SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
December 31, 2022
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR MSCI USA Climate Paris Aligned ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	5.9
Honeywell International, Inc.	2.5
Amazon.com, Inc.	2.3
UnitedHealth Group, Inc.	1.7
Tesla, Inc.	1.4
Visa, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
NVIDIA Corp.	1.3
Eli Lilly & Co.	1.3
TOTAL	26.3%
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	30.9%
Health Care	17.3
Industrials	12.4
Financials	11.0
Consumer Discretionary	10.3
Real Estate	6.9
Communication Services	5.6
Consumer Staples	2.5
Materials	1.6
Utilities	1.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Willis Towers Watson PLC	1.3%
Archer-Daniels-Midland Co.	1.1
McKesson Corp.	1.1
Quest Diagnostics, Inc.	1.0
HP, Inc.	0.9
Cognizant Technology Solutions Corp. Class A	0.8
Expeditors International of Washington, Inc.	0.8
Hewlett Packard Enterprise Co.	0.8
O'Reilly Automotive, Inc.	0.8
T Rowe Price Group, Inc.	0.7
TOTAL	9.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	18.5%
Information Technology	14.2
Financials	14.2
Consumer Discretionary	11.8
Health Care	11.0
Consumer Staples	8.5
Utilities	7.0
Materials	6.8
Real Estate	4.4
Communication Services	2.5
Energy	0.8
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Marathon Petroleum Corp.	0.9%
Steel Dynamics, Inc.	0.8
Cardinal Health, Inc.	0.8
Phillips 66	0.8
Valero Energy Corp.	0.8
McKesson Corp.	0.8
Nucor Corp.	0.8
Ovintiv, Inc.	0.7
APA Corp.	0.7
Archer-Daniels-Midland Co.	0.7
TOTAL	7.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	15.4%
Information Technology	14.5
Consumer Discretionary	12.2
Financials	11.2
Energy	10.8
Health Care	10.0
Materials	9.3
Consumer Staples	6.7
Utilities	4.5
Real Estate	2.7
Communication Services	2.5
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Phillips 66	1.9%
Gilead Sciences, Inc.	1.8
HP, Inc.	1.6
Valero Energy Corp.	1.5
T Rowe Price Group, Inc.	1.3
Marathon Petroleum Corp.	1.3
ONEOK, Inc.	1.2
LyondellBasell Industries NV Class A	1.2
Dow, Inc.	1.2
Walgreens Boots Alliance, Inc.	1.2
TOTAL	14.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	17.2%
Consumer Discretionary	13.7
Industrials	10.2
Materials	9.5
Real Estate	8.6
Energy	8.2
Utilities	8.1
Consumer Staples	8.0
Information Technology	7.8
Health Care	5.7
Communication Services	2.7
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Fair Isaac Corp.	1.4%
United Therapeutics Corp.	1.2
Hubbell, Inc.	1.2
RPM International, Inc.	1.2
Carlisle Cos., Inc.	1.2
Reliance Steel & Aluminum Co.	1.2
Toro Co.	1.1
Neurocrine Biosciences, Inc.	1.1
Essential Utilities, Inc.	1.1
Axon Enterprise, Inc.	1.1
TOTAL	11.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	21.7%
Health Care	12.9
Information Technology	12.3
Consumer Discretionary	11.7
Financials	11.0
Materials	8.1
Energy	7.1
Real Estate	4.8
Consumer Staples	4.3
Utilities	4.1
Communication Services	1.8
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Reinsurance Group of America, Inc.	0.9%
Jabil, Inc.	0.9
Cleveland-Cliffs, Inc.	0.8
Webster Financial Corp.	0.8
Alcoa Corp.	0.8
Regal Rexnord Corp.	0.8
UGI Corp.	0.8
Unum Group	0.8
Ciena Corp.	0.8
Jones Lang LaSalle, Inc.	0.7
TOTAL	8.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	19.4%
Industrials	17.8
Consumer Discretionary	16.4
Information Technology	11.7
Real Estate	11.6
Health Care	7.3
Materials	4.9
Utilities	4.0
Consumer Staples	3.8
Communication Services	2.4
Energy	0.5
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	8.4%
Microsoft Corp.	7.7
Amazon.com, Inc.	3.2
Alphabet, Inc. Class A	2.3
UnitedHealth Group, Inc.	2.1
Alphabet, Inc. Class C	2.0
Exxon Mobil Corp.	2.0
JPMorgan Chase & Co.	1.7
NVIDIA Corp.	1.6
Procter & Gamble Co.	1.6
TOTAL	32.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

		% of Net Assets
	Information Technology	28.3%
	Health Care	17.0
	Financials	11.6
	Consumer Discretionary	8.4
	Communication Services	7.5
	Consumer Staples	7.4
	Industrials	6.8
	Energy	5.6
	Materials	2.8
	Real Estate	2.7
	Utilities	1.8
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.1
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Agree Realty Corp. REIT	0.7%
Ensign Group, Inc.	0.6
Helmerich & Payne, Inc.	0.6
Exponent, Inc.	0.6
UFP Industries, Inc.	0.6
Applied Industrial Technologies, Inc.	0.6
Fabrinet	0.5
SPS Commerce, Inc.	0.5
AMN Healthcare Services, Inc.	0.5
South Jersey Industries, Inc.	0.5
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	18.3%
Industrials	17.1
Information Technology	12.9
Consumer Discretionary	12.6
Health Care	11.1
Real Estate	7.8
Materials	5.6
Consumer Staples	5.2
Energy	4.6
Utilities	2.6
Communication Services	1.9
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Ensign Group, Inc.	1.2%
UFP Industries, Inc.	1.1
Applied Industrial Technologies, Inc.	1.1
Fabrinet	1.0
SPS Commerce, Inc.	1.0
AMN Healthcare Services, Inc.	1.0
South Jersey Industries, Inc.	1.0
Cytokinetics, Inc.	0.9
Agree Realty Corp. REIT	0.9
SM Energy Co.	0.9
TOTAL	10.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	18.5%
Information Technology	16.9
Financials	16.7
Health Care	13.8
Consumer Discretionary	8.0
Materials	5.9
Consumer Staples	5.7
Energy	5.2
Real Estate	4.3
Utilities	3.3
Communication Services	1.5
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Meritage Homes Corp.	0.8%
Essential Properties Realty Trust, Inc. REIT	0.8
Avista Corp.	0.8
Signet Jewelers, Ltd.	0.7
Insight Enterprises, Inc.	0.7
Pacific Premier Bancorp, Inc.	0.7
ABM Industries, Inc.	0.7
John Bean Technologies Corp.	0.7
WSFS Financial Corp.	0.7
LXP Industrial Trust REIT	0.7
TOTAL	7.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	19.9%
Consumer Discretionary	17.7
Industrials	15.6
Real Estate	11.7
Information Technology	8.6
Health Care	8.2
Materials	5.3
Consumer Staples	4.6
Energy	4.0
Communication Services	2.3
Utilities	1.8
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	2.8
Exxon Mobil Corp.	2.5
UnitedHealth Group, Inc.	2.4
Johnson & Johnson	2.1
Berkshire Hathaway, Inc. Class B	2.1
Chevron Corp.	1.8
Eli Lilly & Co.	1.5
AbbVie, Inc.	1.5
Pfizer, Inc.	1.3
TOTAL	25.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

		% of Net Assets
	Information Technology	20.4%
	Health Care	20.2
	Financials	10.5
	Consumer Staples	9.5
	Energy	9.4
	Industrials	9.3
	Consumer Discretionary	7.3
	Utilities	4.7
	Materials	3.0
	Communication Services	2.9
	Real Estate	2.6
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.8%
Walmart, Inc.	2.4
Exxon Mobil Corp.	2.3
JPMorgan Chase & Co.	1.7
Apple, Inc.	1.6
AT&T, Inc.	1.6
CVS Health Corp.	1.5
Microsoft Corp.	1.3
Bank of America Corp.	1.2
Chevron Corp.	1.1
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	20.7%
Health Care	14.4
Information Technology	11.6
Consumer Discretionary	9.5
Consumer Staples	9.3
Industrials	9.0
Energy	8.3
Communication Services	7.5
Utilities	3.8
Materials	3.6
Real Estate	2.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Generac Holdings, Inc.	3.0%
Shoals Technologies Group, Inc. Class A	2.8
AES Corp.	2.8
Avangrid, Inc.	2.7
ALLETE, Inc.	2.7
Enbridge, Inc.	2.7
New Jersey Resources Corp.	2.7
Cummins, Inc.	2.7
Consolidated Edison, Inc.	2.7
General Electric Co.	2.6
TOTAL	27.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Utilities	38.3%
Industrials	36.1
Information Technology	18.2
Consumer Discretionary	4.4
Energy	2.7
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Maxar Technologies, Inc.	6.7%
Boeing Co.	4.0
Iridium Communications, Inc.	3.8
Aerojet Rocketdyne Holdings, Inc.	3.8
Raytheon Technologies Corp.	3.8
Hexcel Corp.	3.7
Lockheed Martin Corp.	3.7
Northrop Grumman Corp.	3.7
Honeywell International, Inc.	3.7
Teledyne Technologies, Inc.	3.6
TOTAL	40.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	75.1%
Information Technology	15.7
Communication Services	3.8
Energy	2.8
Materials	2.5
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Maxar Technologies, Inc.	3.5%
Varonis Systems, Inc.	1.9
Kratos Defense & Security Solutions, Inc.	1.8
Rapid7, Inc.	1.8
Boeing Co.	1.8
Broadcom, Inc.	1.7
Datadog, Inc. Class A	1.7
ForgeRock, Inc. Class A	1.7
Telos Corp.	1.7
Viasat, Inc.	1.7
TOTAL	19.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	50.2%
Industrials	43.5
Communication Services	3.1
Health Care	3.1
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Shoals Technologies Group, Inc. Class A	2.7%
Resideo Technologies, Inc.	2.7
Alarm.com Holdings, Inc.	2.6
Honeywell International, Inc.	2.5
Pentair PLC	2.5
Xylem, Inc.	2.5
Itron, Inc.	2.5
Silicon Laboratories, Inc.	2.5
Atlantica Sustainable Infrastructure PLC	2.5
Parsons Corp.	2.5
TOTAL	25.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	53.1%
Information Technology	25.0
Consumer Discretionary	8.0
Energy	5.0
Communication Services	4.8
Utilities	3.9
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(10.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Bruker Corp.	1.7%
Teledyne Technologies, Inc.	1.7
Leidos Holdings, Inc.	1.0
Lockheed Martin Corp.	0.9
ABB, Ltd. ADR	0.8
Boeing Co.	0.8
PTC, Inc.	0.8
Nano Dimension, Ltd. ADR	0.7
Liquidia Corp.	0.7
Ambarella, Inc.	0.7
TOTAL	9.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	29.8%
Information Technology	28.1
Health Care	19.2
Consumer Discretionary	6.1
Utilities	6.0
Communication Services	4.6
Materials	2.2
Financials	1.8
Energy	1.3
Consumer Staples	0.6
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(9.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Grab Holdings, Ltd. Class A	1.8%
Ambarella, Inc.	1.8
Aspen Aerogels, Inc.	1.8
Lyft, Inc. Class A	1.8
Vontier Corp.	1.7
Fisker, Inc.	1.7
Cummins, Inc.	1.7
BorgWarner, Inc.	1.7
Textron, Inc.	1.6
TuSimple Holdings, Inc. Class A	1.6
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Consumer Discretionary	34.9%
Industrials	33.4
Information Technology	26.6
Materials	2.9
Communication Services	1.1
Financials	0.9
Short-Term Investments	10.5
Liabilities in Excess of Other Assets	(10.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Agree Realty Corp. REIT	1.1%
Ensign Group, Inc.	0.9
Helmerich & Payne, Inc.	0.9
Applied Industrial Technologies, Inc.	0.8
UFP Industries, Inc.	0.8
Fabrinet	0.8
SPS Commerce, Inc.	0.8
AMN Healthcare Services, Inc.	0.8
South Jersey Industries, Inc.	0.8
Cytokinetics, Inc.	0.7
TOTAL	8.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Banks	12.2%
Equity Real Estate Investment Trusts (REITs)	8.1
Machinery	4.9
Specialty Retail	4.4
Electronic Equipment, Instruments & Components	4.4
Health Care Providers & Services	4.0
Chemicals	3.8
Semiconductors & Semiconductor Equipment	3.8
Insurance	2.9
Biotechnology	2.7
Food Products	2.7
Software	2.6
Energy Equipment & Services	2.5
Household Durables	2.5
Health Care Equipment & Supplies	2.3
Commercial Services & Supplies	2.1
Building Products	2.1
Communications Equipment	2.0
Oil, Gas & Consumable Fuels	1.9
Trading Companies & Distributors	1.8
Hotels, Restaurants & Leisure	1.7
Thrifts & Mortgage Finance	1.7
Metals & Mining	1.6
Construction & Engineering	1.5
Capital Markets	1.4
Auto Components	1.3
Pharmaceuticals	1.2
Water Utilities	1.2
Personal Products	1.2
Mortgage Real Estate Investment Trust (REITs)	1.1
Gas Utilities	1.0
IT Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Air Freight & Logistics	0.9
Food & Staples Retailing	0.8
Professional Services	0.8
Consumer Finance	0.8
Electrical Equipment	0.7
Media	0.6
Diversified Consumer Services	0.6
Health Care Technology	0.6
Multi-Utilities	0.6
Road & Rail	0.4
Marine	0.4
Airlines	0.3
Beverages	0.3
Automobiles	0.3
Interactive Media & Services	0.3
Entertainment	0.2
Real Estate Management & Development	0.1
Internet & Direct Marketing Retail	0.1
Aerospace & Defense	0.1
Paper & Forest Products	0.1
Multiline Retail	0.1
Diversified Telecommunication Services	0.0*
Short-Term Investment	0.2
See accompanying notes to financial statements.
19

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Prologis, Inc. REIT	1.7%
PepsiCo, Inc.	1.5
Kimberly-Clark Corp.	1.5
Procter & Gamble Co.	1.4
Hershey Co.	1.4
McDonald's Corp.	1.4
Colgate-Palmolive Co.	1.3
Consolidated Edison, Inc.	1.2
Duke Energy Corp.	1.2
Xcel Energy, Inc.	1.2
TOTAL	13.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Industrials	16.2%
Financials	15.0
Information Technology	13.0
Consumer Discretionary	11.7
Utilities	10.3
Consumer Staples	8.7
Health Care	7.1
Materials	6.7
Real Estate	6.0
Communication Services	3.0
Energy	2.0
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Equity Commonwealth REIT	1.8%
White Mountains Insurance Group, Ltd.	0.8
City Holding Co.	0.6
Agree Realty Corp. REIT	0.6
American States Water Co.	0.6
Silgan Holdings, Inc.	0.6
NewMarket Corp.	0.6
MAXIMUS, Inc.	0.6
AMERISAFE, Inc.	0.5
NBT Bancorp, Inc.	0.5
TOTAL	7.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	32.3%
Industrials	16.5
Information Technology	9.8
Real Estate	8.7
Health Care	7.9
Consumer Discretionary	6.3
Materials	5.1
Consumer Staples	4.2
Utilities	4.1
Communication Services	2.7
Energy	2.1
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
HEICO Corp.	194	$ 29,806
HEICO Corp. Class A	228	27,326
Howmet Aerospace, Inc.	2,600	102,466
L3Harris Technologies, Inc.	649	135,128
Raytheon Technologies Corp.	9,658	974,685
TransDigm Group, Inc.	210	132,227
		1,401,638
AUTOMOBILES — 1.6%
Lucid Group, Inc. (a)	10,700	73,081
Rivian Automotive, Inc. Class A (a)	2,200	40,546
Tesla, Inc. (a)	10,038	1,236,481
		1,350,108
BANKS — 2.7%
Bank of America Corp.	15,830	524,290
First Republic Bank	1,599	194,902
JPMorgan Chase & Co.	7,466	1,001,190
KeyCorp.	4,794	83,511
M&T Bank Corp.	510	73,981
PNC Financial Services Group, Inc.	740	116,876
SVB Financial Group (a)	527	121,284
US Bancorp	4,568	199,210
		2,315,244
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	1,759	115,531
Coca-Cola Co.	10,852	690,296
Keurig Dr. Pepper, Inc.	3,227	115,075
Monster Beverage Corp. (a)	1,135	115,236
		1,036,138
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	3,546	573,069
Alnylam Pharmaceuticals, Inc. (a)	572	135,936
Amgen, Inc.	951	249,771
Biogen, Inc. (a)	456	126,276
BioMarin Pharmaceutical, Inc. (a)	1,064	110,113
Exact Sciences Corp. (a)	630	31,191
Incyte Corp. (a)	791	63,533
Moderna, Inc. (a)	778	139,744
Neurocrine Biosciences, Inc. (a)	408	48,732
Regeneron Pharmaceuticals, Inc. (a)	343	247,471
Seagen, Inc. (a)	577	74,150
Vertex Pharmaceuticals, Inc. (a)	777	224,382
		2,024,368
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	876	50,142
Allegion PLC	2,342	246,519
Fortune Brands Innovations, Inc.	306	17,476
Lennox International, Inc.	43	10,287
Masco Corp.	678	31,642
		356,066
Security Description	Shares	Value
CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	102	$ 31,760
Bank of New York Mellon Corp.	3,671	167,104
BlackRock, Inc.	669	474,073
Blackstone, Inc.	1,777	131,836
Cboe Global Markets, Inc.	725	90,966
Charles Schwab Corp.	6,996	582,487
CME Group, Inc.	1,360	228,698
FactSet Research Systems, Inc.	279	111,938
Intercontinental Exchange, Inc.	2,377	243,856
KKR & Co., Inc.	1,632	75,757
MarketAxess Holdings, Inc.	350	97,611
Nasdaq, Inc.	2,199	134,909
Northern Trust Corp.	1,167	103,268
S&P Global, Inc.	2,001	670,215
SEI Investments Co.	1,780	103,774
T Rowe Price Group, Inc.	1,188	129,563
Tradeweb Markets, Inc. Class A	274	17,791
		3,395,606
CHEMICALS — 1.3%
Albemarle Corp.	272	58,986
International Flavors & Fragrances, Inc.	102	10,694
PPG Industries, Inc.	571	71,798
Sherwin-Williams Co.	4,180	992,039
		1,133,517
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	293	132,325
Copart, Inc. (a)	1,952	118,857
Rollins, Inc.	2,067	75,528
		326,710
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	7,527	358,586
Juniper Networks, Inc.	10,907	348,588
Motorola Solutions, Inc.	1,374	354,094
		1,061,268
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	164	55,427
Vulcan Materials Co.	219	38,349
		93,776
CONSUMER FINANCE — 0.4%
American Express Co.	1,837	271,417
Discover Financial Services	612	59,872
		331,289
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Apollo Global Management, Inc.	1,790	114,184
Equitable Holdings, Inc.	1,224	35,129
		149,313
ELECTRIC UTILITIES — 1.3%
Edison International	17,128	1,089,683
ELECTRICAL EQUIPMENT — 2.2%
AMETEK, Inc.	3,791	529,679

See accompanying notes to financial statements.
23

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	1,942	$ 304,797
Plug Power, Inc. (a)	6,244	77,238
Rockwell Automation, Inc.	3,792	976,705
		1,888,419
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	1,882	143,296
Cognex Corp.	714	33,637
Corning, Inc.	28,995	926,100
Keysight Technologies, Inc. (a)	1,074	183,729
Trimble, Inc. (a)	2,497	126,248
		1,413,010
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	564	43,174
Liberty Media Corp.-Liberty Formula One Class C (a)	1,263	75,502
Live Nation Entertainment, Inc. (a)	676	47,144
Netflix, Inc. (a)	1,285	378,921
Take-Two Interactive Software, Inc. (a)	204	21,243
Walt Disney Co. (a)	5,271	457,944
		1,023,928
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.7%
American Tower Corp. REIT	1,678	355,501
AvalonBay Communities, Inc. REIT	1,822	294,290
Boston Properties, Inc. REIT	2,417	163,341
Crown Castle, Inc. REIT	2,166	293,796
Digital Realty Trust, Inc. REIT	9,283	930,806
Equinix, Inc. REIT	509	333,410
Equity LifeStyle Properties, Inc. REIT	164	10,594
Equity Residential REIT	1,787	105,433
Essex Property Trust, Inc. REIT	1,963	415,999
Extra Space Storage, Inc. REIT	816	120,099
Medical Properties Trust, Inc. REIT	11,322	126,127
Prologis, Inc. REIT	9,534	1,074,768
Public Storage REIT	1,268	355,281
Realty Income Corp. REIT	8,694	551,460
Simon Property Group, Inc. REIT	1,135	133,340
Sun Communities, Inc. REIT	204	29,172
Ventas, Inc. REIT	1,530	68,927
Welltower, Inc. REIT	2,040	133,722
Weyerhaeuser Co. REIT	8,944	277,264
WP Carey, Inc. REIT	306	23,914
		5,797,244
FOOD PRODUCTS — 0.8%
Darling Ingredients, Inc. (a)	2,400	150,216
Hershey Co.	2,174	503,433
McCormick & Co., Inc.	204	16,910
		670,559
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Align Technology, Inc. (a)	178	37,540
Baxter International, Inc.	174	8,869
Becton Dickinson & Co.	556	141,391
Boston Scientific Corp. (a)	4,284	198,221
Security Description	Shares	Value
Cooper Cos., Inc.	333	$ 110,113
DexCom, Inc. (a)	1,424	161,254
Edwards Lifesciences Corp. (a)	3,589	267,775
Hologic, Inc. (a)	1,385	103,612
IDEXX Laboratories, Inc. (a)	389	158,696
Insulet Corp. (a)	243	71,537
Intuitive Surgical, Inc. (a)	966	256,328
Masimo Corp. (a)	170	25,152
Medtronic PLC	4,649	361,320
Novocure, Ltd. (a)	368	26,993
ResMed, Inc.	816	169,834
Stryker Corp.	1,205	294,610
Teleflex, Inc.	249	62,158
Zimmer Biomet Holdings, Inc.	846	107,865
		2,563,268
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Elevance Health, Inc.	688	352,923
Humana, Inc.	396	202,827
Laboratory Corp. of America Holdings	89	20,958
Quest Diagnostics, Inc.	230	35,981
UnitedHealth Group, Inc.	2,694	1,428,305
		2,040,994
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	463	74,719
HOTELS, RESTAURANTS & LEISURE — 2.0%
Chipotle Mexican Grill, Inc. (a)	60	83,249
Hilton Worldwide Holdings, Inc.	238	30,074
McDonald's Corp.	3,888	1,024,605
Starbucks Corp.	3,730	370,016
Vail Resorts, Inc.	47	11,202
Yum! Brands, Inc.	1,544	197,756
		1,716,902
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	408	36,369
Garmin, Ltd.	1,632	150,617
Lennar Corp. Class A	596	53,938
NVR, Inc. (a)	24	110,702
PulteGroup, Inc.	1,020	46,441
		398,067
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	778	62,715
Colgate-Palmolive Co.	2,706	213,206
Procter & Gamble Co.	436	66,080
		342,001
INDUSTRIAL CONGLOMERATES — 2.6%
3M Co.	579	69,434
Honeywell International, Inc.	10,073	2,158,644
		2,228,078
INSURANCE — 3.8%
Aflac, Inc.	6,851	492,861
Allstate Corp.	958	129,905
American Financial Group, Inc.	1,651	226,649

See accompanying notes to financial statements.
24

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Arch Capital Group, Ltd. (a)	3,386	$ 212,573
Arthur J Gallagher & Co.	218	41,102
Brown & Brown, Inc.	2,573	146,584
Chubb, Ltd.	1,854	408,992
Cincinnati Financial Corp.	1,287	131,776
Erie Indemnity Co. Class A	295	73,372
Globe Life, Inc.	638	76,911
Hartford Financial Services Group, Inc.	1,984	150,447
Markel Corp. (a)	121	159,416
Marsh & McLennan Cos., Inc.	1,969	325,830
MetLife, Inc.	2,001	144,812
Progressive Corp.	1,897	246,060
Travelers Cos., Inc.	371	69,559
W R Berkley Corp.	1,286	93,325
Willis Towers Watson PLC	574	140,389
		3,270,563
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class A (a)	8,987	792,923
Alphabet, Inc. Class C (a)	13,207	1,171,857
Match Group, Inc. (a)	816	33,856
Meta Platforms, Inc. Class A (a)	6,739	810,971
Pinterest, Inc. Class A (a)	1,122	27,242
Snap, Inc. Class A (a)	2,142	19,171
		2,856,020
INTERNET & DIRECT MARKETING RETAIL — 2.9%
Amazon.com, Inc. (a)	23,886	2,006,424
eBay, Inc.	3,925	162,770
Etsy, Inc. (a)	1,286	154,037
MercadoLibre, Inc. (a)	204	172,633
		2,495,864
IT SERVICES — 4.5%
Accenture PLC Class A	2,317	618,268
Automatic Data Processing, Inc.	163	38,934
Block, Inc. (a)	462	29,032
EPAM Systems, Inc. (a)	32	10,488
Fiserv, Inc. (a)	612	61,855
International Business Machines Corp.	4,147	584,271
Mastercard, Inc. Class A	2,181	758,399
MongoDB, Inc. (a)	62	12,204
Okta, Inc. (a)	408	27,879
Paychex, Inc.	946	109,320
PayPal Holdings, Inc. (a)	3,172	225,910
Twilio, Inc. Class A (a)	191	9,351
VeriSign, Inc. (a)	1,151	236,461
Visa, Inc. Class A	5,720	1,188,387
		3,910,759
LEISURE EQUIPMENT & PRODUCTS — 0.0%
Hasbro, Inc.	714	43,561
LIFE SCIENCES TOOLS & SERVICES — 3.5%
Agilent Technologies, Inc.	964	144,263
Avantor, Inc. (a)	1,734	36,570
Bio-Rad Laboratories, Inc. Class A (a)	152	63,915
Bio-Techne Corp.	216	17,902
Security Description	Shares	Value
Danaher Corp.	2,912	$ 772,903
Illumina, Inc. (a)	537	108,581
IQVIA Holdings, Inc. (a)	100	20,489
Mettler-Toledo International, Inc. (a)	329	475,553
PerkinElmer, Inc.	1,358	190,419
Thermo Fisher Scientific, Inc.	1,328	731,316
Waters Corp. (a)	692	237,065
West Pharmaceutical Services, Inc.	1,003	236,056
		3,035,032
MACHINERY — 3.2%
Cummins, Inc.	36	8,723
Deere & Co.	250	107,190
Fortive Corp.	6,505	417,946
IDEX Corp.	643	146,816
Illinois Tool Works, Inc.	3,203	705,621
Pentair PLC	8,474	381,161
Stanley Black & Decker, Inc.	349	26,217
Xylem, Inc.	9,155	1,012,268
		2,805,942
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	431	146,152
Comcast Corp. Class A	7,400	258,778
Fox Corp. Class A	1,096	33,286
Fox Corp. Class B	1,065	30,299
Liberty Broadband Corp. Class C (a)	4,166	317,741
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,734	67,851
Sirius XM Holdings, Inc.	13,921	81,299
		935,406
METALS & MINING — 0.2%
Newmont Corp.	3,015	142,308
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	2,256	47,556
MULTILINE RETAIL — 0.3%
Dollar General Corp.	907	223,349
Target Corp.	112	16,692
		240,041
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	306	75,922
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	6,858	493,433
Catalent, Inc. (a)	871	39,204
Elanco Animal Health, Inc. (a)	3,060	37,393
Eli Lilly & Co.	3,112	1,138,494
Jazz Pharmaceuticals PLC (a)	620	98,772
Johnson & Johnson	6,414	1,133,033
Merck & Co., Inc.	8,968	995,000
Pfizer, Inc.	11,938	611,703
Zoetis, Inc.	4,321	633,243
		5,180,275

See accompanying notes to financial statements.
25

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.0%
Booz Allen Hamilton Holding Corp.	278	$ 29,056
CoStar Group, Inc. (a)	1,986	153,478
Equifax, Inc.	527	102,428
Jacobs Solutions, Inc.	3,597	431,892
Leidos Holdings, Inc.	120	12,623
Robert Half International, Inc.	454	33,519
TransUnion	184	10,442
Verisk Analytics, Inc.	723	127,551
		900,989
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,304	177,316
Zillow Group, Inc. Class C (a)	306	9,856
		187,172
ROAD & RAIL — 0.7%
Old Dominion Freight Line, Inc.	599	169,984
Uber Technologies, Inc. (a)	3,774	93,331
U-Haul Holding Co.	2,304	126,674
Union Pacific Corp.	1,103	228,398
		618,387
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Advanced Micro Devices, Inc. (a)	1,963	127,143
Analog Devices, Inc.	3,899	639,553
Broadcom, Inc.	286	159,911
Enphase Energy, Inc. (a)	1,784	472,689
First Solar, Inc. (a)	1,580	236,668
Intel Corp.	14,956	395,287
KLA Corp.	465	175,319
Marvell Technology, Inc.	9,040	334,842
Monolithic Power Systems, Inc.	629	222,421
NVIDIA Corp.	7,912	1,156,260
QUALCOMM, Inc.	7,289	801,353
SolarEdge Technologies, Inc. (a)	1,320	373,916
Texas Instruments, Inc.	4,261	704,002
		5,799,364
SOFTWARE — 9.7%
Adobe, Inc. (a)	2,126	715,463
ANSYS, Inc. (a)	237	57,257
Autodesk, Inc. (a)	647	120,905
DocuSign, Inc. (a)	376	20,838
Fortinet, Inc. (a)	1,764	86,242
HubSpot, Inc. (a)	48	13,878
Intuit, Inc.	2,259	879,248
Microsoft Corp.	21,404	5,133,107
Oracle Corp.	456	37,273
Palo Alto Networks, Inc. (a)	120	16,745
Paycom Software, Inc. (a)	67	20,791
Roper Technologies, Inc.	383	165,490
Salesforce, Inc. (a)	2,696	357,463
ServiceNow, Inc. (a)	1,219	473,301
Security Description	Shares	Value
Synopsys, Inc. (a)	529	$ 168,904
Trade Desk, Inc. Class A (a)	550	24,657
Tyler Technologies, Inc. (a)	115	37,077
Workday, Inc. Class A (a)	408	68,271
Zoom Video Communications, Inc. Class A (a)	161	10,906
		8,407,816
SPECIALTY RETAIL — 2.7%
Burlington Stores, Inc. (a)	306	62,045
Home Depot, Inc.	3,018	953,265
Lowe's Cos., Inc.	2,047	407,844
O'Reilly Automotive, Inc. (a)	324	273,466
Ross Stores, Inc.	1,376	159,712
TJX Cos., Inc.	4,475	356,210
Ulta Beauty, Inc. (a)	243	113,984
		2,326,526
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.1%
Apple, Inc.	47,017	6,108,919
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	409	131,036
NIKE, Inc. Class B	1,324	154,921
VF Corp.	1,118	30,868
		316,825
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	3,803	179,958
W.W. Grainger, Inc.	53	29,481
		209,439
TOTAL COMMON STOCKS (Cost $99,947,419)		86,136,599
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c) (Cost $49,671)	49,664	49,674
TOTAL INVESTMENTS — 99.9% (Cost $99,997,090)		86,186,273
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		90,753
NET ASSETS — 100.0%		$ 86,277,026
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
26

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,136,599	$—	$—	$86,136,599
Short-Term Investment	49,674	—	—	49,674
TOTAL INVESTMENTS	$86,186,273	$—	$—	$86,186,273

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	221,509	$221,487	$1,916,770	$2,088,642	$41	$18	49,664	$49,674	$1,752
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
BWX Technologies, Inc.	15,656	$ 909,300
Curtiss-Wright Corp.	4,426	739,098
Huntington Ingalls Industries, Inc.	2,104	485,351
L3Harris Technologies, Inc.	6,229	1,296,940
Mercury Systems, Inc. (a)	1,480	66,215
Textron, Inc.	15,985	1,131,738
Woodward, Inc.	3,659	353,496
		4,982,138
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc.	23,902	2,188,467
Expeditors International of Washington, Inc.	41,792	4,343,025
FedEx Corp.	9,099	1,575,947
GXO Logistics, Inc. (a)	12,248	522,867
		8,630,306
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	6,856	294,397
Southwest Airlines Co.	25,757	867,238
		1,161,635
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	39,898	1,605,895
Gentex Corp.	58,093	1,584,196
Lear Corp.	5,064	628,037
		3,818,128
AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	6,213	258,461
Thor Industries, Inc. (b)	2,203	166,304
		424,765
BANKS — 0.5%
Bank of Hawaii Corp.	2,919	226,398
Bank OZK	4,489	179,829
Commerce Bancshares, Inc.	6,013	409,305
First Hawaiian, Inc.	7,715	200,899
FNB Corp.	15,799	206,177
PacWest Bancorp	4,312	98,960
Pinnacle Financial Partners, Inc.	3,048	223,723
Popular, Inc.	3,310	219,519
Prosperity Bancshares, Inc.	5,161	375,101
Umpqua Holdings Corp.	15,275	272,659
Zions Bancorp NA	7,081	348,102
		2,760,672
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	608	200,348
Brown-Forman Corp. Class A	1,935	127,246
Brown-Forman Corp. Class B	7,295	479,135
Molson Coors Beverage Co. Class B	21,034	1,083,672
Monster Beverage Corp. (a)	12,459	1,264,962
		3,155,363
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	13,557	$ 217,454
Incyte Corp. (a)	14,963	1,201,828
Regeneron Pharmaceuticals, Inc. (a)	3,679	2,654,362
United Therapeutics Corp. (a)	4,165	1,158,245
		5,231,889
BUILDING PRODUCTS — 2.6%
A.O. Smith Corp.	33,361	1,909,583
Advanced Drainage Systems, Inc.	1,726	141,480
Allegion PLC	12,326	1,297,435
Armstrong World Industries, Inc.	4,842	332,113
Carlisle Cos., Inc.	1,709	402,726
Carrier Global Corp.	28,003	1,155,124
Fortune Brands Innovations, Inc.	16,197	925,011
Johnson Controls International PLC	27,031	1,729,984
Lennox International, Inc.	8,657	2,071,014
Masco Corp.	35,793	1,670,459
Masterbrand, Inc.	16,197	122,287
Owens Corning	11,836	1,009,611
Trane Technologies PLC	8,625	1,449,776
Trex Co., Inc. (a)	3,087	130,673
		14,347,276
CAPITAL MARKETS — 4.8%
Affiliated Managers Group, Inc.	7,655	1,212,782
Carlyle Group, Inc.	36,424	1,086,892
Cboe Global Markets, Inc.	15,557	1,951,937
Evercore, Inc. Class A	11,202	1,221,914
FactSet Research Systems, Inc.	5,282	2,119,191
Franklin Resources, Inc.	51,494	1,358,412
Interactive Brokers Group, Inc. Class A	5,948	430,338
Invesco, Ltd.	44,959	808,812
Janus Henderson Group PLC	40,479	952,066
Jefferies Financial Group, Inc.	24,608	843,562
Lazard, Ltd. Class A	27,909	967,605
MarketAxess Holdings, Inc.	3,318	925,357
Moody's Corp.	5,288	1,473,343
Morningstar, Inc.	2,165	468,917
MSCI, Inc.	2,984	1,388,067
Nasdaq, Inc.	24,167	1,482,645
Raymond James Financial, Inc.	12,879	1,376,121
SEI Investments Co.	31,302	1,824,907
Stifel Financial Corp.	7,228	421,898
T Rowe Price Group, Inc.	38,097	4,154,859
Tradeweb Markets, Inc. Class A	4,534	294,393
Virtu Financial, Inc. Class A	10,172	207,611
		26,971,629
CHEMICALS — 2.5%
Ashland, Inc.	5,203	559,479
Axalta Coating Systems, Ltd. (a)	17,817	453,799
Celanese Corp.	14,160	1,447,718
CF Industries Holdings, Inc.	9,935	846,462
DuPont de Nemours, Inc.	36,660	2,515,976

See accompanying notes to financial statements.
28

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	13,968	$ 1,137,554
Element Solutions, Inc.	9,471	172,278
FMC Corp.	6,484	809,203
Huntsman Corp.	42,177	1,159,024
LyondellBasell Industries NV Class A	15,798	1,311,708
NewMarket Corp.	567	176,399
Olin Corp.	6,154	325,793
PPG Industries, Inc.	9,615	1,208,990
RPM International, Inc.	14,663	1,428,909
Scotts Miracle-Gro Co. (b)	2,282	110,882
Valvoline, Inc.	9,261	302,372
Westlake Corp.	2,084	213,693
		14,180,239
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)	1,618	184,646
Copart, Inc. (a)	24,469	1,489,917
Driven Brands Holdings, Inc. (a) (b)	1,840	50,250
MSA Safety, Inc.	1,558	224,648
Republic Services, Inc.	10,613	1,368,971
Rollins, Inc.	21,726	793,868
Stericycle, Inc. (a)	8,891	443,572
Tetra Tech, Inc.	6,755	980,759
Waste Management, Inc.	13,793	2,163,846
		7,700,477
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	21,274	1,084,548
F5, Inc. (a)	16,509	2,369,207
Juniper Networks, Inc.	46,561	1,488,090
Lumentum Holdings, Inc. (a)	3,109	162,197
Motorola Solutions, Inc.	7,654	1,972,512
		7,076,554
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	12,579	1,068,334
MDU Resources Group, Inc.	21,252	644,786
Valmont Industries, Inc.	1,000	330,670
		2,043,790
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,108	811,448
CONSUMER FINANCE — 0.3%
Credit Acceptance Corp. (a) (b)	1,039	492,902
SLM Corp.	23,010	381,966
Synchrony Financial	18,868	620,002
		1,494,870
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	85,680	1,020,449
AptarGroup, Inc.	8,338	917,013
Ardagh Group SA (a) (b)	1,132	13,612
Ardagh Metal Packaging SA	7,937	38,177
Avery Dennison Corp.	6,823	1,234,963
Ball Corp.	17,949	917,912
Berry Global Group, Inc.	21,928	1,325,109
Crown Holdings, Inc.	5,071	416,887
Security Description	Shares	Value
Graphic Packaging Holding Co.	19,950	$ 443,887
International Paper Co.	60,751	2,103,807
Packaging Corp. of America	12,815	1,639,167
Sealed Air Corp.	12,056	601,353
Silgan Holdings, Inc.	18,422	954,996
Sonoco Products Co.	10,343	627,924
Westrock Co.	20,916	735,407
		12,990,663
DISTRIBUTORS — 1.0%
Genuine Parts Co.	23,436	4,066,380
LKQ Corp.	24,297	1,297,703
Pool Corp.	1,307	395,145
		5,759,228
DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	2,807	177,122
Grand Canyon Education, Inc. (a)	9,661	1,020,781
H&R Block, Inc.	7,527	274,811
Service Corp. International	23,060	1,594,368
		3,067,082
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	17,747	1,132,081
Voya Financial, Inc.	8,848	544,064
		1,676,145
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Frontier Communications Parent, Inc. (a)	19,515	497,242
Lumen Technologies, Inc.	45,825	239,207
		736,449
ELECTRIC UTILITIES — 3.5%
Alliant Energy Corp.	19,802	1,093,268
American Electric Power Co., Inc.	16,659	1,581,772
Avangrid, Inc.	6,086	261,576
Entergy Corp.	16,994	1,911,825
Evergy, Inc.	25,999	1,636,117
Eversource Energy	17,055	1,429,891
Exelon Corp.	38,655	1,671,056
FirstEnergy Corp.	40,407	1,694,669
Hawaiian Electric Industries, Inc.	22,873	957,235
IDACORP, Inc.	9,636	1,039,243
NRG Energy, Inc.	45,400	1,444,628
OGE Energy Corp.	23,587	932,866
Pinnacle West Capital Corp.	19,328	1,469,701
PPL Corp.	36,895	1,078,072
Xcel Energy, Inc.	21,451	1,503,930
		19,705,849
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	3,181	526,806
AMETEK, Inc.	8,706	1,216,402
Hubbell, Inc.	5,306	1,245,212
nVent Electric PLC	6,724	258,672

See accompanying notes to financial statements.
29

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC	5,631	$ 227,380
		3,474,472
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	19,667	2,056,578
Avnet, Inc.	12,900	536,382
Cognex Corp.	8,855	417,159
Corning, Inc.	110,530	3,530,328
IPG Photonics Corp. (a)	4,544	430,181
Jabil, Inc.	25,300	1,725,460
Keysight Technologies, Inc. (a)	11,138	1,905,378
Littelfuse, Inc.	1,961	431,812
National Instruments Corp.	14,768	544,939
Trimble, Inc. (a)	8,476	428,547
Vontier Corp.	15,282	295,401
Zebra Technologies Corp. Class A (a)	3,452	885,127
		13,187,292
ENTERTAINMENT — 0.4%
Electronic Arts, Inc.	10,602	1,295,352
Take-Two Interactive Software, Inc. (a)	6,166	642,066
World Wrestling Entertainment, Inc. Class A	1,786	122,377
		2,059,795
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
American Homes 4 Rent Class A REIT	9,835	296,427
Apartment Income REIT Corp.	29,372	1,007,753
AvalonBay Communities, Inc. REIT	5,682	917,757
Camden Property Trust REIT	5,033	563,092
Cousins Properties, Inc. REIT	12,701	321,208
CubeSmart REIT	14,367	578,272
Douglas Emmett, Inc. REIT	6,082	95,366
EastGroup Properties, Inc. REIT	3,660	541,900
Equity LifeStyle Properties, Inc. REIT	10,986	709,696
Equity Residential REIT	21,551	1,271,509
Essex Property Trust, Inc. REIT	2,728	578,118
Extra Space Storage, Inc. REIT	10,146	1,493,288
Federal Realty Investment Trust REIT	2,687	271,494
First Industrial Realty Trust, Inc. REIT	17,343	836,973
Healthcare Realty Trust, Inc. REIT	8,526	164,296
Healthpeak Properties, Inc. REIT	19,134	479,689
Highwoods Properties, Inc. REIT	18,878	528,206
Iron Mountain, Inc. REIT	10,944	545,558
Kilroy Realty Corp. REIT	22,897	885,427
Lamar Advertising Co. Class A REIT	6,946	655,702
Life Storage, Inc. REIT	6,043	595,236
Medical Properties Trust, Inc. REIT (b)	38,399	427,765
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	5,773	$ 906,303
National Retail Properties, Inc. REIT	8,405	384,613
National Storage Affiliates Trust REIT	4,539	163,949
Public Storage REIT	5,571	1,560,939
Rayonier, Inc. REIT	11,889	391,861
Regency Centers Corp. REIT	5,497	343,563
SL Green Realty Corp. REIT (b)	4,486	151,268
Sun Communities, Inc. REIT	3,836	548,548
Weyerhaeuser Co. REIT	76,036	2,357,116
WP Carey, Inc. REIT	7,002	547,206
		21,120,098
FOOD & STAPLES RETAILING — 1.6%
Albertsons Cos., Inc. Class A	10,326	214,161
BJ's Wholesale Club Holdings, Inc. (a)	16,217	1,072,917
Casey's General Stores, Inc.	8,295	1,860,983
Grocery Outlet Holding Corp. (a)	5,294	154,532
Kroger Co.	65,904	2,938,000
Walgreens Boots Alliance, Inc.	69,305	2,589,235
		8,829,828
FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	68,751	6,383,530
Bunge, Ltd.	11,878	1,185,068
Campbell Soup Co.	19,013	1,078,988
Conagra Brands, Inc.	48,458	1,875,325
Darling Ingredients, Inc. (a)	8,122	508,356
Flowers Foods, Inc.	40,932	1,176,386
General Mills, Inc.	25,179	2,111,259
Hershey Co.	8,102	1,876,180
Hormel Foods Corp.	11,123	506,653
Ingredion, Inc.	10,392	1,017,689
JM Smucker Co.	17,570	2,784,142
Kellogg Co.	25,583	1,822,533
Lamb Weston Holdings, Inc.	5,106	456,272
McCormick & Co., Inc.	11,120	921,737
Pilgrim's Pride Corp. (a)	3,900	92,547
Post Holdings, Inc. (a)	9,771	881,930
Seaboard Corp.	68	256,714
Tyson Foods, Inc. Class A	28,532	1,776,117
		26,711,426
GAS UTILITIES — 0.7%
National Fuel Gas Co.	25,571	1,618,644
UGI Corp.	61,644	2,285,143
		3,903,787
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Cooper Cos., Inc.	8,395	2,775,975
DENTSPLY SIRONA, Inc.	26,565	845,830
Globus Medical, Inc. Class A (a)	8,131	603,889
Hologic, Inc. (a)	43,333	3,241,742
ICU Medical, Inc. (a)	3,089	486,456
IDEXX Laboratories, Inc. (a)	3,198	1,304,656

See accompanying notes to financial statements.
30

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	5,591	$ 313,487
Masimo Corp. (a)	5,068	749,811
ResMed, Inc.	6,166	1,283,329
Teleflex, Inc.	2,992	746,893
		12,352,068
HEALTH CARE PROVIDERS & SERVICES — 5.4%
Amedisys, Inc. (a)	1,627	135,920
AmerisourceBergen Corp.	4,831	800,545
Cardinal Health, Inc.	35,168	2,703,364
Chemed Corp.	3,769	1,923,811
DaVita, Inc. (a)	10,302	769,250
Encompass Health Corp.	13,040	779,922
Enhabit, Inc. (a)	6,520	85,803
Henry Schein, Inc. (a)	40,545	3,238,329
Laboratory Corp. of America Holdings	15,423	3,631,808
McKesson Corp.	16,569	6,215,363
Molina Healthcare, Inc. (a)	7,598	2,509,012
Premier, Inc. Class A	35,665	1,247,562
Quest Diagnostics, Inc.	34,906	5,460,695
Universal Health Services, Inc. Class B	6,818	960,588
		30,461,972
HEALTH CARE TECHNOLOGY — 0.0% (c)
Doximity, Inc. Class A (a) (b)	5,318	178,472
HOTELS, RESTAURANTS & LEISURE — 0.9%
Choice Hotels International, Inc.	3,462	389,960
Domino's Pizza, Inc.	5,350	1,853,240
Vail Resorts, Inc.	1,571	374,448
Yum! Brands, Inc.	19,656	2,517,540
		5,135,188
HOUSEHOLD DURABLES — 1.7%
D.R. Horton, Inc.	11,120	991,237
Garmin, Ltd.	21,334	1,968,915
Leggett & Platt, Inc.	12,142	391,337
Lennar Corp. Class A	9,044	818,482
Mohawk Industries, Inc. (a)	2,511	256,674
Newell Brands, Inc.	25,169	329,211
NVR, Inc. (a)	467	2,154,075
PulteGroup, Inc.	19,672	895,666
Toll Brothers, Inc.	3,998	199,580
Whirlpool Corp.	11,803	1,669,652
		9,674,829
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	20,636	1,663,468
Clorox Co.	18,210	2,555,409
Colgate-Palmolive Co.	28,692	2,260,643
Kimberly-Clark Corp.	17,609	2,390,422
Reynolds Consumer Products, Inc. (b)	9,381	281,242
		9,151,184
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	36,706	$ 1,055,665
Brookfield Renewable Corp. Class A	4,649	128,033
		1,183,698
INSURANCE — 7.9%
Allstate Corp.	28,130	3,814,428
American Financial Group, Inc.	2,443	335,375
Arch Capital Group, Ltd. (a)	55,392	3,477,510
Assurant, Inc.	9,093	1,137,171
Assured Guaranty, Ltd.	3,070	191,138
Axis Capital Holdings, Ltd.	13,410	726,420
Brown & Brown, Inc.	23,767	1,354,006
Cincinnati Financial Corp.	33,238	3,403,239
CNA Financial Corp.	2,905	122,823
Erie Indemnity Co. Class A	5,848	1,454,514
Everest Re Group, Ltd.	7,978	2,642,872
F&G Annuities & Life, Inc.	2,397	47,964
Fidelity National Financial, Inc.	35,277	1,327,121
First American Financial Corp.	31,363	1,641,539
Globe Life, Inc.	10,908	1,314,959
Hanover Insurance Group, Inc.	7,760	1,048,609
Hartford Financial Services Group, Inc.	16,548	1,254,835
Kemper Corp.	2,512	123,590
Loews Corp.	18,573	1,083,363
Markel Corp. (a)	2,347	3,092,149
Old Republic International Corp.	84,683	2,045,094
Primerica, Inc.	4,252	603,019
Reinsurance Group of America, Inc.	3,571	507,403
RenaissanceRe Holdings, Ltd.	2,274	418,939
Travelers Cos., Inc.	11,291	2,116,950
W R Berkley Corp.	18,466	1,340,078
Willis Towers Watson PLC	30,210	7,388,762
		44,013,870
INTERNET & DIRECT MARKETING RETAIL — 0.3%
eBay, Inc.	44,710	1,854,124
IT SERVICES — 5.0%
Akamai Technologies, Inc. (a)	38,455	3,241,756
Amdocs, Ltd.	36,692	3,335,303
Broadridge Financial Solutions, Inc.	13,797	1,850,592
Cognizant Technology Solutions Corp. Class A	81,127	4,639,653
Euronet Worldwide, Inc. (a)	1,761	166,203
FleetCor Technologies, Inc. (a)	3,112	571,612
Gartner, Inc. (a)	11,375	3,823,592
Genpact, Ltd.	29,326	1,358,380
Jack Henry & Associates, Inc.	8,546	1,500,336
Paychex, Inc.	10,903	1,259,951
SS&C Technologies Holdings, Inc.	23,597	1,228,460
VeriSign, Inc. (a)	17,559	3,607,321
Western Union Co. (b)	115,202	1,586,332
		28,169,491

See accompanying notes to financial statements.
31

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	4,541	$ 327,315
Hasbro, Inc.	7,258	442,811
Polaris, Inc. (b)	4,118	415,918
		1,186,044
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	11,681	1,748,062
Bio-Rad Laboratories, Inc. Class A (a)	5,603	2,356,005
Bio-Techne Corp.	8,985	744,677
Bruker Corp.	7,746	529,439
Charles River Laboratories International, Inc. (a)	1,719	374,570
Mettler-Toledo International, Inc. (a)	1,052	1,520,613
QIAGEN NV (a)	24,295	1,211,592
Sotera Health Co. (a)	4,505	37,527
Waters Corp. (a)	4,240	1,452,539
West Pharmaceutical Services, Inc.	5,611	1,320,549
		11,295,573
MACHINERY — 5.3%
AGCO Corp.	7,081	982,064
Allison Transmission Holdings, Inc.	27,215	1,132,144
Crane Holdings Co.	7,950	798,577
Cummins, Inc.	16,330	3,956,596
Donaldson Co., Inc.	26,276	1,546,868
Dover Corp.	10,224	1,384,432
Esab Corp.	9,091	426,550
Flowserve Corp.	4,610	141,435
Fortive Corp.	9,499	610,311
Gates Industrial Corp. PLC (a)	5,070	57,849
Graco, Inc.	26,838	1,805,124
IDEX Corp.	5,909	1,349,202
ITT, Inc.	3,800	308,180
Lincoln Electric Holdings, Inc.	7,856	1,135,113
Nordson Corp.	5,150	1,224,258
Otis Worldwide Corp.	23,096	1,808,648
PACCAR, Inc.	26,550	2,627,653
Pentair PLC	29,627	1,332,622
Snap-on, Inc.	10,287	2,350,477
Timken Co.	4,236	299,358
Toro Co.	26,233	2,969,575
Westinghouse Air Brake Technologies Corp.	5,260	525,001
Xylem, Inc.	8,371	925,581
		29,697,618
MEDIA — 2.0%
Altice USA, Inc. Class A (a)	15,820	72,772
Cable One, Inc.	439	312,507
DISH Network Corp. Class A (a)	9,217	129,407
Fox Corp. Class A	25,005	759,402
Fox Corp. Class B	13,114	373,093
Interpublic Group of Cos., Inc.	82,507	2,748,308
Liberty Broadband Corp. Class A (a)	693	52,564
Security Description	Shares	Value
Liberty Broadband Corp. Class C (a)	4,367	$ 333,071
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,702	224,146
Liberty Media Corp.-Liberty SiriusXM Class C (a)	13,587	531,659
New York Times Co. Class A	24,268	787,739
News Corp. Class A	52,772	960,450
News Corp. Class B	16,136	297,548
Nexstar Media Group, Inc. Class A	2,310	404,319
Omnicom Group, Inc.	33,195	2,707,716
Sirius XM Holdings, Inc.	60,202	351,580
		11,046,281
METALS & MINING — 1.8%
Nucor Corp.	24,836	3,273,633
Reliance Steel & Aluminum Co.	18,456	3,736,233
Royal Gold, Inc.	5,996	675,869
Southern Copper Corp.	3,360	202,910
Steel Dynamics, Inc.	21,702	2,120,286
		10,008,931
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AGNC Investment Corp. REIT	44,942	465,150
Annaly Capital Management, Inc. REIT	51,899	1,094,031
Rithm Capital Corp. REIT	24,600	200,982
		1,760,163
MULTI-UTILITIES — 2.2%
Ameren Corp.	17,785	1,581,442
CenterPoint Energy, Inc.	22,558	676,515
CMS Energy Corp.	37,186	2,354,989
Consolidated Edison, Inc.	18,757	1,787,730
DTE Energy Co.	25,732	3,024,282
NiSource, Inc.	51,091	1,400,915
WEC Energy Group, Inc.	16,039	1,503,817
		12,329,690
MULTILINE RETAIL — 1.2%
Dollar General Corp.	14,913	3,672,326
Ollie's Bargain Outlet Holdings, Inc. (a)	3,291	154,151
Target Corp.	19,645	2,927,891
		6,754,368
OIL, GAS & CONSUMABLE FUELS — 0.8%
Chesapeake Energy Corp.	13,620	1,285,319
DTE Midstream LLC	5,265	290,944
Enviva, Inc.	3,465	183,541
HF Sinclair Corp.	8,786	455,906
Phillips 66	20,439	2,127,291
		4,343,001
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	6,065	359,048

See accompanying notes to financial statements.
32

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.0% (c)
Olaplex Holdings, Inc. (a) (b)	4,798	$ 24,998
PHARMACEUTICALS — 0.4%
Organon & Co.	32,704	913,423
Perrigo Co. PLC	5,761	196,392
Royalty Pharma PLC Class A	13,925	550,316
Viatris, Inc.	60,340	671,584
		2,331,715
PROFESSIONAL SERVICES — 2.7%
Booz Allen Hamilton Holding Corp.	14,076	1,471,224
CACI International, Inc. Class A (a)	6,935	2,084,592
Dun & Bradstreet Holdings, Inc.	17,401	213,336
FTI Consulting, Inc. (a)	8,021	1,273,735
Jacobs Solutions, Inc.	4,742	569,372
Leidos Holdings, Inc.	31,960	3,361,872
ManpowerGroup, Inc.	15,221	1,266,539
Robert Half International, Inc.	22,738	1,678,747
Science Applications International Corp.	16,336	1,812,152
TransUnion	8,145	462,229
Verisk Analytics, Inc.	6,507	1,147,965
		15,341,763
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	31,618	2,433,321
Jones Lang LaSalle, Inc. (a)	6,650	1,059,811
		3,493,132
ROAD & RAIL — 1.8%
Hertz Global Holdings, Inc. (a) (b)	13,699	210,828
JB Hunt Transport Services, Inc.	13,799	2,405,994
Knight-Swift Transportation Holdings, Inc.	32,351	1,695,516
Landstar System, Inc.	11,093	1,807,050
Old Dominion Freight Line, Inc.	4,854	1,377,468
RXO, Inc. (a)	6,193	106,519
Ryder System, Inc.	5,075	424,118
Schneider National, Inc. Class B	16,018	374,821
U-Haul Holding Co. (b) (d)	2,720	163,717
U-Haul Holding Co. (d)	24,480	1,345,910
XPO, Inc. (a)	6,193	206,165
		10,118,106
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Cirrus Logic, Inc. (a)	16,770	1,249,030
First Solar, Inc. (a)	4,277	640,652
MKS Instruments, Inc.	3,983	337,479
Qorvo, Inc. (a)	19,365	1,755,244
Skyworks Solutions, Inc.	33,748	3,075,455
Teradyne, Inc.	16,781	1,465,820
		8,523,680
SOFTWARE — 1.5%
ANSYS, Inc. (a)	6,640	1,604,158
Aspen Technology, Inc. (a)	2,982	612,503
Black Knight, Inc. (a)	14,564	899,327
Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	19,043	$ 1,343,293
Dropbox, Inc. Class A (a)	63,142	1,413,118
Fair Isaac Corp. (a)	1,640	981,671
Gen Digital, Inc.	73,252	1,569,790
		8,423,860
SPECIALTY RETAIL — 4.2%
Advance Auto Parts, Inc.	14,693	2,160,312
AutoNation, Inc. (a)	4,864	521,907
AutoZone, Inc. (a)	1,523	3,755,992
Best Buy Co., Inc.	40,435	3,243,291
Burlington Stores, Inc. (a)	3,847	780,018
CarMax, Inc. (a)	5,805	353,466
Dick's Sporting Goods, Inc.	1,982	238,415
Lithia Motors, Inc.	1,747	357,681
O'Reilly Automotive, Inc. (a)	5,021	4,237,875
Penske Automotive Group, Inc.	3,293	378,464
Petco Health & Wellness Co., Inc. (a)	5,555	52,661
Ross Stores, Inc.	19,706	2,287,275
Tractor Supply Co.	17,279	3,887,257
Victoria's Secret & Co. (a)	25,138	899,438
Williams-Sonoma, Inc.	3,617	415,666
		23,569,718
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Dell Technologies, Inc. Class C	68,170	2,741,797
Hewlett Packard Enterprise Co.	271,829	4,338,391
HP, Inc.	191,569	5,147,459
NetApp, Inc.	29,382	1,764,683
		13,992,330
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc. (b)	11,429	852,718
Columbia Sportswear Co.	10,818	947,440
Deckers Outdoor Corp. (a)	896	357,647
Hanesbrands, Inc. (b)	20,728	131,830
Ralph Lauren Corp. (b)	7,192	759,979
Skechers U.S.A., Inc. Class A (a)	10,081	422,898
Tapestry, Inc.	8,653	329,506
VF Corp.	32,862	907,320
		4,709,338
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	33,150	430,950
New York Community Bancorp, Inc. (b)	30,029	258,249
		689,199
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Fastenal Co.	34,943	1,653,503
MSC Industrial Direct Co., Inc. Class A	7,546	616,508
SiteOne Landscape Supply, Inc. (a)	2,882	338,116
W.W. Grainger, Inc.	3,003	1,670,419
Watsco, Inc.	7,473	1,863,766
		6,142,312

See accompanying notes to financial statements.
33

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	9,087	$ 1,385,040
Essential Utilities, Inc.	20,782	991,925
		2,376,965
TOTAL COMMON STOCKS (Cost $513,320,674)		558,706,022
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	444,935	445,024
State Street Navigator Securities Lending Portfolio II (g) (h)	4,476,648	4,476,648
TOTAL SHORT-TERM INVESTMENTS (Cost $4,921,678)		4,921,672
TOTAL INVESTMENTS — 100.6% (Cost $518,242,352)		563,627,694
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,524,349)
NET ASSETS — 100.0%		$ 560,103,345

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 1000 Index (long)	12	03/17/2023	$1,305,637	$1,271,100	$(34,537)

During the year ended December 31, 2022, average notional value related to futures contracts was $923,229.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$558,706,022	$—	$—	$558,706,022
Short-Term Investments	4,921,672	—	—	4,921,672
TOTAL INVESTMENTS	$563,627,694	$—	$—	$563,627,694
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(34,537)	—	—	(34,537)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (34,537)	$—	$—	$ (34,537)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	360,085	$ 360,049	$ 11,471,367	$ 11,386,661	$267	$ 2	444,935	$ 445,024	$ 8,987
State Street Navigator Securities Lending Portfolio II	2,648,196	2,648,196	26,081,042	24,252,590	—	—	4,476,648	4,476,648	19,879
Total		$3,008,245	$37,552,409	$35,639,251	$267	$ 2		$4,921,672	$28,866
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	1,707	$ 283,243
Boeing Co. (a)	155	29,526
BWX Technologies, Inc.	5,551	322,402
Curtiss-Wright Corp.	2,070	345,669
General Dynamics Corp.	1,903	472,153
HEICO Corp.	1,026	157,635
HEICO Corp. Class A	1,529	183,251
Hexcel Corp.	1,239	72,915
Howmet Aerospace, Inc.	4,256	167,729
Huntington Ingalls Industries, Inc.	853	196,770
L3Harris Technologies, Inc.	2,483	516,985
Lockheed Martin Corp.	1,227	596,923
Northrop Grumman Corp.	1,063	579,984
Raytheon Technologies Corp.	2,070	208,904
Textron, Inc.	7,324	518,539
TransDigm Group, Inc.	261	164,339
Woodward, Inc.	1,528	147,620
		4,964,587
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	7,145	654,196
Expeditors International of Washington, Inc.	7,239	752,277
FedEx Corp.	2,693	466,428
GXO Logistics, Inc. (a)	1,636	69,841
United Parcel Service, Inc. Class B	2,159	375,320
		2,318,062
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	9,844	422,701
American Airlines Group, Inc. (a)	12,264	155,998
Copa Holdings SA Class A (a) (b)	3,044	253,170
Delta Air Lines, Inc. (a)	15,943	523,887
JetBlue Airways Corp. (a)	10,976	71,124
Southwest Airlines Co.	14,498	488,148
United Airlines Holdings, Inc. (a)	10,430	393,211
		2,308,239
AUTO COMPONENTS — 0.6%
Aptiv PLC (a)	1,515	141,092
BorgWarner, Inc.	19,683	792,241
Gentex Corp.	11,032	300,843
Lear Corp.	3,313	410,878
		1,645,054
AUTOMOBILES — 0.5%
Ford Motor Co.	22,611	262,966
General Motors Co.	6,013	202,277
Harley-Davidson, Inc.	8,669	360,631
Thor Industries, Inc. (b)	6,986	527,373
		1,353,247
BANKS — 1.3%
Bank of America Corp.	464	15,368
Bank of Hawaii Corp.	865	67,089
Bank OZK	3,415	136,805
Security Description	Shares	Value
Citigroup, Inc.	3,523	$ 159,345
Citizens Financial Group, Inc.	4,588	180,630
Comerica, Inc.	1,608	107,495
Commerce Bancshares, Inc.	1,675	114,017
Cullen/Frost Bankers, Inc.	716	95,729
East West Bancorp, Inc.	2,054	135,359
Fifth Third Bancorp	5,018	164,641
First Citizens BancShares, Inc. Class A	60	45,502
First Hawaiian, Inc.	2,826	73,589
First Horizon Corp.	8,021	196,514
First Republic Bank	293	35,714
FNB Corp.	8,975	117,124
Huntington Bancshares, Inc.	10,299	145,216
JPMorgan Chase & Co.	285	38,218
KeyCorp.	9,331	162,546
M&T Bank Corp.	1,328	192,640
PacWest Bancorp	1,339	30,730
Pinnacle Financial Partners, Inc.	1,127	82,722
PNC Financial Services Group, Inc.	696	109,926
Popular, Inc.	1,995	132,308
Prosperity Bancshares, Inc.	1,747	126,972
Regions Financial Corp.	14,136	304,772
Signature Bank	113	13,020
Synovus Financial Corp.	3,177	119,296
Truist Financial Corp.	3,064	131,844
Umpqua Holdings Corp.	7,260	129,591
US Bancorp	2,991	130,438
Webster Financial Corp.	1,897	89,804
Wells Fargo & Co.	938	38,730
Western Alliance Bancorp	299	17,808
Wintrust Financial Corp.	1,550	131,006
Zions Bancorp NA	2,226	109,430
		3,881,938
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	191	62,938
Brown-Forman Corp. Class A	271	17,821
Brown-Forman Corp. Class B	1,876	123,216
Coca-Cola Co.	1,444	91,853
Constellation Brands, Inc. Class A	743	172,190
Keurig Dr. Pepper, Inc.	4,707	167,852
Molson Coors Beverage Co. Class B	9,711	500,311
Monster Beverage Corp. (a)	2,954	299,919
PepsiCo, Inc.	661	119,416
		1,555,516
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	899	145,287
Amgen, Inc.	1,010	265,266
Biogen, Inc. (a)	1,993	551,902
BioMarin Pharmaceutical, Inc. (a)	923	95,521
Exelixis, Inc. (a)	19,288	309,379
Gilead Sciences, Inc.	5,509	472,948
Horizon Therapeutics PLC (a)	982	111,752
Incyte Corp. (a)	6,513	523,124

See accompanying notes to financial statements.
36

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (a)	2,614	$ 98,731
Moderna, Inc. (a)	2,206	396,242
Neurocrine Biosciences, Inc. (a)	2,342	279,728
Regeneron Pharmaceuticals, Inc. (a)	1,318	950,924
Seagen, Inc. (a)	475	61,042
United Therapeutics Corp. (a)	1,932	537,270
Vertex Pharmaceuticals, Inc. (a)	1,806	521,537
		5,320,653
BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	5,860	335,426
Advanced Drainage Systems, Inc.	927	75,986
Allegion PLC	2,800	294,728
Armstrong World Industries, Inc.	905	62,074
Builders FirstSource, Inc. (a)	4,474	290,273
Carlisle Cos., Inc.	572	134,792
Carrier Global Corp.	7,583	312,799
Fortune Brands Innovations, Inc.	3,108	177,498
Johnson Controls International PLC	4,418	282,752
Lennox International, Inc.	1,497	358,127
Masco Corp.	6,713	313,296
Masterbrand, Inc.	2,919	22,039
Owens Corning	11,541	984,447
Trane Technologies PLC	1,359	228,434
Trex Co., Inc. (a)	458	19,387
		3,892,058
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	3,210	508,560
Ameriprise Financial, Inc.	868	270,269
Ares Management Corp. Class A	270	18,479
Bank of New York Mellon Corp.	2,249	102,374
BlackRock, Inc.	136	96,374
Blackstone, Inc.	5,150	382,079
Carlyle Group, Inc.	6,602	197,004
Cboe Global Markets, Inc.	3,024	379,421
Charles Schwab Corp.	383	31,889
CME Group, Inc.	325	54,652
Coinbase Global, Inc. Class A (a)	502	17,766
Evercore, Inc. Class A	5,193	566,452
FactSet Research Systems, Inc.	817	327,789
Franklin Resources, Inc.	8,030	211,831
Goldman Sachs Group, Inc.	376	129,111
Interactive Brokers Group, Inc. Class A	1,705	123,357
Intercontinental Exchange, Inc.	984	100,949
Invesco, Ltd.	17,432	313,602
Janus Henderson Group PLC	5,887	138,462
Jefferies Financial Group, Inc.	10,426	357,403
KKR & Co., Inc.	541	25,113
Lazard, Ltd. Class A	11,108	385,114
LPL Financial Holdings, Inc.	2,171	469,305
MarketAxess Holdings, Inc.	431	120,202
Moody's Corp.	778	216,766
Morgan Stanley	1,032	87,741
Morningstar, Inc.	293	63,461
Security Description	Shares	Value
MSCI, Inc.	537	$ 249,796
Nasdaq, Inc.	3,309	203,007
Northern Trust Corp.	1,046	92,561
Raymond James Financial, Inc.	1,830	195,536
S&P Global, Inc.	428	143,354
SEI Investments Co.	7,924	461,969
State Street Corp. (c)	346	26,839
Stifel Financial Corp.	3,641	212,525
T Rowe Price Group, Inc.	3,662	399,378
Tradeweb Markets, Inc. Class A	511	33,179
Virtu Financial, Inc. Class A	5,213	106,397
		7,820,066
CHEMICALS — 4.1%
Air Products & Chemicals, Inc.	955	294,388
Albemarle Corp.	238	51,613
Ashland, Inc.	1,445	155,381
Axalta Coating Systems, Ltd. (a)	5,451	138,837
Celanese Corp.	3,430	350,683
CF Industries Holdings, Inc.	14,196	1,209,499
Chemours Co.	16,805	514,569
Corteva, Inc.	14,325	842,024
Dow, Inc.	24,812	1,250,277
DuPont de Nemours, Inc.	14,091	967,065
Eastman Chemical Co.	3,911	318,512
Ecolab, Inc.	280	40,757
Element Solutions, Inc.	4,455	81,036
FMC Corp.	2,859	356,803
Huntsman Corp.	18,358	504,478
Linde PLC	634	206,798
LyondellBasell Industries NV Class A	17,957	1,490,970
Mosaic Co.	26,160	1,147,639
NewMarket Corp.	117	36,400
Olin Corp.	20,732	1,097,552
PPG Industries, Inc.	1,754	220,548
RPM International, Inc.	2,024	197,239
Sherwin-Williams Co.	530	125,785
Valvoline, Inc.	854	27,883
Westlake Corp.	2,889	296,238
		11,922,974
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	847	382,522
Clean Harbors, Inc. (a)	2,316	264,302
Copart, Inc. (a)	5,719	348,230
Driven Brands Holdings, Inc. (a) (b)	780	21,302
IAA, Inc. (a)	3,017	120,680
MSA Safety, Inc.	479	69,067
Republic Services, Inc.	1,932	249,209
Rollins, Inc.	6,738	246,207
Stericycle, Inc. (a)	2,015	100,528
Tetra Tech, Inc.	2,641	383,447
Waste Management, Inc.	2,529	396,749
		2,582,243

See accompanying notes to financial statements.
37

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.6%
Arista Networks, Inc. (a)	2,238	$ 271,581
Ciena Corp. (a)	3,201	163,187
Cisco Systems, Inc.	3,676	175,125
F5, Inc. (a)	1,919	275,396
Juniper Networks, Inc.	9,861	315,158
Lumentum Holdings, Inc. (a)	956	49,874
Motorola Solutions, Inc.	1,295	333,734
Ubiquiti, Inc. (b)	89	24,344
Viasat, Inc. (a)	1,971	62,382
		1,670,781
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	6,246	530,473
MasTec, Inc. (a)	3,092	263,840
MDU Resources Group, Inc.	7,897	239,595
Quanta Services, Inc.	670	95,475
Valmont Industries, Inc.	400	132,268
WillScot Mobile Mini Holdings Corp. (a)	5,501	248,480
		1,510,131
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,233	296,654
Martin Marietta Materials, Inc.	341	115,248
Vulcan Materials Co.	788	137,986
		549,888
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	2,650	64,792
American Express Co.	1,517	224,137
Capital One Financial Corp.	2,667	247,924
Credit Acceptance Corp. (a) (b)	459	217,749
Discover Financial Services	7,342	718,268
OneMain Holdings, Inc.	7,922	263,882
SLM Corp.	12,810	212,646
Synchrony Financial	13,945	458,233
		2,407,631
CONTAINERS & PACKAGING — 1.3%
Amcor PLC	40,449	481,748
AptarGroup, Inc.	1,771	194,775
Ardagh Group SA (a) (b)	1,422	17,099
Avery Dennison Corp.	1,167	211,227
Ball Corp.	2,231	114,093
Berry Global Group, Inc.	5,963	360,344
Crown Holdings, Inc.	1,388	114,107
Graphic Packaging Holding Co.	7,525	167,431
International Paper Co.	15,082	522,290
Packaging Corp. of America	4,724	604,247
Sealed Air Corp.	4,631	230,994
Silgan Holdings, Inc.	4,732	245,307
Sonoco Products Co.	2,732	165,860
Westrock Co.	14,510	510,172
		3,939,694
DISTRIBUTORS — 0.6%
Genuine Parts Co.	5,051	876,399
Security Description	Shares	Value
LKQ Corp.	15,250	$ 814,503
Pool Corp.	125	37,791
		1,728,693
DIVERSIFIED CONSUMER SERVICES — 0.7%
ADT, Inc.	6,389	57,948
Bright Horizons Family Solutions, Inc. (a)	526	33,191
Grand Canyon Education, Inc. (a)	4,729	499,666
H&R Block, Inc.	25,518	931,662
Service Corp. International	5,625	388,913
		1,911,380
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	6,380	406,980
Berkshire Hathaway, Inc. Class B (a)	684	211,288
Corebridge Financial, Inc.	2,004	40,200
Equitable Holdings, Inc.	772	22,156
Voya Financial, Inc.	2,860	175,862
		856,486
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	29,305	539,505
Frontier Communications Parent, Inc. (a)	7,985	203,458
Lumen Technologies, Inc.	13,480	70,365
Verizon Communications, Inc.	4,490	176,906
		990,234
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	4,089	225,754
American Electric Power Co., Inc.	4,334	411,513
Avangrid, Inc.	1,136	48,825
Constellation Energy Corp.	1,040	89,658
Duke Energy Corp.	3,340	343,987
Edison International	3,184	202,566
Entergy Corp.	4,205	473,063
Evergy, Inc.	5,652	355,680
Eversource Energy	3,578	299,980
Exelon Corp.	12,332	533,112
FirstEnergy Corp.	10,790	452,533
Hawaiian Electric Industries, Inc.	5,487	229,631
IDACORP, Inc.	1,747	188,414
NextEra Energy, Inc.	1,014	84,770
NRG Energy, Inc.	26,688	849,212
OGE Energy Corp.	5,855	231,565
PG&E Corp. (a)	30,937	503,036
Pinnacle West Capital Corp.	5,234	397,993
PPL Corp.	7,870	229,962
Southern Co.	4,669	333,413
Xcel Energy, Inc.	5,228	366,535
		6,851,202
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	2,204	365,004
AMETEK, Inc.	1,937	270,638
Eaton Corp. PLC	1,464	229,775

See accompanying notes to financial statements.
38

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	1,448	$ 139,095
Hubbell, Inc.	1,527	358,356
nVent Electric PLC	7,999	307,722
Rockwell Automation, Inc.	626	161,239
Sensata Technologies Holding PLC	2,003	80,881
		1,912,710
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. Class A	5,941	452,348
Arrow Electronics, Inc. (a)	6,128	640,805
Avnet, Inc.	12,806	532,474
CDW Corp.	705	125,899
Cognex Corp.	2,213	104,254
Coherent Corp. (a)	1,676	58,828
Corning, Inc.	31,397	1,002,820
IPG Photonics Corp. (a)	1,233	116,728
Jabil, Inc.	21,566	1,470,801
Keysight Technologies, Inc. (a)	1,895	324,178
Littelfuse, Inc.	817	179,903
National Instruments Corp.	6,409	236,492
TD SYNNEX Corp.	271	25,666
Trimble, Inc. (a)	2,713	137,169
Vontier Corp.	2,672	51,650
Zebra Technologies Corp. Class A (a)	322	82,564
		5,542,579
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	17,744	523,980
Halliburton Co.	13,239	520,955
Nov, Inc.	6,607	138,020
Schlumberger, Ltd.	7,861	420,249
		1,603,204
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	8,061	617,069
Electronic Arts, Inc.	3,906	477,235
Liberty Media Corp.-Liberty Formula One Class C (a)	1,606	96,007
Live Nation Entertainment, Inc. (a)	1,249	87,105
Madison Square Garden Sports Corp.	888	162,797
Spotify Technology SA (a)	308	24,317
Take-Two Interactive Software, Inc. (a)	736	76,640
Walt Disney Co. (a)	271	23,544
Warner Bros Discovery, Inc. (a)	2,292	21,728
World Wrestling Entertainment, Inc. Class A	1,963	134,505
		1,720,947
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	349	50,839
American Homes 4 Rent Class A REIT	1,376	41,473
American Tower Corp. REIT	405	85,803
Security Description	Shares	Value
Americold Realty Trust, Inc. REIT	996	$ 28,197
Apartment Income REIT Corp.	3,716	127,496
AvalonBay Communities, Inc. REIT	754	121,786
Boston Properties, Inc. REIT	848	57,308
Brixmor Property Group, Inc. REIT	6,444	146,085
Camden Property Trust REIT	556	62,205
Cousins Properties, Inc. REIT	2,203	55,714
Crown Castle, Inc. REIT	400	54,256
CubeSmart REIT	1,858	74,784
Digital Realty Trust, Inc. REIT	1,061	106,386
EastGroup Properties, Inc. REIT	452	66,923
EPR Properties REIT	1,013	38,210
Equinix, Inc. REIT	77	50,437
Equity LifeStyle Properties, Inc. REIT	1,929	124,613
Equity Residential REIT	3,219	189,921
Essex Property Trust, Inc. REIT	324	68,662
Extra Space Storage, Inc. REIT	1,368	201,342
Federal Realty Investment Trust REIT	923	93,260
First Industrial Realty Trust, Inc. REIT	2,517	121,470
Gaming and Leisure Properties, Inc. REIT	6,464	336,710
Healthcare Realty Trust, Inc. REIT	3,010	58,003
Healthpeak Properties, Inc. REIT	3,382	84,787
Highwoods Properties, Inc. REIT	3,223	90,180
Host Hotels & Resorts, Inc. REIT	2,839	45,566
Invitation Homes, Inc. REIT	1,453	43,067
Iron Mountain, Inc. REIT	3,820	190,427
Kilroy Realty Corp. REIT	2,853	110,326
Kimco Realty Corp. REIT	13,081	277,056
Lamar Advertising Co. Class A REIT	2,271	214,382
Life Storage, Inc. REIT	826	81,361
Medical Properties Trust, Inc. REIT (b)	4,768	53,116
Mid-America Apartment Communities, Inc. REIT	715	112,248
National Retail Properties, Inc. REIT	3,743	171,280
National Storage Affiliates Trust REIT	535	19,324
Omega Healthcare Investors, Inc. REIT	10,435	291,658
Prologis, Inc. REIT	578	65,158
Public Storage REIT	1,108	310,451
Rayonier, Inc. REIT	3,201	105,505
Realty Income Corp. REIT	1,131	71,739
Regency Centers Corp. REIT	2,181	136,312
Rexford Industrial Realty, Inc. REIT	667	36,445
SBA Communications Corp. REIT	220	61,668
Simon Property Group, Inc. REIT	2,823	331,646
SL Green Realty Corp. REIT (b)	1,012	34,125
Spirit Realty Capital, Inc. REIT	2,035	81,258
STORE Capital Corp. REIT	3,665	117,500
Sun Communities, Inc. REIT	517	73,931

See accompanying notes to financial statements.
39

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
UDR, Inc. REIT	936	$ 36,251
Ventas, Inc. REIT	1,259	56,718
VICI Properties, Inc. REIT	10,441	338,288
Vornado Realty Trust REIT	965	20,082
Welltower, Inc. REIT	536	35,135
Weyerhaeuser Co. REIT	31,166	966,146
WP Carey, Inc. REIT	2,026	158,332
		7,183,351
FOOD & STAPLES RETAILING — 2.4%
Albertsons Cos., Inc. Class A	9,792	203,086
BJ's Wholesale Club Holdings, Inc. (a)	17,141	1,134,049
Casey's General Stores, Inc.	5,361	1,202,740
Costco Wholesale Corp.	459	209,534
Grocery Outlet Holding Corp. (a)	4,081	119,124
Kroger Co.	27,750	1,237,095
Performance Food Group Co. (a)	10,339	603,694
Sysco Corp.	15,496	1,184,669
US Foods Holding Corp. (a)	21,307	724,864
Walgreens Boots Alliance, Inc.	7,588	283,488
Walmart, Inc.	588	83,373
		6,985,716
FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	21,049	1,954,400
Bunge, Ltd.	6,102	608,796
Campbell Soup Co.	6,516	369,783
Conagra Brands, Inc.	9,910	383,517
Darling Ingredients, Inc. (a)	8,730	546,411
Flowers Foods, Inc.	9,135	262,540
General Mills, Inc.	6,852	574,540
Hershey Co.	1,866	432,110
Hormel Foods Corp.	5,413	246,562
Ingredion, Inc.	2,686	263,040
JM Smucker Co.	2,619	415,007
Kellogg Co.	5,919	421,670
Kraft Heinz Co.	6,627	269,785
Lamb Weston Holdings, Inc.	3,804	339,925
McCormick & Co., Inc.	2,174	180,203
Mondelez International, Inc. Class A	3,788	252,470
Pilgrim's Pride Corp. (a)	1,800	42,714
Post Holdings, Inc. (a)	3,501	316,000
Seaboard Corp.	18	67,954
Tyson Foods, Inc. Class A	9,382	584,029
		8,531,456
GAS UTILITIES — 0.4%
Atmos Energy Corp.	2,984	334,417
National Fuel Gas Co.	7,669	485,448
UGI Corp.	12,700	470,789
		1,290,654
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	1,082	118,793
Align Technology, Inc. (a)	217	45,765
Baxter International, Inc.	838	42,713
Security Description	Shares	Value
Becton Dickinson & Co.	438	$ 111,383
Boston Scientific Corp. (a)	3,833	177,353
Cooper Cos., Inc.	1,273	420,943
DENTSPLY SIRONA, Inc.	3,331	106,059
DexCom, Inc. (a)	728	82,439
Edwards Lifesciences Corp. (a)	1,658	123,703
Enovis Corp. (a)	1,112	59,514
Envista Holdings Corp. (a)	5,497	185,084
Globus Medical, Inc. Class A (a)	2,917	216,646
Hologic, Inc. (a)	9,845	736,504
ICU Medical, Inc. (a)	542	85,354
IDEXX Laboratories, Inc. (a)	376	153,393
Insulet Corp. (a)	237	69,770
Integra LifeSciences Holdings Corp. (a)	1,321	74,069
Intuitive Surgical, Inc. (a)	500	132,675
Masimo Corp. (a)	363	53,706
Medtronic PLC	2,185	169,818
Novocure, Ltd. (a) (b)	555	40,709
QuidelOrtho Corp. (a)	1,246	106,745
ResMed, Inc.	915	190,439
STERIS PLC	127	23,456
Stryker Corp.	595	145,472
Teleflex, Inc.	507	126,562
Zimmer Biomet Holdings, Inc.	1,912	243,780
		4,042,847
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Acadia Healthcare Co., Inc. (a)	2,737	225,310
Amedisys, Inc. (a)	320	26,733
AmerisourceBergen Corp.	10,949	1,814,359
Cardinal Health, Inc.	31,742	2,440,008
Centene Corp. (a)	4,746	389,219
Chemed Corp.	766	390,989
Cigna Corp.	2,045	677,590
CVS Health Corp.	5,583	520,280
DaVita, Inc. (a)	1,649	123,131
Elevance Health, Inc.	749	384,215
Encompass Health Corp.	5,867	350,905
Enhabit, Inc. (a)	7,240	95,278
HCA Healthcare, Inc.	2,348	563,426
Henry Schein, Inc. (a)	12,286	981,283
Humana, Inc.	118	60,438
Laboratory Corp. of America Holdings	2,630	619,312
McKesson Corp.	6,364	2,387,264
Molina Healthcare, Inc. (a)	4,383	1,447,354
Premier, Inc. Class A	7,715	269,871
Quest Diagnostics, Inc.	5,868	917,990
Tenet Healthcare Corp. (a)	1,738	84,797
UnitedHealth Group, Inc.	105	55,669
Universal Health Services, Inc. Class B	4,164	586,666
		15,412,087
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	629	21,109

See accompanying notes to financial statements.
40

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Veeva Systems, Inc. Class A (a)	894	$ 144,274
		165,383
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	819	70,024
Aramark	14,932	617,289
Booking Holdings, Inc. (a)	78	157,192
Boyd Gaming Corp.	6,436	350,955
Caesars Entertainment, Inc. (a)	682	28,371
Chipotle Mexican Grill, Inc. (a)	210	291,373
Choice Hotels International, Inc.	1,092	123,003
Churchill Downs, Inc.	1,210	255,830
Darden Restaurants, Inc.	6,767	936,079
Domino's Pizza, Inc.	628	217,539
DraftKings, Inc. Class A (a) (b)	1,057	12,039
Expedia Group, Inc. (a)	2,155	188,778
Hilton Worldwide Holdings, Inc.	428	54,082
Hyatt Hotels Corp. Class A (a)	453	40,974
Las Vegas Sands Corp. (a)	785	37,735
Marriott International, Inc. Class A	890	132,512
Marriott Vacations Worldwide Corp.	716	96,366
McDonald's Corp.	567	149,422
MGM Resorts International	8,204	275,080
Penn Entertainment, Inc. (a) (b)	4,331	128,631
Planet Fitness, Inc. Class A (a)	1,097	86,444
Six Flags Entertainment Corp. (a)	2,104	48,918
Starbucks Corp.	2,410	239,072
Travel + Leisure Co.	3,487	126,927
Vail Resorts, Inc.	611	145,632
Wendy's Co.	5,272	119,305
Wyndham Hotels & Resorts, Inc.	1,865	132,993
Wynn Resorts, Ltd. (a)	277	22,844
Yum! Brands, Inc.	4,234	542,291
		5,627,700
HOUSEHOLD DURABLES — 1.3%
D.R. Horton, Inc.	3,672	327,322
Garmin, Ltd.	2,660	245,491
Leggett & Platt, Inc.	6,745	217,391
Lennar Corp. Class A	7,290	659,745
Lennar Corp. Class B	533	39,858
Mohawk Industries, Inc. (a)	1,837	187,778
Newell Brands, Inc.	10,208	133,521
NVR, Inc. (a)	121	558,122
PulteGroup, Inc.	13,726	624,945
Tempur Sealy International, Inc.	8,608	295,513
Toll Brothers, Inc.	5,117	255,441
TopBuild Corp. (a)	221	34,584
Whirlpool Corp.	2,411	341,060
		3,920,771
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	2,858	230,383
Clorox Co.	1,451	203,619
Colgate-Palmolive Co.	5,454	429,721
Kimberly-Clark Corp.	3,162	429,241
Procter & Gamble Co.	532	80,630
Security Description	Shares	Value
Reynolds Consumer Products, Inc. (b)	1,863	$ 55,853
		1,429,447
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	15,324	440,718
Brookfield Renewable Corp. Class A	2,408	66,316
Vistra Corp.	9,865	228,868
		735,902
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	3,019	362,038
General Electric Co.	924	77,422
Honeywell International, Inc.	783	167,797
		607,257
INSURANCE — 5.7%
Aflac, Inc.	7,144	513,939
Allstate Corp.	8,932	1,211,179
American Financial Group, Inc.	2,504	343,749
American International Group, Inc.	7,371	466,142
Aon PLC Class A	608	182,485
Arch Capital Group, Ltd. (a)	15,244	957,018
Arthur J Gallagher & Co.	1,198	225,871
Assurant, Inc.	2,153	269,254
Assured Guaranty, Ltd.	3,980	247,795
Axis Capital Holdings, Ltd.	4,407	238,727
Brighthouse Financial, Inc. (a)	1,462	74,957
Brown & Brown, Inc.	3,606	205,434
Chubb, Ltd.	2,222	490,173
Cincinnati Financial Corp.	10,845	1,110,420
CNA Financial Corp.	782	33,063
Erie Indemnity Co. Class A	1,287	320,103
Everest Re Group, Ltd.	2,437	807,305
F&G Annuities & Life, Inc.	857	17,149
Fidelity National Financial, Inc.	10,130	381,091
First American Financial Corp.	6,797	355,755
Globe Life, Inc.	2,842	342,603
Hanover Insurance Group, Inc.	2,117	286,070
Hartford Financial Services Group, Inc.	8,434	639,550
Kemper Corp.	784	38,573
Lincoln National Corp.	1,086	33,362
Loews Corp.	5,222	304,599
Markel Corp. (a)	632	832,654
Marsh & McLennan Cos., Inc.	2,320	383,914
MetLife, Inc.	4,244	307,138
Old Republic International Corp.	31,224	754,060
Primerica, Inc.	1,082	153,449
Principal Financial Group, Inc.	3,370	282,810
Progressive Corp.	4,434	575,134
Prudential Financial, Inc.	3,266	324,836
Reinsurance Group of America, Inc.	2,364	335,901
RenaissanceRe Holdings, Ltd.	511	94,142
Ryan Specialty Holdings, Inc. Class A (a)	598	24,823

See accompanying notes to financial statements.
41

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Travelers Cos., Inc.	3,303	$ 619,280
Unum Group	8,471	347,565
W R Berkley Corp.	5,397	391,660
Willis Towers Watson PLC	5,423	1,326,357
		16,850,089
INTERACTIVE MEDIA & SERVICES — 0.2%
Alphabet, Inc. Class A (a)	725	63,967
Alphabet, Inc. Class C (a)	508	45,075
Meta Platforms, Inc. Class A (a)	440	52,950
Pinterest, Inc. Class A (a)	13,623	330,766
TripAdvisor, Inc. (a)	991	17,818
		510,576
INTERNET & DIRECT MARKETING RETAIL — 0.1%
DoorDash, Inc. Class A (a)	505	24,654
eBay, Inc.	6,655	275,983
Etsy, Inc. (a)	308	36,892
		337,529
IT SERVICES — 3.7%
Accenture PLC Class A	416	111,005
Akamai Technologies, Inc. (a)	7,194	606,454
Amdocs, Ltd.	19,633	1,784,640
Automatic Data Processing, Inc.	1,439	343,720
Block, Inc. (a)	445	27,964
Broadridge Financial Solutions, Inc.	1,554	208,438
Cognizant Technology Solutions Corp. Class A	14,951	855,048
Concentrix Corp.	3,681	490,162
DXC Technology Co. (a)	26,655	706,357
EPAM Systems, Inc. (a)	496	162,559
Euronet Worldwide, Inc. (a)	1,554	146,666
Fidelity National Information Services, Inc.	1,119	75,924
Fiserv, Inc. (a)	1,721	173,941
FleetCor Technologies, Inc. (a)	1,576	289,480
Gartner, Inc. (a)	3,133	1,053,127
Genpact, Ltd.	6,744	312,382
Global Payments, Inc.	2,082	206,784
Globant SA (a)	780	131,165
GoDaddy, Inc. Class A (a)	6,028	451,015
International Business Machines Corp.	2,782	391,956
Jack Henry & Associates, Inc.	2,866	503,155
Mastercard, Inc. Class A	188	65,373
Paychex, Inc.	3,367	389,090
PayPal Holdings, Inc. (a)	726	51,706
Shift4 Payments, Inc. Class A (a)	991	55,427
Snowflake, Inc. Class A (a)	333	47,799
SS&C Technologies Holdings, Inc.	3,817	198,713
VeriSign, Inc. (a)	2,198	451,557
Visa, Inc. Class A	420	87,259
Western Union Co. (b)	26,018	358,268
WEX, Inc. (a)	501	81,989
Wix.com, Ltd. (a)	367	28,197
		10,847,320
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	2,532	$ 182,506
Hasbro, Inc.	1,874	114,333
Mattel, Inc. (a)	15,121	269,759
Polaris, Inc. (b)	4,154	419,554
YETI Holdings, Inc. (a)	984	40,649
		1,026,801
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	2,086	312,170
Avantor, Inc. (a)	874	18,433
Bio-Rad Laboratories, Inc. Class A (a)	481	202,256
Bio-Techne Corp.	1,710	141,725
Bruker Corp.	1,715	117,220
Charles River Laboratories International, Inc. (a)	353	76,919
Danaher Corp.	229	60,781
IQVIA Holdings, Inc. (a)	1,016	208,168
Mettler-Toledo International, Inc. (a)	227	328,117
PerkinElmer, Inc.	380	53,283
QIAGEN NV (a)	4,431	220,974
Repligen Corp. (a)	286	48,423
Thermo Fisher Scientific, Inc.	68	37,447
Waters Corp. (a)	1,127	386,088
West Pharmaceutical Services, Inc.	361	84,961
		2,296,965
MACHINERY — 3.7%
AGCO Corp.	6,063	840,877
Allison Transmission Holdings, Inc.	11,865	493,584
Caterpillar, Inc.	1,435	343,769
Crane Holdings Co.	4,215	423,397
Cummins, Inc.	4,416	1,069,953
Deere & Co.	437	187,368
Donaldson Co., Inc.	6,244	367,584
Dover Corp.	2,085	282,330
Esab Corp.	5,665	265,802
Flowserve Corp.	5,065	155,394
Fortive Corp.	2,458	157,926
Gates Industrial Corp. PLC (a)	3,953	45,104
Graco, Inc.	5,512	370,737
IDEX Corp.	1,280	292,262
Illinois Tool Works, Inc.	1,435	316,130
Ingersoll Rand, Inc.	3,696	193,116
ITT, Inc.	1,268	102,835
Lincoln Electric Holdings, Inc.	2,616	377,986
Middleby Corp. (a)	703	94,132
Nordson Corp.	1,433	340,653
Oshkosh Corp.	335	29,544
Otis Worldwide Corp.	5,701	446,445
PACCAR, Inc.	6,766	669,631
Parker-Hannifin Corp.	1,656	481,896
Pentair PLC	4,373	196,698
Snap-on, Inc.	3,626	828,505
Stanley Black & Decker, Inc.	435	32,677
Timken Co.	3,721	262,963

See accompanying notes to financial statements.
42

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Toro Co.	6,263	$ 708,972
Westinghouse Air Brake Technologies Corp.	3,682	367,500
Xylem, Inc.	1,732	191,507
		10,937,277
MARINE — 0.0% (d)
Kirby Corp. (a)	1,605	103,282
MEDIA — 1.3%
Cable One, Inc.	21	14,949
Charter Communications, Inc. Class A (a)	370	125,467
Comcast Corp. Class A	5,245	183,418
DISH Network Corp. Class A (a)	2,464	34,594
Fox Corp. Class A	8,623	261,880
Fox Corp. Class B	2,844	80,912
Interpublic Group of Cos., Inc.	24,743	824,189
Liberty Broadband Corp. Class C (a)	345	26,313
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,644	64,626
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,459	135,351
New York Times Co. Class A	5,452	176,972
News Corp. Class A	15,468	281,518
News Corp. Class B	5,133	94,652
Nexstar Media Group, Inc. Class A	2,773	485,358
Omnicom Group, Inc.	10,317	841,558
Paramount Global Class B	8,481	143,159
Sirius XM Holdings, Inc.	19,102	111,556
		3,886,472
METALS & MINING — 3.6%
Alcoa Corp.	10,492	477,071
Cleveland-Cliffs, Inc. (a)	32,488	523,382
Freeport-McMoRan, Inc.	25,018	950,684
MP Materials Corp. (a)	1,447	35,133
Newmont Corp.	7,533	355,558
Nucor Corp.	17,679	2,330,269
Reliance Steel & Aluminum Co.	7,620	1,542,593
Royal Gold, Inc.	2,689	303,104
Southern Copper Corp.	1,742	105,199
SSR Mining, Inc.	24,700	387,049
Steel Dynamics, Inc.	25,217	2,463,701
United States Steel Corp.	38,129	955,131
		10,428,874
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT	6,266	64,853
Annaly Capital Management, Inc. REIT	9,491	200,070
Rithm Capital Corp. REIT	17,185	140,402
		405,325
MULTI-UTILITIES — 1.3%
Ameren Corp.	3,894	346,255
CenterPoint Energy, Inc.	8,918	267,451
Security Description	Shares	Value
CMS Energy Corp.	8,186	$ 518,419
Consolidated Edison, Inc.	4,882	465,303
Dominion Energy, Inc.	3,466	212,535
DTE Energy Co.	7,189	844,923
NiSource, Inc.	12,448	341,324
Public Service Enterprise Group, Inc.	2,910	178,296
Sempra Energy	2,186	337,825
WEC Energy Group, Inc.	3,832	359,288
		3,871,619
MULTILINE RETAIL — 1.2%
Dollar General Corp.	3,048	750,570
Dollar Tree, Inc. (a)	4,122	583,016
Kohl's Corp. (b)	7,800	196,950
Macy's, Inc.	41,286	852,556
Nordstrom, Inc. (b)	18,372	296,524
Ollie's Bargain Outlet Holdings, Inc. (a)	4,543	212,794
Target Corp.	3,655	544,741
		3,437,151
OIL, GAS & CONSUMABLE FUELS — 10.3%
Antero Midstream Corp.	22,216	239,711
Antero Resources Corp. (a)	29,813	923,905
APA Corp.	42,845	2,000,005
Cheniere Energy, Inc.	1,268	190,149
Chesapeake Energy Corp.	16,663	1,572,487
Chevron Corp.	1,485	266,543
ConocoPhillips	5,827	687,586
Coterra Energy, Inc.	6,653	163,464
Devon Energy Corp.	16,956	1,042,964
Diamondback Energy, Inc.	10,523	1,439,336
DTE Midstream LLC	4,911	271,382
Enviva, Inc.	294	15,573
EOG Resources, Inc.	8,844	1,145,475
EQT Corp.	7,690	260,153
Exxon Mobil Corp.	2,074	228,762
Hess Corp.	3,431	486,584
HF Sinclair Corp.	12,471	647,120
Kinder Morgan, Inc.	29,592	535,023
Marathon Oil Corp.	56,397	1,526,667
Marathon Petroleum Corp.	21,630	2,517,516
Occidental Petroleum Corp.	12,203	768,667
ONEOK, Inc.	15,372	1,009,940
Ovintiv, Inc.	40,888	2,073,430
PDC Energy, Inc.	14,424	915,635
Phillips 66	23,322	2,427,354
Pioneer Natural Resources Co.	3,705	846,185
Range Resources Corp.	26,343	659,102
Southwestern Energy Co. (a)	45,627	266,918
Targa Resources Corp.	21,990	1,616,265
Texas Pacific Land Corp.	172	403,208
Valero Energy Corp.	18,898	2,397,400
Williams Cos., Inc.	16,158	531,598
		30,076,107

See accompanying notes to financial statements.
43

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	9,789	$ 579,509
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	8,559	73,265
Estee Lauder Cos., Inc. Class A	934	231,735
		305,000
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	4,060	292,117
Eli Lilly & Co.	165	60,364
Jazz Pharmaceuticals PLC (a)	305	48,590
Johnson & Johnson	395	69,777
Merck & Co., Inc.	1,072	118,938
Organon & Co.	21,125	590,021
Perrigo Co. PLC	2,480	84,543
Pfizer, Inc.	3,474	178,008
Royalty Pharma PLC Class A	7,798	308,177
Viatris, Inc.	32,095	357,217
Zoetis, Inc.	513	75,180
		2,182,932
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	4,070	425,396
CACI International, Inc. Class A (a)	2,672	803,177
CoStar Group, Inc. (a)	1,893	146,291
Dun & Bradstreet Holdings, Inc.	2,777	34,046
Equifax, Inc.	468	90,960
FTI Consulting, Inc. (a)	2,998	476,082
Jacobs Solutions, Inc.	1,411	169,419
KBR, Inc.	9,731	513,797
Leidos Holdings, Inc.	10,242	1,077,356
ManpowerGroup, Inc.	6,124	509,578
Robert Half International, Inc.	4,666	344,491
Science Applications International Corp.	7,358	816,223
TransUnion	1,088	61,744
Verisk Analytics, Inc.	899	158,602
		5,627,162
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	7,506	577,662
Jones Lang LaSalle, Inc. (a)	1,354	215,787
		793,449
ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	2,416	396,055
CSX Corp.	8,724	270,270
Hertz Global Holdings, Inc. (a)	5,952	91,601
JB Hunt Transport Services, Inc.	3,374	588,291
Knight-Swift Transportation Holdings, Inc.	10,162	532,590
Landstar System, Inc.	3,978	648,016
Norfolk Southern Corp.	1,219	300,386
Old Dominion Freight Line, Inc.	1,255	356,144
RXO, Inc. (a)	16,326	280,807
Ryder System, Inc.	6,144	513,454
Schneider National, Inc. Class B	8,787	205,616
Security Description	Shares	Value
Uber Technologies, Inc. (a)	1,203	$ 29,750
U-Haul Holding Co. (b) (e)	129	7,765
U-Haul Holding Co. (e)	2,761	151,800
Union Pacific Corp.	892	184,706
XPO, Inc. (a)	12,058	401,411
		4,958,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a)	1,562	101,171
Allegro MicroSystems, Inc. (a)	4,390	131,788
Analog Devices, Inc.	3,928	644,310
Applied Materials, Inc.	5,383	524,197
Broadcom, Inc.	298	166,621
Cirrus Logic, Inc. (a)	7,051	525,158
Enphase Energy, Inc. (a)	356	94,326
Entegris, Inc.	1,419	93,072
First Solar, Inc. (a)	3,688	552,426
GLOBALFOUNDRIES, Inc. (a)	902	48,609
Intel Corp.	15,460	408,608
KLA Corp.	3,582	1,350,521
Lam Research Corp.	1,175	493,853
Lattice Semiconductor Corp. (a)	6,349	411,923
Microchip Technology, Inc.	7,202	505,940
Micron Technology, Inc.	22,369	1,118,003
MKS Instruments, Inc.	926	78,460
Monolithic Power Systems, Inc.	897	317,188
NVIDIA Corp.	129	18,852
ON Semiconductor Corp. (a)	15,717	980,269
Qorvo, Inc. (a)	5,301	480,483
QUALCOMM, Inc.	2,881	316,737
Skyworks Solutions, Inc.	5,173	471,415
Teradyne, Inc.	5,102	445,660
Texas Instruments, Inc.	3,170	523,747
Universal Display Corp.	1,349	145,746
Wolfspeed, Inc. (a) (b)	187	12,910
		10,961,993
SOFTWARE — 2.8%
Adobe, Inc. (a)	393	132,256
ANSYS, Inc. (a)	669	161,624
Atlassian Corp. Class A (a)	484	62,281
Autodesk, Inc. (a)	1,369	255,825
Bentley Systems, Inc. Class B	766	28,311
Black Knight, Inc. (a)	2,048	126,464
Cadence Design Systems, Inc. (a)	3,857	619,589
Ceridian HCM Holding, Inc. (a)	434	27,841
Crowdstrike Holdings, Inc. Class A (a)	1,304	137,298
Datadog, Inc. Class A (a)	440	32,340
DocuSign, Inc. (a)	517	28,652
Dolby Laboratories, Inc. Class A	3,163	223,118
DoubleVerify Holdings, Inc. (a)	1,764	38,737
Dropbox, Inc. Class A (a)	29,966	670,639
Dynatrace, Inc. (a)	2,925	112,028
Fair Isaac Corp. (a)	998	597,383
Fortinet, Inc. (a)	7,523	367,800

See accompanying notes to financial statements.
44

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Gen Digital, Inc.	25,792	$ 552,723
HubSpot, Inc. (a)	102	29,491
Intuit, Inc.	84	32,695
Manhattan Associates, Inc. (a)	2,816	341,862
Microsoft Corp.	740	177,467
NCR Corp. (a)	2,044	47,850
Oracle Corp.	777	63,512
Palantir Technologies, Inc. Class A (a)	2,177	13,976
Palo Alto Networks, Inc. (a)	2,284	318,709
Paycom Software, Inc. (a)	927	287,657
Paycor HCM, Inc. (a)	1,418	34,699
Paylocity Holding Corp. (a)	628	121,995
PTC, Inc. (a)	2,453	294,458
Roper Technologies, Inc.	664	286,908
Salesforce, Inc. (a)	171	22,673
ServiceNow, Inc. (a)	379	147,154
Synopsys, Inc. (a)	2,207	704,673
Teradata Corp. (a)	11,215	377,497
Trade Desk, Inc. Class A (a)	1,231	55,186
Tyler Technologies, Inc. (a)	104	33,531
VMware, Inc. Class A (a)	2,825	346,797
Workday, Inc. Class A (a)	640	107,091
Zoom Video Communications, Inc. Class A (a)	1,165	78,917
Zscaler, Inc. (a)	179	20,030
		8,119,737
SPECIALTY RETAIL — 3.8%
Advance Auto Parts, Inc.	2,377	349,490
AutoNation, Inc. (a)	5,538	594,227
AutoZone, Inc. (a)	357	880,426
Bath & Body Works, Inc.	5,197	219,002
Best Buy Co., Inc.	10,131	812,608
Burlington Stores, Inc. (a)	900	182,484
CarMax, Inc. (a)	1,020	62,108
Dick's Sporting Goods, Inc.	8,732	1,050,372
Five Below, Inc. (a)	1,747	308,992
Floor & Decor Holdings, Inc. Class A (a)	1,481	103,122
Gap, Inc. (b)	19,834	223,728
Home Depot, Inc.	301	95,074
Leslie's, Inc. (a) (b)	2,005	24,481
Lithia Motors, Inc.	2,236	457,799
Lowe's Cos., Inc.	2,055	409,438
O'Reilly Automotive, Inc. (a)	1,007	849,938
Penske Automotive Group, Inc.	4,237	486,958
RH (a) (b)	234	62,523
Ross Stores, Inc.	6,418	744,937
TJX Cos., Inc.	7,577	603,129
Tractor Supply Co.	3,359	755,674
Ulta Beauty, Inc. (a)	1,990	933,449
Victoria's Secret & Co. (a)	13,283	475,266
Williams-Sonoma, Inc.	5,142	590,919
		11,276,144
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Apple, Inc.	2,690	$ 349,512
Dell Technologies, Inc. Class C	33,712	1,355,896
Hewlett Packard Enterprise Co.	95,283	1,520,717
HP, Inc.	33,824	908,851
NetApp, Inc.	11,030	662,462
Pure Storage, Inc. Class A (a)	10,642	284,780
Western Digital Corp. (a)	10,457	329,918
		5,412,136
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	9,622	551,533
Carter's, Inc. (b)	2,316	172,797
Columbia Sportswear Co.	2,816	246,625
Deckers Outdoor Corp. (a)	1,248	498,152
Hanesbrands, Inc. (b)	3,420	21,751
Lululemon Athletica, Inc. (a)	836	267,838
NIKE, Inc. Class B	709	82,960
PVH Corp.	2,853	201,393
Ralph Lauren Corp. (b)	3,684	389,288
Skechers U.S.A., Inc. Class A (a)	11,758	493,248
Tapestry, Inc.	16,520	629,082
VF Corp.	3,281	90,588
		3,645,255
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	37,587	488,631
New York Community Bancorp, Inc.	7,148	61,473
		550,104
TOBACCO — 0.3%
Altria Group, Inc.	9,220	421,446
Philip Morris International, Inc.	3,713	375,793
		797,239
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	4,052	155,678
Fastenal Co.	7,087	335,357
MSC Industrial Direct Co., Inc. Class A	3,297	269,365
SiteOne Landscape Supply, Inc. (a)	561	65,816
United Rentals, Inc. (a)	1,825	648,641
Univar Solutions, Inc. (a)	9,061	288,140
W.W. Grainger, Inc.	1,003	557,919
Watsco, Inc.	1,636	408,018
WESCO International, Inc. (a)	4,554	570,161
		3,299,095
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,219	185,800
Essential Utilities, Inc.	3,523	168,152
		353,952
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile US, Inc. (a)	497	69,580
TOTAL COMMON STOCKS (Cost $260,826,886)		292,640,104

See accompanying notes to financial statements.
45

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	220,163	$ 220,208
State Street Navigator Securities Lending Portfolio II (c) (h)	2,442,054	2,442,054
TOTAL SHORT-TERM INVESTMENTS (Cost $2,662,268)		2,662,262
TOTAL INVESTMENTS — 100.7% (Cost $263,489,154)		295,302,366
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,001,790)
NET ASSETS — 100.0%		$ 293,300,576

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 1000 Index (long)	5	03/17/2023	$547,816	$529,625	$(18,191)

During the year ended December 31, 2022, average notional value related to futures contracts was $472,073.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$292,640,104	$—	$—	$292,640,104
Short-Term Investments	2,662,262	—	—	2,662,262
TOTAL INVESTMENTS	$295,302,366	$—	$—	$295,302,366
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(18,191)	—	—	(18,191)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (18,191)	$—	$—	$ (18,191)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	465	$ 28,667	$ 523	$ 9,855	$(147)	$7,651	346	$ 26,839	$ 513
State Street Institutional Liquid Reserves Fund, Premier Class	172,125	172,108	5,916,731	5,868,778	153	(6)	220,163	220,208	4,349
State Street Navigator Securities Lending Portfolio II	2,675,497	2,675,497	19,122,351	19,355,794	—	—	2,442,054	2,442,054	8,843
Total		$2,876,272	$25,039,605	$25,234,427	$ 6	$7,645		$2,689,101	$13,705
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
BWX Technologies, Inc.	20,459	$ 1,188,259
Huntington Ingalls Industries, Inc.	4,748	1,095,268
		2,283,527
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	37,720	3,453,643
Expeditors International of Washington, Inc.	15,587	1,619,801
		5,073,444
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.	94,034	3,784,869
Gentex Corp.	50,342	1,372,826
Lear Corp.	18,868	2,340,009
		7,497,704
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	35,171	1,463,114
Thor Industries, Inc.	25,069	1,892,459
		3,355,573
BANKS — 2.9%
Bank of Hawaii Corp.	9,234	716,189
Bank OZK	30,770	1,232,646
Citizens Financial Group, Inc.	63,859	2,514,129
Comerica, Inc.	18,749	1,253,371
Cullen/Frost Bankers, Inc.	4,830	645,771
East West Bancorp, Inc.	12,107	797,851
First Hawaiian, Inc.	33,614	875,309
First Horizon Corp.	49,249	1,206,600
FNB Corp.	93,757	1,223,529
Huntington Bancshares, Inc.	144,155	2,032,585
KeyCorp.	139,124	2,423,540
PacWest Bancorp	40,567	931,013
Popular, Inc.	15,190	1,007,401
Prosperity Bancshares, Inc.	14,163	1,029,367
Regions Financial Corp.	126,677	2,731,156
Synovus Financial Corp.	35,299	1,325,477
Umpqua Holdings Corp.	86,863	1,550,504
Webster Financial Corp.	19,826	938,563
Zions Bancorp NA	22,629	1,112,442
		25,547,443
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	37,954	1,955,390
BIOTECHNOLOGY — 1.8%
Gilead Sciences, Inc.	182,823	15,695,355
BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	52,848	3,025,020
Allegion PLC	9,290	977,865
Fortune Brands Innovations, Inc.	30,628	1,749,165
Lennox International, Inc.	12,448	2,977,935
Masco Corp.	47,565	2,219,859
Masterbrand, Inc.	30,628	231,241
Security Description	Shares	Value
Owens Corning	23,138	$ 1,973,671
		13,154,756
CAPITAL MARKETS — 3.9%
Carlyle Group, Inc.	98,640	2,943,418
Cboe Global Markets, Inc.	15,527	1,948,173
Evercore, Inc. Class A	18,099	1,974,239
Franklin Resources, Inc.	136,078	3,589,738
Invesco, Ltd.	177,850	3,199,521
Janus Henderson Group PLC	65,601	1,542,936
Jefferies Financial Group, Inc.	96,359	3,303,186
Lazard, Ltd. Class A	45,043	1,561,641
SEI Investments Co.	20,523	1,196,491
T Rowe Price Group, Inc.	106,416	11,605,729
Virtu Financial, Inc. Class A	46,706	953,269
		33,818,341
CHEMICALS — 5.2%
Celanese Corp.	27,834	2,845,748
CF Industries Holdings, Inc.	21,000	1,789,200
Chemours Co.	72,895	2,232,045
Dow, Inc.	199,021	10,028,668
DuPont de Nemours, Inc.	84,739	5,815,638
Eastman Chemical Co.	50,272	4,094,152
Huntsman Corp.	94,952	2,609,281
LyondellBasell Industries NV Class A	122,213	10,147,345
NewMarket Corp.	1,083	336,932
Olin Corp.	35,525	1,880,693
RPM International, Inc.	18,106	1,764,430
Scotts Miracle-Gro Co. (a)	9,033	438,913
Valvoline, Inc.	20,827	680,002
		44,663,047
COMMUNICATIONS EQUIPMENT — 0.4%
Juniper Networks, Inc.	101,591	3,246,848
CONSTRUCTION & ENGINEERING — 0.3%
MDU Resources Group, Inc.	83,251	2,525,835
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	54,430	1,330,814
Discover Financial Services	31,015	3,034,197
OneMain Holdings, Inc.	56,150	1,870,356
SLM Corp.	40,725	676,035
Synchrony Financial	174,815	5,744,421
		12,655,823
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	358,214	4,266,329
AptarGroup, Inc.	6,091	669,888
Ardagh Group SA (a) (b)	6,370	76,599
International Paper Co.	175,646	6,082,621
Packaging Corp. of America	29,891	3,823,358
Sealed Air Corp.	15,162	756,281
Silgan Holdings, Inc.	11,166	578,845
Sonoco Products Co.	26,073	1,582,892
Westrock Co.	76,968	2,706,195
		20,543,008

See accompanying notes to financial statements.
48

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.9%
Genuine Parts Co.	44,266	$ 7,680,594
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	35,890	325,522
H&R Block, Inc.	32,038	1,169,708
Service Corp. International	13,358	923,572
		2,418,802
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Apollo Global Management, Inc.	87,359	5,572,631
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Lumen Technologies, Inc.	489,292	2,554,104
ELECTRIC UTILITIES — 4.2%
Alliant Energy Corp.	30,353	1,675,789
Avangrid, Inc.	14,157	608,468
Edison International	36,567	2,326,393
Entergy Corp.	37,673	4,238,212
Evergy, Inc.	55,460	3,490,098
Eversource Energy	29,941	2,510,253
FirstEnergy Corp.	116,374	4,880,726
Hawaiian Electric Industries, Inc.	51,545	2,157,158
IDACORP, Inc.	15,635	1,686,235
NRG Energy, Inc.	112,378	3,575,868
OGE Energy Corp.	57,288	2,265,740
Pinnacle West Capital Corp.	53,622	4,077,417
PPL Corp.	101,663	2,970,593
		36,462,950
ELECTRICAL EQUIPMENT — 0.5%
Hubbell, Inc.	10,217	2,397,726
nVent Electric PLC	42,947	1,652,171
		4,049,897
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	33,175	1,379,416
Corning, Inc.	285,923	9,132,381
National Instruments Corp.	61,942	2,285,660
		12,797,457
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.6%
Apartment Income REIT Corp.	75,071	2,575,686
AvalonBay Communities, Inc. REIT	11,932	1,927,257
Boston Properties, Inc. REIT	14,519	981,194
Brixmor Property Group, Inc. REIT	69,423	1,573,819
Cousins Properties, Inc. REIT	49,936	1,262,881
CubeSmart REIT	34,879	1,403,880
Douglas Emmett, Inc. REIT	20,203	316,783
EastGroup Properties, Inc. REIT	6,340	938,700
EPR Properties REIT	11,817	445,737
Equity LifeStyle Properties, Inc. REIT	14,842	958,793
Equity Residential REIT	47,908	2,826,572
Essex Property Trust, Inc. REIT	6,588	1,396,129
Extra Space Storage, Inc. REIT	19,529	2,874,278
Federal Realty Investment Trust REIT	13,250	1,338,780
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	24,291	$ 1,172,284
Gaming and Leisure Properties, Inc. REIT	85,903	4,474,687
Healthcare Realty Trust, Inc. REIT	25,344	488,379
Healthpeak Properties, Inc. REIT	69,757	1,748,808
Highwoods Properties, Inc. REIT	49,863	1,395,167
Hudson Pacific Properties, Inc. REIT	20,244	196,974
Iron Mountain, Inc. REIT	44,216	2,204,168
Kilroy Realty Corp. REIT	54,941	2,124,568
Kimco Realty Corp. REIT	116,492	2,467,301
Lamar Advertising Co. Class A REIT	37,189	3,510,642
Life Storage, Inc. REIT	12,461	1,227,409
Medical Properties Trust, Inc. REIT (a)	170,031	1,894,145
National Retail Properties, Inc. REIT	46,944	2,148,157
National Storage Affiliates Trust REIT	13,755	496,831
Omega Healthcare Investors, Inc. REIT	111,825	3,125,509
Rayonier, Inc. REIT	26,093	860,025
Regency Centers Corp. REIT	25,610	1,600,625
Simon Property Group, Inc. REIT	64,759	7,607,887
SL Green Realty Corp. REIT	29,523	995,516
Spirit Realty Capital, Inc. REIT	31,379	1,252,963
STORE Capital Corp. REIT	59,575	1,909,975
VICI Properties, Inc. REIT	108,701	3,521,912
Vornado Realty Trust REIT	31,833	662,445
Weyerhaeuser Co. REIT	141,555	4,388,205
WP Carey, Inc. REIT	22,913	1,790,651
		74,085,722
FOOD & STAPLES RETAILING — 1.6%
Albertsons Cos., Inc. Class A	27,820	576,987
Kroger Co.	70,890	3,160,276
Walgreens Boots Alliance, Inc.	267,881	10,008,034
		13,745,297
FOOD PRODUCTS — 4.9%
Archer-Daniels-Midland Co.	61,270	5,688,919
Bunge, Ltd.	18,636	1,859,314
Campbell Soup Co.	47,938	2,720,482
Conagra Brands, Inc.	147,788	5,719,396
Flowers Foods, Inc.	85,879	2,468,162
General Mills, Inc.	50,214	4,210,444
Ingredion, Inc.	23,713	2,322,214
JM Smucker Co.	37,268	5,905,487
Kellogg Co.	56,175	4,001,907
Kraft Heinz Co.	72,413	2,947,933
Tyson Foods, Inc. Class A	71,091	4,425,415
		42,269,673
GAS UTILITIES — 0.7%
National Fuel Gas Co.	41,122	2,603,023

See accompanying notes to financial statements.
49

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
UGI Corp.	99,448	$ 3,686,537
		6,289,560
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Cardinal Health, Inc.	129,560	9,959,277
Encompass Health Corp.	32,667	1,953,813
Enhabit, Inc. (b)	16,022	210,850
Premier, Inc. Class A	55,795	1,951,709
Quest Diagnostics, Inc.	55,725	8,717,619
		22,793,268
HOTELS, RESTAURANTS & LEISURE — 1.1%
Darden Restaurants, Inc.	51,154	7,076,133
Travel + Leisure Co.	39,663	1,443,733
Wendy's Co.	57,350	1,297,831
		9,817,697
HOUSEHOLD DURABLES — 2.5%
Garmin, Ltd.	40,600	3,746,974
Leggett & Platt, Inc.	63,035	2,031,618
Lennar Corp. Class A	37,629	3,405,425
Lennar Corp. Class B	3,313	247,746
Newell Brands, Inc.	180,777	2,364,563
PulteGroup, Inc.	50,646	2,305,912
Tempur Sealy International, Inc.	62,639	2,150,397
Toll Brothers, Inc.	38,533	1,923,567
Whirlpool Corp.	26,128	3,696,067
		21,872,269
HOUSEHOLD PRODUCTS — 1.3%
Clorox Co.	40,373	5,665,543
Kimberly-Clark Corp.	36,333	4,932,205
Reynolds Consumer Products, Inc. (a)	20,898	626,522
Spectrum Brands Holdings, Inc.	3,422	208,468
		11,432,738
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	163,849	4,712,297
Brookfield Renewable Corp. Class A	30,703	845,561
		5,557,858
INSURANCE — 6.9%
Allstate Corp.	45,691	6,195,700
American Financial Group, Inc.	30,712	4,216,143
Assurant, Inc.	8,143	1,018,364
Assured Guaranty, Ltd.	10,032	624,592
Axis Capital Holdings, Ltd.	32,484	1,759,658
Cincinnati Financial Corp.	54,255	5,555,169
CNA Financial Corp.	7,130	301,456
Erie Indemnity Co. Class A	11,869	2,952,058
Everest Re Group, Ltd.	12,817	4,245,888
F&G Annuities & Life, Inc.	8,621	172,506
Fidelity National Financial, Inc.	127,601	4,800,350
First American Financial Corp.	49,270	2,578,792
Hanover Insurance Group, Inc.	9,621	1,300,086
Security Description	Shares	Value
Hartford Financial Services Group, Inc.	42,939	$ 3,256,064
Kemper Corp.	5,712	281,030
Lincoln National Corp.	29,766	914,412
Old Republic International Corp.	134,685	3,252,643
Primerica, Inc.	4,883	692,507
Principal Financial Group, Inc.	33,535	2,814,257
Prudential Financial, Inc.	34,580	3,439,327
Reinsurance Group of America, Inc.	11,271	1,601,496
Unum Group	59,326	2,434,146
Willis Towers Watson PLC	21,716	5,311,299
		59,717,943
INTERNET & DIRECT MARKETING RETAIL — 0.2%
eBay, Inc.	47,633	1,975,341
IT SERVICES — 1.1%
Amdocs, Ltd.	58,185	5,289,016
Broadridge Financial Solutions, Inc.	12,762	1,711,767
Western Union Co.	182,214	2,509,087
		9,509,870
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	21,936	1,581,147
Hasbro, Inc.	37,456	2,285,191
Polaris, Inc. (a)	26,922	2,719,122
		6,585,460
MACHINERY — 4.5%
Allison Transmission Holdings, Inc.	46,237	1,923,459
Crane Holdings Co.	20,405	2,049,682
Cummins, Inc.	40,732	9,868,956
Donaldson Co., Inc.	35,125	2,067,809
Flowserve Corp.	34,985	1,073,340
Graco, Inc.	16,144	1,085,846
Lincoln Electric Holdings, Inc.	9,317	1,346,213
PACCAR, Inc.	74,227	7,346,246
Pentair PLC	44,880	2,018,703
Snap-on, Inc.	24,415	5,578,583
Stanley Black & Decker, Inc.	18,189	1,366,358
Timken Co.	22,461	1,587,319
Toro Co.	18,161	2,055,825
		39,368,339
MEDIA — 2.4%
Fox Corp. Class A	38,049	1,155,548
Fox Corp. Class B	21,940	624,193
Interpublic Group of Cos., Inc.	186,594	6,215,446
News Corp. Class A	36,025	655,655
News Corp. Class B	11,141	205,440
Nexstar Media Group, Inc. Class A	10,227	1,790,032
Omnicom Group, Inc.	96,949	7,908,130
Paramount Global Class A	4,617	90,539
Paramount Global Class B	142,959	2,413,148
		21,058,131
METALS & MINING — 1.8%
Nucor Corp.	39,641	5,225,080
Reliance Steel & Aluminum Co.	20,112	4,071,473

See accompanying notes to financial statements.
50

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Southern Copper Corp.	21,160	$ 1,277,853
Steel Dynamics, Inc.	47,863	4,676,215
		15,250,621
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AGNC Investment Corp. REIT	214,614	2,221,255
Annaly Capital Management, Inc. REIT	185,272	3,905,534
Rithm Capital Corp. REIT	204,223	1,668,502
		7,795,291
MULTI-UTILITIES — 2.3%
Ameren Corp.	24,579	2,185,565
CMS Energy Corp.	55,035	3,485,366
Consolidated Edison, Inc.	37,581	3,581,845
DTE Energy Co.	50,600	5,947,018
NiSource, Inc.	96,371	2,642,493
WEC Energy Group, Inc.	27,181	2,548,491
		20,390,778
MULTILINE RETAIL — 1.3%
Kohl's Corp.	61,258	1,546,764
Macy's, Inc.	134,787	2,783,352
Target Corp.	44,393	6,616,333
		10,946,449
OIL, GAS & CONSUMABLE FUELS — 8.2%
Antero Midstream Corp.	160,991	1,737,093
Chesapeake Energy Corp.	52,946	4,996,514
DTE Midstream LLC	34,145	1,886,853
Enviva, Inc.	12,702	672,825
Kinder Morgan, Inc.	256,153	4,631,246
Marathon Petroleum Corp.	98,551	11,470,351
ONEOK, Inc.	159,841	10,501,554
Ovintiv, Inc.	32,080	1,626,777
Phillips 66	160,053	16,658,316
Valero Energy Corp.	101,161	12,833,284
Williams Cos., Inc.	110,258	3,627,488
		70,642,301
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	22,312	1,320,870
PHARMACEUTICALS — 1.3%
Organon & Co.	121,028	3,380,312
Perrigo Co. PLC	36,484	1,243,739
Viatris, Inc.	575,060	6,400,418
		11,024,469
PROFESSIONAL SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.	18,549	1,938,741
ManpowerGroup, Inc.	24,737	2,058,366
Robert Half International, Inc.	39,816	2,939,615
Science Applications International Corp.	26,362	2,924,337
		9,861,059
ROAD & RAIL — 0.3%
Ryder System, Inc.	23,371	1,953,115
Security Description	Shares	Value
Schneider National, Inc. Class B	18,773	$ 439,288
		2,392,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Skyworks Solutions, Inc.	76,295	6,952,763
SOFTWARE — 0.7%
Dolby Laboratories, Inc. Class A	15,433	1,088,644
Gen Digital, Inc.	215,818	4,624,980
		5,713,624
SPECIALTY RETAIL — 3.7%
Advance Auto Parts, Inc.	29,071	4,274,309
Bath & Body Works, Inc.	93,067	3,921,843
Best Buy Co., Inc.	95,388	7,651,071
Dick's Sporting Goods, Inc.	26,271	3,160,139
Gap, Inc.	95,071	1,072,401
Penske Automotive Group, Inc.	12,989	1,492,826
Ross Stores, Inc.	32,404	3,761,132
Tractor Supply Co.	12,074	2,716,288
Williams-Sonoma, Inc.	33,027	3,795,463
		31,845,472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Hewlett Packard Enterprise Co.	617,675	9,858,093
HP, Inc.	500,589	13,450,826
NetApp, Inc.	105,546	6,339,093
		29,648,012
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc. (a)	18,778	1,401,027
Columbia Sportswear Co.	11,374	996,135
Hanesbrands, Inc. (a)	163,476	1,039,707
Ralph Lauren Corp.	21,729	2,296,103
Tapestry, Inc.	125,688	4,786,199
VF Corp.	139,042	3,838,950
		14,358,121
THRIFTS & MORTGAGE FINANCE — 0.4%
MGIC Investment Corp.	145,855	1,896,115
New York Community Bancorp, Inc.	139,653	1,201,016
TFS Financial Corp.	3,848	55,449
UWM Holdings Corp.	14,928	49,412
		3,201,992
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	23,674	909,555
Fastenal Co.	56,540	2,675,473
MSC Industrial Direct Co., Inc. Class A	22,107	1,806,142
Watsco, Inc.	15,683	3,911,340
		9,302,510
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	30,889	1,474,332
TOTAL COMMON STOCKS (Cost $853,546,615)		861,752,762

See accompanying notes to financial statements.
51

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	751,511	$ 751,661
State Street Navigator Securities Lending Portfolio II (e) (f)	4,851,041	4,851,041
TOTAL SHORT-TERM INVESTMENTS (Cost $5,602,725)		5,602,702
TOTAL INVESTMENTS — 100.4% (Cost $859,149,340)		867,355,464
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,061,574)
NET ASSETS — 100.0%		$ 864,293,890

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	03/17/2023	$2,395,295	$2,316,600	$(78,695)

During the period ended December 31, 2022, average notional value related to futures contracts was $2,170,829.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$861,752,762	$—	$—	$861,752,762
Short-Term Investments	5,602,702	—	—	5,602,702
TOTAL INVESTMENTS	$867,355,464	$—	$—	$867,355,464
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(78,695)	—	—	(78,695)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (78,695)	$—	$—	$ (78,695)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	364,902	$ 364,865	$23,781,443	$23,395,269	$645	$(23)	751,511	$ 751,661	$24,490
State Street Navigator Securities Lending Portfolio II	6,810,858	6,810,858	60,523,385	62,483,202	—	—	4,851,041	4,851,041	13,084
Total		$7,175,723	$84,304,828	$85,878,471	$645	$(23)		$5,602,702	$37,574
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Axon Enterprise, Inc. (a)	102,071	$ 16,936,641
Curtiss-Wright Corp.	57,878	9,665,047
Mercury Systems, Inc. (a)	50,094	2,241,206
		28,842,894
AUTO COMPONENTS — 1.0%
Fox Factory Holding Corp. (a)	63,884	5,828,137
Gentex Corp.	163,135	4,448,692
Visteon Corp. (a)	42,511	5,561,714
		15,838,543
AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	126,633	5,267,933
BANKS — 4.0%
Bank of Hawaii Corp.	30,390	2,357,048
Cathay General Bancorp	56,502	2,304,717
Commerce Bancshares, Inc.	117,159	7,975,003
Cullen/Frost Bankers, Inc.	65,120	8,706,544
East West Bancorp, Inc.	108,571	7,154,829
First Financial Bankshares, Inc.	104,067	3,579,905
First Horizon Corp.	534,775	13,101,988
Fulton Financial Corp.	122,140	2,055,616
Glacier Bancorp, Inc.	90,463	4,470,681
Hancock Whitney Corp.	62,468	3,022,827
International Bancshares Corp.	47,898	2,191,812
United Bankshares, Inc.	97,694	3,955,630
Washington Federal, Inc.	51,589	1,730,811
		62,607,411
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a) (b)	9,855	3,247,420
Celsius Holdings, Inc. (a)	61,077	6,354,451
		9,601,871
BIOTECHNOLOGY — 3.7%
Arrowhead Pharmaceuticals, Inc. (a)	75,646	3,068,202
Exelixis, Inc. (a)	487,288	7,816,099
Halozyme Therapeutics, Inc. (a)	204,187	11,618,240
Neurocrine Biosciences, Inc. (a)	145,140	17,335,522
United Therapeutics Corp. (a)	68,812	19,135,929
		58,973,992
BUILDING PRODUCTS — 3.6%
Builders FirstSource, Inc. (a)	222,177	14,414,844
Carlisle Cos., Inc.	78,067	18,396,489
Lennox International, Inc.	30,191	7,222,593
Owens Corning	76,240	6,503,272
Simpson Manufacturing Co., Inc.	64,337	5,704,118
Trex Co., Inc. (a)	87,962	3,723,431
		55,964,747
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	37,563	5,951,106
Security Description	Shares	Value
Evercore, Inc. Class A	26,572	$ 2,898,474
Federated Hermes, Inc. (b)	86,801	3,151,744
Interactive Brokers Group, Inc. Class A	87,078	6,300,093
Jefferies Financial Group, Inc.	276,657	9,483,802
SEI Investments Co.	154,756	9,022,275
		36,807,494
CHEMICALS — 3.8%
Ashland, Inc.	50,480	5,428,114
Cabot Corp.	85,022	5,682,871
Chemours Co.	130,026	3,981,396
Ingevity Corp. (a)	53,088	3,739,519
NewMarket Corp.	5,474	1,703,016
Olin Corp.	192,397	10,185,497
RPM International, Inc.	194,891	18,992,128
Valvoline, Inc.	123,142	4,020,586
Westlake Corp.	51,990	5,331,055
		59,064,182
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	32,532	1,747,294
Clean Harbors, Inc. (a)	75,983	8,671,180
IAA, Inc. (a)	129,394	5,175,760
MSA Safety, Inc.	30,602	4,412,502
Tetra Tech, Inc.	45,592	6,619,503
		26,626,239
COMMUNICATIONS EQUIPMENT — 0.4%
Calix, Inc. (a)	86,027	5,886,828
CONSTRUCTION & ENGINEERING — 2.1%
AECOM	113,861	9,670,215
Dycom Industries, Inc. (a)	29,866	2,795,457
EMCOR Group, Inc.	71,949	10,656,366
Valmont Industries, Inc.	32,195	10,645,921
		33,767,959
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	55,693	7,398,815
CONSUMER FINANCE — 0.7%
FirstCash Holdings, Inc.	56,680	4,926,059
SLM Corp.	378,027	6,275,248
		11,201,307
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	46,406	5,103,732
Silgan Holdings, Inc.	126,435	6,554,390
Sonoco Products Co.	75,142	4,561,871
		16,219,993
DIVERSIFIED CONSUMER SERVICES — 1.9%
Grand Canyon Education, Inc. (a)	46,403	4,902,941
H&R Block, Inc.	234,768	8,571,380
Service Corp. International	232,251	16,057,834
		29,532,155

See accompanying notes to financial statements.
53

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Iridium Communications, Inc. (a)	189,721	$ 9,751,659
ELECTRIC UTILITIES — 1.3%
IDACORP, Inc.	40,515	4,369,543
OGE Energy Corp.	302,301	11,956,005
PNM Resources, Inc.	80,431	3,924,228
		20,249,776
ELECTRICAL EQUIPMENT — 2.1%
Acuity Brands, Inc.	24,312	4,026,311
Hubbell, Inc.	81,071	19,025,742
nVent Electric PLC	251,551	9,677,167
Vicor Corp. (a) (b)	14,256	766,260
		33,495,480
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Belden, Inc.	64,664	4,649,342
Cognex Corp.	135,869	6,400,788
Littelfuse, Inc.	23,239	5,117,228
National Instruments Corp.	114,489	4,224,644
Novanta, Inc. (a)	53,869	7,319,181
		27,711,183
ENERGY EQUIPMENT & SERVICES — 1.3%
ChampionX Corp.	301,133	8,729,846
Nov, Inc.	593,153	12,390,966
		21,120,812
ENTERTAINMENT — 0.3%
World Wrestling Entertainment, Inc. Class A (b)	65,461	4,485,388
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
Brixmor Property Group, Inc. REIT	222,097	5,034,939
Corporate Office Properties Trust REIT	87,015	2,257,169
CubeSmart REIT	183,215	7,374,404
EastGroup Properties, Inc. REIT	36,200	5,359,772
First Industrial Realty Trust, Inc. REIT	101,881	4,916,777
Lamar Advertising Co. Class A REIT	73,865	6,972,856
Life Storage, Inc. REIT	78,274	7,709,989
National Retail Properties, Inc. REIT	143,115	6,548,942
National Storage Affiliates Trust REIT	59,149	2,136,462
Omega Healthcare Investors, Inc. REIT	173,435	4,847,508
PotlatchDeltic Corp. REIT	68,546	3,015,339
Rayonier, Inc. REIT	121,769	4,013,506
Rexford Industrial Realty, Inc. REIT	157,992	8,632,683
STORE Capital Corp. REIT	192,694	6,177,770
		74,998,116
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	116,256	$ 7,691,497
Casey's General Stores, Inc.	56,251	12,619,912
Performance Food Group Co. (a)	105,877	6,182,158
Sprouts Farmers Market, Inc. (a)	85,119	2,755,302
		29,248,869
FOOD PRODUCTS — 1.7%
Darling Ingredients, Inc. (a)	242,002	15,146,905
Flowers Foods, Inc.	182,916	5,257,006
Lancaster Colony Corp.	29,993	5,917,619
		26,321,530
GAS UTILITIES — 1.3%
National Fuel Gas Co.	96,785	6,126,491
New Jersey Resources Corp.	94,501	4,689,140
ONE Gas, Inc.	81,827	6,195,940
Spire, Inc.	38,318	2,638,577
		19,650,148
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Globus Medical, Inc. Class A (a)	116,951	8,685,951
Haemonetics Corp. (a)	76,439	6,011,927
Inari Medical, Inc. (a) (b)	72,963	4,637,528
Lantheus Holdings, Inc. (a)	104,057	5,302,745
Masimo Corp. (a)	45,996	6,805,108
Penumbra, Inc. (a)	36,127	8,036,813
QuidelOrtho Corp. (a)	44,480	3,810,602
Shockwave Medical, Inc. (a)	54,609	11,228,157
STAAR Surgical Co. (a)	48,797	2,368,606
Tandem Diabetes Care, Inc. (a)	57,452	2,582,467
		59,469,904
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	79,733	6,563,621
Chemed Corp.	15,263	7,790,693
Encompass Health Corp.	69,354	4,148,063
HealthEquity, Inc. (a)	127,640	7,867,730
LHC Group, Inc. (a)	46,902	7,583,584
Option Care Health, Inc. (a)	233,615	7,029,475
Progyny, Inc. (a)	41,448	1,291,105
		42,274,271
HOTELS, RESTAURANTS & LEISURE — 3.1%
Boyd Gaming Corp.	70,764	3,858,761
Choice Hotels International, Inc.	24,361	2,744,023
Churchill Downs, Inc.	49,696	10,507,225
Light & Wonder, Inc. Class A (a)	65,161	3,818,435
Papa John's International, Inc.	21,517	1,771,064
Texas Roadhouse, Inc.	101,070	9,192,316
Wendy's Co.	257,495	5,827,112
Wingstop, Inc.	45,206	6,221,250
Wyndham Hotels & Resorts, Inc.	69,392	4,948,344
		48,888,530

See accompanying notes to financial statements.
54

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.8%
Tempur Sealy International, Inc.	258,233	$ 8,865,139
TopBuild Corp. (a)	25,591	4,004,735
		12,869,874
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc.	43,513	3,763,004
INSURANCE — 3.0%
American Financial Group, Inc.	47,466	6,516,133
Hanover Insurance Group, Inc.	31,733	4,288,080
Kinsale Capital Group, Inc.	32,498	8,498,877
Primerica, Inc.	38,502	5,460,354
RenaissanceRe Holdings, Ltd.	37,022	6,820,563
RLI Corp.	61,009	8,008,651
Selective Insurance Group, Inc.	91,008	8,064,219
		47,656,877
IT SERVICES — 2.4%
Concentrix Corp.	64,018	8,524,637
Euronet Worldwide, Inc. (a)	34,381	3,244,879
ExlService Holdings, Inc. (a)	49,897	8,454,048
Genpact, Ltd.	145,146	6,723,163
WEX, Inc. (a)	65,862	10,778,316
		37,725,043
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	64,634	4,658,819
Polaris, Inc.	42,821	4,324,921
YETI Holdings, Inc. (a)	70,653	2,918,675
		11,902,415
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	89,156	6,093,813
Medpace Holdings, Inc. (a)	38,023	8,076,465
Repligen Corp. (a)	78,000	13,206,180
		27,376,458
MACHINERY — 5.0%
AGCO Corp.	48,598	6,740,057
Chart Industries, Inc. (a)	28,328	3,264,236
Crane Holdings Co.	36,103	3,626,546
Donaldson Co., Inc.	118,445	6,972,857
Graco, Inc.	165,420	11,126,149
ITT, Inc.	57,472	4,660,979
Lincoln Electric Holdings, Inc.	87,155	12,593,026
Middleby Corp. (a)	39,051	5,228,929
Timken Co.	48,296	3,413,078
Toro Co.	157,286	17,804,775
Watts Water Technologies, Inc. Class A	21,140	3,091,302
		78,521,934
MEDIA — 0.9%
New York Times Co. Class A	124,418	4,038,608
Nexstar Media Group, Inc. Class A	56,937	9,965,683
		14,004,291
Security Description	Shares	Value
METALS & MINING — 2.4%
Commercial Metals Co.	99,291	$ 4,795,755
MP Materials Corp. (a)	139,558	3,388,468
Reliance Steel & Aluminum Co.	88,613	17,938,816
Royal Gold, Inc.	99,080	11,168,298
Steel Dynamics, Inc.	516	50,413
Worthington Industries, Inc.	22,152	1,101,176
		38,442,926
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Annaly Capital Management, Inc. REIT	706,415	14,891,228
MULTI-UTILITIES — 0.2%
Black Hills Corp.	50,393	3,544,644
MULTILINE RETAIL — 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	42,510	1,991,168
OIL, GAS & CONSUMABLE FUELS — 5.8%
Antero Midstream Corp.	506,210	5,462,006
Antero Resources Corp. (a)	416,931	12,920,692
CNX Resources Corp. (a)	272,834	4,594,524
DTE Midstream LLC	146,152	8,076,359
Equitrans Midstream Corp.	296,368	1,985,666
HF Sinclair Corp.	89,413	4,639,641
Matador Resources Co.	169,558	9,705,500
Murphy Oil Corp.	220,688	9,491,791
PBF Energy, Inc. Class A	172,637	7,040,137
PDC Energy, Inc.	139,151	8,833,305
Range Resources Corp.	364,896	9,129,698
Southwestern Energy Co. (a)	1,666,652	9,749,914
		91,629,233
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	108,317	6,412,366
PERSONAL PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	82,624	2,118,479
PHARMACEUTICALS — 1.0%
Jazz Pharmaceuticals PLC (a)	95,101	15,150,540
PROFESSIONAL SERVICES — 2.4%
CACI International, Inc. Class A (a)	22,753	6,839,324
FTI Consulting, Inc. (a)	51,948	8,249,342
Insperity, Inc.	53,828	6,114,861
KBR, Inc.	207,182	10,939,210
Science Applications International Corp.	55,782	6,187,897
		38,330,634
ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	37,568	6,158,522
Knight-Swift Transportation Holdings, Inc.	121,444	6,364,880
Landstar System, Inc.	54,245	8,836,510

See accompanying notes to financial statements.
55

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Saia, Inc. (a)	22,842	$ 4,789,511
		26,149,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Allegro MicroSystems, Inc. (a)	37,720	1,132,354
Amkor Technology, Inc.	151,908	3,642,754
Cirrus Logic, Inc. (a)	83,221	6,198,300
Lattice Semiconductor Corp. (a)	206,990	13,429,511
MACOM Technology Solutions Holdings, Inc. (a)	77,240	4,864,575
Power Integrations, Inc.	86,373	6,194,672
Silicon Laboratories, Inc. (a)	26,277	3,565,001
SiTime Corp. (a)	12,896	1,310,492
SunPower Corp. (a) (b)	71,118	1,282,258
Universal Display Corp.	41,358	4,468,318
Wolfspeed, Inc. (a)	84,411	5,827,735
		51,915,970
SOFTWARE — 4.3%
Blackbaud, Inc. (a)	30,580	1,799,939
CommVault Systems, Inc. (a)	44,410	2,790,724
Dynatrace, Inc. (a)	304,298	11,654,613
Envestnet, Inc. (a)	40,358	2,490,089
Fair Isaac Corp. (a)	37,686	22,558,086
Manhattan Associates, Inc. (a)	54,674	6,637,424
Paylocity Holding Corp. (a) (b)	62,194	12,081,806
Qualys, Inc. (a)	52,199	5,858,294
Teradata Corp. (a)	69,736	2,347,314
		68,218,289
SPECIALTY RETAIL — 2.0%
AutoNation, Inc. (a)	23,435	2,514,576
Dick's Sporting Goods, Inc. (b)	42,005	5,052,781
Five Below, Inc. (a)	57,837	10,229,630
Murphy USA, Inc.	31,434	8,787,060
Williams-Sonoma, Inc.	48,403	5,562,473
		32,146,520
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Super Micro Computer, Inc. (a)	54,570	4,480,197
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	93,295	10,115,977
Deckers Outdoor Corp. (a)	39,961	15,950,833
		26,066,810
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp.	27,243	$ 2,897,021
MSC Industrial Direct Co., Inc. Class A	35,125	2,869,712
Watsco, Inc.	50,264	12,535,842
		18,302,575
WATER UTILITIES — 1.1%
Essential Utilities, Inc.	360,359	17,199,935
TOTAL COMMON STOCKS (Cost $1,663,148,905)		1,572,078,862
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	453,871	453,962
State Street Navigator Securities Lending Portfolio II (e) (f)	45,186,607	45,186,607
TOTAL SHORT-TERM INVESTMENTS (Cost $45,640,569)		45,640,569
TOTAL INVESTMENTS — 102.7% (Cost $1,708,789,474)		1,617,719,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(43,102,358)
NET ASSETS — 100.0%		$ 1,574,617,073
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
56

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,572,078,862	$—	$—	$1,572,078,862
Short-Term Investments	45,640,569	—	—	45,640,569
TOTAL INVESTMENTS	$1,617,719,431	$—	$—	$1,617,719,431

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,755	$ 1,368,618	$ 43,153,023	$ 44,069,288	$1,609	$—	453,871	$ 453,962	$ 9,317
State Street Navigator Securities Lending Portfolio II	20,113,455	20,113,455	514,913,556	489,840,404	—	—	45,186,607	45,186,607	567,969
Total		$21,482,073	$558,066,579	$533,909,692	$1,609	$—		$45,640,569	$577,286
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Hexcel Corp.	199,232	$ 11,724,803
Mercury Systems, Inc. (a)	57,288	2,563,065
Woodward, Inc.	142,278	13,745,478
		28,033,346
AIR FREIGHT & LOGISTICS — 0.5%
GXO Logistics, Inc. (a)	280,699	11,983,040
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	761,708	4,935,868
AUTO COMPONENTS — 1.9%
Adient PLC (a)	223,022	7,736,633
Dana, Inc.	300,022	4,539,333
Gentex Corp.	297,904	8,123,842
Goodyear Tire & Rubber Co. (a)	665,281	6,752,602
Lear Corp.	138,917	17,228,487
		44,380,897
AUTOMOBILES — 0.6%
Harley-Davidson, Inc. (b)	115,785	4,816,656
Thor Industries, Inc. (b)	126,262	9,531,518
		14,348,174
BANKS — 10.5%
Associated Banc-Corp.	353,568	8,163,885
Bank of Hawaii Corp.	46,132	3,577,998
Bank OZK	260,352	10,429,701
Cadence Bank	429,039	10,580,102
Cathay General Bancorp	85,718	3,496,437
Commerce Bancshares, Inc.	85,785	5,839,385
Cullen/Frost Bankers, Inc.	49,926	6,675,106
East West Bancorp, Inc.	162,409	10,702,753
First Financial Bankshares, Inc.	143,459	4,934,990
First Horizon Corp.	429,039	10,511,456
FNB Corp.	824,957	10,765,689
Fulton Financial Corp.	200,911	3,381,332
Glacier Bancorp, Inc.	119,829	5,921,949
Hancock Whitney Corp.	102,770	4,973,040
Home BancShares, Inc.	446,143	10,167,599
International Bancshares Corp.	48,452	2,217,164
Old National Bancorp	693,056	12,461,147
PacWest Bancorp	277,078	6,358,940
Pinnacle Financial Partners, Inc.	180,849	13,274,317
Prosperity Bancshares, Inc.	215,911	15,692,411
Synovus Financial Corp.	344,112	12,921,406
Texas Capital Bancshares, Inc. (a)	117,389	7,079,731
UMB Financial Corp.	102,289	8,543,177
Umpqua Holdings Corp.	510,439	9,111,336
United Bankshares, Inc.	164,718	6,669,432
Valley National Bancorp	988,454	11,179,415
Washington Federal, Inc.	72,255	2,424,155
Webster Financial Corp.	409,004	19,362,249
Wintrust Financial Corp.	143,774	12,151,778
		249,568,080
Security Description	Shares	Value
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	6,850	$ 2,257,212
Coca-Cola Consolidated, Inc.	10,850	5,559,106
		7,816,318
BIOTECHNOLOGY — 0.2%
Arrowhead Pharmaceuticals, Inc. (a)	129,459	5,250,857
BUILDING PRODUCTS — 1.6%
Fortune Brands Innovations, Inc.	303,109	17,310,555
Lennox International, Inc.	29,074	6,955,373
Owens Corning	101,117	8,625,280
Trex Co., Inc. (a)	121,249	5,132,470
		38,023,678
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	30,110	4,770,327
Evercore, Inc. Class A	41,970	4,578,088
Federated Hermes, Inc.	61,594	2,236,478
Interactive Brokers Group, Inc. Class A	106,567	7,710,122
Janus Henderson Group PLC	311,634	7,329,632
Stifel Financial Corp.	251,308	14,668,848
		41,293,495
CHEMICALS — 1.6%
Ashland, Inc.	38,696	4,160,981
Avient Corp.	201,039	6,787,077
Chemours Co.	152,622	4,673,286
NewMarket Corp.	7,396	2,300,969
Scotts Miracle-Gro Co.	95,100	4,620,909
Sensient Technologies Corp.	98,849	7,208,069
Valvoline, Inc.	224,759	7,338,381
		37,089,672
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	57,901	3,109,863
IAA, Inc. (a)	113,293	4,531,720
MSA Safety, Inc.	39,031	5,627,880
Stericycle, Inc. (a)	216,818	10,817,050
Tetra Tech, Inc.	54,030	7,844,615
		31,931,128
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	350,108	17,848,506
Lumentum Holdings, Inc. (a)	160,432	8,369,738
Viasat, Inc. (a)	177,785	5,626,895
		31,845,139
CONSTRUCTION & ENGINEERING — 2.2%
AECOM	151,948	12,904,944
Dycom Industries, Inc. (a)	22,193	2,077,265
Fluor Corp. (a)	336,343	11,657,648
MasTec, Inc. (a)	139,560	11,908,655
MDU Resources Group, Inc.	480,923	14,591,204
		53,139,716

See accompanying notes to financial statements.
58

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.2%
Navient Corp.	248,789	$ 4,092,579
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	81,343	8,946,103
Greif, Inc. Class A	60,199	4,036,945
Sonoco Products Co.	112,371	6,822,044
		19,805,092
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	9,095	5,495,290
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Voya Financial, Inc. (b)	228,163	14,029,743
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Frontier Communications Parent, Inc. (a)	527,418	13,438,611
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	134,442	8,672,853
Hawaiian Electric Industries, Inc.	257,480	10,775,538
IDACORP, Inc.	55,850	6,023,423
PNM Resources, Inc.	76,712	3,742,778
Portland General Electric Co.	209,907	10,285,443
		39,500,035
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	37,819	6,263,205
EnerSys	96,044	7,091,889
Regal Rexnord Corp.	156,278	18,750,234
Sunrun, Inc. (a)	503,885	12,103,318
Vicor Corp. (a)	29,910	1,607,662
		45,816,308
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Arrow Electronics, Inc. (a)	145,378	15,202,177
Avnet, Inc.	215,188	8,947,517
Cognex Corp.	195,208	9,196,249
Coherent Corp. (a)	328,247	11,521,470
IPG Photonics Corp. (a)	75,575	7,154,685
Jabil, Inc.	317,979	21,686,168
Littelfuse, Inc.	22,098	4,865,979
National Instruments Corp.	129,001	4,760,137
TD SYNNEX Corp.	98,846	9,361,705
Vishay Intertechnology, Inc.	304,670	6,571,732
Vontier Corp.	371,555	7,182,158
		106,449,977
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 10.8%
Apartment Income REIT Corp.	354,745	12,171,301
Brixmor Property Group, Inc. REIT	359,685	8,154,059
Corporate Office Properties Trust REIT	126,871	3,291,034
Cousins Properties, Inc. REIT	356,152	9,007,084
CubeSmart REIT	245,009	9,861,612
Douglas Emmett, Inc. REIT	413,399	6,482,096
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	46,130	$ 6,830,008
EPR Properties REIT	176,389	6,653,393
First Industrial Realty Trust, Inc. REIT	152,235	7,346,861
Healthcare Realty Trust, Inc. REIT	899,460	17,332,594
Highwoods Properties, Inc. REIT	247,386	6,921,860
Independence Realty Trust, Inc. REIT	526,468	8,876,250
JBG SMITH Properties REIT	232,831	4,419,132
Kilroy Realty Corp. REIT	247,395	9,566,765
Kite Realty Group Trust REIT	518,642	10,917,414
Lamar Advertising Co. Class A REIT	90,255	8,520,072
Life Storage, Inc. REIT	77,959	7,678,962
Macerich Co. REIT	505,127	5,687,730
Medical Properties Trust, Inc. REIT	1,413,590	15,747,393
National Retail Properties, Inc. REIT	197,527	9,038,836
National Storage Affiliates Trust REIT	105,339	3,804,845
Omega Healthcare Investors, Inc. REIT (b)	280,850	7,849,757
Park Hotels & Resorts, Inc. REIT	528,791	6,234,446
Pebblebrook Hotel Trust REIT	309,158	4,139,626
Physicians Realty Trust REIT	536,847	7,768,176
PotlatchDeltic Corp. REIT	81,673	3,592,795
Rayonier, Inc. REIT	154,963	5,107,580
Rexford Industrial Realty, Inc. REIT	185,529	10,137,305
Sabra Health Care REIT, Inc.	543,240	6,752,473
SL Green Realty Corp. REIT (b)	151,208	5,098,734
Spirit Realty Capital, Inc. REIT	330,362	13,191,355
STORE Capital Corp. REIT	324,924	10,417,063
		258,598,611
FOOD & STAPLES RETAILING — 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	136,594	9,037,059
Grocery Outlet Holding Corp. (a)	208,172	6,076,541
Performance Food Group Co. (a)	202,573	11,828,237
Sprouts Farmers Market, Inc. (a)	114,487	3,705,944
		30,647,781
FOOD PRODUCTS — 1.4%
Flowers Foods, Inc.	167,235	4,806,334
Ingredion, Inc.	155,012	15,180,325
Pilgrim's Pride Corp. (a)	105,636	2,506,742
Post Holdings, Inc. (a)	128,675	11,614,206
		34,107,607

See accompanying notes to financial statements.
59

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 1.7%
National Fuel Gas Co.	64,538	$ 4,085,256
New Jersey Resources Corp.	79,231	3,931,442
Southwest Gas Holdings, Inc.	145,094	8,978,417
Spire, Inc.	62,983	4,337,009
UGI Corp.	494,828	18,343,274
		39,675,398
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Enovis Corp. (a)	112,066	5,997,772
Envista Holdings Corp. (a)	385,682	12,985,913
ICU Medical, Inc. (a)	47,359	7,458,095
Integra LifeSciences Holdings Corp. (a)	170,930	9,584,045
LivaNova PLC (a)	125,892	6,992,042
Masimo Corp. (a)	42,069	6,224,109
Neogen Corp. (a)	508,205	7,739,962
Omnicell, Inc. (a)	105,029	5,295,562
Penumbra, Inc. (a)	33,050	7,352,303
QuidelOrtho Corp. (a)	56,570	4,846,352
STAAR Surgical Co. (a)	36,289	1,761,468
Tandem Diabetes Care, Inc. (a)	60,519	2,720,329
		78,957,952
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)	89,842	7,395,793
Amedisys, Inc. (a)	76,458	6,387,301
Chemed Corp.	11,197	5,715,285
Encompass Health Corp.	126,742	7,580,439
Patterson Cos., Inc.	203,753	5,711,196
Progyny, Inc. (a)	111,478	3,472,540
R1 RCM, Inc. (a)	323,286	3,539,982
Tenet Healthcare Corp. (a)	255,868	12,483,800
		52,286,336
HOTELS, RESTAURANTS & LEISURE — 2.5%
Boyd Gaming Corp.	76,439	4,168,219
Choice Hotels International, Inc.	26,734	3,011,318
Cracker Barrel Old Country Store, Inc. (b)	52,135	4,939,270
Light & Wonder, Inc. Class A (a)	120,119	7,038,973
Marriott Vacations Worldwide Corp.	89,909	12,100,852
Papa John's International, Inc.	41,570	3,421,627
Penn Entertainment, Inc. (a)	367,032	10,900,850
Travel + Leisure Co.	191,193	6,959,425
Wyndham Hotels & Resorts, Inc.	99,734	7,112,032
		59,652,566
HOUSEHOLD DURABLES — 2.0%
Helen of Troy, Ltd. (a)	56,470	6,263,088
KB Home	195,297	6,220,209
Leggett & Platt, Inc.	311,817	10,049,862
Taylor Morrison Home Corp. (a)	254,818	7,733,726
Toll Brothers, Inc.	249,331	12,446,604
TopBuild Corp. (a)	35,380	5,536,616
		48,250,105
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	155,870	$ 5,229,439
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc.	47,004	4,064,906
INSURANCE — 5.0%
American Financial Group, Inc.	90,338	12,401,601
Brighthouse Financial, Inc. (a)	162,615	8,337,271
CNO Financial Group, Inc.	269,054	6,147,884
First American Financial Corp.	244,933	12,819,793
Hanover Insurance Group, Inc.	34,340	4,640,364
Kemper Corp.	150,239	7,391,759
Old Republic International Corp.	668,986	16,156,012
Primerica, Inc.	26,930	3,819,213
Reinsurance Group of America, Inc.	157,849	22,428,764
RenaissanceRe Holdings, Ltd.	45,196	8,326,459
Unum Group	441,943	18,132,921
		120,602,041
INTERACTIVE MEDIA & SERVICES — 0.5%
TripAdvisor, Inc. (a)	246,468	4,431,495
Ziff Davis, Inc. (a)	111,009	8,780,812
		13,212,307
IT SERVICES — 1.7%
Euronet Worldwide, Inc. (a)	56,466	5,329,261
Genpact, Ltd.	170,499	7,897,514
Kyndryl Holdings, Inc. (a)	480,046	5,338,111
MAXIMUS, Inc.	142,439	10,445,052
Western Union Co.	913,730	12,582,062
		41,592,000
LEISURE EQUIPMENT & PRODUCTS — 1.5%
Brunswick Corp.	69,949	5,041,924
Mattel, Inc. (a)	838,156	14,952,703
Polaris, Inc. (b)	61,529	6,214,429
Topgolf Callaway Brands Corp. (a) (b)	326,074	6,439,962
YETI Holdings, Inc. (a)	91,239	3,769,083
		36,418,101
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Azenta, Inc. (a)	176,399	10,269,950
Bruker Corp.	96,409	6,589,555
Sotera Health Co. (a) (b)	232,209	1,934,301
Syneos Health, Inc. (a)	241,999	8,876,523
		27,670,329
MACHINERY — 4.4%
AGCO Corp.	69,904	9,694,986
Chart Industries, Inc. (a)	54,130	6,237,400
Crane Holdings Co.	56,123	5,637,555
Donaldson Co., Inc.	103,669	6,102,994
Esab Corp.	121,477	5,699,701
Flowserve Corp.	307,350	9,429,498
Graco, Inc.	138,737	9,331,451

See accompanying notes to financial statements.
60

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ITT, Inc.	105,066	$ 8,520,852
Kennametal, Inc.	189,466	4,558,552
Middleby Corp. (a)	65,919	8,826,554
Oshkosh Corp.	153,523	13,539,193
Terex Corp.	158,740	6,781,373
Timken Co.	79,417	5,612,399
Watts Water Technologies, Inc. Class A	30,820	4,506,809
		104,479,317
MARINE — 0.4%
Kirby Corp. (a)	140,844	9,063,311
MEDIA — 1.2%
Cable One, Inc.	11,351	8,080,323
John Wiley & Sons, Inc. Class A	101,002	4,046,140
New York Times Co. Class A	195,508	6,346,189
TEGNA, Inc.	524,688	11,118,139
		29,590,791
METALS & MINING — 2.5%
Alcoa Corp.	415,869	18,909,563
Cleveland-Cliffs, Inc. (a)	1,217,714	19,617,373
Commercial Metals Co.	121,424	5,864,779
United States Steel Corp. (b)	554,042	13,878,752
Worthington Industries, Inc.	36,374	1,808,152
		60,078,619
MULTI-UTILITIES — 0.6%
Black Hills Corp.	73,445	5,166,121
NorthWestern Corp. (b)	135,902	8,064,425
		13,230,546
MULTILINE RETAIL — 1.2%
Kohl's Corp.	274,292	6,925,873
Macy's, Inc.	641,041	13,237,496
Nordstrom, Inc.	261,962	4,228,067
Ollie's Bargain Outlet Holdings, Inc. (a)	69,820	3,270,369
		27,661,805
OIL, GAS & CONSUMABLE FUELS — 0.5%
Equitrans Midstream Corp.	549,664	3,682,749
HF Sinclair Corp.	177,139	9,191,743
		12,874,492
PERSONAL PRODUCTS — 0.5%
BellRing Brands, Inc. (a)	187,921	4,818,294
Coty, Inc. Class A (a)	859,673	7,358,801
		12,177,095
PHARMACEUTICALS — 0.4%
Perrigo Co. PLC	316,620	10,793,576
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	117,400	9,565,752
CACI International, Inc. Class A (a)	19,921	5,988,053
ManpowerGroup, Inc.	118,940	9,896,997
Security Description	Shares	Value
Science Applications International Corp.	42,806	$ 4,748,470
		30,199,272
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc. (a)	111,585	17,783,302
ROAD & RAIL — 1.9%
Knight-Swift Transportation Holdings, Inc.	190,231	9,970,007
RXO, Inc. (a)	270,696	4,655,971
Ryder System, Inc.	119,033	9,947,588
Saia, Inc. (a)	26,759	5,610,827
Werner Enterprises, Inc.	138,237	5,565,421
XPO, Inc. (a)	270,796	9,014,799
		44,764,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Allegro MicroSystems, Inc. (a)	93,269	2,799,935
MKS Instruments, Inc.	134,545	11,399,998
Silicon Laboratories, Inc. (a)	36,800	4,992,656
SiTime Corp. (a)	17,440	1,772,253
SunPower Corp. (a)	88,299	1,592,031
Synaptics, Inc. (a)	93,780	8,924,105
Universal Display Corp.	37,819	4,085,964
Wolfspeed, Inc. (a)	161,645	11,159,971
		46,726,913
SOFTWARE — 2.1%
ACI Worldwide, Inc. (a)	264,243	6,077,589
Aspen Technology, Inc. (a)	68,230	14,014,442
Blackbaud, Inc. (a)	56,658	3,334,890
CommVault Systems, Inc. (a)	34,556	2,171,499
Envestnet, Inc. (a)	66,319	4,091,882
Manhattan Associates, Inc. (a)	61,640	7,483,096
NCR Corp. (a)	323,161	7,565,199
Teradata Corp. (a)	129,259	4,350,858
		49,089,455
SPECIALTY RETAIL — 3.6%
AutoNation, Inc. (a)	43,486	4,666,048
Dick's Sporting Goods, Inc.	65,390	7,865,763
Five Below, Inc. (a)	40,450	7,154,391
Foot Locker, Inc.	186,493	7,047,570
GameStop Corp. Class A (a)	597,997	11,039,025
Gap, Inc. (b)	496,145	5,596,516
Lithia Motors, Inc.	64,701	13,246,883
RH (a)	45,220	12,082,332
Victoria's Secret & Co. (a)	191,084	6,836,985
Williams-Sonoma, Inc.	81,610	9,378,621
		84,914,134
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Super Micro Computer, Inc. (a)	21,429	1,759,321
Xerox Holdings Corp.	263,447	3,846,326
		5,605,647

See accompanying notes to financial statements.
61

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Capri Holdings, Ltd. (a)	304,339	$ 17,444,712
Carter's, Inc. (b)	89,739	6,695,427
Columbia Sportswear Co.	83,240	7,290,159
Hanesbrands, Inc. (b)	820,660	5,219,398
PVH Corp.	154,438	10,901,778
Skechers U.S.A., Inc. Class A (a)	317,452	13,317,111
Under Armour, Inc. Class A (a)	443,731	4,508,307
Under Armour, Inc. Class C (a)	463,378	4,133,332
		69,510,224
THRIFTS & MORTGAGE FINANCE — 1.4%
Essent Group, Ltd.	253,272	9,847,215
MGIC Investment Corp.	698,532	9,080,916
New York Community Bancorp, Inc. (b)	1,608,803	13,835,706
		32,763,837
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	39,730	4,224,888
MSC Industrial Direct Co., Inc. Class A	55,509	4,535,086
Univar Solutions, Inc. (a)	386,089	12,277,630
		21,037,604
TOTAL COMMON STOCKS (Cost $2,530,958,214)		2,381,577,075
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	1,195,255	1,195,494
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (e)	140,919,036	$ 140,919,036
TOTAL SHORT-TERM INVESTMENTS (Cost $142,114,475)		142,114,530
TOTAL INVESTMENTS — 105.8% (Cost $2,673,072,689)		2,523,691,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(137,240,629)
NET ASSETS — 100.0%		$ 2,386,450,976
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,381,577,075	$—	$—	$2,381,577,075
Short-Term Investments	142,114,530	—	—	142,114,530
TOTAL INVESTMENTS	$2,523,691,605	$—	$—	$2,523,691,605

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,468,212	$ 1,468,065	$ 54,139,928	$ 54,413,259	$705	$55	1,195,255	$ 1,195,494	$ 39,084
State Street Navigator Securities Lending Portfolio II	17,718,162	17,718,162	420,672,899	297,472,025	—	—	140,919,036	140,919,036	91,508
Total		$19,186,227	$474,812,827	$351,885,284	$705	$55		$ 142,114,530	$130,592
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corp.	6,544	$ 1,133,421
United Parcel Service, Inc. Class B	20,252	3,520,608
		4,654,029
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)	17,860	227,179
AUTO COMPONENTS — 0.2%
Aptiv PLC (b)	7,518	700,151
BorgWarner, Inc.	6,484	260,981
		961,132
AUTOMOBILES — 0.4%
Ford Motor Co.	108,237	1,258,796
General Motors Co.	40,457	1,360,974
		2,619,770
BANKS — 4.1%
Bank of America Corp.	194,440	6,439,853
Citigroup, Inc.	54,003	2,442,556
Comerica, Inc.	3,545	236,983
Fifth Third Bancorp	18,757	615,417
JPMorgan Chase & Co.	81,316	10,904,476
KeyCorp.	25,643	446,701
PNC Financial Services Group, Inc.	11,403	1,800,990
Regions Financial Corp.	25,881	557,994
Truist Financial Corp.	36,568	1,573,521
US Bancorp	37,096	1,617,756
		26,636,247
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	4,929	323,737
Coca-Cola Co.	107,913	6,864,346
Constellation Brands, Inc. Class A	4,402	1,020,164
Molson Coors Beverage Co. Class B	5,043	259,815
PepsiCo, Inc.	38,214	6,903,741
		15,371,803
BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	48,927	7,907,092
Amgen, Inc.	14,851	3,900,467
Biogen, Inc. (b)	4,053	1,122,357
Gilead Sciences, Inc.	34,724	2,981,055
Moderna, Inc. (b)	9,229	1,657,713
Regeneron Pharmaceuticals, Inc. (b)	2,923	2,108,915
Vertex Pharmaceuticals, Inc. (b)	7,083	2,045,429
		21,723,028
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	23,324	962,115
Johnson Controls International PLC	19,159	1,226,176
Trane Technologies PLC	6,341	1,065,859
		3,254,150
Security Description	Shares	Value
CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	2,945	$ 916,985
Bank of New York Mellon Corp.	20,315	924,739
BlackRock, Inc.	4,141	2,934,437
Cboe Global Markets, Inc.	2,896	363,361
Charles Schwab Corp.	42,216	3,514,904
CME Group, Inc.	9,853	1,656,880
FactSet Research Systems, Inc.	1,040	417,258
Franklin Resources, Inc.	7,718	203,601
Goldman Sachs Group, Inc.	9,352	3,211,290
Intercontinental Exchange, Inc.	15,352	1,574,962
Invesco, Ltd.	12,620	227,034
MarketAxess Holdings, Inc.	932	259,925
Moody's Corp.	4,354	1,213,111
Morgan Stanley	37,077	3,152,287
MSCI, Inc.	2,185	1,016,396
Nasdaq, Inc.	9,435	578,837
Northern Trust Corp.	5,692	503,685
Raymond James Financial, Inc.	5,449	582,226
S&P Global, Inc.	9,369	3,138,053
State Street Corp. (c)	10,115	784,621
T Rowe Price Group, Inc.	6,307	687,841
		27,862,433
CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	6,186	1,906,896
Albemarle Corp.	3,268	708,699
CF Industries Holdings, Inc.	5,792	493,478
Corteva, Inc.	19,865	1,167,665
Dow, Inc.	20,038	1,009,715
Ecolab, Inc.	6,844	996,213
FMC Corp.	3,445	429,936
International Flavors & Fragrances, Inc.	7,024	736,396
Linde PLC	13,896	4,532,597
LyondellBasell Industries NV Class A	7,102	589,679
Mosaic Co.	10,042	440,543
PPG Industries, Inc.	6,441	809,891
		13,821,708
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	2,282	1,030,597
Republic Services, Inc.	5,692	734,211
Waste Management, Inc.	10,511	1,648,966
		3,413,774
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (b)	6,883	835,252
Cisco Systems, Inc.	114,711	5,464,832
Juniper Networks, Inc.	8,959	286,330
Motorola Solutions, Inc.	4,747	1,223,349
		7,809,763
CONSUMER FINANCE — 0.7%
American Express Co.	16,859	2,490,917
Capital One Financial Corp.	10,715	996,066
Discover Financial Services	7,791	762,194

See accompanying notes to financial statements.
63

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	13,979	$ 459,350
		4,708,527
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	41,452	493,693
Ball Corp.	8,753	447,629
International Paper Co.	10,365	358,940
Westrock Co.	7,190	252,800
		1,553,062
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	197,528	3,636,490
Verizon Communications, Inc.	116,239	4,579,817
		8,216,307
ELECTRIC UTILITIES — 1.2%
Edison International	10,448	664,702
Entergy Corp.	5,523	621,337
Eversource Energy	9,571	802,433
Exelon Corp.	27,435	1,186,015
NextEra Energy, Inc.	55,262	4,619,903
		7,894,390
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	11,063	1,736,338
Emerson Electric Co.	16,258	1,561,744
Generac Holdings, Inc. (b)	1,878	189,039
Rockwell Automation, Inc.	3,298	849,466
		4,336,587
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	3,640	650,031
Corning, Inc.	20,624	658,731
Keysight Technologies, Inc. (b)	4,943	845,599
TE Connectivity, Ltd.	8,973	1,030,100
Trimble, Inc. (b)	6,943	351,038
Zebra Technologies Corp. Class A (b)	1,436	368,205
		3,903,704
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	28,013	827,224
Halliburton Co.	24,757	974,188
Schlumberger, Ltd.	39,281	2,099,962
		3,901,374
ENTERTAINMENT — 1.0%
Electronic Arts, Inc.	7,569	924,781
Take-Two Interactive Software, Inc. (b)	4,270	444,635
Walt Disney Co. (b)	50,399	4,378,665
Warner Bros Discovery, Inc. (b)	60,675	575,199
		6,323,280
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	4,068	592,586
American Tower Corp. REIT	12,822	2,716,469
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	3,941	$ 636,550
Boston Properties, Inc. REIT	3,973	268,495
Digital Realty Trust, Inc. REIT	7,788	780,903
Equinix, Inc. REIT	2,575	1,686,702
Equity Residential REIT	9,265	546,635
Essex Property Trust, Inc. REIT	1,915	405,827
Extra Space Storage, Inc. REIT	3,575	526,169
Federal Realty Investment Trust REIT	1,984	200,463
Healthpeak Properties, Inc. REIT	14,708	368,730
Host Hotels & Resorts, Inc. REIT	19,582	314,291
Iron Mountain, Inc. REIT	7,851	391,372
Kimco Realty Corp. REIT	16,870	357,307
Prologis, Inc. REIT	25,577	2,883,295
Regency Centers Corp. REIT	4,198	262,375
Simon Property Group, Inc. REIT	9,059	1,064,251
UDR, Inc. REIT	8,236	318,980
Ventas, Inc. REIT	11,051	497,848
Vornado Realty Trust REIT	4,298	89,442
Welltower, Inc. REIT	12,546	822,390
Weyerhaeuser Co. REIT	20,389	632,059
		16,363,139
FOOD & STAPLES RETAILING — 1.3%
Kroger Co.	18,264	814,209
Sysco Corp.	13,959	1,067,165
Walgreens Boots Alliance, Inc.	19,644	733,900
Walmart, Inc.	39,444	5,592,765
		8,208,039
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	15,359	1,426,083
Campbell Soup Co.	5,577	316,495
Conagra Brands, Inc.	13,232	512,078
General Mills, Inc.	16,558	1,388,388
Hershey Co.	4,061	940,406
Hormel Foods Corp.	7,770	353,924
JM Smucker Co.	2,896	458,900
Kellogg Co.	7,031	500,888
Kraft Heinz Co.	21,956	893,829
McCormick & Co., Inc.	6,873	569,703
Mondelez International, Inc. Class A	37,979	2,531,300
Tyson Foods, Inc. Class A	7,939	494,203
		10,386,197
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	48,401	5,313,946
Baxter International, Inc.	13,852	706,036
Becton Dickinson & Co.	7,866	2,000,324
Boston Scientific Corp. (b)	39,776	1,840,436
Edwards Lifesciences Corp. (b)	16,987	1,267,400
Hologic, Inc. (b)	6,943	519,406
IDEXX Laboratories, Inc. (b)	2,219	905,263
Medtronic PLC	36,778	2,858,386
		15,411,197

See accompanying notes to financial statements.
64

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.8%
AmerisourceBergen Corp.	4,309	$ 714,044
Cardinal Health, Inc.	7,618	585,596
Centene Corp. (b)	16,032	1,314,784
Cigna Corp.	8,405	2,784,913
CVS Health Corp.	36,377	3,389,973
DaVita, Inc. (b)	1,641	122,534
Elevance Health, Inc.	6,618	3,394,835
Henry Schein, Inc. (b)	3,700	295,519
Humana, Inc.	3,485	1,784,982
Laboratory Corp. of America Holdings	2,646	623,080
McKesson Corp.	4,100	1,537,992
Quest Diagnostics, Inc.	3,328	520,632
UnitedHealth Group, Inc.	25,926	13,745,447
		30,814,331
HOTELS, RESTAURANTS & LEISURE — 2.2%
Caesars Entertainment, Inc. (b)	5,836	242,778
Darden Restaurants, Inc.	3,540	489,688
Expedia Group, Inc. (b)	4,168	365,117
Hilton Worldwide Holdings, Inc.	7,691	971,835
Las Vegas Sands Corp. (b)	9,297	446,907
Marriott International, Inc. Class A	7,578	1,128,288
McDonald's Corp.	20,399	5,375,748
MGM Resorts International	9,953	333,724
Royal Caribbean Cruises, Ltd. (b)	6,167	304,835
Starbucks Corp.	31,799	3,154,461
Yum! Brands, Inc.	7,881	1,009,398
		13,822,779
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (b)	1,456	148,832
Newell Brands, Inc.	10,355	135,444
PulteGroup, Inc.	6,625	301,636
Whirlpool Corp.	1,520	215,019
		800,931
HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	23,089	1,819,182
Procter & Gamble Co.	66,205	10,034,030
		11,853,212
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Co.	30,166	2,527,609
INSURANCE — 2.4%
Aflac, Inc.	16,274	1,170,752
Allstate Corp.	7,678	1,041,137
American International Group, Inc.	20,999	1,327,977
Assurant, Inc.	1,498	187,340
Chubb, Ltd.	11,663	2,572,858
Cincinnati Financial Corp.	4,368	447,239
Globe Life, Inc.	2,589	312,104
Hartford Financial Services Group, Inc.	9,178	695,968
Lincoln National Corp.	4,434	136,212
Marsh & McLennan Cos., Inc.	13,859	2,293,387
Security Description	Shares	Value
MetLife, Inc.	18,970	$ 1,372,859
Principal Financial Group, Inc.	6,493	544,893
Prudential Financial, Inc.	10,428	1,037,169
Travelers Cos., Inc.	6,527	1,223,747
W R Berkley Corp.	5,724	415,391
Willis Towers Watson PLC	3,018	738,142
		15,517,175
INTERACTIVE MEDIA & SERVICES — 4.3%
Alphabet, Inc. Class A (b)	166,302	14,672,825
Alphabet, Inc. Class C (b)	147,179	13,059,193
		27,732,018
INTERNET & DIRECT MARKETING RETAIL — 3.4%
Amazon.com, Inc. (b)	246,806	20,731,704
eBay, Inc.	15,422	639,550
Etsy, Inc. (b)	3,475	416,236
		21,787,490
IT SERVICES — 2.8%
Mastercard, Inc. Class A	23,666	8,229,378
Visa, Inc. Class A	45,369	9,425,864
		17,655,242
LEISURE EQUIPMENT & PRODUCTS — 0.0% (a)
Hasbro, Inc.	3,545	216,280
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	8,258	1,235,810
Bio-Rad Laboratories, Inc. Class A (b)	590	248,089
Charles River Laboratories International, Inc. (b)	1,356	295,472
Illumina, Inc. (b)	4,254	860,159
Mettler-Toledo International, Inc. (b)	652	942,433
PerkinElmer, Inc.	3,433	481,375
Thermo Fisher Scientific, Inc.	10,898	6,001,420
Waters Corp. (b)	1,564	535,795
West Pharmaceutical Services, Inc.	2,005	471,877
		11,072,430
MACHINERY — 2.6%
Caterpillar, Inc.	14,473	3,467,152
Cummins, Inc.	3,962	959,953
Deere & Co.	7,672	3,289,447
Dover Corp.	4,018	544,077
Fortive Corp.	9,815	630,614
IDEX Corp.	2,047	467,391
Illinois Tool Works, Inc.	7,782	1,714,375
Ingersoll Rand, Inc.	11,227	586,611
Nordson Corp.	1,456	346,120
Otis Worldwide Corp.	11,776	922,179
PACCAR, Inc.	9,565	946,648
Parker-Hannifin Corp.	3,512	1,021,992
Pentair PLC	4,406	198,182
Snap-on, Inc.	1,398	319,429
Stanley Black & Decker, Inc.	4,394	330,077
Westinghouse Air Brake Technologies Corp.	5,094	508,432

See accompanying notes to financial statements.
65

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	4,943	$ 546,547
		16,799,226
MEDIA — 0.9%
Charter Communications, Inc. Class A (b)	3,062	1,038,324
Comcast Corp. Class A	119,899	4,192,868
Interpublic Group of Cos., Inc.	10,718	357,016
Omnicom Group, Inc.	5,680	463,318
		6,051,526
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	39,992	1,519,696
Newmont Corp.	21,791	1,028,535
		2,548,231
MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	9,720	926,413
Public Service Enterprise Group, Inc.	13,861	849,264
Sempra Energy	8,635	1,334,453
		3,110,130
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (b)	6,043	854,722
Target Corp.	12,857	1,916,207
		2,770,929
OIL, GAS & CONSUMABLE FUELS — 5.0%
APA Corp.	9,655	450,695
ConocoPhillips	34,598	4,082,564
Devon Energy Corp.	18,139	1,115,730
EOG Resources, Inc.	16,244	2,103,923
Exxon Mobil Corp.	114,473	12,626,372
Hess Corp.	7,618	1,080,385
Kinder Morgan, Inc.	54,928	993,098
Marathon Oil Corp.	19,326	523,155
Marathon Petroleum Corp.	13,024	1,515,863
Occidental Petroleum Corp.	20,519	1,292,492
ONEOK, Inc.	12,332	810,212
Phillips 66	13,267	1,380,829
Pioneer Natural Resources Co.	6,495	1,483,393
Valero Energy Corp.	11,236	1,425,399
Williams Cos., Inc.	33,355	1,097,380
		31,981,490
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	6,352	1,575,995
PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	59,051	4,248,719
Catalent, Inc. (b)	4,896	220,369
Eli Lilly & Co.	21,795	7,973,483
Merck & Co., Inc.	70,127	7,780,591
Organon & Co.	6,980	194,951
Pfizer, Inc.	155,719	7,979,042
Viatris, Inc.	33,239	369,950
Zoetis, Inc.	12,804	1,876,426
		30,643,531
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.2%
Robert Half International, Inc.	2,940	$ 217,060
Verisk Analytics, Inc.	4,344	766,369
		983,429
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	9,168	705,569
ROAD & RAIL — 0.9%
CSX Corp.	60,322	1,868,776
JB Hunt Transport Services, Inc.	2,284	398,238
Union Pacific Corp.	17,044	3,529,301
		5,796,315
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Micro Devices, Inc. (b)	44,753	2,898,652
Applied Materials, Inc.	24,235	2,360,004
Intel Corp.	113,797	3,007,654
Lam Research Corp.	3,716	1,561,835
Micron Technology, Inc.	30,697	1,534,236
NVIDIA Corp.	69,327	10,131,448
QUALCOMM, Inc.	31,104	3,419,574
Texas Instruments, Inc.	25,317	4,182,875
		29,096,278
SOFTWARE — 10.6%
Adobe, Inc. (b)	12,939	4,354,362
ANSYS, Inc. (b)	2,294	554,208
Autodesk, Inc. (b)	6,155	1,150,185
Gen Digital, Inc.	15,979	342,430
Intuit, Inc.	7,756	3,018,790
Microsoft Corp.	207,233	49,698,618
Oracle Corp.	42,752	3,494,549
Roper Technologies, Inc.	2,960	1,278,986
Salesforce, Inc. (b)	27,560	3,654,180
Tyler Technologies, Inc. (b)	1,256	404,947
		67,951,255
SPECIALTY RETAIL — 1.0%
Best Buy Co., Inc.	5,794	464,737
Lowe's Cos., Inc.	17,221	3,431,112
TJX Cos., Inc.	32,551	2,591,059
		6,486,908
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.6%
Apple, Inc.	415,789	54,023,465
Hewlett Packard Enterprise Co.	35,481	566,277
HP, Inc.	25,136	675,404
Seagate Technology Holdings PLC	5,516	290,197
		55,555,343
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	35,008	4,096,286
Ralph Lauren Corp.	1,298	137,159
Tapestry, Inc.	7,112	270,825
VF Corp.	8,916	246,171
		4,750,441

See accompanying notes to financial statements.
66

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	15,831	$ 749,123
United Rentals, Inc. (b)	2,021	718,304
		1,467,427
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,943	753,412
TOTAL COMMON STOCKS (Cost $685,825,541)		642,387,751
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e) (Cost $320,506)	320,429	320,493
TOTAL INVESTMENTS — 99.9% (Cost $686,146,047)		642,708,244
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		540,086
NET ASSETS — 100.0%		$ 643,248,330

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	4	03/17/2023	$682,220	$675,390	$(6,830)

During the period ended December 31, 2022, average notional value related to futures contracts was $590,530.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$642,387,751	$—	$—	$642,387,751
Short-Term Investment	320,493	—	—	320,493
TOTAL INVESTMENTS	$642,708,244	$—	$—	$642,708,244
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(6,830)	—	—	(6,830)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (6,830)	$—	$—	$ (6,830)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	6,857	$422,734	$ 246,377	$ 2,189	$376	$117,323	10,115	$ 784,621	$ 11,222
State Street Institutional Liquid Reserves Fund, Premier Class	282,856	282,856	7,918,205	7,881,040	484	(12)	320,429	320,493	10,411
Total		$705,590	$8,164,582	$7,883,229	$860	$ 117,311		$1,105,114	$21,633
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	61,529	$ 2,762,652
Aerojet Rocketdyne Holdings, Inc. (a)	139,703	7,813,589
AeroVironment, Inc. (a)	46,138	3,952,181
Kaman Corp.	51,661	1,152,040
Moog, Inc. Class A	53,399	4,686,296
National Presto Industries, Inc.	9,454	647,221
Park Aerospace Corp. (b)	35,853	480,789
Triumph Group, Inc. (a)	119,933	1,261,695
		22,756,463
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	47,548	4,792,838
Forward Air Corp.	49,041	5,143,911
Hub Group, Inc. Class A (a)	60,271	4,790,942
		14,727,691
AIRLINES — 0.3%
Allegiant Travel Co. (a)	28,759	1,955,324
Hawaiian Holdings, Inc. (a)	94,828	972,935
SkyWest, Inc. (a)	93,344	1,541,110
Sun Country Airlines Holdings, Inc. (a) (b)	60,124	953,567
		5,422,936
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	211,372	1,652,929
Dorman Products, Inc. (a)	52,136	4,216,238
Gentherm, Inc. (a)	61,271	4,000,384
LCI Industries	46,902	4,336,090
Motorcar Parts of America, Inc. (a) (b)	36,210	429,451
Patrick Industries, Inc.	39,727	2,407,456
Standard Motor Products, Inc.	34,696	1,207,421
XPEL, Inc. (a) (b)	36,172	2,172,490
		20,422,459
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	56,285	2,966,219
BANKS — 10.4%
Ameris Bancorp	120,232	5,667,736
Banc of California, Inc.	103,248	1,644,741
BancFirst Corp.	32,161	2,835,957
Bancorp, Inc. (a)	103,266	2,930,689
BankUnited, Inc.	142,585	4,843,612
Banner Corp.	63,034	3,983,749
Berkshire Hills Bancorp, Inc.	83,017	2,482,208
Brookline Bancorp, Inc.	141,814	2,006,668
Central Pacific Financial Corp.	50,262	1,019,313
City Holding Co.	27,373	2,548,153
Columbia Banking System, Inc.	145,136	4,372,948
Community Bank System, Inc.	99,133	6,240,422
Customers Bancorp, Inc. (a)	56,376	1,597,696
Security Description	Shares	Value
CVB Financial Corp.	242,479	$ 6,243,834
Dime Community Bancshares, Inc.	59,726	1,901,079
Eagle Bancorp, Inc.	58,903	2,595,855
FB Financial Corp.	64,920	2,346,209
First BanCorp (c)	340,594	4,332,356
First BanCorp (c)	65,882	2,822,385
First Commonwealth Financial Corp.	172,232	2,406,081
First Financial Bancorp	174,924	4,238,409
First Hawaiian, Inc.	235,578	6,134,451
Hanmi Financial Corp.	56,234	1,391,792
Heritage Financial Corp.	64,784	1,984,982
Hilltop Holdings, Inc.	84,578	2,538,186
HomeStreet, Inc.	32,806	904,789
Hope Bancorp, Inc.	220,422	2,823,606
Independent Bank Corp.	84,166	7,106,135
Independent Bank Group, Inc.	65,314	3,924,065
Lakeland Financial Corp.	46,803	3,415,215
National Bank Holdings Corp. Class A	69,546	2,925,800
NBT Bancorp, Inc.	79,052	3,432,438
OFG Bancorp	87,701	2,417,040
Pacific Premier Bancorp, Inc.	175,314	5,532,910
Park National Corp.	26,739	3,763,514
Pathward Financial, Inc.	53,147	2,287,978
Preferred Bank	24,341	1,816,325
Renasant Corp.	103,184	3,878,687
S&T Bancorp, Inc.	71,986	2,460,481
Seacoast Banking Corp. of Florida	131,230	4,093,064
ServisFirst Bancshares, Inc.	90,227	6,217,543
Simmons First National Corp. Class A	234,271	5,055,568
Southside Bancshares, Inc.	56,294	2,026,021
Stellar Bancorp, Inc.	82,057	2,417,399
Tompkins Financial Corp.	23,217	1,801,175
Triumph Financial, Inc. (a)	42,485	2,076,242
Trustmark Corp.	112,475	3,926,502
United Community Banks, Inc.	195,889	6,621,048
Veritex Holdings, Inc.	99,585	2,796,347
Westamerica BanCorp	49,627	2,928,489
		167,757,892
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	28,372	3,018,213
National Beverage Corp. (a)	43,037	2,002,512
		5,020,725
BIOTECHNOLOGY — 2.7%
Anika Therapeutics, Inc. (a)	26,940	797,424
Arcus Biosciences, Inc. (a)	96,182	1,989,044
Avid Bioservices, Inc. (a) (b)	115,063	1,584,417
Catalyst Pharmaceuticals, Inc. (a)	176,509	3,283,067
Coherus Biosciences, Inc. (a)	119,068	943,019
Cytokinetics, Inc. (a)	174,629	8,001,501

See accompanying notes to financial statements.
69

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	218,850	$ 2,328,564
Eagle Pharmaceuticals, Inc. (a)	19,218	561,742
Emergent BioSolutions, Inc. (a)	81,915	967,416
Enanta Pharmaceuticals, Inc. (a)	35,926	1,671,277
Ironwood Pharmaceuticals, Inc. (a)	246,246	3,050,988
iTeos Therapeutics, Inc. (a)	45,269	884,104
Ligand Pharmaceuticals, Inc. (a)	29,647	1,980,420
Myriad Genetics, Inc. (a)	149,483	2,168,998
Organogenesis Holdings, Inc. (a)	132,110	355,376
REGENXBIO, Inc. (a)	69,486	1,575,942
uniQure NV (a)	75,966	1,722,149
Vanda Pharmaceuticals, Inc. (a)	104,384	771,398
Vericel Corp. (a) (b)	87,087	2,293,872
Vir Biotechnology, Inc. (a)	140,007	3,543,577
Xencor, Inc. (a)	110,565	2,879,113
		43,353,408
BUILDING PRODUCTS — 2.1%
AAON, Inc.	77,560	5,841,819
American Woodmark Corp. (a)	30,713	1,500,637
Apogee Enterprises, Inc.	40,985	1,822,193
Gibraltar Industries, Inc. (a)	57,131	2,621,170
Griffon Corp.	87,393	3,127,795
Insteel Industries, Inc.	35,921	988,546
Masterbrand, Inc.	238,616	1,801,551
PGT Innovations, Inc. (a)	110,727	1,988,657
Quanex Building Products Corp.	61,147	1,447,961
Resideo Technologies, Inc. (a)	269,082	4,426,399
UFP Industries, Inc.	113,670	9,008,348
		34,575,076
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc. (b)	29,523	1,009,686
Blucora, Inc. (a)	88,350	2,255,575
Brightsphere Investment Group, Inc. (b)	59,627	1,227,124
Donnelley Financial Solutions, Inc. (a)	46,223	1,786,519
Piper Sandler Cos.	26,072	3,394,314
StoneX Group, Inc. (a)	31,797	3,030,254
Virtus Investment Partners, Inc.	12,531	2,398,935
WisdomTree, Inc. (b)	205,417	1,119,523
		16,221,930
CHEMICALS — 3.0%
AdvanSix, Inc.	50,886	1,934,686
American Vanguard Corp.	51,337	1,114,526
Balchem Corp.	59,299	7,241,001
FutureFuel Corp.	47,660	387,476
Hawkins, Inc.	34,865	1,345,789
HB Fuller Co.	98,381	7,046,047
Innospec, Inc.	45,666	4,697,205
Koppers Holdings, Inc.	38,508	1,085,926
Livent Corp. (a) (b)	330,887	6,574,725
Security Description	Shares	Value
Mativ Holdings, Inc.	101,335	$ 2,117,901
Minerals Technologies, Inc.	59,904	3,637,371
Quaker Chemical Corp. (b)	25,138	4,195,532
Rayonier Advanced Materials, Inc. (a)	118,029	1,133,078
Stepan Co.	38,975	4,149,278
Tredegar Corp.	46,957	479,901
Trinseo PLC	64,560	1,466,158
		48,606,600
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	122,019	5,420,084
Brady Corp. Class A	85,585	4,031,053
CoreCivic, Inc. REIT (a)	212,090	2,451,760
Deluxe Corp.	79,619	1,351,931
Harsco Corp. (a)	146,627	922,284
Healthcare Services Group, Inc.	136,642	1,639,704
HNI Corp.	76,317	2,169,692
Interface, Inc.	107,363	1,059,673
KAR Auction Services, Inc. (a)	200,873	2,621,393
Matthews International Corp. Class A	56,429	1,717,699
MillerKnoll, Inc.	139,372	2,928,206
Pitney Bowes, Inc.	298,550	1,134,490
UniFirst Corp.	27,862	5,377,087
Viad Corp. (a)	38,356	935,503
		33,760,559
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN Holdings, Inc.	130,355	2,449,371
Clearfield, Inc. (a)	21,073	1,983,812
Comtech Telecommunications Corp.	51,400	623,996
Digi International, Inc. (a)	65,124	2,380,282
Extreme Networks, Inc. (a)	241,480	4,421,499
Harmonic, Inc. (a)	194,485	2,547,754
NETGEAR, Inc. (a)	53,473	968,396
NetScout Systems, Inc. (a)	126,573	4,114,888
Viavi Solutions, Inc. (a)	417,642	4,389,417
		23,879,415
CONSTRUCTION & ENGINEERING — 1.3%
Arcosa, Inc.	89,187	4,846,422
Comfort Systems USA, Inc.	65,982	7,593,209
Granite Construction, Inc.	80,711	2,830,535
MYR Group, Inc. (a)	30,622	2,819,367
NV5 Global, Inc. (a)	22,998	3,043,095
		21,132,628
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a)	43,145	2,068,371
Enova International, Inc. (a)	58,062	2,227,839
EZCORP, Inc. Class A (a) (b)	99,005	806,891
Green Dot Corp. Class A (a)	86,362	1,366,247
LendingTree, Inc. (a)	20,307	433,148
PRA Group, Inc. (a)	71,930	2,429,795
Prog Holdings, Inc. (a)	92,268	1,558,407

See accompanying notes to financial statements.
70

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a)	6,118	$ 403,421
		11,294,119
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	67,357	1,497,346
O-I Glass, Inc. (a)	286,208	4,742,467
		6,239,813
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	83,730	2,972,415
Frontdoor, Inc. (a)	150,356	3,127,405
Mister Car Wash, Inc. (a) (b)	146,107	1,348,567
Perdoceo Education Corp. (a)	123,942	1,722,794
Strategic Education, Inc.	41,019	3,212,608
Stride, Inc. (a)	75,442	2,359,826
WW International, Inc. (a)	98,864	381,615
		15,125,230
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	19,798	897,047
Cogent Communications Holdings, Inc.	78,788	4,497,219
Consolidated Communications Holdings, Inc. (a)	137,660	492,823
		5,887,089
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	45,831	1,842,406
Encore Wire Corp.	33,850	4,656,406
Powell Industries, Inc.	16,690	587,154
		7,085,966
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Advanced Energy Industries, Inc.	68,925	5,912,387
Arlo Technologies, Inc. (a)	163,152	572,664
Badger Meter, Inc.	53,979	5,885,330
Benchmark Electronics, Inc.	64,943	1,733,329
CTS Corp.	58,791	2,317,541
ePlus, Inc. (a)	49,616	2,196,996
Fabrinet (a)	67,543	8,660,363
FARO Technologies, Inc. (a)	33,971	999,087
Insight Enterprises, Inc. (a)	55,930	5,608,101
Itron, Inc. (a)	83,384	4,223,400
Knowles Corp. (a) (b)	167,746	2,754,389
Methode Electronics, Inc.	67,475	2,993,866
OSI Systems, Inc. (a)	28,947	2,301,865
PC Connection, Inc.	20,872	978,897
Plexus Corp. (a)	51,031	5,252,621
Rogers Corp. (a)	34,691	4,140,024
Sanmina Corp. (a)	105,991	6,072,224
ScanSource, Inc. (a)	46,621	1,362,266
TTM Technologies, Inc. (a)	188,590	2,843,937
		66,809,287
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	246,896	2,217,126
Security Description	Shares	Value
Bristow Group, Inc. (a)	43,383	$ 1,176,981
Core Laboratories NV (b)	85,518	1,733,450
DMC Global, Inc. (a)	34,510	670,874
Dril-Quip, Inc. (a)	62,614	1,701,222
Helix Energy Solutions Group, Inc. (a)	263,294	1,943,110
Helmerich & Payne, Inc.	194,213	9,627,138
Nabors Industries, Ltd. (a)	16,515	2,557,678
Oceaneering International, Inc. (a)	184,963	3,235,003
Oil States International, Inc. (a)	117,930	879,758
Patterson-UTI Energy, Inc.	400,017	6,736,286
ProPetro Holding Corp. (a)	177,553	1,841,225
RPC, Inc.	153,511	1,364,713
US Silica Holdings, Inc. (a)	139,688	1,746,100
		37,430,664
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	197,758	1,712,584
Marcus Corp. (b)	45,034	648,039
		2,360,623
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.4%
Acadia Realty Trust REIT	175,143	2,513,302
Agree Realty Corp. REIT	163,387	11,589,040
Alexander & Baldwin, Inc. REIT	133,864	2,507,273
American Assets Trust, Inc. REIT	96,014	2,544,371
Armada Hoffler Properties, Inc. REIT	124,999	1,437,488
Brandywine Realty Trust REIT	316,494	1,946,438
CareTrust REIT, Inc.	179,042	3,326,600
Centerspace REIT	27,758	1,628,562
Chatham Lodging Trust REIT	90,070	1,105,159
Community Healthcare Trust, Inc. REIT	43,477	1,556,477
DiamondRock Hospitality Co. REIT	386,251	3,163,396
Easterly Government Properties, Inc. REIT	167,456	2,389,597
Elme Communities REIT	161,425	2,873,365
Essential Properties Realty Trust, Inc. REIT	262,630	6,163,926
Four Corners Property Trust, Inc. REIT	154,800	4,013,964
Franklin Street Properties Corp. REIT	171,684	468,697
GEO Group, Inc. REIT (a) (b)	229,078	2,508,404
Getty Realty Corp. REIT (b)	78,496	2,657,090
Global Net Lease, Inc. REIT	191,435	2,406,338
Hersha Hospitality Trust Class A REIT	60,680	516,994
Hudson Pacific Properties, Inc. REIT	236,538	2,301,515
Industrial Logistics Properties Trust REIT	121,005	395,686
Innovative Industrial Properties, Inc. REIT (b)	51,653	5,235,032

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
iStar, Inc. REIT	158,773	$ 1,211,438
LTC Properties, Inc. REIT (b)	74,705	2,654,269
LXP Industrial Trust REIT	508,629	5,096,463
NexPoint Residential Trust, Inc. REIT	41,918	1,824,271
Office Properties Income Trust REIT	90,017	1,201,727
Orion Office REIT, Inc.	104,458	892,071
Outfront Media, Inc. REIT	269,528	4,468,774
Retail Opportunity Investments Corp. REIT	229,760	3,453,293
RPT Realty REIT	157,305	1,579,342
Safehold, Inc. REIT (b)	44,551	1,275,050
Saul Centers, Inc. REIT	23,833	969,526
Service Properties Trust REIT	305,268	2,225,404
SITE Centers Corp. REIT	341,115	4,659,631
Summit Hotel Properties, Inc. REIT	197,212	1,423,871
Sunstone Hotel Investors, Inc. REIT	388,184	3,749,857
Tanger Factory Outlet Centers, Inc. REIT	192,457	3,452,679
Uniti Group, Inc. REIT	437,634	2,420,116
Universal Health Realty Income Trust REIT	23,415	1,117,598
Urban Edge Properties REIT	216,657	3,052,697
Urstadt Biddle Properties, Inc. Class A REIT (b)	55,112	1,044,372
Veris Residential, Inc. REIT (a)	146,181	2,328,663
Whitestone REIT	85,606	825,242
Xenia Hotels & Resorts, Inc. REIT	210,075	2,768,788
		118,943,856
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	57,449	2,010,141
Chefs' Warehouse, Inc. (a)	62,839	2,091,282
PriceSmart, Inc.	46,154	2,805,240
SpartanNash Co.	65,064	1,967,535
United Natural Foods, Inc. (a)	107,546	4,163,106
		13,037,304
FOOD PRODUCTS — 2.1%
B&G Foods, Inc.	132,184	1,473,852
Calavo Growers, Inc.	32,665	960,351
Cal-Maine Foods, Inc.	70,051	3,814,277
Fresh Del Monte Produce, Inc.	56,537	1,480,704
Hain Celestial Group, Inc. (a)	164,792	2,666,334
Hostess Brands, Inc. (a)	247,018	5,543,084
J & J Snack Foods Corp.	27,611	4,133,643
John B Sanfilippo & Son, Inc.	16,457	1,338,283
Seneca Foods Corp. Class A (a)	9,771	595,542
Simply Good Foods Co. (a)	155,237	5,903,663
Tootsie Roll Industries, Inc. (b)	32,673	1,390,890
TreeHouse Foods, Inc. (a)	93,144	4,599,451
		33,900,074
Security Description	Shares	Value
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	32,760	$ 3,871,577
Northwest Natural Holding Co.	64,745	3,081,215
South Jersey Industries, Inc.	225,974	8,028,856
		14,981,648
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
AngioDynamics, Inc. (a)	72,433	997,402
Artivion, Inc. (a)	74,439	902,201
Avanos Medical, Inc. (a)	85,824	2,322,397
BioLife Solutions, Inc. (a)	63,092	1,148,274
Cardiovascular Systems, Inc. (a)	75,928	1,034,139
CONMED Corp.	56,222	4,983,518
Cutera, Inc. (a) (b)	32,912	1,455,369
Embecta Corp.	106,742	2,699,505
Glaukos Corp. (a)	88,037	3,845,456
Heska Corp. (a)	18,751	1,165,562
Inogen, Inc. (a)	42,560	838,858
Integer Holdings Corp. (a)	61,108	4,183,454
LeMaitre Vascular, Inc.	35,681	1,642,040
Meridian Bioscience, Inc. (a)	80,683	2,679,482
Merit Medical Systems, Inc. (a)	104,973	7,413,193
Mesa Laboratories, Inc. (b)	9,234	1,534,783
NuVasive, Inc. (a)	96,192	3,966,958
OraSure Technologies, Inc. (a)	134,008	645,919
Orthofix Medical, Inc. (a)	36,875	757,044
Surmodics, Inc. (a)	25,850	882,002
Varex Imaging Corp. (a) (b)	73,566	1,493,390
Zimvie, Inc. (a) (b)	38,489	359,487
Zynex, Inc. (b)	40,082	557,541
		47,507,974
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AdaptHealth Corp. (a) (b)	141,695	2,723,378
Addus HomeCare Corp. (a)	29,748	2,959,628
Agiliti, Inc. (a) (b)	61,512	1,003,261
AMN Healthcare Services, Inc. (a)	79,972	8,222,721
Apollo Medical Holdings, Inc. (a) (b)	73,385	2,171,462
Community Health Systems, Inc. (a)	231,153	998,581
CorVel Corp. (a)	16,853	2,449,246
Cross Country Healthcare, Inc. (a)	65,318	1,735,499
Enhabit, Inc. (a)	91,575	1,205,127
Ensign Group, Inc.	102,350	9,683,333
Fulgent Genetics, Inc. (a) (b)	36,354	1,082,622
Joint Corp. (a)	26,759	374,091
ModivCare, Inc. (a)	23,508	2,109,373
OmniAb, Inc. (d)	23,280	—
Owens & Minor, Inc.	140,630	2,746,504
Pediatrix Medical Group, Inc. (a)	151,096	2,245,287
Pennant Group, Inc. (a)	52,355	574,858
RadNet, Inc. (a)	89,954	1,693,834
Select Medical Holdings Corp.	192,072	4,769,148

See accompanying notes to financial statements.
72

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
US Physical Therapy, Inc.	23,939	$ 1,939,777
		50,687,730
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	201,559	3,555,501
Computer Programs & Systems, Inc. (a)	26,289	715,587
HealthStream, Inc. (a)	44,585	1,107,491
NextGen Healthcare, Inc. (a)	100,976	1,896,329
OptimizeRx Corp. (a)	31,688	532,358
Simulations Plus, Inc.	29,542	1,080,351
		8,887,617
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	43,167	1,138,745
Bloomin' Brands, Inc.	161,931	3,258,052
Brinker International, Inc. (a)	81,187	2,590,677
Cheesecake Factory, Inc. (b)	88,194	2,796,632
Chuy's Holdings, Inc. (a)	33,162	938,485
Dave & Buster's Entertainment, Inc. (a)	77,445	2,744,651
Dine Brands Global, Inc.	28,966	1,871,204
El Pollo Loco Holdings, Inc.	36,530	363,839
Golden Entertainment, Inc. (a)	40,488	1,514,251
Jack in the Box, Inc.	38,872	2,652,237
Monarch Casino & Resort, Inc. (a)	24,463	1,880,960
Ruth's Hospitality Group, Inc.	55,902	865,363
Shake Shack, Inc. Class A (a)	68,831	2,858,551
Six Flags Entertainment Corp. (a)	136,526	3,174,229
		28,647,876
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	15,288	3,458,910
Century Communities, Inc.	52,147	2,607,871
Ethan Allen Interiors, Inc. (b)	42,093	1,112,097
Green Brick Partners, Inc. (a)	50,155	1,215,256
Installed Building Products, Inc.	43,231	3,700,574
iRobot Corp. (a)	50,194	2,415,837
La-Z-Boy, Inc.	79,385	1,811,566
LGI Homes, Inc. (a)	37,833	3,503,336
M/I Homes, Inc. (a)	50,650	2,339,017
MDC Holdings, Inc.	105,151	3,322,772
Meritage Homes Corp. (a)	67,434	6,217,415
Sonos, Inc. (a)	234,781	3,967,799
Tri Pointe Homes, Inc. (a)	186,165	3,460,807
Universal Electronics, Inc. (a)	22,476	467,725
		39,600,982
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	17,963	672,714
Central Garden & Pet Co. Class A (a)	76,496	2,738,557
WD-40 Co. (b)	25,023	4,033,958
		7,445,229
Security Description	Shares	Value
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	83,001	$ 1,447,537
American Equity Investment Life Holding Co.	128,104	5,844,104
AMERISAFE, Inc.	35,378	1,838,595
Assured Guaranty, Ltd.	110,598	6,885,831
Employers Holdings, Inc.	50,166	2,163,660
Genworth Financial, Inc. Class A (a)	915,673	4,843,910
HCI Group, Inc. (b)	12,780	505,960
Horace Mann Educators Corp.	75,431	2,818,856
James River Group Holdings, Ltd.	69,133	1,445,571
Mercury General Corp.	49,026	1,676,689
Palomar Holdings, Inc. (a)	46,562	2,102,740
ProAssurance Corp.	99,565	1,739,401
Safety Insurance Group, Inc.	27,224	2,293,894
SiriusPoint, Ltd. (a)	156,735	924,737
Stewart Information Services Corp.	50,050	2,138,637
Trupanion, Inc. (a) (b)	64,902	3,084,792
United Fire Group, Inc.	40,213	1,100,228
Universal Insurance Holdings, Inc.	50,625	536,119
		43,391,261
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a)	114,304	1,573,966
QuinStreet, Inc. (a)	92,996	1,334,493
Yelp, Inc. (a)	128,571	3,515,131
		6,423,590
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	49,886	701,397
PetMed Express, Inc. (b)	39,157	693,079
Shutterstock, Inc.	44,219	2,331,226
		3,725,702
IT SERVICES — 1.4%
Bread Financial Holdings, Inc.	92,018	3,465,398
CSG Systems International, Inc.	55,922	3,198,738
EVERTEC, Inc.	120,277	3,894,569
Payoneer Global, Inc. (a)	369,191	2,019,475
Perficient, Inc. (a)	63,846	4,458,366
Sabre Corp. (a) (b)	605,817	3,743,949
TTEC Holdings, Inc.	34,888	1,539,608
Unisys Corp. (a)	126,172	644,739
		22,964,842
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	32,617	1,651,073
Vista Outdoor, Inc. (a) (b)	104,395	2,544,106
		4,195,179
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	233,057	2,153,447
MACHINERY — 4.8%
Alamo Group, Inc.	19,025	2,693,940

See accompanying notes to financial statements.
73

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Albany International Corp. Class A	57,400	$ 5,659,066
Astec Industries, Inc.	41,942	1,705,362
Barnes Group, Inc.	93,327	3,812,408
CIRCOR International, Inc. (a)	37,602	900,944
Enerpac Tool Group Corp.	104,915	2,670,087
EnPro Industries, Inc.	38,358	4,169,131
ESCO Technologies, Inc.	47,674	4,173,382
Federal Signal Corp.	111,910	5,200,458
Franklin Electric Co., Inc.	71,810	5,726,848
Greenbrier Cos., Inc.	60,449	2,026,855
Hillenbrand, Inc.	128,185	5,469,654
John Bean Technologies Corp.	58,727	5,363,537
Lindsay Corp.	20,251	3,297,875
Mueller Industries, Inc.	104,883	6,188,097
Proto Labs, Inc. (a)	50,023	1,277,087
SPX Technologies, Inc. (a)	83,354	5,472,190
Standex International Corp.	22,158	2,269,201
Tennant Co.	34,269	2,109,942
Titan International, Inc. (a)	93,947	1,439,268
Trinity Industries, Inc.	150,192	4,441,177
Wabash National Corp.	88,472	1,999,467
		78,065,976
MARINE — 0.3%
Matson, Inc.	69,651	4,353,884
MEDIA — 0.5%
AMC Networks, Inc. Class A (a)	51,711	810,311
EW Scripps Co. Class A (a)	106,967	1,410,895
Gannett Co., Inc. (a)	264,664	537,268
Scholastic Corp.	54,864	2,164,934
TechTarget, Inc. (a)	49,721	2,190,707
Thryv Holdings, Inc. (a)	56,618	1,075,742
		8,189,857
METALS & MINING — 1.9%
Arconic Corp. (a)	187,203	3,961,215
ATI, Inc. (a) (b)	238,802	7,130,628
Carpenter Technology Corp.	89,343	3,300,330
Century Aluminum Co. (a)	94,374	771,979
Compass Minerals International, Inc.	62,747	2,572,627
Haynes International, Inc.	22,949	1,048,540
Kaiser Aluminum Corp.	29,451	2,237,098
Materion Corp.	37,825	3,310,066
Olympic Steel, Inc.	17,862	599,806
SunCoke Energy, Inc.	153,848	1,327,708
TimkenSteel Corp. (a)	73,015	1,326,683
Warrior Met Coal, Inc.	95,325	3,302,058
		30,888,738
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT	238,585	2,567,175
ARMOUR Residential REIT, Inc.	243,821	1,372,712
Ellington Financial, Inc. REIT (b)	106,134	1,312,878
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT (b)	152,154	$ 1,962,787
Granite Point Mortgage Trust, Inc. REIT	97,431	522,230
Invesco Mortgage Capital, Inc. REIT (b)	61,515	783,086
KKR Real Estate Finance Trust, Inc. REIT	105,836	1,477,470
New York Mortgage Trust, Inc. REIT (b)	684,503	1,752,328
PennyMac Mortgage Investment Trust REIT (b)	164,069	2,032,815
Ready Capital Corp. REIT (b)	181,404	2,020,840
Redwood Trust, Inc. REIT (b)	209,110	1,413,584
Two Harbors Investment Corp.	159,321	2,512,492
		19,730,397
MULTI-UTILITIES — 0.5%
Avista Corp.	136,089	6,034,186
Unitil Corp.	29,619	1,521,232
		7,555,418
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	53,359	784,377
OIL, GAS & CONSUMABLE FUELS — 2.3%
Callon Petroleum Co. (a)	94,375	3,500,369
Civitas Resources, Inc.	95,813	5,550,447
CONSOL Energy, Inc.	60,446	3,928,990
Dorian LPG, Ltd.	59,037	1,118,751
Green Plains, Inc. (a) (b)	108,495	3,309,098
Laredo Petroleum, Inc. (a) (b)	31,046	1,596,385
Par Pacific Holdings, Inc. (a)	102,339	2,379,382
Ranger Oil Corp. Class A	35,226	1,424,187
REX American Resources Corp. (a)	28,602	911,260
SM Energy Co.	226,584	7,891,921
Talos Energy, Inc. (a)	120,324	2,271,717
World Fuel Services Corp.	114,210	3,121,359
		37,003,866
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	30,844	1,166,212
Mercer International, Inc.	74,963	872,569
Sylvamo Corp.	60,999	2,963,941
		5,002,722
PERSONAL PRODUCTS — 1.2%
Edgewell Personal Care Co. (b)	95,646	3,686,197
elf Beauty, Inc. (a)	92,809	5,132,338
Inter Parfums, Inc.	32,943	3,179,658
Medifast, Inc.	20,117	2,320,496
Nu Skin Enterprises, Inc. Class A	91,204	3,845,161
USANA Health Sciences, Inc. (a)	20,506	1,090,919
		19,254,769

See accompanying notes to financial statements.
74

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	69,513	$ 1,947,754
ANI Pharmaceuticals, Inc. (a) (b)	22,455	903,365
Cara Therapeutics, Inc. (a) (b)	83,319	894,846
Collegium Pharmaceutical, Inc. (a)	61,960	1,437,472
Corcept Therapeutics, Inc. (a)	176,761	3,590,016
Harmony Biosciences Holdings, Inc. (a) (b)	54,689	3,013,364
Innoviva, Inc. (a)	115,821	1,534,628
Nektar Therapeutics (a)	346,741	783,635
Pacira BioSciences, Inc. (a)	84,669	3,269,070
Phibro Animal Health Corp. Class A	38,011	509,727
Prestige Consumer Healthcare, Inc. (a)	91,341	5,717,946
Supernus Pharmaceuticals, Inc. (a)	99,698	3,556,228
		27,158,051
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	93,437	9,258,672
Forrester Research, Inc. (a)	20,818	744,452
Heidrick & Struggles International, Inc.	36,696	1,026,387
Kelly Services, Inc. Class A	63,845	1,078,980
Korn Ferry	98,467	4,984,400
Resources Connection, Inc.	59,137	1,086,938
TrueBlue, Inc. (a)	60,313	1,180,929
		19,360,758
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Anywhere Real Estate, Inc. (a)	201,921	1,290,275
Cushman & Wakefield PLC (a) (b)	299,828	3,735,857
Douglas Elliman, Inc.	125,790	511,965
Marcus & Millichap, Inc.	45,763	1,576,536
RE/MAX Holdings, Inc. Class A	33,666	627,534
St. Joe Co.	62,418	2,412,456
		10,154,623
ROAD & RAIL — 0.4%
ArcBest Corp.	45,033	3,154,111
Heartland Express, Inc.	85,910	1,317,860
Marten Transport, Ltd.	106,214	2,100,913
		6,572,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Alpha & Omega Semiconductor, Ltd. (a)	40,960	1,170,227
Axcelis Technologies, Inc. (a)	60,602	4,809,375
CEVA, Inc. (a)	42,767	1,093,980
Cohu, Inc. (a)	87,895	2,817,035
Diodes, Inc. (a)	83,879	6,386,547
FormFactor, Inc. (a)	142,148	3,159,950
Security Description	Shares	Value
Ichor Holdings, Ltd. (a)	53,119	$ 1,424,651
Kulicke & Soffa Industries, Inc.	107,107	4,740,556
MaxLinear, Inc. (a)	133,313	4,525,976
Onto Innovation, Inc. (a)	91,344	6,219,613
PDF Solutions, Inc. (a)	54,469	1,553,456
Photronics, Inc. (a)	113,846	1,916,028
Rambus, Inc. (a)	198,272	7,102,103
Semtech Corp. (a)	117,196	3,362,353
SMART Global Holdings, Inc. (a) (b)	89,744	1,335,391
Ultra Clean Holdings, Inc. (a)	83,958	2,783,208
Veeco Instruments, Inc. (a) (b)	94,899	1,763,223
		56,163,672
SOFTWARE — 2.4%
8x8, Inc. (a) (b)	206,084	890,283
A10 Networks, Inc.	117,916	1,960,943
Adeia, Inc.	194,397	1,842,883
Agilysys, Inc. (a)	36,492	2,887,977
Alarm.com Holdings, Inc. (a)	92,036	4,553,941
Cerence, Inc. (a)	72,692	1,346,983
Consensus Cloud Solutions, Inc. (a)	32,585	1,751,770
Digital Turbine, Inc. (a)	166,230	2,533,345
Ebix, Inc. (b)	43,331	864,887
InterDigital, Inc.	54,766	2,709,822
LivePerson, Inc. (a)	129,470	1,312,826
LiveRamp Holdings, Inc. (a)	122,652	2,874,963
OneSpan, Inc. (a)	65,150	729,028
Progress Software Corp.	79,332	4,002,299
SPS Commerce, Inc. (a)	66,448	8,533,917
Xperi, Inc. (a)	76,957	662,600
		39,458,467
SPECIALTY RETAIL — 4.7%
Aaron's Co., Inc.	56,775	678,461
Abercrombie & Fitch Co. Class A (a)	91,242	2,090,354
Academy Sports & Outdoors, Inc.	147,144	7,730,946
American Eagle Outfitters, Inc. (a)	321,372	4,486,353
America's Car-Mart, Inc. (a)	10,670	771,014
Asbury Automotive Group, Inc. (a)	40,813	7,315,730
Bed Bath & Beyond, Inc. (a)	129,641	325,399
Boot Barn Holdings, Inc. (a)	55,018	3,439,725
Buckle, Inc.	54,572	2,474,840
Caleres, Inc. (b)	67,271	1,498,798
Chico's FAS, Inc. (a)	230,814	1,135,605
Children's Place, Inc. (a) (b)	23,997	873,971
Designer Brands, Inc. Class A	93,800	917,364
Genesco, Inc. (a)	22,895	1,053,628
Group 1 Automotive, Inc.	26,946	4,860,250
Guess?, Inc.	56,278	1,164,392
Haverty Furniture Cos., Inc. (b)	24,384	729,082
Hibbett, Inc.	23,603	1,610,197

See accompanying notes to financial statements.
75

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Leslie's, Inc. (a) (b)	273,459	$ 3,338,934
MarineMax, Inc. (a)	39,708	1,239,684
Monro, Inc.	58,012	2,622,142
National Vision Holdings, Inc. (a)	145,588	5,642,991
ODP Corp. (a)	74,328	3,384,897
Rent-A-Center, Inc. (b)	92,409	2,083,823
Sally Beauty Holdings, Inc. (a)	197,459	2,472,187
Shoe Carnival, Inc. (b)	31,628	756,225
Signet Jewelers, Ltd.	85,278	5,798,904
Sleep Number Corp. (a)	40,603	1,054,866
Sonic Automotive, Inc. Class A	30,800	1,517,516
Urban Outfitters, Inc. (a)	110,503	2,635,497
Zumiez, Inc. (a)	28,965	629,699
		76,333,474
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	242,014	1,790,903
Avid Technology, Inc. (a) (b)	61,244	1,628,478
Corsair Gaming, Inc. (a)	70,814	960,946
		4,380,327
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
G-III Apparel Group, Ltd. (a)	78,845	1,080,965
Kontoor Brands, Inc. (b)	91,060	3,641,489
Movado Group, Inc.	29,264	943,764
Oxford Industries, Inc.	27,579	2,569,811
Steven Madden, Ltd.	135,072	4,316,901
Wolverine World Wide, Inc.	145,322	1,588,370
		14,141,300
THRIFTS & MORTGAGE FINANCE — 2.0%
Axos Financial, Inc. (a)	98,530	3,765,817
Capitol Federal Financial, Inc.	238,219	2,060,594
Mr Cooper Group, Inc. (a)	130,180	5,224,123
NMI Holdings, Inc. Class A (a)	154,167	3,222,090
Northfield Bancorp, Inc.	77,604	1,220,711
Northwest Bancshares, Inc.	234,248	3,274,787
Provident Financial Services, Inc.	138,904	2,966,990
TrustCo Bank Corp.	35,139	1,320,875
Walker & Dunlop, Inc.	56,602	4,442,125
WSFS Financial Corp.	113,657	5,153,208
		32,651,320
TOBACCO — 0.3%
Universal Corp.	45,309	2,392,768
Vector Group, Ltd.	242,728	2,878,754
		5,271,522
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	71,182	8,971,067
Boise Cascade Co.	72,797	4,998,970
DXP Enterprises, Inc. (a)	29,089	801,402
GMS, Inc. (a)	78,239	3,896,302
NOW, Inc. (a)	203,701	2,587,003
Security Description	Shares	Value
Veritiv Corp.	24,886	$ 3,028,875
		24,283,619
WATER UTILITIES — 1.2%
American States Water Co.	68,226	6,314,316
California Water Service Group	101,118	6,131,796
Middlesex Water Co.	32,506	2,557,247
SJW Group	49,252	3,998,770
		19,002,129
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	119,782	1,767,982
Shenandoah Telecommunications Co.	92,419	1,467,614
Telephone & Data Systems, Inc.	184,121	1,931,429
		5,167,025
TOTAL COMMON STOCKS (Cost $1,701,552,373)		1,610,260,278
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	2,131,615	2,132,041
State Street Navigator Securities Lending Portfolio II (g) (h)	74,893,373	74,893,373
TOTAL SHORT-TERM INVESTMENTS (Cost $77,025,553)		77,025,414
TOTAL INVESTMENTS — 104.5% (Cost $1,778,577,926)		1,687,285,692
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(72,772,986)
NET ASSETS — 100.0%		$ 1,614,512,706
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
76

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,610,260,278	$—	$ 0(a)	$1,610,260,278
Short-Term Investments	77,025,414	—	—	77,025,414
TOTAL INVESTMENTS	$1,687,285,692	$—	$ 0	$1,687,285,692
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	988,117	$ 988,018	$ 39,776,348	$ 38,632,569	$378	$(134)	2,131,615	$ 2,132,041	$ 23,925
State Street Navigator Securities Lending Portfolio II	64,945,588	64,945,588	641,399,801	631,452,016	—	—	74,893,373	74,893,373	124,188
Total		$65,933,606	$681,176,149	$670,084,585	$378	$(134)		$77,025,414	$ 148,113
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	365,840	$ 20,461,431
AeroVironment, Inc. (a)	120,728	10,341,560
Moog, Inc. Class A	85,320	7,487,683
Park Aerospace Corp. (b)	55,611	745,744
		39,036,418
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a) (b)	56,076	5,652,461
Forward Air Corp.	128,495	13,477,840
Hub Group, Inc. Class A (a)	71,051	5,647,844
		24,778,145
AIRLINES — 0.1%
Sun Country Airlines Holdings, Inc. (a) (b)	157,373	2,495,936
AUTO COMPONENTS — 1.3%
Dorman Products, Inc. (a)	136,659	11,051,613
Gentherm, Inc. (a)	97,840	6,387,973
LCI Industries	61,397	5,676,153
XPEL, Inc. (a) (b)	94,710	5,688,283
		28,804,022
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	67,732	3,569,476
BANKS — 11.7%
Ameris Bancorp	192,197	9,060,167
BancFirst Corp.	84,209	7,425,550
Bancorp, Inc. (a)	270,472	7,675,995
Banner Corp.	165,256	10,444,179
Berkshire Hills Bancorp, Inc.	126,224	3,774,098
City Holding Co.	71,748	6,679,021
Columbia Banking System, Inc.	197,575	5,952,935
Community Bank System, Inc.	148,036	9,318,866
Customers Bancorp, Inc. (a)	73,850	2,092,909
CVB Financial Corp.	635,033	16,352,100
Dime Community Bancshares, Inc.	156,616	4,985,087
FB Financial Corp.	84,996	3,071,755
First BanCorp (c)	892,096	11,347,461
First BanCorp (c)	103,490	4,433,512
First Commonwealth Financial Corp.	248,164	3,466,851
First Financial Bancorp	252,045	6,107,050
First Hawaiian, Inc.	320,784	8,353,215
Hanmi Financial Corp.	147,273	3,645,007
Heritage Financial Corp.	169,637	5,197,678
Independent Bank Corp.	114,716	9,685,472
Lakeland Financial Corp.	122,522	8,940,430
National Bank Holdings Corp. Class A	120,163	5,055,257
NBT Bancorp, Inc.	207,019	8,988,765
OFG Bancorp	229,843	6,334,473
Park National Corp.	69,905	9,839,129
Security Description	Shares	Value
Pathward Financial, Inc.	100,163	$ 4,312,017
Preferred Bank	63,787	4,759,786
S&T Bancorp, Inc.	130,042	4,444,836
Seacoast Banking Corp. of Florida (b)	185,565	5,787,772
ServisFirst Bancshares, Inc.	236,209	16,277,162
Southside Bancshares, Inc.	85,523	3,077,973
Stellar Bancorp, Inc.	214,813	6,328,391
Tompkins Financial Corp.	39,013	3,026,629
Triumph Financial, Inc. (a)	67,829	3,314,803
Trustmark Corp.	203,202	7,093,782
United Community Banks, Inc.	333,487	11,271,861
Veritex Holdings, Inc.	127,899	3,591,404
Westamerica BanCorp	130,042	7,673,778
		259,187,156
BEVERAGES — 0.5%
MGP Ingredients, Inc. (b)	74,377	7,912,225
National Beverage Corp. (a)	78,105	3,634,226
		11,546,451
BIOTECHNOLOGY — 4.0%
Anika Therapeutics, Inc. (a)	42,598	1,260,901
Arcus Biosciences, Inc. (a)	251,944	5,210,202
Avid Bioservices, Inc. (a) (b)	207,238	2,853,667
Catalyst Pharmaceuticals, Inc. (a)	462,618	8,604,695
Coherus Biosciences, Inc. (a)	159,119	1,260,223
Cytokinetics, Inc. (a)	459,211	21,041,048
Dynavax Technologies Corp. (a) (b)	573,374	6,100,699
Eagle Pharmaceuticals, Inc. (a)	36,010	1,052,572
Enanta Pharmaceuticals, Inc. (a)	36,683	1,706,493
Ironwood Pharmaceuticals, Inc. (a)	406,266	5,033,636
iTeos Therapeutics, Inc. (a)	118,647	2,317,176
Ligand Pharmaceuticals, Inc. (a)	41,849	2,795,513
REGENXBIO, Inc. (a)	181,964	4,126,944
uniQure NV (a) (b)	199,052	4,512,509
Vericel Corp. (a)	130,111	3,427,124
Vir Biotechnology, Inc. (a)	366,595	9,278,519
Xencor, Inc. (a)	289,578	7,540,611
		88,122,532
BUILDING PRODUCTS — 2.6%
AAON, Inc.	203,075	15,295,609
Apogee Enterprises, Inc.	61,203	2,721,085
Griffon Corp.	228,827	8,189,718
Insteel Industries, Inc.	43,266	1,190,680
PGT Innovations, Inc. (a)	289,936	5,207,251
Quanex Building Products Corp.	91,250	2,160,800
UFP Industries, Inc.	299,018	23,697,177
		58,462,320
CAPITAL MARKETS — 1.5%
B Riley Financial, Inc. (b)	37,878	1,295,428
Blucora, Inc. (a)	231,403	5,907,718

See accompanying notes to financial statements.
78

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Brightsphere Investment Group, Inc.	81,205	$ 1,671,199
Donnelley Financial Solutions, Inc. (a)	60,512	2,338,789
Piper Sandler Cos.	68,295	8,891,326
StoneX Group, Inc. (a)	83,211	7,930,008
Virtus Investment Partners, Inc.	16,770	3,210,449
WisdomTree, Inc. (b)	301,363	1,642,428
		32,887,345
CHEMICALS — 3.9%
American Vanguard Corp.	134,363	2,917,021
Balchem Corp.	155,323	18,966,492
FutureFuel Corp.	71,151	578,458
Hawkins, Inc.	91,375	3,527,075
HB Fuller Co.	164,840	11,805,841
Innospec, Inc.	119,691	12,311,416
Livent Corp. (a) (b)	866,737	17,222,064
Quaker Chemical Corp. (b)	65,860	10,992,034
Stepan Co.	66,327	7,061,172
		85,381,573
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Brady Corp. Class A	145,720	6,863,412
UniFirst Corp.	43,013	8,301,079
		15,164,491
COMMUNICATIONS EQUIPMENT — 2.3%
ADTRAN Holdings, Inc.	235,608	4,427,074
Clearfield, Inc. (a)	55,213	5,197,752
Digi International, Inc. (a)	170,492	6,231,483
Extreme Networks, Inc. (a)	634,630	11,620,075
Harmonic, Inc. (a)	509,473	6,674,096
NetScout Systems, Inc. (a)	331,634	10,781,422
Viavi Solutions, Inc. (a)	568,784	5,977,920
		50,909,822
CONSTRUCTION & ENGINEERING — 1.8%
Arcosa, Inc.	154,162	8,377,163
Comfort Systems USA, Inc.	172,809	19,886,860
MYR Group, Inc. (a)	40,088	3,690,902
NV5 Global, Inc. (a)	60,155	7,959,710
		39,914,635
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	176,339	3,920,016
O-I Glass, Inc. (a)	344,801	5,713,353
		9,633,369
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	219,383	7,788,096
Frontdoor, Inc. (a)	204,721	4,258,197
Mister Car Wash, Inc. (a) (b)	202,505	1,869,121
Perdoceo Education Corp. (a)	204,508	2,842,661
Strategic Education, Inc.	61,303	4,801,251
Stride, Inc. (a)	197,535	6,178,895
		27,738,221
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	51,755	$ 2,345,019
Cogent Communications Holdings, Inc.	121,785	6,951,488
		9,296,507
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	88,663	12,196,482
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Advanced Energy Industries, Inc.	180,602	15,492,040
Arlo Technologies, Inc. (a)	213,759	750,294
Badger Meter, Inc.	141,457	15,423,057
CTS Corp.	154,065	6,073,242
ePlus, Inc. (a)	62,409	2,763,470
Fabrinet (a)	177,492	22,758,024
Methode Electronics, Inc.	93,527	4,149,793
OSI Systems, Inc. (a)	39,536	3,143,903
Plexus Corp. (a)	133,760	13,767,917
Sanmina Corp. (a)	127,630	7,311,923
		91,633,663
ENERGY EQUIPMENT & SERVICES — 2.2%
Core Laboratories NV (b)	111,878	2,267,767
Dril-Quip, Inc. (a)	86,829	2,359,144
Helmerich & Payne, Inc.	295,054	14,625,827
Nabors Industries, Ltd. (a)	29,344	4,544,505
Oceaneering International, Inc. (a)	348,822	6,100,897
Patterson-UTI Energy, Inc.	712,416	11,997,085
RPC, Inc.	402,082	3,574,509
US Silica Holdings, Inc. (a)	212,147	2,651,838
		48,121,572
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
Agree Realty Corp. REIT	296,580	21,036,419
Armada Hoffler Properties, Inc. REIT	212,733	2,446,430
CareTrust REIT, Inc.	290,651	5,400,296
Community Healthcare Trust, Inc. REIT	68,243	2,443,099
Four Corners Property Trust, Inc. REIT	271,615	7,042,977
Getty Realty Corp. REIT (b)	131,519	4,451,918
Innovative Industrial Properties, Inc. REIT (b)	135,196	13,702,115
LTC Properties, Inc. REIT	127,227	4,520,375
NexPoint Residential Trust, Inc. REIT	58,187	2,532,298
Safehold, Inc. REIT	33	944
Saul Centers, Inc. REIT	35,553	1,446,296
Tanger Factory Outlet Centers, Inc. REIT	277,309	4,974,923
Uniti Group, Inc. REIT	515,766	2,852,186
Universal Health Realty Income Trust REIT	41,341	1,973,206
Urban Edge Properties REIT	292,421	4,120,212

See accompanying notes to financial statements.
79

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A REIT (b)	89,690	$ 1,699,626
Veris Residential, Inc. REIT (a)	214,459	3,416,332
		84,059,652
FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	66,227	2,317,283
Chefs' Warehouse, Inc. (a)	102,004	3,394,693
		5,711,976
FOOD PRODUCTS — 2.8%
Cal-Maine Foods, Inc.	183,406	9,986,457
Hostess Brands, Inc. (a)	646,991	14,518,478
J & J Snack Foods Corp.	72,373	10,834,962
John B Sanfilippo & Son, Inc.	26,329	2,141,074
Simply Good Foods Co. (a)	406,589	15,462,580
Tootsie Roll Industries, Inc.	85,670	3,646,972
TreeHouse Foods, Inc. (a)	114,667	5,662,256
		62,252,779
GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	57,439	6,788,141
Northwest Natural Holding Co.	108,537	5,165,276
South Jersey Industries, Inc.	594,318	21,116,118
		33,069,535
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
BioLife Solutions, Inc. (a) (b)	165,309	3,008,624
CONMED Corp.	72,141	6,394,578
Cutera, Inc. (a) (b)	61,837	2,734,432
Embecta Corp.	131,348	3,321,791
Glaukos Corp. (a)	154,402	6,744,280
LeMaitre Vascular, Inc.	64,565	2,971,281
Meridian Bioscience, Inc. (a)	211,411	7,020,959
Merit Medical Systems, Inc. (a)	276,290	19,511,600
Mesa Laboratories, Inc. (b)	15,016	2,495,809
Surmodics, Inc. (a)	35,894	1,224,703
Zynex, Inc. (b)	104,979	1,460,258
		56,888,315
HEALTH CARE PROVIDERS & SERVICES — 3.5%
AdaptHealth Corp. (a) (b)	371,129	7,133,099
Addus HomeCare Corp. (a)	77,862	7,746,490
Agiliti, Inc. (a) (b)	72,457	1,181,774
AMN Healthcare Services, Inc. (a)	210,270	21,619,961
CorVel Corp. (a)	28,731	4,175,476
Cross Country Healthcare, Inc. (a)	171,217	4,549,236
Ensign Group, Inc.	269,128	25,462,200
Fulgent Genetics, Inc. (a) (b)	42,894	1,277,383
Joint Corp. (a)	42,819	598,610
OmniAb, Inc. (b) (d)	65,117	—
US Physical Therapy, Inc.	38,353	3,107,744
		76,851,973
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	527,983	9,313,620
Security Description	Shares	Value
Computer Programs & Systems, Inc. (a)	36,480	$ 992,986
HealthStream, Inc. (a)	77,468	1,924,305
NextGen Healthcare, Inc. (a)	264,605	4,969,282
OptimizeRx Corp. (a) (b)	48,079	807,727
Simulations Plus, Inc. (b)	53,174	1,944,573
		19,952,493
HOTELS, RESTAURANTS & LEISURE — 1.6%
Bloomin' Brands, Inc.	246,015	4,949,822
Chuy's Holdings, Inc. (a)	46,931	1,328,147
Dave & Buster's Entertainment, Inc. (a)	113,559	4,024,531
Dine Brands Global, Inc.	46,740	3,019,404
Golden Entertainment, Inc. (a)	64,715	2,420,341
Jack in the Box, Inc.	101,766	6,943,494
Monarch Casino & Resort, Inc. (a)	64,104	4,928,957
Ruth's Hospitality Group, Inc.	76,175	1,179,189
Shake Shack, Inc. Class A (a)	95,604	3,970,434
Six Flags Entertainment Corp. (a)	153,806	3,575,989
		36,340,308
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	40,003	9,050,679
Ethan Allen Interiors, Inc.	110,243	2,912,620
Green Brick Partners, Inc. (a)	131,290	3,181,157
Installed Building Products, Inc.	74,771	6,400,397
		21,544,853
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	22,611	846,782
Central Garden & Pet Co. Class A (a)	96,174	3,443,029
WD-40 Co. (b)	42,658	6,876,896
		11,166,707
INSURANCE — 1.8%
American Equity Investment Life Holding Co.	174,461	7,958,911
AMERISAFE, Inc.	50,952	2,647,975
Assured Guaranty, Ltd.	147,732	9,197,794
Employers Holdings, Inc.	67,030	2,891,004
Palomar Holdings, Inc. (a)	121,925	5,506,133
Safety Insurance Group, Inc.	40,601	3,421,040
Trupanion, Inc. (a) (b)	169,935	8,077,011
		39,699,868
INTERACTIVE MEDIA & SERVICES — 0.5%
Cars.com, Inc. (a)	299,357	4,122,146
QuinStreet, Inc. (a)	126,724	1,818,489
Yelp, Inc. (a)	195,306	5,339,666
		11,280,301
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	71,900	1,010,914

See accompanying notes to financial statements.
80

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shutterstock, Inc.	55,704	$ 2,936,715
		3,947,629
IT SERVICES — 1.3%
CSG Systems International, Inc.	146,441	8,376,425
EVERTEC, Inc.	204,821	6,632,104
Payoneer Global, Inc. (a)	414,774	2,268,814
Perficient, Inc. (a)	95,327	6,656,684
Sabre Corp. (a) (b)	602,931	3,726,114
TTEC Holdings, Inc.	45,603	2,012,460
		29,672,601
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	52,047	2,634,619
Vista Outdoor, Inc. (a) (b)	123,022	2,998,046
		5,632,665
MACHINERY — 6.2%
Alamo Group, Inc.	36,267	5,135,407
Albany International Corp. Class A	150,299	14,817,978
Enerpac Tool Group Corp.	181,384	4,616,223
EnPro Industries, Inc.	100,495	10,922,802
ESCO Technologies, Inc.	84,920	7,433,897
Federal Signal Corp.	292,975	13,614,548
Franklin Electric Co., Inc.	187,960	14,989,810
Hillenbrand, Inc.	335,573	14,318,900
Lindsay Corp.	53,046	8,638,541
Mueller Industries, Inc.	274,803	16,213,377
SPX Technologies, Inc. (a)	135,357	8,886,187
Standex International Corp.	39,374	4,032,291
Titan International, Inc. (a)	246,015	3,768,950
Trinity Industries, Inc.	232,078	6,862,546
Wabash National Corp.	134,363	3,036,604
		137,288,061
MARINE — 0.5%
Matson, Inc.	182,581	11,413,138
MEDIA — 0.3%
TechTarget, Inc. (a) (b)	130,392	5,745,072
METALS & MINING — 1.4%
ATI, Inc. (a) (b)	387,736	11,577,797
Haynes International, Inc.	41,791	1,909,431
Kaiser Aluminum Corp.	76,981	5,847,477
Materion Corp.	56,584	4,951,666
TimkenSteel Corp. (a)	82,205	1,493,665
Warrior Met Coal, Inc.	139,790	4,842,325
		30,622,361
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
ARMOUR Residential REIT, Inc.	638,549	3,595,031
Invesco Mortgage Capital, Inc. REIT (b)	76,878	978,657
		4,573,688
MULTI-UTILITIES — 0.2%
Unitil Corp.	77,480	3,979,373
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.0%
Callon Petroleum Co. (a)	123,501	$ 4,580,652
Civitas Resources, Inc.	250,846	14,531,509
CONSOL Energy, Inc.	158,381	10,294,765
Dorian LPG, Ltd.	154,062	2,919,475
Laredo Petroleum, Inc. (a) (b)	81,239	4,177,309
Ranger Oil Corp. Class A	92,385	3,735,126
REX American Resources Corp. (a)	74,969	2,388,512
SM Energy Co.	595,913	20,755,650
Talos Energy, Inc. (a)	170,240	3,214,131
		66,597,129
PAPER & FOREST PRODUCTS — 0.2%
Mercer International, Inc.	83,814	975,595
Sylvamo Corp.	91,050	4,424,119
		5,399,714
PERSONAL PRODUCTS — 1.5%
Edgewell Personal Care Co.	120,194	4,632,277
elf Beauty, Inc. (a)	243,004	13,438,121
Inter Parfums, Inc.	86,222	8,322,147
Medifast, Inc.	52,847	6,095,902
		32,488,447
PHARMACEUTICALS — 2.9%
Amphastar Pharmaceuticals, Inc. (a)	182,183	5,104,767
ANI Pharmaceuticals, Inc. (a) (b)	30,667	1,233,733
Cara Therapeutics, Inc. (a) (b)	218,109	2,342,491
Collegium Pharmaceutical, Inc. (a)	162,205	3,763,156
Corcept Therapeutics, Inc. (a) (b)	462,938	9,402,271
Harmony Biosciences Holdings, Inc. (a)	143,311	7,896,436
Innoviva, Inc. (a)	303,479	4,021,097
Nektar Therapeutics (a) (b)	475,036	1,073,581
Pacira BioSciences, Inc. (a)	221,662	8,558,370
Prestige Consumer Healthcare, Inc. (a)	167,558	10,489,131
Supernus Pharmaceuticals, Inc. (a)	261,206	9,317,218
		63,202,251
PROFESSIONAL SERVICES — 1.0%
Exponent, Inc.	168,882	16,734,517
Korn Ferry	123,801	6,266,807
		23,001,324
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc.	119,858	4,129,108
St. Joe Co.	163,513	6,319,778
		10,448,886
ROAD & RAIL — 0.4%
Heartland Express, Inc.	146,323	2,244,595

See accompanying notes to financial statements.
81

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Marten Transport, Ltd.	278,274	$ 5,504,260
		7,748,855
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Alpha & Omega Semiconductor, Ltd. (a)	107,303	3,065,647
Axcelis Technologies, Inc. (a)	158,687	12,593,400
CEVA, Inc. (a)	68,317	1,747,549
Cohu, Inc. (a)	154,603	4,955,026
Diodes, Inc. (a)	219,691	16,727,273
Kulicke & Soffa Industries, Inc. (b)	280,537	12,416,568
MaxLinear, Inc. (a)	349,257	11,857,275
Onto Innovation, Inc. (a)	239,300	16,293,937
PDF Solutions, Inc. (a)	142,673	4,069,034
Photronics, Inc. (a)	298,070	5,016,518
Rambus, Inc. (a)	519,405	18,605,087
Ultra Clean Holdings, Inc. (a)	120,884	4,007,305
Veeco Instruments, Inc. (a)	248,470	4,616,572
		115,971,191
SOFTWARE — 3.6%
8x8, Inc. (a) (b)	248,219	1,072,306
A10 Networks, Inc.	308,734	5,134,247
Agilysys, Inc. (a)	95,638	7,568,791
Alarm.com Holdings, Inc. (a)	241,140	11,931,607
Consensus Cloud Solutions, Inc. (a)	57,985	3,117,274
Digital Turbine, Inc. (a)	278,620	4,246,169
InterDigital, Inc.	143,307	7,090,830
LivePerson, Inc. (a) (b)	176,037	1,785,015
LiveRamp Holdings, Inc. (a)	176,671	4,141,168
OneSpan, Inc. (a)	93,085	1,041,621
Progress Software Corp.	207,732	10,480,079
SPS Commerce, Inc. (a)	174,880	22,459,839
		80,068,946
SPECIALTY RETAIL — 2.1%
Academy Sports & Outdoors, Inc.	181,088	9,514,364
Asbury Automotive Group, Inc. (a)	48,089	8,619,953
Bed Bath & Beyond, Inc. (a) (b)	144,514	362,730
Boot Barn Holdings, Inc. (a)	87,848	5,492,257
Buckle, Inc.	98,540	4,468,789
Haverty Furniture Cos., Inc.	32,562	973,604
Hibbett, Inc.	32,793	2,237,139
Leslie's, Inc. (a) (b)	465,657	5,685,672
National Vision Holdings, Inc. (a)	221,115	8,570,417
		45,924,925
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a) (b)	94,660	2,517,009
Corsair Gaming, Inc. (a)	103,914	1,410,113
		3,927,122
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Oxford Industries, Inc.	50,566	$ 4,711,740
THRIFTS & MORTGAGE FINANCE — 1.4%
Axos Financial, Inc. (a)	139,309	5,324,390
Mr Cooper Group, Inc. (a)	340,983	13,683,648
NMI Holdings, Inc. Class A (a)	206,017	4,305,755
Northfield Bancorp, Inc.	109,739	1,726,194
Northwest Bancshares, Inc.	319,075	4,460,669
TrustCo Bank Corp.	60,800	2,285,472
		31,786,128
TOBACCO — 0.1%
Vector Group, Ltd.	279,738	3,317,693
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	187,083	23,578,071
Boise Cascade Co.	190,645	13,091,592
		36,669,663
WATER UTILITIES — 1.6%
American States Water Co.	123,239	11,405,770
California Water Service Group	164,274	9,961,575
Middlesex Water Co.	54,539	4,290,583
SJW Group	128,936	10,468,314
		36,126,242
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	203,868	3,009,092
TOTAL COMMON STOCKS (Cost $2,064,262,743)		2,200,972,832
WARRANTS — 0.0% (e)
AEROSPACE & DEFENSE — 0.0% (e)
Triumph Group, Inc. (expiring 19/12/2023) (a)	155	104
TOTAL WARRANTS (Cost $0)		104
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	3,719,871	3,720,615
State Street Navigator Securities Lending Portfolio II (h) (i)	89,541,542	89,541,542
TOTAL SHORT-TERM INVESTMENTS (Cost $93,262,414)		93,262,157
TOTAL INVESTMENTS — 104.0% (Cost $2,157,525,157)		2,294,235,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(87,534,567)
NET ASSETS — 100.0%		$ 2,206,700,526

See accompanying notes to financial statements.
82

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,200,972,832	$—	$—	$2,200,972,832
Warrants	104	—	—	104
Short-Term Investments	93,262,157	—	—	93,262,157
TOTAL INVESTMENTS	$2,294,235,093	$—	$—	$2,294,235,093

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,422,488	$ 1,422,346	$ 37,733,250	$ 35,435,223	$414	$(172)	3,719,871	$ 3,720,615	$ 35,231
State Street Navigator Securities Lending Portfolio II	119,883,511	119,883,511	463,669,751	494,011,720	—	—	89,541,542	89,541,542	187,491
Total		$121,305,857	$501,403,001	$529,446,943	$414	$(172)		$93,262,157	$222,722
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	313,241	$ 14,064,521
Kaman Corp.	263,305	5,871,702
Moog, Inc. Class A	106,184	9,318,708
National Presto Industries, Inc.	47,724	3,267,185
Park Aerospace Corp.	85,889	1,151,771
Triumph Group, Inc. (a)	610,865	6,426,300
		40,100,187
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a) (b)	133,195	13,426,056
Hub Group, Inc. Class A (a)	168,779	13,416,243
		26,842,299
AIRLINES — 0.6%
Allegiant Travel Co. (a)	146,978	9,993,034
Hawaiian Holdings, Inc. (a)	483,148	4,957,099
SkyWest, Inc. (a)	475,469	7,849,993
		22,800,126
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	1,076,548	8,418,605
Gentherm, Inc. (a)	121,690	7,945,140
LCI Industries	119,495	11,047,313
Motorcar Parts of America, Inc. (a) (b)	182,496	2,164,403
Patrick Industries, Inc.	202,317	12,260,410
Standard Motor Products, Inc.	176,311	6,135,623
		47,971,494
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	154,742	8,154,903
BANKS — 8.9%
Ameris Bancorp	238,927	11,263,019
Banc of California, Inc.	525,792	8,375,867
BankUnited, Inc. (b)	726,176	24,668,199
Berkshire Hills Bancorp, Inc.	177,729	5,314,097
Brookline Bancorp, Inc.	722,158	10,218,536
Central Pacific Financial Corp.	255,916	5,189,976
Columbia Banking System, Inc.	354,717	10,687,623
Community Bank System, Inc.	217,111	13,667,137
Customers Bancorp, Inc. (a)	143,616	4,070,077
Eagle Bancorp, Inc.	299,927	13,217,783
FB Financial Corp.	165,411	5,977,954
First BanCorp	134,200	5,749,128
First Commonwealth Financial Corp. (b)	394,838	5,515,887
First Financial Bancorp	401,083	9,718,241
First Hawaiian, Inc.	575,992	14,998,832
Hilltop Holdings, Inc.	431,015	12,934,760
HomeStreet, Inc.	167,149	4,609,969
Hope Bancorp, Inc.	1,122,816	14,383,273
Independent Bank Corp.	205,869	17,381,520
Independent Bank Group, Inc.	332,944	20,003,276
Security Description	Shares	Value
National Bank Holdings Corp. Class A	120,465	$ 5,067,963
Pacific Premier Bancorp, Inc.	892,925	28,180,713
Pathward Financial, Inc.	75,732	3,260,263
Renasant Corp.	525,796	19,764,672
S&T Bancorp, Inc.	113,603	3,882,951
Seacoast Banking Corp. of Florida (b)	309,513	9,653,710
Simmons First National Corp. Class A	1,193,178	25,748,781
Southside Bancshares, Inc.	118,762	4,274,244
Tompkins Financial Corp.	42,611	3,305,761
Triumph Financial, Inc. (a)	84,376	4,123,455
Trustmark Corp.	177,589	6,199,632
United Community Banks, Inc.	349,258	11,804,920
Veritex Holdings, Inc.	258,866	7,268,957
		350,481,176
BEVERAGES — 0.1%
National Beverage Corp. (a)	70,129	3,263,102
BIOTECHNOLOGY — 1.3%
Anika Therapeutics, Inc. (a)	65,923	1,951,321
Avid Bioservices, Inc. (a)	181,127	2,494,119
Coherus Biosciences, Inc. (a)	297,287	2,354,513
Eagle Pharmaceuticals, Inc. (a)	32,317	944,626
Emergent BioSolutions, Inc. (a)	417,236	4,927,557
Enanta Pharmaceuticals, Inc. (a)	111,674	5,195,074
Ironwood Pharmaceuticals, Inc. (a)	464,032	5,749,356
Ligand Pharmaceuticals, Inc. (a)	69,396	4,635,653
Myriad Genetics, Inc. (a)	761,503	11,049,409
Organogenesis Holdings, Inc. (a)	664,365	1,787,142
Vanda Pharmaceuticals, Inc. (a)	531,811	3,930,083
Vericel Corp. (a)	190,781	5,025,172
		50,044,025
BUILDING PRODUCTS — 1.6%
American Woodmark Corp. (a)	156,240	7,633,886
Apogee Enterprises, Inc.	89,708	3,988,418
Gibraltar Industries, Inc. (a)	291,064	13,354,016
Insteel Industries, Inc.	98,859	2,720,600
Masterbrand, Inc.	1,215,293	9,175,462
Quanex Building Products Corp.	133,918	3,171,178
Resideo Technologies, Inc. (a)	1,370,592	22,546,239
		62,589,799
CAPITAL MARKETS — 0.5%
B Riley Financial, Inc. (b)	76,733	2,624,269
Brightsphere Investment Group, Inc.	145,828	3,001,140
Donnelley Financial Solutions, Inc. (a)	117,567	4,543,964
Virtus Investment Partners, Inc.	31,280	5,988,243
WisdomTree, Inc. (b)	444,313	2,421,506
		18,579,122

See accompanying notes to financial statements.
84

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.1%
AdvanSix, Inc.	259,077	$ 9,850,107
FutureFuel Corp.	104,353	848,390
HB Fuller Co.	180,385	12,919,174
Koppers Holdings, Inc.	196,364	5,537,465
Mativ Holdings, Inc.	516,335	10,791,401
Minerals Technologies, Inc.	304,968	18,517,657
Rayonier Advanced Materials, Inc. (a)	601,216	5,771,674
Stepan Co.	69,451	7,393,753
Tredegar Corp.	236,449	2,416,509
Trinseo PLC (b)	328,632	7,463,233
		81,509,363
COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	621,699	27,615,870
Brady Corp. Class A	152,540	7,184,634
CoreCivic, Inc. REIT (a)	1,080,582	12,491,528
Deluxe Corp.	405,334	6,882,571
Harsco Corp. (a)	746,854	4,697,712
Healthcare Services Group, Inc.	696,220	8,354,640
HNI Corp.	388,728	11,051,537
Interface, Inc.	546,707	5,395,998
KAR Auction Services, Inc. (a)	1,023,479	13,356,401
Matthews International Corp. Class A	287,621	8,755,183
MillerKnoll, Inc.	710,095	14,919,096
Pitney Bowes, Inc.	1,520,759	5,778,884
UniFirst Corp.	58,083	11,209,438
Viad Corp. (a)	194,222	4,737,075
		142,430,567
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc.	205,865	3,868,203
Comtech Telecommunications Corp.	260,057	3,157,092
NETGEAR, Inc. (a)	271,598	4,918,640
Viavi Solutions, Inc. (a)	1,021,054	10,731,278
		22,675,213
CONSTRUCTION & ENGINEERING — 0.8%
Arcosa, Inc.	154,513	8,396,237
Granite Construction, Inc.	410,963	14,412,472
MYR Group, Inc. (a)	78,044	7,185,511
		29,994,220
CONSUMER FINANCE — 1.5%
Encore Capital Group, Inc. (a) (b)	219,744	10,534,527
Enova International, Inc. (a)	295,675	11,345,050
EZCORP, Inc. Class A (a) (b)	504,471	4,111,439
Green Dot Corp. Class A (a)	439,671	6,955,595
LendingTree, Inc. (a)	102,139	2,178,625
PRA Group, Inc. (a)	366,300	12,373,614
Prog Holdings, Inc. (a)	470,238	7,942,320
World Acceptance Corp. (a)	31,074	2,049,019
		57,490,189
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
O-I Glass, Inc. (a)	787,322	$ 13,045,926
DIVERSIFIED CONSUMER SERVICES — 0.6%
Frontdoor, Inc. (a)	367,605	7,646,184
Mister Car Wash, Inc. (a) (b)	364,756	3,366,698
Perdoceo Education Corp. (a)	233,528	3,246,039
Strategic Education, Inc.	89,954	7,045,197
WW International, Inc. (a)	503,718	1,944,352
		23,248,470
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Cogent Communications Holdings, Inc.	164,634	9,397,309
Consolidated Communications Holdings, Inc. (a)	694,059	2,484,731
		11,882,040
ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	233,628	9,391,846
Powell Industries, Inc.	85,279	3,000,115
		12,391,961
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Arlo Technologies, Inc. (a)	399,888	1,403,607
Benchmark Electronics, Inc.	330,592	8,823,500
ePlus, Inc. (a)	131,495	5,822,599
FARO Technologies, Inc. (a)	176,478	5,190,218
Insight Enterprises, Inc. (a)	284,768	28,553,687
Itron, Inc. (a) (b)	424,573	21,504,622
Knowles Corp. (a)	854,632	14,033,057
Methode Electronics, Inc.	164,938	7,318,299
OSI Systems, Inc. (a)	72,133	5,736,016
PC Connection, Inc.	106,225	4,981,953
Rogers Corp. (a)	176,803	21,099,670
Sanmina Corp. (a)	291,433	16,696,197
ScanSource, Inc. (a)	237,235	6,932,007
TTM Technologies, Inc. (a)	960,509	14,484,476
		162,579,908
ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	1,257,657	11,293,760
Bristow Group, Inc. (a)	221,152	5,999,854
Core Laboratories NV (b)	226,594	4,593,060
DMC Global, Inc. (a)	174,360	3,389,558
Dril-Quip, Inc. (a)	149,848	4,071,370
Helix Energy Solutions Group, Inc. (a)	1,341,127	9,897,517
Helmerich & Payne, Inc.	415,594	20,600,995
Nabors Industries, Ltd. (a)	26,890	4,164,454
Oceaneering International, Inc. (a)	263,803	4,613,915
Oil States International, Inc. (a)	600,509	4,479,797
Patterson-UTI Energy, Inc.	652,061	10,980,707
ProPetro Holding Corp. (a)	912,209	9,459,607
US Silica Holdings, Inc. (a)	298,851	3,735,638
		97,280,232

See accompanying notes to financial statements.
85

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a) (b)	1,007,236	$ 8,722,664
Marcus Corp. (b)	229,322	3,299,943
		12,022,607
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.2%
Acadia Realty Trust REIT	892,405	12,806,012
Agree Realty Corp. REIT (b)	258,028	18,301,926
Alexander & Baldwin, Inc. REIT	681,732	12,768,840
American Assets Trust, Inc. REIT	489,141	12,962,237
Armada Hoffler Properties, Inc. REIT	222,815	2,562,373
Brandywine Realty Trust REIT	1,612,400	9,916,260
CareTrust REIT, Inc.	346,510	6,438,156
Centerspace REIT	141,629	8,309,373
Chatham Lodging Trust REIT (b)	458,651	5,627,648
Community Healthcare Trust, Inc. REIT	88,425	3,165,615
DiamondRock Hospitality Co. REIT	1,967,660	16,115,135
Easterly Government Properties, Inc. REIT (b)	853,093	12,173,637
Elme Communities REIT	822,427	14,639,201
Essential Properties Realty Trust, Inc. REIT	1,338,041	31,403,822
Four Corners Property Trust, Inc. REIT	260,171	6,746,234
Franklin Street Properties Corp. REIT (b)	863,425	2,357,150
GEO Group, Inc. REIT (a) (b)	1,166,696	12,775,321
Getty Realty Corp. REIT (b)	143,863	4,869,763
Global Net Lease, Inc. REIT	975,448	12,261,381
Hersha Hospitality Trust Class A REIT	309,248	2,634,793
Hudson Pacific Properties, Inc. REIT	1,205,168	11,726,285
Industrial Logistics Properties Trust REIT	616,182	2,014,915
iStar, Inc. REIT	814,742	6,216,481
LTC Properties, Inc. REIT (b)	133,275	4,735,261
LXP Industrial Trust REIT	2,591,179	25,963,614
NexPoint Residential Trust, Inc. REIT	100,470	4,372,454
Office Properties Income Trust REIT	456,368	6,092,513
Orion Office REIT, Inc.	532,278	4,545,654
Outfront Media, Inc. REIT	1,372,954	22,763,577
Retail Opportunity Investments Corp. REIT	1,170,420	17,591,413
RPT Realty REIT	801,182	8,043,867
Safehold, Inc. REIT (b)	227,891	6,522,240
Saul Centers, Inc. REIT (b)	52,165	2,122,072
Service Properties Trust REIT (b)	1,554,824	11,334,667
SITE Centers Corp. REIT	1,737,455	23,733,635
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	1,004,580	$ 7,253,068
Sunstone Hotel Investors, Inc. REIT (b)	1,977,260	19,100,332
Tanger Factory Outlet Centers, Inc. REIT	441,304	7,916,994
Uniti Group, Inc. REIT	1,225,987	6,779,708
Universal Health Realty Income Trust REIT	41,733	1,991,916
Urban Edge Properties REIT (b)	540,758	7,619,280
Urstadt Biddle Properties, Inc. Class A REIT (b)	120,635	2,286,033
Veris Residential, Inc. REIT (a)	327,691	5,220,118
Whitestone REIT (b)	436,286	4,205,797
Xenia Hotels & Resorts, Inc. REIT	1,069,948	14,101,915
		443,088,686
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	163,865	5,733,636
Chefs' Warehouse, Inc. (a)	121,662	4,048,911
PriceSmart, Inc.	235,239	14,297,827
SpartanNash Co.	331,545	10,025,921
United Natural Foods, Inc. (a)	548,007	21,213,351
		55,319,646
FOOD PRODUCTS — 1.3%
B&G Foods, Inc.	673,506	7,509,592
Calavo Growers, Inc.	166,617	4,898,540
Fresh Del Monte Produce, Inc.	287,760	7,536,434
Hain Celestial Group, Inc. (a)	839,389	13,581,314
John B Sanfilippo & Son, Inc.	32,702	2,659,327
Seneca Foods Corp. Class A (a)	49,688	3,028,483
TreeHouse Foods, Inc. (a)	251,408	12,414,527
		51,628,217
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	55,002	6,500,136
Northwest Natural Holding Co.	118,777	5,652,598
		12,152,734
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	367,484	5,060,255
Artivion, Inc. (a) (b)	378,992	4,593,383
Avanos Medical, Inc. (a)	437,005	11,825,355
Cardiovascular Systems, Inc. (a)	393,643	5,361,418
CONMED Corp. (b)	146,047	12,945,606
Cutera, Inc. (a) (b)	48,661	2,151,789
Embecta Corp.	288,030	7,284,279
Glaukos Corp. (a)	147,905	6,460,490
Heska Corp. (a)	95,641	5,945,045
Inogen, Inc. (a)	215,420	4,245,928
Integer Holdings Corp. (a)	311,319	21,312,899
LeMaitre Vascular, Inc.	56,419	2,596,402
Mesa Laboratories, Inc. (b)	17,883	2,972,333
NuVasive, Inc. (a)	489,980	20,206,775
OraSure Technologies, Inc. (a)	682,428	3,289,303

See accompanying notes to financial statements.
86

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Orthofix Medical, Inc. (a)	188,033	$ 3,860,318
Surmodics, Inc. (a)	61,813	2,109,060
Varex Imaging Corp. (a) (b)	374,976	7,612,013
Zimvie, Inc. (a) (b)	196,115	1,831,714
		131,664,365
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Agiliti, Inc. (a) (b)	172,278	2,809,854
Apollo Medical Holdings, Inc. (a) (b)	373,114	11,040,443
Community Health Systems, Inc. (a)	1,177,377	5,086,269
CorVel Corp. (a)	30,069	4,369,928
Enhabit, Inc. (a)	466,252	6,135,876
Fulgent Genetics, Inc. (a) (b)	101,977	3,036,875
Joint Corp. (a)	53,301	745,148
ModivCare, Inc. (a)	119,617	10,733,233
Owens & Minor, Inc.	716,402	13,991,331
Pediatrix Medical Group, Inc. (a)	769,890	11,440,565
Pennant Group, Inc. (a)	264,970	2,909,371
RadNet, Inc. (a)	458,200	8,627,906
Select Medical Holdings Corp.	978,525	24,296,776
US Physical Therapy, Inc. (b)	47,656	3,861,566
		109,085,141
HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs & Systems, Inc. (a)	62,862	1,711,104
HealthStream, Inc. (a)	81,665	2,028,558
OptimizeRx Corp. (a)	67,684	1,137,091
Simulations Plus, Inc. (b)	49,717	1,818,151
		6,694,904
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a)	219,794	5,798,166
Bloomin' Brands, Inc.	346,512	6,971,821
Brinker International, Inc. (a) (b)	413,767	13,203,305
Cheesecake Factory, Inc. (b)	449,351	14,248,920
Chuy's Holdings, Inc. (a)	77,836	2,202,759
Dave & Buster's Entertainment, Inc. (a)	173,571	6,151,356
Dine Brands Global, Inc.	58,907	3,805,392
El Pollo Loco Holdings, Inc.	184,495	1,837,570
Golden Entertainment, Inc. (a)	72,912	2,726,909
Ruth's Hospitality Group, Inc.	136,706	2,116,209
Shake Shack, Inc. Class A (a)	164,780	6,843,313
Six Flags Entertainment Corp. (a) (b)	397,366	9,238,760
		75,144,480
HOUSEHOLD DURABLES — 4.0%
Century Communities, Inc.	265,707	13,288,007
Installed Building Products, Inc.	74,926	6,413,666
iRobot Corp. (a)	255,854	12,314,253
La-Z-Boy, Inc. (b)	404,402	9,228,454
LGI Homes, Inc. (a) (b)	192,593	17,834,112
M/I Homes, Inc. (a)	257,781	11,904,326
MDC Holdings, Inc. (b)	535,795	16,931,122
Security Description	Shares	Value
Meritage Homes Corp. (a)	343,682	$ 31,687,480
Sonos, Inc. (a) (b)	1,195,874	20,210,270
Tri Pointe Homes, Inc. (a)	948,325	17,629,362
Universal Electronics, Inc. (a)	113,270	2,357,149
		159,798,201
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a) (b)	47,558	1,781,047
Central Garden & Pet Co. Class A (a) (b)	202,538	7,250,861
WD-40 Co. (b)	44,649	7,197,865
		16,229,773
INSURANCE — 3.6%
Ambac Financial Group, Inc. (a)	422,617	7,370,441
American Equity Investment Life Holding Co.	313,123	14,284,671
AMERISAFE, Inc.	80,977	4,208,375
Assured Guaranty, Ltd.	276,116	17,190,982
Employers Holdings, Inc.	125,193	5,399,574
Genworth Financial, Inc. Class A (a)	4,664,677	24,676,141
HCI Group, Inc. (b)	64,967	2,572,044
Horace Mann Educators Corp.	384,363	14,363,645
James River Group Holdings, Ltd.	352,011	7,360,550
Mercury General Corp.	249,799	8,543,126
ProAssurance Corp.	507,122	8,859,421
Safety Insurance Group, Inc.	59,530	5,015,998
SiriusPoint, Ltd. (a)	798,330	4,710,147
Stewart Information Services Corp.	254,940	10,893,586
United Fire Group, Inc.	203,628	5,571,262
Universal Insurance Holdings, Inc.	258,076	2,733,025
		143,752,988
INTERACTIVE MEDIA & SERVICES — 0.3%
QuinStreet, Inc. (a)	227,466	3,264,137
Yelp, Inc. (a)	275,121	7,521,808
		10,785,945
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	114,349	1,607,747
PetMed Express, Inc. (b)	198,098	3,506,335
Shutterstock, Inc.	117,266	6,182,263
		11,296,345
IT SERVICES — 1.5%
Bread Financial Holdings, Inc. (b)	468,547	17,645,480
EVERTEC, Inc.	214,463	6,944,312
Payoneer Global, Inc. (a) (b)	1,069,204	5,848,546
Perficient, Inc. (a)	139,893	9,768,728
Sabre Corp. (a) (b)	1,913,224	11,823,724
TTEC Holdings, Inc.	88,704	3,914,507

See accompanying notes to financial statements.
87

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Unisys Corp. (a)	637,078	$ 3,255,469
		59,200,766
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	64,766	3,278,455
Vista Outdoor, Inc. (a)	292,457	7,127,177
		10,405,632
LIFE SCIENCES TOOLS & SERVICES — 0.3%
NeoGenomics, Inc. (a)	1,186,973	10,967,631
MACHINERY — 3.3%
Alamo Group, Inc.	26,126	3,699,442
Astec Industries, Inc.	213,480	8,680,097
Barnes Group, Inc. (b)	475,275	19,414,984
CIRCOR International, Inc. (a)	191,335	4,584,387
Enerpac Tool Group Corp.	181,674	4,623,603
ESCO Technologies, Inc.	77,734	6,804,834
Greenbrier Cos., Inc.	308,101	10,330,626
John Bean Technologies Corp.	299,346	27,339,270
Proto Labs, Inc. (a)	254,882	6,507,137
SPX Technologies, Inc. (a)	161,329	10,591,249
Standex International Corp.	36,015	3,688,296
Tennant Co.	174,710	10,756,895
Trinity Industries, Inc. (b)	313,600	9,273,152
Wabash National Corp.	189,262	4,277,321
		130,571,293
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	263,420	4,127,791
EW Scripps Co. Class A (a)	544,699	7,184,580
Gannett Co., Inc. (a) (b)	1,372,881	2,786,948
Scholastic Corp.	279,310	11,021,573
Thryv Holdings, Inc. (a)	288,334	5,478,346
		30,599,238
METALS & MINING — 2.5%
Arconic Corp. (a)	953,764	20,181,646
ATI, Inc. (a) (b)	462,175	13,800,545
Carpenter Technology Corp.	455,222	16,815,901
Century Aluminum Co. (a)	480,759	3,932,609
Compass Minerals International, Inc. (b)	319,796	13,111,636
Haynes International, Inc.	38,601	1,763,680
Materion Corp. (b)	82,960	7,259,830
Olympic Steel, Inc.	89,935	3,020,017
SunCoke Energy, Inc.	783,833	6,764,479
TimkenSteel Corp. (a)	212,019	3,852,385
Warrior Met Coal, Inc.	213,608	7,399,381
		97,902,109
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,215,604	13,079,899
Ellington Financial, Inc. REIT (b)	539,551	6,674,246
Franklin BSP Realty Trust, Inc. REIT (b)	775,106	9,998,867
Security Description	Shares	Value
Granite Point Mortgage Trust, Inc. REIT	492,002	$ 2,637,131
Invesco Mortgage Capital, Inc. REIT (b)	182,717	2,325,987
KKR Real Estate Finance Trust, Inc. REIT (b)	539,193	7,527,134
New York Mortgage Trust, Inc. REIT (b)	3,487,091	8,926,953
PennyMac Mortgage Investment Trust REIT (b)	835,730	10,354,695
Ready Capital Corp. REIT (b)	924,320	10,296,925
Redwood Trust, Inc. REIT (b)	1,065,241	7,201,029
Two Harbors Investment Corp. (b)	811,706	12,800,604
		91,823,470
MULTI-UTILITIES — 0.8%
Avista Corp.	693,321	30,741,853
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	272,037	3,998,944
OIL, GAS & CONSUMABLE FUELS — 1.5%
Callon Petroleum Co. (a)	240,263	8,911,355
Green Plains, Inc. (a) (b)	557,219	16,995,179
Par Pacific Holdings, Inc. (a)	521,454	12,123,805
Talos Energy, Inc. (a)	281,941	5,323,046
World Fuel Services Corp.	581,929	15,904,120
		59,257,505
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	157,343	5,949,139
Mercer International, Inc.	216,165	2,516,160
Sylvamo Corp.	133,664	6,494,734
		14,960,033
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	253,292	9,761,874
Nu Skin Enterprises, Inc. Class A	464,463	19,581,760
USANA Health Sciences, Inc. (a)	104,720	5,571,104
		34,914,738
PHARMACEUTICALS — 0.4%
ANI Pharmaceuticals, Inc. (a) (b)	52,030	2,093,167
Nektar Therapeutics (a)	918,501	2,075,812
Phibro Animal Health Corp. Class A	191,176	2,563,670
Prestige Consumer Healthcare, Inc. (a)	139,647	8,741,902
		15,474,551
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	147,535	14,619,243
Forrester Research, Inc. (a)	105,600	3,776,256
Heidrick & Struggles International, Inc.	186,657	5,220,796
Kelly Services, Inc. Class A	325,072	5,493,717

See accompanying notes to financial statements.
88

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Korn Ferry	260,877	$ 13,205,594
Resources Connection, Inc.	301,326	5,538,372
TrueBlue, Inc. (a)	307,496	6,020,772
		53,874,750
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	1,028,846	6,574,326
Cushman & Wakefield PLC (a) (b)	1,527,561	19,033,410
Douglas Elliman, Inc.	633,693	2,579,131
RE/MAX Holdings, Inc. Class A	171,463	3,196,070
		31,382,937
ROAD & RAIL — 0.5%
ArcBest Corp.	229,503	16,074,390
Heartland Express, Inc. (b)	153,225	2,350,472
		18,424,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
CEVA, Inc. (a)	84,981	2,173,814
Cohu, Inc. (a)	152,196	4,877,882
FormFactor, Inc. (a)	723,822	16,090,563
Ichor Holdings, Ltd. (a)	270,724	7,260,818
Semtech Corp. (a)	596,886	17,124,659
SMART Global Holdings, Inc. (a) (b)	456,882	6,798,404
Ultra Clean Holdings, Inc. (a)	192,393	6,377,828
		60,703,968
SOFTWARE — 1.1%
8x8, Inc. (a) (b)	566,813	2,448,632
Adeia, Inc.	987,354	9,360,116
Cerence, Inc. (a)	370,098	6,857,916
Consensus Cloud Solutions, Inc. (a) (b)	53,106	2,854,979
Digital Turbine, Inc. (a)	304,829	4,645,594
Ebix, Inc. (b)	220,675	4,404,673
LivePerson, Inc. (a) (b)	316,023	3,204,473
LiveRamp Holdings, Inc. (a)	281,094	6,588,843
OneSpan, Inc. (a)	169,229	1,893,673
Xperi, Inc. (a)	391,995	3,375,077
		45,633,976
SPECIALTY RETAIL — 7.6%
Aaron's Co., Inc.	289,305	3,457,195
Abercrombie & Fitch Co. Class A (a)	464,779	10,648,087
Academy Sports & Outdoors, Inc. (b)	397,141	20,865,788
American Eagle Outfitters, Inc. (a)	1,637,302	22,856,736
America's Car-Mart, Inc. (a) (b)	54,407	3,931,450
Asbury Automotive Group, Inc. (a) (b)	114,448	20,514,804
Bed Bath & Beyond, Inc. (a) (b)	439,617	1,103,439
Boot Barn Holdings, Inc. (a)	109,219	6,828,372
Buckle, Inc.	86,087	3,904,045
Caleres, Inc.	342,692	7,635,178
Security Description	Shares	Value
Chico's FAS, Inc. (a)	1,175,614	$ 5,784,021
Children's Place, Inc. (a) (b)	122,396	4,457,662
Designer Brands, Inc. Class A (b)	477,844	4,673,314
Genesco, Inc. (a)	116,646	5,368,049
Group 1 Automotive, Inc. (b)	136,989	24,708,706
Guess?, Inc.	286,461	5,926,878
Haverty Furniture Cos., Inc. (b)	60,890	1,820,611
Hibbett, Inc.	56,519	3,855,726
Leslie's, Inc. (a) (b)	487,627	5,953,926
MarineMax, Inc. (a)	202,347	6,317,273
Monro, Inc.	295,639	13,362,883
National Vision Holdings, Inc. (a) (b)	311,480	12,072,965
ODP Corp. (a)	378,858	17,253,193
Rent-A-Center, Inc. (b)	470,888	10,618,524
Sally Beauty Holdings, Inc. (a)	1,005,690	12,591,239
Shoe Carnival, Inc.	160,913	3,847,430
Signet Jewelers, Ltd.	434,562	29,550,216
Sleep Number Corp. (a)	206,771	5,371,910
Sonic Automotive, Inc. Class A	156,859	7,728,443
Urban Outfitters, Inc. (a)	563,052	13,428,790
Zumiez, Inc. (a)	146,393	3,182,584
		299,619,437
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	1,232,589	9,121,159
Avid Technology, Inc. (a) (b)	127,946	3,402,084
Corsair Gaming, Inc. (a)	158,737	2,154,061
		14,677,304
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
G-III Apparel Group, Ltd. (a)	401,633	5,506,388
Kontoor Brands, Inc. (b)	463,921	18,552,201
Movado Group, Inc.	149,347	4,816,441
Oxford Industries, Inc.	42,216	3,933,687
Steven Madden, Ltd.	687,977	21,987,745
Wolverine World Wide, Inc.	740,138	8,089,708
		62,886,170
THRIFTS & MORTGAGE FINANCE — 2.6%
Axos Financial, Inc. (a)	230,809	8,821,520
Capitol Federal Financial, Inc.	1,213,631	10,497,908
NMI Holdings, Inc. Class A (a)	384,925	8,044,933
Northfield Bancorp, Inc.	179,340	2,821,018
Northwest Bancshares, Inc.	572,791	8,007,618
Provident Financial Services, Inc.	707,432	15,110,748
TrustCo Bank Corp.	59,373	2,231,831
Walker & Dunlop, Inc.	288,534	22,644,148
WSFS Financial Corp.	578,807	26,243,109
		104,422,833
TOBACCO — 0.5%
Universal Corp.	230,741	12,185,432
Vector Group, Ltd.	692,427	8,212,184
		20,397,616

See accompanying notes to financial statements.
89

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.3%
DXP Enterprises, Inc. (a)	148,155	$ 4,081,670
GMS, Inc. (a)	398,493	19,844,951
NOW, Inc. (a)	1,037,878	13,181,051
Veritiv Corp.	126,729	15,424,187
		52,531,859
WATER UTILITIES — 0.7%
American States Water Co.	107,650	9,963,007
California Water Service Group	195,814	11,874,161
Middlesex Water Co.	57,971	4,560,579
		26,397,747
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a) (b)	213,543	3,151,894
Shenandoah Telecommunications Co.	470,827	7,476,733
Telephone & Data Systems, Inc.	937,994	9,839,556
		20,468,183
TOTAL COMMON STOCKS (Cost $4,292,170,816)		3,926,257,759
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	589,437
TOTAL WARRANTS (Cost $0)		589,437
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	6,042,748	6,043,957
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	194,402,349	$ 194,402,349
TOTAL SHORT-TERM INVESTMENTS (Cost $200,446,472)		200,446,306
TOTAL INVESTMENTS — 104.8% (Cost $4,492,617,288)		4,127,293,502
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(187,900,912)
NET ASSETS — 100.0%		$ 3,939,392,590
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,926,257,759	$—	$—	$3,926,257,759
Warrants	589,437	—	—	589,437
Short-Term Investments	200,446,306	—	—	200,446,306
TOTAL INVESTMENTS	$4,127,293,502	$—	$—	$4,127,293,502
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,706,133	$ 7,705,363	$ 115,030,661	$ 116,694,963	$3,035	$(139)	6,042,748	$ 6,043,957	$ 89,610
State Street Navigator Securities Lending Portfolio II	153,457,896	153,457,896	607,244,345	566,299,892	—	—	194,402,349	194,402,349	333,070
Total		$161,163,259	$722,275,006	$682,994,855	$3,035	$(139)		$200,446,306	$422,680
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
AAR Corp. (a)	158	$ 7,094
Aerojet Rocketdyne Holdings, Inc. (a)	202	11,298
AeroVironment, Inc. (a)	78	6,681
Axon Enterprise, Inc. (a)	35	5,808
Boeing Co. (a)	178	33,907
Curtiss-Wright Corp.	130	21,709
General Dynamics Corp.	844	209,405
Hexcel Corp.	216	12,712
Howmet Aerospace, Inc.	1,309	51,588
Huntington Ingalls Industries, Inc.	150	34,602
Kaman Corp.	3	67
L3Harris Technologies, Inc.	513	106,812
Lockheed Martin Corp.	936	455,355
Mercury Systems, Inc. (a)	148	6,621
Moog, Inc. Class A	87	7,635
Northrop Grumman Corp.	608	331,731
Raytheon Technologies Corp.	4,594	463,626
Textron, Inc.	375	26,550
TransDigm Group, Inc.	127	79,965
Triumph Group, Inc. (a)	7	74
Woodward, Inc.	87	8,405
		1,881,645
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	102	10,282
C.H. Robinson Worldwide, Inc.	412	37,723
Expeditors International of Washington, Inc.	228	23,694
FedEx Corp.	128	22,169
Forward Air Corp.	97	10,174
GXO Logistics, Inc. (a)	74	3,159
Hub Group, Inc. Class A (a)	102	8,108
United Parcel Service, Inc. Class B	1,335	232,076
		347,385
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	204	8,760
Allegiant Travel Co. (a)	5	340
American Airlines Group, Inc. (a)	183	2,328
Delta Air Lines, Inc. (a)	895	29,410
Hawaiian Holdings, Inc. (a)	6	61
JetBlue Airways Corp. (a)	102	661
SkyWest, Inc. (a)	16	264
Southwest Airlines Co.	446	15,017
United Airlines Holdings, Inc. (a)	385	14,514
		71,355
AUTO COMPONENTS — 0.1%
Adient PLC (a)	50	1,735
American Axle & Manufacturing Holdings, Inc. (a)	61	477
Aptiv PLC (a)	29	2,701
BorgWarner, Inc.	330	13,282
Dana, Inc.	15	227
Dorman Products, Inc. (a)	52	4,205
Security Description	Shares	Value
Fox Factory Holding Corp. (a)	5	$ 456
Gentex Corp.	228	6,218
Gentherm, Inc. (a)	46	3,003
Goodyear Tire & Rubber Co. (a)	89	903
LCI Industries	37	3,421
Lear Corp.	83	10,294
Patrick Industries, Inc.	27	1,636
Standard Motor Products, Inc.	34	1,183
Visteon Corp. (a)	88	11,513
XPEL, Inc. (a)	55	3,303
		64,557
AUTOMOBILES — 0.7%
Ford Motor Co.	3,812	44,334
General Motors Co.	469	15,777
Harley-Davidson, Inc.	443	18,429
Tesla, Inc. (a)	3,766	463,896
Thor Industries, Inc. (b)	64	4,831
Winnebago Industries, Inc.	39	2,055
		549,322
BANKS — 2.6%
Ameris Bancorp	124	5,845
Associated Banc-Corp.	402	9,282
Banc of California, Inc.	64	1,020
BancFirst Corp.	87	7,672
Bancorp, Inc. (a)	158	4,484
Bank of America Corp.	3,750	124,200
Bank of Hawaii Corp.	100	7,756
Bank OZK	273	10,936
BankUnited, Inc.	204	6,930
Banner Corp.	134	8,469
Berkshire Hills Bancorp, Inc.	203	6,070
Brookline Bancorp, Inc.	214	3,028
Cadence Bank	396	9,765
Cathay General Bancorp	239	9,749
Central Pacific Financial Corp.	93	1,886
Citigroup, Inc.	998	45,140
Citizens Financial Group, Inc.	857	33,740
City Holding Co.	57	5,306
Columbia Banking System, Inc.	150	4,520
Comerica, Inc.	323	21,593
Commerce Bancshares, Inc.	381	25,935
Community Bank System, Inc.	109	6,862
Cullen/Frost Bankers, Inc.	227	30,350
Customers Bancorp, Inc. (a)	10	283
CVB Financial Corp.	504	12,978
Dime Community Bancshares, Inc.	86	2,737
Eagle Bancorp, Inc.	49	2,159
East West Bancorp, Inc.	358	23,592
FB Financial Corp.	63	2,277
Fifth Third Bancorp	1,104	36,222
First BanCorp (c)	670	8,522
First BanCorp (c)	85	3,641
First Commonwealth Financial Corp.	255	3,562
First Financial Bancorp	277	6,712
First Financial Bankshares, Inc.	292	10,045

See accompanying notes to financial statements.
92

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
First Hawaiian, Inc.	370	$ 9,635
First Horizon Corp.	2,277	55,787
First Republic Bank	99	12,067
FNB Corp.	1,242	16,208
Fulton Financial Corp.	531	8,937
Glacier Bancorp, Inc.	308	15,221
Hancock Whitney Corp.	284	13,743
Hanmi Financial Corp.	125	3,094
Heritage Financial Corp.	154	4,719
Hilltop Holdings, Inc.	15	450
Home BancShares, Inc.	665	15,155
HomeStreet, Inc.	34	938
Hope Bancorp, Inc.	241	3,087
Huntington Bancshares, Inc.	3,559	50,182
Independent Bank Corp.	123	10,385
Independent Bank Group, Inc.	116	6,969
International Bancshares Corp.	169	7,733
JPMorgan Chase & Co.	1,573	210,939
KeyCorp.	1,300	22,646
Lakeland Financial Corp.	79	5,765
M&T Bank Corp.	697	101,107
National Bank Holdings Corp. Class A	68	2,861
NBT Bancorp, Inc.	171	7,425
OFG Bancorp	175	4,823
Old National Bancorp	974	17,513
Pacific Premier Bancorp, Inc.	152	4,797
PacWest Bancorp	13	298
Park National Corp.	57	8,023
Pathward Financial, Inc.	9	387
Pinnacle Financial Partners, Inc.	172	12,625
PNC Financial Services Group, Inc.	660	104,240
Preferred Bank	31	2,313
Prosperity Bancshares, Inc.	275	19,987
Regions Financial Corp.	2,305	49,696
Renasant Corp.	112	4,210
S&T Bancorp, Inc.	86	2,940
Seacoast Banking Corp. of Florida	238	7,423
ServisFirst Bancshares, Inc.	210	14,471
Signature Bank	20	2,304
Simmons First National Corp. Class A	156	3,367
Southside Bancshares, Inc.	103	3,707
SVB Financial Group (a)	6	1,381
Synovus Financial Corp.	298	11,190
Texas Capital Bancshares, Inc. (a)	166	10,011
Tompkins Financial Corp.	19	1,474
Triumph Financial, Inc. (a)	38	1,857
Truist Financial Corp.	1,849	79,562
Trustmark Corp.	222	7,750
UMB Financial Corp.	105	8,770
Umpqua Holdings Corp.	532	9,496
United Bankshares, Inc.	432	17,492
United Community Banks, Inc.	334	11,289
US Bancorp	1,307	56,998
Valley National Bancorp	947	10,711
Veritex Holdings, Inc.	97	2,724
Washington Federal, Inc.	151	5,066
Security Description	Shares	Value
Webster Financial Corp.	395	$ 18,699
Wells Fargo & Co.	7,822	322,970
Westamerica BanCorp	97	5,724
Wintrust Financial Corp.	204	17,242
Zions Bancorp NA	307	15,092
		1,966,943
BEVERAGES — 2.9%
Boston Beer Co., Inc. Class A (a)	1	330
Brown-Forman Corp. Class B	608	39,933
Celsius Holdings, Inc. (a) (b)	127	13,213
Coca-Cola Co.	13,020	828,202
Coca-Cola Consolidated, Inc.	22	11,272
Constellation Brands, Inc. Class A	614	142,295
Keurig Dr. Pepper, Inc.	2,826	100,775
MGP Ingredients, Inc. (b)	72	7,659
Molson Coors Beverage Co. Class B	677	34,879
Monster Beverage Corp. (a)	1,279	129,857
National Beverage Corp. (a)	84	3,909
PepsiCo, Inc.	4,914	887,763
		2,200,087
BIOTECHNOLOGY — 3.9%
AbbVie, Inc.	7,069	1,142,421
Amgen, Inc.	2,009	527,644
Anika Therapeutics, Inc. (a)	5	148
Arcus Biosciences, Inc. (a)	119	2,461
Arrowhead Pharmaceuticals, Inc. (a)	11	446
Avid Bioservices, Inc. (a)	59	812
Biogen, Inc. (a)	483	133,752
Catalyst Pharmaceuticals, Inc. (a)	396	7,366
Coherus Biosciences, Inc. (a)	7	55
Cytokinetics, Inc. (a)	351	16,083
Dynavax Technologies Corp. (a)	38	404
Eagle Pharmaceuticals, Inc. (a)	19	555
Emergent BioSolutions, Inc. (a)	5	59
Enanta Pharmaceuticals, Inc. (a)	39	1,814
Exelixis, Inc. (a)	518	8,309
Gilead Sciences, Inc.	4,201	360,656
Halozyme Therapeutics, Inc. (a)	440	25,036
Incyte Corp. (a)	614	49,317
Ironwood Pharmaceuticals, Inc. (a)	345	4,275
Ligand Pharmaceuticals, Inc. (a)	2	134
Moderna, Inc. (a)	36	6,466
Myriad Genetics, Inc. (a)	85	1,233
Neurocrine Biosciences, Inc. (a)	305	36,429
Organogenesis Holdings, Inc. (a)	7	19
Regeneron Pharmaceuticals, Inc. (a)	403	290,761
REGENXBIO, Inc. (a)	4	91
United Therapeutics Corp. (a)	172	47,832
Vanda Pharmaceuticals, Inc. (a)	42	310
Vericel Corp. (a)	15	395
Vertex Pharmaceuticals, Inc. (a)	1,080	311,882
Xencor, Inc. (a)	132	3,437
		2,980,602

See accompanying notes to financial statements.
93

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	125	$ 7,155
AAON, Inc.	90	6,779
Allegion PLC	123	12,947
American Woodmark Corp. (a)	2	98
Apogee Enterprises, Inc.	67	2,979
Builders FirstSource, Inc. (a)	519	33,673
Carlisle Cos., Inc.	197	46,423
Carrier Global Corp.	813	33,536
Fortune Brands Innovations, Inc.	14	799
Griffon Corp.	208	7,444
Insteel Industries, Inc.	28	770
Johnson Controls International PLC	666	42,624
Lennox International, Inc.	52	12,440
Masco Corp.	364	16,988
Masterbrand, Inc.	14	106
Owens Corning	217	18,510
PGT Innovations, Inc. (a)	228	4,095
Quanex Building Products Corp.	51	1,208
Resideo Technologies, Inc. (a)	266	4,376
Simpson Manufacturing Co., Inc.	86	7,625
Trane Technologies PLC	472	79,338
Trex Co., Inc. (a)	12	508
UFP Industries, Inc.	135	10,699
		351,120
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	21	3,327
Ameriprise Financial, Inc.	250	77,843
B Riley Financial, Inc. (b)	66	2,257
Bank of New York Mellon Corp.	552	25,127
BlackRock, Inc.	48	34,014
Blucora, Inc. (a)	219	5,591
Brightsphere Investment Group, Inc.	148	3,046
Cboe Global Markets, Inc.	273	34,253
Charles Schwab Corp.	3,767	313,640
CME Group, Inc.	733	123,261
Donnelley Financial Solutions, Inc. (a)	122	4,715
Evercore, Inc. Class A	12	1,309
FactSet Research Systems, Inc.	102	40,923
Federated Hermes, Inc.	290	10,530
Franklin Resources, Inc.	327	8,626
Goldman Sachs Group, Inc.	549	188,516
Interactive Brokers Group, Inc. Class A	276	19,969
Intercontinental Exchange, Inc.	419	42,985
Invesco, Ltd.	180	3,238
Janus Henderson Group PLC	14	329
Jefferies Financial Group, Inc.	266	9,119
MarketAxess Holdings, Inc.	4	1,116
Moody's Corp.	85	23,683
Morgan Stanley	2,442	207,619
MSCI, Inc.	42	19,537
Nasdaq, Inc.	691	42,393
Northern Trust Corp.	290	25,662
Piper Sandler Cos.	14	1,823
Raymond James Financial, Inc.	653	69,773
Security Description	Shares	Value
S&P Global, Inc.	256	$ 85,745
SEI Investments Co.	182	10,611
State Street Corp. (d)	197	15,281
Stifel Financial Corp.	184	10,740
StoneX Group, Inc. (a)	74	7,052
T Rowe Price Group, Inc.	73	7,961
Virtus Investment Partners, Inc.	4	766
WisdomTree, Inc.	41	223
		1,482,603
CHEMICALS — 1.9%
AdvanSix, Inc.	21	799
Air Products & Chemicals, Inc.	405	124,845
Albemarle Corp.	415	89,997
American Vanguard Corp.	40	868
Ashland, Inc.	182	19,571
Avient Corp.	106	3,579
Balchem Corp.	58	7,082
Cabot Corp.	212	14,170
Celanese Corp.	32	3,272
CF Industries Holdings, Inc.	826	70,375
Chemours Co.	471	14,422
Corteva, Inc.	3,007	176,752
Dow, Inc.	1,464	73,771
DuPont de Nemours, Inc.	807	55,385
Eastman Chemical Co.	146	11,890
Ecolab, Inc.	186	27,074
FMC Corp.	500	62,400
Hawkins, Inc.	74	2,856
HB Fuller Co.	132	9,454
Ingevity Corp. (a)	30	2,113
Innospec, Inc.	84	8,640
International Flavors & Fragrances, Inc.	137	14,363
Koppers Holdings, Inc.	3	85
Linde PLC	1,123	366,300
Livent Corp. (a)	696	13,830
LyondellBasell Industries NV Class A	628	52,143
Mativ Holdings, Inc.	26	543
Minerals Technologies, Inc.	4	243
Mosaic Co.	1,371	60,146
NewMarket Corp.	17	5,289
Olin Corp.	246	13,023
PPG Industries, Inc.	277	34,830
Quaker Chemical Corp. (b)	6	1,001
Rayonier Advanced Materials, Inc. (a)	5	48
RPM International, Inc.	429	41,806
Scotts Miracle-Gro Co. (b)	12	583
Sensient Technologies Corp.	103	7,511
Sherwin-Williams Co.	177	42,007
Stepan Co.	46	4,897
Tredegar Corp.	86	879
Trinseo PLC	45	1,022
Valvoline, Inc.	285	9,305
		1,449,169
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	172	7,640

See accompanying notes to financial statements.
94

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Brady Corp. Class A	103	$ 4,851
Brink's Co.	77	4,136
Cintas Corp.	234	105,679
Clean Harbors, Inc. (a)	168	19,172
Copart, Inc. (a)	413	25,147
CoreCivic, Inc. REIT (a)	446	5,156
Deluxe Corp.	13	221
Harsco Corp. (a)	26	163
Healthcare Services Group, Inc.	90	1,080
HNI Corp.	155	4,407
IAA, Inc. (a)	17	680
Interface, Inc.	60	592
KAR Auction Services, Inc. (a)	321	4,189
Matthews International Corp. Class A	45	1,370
MillerKnoll, Inc.	25	525
MSA Safety, Inc.	51	7,354
Pitney Bowes, Inc.	17	65
Republic Services, Inc.	683	88,100
Rollins, Inc.	770	28,136
Stericycle, Inc. (a)	9	449
Tetra Tech, Inc.	86	12,486
UniFirst Corp.	34	6,562
Viad Corp. (a)	29	707
Waste Management, Inc.	1,268	198,924
		527,791
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN Holdings, Inc.	291	5,468
Arista Networks, Inc. (a)	925	112,249
Calix, Inc. (a)	189	12,933
Ciena Corp. (a)	241	12,286
Cisco Systems, Inc.	6,666	317,568
Clearfield, Inc. (a)	48	4,519
Comtech Telecommunications Corp.	19	231
Digi International, Inc. (a)	164	5,994
Extreme Networks, Inc. (a)	541	9,906
F5, Inc. (a)	44	6,314
Harmonic, Inc. (a)	486	6,367
Juniper Networks, Inc.	963	30,777
Lumentum Holdings, Inc. (a)	161	8,399
Motorola Solutions, Inc.	450	115,969
NetScout Systems, Inc. (a)	323	10,501
Viasat, Inc. (a)	24	760
Viavi Solutions, Inc. (a)	513	5,392
		665,633
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	473	40,172
Arcosa, Inc.	182	9,890
Comfort Systems USA, Inc.	122	14,040
Dycom Industries, Inc. (a)	112	10,483
EMCOR Group, Inc.	153	22,661
Fluor Corp. (a)	623	21,593
Granite Construction, Inc.	94	3,296
MasTec, Inc. (a)	82	6,997
MDU Resources Group, Inc.	546	16,566
MYR Group, Inc. (a)	45	4,143
Security Description	Shares	Value
NV5 Global, Inc. (a)	45	$ 5,954
Quanta Services, Inc.	506	72,105
Valmont Industries, Inc.	80	26,454
		254,354
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	66	8,768
Martin Marietta Materials, Inc.	127	42,922
Vulcan Materials Co.	300	52,533
		104,223
CONSUMER FINANCE — 0.4%
American Express Co.	1,094	161,638
Capital One Financial Corp.	219	20,358
Discover Financial Services	557	54,491
Encore Capital Group, Inc. (a)	88	4,219
Enova International, Inc. (a)	61	2,341
FirstCash Holdings, Inc.	64	5,562
Green Dot Corp. Class A (a)	6	95
LendingTree, Inc. (a)	5	107
Navient Corp.	244	4,014
PRA Group, Inc. (a)	145	4,898
Prog Holdings, Inc. (a)	12	203
SLM Corp.	523	8,682
Synchrony Financial	276	9,069
World Acceptance Corp. (a)	26	1,714
		277,391
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	4,031	48,009
AptarGroup, Inc.	126	13,858
Avery Dennison Corp.	131	23,711
Ball Corp.	101	5,165
Greif, Inc. Class A	65	4,359
International Paper Co.	342	11,843
Myers Industries, Inc.	195	4,335
O-I Glass, Inc. (a)	401	6,645
Packaging Corp. of America	212	27,117
Sealed Air Corp.	265	13,218
Silgan Holdings, Inc.	279	14,463
Sonoco Products Co.	324	19,670
Westrock Co.	191	6,716
		199,109
DISTRIBUTORS — 0.2%
Genuine Parts Co.	561	97,339
LKQ Corp.	643	34,343
Pool Corp.	29	8,767
		140,449
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	125	4,438
Graham Holdings Co. Class B	10	6,042
Grand Canyon Education, Inc. (a)	96	10,143
H&R Block, Inc.	639	23,330
Perdoceo Education Corp. (a)	87	1,209
Service Corp. International	355	24,545
Strategic Education, Inc.	62	4,856

See accompanying notes to financial statements.
95

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Stride, Inc. (a)	162	$ 5,067
WW International, Inc. (a)	6	23
		79,653
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. Class B (a)	5,257	1,623,888
Voya Financial, Inc.	221	13,589
		1,637,477
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	16,056	295,591
ATN International, Inc.	2	91
Cogent Communications Holdings, Inc.	31	1,769
Consolidated Communications Holdings, Inc. (a)	89	319
Iridium Communications, Inc. (a)	476	24,466
Lumen Technologies, Inc.	716	3,738
Verizon Communications, Inc.	6,760	266,344
		592,318
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	117	7,548
Alliant Energy Corp.	747	41,242
American Electric Power Co., Inc.	1,815	172,334
Constellation Energy Corp.	1,372	118,280
Duke Energy Corp.	2,395	246,661
Edison International	1,187	75,517
Entergy Corp.	677	76,162
Evergy, Inc.	684	43,044
Eversource Energy	1,078	90,380
Exelon Corp.	3,298	142,573
FirstEnergy Corp.	1,805	75,702
Hawaiian Electric Industries, Inc.	281	11,760
IDACORP, Inc.	150	16,177
NextEra Energy, Inc.	6,221	520,076
NRG Energy, Inc.	782	24,883
OGE Energy Corp.	720	28,476
Pinnacle West Capital Corp.	400	30,416
PNM Resources, Inc.	256	12,490
Portland General Electric Co.	266	13,034
PPL Corp.	1,974	57,680
Southern Co.	4,348	310,491
Xcel Energy, Inc.	1,812	127,039
		2,241,965
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	72	11,924
AMETEK, Inc.	566	79,082
AZZ, Inc.	29	1,166
Eaton Corp. PLC	812	127,443
Emerson Electric Co.	1,079	103,649
Encore Wire Corp.	47	6,465
EnerSys	74	5,464
Generac Holdings, Inc. (a)	6	604
Hubbell, Inc.	213	49,987
nVent Electric PLC	503	19,350
Regal Rexnord Corp.	207	24,836
Rockwell Automation, Inc.	111	28,590
Security Description	Shares	Value
Sunrun, Inc. (a)	25	$ 601
Vicor Corp. (a)	7	376
		459,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	84	7,206
Amphenol Corp. Class A	1,468	111,774
Arrow Electronics, Inc. (a)	117	12,235
Avnet, Inc.	311	12,931
Badger Meter, Inc.	84	9,159
Belden, Inc.	121	8,700
Benchmark Electronics, Inc.	51	1,361
CDW Corp.	305	54,467
Cognex Corp.	19	895
Coherent Corp. (a)	93	3,264
Corning, Inc.	1,713	54,713
CTS Corp.	102	4,021
ePlus, Inc. (a)	97	4,295
Fabrinet (a)	123	15,771
FARO Technologies, Inc. (a)	12	353
Insight Enterprises, Inc. (a)	55	5,515
IPG Photonics Corp. (a)	4	379
Itron, Inc. (a)	28	1,418
Jabil, Inc.	458	31,236
Keysight Technologies, Inc. (a)	444	75,955
Knowles Corp. (a)	84	1,379
Littelfuse, Inc.	24	5,285
Methode Electronics, Inc.	99	4,393
National Instruments Corp.	355	13,099
Novanta, Inc. (a)	35	4,755
OSI Systems, Inc. (a)	22	1,749
Plexus Corp. (a)	98	10,087
Rogers Corp. (a)	82	9,786
Sanmina Corp. (a)	194	11,114
ScanSource, Inc. (a)	94	2,747
TD SYNNEX Corp.	84	7,956
TE Connectivity, Ltd.	584	67,043
Teledyne Technologies, Inc. (a)	74	29,593
Trimble, Inc. (a)	133	6,724
TTM Technologies, Inc. (a)	388	5,851
Vishay Intertechnology, Inc.	403	8,693
Vontier Corp.	18	348
Zebra Technologies Corp. Class A (a)	16	4,103
		610,353
ENERGY EQUIPMENT & SERVICES — 0.8%
Archrock, Inc.	513	4,607
Baker Hughes Co.	2,498	73,766
Bristow Group, Inc. (a)	7	190
ChampionX Corp.	413	11,973
Core Laboratories NV	5	101
DMC Global, Inc. (a)	6	117
Dril-Quip, Inc. (a)	4	109
Halliburton Co.	3,017	118,719
Helix Energy Solutions Group, Inc. (a)	370	2,730
Helmerich & Payne, Inc.	437	21,662

See accompanying notes to financial statements.
96

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Nabors Industries, Ltd. (a)	37	$ 5,730
Nov, Inc.	1,570	32,797
Oceaneering International, Inc. (a)	226	3,953
Oil States International, Inc. (a)	6	45
Patterson-UTI Energy, Inc.	888	14,954
ProPetro Holding Corp. (a)	372	3,858
RPC, Inc.	451	4,009
Schlumberger, Ltd.	5,362	286,652
US Silica Holdings, Inc. (a)	308	3,850
		589,822
ENTERTAINMENT — 0.4%
Activision Blizzard, Inc.	2,214	169,482
Cinemark Holdings, Inc. (a) (b)	275	2,381
Electronic Arts, Inc.	539	65,855
Live Nation Entertainment, Inc. (a)	229	15,970
Marcus Corp.	28	403
Netflix, Inc. (a)	47	13,859
Take-Two Interactive Software, Inc. (a)	90	9,372
Walt Disney Co. (a)	587	50,999
Warner Bros Discovery, Inc. (a)	227	2,152
World Wrestling Entertainment, Inc. Class A	165	11,306
		341,779
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Acadia Realty Trust REIT	140	2,009
Agree Realty Corp. REIT	266	18,867
Alexander & Baldwin, Inc. REIT	86	1,611
Alexandria Real Estate Equities, Inc. REIT	175	25,492
American Assets Trust, Inc. REIT	141	3,737
American Tower Corp. REIT	850	180,081
Apartment Income REIT Corp.	210	7,205
Armada Hoffler Properties, Inc. REIT	55	633
AvalonBay Communities, Inc. REIT	244	39,411
Boston Properties, Inc. REIT	132	8,921
Brandywine Realty Trust REIT	210	1,292
Brixmor Property Group, Inc. REIT	547	12,400
Camden Property Trust REIT	172	19,243
CareTrust REIT, Inc.	130	2,415
Centerspace REIT	49	2,875
Chatham Lodging Trust REIT	125	1,534
Community Healthcare Trust, Inc. REIT	8	286
Corporate Office Properties Trust REIT	242	6,277
Cousins Properties, Inc. REIT	81	2,048
Crown Castle, Inc. REIT	882	119,634
DiamondRock Hospitality Co. REIT	651	5,332
Digital Realty Trust, Inc. REIT	216	21,658
Douglas Emmett, Inc. REIT	217	3,403
Easterly Government Properties, Inc. REIT	203	2,897
EastGroup Properties, Inc. REIT	73	10,808
Elme Communities REIT	162	2,884
EPR Properties REIT	197	7,431
Equinix, Inc. REIT	88	57,643
Equity Residential REIT	598	35,282
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	168	$ 3,943
Essex Property Trust, Inc. REIT	105	22,252
Extra Space Storage, Inc. REIT	359	52,838
Federal Realty Investment Trust REIT	142	14,348
First Industrial Realty Trust, Inc. REIT	230	11,100
Four Corners Property Trust, Inc. REIT	207	5,368
Franklin Street Properties Corp. REIT	337	920
GEO Group, Inc. REIT (a) (b)	389	4,260
Getty Realty Corp. REIT	41	1,388
Global Net Lease, Inc. REIT	120	1,508
Healthcare Realty Trust, Inc. REIT	694	13,373
Healthpeak Properties, Inc. REIT	546	13,688
Highwoods Properties, Inc. REIT	126	3,525
Host Hotels & Resorts, Inc. REIT	2,225	35,711
Hudson Pacific Properties, Inc. REIT	115	1,119
Independence Realty Trust, Inc. REIT	357	6,019
Industrial Logistics Properties Trust REIT	91	298
Innovative Industrial Properties, Inc. REIT (b)	3	304
Invitation Homes, Inc. REIT	1,308	38,769
Iron Mountain, Inc. REIT	967	48,205
iStar, Inc. REIT	346	2,640
JBG SMITH Properties REIT	37	702
Kilroy Realty Corp. REIT	97	3,751
Kimco Realty Corp. REIT	1,392	29,483
Kite Realty Group Trust REIT	441	9,283
Lamar Advertising Co. Class A REIT	134	12,650
Life Storage, Inc. REIT	217	21,374
LTC Properties, Inc. REIT	126	4,477
LXP Industrial Trust REIT	442	4,429
Macerich Co. REIT	24	270
Medical Properties Trust, Inc. REIT (b)	193	2,150
Mid-America Apartment Communities, Inc. REIT	211	33,125
National Retail Properties, Inc. REIT	475	21,736
National Storage Affiliates Trust REIT	83	2,998
NexPoint Residential Trust, Inc. REIT	78	3,395
Office Properties Income Trust REIT	112	1,495
Omega Healthcare Investors, Inc. REIT	879	24,568
Park Hotels & Resorts, Inc. REIT	229	2,700
Pebblebrook Hotel Trust REIT (b)	183	2,450
Physicians Realty Trust REIT	579	8,378
PotlatchDeltic Corp. REIT	172	7,566
Prologis, Inc. REIT	1,288	145,196
Public Storage REIT	492	137,853
Rayonier, Inc. REIT	299	9,855
Realty Income Corp. REIT	1,524	96,667
Regency Centers Corp. REIT	283	17,687
Retail Opportunity Investments Corp. REIT	326	4,900
Rexford Industrial Realty, Inc. REIT	312	17,048
RPT Realty REIT	281	2,821
Sabra Health Care REIT, Inc.	768	9,546
Safehold, Inc. REIT (b)	31	887

See accompanying notes to financial statements.
97

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	66	$ 2,685
SBA Communications Corp. REIT	220	61,668
Service Properties Trust REIT	17	124
Simon Property Group, Inc. REIT	245	28,783
SITE Centers Corp. REIT	411	5,614
SL Green Realty Corp. REIT (b)	35	1,180
Spirit Realty Capital, Inc. REIT	268	10,701
STORE Capital Corp. REIT	827	26,514
Summit Hotel Properties, Inc. REIT	190	1,372
Sunstone Hotel Investors, Inc. REIT	387	3,738
Tanger Factory Outlet Centers, Inc. REIT	231	4,144
UDR, Inc. REIT	557	21,573
Uniti Group, Inc. REIT	77	426
Universal Health Realty Income Trust REIT	22	1,050
Urban Edge Properties REIT	175	2,466
Urstadt Biddle Properties, Inc. Class A REIT	54	1,023
Ventas, Inc. REIT	698	31,445
Veris Residential, Inc. REIT (a)	43	685
VICI Properties, Inc. REIT	3,617	117,191
Vornado Realty Trust REIT	52	1,082
Welltower, Inc. REIT	945	61,945
Weyerhaeuser Co. REIT	1,667	51,677
Xenia Hotels & Resorts, Inc. REIT	159	2,096
		1,963,507
FOOD & STAPLES RETAILING — 2.0%
Andersons, Inc.	65	2,274
BJ's Wholesale Club Holdings, Inc. (a)	511	33,808
Casey's General Stores, Inc.	132	29,614
Chefs' Warehouse, Inc. (a)	98	3,261
Costco Wholesale Corp.	1,386	632,709
Grocery Outlet Holding Corp. (a)	333	9,720
Kroger Co.	2,465	109,890
Performance Food Group Co. (a)	496	28,961
PriceSmart, Inc.	20	1,216
SpartanNash Co.	104	3,145
Sprouts Farmers Market, Inc. (a)	423	13,693
Sysco Corp.	1,586	121,250
United Natural Foods, Inc. (a)	106	4,103
Walgreens Boots Alliance, Inc.	847	31,644
Walmart, Inc.	3,518	498,817
		1,524,105
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	2,194	203,713
B&G Foods, Inc.	156	1,739
Calavo Growers, Inc.	6	176
Cal-Maine Foods, Inc.	138	7,514
Campbell Soup Co.	799	45,343
Conagra Brands, Inc.	1,720	66,564
Darling Ingredients, Inc. (a)	300	18,777
Flowers Foods, Inc.	717	20,607
Fresh Del Monte Produce, Inc.	32	838
General Mills, Inc.	2,386	200,066
Security Description	Shares	Value
Hain Celestial Group, Inc. (a)	30	$ 485
Hershey Co.	583	135,005
Hormel Foods Corp.	1,087	49,513
Hostess Brands, Inc. (a)	512	11,489
Ingredion, Inc.	163	15,963
J & J Snack Foods Corp.	40	5,989
JM Smucker Co.	423	67,029
John B Sanfilippo & Son, Inc.	10	813
Kellogg Co.	1,023	72,879
Kraft Heinz Co.	2,649	107,841
Lamb Weston Holdings, Inc.	601	53,705
Lancaster Colony Corp.	53	10,457
McCormick & Co., Inc.	672	55,702
Mondelez International, Inc. Class A	3,676	245,006
Pilgrim's Pride Corp. (a)	141	3,346
Post Holdings, Inc. (a)	201	18,142
Seneca Foods Corp. Class A (a)	15	914
Simply Good Foods Co. (a)	173	6,579
Tootsie Roll Industries, Inc.	67	2,852
TreeHouse Foods, Inc. (a)	200	9,876
Tyson Foods, Inc. Class A	652	40,587
		1,479,509
GAS UTILITIES — 0.2%
Atmos Energy Corp.	533	59,733
Chesapeake Utilities Corp.	51	6,027
National Fuel Gas Co.	362	22,915
New Jersey Resources Corp.	346	17,169
Northwest Natural Holding Co.	109	5,187
ONE Gas, Inc.	183	13,857
South Jersey Industries, Inc.	532	18,902
Southwest Gas Holdings, Inc.	255	15,779
Spire, Inc.	177	12,188
UGI Corp.	367	13,605
		185,362
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	3,217	353,194
Align Technology, Inc. (a)	8	1,687
AngioDynamics, Inc. (a)	107	1,473
Artivion, Inc. (a)	4	48
Avanos Medical, Inc. (a)	5	135
Baxter International, Inc.	487	24,822
Becton Dickinson & Co.	949	241,331
BioLife Solutions, Inc. (a)	9	164
Boston Scientific Corp. (a)	3,533	163,472
Cardiovascular Systems, Inc. (a)	4	54
CONMED Corp.	40	3,546
Cooper Cos., Inc.	36	11,904
Cutera, Inc. (a)	93	4,112
DENTSPLY SIRONA, Inc.	24	764
DexCom, Inc. (a)	127	14,381
Edwards Lifesciences Corp. (a)	599	44,691
Embecta Corp.	18	455
Enovis Corp. (a)	17	910
Envista Holdings Corp. (a)	348	11,717
Glaukos Corp. (a)	189	8,256

See accompanying notes to financial statements.
98

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	150	$ 11,141
Haemonetics Corp. (a)	163	12,820
Heska Corp. (a)	8	497
Hologic, Inc. (a)	608	45,485
ICU Medical, Inc. (a)	29	4,567
IDEXX Laboratories, Inc. (a)	8	3,264
Inari Medical, Inc. (a)	96	6,102
Inogen, Inc. (a)	2	39
Integer Holdings Corp. (a)	39	2,670
Integra LifeSciences Holdings Corp. (a)	24	1,346
Intuitive Surgical, Inc. (a)	110	29,189
Lantheus Holdings, Inc. (a)	260	13,250
LeMaitre Vascular, Inc.	10	460
LivaNova PLC (a)	62	3,443
Masimo Corp. (a)	6	888
Medtronic PLC	1,283	99,715
Meridian Bioscience, Inc. (a)	168	5,579
Merit Medical Systems, Inc. (a)	138	9,746
Neogen Corp. (a)	219	3,335
NuVasive, Inc. (a)	106	4,371
Omnicell, Inc. (a)	24	1,210
OraSure Technologies, Inc. (a)	8	39
Orthofix Medical, Inc. (a)	28	575
Penumbra, Inc. (a)	37	8,231
QuidelOrtho Corp. (a)	26	2,227
ResMed, Inc.	330	68,683
Shockwave Medical, Inc. (a)	150	30,842
STAAR Surgical Co. (a)	5	243
STERIS PLC	139	25,672
Stryker Corp.	614	150,117
Tandem Diabetes Care, Inc. (a)	6	270
Teleflex, Inc.	5	1,248
Varex Imaging Corp. (a)	21	426
Zimmer Biomet Holdings, Inc.	337	42,968
Zimvie, Inc. (a)	2	19
		1,477,793
HEALTH CARE PROVIDERS & SERVICES — 5.8%
Acadia Healthcare Co., Inc. (a)	361	29,718
Addus HomeCare Corp. (a)	51	5,074
Amedisys, Inc. (a)	4	334
AmerisourceBergen Corp.	608	100,752
AMN Healthcare Services, Inc. (a)	155	15,937
Apollo Medical Holdings, Inc. (a)	4	118
Cardinal Health, Inc.	1,140	87,632
Centene Corp. (a)	2,146	175,993
Chemed Corp.	42	21,438
Cigna Corp.	1,288	426,766
Community Health Systems, Inc. (a)	159	687
CorVel Corp. (a)	15	2,180
Cross Country Healthcare, Inc. (a)	148	3,932
CVS Health Corp.	4,969	463,061
DaVita, Inc. (a)	72	5,376
Elevance Health, Inc.	850	436,024
Encompass Health Corp.	268	16,029
Enhabit, Inc. (a)	5	66
Security Description	Shares	Value
Ensign Group, Inc.	184	$ 17,408
Fulgent Genetics, Inc. (a) (b)	2	60
HCA Healthcare, Inc.	347	83,266
HealthEquity, Inc. (a)	280	17,259
Henry Schein, Inc. (a)	367	29,312
Humana, Inc.	447	228,949
Joint Corp. (a)	68	951
Laboratory Corp. of America Holdings	126	29,670
LHC Group, Inc. (a)	123	19,888
McKesson Corp.	597	223,947
ModivCare, Inc. (a)	9	808
Molina Healthcare, Inc. (a)	218	71,988
Option Care Health, Inc. (a)	570	17,151
Owens & Minor, Inc.	39	762
Patterson Cos., Inc.	241	6,755
Pediatrix Medical Group, Inc. (a)	28	416
Pennant Group, Inc. (a)	3	33
Progyny, Inc. (a)	52	1,620
Quest Diagnostics, Inc.	263	41,144
R1 RCM, Inc. (a)	345	3,778
RadNet, Inc. (a)	64	1,205
Select Medical Holdings Corp.	102	2,533
Tenet Healthcare Corp. (a)	150	7,318
UnitedHealth Group, Inc.	3,531	1,872,066
Universal Health Services, Inc. Class B	92	12,962
US Physical Therapy, Inc.	36	2,917
		4,485,283
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	454	8,009
Computer Programs & Systems, Inc. (a)	34	925
NextGen Healthcare, Inc. (a)	227	4,263
Simulations Plus, Inc.	65	2,377
		15,574
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	3	79
Bloomin' Brands, Inc.	221	4,446
Booking Holdings, Inc. (a)	39	78,596
Boyd Gaming Corp.	174	9,488
Brinker International, Inc. (a)	40	1,276
Caesars Entertainment, Inc. (a)	67	2,787
Carnival Corp. (a)	85	685
Cheesecake Factory, Inc. (b)	5	158
Chipotle Mexican Grill, Inc. (a)	62	86,024
Choice Hotels International, Inc.	65	7,322
Churchill Downs, Inc.	67	14,166
Chuy's Holdings, Inc. (a)	2	57
Cracker Barrel Old Country Store, Inc. (b)	8	758
Darden Restaurants, Inc.	329	45,511
Dave & Buster's Entertainment, Inc. (a)	156	5,529
Dine Brands Global, Inc.	12	775
Domino's Pizza, Inc.	26	9,006
Expedia Group, Inc. (a)	47	4,117
Golden Entertainment, Inc. (a)	84	3,142

See accompanying notes to financial statements.
99

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	619	$ 78,217
Jack in the Box, Inc.	45	3,070
Las Vegas Sands Corp. (a)	1,093	52,540
Light & Wonder, Inc. Class A (a)	31	1,817
Marriott International, Inc. Class A	681	101,394
Marriott Vacations Worldwide Corp.	72	9,690
McDonald's Corp.	2,290	603,484
MGM Resorts International	175	5,868
Monarch Casino & Resort, Inc. (a)	35	2,691
Norwegian Cruise Line Holdings, Ltd. (a)	40	490
Papa John's International, Inc.	10	823
Penn Entertainment, Inc. (a) (b)	17	505
Royal Caribbean Cruises, Ltd. (a)	24	1,186
Ruth's Hospitality Group, Inc.	64	991
Shake Shack, Inc. Class A (a)	4	166
Six Flags Entertainment Corp. (a)	108	2,511
Starbucks Corp.	2,339	232,029
Texas Roadhouse, Inc.	222	20,191
Travel + Leisure Co.	64	2,330
Wendy's Co.	420	9,505
Wingstop, Inc.	53	7,294
Wyndham Hotels & Resorts, Inc.	145	10,340
Wynn Resorts, Ltd. (a)	122	10,061
Yum! Brands, Inc.	702	89,912
		1,521,027
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	19	4,299
Century Communities, Inc.	3	150
D.R. Horton, Inc.	577	51,434
Ethan Allen Interiors, Inc.	76	2,008
Garmin, Ltd.	81	7,475
Helen of Troy, Ltd. (a)	13	1,442
Installed Building Products, Inc.	26	2,226
iRobot Corp. (a)	3	144
KB Home	64	2,038
La-Z-Boy, Inc.	5	114
Leggett & Platt, Inc.	233	7,510
Lennar Corp. Class A	410	37,105
LGI Homes, Inc. (a)	2	185
M/I Homes, Inc. (a)	61	2,817
MDC Holdings, Inc.	6	190
Meritage Homes Corp. (a)	4	369
Mohawk Industries, Inc. (a)	6	613
Newell Brands, Inc.	340	4,447
NVR, Inc. (a)	6	27,675
PulteGroup, Inc.	422	19,214
Taylor Morrison Home Corp. (a)	209	6,343
Tempur Sealy International, Inc.	20	687
Toll Brothers, Inc.	98	4,892
TopBuild Corp. (a)	17	2,660
Tri Pointe Homes, Inc. (a)	35	651
Universal Electronics, Inc. (a)	5	104
Whirlpool Corp.	41	5,800
		192,592
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. Class A (a)	55	$ 1,969
Church & Dwight Co., Inc.	495	39,902
Clorox Co.	250	35,083
Colgate-Palmolive Co.	2,601	204,933
Energizer Holdings, Inc.	93	3,120
Kimberly-Clark Corp.	906	122,989
Procter & Gamble Co.	5,883	891,627
WD-40 Co.	27	4,353
		1,303,976
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,791	51,509
Ormat Technologies, Inc.	178	15,394
		66,903
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	304	36,455
General Electric Co.	339	28,405
Honeywell International, Inc.	1,229	263,375
		328,235
INSURANCE — 3.4%
Aflac, Inc.	2,159	155,318
Allstate Corp.	957	129,769
American Equity Investment Life Holding Co.	290	13,230
American Financial Group, Inc.	247	33,908
American International Group, Inc.	1,550	98,022
AMERISAFE, Inc.	72	3,742
Aon PLC Class A	475	142,566
Arthur J Gallagher & Co.	744	140,274
Assurant, Inc.	143	17,884
Assured Guaranty, Ltd.	152	9,464
Brighthouse Financial, Inc. (a)	200	10,254
Brown & Brown, Inc.	746	42,500
Chubb, Ltd.	1,299	286,559
Cincinnati Financial Corp.	257	26,314
CNO Financial Group, Inc.	175	3,999
Employers Holdings, Inc.	41	1,768
Everest Re Group, Ltd.	134	44,390
First American Financial Corp.	78	4,083
Genworth Financial, Inc. Class A (a)	1,626	8,602
Globe Life, Inc.	340	40,987
Hanover Insurance Group, Inc.	121	16,351
Hartford Financial Services Group, Inc.	797	60,436
HCI Group, Inc. (b)	7	277
Horace Mann Educators Corp.	141	5,269
James River Group Holdings, Ltd.	51	1,066
Kemper Corp.	7	344
Kinsale Capital Group, Inc.	88	23,014
Lincoln National Corp.	83	2,550
Loews Corp.	494	28,815
Marsh & McLennan Cos., Inc.	1,338	221,412
Mercury General Corp.	14	479
MetLife, Inc.	2,229	161,313

See accompanying notes to financial statements.
100

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Old Republic International Corp.	703	$ 16,977
Palomar Holdings, Inc. (a)	67	3,026
Primerica, Inc.	59	8,367
Principal Financial Group, Inc.	882	74,017
ProAssurance Corp.	97	1,695
Progressive Corp.	2,322	301,187
Prudential Financial, Inc.	759	75,490
Reinsurance Group of America, Inc.	256	36,375
RenaissanceRe Holdings, Ltd.	146	26,898
RLI Corp.	135	17,721
Safety Insurance Group, Inc.	63	5,308
Selective Insurance Group, Inc.	209	18,519
Stewart Information Services Corp.	35	1,496
Travelers Cos., Inc.	789	147,930
Trupanion, Inc. (a) (b)	21	998
United Fire Group, Inc.	35	958
Universal Insurance Holdings, Inc.	67	710
Unum Group	765	31,388
W R Berkley Corp.	839	60,886
Willis Towers Watson PLC	247	60,411
		2,625,316
INTERACTIVE MEDIA & SERVICES — 1.0%
Alphabet, Inc. Class A (a)	4,503	397,300
Alphabet, Inc. Class C (a)	4,027	357,316
Match Group, Inc. (a)	30	1,245
Meta Platforms, Inc. Class A (a)	244	29,363
QuinStreet, Inc. (a)	6	86
TripAdvisor, Inc. (a)	10	180
Yelp, Inc. (a)	174	4,757
Ziff Davis, Inc. (a)	36	2,847
		793,094
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	8,607	722,988
eBay, Inc.	59	2,447
Etsy, Inc. (a)	13	1,557
Liquidity Services, Inc. (a)	27	380
PetMed Express, Inc. (b)	2	35
Shutterstock, Inc.	42	2,214
		729,621
IT SERVICES — 4.2%
Accenture PLC Class A	882	235,353
Akamai Technologies, Inc. (a)	290	24,447
Automatic Data Processing, Inc.	1,471	351,363
Bread Financial Holdings, Inc.	5	188
Broadridge Financial Solutions, Inc.	239	32,057
Cognizant Technology Solutions Corp. Class A	833	47,639
Concentrix Corp.	22	2,930
CSG Systems International, Inc.	147	8,408
DXC Technology Co. (a)	390	10,335
EPAM Systems, Inc. (a)	18	5,899
Euronet Worldwide, Inc. (a)	39	3,681
EVERTEC, Inc.	83	2,688
ExlService Holdings, Inc. (a)	126	21,348
Security Description	Shares	Value
Fidelity National Information Services, Inc.	718	$ 48,716
Fiserv, Inc. (a)	1,991	201,230
FleetCor Technologies, Inc. (a)	103	18,919
Gartner, Inc. (a)	174	58,488
Genpact, Ltd.	416	19,269
Global Payments, Inc.	505	50,157
International Business Machines Corp.	3,223	454,089
Jack Henry & Associates, Inc.	274	48,104
Kyndryl Holdings, Inc. (a)	19	211
Mastercard, Inc. Class A	1,924	669,033
MAXIMUS, Inc.	46	3,373
Paychex, Inc.	859	99,266
PayPal Holdings, Inc. (a)	126	8,974
Perficient, Inc. (a)	11	768
Sabre Corp. (a) (b)	35	216
TTEC Holdings, Inc.	21	927
Unisys Corp. (a)	7	36
VeriSign, Inc. (a)	171	35,130
Visa, Inc. Class A	3,706	769,959
Western Union Co. (b)	703	9,680
WEX, Inc. (a)	99	16,201
		3,259,082
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	103	7,424
Hasbro, Inc.	202	12,324
Mattel, Inc. (a)	1,050	18,732
Polaris, Inc. (b)	126	12,726
Sturm Ruger & Co., Inc.	26	1,316
Topgolf Callaway Brands Corp. (a)	226	4,464
Vista Outdoor, Inc. (a)	101	2,461
YETI Holdings, Inc. (a)	9	372
		59,819
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	545	81,559
Azenta, Inc. (a)	10	582
Bio-Rad Laboratories, Inc. Class A (a)	11	4,625
Bio-Techne Corp.	47	3,895
Bruker Corp.	97	6,630
Charles River Laboratories International, Inc. (a)	16	3,487
Danaher Corp.	1,486	394,414
Illumina, Inc. (a)	16	3,235
IQVIA Holdings, Inc. (a)	180	36,880
Medpace Holdings, Inc. (a)	34	7,222
Mettler-Toledo International, Inc. (a)	36	52,036
NeoGenomics, Inc. (a)	13	120
PerkinElmer, Inc.	117	16,406
Repligen Corp. (a)	28	4,741
Sotera Health Co. (a)	219	1,824
Syneos Health, Inc. (a)	99	3,631
Thermo Fisher Scientific, Inc.	720	396,497
Waters Corp. (a)	98	33,573
West Pharmaceutical Services, Inc.	24	5,649
		1,057,006

See accompanying notes to financial statements.
101

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MACHINERY — 2.2%
AGCO Corp.	126	$ 17,475
Alamo Group, Inc.	5	708
Albany International Corp. Class A	80	7,887
Astec Industries, Inc.	7	285
Barnes Group, Inc.	40	1,634
Caterpillar, Inc.	1,078	258,246
Chart Industries, Inc. (a)	149	17,169
CIRCOR International, Inc. (a)	7	168
Crane Holdings Co.	123	12,355
Cummins, Inc.	348	84,317
Deere & Co.	925	396,603
Donaldson Co., Inc.	250	14,717
Dover Corp.	170	23,020
Enerpac Tool Group Corp.	50	1,273
EnPro Industries, Inc.	46	5,000
Esab Corp.	62	2,909
ESCO Technologies, Inc.	63	5,515
Federal Signal Corp.	131	6,088
Flowserve Corp.	211	6,473
Fortive Corp.	649	41,698
Franklin Electric Co., Inc.	121	9,650
Graco, Inc.	345	23,205
Greenbrier Cos., Inc.	76	2,548
Hillenbrand, Inc.	154	6,571
IDEX Corp.	202	46,123
Illinois Tool Works, Inc.	575	126,672
Ingersoll Rand, Inc.	822	42,949
ITT, Inc.	97	7,867
John Bean Technologies Corp.	9	822
Kennametal, Inc.	71	1,708
Lincoln Electric Holdings, Inc.	143	20,662
Lindsay Corp.	37	6,025
Middleby Corp. (a)	68	9,105
Mueller Industries, Inc.	226	13,334
Nordson Corp.	122	29,002
Oshkosh Corp.	21	1,852
Otis Worldwide Corp.	857	67,112
PACCAR, Inc.	1,085	107,382
Parker-Hannifin Corp.	262	76,242
Pentair PLC	52	2,339
Proto Labs, Inc. (a)	26	664
Snap-on, Inc.	177	40,443
SPX Technologies, Inc. (a)	141	9,257
Standex International Corp.	30	3,072
Stanley Black & Decker, Inc.	17	1,277
Tennant Co.	24	1,478
Terex Corp.	9	384
Timken Co.	150	10,600
Titan International, Inc. (a)	189	2,895
Toro Co.	280	31,696
Trinity Industries, Inc.	250	7,393
Wabash National Corp.	191	4,317
Watts Water Technologies, Inc. Class A	20	2,925
Westinghouse Air Brake Technologies Corp.	496	49,506
Security Description	Shares	Value
Xylem, Inc.	174	$ 19,239
		1,689,856
MARINE — 0.0% (e)
Kirby Corp. (a)	247	15,894
Matson, Inc.	62	3,876
		19,770
MEDIA — 0.3%
AMC Networks, Inc. Class A (a)	3	47
Cable One, Inc.	1	712
Charter Communications, Inc. Class A (a)	12	4,069
Comcast Corp. Class A	1,417	49,553
DISH Network Corp. Class A (a)	27	379
EW Scripps Co. Class A (a)	60	792
Fox Corp. Class A	555	16,855
Fox Corp. Class B	286	8,137
Gannett Co., Inc. (a)	169	343
Interpublic Group of Cos., Inc.	630	20,985
John Wiley & Sons, Inc. Class A	70	2,804
New York Times Co. Class A	53	1,720
News Corp. Class A	330	6,006
News Corp. Class B	144	2,655
Omnicom Group, Inc.	637	51,960
Paramount Global Class B	187	3,157
Scholastic Corp.	126	4,972
TechTarget, Inc. (a)	59	2,600
TEGNA, Inc.	795	16,846
		194,592
METALS & MINING — 0.7%
Alcoa Corp.	289	13,141
Arconic Corp. (a)	56	1,185
ATI, Inc. (a)	469	14,004
Carpenter Technology Corp.	171	6,317
Century Aluminum Co. (a)	192	1,570
Cleveland-Cliffs, Inc. (a)	147	2,368
Commercial Metals Co.	443	21,397
Compass Minerals International, Inc.	30	1,230
Freeport-McMoRan, Inc.	2,301	87,438
Kaiser Aluminum Corp.	11	836
Materion Corp.	55	4,813
MP Materials Corp. (a)	188	4,565
Newmont Corp.	1,618	76,370
Nucor Corp.	871	114,806
Reliance Steel & Aluminum Co.	239	48,383
Royal Gold, Inc.	204	22,995
Steel Dynamics, Inc.	651	63,603
SunCoke Energy, Inc.	29	250
TimkenSteel Corp. (a)	107	1,944
United States Steel Corp.	134	3,357
Warrior Met Coal, Inc.	212	7,344
Worthington Industries, Inc.	20	994
		498,910

See accompanying notes to financial statements.
102

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Annaly Capital Management, Inc. REIT	173	$ 3,647
Apollo Commercial Real Estate Finance, Inc. REIT	212	2,281
ARMOUR Residential REIT, Inc. (b)	67	377
Ellington Financial, Inc. REIT (b)	77	953
Granite Point Mortgage Trust, Inc. REIT	133	713
Invesco Mortgage Capital, Inc. REIT (b)	61	777
New York Mortgage Trust, Inc. REIT	285	730
PennyMac Mortgage Investment Trust REIT (b)	120	1,487
Ready Capital Corp. REIT (b)	289	3,219
Redwood Trust, Inc. REIT (b)	157	1,061
Two Harbors Investment Corp.	46	725
		15,970
MULTI-UTILITIES — 1.3%
Ameren Corp.	860	76,471
Avista Corp.	231	10,243
Black Hills Corp.	220	15,475
CenterPoint Energy, Inc.	2,408	72,216
CMS Energy Corp.	965	61,113
Consolidated Edison, Inc.	1,406	134,006
Dominion Energy, Inc.	2,591	158,880
DTE Energy Co.	688	80,861
NiSource, Inc.	1,459	40,006
NorthWestern Corp.	150	8,901
Public Service Enterprise Group, Inc.	1,338	81,979
Sempra Energy	1,247	192,711
Unitil Corp.	73	3,749
WEC Energy Group, Inc.	1,049	98,354
		1,034,965
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	4	59
Dollar General Corp.	853	210,051
Dollar Tree, Inc. (a)	838	118,527
Kohl's Corp. (b)	41	1,035
Macy's, Inc.	145	2,994
Nordstrom, Inc. (b)	11	178
Ollie's Bargain Outlet Holdings, Inc. (a)	106	4,965
Target Corp.	149	22,207
		360,016
OIL, GAS & CONSUMABLE FUELS — 8.6%
Antero Midstream Corp.	904	9,754
APA Corp.	1,400	65,352
Callon Petroleum Co. (a)	49	1,817
Chevron Corp.	7,489	1,344,201
Civitas Resources, Inc.	195	11,296
CNX Resources Corp. (a)	793	13,354
ConocoPhillips	5,246	619,028
CONSOL Energy, Inc.	133	8,645
Coterra Energy, Inc.	3,357	82,481
Devon Energy Corp.	2,743	168,722
Diamondback Energy, Inc.	705	96,430
Security Description	Shares	Value
Dorian LPG, Ltd.	134	$ 2,539
DTE Midstream LLC	358	19,783
EOG Resources, Inc.	2,469	319,785
EQT Corp.	1,550	52,437
Equitrans Midstream Corp.	731	4,898
Exxon Mobil Corp.	17,337	1,912,271
Green Plains, Inc. (a)	85	2,593
Hess Corp.	1,160	164,511
HF Sinclair Corp.	599	31,082
Kinder Morgan, Inc.	7,020	126,922
Laredo Petroleum, Inc. (a)	78	4,011
Marathon Oil Corp.	2,673	72,358
Marathon Petroleum Corp.	1,973	229,637
Matador Resources Co.	462	26,445
Murphy Oil Corp.	578	24,860
Occidental Petroleum Corp.	3,061	192,812
ONEOK, Inc.	1,007	66,160
Par Pacific Holdings, Inc. (a)	107	2,488
PBF Energy, Inc. Class A	470	19,167
PDC Energy, Inc.	408	25,900
Phillips 66	1,804	187,760
Pioneer Natural Resources Co.	948	216,514
Range Resources Corp.	913	22,843
Ranger Oil Corp. Class A	28	1,132
SM Energy Co.	507	17,659
Southwestern Energy Co. (a)	4,599	26,904
Talos Energy, Inc. (a)	186	3,512
Targa Resources Corp.	851	62,548
Valero Energy Corp.	1,623	205,894
Williams Cos., Inc.	4,576	150,550
World Fuel Services Corp.	139	3,799
		6,620,854
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	5	189
Louisiana-Pacific Corp.	211	12,491
Mercer International, Inc.	200	2,328
Sylvamo Corp.	132	6,414
		21,422
PERSONAL PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	247	6,333
Coty, Inc. Class A (a)	742	6,351
Edgewell Personal Care Co.	194	7,477
elf Beauty, Inc. (a)	163	9,014
Estee Lauder Cos., Inc. Class A	215	53,344
Inter Parfums, Inc.	64	6,177
Medifast, Inc.	7	807
Nu Skin Enterprises, Inc. Class A	98	4,132
USANA Health Sciences, Inc. (a)	8	426
		94,061
PHARMACEUTICALS — 7.2%
Amphastar Pharmaceuticals, Inc. (a)	152	4,259
ANI Pharmaceuticals, Inc. (a)	64	2,575
Bristol-Myers Squibb Co.	8,526	613,446
Catalent, Inc. (a)	57	2,565

See accompanying notes to financial statements.
103

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Collegium Pharmaceutical, Inc. (a)	21	$ 487
Corcept Therapeutics, Inc. (a)	345	7,007
Eli Lilly & Co.	3,153	1,153,493
Harmony Biosciences Holdings, Inc. (a)	94	5,179
Innoviva, Inc. (a)	148	1,961
Jazz Pharmaceuticals PLC (a)	209	33,296
Johnson & Johnson	9,313	1,645,141
Merck & Co., Inc.	8,473	940,079
Nektar Therapeutics (a)	204	461
Organon & Co.	191	5,335
Pacira BioSciences, Inc. (a)	119	4,595
Perrigo Co. PLC	233	7,943
Pfizer, Inc.	19,983	1,023,929
Phibro Animal Health Corp. Class A	2	27
Prestige Consumer Healthcare, Inc. (a)	102	6,385
Supernus Pharmaceuticals, Inc. (a)	181	6,456
Viatris, Inc.	1,120	12,466
Zoetis, Inc.	452	66,241
		5,543,326
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	94	7,659
CACI International, Inc. Class A (a)	63	18,937
CoStar Group, Inc. (a)	808	62,442
Equifax, Inc.	62	12,050
Exponent, Inc.	104	10,305
FTI Consulting, Inc. (a)	124	19,691
Heidrick & Struggles International, Inc.	56	1,566
Insperity, Inc.	81	9,202
Jacobs Solutions, Inc.	233	27,976
KBR, Inc.	489	25,819
Kelly Services, Inc. Class A	22	372
Korn Ferry	63	3,189
Leidos Holdings, Inc.	351	36,922
ManpowerGroup, Inc.	41	3,412
Resources Connection, Inc.	116	2,132
Robert Half International, Inc.	102	7,531
Science Applications International Corp.	178	19,746
TrueBlue, Inc. (a)	48	940
Verisk Analytics, Inc.	320	56,455
		326,346
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Anywhere Real Estate, Inc. (a)	198	1,265
CBRE Group, Inc. Class A (a)	235	18,086
Douglas Elliman, Inc.	7	29
Jones Lang LaSalle, Inc. (a)	15	2,391
Marcus & Millichap, Inc.	101	3,479
St. Joe Co.	56	2,164
		27,414
ROAD & RAIL — 0.8%
ArcBest Corp.	50	3,502
Avis Budget Group, Inc. (a)	65	10,655
CSX Corp.	3,446	106,757
Heartland Express, Inc.	28	430
JB Hunt Transport Services, Inc.	151	26,328
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	381	$ 19,968
Landstar System, Inc.	95	15,476
Marten Transport, Ltd.	250	4,945
Norfolk Southern Corp.	378	93,147
Old Dominion Freight Line, Inc.	147	41,716
RXO, Inc. (a)	52	894
Ryder System, Inc.	131	10,948
Saia, Inc. (a)	14	2,936
Union Pacific Corp.	1,273	263,600
Werner Enterprises, Inc.	113	4,549
XPO, Inc. (a)	52	1,731
		607,582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc. (a)	519	33,616
Alpha & Omega Semiconductor, Ltd. (a)	106	3,028
Amkor Technology, Inc.	180	4,316
Analog Devices, Inc.	1,059	173,708
Applied Materials, Inc.	454	44,211
Axcelis Technologies, Inc. (a)	125	9,920
Broadcom, Inc.	1,006	562,485
CEVA, Inc. (a)	7	179
Cirrus Logic, Inc. (a)	127	9,459
Cohu, Inc. (a)	116	3,718
Diodes, Inc. (a)	44	3,350
Enphase Energy, Inc. (a)	538	142,548
First Solar, Inc. (a)	372	55,722
FormFactor, Inc. (a)	41	911
Ichor Holdings, Ltd. (a)	46	1,234
Intel Corp.	1,322	34,940
KLA Corp.	289	108,962
Kulicke & Soffa Industries, Inc.	73	3,231
Lam Research Corp.	103	43,291
Lattice Semiconductor Corp. (a)	212	13,755
MACOM Technology Solutions Holdings, Inc. (a)	82	5,164
MaxLinear, Inc. (a)	37	1,256
Microchip Technology, Inc.	1,245	87,461
Micron Technology, Inc.	1,776	88,764
MKS Instruments, Inc.	13	1,101
Monolithic Power Systems, Inc.	52	18,388
NVIDIA Corp.	269	39,312
NXP Semiconductors NV	422	66,689
ON Semiconductor Corp. (a)	1,813	113,077
Onto Innovation, Inc. (a)	102	6,945
PDF Solutions, Inc. (a)	110	3,137
Photronics, Inc. (a)	267	4,494
Power Integrations, Inc.	31	2,223
Qorvo, Inc. (a)	11	997
QUALCOMM, Inc.	2,773	304,864
Rambus, Inc. (a)	386	13,827
Semtech Corp. (a)	103	2,955
Silicon Laboratories, Inc. (a)	26	3,527
SiTime Corp. (a)	2	203
Skyworks Solutions, Inc.	59	5,377

See accompanying notes to financial statements.
104

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SMART Global Holdings, Inc. (a)	158	$ 2,351
SolarEdge Technologies, Inc. (a)	42	11,897
Synaptics, Inc. (a)	37	3,521
Teradyne, Inc.	82	7,163
Texas Instruments, Inc.	2,059	340,188
Ultra Clean Holdings, Inc. (a)	14	464
Universal Display Corp.	5	540
Veeco Instruments, Inc. (a)	179	3,326
Wolfspeed, Inc. (a) (b)	305	21,057
		2,412,852
SOFTWARE — 3.8%
8x8, Inc. (a)	12	52
A10 Networks, Inc.	260	4,324
ACI Worldwide, Inc. (a)	43	989
Adeia, Inc.	34	322
Adobe, Inc. (a)	48	16,153
Agilysys, Inc. (a)	48	3,799
Alarm.com Holdings, Inc. (a)	91	4,503
ANSYS, Inc. (a)	28	6,764
Aspen Technology, Inc. (a)	121	24,853
Autodesk, Inc. (a)	70	13,081
Blackbaud, Inc. (a)	24	1,413
Cadence Design Systems, Inc. (a)	852	136,865
Cerence, Inc. (a)	4	74
Ceridian HCM Holding, Inc. (a)	14	898
CommVault Systems, Inc. (a)	110	6,912
Consensus Cloud Solutions, Inc. (a)	29	1,559
Digital Turbine, Inc. (a)	47	716
Ebix, Inc. (b)	2	40
Envestnet, Inc. (a)	18	1,111
Fair Isaac Corp. (a)	89	53,274
Fortinet, Inc. (a)	1,053	51,481
Gen Digital, Inc.	1,207	25,866
InterDigital, Inc.	18	891
Intuit, Inc.	151	58,772
LivePerson, Inc. (a)	60	608
LiveRamp Holdings, Inc. (a)	27	633
Manhattan Associates, Inc. (a)	101	12,261
Microsoft Corp.	8,859	2,124,565
NCR Corp. (a)	70	1,639
OneSpan, Inc. (a)	4	45
Oracle Corp.	815	66,618
Paycom Software, Inc. (a)	26	8,068
Paylocity Holding Corp. (a)	64	12,433
Progress Software Corp.	143	7,214
PTC, Inc. (a)	216	25,929
Qualys, Inc. (a)	124	13,916
Roper Technologies, Inc.	171	73,887
Salesforce, Inc. (a)	106	14,055
ServiceNow, Inc. (a)	65	25,238
SPS Commerce, Inc. (a)	74	9,504
Synopsys, Inc. (a)	410	130,909
Teradata Corp. (a)	33	1,111
Tyler Technologies, Inc. (a)	21	6,771
Security Description	Shares	Value
Xperi, Inc. (a)	13	$ 112
		2,950,228
SPECIALTY RETAIL — 2.4%
Abercrombie & Fitch Co. Class A (a)	18	412
Academy Sports & Outdoors, Inc.	269	14,133
Advance Auto Parts, Inc.	99	14,556
American Eagle Outfitters, Inc. (a)	148	2,066
America's Car-Mart, Inc. (a)	1	72
Asbury Automotive Group, Inc. (a)	36	6,453
AutoNation, Inc. (a)	86	9,228
AutoZone, Inc. (a)	76	187,430
Bath & Body Works, Inc.	25	1,053
Bed Bath & Beyond, Inc. (a) (b)	13	33
Best Buy Co., Inc.	70	5,615
Boot Barn Holdings, Inc. (a)	28	1,751
Buckle, Inc.	47	2,131
Caleres, Inc.	153	3,409
CarMax, Inc. (a)	17	1,035
Chico's FAS, Inc. (a)	644	3,168
Children's Place, Inc. (a) (b)	10	364
Designer Brands, Inc. Class A	263	2,572
Dick's Sporting Goods, Inc.	140	16,841
Five Below, Inc. (a)	65	11,497
Foot Locker, Inc.	29	1,096
GameStop Corp. Class A (a) (b)	82	1,514
Gap, Inc. (b)	24	271
Genesco, Inc. (a)	65	2,991
Group 1 Automotive, Inc.	27	4,870
Guess?, Inc.	21	434
Haverty Furniture Cos., Inc.	49	1,465
Hibbett, Inc.	25	1,705
Home Depot, Inc.	1,655	522,748
Leslie's, Inc. (a) (b)	251	3,065
Lithia Motors, Inc.	20	4,095
Lowe's Cos., Inc.	1,273	253,633
MarineMax, Inc. (a)	2	62
Monro, Inc.	10	452
Murphy USA, Inc.	86	24,040
ODP Corp. (a)	92	4,190
O'Reilly Automotive, Inc. (a)	239	201,723
Rent-A-Center, Inc.	58	1,308
RH (a) (b)	2	534
Ross Stores, Inc.	563	65,347
Sally Beauty Holdings, Inc. (a)	157	1,966
Shoe Carnival, Inc.	68	1,626
Signet Jewelers, Ltd.	35	2,380
Sleep Number Corp. (a)	3	78
Sonic Automotive, Inc. Class A	26	1,281
TJX Cos., Inc.	3,646	290,222
Tractor Supply Co.	274	61,642
Ulta Beauty, Inc. (a)	197	92,407
Urban Outfitters, Inc. (a)	36	859
Victoria's Secret & Co. (a)	27	966
Williams-Sonoma, Inc.	58	6,665

See accompanying notes to financial statements.
105

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Zumiez, Inc. (a)	31	$ 674
		1,840,128
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
3D Systems Corp. (a)	13	96
Apple, Inc.	43,621	5,667,677
Hewlett Packard Enterprise Co.	2,928	46,731
HP, Inc.	2,051	55,110
NetApp, Inc.	260	15,616
Seagate Technology Holdings PLC	104	5,471
Western Digital Corp. (a)	161	5,080
Xerox Holdings Corp.	92	1,343
		5,797,124
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings, Ltd. (a)	205	11,750
Carter's, Inc. (b)	13	970
Columbia Sportswear Co.	27	2,365
Crocs, Inc. (a)	6	650
Deckers Outdoor Corp. (a)	48	19,160
G-III Apparel Group, Ltd. (a)	14	192
Hanesbrands, Inc. (b)	212	1,348
Kontoor Brands, Inc. (b)	5	200
Movado Group, Inc.	68	2,193
NIKE, Inc. Class B	391	45,751
Oxford Industries, Inc.	48	4,473
PVH Corp.	8	565
Ralph Lauren Corp. (b)	40	4,227
Skechers U.S.A., Inc. Class A (a)	148	6,209
Steven Madden, Ltd.	89	2,844
Tapestry, Inc.	405	15,422
Under Armour, Inc. Class A (a)	20	203
Under Armour, Inc. Class C (a)	40	357
VF Corp.	34	939
Wolverine World Wide, Inc.	68	743
		120,561
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	74	2,828
Capitol Federal Financial, Inc.	46	398
Essent Group, Ltd.	188	7,310
MGIC Investment Corp.	668	8,684
Mr Cooper Group, Inc. (a)	249	9,992
New York Community Bancorp, Inc.	899	7,731
NMI Holdings, Inc. Class A (a)	219	4,577
Northfield Bancorp, Inc.	99	1,557
Northwest Bancshares, Inc.	394	5,508
Provident Financial Services, Inc.	155	3,311
TrustCo Bank Corp.	35	1,316
Walker & Dunlop, Inc.	24	1,884
WSFS Financial Corp.	164	7,436
		62,532
TOBACCO — 0.9%
Altria Group, Inc.	5,990	273,803
Philip Morris International, Inc.	4,187	423,766
Universal Corp.	105	5,545
Security Description	Shares	Value
Vector Group, Ltd.	379	$ 4,495
		707,609
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	151	19,030
Boise Cascade Co.	150	10,300
Fastenal Co.	1,172	55,459
GATX Corp.	117	12,442
GMS, Inc. (a)	96	4,781
MSC Industrial Direct Co., Inc. Class A	117	9,559
NOW, Inc. (a)	394	5,004
United Rentals, Inc. (a)	97	34,476
Univar Solutions, Inc. (a)	412	13,102
Veritiv Corp.	36	4,381
W.W. Grainger, Inc.	170	94,562
Watsco, Inc.	89	22,197
		285,293
WATER UTILITIES — 0.1%
American States Water Co.	91	8,422
American Water Works Co., Inc.	292	44,507
California Water Service Group	145	8,793
Essential Utilities, Inc.	591	28,208
Middlesex Water Co.	25	1,967
		91,897
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	274	4,044
Shenandoah Telecommunications Co.	89	1,413
Telephone & Data Systems, Inc.	64	672
T-Mobile US, Inc. (a)	2,389	334,460
		340,589
TOTAL COMMON STOCKS (Cost $70,028,873)		76,798,343
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	53,965	53,977
State Street Navigator Securities Lending Portfolio II (d) (h)	82,946	82,946
TOTAL SHORT-TERM INVESTMENTS (Cost $136,923)		136,923
TOTAL INVESTMENTS — 100.0% (Cost $70,165,796)		76,935,266
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(12,015)
NET ASSETS — 100.0%		$ 76,923,251
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
106

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$76,798,343	$—	$—	$76,798,343
Short-Term Investments	136,923	—	—	136,923
TOTAL INVESTMENTS	$76,935,266	$—	$—	$76,935,266

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	568	$ 35,017	$ 896	$ 25,463	$(6,389)	$11,220	197	$ 15,281	$ 287
State Street Institutional Liquid Reserves Fund, Premier Class	151,769	151,754	4,259,367	4,357,179	34	1	53,965	53,977	1,685
State Street Navigator Securities Lending Portfolio II	30,829	30,829	505,205	453,088	—	—	82,946	82,946	428
Total		$217,600	$4,765,468	$4,835,730	$(6,355)	$11,221		$152,204	$2,400
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	372	$ 16,703
Aerojet Rocketdyne Holdings, Inc. (a)	368	20,582
AeroVironment, Inc. (a)	83	7,110
Axon Enterprise, Inc. (a)	36	5,973
Boeing Co. (a)	2,280	434,317
Curtiss-Wright Corp.	215	35,903
General Dynamics Corp.	1,737	430,967
Hexcel Corp.	333	19,597
Howmet Aerospace, Inc.	1,493	58,839
Huntington Ingalls Industries, Inc.	426	98,270
Kaman Corp.	194	4,326
L3Harris Technologies, Inc.	1,017	211,750
Lockheed Martin Corp.	1,557	757,465
Mercury Systems, Inc. (a)	185	8,277
Moog, Inc. Class A	373	32,735
National Presto Industries, Inc.	8	548
Northrop Grumman Corp.	954	520,512
Park Aerospace Corp.	185	2,481
Raytheon Technologies Corp.	8,272	834,810
Textron, Inc.	1,439	101,881
TransDigm Group, Inc.	53	33,371
Triumph Group, Inc. (a)	243	2,556
Woodward, Inc.	249	24,056
		3,663,029
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	665	67,032
C.H. Robinson Worldwide, Inc.	986	90,278
Expeditors International of Washington, Inc.	927	96,334
FedEx Corp.	3,216	557,011
Forward Air Corp.	186	19,510
GXO Logistics, Inc. (a)	536	22,882
Hub Group, Inc. Class A (a)	521	41,414
United Parcel Service, Inc. Class B	4,876	847,644
		1,742,105
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	1,255	53,890
Allegiant Travel Co. (a)	141	9,587
American Airlines Group, Inc. (a)	6,974	88,709
Delta Air Lines, Inc. (a)	6,882	226,142
Hawaiian Holdings, Inc. (a)	1,531	15,708
JetBlue Airways Corp. (a)	3,831	24,825
SkyWest, Inc. (a)	1,370	22,619
Southwest Airlines Co.	3,843	129,394
United Airlines Holdings, Inc. (a)	4,222	159,169
		730,043
AUTO COMPONENTS — 0.4%
Adient PLC (a)	2,656	92,137
American Axle & Manufacturing Holdings, Inc. (a)	3,316	25,931
Security Description	Shares	Value
Aptiv PLC (a)	1,116	$ 103,933
BorgWarner, Inc.	3,138	126,304
Dana, Inc.	3,643	55,119
Dorman Products, Inc. (a)	186	15,042
Fox Factory Holding Corp. (a)	130	11,860
Gentex Corp.	1,157	31,551
Gentherm, Inc. (a)	163	10,642
Goodyear Tire & Rubber Co. (a)	7,799	79,160
LCI Industries	334	30,878
Lear Corp.	1,506	186,774
Patrick Industries, Inc.	560	33,936
Standard Motor Products, Inc.	489	17,017
Visteon Corp. (a)	138	18,055
		838,339
AUTOMOBILES — 1.3%
Ford Motor Co.	102,577	1,192,971
General Motors Co.	36,991	1,244,377
Harley-Davidson, Inc.	1,847	76,835
Tesla, Inc. (a)	2,068	254,736
Thor Industries, Inc.	1,412	106,592
Winnebago Industries, Inc.	845	44,532
		2,920,043
BANKS — 7.7%
Ameris Bancorp	615	28,991
Associated Banc-Corp.	3,785	87,396
Banc of California, Inc.	658	10,482
BancFirst Corp.	190	16,754
Bancorp, Inc. (a)	385	10,926
Bank of America Corp.	77,191	2,556,566
Bank of Hawaii Corp.	353	27,379
Bank OZK	1,586	63,535
BankUnited, Inc.	2,171	73,749
Banner Corp.	462	29,198
Berkshire Hills Bancorp, Inc.	704	21,050
Brookline Bancorp, Inc.	809	11,447
Cadence Bank	1,419	34,993
Cathay General Bancorp	861	35,120
Central Pacific Financial Corp.	375	7,605
Citigroup, Inc.	50,474	2,282,939
Citizens Financial Group, Inc.	6,455	254,133
City Holding Co.	184	17,129
Columbia Banking System, Inc.	1,052	31,697
Comerica, Inc.	1,412	94,392
Commerce Bancshares, Inc.	786	53,503
Community Bank System, Inc.	368	23,166
Cullen/Frost Bankers, Inc.	491	65,647
Customers Bancorp, Inc. (a)	447	12,668
CVB Financial Corp.	1,194	30,745
Dime Community Bancshares, Inc.	344	10,950
Eagle Bancorp, Inc.	298	13,133
East West Bancorp, Inc.	992	65,373
FB Financial Corp.	224	8,095
Fifth Third Bancorp	5,141	168,676
First BanCorp (b)	2,129	27,081
First BanCorp (b)	301	12,895

See accompanying notes to financial statements.
108

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	810	$ 11,316
First Financial Bancorp	2,380	57,667
First Financial Bankshares, Inc.	382	13,141
First Hawaiian, Inc.	1,547	40,284
First Horizon Corp.	4,331	106,109
First Republic Bank	734	89,467
FNB Corp.	9,250	120,712
Fulton Financial Corp.	2,163	36,403
Glacier Bancorp, Inc.	786	38,844
Hancock Whitney Corp.	1,017	49,213
Hanmi Financial Corp.	629	15,568
Heritage Financial Corp.	544	16,668
Hilltop Holdings, Inc.	1,405	42,164
Home BancShares, Inc.	2,063	47,016
HomeStreet, Inc.	196	5,406
Hope Bancorp, Inc.	1,571	20,125
Huntington Bancshares, Inc.	13,526	190,717
Independent Bank Corp.	257	21,699
Independent Bank Group, Inc.	324	19,466
International Bancshares Corp.	706	32,307
JPMorgan Chase & Co.	28,398	3,808,172
KeyCorp.	12,124	211,200
Lakeland Financial Corp.	165	12,040
M&T Bank Corp.	1,930	279,966
National Bank Holdings Corp. Class A	325	13,673
NBT Bancorp, Inc.	574	24,923
OFG Bancorp	538	14,827
Old National Bancorp	2,227	40,041
Pacific Premier Bancorp, Inc.	907	28,625
PacWest Bancorp	1,672	38,372
Park National Corp.	151	21,253
Pathward Financial, Inc.	544	23,419
Pinnacle Financial Partners, Inc.	518	38,021
PNC Financial Services Group, Inc.	3,939	622,126
Preferred Bank	152	11,342
Prosperity Bancshares, Inc.	1,010	73,407
Regions Financial Corp.	12,281	264,778
Renasant Corp.	749	28,155
S&T Bancorp, Inc.	636	21,738
Seacoast Banking Corp. of Florida	381	11,883
ServisFirst Bancshares, Inc.	195	13,437
Signature Bank	234	26,961
Simmons First National Corp. Class A	1,679	36,233
Southside Bancshares, Inc.	195	7,018
SVB Financial Group (a)	257	59,146
Synovus Financial Corp.	1,400	52,570
Texas Capital Bancshares, Inc. (a)	1,373	82,806
Tompkins Financial Corp.	151	11,715
Triumph Financial, Inc. (a)	133	6,500
Truist Financial Corp.	12,782	550,009
Trustmark Corp.	635	22,168
UMB Financial Corp.	395	32,990
Umpqua Holdings Corp.	2,681	47,856
Security Description	Shares	Value
United Bankshares, Inc.	1,507	$ 61,018
United Community Banks, Inc.	821	27,750
US Bancorp	18,161	792,001
Valley National Bancorp	5,569	62,985
Veritex Holdings, Inc.	370	10,390
Washington Federal, Inc.	847	28,417
Webster Financial Corp.	821	38,866
Wells Fargo & Co.	42,216	1,743,099
Westamerica BanCorp	181	10,681
Wintrust Financial Corp.	537	45,387
Zions Bancorp NA	1,620	79,639
		16,599,308
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	59	19,442
Brown-Forman Corp. Class B	1,177	77,305
Coca-Cola Co.	18,112	1,152,104
Coca-Cola Consolidated, Inc.	65	33,303
Constellation Brands, Inc. Class A	857	198,610
MGP Ingredients, Inc.	96	10,213
Molson Coors Beverage Co. Class B	4,769	245,699
Monster Beverage Corp. (a)	1,543	156,661
National Beverage Corp. (a)	340	15,820
PepsiCo, Inc.	5,564	1,005,192
		2,914,349
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	7,120	1,150,663
Amgen, Inc.	2,859	750,888
Arrowhead Pharmaceuticals, Inc. (a)	189	7,666
Biogen, Inc. (a)	1,591	440,580
Coherus Biosciences, Inc. (a)	692	5,481
Emergent BioSolutions, Inc. (a)	626	7,393
Enanta Pharmaceuticals, Inc. (a)	156	7,257
Exelixis, Inc. (a)	1,536	24,637
Gilead Sciences, Inc.	12,143	1,042,476
Halozyme Therapeutics, Inc. (a)	356	20,256
Incyte Corp. (a)	739	59,356
iTeos Therapeutics, Inc. (a)	267	5,214
Ligand Pharmaceuticals, Inc. (a)	51	3,407
Moderna, Inc. (a)	1,827	328,166
Myriad Genetics, Inc. (a)	537	7,792
Neurocrine Biosciences, Inc. (a)	209	24,963
Regeneron Pharmaceuticals, Inc. (a)	567	409,085
REGENXBIO, Inc. (a)	329	7,462
uniQure NV (a)	622	14,101
United Therapeutics Corp. (a)	296	82,315
Vanda Pharmaceuticals, Inc. (a)	536	3,961
Vericel Corp. (a)	63	1,659
Vertex Pharmaceuticals, Inc. (a)	869	250,950
Xencor, Inc. (a)	322	8,385
		4,664,113

See accompanying notes to financial statements.
109

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	673	$ 38,522
AAON, Inc.	179	13,482
Allegion PLC	315	33,157
American Woodmark Corp. (a)	444	21,694
Apogee Enterprises, Inc.	369	16,406
Builders FirstSource, Inc. (a)	1,501	97,385
Carlisle Cos., Inc.	235	55,378
Carrier Global Corp.	3,388	139,755
Fortune Brands Innovations, Inc.	1,002	57,224
Gibraltar Industries, Inc. (a)	195	8,947
Griffon Corp.	1,203	43,055
Insteel Industries, Inc.	207	5,697
Johnson Controls International PLC	4,558	291,712
Lennox International, Inc.	153	36,602
Masco Corp.	1,342	62,631
Masterbrand, Inc.	1,002	7,565
Owens Corning	1,083	92,380
PGT Innovations, Inc. (a)	636	11,423
Quanex Building Products Corp.	374	8,856
Resideo Technologies, Inc. (a)	1,891	31,107
Simpson Manufacturing Co., Inc.	188	16,668
Trane Technologies PLC	1,103	185,403
Trex Co., Inc. (a)	179	7,577
UFP Industries, Inc.	536	42,478
		1,325,104
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	355	56,243
Ameriprise Financial, Inc.	710	221,073
B Riley Financial, Inc.	397	13,577
Bank of New York Mellon Corp.	9,905	450,876
BlackRock, Inc.	805	570,447
Blucora, Inc. (a)	371	9,472
Brightsphere Investment Group, Inc.	692	14,241
Cboe Global Markets, Inc.	577	72,396
Charles Schwab Corp.	6,119	509,468
CME Group, Inc.	1,428	240,132
Donnelley Financial Solutions, Inc. (a)	309	11,943
Evercore, Inc. Class A	518	56,503
FactSet Research Systems, Inc.	70	28,085
Federated Hermes, Inc.	813	29,520
Franklin Resources, Inc.	7,125	187,957
Goldman Sachs Group, Inc.	4,555	1,564,096
Interactive Brokers Group, Inc. Class A	2,658	192,306
Intercontinental Exchange, Inc.	2,235	229,289
Invesco, Ltd.	11,757	211,508
Janus Henderson Group PLC	1,764	41,489
Jefferies Financial Group, Inc.	4,893	167,732
MarketAxess Holdings, Inc.	39	10,877
Moody's Corp.	339	94,452
Morgan Stanley	17,691	1,504,089
MSCI, Inc.	74	34,423
Nasdaq, Inc.	1,836	112,639
Security Description	Shares	Value
Northern Trust Corp.	1,563	$ 138,310
Piper Sandler Cos.	183	23,825
Raymond James Financial, Inc.	1,484	158,565
S&P Global, Inc.	262	87,754
SEI Investments Co.	831	48,447
State Street Corp.	3,456	268,082
Stifel Financial Corp.	1,002	58,487
StoneX Group, Inc. (a)	537	51,176
T Rowe Price Group, Inc.	1,477	161,082
Virtus Investment Partners, Inc.	65	12,444
WisdomTree, Inc.	529	2,883
		7,645,888
CHEMICALS — 2.1%
AdvanSix, Inc.	345	13,117
Air Products & Chemicals, Inc.	1,197	368,987
Albemarle Corp.	248	53,781
American Vanguard Corp.	187	4,060
Ashland, Inc.	382	41,077
Avient Corp.	808	27,278
Balchem Corp.	103	12,577
Cabot Corp.	536	35,826
Celanese Corp.	1,003	102,547
CF Industries Holdings, Inc.	858	73,102
Chemours Co.	2,066	63,261
Corteva, Inc.	4,722	277,559
Dow, Inc.	9,594	483,442
DuPont de Nemours, Inc.	6,688	458,997
Eastman Chemical Co.	1,211	98,624
Ecolab, Inc.	998	145,269
FMC Corp.	532	66,394
FutureFuel Corp.	815	6,626
Hawkins, Inc.	116	4,478
HB Fuller Co.	381	27,287
Ingevity Corp. (a)	369	25,992
Innospec, Inc.	183	18,823
International Flavors & Fragrances, Inc.	997	104,526
Koppers Holdings, Inc.	377	10,631
Linde PLC	2,007	654,643
Livent Corp. (a)	482	9,577
LyondellBasell Industries NV Class A	6,662	553,146
Mativ Holdings, Inc.	1,418	29,636
Minerals Technologies, Inc.	309	18,763
Mosaic Co.	2,030	89,056
NewMarket Corp.	74	23,022
Olin Corp.	1,535	81,263
PPG Industries, Inc.	1,312	164,971
Quaker Chemical Corp.	83	13,853
Rayonier Advanced Materials, Inc. (a)	1,534	14,726
RPM International, Inc.	629	61,296
Scotts Miracle-Gro Co.	381	18,513
Sensient Technologies Corp.	298	21,730
Sherwin-Williams Co.	721	171,115
Stepan Co.	189	20,121

See accompanying notes to financial statements.
110

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tredegar Corp.	545	$ 5,570
Trinseo PLC	995	22,596
Valvoline, Inc.	822	26,838
		4,524,696
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	834	37,046
Brady Corp. Class A	371	17,474
Brink's Co.	315	16,919
Cintas Corp.	231	104,324
Clean Harbors, Inc. (a)	328	37,431
Copart, Inc. (a)	1,323	80,557
CoreCivic, Inc. REIT (a)	3,679	42,529
Deluxe Corp.	1,079	18,321
Harsco Corp. (a)	1,490	9,372
Healthcare Services Group, Inc.	655	7,860
HNI Corp.	635	18,053
IAA, Inc. (a)	459	18,360
Interface, Inc.	771	7,610
KAR Auction Services, Inc. (a)	3,065	39,998
Matthews International Corp. Class A	381	11,598
MillerKnoll, Inc.	702	14,749
MSA Safety, Inc.	141	20,331
Pitney Bowes, Inc.	2,506	9,523
Republic Services, Inc.	1,349	174,008
Rollins, Inc.	816	29,817
Stericycle, Inc. (a)	539	26,891
Tetra Tech, Inc.	191	27,731
UniFirst Corp.	156	30,106
Viad Corp. (a)	185	4,512
Waste Management, Inc.	1,504	235,948
		1,041,068
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc.	382	7,178
Arista Networks, Inc. (a)	620	75,237
Calix, Inc. (a)	266	18,202
Ciena Corp. (a)	807	41,141
Cisco Systems, Inc.	23,064	1,098,769
Comtech Telecommunications Corp.	193	2,343
Digi International, Inc. (a)	195	7,127
Extreme Networks, Inc. (a)	530	9,704
F5, Inc. (a)	241	34,586
Harmonic, Inc. (a)	822	10,768
Juniper Networks, Inc.	2,065	65,998
Lumentum Holdings, Inc. (a)	345	17,999
Motorola Solutions, Inc.	409	105,403
NETGEAR, Inc. (a)	735	13,311
NetScout Systems, Inc. (a)	535	17,393
Viasat, Inc. (a)	635	20,098
Viavi Solutions, Inc. (a)	1,012	10,636
		1,555,893
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,057	89,771
Security Description	Shares	Value
Arcosa, Inc.	371	$ 20,160
Comfort Systems USA, Inc.	316	36,365
Dycom Industries, Inc. (a)	292	27,331
EMCOR Group, Inc.	461	68,279
Fluor Corp. (a)	3,587	124,325
Granite Construction, Inc.	540	18,938
MasTec, Inc. (a)	788	67,240
MDU Resources Group, Inc.	2,660	80,704
MYR Group, Inc. (a)	192	17,678
NV5 Global, Inc. (a)	82	10,850
Quanta Services, Inc.	548	78,090
Valmont Industries, Inc.	128	42,326
		682,057
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	185	24,577
Martin Marietta Materials, Inc.	226	76,381
Vulcan Materials Co.	436	76,348
		177,306
CONSUMER FINANCE — 1.1%
American Express Co.	3,989	589,375
Capital One Financial Corp.	9,920	922,163
Discover Financial Services	3,002	293,686
Encore Capital Group, Inc. (a)	630	30,202
Enova International, Inc. (a)	1,012	38,830
EZCORP, Inc. Class A (a)	1,976	16,104
FirstCash Holdings, Inc.	377	32,765
Green Dot Corp. Class A (a)	538	8,511
LendingTree, Inc. (a)	4	85
Navient Corp.	2,857	46,998
PRA Group, Inc. (a)	539	18,207
Prog Holdings, Inc. (a)	1,549	26,163
SLM Corp.	2,381	39,525
Synchrony Financial	11,731	385,481
World Acceptance Corp. (a)	121	7,979
		2,456,074
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	14,250	169,718
AptarGroup, Inc.	352	38,713
Avery Dennison Corp.	428	77,468
Ball Corp.	1,310	66,993
Greif, Inc. Class A	667	44,729
International Paper Co.	9,489	328,604
Myers Industries, Inc.	371	8,247
O-I Glass, Inc. (a)	4,372	72,444
Packaging Corp. of America	616	78,793
Sealed Air Corp.	772	38,507
Silgan Holdings, Inc.	1,157	59,979
Sonoco Products Co.	985	59,799
Westrock Co.	6,672	234,588
		1,278,582
DISTRIBUTORS — 0.2%
Genuine Parts Co.	1,067	185,135
LKQ Corp.	2,457	131,228

See accompanying notes to financial statements.
111

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pool Corp.	84	$ 25,396
		341,759
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	651	23,110
Graham Holdings Co. Class B	91	54,983
Grand Canyon Education, Inc. (a)	192	20,287
H&R Block, Inc.	1,754	64,038
Perdoceo Education Corp. (a)	1,774	24,659
Service Corp. International	897	62,019
Strategic Education, Inc.	330	25,846
WW International, Inc. (a)	628	2,424
		277,366
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Berkshire Hathaway, Inc. Class B (a)	19,961	6,165,953
Voya Financial, Inc.	2,530	155,570
		6,321,523
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	185,566	3,416,270
ATN International, Inc.	184	8,337
Cogent Communications Holdings, Inc.	201	11,473
Consolidated Communications Holdings, Inc. (a)	2,348	8,406
Iridium Communications, Inc. (a)	429	22,051
Lumen Technologies, Inc.	24,619	128,511
Verizon Communications, Inc.	56,232	2,215,541
		5,810,589
ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	704	45,415
Alliant Energy Corp.	1,365	75,362
American Electric Power Co., Inc.	3,896	369,925
Constellation Energy Corp.	1,771	152,678
Duke Energy Corp.	5,090	524,219
Edison International	2,849	181,253
Entergy Corp.	1,972	221,850
Evergy, Inc.	2,181	137,250
Eversource Energy	2,678	224,524
Exelon Corp.	13,219	571,457
FirstEnergy Corp.	4,273	179,210
Hawaiian Electric Industries, Inc.	1,017	42,562
IDACORP, Inc.	332	35,806
NextEra Energy, Inc.	8,087	676,073
NRG Energy, Inc.	6,206	197,475
OGE Energy Corp.	1,891	74,789
Pinnacle West Capital Corp.	1,466	111,475
PNM Resources, Inc.	799	38,983
PPL Corp.	9,798	286,298
Southern Co.	8,403	600,058
Xcel Energy, Inc.	3,592	251,835
		4,998,497
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	218	36,103
Security Description	Shares	Value
AMETEK, Inc.	692	$ 96,686
AZZ, Inc.	190	7,638
Eaton Corp. PLC	2,149	337,286
Emerson Electric Co.	3,118	299,515
Encore Wire Corp.	183	25,173
EnerSys	373	27,542
Generac Holdings, Inc. (a)	160	16,106
Hubbell, Inc.	299	70,169
nVent Electric PLC	1,305	50,203
Powell Industries, Inc.	192	6,755
Regal Rexnord Corp.	258	30,955
Rockwell Automation, Inc.	359	92,468
Sunrun, Inc. (a)	1,084	26,038
Vicor Corp. (a)	6	322
		1,122,959
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	192	16,470
Amphenol Corp. Class A	1,464	111,469
Arrow Electronics, Inc. (a)	1,601	167,417
Avnet, Inc.	2,513	104,491
Badger Meter, Inc.	82	8,940
Belden, Inc.	372	26,747
Benchmark Electronics, Inc.	1,012	27,010
CDW Corp.	679	121,256
Cognex Corp.	194	9,139
Coherent Corp. (a)	606	21,271
Corning, Inc.	4,844	154,717
CTS Corp.	368	14,507
ePlus, Inc. (a)	352	15,587
Fabrinet (a)	231	29,619
FARO Technologies, Inc. (a)	8	235
Insight Enterprises, Inc. (a)	407	40,810
IPG Photonics Corp. (a)	342	32,377
Itron, Inc. (a)	379	19,196
Jabil, Inc.	3,639	248,180
Keysight Technologies, Inc. (a)	535	91,522
Knowles Corp. (a)	1,001	16,436
Littelfuse, Inc.	124	27,305
Methode Electronics, Inc.	377	16,727
National Instruments Corp.	804	29,668
OSI Systems, Inc. (a)	184	14,632
PC Connection, Inc.	371	17,400
Plexus Corp. (a)	257	26,453
Rogers Corp. (a)	83	9,905
Sanmina Corp. (a)	1,557	89,200
ScanSource, Inc. (a)	814	23,785
TD SYNNEX Corp.	1,044	98,877
TE Connectivity, Ltd.	1,705	195,734
Teledyne Technologies, Inc. (a)	179	71,584
Trimble, Inc. (a)	1,001	50,611
TTM Technologies, Inc. (a)	2,978	44,908
Vishay Intertechnology, Inc.	1,854	39,991
Vontier Corp.	804	15,541

See accompanying notes to financial statements.
112

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	221	$ 56,667
		2,106,384
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	3,394	30,478
Baker Hughes Co.	5,644	166,667
Bristow Group, Inc. (a)	238	6,457
ChampionX Corp.	1,163	33,715
Core Laboratories NV	163	3,304
Dril-Quip, Inc. (a)	373	10,134
Halliburton Co.	4,073	160,273
Helix Energy Solutions Group, Inc. (a)	4,683	34,561
Helmerich & Payne, Inc.	1,011	50,115
Nabors Industries, Ltd. (a)	244	37,788
Nov, Inc.	3,696	77,209
Oceaneering International, Inc. (a)	745	13,030
Oil States International, Inc. (a)	1,008	7,520
Patterson-UTI Energy, Inc.	1,928	32,468
ProPetro Holding Corp. (a)	1,333	13,823
RPC, Inc.	2,367	21,043
Schlumberger, Ltd.	9,367	500,760
US Silica Holdings, Inc. (a)	1,029	12,863
		1,212,208
ENTERTAINMENT — 0.8%
Activision Blizzard, Inc.	2,413	184,715
Cinemark Holdings, Inc. (a)	1,311	11,353
Electronic Arts, Inc.	896	109,473
Live Nation Entertainment, Inc. (a)	397	27,687
Marcus Corp.	703	10,116
Netflix, Inc. (a)	949	279,841
Take-Two Interactive Software, Inc. (a)	534	55,606
Walt Disney Co. (a)	6,164	535,528
Warner Bros Discovery, Inc. (a)	56,835	538,796
World Wrestling Entertainment, Inc. Class A	204	13,978
		1,767,093
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.1%
Acadia Realty Trust REIT	545	7,821
Agree Realty Corp. REIT	459	32,557
Alexander & Baldwin, Inc. REIT	699	13,092
Alexandria Real Estate Equities, Inc. REIT	562	81,867
American Assets Trust, Inc. REIT	547	14,496
American Tower Corp. REIT	1,168	247,453
Apartment Income REIT Corp.	732	25,115
Armada Hoffler Properties, Inc. REIT	540	6,210
AvalonBay Communities, Inc. REIT	635	102,565
Boston Properties, Inc. REIT	739	49,942
Brandywine Realty Trust REIT	2,482	15,264
Brixmor Property Group, Inc. REIT	2,183	49,489
Camden Property Trust REIT	382	42,738
CareTrust REIT, Inc.	925	17,187
Security Description	Shares	Value
Centerspace REIT	181	$ 10,619
Chatham Lodging Trust REIT	815	10,000
Community Healthcare Trust, Inc. REIT	225	8,055
Corporate Office Properties Trust REIT	994	25,784
Cousins Properties, Inc. REIT	1,209	30,576
Crown Castle, Inc. REIT	1,444	195,864
DiamondRock Hospitality Co. REIT	1,795	14,701
Digital Realty Trust, Inc. REIT	1,156	115,912
Douglas Emmett, Inc. REIT	1,361	21,340
Easterly Government Properties, Inc. REIT	539	7,692
EastGroup Properties, Inc. REIT	90	13,325
Elme Communities REIT	997	17,747
EPR Properties REIT	647	24,405
Equinix, Inc. REIT	234	153,277
Equity Residential REIT	1,774	104,666
Essential Properties Realty Trust, Inc. REIT	628	14,739
Essex Property Trust, Inc. REIT	246	52,132
Extra Space Storage, Inc. REIT	390	57,400
Federal Realty Investment Trust REIT	359	36,273
First Industrial Realty Trust, Inc. REIT	427	20,607
Four Corners Property Trust, Inc. REIT	378	9,802
Franklin Street Properties Corp. REIT	1,714	4,679
GEO Group, Inc. REIT (a)	4,059	44,446
Getty Realty Corp. REIT	537	18,177
Global Net Lease, Inc. REIT	2,624	32,984
Healthpeak Properties, Inc. REIT	3,491	87,519
Hersha Hospitality Trust Class A REIT	1,167	9,943
Highwoods Properties, Inc. REIT	996	27,868
Host Hotels & Resorts, Inc. REIT	3,744	60,091
Hudson Pacific Properties, Inc. REIT	1,462	14,225
Independence Realty Trust, Inc. REIT	584	9,846
Industrial Logistics Properties Trust REIT	810	2,649
Innovative Industrial Properties, Inc. REIT	74	7,500
Iron Mountain, Inc. REIT	1,591	79,311
iStar, Inc. REIT	996	7,599
JBG SMITH Properties REIT	974	18,487
Kilroy Realty Corp. REIT	854	33,024
Kimco Realty Corp. REIT	3,368	71,334
Kite Realty Group Trust REIT	900	18,945
Lamar Advertising Co. Class A REIT	464	43,802
Life Storage, Inc. REIT	265	26,103
LTC Properties, Inc. REIT	376	13,359
LXP Industrial Trust REIT	2,162	21,663

See accompanying notes to financial statements.
113

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Macerich Co. REIT	2,781	$ 31,314
Medical Properties Trust, Inc. REIT	5,615	62,551
Mid-America Apartment Communities, Inc. REIT	382	59,970
National Retail Properties, Inc. REIT	1,486	67,999
National Storage Affiliates Trust REIT	379	13,689
NexPoint Residential Trust, Inc. REIT	85	3,699
Office Properties Income Trust REIT	1,335	17,822
Omega Healthcare Investors, Inc. REIT	3,126	87,372
Park Hotels & Resorts, Inc. REIT	2,548	30,041
Pebblebrook Hotel Trust REIT	1,149	15,385
Physicians Realty Trust REIT	1,798	26,017
PotlatchDeltic Corp. REIT	1,076	47,333
Prologis, Inc. REIT	2,910	328,044
Public Storage REIT	515	144,298
Rayonier, Inc. REIT	561	18,491
Realty Income Corp. REIT	2,533	160,668
Regency Centers Corp. REIT	1,123	70,188
Retail Opportunity Investments Corp. REIT	673	10,115
Rexford Industrial Realty, Inc. REIT	335	18,304
RPT Realty REIT	814	8,173
Sabra Health Care REIT, Inc.	3,207	39,863
Safehold, Inc. REIT	200	5,724
Saul Centers, Inc. REIT	173	7,038
SBA Communications Corp. REIT	84	23,546
Service Properties Trust REIT	4,644	33,855
Simon Property Group, Inc. REIT	1,010	118,655
SITE Centers Corp. REIT	1,619	22,116
SL Green Realty Corp. REIT	601	20,266
Spirit Realty Capital, Inc. REIT	1,147	45,800
STORE Capital Corp. REIT	2,532	81,176
Summit Hotel Properties, Inc. REIT	1,304	9,415
Tanger Factory Outlet Centers, Inc. REIT	1,202	21,564
UDR, Inc. REIT	1,010	39,117
Uniti Group, Inc. REIT	1,137	6,288
Universal Health Realty Income Trust REIT	8	382
Urban Edge Properties REIT	1,002	14,118
Urstadt Biddle Properties, Inc. Class A REIT	537	10,176
Ventas, Inc. REIT	2,585	116,454
Veris Residential, Inc. REIT (a)	995	15,850
Vornado Realty Trust REIT	4,029	83,844
Welltower, Inc. REIT	2,115	138,638
Weyerhaeuser Co. REIT	5,037	156,147
Whitestone REIT	429	4,136
Xenia Hotels & Resorts, Inc. REIT	991	13,061
		4,552,968
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 3.9%
Andersons, Inc.	816	$ 28,552
BJ's Wholesale Club Holdings, Inc. (a)	1,009	66,755
Casey's General Stores, Inc.	357	80,093
Chefs' Warehouse, Inc. (a)	372	12,380
Costco Wholesale Corp.	1,789	816,679
Grocery Outlet Holding Corp. (a)	465	13,573
Kroger Co.	16,933	754,873
Performance Food Group Co. (a)	4,016	234,494
PriceSmart, Inc.	364	22,124
SpartanNash Co.	1,002	30,301
Sprouts Farmers Market, Inc. (a)	1,463	47,357
Sysco Corp.	3,905	298,537
United Natural Foods, Inc. (a)	1,473	57,020
Walgreens Boots Alliance, Inc.	18,706	698,856
Walmart, Inc.	36,749	5,210,641
		8,372,235
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	5,409	502,226
B&G Foods, Inc.	1,633	18,208
Calavo Growers, Inc.	314	9,232
Cal-Maine Foods, Inc.	202	10,999
Campbell Soup Co.	2,642	149,933
Conagra Brands, Inc.	5,168	200,002
Darling Ingredients, Inc. (a)	684	42,812
Flowers Foods, Inc.	1,990	57,193
Fresh Del Monte Produce, Inc.	1,002	26,242
General Mills, Inc.	4,526	379,505
Hain Celestial Group, Inc. (a)	630	10,193
Hershey Co.	665	153,994
Hormel Foods Corp.	3,185	145,077
Hostess Brands, Inc. (a)	890	19,972
Ingredion, Inc.	857	83,926
J & J Snack Foods Corp.	129	19,313
JM Smucker Co.	1,009	159,886
John B Sanfilippo & Son, Inc.	179	14,556
Kellogg Co.	3,438	244,923
Kraft Heinz Co.	20,588	838,137
Lamb Weston Holdings, Inc.	553	49,416
Lancaster Colony Corp.	148	29,200
McCormick & Co., Inc.	999	82,807
Mondelez International, Inc. Class A	7,586	505,607
Pilgrim's Pride Corp. (a)	1,352	32,083
Post Holdings, Inc. (a)	737	66,522
Seneca Foods Corp. Class A (a)	188	11,459
Simply Good Foods Co. (a)	450	17,113
Tootsie Roll Industries, Inc.	379	16,134
TreeHouse Foods, Inc. (a)	1,417	69,971
Tyson Foods, Inc. Class A	7,547	469,801
		4,436,442
GAS UTILITIES — 0.3%
Atmos Energy Corp.	692	77,552
Chesapeake Utilities Corp.	124	14,654

See accompanying notes to financial statements.
114

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
National Fuel Gas Co.	822	$ 52,032
New Jersey Resources Corp.	711	35,280
Northwest Natural Holding Co.	439	20,892
ONE Gas, Inc.	355	26,881
South Jersey Industries, Inc.	985	34,997
Southwest Gas Holdings, Inc.	689	42,635
Spire, Inc.	652	44,897
UGI Corp.	5,309	196,805
		546,625
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	5,972	655,666
Align Technology, Inc. (a)	208	43,867
AngioDynamics, Inc. (a)	320	4,406
Artivion, Inc. (a)	8	97
Avanos Medical, Inc. (a)	365	9,877
Baxter International, Inc.	2,254	114,886
Becton Dickinson & Co.	1,125	286,087
Boston Scientific Corp. (a)	5,829	269,708
CONMED Corp.	44	3,900
Cooper Cos., Inc.	183	60,513
DENTSPLY SIRONA, Inc.	1,155	36,775
DexCom, Inc. (a)	444	50,279
Edwards Lifesciences Corp. (a)	1,301	97,068
Embecta Corp.	207	5,235
Enovis Corp. (a)	328	17,555
Envista Holdings Corp. (a)	845	28,451
Glaukos Corp. (a)	142	6,203
Globus Medical, Inc. Class A (a)	366	27,183
Haemonetics Corp. (a)	186	14,629
Hologic, Inc. (a)	1,363	101,966
ICU Medical, Inc. (a)	124	19,527
IDEXX Laboratories, Inc. (a)	101	41,204
Integer Holdings Corp. (a)	194	13,281
Integra LifeSciences Holdings Corp. (a)	350	19,624
Intuitive Surgical, Inc. (a)	733	194,502
Lantheus Holdings, Inc. (a)	90	4,586
LivaNova PLC (a)	185	10,275
Masimo Corp. (a)	143	21,157
Medtronic PLC	7,158	556,320
Meridian Bioscience, Inc. (a)	156	5,181
Merit Medical Systems, Inc. (a)	187	13,206
Neogen Corp. (a)	750	11,422
NuVasive, Inc. (a)	194	8,001
Omnicell, Inc. (a)	132	6,655
Orthofix Medical, Inc. (a)	237	4,866
Penumbra, Inc. (a)	8	1,780
QuidelOrtho Corp. (a)	537	46,005
ResMed, Inc.	165	34,341
STERIS PLC	237	43,771
Stryker Corp.	841	205,616
Surmodics, Inc. (a)	5	171
Tandem Diabetes Care, Inc. (a)	83	3,731
Teleflex, Inc.	108	26,960
Varex Imaging Corp. (a)	192	3,898
Zimmer Biomet Holdings, Inc.	1,096	139,740
Security Description	Shares	Value
Zimvie, Inc. (a)	545	$ 5,090
		3,275,261
HEALTH CARE PROVIDERS & SERVICES — 6.2%
Acadia Healthcare Co., Inc. (a)	694	57,130
Addus HomeCare Corp. (a)	69	6,865
Amedisys, Inc. (a)	130	10,860
AmerisourceBergen Corp.	4,202	696,313
AMN Healthcare Services, Inc. (a)	326	33,519
Apollo Medical Holdings, Inc. (a)	231	6,835
Cardinal Health, Inc.	6,825	524,638
Centene Corp. (a)	7,614	624,424
Chemed Corp.	37	18,886
Cigna Corp.	4,064	1,346,566
Community Health Systems, Inc. (a)	3,372	14,567
CorVel Corp. (a)	51	7,412
Cross Country Healthcare, Inc. (a)	460	12,222
CVS Health Corp.	34,212	3,188,216
DaVita, Inc. (a)	1,439	107,450
Elevance Health, Inc.	1,841	944,378
Encompass Health Corp.	682	40,790
Enhabit, Inc. (a)	341	4,488
Ensign Group, Inc.	189	17,881
Fulgent Genetics, Inc. (a)	497	14,801
HCA Healthcare, Inc.	2,068	496,237
HealthEquity, Inc. (a)	187	11,527
Henry Schein, Inc. (a)	1,033	82,506
Humana, Inc.	1,224	626,921
Laboratory Corp. of America Holdings	867	204,161
LHC Group, Inc. (a)	177	28,619
McKesson Corp.	3,692	1,384,943
ModivCare, Inc. (a)	125	11,216
Molina Healthcare, Inc. (a)	434	143,316
OmniAb, Inc. (c)	38	—
Option Care Health, Inc. (a)	716	21,544
Owens & Minor, Inc.	1,022	19,960
Patterson Cos., Inc.	1,208	33,860
Pediatrix Medical Group, Inc. (a)	1,196	17,773
Pennant Group, Inc. (a)	179	1,965
Quest Diagnostics, Inc.	1,292	202,121
R1 RCM, Inc. (a)	440	4,818
RadNet, Inc. (a)	391	7,363
Select Medical Holdings Corp.	2,683	66,619
Tenet Healthcare Corp. (a)	1,400	68,306
UnitedHealth Group, Inc.	4,335	2,298,330
Universal Health Services, Inc. Class B	861	121,306
US Physical Therapy, Inc.	81	6,563
		13,538,215
HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (a)	1,533	27,042
Computer Programs & Systems, Inc. (a)	8	218

See accompanying notes to financial statements.
115

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	368	$ 6,911
		34,171
HOTELS, RESTAURANTS & LEISURE — 1.2%
BJ's Restaurants, Inc. (a)	134	3,535
Bloomin' Brands, Inc.	1,195	24,043
Booking Holdings, Inc. (a)	103	207,574
Boyd Gaming Corp.	545	29,719
Brinker International, Inc. (a)	580	18,508
Caesars Entertainment, Inc. (a)	698	29,037
Carnival Corp. (a)	12,911	104,063
Cheesecake Factory, Inc.	196	6,215
Chipotle Mexican Grill, Inc. (a)	57	79,087
Choice Hotels International, Inc.	88	9,912
Churchill Downs, Inc.	33	6,977
Chuy's Holdings, Inc. (a)	51	1,443
Cracker Barrel Old Country Store, Inc.	214	20,274
Darden Restaurants, Inc.	699	96,693
Dave & Buster's Entertainment, Inc. (a)	189	6,698
Dine Brands Global, Inc.	169	10,917
Domino's Pizza, Inc.	79	27,366
El Pollo Loco Holdings, Inc.	634	6,315
Expedia Group, Inc. (a)	311	27,244
Golden Entertainment, Inc. (a)	241	9,013
Hilton Worldwide Holdings, Inc.	246	31,085
Jack in the Box, Inc.	141	9,620
Las Vegas Sands Corp. (a)	3,705	178,099
Light & Wonder, Inc. Class A (a)	431	25,257
Marriott International, Inc. Class A	555	82,634
Marriott Vacations Worldwide Corp.	164	22,073
McDonald's Corp.	2,285	602,166
MGM Resorts International	2,499	83,791
Monarch Casino & Resort, Inc. (a)	181	13,917
Norwegian Cruise Line Holdings, Ltd. (a)	2,186	26,757
Papa John's International, Inc.	133	10,947
Penn Entertainment, Inc. (a)	1,250	37,125
Royal Caribbean Cruises, Ltd. (a)	1,157	57,190
Ruth's Hospitality Group, Inc.	160	2,477
Shake Shack, Inc. Class A (a)	35	1,454
Six Flags Entertainment Corp. (a)	355	8,254
Starbucks Corp.	4,635	459,792
Texas Roadhouse, Inc.	339	30,832
Travel + Leisure Co.	678	24,679
Wendy's Co.	1,163	26,319
Wyndham Hotels & Resorts, Inc.	196	13,977
Wynn Resorts, Ltd. (a)	382	31,503
Yum! Brands, Inc.	824	105,538
		2,610,119
HOUSEHOLD DURABLES — 1.3%
Cavco Industries, Inc. (a)	46	10,408
Century Communities, Inc.	749	37,457
D.R. Horton, Inc.	4,217	375,903
Ethan Allen Interiors, Inc.	377	9,960
Security Description	Shares	Value
Garmin, Ltd.	998	$ 92,105
Helen of Troy, Ltd. (a)	141	15,638
Installed Building Products, Inc.	135	11,556
iRobot Corp. (a)	181	8,712
KB Home	2,172	69,178
La-Z-Boy, Inc.	1,118	25,513
Leggett & Platt, Inc.	1,749	56,370
Lennar Corp. Class A	6,616	598,748
LGI Homes, Inc. (a)	295	27,317
M/I Homes, Inc. (a)	727	33,573
MDC Holdings, Inc.	1,440	45,504
Meritage Homes Corp. (a)	949	87,498
Mohawk Industries, Inc. (a)	1,389	141,984
Newell Brands, Inc.	9,579	125,293
NVR, Inc. (a)	20	92,252
PulteGroup, Inc.	5,984	272,452
Sonos, Inc. (a)	569	9,616
Taylor Morrison Home Corp. (a)	3,117	94,601
Tempur Sealy International, Inc.	1,156	39,685
Toll Brothers, Inc.	2,841	141,823
TopBuild Corp. (a)	163	25,508
Tri Pointe Homes, Inc. (a)	2,822	52,461
Universal Electronics, Inc. (a)	185	3,850
Whirlpool Corp.	1,409	199,317
		2,704,282
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (a)	183	6,853
Central Garden & Pet Co. Class A (a)	377	13,497
Church & Dwight Co., Inc.	723	58,281
Clorox Co.	684	95,986
Colgate-Palmolive Co.	3,303	260,243
Energizer Holdings, Inc.	804	26,974
Kimberly-Clark Corp.	2,254	305,981
Procter & Gamble Co.	9,583	1,452,399
WD-40 Co.	4	645
		2,220,859
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,329	124,502
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,396	647,089
General Electric Co.	6,118	512,627
Honeywell International, Inc.	3,104	665,187
		1,824,903
INSURANCE — 5.1%
Aflac, Inc.	7,593	546,240
Allstate Corp.	3,559	482,600
Ambac Financial Group, Inc. (a)	991	17,283
American Equity Investment Life Holding Co.	1,836	83,758
American Financial Group, Inc.	1,806	247,928
American International Group, Inc.	9,971	630,566
AMERISAFE, Inc.	185	9,614

See accompanying notes to financial statements.
116

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aon PLC Class A	440	$ 132,062
Arthur J Gallagher & Co.	689	129,904
Assurant, Inc.	613	76,662
Assured Guaranty, Ltd.	908	56,532
Brighthouse Financial, Inc. (a)	1,965	100,746
Brown & Brown, Inc.	871	49,621
Chubb, Ltd.	4,014	885,488
Cincinnati Financial Corp.	1,474	150,923
CNO Financial Group, Inc.	3,042	69,510
Employers Holdings, Inc.	368	15,872
Everest Re Group, Ltd.	1,029	340,877
First American Financial Corp.	2,780	145,505
Genworth Financial, Inc. Class A (a)	12,924	68,368
Globe Life, Inc.	1,208	145,624
Hanover Insurance Group, Inc.	523	70,673
Hartford Financial Services Group, Inc.	4,379	332,060
HCI Group, Inc.	55	2,177
Horace Mann Educators Corp.	1,042	38,940
James River Group Holdings, Ltd.	952	19,906
Kemper Corp.	1,511	74,341
Kinsale Capital Group, Inc.	56	14,645
Lincoln National Corp.	4,004	123,003
Loews Corp.	5,169	301,508
Marsh & McLennan Cos., Inc.	1,432	236,967
Mercury General Corp.	819	28,010
MetLife, Inc.	17,160	1,241,869
Old Republic International Corp.	7,226	174,508
Primerica, Inc.	321	45,524
Principal Financial Group, Inc.	5,992	502,849
ProAssurance Corp.	815	14,238
Progressive Corp.	6,476	840,002
Prudential Financial, Inc.	9,582	953,026
Reinsurance Group of America, Inc.	1,702	241,837
RenaissanceRe Holdings, Ltd.	566	104,274
RLI Corp.	179	23,497
Safety Insurance Group, Inc.	182	15,335
Selective Insurance Group, Inc.	537	47,584
SiriusPoint, Ltd. (a)	2,694	15,895
Stewart Information Services Corp.	694	29,655
Travelers Cos., Inc.	3,147	590,031
United Fire Group, Inc.	585	16,006
Universal Insurance Holdings, Inc.	373	3,950
Unum Group	4,859	199,365
W R Berkley Corp.	2,014	146,156
Willis Towers Watson PLC	728	178,054
		11,011,568
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class A (a)	17,352	1,530,967
Alphabet, Inc. Class C (a)	15,448	1,370,701
Cars.com, Inc. (a)	822	11,319
Match Group, Inc. (a)	579	24,023
Meta Platforms, Inc. Class A (a)	12,644	1,521,579
QuinStreet, Inc. (a)	629	9,026
TripAdvisor, Inc. (a)	522	9,386
Security Description	Shares	Value
Yelp, Inc. (a)	495	$ 13,533
Ziff Davis, Inc. (a)	314	24,837
		4,515,371
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Amazon.com, Inc. (a)	27,571	2,315,964
eBay, Inc.	5,328	220,952
Etsy, Inc. (a)	314	37,611
Liquidity Services, Inc. (a)	185	2,601
PetMed Express, Inc.	534	9,452
Shutterstock, Inc.	119	6,274
		2,592,854
IT SERVICES — 2.6%
Accenture PLC Class A	1,597	426,143
Akamai Technologies, Inc. (a)	642	54,121
Automatic Data Processing, Inc.	1,030	246,026
Bread Financial Holdings, Inc.	1,359	51,180
Broadridge Financial Solutions, Inc.	368	49,360
Cognizant Technology Solutions Corp. Class A	2,811	160,761
Concentrix Corp.	227	30,227
CSG Systems International, Inc.	188	10,754
DXC Technology Co. (a)	6,195	164,167
EPAM Systems, Inc. (a)	161	52,766
Euronet Worldwide, Inc. (a)	241	22,746
EVERTEC, Inc.	193	6,249
ExlService Holdings, Inc. (a)	102	17,282
Fidelity National Information Services, Inc.	4,049	274,725
Fiserv, Inc. (a)	3,416	345,255
FleetCor Technologies, Inc. (a)	347	63,737
Gartner, Inc. (a)	213	71,598
Genpact, Ltd.	934	43,263
Global Payments, Inc.	1,480	146,994
International Business Machines Corp.	10,017	1,411,295
Jack Henry & Associates, Inc.	150	26,334
Kyndryl Holdings, Inc. (a)	5,513	61,304
Mastercard, Inc. Class A	973	338,341
MAXIMUS, Inc.	370	27,132
Paychex, Inc.	979	113,133
PayPal Holdings, Inc. (a)	3,870	275,621
Perficient, Inc. (a)	125	8,729
Sabre Corp. (a)	1,276	7,886
TTEC Holdings, Inc.	209	9,223
Unisys Corp. (a)	714	3,648
VeriSign, Inc. (a)	241	49,511
Visa, Inc. Class A	4,150	862,204
Western Union Co.	5,136	70,723
WEX, Inc. (a)	152	24,875
		5,527,313
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	571	41,158
Hasbro, Inc.	984	60,034
Mattel, Inc. (a)	1,476	26,332

See accompanying notes to financial statements.
117

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Polaris, Inc.	614	$ 62,014
Sturm Ruger & Co., Inc.	176	8,909
Topgolf Callaway Brands Corp. (a)	1,268	25,043
Vista Outdoor, Inc. (a)	827	20,154
YETI Holdings, Inc. (a)	211	8,716
		252,360
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	621	92,933
Azenta, Inc. (a)	176	10,247
Bio-Rad Laboratories, Inc. Class A (a)	550	231,269
Bio-Techne Corp.	172	14,255
Bruker Corp.	343	23,444
Charles River Laboratories International, Inc. (a)	211	45,977
Danaher Corp.	1,637	434,493
Illumina, Inc. (a)	326	65,917
IQVIA Holdings, Inc. (a)	756	154,897
Medpace Holdings, Inc. (a)	131	27,826
Mettler-Toledo International, Inc. (a)	47	67,936
NeoGenomics, Inc. (a)	711	6,570
PerkinElmer, Inc.	382	53,564
Repligen Corp. (a)	100	16,931
Syneos Health, Inc. (a)	684	25,089
Thermo Fisher Scientific, Inc.	822	452,667
Waters Corp. (a)	184	63,035
West Pharmaceutical Services, Inc.	84	19,769
		1,806,819
MACHINERY — 1.9%
AGCO Corp.	597	82,798
Alamo Group, Inc.	65	9,204
Albany International Corp. Class A	181	17,845
Astec Industries, Inc.	182	7,400
Barnes Group, Inc.	476	19,445
Caterpillar, Inc.	2,801	671,008
Chart Industries, Inc. (a)	143	16,478
CIRCOR International, Inc. (a)	171	4,097
Crane Holdings Co.	395	39,678
Cummins, Inc.	1,367	331,210
Deere & Co.	1,115	478,067
Donaldson Co., Inc.	546	32,143
Dover Corp.	555	75,153
Enerpac Tool Group Corp.	374	9,518
EnPro Industries, Inc.	220	23,912
Esab Corp.	328	15,390
ESCO Technologies, Inc.	181	15,845
Federal Signal Corp.	373	17,333
Flowserve Corp.	1,008	30,925
Fortive Corp.	1,885	121,111
Franklin Electric Co., Inc.	195	15,551
Graco, Inc.	519	34,908
Greenbrier Cos., Inc.	491	16,463
Hillenbrand, Inc.	683	29,144
IDEX Corp.	268	61,192
Illinois Tool Works, Inc.	1,129	248,719
Security Description	Shares	Value
Ingersoll Rand, Inc.	1,151	$ 60,140
ITT, Inc.	355	28,790
John Bean Technologies Corp.	142	12,969
Kennametal, Inc.	901	21,678
Lincoln Electric Holdings, Inc.	220	31,788
Lindsay Corp.	6	977
Middleby Corp. (a)	288	38,563
Mueller Industries, Inc.	497	29,323
Nordson Corp.	186	44,216
Oshkosh Corp.	707	62,350
Otis Worldwide Corp.	1,193	93,424
PACCAR, Inc.	3,377	334,222
Parker-Hannifin Corp.	683	198,753
Pentair PLC	819	36,839
Proto Labs, Inc. (a)	30	766
Snap-on, Inc.	407	92,995
SPX Technologies, Inc. (a)	383	25,144
Standex International Corp.	112	11,470
Stanley Black & Decker, Inc.	1,222	91,797
Tennant Co.	164	10,097
Terex Corp.	908	38,790
Timken Co.	896	63,320
Titan International, Inc. (a)	485	7,430
Toro Co.	372	42,110
Trinity Industries, Inc.	1,281	37,879
Wabash National Corp.	1,381	31,211
Watts Water Technologies, Inc. Class A	185	27,053
Westinghouse Air Brake Technologies Corp.	1,010	100,808
Xylem, Inc.	719	79,500
		4,078,939
MARINE — 0.0% (d)
Kirby Corp. (a)	556	35,779
Matson, Inc.	359	22,441
		58,220
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	992	15,545
Cable One, Inc.	23	16,373
Charter Communications, Inc. Class A (a)	1,441	488,643
Comcast Corp. Class A	41,766	1,460,557
DISH Network Corp. Class A (a)	6,323	88,775
EW Scripps Co. Class A (a)	1,620	21,368
Fox Corp. Class A	3,405	103,410
Fox Corp. Class B	1,576	44,837
Gannett Co., Inc. (a)	4,503	9,141
Interpublic Group of Cos., Inc.	3,722	123,980
John Wiley & Sons, Inc. Class A	535	21,432
New York Times Co. Class A	352	11,426
News Corp. Class A	3,676	66,903
News Corp. Class B	1,206	22,238
Omnicom Group, Inc.	1,961	159,959
Paramount Global Class B	13,051	220,301
Scholastic Corp.	380	14,995

See accompanying notes to financial statements.
118

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TEGNA, Inc.	2,082	$ 44,117
Thryv Holdings, Inc. (a)	786	14,934
		2,948,934
METALS & MINING — 0.8%
Alcoa Corp.	713	32,420
Arconic Corp. (a)	1,371	29,010
ATI, Inc. (a)	1,149	34,309
Carpenter Technology Corp.	531	19,615
Century Aluminum Co. (a)	504	4,123
Cleveland-Cliffs, Inc. (a)	3,107	50,054
Commercial Metals Co.	1,701	82,158
Compass Minerals International, Inc.	369	15,129
Freeport-McMoRan, Inc.	4,871	185,098
Haynes International, Inc.	184	8,407
Kaiser Aluminum Corp.	182	13,825
Materion Corp.	185	16,189
Newmont Corp.	4,175	197,060
Nucor Corp.	2,547	335,720
Olympic Steel, Inc.	369	12,391
Reliance Steel & Aluminum Co.	686	138,874
Royal Gold, Inc.	255	28,744
Steel Dynamics, Inc.	1,910	186,607
SunCoke Energy, Inc.	2,093	18,063
TimkenSteel Corp. (a)	536	9,739
United States Steel Corp.	6,100	152,805
Warrior Met Coal, Inc.	704	24,387
Worthington Industries, Inc.	781	38,823
		1,633,550
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,556	38,262
ARMOUR Residential REIT, Inc.	3,444	19,390
Ellington Financial, Inc. REIT	718	8,882
Franklin BSP Realty Trust, Inc. REIT	858	11,068
Granite Point Mortgage Trust, Inc. REIT	822	4,406
Invesco Mortgage Capital, Inc. REIT	872	11,101
KKR Real Estate Finance Trust, Inc. REIT	1,156	16,138
New York Mortgage Trust, Inc. REIT	9,653	24,712
PennyMac Mortgage Investment Trust REIT	2,393	29,649
Ready Capital Corp. REIT	868	9,669
Redwood Trust, Inc. REIT	3,087	20,868
Two Harbors Investment Corp.	2,176	34,315
		228,460
MULTI-UTILITIES — 1.0%
Ameren Corp.	1,667	148,230
Avista Corp.	688	30,506
Black Hills Corp.	536	37,702
Security Description	Shares	Value
CenterPoint Energy, Inc.	4,079	$ 122,329
CMS Energy Corp.	1,887	119,504
Consolidated Edison, Inc.	3,412	325,198
Dominion Energy, Inc.	6,378	391,099
DTE Energy Co.	1,851	217,548
NiSource, Inc.	2,951	80,916
NorthWestern Corp.	644	38,215
Public Service Enterprise Group, Inc.	3,782	231,723
Sempra Energy	2,073	320,361
Unitil Corp.	228	11,710
WEC Energy Group, Inc.	2,056	192,771
		2,267,812
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	981	14,421
Dollar General Corp.	1,209	297,716
Dollar Tree, Inc. (a)	1,229	173,830
Kohl's Corp.	3,037	76,684
Macy's, Inc.	6,984	144,220
Nordstrom, Inc.	3,010	48,581
Ollie's Bargain Outlet Holdings, Inc. (a)	537	25,153
Target Corp.	3,553	529,539
		1,310,144
OIL, GAS & CONSUMABLE FUELS — 7.7%
Antero Midstream Corp.	8,216	88,651
APA Corp.	2,167	101,156
Callon Petroleum Co. (a)	727	26,964
Chevron Corp.	13,730	2,464,398
Civitas Resources, Inc.	329	19,059
CNX Resources Corp. (a)	2,647	44,575
ConocoPhillips	7,006	826,708
CONSOL Energy, Inc.	405	26,325
Coterra Energy, Inc.	3,184	78,231
Devon Energy Corp.	2,623	161,341
Diamondback Energy, Inc.	1,176	160,853
Dorian LPG, Ltd.	804	15,236
DTE Midstream LLC	717	39,621
EOG Resources, Inc.	3,271	423,660
EQT Corp.	3,556	120,299
Equitrans Midstream Corp.	11,199	75,033
Exxon Mobil Corp.	45,626	5,032,548
Green Plains, Inc. (a)	515	15,707
Hess Corp.	913	129,482
HF Sinclair Corp.	3,483	180,733
Kinder Morgan, Inc.	51,242	926,455
Laredo Petroleum, Inc. (a)	378	19,437
Marathon Oil Corp.	4,902	132,697
Marathon Petroleum Corp.	12,203	1,420,307
Matador Resources Co.	711	40,698
Murphy Oil Corp.	1,904	81,891
Occidental Petroleum Corp.	4,937	310,982
ONEOK, Inc.	3,338	219,307
Par Pacific Holdings, Inc. (a)	1,341	31,178
PBF Energy, Inc. Class A	2,953	120,423

See accompanying notes to financial statements.
119

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc.	727	$ 46,150
Phillips 66	12,306	1,280,808
Pioneer Natural Resources Co.	955	218,112
Range Resources Corp.	1,139	28,498
Ranger Oil Corp. Class A	565	22,843
REX American Resources Corp. (a)	24	765
SM Energy Co.	792	27,585
Southwestern Energy Co. (a)	6,093	35,644
Talos Energy, Inc. (a)	1,686	31,832
Targa Resources Corp.	1,191	87,538
Valero Energy Corp.	10,038	1,273,421
Williams Cos., Inc.	9,432	310,313
World Fuel Services Corp.	1,790	48,921
		16,746,385
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	382	14,443
Louisiana-Pacific Corp.	989	58,549
Mercer International, Inc.	1,346	15,668
Sylvamo Corp.	887	43,099
		131,759
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	478	12,256
Coty, Inc. Class A (a)	9,333	79,890
Edgewell Personal Care Co.	629	24,242
elf Beauty, Inc. (a)	218	12,055
Estee Lauder Cos., Inc. Class A	772	191,541
Inter Parfums, Inc.	183	17,663
Medifast, Inc.	85	9,805
Nu Skin Enterprises, Inc. Class A	501	21,122
USANA Health Sciences, Inc. (a)	183	9,736
		378,310
PHARMACEUTICALS — 3.6%
Amphastar Pharmaceuticals, Inc. (a)	391	10,956
Bristol-Myers Squibb Co.	11,407	820,734
Catalent, Inc. (a)	536	24,125
Collegium Pharmaceutical, Inc. (a)	385	8,932
Corcept Therapeutics, Inc. (a)	813	16,512
Eli Lilly & Co.	1,661	607,660
Innoviva, Inc. (a)	825	10,931
Jazz Pharmaceuticals PLC (a)	342	54,484
Johnson & Johnson	12,197	2,154,600
Merck & Co., Inc.	14,256	1,581,703
Nektar Therapeutics (a)	635	1,435
Organon & Co.	3,305	92,309
Pacira BioSciences, Inc. (a)	181	6,988
Perrigo Co. PLC	1,883	64,192
Pfizer, Inc.	37,380	1,915,351
Phibro Animal Health Corp. Class A	535	7,174
Prestige Consumer Healthcare, Inc. (a)	382	23,913
Supernus Pharmaceuticals, Inc. (a)	376	13,412
Viatris, Inc.	31,651	352,276
Security Description	Shares	Value
Zoetis, Inc.	490	$ 71,810
		7,839,497
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	390	31,777
CACI International, Inc. Class A (a)	216	64,927
Equifax, Inc.	241	46,841
Exponent, Inc.	32	3,171
Forrester Research, Inc. (a)	8	286
FTI Consulting, Inc. (a)	194	30,807
Heidrick & Struggles International, Inc.	188	5,258
Insperity, Inc.	313	35,557
Jacobs Solutions, Inc.	692	83,089
KBR, Inc.	849	44,827
Kelly Services, Inc. Class A	998	16,866
Korn Ferry	366	18,527
Leidos Holdings, Inc.	1,048	110,239
ManpowerGroup, Inc.	1,371	114,081
Resources Connection, Inc.	385	7,076
Robert Half International, Inc.	511	37,727
Science Applications International Corp.	535	59,348
TrueBlue, Inc. (a)	463	9,066
Verisk Analytics, Inc.	220	38,812
		758,282
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	2,957	18,895
CBRE Group, Inc. Class A (a)	2,175	167,388
Douglas Elliman, Inc.	890	3,622
Jones Lang LaSalle, Inc. (a)	478	76,179
Marcus & Millichap, Inc.	371	12,781
RE/MAX Holdings, Inc. Class A	366	6,822
St. Joe Co.	195	7,537
		293,224
ROAD & RAIL — 0.7%
ArcBest Corp.	395	27,666
Avis Budget Group, Inc. (a)	278	45,572
CSX Corp.	8,766	271,571
Heartland Express, Inc.	1,430	21,936
JB Hunt Transport Services, Inc.	435	75,847
Knight-Swift Transportation Holdings, Inc.	1,766	92,556
Landstar System, Inc.	241	39,259
Marten Transport, Ltd.	993	19,641
Norfolk Southern Corp.	1,085	267,366
Old Dominion Freight Line, Inc.	219	62,148
RXO, Inc. (a)	1,533	26,368
Ryder System, Inc.	1,318	110,145
Saia, Inc. (a)	129	27,049
Union Pacific Corp.	2,105	435,882
Werner Enterprises, Inc.	818	32,933
XPO, Inc. (a)	1,533	51,033
		1,606,972

See accompanying notes to financial statements.
120

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc. (a)	1,824	$ 118,141
Amkor Technology, Inc.	2,596	62,252
Analog Devices, Inc.	1,312	215,207
Applied Materials, Inc.	2,514	244,813
Axcelis Technologies, Inc. (a)	215	17,062
Broadcom, Inc.	1,384	773,836
CEVA, Inc. (a)	184	4,707
Cirrus Logic, Inc. (a)	366	27,260
Cohu, Inc. (a)	138	4,423
Diodes, Inc. (a)	195	14,847
Enphase Energy, Inc. (a)	145	38,419
First Solar, Inc. (a)	699	104,703
FormFactor, Inc. (a)	363	8,070
Ichor Holdings, Ltd. (a)	149	3,996
Intel Corp.	55,383	1,463,773
KLA Corp.	377	142,140
Kulicke & Soffa Industries, Inc.	189	8,365
Lam Research Corp.	463	194,599
Lattice Semiconductor Corp. (a)	209	13,560
MaxLinear, Inc. (a)	375	12,731
Microchip Technology, Inc.	1,311	92,098
Micron Technology, Inc.	8,404	420,032
MKS Instruments, Inc.	287	24,318
Monolithic Power Systems, Inc.	43	15,205
NVIDIA Corp.	1,913	279,566
NXP Semiconductors NV	874	138,118
Onto Innovation, Inc. (a)	177	12,052
Photronics, Inc. (a)	1,012	17,032
Power Integrations, Inc.	111	7,961
Qorvo, Inc. (a)	688	62,360
QUALCOMM, Inc.	4,532	498,248
Rambus, Inc. (a)	374	13,397
Semtech Corp. (a)	191	5,480
Silicon Laboratories, Inc. (a)	253	34,325
Skyworks Solutions, Inc.	842	76,731
SMART Global Holdings, Inc. (a)	755	11,234
SolarEdge Technologies, Inc. (a)	70	19,829
SunPower Corp. (a)	687	12,387
Synaptics, Inc. (a)	142	13,513
Teradyne, Inc.	381	33,280
Texas Instruments, Inc.	3,713	613,462
Ultra Clean Holdings, Inc. (a)	195	6,464
Universal Display Corp.	6	648
Veeco Instruments, Inc. (a)	196	3,642
Wolfspeed, Inc. (a)	178	12,289
		5,896,575
SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	629	14,467
Adeia, Inc.	846	8,020
Adobe, Inc. (a)	984	331,145
Agilysys, Inc. (a)	27	2,137
Alarm.com Holdings, Inc. (a)	144	7,125
ANSYS, Inc. (a)	217	52,425
Aspen Technology, Inc. (a)	67	13,762
Security Description	Shares	Value
Autodesk, Inc. (a)	346	$ 64,657
Blackbaud, Inc. (a)	182	10,713
Cadence Design Systems, Inc. (a)	564	90,601
Cerence, Inc. (a)	335	6,208
Ceridian HCM Holding, Inc. (a)	325	20,849
CommVault Systems, Inc. (a)	185	11,625
Consensus Cloud Solutions, Inc. (a)	54	2,903
Ebix, Inc.	342	6,826
Envestnet, Inc. (a)	187	11,538
Fair Isaac Corp. (a)	63	37,711
Fortinet, Inc. (a)	755	36,912
Gen Digital, Inc.	3,038	65,104
InterDigital, Inc.	193	9,550
Intuit, Inc.	227	88,353
LivePerson, Inc. (a)	182	1,845
LiveRamp Holdings, Inc. (a)	375	8,790
Manhattan Associates, Inc. (a)	128	15,539
Microsoft Corp.	11,384	2,730,111
NCR Corp. (a)	1,208	28,279
OneSpan, Inc. (a)	177	1,981
Oracle Corp.	11,861	969,518
Paycom Software, Inc. (a)	70	21,722
Paylocity Holding Corp. (a)	54	10,490
Progress Software Corp.	181	9,131
PTC, Inc. (a)	320	38,413
Qualys, Inc. (a)	115	12,906
Roper Technologies, Inc.	252	108,887
Salesforce, Inc. (a)	2,510	332,801
ServiceNow, Inc. (a)	241	93,573
SPS Commerce, Inc. (a)	120	15,412
Synopsys, Inc. (a)	319	101,853
Teradata Corp. (a)	538	18,109
Tyler Technologies, Inc. (a)	87	28,050
Xperi, Inc. (a)	338	2,910
		5,442,951
SPECIALTY RETAIL — 2.7%
Aaron's Co., Inc.	975	11,651
Abercrombie & Fitch Co. Class A (a)	1,439	32,967
Academy Sports & Outdoors, Inc.	2,232	117,269
Advance Auto Parts, Inc.	393	57,783
American Eagle Outfitters, Inc. (a)	4,540	63,378
America's Car-Mart, Inc. (a)	153	11,056
Asbury Automotive Group, Inc. (a)	580	103,965
AutoNation, Inc. (a)	891	95,604
AutoZone, Inc. (a)	80	197,294
Bath & Body Works, Inc.	1,937	81,625
Bed Bath & Beyond, Inc. (a)	2,434	6,109
Best Buy Co., Inc.	5,171	414,766
Boot Barn Holdings, Inc. (a)	141	8,815
Buckle, Inc.	759	34,421
Caleres, Inc.	1,032	22,993
CarMax, Inc. (a)	1,518	92,431
Chico's FAS, Inc. (a)	3,806	18,726
Children's Place, Inc. (a)	196	7,138

See accompanying notes to financial statements.
121

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Designer Brands, Inc. Class A	1,455	$ 14,230
Dick's Sporting Goods, Inc.	1,472	177,067
Five Below, Inc. (a)	182	32,190
Foot Locker, Inc.	2,221	83,932
GameStop Corp. Class A (a)	612	11,298
Gap, Inc.	5,719	64,510
Genesco, Inc. (a)	395	18,178
Group 1 Automotive, Inc.	421	75,936
Guess?, Inc.	1,167	24,145
Haverty Furniture Cos., Inc.	191	5,711
Hibbett, Inc.	337	22,990
Home Depot, Inc.	4,750	1,500,335
Lithia Motors, Inc.	379	77,596
Lowe's Cos., Inc.	3,340	665,462
MarineMax, Inc. (a)	366	11,427
Monro, Inc.	185	8,362
Murphy USA, Inc.	574	160,456
ODP Corp. (a)	1,164	53,009
O'Reilly Automotive, Inc. (a)	258	217,760
Rent-A-Center, Inc.	1,529	34,479
RH (a)	132	35,269
Ross Stores, Inc.	1,608	186,641
Sally Beauty Holdings, Inc. (a)	2,790	34,931
Shoe Carnival, Inc.	286	6,838
Signet Jewelers, Ltd.	1,322	89,896
Sleep Number Corp. (a)	565	14,679
Sonic Automotive, Inc. Class A	611	30,104
TJX Cos., Inc.	5,393	429,283
Tractor Supply Co.	395	88,863
Ulta Beauty, Inc. (a)	207	97,097
Urban Outfitters, Inc. (a)	1,654	39,448
Victoria's Secret & Co. (a)	970	34,707
Williams-Sonoma, Inc.	553	63,551
Zumiez, Inc. (a)	318	6,913
		5,795,284
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
3D Systems Corp. (a)	204	1,510
Apple, Inc.	26,626	3,459,516
Corsair Gaming, Inc. (a)	572	7,762
Hewlett Packard Enterprise Co.	33,564	535,681
HP, Inc.	12,123	325,745
NetApp, Inc.	1,166	70,030
Seagate Technology Holdings PLC	1,960	103,116
Western Digital Corp. (a)	4,082	128,787
Xerox Holdings Corp.	3,112	45,435
		4,677,582
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	957	54,855
Carter's, Inc.	362	27,009
Columbia Sportswear Co.	449	39,323
Crocs, Inc. (a)	381	41,312
Deckers Outdoor Corp. (a)	152	60,672
G-III Apparel Group, Ltd. (a)	1,353	18,550
Hanesbrands, Inc.	4,555	28,970
Security Description	Shares	Value
Kontoor Brands, Inc.	474	$ 18,955
Movado Group, Inc.	188	6,063
NIKE, Inc. Class B	2,640	308,906
Oxford Industries, Inc.	183	17,052
PVH Corp.	1,770	124,944
Ralph Lauren Corp.	545	57,590
Skechers U.S.A., Inc. Class A (a)	1,464	61,415
Steven Madden, Ltd.	380	12,145
Tapestry, Inc.	1,977	75,284
Under Armour, Inc. Class A (a)	698	7,092
Under Armour, Inc. Class C (a)	997	8,893
VF Corp.	2,414	66,651
Wolverine World Wide, Inc.	549	6,001
		1,041,682
THRIFTS & MORTGAGE FINANCE — 0.3%
Axos Financial, Inc. (a)	545	20,830
Capitol Federal Financial, Inc.	1,202	10,397
Essent Group, Ltd.	1,452	56,454
MGIC Investment Corp.	8,109	105,417
Mr Cooper Group, Inc. (a)	1,852	74,321
New York Community Bancorp, Inc.	16,921	145,520
NMI Holdings, Inc. Class A (a)	1,254	26,209
Northfield Bancorp, Inc.	629	9,894
Northwest Bancshares, Inc.	1,696	23,710
Provident Financial Services, Inc.	1,016	21,702
TrustCo Bank Corp.	390	14,660
Walker & Dunlop, Inc.	189	14,833
WSFS Financial Corp.	538	24,393
		548,340
TOBACCO — 0.9%
Altria Group, Inc.	13,887	634,775
Philip Morris International, Inc.	11,975	1,211,990
Universal Corp.	689	36,386
Vector Group, Ltd.	3,311	39,268
		1,922,419
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	238	29,995
Boise Cascade Co.	1,013	69,563
DXP Enterprises, Inc. (a)	369	10,166
Fastenal Co.	1,430	67,668
GATX Corp.	258	27,436
GMS, Inc. (a)	528	26,294
MSC Industrial Direct Co., Inc. Class A	546	44,608
NOW, Inc. (a)	1,765	22,415
United Rentals, Inc. (a)	471	167,403
Univar Solutions, Inc. (a)	1,840	58,512
Veritiv Corp.	367	44,668
W.W. Grainger, Inc.	243	135,169
Watsco, Inc.	186	46,388
		750,285
WATER UTILITIES — 0.1%
American States Water Co.	181	16,751

See accompanying notes to financial statements.
122

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	699	$ 106,542
California Water Service Group	185	11,218
Essential Utilities, Inc.	1,227	58,565
		193,076
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Shenandoah Telecommunications Co.	1,271	20,183
Telephone & Data Systems, Inc.	2,818	29,561
T-Mobile US, Inc. (a)	8,019	1,122,660
		1,172,404
TOTAL COMMON STOCKS (Cost $233,788,670)		216,384,328
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a)	62	2,040
TOTAL WARRANTS (Cost $0)		2,040
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	134,641	134,668
State Street Navigator Securities Lending Portfolio II (g)	802,700	802,700
TOTAL SHORT-TERM INVESTMENTS (Cost $937,372)		937,368
TOTAL INVESTMENTS — 100.3% (Cost $234,726,042)		217,323,736
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(581,123)
NET ASSETS — 100.0%		$ 216,742,613

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$216,384,328	$—	$ 0(a)	$216,384,328
Warrants	2,040	—	—	2,040
Short-Term Investments	937,368	—	—	937,368
TOTAL INVESTMENTS	$217,323,736	$—	$ 0	$217,323,736
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	3,390	$ 208,994	$ 17,544	$ 12,645	$(1,372)	$55,561	3,456	$ 268,082	$1,932
State Street Institutional Liquid Reserves Fund, Premier Class	127,381	127,368	4,048,639	4,041,423	83	1	134,641	134,668	3,846
State Street Navigator Securities Lending Portfolio II	762,292	762,292	4,424,444	4,384,036	—	—	802,700	802,700	2,563
Total		$1,098,654	$8,490,627	$8,438,104	$(1,289)	$55,562		$1,205,450	$8,341
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 1.9%
Tesla, Inc. (a)	50,564	$ 6,228,474
CONSTRUCTION & ENGINEERING — 5.3%
Arcosa, Inc.	151,155	8,213,763
ReneSola, Ltd. ADR (a)	589,185	2,663,116
Valmont Industries, Inc.	19,800	6,547,266
		17,424,145
DIVERSIFIED CONSUMER SERVICES — 2.5%
ADT, Inc. (b)	914,603	8,295,449
ELECTRIC UTILITIES — 14.4%
ALLETE, Inc.	136,086	8,778,908
Avangrid, Inc.	208,160	8,946,717
Centrais Eletricas Brasileiras SA ADR	1,046,006	8,294,827
Cia Paranaense de Energia ADR	562,448	4,044,005
Constellation Energy Corp.	95,722	8,252,194
NextEra Energy, Inc.	103,261	8,632,620
		46,949,271
ELECTRICAL EQUIPMENT — 22.9%
Array Technologies, Inc. (a)	436,227	8,432,268
Ballard Power Systems, Inc. (a) (b)	1,613,069	7,726,601
Bloom Energy Corp. Class A (a)	439,515	8,403,527
FuelCell Energy, Inc. (a) (b)	2,813,929	7,822,723
Generac Holdings, Inc. (a)	97,076	9,771,670
Plug Power, Inc. (a) (b)	643,823	7,964,090
Shoals Technologies Group, Inc. Class A (a)	378,961	9,348,968
Sunrun, Inc. (a)	306,905	7,371,858
TPI Composites, Inc. (a)	794,122	8,052,397
		74,894,102
GAS UTILITIES — 2.7%
New Jersey Resources Corp.	176,595	8,762,644
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 16.2%
AES Corp.	314,790	9,053,360
Altus Power, Inc. (a)	1,300,977	8,482,370
Atlantica Sustainable Infrastructure PLC	329,655	8,538,065
Montauk Renewables, Inc. (a) (b)	688,909	7,598,666
Ormat Technologies, Inc. (b)	98,408	8,510,324
Sunnova Energy International, Inc. (a) (b)	419,446	7,554,223
TransAlta Corp. (b)	341,894	3,066,789
		52,803,797
INDUSTRIAL CONGLOMERATES — 2.6%
General Electric Co.	103,581	8,679,052
MACHINERY — 3.0%
Cummins, Inc.	36,121	8,751,757
Security Description	Shares	Value
Hyster-Yale Materials Handling, Inc.	38,346	$ 970,537
		9,722,294
MULTI-UTILITIES — 5.1%
Algonquin Power & Utilities Corp. (b)	1,204,820	7,855,426
Consolidated Edison, Inc.	91,234	8,695,513
		16,550,939
OIL, GAS & CONSUMABLE FUELS — 2.7%
Enbridge, Inc.	224,335	8,771,498
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.4%
Applied Materials, Inc.	61,126	5,952,450
Canadian Solar, Inc. (a) (b)	262,536	8,112,362
Daqo New Energy Corp. ADR (a)	184,718	7,131,962
Enphase Energy, Inc. (a)	27,798	7,365,358
First Solar, Inc. (a)	56,928	8,527,245
JinkoSolar Holding Co., Ltd. ADR (a) (b)	182,723	7,469,716
Maxeon Solar Technologies, Ltd. (a) (b)	438,376	7,040,319
SolarEdge Technologies, Inc. (a)	28,353	8,031,554
SunPower Corp. (a) (b)	396,594	7,150,590
		66,781,556
TOTAL COMMON STOCKS (Cost $383,461,502)		325,863,221
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	442,349	442,437
State Street Navigator Securities Lending Portfolio II (e) (f)	28,276,310	28,276,310
TOTAL SHORT-TERM INVESTMENTS (Cost $28,718,725)		28,718,747
TOTAL INVESTMENTS — 108.5% (Cost $412,180,227)		354,581,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(27,776,357)
NET ASSETS — 100.0%		$ 326,805,611
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.

See accompanying notes to financial statements.
125

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$325,863,221	$—	$—	$325,863,221
Short-Term Investments	28,718,747	—	—	28,718,747
TOTAL INVESTMENTS	$354,581,968	$—	$—	$354,581,968

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,444	$ 219,422	$ 3,219,776	$ 2,996,746	$(44)	$29	442,349	$ 442,437	$ 4,823
State Street Navigator Securities Lending Portfolio II	22,471,653	22,471,653	108,542,161	102,737,504	—	—	28,276,310	28,276,310	120,381
Total		$22,691,075	$ 111,761,937	$105,734,250	$(44)	$29		$28,718,747	$125,204
See accompanying notes to financial statements.
126

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 56.3%
Aerojet Rocketdyne Holdings, Inc. (a)	12,030	$ 672,838
Boeing Co. (a)	3,688	702,527
BWX Technologies, Inc.	7,694	446,868
Elbit Systems, Ltd. (b)	1,030	168,961
General Dynamics Corp.	1,862	461,981
HEICO Corp.	4,068	625,008
Hexcel Corp.	11,254	662,298
Huntington Ingalls Industries, Inc.	1,949	449,595
L3Harris Technologies, Inc.	2,987	621,923
Lockheed Martin Corp.	1,353	658,221
Maxar Technologies, Inc.	22,861	1,182,828
Moog, Inc. Class A	4,642	407,382
Northrop Grumman Corp.	1,205	657,460
Raytheon Technologies Corp.	6,573	663,347
Rocket Lab USA, Inc. (a) (b)	165,221	622,883
TransDigm Group, Inc.	749	471,608
Virgin Galactic Holdings, Inc. (a)	142,117	494,567
		9,970,295
COMMUNICATIONS EQUIPMENT — 2.7%
Viasat, Inc. (a)	15,262	483,042
CONTAINERS & PACKAGING — 2.5%
Ball Corp.	8,700	444,918
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
Iridium Communications, Inc. (a)	13,196	678,274
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.5%
Amphenol Corp. Class A	5,873	447,170
Coherent Corp. (a)	13,175	462,442
Teledyne Technologies, Inc. (a)	1,583	633,058
TTM Technologies, Inc. (a)	20,383	307,376
		1,850,046
ENERGY EQUIPMENT & SERVICES — 2.8%
TechnipFMC PLC (a)	39,953	487,027
INDUSTRIAL CONGLOMERATES — 3.7%
Honeywell International, Inc.	3,050	653,615
MACHINERY — 4.8%
ESCO Technologies, Inc.	2,684	234,958
Security Description	Shares	Value
Fortive Corp.	6,904	$ 443,582
Standex International Corp.	1,732	177,374
		855,914
PROFESSIONAL SERVICES — 10.2%
Jacobs Solutions, Inc.	3,736	448,581
KBR, Inc.	8,832	466,330
Leidos Holdings, Inc.	4,209	442,745
Planet Labs PBC (a) (b)	102,101	444,139
		1,801,795
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	2,751	451,247
TOTAL COMMON STOCKS (Cost $17,333,960)		17,676,173
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	24,526	24,531
State Street Navigator Securities Lending Portfolio II (e) (f)	928,211	928,211
TOTAL SHORT-TERM INVESTMENTS (Cost $952,739)		952,742
TOTAL INVESTMENTS — 105.3% (Cost $18,286,699)		18,628,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(931,512)
NET ASSETS — 100.0%		$ 17,697,403
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,676,173	$—	$—	$17,676,173
Short-Term Investments	952,742	—	—	952,742
TOTAL INVESTMENTS	$18,628,915	$—	$—	$18,628,915
See accompanying notes to financial statements.
127

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,244	$ 22,242	$ 87,560	$ 85,278	$ 4	$ 3	24,526	$ 24,531	$ 349
State Street Navigator Securities Lending Portfolio II	148,294	148,294	6,249,316	5,469,399	—	—	928,211	928,211	6,565
Total		$170,536	$6,336,876	$5,554,677	$ 4	$ 3		$952,742	$6,914
See accompanying notes to financial statements.
128

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 35.0%
Aerojet Rocketdyne Holdings, Inc. (a)	8,079	$ 451,858
AeroVironment, Inc. (a)	5,306	454,512
Boeing Co. (a)	2,478	472,034
Elbit Systems, Ltd.	1,593	261,316
Embraer SA ADR (a)	31,350	342,656
General Dynamics Corp.	1,321	327,753
HEICO Corp.	2,748	422,203
Hexcel Corp.	7,559	444,847
Huntington Ingalls Industries, Inc.	1,389	320,415
Kaman Corp.	16,070	358,361
Kratos Defense & Security Solutions, Inc. (a)	47,416	489,333
L3Harris Technologies, Inc.	2,006	417,669
Leonardo DRS, Inc. (a)	19,528	249,568
Lockheed Martin Corp.	915	445,138
Maxar Technologies, Inc.	18,141	938,615
Mercury Systems, Inc. (a)	6,488	290,273
Moog, Inc. Class A	5,039	442,223
Northrop Grumman Corp.	814	444,127
Parsons Corp. (a)	9,133	422,401
Raytheon Technologies Corp.	4,415	445,562
Rocket Lab USA, Inc. (a)	110,968	418,349
Textron, Inc.	6,024	426,499
V2X, Inc. (a)	5,245	216,566
		9,502,278
COMMUNICATIONS EQUIPMENT — 9.4%
Cisco Systems, Inc.	9,073	432,238
F5, Inc. (a)	2,945	422,637
Juniper Networks, Inc.	13,674	437,021
NetScout Systems, Inc. (a)	12,444	404,554
Radware, Ltd. (a)	20,131	397,587
Viasat, Inc. (a)	14,553	460,603
		2,554,640
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Iridium Communications, Inc. (a)	8,863	455,558
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
908 Devices, Inc. (a)	32,286	246,019
Amphenol Corp. Class A	4,169	317,428
Mirion Technologies, Inc. (a)	53,521	353,774
OSI Systems, Inc. (a)	5,243	416,923
Teledyne Technologies, Inc. (a)	1,063	425,104
		1,759,248
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Varex Imaging Corp. (a)	19,012	385,943
INTERACTIVE MEDIA & SERVICES — 1.5%
Ziff Davis, Inc. (a)	4,997	395,263
IT SERVICES — 3.7%
Akamai Technologies, Inc. (a)	4,906	413,576
Cloudflare, Inc. Class A (a)	9,877	446,539
Security Description	Shares	Value
Edgio, Inc. (a)	119,383	$ 134,903
		995,018
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	6,605	451,452
MACHINERY — 1.2%
Fortive Corp.	4,899	314,761
PROFESSIONAL SERVICES — 7.3%
ASGN, Inc. (a)	5,298	431,681
Jacobs Solutions, Inc.	3,584	430,331
KBR, Inc.	6,269	331,003
Leidos Holdings, Inc.	4,029	423,811
Planet Labs PBC (a)	82,689	359,697
		1,976,523
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Broadcom, Inc.	844	471,906
SOFTWARE — 28.8%
A10 Networks, Inc.	22,983	382,207
BlackBerry, Ltd. (a)	100,666	328,171
Check Point Software Technologies, Ltd. (a)	3,324	419,356
Crowdstrike Holdings, Inc. Class A (a)	3,861	406,525
CyberArk Software, Ltd. (a)	3,236	419,547
Datadog, Inc. Class A (a)	6,405	470,768
ForgeRock, Inc. Class A (a)	20,405	464,622
Fortinet, Inc. (a)	8,472	414,196
N-Able, Inc. (a)	23,705	243,687
OneSpan, Inc. (a)	19,423	217,343
Palo Alto Networks, Inc. (a)	2,672	372,851
Qualys, Inc. (a)	3,789	425,240
Rapid7, Inc. (a)	14,316	486,458
SentinelOne, Inc. Class A (a)	31,295	456,594
Telos Corp. (a)	91,002	463,200
Tenable Holdings, Inc. (a)	11,841	451,734
Varonis Systems, Inc. (a)	21,322	510,449
VMware, Inc. Class A (a)	3,700	454,212
Zscaler, Inc. (a)	3,827	428,241
		7,815,401
TOTAL COMMON STOCKS (Cost $30,352,065)		27,077,991
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c)	31,598	31,605

See accompanying notes to financial statements.
129

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	1,506,948	$ 1,506,948
TOTAL SHORT-TERM INVESTMENTS (Cost $1,538,550)		1,538,553
TOTAL INVESTMENTS — 105.6% (Cost $31,890,615)		28,616,544
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(1,510,921)
NET ASSETS — 100.0%		$ 27,105,623

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,077,991	$—	$—	$27,077,991
Short-Term Investments	1,538,553	—	—	1,538,553
TOTAL INVESTMENTS	$28,616,544	$—	$—	$28,616,544

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,481	$ 29,478	$1,185,393	$1,183,280	$11	$ 3	31,598	$ 31,605	$ 495
State Street Navigator Securities Lending Portfolio II	304,673	304,673	8,783,389	7,581,114	—	—	1,506,948	1,506,948	4,425
Total		$334,151	$9,968,782	$8,764,394	$11	$ 3		$1,538,553	$4,920
See accompanying notes to financial statements.
130

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Parsons Corp. (a)	13,009	$ 601,666
AUTO COMPONENTS — 2.4%
Lear Corp.	4,750	589,095
BUILDING PRODUCTS — 7.9%
Carrier Global Corp.	14,455	596,269
Johnson Controls International PLC	9,380	600,320
Resideo Technologies, Inc. (a)	39,972	657,539
View, Inc. (a)	88,270	85,172
		1,939,300
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Tetra Tech, Inc.	2,602	377,784
CONSTRUCTION & ENGINEERING — 1.4%
NV5 Global, Inc. (a)	2,682	354,882
DIVERSIFIED CONSUMER SERVICES — 3.3%
ADT, Inc. (b)	64,667	586,530
Vivint Smart Home, Inc. (a) (b)	19,189	228,349
		814,879
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	8,500	373,575
ELECTRIC UTILITIES — 0.7%
Korea Electric Power Corp. ADR (b)	18,718	161,724
ELECTRICAL EQUIPMENT — 21.1%
ABB, Ltd. ADR (b)	12,827	390,711
Acuity Brands, Inc.	3,420	566,386
AMETEK, Inc.	2,820	394,011
Beam Global (a)	7,734	135,113
Blink Charging Co. (a) (b)	47,502	521,097
Bloom Energy Corp. Class A (a)	31,077	594,192
ChargePoint Holdings, Inc. (a) (b)	57,876	551,558
Generac Holdings, Inc. (a)	4,370	439,884
Hubbell, Inc.	1,606	376,896
Shoals Technologies Group, Inc. Class A (a)	26,797	661,082
Stem, Inc. (a) (b)	60,934	544,750
		5,175,680
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.4%
Badger Meter, Inc.	5,462	595,522
Itron, Inc. (a)	12,029	609,269
MicroVision, Inc. (a) (b)	131,893	309,948
SmartRent, Inc. (a)	100,867	245,107
TE Connectivity, Ltd.	3,259	374,133
Velodyne Lidar, Inc. (a)	222,359	164,257
		2,298,236
HOUSEHOLD DURABLES — 0.3%
Universal Electronics, Inc. (a)	3,274	68,132
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
Atlantica Sustainable Infrastructure PLC	23,306	$ 603,625
INDUSTRIAL CONGLOMERATES — 2.6%
Honeywell International, Inc.	2,918	625,328
INTERACTIVE MEDIA & SERVICES — 1.6%
Baidu, Inc. ADR (a)	3,460	395,755
IT SERVICES — 1.5%
Verra Mobility Corp. (a)	26,980	373,133
MACHINERY — 14.5%
Chart Industries, Inc. (a)	2,938	338,546
Energy Recovery, Inc. (a)	28,179	577,388
Evoqua Water Technologies Corp. (a)	14,462	572,695
Ideanomics, Inc. (a) (b)	879,292	144,204
Mueller Water Products, Inc. Class A	34,613	372,436
Pentair PLC	13,867	623,737
Proterra, Inc. (a) (b)	79,526	299,813
Xylem, Inc.	5,612	620,519
		3,549,338
OIL, GAS & CONSUMABLE FUELS — 5.0%
BP PLC ADR	11,687	408,227
Shell PLC ADR	7,034	400,586
Suncor Energy, Inc.	13,309	422,295
		1,231,108
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
ON Semiconductor Corp. (a)	5,649	352,328
Qorvo, Inc. (a)	6,528	591,698
Silicon Laboratories, Inc. (a)	4,464	605,631
STMicroelectronics NV	10,514	373,983
		1,923,640
SOFTWARE — 4.6%
Alarm.com Holdings, Inc. (a)	12,763	631,513
Roper Technologies, Inc.	914	394,931
Veritone, Inc. (a)	18,124	96,057
		1,122,501
SPECIALTY RETAIL — 2.0%
EVgo, Inc. (a) (b)	108,494	484,968
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Logitech International SA (b)	6,653	414,149
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Core & Main, Inc. Class A (a)	19,165	370,076
WATER UTILITIES — 0.7%
Consolidated Water Co., Ltd.	11,983	177,348

See accompanying notes to financial statements.
131

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Rogers Communications, Inc. Class B (b)	8,723	$ 408,585
TOTAL COMMON STOCKS (Cost $32,997,799)		24,434,507
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	37,202	37,210
State Street Navigator Securities Lending Portfolio II (e) (f)	2,491,274	2,491,274
TOTAL SHORT-TERM INVESTMENTS (Cost $2,528,481)		2,528,484
TOTAL INVESTMENTS — 110.1% (Cost $35,526,280)		26,962,991
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(2,462,631)
NET ASSETS — 100.0%		$ 24,500,360

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,434,507	$—	$—	$24,434,507
Short-Term Investments	2,528,484	—	—	2,528,484
TOTAL INVESTMENTS	$26,962,991	$—	$—	$26,962,991

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,975	$ 51,970	$ 380,856	$ 395,641	$19	$ 6	37,202	$ 37,210	$ 822
State Street Navigator Securities Lending Portfolio II	2,935,798	2,935,798	9,389,674	9,834,198	—	—	2,491,274	2,491,274	127,705
Total		$2,987,768	$9,770,530	$10,229,839	$19	$ 6		$2,528,484	$128,527
See accompanying notes to financial statements.
132

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 10.3%
Aerojet Rocketdyne Holdings, Inc. (a)	76,303	$ 4,267,627
AeroVironment, Inc. (a)	121,809	10,434,159
Boeing Co. (a)	61,824	11,776,854
BWX Technologies, Inc.	45,784	2,659,135
EHang Holdings, Ltd. ADR (a)	446,531	3,831,236
Elbit Systems, Ltd.	62,780	10,298,431
Embraer SA ADR (a)	819,398	8,956,020
General Dynamics Corp.	10,296	2,554,541
HEICO Corp.	44,526	6,840,975
Hexcel Corp.	72,457	4,264,094
Huntington Ingalls Industries, Inc.	14,277	3,293,418
Kaman Corp.	158,955	3,544,697
Kratos Defense & Security Solutions, Inc. (a)	834,414	8,611,153
L3Harris Technologies, Inc.	32,118	6,687,289
Leonardo DRS, Inc. (a)	250,292	3,198,732
Lockheed Martin Corp.	29,505	14,353,887
Maxar Technologies, Inc.	175,537	9,082,284
Mercury Systems, Inc. (a)	68,157	3,049,344
Moog, Inc. Class A	46,558	4,085,930
Northrop Grumman Corp.	15,640	8,533,340
Parsons Corp. (a)	139,060	6,431,525
Raytheon Technologies Corp.	40,109	4,047,800
Rocket Lab USA, Inc. (a)	779,845	2,940,016
Textron, Inc.	88,424	6,260,419
TransDigm Group, Inc.	4,347	2,737,089
V2X, Inc. (a)	29,672	1,225,157
Virgin Galactic Holdings, Inc. (a)	854,257	2,972,814
		156,937,966
AIRLINES — 0.0% (b)
Blade Air Mobility, Inc. (a)	218,531	782,341
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	120,052	938,807
Aptiv PLC (a)	8,650	805,574
BorgWarner, Inc.	27,901	1,123,015
Dana, Inc.	66,505	1,006,221
Garrett Motion, Inc. (a)	84,843	646,504
Gentherm, Inc. (a)	16,465	1,075,000
Lear Corp.	34,413	4,267,900
Luminar Technologies, Inc. (a)	119,793	592,975
Modine Manufacturing Co. (a)	37,378	742,327
Visteon Corp. (a)	29,318	3,835,674
		15,033,997
AUTOMOBILES — 2.2%
Cenntro Electric Group, Ltd. (a)	1,310,275	576,521
ElectraMeccanica Vehicles Corp. (a)	459,569	277,442
Fisker, Inc. (a)	145,306	1,056,375
Ford Motor Co.	121,726	1,415,673
General Motors Co.	41,899	1,409,482
Security Description	Shares	Value
Honda Motor Co., Ltd. ADR	44,754	$ 1,023,076
Li Auto, Inc. ADR (a)	83,996	1,713,518
Lordstown Motors Corp. Class A (a)	649,876	740,859
Lucid Group, Inc. (a)	131,758	899,907
NIO, Inc. ADR (a)	163,687	1,595,948
Niu Technologies ADR (a) (c)	469,777	2,456,934
Rivian Automotive, Inc. Class A (a)	54,469	1,003,864
Stellantis NV	261,808	3,717,674
Tata Motors, Ltd. ADR (a)	30,566	706,380
Tesla, Inc. (a)	41,795	5,148,308
Toyota Motor Corp. ADR	18,531	2,530,964
Workhorse Group, Inc. (a)	3,766,859	5,725,626
XPeng, Inc. ADR (a)	241,960	2,405,082
		34,403,633
BANKS — 0.7%
Banco BBVA Argentina SA ADR	271,165	1,057,544
Banco Bradesco SA ADR (a)	279,591	805,222
Banco Santander Brasil SA ADR	152,955	824,428
Banco Santander SA ADR	613,337	1,809,344
Grupo Financiero Galicia SA ADR (a)	111,106	1,081,061
ICICI Bank, Ltd. ADR	35,236	771,316
ING Groep NV ADR	178,694	2,174,706
Intercorp Financial Services, Inc.	23,572	553,942
NU Holdings, Ltd. Class A (a)	289,940	1,180,056
Silvergate Capital Corp. Class A (a)	34,246	595,880
Toronto-Dominion Bank	6,680	432,597
		11,286,096
BIOTECHNOLOGY — 5.3%
2seventy bio, Inc. (a)	123,760	1,159,631
4D Molecular Therapeutics, Inc. (a)	83,462	1,853,691
Allogene Therapeutics, Inc. (a)	178,233	1,121,086
Alnylam Pharmaceuticals, Inc. (a)	8,121	1,929,956
Amicus Therapeutics, Inc. (a)	166,653	2,034,833
Arcturus Therapeutics Holdings, Inc. (a)	111,220	1,886,291
Arrowhead Pharmaceuticals, Inc. (a)	58,556	2,375,031
Atara Biotherapeutics, Inc. (a)	416,756	1,366,960
Avidity Biosciences, Inc. (a)	159,991	3,550,200
Biogen, Inc. (a)	5,889	1,630,782
BioMarin Pharmaceutical, Inc. (a)	14,701	1,521,406
BioNTech SE ADR	10,930	1,641,905
Bluebird Bio, Inc. (a)	266,881	1,846,817
Bridgebio Pharma, Inc. (a)	137,253	1,045,868
CareDx, Inc. (a)	72,794	830,580
Caribou Biosciences, Inc. (a)	196,992	1,237,110
CRISPR Therapeutics AG (a)	32,488	1,320,637

See accompanying notes to financial statements.
133

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SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CureVac NV (a)	216,878	$ 1,307,774
Design Therapeutics, Inc. (a)	127,623	1,309,412
Editas Medicine, Inc. (a) (c)	164,729	1,461,146
Fate Therapeutics, Inc. (a)	95,988	968,519
Gilead Sciences, Inc.	21,124	1,813,495
Grifols SA ADR (a)	345,857	2,939,785
Ideaya Biosciences, Inc. (a)	73,803	1,341,001
Inovio Pharmaceuticals, Inc. (a)	884,955	1,380,530
Intellia Therapeutics, Inc. (a)	43,287	1,510,283
Ionis Pharmaceuticals, Inc. (a)	31,233	1,179,670
Iovance Biotherapeutics, Inc. (a)	248,110	1,585,423
Krystal Biotech, Inc. (a)	23,455	1,858,105
Legend Biotech Corp. ADR (a)	31,008	1,547,919
Ligand Pharmaceuticals, Inc. (a)	18,228	1,217,630
Merus NV (a)	116,685	1,805,117
Moderna, Inc. (a)	9,778	1,756,324
Natera, Inc. (a)	28,219	1,133,557
Novavax, Inc. (a)	85,012	873,923
Ocugen, Inc. (a) (c)	1,262,413	1,641,137
Recursion Pharmaceuticals, Inc. Class A (a)	129,553	998,854
Regeneron Pharmaceuticals, Inc. (a)	1,732	1,249,621
REGENXBIO, Inc. (a)	86,867	1,970,144
Rocket Pharmaceuticals, Inc. (a)	108,036	2,114,265
Sangamo Therapeutics, Inc. (a)	510,894	1,604,207
Sarepta Therapeutics, Inc. (a)	16,396	2,124,594
Seagen, Inc. (a)	9,929	1,275,976
Twist Bioscience Corp. (a)	79,035	1,881,823
Ultragenyx Pharmaceutical, Inc. (a)	49,218	2,280,270
uniQure NV (a)	86,157	1,953,179
Vericel Corp. (a)	84,744	2,232,157
Vertex Pharmaceuticals, Inc. (a)	4,101	1,184,287
Vir Biotechnology, Inc. (a)	69,566	1,760,715
Xencor, Inc. (a)	62,162	1,618,698
		81,232,324
BUILDING PRODUCTS — 1.1%
Carrier Global Corp.	84,180	3,472,425
Gibraltar Industries, Inc. (a)	59,260	2,718,849
Johnson Controls International PLC	53,665	3,434,560
Resideo Technologies, Inc. (a)	206,311	3,393,816
View, Inc. (a)	4,049,534	3,907,395
		16,927,045
CAPITAL MARKETS — 0.3%
Bakkt Holdings, Inc. (a) (c)	326,879	388,986
BlackRock, Inc.	592	419,509
Charles Schwab Corp.	5,474	455,765
Coinbase Global, Inc. Class A (a) (c)	59,816	2,116,888
Open Lending Corp. Class A (a)	104,208	703,404
Security Description	Shares	Value
Robinhood Markets, Inc. Class A (a)	49,909	$ 406,260
		4,490,812
CHEMICALS — 1.5%
American Vanguard Corp.	73,194	1,589,042
Aspen Aerogels, Inc. (a) (c)	96,108	1,133,113
Bioceres Crop Solutions Corp. (a)	70,805	851,784
Cabot Corp.	63,697	4,257,507
Corteva, Inc.	28,205	1,657,890
FMC Corp.	23,520	2,935,296
Ginkgo Bioworks Holdings, Inc. (a)	904,601	1,528,776
ICL Group, Ltd. (c)	188,229	1,375,954
Mosaic Co.	32,818	1,439,726
Nutrien, Ltd.	38,280	2,795,588
Scotts Miracle-Gro Co.	29,368	1,426,991
Sociedad Quimica y Minera de Chile SA ADR	17,896	1,428,817
		22,420,484
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aurora Innovation, Inc. (a)	460,984	557,791
Deluxe Corp.	63,402	1,076,566
Tetra Tech, Inc.	13,179	1,913,459
		3,547,816
COMMUNICATIONS EQUIPMENT — 1.3%
CalAmp Corp. (a)	603,774	2,704,908
Cisco Systems, Inc.	60,489	2,881,696
F5, Inc. (a)	8,856	1,270,925
Juniper Networks, Inc.	40,165	1,283,673
Lumentum Holdings, Inc. (a)	82,937	4,326,823
NetScout Systems, Inc. (a)	36,015	1,170,848
Radware, Ltd. (a)	62,084	1,226,159
Telefonaktiebolaget LM Ericsson ADR	184,041	1,074,799
Viasat, Inc. (a)	112,780	3,569,487
		19,509,318
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	93,433	5,077,149
NV5 Global, Inc. (a)	12,918	1,709,310
ReneSola, Ltd. ADR (a)	1,662,595	7,514,929
Valmont Industries, Inc.	21,892	7,239,028
		21,540,416
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	28,546	697,950
FinVolution Group ADR	76,851	381,181
Green Dot Corp. Class A (a)	66,038	1,044,721
LendingClub Corp. (a)	74,026	651,429
LexinFintech Holdings, Ltd. ADR (a)	111,335	211,536
Lufax Holding, Ltd. ADR	214,635	416,392
Oportun Financial Corp. (a)	46,775	257,730
SoFi Technologies, Inc. (a)	255,000	1,175,550

See accompanying notes to financial statements.
134

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Upstart Holdings, Inc. (a)	40,972	$ 541,650
		5,378,139
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	8,855	973,873
Ball Corp.	51,663	2,642,046
		3,615,919
DIVERSIFIED CONSUMER SERVICES — 0.7%
ADT, Inc.	970,778	8,804,957
Afya, Ltd. Class A (a)	61,913	967,081
Vivint Smart Home, Inc. (a)	133,310	1,586,389
		11,358,427
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. ADR	16,041	1,291,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BCE, Inc.	39,372	1,730,399
IDT Corp. Class B (a)	27,274	768,309
Iridium Communications, Inc. (a)	141,851	7,291,141
Ooma, Inc. (a)	21,909	298,401
		10,088,250
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	83,943	5,415,163
Avangrid, Inc. (c)	130,455	5,606,956
Centrais Eletricas Brasileiras SA ADR	661,645	5,246,845
Cia Paranaense de Energia ADR	507,286	3,647,382
Constellation Energy Corp.	57,495	4,956,644
Korea Electric Power Corp. ADR	304,810	2,633,558
NextEra Energy, Inc.	64,359	5,380,413
		32,886,961
ELECTRICAL EQUIPMENT — 6.5%
ABB, Ltd. ADR	411,792	12,543,184
Acuity Brands, Inc.	18,788	3,111,481
Allied Motion Technologies, Inc.	35,387	1,231,821
AMETEK, Inc.	13,864	1,937,078
Array Technologies, Inc. (a)	277,034	5,355,067
Ballard Power Systems, Inc. (a)	1,170,501	5,606,700
Beam Global (a)	120,932	2,112,682
Blink Charging Co. (a)	420,830	4,616,505
Bloom Energy Corp. Class A (a)	432,257	8,264,754
ChargePoint Holdings, Inc. (a)	249,013	2,373,094
Emerson Electric Co.	50,960	4,895,218
FuelCell Energy, Inc. (a)	2,187,466	6,081,155
Generac Holdings, Inc. (a)	74,914	7,540,843
Hubbell, Inc.	7,764	1,822,055
Plug Power, Inc. (a)	455,580	5,635,525
Rockwell Automation, Inc.	18,696	4,815,529
Sensata Technologies Holding PLC	19,242	776,992
Shoals Technologies Group, Inc. Class A (a)	331,959	8,189,429
Security Description	Shares	Value
SKYX Platforms Corp. (a) (c)	241,565	$ 608,744
Stem, Inc. (a)	278,138	2,486,554
Sunrun, Inc. (a)	189,287	4,546,674
TPI Composites, Inc. (a)	535,252	5,427,455
		99,978,539
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.6%
908 Devices, Inc. (a)	364,900	2,780,538
Aeva Technologies, Inc. (a)	519,082	705,951
AEye, Inc. (a)	404,252	194,283
Amphenol Corp. Class A	33,463	2,547,873
Badger Meter, Inc.	26,936	2,936,832
Cognex Corp.	101,680	4,790,145
Coherent Corp. (a)	84,174	2,954,507
FARO Technologies, Inc. (a)	150,177	4,416,706
Hollysys Automation Technologies, Ltd.	160,293	2,633,614
Innoviz Technologies, Ltd. (a)	192,078	754,867
IPG Photonics Corp. (a)	27,859	2,637,411
Itron, Inc. (a)	65,083	3,296,454
MicroVision, Inc. (a)	1,299,849	3,054,645
Mirion Technologies, Inc. (a)	937,721	6,198,336
National Instruments Corp.	14,856	548,186
Novanta, Inc. (a)	16,973	2,306,121
OSI Systems, Inc. (a)	75,950	6,039,544
Ouster, Inc. (a)	2,123,761	1,832,806
Sanmina Corp. (a)	61,278	3,510,617
SmartRent, Inc. (a)	1,177,320	2,860,888
TE Connectivity, Ltd.	15,792	1,812,922
Teledyne Technologies, Inc. (a)	62,747	25,093,153
Trimble, Inc. (a)	64,999	3,286,349
TTM Technologies, Inc. (a)	181,577	2,738,181
Velodyne Lidar, Inc. (a)	3,314,477	2,448,404
Vontier Corp.	108,484	2,096,996
Zebra Technologies Corp. Class A (a)	22,644	5,806,148
		100,282,477
ENERGY EQUIPMENT & SERVICES — 0.5%
Oceaneering International, Inc. (a)	266,022	4,652,725
TechnipFMC PLC (a)	297,861	3,630,925
		8,283,650
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	15,049	1,152,001
Bilibili, Inc. ADR (a)	117,002	2,771,777
DouYu International Holdings, Ltd. ADR (a)	407,934	571,108
Electronic Arts, Inc.	8,778	1,072,496
NetEase, Inc. ADR (c)	36,912	2,680,919
ROBLOX Corp. Class A (a)	40,835	1,162,164
Sea, Ltd. ADR (a)	50,020	2,602,541
Skillz, Inc. (a)	1,276,343	646,468
Take-Two Interactive Software, Inc. (a)	10,933	1,138,453

See accompanying notes to financial statements.
135

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tencent Music Entertainment Group ADR (a) (c)	380,894	$ 3,153,802
		16,951,729
FOOD & STAPLES RETAILING — 0.1%
Andersons, Inc.	43,184	1,511,008
FOOD PRODUCTS — 0.5%
AppHarvest, Inc. (a)	1,209,827	686,456
Benson Hill, Inc. (a)	354,722	904,541
Beyond Meat, Inc. (a)	194,814	2,398,160
BRF SA ADR (a)	834,580	1,318,636
Darling Ingredients, Inc. (a)	21,652	1,355,199
Ingredion, Inc.	16,406	1,606,640
		8,269,632
GAS UTILITIES — 0.4%
New Jersey Resources Corp.	109,339	5,425,401
HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Abbott Laboratories	35,251	3,870,207
AngioDynamics, Inc. (a)	312,546	4,303,758
Boston Scientific Corp. (a)	82,313	3,808,622
Butterfly Network, Inc. (a)	583,596	1,435,646
CONMED Corp.	30,401	2,694,745
Cue Health, Inc. (a)	265,992	550,603
DexCom, Inc. (a)	58,368	6,609,592
Globus Medical, Inc. Class A (a)	57,918	4,301,570
Intuitive Surgical, Inc. (a)	18,059	4,791,956
iRhythm Technologies, Inc. (a)	89,537	8,386,931
Koninklijke Philips NV	70,423	1,055,641
Masimo Corp. (a)	62,676	9,272,914
Medtronic PLC	84,115	6,537,418
Omnicell, Inc. (a)	105,603	5,324,503
Paragon 28, Inc. (a)	109,897	2,100,132
Penumbra, Inc. (a)	10,871	2,418,363
PROCEPT BioRobotics Corp. (a)	88,277	3,667,027
ResMed, Inc.	7,148	1,487,713
Sight Sciences, Inc. (a)	118,216	1,443,417
Smith & Nephew PLC ADR	236,791	6,367,310
Stryker Corp.	16,767	4,099,364
Varex Imaging Corp. (a)	215,693	4,378,568
		88,906,000
HEALTH CARE PROVIDERS & SERVICES — 1.2%
1Life Healthcare, Inc. (a)	93,711	1,565,911
Apollo Medical Holdings, Inc. (a)	29,841	882,995
Cigna Corp.	2,854	945,644
CorVel Corp. (a)	6,440	935,925
DocGo, Inc. (a)	234,315	1,656,607
HealthEquity, Inc. (a)	6,836	421,371
Hims & Hers Health, Inc. (a)	249,939	1,602,109
Invitae Corp. (a)	624,418	1,161,418
McKesson Corp.	6,684	2,507,302
ModivCare, Inc. (a)	15,305	1,373,318
OmniAb, Inc. (d)	4,014	—
OPKO Health, Inc. (a)	616,529	770,661
Pediatrix Medical Group, Inc. (a)	60,309	896,192
Security Description	Shares	Value
Premier, Inc. Class A	28,821	$ 1,008,159
Privia Health Group, Inc. (a)	68,414	1,553,682
Quest Diagnostics, Inc.	6,376	997,461
		18,278,755
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	53,030	935,449
American Well Corp. Class A (a)	469,217	1,327,884
Evolent Health, Inc. Class A (a)	35,564	998,637
GoodRx Holdings, Inc. Class A (a)	354,416	1,651,578
Health Catalyst, Inc. (a)	155,682	1,654,900
NextGen Healthcare, Inc. (a)	49,711	933,573
OptimizeRx Corp. (a)	80,177	1,346,974
Sharecare, Inc. (a)	972,625	1,556,200
Teladoc Health, Inc. (a)	59,893	1,416,469
		11,821,664
HOUSEHOLD DURABLES — 1.4%
Garmin, Ltd.	77,344	7,138,078
iRobot Corp. (a)	75,302	3,624,285
Sony Group Corp. ADR	15,241	1,162,584
Universal Electronics, Inc. (a)	24,363	506,994
Vuzix Corp. (a)	2,313,049	8,419,498
		20,851,439
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.7%
AES Corp.	198,560	5,710,586
Altus Power, Inc. (a)	790,603	5,154,732
Atlantica Sustainable Infrastructure PLC	301,431	7,807,063
Montauk Renewables, Inc. (a)	432,770	4,773,453
Ormat Technologies, Inc.	117,584	10,168,664
Sunnova Energy International, Inc. (a)	249,046	4,485,318
TransAlta Corp. (c)	354,938	3,183,794
		41,283,610
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	61,404	5,145,041
Honeywell International, Inc.	43,641	9,352,267
		14,497,308
INSURANCE — 0.3%
Allstate Corp.	3,223	437,039
Bright Health Group, Inc. (a)	1,795,333	1,166,787
Oscar Health, Inc. Class A (a) (c)	536,863	1,320,683
Progressive Corp.	3,365	436,474
Sun Life Financial, Inc.	20,458	949,660
		4,310,643
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class C (a)	25,350	2,249,305
Baidu, Inc. ADR (a)	36,855	4,215,475
Bumble, Inc. Class A (a)	70,115	1,475,921
Hello Group, Inc. ADR	302,634	2,717,653

See accompanying notes to financial statements.
136

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
JOYY, Inc. ADR	50,173	$ 1,584,965
Match Group, Inc. (a)	39,416	1,635,370
Meta Platforms, Inc. Class A (a)	55,646	6,696,440
Snap, Inc. Class A (a)	418,108	3,742,066
Sohu.com, Ltd. ADR (a)	31,442	431,070
Vimeo, Inc. (a)	452,589	1,552,380
Weibo Corp. ADR (a)	120,897	2,311,551
Yandex NV Class A (a)	180,377	—
Yelp, Inc. (a)	52,330	1,430,702
Ziff Davis, Inc. (a)	17,518	1,385,674
		31,428,572
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Alibaba Group Holding, Ltd. ADR (a)	48,237	4,249,198
Jumia Technologies AG ADR (a)	289,373	928,887
MercadoLibre, Inc. (a)	1,747	1,478,381
		6,656,466
IT SERVICES — 2.2%
Akamai Technologies, Inc. (a)	14,643	1,234,405
Block, Inc. (a)	18,912	1,188,430
Cloudflare, Inc. Class A (a)	31,300	1,415,073
Dlocal, Ltd. (a)	93,604	1,457,414
Edgio, Inc. (a)	604,954	683,598
Evo Payments, Inc. Class A (a)	23,224	785,900
ExlService Holdings, Inc. (a)	5,018	850,200
Fidelity National Information Services, Inc.	19,422	1,317,783
Fiserv, Inc. (a)	11,717	1,184,237
Flywire Corp. (a)	55,353	1,354,488
Globant SA (a)	9,822	1,651,667
I3 Verticals, Inc. Class A (a)	50,410	1,226,979
Marqeta, Inc. Class A (a)	183,992	1,124,191
Mastercard, Inc. Class A	3,645	1,267,476
Nuvei Corp. (a) (e)	40,308	1,024,226
Pagseguro Digital, Ltd. Class A (a)	141,968	1,240,800
Paya Holdings, Inc. (a)	150,195	1,182,035
Paymentus Holdings, Inc. Class A (a)	123,159	986,504
Payoneer Global, Inc. (a)	144,049	787,948
PayPal Holdings, Inc. (a)	13,168	937,825
Paysafe, Ltd. (a)	108,085	1,501,301
Repay Holdings Corp. (a)	149,877	1,206,510
Shift4 Payments, Inc. Class A (a)	25,269	1,413,295
Shopify, Inc. Class A (a)	34,090	1,183,264
StoneCo, Ltd. Class A (a)	42,761	403,664
Twilio, Inc. Class A (a)	36,007	1,762,903
Verra Mobility Corp. (a)	148,785	2,057,697
Visa, Inc. Class A	7,652	1,589,779
		34,019,592
LIFE SCIENCES TOOLS & SERVICES — 4.5%
AbCellera Biologics, Inc. (a) (c)	102,745	1,040,807
Agilent Technologies, Inc.	17,050	2,551,533
Azenta, Inc. (a)	23,388	1,361,649
Security Description	Shares	Value
Bionano Genomics, Inc. (a)	3,258,968	$ 4,758,093
Bio-Techne Corp.	16,293	1,350,364
Bruker Corp.	382,040	26,112,434
Charles River Laboratories International, Inc. (a)	16,132	3,515,163
Codexis, Inc. (a)	349,290	1,627,691
Danaher Corp.	17,182	4,560,446
Maravai LifeSciences Holdings, Inc. Class A (a)	131,764	1,885,543
Mettler-Toledo International, Inc. (a)	1,782	2,575,792
PerkinElmer, Inc.	18,074	2,534,336
Seer, Inc. (a) (c)	800,435	4,642,523
Stevanato Group SpA	214,655	3,857,350
Thermo Fisher Scientific, Inc.	10,663	5,872,008
		68,245,732
MACHINERY — 5.4%
AGCO Corp.	23,335	3,236,331
Allison Transmission Holdings, Inc.	24,753	1,029,725
Barnes Group, Inc.	100,655	4,111,757
Chart Industries, Inc. (a)	8,230	948,343
CNH Industrial NV	103,259	1,658,340
Cummins, Inc.	25,455	6,167,492
Deere & Co.	6,980	2,992,745
Desktop Metal, Inc. Class A (a)	1,658,965	2,256,192
Dover Corp.	38,420	5,202,452
Energy Recovery, Inc. (a)	157,236	3,221,766
ESCO Technologies, Inc.	29,615	2,592,497
Evoqua Water Technologies Corp. (a)	78,450	3,106,620
Fortive Corp.	39,309	2,525,603
Hydrofarm Holdings Group, Inc. (a)	786,663	1,219,328
Hyliion Holdings Corp. (a)	415,047	971,210
Hyster-Yale Materials Handling, Inc.	88,740	2,246,009
Hyzon Motors, Inc. (a)	636,381	986,391
Ideanomics, Inc. (a)	7,757,053	1,272,157
Ingersoll Rand, Inc.	29,690	1,551,302
John Bean Technologies Corp.	42,215	3,855,496
Lincoln Electric Holdings, Inc.	25,555	3,692,442
Lindsay Corp.	16,793	2,734,740
Lion Electric Co. (a)	317,572	711,361
Luxfer Holdings PLC	32,387	444,350
Markforged Holding Corp. (a)	1,402,533	1,626,938
Microvast Holdings, Inc. (a)	501,298	766,986
Mueller Water Products, Inc. Class A	162,894	1,752,739
Nikola Corp. (a)	413,699	893,590
PACCAR, Inc.	19,885	1,968,018
Pentair PLC	73,143	3,289,972
Proterra, Inc. (a)	707,249	2,666,329
Proto Labs, Inc. (a)	141,025	3,600,368
SPX Technologies, Inc. (a)	36,483	2,395,109
Standex International Corp.	25,376	2,598,756

See accompanying notes to financial statements.
137

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	27,586	$ 3,050,184
		83,343,638
METALS & MINING — 0.5%
ArcelorMittal SA	33,007	865,443
ATI, Inc. (a)	77,715	2,320,570
Carpenter Technology Corp.	81,105	2,996,019
Kaiser Aluminum Corp.	27,418	2,082,671
		8,264,703
MULTI-UTILITIES — 0.7%
Algonquin Power & Utilities Corp.	721,763	4,705,895
Consolidated Edison, Inc.	57,760	5,505,105
		10,211,000
OIL, GAS & CONSUMABLE FUELS — 0.8%
BP PLC ADR	56,053	1,957,931
Enbridge, Inc. (c)	137,391	5,371,988
Shell PLC ADR (c)	32,737	1,864,372
Suncor Energy, Inc.	54,128	1,717,482
Ultrapar Participacoes SA ADR (c)	481,514	1,165,264
		12,077,037
PHARMACEUTICALS — 1.6%
ATAI Life Sciences NV (a)	336,020	893,813
Bristol-Myers Squibb Co.	16,708	1,202,141
Catalent, Inc. (a)	44,793	2,016,133
Liquidia Corp. (a)	1,728,936	11,013,322
Novartis AG ADR	14,599	1,324,421
Novo Nordisk A/S ADR	11,390	1,541,523
Pacira BioSciences, Inc. (a)	26,304	1,015,597
Roivant Sciences, Ltd. (a)	243,430	1,945,006
Sanofi ADR	26,897	1,302,622
Zoetis, Inc.	20,561	3,013,214
		25,267,792
PROFESSIONAL SERVICES — 1.7%
ASGN, Inc. (a)	15,202	1,238,659
Jacobs Solutions, Inc.	31,506	3,782,925
KBR, Inc.	50,655	2,674,584
Leidos Holdings, Inc.	147,513	15,516,893
Planet Labs PBC (a)	767,571	3,338,934
		26,551,995
ROAD & RAIL — 0.7%
Avis Budget Group, Inc. (a)	9,177	1,504,386
Grab Holdings, Ltd. Class A (a)	1,080,017	3,477,655
Hertz Global Holdings, Inc. (a)	70,268	1,081,424
Lyft, Inc. Class A (a)	145,665	1,605,228
TuSimple Holdings, Inc. Class A (a)	398,900	654,196
Uber Technologies, Inc. (a)	71,373	1,765,054
		10,087,943
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.3%
Advanced Micro Devices, Inc. (a)	31,521	$ 2,041,615
Allegro MicroSystems, Inc. (a)	127,703	3,833,644
Ambarella, Inc. (a)	132,003	10,854,607
Analog Devices, Inc.	17,379	2,850,677
Applied Materials, Inc.	66,048	6,431,754
Broadcom, Inc.	2,641	1,476,662
Canadian Solar, Inc. (a)	154,539	4,775,255
Daqo New Energy Corp. ADR (a)	109,604	4,231,810
Enphase Energy, Inc. (a)	20,289	5,375,774
First Solar, Inc. (a)	33,531	5,022,609
Himax Technologies, Inc. ADR	602,901	3,744,015
indie Semiconductor, Inc. Class A (a)	115,745	674,793
Intel Corp.	62,786	1,659,434
JinkoSolar Holding Co., Ltd. ADR (a)	123,450	5,046,636
KLA Corp.	19,581	7,382,624
Maxeon Solar Technologies, Ltd. (a)	264,104	4,241,510
Meta Materials, Inc. (a)	4,438,902	5,282,293
Micron Technology, Inc.	37,627	1,880,598
NVE Corp.	32,036	2,074,331
NVIDIA Corp.	30,332	4,432,719
NXP Semiconductors NV	8,323	1,315,284
ON Semiconductor Corp. (a)	98,156	6,121,990
Qorvo, Inc. (a)	38,342	3,475,319
QUALCOMM, Inc.	7,934	872,264
Silicon Laboratories, Inc. (a)	27,575	3,741,100
SolarEdge Technologies, Inc. (a)	20,089	5,690,611
STMicroelectronics NV	133,771	4,758,235
SunPower Corp. (a)	243,958	4,398,563
Synaptics, Inc. (a)	22,087	2,101,799
Teradyne, Inc.	40,774	3,561,609
Texas Instruments, Inc.	4,661	770,090
Tower Semiconductor, Ltd. (a)	64,356	2,780,179
Ultra Clean Holdings, Inc. (a)	111,838	3,707,430
		126,607,833
SOFTWARE — 7.3%
8x8, Inc. (a)	427,476	1,846,696
A10 Networks, Inc.	64,131	1,066,499
ACI Worldwide, Inc. (a)	57,153	1,314,519
Adobe, Inc. (a)	3,617	1,217,229
Agilysys, Inc. (a)	12,782	1,011,567
Alarm.com Holdings, Inc. (a)	59,898	2,963,753
Alteryx, Inc. Class A (a)	23,874	1,209,696
ANSYS, Inc. (a)	24,752	5,979,836
Asana, Inc. Class A (a) (c)	100,477	1,383,568
Aspen Technology, Inc. (a)	20,222	4,153,599
Atlassian Corp. Class A (a)	13,016	1,674,899
Autodesk, Inc. (a)	34,620	6,469,439
Avaya Holdings Corp. (a)	1,007,460	197,462

See accompanying notes to financial statements.
138

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bitfarms, Ltd. (a)	1,198,256	$ 527,233
Blackbaud, Inc. (a)	13,199	776,893
BlackBerry, Ltd. (a)	317,616	1,035,428
Box, Inc. Class A (a)	54,827	1,706,765
C3.ai, Inc. Class A (a)	237,274	2,655,096
Check Point Software Technologies, Ltd. (a)	9,508	1,199,529
Cleanspark, Inc. (a)	730,871	1,490,977
Crowdstrike Holdings, Inc. Class A (a)	10,112	1,064,692
CyberArk Software, Ltd. (a)	8,878	1,151,033
Datadog, Inc. Class A (a)	18,303	1,345,271
Dropbox, Inc. Class A (a)	70,800	1,584,504
EngageSmart, Inc. (a)	43,589	767,166
ForgeRock, Inc. Class A (a)	52,717	1,200,366
Fortinet, Inc. (a)	25,968	1,269,576
Hive Blockchain Technologies, Ltd. (a)	397,384	572,233
Hut 8 Mining Corp. (a)	1,552,637	1,319,741
Latch, Inc. (a)	793,947	563,623
Lightspeed Commerce, Inc. (a)	58,993	843,600
Marathon Digital Holdings, Inc. (a)	281,241	961,844
Materialise NV ADR (a)	272,190	2,395,272
Microsoft Corp.	23,158	5,553,752
N-Able, Inc. (a)	125,014	1,285,144
OneConnect Financial Technology Co., Ltd. (a)	1	5
OneSpan, Inc. (a)	112,464	1,258,472
Oracle Corp.	12,261	1,002,214
Palo Alto Networks, Inc. (a)	8,677	1,210,789
PTC, Inc. (a)	97,104	11,656,364
Q2 Holdings, Inc. (a)	62,740	1,685,824
Qualys, Inc. (a)	11,170	1,253,609
Rapid7, Inc. (a)	42,183	1,433,378
RingCentral, Inc. Class A (a)	52,172	1,846,889
Riot Blockchain, Inc. (a)	430,253	1,458,558
Roper Technologies, Inc.	4,706	2,033,416
SAP SE ADR	27,905	2,879,517
SentinelOne, Inc. Class A (a)	70,597	1,030,010
Telos Corp. (a)	116,491	592,939
Tenable Holdings, Inc. (a)	34,260	1,307,019
UiPath, Inc. Class A (a)	276,607	3,515,675
Unity Software, Inc. (a)	136,386	3,899,276
UserTesting, Inc. (a)	133,558	1,003,021
Varonis Systems, Inc. (a)	78,290	1,874,263
Veritone, Inc. (a)	316,577	1,677,858
VMware, Inc. Class A (a)	10,873	1,334,769
Weave Communications, Inc. (a)	155,747	713,321
Workiva, Inc. (a)	22,755	1,910,737
Xperi, Inc. (a)	47,310	407,339
Zoom Video Communications, Inc. Class A (a)	19,680	1,333,123
Zscaler, Inc. (a)	10,986	1,229,333
		111,306,218
Security Description	Shares	Value
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a)	425,449	$ 1,901,757
Volta, Inc. (a)	3,513,451	1,248,681
		3,150,438
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
3D Systems Corp. (a) (c)	973,657	7,205,062
Apple, Inc.	56,167	7,297,778
Canaan, Inc. ADR (a)	282,563	582,080
Canon, Inc. ADR	95,975	2,080,738
Eastman Kodak Co. (a) (c)	513,274	1,565,486
HP, Inc.	115,929	3,115,012
Immersion Corp.	166,685	1,171,796
Logitech International SA	36,622	2,279,719
Nano Dimension, Ltd. ADR (a)	4,906,032	11,283,874
Stratasys, Ltd. (a)	457,285	5,423,400
Xerox Holdings Corp.	490,007	7,154,102
		49,159,047
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Fossil Group, Inc. (a)	592,193	2,552,352
THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Rocket Cos., Inc. Class A	95,907	671,349
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	51,583	6,501,006
Core & Main, Inc. Class A (a)	90,914	1,755,549
Titan Machinery, Inc. (a)	47,478	1,886,301
		10,142,856
WATER UTILITIES — 0.1%
Consolidated Water Co., Ltd.	119,333	1,766,128
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
FingerMotion, Inc. (a)	140,469	394,718
Rogers Communications, Inc. Class B	43,065	2,017,165
SK Telelcom Co., Ltd. ADR	197,899	4,074,740
Turkcell Iletisim Hizmetleri A/S ADR (c)	908,433	4,351,394
Vodafone Group PLC ADR (c)	70,583	714,300
		11,552,317
TOTAL COMMON STOCKS (Cost $1,852,842,631)		1,526,446,428
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	1,940,194	1,940,582

See accompanying notes to financial statements.
139

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	151,884,293	$ 151,884,293
TOTAL SHORT-TERM INVESTMENTS (Cost $153,824,975)		153,824,875
TOTAL INVESTMENTS — 109.8% (Cost $2,006,667,606)		1,680,271,303
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(150,016,002)
NET ASSETS — 100.0%		$ 1,530,255,301
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,526,446,428	$—	$ 0(a)	$1,526,446,428
Short-Term Investments	153,824,875	—	—	153,824,875
TOTAL INVESTMENTS	$1,680,271,303	$—	$ 0	$1,680,271,303
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,155,798	$ 1,155,682	$ 35,010,718	$ 34,226,584	$777	$(11)	1,940,194	$ 1,940,582	$ 26,470
State Street Navigator Securities Lending Portfolio II	142,616,689	142,616,689	325,765,484	316,497,880	—	—	151,884,293	151,884,293	4,447,071
Total		$143,772,371	$360,776,202	$350,724,464	$777	$(11)		$153,824,875	$4,473,541
See accompanying notes to financial statements.
140

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.8%
EHang Holdings, Ltd. ADR (a) (b)	44,355	$ 380,566
HEICO Corp.	3,944	605,956
Huntington Ingalls Industries, Inc.	2,683	618,915
Kaman Corp.	31,027	691,902
Textron, Inc.	12,913	914,240
		3,211,579
AIRLINES — 0.4%
Blade Air Mobility, Inc. (a)	56,967	203,942
AUTO COMPONENTS — 13.5%
American Axle & Manufacturing Holdings, Inc. (a)	101,232	791,634
Aptiv PLC (a)	9,592	893,303
BorgWarner, Inc.	22,747	915,567
Dana, Inc.	57,447	869,173
Garrett Motion, Inc. (a)	25,151	191,651
Gentherm, Inc. (a)	13,115	856,278
Lear Corp.	7,177	890,091
Luminar Technologies, Inc. (a) (b)	130,838	647,648
Modine Manufacturing Co. (a)	30,730	610,298
Visteon Corp. (a)	6,530	854,320
		7,519,963
AUTOMOBILES — 21.4%
Cenntro Electric Group, Ltd. (a) (b)	660,945	290,816
Fisker, Inc. (a) (b)	129,027	938,026
Ford Motor Co.	71,380	830,149
General Motors Co.	24,696	830,774
Honda Motor Co., Ltd. ADR	39,211	896,364
Li Auto, Inc. ADR (a)	41,396	844,478
Lordstown Motors Corp. Class A (a) (b)	661,138	753,697
Lucid Group, Inc. (a) (b)	109,044	744,771
NIO, Inc. ADR (a)	74,594	727,292
Niu Technologies ADR (a) (b)	84,105	439,869
Rivian Automotive, Inc. Class A (a) (b)	33,569	618,677
Stellantis NV (b)	41,310	586,602
Tata Motors, Ltd. ADR (a)	25,236	583,204
Tesla, Inc. (a)	5,385	663,324
Toyota Motor Corp. ADR (b)	4,409	602,181
Workhorse Group, Inc. (a) (b)	489,620	744,222
XPeng, Inc. ADR (a)	85,297	847,852
		11,942,298
CHEMICALS — 1.8%
Aspen Aerogels, Inc. (a) (b)	85,085	1,003,152
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Aurora Innovation, Inc. (a) (b)	610,269	738,425
COMMUNICATIONS EQUIPMENT — 1.1%
CalAmp Corp. (a)	130,575	584,976
DIVERSIFIED FINANCIAL SERVICES — 0.9%
ORIX Corp. ADR	6,146	494,876
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.4%
Ballard Power Systems, Inc. (a) (b)	171,904	$ 823,420
Blink Charging Co. (a) (b)	71,587	785,309
Plug Power, Inc. (a) (b)	68,623	848,867
Sensata Technologies Holding PLC	14,365	580,059
		3,037,655
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.5%
Aeva Technologies, Inc. (a)	305,593	415,607
AEye, Inc. (a) (b)	177,256	85,189
Innoviz Technologies, Ltd. (a)	190,379	748,190
National Instruments Corp.	16,068	592,909
Ouster, Inc. (a) (b)	184,362	159,104
Sanmina Corp. (a)	9,838	563,619
Trimble, Inc. (a)	16,341	826,201
Velodyne Lidar, Inc. (a)	528,430	390,351
Vontier Corp.	49,468	956,216
		4,737,386
INTERACTIVE MEDIA & SERVICES — 1.1%
Baidu, Inc. ADR (a)	5,479	626,688
Yandex NV Class A (a) (c)	31,237	—
		626,688
MACHINERY — 11.1%
Allison Transmission Holdings, Inc.	21,414	890,822
Cummins, Inc.	3,847	932,090
Hyliion Holdings Corp. (a) (b)	196,432	459,651
Hyster-Yale Materials Handling, Inc.	6,684	169,172
Hyzon Motors, Inc. (a) (b)	192,819	298,869
Lion Electric Co. (a) (b)	189,419	424,299
Luxfer Holdings PLC	10,761	147,641
Microvast Holdings, Inc. (a) (b)	491,518	752,023
Nikola Corp. (a) (b)	388,075	838,242
PACCAR, Inc.	5,991	592,929
Proterra, Inc. (a) (b)	188,844	711,942
		6,217,680
METALS & MINING — 1.1%
ArcelorMittal SA	23,577	618,189
ROAD & RAIL — 9.3%
Avis Budget Group, Inc. (a)	4,938	809,486
Grab Holdings, Ltd. Class A (a)	318,148	1,024,437
Hertz Global Holdings, Inc. (a)	38,647	594,777
Lyft, Inc. Class A (a)	90,934	1,002,093
TuSimple Holdings, Inc. Class A (a)	549,051	900,444
Uber Technologies, Inc. (a)	35,543	878,978
		5,210,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.0%
Allegro MicroSystems, Inc. (a)	29,491	885,320
Ambarella, Inc. (a)	12,280	1,009,784
Enphase Energy, Inc. (a)	1,985	525,946
indie Semiconductor, Inc. Class A (a)	127,874	745,505

See accompanying notes to financial statements.
141

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Intel Corp.	22,165	$ 585,821
NVIDIA Corp.	3,895	569,215
NXP Semiconductors NV	3,821	603,833
ON Semiconductor Corp. (a)	13,364	833,513
QUALCOMM, Inc.	7,871	865,338
SolarEdge Technologies, Inc. (a)	2,019	571,922
STMicroelectronics NV	16,681	593,343
Texas Instruments, Inc.	3,617	597,601
		8,387,141
SOFTWARE — 2.1%
ANSYS, Inc. (a)	2,584	624,269
Xperi, Inc. (a)	62,069	534,414
		1,158,683
TOTAL COMMON STOCKS (Cost $104,383,068)		55,692,848
SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	33,695	33,702
State Street Navigator Securities Lending Portfolio II (f) (g)	5,798,224	5,798,224
TOTAL SHORT-TERM INVESTMENTS (Cost $5,831,924)		5,831,926
TOTAL INVESTMENTS — 110.3% (Cost $110,214,992)		61,524,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(5,734,360)
NET ASSETS — 100.0%		$ 55,790,414

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$55,692,848	$—	$ 0(a)	$55,692,848
Short-Term Investments	5,831,926	—	—	5,831,926
TOTAL INVESTMENTS	$61,524,774	$—	$ 0	$61,524,774
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	85,725	$ 85,716	$ 2,562,717	$ 2,614,875	$140	$ 4	33,695	$ 33,702	$ 1,892
State Street Navigator Securities Lending Portfolio II	7,974,573	7,974,573	18,233,820	20,410,169	—	—	5,798,224	5,798,224	501,787
Total		$8,060,289	$20,796,537	$23,025,044	$140	$ 4		$5,831,926	$503,679
See accompanying notes to financial statements.
142

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
Triumph Group, Inc. (a)	269	$ 2,830
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	112	11,290
Forward Air Corp.	118	12,377
		23,667
AIRLINES — 0.3%
Allegiant Travel Co. (a)	65	4,420
SkyWest, Inc. (a)	218	3,599
		8,019
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	518	4,051
Gentherm, Inc. (a)	141	9,206
LCI Industries	113	10,447
Motorcar Parts of America, Inc. (a)	70	830
Patrick Industries, Inc.	96	5,817
Standard Motor Products, Inc.	80	2,784
		33,135
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	129	6,798
BANKS — 12.2%
Ameris Bancorp	285	13,435
Banc of California, Inc.	252	4,014
Bancorp, Inc. (a)	252	7,152
BankUnited, Inc.	337	11,448
Banner Corp.	150	9,480
Berkshire Hills Bancorp, Inc.	194	5,801
Central Pacific Financial Corp.	116	2,352
City Holding Co.	64	5,958
Community Bank System, Inc.	232	14,604
Customers Bancorp, Inc. (a)	132	3,741
Eagle Bancorp, Inc.	141	6,214
FB Financial Corp.	151	5,457
First BanCorp	781	9,934
First Financial Bancorp	417	10,104
First Hawaiian, Inc.	552	14,374
Hanmi Financial Corp.	124	3,069
Heritage Financial Corp.	158	4,841
Hilltop Holdings, Inc.	205	6,152
HomeStreet, Inc.	84	2,317
Hope Bancorp, Inc.	521	6,674
Independent Bank Corp.	199	16,802
Independent Bank Group, Inc.	153	9,192
Lakeland Financial Corp.	109	7,954
National Bank Holdings Corp. Class A	161	6,773
NBT Bancorp, Inc.	190	8,250
OFG Bancorp	208	5,733
Pacific Premier Bancorp, Inc.	415	13,097
Park National Corp.	64	9,008
Pathward Financial, Inc.	125	5,381
S&T Bancorp, Inc.	164	5,606
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	307	$ 9,575
ServisFirst Bancshares, Inc.	213	14,678
Simmons First National Corp. Class A	554	11,955
Southside Bancshares, Inc.	135	4,859
Tompkins Financial Corp.	57	4,422
Triumph Financial, Inc. (a)	101	4,936
Trustmark Corp.	266	9,286
Veritex Holdings, Inc.	239	6,711
Westamerica BanCorp	118	6,963
		308,302
BEVERAGES — 0.3%
MGP Ingredients, Inc.	68	7,234
BIOTECHNOLOGY — 2.7%
Anika Therapeutics, Inc. (a)	60	1,776
Avid Bioservices, Inc. (a)	276	3,801
Coherus Biosciences, Inc. (a)	264	2,091
Cytokinetics, Inc. (a)	412	18,878
Eagle Pharmaceuticals, Inc. (a)	48	1,403
Emergent BioSolutions, Inc. (a)	194	2,291
Enanta Pharmaceuticals, Inc. (a)	90	4,187
iTeos Therapeutics, Inc. (a)	114	2,226
Ligand Pharmaceuticals, Inc. (a)	71	4,743
Myriad Genetics, Inc. (a)	345	5,006
Organogenesis Holdings, Inc. (a)	256	689
REGENXBIO, Inc. (a)	156	3,538
uniQure NV (a)	187	4,239
Vanda Pharmaceuticals, Inc. (a)	232	1,715
Vericel Corp. (a)	204	5,373
Xencor, Inc. (a)	260	6,770
		68,726
BUILDING PRODUCTS — 2.1%
AAON, Inc.	182	13,708
PGT Innovations, Inc. (a)	263	4,724
Quanex Building Products Corp.	151	3,576
Resideo Technologies, Inc. (a)	631	10,380
UFP Industries, Inc.	265	21,001
		53,389
CAPITAL MARKETS — 1.4%
Blucora, Inc. (a)	200	5,106
Brightsphere Investment Group, Inc.	148	3,046
Donnelley Financial Solutions, Inc. (a)	115	4,445
Piper Sandler Cos.	60	7,811
StoneX Group, Inc. (a)	74	7,052
Virtus Investment Partners, Inc.	29	5,552
WisdomTree, Inc.	448	2,442
		35,454
CHEMICALS — 3.8%
AdvanSix, Inc.	116	4,410
American Vanguard Corp.	135	2,931
Balchem Corp.	139	16,973
Hawkins, Inc.	87	3,358
HB Fuller Co.	234	16,759
Innospec, Inc.	108	11,109

See accompanying notes to financial statements.
143

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Koppers Holdings, Inc.	88	$ 2,482
Livent Corp. (a)	779	15,479
Quaker Chemical Corp.	58	9,680
Stepan Co.	93	9,901
Trinseo PLC	153	3,475
		96,557
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	292	12,971
Brady Corp. Class A	201	9,467
Deluxe Corp.	176	2,989
Harsco Corp. (a)	328	2,063
Healthcare Services Group, Inc.	323	3,876
HNI Corp.	184	5,231
Interface, Inc.	244	2,408
KAR Auction Services, Inc. (a)	474	6,186
Matthews International Corp. Class A	139	4,231
Pitney Bowes, Inc.	684	2,599
Viad Corp. (a)	84	2,049
		54,070
COMMUNICATIONS EQUIPMENT — 2.0%
ADTRAN Holdings, Inc.	313	5,881
Digi International, Inc. (a)	156	5,702
Extreme Networks, Inc. (a)	564	10,327
Harmonic, Inc. (a)	455	5,961
NETGEAR, Inc. (a)	120	2,173
NetScout Systems, Inc. (a)	299	9,720
Viavi Solutions, Inc. (a)	975	10,247
		50,011
CONSTRUCTION & ENGINEERING — 1.5%
Comfort Systems USA, Inc.	154	17,722
Granite Construction, Inc.	195	6,839
MYR Group, Inc. (a)	75	6,905
NV5 Global, Inc. (a)	55	7,278
		38,744
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	104	4,986
Enova International, Inc. (a)	143	5,487
Green Dot Corp. Class A (a)	216	3,417
PRA Group, Inc. (a)	168	5,675
World Acceptance Corp. (a)	17	1,121
		20,686
DIVERSIFIED CONSUMER SERVICES — 0.6%
Adtalem Global Education, Inc. (a)	199	7,065
Strategic Education, Inc.	98	7,675
WW International, Inc. (a)	206	795
		15,535
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Consolidated Communications Holdings, Inc. (a)	296	1,060
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	104	4,181
Encore Wire Corp.	79	10,867
Security Description	Shares	Value
Powell Industries, Inc.	36	$ 1,267
		16,315
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arlo Technologies, Inc. (a)	343	1,204
Badger Meter, Inc.	128	13,956
CTS Corp.	135	5,322
Fabrinet (a)	160	20,515
FARO Technologies, Inc. (a)	76	2,235
Insight Enterprises, Inc. (a)	132	13,236
Itron, Inc. (a)	197	9,978
Knowles Corp. (a)	412	6,765
Methode Electronics, Inc.	158	7,010
OSI Systems, Inc. (a)	69	5,487
Plexus Corp. (a)	122	12,557
Rogers Corp. (a)	82	9,786
ScanSource, Inc. (a)	104	3,039
		111,090
ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	594	5,334
Bristow Group, Inc. (a)	94	2,550
Core Laboratories NV	194	3,932
DMC Global, Inc. (a)	76	1,477
Helix Energy Solutions Group, Inc. (a)	588	4,340
Helmerich & Payne, Inc.	459	22,753
Nabors Industries, Ltd. (a)	40	6,195
Patterson-UTI Energy, Inc.	945	15,914
		62,495
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a)	450	3,897
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.1%
Acadia Realty Trust REIT	418	5,998
Agree Realty Corp. REIT	378	26,812
American Assets Trust, Inc. REIT	233	6,174
Armada Hoffler Properties, Inc. REIT	297	3,416
Brandywine Realty Trust REIT	721	4,434
CareTrust REIT, Inc.	423	7,859
Centerspace REIT	67	3,931
Chatham Lodging Trust REIT	200	2,454
Community Healthcare Trust, Inc. REIT	95	3,401
DiamondRock Hospitality Co. REIT	938	7,682
Easterly Government Properties, Inc. REIT	389	5,551
Elme Communities REIT	378	6,728
Essential Properties Realty Trust, Inc. REIT	623	14,622
GEO Group, Inc. REIT (a)	558	6,110
Getty Realty Corp. REIT	191	6,465
Hersha Hospitality Trust Class A REIT	136	1,159
Innovative Industrial Properties, Inc. REIT	123	12,466
iStar, Inc. REIT	363	2,770
LTC Properties, Inc. REIT	182	6,466
Office Properties Income Trust REIT	200	2,670

See accompanying notes to financial statements.
144

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	554	$ 8,327
RPT Realty REIT	348	3,494
Safehold, Inc. REIT	118	3,377
SITE Centers Corp. REIT	780	10,655
Summit Hotel Properties, Inc. REIT	440	3,177
Tanger Factory Outlet Centers, Inc. REIT	453	8,127
Uniti Group, Inc. REIT	1,055	5,834
Universal Health Realty Income Trust REIT	51	2,434
Urban Edge Properties REIT	520	7,327
Veris Residential, Inc. REIT (a)	357	5,687
Whitestone REIT	192	1,851
Xenia Hotels & Resorts, Inc. REIT	509	6,709
		204,167
FOOD & STAPLES RETAILING — 0.8%
PriceSmart, Inc.	111	6,747
SpartanNash Co.	143	4,324
United Natural Foods, Inc. (a)	257	9,948
		21,019
FOOD PRODUCTS — 2.7%
Calavo Growers, Inc.	72	2,117
Cal-Maine Foods, Inc.	167	9,093
Fresh Del Monte Produce, Inc.	136	3,562
Hostess Brands, Inc. (a)	592	13,284
J & J Snack Foods Corp.	65	9,731
John B Sanfilippo & Son, Inc.	36	2,928
Seneca Foods Corp. Class A (a)	26	1,585
Simply Good Foods Co. (a)	370	14,071
TreeHouse Foods, Inc. (a)	222	10,962
		67,333
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	154	7,329
South Jersey Industries, Inc.	535	19,008
		26,337
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
AngioDynamics, Inc. (a)	160	2,203
Avanos Medical, Inc. (a)	196	5,304
CONMED Corp.	135	11,966
Glaukos Corp. (a)	210	9,173
Inogen, Inc. (a)	113	2,227
Merit Medical Systems, Inc. (a)	249	17,584
OraSure Technologies, Inc. (a)	296	1,427
Orthofix Medical, Inc. (a)	80	1,642
Surmodics, Inc. (a)	56	1,911
Varex Imaging Corp. (a)	183	3,715
		57,152
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Addus HomeCare Corp. (a)	69	6,865
AMN Healthcare Services, Inc. (a)	188	19,330
Community Health Systems, Inc. (a)	551	2,380
CorVel Corp. (a)	40	5,813
Cross Country Healthcare, Inc. (a)	163	4,331
Security Description	Shares	Value
Ensign Group, Inc.	241	$ 22,801
Fulgent Genetics, Inc. (a)	85	2,531
ModivCare, Inc. (a)	54	4,845
OmniAb, Inc. (c)	52	—
Owens & Minor, Inc.	326	6,367
Pediatrix Medical Group, Inc. (a)	371	5,513
RadNet, Inc. (a)	206	3,879
Select Medical Holdings Corp.	456	11,323
US Physical Therapy, Inc.	54	4,376
		100,354
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	489	8,626
Computer Programs & Systems, Inc. (a)	60	1,633
NextGen Healthcare, Inc. (a)	236	4,432
		14,691
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (a)	108	2,849
Bloomin' Brands, Inc.	379	7,626
Brinker International, Inc. (a)	188	5,999
Cheesecake Factory, Inc.	216	6,849
Dine Brands Global, Inc.	72	4,651
Jack in the Box, Inc.	91	6,209
Ruth's Hospitality Group, Inc.	132	2,043
Shake Shack, Inc. Class A (a)	165	6,853
		43,079
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	36	8,145
Century Communities, Inc.	125	6,251
Ethan Allen Interiors, Inc.	92	2,431
Installed Building Products, Inc.	104	8,902
iRobot Corp. (a)	121	5,824
La-Z-Boy, Inc.	184	4,199
LGI Homes, Inc. (a)	89	8,241
MDC Holdings, Inc.	243	7,679
Sonos, Inc. (a)	545	9,211
Universal Electronics, Inc. (a)	56	1,165
		62,048
INSURANCE — 2.9%
Ambac Financial Group, Inc. (a)	192	3,348
American Equity Investment Life Holding Co.	296	13,503
AMERISAFE, Inc.	80	4,158
Assured Guaranty, Ltd.	261	16,250
Genworth Financial, Inc. Class A (a)	2,196	11,617
Horace Mann Educators Corp.	175	6,540
ProAssurance Corp.	226	3,948
Stewart Information Services Corp.	122	5,213
Trupanion, Inc. (a)	148	7,034
United Fire Group, Inc.	88	2,408
		74,019
INTERACTIVE MEDIA & SERVICES — 0.3%
Cars.com, Inc. (a)	263	3,621

See accompanying notes to financial statements.
145

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
QuinStreet, Inc. (a)	208	$ 2,985
		6,606
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Liquidity Services, Inc. (a)	104	1,462
PetMed Express, Inc.	100	1,770
		3,232
IT SERVICES — 1.0%
EVERTEC, Inc.	290	9,390
Perficient, Inc. (a)	150	10,475
TTEC Holdings, Inc.	78	3,442
Unisys Corp. (a)	298	1,523
		24,830
MACHINERY — 4.9%
Alamo Group, Inc.	44	6,230
Astec Industries, Inc.	104	4,229
Enerpac Tool Group Corp.	248	6,312
EnPro Industries, Inc.	92	9,999
Federal Signal Corp.	264	12,268
Franklin Electric Co., Inc.	166	13,238
Greenbrier Cos., Inc.	136	4,560
Hillenbrand, Inc.	301	12,844
John Bean Technologies Corp.	139	12,695
Lindsay Corp.	49	7,980
Proto Labs, Inc. (a)	117	2,987
SPX Technologies, Inc. (a)	194	12,736
Standex International Corp.	53	5,428
Tennant Co.	81	4,987
Titan International, Inc. (a)	212	3,248
Wabash National Corp.	204	4,610
		124,351
MARINE — 0.4%
Matson, Inc.	161	10,064
MEDIA — 0.6%
EW Scripps Co. Class A (a)	236	3,113
Scholastic Corp.	135	5,327
TechTarget, Inc. (a)	115	5,067
Thryv Holdings, Inc. (a)	126	2,394
		15,901
METALS & MINING — 1.6%
Arconic Corp. (a)	450	9,522
Century Aluminum Co. (a)	226	1,849
Compass Minerals International, Inc.	150	6,150
Haynes International, Inc.	52	2,376
Kaiser Aluminum Corp.	67	5,089
Olympic Steel, Inc.	37	1,242
SunCoke Energy, Inc.	344	2,969
TimkenSteel Corp. (a)	168	3,052
Warrior Met Coal, Inc.	223	7,725
		39,974
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Ellington Financial, Inc. REIT	241	2,981
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT	370	$ 4,773
Invesco Mortgage Capital, Inc. REIT	174	2,215
New York Mortgage Trust, Inc. REIT	1,587	4,063
PennyMac Mortgage Investment Trust REIT	378	4,683
Redwood Trust, Inc. REIT	522	3,529
Two Harbors Investment Corp.	361	5,693
		27,937
MULTI-UTILITIES — 0.6%
Avista Corp.	317	14,056
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	136	1,999
OIL, GAS & CONSUMABLE FUELS — 1.9%
Green Plains, Inc. (a)	254	7,747
Laredo Petroleum, Inc. (a)	71	3,651
Par Pacific Holdings, Inc. (a)	233	5,417
SM Energy Co.	534	18,599
Talos Energy, Inc. (a)	292	5,513
World Fuel Services Corp.	276	7,543
		48,470
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	68	2,571
PERSONAL PRODUCTS — 1.2%
Edgewell Personal Care Co.	226	8,710
elf Beauty, Inc. (a)	222	12,276
Medifast, Inc.	48	5,537
USANA Health Sciences, Inc. (a)	48	2,554
		29,077
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a)	171	4,791
Cara Therapeutics, Inc. (a)	214	2,298
Collegium Pharmaceutical, Inc. (a)	144	3,341
Innoviva, Inc. (a)	255	3,379
Nektar Therapeutics (a)	842	1,903
Phibro Animal Health Corp. Class A	84	1,127
Prestige Consumer Healthcare, Inc. (a)	215	13,459
		30,298
PROFESSIONAL SERVICES — 0.8%
Forrester Research, Inc. (a)	47	1,681
Heidrick & Struggles International, Inc.	80	2,238
Kelly Services, Inc. Class A	148	2,501
Korn Ferry	228	11,541
TrueBlue, Inc. (a)	143	2,800
		20,761
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	508	3,246
ROAD & RAIL — 0.4%
ArcBest Corp.	105	7,354
Heartland Express, Inc.	192	2,945
		10,299

See accompanying notes to financial statements.
146

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Axcelis Technologies, Inc. (a)	141	$ 11,190
CEVA, Inc. (a)	102	2,609
Cohu, Inc. (a)	216	6,923
Diodes, Inc. (a)	197	15,000
FormFactor, Inc. (a)	326	7,247
Ichor Holdings, Ltd. (a)	116	3,111
Kulicke & Soffa Industries, Inc.	255	11,286
Onto Innovation, Inc. (a)	215	14,639
PDF Solutions, Inc. (a)	124	3,537
Rambus, Inc. (a)	460	16,477
Veeco Instruments, Inc. (a)	212	3,939
		95,958
SOFTWARE — 2.6%
8x8, Inc. (a)	517	2,233
Agilysys, Inc. (a)	89	7,044
Alarm.com Holdings, Inc. (a)	218	10,787
Cerence, Inc. (a)	171	3,169
Ebix, Inc.	100	1,996
InterDigital, Inc.	134	6,630
LivePerson, Inc. (a)	280	2,839
OneSpan, Inc. (a)	144	1,611
Progress Software Corp.	181	9,131
SPS Commerce, Inc. (a)	158	20,292
		65,732
SPECIALTY RETAIL — 4.4%
Aaron's Co., Inc.	142	1,697
Abercrombie & Fitch Co. Class A (a)	217	4,972
America's Car-Mart, Inc. (a)	27	1,951
Asbury Automotive Group, Inc. (a)	97	17,387
Bed Bath & Beyond, Inc. (a)	328	823
Boot Barn Holdings, Inc. (a)	132	8,253
Buckle, Inc.	133	6,032
Caleres, Inc.	160	3,565
Chico's FAS, Inc. (a)	508	2,499
Children's Place, Inc. (a)	56	2,040
Group 1 Automotive, Inc.	63	11,363
Guess?, Inc.	131	2,710
Hibbett, Inc.	55	3,752
MarineMax, Inc. (a)	99	3,091
Monro, Inc.	142	6,419
ODP Corp. (a)	171	7,787
Rent-A-Center, Inc.	208	4,690
Sally Beauty Holdings, Inc. (a)	468	5,859
Signet Jewelers, Ltd.	204	13,872
Sleep Number Corp. (a)	99	2,572
		111,334
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Kontoor Brands, Inc.	219	8,758
Security Description	Shares	Value
Movado Group, Inc.	64	$ 2,064
Steven Madden, Ltd.	311	9,939
Wolverine World Wide, Inc.	346	3,782
		24,543
THRIFTS & MORTGAGE FINANCE — 1.7%
Mr Cooper Group, Inc. (a)	310	12,440
Northfield Bancorp, Inc.	180	2,832
Northwest Bancshares, Inc.	560	7,829
Provident Financial Services, Inc.	320	6,835
WSFS Financial Corp.	265	12,015
		41,951
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Applied Industrial Technologies, Inc.	167	21,047
Boise Cascade Co.	173	11,880
NOW, Inc. (a)	481	6,108
Veritiv Corp.	59	7,181
		46,216
WATER UTILITIES — 1.2%
American States Water Co.	163	15,086
California Water Service Group	238	14,432
		29,518
TOTAL COMMON STOCKS (Cost $2,896,688)		2,517,137
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e) (Cost $5,675)	5,674	5,675
TOTAL INVESTMENTS — 99.9% (Cost $2,902,363)		2,522,812
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,718
NET ASSETS — 100.0%		$ 2,525,530
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
147

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,517,137	$—	$ 0(a)	$2,517,137
Short-Term Investment	5,675	—	—	5,675
TOTAL INVESTMENTS	$2,522,812	$—	$ 0	$2,522,812
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	344	$344	$76,611	$71,280	$—	$—	5,674	$5,675	$66
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	16,297	$ 4,043,449
Lockheed Martin Corp.	9,323	4,535,546
Northrop Grumman Corp.	9,007	4,914,309
		13,493,304
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	39,404	3,607,830
Expeditors International of Washington, Inc.	37,985	3,947,401
		7,555,231
AUTO COMPONENTS — 0.3%
Gentex Corp.	72,669	1,981,684
BANKS — 0.4%
Commerce Bancshares, Inc.	38,087	2,592,582
BEVERAGES — 1.5%
PepsiCo, Inc.	53,477	9,661,155
BUILDING PRODUCTS — 0.4%
Lennox International, Inc.	10,171	2,433,208
CAPITAL MARKETS — 3.6%
CME Group, Inc.	23,534	3,957,477
FactSet Research Systems, Inc.	10,096	4,050,616
Intercontinental Exchange, Inc.	44,385	4,553,457
Nasdaq, Inc.	102,572	6,292,792
S&P Global, Inc.	12,576	4,212,206
		23,066,548
CHEMICALS — 3.6%
Air Products & Chemicals, Inc.	22,891	7,056,380
Corteva, Inc.	81,671	4,800,621
Ecolab, Inc.	26,942	3,921,678
Linde PLC	20,929	6,826,621
		22,605,300
COMMERCIAL SERVICES & SUPPLIES — 2.5%
MSA Safety, Inc.	11,277	1,626,031
Republic Services, Inc.	57,390	7,402,736
Waste Management, Inc.	43,326	6,796,983
		15,825,750
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	58,883	2,805,186
Juniper Networks, Inc.	98,721	3,155,123
Motorola Solutions, Inc.	16,995	4,379,782
		10,340,091
CONSTRUCTION MATERIALS — 0.8%
Vulcan Materials Co.	28,373	4,968,396
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	402,634	4,795,371
AptarGroup, Inc.	20,111	2,211,807
Ball Corp.	55,243	2,825,127
Packaging Corp. of America	28,380	3,630,086
Security Description	Shares	Value
Sonoco Products Co.	29,742	$ 1,805,637
		15,268,028
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	48,892	3,380,393
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	22,894	7,071,957
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	232,361	4,277,766
Verizon Communications, Inc.	158,686	6,252,228
		10,529,994
ELECTRIC UTILITIES — 3.5%
Duke Energy Corp.	72,792	7,496,848
Eversource Energy	88,505	7,420,259
Xcel Energy, Inc.	106,087	7,437,760
		22,354,867
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	29,267	4,089,185
Eaton Corp. PLC	27,842	4,369,802
		8,458,987
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	50,537	3,847,887
CDW Corp.	20,045	3,579,636
		7,427,523
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	23,222	2,837,264
Warner Bros Discovery, Inc. (a)	54,779	519,305
		3,356,569
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.0%
Alexandria Real Estate Equities, Inc. REIT	32,825	4,781,618
American Homes 4 Rent Class A REIT	93,541	2,819,326
American Tower Corp. REIT	26,849	5,688,229
Crown Castle, Inc. REIT	36,359	4,931,735
Equity LifeStyle Properties, Inc. REIT	57,316	3,702,613
Prologis, Inc. REIT	95,570	10,773,606
Public Storage REIT	18,778	5,261,408
		37,958,535
FOOD & STAPLES RETAILING — 1.2%
Casey's General Stores, Inc.	11,401	2,557,814
Costco Wholesale Corp.	11,409	5,208,209
		7,766,023
FOOD PRODUCTS — 1.7%
Flowers Foods, Inc.	60,220	1,730,723
Hershey Co.	38,649	8,949,949
		10,680,672

See accompanying notes to financial statements.
149

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 1.0%
Atmos Energy Corp.	41,813	$ 4,685,983
National Fuel Gas Co.	26,846	1,699,352
		6,385,335
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	44,551	4,891,254
Baxter International, Inc.	54,926	2,799,578
Becton Dickinson & Co.	16,012	4,071,852
Embecta Corp.	3,145	79,537
Medtronic PLC	50,746	3,943,979
STERIS PLC	18,332	3,385,737
		19,171,937
HOTELS, RESTAURANTS & LEISURE — 3.7%
Choice Hotels International, Inc.	10,848	1,221,919
McDonald's Corp.	33,300	8,775,549
Starbucks Corp.	43,103	4,275,817
Texas Roadhouse, Inc.	20,219	1,838,918
Yum China Holdings, Inc.	68,380	3,736,967
Yum! Brands, Inc.	30,033	3,846,627
		23,695,797
HOUSEHOLD DURABLES — 0.9%
Garmin, Ltd.	32,340	2,984,659
NVR, Inc. (a)	606	2,795,223
		5,779,882
HOUSEHOLD PRODUCTS — 4.2%
Colgate-Palmolive Co.	108,006	8,509,793
Kimberly-Clark Corp.	68,895	9,352,496
Procter & Gamble Co.	60,676	9,196,054
		27,058,343
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	32,981	3,955,082
Honeywell International, Inc.	24,174	5,180,488
		9,135,570
INSURANCE — 9.9%
Allstate Corp.	45,214	6,131,018
Arthur J Gallagher & Co.	37,128	7,000,113
Assurant, Inc.	17,065	2,134,149
Brown & Brown, Inc.	72,208	4,113,690
Loews Corp.	64,556	3,765,551
Markel Corp. (a)	4,142	5,457,044
Marsh & McLennan Cos., Inc.	40,218	6,655,275
Old Republic International Corp.	87,504	2,113,222
Progressive Corp.	48,353	6,271,868
RenaissanceRe Holdings, Ltd.	13,380	2,464,997
Travelers Cos., Inc.	35,152	6,590,648
W R Berkley Corp.	65,100	4,724,307
Willis Towers Watson PLC	21,599	5,282,683
		62,704,565
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A (a)	28,160	2,484,557
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Amazon.com, Inc. (a)	19,123	$ 1,606,332
IT SERVICES — 6.2%
Accenture PLC Class A	12,023	3,208,217
Amdocs, Ltd.	38,525	3,501,923
Automatic Data Processing, Inc.	20,047	4,788,426
Broadridge Financial Solutions, Inc.	25,098	3,366,395
Fidelity National Information Services, Inc.	38,204	2,592,141
Fiserv, Inc. (a)	44,283	4,475,683
Jack Henry & Associates, Inc.	22,278	3,911,126
Paychex, Inc.	35,513	4,103,882
VeriSign, Inc. (a)	19,861	4,080,244
Visa, Inc. Class A	25,315	5,259,444
		39,287,481
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	35,282	2,152,555
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Danaher Corp.	16,343	4,337,759
MACHINERY — 4.6%
Fortive Corp.	66,761	4,289,394
Graco, Inc.	51,950	3,494,157
IDEX Corp.	22,848	5,216,884
Illinois Tool Works, Inc.	23,137	5,097,081
Lincoln Electric Holdings, Inc.	17,155	2,478,726
PACCAR, Inc.	52,397	5,185,731
Toro Co.	32,312	3,657,719
		29,419,692
MEDIA — 0.5%
Comcast Corp. Class A	84,178	2,943,705
MULTI-UTILITIES — 5.8%
Ameren Corp.	79,576	7,075,898
CMS Energy Corp.	89,699	5,680,638
Consolidated Edison, Inc.	80,975	7,717,727
Dominion Energy, Inc.	97,931	6,005,129
NiSource, Inc.	125,359	3,437,344
WEC Energy Group, Inc.	74,341	6,970,212
		36,886,948
MULTILINE RETAIL — 1.0%
Dollar General Corp.	25,871	6,370,734
OIL, GAS & CONSUMABLE FUELS — 2.0%
Chevron Corp.	17,372	3,118,100
Exxon Mobil Corp.	29,925	3,300,728
Kinder Morgan, Inc.	205,804	3,720,936
Williams Cos., Inc.	78,463	2,581,433
		12,721,197
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	58,967	4,242,676
Johnson & Johnson	38,891	6,870,095
Merck & Co., Inc.	60,887	6,755,413
Zoetis, Inc.	23,610	3,460,045
		21,328,229

See accompanying notes to financial statements.
150

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	40,664	$ 4,250,201
Jacobs Solutions, Inc.	33,436	4,014,660
Verisk Analytics, Inc.	22,387	3,949,515
		12,214,376
ROAD & RAIL — 0.8%
Landstar System, Inc.	11,402	1,857,386
Union Pacific Corp.	14,204	2,941,222
		4,798,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	25,389	4,194,770
SOFTWARE — 3.4%
Black Knight, Inc. (a)	46,583	2,876,500
Dolby Laboratories, Inc. Class A	31,277	2,206,280
Microsoft Corp.	19,707	4,726,133
Oracle Corp.	62,262	5,089,296
Roper Technologies, Inc.	8,997	3,887,514
Tyler Technologies, Inc. (a)	8,289	2,672,456
		21,458,179
SPECIALTY RETAIL — 3.9%
AutoZone, Inc. (a)	1,685	4,155,513
Home Depot, Inc.	12,782	4,037,322
O'Reilly Automotive, Inc. (a)	5,070	4,279,232
Ross Stores, Inc.	34,555	4,010,799
TJX Cos., Inc.	66,966	5,330,494
Tractor Supply Co.	14,665	3,299,185
		25,112,545
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Columbia Sportswear Co.	10,745	$ 941,047
NIKE, Inc. Class B	28,783	3,367,899
		4,308,946
TOTAL COMMON STOCKS (Cost $633,365,299)		634,334,839
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c) (Cost $971,049)	970,884	971,078
TOTAL INVESTMENTS — 99.8% (Cost $634,336,348)		635,305,917
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,009,003
NET ASSETS — 100.0%		$ 636,314,920
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$634,334,839	$—	$—	$634,334,839
Short-Term Investment	971,078	—	—	971,078
TOTAL INVESTMENTS	$635,305,917	$—	$—	$635,305,917

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,572,450	$1,572,293	$ 8,723,840	$ 9,325,486	$397	$34	970,884	$971,078	$13,472
State Street Navigator Securities Lending Portfolio II	—	—	5,783,866	5,783,866	—	—	—	—	498
Total		$1,572,293	$14,507,706	$15,109,352	$397	$34		$971,078	$13,970
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.8%
Kaman Corp.	8,974	$ 200,120
Moog, Inc. Class A	4,402	386,320
National Presto Industries, Inc.	7,653	523,924
Parsons Corp. (a)	11,975	553,844
		1,664,208
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	4,438	465,502
Hub Group, Inc. Class A (a)	5,534	439,897
		905,399
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	4,814	389,308
Gentherm, Inc. (a)	4,654	303,860
Standard Motor Products, Inc.	20,413	710,372
Stoneridge, Inc. (a)	12,880	277,693
		1,681,233
BANKS — 22.3%
1st Source Corp.	14,303	759,346
Arrow Financial Corp. (b)	23,360	791,904
Associated Banc-Corp.	25,701	593,436
Bank of Hawaii Corp.	6,058	469,858
Bank of Marin Bancorp	22,518	740,392
Banner Corp.	8,933	564,566
Brookline Bancorp, Inc.	41,285	584,183
Cambridge Bancorp	9,884	820,965
Camden National Corp.	14,277	595,208
Capital City Bank Group, Inc.	18,933	615,323
Cathay General Bancorp	10,628	433,516
Central Pacific Financial Corp.	17,726	359,483
City Holding Co.	13,377	1,245,265
Columbia Banking System, Inc.	13,680	412,178
Community Bank System, Inc.	13,705	862,730
Community Trust Bancorp, Inc.	19,673	903,581
CVB Financial Corp.	39,184	1,008,988
Enterprise Bancorp, Inc.	13,450	474,785
Enterprise Financial Services Corp.	10,052	492,146
Farmers National Banc Corp.	36,800	519,616
First Bancshares, Inc.	15,789	505,406
First Busey Corp.	25,325	626,034
First Commonwealth Financial Corp.	34,908	487,665
First Community Bankshares, Inc.	21,663	734,376
First Financial Corp.	16,657	767,555
First Interstate BancSystem, Inc. Class A	15,439	596,717
First Merchants Corp.	12,037	494,841
First Mid Bancshares, Inc.	18,797	603,008
First of Long Island Corp.	33,136	596,448
Flushing Financial Corp.	24,846	481,516
Fulton Financial Corp.	38,398	646,238
German American Bancorp, Inc.	18,882	704,299
Great Southern Bancorp, Inc.	11,869	706,087
HarborOne Bancorp, Inc.	48,738	677,458
Security Description	Shares	Value
Heartland Financial USA, Inc.	10,707	$ 499,160
Heritage Financial Corp.	28,286	866,683
Hilltop Holdings, Inc.	17,100	513,171
HomeTrust Bancshares, Inc.	21,606	522,217
Independent Bank Corp. (c)	6,859	579,105
Independent Bank Corp. (c)	21,276	508,922
International Bancshares Corp.	12,598	576,485
Lakeland Bancorp, Inc.	37,289	656,659
Lakeland Financial Corp.	7,428	542,021
Mercantile Bank Corp.	14,216	475,952
MidWestOne Financial Group, Inc.	17,931	569,309
National Bank Holdings Corp. Class A	14,463	608,458
NBT Bancorp, Inc.	25,427	1,104,040
Nicolet Bankshares, Inc. (a)	9,448	753,856
OceanFirst Financial Corp.	26,159	555,879
Park National Corp.	5,576	784,822
Peoples Bancorp, Inc.	22,017	621,980
QCR Holdings, Inc.	11,063	549,167
S&T Bancorp, Inc.	20,776	710,124
Sandy Spring Bancorp, Inc.	12,738	448,760
ServisFirst Bancshares, Inc.	6,097	420,144
Simmons First National Corp. Class A	22,591	487,514
Southside Bancshares, Inc.	24,789	892,156
Stock Yards Bancorp, Inc.	10,732	697,365
Tompkins Financial Corp.	9,700	752,526
Towne Bank	19,258	593,917
TriCo Bancshares	17,090	871,419
Trustmark Corp.	21,100	736,601
UMB Financial Corp.	6,033	503,876
Umpqua Holdings Corp.	24,676	440,467
Univest Financial Corp.	17,604	459,993
Washington Federal, Inc.	23,942	803,254
Washington Trust Bancorp, Inc.	13,069	616,595
WesBanco, Inc.	15,612	577,332
West BanCorp, Inc.	21,498	549,274
Westamerica BanCorp	18,131	1,069,910
		44,794,230
BIOTECHNOLOGY — 1.6%
Agios Pharmaceuticals, Inc. (a)	5,356	150,396
Akero Therapeutics, Inc. (a)	11,780	645,544
Albireo Pharma, Inc. (a) (b)	5,118	110,600
Alkermes PLC (a)	10,096	263,808
Amicus Therapeutics, Inc. (a)	16,946	206,911
Eagle Pharmaceuticals, Inc. (a)	4,888	142,876
Emergent BioSolutions, Inc. (a)	5,495	64,896
Enanta Pharmaceuticals, Inc. (a)	2,414	112,299
Halozyme Therapeutics, Inc. (a)	6,605	375,824
Heron Therapeutics, Inc. (a) (b)	30,557	76,393
Ionis Pharmaceuticals, Inc. (a)	9,386	354,509
Ironwood Pharmaceuticals, Inc. (a)	23,943	296,654
Sinovac Biotech, Ltd. (a)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	15,340	113,363

See accompanying notes to financial statements.
152

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	6,972	$ 181,551
		3,289,776
BUILDING PRODUCTS — 1.0%
AAON, Inc.	10,333	778,282
Armstrong World Industries, Inc.	4,941	338,903
CSW Industrials, Inc.	4,921	570,492
Zurn Elkay Water Solutions Corp.	12,890	272,623
		1,960,300
CAPITAL MARKETS — 0.4%
PJT Partners, Inc. Class A	10,695	788,115
CHEMICALS — 3.6%
American Vanguard Corp.	21,077	457,582
Ashland, Inc.	5,822	626,040
Balchem Corp.	4,819	588,448
Chase Corp.	6,579	567,505
Hawkins, Inc.	7,636	294,750
HB Fuller Co.	5,082	363,973
Innospec, Inc.	4,406	453,201
Mativ Holdings, Inc.	25,596	534,956
Minerals Technologies, Inc.	6,616	401,723
NewMarket Corp.	3,628	1,128,707
Quaker Chemical Corp. (b)	2,058	343,480
Sensient Technologies Corp.	9,334	680,635
Stepan Co.	7,379	785,568
		7,226,568
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	7,729	343,322
Brady Corp. Class A	14,136	665,806
Casella Waste Systems, Inc. Class A (a)	5,791	459,284
Ennis, Inc.	36,220	802,635
Healthcare Services Group, Inc.	21,079	252,948
HNI Corp.	12,338	350,769
Matthews International Corp. Class A	11,996	365,158
UniFirst Corp.	3,852	743,398
		3,983,320
COMMUNICATIONS EQUIPMENT — 0.9%
Ituran Location & Control, Ltd.	15,341	324,155
NetScout Systems, Inc. (a)	20,208	656,962
Radware, Ltd. (a)	12,228	241,503
Viasat, Inc. (a)	5,718	180,975
Viavi Solutions, Inc. (a)	34,278	360,262
		1,763,857
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	9,393	510,416
Argan, Inc.	11,615	428,361
Great Lakes Dredge & Dock Corp. (a)	27,729	164,987
Primoris Services Corp.	13,906	305,098
Valmont Industries, Inc.	2,332	771,122
		2,179,984
Security Description	Shares	Value
CONSUMER FINANCE — 0.3%
Nelnet, Inc. Class A	7,428	$ 674,091
CONTAINERS & PACKAGING — 1.2%
Greif, Inc. Class A	9,087	609,374
Silgan Holdings, Inc.	21,817	1,130,993
TriMas Corp.	23,555	653,416
		2,393,783
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	11,930	423,515
Carriage Services, Inc.	5,430	149,542
Frontdoor, Inc. (a)	10,037	208,769
Graham Holdings Co. Class B	822	496,661
H&R Block, Inc.	15,878	579,706
Perdoceo Education Corp. (a)	22,160	308,024
Strategic Education, Inc.	5,331	417,524
		2,583,741
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	21,754	507,956
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Anterix, Inc. (a)	4,850	156,024
ATN International, Inc.	12,761	578,201
Cogent Communications Holdings, Inc.	8,333	475,648
EchoStar Corp. Class A (a)	21,745	362,706
Liberty Latin America, Ltd. Class C (a)	28,988	220,309
		1,792,888
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	15,578	1,004,937
Hawaiian Electric Industries, Inc.	24,378	1,020,219
MGE Energy, Inc.	15,210	1,070,784
		3,095,940
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	2,977	409,516
EnerSys	5,055	373,261
Vertiv Holdings Co.	26,351	359,955
		1,142,732
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Avnet, Inc.	9,571	397,962
Badger Meter, Inc.	6,251	681,547
Benchmark Electronics, Inc.	14,747	393,597
CTS Corp.	10,449	411,900
ePlus, Inc. (a)	7,553	334,447
Hollysys Automation Technologies, Ltd.	25,459	418,291
Knowles Corp. (a) (b)	21,317	350,025
Methode Electronics, Inc.	10,649	472,496
Novanta, Inc. (a)	3,112	422,828
OSI Systems, Inc. (a)	7,219	574,055
Plexus Corp. (a)	6,080	625,814
Sanmina Corp. (a)	7,577	434,086
ScanSource, Inc. (a)	8,830	258,013

See accompanying notes to financial statements.
153

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	21,612	$ 325,909
Vishay Intertechnology, Inc.	18,842	406,422
		6,507,392
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	16,397	147,245
Cactus, Inc. Class A	1,986	99,816
Dril-Quip, Inc. (a)	5,791	157,341
Expro Group Holdings NV (a) (b)	7,096	128,650
Helmerich & Payne, Inc.	3,063	151,833
National Energy Services Reunited Corp. (a) (b)	18,990	131,791
Solaris Oilfield Infrastructure, Inc. Class A	11,170	110,918
TechnipFMC PLC (a)	18,382	224,077
Tidewater, Inc. (a)	5,575	205,439
		1,357,110
ENTERTAINMENT — 0.6%
Madison Square Garden Sports Corp.	2,860	524,324
Manchester United PLC Class A (b)	27,893	650,743
		1,175,067
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.2%
Agree Realty Corp. REIT	17,549	1,244,751
Apple Hospitality REIT, Inc.	27,774	438,274
Armada Hoffler Properties, Inc. REIT	37,628	432,722
Brandywine Realty Trust REIT	41,946	257,968
Centerspace REIT	5,752	337,470
Community Healthcare Trust, Inc. REIT	19,135	685,033
Corporate Office Properties Trust REIT	24,888	645,595
Easterly Government Properties, Inc. REIT	56,152	801,289
Elme Communities REIT	26,935	479,443
Equity Commonwealth REIT	144,592	3,610,462
Four Corners Property Trust, Inc. REIT	22,401	580,858
Getty Realty Corp. REIT	32,240	1,091,324
Gladstone Commercial Corp. REIT	30,194	558,589
Gladstone Land Corp. REIT (b)	16,130	295,985
Global Medical REIT, Inc.	33,612	318,642
Global Net Lease, Inc. REIT	35,609	447,605
Hudson Pacific Properties, Inc. REIT	22,872	222,544
Industrial Logistics Properties Trust REIT	27,072	88,525
JBG SMITH Properties REIT	22,372	424,620
LTC Properties, Inc. REIT	17,854	634,353
LXP Industrial Trust REIT	57,580	576,952
National Health Investors, Inc. REIT	10,008	522,618
Physicians Realty Trust REIT	46,795	677,124
Piedmont Office Realty Trust, Inc. Class A REIT	34,397	315,420
Security Description	Shares	Value
PotlatchDeltic Corp. REIT	9,775	$ 430,002
Universal Health Realty Income Trust REIT	8,757	417,972
		16,536,140
FOOD & STAPLES RETAILING — 0.5%
PriceSmart, Inc.	6,075	369,238
Weis Markets, Inc. (b)	7,585	624,170
		993,408
FOOD PRODUCTS — 2.4%
Calavo Growers, Inc.	10,566	310,640
Cal-Maine Foods, Inc.	14,839	807,984
Fresh Del Monte Produce, Inc.	12,951	339,187
Hostess Brands, Inc. (a)	22,646	508,176
J & J Snack Foods Corp.	5,361	802,595
John B Sanfilippo & Son, Inc.	5,482	445,796
Lancaster Colony Corp.	5,440	1,073,312
Nomad Foods, Ltd. (a)	34,596	596,435
		4,884,125
GAS UTILITIES — 1.4%
Chesapeake Utilities Corp.	7,288	861,296
Southwest Gas Holdings, Inc.	15,540	961,615
Spire, Inc.	15,444	1,063,474
		2,886,385
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
AngioDynamics, Inc. (a)	11,474	157,997
Artivion, Inc. (a)	11,122	134,799
AtriCure, Inc. (a)	4,126	183,112
Avanos Medical, Inc. (a)	8,065	218,239
Cardiovascular Systems, Inc. (a)	11,101	151,196
CONMED Corp.	2,446	216,813
Haemonetics Corp. (a)	4,617	363,127
Heska Corp. (a)	1,093	67,941
iRadimed Corp.	3,580	101,278
LeMaitre Vascular, Inc.	6,277	288,868
LivaNova PLC (a)	3,901	216,662
Merit Medical Systems, Inc. (a)	3,573	252,325
Mesa Laboratories, Inc.	1,515	251,808
Neogen Corp. (a)	13,734	209,169
Nevro Corp. (a)	2,379	94,208
NuVasive, Inc. (a)	6,030	248,677
Orthofix Medical, Inc. (a)	10,693	219,527
OrthoPediatrics Corp. (a)	4,111	163,330
SeaSpine Holdings Corp. (a)	15,466	129,141
Surmodics, Inc. (a)	5,033	171,726
UFP Technologies, Inc. (a)	8,376	987,447
Varex Imaging Corp. (a)	9,574	194,352
		5,021,742
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Addus HomeCare Corp. (a)	3,813	379,356
Amedisys, Inc. (a)	1,432	119,629
Brookdale Senior Living, Inc. (a)	21,267	58,059
Ensign Group, Inc.	3,910	369,925
LHC Group, Inc. (a)	2,283	369,138

See accompanying notes to financial statements.
154

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
National HealthCare Corp.	16,075	$ 956,463
National Research Corp. (b)	7,774	289,970
Patterson Cos., Inc.	8,929	250,280
Premier, Inc. Class A	17,872	625,163
Select Medical Holdings Corp.	10,592	262,999
US Physical Therapy, Inc.	3,304	267,723
		3,948,705
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc. (a)	12,956	352,662
HealthStream, Inc. (a)	27,804	690,652
		1,043,314
HOTELS, RESTAURANTS & LEISURE — 1.2%
Accel Entertainment, Inc. (a)	19,702	151,705
Cheesecake Factory, Inc. (b)	6,349	201,327
Cracker Barrel Old Country Store, Inc. (b)	3,090	292,747
MakeMyTrip, Ltd. (a) (b)	9,535	262,880
Monarch Casino & Resort, Inc. (a)	2,746	211,140
Papa John's International, Inc.	2,982	245,448
Travel + Leisure Co.	4,412	160,597
Wendy's Co.	22,918	518,634
Wingstop, Inc.	2,010	276,616
		2,321,094
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	969	219,236
Ethan Allen Interiors, Inc.	12,268	324,121
Green Brick Partners, Inc. (a)	10,950	265,319
Helen of Troy, Ltd. (a)	2,435	270,066
La-Z-Boy, Inc.	11,821	269,755
Leggett & Platt, Inc.	8,987	289,651
MDC Holdings, Inc.	6,799	214,848
Taylor Morrison Home Corp. (a)	7,008	212,693
Tri Pointe Homes, Inc. (a)	10,826	201,255
		2,266,944
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	7,556	282,972
Energizer Holdings, Inc.	11,322	379,853
WD-40 Co.	3,202	516,195
		1,179,020
INSURANCE — 5.6%
AMERISAFE, Inc.	21,467	1,115,640
Axis Capital Holdings, Ltd.	10,315	558,764
CNO Financial Group, Inc.	21,786	497,810
Employers Holdings, Inc.	16,839	726,266
Enstar Group, Ltd. (a)	3,302	762,894
Hanover Insurance Group, Inc.	6,270	847,265
Horace Mann Educators Corp.	19,631	733,611
James River Group Holdings, Ltd.	22,065	461,379
RLI Corp.	7,749	1,017,211
Safety Insurance Group, Inc.	13,078	1,101,952
Selective Insurance Group, Inc.	9,420	834,706
SiriusPoint, Ltd. (a)	68,906	406,546
Security Description	Shares	Value
United Fire Group, Inc.	18,609	$ 509,142
White Mountains Insurance Group, Ltd.	1,185	1,675,981
		11,249,167
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,906	388,065
IT SERVICES — 2.5%
Cass Information Systems, Inc.	18,028	826,043
CSG Systems International, Inc.	10,713	612,784
EVERTEC, Inc.	11,227	363,530
ExlService Holdings, Inc. (a)	4,629	784,291
Hackett Group, Inc.	21,539	438,749
MAXIMUS, Inc.	15,272	1,119,896
Paya Holdings, Inc. (a)	81,871	644,325
Tucows, Inc. Class A (a) (b)	5,519	187,205
		4,976,823
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Clarus Corp. (b)	16,651	130,544
Johnson Outdoors, Inc. Class A	3,156	208,675
Sturm Ruger & Co., Inc.	4,064	205,719
		544,938
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
NeoGenomics, Inc. (a)	10,840	100,162
MACHINERY — 5.3%
Alamo Group, Inc.	4,272	604,915
Albany International Corp. Class A	4,344	428,275
Allison Transmission Holdings, Inc.	15,580	648,128
Barnes Group, Inc.	9,757	398,573
Columbus McKinnon Corp.	8,209	266,546
Douglas Dynamics, Inc.	14,283	516,473
Enerpac Tool Group Corp.	19,632	499,634
ESCO Technologies, Inc.	7,212	631,338
Federal Signal Corp.	16,040	745,379
Franklin Electric Co., Inc.	8,978	715,996
Gorman-Rupp Co.	16,998	435,489
Hillenbrand, Inc.	8,077	344,646
Kadant, Inc.	2,060	365,918
Lindsay Corp.	5,951	969,120
Mueller Industries, Inc.	6,387	376,833
Mueller Water Products, Inc. Class A	38,643	415,799
SPX Technologies, Inc. (a)	7,877	517,125
Standex International Corp.	4,217	431,863
Tennant Co.	6,212	382,473
Trinity Industries, Inc.	12,277	363,031
Watts Water Technologies, Inc. Class A	4,553	665,785
		10,723,339
MARINE — 0.1%
Matson, Inc.	3,251	203,220
MEDIA — 0.8%
John Wiley & Sons, Inc. Class A	9,555	382,773
Scholastic Corp.	12,084	476,835

See accompanying notes to financial statements.
155

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sinclair Broadcast Group, Inc. Class A	7,653	$ 118,698
TechTarget, Inc. (a)	3,129	137,864
TEGNA, Inc.	18,911	400,724
Thryv Holdings, Inc. (a)	6,444	122,436
		1,639,330
METALS & MINING — 0.3%
SunCoke Energy, Inc.	20,185	174,196
Warrior Met Coal, Inc.	4,453	154,252
Worthington Industries, Inc.	5,793	287,970
		616,418
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Broadmark Realty Capital, Inc. REIT (b)	84,671	301,429
KKR Real Estate Finance Trust, Inc. REIT	66,721	931,425
		1,232,854
MULTI-UTILITIES — 0.5%
Black Hills Corp.	14,939	1,050,809
OIL, GAS & CONSUMABLE FUELS — 1.4%
Arch Resources, Inc.	1,155	164,922
Brigham Minerals, Inc. Class A	26	850
CNX Resources Corp. (a)	6,027	101,495
CVR Energy, Inc.	6,140	192,428
Delek US Holdings, Inc.	6,012	162,324
Geopark, Ltd.	7,226	111,642
Par Pacific Holdings, Inc. (a)	7,944	184,698
Permian Basin Royalty Trust (b)	16,173	407,560
Sabine Royalty Trust (b)	9,962	851,253
SFL Corp., Ltd.	42,507	391,914
Sitio Royalties Corp. Class A (b)	11,212	323,464
		2,892,550
PERSONAL PRODUCTS — 0.3%
Herbalife Nutrition, Ltd. (a)	8,947	133,131
Inter Parfums, Inc.	4,063	392,161
		525,292
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a)	11,611	325,340
ANI Pharmaceuticals, Inc. (a)	5,995	241,179
Innoviva, Inc. (a)	17,925	237,506
Pacira BioSciences, Inc. (a)	3,336	128,803
Perrigo Co. PLC	8,801	300,026
Phibro Animal Health Corp. Class A	16,876	226,307
Prestige Consumer Healthcare, Inc. (a)	9,193	575,482
SIGA Technologies, Inc.	25,845	190,219
Supernus Pharmaceuticals, Inc. (a)	7,149	255,005
		2,479,867
PROFESSIONAL SERVICES — 2.3%
CBIZ, Inc. (a)	15,632	732,359
Security Description	Shares	Value
Exponent, Inc.	6,522	$ 646,265
Forrester Research, Inc. (a)	9,864	352,737
FTI Consulting, Inc. (a)	3,358	533,250
ICF International, Inc.	8,589	850,741
Resources Connection, Inc.	33,673	618,910
Science Applications International Corp.	7,394	820,216
		4,554,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Kennedy-Wilson Holdings, Inc.	25,164	395,830
Tejon Ranch Co. (a)	36,195	681,914
		1,077,744
ROAD & RAIL — 1.3%
Heartland Express, Inc.	61,298	940,311
Marten Transport, Ltd.	28,748	568,636
Schneider National, Inc. Class B	19,718	461,401
Werner Enterprises, Inc.	17,650	710,589
		2,680,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
CEVA, Inc. (a)	7,643	195,508
Cirrus Logic, Inc. (a)	4,030	300,155
Diodes, Inc. (a)	3,534	269,079
Nova, Ltd. (a) (b)	3,280	267,910
Rambus, Inc. (a)	13,044	467,236
		1,499,888
SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	15,949	366,827
Altair Engineering, Inc. Class A (a)	4,414	200,705
American Software, Inc. Class A	14,273	209,528
Blackbaud, Inc. (a)	7,807	459,520
Box, Inc. Class A (a)	11,180	348,033
CommVault Systems, Inc. (a)	6,957	437,178
Envestnet, Inc. (a)	5,156	318,125
InterDigital, Inc.	8,249	408,160
Model N, Inc. (a)	11,323	459,261
Progress Software Corp.	9,754	492,089
Q2 Holdings, Inc. (a)	4,908	131,878
Qualys, Inc. (a)	2,448	274,739
Sapiens International Corp. NV	10,654	196,886
SPS Commerce, Inc. (a)	2,814	361,402
Verint Systems, Inc. (a)	8,629	313,060
		4,977,391
SPECIALTY RETAIL — 1.1%
America's Car-Mart, Inc. (a)	2,595	187,515
Arko Corp.	94,660	819,756
Asbury Automotive Group, Inc. (a)	1,365	244,676
Monro, Inc.	7,392	334,118
Murphy USA, Inc.	2,085	582,841
		2,168,906
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc. (b)	4,315	321,942

See accompanying notes to financial statements.
156

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Oxford Industries, Inc.	3,279	$ 305,537
Steven Madden, Ltd.	8,929	285,371
Wolverine World Wide, Inc.	11,691	127,783
		1,040,633
THRIFTS & MORTGAGE FINANCE — 2.9%
Bridgewater Bancshares, Inc. (a)	31,441	557,764
Capitol Federal Financial, Inc.	92,277	798,196
Kearny Financial Corp. (b)	57,614	584,782
Northfield Bancorp, Inc.	48,586	764,258
Northwest Bancshares, Inc.	66,288	926,706
Provident Financial Services, Inc.	22,034	470,646
Southern Missouri Bancorp, Inc.	10,313	472,645
TrustCo Bank Corp.	18,154	682,409
Waterstone Financial, Inc.	30,505	525,906
		5,783,312
TOBACCO — 0.4%
Universal Corp.	7,191	379,756
Vector Group, Ltd.	37,116	440,196
		819,952
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	3,990	502,860
GATX Corp.	6,111	649,844
McGrath RentCorp	6,893	680,615
MSC Industrial Direct Co., Inc. Class A	6,609	539,955
Rush Enterprises, Inc. Class A	8,088	422,841
Transcat, Inc. (a)	6,458	457,678
		3,253,793
WATER UTILITIES — 0.6%
American States Water Co.	12,492	1,156,135
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	17,816	282,918
Security Description	Shares	Value
Telephone & Data Systems, Inc.	18,167	$ 190,572
		473,490
TOTAL COMMON STOCKS (Cost $206,154,071)		200,658,060
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	320,872	320,936
State Street Navigator Securities Lending Portfolio II (g) (h)	2,384,402	2,384,402
TOTAL SHORT-TERM INVESTMENTS (Cost $2,705,360)		2,705,338
TOTAL INVESTMENTS — 101.0% (Cost $208,859,431)		203,363,398
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,076,688)
NET ASSETS — 100.0%		$ 201,286,710
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$200,463,058	$195,002	$—	$200,658,060
Short-Term Investments	2,705,338	—	—	2,705,338
TOTAL INVESTMENTS	$203,168,396	$195,002	$—	$203,363,398
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	291,524	$ 291,495	$ 3,975,377	$ 3,946,077	$165	$(24)	320,872	$ 320,936	$ 4,495
State Street Navigator Securities Lending Portfolio II	2,176,489	2,176,489	15,558,110	15,350,197	—	—	2,384,402	2,384,402	18,497
Total		$2,467,984	$19,533,487	$19,296,274	$165	$(24)		$2,705,338	$22,992
See accompanying notes to financial statements.
158

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159

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 86,136,599	$558,706,022	$292,613,265	$861,752,762
Investments in affiliated issuers, at value	49,674	4,921,672	2,689,101	5,602,702
Total Investments	86,186,273	563,627,694	295,302,366	867,355,464
Net cash at broker	—	109,637	49,481	199,413
Cash	—	5,735	834	23
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	81,194	964,611	458,108	2,410,748
Dividends receivable — affiliated issuers	509	2,768	1,510	4,976
Securities lending income receivable — unaffiliated issuers	—	240	90	26
Securities lending income receivable — affiliated issuers	—	1,912	924	1,612
Receivable from Adviser	—	—	—	—
Other Receivable	16,574	—	—	—
TOTAL ASSETS	86,284,550	564,712,597	295,813,313	869,972,262
LIABILITIES
Payable upon return of securities loaned	—	4,476,648	2,442,054	4,851,041
Payable for investments purchased	—	—	—	599,244
Payable for fund shares repurchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	34,500	18,175	78,667
Advisory fee payable	7,524	96,280	50,783	149,294
Accrued expenses and other liabilities	—	1,824	1,725	126
TOTAL LIABILITIES	7,524	4,609,252	2,512,737	5,678,372
NET ASSETS	$ 86,277,026	$560,103,345	$293,300,576	$864,293,890
NET ASSETS CONSIST OF:
Paid-in Capital	$ 98,497,258	$ 580,554,110	$376,759,528	$921,122,487
Total distributable earnings (loss)**	(12,220,232)	(20,450,765)	(83,458,952)	(56,828,597)
NET ASSETS	$ 86,277,026	$560,103,345	$293,300,576	$864,293,890
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.15	$ 102.96	$ 91.94	$ 93.74
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,080,000	5,440,000	3,190,000	9,220,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 99,947,419	$513,320,674	$260,802,284	$853,546,615
Investments in affiliated issuers	49,671	4,921,678	2,686,870	5,602,725
Total cost of investments	$ 99,997,090	$518,242,352	$263,489,154	$859,149,340
* Includes investments in securities on loan, at value	$ —	$ 4,683,792	$ 2,552,707	$ 4,726,789
See accompanying notes to financial statements.
160

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$1,572,078,862	$2,381,577,075	$641,603,130	$1,610,260,278	$2,200,972,936	$ 3,926,847,196
45,640,569	142,114,530	1,105,114	77,025,414	93,262,157	200,446,306
1,617,719,431	2,523,691,605	642,708,244	1,687,285,692	2,294,235,093	4,127,293,502
—	—	49,479	—	—	—
2,695	27,492	4,043	1,335	2,918	160,400
—	—	—	—	3,617,682	—
—	—	740	—	—	—
2,262,612	3,931,101	536,916	2,155,302	2,246,265	6,771,641
2,705	12,668	10,294	4,643	8,660	25,815
3,495	—	—	3,410	6,889	12,854
28,727	27,231	—	22,407	28,313	56,568
—	—	—	144,326	—	—
—	—	—	—	—	—
1,620,019,665	2,527,690,097	643,309,716	1,689,617,115	2,300,145,820	4,134,320,780

45,186,607	140,919,036	—	74,893,373	89,541,542	194,402,349
—	—	—	—	—	—
—	—	—	—	3,617,533	—
—	—	6,820	—	—	—
215,985	319,854	54,566	211,036	286,219	525,841
—	231	—	—	—	—
45,402,592	141,239,121	61,386	75,104,409	93,445,294	194,928,190
$1,574,617,073	$2,386,450,976	$643,248,330	$1,614,512,706	$2,206,700,526	$ 3,939,392,590

$2,233,973,808	$2,967,266,840	$690,622,526	$1,850,601,991	$2,815,804,564	$ 5,185,141,137
(659,356,735)	(580,815,864)	(47,374,196)	(236,089,285)	(609,104,038)	(1,245,748,547)
$1,574,617,073	$2,386,450,976	$643,248,330	$1,614,512,706	$2,206,700,526	$ 3,939,392,590

$ 65.34	$ 64.76	$ 36.65	$ 82.16	$ 72.35	$ 74.26
24,100,000	36,850,000	17,550,000	19,650,046	30,500,028	53,052,102

$1,663,148,905	$2,530,958,215	$685,024,697	$1,701,552,373	$2,064,262,743	$ 4,292,170,816
45,640,569	142,114,475	1,121,350	77,025,553	93,262,414	200,446,472
$1,708,789,474	$2,673,072,690	$686,146,047	$1,778,577,926	$2,157,525,157	$ 4,492,617,288
$ 47,699,949	$ 168,888,417	$ —	$ 94,275,420	$ 125,923,977	$ 299,294,328
161

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$76,783,062	$ 216,118,286	$ 325,863,221	$17,676,173
Investments in affiliated issuers, at value	152,204	1,205,450	28,718,747	952,742
Total Investments	76,935,266	217,323,736	354,581,968	18,628,915
Foreign currency, at value	—	—	—	—
Cash	323	739	—	—
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	77,539	241,312	560,074	2,626
Dividends receivable — affiliated issuers	573	1,619	2,104	82
Securities lending income receivable — unaffiliated issuers	—	27	12,707	56
Securities lending income receivable — affiliated issuers	32	338	18,237	653
Receivable for foreign taxes recoverable	—	—	39,529	—
Other Receivable	500	—	—	—
TOTAL ASSETS	77,014,233	217,567,771	355,214,619	18,632,332
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	82,946	802,700	28,276,310	928,211
Payable for fund shares repurchased	—	—	—	—
Advisory fee payable	8,036	22,458	132,698	6,718
Trustees’ fees and expenses payable	—	—	—	—
TOTAL LIABILITIES	90,982	825,158	28,409,008	934,929
NET ASSETS	$76,923,251	$216,742,613	$ 326,805,611	$17,697,403
NET ASSETS CONSIST OF:
Paid-in Capital	$ 81,621,112	$238,794,466	$ 470,538,044	$19,883,483
Total distributable earnings (loss)	(4,697,861)	(22,051,853)	(143,732,433)	(2,186,080)
NET ASSETS	$76,923,251	$216,742,613	$ 326,805,611	$17,697,403
NET ASSET VALUE PER SHARE
Net asset value per share	$ 167.22	$ 139.83	$ 82.01	$ 39.33
Shares outstanding (unlimited amount authorized, $0.01 par value)	460,000	1,550,000	3,985,000	450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$70,013,070	$233,483,520	$ 383,461,502	$17,333,960
Investments in affiliated issuers	152,726	1,242,522	28,718,725	952,739
Total cost of investments	$70,165,796	$234,726,042	$ 412,180,227	$18,286,699
Foreign currency, at cost	$ —	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 92,657	$ 1,010,088	$ 54,645,317	$ 1,046,762
See accompanying notes to financial statements.
162

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$27,077,991	$ 24,434,507	$ 1,526,446,428	$ 55,692,848	$2,517,137	$634,334,839
1,538,553	2,528,484	153,824,875	5,831,926	5,675	971,078
28,616,544	26,962,991	1,680,271,303	61,524,774	2,522,812	635,305,917
—	—	20,397	—	—	—
—	—	—	—	—	25
—	325,432	—	1,180,718	—	—
—	—	3,232	—	—	—
5,850	17,775	1,389,448	33,937	2,962	1,071,415
151	195	7,518	428	18	2,780
88	2,394	60,494	19,314	—	—
580	16,211	627,324	33,899	—	404
—	2,245	29,983	296	—	—
—	—	—	—	—	—
28,623,213	27,327,243	1,682,409,699	62,793,366	2,525,792	636,380,541

—	35	—	106	—	—
1,506,948	2,491,274	151,884,293	5,798,224	—	—
—	325,409	—	1,180,750	—	—
10,642	10,165	270,105	23,850	262	65,621
—	—	—	22	—	—
1,517,590	2,826,883	152,154,398	7,002,952	262	65,621
$27,105,623	$ 24,500,360	$ 1,530,255,301	$ 55,790,414	$2,525,530	$636,314,920

$34,183,306	$ 41,672,264	$ 2,607,924,716	$ 164,442,684	$2,980,663	$701,957,365
(7,077,683)	(17,171,904)	(1,077,669,415)	(108,652,270)	(455,133)	(65,642,445)
$27,105,623	$ 24,500,360	$ 1,530,255,301	$ 55,790,414	$2,525,530	$636,314,920

$ 43.02	$ 32.67	$ 39.43	$ 29.52	$ 25.26	$ 135.67
630,000	750,000	38,805,000	1,890,000	100,000	4,690,000

$30,352,065	$ 32,997,799	$ 1,852,842,630	$ 104,383,068	$2,896,688	$633,365,299
1,538,550	2,528,481	153,824,975	5,831,924	5,675	971,049
$31,890,615	$ 35,526,280	$ 2,006,667,605	$ 110,214,992	$2,902,363	$634,336,348
$ —	$ —	$ 22,352	$ —	$ —	$ —
$ 1,556,632	$ 4,359,389	$ 194,729,505	$ 9,973,384	$ —	$ —
163

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$200,658,060
Investments in affiliated issuers, at value	2,705,338
Total Investments	203,363,398
Cash	17
Receivable for fund shares sold	1,082,183
Dividends receivable — unaffiliated issuers	322,390
Dividends receivable — affiliated issuers	993
Securities lending income receivable — unaffiliated issuers	267
Securities lending income receivable — affiliated issuers	3,399
TOTAL ASSETS	204,772,647
LIABILITIES
Payable upon return of securities loaned	2,384,402
Payable for investments purchased	1,080,818
Advisory fee payable	20,717
TOTAL LIABILITIES	3,485,937
NET ASSETS	$201,286,710
NET ASSETS CONSIST OF:
Paid-in Capital	$259,676,831
Total distributable earnings (loss)	(58,390,121)
NET ASSETS	$201,286,710
NET ASSET VALUE PER SHARE
Net asset value per share	$ 107.64
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,870,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$206,154,071
Investments in affiliated issuers	2,705,360
Total cost of investments	$208,859,431
* Includes investments in securities on loan, at value	$ 3,514,281
See accompanying notes to financial statements.
164

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165

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 769,946	$ 6,101,555	$ 3,121,508	$16,079,887
Dividend income — affiliated issuers	1,752	8,987	4,862	24,490
Unaffiliated securities lending income	—	639	656	280
Affiliated securities lending income	—	19,879	8,843	13,084
Foreign taxes withheld	—	(1,074)	(529)	(4,628)
TOTAL INVESTMENT INCOME (LOSS)	771,698	6,129,986	3,135,340	16,113,113
EXPENSES
Advisory fee	51,268	573,212	290,907	841,798
Trustees’ fees and expenses	768	3,511	1,763	5,007
Proxy voting expenses	4,894	24,132	12,093	34,693
Miscellaneous expenses	1,750	—	—	—
TOTAL EXPENSES	58,680	600,855	304,763	881,498
Expenses waived/reimbursed by the Adviser	—	—	—	—
NET EXPENSES	58,680	600,855	304,763	881,498
NET INVESTMENT INCOME (LOSS)	$ 713,018	$ 5,529,131	$ 2,830,577	$15,231,615
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,806,684	307,450	(2,510,406)	(363,946)
Investments — affiliated issuers	41	267	6	645
In-kind redemptions — unaffiliated issuers	(1,900,816)	12,457,604	234,931	20,323,565
In-kind redemptions — affiliated issuers	—	—	—	—
Futures contracts	—	(9,820)	1,247	105,917
Net realized gain (loss)	(94,091)	12,755,501	(2,274,222)	20,066,181
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,130,794	16,948,555	21,545,911	18,774,438
Investments — affiliated issuers	18	2	7,645	(23)
Futures contracts	—	(25,273)	(23,105)	(100,533)
Net change in unrealized appreciation/depreciation	7,130,812	16,923,284	21,530,451	18,673,882
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,036,721	29,678,785	19,256,229	38,740,063
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,749,739	$35,207,916	$22,086,806	$53,971,678
See accompanying notes to financial statements.
166

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$ 11,324,288	$ 23,461,499	$4,754,474	$ 15,612,031	$ 15,809,893	$ 44,835,964
9,317	91,508	21,633	23,925	35,231	89,610
163,077	69,086	—	50,569	53,799	127,047
567,969	39,084	—	124,188	187,491	333,070
—	—	—	(12,564)	(32,242)	(4,625)
12,064,651	23,661,177	4,776,107	15,798,149	16,054,172	45,381,066

1,269,496	1,486,197	266,891	1,258,175	1,644,965	2,978,610
9,828	10,349	3,041	10,319	13,036	24,360
70,633	71,429	20,648	70,421	91,541	165,596
—	2,592	—	—	—	—
1,349,957	1,570,567	290,580	1,338,915	1,749,542	3,168,566
—	—	—	(849,103)	—	—
1,349,957	1,570,567	290,580	489,812	1,749,542	3,168,566
$ 10,714,694	$ 22,090,610	$4,485,527	$ 15,308,337	$ 14,304,630	$ 42,212,500

(230,523,176)	(137,381,546)	(237,379)	(28,097,610)	(239,382,502)	(213,849,878)
1,609	705	484	378	414	3,035
89,201,641	86,289,826	467,712	85,538,087	50,495,903	257,308,485
—	—	376	—	—	—
—	—	(38,463)	—	—	—
(141,319,926)	(51,091,015)	192,730	57,440,855	(188,886,185)	43,461,642

193,299,813	120,019,757	496,528	(12,840,348)	233,754,783	6,058,902
—	55	117,311	(134)	(172)	(139)
—	—	9,687	—	—	—
193,299,813	120,019,812	623,526	(12,840,482)	233,754,611	6,058,763
51,979,887	68,928,797	816,256	44,600,373	44,868,426	49,520,405
$ 62,694,581	$ 91,019,407	$5,301,783	$ 59,908,710	$ 59,173,056	$ 91,732,905
167

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 768,048	$ 2,533,195	2,264,349	82,549
Dividend income — affiliated issuers	1,972	5,778	4,823	349
Unaffiliated securities lending income	26	1,757	118,601	224
Affiliated securities lending income	428	2,563	120,381	6,565
Foreign taxes withheld	(100)	(292)	(118,356)	(185)
TOTAL INVESTMENT INCOME (LOSS)	770,374	2,543,001	2,389,798	89,502
EXPENSES
Advisory fee	46,013	128,938	749,331	39,713
Trustees’ fees and expenses	473	1,418	1,871	112
Proxy voting expenses	3,211	8,937	13,729	754
TOTAL EXPENSES	49,697	139,293	764,931	40,579
NET INVESTMENT INCOME (LOSS)	$ 720,677	$ 2,403,708	$ 1,624,867	$ 48,923
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,732,755)	(422,620)	(3,862,284)	(850,799)
Investments — affiliated issuers	(6,352)	83	(44)	4
In-kind redemptions — unaffiliated issuers	858,829	754,343	373,650	188,687
In-kind redemptions — affiliated issuers	(3)	(1,372)	—	—
Foreign currency transactions	—	—	(4,319)	—
Net realized gain (loss)	(1,880,281)	330,434	(3,492,997)	(662,108)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,694,841	8,739,847	11,636,895	2,568,353
Investments — affiliated issuers	11,221	55,562	29	3
Foreign currency translations	—	—	92	—
Net change in unrealized appreciation/depreciation	4,706,062	8,795,409	11,637,016	2,568,356
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,825,781	9,125,843	8,144,019	1,906,248
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 3,546,458	$11,529,551	$ 9,768,886	$1,955,171
See accompanying notes to financial statements.
168

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

80,492	140,966	7,574,658	266,358	$23,025	$ 6,681,656
495	822	26,470	1,892	66	13,472
189	38,933	927,406	247,173	—	8,505
4,425	127,705	4,447,071	501,787	—	498
(315)	(5,190)	(316,639)	(5,314)	(29)	—
85,286	303,236	12,658,966	1,011,896	23,062	6,704,131

68,456	70,071	1,655,141	167,109	1,557	364,630
190	208	10,234	528	16	3,719
1,313	1,415	71,223	3,440	7	25,177
69,959	71,694	1,736,598	171,077	1,580	393,526
$ 15,327	$ 231,542	$ 10,922,368	$ 840,819	$21,482	$ 6,310,605

(582,109)	(2,438,270)	(73,396,664)	(11,525,761)	(9,918)	382,757
11	19	777	140	—	397
639,405	(697,215)	10,925,941	(1,990,013)	—	3,715,357
—	—	—	—	—	—
—	(587)	(7,246)	—	—	—
57,307	(3,136,053)	(62,477,192)	(13,515,634)	(9,918)	4,098,511

(703,194)	3,894,494	14,831,810	4,062,943	72,256	16,267,213
3	6	(11)	4	—	34
—	136	(2,476)	6	—	—
(703,191)	3,894,636	14,829,323	4,062,953	72,256	16,267,247
(645,884)	758,583	(47,647,869)	(9,452,681)	62,338	20,365,758
$(630,557)	$ 990,125	$(36,725,501)	$ (8,611,862)	$83,820	$26,676,363
169

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$2,715,532
Dividend income — affiliated issuers	4,495
Unaffiliated securities lending income	4,255
Affiliated securities lending income	18,497
Foreign taxes withheld	(1,649)
TOTAL INVESTMENT INCOME (LOSS)	2,741,130
EXPENSES
Advisory fee	118,032
Trustees’ fees and expenses	1,178
Proxy voting expenses	8,201
TOTAL EXPENSES	127,411
NET INVESTMENT INCOME (LOSS)	$2,613,719
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,507
Investments — affiliated issuers	165
In-kind redemptions — unaffiliated issuers	1,023,451
Net realized gain (loss)	1,060,123
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,021,420
Investments — affiliated issuers	(24)
Net change in unrealized appreciation/depreciation	4,021,396
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,081,519
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,695,238
See accompanying notes to financial statements.
170

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171

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF		SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 4/22/22*- 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 713,018	$ 428,593	$ 5,529,131	$ 8,712,625
Net realized gain (loss)	(94,091)	(214,978)	12,755,501	47,022,914
Net change in unrealized appreciation/depreciation	7,130,812	(20,941,629)	16,923,284	(76,040,672)
Net increase (decrease) in net assets resulting from operations	7,749,739	(20,728,014)	35,207,916	(20,305,133)
Net equalization credits and charges	(128,705)	(33)	(17,071)	(112,364)
Distributions to shareholders	(894,271)	(248,502)	(5,850,035)	(9,169,199)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	152,413,991	39,143,529	197,760,018
Cost of shares redeemed	(52,032,491)	—	(49,350,618)	(171,938,042)
Net income equalization	128,705	33	17,071	112,364
Net increase (decrease) in net assets from beneficial interest transactions	(51,903,786)	152,414,024	(10,190,018)	25,934,340
Contribution from Affiliate	16,574	—	—	—
Net increase (decrease) in net assets during the period	(45,160,449)	131,437,475	19,150,792	(3,652,356)
Net assets at beginning of period	131,437,475	—	540,952,553	544,604,909
NET ASSETS AT END OF PERIOD	$ 86,277,026	$131,437,475	$560,103,345	$ 540,952,553
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	6,200,000	390,000	1,960,000
Shares redeemed	(2,120,000)	—	(470,000)	(1,680,000)
Net increase (decrease) from share transactions	(2,120,000)	6,200,000	(80,000)	280,000

*	Commencement of operations.
See accompanying notes to financial statements.
172

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 2,830,577	$ 4,589,570	$ 15,231,615	$ 20,670,333	$ 10,714,694	$ 12,357,546
(2,274,222)	2,699,860	20,066,181	32,385,739	(141,319,926)	140,675,515
21,530,451	(44,203,960)	18,673,882	(86,370,175)	193,299,813	(525,450,740)
22,086,806	(36,914,530)	53,971,678	(33,314,103)	62,694,581	(372,417,679)
(4,169)	(2,529)	87,458	174,857	(264,068)	1,727,540
(2,772,453)	(4,299,285)	(14,376,532)	(19,708,935)	(11,119,577)	(15,055,982)

6,967,533	57,059,673	160,564,755	266,982,688	1,743,812,819	972,124,672
(906,845)	(60,155,043)	(115,697,892)	(89,334,885)	(1,510,319,580)	(977,187,951)
4,169	2,529	(87,458)	(174,857)	264,068	(1,727,540)
6,064,857	(3,092,841)	44,779,405	177,472,946	233,757,307	(6,790,819)
—	—	—	—	—	—
25,375,041	(44,309,185)	84,462,009	124,624,765	285,068,243	(392,536,940)
267,925,535	312,234,720	779,831,881	655,207,116	1,289,548,830	1,682,085,770
$293,300,576	$267,925,535	$ 864,293,890	$779,831,881	$ 1,574,617,073	$1,289,548,830

80,000	550,000	1,710,000	2,760,000	26,050,000	12,200,000
(10,000)	(590,000)	(1,240,000)	(920,000)	(23,100,000)	(12,750,000)
70,000	(40,000)	470,000	1,840,000	2,950,000	(550,000)
173

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,090,610	$ 27,863,256	$ 4,485,527	$ 5,375,403
Net realized gain (loss)	(51,091,015)	107,969,928	192,730	10,924,313
Net change in unrealized appreciation/depreciation	120,019,812	(272,371,046)	623,526	(70,249,541)
Net increase (decrease) in net assets resulting from operations	91,019,407	(136,537,862)	5,301,783	(53,949,825)
Net equalization credits and charges	301,800	122,063	420,396	479,899
Distributions to shareholders	(21,564,474)	(29,534,436)	(4,918,397)	(5,817,815)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,136,426,513	1,457,620,509	210,228,241	321,960,502
Cost of shares redeemed	(1,250,555,971)	(1,386,991,195)	(1,940,353)	(63,315,479)
Net income equalization	(301,800)	(122,063)	(420,396)	(479,899)
Net increase (decrease) in net assets from beneficial interest transactions	885,568,742	70,507,251	207,867,492	258,165,124
Net increase (decrease) in net assets during the period	955,325,475	(95,442,984)	208,671,274	198,877,383
Net assets at beginning of period	1,431,125,501	1,526,568,485	434,577,056	235,699,673
NET ASSETS AT END OF PERIOD	$ 2,386,450,976	$ 1,431,125,501	$643,248,330	$434,577,056
SHARES OF BENEFICIAL INTEREST:
Shares sold	33,100,000	21,350,000	5,600,000	7,650,000
Shares redeemed	(19,900,000)	(20,300,000)	(50,000)	(1,525,000)
Net increase (decrease) from share transactions	13,200,000	1,050,000	5,550,000	6,125,000
See accompanying notes to financial statements.
174

SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 15,308,337	$ 25,657,246	$ 14,304,630	$ 21,487,251	$ 42,212,500	$ 70,678,068
57,440,855	121,465,383	(188,886,185)	163,914,085	43,461,642	461,866,496
(12,840,482)	(466,918,771)	233,754,611	(661,952,530)	6,058,763	(1,159,803,670)
59,908,710	(319,796,142)	59,173,056	(476,551,194)	91,732,905	(627,259,106)
(179,363)	83,362	96,330	(8,813)	(29,267)	(107,740)
(14,525,874)	(25,632,877)	(14,609,767)	(20,912,409)	(35,321,989)	(71,242,348)

252,386,836	401,997,586	285,147,847	981,773,206	1,292,368,321	2,073,573,803
(281,551,769)	(287,873,470)	(161,298,255)	(752,096,943)	(1,244,610,505)	(1,667,401,087)
179,363	(83,362)	(96,330)	8,813	29,267	107,740
(28,985,570)	114,040,754	123,753,262	229,685,076	47,787,083	406,280,456
16,217,903	(231,304,903)	168,412,881	(267,787,340)	104,168,732	(292,328,738)
1,598,294,803	1,829,599,706	2,038,287,645	2,306,074,985	3,835,223,858	4,127,552,596
$1,614,512,706	$1,598,294,803	$2,206,700,526	$2,038,287,645	$ 3,939,392,590	$ 3,835,223,858

3,050,000	4,325,000	3,850,000	11,450,000	16,900,000	25,050,000
(3,350,000)	(3,100,000)	(2,250,000)	(8,550,000)	(16,850,000)	(20,200,000)
(300,000)	1,225,000	1,600,000	2,900,000	50,000	4,850,000
175

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 720,677	$ 1,099,971	$ 2,403,708	$ 4,842,391
Net realized gain (loss)	(1,880,281)	4,807,748	330,434	17,817,585
Net change in unrealized appreciation/depreciation	4,706,062	(14,482,372)	8,795,409	(42,186,431)
Net increase (decrease) in net assets resulting from operations	3,546,458	(8,574,653)	11,529,551	(19,526,455)
Net equalization credits and charges	2,750	(5,397)	4,361	(40,310)
Distributions to shareholders	(728,537)	(1,095,670)	(2,385,304)	(4,859,861)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,094,779	23,743,908	15,999,260	117,893,971
Cost of shares redeemed	(3,374,125)	(28,077,479)	(11,934,026)	(105,056,401)
Net income equalization	(2,750)	5,397	(4,361)	40,310
Net increase (decrease) in net assets from beneficial interest transactions	1,717,904	(4,328,174)	4,060,873	12,877,880
Contribution from Affiliate	99,073	—	—	—
Net increase (decrease) in net assets during the period	4,637,648	(14,003,894)	13,209,481	(11,548,746)
Net assets at beginning of period	72,285,603	86,289,497	203,533,132	215,081,878
NET ASSETS AT END OF PERIOD	$76,923,251	$ 72,285,603	$216,742,613	$ 203,533,132
SHARES OF BENEFICIAL INTEREST:
Shares sold	30,000	125,000	120,000	770,000
Shares redeemed	(20,000)	(150,000)	(90,000)	(720,000)
Net increase (decrease) from share transactions	10,000	(25,000)	30,000	50,000
See accompanying notes to financial statements.
176

SPDR S&P Kensho Clean Power ETF		SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 1,624,867	$ 3,798,105	$ 48,923	$ 94,130	$ 15,327	$ 126,359
(3,492,997)	(48,774,597)	(662,108)	349,892	57,307	456,556
11,637,016	(59,693,481)	2,568,356	(4,002,884)	(703,191)	(5,534,170)
9,768,886	(104,669,973)	1,955,171	(3,558,862)	(630,557)	(4,951,255)
150,712	(2,937)	(1,788)	(629)	(375)	(11,453)
(1,737,900)	(4,505,144)	(49,764)	(99,378)	(12,090)	(114,269)

53,598,483	96,652,835	—	3,585,508	5,289,030	15,472,239
(1,793,609)	(122,822,767)	(1,516,683)	(5,127,715)	(6,120,264)	(9,256,446)
(150,712)	2,937	1,788	629	375	11,453
51,654,162	(26,166,995)	(1,514,895)	(1,541,578)	(830,859)	6,227,246
—	—	—	—	—	—
59,835,860	(135,345,049)	388,724	(5,200,447)	(1,473,881)	1,150,269
266,969,751	402,314,800	17,308,679	22,509,126	28,579,504	27,429,235
$ 326,805,611	$ 266,969,751	$17,697,403	$17,308,679	$27,105,623	$28,579,504

590,000	1,060,000	—	90,000	120,000	300,000
(20,000)	(1,450,000)	(40,000)	(130,000)	(140,000)	(180,000)
570,000	(390,000)	(40,000)	(40,000)	(20,000)	120,000
177

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF		SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 231,542	$ 422,126	$ 10,922,368	$ 21,454,017
Net realized gain (loss)	(3,136,053)	(2,492,227)	(62,477,192)	(406,272,831)
Net change in unrealized appreciation/depreciation	3,894,636	(15,167,360)	14,829,323	(511,723,403)
Net increase (decrease) in net assets resulting from operations	990,125	(17,237,461)	(36,725,501)	(896,542,217)
Net equalization credits and charges	592	(3,738)	(175,319)	(411,688)
Distributions to shareholders	(182,826)	(457,119)	(12,586,508)	(26,004,585)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	16,513,298	132,410,598	1,052,114,142
Cost of shares redeemed	(7,464,367)	(20,674,155)	(89,939,027)	(723,500,193)
Net income equalization	(592)	3,738	175,319	411,688
Net increase (decrease) in net assets from beneficial interest transactions	(7,464,959)	(4,157,119)	42,646,890	329,025,637
Net increase (decrease) in net assets during the period	(6,657,068)	(21,855,437)	(6,840,438)	(593,932,853)
Net assets at beginning of period	31,157,428	53,012,865	1,537,095,739	2,131,028,592
NET ASSETS AT END OF PERIOD	$24,500,360	$ 31,157,428	$1,530,255,301	$1,537,095,739
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	360,000	3,140,000	18,650,000
Shares redeemed	(220,000)	(500,000)	(2,220,000)	(12,650,000)
Net increase (decrease) from share transactions	(220,000)	(140,000)	920,000	6,000,000
See accompanying notes to financial statements.
178

SPDR S&P Kensho Smart Mobility ETF		SPDR S&P SmallCap 600 ESG ETF		SPDR SSGA US Large Cap Low Volatility Index ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	For the Period 1/11/22-* 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 840,819	$ 1,138,249	$ 21,482	$ 17,086	$ 6,310,605	$ 9,402,442
(13,515,634)	(23,506,386)	(9,918)	(65,288)	4,098,511	71,883,184
4,062,953	(57,584,085)	72,256	(451,807)	16,267,247	(90,478,983)
(8,611,862)	(79,952,222)	83,820	(500,009)	26,676,363	(9,193,357)
134,320	522,598	—	—	(332,063)	(225,499)
(898,222)	(1,538,788)	(23,498)	(15,446)	(6,683,307)	(10,181,424)

1,252,749	44,080,997	—	2,980,663	92,383,684	410,007,585
(13,089,853)	(118,757,701)	—	—	(33,804,632)	(406,454,729)
(134,320)	(522,598)	—	—	332,063	225,499
(11,971,424)	(75,199,302)	—	2,980,663	58,911,115	3,778,355
(21,347,188)	(156,167,714)	60,322	2,465,208	78,572,108	(15,821,925)
77,137,602	233,305,316	2,465,208	—	557,742,812	573,564,737
$ 55,790,414	$ 77,137,602	$2,525,530	$2,465,208	$636,314,920	$ 557,742,812

40,000	770,000	—	100,000	690,000	2,880,000
(390,000)	(2,290,000)	—	—	(260,000)	(2,930,000)
(350,000)	(1,520,000)	—	100,000	430,000	(50,000)

*	Commencement of operations.
179

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,613,719	$ 3,927,172
Net realized gain (loss)	1,060,123	14,911,095
Net change in unrealized appreciation/depreciation	4,021,396	(29,115,131)
Net increase (decrease) in net assets resulting from operations	7,695,238	(10,276,864)
Net equalization credits and charges	(31,573)	61,337
Distributions to shareholders	(2,723,270)	(4,643,836)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	17,691,636	48,808,592
Cost of shares redeemed	(7,461,533)	(68,580,946)
Net income equalization	31,573	(61,337)
Net increase (decrease) in net assets from beneficial interest transactions	10,261,676	(19,833,691)
Net increase (decrease) in net assets during the period	15,202,071	(34,693,054)
Net assets at beginning of period	186,084,639	220,777,693
NET ASSETS AT END OF PERIOD	$201,286,710	$186,084,639
SHARES OF BENEFICIAL INTEREST:
Shares sold	160,000	420,000
Shares redeemed	(70,000)	(600,000)
Net increase (decrease) from share transactions	90,000	(180,000)
See accompanying notes to financial statements.
180

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Climate Paris Aligned ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$ 21.20	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.07
Net realized and unrealized gain (loss) (b)	0.05	(3.83)
Total from investment operations	0.20	(3.76)
Net equalization credits and charges (a)	(0.03)	(0.00)(c)
Contribution from Affiliate	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.22)	(0.04)
Net asset value, end of period	$ 21.15	$ 21.20
Total return (d)	0.74%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,277	$131,437
Ratios to average net assets:
Total expenses	0.11%(e)	0.10%(e)
Net investment income (loss)	1.39%(e)	1.62%(e)
Portfolio turnover rate (f)	9%(g)	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
181

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 98.00	$ 103.93	$ 73.50	$ 80.17	$ 72.91	$ 70.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	1.60	1.49	1.58	1.45	1.36
Net realized and unrealized gain (loss) (b)	5.03	(5.82)	30.62	(6.42)	7.34	6.31
Total from investment operations	6.02	(4.22)	32.11	(4.84)	8.79	7.67
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.02)	0.01	(0.01)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.06)	(1.69)	(1.66)	(1.84)	(1.52)	(1.41)
Net realized gains	—	—	—	—	—	(3.66)
Total distributions	(1.06)	(1.69)	(1.66)	(1.84)	(1.52)	(5.07)
Net asset value, end of period	$ 102.96	$ 98.00	$ 103.93	$ 73.50	$ 80.17	$ 72.91
Total return (d)	6.18%	(4.20)%	44.00%	(6.10)%	12.23%	11.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$560,103	$540,953	$544,605	$474,842	$525,107	$455,698
Ratios to average net assets:
Total expenses	0.21%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.93%(e)	1.49%	1.67%	2.02%	1.93%	1.87%
Portfolio turnover rate (f)	2%(g)	27%	31%	28%	33%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
182

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 85.87	$ 98.81	$ 68.38	$ 73.00	$ 72.92	$ 68.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	1.45	1.06	1.20	1.08	1.16
Net realized and unrealized gain (loss) (b)	6.05	(13.03)	30.58	(4.46)	0.17	8.38
Total from investment operations	6.94	(11.58)	31.64	(3.26)	1.25	9.54
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.08)	(0.08)	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.87)	(1.36)	(1.13)	(1.28)	(1.15)	(1.19)
Net realized gains	—	—	—	—	—	(4.44)
Total distributions	(0.87)	(1.36)	(1.13)	(1.28)	(1.15)	(5.63)
Net asset value, end of period	$ 91.94	$ 85.87	$ 98.81	$ 68.38	$ 73.00	$ 72.92
Total return (d)	8.13%	(11.87)%	46.38%	(4.59)%	1.78%	13.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$293,301	$267,926	$312,235	$311,807	$435,806	$601,571
Ratios to average net assets:
Total expenses	0.21%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.95%(e)	1.46%	1.27%	1.68%	1.51%	1.59%
Portfolio turnover rate (f)	16%(g)	44%	42%	42%	40%	112%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
183

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 89.12	$ 94.82	$ 58.69	$ 70.62	$ 70.43	$ 69.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.69	2.76	2.09	2.16	2.23	2.21
Net realized and unrealized gain (loss) (b)	4.50	(5.91)	36.29	(11.73)	0.32	6.14
Total from investment operations	6.19	(3.15)	38.38	(9.57)	2.55	8.35
Net equalization credits and charges (a)	0.01	0.02	0.06	0.01	(0.02)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(1.58)	(2.57)	(2.31)	(2.37)	(2.34)	(2.36)
Net realized gains	—	—	—	—	—	(5.26)
Total distributions	(1.58)	(2.57)	(2.31)	(2.37)	(2.34)	(7.62)
Net asset value, end of period	$ 93.74	$ 89.12	$ 94.82	$ 58.69	$ 70.62	$ 70.43
Total return (d)	7.03%	(3.45)%	66.30%	(13.74)%	3.79%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$864,294	$779,832	$655,207	$356,828	$426,550	$404,979
Ratios to average net assets:
Total expenses	0.21%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.62%(e)	2.83%	2.69%	3.27%	3.22%	3.15%
Portfolio turnover rate (f)	0%(c)(g)	40%	58%	34%	42%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
184

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 60.97	$ 77.52	$ 53.77	$ 54.22	$ 53.98	$ 47.77
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.55	0.43	0.55	0.65	0.56
Net realized and unrealized gain (loss) (c)	4.40	(16.50)	23.79	(0.38)	0.26	6.74
Total from investment operations	4.82	(15.95)	24.22	0.17	0.91	7.30
Net equalization credits and charges (b)	(0.01)	0.08	(0.01)	(0.00)(d)	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.44)	(0.68)	(0.46)	(0.62)	(0.69)	(0.59)
Net realized gains	—	—	—	—	—	(0.56)
Total distributions	(0.44)	(0.68)	(0.46)	(0.62)	(0.69)	(1.15)
Net asset value, end of period	$ 65.34	$ 60.97	$ 77.52	$ 53.77	$ 54.22	$ 53.98
Total return (e)	7.90%	(20.61)%	45.10%	0.35%	1.79%	15.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,574,617	$1,289,549	$1,682,086	$1,941,214	$1,680,730	$1,195,700
Ratios to average net assets:
Total expenses	0.16%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.27%(f)	0.73%	0.65%	1.04%	1.24%	1.08%
Portfolio turnover rate (g)	44%(h)	43%	37%	45%	38%	50%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
185

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 60.51	$ 67.55	$ 42.66	$ 51.34	$ 52.01	$ 48.14
Income (loss) from investment operations:
Net investment income (loss) (b)	0.72	1.16	1.04	1.02	0.93	0.96
Net realized and unrealized gain (loss) (c)	4.17	(7.00)	24.71	(8.59)	(0.69)	4.18
Total from investment operations	4.89	(5.84)	25.75	(7.57)	0.24	5.14
Net equalization credits and charges (b)	0.01	0.01	0.15	0.00(d)	0.06	0.10
Distributions to shareholders from:
Net investment income	(0.65)	(1.21)	(1.01)	(1.11)	(0.97)	(0.95)
Net realized gains	—	—	—	—	—	(0.42)
Total distributions	(0.65)	(1.21)	(1.01)	(1.11)	(0.97)	(1.37)
Net asset value, end of period	$ 64.76	$ 60.51	$ 67.55	$ 42.66	$ 51.34	$ 52.01
Total return (e)	8.14%	(8.78)%	61.10%	(14.85)%	0.68%	10.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,386,451	$1,431,126	$1,526,568	$893,653	$1,491,525	$767,185
Ratios to average net assets:
Total expenses	0.16%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.23%(f)	1.71%	1.82%	2.13%	1.83%	1.90%
Portfolio turnover rate (g)	40%(h)	32%	38%	45%	35%	45%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
186

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$ 36.21	$ 40.12	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.57	0.47
Net realized and unrealized gain (loss) (b)	0.41	(3.97)	9.76
Total from investment operations	0.73	(3.40)	10.23
Net equalization credits and charges (a)	0.03	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.32)	(0.56)	(0.48)
Net asset value, end of period	$ 36.65	$ 36.21	$ 40.12
Total return (c)	2.09%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$643,248	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.11%(d)	0.10%	0.10%(d)
Net investment income (loss)	1.68%(d)	1.36%	1.39%(d)
Portfolio turnover rate (e)	2%(f)	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
187

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 80.11	$ 97.71	$ 59.07	$ 67.66	$ 72.24	$ 61.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.77	1.36	0.98	0.91	0.94	0.87
Net realized and unrealized gain (loss) (c)	2.03	(17.61)	38.58	(8.47)	(4.55)	11.52
Total from investment operations	2.80	(16.25)	39.56	(7.56)	(3.61)	12.39
Net equalization credits and charges (b)	(0.01)	0.00(d)	0.02	(0.02)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.74)	(1.35)	(0.94)	(1.01)	(0.98)	(0.89)
Net realized gains	—	—	—	—	—	(0.87)
Total distributions	(0.74)	(1.35)	(0.94)	(1.01)	(0.98)	(1.76)
Net asset value, end of period	$ 82.16	$ 80.11	$ 97.71	$ 59.07	$ 67.66	$ 72.24
Total return (e)	3.50%	(16.80)%	67.27%	(11.26)%	(4.95)%	20.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,614,513	$1,598,295	$1,829,600	$998,273	$1,288,927	$1,043,840
Ratios to average net assets:
Total expenses	0.16%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.06%(f)	0.05%	0.05%	0.11%	—%	—%
Net investment income (loss)	1.83%(f)	1.45%	1.22%	1.42%	1.37%	1.30%
Portfolio turnover rate (g)	8%(h)	16%	13%	15%	11%	14%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
188

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 70.53	$ 88.70	$ 56.77	$ 60.96	$ 63.17	$ 54.12
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.80	0.52	0.59	0.61	0.55
Net realized and unrealized gain (loss) (c)	1.82	(18.19)	31.91	(4.10)	(2.20)	11.19
Total from investment operations	2.31	(17.39)	32.43	(3.51)	(1.59)	11.74
Net equalization credits and charges (b)	0.00(d)	(0.00)(e)	(0.00)(e)	(0.02)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.49)	(0.78)	(0.50)	(0.66)	(0.63)	(0.60)
Net realized gains	—	—	—	—	—	(2.11)
Total distributions	(0.49)	(0.78)	(0.50)	(0.66)	(0.63)	(2.71)
Net asset value, end of period	$ 72.35	$ 70.53	$ 88.70	$ 56.77	$ 60.96	$ 63.17
Total return (f)	3.29%	(19.74)%	57.23%	(5.80)%	(2.47)%	22.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,206,701	$2,038,288	$2,306,075	$1,541,359	$1,975,179	$1,989,969
Ratios to average net assets:
Total expenses	0.16%(g)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.30%(g)	0.95%	0.69%	1.01%	0.99%	0.95%
Portfolio turnover rate (h)	38%(i)	44%	38%	50%	37%	44%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Zero amounts represent those which are less than $0.00005.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
189

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 72.36	$ 85.72	$ 49.15	$ 60.70	$ 66.75	$ 59.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.80	1.41	1.07	1.13	1.10	1.04
Net realized and unrealized gain (loss) (c)	1.77	(13.35)	36.50	(11.53)	(6.06)	9.55
Total from investment operations	2.57	(11.94)	37.57	(10.40)	(4.96)	10.59
Net equalization credits and charges (b)	(0.00)(d)	(0.00)(d)	0.04	(0.01)	0.06	0.07
Distributions to shareholders from:
Net investment income	(0.67)	(1.42)	(1.04)	(1.14)	(1.15)	(1.05)
Net realized gains	—	—	—	—	—	(2.46)
Total distributions	(0.67)	(1.42)	(1.04)	(1.14)	(1.15)	(3.51)
Net asset value, end of period	$ 74.26	$ 72.36	$ 85.72	$ 49.15	$ 60.70	$ 66.75
Total return (e)	3.58%	(14.09)%	76.93%	(17.29)%	(7.30)%	18.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,939,393	$3,835,224	$4,127,553	$1,916,806	$2,133,800	$1,511,950
Ratios to average net assets:
Total expenses	0.16%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.13%(f)	1.72%	1.55%	2.02%	1.76%	1.65%
Portfolio turnover rate (g)	31%(h)	38%	36%	51%	34%	42%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
190

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$160.63	$181.66	$134.17	$127.95	$ 118.95	$101.56
Income (loss) from investment operations:
Net investment income (loss) (a)	1.59	2.33	1.61	2.11	1.93	1.68
Net realized and unrealized gain (loss) (b)	6.37	(21.01)	47.49	6.32	8.87	17.44
Total from investment operations	7.96	(18.68)	49.10	8.43	10.80	19.12
Net equalization credits and charges (a)	0.01	(0.01)	(0.02)	(0.05)	0.15	(0.01)
Contribution from Affiliate	0.22	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.60)	(2.34)	(1.59)	(2.16)	(1.95)	(1.72)
Net asset value, end of period	$167.22	$160.63	$181.66	$134.17	$127.95	$ 118.95
Total return (c)	5.12%(d)	(10.45)%	36.74%	6.64%	9.31%	18.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$76,923	$72,286	$86,289	$67,085	$51,180	$29,737
Ratios to average net assets:
Total expenses	0.13%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.88%(e)	1.24%	1.01%	1.62%	1.60%	1.48%
Portfolio turnover rate (f)	65%(g)	60%	53%	65%	58%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been 4.99%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
191

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 133.90	$ 146.31	$ 97.54	$103.92	$101.54	$ 92.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	2.99	2.56	2.53	2.41	2.11
Net realized and unrealized gain (loss) (b)	5.91	(12.36)	48.10	(6.33)	2.54	9.18
Total from investment operations	7.48	(9.37)	50.66	(3.80)	4.95	11.29
Net equalization credits and charges (a)	0.00(c)	(0.02)	0.58	(0.01)	(0.05)	0.08
Distributions to shareholders from:
Net investment income	(1.55)	(3.02)	(2.47)	(2.57)	(2.52)	(2.11)
Net asset value, end of period	$ 139.83	$ 133.90	$ 146.31	$ 97.54	$103.92	$101.54
Total return (d)	5.63%	(6.60)%	53.02%	(3.68)%	4.93%	12.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$216,743	$203,533	$215,082	$20,483	$18,706	$15,231
Ratios to average net assets:
Total expenses	0.13%(e)	0.12%	0.12%	0.12%	0.12%	0.13%
Net investment income (loss)	2.24%(e)	2.00%	1.90%	2.46%	2.37%	2.11%
Portfolio turnover rate (f)	1%(g)	11%	24%	16%	13%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
192

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 78.18	$ 105.73	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	1.05	1.20	1.04	0.48
Net realized and unrealized gain (loss) (b)	3.80	(27.37)	55.34	10.88	7.97
Total from investment operations	4.24	(26.32)	56.54	11.92	8.45
Net equalization credits and charges (a)	0.04	(0.00)(c)	0.50	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.45)	(1.23)	(0.75)	(0.80)	(0.37)
Net asset value, end of period	$ 82.01	$ 78.18	$ 105.73	$ 49.44	$38.06
Total return (d)	5.46%	(25.03)%	115.51%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$326,806	$266,970	$402,315	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.45%	0.45%	0.45%(e)
Net investment income (loss)	0.98%(e)	1.15%	1.15%	2.42%	2.08%(e)
Portfolio turnover rate (f)	15%(g)	27%	43%	37%	24%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
193

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 35.32	$ 42.47	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.18	0.48	0.29	0.18
Net realized and unrealized gain (loss) (b)	4.02	(7.14)	12.32	(3.63)	3.57
Total from investment operations	4.12	(6.96)	12.80	(3.34)	3.75
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.04	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.11)	(0.19)	(0.73)	(0.21)	(0.18)
Net asset value, end of period	$ 39.33	$ 35.32	$ 42.47	$30.36	$33.70
Total return (d)	11.66%	(16.42)%	42.54%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,697	$17,309	$22,509	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.55%(e)	0.45%	1.26%	0.87%	0.89%(e)
Portfolio turnover rate (f)	8%(g)	22%	43%	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
194

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17*- 6/30/18
Net asset value, beginning of period	$ 43.97	$ 51.75	$ 36.60	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.23	0.19	0.46	0.09	0.03
Net realized and unrealized gain (loss) (b)	(0.95)	(7.76)	15.15	(0.96)	5.44	2.84
Total from investment operations	(0.93)	(7.53)	15.34	(0.50)	5.53	2.87
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	0.17	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.02)	(0.23)	(0.36)	(0.44)	(0.54)	(0.04)
Net asset value, end of period	$ 43.02	$ 43.97	$ 51.75	$ 36.60	$ 37.52	$32.83
Total return (d)	(2.10)%	(14.66)%	42.50%	(1.16)%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,106	$28,580	$27,429	$19,397	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.10%(e)	0.46%	0.42%	1.25%	0.27%	0.20%(e)
Portfolio turnover rate (f)	17%(g)	32%	39%	25%	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
195

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17*- 6/30/18
Net asset value, beginning of period	$ 32.12	$ 47.76	$ 29.91	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.37	0.56	0.42	0.21	0.11
Net realized and unrealized gain (loss) (b)	0.50	(15.59)	17.65	(0.27)	1.23	(1.03)
Total from investment operations	0.76	(15.22)	18.21	0.15	1.44	(0.92)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.04	(0.01)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.21)	(0.42)	(0.40)	(0.45)	(0.21)	(0.09)
Net asset value, end of period	$ 32.67	$ 32.12	$ 47.76	$29.91	$30.22	$28.99
Total return (d)	2.35%	(32.02)%	61.22%	0.45%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,500	$31,157	$53,013	$6,281	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	1.49%(e)	0.88%	1.27%	1.43%	0.73%	0.67%(e)
Portfolio turnover rate (f)	10%(g)	32%	58%	26%	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
196

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 40.57	$ 66.83	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.62	0.57	0.43	0.21
Net realized and unrealized gain (loss) (b)	(1.10)	(26.12)	29.61	3.43	2.56
Total from investment operations	(0.82)	(25.50)	30.18	3.86	2.77
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	0.01	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.32)	(0.75)	(0.63)	(0.34)	(0.11)
Net asset value, end of period	$ 39.43	$ 40.57	$ 66.83	$ 37.27	$ 33.27
Total return (d)	(2.01)%	(38.45)%	81.27%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,530,255	$1,537,096	$2,131,029	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.21%(e)	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.32%(e)	1.12%	1.01%	1.27%	0.99%(e)
Portfolio turnover rate (f)	29%(g)	61%	67%	91%	98%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
197

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17*- 6/30/18
Net asset value, beginning of period	$ 34.44	$ 62.05	$ 31.57	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.39	0.88	0.40	0.24	0.06
Net realized and unrealized gain (loss) (b)	(4.95)	(27.65)	30.70	3.41	(1.20)	(0.24)
Total from investment operations	(4.55)	(27.26)	31.58	3.81	(0.96)	(0.18)
Net equalization credits and charges (a)	0.06	0.18	(0.64)	0.16	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.43)	(0.53)	(0.46)	(0.45)	(0.66)	(0.06)
Net asset value, end of period	$ 29.52	$ 34.44	$ 62.05	$31.57	$28.05	$29.77
Total return (c)	(13.13)%	(43.90)%	98.17%	14.48%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,790	$77,138	$233,305	$5,367	$ 7,011	$5,954
Ratios to average net assets:
Total expenses	0.46%(d)	0.45%	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	2.26%(d)	0.75%	1.49%	1.47%	0.85%	0.39%(d)
Portfolio turnover rate (e)	14%(f)	38%	70%	29%	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
198

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P SmallCap 600 ESG ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$24.65	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.17
Net realized and unrealized gain (loss) (b)	0.64	(5.37)
Total from investment operations	0.85	(5.20)
Distributions to shareholders from:
Net investment income	(0.24)	(0.15)
Net asset value, end of period	$25.26	$ 24.65
Total return (c)	3.42%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,526	$ 2,465
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%(d)
Net investment income (loss)	1.66%(d)	1.32%(d)
Portfolio turnover rate (e)	10%(f)	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
199

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 130.93	$ 133.08	$ 102.17	$ 107.69	$ 90.13	$ 86.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.40	2.09	1.99	2.20	2.17	1.83
Net realized and unrealized gain (loss) (b)	4.86	(1.87)	31.82	(5.49)	16.96	6.01
Total from investment operations	6.26	0.22	33.81	(3.29)	19.13	7.84
Net equalization credits and charges (a)	(0.07)	(0.05)	(0.15)	0.01	0.40	0.02
Distributions to shareholders from:
Net investment income	(1.45)	(2.32)	(2.75)	(2.24)	(1.97)	(1.85)
Net realized gains	—	—	—	—	—	(2.17)
Total distributions	(1.45)	(2.32)	(2.75)	(2.24)	(1.97)	(4.02)
Net asset value, end of period	$ 135.67	$ 130.93	$ 133.08	$ 102.17	$ 107.69	$ 90.13
Total return (c)	4.76%	0.05%	33.27%	(3.05)%	21.94%	9.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$636,315	$557,743	$573,565	$658,964	$568,592	$103,653
Ratios to average net assets:
Total expenses	0.13%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.08%(d)	1.50%	1.69%	2.04%	2.19%	2.04%
Portfolio turnover rate (e)	1%(f)	22%	34%	25%	32%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
200

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 104.54	$ 112.64	$ 76.41	$ 93.35	$ 95.11	$ 92.05
Income (loss) from investment operations:
Net investment income (loss) (a)	1.44	2.11	2.06	2.24	2.48	2.35
Net realized and unrealized gain (loss) (b)	3.15	(7.72)	36.73	(16.77)	(1.46)	8.23
Total from investment operations	4.59	(5.61)	38.79	(14.53)	1.02	10.58
Net equalization credits and charges (a)	(0.02)	0.03	(0.10)	0.07	(0.01)	(0.09)
Distributions to shareholders from:
Net investment income	(1.47)	(2.52)	(2.46)	(2.48)	(2.77)	(2.48)
Net realized gains	—	—	—	—	—	(4.95)
Total distributions	(1.47)	(2.52)	(2.46)	(2.48)	(2.77)	(7.43)
Net asset value, end of period	$ 107.64	$ 104.54	$ 112.64	$ 76.41	$ 93.35	$ 95.11
Total return (c)	4.38%	(5.07)%	51.11%	(15.68)%	1.24%	11.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$201,287	$186,085	$220,778	$247,577	$230,585	$199,739
Ratios to average net assets:
Total expenses	0.13%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.66%(d)	1.86%	2.19%	2.56%	2.68%	2.54%
Portfolio turnover rate (e)	2%(f)	23%	52%	32%	34%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
201

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, the SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR MSCI USA Climate Paris Aligned ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are classified as a non-diversified investment company.
The SPDR S&P SmallCap 600 ESG ETF was formed on January 10, 2022 and commenced operations on January 11, 2022, and the SPDR MSCI USA Climate Paris Aligned ETF was formed on April 21, 2022 and commenced operations on April 22, 2022.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
202

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
203

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, . Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
204

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the ended December 31, 2022, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$34,500	$—	$34,500
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	18,175	—	18,175
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	78,667	—	78,667
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	6,820	—	6,820

205

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ (9,820)	$—	$ (9,820)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	1,247	—	1,247
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	105,917	—	105,917
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(38,463)	—	(38,463)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ (25,273)	$—	$ (25,273)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(23,105)	—	(23,105)
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(100,533)	—	(100,533)
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	9,687	—	9,687
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
206

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Annual Rate
SPDR S&P Kensho Intelligent Structures ETF	0.45%
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
The Adviser has voluntarily agreed to waive a portion of its Management fee so that the total annual operating expenses of the SPDR S&P 600 Small Cap ETF do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice. For the period ended December 31, 2022, the Adviser waived fees as reported on the Statement of Operations.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.
207

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

During the period ended December 31, 2022, the Adviser made a contribution of $16,574 to the SPDR MSCI USA Climate Paris Aligned ETF related to a trading matter.
During the period ended December 31, 2022, the Adviser made a contribution of $99,073 to the SPDR S&P 1500 Momentum Tilt ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$ 8,775,731	$ 8,977,362
SPDR Russell 1000 Low Volatility Focus ETF	8,814,262	9,422,601
SPDR Russell 1000 Momentum Focus ETF	46,866,161	46,940,482
SPDR Russell 1000 Yield Focus ETF	12,433,703	3,339,212
SPDR S&P 400 Mid Cap Growth ETF	690,167,091	682,148,150
SPDR S&P 400 Mid Cap Value ETF	794,247,341	790,755,673
SPDR S&P 500 ESG ETF	9,076,380	8,796,922
SPDR S&P 600 Small Cap ETF	127,236,859	124,727,282
SPDR S&P 600 Small Cap Growth ETF	827,122,401	825,602,942
SPDR S&P 600 Small Cap Value ETF	1,230,500,172	1,213,149,325
SPDR S&P 1500 Momentum Tilt ETF	49,140,646	48,960,024
SPDR S&P 1500 Value Tilt ETF	2,954,305	2,924,363
SPDR S&P Kensho Clean Power ETF	102,029,062	50,075,192
SPDR S&P Kensho Final Frontiers ETF	1,455,801	2,972,969
SPDR S&P Kensho Future Security ETF	4,975,002	4,977,810
SPDR S&P Kensho Intelligent Structures ETF	3,264,357	7,460,726
SPDR S&P Kensho New Economies Composite ETF	374,651,814	374,826,732
SPDR S&P Kensho Smart Mobility ETF	11,625,679	23,453,276
SPDR S&P SmallCap 600 ESG ETF	264,145	260,115
SPDR SSGA US Large Cap Low Volatility Index ETF	7,581,199	4,714,333
SPDR SSGA US Small Cap Low Volatility Index ETF	21,033,464	10,987,668
For the period ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI USA Climate Paris Aligned ETF	$ —	$ 52,010,432	$ (1,900,816)
SPDR Russell 1000 Low Volatility Focus ETF	39,165,526	49,406,736	12,457,604
SPDR Russell 1000 Momentum Focus ETF	6,964,689	906,669	234,931
SPDR Russell 1000 Yield Focus ETF	150,280,693	113,766,215	20,323,565
208

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$1,732,314,306	$1,499,919,388	$ 89,201,641
SPDR S&P 400 Mid Cap Value ETF	2,103,627,363	1,222,269,526	86,289,826
SPDR S&P 500 ESG ETF	209,537,907	1,933,589	468,088
SPDR S&P 600 Small Cap ETF	250,141,911	278,975,102	85,538,087
SPDR S&P 600 Small Cap Growth ETF	285,056,340	160,616,919	50,495,903
SPDR S&P 600 Small Cap Value ETF	1,288,251,806	1,243,326,146	257,308,485
SPDR S&P 1500 Momentum Tilt ETF	5,093,421	3,372,982	858,826
SPDR S&P 1500 Value Tilt ETF	15,935,907	11,887,002	752,971
SPDR S&P Kensho Clean Power ETF	53,599,043	1,793,684	373,650
SPDR S&P Kensho Final Frontiers ETF	—	1,515,753	188,687
SPDR S&P Kensho Future Security ETF	3,166,073	3,993,359	639,405
SPDR S&P Kensho Intelligent Structures ETF	—	3,170,902	(697,215)
SPDR S&P Kensho New Economies Composite ETF	130,755,895	88,366,271	10,925,941
SPDR S&P Kensho Smart Mobility ETF	1,250,811	13,083,368	(1,990,013)
SPDR SSGA US Large Cap Low Volatility Index ETF	88,312,496	33,816,993	3,715,357
SPDR SSGA US Small Cap Low Volatility Index ETF	15,521,335	7,453,954	1,023,451
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR S&P SmallCap 600 ESG ETF and SPDR MSCI USA Climate Paris Aligned ETF intend to qualify as regulated investment company under Subchapter M of the Internal Revenue Code The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
209

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$ 100,011,275	$ 2,404,464	$ 16,229,466	$ (13,825,002)
SPDR Russell 1000 Low Volatility Focus ETF	518,242,352	70,211,740	24,860,935	45,350,805
SPDR Russell 1000 Momentum Focus ETF	263,677,126	42,052,588	10,445,539	31,607,049
SPDR Russell 1000 Yield Focus ETF	859,535,440	71,518,656	63,619,937	7,898,719
SPDR S&P 400 Mid Cap Growth ETF	1,712,896,972	24,036,043	119,213,584	(95,177,541)
SPDR S&P 400 Mid Cap Value ETF	2,675,095,396	36,475,499	187,879,290	(151,403,791)
SPDR S&P 500 ESG ETF	686,140,886	33,110,717	76,536,529	(43,425,812)
SPDR S&P 600 Small Cap ETF	1,785,185,952	180,333,715	278,233,975	(97,900,260)
SPDR S&P 600 Small Cap Growth ETF	2,167,737,725	229,802,044	103,304,676	126,497,368
SPDR S&P 600 Small Cap Value ETF	4,863,999,837	(174,687,750)	562,018,585	(736,706,335)
SPDR S&P 1500 Momentum Tilt ETF	70,202,439	9,486,547	2,753,720	6,732,827
SPDR S&P 1500 Value Tilt ETF	234,830,380	15,881,155	33,387,799	(17,506,644)
SPDR S&P Kensho Clean Power ETF	413,171,477	24,889,489	83,478,998	(58,589,509)
SPDR S&P Kensho Final Frontiers ETF	18,366,665	1,993,650	1,731,400	262,250
SPDR S&P Kensho Future Security ETF	31,986,291	1,886,006	5,255,753	(3,369,747)
SPDR S&P Kensho Intelligent Structures ETF	35,526,280	1,099,459	9,662,748	(8,563,289)
SPDR S&P Kensho New Economies Composite ETF	2,009,978,632	99,403,151	429,110,480	(329,707,329)
SPDR S&P Kensho Smart Mobility ETF	110,218,757	2,362,087	51,056,070	(48,693,983)
SPDR S&P SmallCap 600 ESG ETF	2,918,595	119,848	515,631	(395,783)
SPDR SSGA US Large Cap Low Volatility Index ETF	634,412,481	40,134,747	39,241,311	893,436
SPDR SSGA US Small Cap Low Volatility Index ETF	208,948,803	17,520,600	23,106,005	(5,585,405)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
210

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 4,683,792	$ 4,476,648	$ 337,537	$ 4,814,185
SPDR Russell 1000 Momentum Focus ETF	2,552,707	2,442,054	169,601	2,611,655
SPDR Russell 1000 Yield Focus ETF	4,726,789	4,851,041	6,930	4,857,971
SPDR S&P 400 Mid Cap Growth ETF	47,699,949	45,186,607	4,033,054	49,219,661
SPDR S&P 400 Mid Cap Value ETF	168,888,417	140,919,036	32,795,677	173,714,713
SPDR S&P 600 Small Cap ETF	94,275,420	74,893,373	22,377,175	97,270,548
SPDR S&P 600 Small Cap Growth ETF	125,923,977	89,541,542	40,097,661	129,639,203
SPDR S&P 600 Small Cap Value ETF	299,294,328	194,402,349	114,122,580	308,524,929
SPDR S&P 1500 Momentum Tilt ETF	92,657	82,946	12,208	95,154
SPDR S&P 1500 Value Tilt ETF	1,010,088	802,700	234,615	1,037,315
SPDR S&P Kensho Clean Power ETF	54,645,317	28,276,310	28,420,280	56,696,590
SPDR S&P Kensho Final Frontiers ETF	1,046,762	928,211	168,359	1,096,570
SPDR S&P Kensho Future Security ETF	1,556,632	1,506,948	128,036	1,634,984
SPDR S&P Kensho Intelligent Structures ETF	4,359,389	2,491,274	2,098,465	4,589,739
SPDR S&P Kensho New Economies Composite ETF	194,729,505	151,884,293	53,801,216	205,685,509
SPDR S&P Kensho Smart Mobility ETF	9,973,384	5,798,224	4,789,373	10,587,597
SPDR SSGA US Small Cap Low Volatility Index ETF	3,514,281	2,384,402	1,219,147	3,603,549
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$ 4,476,648	$—	$—	$—	$ 4,476,648	$ 4,476,648
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	2,442,054	—	—	—	2,442,054	2,442,054
SPDR Russell 1000 Yield Focus ETF	Common Stocks	4,851,041	—	—	—	4,851,041	4,851,041
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	45,186,607	—	—	—	45,186,607	45,186,607
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	140,919,036	—	—	—	140,919,036	140,919,036
SPDR S&P 600 Small Cap ETF	Common Stocks	74,893,373	—	—	—	74,893,373	74,893,373
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	89,541,542	—	—	—	89,541,542	89,541,542
SPDR S&P 600 Small Cap Value ETF	Common Stocks	194,255,251	—	—	—	194,255,251	194,255,251
SPDR S&P 600 Small Cap Value ETF	Warrants	147,098	—	—	—	147,098	147,098
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	82,946	—	—	—	82,946	82,946
SPDR S&P 1500 Value Tilt ETF	Common Stocks	801,229	—	—	—	801,229	801,229
SPDR S&P 1500 Value Tilt ETF	Warrants	1,471	—	—	—	1,471	1,471
SPDR S&P Kensho Clean Power ETF	Common Stocks	28,276,310	—	—	—	28,276,310	28,276,310
211

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	$ 928,211	$—	$—	$—	$ 928,211	$ 928,211
SPDR S&P Kensho Future Security ETF	Common Stocks	1,506,948	—	—	—	1,506,948	1,506,948
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	2,491,274	—	—	—	2,491,274	2,491,274
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	151,884,293	—	—	—	151,884,293	151,884,293
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	5,798,224	—	—	—	5,798,224	5,798,224
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	2,384,402	—	—	—	2,384,402	2,384,402
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
212

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI USA Climate Paris Aligned ETF	0.11%	$1,007.40	$0.56	$1,024.70	$0.56
SPDR Russell 1000 Low Volatility Focus ETF	0.21	1,061.80	1.09	1,024.10	1.07
SPDR Russell 1000 Momentum Focus ETF	0.21	1,081.30	1.10	1,024.10	1.07
SPDR Russell 1000 Yield Focus ETF	0.21	1,070.30	1.10	1,024.10	1.07
SPDR S&P 400 Mid Cap Growth ETF	0.16	1,079.00	0.84	1,024.40	0.82
SPDR S&P 400 Mid Cap Value ETF	0.16	1,081.40	0.84	1,024.40	0.82
SPDR S&P 500 ESG ETF	0.11	1,020.90	0.56	1,024.70	0.56
SPDR S&P 600 Small Cap ETF	0.06	1,035.00	0.31	1,024.90	0.31
SPDR S&P 600 Small Cap Growth ETF	0.16	1,032.90	0.82	1,024.40	0.82
SPDR S&P 600 Small Cap Value ETF	0.16	1,035.80	0.82	1,024.40	0.82
SPDR S&P 1500 Momentum Tilt ETF	0.13	1,051.20	0.67	1,024.60	0.66
SPDR S&P 1500 Value Tilt ETF	0.13	1,056.30	0.67	1,024.60	0.66
SPDR S&P Kensho Clean Power ETF	0.46	1,054.60	2.38	1,022.90	2.35
SPDR S&P Kensho Final Frontiers ETF	0.46	1,116.60	2.45	1,022.90	2.35
SPDR S&P Kensho Future Security ETF	0.46	979.00	2.29	1,022.90	2.35
SPDR S&P Kensho Intelligent Structures ETF	0.46	1,023.50	2.35	1,022.90	2.35
SPDR S&P Kensho New Economies Composite ETF	0.21	979.90	1.05	1,024.10	1.07
SPDR S&P Kensho Smart Mobility ETF	0.46	868.70	2.17	1,022.90	2.35
SPDR S&P SmallCap 600 ESG ETF	0.12	1,000.00	0.60	1,024.60	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.13	1,047.60	0.67	1,024.60	0.66
SPDR SSGA US Small Cap Low Volatility Index ETF	0.13	1,043.80	0.67	1,024.60	0.66
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
213

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Series Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
214

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTEQ1SAR

Semi-Annual Report
December 31, 2022
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Prologis, Inc. REIT	11.8%
Equinix, Inc. REIT	6.8
Public Storage REIT	5.0
Realty Income Corp. REIT	4.5
Simon Property Group, Inc. REIT	4.3
Welltower, Inc. REIT	3.5
Digital Realty Trust, Inc. REIT	3.3
AvalonBay Communities, Inc. REIT	2.5
Alexandria Real Estate Equities, Inc. REIT	2.5
Equity Residential REIT	2.3
TOTAL	46.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Specialized REITs	20.2%
Residential REITs	19.1
Retail REITs	17.6
Industrial REITs	17.0
Health Care REITs	10.3
Office REITs	7.3
Diversified REITs	4.0
Hotel & Resort REITs	3.8
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Fair Isaac Corp.	0.7%
First Horizon Corp.	0.6
United Therapeutics Corp.	0.6
Hubbell, Inc.	0.6
RPM International, Inc.	0.6
Carlisle Cos., Inc.	0.6
Reliance Steel & Aluminum Co.	0.6
AECOM	0.6
Toro Co.	0.6
Neurocrine Biosciences, Inc.	0.6
TOTAL	6.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	19.8%
Financials	15.1
Consumer Discretionary	14.0
Information Technology	12.0
Health Care	10.2
Real Estate	8.1
Materials	6.5
Utilities	4.1
Consumer Staples	4.0
Energy	3.9
Communication Services	2.1
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	5.6
Amazon.com, Inc.	2.3
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class A	1.6
UnitedHealth Group, Inc.	1.6
Alphabet, Inc. Class C	1.5
Johnson & Johnson	1.4
Exxon Mobil Corp.	1.4
JPMorgan Chase & Co.	1.2
TOTAL	24.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	25.7%
Health Care	15.8
Financials	11.6
Consumer Discretionary	9.8
Industrials	8.6
Communication Services	7.3
Consumer Staples	7.2
Energy	5.2
Utilities	3.2
Materials	2.7
Real Estate	2.7
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	11.6%
Microsoft Corp.	6.2
Alphabet, Inc. Class A	3.1
UnitedHealth Group, Inc.	3.0
Alphabet, Inc. Class C	2.8
Exxon Mobil Corp.	2.7
NVIDIA Corp.	2.2
Amazon.com, Inc.	2.0
Visa, Inc. Class A	2.0
Tesla, Inc.	2.0
TOTAL	37.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

		% of Net Assets
	Information Technology	34.1%
	Health Care	21.6
	Consumer Discretionary	9.3
	Energy	8.5
	Consumer Staples	7.2
	Communication Services	6.6
	Industrials	5.2
	Financials	3.6
	Materials	2.3
	Real Estate	0.9
	Utilities	0.6
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Gilead Sciences, Inc.	1.8%
Cardinal Health, Inc.	1.7
Principal Financial Group, Inc.	1.7
Exxon Mobil Corp.	1.6
Chevron Corp.	1.6
Phillips 66	1.5
Valero Energy Corp.	1.5
Omnicom Group, Inc.	1.5
Viatris, Inc.	1.5
Hewlett Packard Enterprise Co.	1.5
TOTAL	15.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	21.3%
Utilities	15.2
Real Estate	14.0
Energy	10.3
Consumer Staples	8.0
Health Care	7.5
Communication Services	6.2
Materials	5.8
Consumer Discretionary	5.4
Information Technology	4.6
Industrials	1.1
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Microsoft Corp.	4.9%
Berkshire Hathaway, Inc. Class B	3.6
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.5
Meta Platforms, Inc. Class A	1.7
Bank of America Corp.	1.5
Walmart, Inc.	1.3
Cisco Systems, Inc.	1.3
Johnson & Johnson	1.1
NextEra Energy, Inc.	1.1
TOTAL	21.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	20.3%
Information Technology	16.6
Industrials	12.4
Consumer Discretionary	10.3
Health Care	9.4
Communication Services	8.0
Consumer Staples	7.2
Utilities	6.0
Real Estate	4.7
Materials	3.2
Energy	1.7
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Agree Realty Corp. REIT	0.7%
Ensign Group, Inc.	0.6
Helmerich & Payne, Inc.	0.6
Exponent, Inc.	0.6
UFP Industries, Inc.	0.6
Applied Industrial Technologies, Inc.	0.6
Fabrinet	0.5
SPS Commerce, Inc.	0.5
AMN Healthcare Services, Inc.	0.5
South Jersey Industries, Inc.	0.5
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	18.2%
Industrials	17.1
Information Technology	12.9
Consumer Discretionary	12.6
Health Care	11.2
Real Estate	7.8
Materials	5.6
Consumer Staples	5.2
Energy	4.6
Utilities	2.6
Communication Services	1.9
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	5.1
Amazon.com, Inc.	2.1
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class A	1.5
UnitedHealth Group, Inc.	1.4
Alphabet, Inc. Class C	1.4
Johnson & Johnson	1.3
Exxon Mobil Corp.	1.3
JPMorgan Chase & Co.	1.1
TOTAL	22.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	24.6%
Health Care	15.3
Financials	12.1
Consumer Discretionary	10.1
Industrials	9.5
Consumer Staples	6.9
Communication Services	6.8
Energy	5.1
Utilities	3.1
Real Estate	3.1
Materials	3.0
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Maxar Technologies, Inc.	4.5%
Spirit AeroSystems Holdings, Inc. Class A	4.2
Boeing Co.	4.2
Woodward, Inc.	4.1
Aerojet Rocketdyne Holdings, Inc.	4.1
Howmet Aerospace, Inc.	4.1
TransDigm Group, Inc.	4.0
Northrop Grumman Corp.	4.0
Raytheon Technologies Corp.	4.0
Hexcel Corp.	3.9
TOTAL	41.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Aerospace & Defense	99.9%
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
SVB Financial Group	1.5%
First Republic Bank	1.5
Zions Bancorp NA	1.5
PNC Financial Services Group, Inc.	1.4
Bank of America Corp.	1.4
Truist Financial Corp.	1.4
Prosperity Bancshares, Inc.	1.4
Bank of New York Mellon Corp.	1.4
JPMorgan Chase & Co.	1.4
Apollo Global Management, Inc.	1.4
TOTAL	14.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Banks	82.0%
Thrifts & Mortgage Finance	9.4
Diversified Financial Services	5.5
Capital Markets	2.8
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Madrigal Pharmaceuticals, Inc.	3.7%
Arrowhead Pharmaceuticals, Inc.	1.3
Cytokinetics, Inc.	1.2
Akero Therapeutics, Inc.	1.2
Altimmune, Inc.	1.2
Horizon Therapeutics PLC	1.1
Ultragenyx Pharmaceutical, Inc.	1.1
Catalyst Pharmaceuticals, Inc.	1.1
Vaxcyte, Inc.	1.1
Exact Sciences Corp.	1.1
TOTAL	14.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Biotechnology	99.7%
Pharmaceuticals	0.3
Health Care Providers & Services	0.0*
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
VF Corp.	2.1%
Walgreens Boots Alliance, Inc.	2.0
National Retail Properties, Inc. REIT	2.0
Franklin Resources, Inc.	1.9
International Business Machines Corp.	1.8
Realty Income Corp. REIT	1.7
3M Co.	1.7
Federal Realty Investment Trust REIT	1.6
UGI Corp.	1.6
Leggett & Platt, Inc.	1.6
TOTAL	18.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	18.0%
Consumer Staples	15.7
Financials	15.4
Utilities	14.1
Materials	9.2
Consumer Discretionary	8.2
Real Estate	6.3
Health Care	6.0
Information Technology	3.0
Energy	2.6
Communication Services	1.0
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
D.R. Horton, Inc.	4.2%
PulteGroup, Inc.	4.1
Lennar Corp. Class A	4.1
Williams-Sonoma, Inc.	4.0
Builders FirstSource, Inc.	4.0
Lowe's Cos., Inc.	3.9
Home Depot, Inc.	3.9
Whirlpool Corp.	3.9
Johnson Controls International PLC	3.9
NVR, Inc.	3.9
TOTAL	39.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Building Products	46.9%
Homebuilding	30.3
Home Improvement Retail	11.6
Homefurnishing Retail	4.0
Household Appliances	3.9
Home Furnishings	3.2
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
PBF Energy, Inc. Class A	2.6%
APA Corp.	2.3
Valero Energy Corp.	2.3
Hess Corp.	2.3
Permian Resources Corp.	2.2
Marathon Petroleum Corp.	2.2
Ovintiv, Inc.	2.2
Callon Petroleum Co.	2.2
ConocoPhillips	2.2
Chevron Corp.	2.2
TOTAL	22.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	99.8%
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
SVB Financial Group	1.9%
First Republic Bank	1.9
Zions Bancorp NA	1.9
PNC Financial Services Group, Inc.	1.9
Truist Financial Corp.	1.9
Comerica, Inc.	1.9
Popular, Inc.	1.9
East West Bancorp, Inc.	1.9
Webster Financial Corp.	1.9
First Horizon Corp.	1.8
TOTAL	18.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Banks	99.2%
Thrifts & Mortgage Finance	0.5
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 99.3%
Acadia Realty Trust REIT	160,514	$ 2,303,376
Agree Realty Corp. REIT	150,300	10,660,779
Alexandria Real Estate Equities, Inc. REIT	253,053	36,862,230
American Assets Trust, Inc. REIT	87,998	2,331,947
American Homes 4 Rent Class A REIT	520,420	15,685,459
Americold Realty Trust, Inc. REIT	456,841	12,933,169
Apartment Income REIT Corp.	253,437	8,695,423
Apartment Investment & Management Co. Class A REIT	256,354	1,825,240
Apple Hospitality REIT, Inc.	359,618	5,674,772
Ashford Hospitality Trust, Inc. REIT (a) (b)	58,970	263,596
AvalonBay Communities, Inc. REIT	237,080	38,293,162
Boston Properties, Inc. REIT	241,823	16,342,398
Brandywine Realty Trust REIT	290,013	1,783,580
Brixmor Property Group, Inc. REIT	507,072	11,495,322
Broadstone Net Lease, Inc. REIT	292,620	4,743,370
Camden Property Trust REIT	180,595	20,204,969
CareTrust REIT, Inc.	164,009	3,047,287
Centerspace REIT	25,471	1,494,384
Chatham Lodging Trust REIT	82,532	1,012,668
City Office REIT, Inc.	67,171	562,893
Community Healthcare Trust, Inc. REIT	39,638	1,419,040
Corporate Office Properties Trust REIT	190,025	4,929,248
Cousins Properties, Inc. REIT	256,013	6,474,569
CubeSmart REIT	380,753	15,325,308
DiamondRock Hospitality Co. REIT	353,940	2,898,769
Digital Realty Trust, Inc. REIT	487,211	48,852,647
Diversified Healthcare Trust REIT	408,778	264,398
Douglas Emmett, Inc. REIT	297,218	4,660,378
Easterly Government Properties, Inc. REIT (b)	153,446	2,189,674
EastGroup Properties, Inc. REIT	73,928	10,945,780
Elme Communities REIT	148,015	2,634,667
Empire State Realty Trust, Inc. Class A REIT (b)	222,397	1,498,956
EPR Properties REIT	126,790	4,782,519
Equinix, Inc. REIT	156,758	102,681,193
Equity Commonwealth REIT	185,023	4,620,024
Equity LifeStyle Properties, Inc. REIT	296,599	19,160,295
Equity Residential REIT	576,377	34,006,243
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	240,679	$ 5,648,736
Essex Property Trust, Inc. REIT	109,754	23,259,068
Extra Space Storage, Inc. REIT	226,974	33,406,033
Federal Realty Investment Trust REIT	123,973	12,526,232
First Industrial Realty Trust, Inc. REIT	223,388	10,780,705
Four Corners Property Trust, Inc. REIT	141,812	3,677,185
Franklin Street Properties Corp. REIT (b)	156,973	428,536
Getty Realty Corp. REIT (b)	71,866	2,432,664
Global Medical REIT, Inc. (b)	104,160	987,437
Global Net Lease, Inc. REIT (b)	175,429	2,205,143
Healthcare Realty Trust, Inc. REIT	645,480	12,438,400
Healthpeak Properties, Inc. REIT	911,190	22,843,533
Hersha Hospitality Trust Class A REIT	55,922	476,455
Highwoods Properties, Inc. REIT	177,893	4,977,446
Host Hotels & Resorts, Inc. REIT	1,212,155	19,455,088
Hudson Pacific Properties, Inc. REIT	216,797	2,109,435
Independence Realty Trust, Inc. REIT	378,449	6,380,650
Industrial Logistics Properties Trust REIT	111,821	365,655
Innovative Industrial Properties, Inc. REIT	47,258	4,789,598
Invitation Homes, Inc. REIT	984,427	29,178,416
JBG SMITH Properties REIT	167,318	3,175,696
Kilroy Realty Corp. REIT	177,872	6,878,310
Kimco Realty Corp. REIT	1,048,311	22,203,227
Kite Realty Group Trust REIT	370,394	7,796,794
Life Storage, Inc. REIT	144,149	14,198,676
LTC Properties, Inc. REIT	68,524	2,434,658
LXP Industrial Trust REIT	466,142	4,670,743
Macerich Co. REIT	363,093	4,088,427
Medical Properties Trust, Inc. REIT (b)	1,011,002	11,262,562
Mid-America Apartment Communities, Inc. REIT	195,677	30,719,332
National Health Investors, Inc. REIT	73,316	3,828,562
National Retail Properties, Inc. REIT	303,045	13,867,339
National Storage Affiliates Trust REIT	142,820	5,158,658
Necessity Retail REIT, Inc.	226,364	1,342,339
NETSTREIT Corp.	92,808	1,701,171
NexPoint Residential Trust, Inc. REIT	38,489	1,675,041
Office Properties Income Trust REIT	82,336	1,099,186

See accompanying notes to financial statements.
16

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT (b)	395,875	$ 11,064,706
Orion Office REIT, Inc.	95,748	817,688
Paramount Group, Inc. REIT	278,763	1,655,852
Park Hotels & Resorts, Inc. REIT	380,129	4,481,721
Pebblebrook Hotel Trust REIT	222,204	2,975,312
Piedmont Office Realty Trust, Inc. Class A REIT	208,581	1,912,688
Plymouth Industrial REIT, Inc.	65,937	1,264,672
Prologis, Inc. REIT	1,563,823	176,289,767
Public Storage REIT	267,858	75,051,133
Realty Income Corp. REIT	1,062,656	67,404,270
Regency Centers Corp. REIT	261,157	16,322,312
Retail Opportunity Investments Corp. REIT	210,583	3,165,062
Rexford Industrial Realty, Inc. REIT	311,090	16,997,958
RLJ Lodging Trust REIT	274,006	2,901,724
RPT Realty REIT	144,148	1,447,246
Ryman Hospitality Properties, Inc. REIT	93,259	7,626,721
Service Properties Trust REIT (b)	279,720	2,039,159
Simon Property Group, Inc. REIT	553,963	65,079,573
SITE Centers Corp. REIT	312,573	4,269,747
SL Green Realty Corp. REIT	108,769	3,667,691
Spirit Realty Capital, Inc. REIT	236,106	9,427,713
STAG Industrial, Inc. REIT	302,937	9,787,894
STORE Capital Corp. REIT	450,564	14,445,082
Summit Hotel Properties, Inc. REIT	180,767	1,305,138
Sun Communities, Inc. REIT	210,013	30,031,859
Sunstone Hotel Investors, Inc. REIT	355,662	3,435,695
Tanger Factory Outlet Centers, Inc. REIT	176,443	3,165,387
Terreno Realty Corp. REIT	113,145	6,434,556
UDR, Inc. REIT	518,737	20,090,684
UMH Properties, Inc. REIT	87,572	1,409,909
Universal Health Realty Income Trust REIT	21,517	1,027,006
Security Description	Shares	Value
Urban Edge Properties REIT	198,510	$ 2,797,006
Ventas, Inc. REIT	677,416	30,517,591
Veris Residential, Inc. REIT (a)	133,929	2,133,489
Vornado Realty Trust REIT	272,293	5,666,417
Welltower, Inc. REIT	800,670	52,483,918
WP Carey, Inc. REIT	352,573	27,553,580
Xenia Hotels & Resorts, Inc. REIT	192,482	2,536,913
TOTAL COMMON STOCKS (Cost $1,945,897,775)		1,488,711,707
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	3,282,570	3,283,226
State Street Navigator Securities Lending Portfolio II (e) (f)	17,745,779	17,745,779
TOTAL SHORT-TERM INVESTMENTS (Cost $21,028,519)		21,029,005
TOTAL INVESTMENTS — 100.7% (Cost $1,966,926,294)		1,509,740,712
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(10,419,134)
NET ASSETS — 100.0%		$ 1,499,321,578
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	305	03/17/2023	$10,256,598	$10,058,928	$(197,670)

During the period ended December 31, 2022, average notional value related to futures contracts was $18,758,606.
See accompanying notes to financial statements.
17

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,488,711,707	$—	$—	$ 1,488,711,707
Short-Term Investments	21,029,005	—	—	21,029,005
TOTAL INVESTMENTS	$1,509,740,712	$—	$—	$1,509,740,712
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(197,670)	—	—	(197,670)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (197,670)	$—	$—	$ (197,670)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,087,611	$ 6,087,002	$ 76,148,153	$ 78,960,259	$7,844	$486	3,282,570	$ 3,283,226	$243,583
State Street Navigator Securities Lending Portfolio II	7,123,081	7,123,081	182,269,684	171,646,986	—	—	17,745,779	17,745,779	20,860
Total		$13,210,083	$258,417,837	$250,607,245	$7,844	$486		$21,029,005	$264,443
See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	179,642	$ 29,807,997
Curtiss-Wright Corp.	101,806	17,000,584
Hexcel Corp.	223,824	13,172,043
Mercury Systems, Inc. (a)	152,988	6,844,683
Woodward, Inc.	159,956	15,453,349
		82,278,656
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	315,456	13,466,817
AIRLINES — 0.1%
JetBlue Airways Corp. (a)	850,247	5,509,601
AUTO COMPONENTS — 1.4%
Adient PLC (a)	252,234	8,749,998
Dana, Inc.	334,842	5,066,159
Fox Factory Holding Corp. (a)	112,448	10,258,631
Gentex Corp.	623,629	17,006,363
Goodyear Tire & Rubber Co. (a)	744,993	7,561,679
Lear Corp.	157,154	19,490,239
Visteon Corp. (a)	74,854	9,793,149
		77,926,218
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	353,656	14,712,090
Thor Industries, Inc. (b)	142,805	10,780,349
		25,492,439
BANKS — 7.2%
Associated Banc-Corp.	399,939	9,234,592
Bank of Hawaii Corp. (b)	105,754	8,202,280
Bank OZK	293,072	11,740,464
Cadence Bank	485,118	11,963,010
Cathay General Bancorp (b)	197,943	8,074,095
Commerce Bancshares, Inc.	303,176	20,637,166
Cullen/Frost Bankers, Inc.	170,929	22,853,207
East West Bancorp, Inc.	374,651	24,689,501
First Financial Bankshares, Inc.	345,119	11,872,094
First Horizon Corp.	1,426,055	34,938,347
FNB Corp.	932,744	12,172,309
Fulton Financial Corp.	441,918	7,437,480
Glacier Bancorp, Inc.	294,501	14,554,239
Hancock Whitney Corp.	227,889	11,027,549
Home BancShares, Inc.	501,059	11,419,135
International Bancshares Corp.	139,670	6,391,299
Old National Bancorp	778,755	14,002,015
PacWest Bancorp	310,978	7,136,945
Pinnacle Financial Partners, Inc.	203,232	14,917,229
Prosperity Bancshares, Inc.	242,791	17,646,050
Synovus Financial Corp.	386,766	14,523,063
Texas Capital Bancshares, Inc. (a)	131,423	7,926,121
UMB Financial Corp.	115,645	9,658,670
Umpqua Holdings Corp.	577,274	10,304,341
United Bankshares, Inc.	358,041	14,497,080
Valley National Bancorp	1,117,447	12,638,326
Security Description	Shares	Value
Washington Federal, Inc.	173,843	$ 5,832,433
Webster Financial Corp.	462,089	21,875,293
Wintrust Financial Corp.	161,532	13,652,685
		391,817,018
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a) (b)	25,028	8,247,226
Celsius Holdings, Inc. (a) (b)	107,475	11,181,699
Coca-Cola Consolidated, Inc.	12,160	6,230,298
		25,659,223
BIOTECHNOLOGY — 2.0%
Arrowhead Pharmaceuticals, Inc. (a)	281,520	11,418,451
Exelixis, Inc. (a)	857,597	13,755,856
Halozyme Therapeutics, Inc. (a)	359,453	20,452,876
Neurocrine Biosciences, Inc. (a)	255,535	30,521,100
United Therapeutics Corp. (a)	121,095	33,675,309
		109,823,592
BUILDING PRODUCTS — 2.6%
Builders FirstSource, Inc. (a)	391,134	25,376,774
Carlisle Cos., Inc.	137,435	32,386,558
Fortune Brands Innovations, Inc.	340,852	19,466,058
Lennox International, Inc. (b)	85,732	20,509,666
Owens Corning	248,409	21,189,288
Simpson Manufacturing Co., Inc.	113,678	10,078,691
Trex Co., Inc. (a)	291,834	12,353,333
		141,360,368
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	100,447	15,913,818
Evercore, Inc. Class A	94,903	10,352,019
Federated Hermes, Inc.	223,560	8,117,464
Interactive Brokers Group, Inc. Class A	273,413	19,781,431
Janus Henderson Group PLC	352,533	8,291,576
Jefferies Financial Group, Inc.	486,959	16,692,955
SEI Investments Co.	272,418	15,881,969
Stifel Financial Corp.	282,504	16,489,758
		111,520,990
CHEMICALS — 2.7%
Ashland, Inc.	132,402	14,237,187
Avient Corp.	227,411	7,677,395
Cabot Corp.	149,595	9,998,930
Chemours Co.	401,289	12,287,469
Ingevity Corp. (a)	93,862	6,611,639
NewMarket Corp.	18,210	5,665,313
Olin Corp.	338,584	17,924,637
RPM International, Inc.	343,057	33,430,905
Scotts Miracle-Gro Co. (b)	106,118	5,156,274
Sensient Technologies Corp.	110,760	8,076,619
Valvoline, Inc.	470,643	15,366,494

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Westlake Corp.	91,578	$ 9,390,408
		145,823,270
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	123,226	6,618,468
Clean Harbors, Inc. (a)	133,706	15,258,529
IAA, Inc. (a)	355,604	14,224,160
MSA Safety, Inc.	97,930	14,120,527
Stericycle, Inc. (a)	245,119	12,228,987
Tetra Tech, Inc.	140,787	20,440,864
		82,891,535
COMMUNICATIONS EQUIPMENT — 0.8%
Calix, Inc. (a)	151,370	10,358,249
Ciena Corp. (a)	393,398	20,055,430
Lumentum Holdings, Inc. (a) (b)	181,859	9,487,584
Viasat, Inc. (a) (b)	199,484	6,313,669
		46,214,932
CONSTRUCTION & ENGINEERING — 2.2%
AECOM	371,118	31,519,052
Dycom Industries, Inc. (a)	78,066	7,306,978
EMCOR Group, Inc.	126,636	18,756,058
Fluor Corp. (a)	377,794	13,094,340
MasTec, Inc. (a)	156,764	13,376,672
MDU Resources Group, Inc.	540,591	16,401,531
Valmont Industries, Inc.	56,742	18,762,877
		119,217,508
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	97,929	13,009,868
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	100,050	8,695,345
Navient Corp.	279,120	4,591,524
SLM Corp.	662,388	10,995,641
		24,282,510
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	173,518	19,083,510
Greif, Inc. Class A	67,524	4,528,159
Silgan Holdings, Inc.	222,510	11,534,918
Sonoco Products Co.	259,188	15,735,304
		50,881,891
DIVERSIFIED CONSUMER SERVICES — 1.1%
Graham Holdings Co. Class B	10,169	6,144,211
Grand Canyon Education, Inc. (a)	80,909	8,548,845
H&R Block, Inc.	413,268	15,088,415
Service Corp. International	408,809	28,265,054
		58,046,525
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Voya Financial, Inc. (b)	257,268	15,819,409
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Frontier Communications Parent, Inc. (a)	592,735	15,102,888
Security Description	Shares	Value
Iridium Communications, Inc. (a)	333,682	$ 17,151,255
		32,254,143
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	152,032	9,807,584
Hawaiian Electric Industries, Inc.	291,086	12,181,949
IDACORP, Inc.	134,459	14,501,403
OGE Energy Corp.	532,188	21,048,036
PNM Resources, Inc.	228,208	11,134,268
Portland General Electric Co. (b)	237,414	11,633,286
		80,306,526
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	85,533	14,165,120
EnerSys	108,575	8,017,178
Hubbell, Inc.	142,742	33,498,693
nVent Electric PLC	442,814	17,035,055
Regal Rexnord Corp.	175,780	21,090,084
Sunrun, Inc. (a)	566,534	13,608,147
Vicor Corp. (a)	58,858	3,163,617
		110,577,894
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Arrow Electronics, Inc. (a)	163,549	17,102,319
Avnet, Inc.	241,473	10,040,447
Belden, Inc.	114,285	8,217,091
Cognex Corp.	459,627	21,653,028
Coherent Corp. (a) (b)	368,822	12,945,652
IPG Photonics Corp. (a)	84,855	8,033,223
Jabil, Inc.	357,812	24,402,778
Littelfuse, Inc.	65,834	14,496,647
National Instruments Corp.	347,641	12,827,953
Novanta, Inc. (a) (b)	94,940	12,899,498
TD SYNNEX Corp.	111,829	10,591,325
Vishay Intertechnology, Inc.	345,043	7,442,578
Vontier Corp.	417,036	8,061,306
		168,713,845
ENERGY EQUIPMENT & SERVICES — 0.7%
ChampionX Corp.	529,986	15,364,294
Nov, Inc.	1,044,045	21,810,100
		37,174,394
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	115,144	7,889,667
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.7%
Apartment Income REIT Corp.	398,570	13,674,937
Brixmor Property Group, Inc. REIT	797,297	18,074,723
Corporate Office Properties Trust REIT	296,861	7,700,574
Cousins Properties, Inc. REIT	402,743	10,185,370
CubeSmart REIT	596,925	24,026,231

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Douglas Emmett, Inc. REIT	463,125	$ 7,261,800
EastGroup Properties, Inc. REIT	115,795	17,144,608
EPR Properties REIT	199,635	7,530,232
First Industrial Realty Trust, Inc. REIT	351,298	16,953,642
Healthcare Realty Trust, Inc. REIT	1,011,608	19,493,686
Highwoods Properties, Inc. REIT	277,732	7,770,941
Independence Realty Trust, Inc. REIT	595,273	10,036,303
JBG SMITH Properties REIT	263,304	4,997,510
Kilroy Realty Corp. REIT	279,758	10,818,242
Kite Realty Group Trust REIT	582,560	12,262,888
Lamar Advertising Co. Class A REIT	231,894	21,890,794
Life Storage, Inc. REIT	225,935	22,254,598
Macerich Co. REIT	566,711	6,381,166
Medical Properties Trust, Inc. REIT (b)	1,589,671	17,708,935
National Retail Properties, Inc. REIT	475,027	21,737,236
National Storage Affiliates Trust REIT	224,800	8,119,776
Omega Healthcare Investors, Inc. REIT	622,469	17,398,009
Park Hotels & Resorts, Inc. REIT	593,676	6,999,440
Pebblebrook Hotel Trust REIT (b)	345,003	4,619,590
Physicians Realty Trust REIT	602,224	8,714,181
PotlatchDeltic Corp. REIT	214,802	9,449,140
Rayonier, Inc. REIT	389,350	12,832,976
Rexford Industrial Realty, Inc. REIT	487,666	26,646,070
Sabra Health Care REIT, Inc.	608,544	7,564,202
SL Green Realty Corp. REIT (b)	169,234	5,706,570
Spirit Realty Capital, Inc. REIT	371,353	14,828,125
STORE Capital Corp. REIT	706,315	22,644,459
		423,426,954
FOOD & STAPLES RETAILING — 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	359,041	23,754,152
Casey's General Stores, Inc.	98,980	22,206,163
Grocery Outlet Holding Corp. (a)	235,524	6,874,946
Performance Food Group Co. (a)	413,697	24,155,768
Sprouts Farmers Market, Inc. (a)	280,838	9,090,726
		86,081,755
FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	425,984	26,662,339
Flowers Foods, Inc.	510,776	14,679,702
Ingredion, Inc.	174,281	17,067,338
Lancaster Colony Corp.	52,758	10,409,153
Security Description	Shares	Value
Pilgrim's Pride Corp. (a)	119,704	$ 2,840,576
Post Holdings, Inc. (a)	144,622	13,053,582
		84,712,690
GAS UTILITIES — 1.5%
National Fuel Gas Co.	243,164	15,392,281
New Jersey Resources Corp.	255,890	12,697,262
ONE Gas, Inc.	143,983	10,902,393
Southwest Gas Holdings, Inc.	164,126	10,156,117
Spire, Inc.	139,639	9,615,541
UGI Corp.	556,596	20,633,014
		79,396,608
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Enovis Corp. (a)	125,748	6,730,033
Envista Holdings Corp. (a)	433,516	14,596,484
Globus Medical, Inc. Class A (a) (b)	205,794	15,284,320
Haemonetics Corp. (a)	134,779	10,600,368
ICU Medical, Inc. (a) (b)	53,567	8,435,731
Inari Medical, Inc. (a) (b)	128,393	8,160,659
Integra LifeSciences Holdings Corp. (a)	193,254	10,835,752
Lantheus Holdings, Inc. (a)	183,067	9,329,094
LivaNova PLC (a)	142,387	7,908,174
Masimo Corp. (a)	128,573	19,022,375
Neogen Corp. (a)	574,838	8,754,783
Omnicell, Inc. (a)	118,819	5,990,854
Penumbra, Inc. (a) (b)	100,928	22,452,443
QuidelOrtho Corp. (a)	141,928	12,158,972
Shockwave Medical, Inc. (a)	96,027	19,744,112
STAAR Surgical Co. (a)	128,299	6,227,633
Tandem Diabetes Care, Inc. (a)	169,258	7,608,147
		193,839,934
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a)	241,856	19,909,586
Amedisys, Inc. (a)	85,661	7,156,120
Chemed Corp.	39,541	20,182,913
Encompass Health Corp.	265,288	15,866,875
HealthEquity, Inc. (a)	224,720	13,851,741
LHC Group, Inc. (a)	82,495	13,338,616
Option Care Health, Inc. (a)	411,103	12,370,089
Patterson Cos., Inc.	230,522	6,461,532
Progyny, Inc. (a)	200,227	6,237,071
R1 RCM, Inc. (a) (b)	362,533	3,969,736
Tenet Healthcare Corp. (a)	287,459	14,025,125
		133,369,404
HOTELS, RESTAURANTS & LEISURE — 2.8%
Boyd Gaming Corp.	210,920	11,501,468
Choice Hotels International, Inc. (b)	73,125	8,236,800
Churchill Downs, Inc.	87,218	18,440,502
Cracker Barrel Old Country Store, Inc. (b)	58,741	5,565,122
Light & Wonder, Inc. Class A (a)	247,833	14,523,014

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	101,858	$ 13,709,068
Papa John's International, Inc.	85,492	7,036,846
Penn Entertainment, Inc. (a)	412,398	12,248,221
Texas Roadhouse, Inc.	177,869	16,177,185
Travel + Leisure Co.	214,454	7,806,126
Wendy's Co.	453,182	10,255,509
Wingstop, Inc. (b)	79,503	10,941,203
Wyndham Hotels & Resorts, Inc.	234,794	16,743,160
		153,184,224
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a) (b)	63,373	7,028,699
KB Home	220,347	7,018,052
Leggett & Platt, Inc.	352,506	11,361,268
Taylor Morrison Home Corp. (a)	285,918	8,677,611
Tempur Sealy International, Inc.	452,439	15,532,231
Toll Brothers, Inc.	280,894	14,022,229
TopBuild Corp. (a)	85,091	13,315,891
		76,955,981
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	174,831	5,865,580
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	129,636	11,210,921
INSURANCE — 4.0%
American Financial Group, Inc.	185,583	25,476,834
Brighthouse Financial, Inc. (a)	182,366	9,349,905
CNO Financial Group, Inc.	304,412	6,955,814
First American Financial Corp.	274,512	14,367,958
Hanover Insurance Group, Inc.	94,557	12,777,488
Kemper Corp.	169,916	8,359,867
Kinsale Capital Group, Inc.	57,319	14,990,065
Old Republic International Corp.	752,258	18,167,031
Primerica, Inc.	98,370	13,950,833
Reinsurance Group of America, Inc.	177,681	25,246,693
RenaissanceRe Holdings, Ltd.	116,176	21,403,105
RLI Corp.	107,363	14,093,541
Selective Insurance Group, Inc.	160,211	14,196,297
Unum Group	497,072	20,394,864
		219,730,295
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	275,198	4,948,060
Ziff Davis, Inc. (a) (b)	125,480	9,925,468
		14,873,528
IT SERVICES — 2.1%
Concentrix Corp.	112,097	14,926,837
Euronet Worldwide, Inc. (a) (b)	125,276	11,823,549
ExlService Holdings, Inc. (a)	87,880	14,889,508
Genpact, Ltd.	448,148	20,758,215
Kyndryl Holdings, Inc. (a)	543,242	6,040,851
MAXIMUS, Inc.	160,986	11,805,103
Security Description	Shares	Value
Western Union Co. (b)	1,026,736	$ 14,138,155
WEX, Inc. (a)	115,871	18,962,289
		113,344,507
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	192,758	13,893,997
Mattel, Inc. (a)	942,223	16,809,258
Polaris, Inc. (b)	144,789	14,623,689
Topgolf Callaway Brands Corp. (a) (b)	368,830	7,284,392
YETI Holdings, Inc. (a)	229,371	9,475,316
		62,086,652
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Azenta, Inc. (a) (b)	199,507	11,615,298
Bruker Corp.	264,710	18,092,928
Medpace Holdings, Inc. (a)	66,940	14,218,725
Repligen Corp. (a) (b)	137,245	23,236,951
Sotera Health Co. (a)	261,146	2,175,346
Syneos Health, Inc. (a)	273,692	10,039,023
		79,378,271
MACHINERY — 4.7%
AGCO Corp.	164,584	22,826,155
Chart Industries, Inc. (a)	110,985	12,788,801
Crane Holdings Co.	126,888	12,745,900
Donaldson Co., Inc.	324,731	19,116,914
Esab Corp.	136,263	6,393,460
Flowserve Corp.	347,576	10,663,632
Graco, Inc.	447,881	30,124,476
ITT, Inc.	219,894	17,833,403
Kennametal, Inc.	213,412	5,134,693
Lincoln Electric Holdings, Inc.	153,433	22,169,534
Middleby Corp. (a)	143,236	19,179,300
Oshkosh Corp.	173,852	15,332,008
Terex Corp.	178,037	7,605,741
Timken Co.	175,609	12,410,288
Toro Co.	276,954	31,351,193
Watts Water Technologies, Inc. Class A	72,596	10,615,713
		256,291,211
MARINE — 0.2%
Kirby Corp. (a)	159,277	10,249,475
MEDIA — 1.1%
Cable One, Inc.	12,788	9,103,266
John Wiley & Sons, Inc. Class A	113,351	4,540,841
New York Times Co. Class A	437,698	14,207,677
Nexstar Media Group, Inc. Class A	100,271	17,550,433
TEGNA, Inc.	593,258	12,571,137
		57,973,354
METALS & MINING — 2.5%
Alcoa Corp.	470,277	21,383,495
Cleveland-Cliffs, Inc. (a)	1,369,726	22,066,286
Commercial Metals Co.	311,965	15,067,909
Fresh Market, Inc. (a) (c)	723	—

See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MP Materials Corp. (a) (b)	243,031	$ 5,900,793
Reliance Steel & Aluminum Co.	156,019	31,584,486
Royal Gold, Inc.	174,536	19,673,698
United States Steel Corp.	623,335	15,614,542
Worthington Industries, Inc.	79,712	3,962,484
		135,253,693
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.5%
Annaly Capital Management, Inc. REIT (b)	1,243,478	26,212,516
MULTI-UTILITIES — 0.4%
Black Hills Corp.	173,055	12,172,688
NorthWestern Corp.	152,417	9,044,425
		21,217,113
MULTILINE RETAIL — 0.6%
Kohl's Corp. (b)	307,750	7,770,687
Macy's, Inc.	720,478	14,877,871
Nordstrom, Inc. (b)	295,060	4,762,268
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	154,832	7,252,331
		34,663,157
OIL, GAS & CONSUMABLE FUELS — 3.2%
Antero Midstream Corp.	890,832	9,612,077
Antero Resources Corp. (a)	733,851	22,742,043
CNX Resources Corp. (a)	476,196	8,019,141
DTE Midstream LLC	257,198	14,212,762
Equitrans Midstream Corp.	1,140,257	7,639,722
HF Sinclair Corp.	357,520	18,551,713
Matador Resources Co.	298,360	17,078,126
Murphy Oil Corp.	388,433	16,706,503
PBF Energy, Inc. Class A	303,949	12,395,040
PDC Energy, Inc.	244,982	15,551,457
Range Resources Corp.	642,360	16,071,847
Southwestern Energy Co. (a)	2,928,415	17,131,228
		175,711,659
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	190,617	11,284,526
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	360,266	9,237,220
Coty, Inc. Class A (a)	964,433	8,255,547
		17,492,767
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	167,339	26,658,776
Perrigo Co. PLC	358,053	12,206,027
		38,864,803
PROFESSIONAL SERVICES — 1.9%
ASGN, Inc. (a)	131,852	10,743,301
CACI International, Inc. Class A (a)	62,497	18,785,973
FTI Consulting, Inc. (a)	91,522	14,533,694
Insperity, Inc.	94,870	10,777,232
KBR, Inc.	364,658	19,253,943
Security Description	Shares	Value
ManpowerGroup, Inc.	134,439	$ 11,186,669
Science Applications International Corp.	146,311	16,230,279
		101,511,091
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	125,890	20,063,089
ROAD & RAIL — 1.8%
Avis Budget Group, Inc. (a) (b)	66,178	10,848,560
Knight-Swift Transportation Holdings, Inc.	427,116	22,385,150
Landstar System, Inc.	95,685	15,587,087
RXO, Inc. (a)	303,545	5,220,974
Ryder System, Inc.	133,620	11,166,623
Saia, Inc. (a)	70,362	14,753,504
Werner Enterprises, Inc.	155,194	6,248,110
XPO, Inc. (a)	306,245	10,194,896
		96,404,904
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Allegro MicroSystems, Inc. (a) (b)	171,443	5,146,719
Amkor Technology, Inc.	267,236	6,408,319
Cirrus Logic, Inc. (a)	146,961	10,945,655
Lattice Semiconductor Corp. (a)	364,331	23,637,795
MACOM Technology Solutions Holdings, Inc. (a)	135,931	8,560,935
MKS Instruments, Inc.	152,102	12,887,603
Power Integrations, Inc.	152,106	10,909,042
Silicon Laboratories, Inc. (a)	88,481	12,004,217
SiTime Corp. (a) (b)	42,305	4,299,034
SunPower Corp. (a) (b)	223,837	4,035,781
Synaptics, Inc. (a)	106,057	10,092,384
Universal Display Corp.	115,572	12,486,399
Wolfspeed, Inc. (a) (b)	330,159	22,794,178
		144,208,061
SOFTWARE — 3.2%
ACI Worldwide, Inc. (a)	301,125	6,925,875
Aspen Technology, Inc. (a)	77,192	15,855,237
Blackbaud, Inc. (a)	118,679	6,985,446
CommVault Systems, Inc. (a)	117,935	7,411,035
Dynatrace, Inc. (a)	535,633	20,514,744
Envestnet, Inc. (a)	147,114	9,076,934
Fair Isaac Corp. (a)	66,384	39,736,135
Manhattan Associates, Inc. (a)	165,914	20,141,959
NCR Corp. (a)	362,548	8,487,249
Paylocity Holding Corp. (a)	109,529	21,277,103
Qualys, Inc. (a)	91,709	10,292,501
Teradata Corp. (a)	270,783	9,114,556
		175,818,774
SPECIALTY RETAIL — 2.8%
AutoNation, Inc. (a)	90,220	9,680,606
Dick's Sporting Goods, Inc.	147,822	17,781,508
Five Below, Inc. (a) (b)	147,554	26,097,876
Foot Locker, Inc. (b)	210,991	7,973,350

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
GameStop Corp. Class A (a) (b)	671,994	$ 12,405,009
Gap, Inc. (b)	563,122	6,352,016
Lithia Motors, Inc.	72,362	14,815,396
Murphy USA, Inc.	55,222	15,436,758
RH (a) (b)	51,114	13,657,150
Victoria's Secret & Co. (a) (b)	215,516	7,711,162
Williams-Sonoma, Inc. (b)	177,369	20,383,246
		152,294,077
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Super Micro Computer, Inc. (a)	121,000	9,934,100
Xerox Holdings Corp.	296,360	4,326,856
		14,260,956
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Capri Holdings, Ltd. (a)	342,353	19,623,674
Carter's, Inc. (b)	101,213	7,551,502
Columbia Sportswear Co.	93,440	8,183,475
Crocs, Inc. (a) (b)	164,136	17,797,267
Deckers Outdoor Corp. (a)	70,289	28,056,557
Hanesbrands, Inc. (b)	918,363	5,840,789
PVH Corp.	173,459	12,244,471
Skechers U.S.A., Inc. Class A (a)	355,472	14,912,050
Under Armour, Inc. Class A (a)	499,356	5,073,457
Under Armour, Inc. Class C (a)	528,147	4,711,071
		123,994,313
THRIFTS & MORTGAGE FINANCE — 0.7%
Essent Group, Ltd.	286,405	11,135,426
MGIC Investment Corp.	783,694	10,188,022
New York Community Bancorp, Inc. (b)	1,808,560	15,553,616
		36,877,064
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	92,956	9,884,941
MSC Industrial Direct Co., Inc. Class A	124,772	10,193,872
Univar Solutions, Inc. (a)	433,815	13,795,317
Watsco, Inc. (b)	88,374	22,040,476
		55,914,606
Security Description	Shares	Value
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	634,311	$ 30,275,664
TOTAL COMMON STOCKS (Cost $5,473,548,450)		5,452,253,016
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	2,528,103	2,528,609
State Street Navigator Securities Lending Portfolio II (f) (g)	229,250,323	229,250,323
TOTAL SHORT-TERM INVESTMENTS (Cost $231,778,816)		231,778,932
TOTAL INVESTMENTS — 104.1% (Cost $5,705,327,266)		5,684,031,948
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(222,225,457)
NET ASSETS — 100.0%		$ 5,461,806,491
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,452,253,016	$—	$ 0(a)	$5,452,253,016
Short-Term Investments	231,778,932	—	—	231,778,932
TOTAL INVESTMENTS	$5,684,031,948	$—	$ 0	$5,684,031,948
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.
See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,942,263	$ 1,942,068	$ 143,809,804	$ 143,226,317	$2,938	$116	2,528,103	$ 2,528,609	$ 70,626
State Street Navigator Securities Lending Portfolio II	88,463,327	88,463,327	1,019,807,826	879,020,830	—	—	229,250,323	229,250,323	1,057,709
Total		$90,405,395	$1,163,617,630	$1,022,247,147	$2,938	$116		$231,778,932	$1,128,335
See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Boeing Co. (a)	254,656	$ 48,509,421
General Dynamics Corp.	102,923	25,536,226
Howmet Aerospace, Inc.	168,920	6,657,137
Huntington Ingalls Industries, Inc.	18,581	4,286,265
L3Harris Technologies, Inc.	87,596	18,238,363
Lockheed Martin Corp.	106,990	52,049,565
Northrop Grumman Corp.	66,528	36,298,342
Raytheon Technologies Corp.	674,812	68,102,027
Textron, Inc.	95,781	6,781,295
TransDigm Group, Inc.	23,761	14,961,114
		281,419,755
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	53,974	4,941,860
Expeditors International of Washington, Inc.	73,009	7,587,095
FedEx Corp.	109,091	18,894,561
United Parcel Service, Inc. Class B	334,217	58,100,283
		89,523,799
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	57,302	2,460,548
American Airlines Group, Inc. (a) (b)	291,110	3,702,919
Delta Air Lines, Inc. (a)	290,411	9,542,906
Southwest Airlines Co.	271,260	9,133,324
United Airlines Holdings, Inc. (a)	149,270	5,627,479
		30,467,176
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	123,096	11,463,931
BorgWarner, Inc.	109,201	4,395,340
		15,859,271
AUTOMOBILES — 1.3%
Ford Motor Co.	1,804,795	20,989,766
General Motors Co.	651,770	21,925,543
Tesla, Inc. (a)	1,231,420	151,686,315
		194,601,624
BANKS — 3.8%
Bank of America Corp.	3,194,648	105,806,742
Citigroup, Inc.	885,442	40,048,542
Citizens Financial Group, Inc.	226,407	8,913,644
Comerica, Inc.	59,320	3,965,542
Fifth Third Bancorp	313,571	10,288,264
First Republic Bank	83,384	10,163,676
Huntington Bancshares, Inc.	656,053	9,250,347
JPMorgan Chase & Co.	1,345,703	180,458,772
KeyCorp.	422,536	7,360,577
M&T Bank Corp.	79,147	11,481,064
PNC Financial Services Group, Inc.	184,985	29,216,531
Regions Financial Corp.	431,185	9,296,349
Security Description	Shares	Value
Signature Bank	28,324	$ 3,263,491
SVB Financial Group (a)	27,031	6,220,914
Truist Financial Corp.	608,124	26,167,576
US Bancorp	616,722	26,895,246
Wells Fargo & Co.	1,748,158	72,181,444
Zions Bancorp NA	69,107	3,397,300
		564,376,021
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	83,371	5,475,807
Coca-Cola Co.	1,785,625	113,583,606
Constellation Brands, Inc. Class A	73,352	16,999,326
Keurig Dr. Pepper, Inc.	388,187	13,842,749
Molson Coors Beverage Co. Class B	85,337	4,396,562
Monster Beverage Corp. (a)	175,538	17,822,373
PepsiCo, Inc.	630,212	113,854,100
		285,974,523
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	811,377	131,126,637
Amgen, Inc.	244,472	64,208,126
Biogen, Inc. (a)	66,102	18,304,966
Gilead Sciences, Inc.	571,797	49,088,772
Incyte Corp. (a)	85,168	6,840,694
Moderna, Inc. (a)	151,538	27,219,256
Regeneron Pharmaceuticals, Inc. (a)	48,991	35,346,517
Vertex Pharmaceuticals, Inc. (a)	116,994	33,785,527
		365,920,495
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	58,203	3,331,540
Allegion PLC	40,107	4,221,663
Carrier Global Corp.	383,599	15,823,459
Johnson Controls International PLC	314,815	20,148,160
Masco Corp.	103,075	4,810,510
Trane Technologies PLC	106,008	17,818,884
		66,154,216
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	48,756	15,181,156
Bank of New York Mellon Corp.	336,758	15,329,224
BlackRock, Inc.	68,930	48,845,866
Cboe Global Markets, Inc.	47,828	6,000,979
Charles Schwab Corp.	697,791	58,098,079
CME Group, Inc.	163,986	27,575,886
FactSet Research Systems, Inc.	17,643	7,078,548
Franklin Resources, Inc.	126,990	3,349,996
Goldman Sachs Group, Inc.	155,364	53,348,890
Intercontinental Exchange, Inc.	255,490	26,210,719
Invesco, Ltd.	207,967	3,741,326
MarketAxess Holdings, Inc.	17,256	4,812,526
Moody's Corp.	72,098	20,087,945
Morgan Stanley	604,759	51,416,610
MSCI, Inc.	36,746	17,093,137

See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	154,834	$ 9,499,066
Northern Trust Corp.	95,144	8,419,292
Raymond James Financial, Inc.	88,701	9,477,702
S&P Global, Inc.	152,806	51,180,842
State Street Corp. (c)	167,726	13,010,506
T Rowe Price Group, Inc.	102,589	11,188,356
		460,946,651
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	101,046	31,148,440
Albemarle Corp.	53,472	11,595,938
Celanese Corp.	45,604	4,662,553
CF Industries Holdings, Inc.	89,994	7,667,489
Corteva, Inc.	327,763	19,265,909
Dow, Inc.	322,888	16,270,326
DuPont de Nemours, Inc.	228,956	15,713,250
Eastman Chemical Co.	55,070	4,484,901
Ecolab, Inc.	113,347	16,498,789
FMC Corp.	57,769	7,209,571
International Flavors & Fragrances, Inc.	115,968	12,158,085
Linde PLC	226,839	73,990,345
LyondellBasell Industries NV Class A	116,566	9,678,475
Mosaic Co.	157,734	6,919,791
PPG Industries, Inc.	106,824	13,432,050
Sherwin-Williams Co.	107,582	25,532,436
		276,228,348
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	39,272	17,736,020
Copart, Inc. (a)	195,518	11,905,091
Republic Services, Inc.	94,420	12,179,236
Rollins, Inc.	103,402	3,778,309
Waste Management, Inc.	171,810	26,953,553
		72,552,209
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	112,535	13,656,122
Cisco Systems, Inc.	1,883,757	89,742,184
F5, Inc. (a)	27,208	3,904,620
Juniper Networks, Inc.	147,244	4,705,918
Motorola Solutions, Inc.	77,060	19,859,133
		131,867,977
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	64,790	9,232,575
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	28,409	9,601,390
Vulcan Materials Co.	60,692	10,627,776
		20,229,166
CONSUMER FINANCE — 0.5%
American Express Co.	274,214	40,515,119
Capital One Financial Corp.	175,488	16,313,364
Discover Financial Services	124,851	12,214,173
Security Description	Shares	Value
Synchrony Financial	206,713	$ 6,792,589
		75,835,245
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	688,426	8,199,154
Avery Dennison Corp.	37,146	6,723,426
Ball Corp. (b)	144,003	7,364,313
International Paper Co.	163,152	5,649,954
Packaging Corp. of America	42,437	5,428,117
Sealed Air Corp.	67,171	3,350,489
Westrock Co.	116,484	4,095,577
		40,811,030
DISTRIBUTORS — 0.2%
Genuine Parts Co.	64,973	11,273,465
LKQ Corp.	116,491	6,221,785
Pool Corp.	17,919	5,417,451
		22,912,701
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	826,591	255,333,960
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	3,257,508	59,970,723
Lumen Technologies, Inc. (b)	419,529	2,189,941
Verizon Communications, Inc.	1,919,118	75,613,249
		137,773,913
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	113,204	6,249,993
American Electric Power Co., Inc.	233,871	22,206,051
Constellation Energy Corp.	148,514	12,803,392
Duke Energy Corp.	351,300	36,180,387
Edison International	174,309	11,089,539
Entergy Corp.	92,767	10,436,288
Evergy, Inc.	104,169	6,555,355
Eversource Energy	158,057	13,251,499
Exelon Corp.	452,445	19,559,197
FirstEnergy Corp.	248,140	10,406,992
NextEra Energy, Inc.	911,720	76,219,792
NRG Energy, Inc.	105,653	3,361,878
PG&E Corp. (a)	735,110	11,952,889
Pinnacle West Capital Corp.	51,461	3,913,094
PPL Corp.	339,505	9,920,336
Southern Co.	499,457	35,666,224
Xcel Energy, Inc.	249,826	17,515,301
		307,288,207
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	104,960	14,665,011
Eaton Corp. PLC	181,947	28,556,581
Emerson Electric Co.	270,015	25,937,641
Generac Holdings, Inc. (a)	29,192	2,938,467
Rockwell Automation, Inc.	52,524	13,528,607
		85,626,307

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	271,301	$ 20,656,858
CDW Corp.	61,815	11,038,923
Corning, Inc.	347,049	11,084,745
Keysight Technologies, Inc. (a)	82,412	14,098,221
TE Connectivity, Ltd.	146,495	16,817,626
Teledyne Technologies, Inc. (a)	21,369	8,545,677
Trimble, Inc. (a)	113,608	5,744,020
Zebra Technologies Corp. Class A (a)	23,842	6,113,327
		94,099,397
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	459,436	13,567,145
Halliburton Co.	414,590	16,314,116
Schlumberger, Ltd.	646,323	34,552,428
		64,433,689
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	325,549	24,920,776
Electronic Arts, Inc.	120,590	14,733,686
Live Nation Entertainment, Inc. (a)	64,875	4,524,383
Netflix, Inc. (a)	203,225	59,926,988
Take-Two Interactive Software, Inc. (a)	71,872	7,484,031
Walt Disney Co. (a)	833,174	72,386,157
Warner Bros Discovery, Inc. (a)	1,009,564	9,570,667
		193,546,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	67,547	9,839,571
American Tower Corp. REIT	212,382	44,995,251
AvalonBay Communities, Inc. REIT	63,838	10,311,114
Boston Properties, Inc. REIT	64,696	4,372,156
Camden Property Trust REIT	48,322	5,406,265
Crown Castle, Inc. REIT	197,875	26,839,765
Digital Realty Trust, Inc. REIT	131,146	13,150,009
Equinix, Inc. REIT	42,457	27,810,609
Equity Residential REIT	155,335	9,164,765
Essex Property Trust, Inc. REIT	29,705	6,295,084
Extra Space Storage, Inc. REIT	61,063	8,987,252
Federal Realty Investment Trust REIT	33,235	3,358,064
Healthpeak Properties, Inc. REIT	244,322	6,125,153
Host Hotels & Resorts, Inc. REIT	324,095	5,201,725
Invitation Homes, Inc. REIT	264,802	7,848,731
Iron Mountain, Inc. REIT	131,179	6,539,273
Kimco Realty Corp. REIT	278,973	5,908,648
Mid-America Apartment Communities, Inc. REIT	52,299	8,210,420
Prologis, Inc. REIT	421,084	47,468,799
Public Storage REIT	72,203	20,230,559
Security Description	Shares	Value
Realty Income Corp. REIT	281,796	$ 17,874,320
Regency Centers Corp. REIT	69,961	4,372,563
SBA Communications Corp. REIT	49,595	13,901,974
Simon Property Group, Inc. REIT	149,417	17,553,509
UDR, Inc. REIT	139,338	5,396,561
Ventas, Inc. REIT	181,516	8,177,296
VICI Properties, Inc. REIT	439,082	14,226,257
Vornado Realty Trust REIT	73,042	1,520,004
Welltower, Inc. REIT	211,388	13,856,483
Weyerhaeuser Co. REIT	337,592	10,465,352
		385,407,532
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	202,431	92,409,751
Kroger Co.	298,974	13,328,261
Sysco Corp.	231,908	17,729,367
Walgreens Boots Alliance, Inc.	326,199	12,186,795
Walmart, Inc.	647,514	91,811,010
		227,465,184
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	251,958	23,394,300
Campbell Soup Co.	91,728	5,205,564
Conagra Brands, Inc.	217,062	8,400,300
General Mills, Inc.	272,052	22,811,560
Hershey Co.	66,940	15,501,296
Hormel Foods Corp.	132,035	6,014,194
JM Smucker Co.	48,863	7,742,831
Kellogg Co.	116,365	8,289,843
Kraft Heinz Co.	364,169	14,825,320
Lamb Weston Holdings, Inc.	66,028	5,900,262
McCormick & Co., Inc.	114,328	9,476,648
Mondelez International, Inc. Class A	626,585	41,761,890
Tyson Foods, Inc. Class A	132,744	8,263,314
		177,587,322
GAS UTILITIES — 0.1%
Atmos Energy Corp.	63,451	7,110,954
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	799,888	87,819,703
Align Technology, Inc. (a)	33,128	6,986,695
Baxter International, Inc.	229,746	11,710,154
Becton Dickinson & Co.	130,331	33,143,173
Boston Scientific Corp. (a)	653,153	30,221,389
Cooper Cos., Inc.	22,425	7,415,275
DENTSPLY SIRONA, Inc.	98,892	3,148,721
DexCom, Inc. (a)	177,179	20,063,750
Edwards Lifesciences Corp. (a)	282,950	21,110,899
Hologic, Inc. (a)	113,376	8,481,659
IDEXX Laboratories, Inc. (a)	38,059	15,526,550
Intuitive Surgical, Inc. (a)	162,156	43,028,095
Medtronic PLC	607,368	47,204,641
ResMed, Inc.	66,720	13,886,434
STERIS PLC	45,337	8,373,290

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	153,794	$ 37,601,095
Teleflex, Inc.	21,458	5,356,561
Zimmer Biomet Holdings, Inc.	95,880	12,224,700
		413,302,784
HEALTH CARE PROVIDERS & SERVICES — 3.7%
AmerisourceBergen Corp.	74,025	12,266,683
Cardinal Health, Inc.	120,250	9,243,617
Centene Corp. (a)	259,766	21,303,410
Cigna Corp.	139,344	46,170,241
CVS Health Corp.	599,021	55,822,767
DaVita, Inc. (a)	25,201	1,881,759
Elevance Health, Inc.	109,569	56,205,610
HCA Healthcare, Inc.	97,336	23,356,747
Henry Schein, Inc. (a)	63,069	5,037,321
Humana, Inc.	57,886	29,648,630
Laboratory Corp. of America Holdings	40,675	9,578,149
McKesson Corp.	65,085	24,414,685
Molina Healthcare, Inc. (a)	26,372	8,708,562
Quest Diagnostics, Inc.	52,287	8,179,778
UnitedHealth Group, Inc.	428,665	227,269,610
Universal Health Services, Inc. Class B	29,433	4,146,815
		543,234,384
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	17,856	35,984,840
Caesars Entertainment, Inc. (a)	97,149	4,041,398
Carnival Corp. (a) (b)	444,758	3,584,750
Chipotle Mexican Grill, Inc. (a)	12,715	17,641,935
Darden Restaurants, Inc.	56,212	7,775,806
Domino's Pizza, Inc.	16,224	5,619,994
Expedia Group, Inc. (a)	69,102	6,053,335
Hilton Worldwide Holdings, Inc.	124,037	15,673,315
Las Vegas Sands Corp. (a)	150,182	7,219,249
Marriott International, Inc. Class A	123,497	18,387,468
McDonald's Corp.	336,246	88,610,908
MGM Resorts International	146,176	4,901,281
Norwegian Cruise Line Holdings, Ltd. (a)	190,911	2,336,751
Royal Caribbean Cruises, Ltd. (a) (b)	101,942	5,038,993
Starbucks Corp.	523,596	51,940,723
Wynn Resorts, Ltd. (a)	47,272	3,898,522
Yum! Brands, Inc.	129,224	16,551,010
		295,260,278
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	143,572	12,798,008
Garmin, Ltd.	69,686	6,431,321
Lennar Corp. Class A	116,926	10,581,803
Mohawk Industries, Inc. (a)	23,855	2,438,458
Newell Brands, Inc.	171,332	2,241,023
NVR, Inc. (a)	1,371	6,323,847
PulteGroup, Inc.	104,505	4,758,113
Security Description	Shares	Value
Whirlpool Corp.	25,044	$ 3,542,724
		49,115,297
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	110,320	8,892,895
Clorox Co.	56,391	7,913,349
Colgate-Palmolive Co.	381,331	30,045,069
Kimberly-Clark Corp.	154,128	20,922,876
Procter & Gamble Co.	1,087,219	164,778,912
		232,553,101
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	302,027	8,686,297
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	253,134	30,355,829
General Electric Co.	500,273	41,917,875
Honeywell International, Inc.	307,924	65,988,113
		138,261,817
INSURANCE — 2.4%
Aflac, Inc.	259,655	18,679,581
Allstate Corp.	121,743	16,508,351
American International Group, Inc.	340,903	21,558,706
Aon PLC Class A	94,865	28,472,781
Arch Capital Group, Ltd. (a)	167,828	10,536,242
Arthur J Gallagher & Co.	95,801	18,062,320
Assurant, Inc.	24,847	3,107,366
Brown & Brown, Inc.	105,484	6,009,423
Chubb, Ltd.	190,798	42,090,039
Cincinnati Financial Corp.	72,610	7,434,538
Everest Re Group, Ltd.	17,970	5,952,922
Globe Life, Inc.	41,528	5,006,200
Hartford Financial Services Group, Inc.	145,913	11,064,583
Lincoln National Corp.	73,501	2,257,951
Loews Corp.	89,684	5,231,268
Marsh & McLennan Cos., Inc.	227,576	37,659,276
MetLife, Inc.	302,370	21,882,517
Principal Financial Group, Inc.	104,385	8,759,989
Progressive Corp.	266,849	34,612,984
Prudential Financial, Inc.	168,846	16,793,423
Travelers Cos., Inc.	107,534	20,161,550
W R Berkley Corp.	93,795	6,806,703
Willis Towers Watson PLC	49,678	12,150,245
		360,798,958
INTERACTIVE MEDIA & SERVICES — 4.0%
Alphabet, Inc. Class A (a)	2,739,981	241,748,524
Alphabet, Inc. Class C (a)	2,429,097	215,533,777
Match Group, Inc. (a)	128,937	5,349,596
Meta Platforms, Inc. Class A (a)	1,031,666	124,150,686
		586,782,583
INTERNET & DIRECT MARKETING RETAIL — 2.4%
Amazon.com, Inc. (a)	4,071,916	342,040,944
eBay, Inc.	249,006	10,326,279

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	57,818	$ 6,925,440
		359,292,663
IT SERVICES — 4.5%
Accenture PLC Class A	288,913	77,093,545
Akamai Technologies, Inc. (a)	72,121	6,079,800
Automatic Data Processing, Inc.	189,692	45,309,831
Broadridge Financial Solutions, Inc.	53,602	7,189,636
Cognizant Technology Solutions Corp. Class A	237,189	13,564,839
DXC Technology Co. (a)	105,042	2,783,613
EPAM Systems, Inc. (a)	26,228	8,595,965
Fidelity National Information Services, Inc.	272,187	18,467,888
Fiserv, Inc. (a)	291,311	29,442,803
FleetCor Technologies, Inc. (a)	33,827	6,213,344
Gartner, Inc. (a)	36,302	12,202,554
Global Payments, Inc.	124,069	12,322,533
International Business Machines Corp.	412,696	58,144,740
Jack Henry & Associates, Inc.	33,270	5,840,881
Mastercard, Inc. Class A	389,444	135,421,362
Paychex, Inc.	146,372	16,914,748
PayPal Holdings, Inc. (a)	523,023	37,249,698
VeriSign, Inc. (a)	42,296	8,689,290
Visa, Inc. Class A (b)	750,067	155,833,920
		657,360,990
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	58,846	3,590,194
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	135,878	20,334,143
Bio-Rad Laboratories, Inc. Class A (a)	9,696	4,077,071
Bio-Techne Corp.	72,974	6,048,085
Charles River Laboratories International, Inc. (a)	22,933	4,997,101
Danaher Corp.	299,364	79,457,193
Illumina, Inc. (a)	71,711	14,499,964
IQVIA Holdings, Inc. (a)	85,280	17,473,019
Mettler-Toledo International, Inc. (a)	10,250	14,815,862
PerkinElmer, Inc.	57,636	8,081,720
Thermo Fisher Scientific, Inc.	179,904	99,071,334
Waters Corp. (a)	27,323	9,360,313
West Pharmaceutical Services, Inc.	33,885	7,974,835
		286,190,640
MACHINERY — 1.9%
Caterpillar, Inc.	238,735	57,191,356
Cummins, Inc.	64,487	15,624,555
Deere & Co.	126,004	54,025,475
Dover Corp.	64,448	8,726,904
Fortive Corp.	162,656	10,450,648
IDEX Corp.	34,541	7,886,746
Security Description	Shares	Value
Illinois Tool Works, Inc.	128,296	$ 28,263,609
Ingersoll Rand, Inc.	184,477	9,638,923
Nordson Corp.	24,832	5,903,063
Otis Worldwide Corp.	191,100	14,965,041
PACCAR, Inc.	158,970	15,733,261
Parker-Hannifin Corp.	58,595	17,051,145
Pentair PLC	74,311	3,342,509
Snap-on, Inc.	24,421	5,579,954
Stanley Black & Decker, Inc.	68,498	5,145,570
Westinghouse Air Brake Technologies Corp.	83,460	8,330,143
Xylem, Inc.	82,154	9,083,768
		276,942,670
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	49,351	16,734,924
Comcast Corp. Class A	1,979,124	69,209,966
DISH Network Corp. Class A (a) (b)	114,262	1,604,239
Fox Corp. Class A	138,793	4,215,143
Fox Corp. Class B	66,376	1,888,397
Interpublic Group of Cos., Inc.	178,136	5,933,710
News Corp. Class A	179,585	3,268,447
News Corp. Class B (b)	55,237	1,018,570
Omnicom Group, Inc.	94,557	7,713,015
Paramount Global Class B (b)	230,671	3,893,727
		115,480,138
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	653,640	24,838,320
Newmont Corp.	361,146	17,046,091
Nucor Corp.	117,733	15,518,387
Steel Dynamics, Inc.	76,332	7,457,636
		64,860,434
MULTI-UTILITIES — 0.9%
Ameren Corp.	118,042	10,496,295
CenterPoint Energy, Inc.	285,983	8,576,630
CMS Energy Corp.	131,283	8,314,152
Consolidated Edison, Inc.	162,000	15,440,220
Dominion Energy, Inc.	380,406	23,326,496
DTE Energy Co.	88,487	10,399,877
NiSource, Inc.	185,191	5,077,937
Public Service Enterprise Group, Inc.	229,593	14,067,163
Sempra Energy	143,406	22,161,963
WEC Energy Group, Inc.	143,265	13,432,527
		131,293,260
MULTILINE RETAIL — 0.5%
Dollar General Corp.	103,472	25,479,980
Dollar Tree, Inc. (a)	96,609	13,664,377
Target Corp.	211,140	31,468,306
		70,612,663
OIL, GAS & CONSUMABLE FUELS — 4.8%
APA Corp.	147,489	6,884,787

See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	816,125	$ 146,486,276
ConocoPhillips	571,635	67,452,930
Coterra Energy, Inc.	361,739	8,887,927
Devon Energy Corp.	299,419	18,417,263
Diamondback Energy, Inc.	81,110	11,094,226
EOG Resources, Inc.	267,635	34,664,085
EQT Corp.	169,074	5,719,773
Exxon Mobil Corp.	1,889,432	208,404,350
Hess Corp.	127,030	18,015,395
Kinder Morgan, Inc.	904,345	16,350,558
Marathon Oil Corp.	291,318	7,885,978
Marathon Petroleum Corp.	215,061	25,030,950
Occidental Petroleum Corp.	333,573	21,011,763
ONEOK, Inc.	204,244	13,418,831
Phillips 66	216,812	22,565,793
Pioneer Natural Resources Co.	109,270	24,956,175
Targa Resources Corp.	103,196	7,584,906
Valero Energy Corp.	176,875	22,438,362
Williams Cos., Inc.	555,897	18,289,011
		705,559,339
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	105,900	26,274,849
PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	975,809	70,209,458
Catalent, Inc. (a)	81,388	3,663,274
Eli Lilly & Co.	361,841	132,375,911
Johnson & Johnson	1,199,509	211,893,265
Merck & Co., Inc.	1,163,166	129,053,268
Organon & Co.	116,139	3,243,762
Pfizer, Inc.	2,575,327	131,959,756
Viatris, Inc.	548,702	6,107,053
Zoetis, Inc.	213,844	31,338,838
		719,844,585
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	181,120	13,996,954
Equifax, Inc.	55,879	10,860,642
Jacobs Solutions, Inc.	58,954	7,078,607
Leidos Holdings, Inc.	62,585	6,583,316
Robert Half International, Inc.	50,296	3,713,354
Verisk Analytics, Inc.	72,031	12,707,709
		54,940,582
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	144,980	11,157,661
ROAD & RAIL — 0.9%
CSX Corp.	964,520	29,880,830
JB Hunt Transport Services, Inc.	38,404	6,696,121
Norfolk Southern Corp.	106,252	26,182,618
Old Dominion Freight Line, Inc.	41,537	11,787,370
Union Pacific Corp.	282,031	58,400,159
		132,947,098
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	739,096	$ 47,871,248
Analog Devices, Inc.	235,983	38,708,292
Applied Materials, Inc.	394,670	38,432,965
Broadcom, Inc.	185,782	103,876,290
Enphase Energy, Inc. (a)	61,763	16,364,724
First Solar, Inc. (a)	45,499	6,815,295
Intel Corp.	1,893,428	50,043,302
KLA Corp.	64,875	24,459,821
Lam Research Corp.	62,747	26,372,564
Microchip Technology, Inc.	252,028	17,704,967
Micron Technology, Inc.	498,762	24,928,125
Monolithic Power Systems, Inc. (b)	20,290	7,174,747
NVIDIA Corp.	1,142,317	166,938,206
NXP Semiconductors NV	118,913	18,791,821
ON Semiconductor Corp. (a)	197,810	12,337,410
Qorvo, Inc. (a)	47,093	4,268,510
QUALCOMM, Inc.	513,050	56,404,717
Skyworks Solutions, Inc.	74,132	6,755,649
SolarEdge Technologies, Inc. (a)	25,324	7,173,529
Teradyne, Inc. (b)	71,500	6,245,525
Texas Instruments, Inc.	416,334	68,786,704
		750,454,411
SOFTWARE — 8.4%
Adobe, Inc. (a)	213,359	71,801,705
ANSYS, Inc. (a)	39,515	9,546,429
Autodesk, Inc. (a)	99,411	18,576,934
Cadence Design Systems, Inc. (a)	125,438	20,150,360
Ceridian HCM Holding, Inc. (a)	69,914	4,484,983
Fortinet, Inc. (a)	299,162	14,626,030
Gen Digital, Inc.	265,988	5,700,123
Intuit, Inc.	128,996	50,207,823
Microsoft Corp.	3,419,899	820,160,178
Oracle Corp.	705,080	57,633,239
Paycom Software, Inc. (a)	22,131	6,867,471
PTC, Inc. (a)	48,309	5,799,012
Roper Technologies, Inc.	48,405	20,915,316
Salesforce, Inc. (a)	458,759	60,826,856
ServiceNow, Inc. (a)	92,106	35,761,997
Synopsys, Inc. (a)	69,865	22,307,196
Tyler Technologies, Inc. (a)	18,828	6,070,335
		1,231,435,987
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	28,058	4,125,368
AutoZone, Inc. (a)	8,703	21,463,164
Bath & Body Works, Inc.	104,770	4,415,008
Best Buy Co., Inc.	92,266	7,400,656
CarMax, Inc. (a) (b)	73,272	4,461,532
Home Depot, Inc.	469,796	148,389,765
Lowe's Cos., Inc.	284,762	56,735,981

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	28,717	$ 24,238,009
Ross Stores, Inc.	159,177	18,475,674
TJX Cos., Inc.	532,688	42,401,965
Tractor Supply Co.	50,738	11,414,528
Ulta Beauty, Inc. (a)	23,504	11,025,021
		354,546,671
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	6,860,438	891,376,710
Hewlett Packard Enterprise Co.	593,193	9,467,360
HP, Inc.	406,083	10,911,450
NetApp, Inc.	100,915	6,060,955
Seagate Technology Holdings PLC	88,093	4,634,573
Western Digital Corp. (a)	142,126	4,484,075
		926,935,123
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	576,690	67,478,497
Ralph Lauren Corp. (b)	18,878	1,994,838
Tapestry, Inc.	110,559	4,210,087
VF Corp.	150,885	4,165,935
		77,849,357
TOBACCO — 0.7%
Altria Group, Inc.	822,233	37,584,270
Philip Morris International, Inc.	708,418	71,698,986
		109,283,256
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	261,644	12,380,994
United Rentals, Inc. (a)	31,758	11,287,428
W.W. Grainger, Inc.	20,616	11,467,650
		35,136,072
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	82,966	12,645,678
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	273,984	$ 38,357,760
TOTAL COMMON STOCKS (Cost $15,343,331,277)		14,721,573,515
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	12,203,522	12,205,962
State Street Navigator Securities Lending Portfolio II (c) (g)	43,954,089	43,954,089
TOTAL SHORT-TERM INVESTMENTS (Cost $56,160,008)		56,160,051
TOTAL INVESTMENTS — 100.2% (Cost $15,399,491,285)		14,777,733,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,607,225)
NET ASSETS — 100.0%		$14,748,126,341
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	78	03/17/2023	$15,653,168	$15,057,900	$(595,268)

During the period ended December 31, 2022, average notional value related to futures contracts was $34,206,279.
See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,721,573,515	$—	$—	$14,721,573,515
Short-Term Investments	56,160,051	—	—	56,160,051
TOTAL INVESTMENTS	$14,777,733,566	$—	$—	$14,777,733,566
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(595,268)	—	—	(595,268)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (595,268)	$—	$—	$ (595,268)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	145,022	$ 8,940,606	$ 2,711,598	$ 1,124,933	$145,095	$2,338,140	167,726	$13,010,506	$180,658
State Street Institutional Liquid Reserves Fund, Premier Class	17,034,408	17,032,705	208,708,127	213,545,728	10,559	299	12,203,522	12,205,962	405,333
State Street Navigator Securities Lending Portfolio II	24,284,921	24,284,921	390,818,769	371,149,601	—	—	43,954,089	43,954,089	64,862
Total		$50,258,232	$602,238,494	$585,820,262	$155,654	$2,338,439		$69,170,557	$650,853
See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
General Dynamics Corp.	96,314	$ 23,896,467
L3Harris Technologies, Inc.	77,001	16,032,378
Lockheed Martin Corp.	133,825	65,104,524
Northrop Grumman Corp.	84,168	45,922,902
TransDigm Group, Inc.	19,658	12,377,660
		163,333,931
AIR FREIGHT & LOGISTICS — 0.1%
C.H. Robinson Worldwide, Inc.	51,530	4,718,087
Expeditors International of Washington, Inc.	128,853	13,390,404
		18,108,491
AUTOMOBILES — 2.0%
Tesla, Inc. (a)	2,169,905	267,288,898
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	81,395	5,346,024
Coca-Cola Co.	2,044,973	130,080,733
Constellation Brands, Inc. Class A	73,622	17,061,898
Keurig Dr. Pepper, Inc.	343,894	12,263,260
Monster Beverage Corp. (a)	307,735	31,244,335
PepsiCo, Inc.	1,113,796	201,218,385
		397,214,635
BIOTECHNOLOGY — 4.6%
AbbVie, Inc.	1,429,633	231,042,989
Amgen, Inc.	431,281	113,271,642
Biogen, Inc. (a)	54,730	15,155,832
Gilead Sciences, Inc.	1,013,777	87,032,755
Incyte Corp. (a)	149,470	12,005,430
Moderna, Inc. (a)	266,990	47,956,744
Regeneron Pharmaceuticals, Inc. (a)	86,551	62,445,681
Vertex Pharmaceuticals, Inc. (a)	207,426	59,900,480
		628,811,553
BUILDING PRODUCTS — 0.0% (b)
Masco Corp.	129,578	6,047,405
CAPITAL MARKETS — 1.2%
Ameriprise Financial, Inc.	86,117	26,814,250
Cboe Global Markets, Inc.	57,572	7,223,559
Charles Schwab Corp.	727,226	60,548,837
FactSet Research Systems, Inc.	18,479	7,413,960
MarketAxess Holdings, Inc.	14,965	4,173,589
Moody's Corp.	59,941	16,700,761
MSCI, Inc.	36,928	17,177,798
Nasdaq, Inc.	175,620	10,774,287
Raymond James Financial, Inc.	156,710	16,744,463
		167,571,504
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	179,282	55,265,469
Albemarle Corp.	94,592	20,513,221
CF Industries Holdings, Inc.	158,822	13,531,634
Security Description	Shares	Value
Corteva, Inc.	399,075	$ 23,457,628
FMC Corp.	101,987	12,727,978
Linde PLC	243,803	79,523,663
Mosaic Co.	275,696	12,094,784
		217,114,377
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	41,221	18,616,228
Copart, Inc. (a)	346,945	21,125,481
Republic Services, Inc.	91,446	11,795,620
Rollins, Inc.	187,393	6,847,340
Waste Management, Inc.	175,333	27,506,241
		85,890,910
COMMUNICATIONS EQUIPMENT — 0.3%
Arista Networks, Inc. (a)	200,353	24,312,837
Motorola Solutions, Inc.	74,476	19,193,210
		43,506,047
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	115,721	16,490,242
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	63,492	11,118,084
CONSUMER FINANCE — 0.4%
American Express Co.	236,591	34,956,320
Discover Financial Services	128,313	12,552,861
		47,509,181
DISTRIBUTORS — 0.2%
Genuine Parts Co.	82,095	14,244,303
Pool Corp.	19,957	6,033,600
		20,277,903
ELECTRIC UTILITIES — 0.2%
NRG Energy, Inc.	87,612	2,787,814
PG&E Corp. (a)	1,303,319	21,191,967
		23,979,781
ELECTRICAL EQUIPMENT — 0.1%
AMETEK, Inc.	92,941	12,985,717
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	480,749	36,604,229
CDW Corp.	69,012	12,324,163
Keysight Technologies, Inc. (a)	78,147	13,368,607
		62,296,999
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger, Ltd.	607,122	32,456,742
ENTERTAINMENT — 0.3%
Activision Blizzard, Inc.	340,172	26,040,166
Electronic Arts, Inc.	144,371	17,639,249
		43,679,415
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp. REIT	199,382	42,241,071
Extra Space Storage, Inc. REIT	54,201	7,977,303
Iron Mountain, Inc. REIT	148,244	7,389,963

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	79,322	$ 22,225,231
SBA Communications Corp. REIT	48,929	13,715,288
VICI Properties, Inc. REIT	444,359	14,397,232
Weyerhaeuser Co. REIT	339,637	10,528,747
		118,474,835
FOOD & STAPLES RETAILING — 0.8%
Costco Wholesale Corp.	236,081	107,770,976
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	217,893	20,231,365
Campbell Soup Co.	95,914	5,443,120
General Mills, Inc.	325,953	27,331,159
Hershey Co.	118,951	27,545,483
Hormel Foods Corp.	168,736	7,685,925
Kellogg Co.	113,933	8,116,587
Lamb Weston Holdings, Inc.	116,406	10,402,040
McCormick & Co., Inc.	103,387	8,569,748
Mondelez International, Inc. Class A	595,876	39,715,135
		155,040,562
GAS UTILITIES — 0.1%
Atmos Energy Corp.	69,049	7,738,321
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	732,792	80,453,234
Boston Scientific Corp. (a)	614,495	28,432,684
DexCom, Inc. (a)	312,054	35,336,995
Hologic, Inc. (a)	202,105	15,119,475
IDEXX Laboratories, Inc. (a)	32,825	13,391,287
Intuitive Surgical, Inc. (a)	140,120	37,180,842
ResMed, Inc.	64,079	13,336,762
		223,251,279
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Cigna Corp.	121,079	40,118,316
Elevance Health, Inc.	193,028	99,017,573
HCA Healthcare, Inc.	92,696	22,243,332
Humana, Inc.	65,476	33,536,153
McKesson Corp.	52,830	19,817,590
Molina Healthcare, Inc. (a)	47,302	15,620,066
Quest Diagnostics, Inc.	60,832	9,516,558
UnitedHealth Group, Inc.	755,440	400,519,179
		640,388,767
HOTELS, RESTAURANTS & LEISURE — 1.7%
Chipotle Mexican Grill, Inc. (a)	22,383	31,056,189
Domino's Pizza, Inc.	13,105	4,539,572
Hilton Worldwide Holdings, Inc.	105,160	13,288,018
Marriott International, Inc. Class A	111,133	16,546,592
McDonald's Corp.	367,095	96,740,545
Starbucks Corp.	473,111	46,932,611
Yum! Brands, Inc.	145,953	18,693,660
		227,797,187
Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc.	126,709	$ 11,294,840
HOUSEHOLD PRODUCTS — 1.6%
Clorox Co.	44,884	6,298,572
Colgate-Palmolive Co.	371,110	29,239,757
Kimberly-Clark Corp.	131,125	17,800,219
Procter & Gamble Co.	1,053,588	159,681,797
		213,020,345
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	319,080	9,176,741
INSURANCE — 2.1%
Aon PLC Class A	110,330	33,114,446
Arch Capital Group, Ltd. (a)	299,392	18,795,830
Arthur J Gallagher & Co.	109,167	20,582,346
Brown & Brown, Inc.	112,271	6,396,079
Chubb, Ltd.	191,128	42,162,837
Everest Re Group, Ltd.	18,319	6,068,535
Globe Life, Inc.	51,330	6,187,831
Marsh & McLennan Cos., Inc.	256,502	42,445,951
Principal Financial Group, Inc.	112,333	9,426,985
Progressive Corp.	472,797	61,326,499
Travelers Cos., Inc.	102,387	19,196,539
W R Berkley Corp.	165,463	12,007,650
		277,711,528
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	4,828,899	426,053,759
Alphabet, Inc. Class C (a)	4,280,634	379,820,655
		805,874,414
INTERNET & DIRECT MARKETING RETAIL — 2.1%
Amazon.com, Inc. (a)	3,300,544	277,245,696
Etsy, Inc. (a)	59,026	7,070,134
		284,315,830
IT SERVICES — 5.7%
Accenture PLC Class A	249,499	66,576,313
Automatic Data Processing, Inc.	335,342	80,099,790
Broadridge Financial Solutions, Inc.	45,738	6,134,838
EPAM Systems, Inc. (a)	31,713	10,393,619
Fiserv, Inc. (a)	353,925	35,771,200
FleetCor Technologies, Inc. (a)	31,638	5,811,268
Gartner, Inc. (a)	63,986	21,508,254
Jack Henry & Associates, Inc.	59,003	10,358,567
Mastercard, Inc. Class A	686,254	238,631,103
Paychex, Inc.	148,007	17,103,689
VeriSign, Inc. (a)	36,574	7,513,762
Visa, Inc. Class A	1,321,789	274,614,883
		774,517,286
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Agilent Technologies, Inc.	143,811	21,521,316
Bio-Techne Corp.	61,005	5,056,095
Danaher Corp.	529,627	140,573,598

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	72,224	$ 14,797,975
Mettler-Toledo International, Inc. (a)	11,683	16,887,192
Thermo Fisher Scientific, Inc.	316,985	174,560,470
Waters Corp. (a)	48,096	16,476,728
		389,873,374
MACHINERY — 1.5%
Caterpillar, Inc.	252,331	60,448,414
Cummins, Inc.	58,203	14,102,005
Deere & Co.	222,046	95,204,443
IDEX Corp.	34,797	7,945,199
Illinois Tool Works, Inc.	115,161	25,369,968
Snap-on, Inc.	24,565	5,612,857
		208,682,886
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,154,935	43,887,530
Nucor Corp.	207,679	27,374,169
Steel Dynamics, Inc.	134,300	13,121,110
		84,382,809
MULTI-UTILITIES — 0.3%
Sempra Energy	152,717	23,600,885
WEC Energy Group, Inc.	132,825	12,453,672
		36,054,557
MULTILINE RETAIL — 0.5%
Dollar General Corp.	182,282	44,886,942
Dollar Tree, Inc. (a)	170,436	24,106,468
		68,993,410
OIL, GAS & CONSUMABLE FUELS — 8.2%
APA Corp.	260,238	12,147,910
Chevron Corp.	1,438,144	258,132,467
ConocoPhillips	1,007,197	118,849,246
Coterra Energy, Inc.	638,194	15,680,427
Devon Energy Corp.	528,105	32,483,739
Diamondback Energy, Inc.	142,468	19,486,773
EOG Resources, Inc.	474,737	61,487,936
EQT Corp.	297,188	10,053,870
Exxon Mobil Corp.	3,329,466	367,240,100
Hess Corp.	224,571	31,848,659
Marathon Oil Corp.	514,115	13,917,093
Marathon Petroleum Corp.	182,082	21,192,524
Occidental Petroleum Corp.	587,478	37,005,239
ONEOK, Inc.	361,784	23,769,209
Pioneer Natural Resources Co.	191,945	43,838,318
Targa Resources Corp.	183,237	13,467,919
Williams Cos., Inc.	983,924	32,371,100
		1,112,972,529
PHARMACEUTICALS — 7.7%
Bristol-Myers Squibb Co.	1,718,613	123,654,205
Eli Lilly & Co.	637,496	233,221,537
Johnson & Johnson	1,310,444	231,489,933
Merck & Co., Inc.	2,049,639	227,407,447
Security Description	Shares	Value
Pfizer, Inc.	4,537,860	$ 232,519,946
		1,048,293,068
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	329,284	25,447,067
Equifax, Inc.	48,513	9,428,987
Leidos Holdings, Inc.	71,856	7,558,533
Verisk Analytics, Inc.	58,224	10,271,878
		52,706,465
ROAD & RAIL — 0.8%
CSX Corp.	816,969	25,309,700
JB Hunt Transport Services, Inc.	67,064	11,693,279
Old Dominion Freight Line, Inc.	73,389	20,826,330
Union Pacific Corp.	248,394	51,434,946
		109,264,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Micro Devices, Inc. (a)	703,563	45,569,776
Analog Devices, Inc.	195,301	32,035,223
Applied Materials, Inc.	695,325	67,710,749
Broadcom, Inc.	196,422	109,825,433
Enphase Energy, Inc. (a)	110,032	29,154,079
First Solar, Inc. (a)	80,295	12,027,388
KLA Corp.	114,523	43,178,607
Lam Research Corp.	110,274	46,348,162
Microchip Technology, Inc.	218,193	15,328,058
Monolithic Power Systems, Inc.	36,112	12,769,564
NVIDIA Corp.	2,013,056	294,188,004
NXP Semiconductors NV	123,714	19,550,523
ON Semiconductor Corp. (a)	350,085	21,834,801
QUALCOMM, Inc.	906,145	99,621,581
SolarEdge Technologies, Inc. (a)	45,164	12,793,606
Teradyne, Inc.	61,848	5,402,423
Texas Instruments, Inc.	462,144	76,355,432
		943,693,409
SOFTWARE — 9.0%
Adobe, Inc. (a)	176,620	59,437,929
Autodesk, Inc. (a)	96,124	17,962,692
Cadence Design Systems, Inc. (a)	221,647	35,605,374
Fortinet, Inc. (a)	524,897	25,662,214
Gen Digital, Inc.	248,731	5,330,305
Intuit, Inc.	120,692	46,975,740
Microsoft Corp.	3,495,579	838,309,756
Oracle Corp.	732,768	59,896,456
Paycom Software, Inc. (a)	39,336	12,206,354
PTC, Inc. (a)	85,595	10,274,824
ServiceNow, Inc. (a)	163,260	63,388,960
Synopsys, Inc. (a)	123,492	39,429,761
Tyler Technologies, Inc. (a)	15,826	5,102,461
		1,219,582,826

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.8%
AutoZone, Inc. (a)	15,324	$ 37,791,742
Home Depot, Inc.	438,623	138,543,461
Lowe's Cos., Inc.	346,117	68,960,351
O'Reilly Automotive, Inc. (a)	50,601	42,708,762
TJX Cos., Inc.	600,449	47,795,741
Tractor Supply Co.	89,467	20,127,391
Ulta Beauty, Inc. (a)	41,485	19,459,369
		375,386,817
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.6%
Apple, Inc.	12,089,935	1,570,845,255
TOBACCO — 0.8%
Altria Group, Inc.	752,900	34,415,059
Philip Morris International, Inc.	676,571	68,475,751
		102,890,810
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	227,263	10,754,085
W.W. Grainger, Inc.	36,411	20,253,619
		31,007,704
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	328,112	45,935,680
TOTAL COMMON STOCKS (Cost $14,125,959,555)		13,522,620,580
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d) (Cost $6,952,700)	6,951,142	$ 6,952,532
TOTAL INVESTMENTS — 100.0% (Cost $14,132,912,255)		13,529,573,112
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		6,354,296
NET ASSETS — 100.0%		$13,535,927,408
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,522,620,580	$—	$—	$13,522,620,580
Short-Term Investment	6,952,532	—	—	6,952,532
TOTAL INVESTMENTS	$ 13,529,573,112	$—	$—	$ 13,529,573,112

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,873,678	$ 8,872,791	$102,472,566	$104,398,197	$5,458	$(86)	6,951,142	$6,952,532	$179,664
State Street Navigator Securities Lending Portfolio II	4,385,456	4,385,456	41,153,885	45,539,341	—	—	—	—	1,528
Total		$13,258,247	$143,626,451	$149,937,538	$5,458	$(86)		$6,952,532	$181,192
See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BANKS — 11.0%
Citigroup, Inc.	1,814,485	$ 82,069,157
Citizens Financial Group, Inc.	2,535,583	99,825,903
Comerica, Inc.	1,207,595	80,727,726
Huntington Bancshares, Inc. (a)	7,238,685	102,065,458
KeyCorp. (a)	5,213,482	90,818,856
PNC Financial Services Group, Inc.	581,384	91,823,789
Regions Financial Corp. (a)	4,554,088	98,186,137
Truist Financial Corp.	1,956,576	84,191,465
US Bancorp	1,973,942	86,083,611
		815,792,102
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	634,714	102,576,130
Gilead Sciences, Inc.	1,548,606	132,947,825
		235,523,955
CAPITAL MARKETS — 6.5%
Franklin Resources, Inc.	3,725,210	98,271,040
Invesco, Ltd. (a)	5,508,437	99,096,782
Morgan Stanley	1,143,308	97,204,046
State Street Corp.	1,382,595	107,247,894
T Rowe Price Group, Inc. (a)	776,738	84,711,046
		486,530,808
CHEMICALS — 2.5%
Dow, Inc.	1,849,602	93,201,445
LyondellBasell Industries NV Class A	1,085,065	90,092,947
		183,294,392
CONTAINERS & PACKAGING — 2.2%
Amcor PLC	7,464,053	88,896,871
International Paper Co. (a)	2,180,850	75,522,836
		164,419,707
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	5,111,105	94,095,443
Verizon Communications, Inc.	2,118,872	83,483,557
		177,579,000
ELECTRIC UTILITIES — 11.6%
Duke Energy Corp.	897,094	92,391,711
Edison International	1,536,705	97,765,172
Entergy Corp.	861,831	96,955,988
Evergy, Inc.	1,462,356	92,026,063
FirstEnergy Corp.	2,459,565	103,154,156
NRG Energy, Inc.	2,643,292	84,109,551
Pinnacle West Capital Corp.	1,341,702	102,023,020
PPL Corp.	3,448,473	100,764,381
Security Description	Shares	Value
Southern Co.	1,309,129	$ 93,484,902
		862,674,944
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 14.0%
Boston Properties, Inc. REIT	1,063,832	71,893,767
Digital Realty Trust, Inc. REIT	739,193	74,118,882
Federal Realty Investment Trust REIT	916,130	92,565,775
Healthpeak Properties, Inc. REIT	3,509,333	87,978,978
Iron Mountain, Inc. REIT (a)	1,989,573	99,180,214
Kimco Realty Corp. REIT	4,384,439	92,862,418
Realty Income Corp. REIT	1,320,029	83,729,440
Regency Centers Corp. REIT	1,497,045	93,565,313
Simon Property Group, Inc. REIT	908,990	106,788,145
Ventas, Inc. REIT	1,819,004	81,946,130
VICI Properties, Inc. REIT (a)	2,844,620	92,165,688
Vornado Realty Trust REIT (a)	3,179,094	66,156,946
		1,042,951,696
FOOD & STAPLES RETAILING — 1.2%
Walgreens Boots Alliance, Inc. (a)	2,432,471	90,877,116
FOOD PRODUCTS — 2.8%
Conagra Brands, Inc.	2,802,360	108,451,332
Kraft Heinz Co.	2,459,614	100,130,886
		208,582,218
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	1,652,128	126,999,079
HOTELS, RESTAURANTS & LEISURE — 1.4%
Darden Restaurants, Inc.	775,837	107,321,532
HOUSEHOLD DURABLES — 1.9%
Newell Brands, Inc. (a)	4,666,194	61,033,818
Whirlpool Corp. (a)	561,431	79,420,029
		140,453,847
HOUSEHOLD PRODUCTS — 1.3%
Kimberly-Clark Corp. (a)	711,916	96,642,597
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	702,208	84,208,783
INSURANCE — 3.8%
Lincoln National Corp.	1,898,170	58,311,782
Principal Financial Group, Inc. (a)	1,473,277	123,637,406

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc. (a)	986,763	$ 98,143,448
		280,092,636
IT SERVICES — 1.4%
International Business Machines Corp. (a)	734,953	103,547,528
MEDIA — 3.8%
Interpublic Group of Cos., Inc.	3,195,888	106,455,029
Omnicom Group, Inc. (a)	1,366,703	111,481,964
Paramount Global Class B	3,727,978	62,928,269
		280,865,262
METALS & MINING — 1.2%
Newmont Corp.	1,832,780	86,507,216
MULTI-UTILITIES — 3.6%
Consolidated Edison, Inc.	1,019,701	97,187,702
Dominion Energy, Inc.	1,217,713	74,670,161
Public Service Enterprise Group, Inc.	1,564,905	95,881,730
		267,739,593
OIL, GAS & CONSUMABLE FUELS — 10.3%
Chevron Corp.	653,017	117,210,021
Exxon Mobil Corp.	1,081,365	119,274,560
Kinder Morgan, Inc.	5,328,456	96,338,484
ONEOK, Inc. (a)	1,625,293	106,781,750
Phillips 66	1,113,959	115,940,853
Valero Energy Corp. (a)	906,046	114,940,996
Williams Cos., Inc.	2,907,980	95,672,542
		766,159,206
PHARMACEUTICALS — 2.6%
Organon & Co. (a)	2,946,849	82,305,493
Viatris, Inc.	9,859,825	109,739,852
		192,045,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Intel Corp.	2,403,175	63,515,915
SPECIALTY RETAIL — 1.3%
Best Buy Co., Inc. (a)	1,227,211	98,434,594
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Hewlett Packard Enterprise Co.	6,838,450	109,141,662
Security Description	Shares	Value
Seagate Technology Holdings PLC	1,226,216	$ 64,511,224
		173,652,886
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	1,985,371	54,816,093
TOBACCO — 2.7%
Altria Group, Inc.	2,187,170	99,975,541
Philip Morris International, Inc.	982,397	99,428,400
		199,403,941
TOTAL COMMON STOCKS (Cost $7,890,309,000)		7,390,631,991

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c)	13,394,209	13,396,888
State Street Navigator Securities Lending Portfolio II (d) (e)	178,948,114	178,948,114
TOTAL SHORT-TERM INVESTMENTS (Cost $192,343,238)		192,345,002
TOTAL INVESTMENTS — 102.0% (Cost $8,082,652,238)		7,582,976,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(148,079,119)
NET ASSETS — 100.0%		$ 7,434,897,874
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	03/17/2023	$36,497,776	$35,328,150	$(1,169,626)

During the period ended December 31, 2022, average notional value related to futures contracts was $35,693,170.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,390,631,991	$—	$—	$7,390,631,991
Short-Term Investments	192,345,002	—	—	192,345,002
TOTAL INVESTMENTS	$7,582,976,993	$—	$—	$7,582,976,993
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,169,626)	—	—	(1,169,626)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,169,626)	$—	$—	$ (1,169,626)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,462,675	$21,460,529	$ 243,238,400	$ 251,309,443	$5,599	$1,803	13,394,209	$ 13,396,888	$327,300
State Street Navigator Securities Lending Portfolio II	34,115,540	34,115,540	932,033,028	787,200,454	—	—	178,948,114	178,948,114	305,739
Total		$55,576,069	$1,175,271,428	$1,038,509,897	$5,599	$1,803		$192,345,002	$633,039
See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co. (a)	550,036	$ 104,776,358
General Dynamics Corp.	103,848	25,765,727
Howmet Aerospace, Inc.	361,460	14,245,139
Huntington Ingalls Industries, Inc.	39,173	9,036,428
L3Harris Technologies, Inc.	93,464	19,460,139
Lockheed Martin Corp.	66,452	32,328,233
Northrop Grumman Corp.	39,760	21,693,453
Raytheon Technologies Corp.	1,443,277	145,655,515
Textron, Inc.	204,931	14,509,115
TransDigm Group, Inc.	26,835	16,896,658
		404,366,765
AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	53,175	4,868,703
FedEx Corp.	235,017	40,704,945
United Parcel Service, Inc. Class B	716,517	124,559,315
		170,132,963
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	124,524	5,347,061
American Airlines Group, Inc. (a) (b)	638,048	8,115,970
Delta Air Lines, Inc. (a)	629,503	20,685,469
Southwest Airlines Co.	582,931	19,627,287
United Airlines Holdings, Inc. (a)	320,942	12,099,513
		65,875,300
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	265,991	24,771,742
BorgWarner, Inc.	229,927	9,254,562
		34,026,304
AUTOMOBILES — 0.6%
Ford Motor Co.	3,877,625	45,096,779
General Motors Co.	1,394,777	46,920,298
		92,017,077
BANKS — 8.0%
Bank of America Corp.	6,852,318	226,948,772
Citigroup, Inc.	1,901,522	86,005,840
Citizens Financial Group, Inc.	483,496	19,035,238
Comerica, Inc.	128,609	8,597,512
Fifth Third Bancorp	673,915	22,111,151
First Republic Bank	179,581	21,889,128
Huntington Bancshares, Inc.	1,416,433	19,971,705
JPMorgan Chase & Co.	2,879,730	386,171,793
KeyCorp.	915,981	15,956,389
M&T Bank Corp.	169,486	24,585,639
PNC Financial Services Group, Inc.	395,974	62,540,134
Regions Financial Corp.	917,413	19,779,424
Signature Bank	61,785	7,118,868
SVB Financial Group (a)	57,983	13,344,208
Truist Financial Corp.	1,302,545	56,048,511
Security Description	Shares	Value
US Bancorp	1,327,477	$ 57,891,272
Wells Fargo & Co.	3,741,045	154,467,748
Zions Bancorp NA	146,901	7,221,653
		1,209,684,985
BEVERAGES — 0.9%
Brown-Forman Corp. Class B	80,748	5,303,529
Coca-Cola Co.	1,337,404	85,072,268
Constellation Brands, Inc. Class A	70,121	16,250,542
Keurig Dr. Pepper, Inc.	417,164	14,876,068
Molson Coors Beverage Co. Class B	184,596	9,510,386
		131,012,793
BIOTECHNOLOGY — 0.1%
Biogen, Inc. (a)	74,964	20,759,031
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	124,555	7,129,528
Allegion PLC	86,235	9,077,096
Carrier Global Corp.	821,056	33,868,560
Johnson Controls International PLC	676,149	43,273,536
Masco Corp.	64,187	2,995,608
Trane Technologies PLC	226,101	38,005,317
		134,349,645
CAPITAL MARKETS — 5.2%
Bank of New York Mellon Corp.	722,139	32,871,767
BlackRock, Inc.	147,461	104,495,288
Cboe Global Markets, Inc.	34,329	4,307,260
Charles Schwab Corp.	613,981	51,120,058
CME Group, Inc.	353,142	59,384,359
FactSet Research Systems, Inc.	14,969	6,005,713
Franklin Resources, Inc.	278,898	7,357,329
Goldman Sachs Group, Inc.	332,485	114,168,699
Intercontinental Exchange, Inc.	548,339	56,254,098
Invesco, Ltd.	446,484	8,032,247
MarketAxess Holdings, Inc.	18,805	5,244,526
Moody's Corp.	82,024	22,853,527
Morgan Stanley	1,294,225	110,035,010
MSCI, Inc.	33,723	15,686,928
Nasdaq, Inc.	119,771	7,347,951
Northern Trust Corp.	204,587	18,103,904
S&P Global, Inc.	326,925	109,500,260
State Street Corp. (c)	360,234	27,943,351
T Rowe Price Group, Inc.	219,371	23,924,601
		784,636,876
CHEMICALS — 2.2%
Celanese Corp.	97,974	10,016,862
Corteva, Inc.	217,458	12,782,181
Dow, Inc.	690,943	34,816,618
DuPont de Nemours, Inc. (b)	487,759	33,474,900
Eastman Chemical Co.	117,788	9,592,655
Ecolab, Inc.	243,256	35,408,343
International Flavors & Fragrances, Inc.	250,296	26,241,033

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Linde PLC	189,261	$ 61,733,153
LyondellBasell Industries NV Class A	249,350	20,703,530
PPG Industries, Inc.	230,773	29,017,397
Sherwin-Williams Co.	231,543	54,952,100
		328,738,772
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	34,699	15,670,763
Republic Services, Inc.	90,777	11,709,325
Waste Management, Inc.	150,325	23,582,986
		50,963,074
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	4,031,123	192,042,700
F5, Inc. (a)	58,811	8,439,967
Juniper Networks, Inc.	318,641	10,183,766
Motorola Solutions, Inc.	73,837	19,028,533
		229,694,966
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	60,974	20,607,383
Vulcan Materials Co.	53,510	9,370,136
		29,977,519
CONSUMER FINANCE — 0.7%
American Express Co.	299,281	44,218,768
Capital One Financial Corp.	374,722	34,834,157
Discover Financial Services	112,631	11,018,691
Synchrony Financial	442,339	14,535,259
		104,606,875
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,461,890	17,411,110
Avery Dennison Corp.	79,472	14,384,432
Ball Corp.	308,232	15,762,985
International Paper Co.	349,195	12,092,623
Packaging Corp. of America	90,877	11,624,077
Sealed Air Corp.	141,996	7,082,760
Westrock Co.	249,652	8,777,764
		87,135,751
DISTRIBUTORS — 0.2%
Genuine Parts Co.	38,751	6,723,686
LKQ Corp.	249,185	13,308,971
Pool Corp.	14,202	4,293,690
		24,326,347
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Berkshire Hathaway, Inc. Class B (a)	1,768,844	546,395,912
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	6,997,069	128,816,040
Lumen Technologies, Inc. (b)	934,463	4,877,897
Verizon Communications, Inc.	4,123,274	162,456,996
		296,150,933
ELECTRIC UTILITIES — 4.2%
Alliant Energy Corp.	246,475	13,607,885
Security Description	Shares	Value
American Electric Power Co., Inc.	504,508	$ 47,903,035
Constellation Energy Corp.	321,029	27,675,910
Duke Energy Corp.	756,018	77,862,294
Edison International	374,893	23,850,693
Entergy Corp.	199,804	22,477,950
Evergy, Inc.	225,353	14,181,464
Eversource Energy	341,960	28,669,926
Exelon Corp.	975,597	42,175,058
FirstEnergy Corp.	533,303	22,366,728
NextEra Energy, Inc.	1,950,963	163,100,507
NRG Energy, Inc.	119,838	3,813,245
Pinnacle West Capital Corp.	111,050	8,444,242
PPL Corp.	722,898	21,123,079
Southern Co.	1,068,798	76,322,865
Xcel Energy, Inc.	537,263	37,667,509
		631,242,390
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	112,701	15,746,584
Eaton Corp. PLC	390,430	61,277,988
Emerson Electric Co.	580,553	55,767,921
Generac Holdings, Inc. (a)	62,201	6,261,153
Rockwell Automation, Inc.	112,718	29,032,775
		168,086,421
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	49,151	8,777,386
Corning, Inc.	747,357	23,870,582
Keysight Technologies, Inc. (a)	80,710	13,807,060
TE Connectivity, Ltd.	312,267	35,848,252
Teledyne Technologies, Inc. (a)	46,024	18,405,458
Trimble, Inc. (a)	242,116	12,241,385
Zebra Technologies Corp. Class A (a)	50,735	13,008,961
		125,959,084
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	983,184	29,033,424
Halliburton Co.	891,527	35,081,587
Schlumberger, Ltd.	654,311	34,979,466
		99,094,477
ENTERTAINMENT — 2.4%
Activision Blizzard, Inc.	286,687	21,945,890
Electronic Arts, Inc.	82,437	10,072,153
Live Nation Entertainment, Inc. (a)	140,233	9,779,849
Netflix, Inc. (a)	436,889	128,829,828
Take-Two Interactive Software, Inc. (a) (b)	154,882	16,127,863
Walt Disney Co. (a)	1,789,822	155,499,735
Warner Bros Discovery, Inc. (a)	2,169,569	20,567,514
		362,822,832

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.5%
Alexandria Real Estate Equities, Inc. REIT	146,611	$ 21,356,824
American Tower Corp. REIT	214,881	45,524,689
AvalonBay Communities, Inc. REIT	137,379	22,189,456
Boston Properties, Inc. REIT	140,046	9,464,309
Camden Property Trust REIT	104,558	11,697,949
Crown Castle, Inc. REIT	425,184	57,671,958
Digital Realty Trust, Inc. REIT	282,252	28,301,408
Equinix, Inc. REIT	90,881	59,529,781
Equity Residential REIT	333,932	19,701,988
Essex Property Trust, Inc. REIT	63,557	13,468,999
Extra Space Storage, Inc. REIT	65,697	9,669,285
Federal Realty Investment Trust REIT	71,734	7,248,003
Healthpeak Properties, Inc. REIT	527,753	13,230,768
Host Hotels & Resorts, Inc. REIT	701,982	11,266,811
Invitation Homes, Inc. REIT	570,234	16,901,736
Iron Mountain, Inc. REIT	105,643	5,266,304
Kimco Realty Corp. REIT	607,178	12,860,030
Mid-America Apartment Communities, Inc. REIT	113,412	17,804,550
Prologis, Inc. REIT	906,211	102,157,166
Public Storage REIT	59,013	16,534,853
Realty Income Corp. REIT	615,719	39,055,056
Regency Centers Corp. REIT	151,176	9,448,500
SBA Communications Corp. REIT	46,639	13,073,378
Simon Property Group, Inc. REIT	320,959	37,706,263
UDR, Inc. REIT	300,465	11,637,009
Ventas, Inc. REIT	392,402	17,677,710
VICI Properties, Inc. REIT	406,570	13,172,868
Vornado Realty Trust REIT	158,122	3,290,519
Welltower, Inc. REIT	463,939	30,411,201
Weyerhaeuser Co. REIT	310,680	9,631,080
		686,950,451
FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	147,742	67,444,223
Kroger Co.	639,501	28,508,955
Sysco Corp.	497,531	38,036,245
Walgreens Boots Alliance, Inc.	704,745	26,329,273
Walmart, Inc.	1,385,670	196,474,149
		356,792,845
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	275,033	25,536,814
Campbell Soup Co.	80,805	4,585,684
Conagra Brands, Inc.	470,485	18,207,769
General Mills, Inc.	186,471	15,635,593
Hormel Foods Corp.	79,556	3,623,776
JM Smucker Co.	104,586	16,572,698
Kellogg Co.	113,126	8,059,096
Security Description	Shares	Value
Kraft Heinz Co.	781,659	$ 31,821,338
McCormick & Co., Inc.	120,527	9,990,483
Mondelez International, Inc. Class A	616,718	41,104,255
Tyson Foods, Inc. Class A	284,378	17,702,530
		192,840,036
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	53,574	6,004,038
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abbott Laboratories	821,690	90,213,345
Align Technology, Inc. (a)	71,304	15,038,014
Baxter International, Inc.	494,964	25,228,315
Becton Dickinson & Co.	279,995	71,202,728
Boston Scientific Corp. (a)	660,914	30,580,491
Cooper Cos., Inc.	48,425	16,012,695
DENTSPLY SIRONA, Inc.	210,981	6,717,635
Edwards Lifesciences Corp. (a)	606,983	45,287,002
IDEXX Laboratories, Inc. (a)	41,435	16,903,823
Intuitive Surgical, Inc. (a)	176,964	46,957,397
Medtronic PLC	1,304,955	101,421,103
ResMed, Inc.	66,201	13,778,414
STERIS PLC	98,041	18,107,192
Stryker Corp.	330,686	80,849,420
Teleflex, Inc.	46,058	11,497,458
Zimmer Biomet Holdings, Inc.	205,994	26,264,235
		616,059,267
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AmerisourceBergen Corp.	158,973	26,343,416
Cardinal Health, Inc.	257,346	19,782,187
Centene Corp. (a)	555,905	45,589,769
Cigna Corp.	153,114	50,732,793
CVS Health Corp.	1,290,038	120,218,641
DaVita, Inc. (a)	53,965	4,029,567
HCA Healthcare, Inc.	95,729	22,971,131
Henry Schein, Inc. (a)	133,066	10,627,981
Humana, Inc.	44,768	22,929,722
Laboratory Corp. of America Holdings	86,967	20,478,989
McKesson Corp.	75,204	28,210,525
Quest Diagnostics, Inc.	38,026	5,948,787
Universal Health Services, Inc. Class B	62,978	8,872,970
		386,736,478
HOTELS, RESTAURANTS & LEISURE — 2.3%
Booking Holdings, Inc. (a)	38,092	76,766,046
Caesars Entertainment, Inc. (a)	210,646	8,762,874
Carnival Corp. (a) (b)	983,153	7,924,213
Darden Restaurants, Inc.	120,128	16,617,306
Domino's Pizza, Inc.	18,728	6,487,379
Expedia Group, Inc. (a)	147,821	12,949,120
Hilton Worldwide Holdings, Inc.	138,096	17,449,810
Las Vegas Sands Corp. (a) (b)	322,570	15,505,940
Marriott International, Inc. Class A	129,469	19,276,639

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	273,234	$ 72,005,356
MGM Resorts International	312,903	10,491,638
Norwegian Cruise Line Holdings, Ltd. (a)	413,694	5,063,615
Royal Caribbean Cruises, Ltd. (a) (b)	215,484	10,651,374
Starbucks Corp.	552,216	54,779,827
Wynn Resorts, Ltd. (a) (b)	101,234	8,348,768
Yum! Brands, Inc.	99,578	12,753,950
		355,833,855
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc. (b)	153,669	13,698,055
Garmin, Ltd.	150,502	13,889,830
Lennar Corp. Class A	250,107	22,634,683
Mohawk Industries, Inc. (a)	51,804	5,295,405
Newell Brands, Inc. (b)	369,490	4,832,929
NVR, Inc. (a)	2,913	13,436,446
PulteGroup, Inc.	223,689	10,184,560
Whirlpool Corp. (b)	53,496	7,567,544
		91,539,452
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	239,442	19,301,420
Clorox Co.	66,666	9,355,240
Colgate-Palmolive Co.	368,966	29,070,831
Kimberly-Clark Corp.	172,282	23,387,281
Procter & Gamble Co.	1,046,960	158,677,258
		239,792,030
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	268,907	7,733,765
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	542,687	65,079,025
General Electric Co.	1,072,768	89,887,231
Honeywell International, Inc.	660,076	141,454,287
		296,420,543
INSURANCE — 2.9%
Aflac, Inc.	555,486	39,961,664
Allstate Corp.	260,344	35,302,647
American International Group, Inc.	729,454	46,130,671
Aon PLC Class A	69,059	20,727,368
Arthur J Gallagher & Co.	74,558	14,057,165
Assurant, Inc.	51,899	6,490,489
Brown & Brown, Inc.	94,607	5,389,761
Chubb, Ltd.	175,262	38,662,797
Cincinnati Financial Corp.	154,333	15,802,156
Everest Re Group, Ltd.	16,142	5,347,360
Globe Life, Inc.	26,603	3,206,992
Hartford Financial Services Group, Inc.	312,285	23,680,572
Lincoln National Corp.	151,151	4,643,359
Loews Corp.	193,483	11,285,863
Marsh & McLennan Cos., Inc.	175,352	29,017,249
MetLife, Inc.	647,049	46,826,936
Security Description	Shares	Value
Principal Financial Group, Inc.	87,109	$ 7,310,187
Prudential Financial, Inc.	361,262	35,931,119
Travelers Cos., Inc.	105,872	19,849,941
Willis Towers Watson PLC	106,297	25,998,120
		435,622,416
INTERACTIVE MEDIA & SERVICES — 1.8%
Match Group, Inc. (a)	274,189	11,376,101
Meta Platforms, Inc. Class A (a)	2,207,702	265,674,859
		277,050,960
INTERNET & DIRECT MARKETING RETAIL — 2.8%
Amazon.com, Inc. (a)	4,705,398	395,253,432
eBay, Inc.	532,736	22,092,562
Etsy, Inc. (a)	51,858	6,211,551
		423,557,545
IT SERVICES — 3.1%
Accenture PLC Class A	315,523	84,194,157
Akamai Technologies, Inc. (a)	154,389	13,014,993
Broadridge Financial Solutions, Inc.	60,091	8,060,006
Cognizant Technology Solutions Corp. Class A	504,563	28,855,958
DXC Technology Co. (a)	225,866	5,985,449
EPAM Systems, Inc. (a)	18,038	5,911,774
Fidelity National Information Services, Inc.	582,569	39,527,307
Fiserv, Inc. (a)	193,284	19,535,214
FleetCor Technologies, Inc. (a)	33,996	6,244,385
Global Payments, Inc.	265,458	26,365,288
International Business Machines Corp.	887,644	125,060,163
Paychex, Inc.	135,371	15,643,473
PayPal Holdings, Inc. (a)	1,119,266	79,714,124
VeriSign, Inc. (a)	46,188	9,488,863
		467,601,154
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	127,423	7,774,077
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	116,262	17,398,608
Bio-Rad Laboratories, Inc. Class A (a)	21,166	8,900,091
Bio-Techne Corp.	80,107	6,639,268
Charles River Laboratories International, Inc. (a)	49,911	10,875,607
Illumina, Inc. (a)	154,446	31,228,981
IQVIA Holdings, Inc. (a)	94,806	19,424,801
Mettler-Toledo International, Inc. (a)	7,662	11,075,038
PerkinElmer, Inc.	123,929	17,377,325
West Pharmaceutical Services, Inc.	72,650	17,098,178
		140,017,897
MACHINERY — 2.2%
Caterpillar, Inc.	204,342	48,952,170

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Cummins, Inc.	67,867	$ 16,443,496
Dover Corp.	137,822	18,662,477
Fortive Corp.	347,389	22,319,743
IDEX Corp.	31,831	7,267,972
Illinois Tool Works, Inc.	134,449	29,619,115
Ingersoll Rand, Inc.	397,532	20,771,047
Nordson Corp.	52,818	12,555,895
Otis Worldwide Corp.	409,030	32,031,139
PACCAR, Inc.	341,437	33,792,020
Parker-Hannifin Corp.	126,045	36,679,095
Pentair PLC	161,521	7,265,215
Snap-on, Inc.	22,451	5,129,829
Stanley Black & Decker, Inc.	145,276	10,913,133
Westinghouse Air Brake Technologies Corp.	178,556	17,821,674
Xylem, Inc.	176,960	19,566,467
		339,790,487
MEDIA — 1.6%
Charter Communications, Inc. Class A (a) (b)	105,497	35,774,033
Comcast Corp. Class A	4,235,305	148,108,616
DISH Network Corp. Class A (a) (b)	246,796	3,465,016
Fox Corp. Class A	296,943	9,018,159
Fox Corp. Class B	136,826	3,892,700
Interpublic Group of Cos., Inc.	381,437	12,705,666
News Corp. Class A	375,355	6,831,461
News Corp. Class B (b)	115,760	2,134,614
Omnicom Group, Inc.	200,223	16,332,190
Paramount Global Class B	495,846	8,369,880
		246,632,335
METALS & MINING — 0.2%
Newmont Corp.	779,264	36,781,261
MULTI-UTILITIES — 1.6%
Ameren Corp.	253,843	22,571,719
CenterPoint Energy, Inc.	618,029	18,534,690
CMS Energy Corp.	284,994	18,048,670
Consolidated Edison, Inc.	348,412	33,207,148
Dominion Energy, Inc.	818,080	50,164,665
DTE Energy Co.	190,181	22,351,973
NiSource, Inc.	398,704	10,932,464
Public Service Enterprise Group, Inc.	489,854	30,013,354
Sempra Energy	123,453	19,078,427
WEC Energy Group, Inc.	148,638	13,936,299
		238,839,409
MULTILINE RETAIL — 0.4%
Target Corp.	451,862	67,345,512
OIL, GAS & CONSUMABLE FUELS — 1.0%
Kinder Morgan, Inc.	1,941,993	35,111,234
Marathon Petroleum Corp.	239,283	27,850,148
Phillips 66	464,047	48,298,012
Valero Energy Corp.	378,526	48,019,808
		159,279,202
Security Description	Shares	Value
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. Class A	227,035	$ 56,329,654
PHARMACEUTICALS — 1.8%
Catalent, Inc. (a)	176,710	7,953,717
Johnson & Johnson	975,366	172,298,404
Organon & Co.	249,716	6,974,568
Viatris, Inc.	1,190,582	13,251,178
Zoetis, Inc.	457,590	67,059,814
		267,537,681
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	61,319	11,917,961
Jacobs Solutions, Inc.	125,269	15,041,049
Leidos Holdings, Inc.	46,966	4,940,353
Robert Half International, Inc.	106,550	7,866,586
Verisk Analytics, Inc.	82,942	14,632,628
		54,398,577
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	310,200	23,872,992
ROAD & RAIL — 1.0%
CSX Corp.	1,073,335	33,251,918
Norfolk Southern Corp.	227,272	56,004,366
Union Pacific Corp.	301,814	62,496,625
		151,752,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Micro Devices, Inc. (a)	728,197	47,165,320
Analog Devices, Inc.	267,607	43,895,576
Broadcom, Inc.	159,022	88,913,971
Intel Corp.	4,051,788	107,088,757
Microchip Technology, Inc.	275,366	19,344,461
Micron Technology, Inc.	1,067,340	53,345,653
NXP Semiconductors NV	104,269	16,477,630
Qorvo, Inc. (a)	99,560	9,024,118
Skyworks Solutions, Inc.	157,497	14,352,702
Teradyne, Inc.	77,985	6,811,990
Texas Instruments, Inc.	329,657	54,465,930
		460,886,108
SOFTWARE — 7.6%
Adobe, Inc. (a)	241,895	81,404,924
ANSYS, Inc. (a)	85,524	20,661,743
Autodesk, Inc. (a)	95,341	17,816,373
Ceridian HCM Holding, Inc. (a) (b)	150,758	9,671,126
Gen Digital, Inc.	267,474	5,731,968
Intuit, Inc.	130,090	50,633,630
Microsoft Corp.	3,073,804	737,159,675
Oracle Corp.	618,642	50,567,797
Roper Technologies, Inc.	104,082	44,972,791
Salesforce, Inc. (a)	981,760	130,171,558
Tyler Technologies, Inc. (a) (b)	21,687	6,992,106
		1,155,783,691

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc.	59,061	$ 8,683,739
Bath & Body Works, Inc.	224,226	9,448,884
Best Buy Co., Inc.	196,686	15,776,184
CarMax, Inc. (a) (b)	155,139	9,446,414
Home Depot, Inc.	472,404	149,213,527
Lowe's Cos., Inc.	188,882	37,632,850
Ross Stores, Inc.	340,753	39,551,201
TJX Cos., Inc.	410,381	32,666,327
		302,419,126
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	1,263,216	20,160,927
HP, Inc.	869,111	23,353,013
NetApp, Inc.	213,376	12,815,363
Seagate Technology Holdings PLC	188,479	9,915,880
Western Digital Corp. (a)	311,849	9,838,836
		76,084,019
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
NIKE, Inc. Class B	1,236,734	144,710,245
Ralph Lauren Corp.	40,324	4,261,037
Tapestry, Inc.	236,543	9,007,558
VF Corp.	324,288	8,953,592
		166,932,432
TOBACCO — 0.7%
Altria Group, Inc.	844,598	38,606,574
Philip Morris International, Inc.	700,090	70,856,109
		109,462,683
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	286,794	13,571,092
United Rentals, Inc. (a)	68,068	24,192,729
		37,763,821
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	178,517	27,209,561
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	187,606	$ 26,264,840
TOTAL COMMON STOCKS (Cost $15,924,869,432)		15,125,750,201
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	21,834,303	21,838,670
State Street Navigator Securities Lending Portfolio II (c) (g)	57,914,196	57,914,196
TOTAL SHORT-TERM INVESTMENTS (Cost $79,752,848)		79,752,866
TOTAL INVESTMENTS — 100.3% (Cost $16,004,622,280)		15,205,503,067
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(38,324,882)
NET ASSETS — 100.0%		$15,167,178,185
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,125,750,201	$—	$—	$15,125,750,201
Short-Term Investments	79,752,866	—	—	79,752,866
TOTAL INVESTMENTS	$15,205,503,067	$—	$—	$15,205,503,067
See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	273,716	$16,874,591	$ 11,946,119	$ 5,085,523	$(853,524)	$5,061,688	360,234	$ 27,943,351	$398,021
State Street Institutional Liquid Reserves Fund, Premier Class	10,884,249	10,883,160	268,676,551	257,729,046	7,798	207	21,834,303	21,838,670	44,141
State Street Navigator Securities Lending Portfolio II	10,551,864	10,551,864	329,388,195	282,025,863	—	—	57,914,196	57,914,196	36,088
Total		$38,309,615	$610,010,865	$544,840,432	$(845,726)	$5,061,895		$107,696,217	$478,250
See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	171,418	$ 7,696,668
Aerojet Rocketdyne Holdings, Inc. (a)	390,089	21,817,678
AeroVironment, Inc. (a) (b)	128,633	11,018,703
Kaman Corp.	146,363	3,263,895
Moog, Inc. Class A	149,132	13,087,824
National Presto Industries, Inc.	25,881	1,771,813
Park Aerospace Corp.	102,063	1,368,665
Triumph Group, Inc. (a)	337,492	3,550,416
		63,575,662
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	132,798	13,386,038
Forward Air Corp.	136,968	14,366,574
Hub Group, Inc. Class A (a)	168,167	13,367,595
		41,120,207
AIRLINES — 0.3%
Allegiant Travel Co. (a)	80,816	5,494,680
Hawaiian Holdings, Inc. (a)	269,539	2,765,470
SkyWest, Inc. (a)	262,418	4,332,521
Sun Country Airlines Holdings, Inc. (a)	170,613	2,705,922
		15,298,593
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	588,578	4,602,680
Dorman Products, Inc. (a)	145,647	11,778,473
Gentherm, Inc. (a)	170,913	11,158,910
LCI Industries	130,942	12,105,588
Motorcar Parts of America, Inc. (a)	97,530	1,156,706
Patrick Industries, Inc.	110,692	6,707,935
Standard Motor Products, Inc.	96,565	3,360,462
XPEL, Inc. (a) (b)	102,143	6,134,708
		57,005,462
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	156,951	8,271,318
BANKS — 10.4%
Ameris Bancorp	335,821	15,830,602
Banc of California, Inc.	290,705	4,630,931
BancFirst Corp.	89,599	7,900,840
Bancorp, Inc. (a)	287,936	8,171,624
BankUnited, Inc.	397,914	13,517,139
Banner Corp.	175,966	11,121,051
Berkshire Hills Bancorp, Inc.	231,526	6,922,627
Brookline Bancorp, Inc.	399,694	5,655,670
Security Description	Shares	Value
Central Pacific Financial Corp.	141,771	$ 2,875,116
City Holding Co.	77,182	7,184,872
Columbia Banking System, Inc.	404,990	12,202,349
Community Bank System, Inc.	276,796	17,424,308
Customers Bancorp, Inc. (a)	158,779	4,499,797
CVB Financial Corp.	677,097	17,435,248
Dime Community Bancshares, Inc.	168,572	5,365,647
Eagle Bancorp, Inc.	164,137	7,233,518
FB Financial Corp.	182,723	6,603,609
First BanCorp (c)	950,673	12,092,561
First BanCorp (c)	183,729	7,870,950
First Commonwealth Financial Corp.	480,066	6,706,522
First Financial Bancorp	488,376	11,833,350
First Hawaiian, Inc.	657,742	17,127,602
Hanmi Financial Corp.	159,764	3,954,159
Heritage Financial Corp.	182,369	5,587,786
Hilltop Holdings, Inc.	235,812	7,076,718
HomeStreet, Inc.	92,706	2,556,831
Hope Bancorp, Inc.	614,682	7,874,076
Independent Bank Corp.	235,241	19,861,398
Independent Bank Group, Inc.	182,341	10,955,047
Lakeland Financial Corp.	131,648	9,606,355
National Bank Holdings Corp. Class A	193,906	8,157,625
NBT Bancorp, Inc.	220,486	9,573,502
OFG Bancorp	247,838	6,830,415
Pacific Premier Bancorp, Inc.	489,502	15,448,683
Park National Corp.	75,142	10,576,237
Pathward Financial, Inc.	148,016	6,372,089
Preferred Bank	67,858	5,063,564
Renasant Corp.	288,056	10,828,025
S&T Bancorp, Inc.	200,604	6,856,645
Seacoast Banking Corp. of Florida	366,183	11,421,248
ServisFirst Bancshares, Inc.	251,844	17,354,570
Simmons First National Corp. Class A	653,928	14,111,766
Southside Bancshares, Inc.	158,961	5,721,006
Stellar Bancorp, Inc.	228,542	6,732,847
Tompkins Financial Corp.	65,751	5,100,963
Triumph Financial, Inc. (a)	119,838	5,856,483
Trustmark Corp.	313,764	10,953,501
United Community Banks, Inc.	546,993	18,488,363
Veritex Holdings, Inc.	277,747	7,799,136
Westamerica BanCorp	138,454	8,170,171
		469,095,142
BEVERAGES — 0.3%
MGP Ingredients, Inc.	79,258	8,431,466

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
National Beverage Corp. (a)	121,119	$ 5,635,667
		14,067,133
BIOTECHNOLOGY — 2.7%
Anika Therapeutics, Inc. (a)	77,418	2,291,573
Arcus Biosciences, Inc. (a) (b)	270,733	5,598,758
Avid Bioservices, Inc. (a)	322,789	4,444,804
Catalyst Pharmaceuticals, Inc. (a)	493,078	9,171,251
Coherus Biosciences, Inc. (a) (b)	335,931	2,660,573
Cytokinetics, Inc. (a) (b)	487,682	22,345,589
Dynavax Technologies Corp. (a) (b)	611,199	6,503,157
Eagle Pharmaceuticals, Inc. (a) (b)	54,711	1,599,203
Emergent BioSolutions, Inc. (a)	230,321	2,720,091
Enanta Pharmaceuticals, Inc. (a)	101,533	4,723,315
Ironwood Pharmaceuticals, Inc. (a)	686,622	8,507,247
iTeos Therapeutics, Inc. (a)	127,879	2,497,477
Ligand Pharmaceuticals, Inc. (a)	83,532	5,579,938
Myriad Genetics, Inc. (a)	421,497	6,115,921
Organogenesis Holdings, Inc. (a) (b)	373,656	1,005,135
REGENXBIO, Inc. (a)	195,956	4,444,282
uniQure NV (a) (b)	214,283	4,857,796
Vanda Pharmaceuticals, Inc. (a)	296,387	2,190,300
Vericel Corp. (a) (b)	245,110	6,456,197
Vir Biotechnology, Inc. (a)	392,542	9,935,238
Xencor, Inc. (a)	311,089	8,100,758
		121,748,603
BUILDING PRODUCTS — 2.1%
AAON, Inc.	216,548	16,310,395
American Woodmark Corp. (a)	86,893	4,245,592
Apogee Enterprises, Inc.	114,976	5,111,833
Gibraltar Industries, Inc. (a)	159,275	7,307,537
Griffon Corp.	243,726	8,722,954
Insteel Industries, Inc.	102,448	2,819,369
Masterbrand, Inc.	664,242	5,015,027
PGT Innovations, Inc. (a)	311,325	5,591,397
Quanex Building Products Corp.	169,998	4,025,553
Resideo Technologies, Inc. (a)	751,101	12,355,611
UFP Industries, Inc.	317,739	25,180,816
		96,686,084
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	82,631	2,825,980
Security Description	Shares	Value
Blucora, Inc. (a)	247,318	$ 6,314,029
Brightsphere Investment Group, Inc.	168,836	3,474,645
Donnelley Financial Solutions, Inc. (a)	128,535	4,967,878
Piper Sandler Cos.	72,714	9,466,636
StoneX Group, Inc. (a)	89,529	8,532,114
Virtus Investment Partners, Inc.	34,960	6,692,742
WisdomTree, Inc.	572,590	3,120,615
		45,394,639
CHEMICALS — 3.0%
AdvanSix, Inc.	141,603	5,383,746
American Vanguard Corp.	142,400	3,091,504
Balchem Corp.	165,564	20,217,020
FutureFuel Corp.	134,122	1,090,412
Hawkins, Inc.	98,127	3,787,702
HB Fuller Co.	274,751	19,677,667
Innospec, Inc.	127,555	13,120,307
Koppers Holdings, Inc.	107,917	3,043,259
Livent Corp. (a) (b)	924,363	18,367,093
Mativ Holdings, Inc.	284,146	5,938,651
Minerals Technologies, Inc.	167,076	10,144,855
Quaker Chemical Corp.	70,132	11,705,031
Rayonier Advanced Materials, Inc. (a)	327,335	3,142,416
Stepan Co.	108,701	11,572,309
Tredegar Corp.	128,943	1,317,797
Trinseo PLC	182,303	4,140,101
		135,739,870
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	340,723	15,134,916
Brady Corp. Class A	238,796	11,247,292
CoreCivic, Inc. REIT (a)	591,201	6,834,283
Deluxe Corp.	225,796	3,834,016
Harsco Corp. (a)	418,071	2,629,666
Healthcare Services Group, Inc.	384,643	4,615,716
HNI Corp.	215,382	6,123,310
Interface, Inc.	297,863	2,939,908
KAR Auction Services, Inc. (a)	560,192	7,310,506
Matthews International Corp. Class A	158,648	4,829,245
MillerKnoll, Inc.	388,604	8,164,570
Pitney Bowes, Inc.	834,754	3,172,065
UniFirst Corp.	77,638	14,983,358
Viad Corp. (a)	107,128	2,612,852
		94,431,703
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN Holdings, Inc.	367,132	6,898,410
Clearfield, Inc. (a)	59,312	5,583,632

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Comtech Telecommunications Corp.	140,248	$ 1,702,611
Digi International, Inc. (a)	182,879	6,684,227
Extreme Networks, Inc. (a)	674,550	12,351,011
Harmonic, Inc. (a)	545,761	7,149,469
NETGEAR, Inc. (a)	149,930	2,715,232
NetScout Systems, Inc. (a)	352,802	11,469,593
Viavi Solutions, Inc. (a)	1,165,625	12,250,719
		66,804,904
CONSTRUCTION & ENGINEERING — 1.3%
Arcosa, Inc.	249,051	13,533,431
Comfort Systems USA, Inc.	184,328	21,212,466
Granite Construction, Inc.	225,023	7,891,557
MYR Group, Inc. (a)	85,384	7,861,305
NV5 Global, Inc. (a)	64,000	8,468,480
		58,967,239
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	120,146	5,759,799
Enova International, Inc. (a)	161,675	6,203,470
EZCORP, Inc. Class A (a)	282,089	2,299,025
Green Dot Corp. Class A (a)	240,095	3,798,303
LendingTree, Inc. (a)	57,268	1,221,527
PRA Group, Inc. (a)	200,374	6,768,634
Prog Holdings, Inc. (a)	256,889	4,338,855
World Acceptance Corp. (a) (b)	16,750	1,104,495
		31,494,108
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	189,410	4,210,584
O-I Glass, Inc. (a)	798,943	13,238,486
		17,449,070
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	233,669	8,295,249
Frontdoor, Inc. (a)	419,352	8,722,522
Mister Car Wash, Inc. (a)	409,785	3,782,316
Perdoceo Education Corp. (a)	344,860	4,793,554
Strategic Education, Inc.	114,535	8,970,381
Stride, Inc. (a)	211,744	6,623,352
WW International, Inc. (a)	280,521	1,082,811
		42,270,185
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	55,394	2,509,902
Cogent Communications Holdings, Inc.	221,555	12,646,359
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	378,808	$ 1,356,133
		16,512,394
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	128,655	5,171,931
Encore Wire Corp.	94,520	13,002,171
Powell Industries, Inc.	48,058	1,690,681
		19,864,783
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Advanced Energy Industries, Inc.	192,594	16,520,713
Arlo Technologies, Inc. (a)	455,245	1,597,910
Badger Meter, Inc.	150,784	16,439,979
Benchmark Electronics, Inc.	182,361	4,867,215
CTS Corp.	165,606	6,528,189
ePlus, Inc. (a)	138,332	6,125,341
Fabrinet (a)	188,574	24,178,958
FARO Technologies, Inc. (a)	96,424	2,835,830
Insight Enterprises, Inc. (a) (b)	156,073	15,649,440
Itron, Inc. (a)	232,638	11,783,115
Knowles Corp. (a)	467,738	7,680,258
Methode Electronics, Inc.	188,151	8,348,260
OSI Systems, Inc. (a)	80,624	6,411,220
PC Connection, Inc.	58,068	2,723,389
Plexus Corp. (a)	142,599	14,677,715
Rogers Corp. (a)	97,333	11,615,720
Sanmina Corp. (a)	295,878	16,950,851
ScanSource, Inc. (a)	132,294	3,865,631
TTM Technologies, Inc. (a)	529,897	7,990,847
		186,790,581
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	697,433	6,262,948
Bristow Group, Inc. (a)	122,263	3,316,995
Core Laboratories NV	242,045	4,906,252
DMC Global, Inc. (a)	96,691	1,879,673
Dril-Quip, Inc. (a)	174,020	4,728,123
Helix Energy Solutions Group, Inc. (a)	732,612	5,406,677
Helmerich & Payne, Inc.	542,716	26,902,432
Nabors Industries, Ltd. (a)	46,453	7,194,176
Oceaneering International, Inc. (a)	520,740	9,107,743
Oil States International, Inc. (a)	331,828	2,475,437
Patterson-UTI Energy, Inc.	1,117,234	18,814,221
ProPetro Holding Corp. (a)	494,176	5,124,605
RPC, Inc.	433,608	3,854,775
US Silica Holdings, Inc. (a)	395,663	4,945,788
		104,919,845

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.1%
Cinemark Holdings, Inc. (a)	550,981	$ 4,771,495
Marcus Corp. (b)	127,309	1,831,977
		6,603,472
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.4%
Acadia Realty Trust REIT	488,358	7,007,937
Agree Realty Corp. REIT	456,581	32,385,290
Alexander & Baldwin, Inc. REIT	377,606	7,072,560
American Assets Trust, Inc. REIT	267,701	7,094,076
Armada Hoffler Properties, Inc. REIT	353,825	4,068,988
Brandywine Realty Trust REIT	881,662	5,422,221
CareTrust REIT, Inc.	499,455	9,279,874
Centerspace REIT	77,390	4,540,471
Chatham Lodging Trust REIT	253,509	3,110,555
Community Healthcare Trust, Inc. REIT	121,125	4,336,275
DiamondRock Hospitality Co. REIT	1,077,616	8,825,675
Easterly Government Properties, Inc. REIT	466,743	6,660,423
Elme Communities REIT	454,409	8,088,480
Essential Properties Realty Trust, Inc. REIT	736,295	17,280,844
Four Corners Property Trust, Inc. REIT	431,934	11,200,049
Franklin Street Properties Corp. REIT	486,697	1,328,683
GEO Group, Inc. REIT (a) (b)	646,638	7,080,686
Getty Realty Corp. REIT	218,742	7,404,417
Global Net Lease, Inc. REIT	533,852	6,710,520
Hersha Hospitality Trust Class A REIT	173,026	1,474,182
Hudson Pacific Properties, Inc. REIT	659,436	6,416,312
Industrial Logistics Properties Trust REIT	342,272	1,119,229
Innovative Industrial Properties, Inc. REIT	144,109	14,605,447
iStar, Inc. REIT	446,179	3,404,346
LTC Properties, Inc. REIT	208,431	7,405,553
LXP Industrial Trust REIT	1,420,242	14,230,825
NexPoint Residential Trust, Inc. REIT	116,756	5,081,221
Office Properties Income Trust REIT	251,341	3,355,402
Orion Office REIT, Inc.	296,645	2,533,348
Outfront Media, Inc. REIT	752,365	12,474,212
Retail Opportunity Investments Corp. REIT	641,097	9,635,688
RPT Realty REIT	437,667	4,394,177
Safehold, Inc. REIT	124,956	3,576,241
Security Description	Shares	Value
Saul Centers, Inc. REIT	66,662	$ 2,711,810
Service Properties Trust REIT	857,359	6,250,147
SITE Centers Corp. REIT	952,080	13,005,413
Summit Hotel Properties, Inc. REIT	554,392	4,002,710
Sunstone Hotel Investors, Inc. REIT	1,083,192	10,463,635
Tanger Factory Outlet Centers, Inc. REIT	537,100	9,635,574
Uniti Group, Inc. REIT	1,219,845	6,745,743
Universal Health Realty Income Trust REIT	66,408	3,169,654
Urban Edge Properties REIT	604,313	8,514,770
Urstadt Biddle Properties, Inc. Class A REIT	156,607	2,967,703
Veris Residential, Inc. REIT (a)	411,359	6,552,949
Whitestone REIT	243,164	2,344,101
Xenia Hotels & Resorts, Inc. REIT	585,737	7,720,014
		332,688,430
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	159,904	5,595,041
Chefs' Warehouse, Inc. (a)	175,047	5,825,564
PriceSmart, Inc.	128,755	7,825,729
SpartanNash Co.	181,223	5,480,183
United Natural Foods, Inc. (a)	300,263	11,623,181
		36,349,698
FOOD PRODUCTS — 2.1%
B&G Foods, Inc.	373,516	4,164,703
Calavo Growers, Inc.	93,174	2,739,316
Cal-Maine Foods, Inc.	195,374	10,638,114
Fresh Del Monte Produce, Inc.	159,482	4,176,833
Hain Celestial Group, Inc. (a)	459,337	7,432,073
Hostess Brands, Inc. (a)	689,692	15,476,688
J & J Snack Foods Corp.	77,070	11,538,150
John B Sanfilippo & Son, Inc.	46,255	3,761,457
Seneca Foods Corp. Class A (a)	26,899	1,639,494
Simply Good Foods Co. (a)	433,509	16,486,347
Tootsie Roll Industries, Inc.	92,977	3,958,031
TreeHouse Foods, Inc. (a)	259,873	12,832,529
		94,843,735
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	91,322	10,792,434
Northwest Natural Holding Co.	181,403	8,632,969
South Jersey Industries, Inc.	631,191	22,426,216
		41,851,619
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	200,815	2,765,223

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Artivion, Inc. (a)	209,050	$ 2,533,686
Avanos Medical, Inc. (a)	242,215	6,554,338
BioLife Solutions, Inc. (a) (b)	177,634	3,232,939
Cardiovascular Systems, Inc. (a)	214,400	2,920,128
CONMED Corp.	157,036	13,919,671
Cutera, Inc. (a) (b)	92,897	4,107,905
Embecta Corp.	297,686	7,528,479
Glaukos Corp. (a)	247,171	10,796,429
Heska Corp. (a)	53,081	3,299,515
Inogen, Inc. (a)	119,176	2,348,959
Integer Holdings Corp. (a)	170,609	11,679,892
LeMaitre Vascular, Inc.	100,246	4,613,321
Meridian Bioscience, Inc. (a)	227,331	7,549,662
Merit Medical Systems, Inc. (a)	293,276	20,711,151
Mesa Laboratories, Inc.	26,157	4,347,555
NuVasive, Inc. (a)	268,374	11,067,744
OraSure Technologies, Inc. (a) (b)	386,433	1,862,607
Orthofix Medical, Inc. (a)	103,909	2,133,252
Surmodics, Inc. (a)	72,773	2,483,015
Varex Imaging Corp. (a) (b)	209,087	4,244,466
Zimvie, Inc. (a)	110,105	1,028,381
Zynex, Inc.	116,556	1,621,294
		133,349,612
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AdaptHealth Corp. (a)	395,126	7,594,322
Addus HomeCare Corp. (a)	83,540	8,311,395
Agiliti, Inc. (a)	170,627	2,782,926
AMN Healthcare Services, Inc. (a)	223,403	22,970,296
Apollo Medical Holdings, Inc. (a) (b)	203,819	6,031,004
Community Health Systems, Inc. (a)	655,947	2,833,691
CorVel Corp. (a)	47,078	6,841,846
Cross Country Healthcare, Inc. (a)	181,951	4,834,438
Enhabit, Inc. (a)	255,487	3,362,209
Ensign Group, Inc.	285,985	27,057,041
Fulgent Genetics, Inc. (a) (b)	101,083	3,010,252
Joint Corp. (a)	75,992	1,062,368
ModivCare, Inc. (a)	66,247	5,944,343
OmniAb, Inc. (d)	61,082	—
Owens & Minor, Inc.	396,553	7,744,680
Pediatrix Medical Group, Inc. (a)	421,155	6,258,363
Pennant Group, Inc. (a)	142,760	1,567,505
RadNet, Inc. (a)	254,296	4,788,394
Select Medical Holdings Corp.	536,353	13,317,645
US Physical Therapy, Inc.	67,601	5,477,709
		141,790,427
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	562,456	$ 9,921,724
Computer Programs & Systems, Inc. (a)	72,538	1,974,484
HealthStream, Inc. (a)	126,407	3,139,950
NextGen Healthcare, Inc. (a)	281,354	5,283,828
OptimizeRx Corp. (a) (b)	87,165	1,464,372
Simulations Plus, Inc.	83,042	3,036,846
		24,821,204
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	119,944	3,164,123
Bloomin' Brands, Inc.	451,825	9,090,719
Brinker International, Inc. (a)	227,731	7,266,896
Cheesecake Factory, Inc.	246,052	7,802,309
Chuy's Holdings, Inc. (a)	92,078	2,605,807
Dave & Buster's Entertainment, Inc. (a) (b)	215,808	7,648,236
Dine Brands Global, Inc.	81,698	5,277,691
El Pollo Loco Holdings, Inc.	103,073	1,026,607
Golden Entertainment, Inc. (a)	114,358	4,276,989
Jack in the Box, Inc.	108,366	7,393,812
Monarch Casino & Resort, Inc. (a)	69,275	5,326,555
Ruth's Hospitality Group, Inc.	154,931	2,398,332
Shake Shack, Inc. Class A (a) (b)	193,797	8,048,389
Six Flags Entertainment Corp. (a)	380,735	8,852,089
		80,178,554
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	42,655	9,650,694
Century Communities, Inc.	145,489	7,275,905
Ethan Allen Interiors, Inc.	117,403	3,101,787
Green Brick Partners, Inc. (a)	141,527	3,429,199
Installed Building Products, Inc.	120,773	10,338,169
iRobot Corp. (a)	139,974	6,736,949
La-Z-Boy, Inc.	221,088	5,045,228
LGI Homes, Inc. (a) (b)	105,495	9,768,837
M/I Homes, Inc. (a)	141,061	6,514,197
MDC Holdings, Inc.	293,442	9,272,767
Meritage Homes Corp. (a)	188,462	17,376,196
Sonos, Inc. (a) (b)	655,218	11,073,184
Tri Pointe Homes, Inc. (a)	519,405	9,655,739
Universal Electronics, Inc. (a)	62,669	1,304,142
		110,542,993
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	213,227	7,633,527

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Central Garden & Pet Co. (a)	50,538	$ 1,892,648
WD-40 Co.	69,888	11,266,644
		20,792,819
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	233,562	4,073,321
American Equity Investment Life Holding Co.	357,548	16,311,340
AMERISAFE, Inc.	98,390	5,113,328
Assured Guaranty, Ltd.	308,971	19,236,534
Employers Holdings, Inc.	139,746	6,027,245
Genworth Financial, Inc. Class A (a)	2,556,216	13,522,383
HCI Group, Inc.	37,183	1,472,075
Horace Mann Educators Corp.	210,407	7,862,910
James River Group Holdings, Ltd.	196,144	4,101,371
Mercury General Corp.	138,505	4,736,871
Palomar Holdings, Inc. (a)	131,149	5,922,689
ProAssurance Corp.	281,478	4,917,421
Safety Insurance Group, Inc.	76,725	6,464,849
SiriusPoint, Ltd. (a)	438,495	2,587,121
Stewart Information Services Corp.	140,829	6,017,623
Trupanion, Inc. (a) (b)	181,980	8,649,509
United Fire Group, Inc.	112,543	3,079,176
Universal Insurance Holdings, Inc.	143,553	1,520,226
		121,615,992
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a)	317,978	4,378,557
QuinStreet, Inc. (a)	258,411	3,708,198
Yelp, Inc. (a)	358,751	9,808,252
		17,895,007
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	141,778	1,993,399
PetMed Express, Inc.	110,563	1,956,965
Shutterstock, Inc.	123,362	6,503,644
		10,454,008
IT SERVICES — 1.4%
Bread Financial Holdings, Inc.	256,623	9,664,422
CSG Systems International, Inc.	155,947	8,920,168
EVERTEC, Inc.	335,625	10,867,538
Payoneer Global, Inc. (a)	1,024,137	5,602,029
Perficient, Inc. (a)	178,299	12,450,619
Sabre Corp. (a)	1,690,263	10,445,825
TTEC Holdings, Inc.	98,576	4,350,159
Security Description	Shares	Value
Unisys Corp. (a)	354,032	$ 1,809,104
		64,109,864
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc.	90,728	4,592,651
Vista Outdoor, Inc. (a)	294,443	7,175,576
		11,768,227
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	653,208	6,035,642
MACHINERY — 4.8%
Alamo Group, Inc.	53,417	7,563,847
Albany International Corp. Class A	160,260	15,800,033
Astec Industries, Inc.	116,632	4,742,257
Barnes Group, Inc.	260,329	10,634,440
CIRCOR International, Inc. (a)	106,719	2,556,987
Enerpac Tool Group Corp.	292,425	7,442,216
EnPro Industries, Inc.	107,139	11,644,938
ESCO Technologies, Inc.	133,095	11,651,136
Federal Signal Corp.	312,333	14,514,115
Franklin Electric Co., Inc.	200,441	15,985,170
Greenbrier Cos., Inc.	169,192	5,673,008
Hillenbrand, Inc.	357,837	15,268,905
John Bean Technologies Corp.	164,090	14,986,340
Lindsay Corp.	56,471	9,196,302
Mueller Industries, Inc.	292,990	17,286,410
Proto Labs, Inc. (a)	138,996	3,548,568
SPX Technologies, Inc. (a)	232,813	15,284,173
Standex International Corp.	62,058	6,355,360
Tennant Co.	96,594	5,947,293
Titan International, Inc. (a)	266,759	4,086,748
Trinity Industries, Inc.	419,134	12,393,792
Wabash National Corp.	246,314	5,566,696
		218,128,734
MARINE — 0.3%
Matson, Inc.	194,532	12,160,195
MEDIA — 0.5%
AMC Networks, Inc. Class A (a) (b)	145,753	2,283,950
EW Scripps Co. Class A (a)	303,389	4,001,701
Gannett Co., Inc. (a)	737,225	1,496,567
Scholastic Corp.	152,687	6,025,029
TechTarget, Inc. (a)	138,655	6,109,139
Thryv Holdings, Inc. (a) (b)	159,717	3,034,623
		22,951,009
METALS & MINING — 1.9%
Arconic Corp. (a)	522,455	11,055,148
ATI, Inc. (a)	666,912	19,913,992
Carpenter Technology Corp.	249,283	9,208,514
Century Aluminum Co. (a)	265,316	2,170,285

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Compass Minerals International, Inc.	175,011	$ 7,175,451
Ferroglobe PLC (a) (d)	5,429	—
Fresh Market, Inc. (a) (d)	2,244	—
Haynes International, Inc.	65,304	2,983,740
Kaiser Aluminum Corp.	81,943	6,224,390
Materion Corp.	106,604	9,328,916
Olympic Steel, Inc.	49,383	1,658,281
SunCoke Energy, Inc.	427,492	3,689,256
TimkenSteel Corp. (a) (b)	202,869	3,686,130
Warrior Met Coal, Inc.	265,821	9,208,039
		86,302,142
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT	665,373	7,159,413
ARMOUR Residential REIT, Inc.	677,916	3,816,667
Ellington Financial, Inc. REIT	295,393	3,654,011
Franklin BSP Realty Trust, Inc. REIT	423,850	5,467,665
Granite Point Mortgage Trust, Inc. REIT	272,886	1,462,669
Invesco Mortgage Capital, Inc. REIT	180,623	2,299,331
KKR Real Estate Finance Trust, Inc. REIT	294,530	4,111,639
New York Mortgage Trust, Inc. REIT	1,906,535	4,880,730
PennyMac Mortgage Investment Trust REIT	457,207	5,664,795
Ready Capital Corp. REIT	505,550	5,631,827
Redwood Trust, Inc. REIT	581,788	3,932,887
Two Harbors Investment Corp.	444,227	7,005,460
		55,087,094
MULTI-UTILITIES — 0.5%
Avista Corp.	379,829	16,841,618
Unitil Corp.	82,358	4,229,907
		21,071,525
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	149,389	2,196,018
OIL, GAS & CONSUMABLE FUELS — 2.3%
Callon Petroleum Co. (a)	263,133	9,759,603
Civitas Resources, Inc.	267,447	15,493,205
CONSOL Energy, Inc.	168,775	10,970,375
Dorian LPG, Ltd.	165,224	3,130,995
Green Plains, Inc. (a) (b)	302,775	9,234,637
Laredo Petroleum, Inc. (a)	86,306	4,437,854
Par Pacific Holdings, Inc. (a)	288,506	6,707,764
Ranger Oil Corp. Class A	98,090	3,965,779
REX American Resources Corp. (a)	79,304	2,526,625
Security Description	Shares	Value
SM Energy Co.	632,873	$ 22,042,967
Talos Energy, Inc. (a)	339,761	6,414,688
World Fuel Services Corp.	318,623	8,707,967
		103,392,459
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	86,771	3,280,811
Mercer International, Inc.	211,962	2,467,238
Sylvamo Corp.	170,222	8,271,087
		14,019,136
PERSONAL PRODUCTS — 1.2%
Edgewell Personal Care Co.	266,837	10,283,898
elf Beauty, Inc. (a)	260,034	14,379,880
Inter Parfums, Inc.	92,723	8,949,624
Medifast, Inc.	56,145	6,476,326
Nu Skin Enterprises, Inc. Class A	254,353	10,723,523
USANA Health Sciences, Inc. (a)	58,091	3,090,441
		53,903,692
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	193,663	5,426,437
ANI Pharmaceuticals, Inc. (a)	62,965	2,533,082
Cara Therapeutics, Inc. (a)	236,574	2,540,805
Collegium Pharmaceutical, Inc. (a)	172,237	3,995,898
Corcept Therapeutics, Inc. (a)	495,125	10,055,989
Harmony Biosciences Holdings, Inc. (a) (b)	154,131	8,492,618
Innoviva, Inc. (a)	327,652	4,341,389
Nektar Therapeutics (a) (b)	981,134	2,217,363
Pacira BioSciences, Inc. (a)	236,155	9,117,944
Phibro Animal Health Corp. Class A	105,592	1,415,989
Prestige Consumer Healthcare, Inc. (a)	255,088	15,968,509
Supernus Pharmaceuticals, Inc. (a)	279,458	9,968,267
		76,074,290
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	260,985	25,861,004
Forrester Research, Inc. (a)	58,726	2,100,042
Heidrick & Struggles International, Inc.	103,216	2,886,951
Kelly Services, Inc. Class A	180,534	3,051,025
Korn Ferry	274,896	13,915,235
Resources Connection, Inc.	163,589	3,006,766
TrueBlue, Inc. (a)	169,250	3,313,915
		54,134,938

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Anywhere Real Estate, Inc. (a)	561,845	$ 3,590,190
Cushman & Wakefield PLC (a)	836,632	10,424,435
Douglas Elliman, Inc.	347,081	1,412,620
Marcus & Millichap, Inc.	127,312	4,385,898
RE/MAX Holdings, Inc. Class A	97,485	1,817,120
St. Joe Co.	173,933	6,722,510
		28,352,773
ROAD & RAIL — 0.4%
ArcBest Corp.	125,699	8,803,958
Heartland Express, Inc.	244,199	3,746,013
Marten Transport, Ltd.	299,730	5,928,659
		18,478,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Alpha & Omega Semiconductor, Ltd. (a)	115,351	3,295,578
Axcelis Technologies, Inc. (a)	169,210	13,428,506
CEVA, Inc. (a)	121,121	3,098,275
Cohu, Inc. (a)	245,040	7,853,532
Diodes, Inc. (a)	234,301	17,839,678
FormFactor, Inc. (a)	396,442	8,812,906
Ichor Holdings, Ltd. (a)	150,002	4,023,054
Kulicke & Soffa Industries, Inc.	299,125	13,239,273
MaxLinear, Inc. (a)	372,274	12,638,702
Onto Innovation, Inc. (a)	255,099	17,369,691
PDF Solutions, Inc. (a)	154,105	4,395,075
Photronics, Inc. (a)	316,986	5,334,874
Rambus, Inc. (a)	553,844	19,838,692
Semtech Corp. (a)	326,862	9,377,671
SMART Global Holdings, Inc. (a) (b)	249,414	3,711,280
Ultra Clean Holdings, Inc. (a)	234,023	7,757,862
Veeco Instruments, Inc. (a)	264,131	4,907,554
		156,922,203
SOFTWARE — 2.4%
8x8, Inc. (a)	571,523	2,468,979
A10 Networks, Inc.	328,310	5,459,795
Adeia, Inc.	539,300	5,112,564
Agilysys, Inc. (a)	102,997	8,151,183
Alarm.com Holdings, Inc. (a)	258,663	12,798,645
Cerence, Inc. (a)	205,627	3,810,268
Consensus Cloud Solutions, Inc. (a)	91,938	4,942,587
Digital Turbine, Inc. (a)	463,354	7,061,515
Ebix, Inc.	121,516	2,425,459
InterDigital, Inc.	152,552	7,548,273
LivePerson, Inc. (a) (b)	359,947	3,649,863
Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	342,017	$ 8,016,879
OneSpan, Inc. (a)	182,286	2,039,780
Progress Software Corp.	221,417	11,170,488
SPS Commerce, Inc. (a)	185,757	23,856,772
Xperi, Inc. (a)	215,687	1,857,065
		110,370,115
SPECIALTY RETAIL — 4.7%
Aaron's Co., Inc.	159,826	1,909,921
Abercrombie & Fitch Co. Class A (a) (b)	254,152	5,822,622
Academy Sports & Outdoors, Inc.	410,981	21,592,942
American Eagle Outfitters, Inc. (a)	897,300	12,526,308
America's Car-Mart, Inc. (a)	29,613	2,139,835
Asbury Automotive Group, Inc. (a)	114,009	20,436,113
Bed Bath & Beyond, Inc. (a) (b)	363,075	911,318
Boot Barn Holdings, Inc. (a)	153,430	9,592,444
Buckle, Inc.	151,969	6,891,794
Caleres, Inc.	186,960	4,165,469
Chico's FAS, Inc. (a)	652,923	3,212,381
Children's Place, Inc. (a)	68,955	2,511,341
Designer Brands, Inc. Class A	260,074	2,543,524
Genesco, Inc. (a)	63,533	2,923,789
Group 1 Automotive, Inc.	75,088	13,543,622
Guess?, Inc.	156,147	3,230,681
Haverty Furniture Cos., Inc.	67,533	2,019,237
Hibbett, Inc.	65,692	4,481,508
Leslie's, Inc. (a)	763,017	9,316,438
MarineMax, Inc. (a) (b)	112,641	3,516,652
Monro, Inc.	161,802	7,313,450
National Vision Holdings, Inc. (a)	406,501	15,755,979
ODP Corp. (a)	207,455	9,447,501
Rent-A-Center, Inc.	257,565	5,808,091
Sally Beauty Holdings, Inc. (a) (b)	550,273	6,889,418
Shoe Carnival, Inc.	88,145	2,107,547
Signet Jewelers, Ltd.	238,254	16,201,272
Sleep Number Corp. (a) (b)	113,975	2,961,070
Sonic Automotive, Inc. Class A	85,618	4,218,399
Urban Outfitters, Inc. (a) (b)	308,209	7,350,785
Zumiez, Inc. (a) (b)	81,080	1,762,679
		213,104,130
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	678,996	5,024,570
Avid Technology, Inc. (a)	170,427	4,531,654
Corsair Gaming, Inc. (a) (b)	199,709	2,710,051
		12,266,275

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
G-III Apparel Group, Ltd. (a)	218,786	$ 2,999,556
Kontoor Brands, Inc.	254,123	10,162,379
Movado Group, Inc.	82,837	2,671,493
Oxford Industries, Inc.	76,935	7,168,803
Steven Madden, Ltd.	376,976	12,048,153
Unifi, Inc. (a)	112	964
Wolverine World Wide, Inc.	410,346	4,485,082
		39,536,430
THRIFTS & MORTGAGE FINANCE — 2.0%
Axos Financial, Inc. (a)	276,318	10,560,874
Capitol Federal Financial, Inc.	670,729	5,801,806
Mr Cooper Group, Inc. (a)	363,493	14,586,974
NMI Holdings, Inc. Class A (a)	430,039	8,987,815
Northfield Bancorp, Inc.	215,421	3,388,572
Northwest Bancshares, Inc.	653,496	9,135,874
Provident Financial Services, Inc.	390,144	8,333,476
TrustCo Bank Corp.	97,669	3,671,378
Walker & Dunlop, Inc.	158,081	12,406,197
WSFS Financial Corp.	317,242	14,383,752
		91,256,718
TOBACCO — 0.3%
Universal Corp.	126,222	6,665,784
Vector Group, Ltd.	676,749	8,026,243
		14,692,027
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	198,791	25,053,629
Boise Cascade Co.	203,140	13,949,624
DXP Enterprises, Inc. (a)	82,529	2,273,674
GMS, Inc. (a)	218,335	10,873,083
NOW, Inc. (a)	567,897	7,212,292
Veritiv Corp.	69,404	8,447,161
		67,809,463
WATER UTILITIES — 1.2%
American States Water Co.	190,387	17,620,317
California Water Service Group	283,706	17,203,932
Middlesex Water Co.	90,705	7,135,762
SJW Group	137,376	11,153,557
		53,113,568
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	333,365	4,920,467
Shenandoah Telecommunications Co.	257,151	4,083,558
Security Description	Shares	Value
Telephone & Data Systems, Inc.	512,734	$ 5,378,580
		14,382,605
TOTAL COMMON STOCKS (Cost $4,786,466,864)		4,502,904,997

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
TOTAL RIGHTS (Cost $44)		10,486
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	4,716,504	4,717,448
State Street Navigator Securities Lending Portfolio II (h) (i)	224,055,583	224,055,583
TOTAL SHORT-TERM INVESTMENTS (Cost $228,772,814)		228,773,031
TOTAL INVESTMENTS — 104.8% (Cost $5,015,239,722)		4,731,688,514
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(217,934,836)
NET ASSETS — 100.0%		$ 4,513,753,678
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	39	03/17/2023	$3,547,145	$3,453,255	$(93,890)

During the period ended December 31, 2022, average notional value related to futures contracts was $3,588,721.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,502,904,997	$ —	$ 0(a)	$4,502,904,997
Rights	—	10,486	—	10,486
Short-Term Investments	228,773,031	—	—	228,773,031
TOTAL INVESTMENTS	$4,731,678,028	$10,486	$ 0	$4,731,688,514
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ (93,890)	$ —	$—	$ (93,890)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (93,890)	$ —	$—	$ (93,890)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,731,584,138	$10,486	$ 0	$4,731,594,624
(a)	The Portfolio held Level 3 securities that were valued at $0 at December 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,586,637	$ 6,585,978	$ 93,722,034	$ 95,592,668	$1,801	$303	4,716,504	$ 4,717,448	$ 59,327
State Street Navigator Securities Lending Portfolio II	162,702,935	162,702,935	677,984,089	616,631,441	—	—	224,055,583	224,055,583	353,426
Total		$169,288,913	$771,706,123	$712,224,109	$1,801	$303		$228,773,031	$412,753
See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.9%
AAR Corp. (a)	5,388	$ 241,921
Aerojet Rocketdyne Holdings, Inc. (a)	11,298	631,897
AeroVironment, Inc. (a)	3,094	265,032
Axon Enterprise, Inc. (a)	9,918	1,645,694
Boeing Co. (a)	84,936	16,179,459
Curtiss-Wright Corp.	6,722	1,122,507
General Dynamics Corp.	35,596	8,831,723
Hexcel Corp.	13,290	782,116
Howmet Aerospace, Inc.	60,841	2,397,744
Huntington Ingalls Industries, Inc.	6,505	1,500,573
Kaman Corp.	4,334	96,648
L3Harris Technologies, Inc.	30,907	6,435,146
Lockheed Martin Corp.	36,399	17,707,749
Mercury Systems, Inc. (a)	8,361	374,071
Moog, Inc. Class A	4,560	400,186
National Presto Industries, Inc.	108	7,394
Northrop Grumman Corp.	22,613	12,337,879
Park Aerospace Corp.	2,792	37,441
Raytheon Technologies Corp.	231,348	23,347,640
Textron, Inc.	35,471	2,511,347
TransDigm Group, Inc.	8,055	5,071,831
Triumph Group, Inc. (a)	10,328	108,651
Woodward, Inc.	8,952	864,853
		102,899,502
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	4,648	468,518
C.H. Robinson Worldwide, Inc.	21,206	1,941,621
Expeditors International of Washington, Inc.	26,244	2,727,277
FedEx Corp.	37,154	6,435,073
Forward Air Corp.	4,438	465,502
GXO Logistics, Inc. (a)	14,643	625,110
Hub Group, Inc. Class A (a)	5,188	412,394
United Parcel Service, Inc. Class B	111,757	19,427,837
		32,503,332
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	19,301	828,785
Allegiant Travel Co. (a)	2,094	142,371
American Airlines Group, Inc. (a)	95,244	1,211,504
Delta Air Lines, Inc. (a)	98,273	3,229,251
Hawaiian Holdings, Inc. (a)	6,676	68,496
JetBlue Airways Corp. (a)	46,585	301,871
SkyWest, Inc. (a)	7,849	129,587
Southwest Airlines Co.	89,386	3,009,626
Sun Country Airlines Holdings, Inc. (a)	234	3,711
United Airlines Holdings, Inc. (a)	46,639	1,758,290
		10,683,492
Security Description	Shares	Value
AUTO COMPONENTS — 0.2%
Adient PLC (a)	13,812	$ 479,138
American Axle & Manufacturing Holdings, Inc. (a)	14,291	111,756
Aptiv PLC (a)	40,990	3,817,399
BorgWarner, Inc.	37,420	1,506,155
Dana, Inc.	23,772	359,670
Dorman Products, Inc. (a)	4,586	370,870
Fox Factory Holding Corp. (a)	5,633	513,899
Gentex Corp.	38,120	1,039,532
Gentherm, Inc. (a)	5,019	327,691
Goodyear Tire & Rubber Co. (a)	43,375	440,256
LCI Industries	4,130	381,819
Lear Corp.	8,670	1,075,253
Motorcar Parts of America, Inc. (a)	1,249	14,813
Patrick Industries, Inc.	3,022	183,133
Standard Motor Products, Inc.	2,462	85,678
Visteon Corp. (a)	4,421	578,399
XPEL, Inc. (a)	2,400	144,144
		11,429,605
AUTOMOBILES — 1.2%
Ford Motor Co.	601,408	6,994,375
General Motors Co.	222,675	7,490,787
Harley-Davidson, Inc.	23,840	991,744
Tesla, Inc. (a)	418,698	51,575,220
Thor Industries, Inc.	8,267	624,076
Winnebago Industries, Inc.	5,163	272,090
		67,948,292
BANKS — 4.1%
Ameris Bancorp	8,625	406,583
Associated Banc-Corp.	24,684	569,954
Banc of California, Inc.	8,103	129,081
BancFirst Corp.	2,752	242,671
Bancorp, Inc. (a)	8,034	228,005
Bank of America Corp.	1,089,010	36,068,011
Bank of Hawaii Corp.	6,406	496,849
Bank OZK	18,848	755,051
BankUnited, Inc.	14,205	482,544
Banner Corp.	4,936	311,955
Berkshire Hills Bancorp, Inc.	6,967	208,313
Brookline Bancorp, Inc.	13,089	185,209
Cadence Bank	26,847	662,047
Cathay General Bancorp	11,565	471,736
Central Pacific Financial Corp.	5,230	106,064
Citigroup, Inc.	297,078	13,436,838
Citizens Financial Group, Inc.	75,960	2,990,545
City Holding Co.	2,641	245,851
Columbia Banking System, Inc.	9,119	274,755
Comerica, Inc.	21,584	1,442,890
Commerce Bancshares, Inc.	18,057	1,229,140
Community Bank System, Inc.	8,252	519,463
Cullen/Frost Bankers, Inc.	8,990	1,201,963
Customers Bancorp, Inc. (a)	5,291	149,947
CVB Financial Corp.	19,044	490,383

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dime Community Bancshares, Inc.	5,183	$ 164,975
Eagle Bancorp, Inc.	5,392	237,625
East West Bancorp, Inc.	22,109	1,456,983
FB Financial Corp.	3,033	109,613
Fifth Third Bancorp	109,064	3,578,390
First BanCorp (b)	33,883	430,992
First BanCorp (b)	1,120	47,981
First Commonwealth Financial Corp.	15,677	219,008
First Financial Bancorp	13,788	334,083
First Financial Bankshares, Inc.	21,664	745,242
First Hawaiian, Inc.	20,505	533,950
First Horizon Corp.	74,681	1,829,685
First Republic Bank	27,085	3,301,391
FNB Corp.	50,997	665,511
Fulton Financial Corp.	25,952	436,772
Glacier Bancorp, Inc.	13,939	688,865
Hancock Whitney Corp.	14,210	687,622
Hanmi Financial Corp.	5,290	130,928
Heritage Financial Corp.	5,184	158,838
Hilltop Holdings, Inc.	9,457	283,805
Home BancShares, Inc.	24,386	555,757
HomeStreet, Inc.	3,919	108,086
Hope Bancorp, Inc.	20,946	268,318
Huntington Bancshares, Inc.	225,860	3,184,626
Independent Bank Corp.	5,732	483,953
Independent Bank Group, Inc.	5,526	332,002
International Bancshares Corp.	8,495	388,731
JPMorgan Chase & Co.	454,935	61,006,784
KeyCorp.	149,295	2,600,719
Lakeland Financial Corp.	3,934	287,064
M&T Bank Corp.	27,630	4,008,008
National Bank Holdings Corp. Class A	5,329	224,191
NBT Bancorp, Inc.	7,746	336,331
OFG Bancorp	7,381	203,420
Old National Bancorp	44,252	795,651
Pacific Premier Bancorp, Inc.	15,280	482,237
PacWest Bancorp	18,856	432,745
Park National Corp.	2,252	316,969
Pathward Financial, Inc.	5,344	230,059
Pinnacle Financial Partners, Inc.	11,425	838,595
PNC Financial Services Group, Inc.	65,149	10,289,633
Preferred Bank	2,202	164,313
Prosperity Bancshares, Inc.	14,159	1,029,076
Regions Financial Corp.	149,743	3,228,459
Renasant Corp.	8,852	332,747
S&T Bancorp, Inc.	5,818	198,859
Seacoast Banking Corp. of Florida	6,099	190,228
ServisFirst Bancshares, Inc.	7,328	504,972
Signature Bank	9,912	1,142,061
Simmons First National Corp. Class A	17,719	382,376
Southside Bancshares, Inc.	5,160	185,708
Security Description	Shares	Value
Stellar Bancorp, Inc.	3,547	$ 104,495
SVB Financial Group (a)	9,187	2,114,296
Synovus Financial Corp.	23,180	870,409
Texas Capital Bancshares, Inc. (a)	7,838	472,710
Tompkins Financial Corp.	1,924	149,264
Triumph Financial, Inc. (a)	3,091	151,057
Truist Financial Corp.	207,508	8,929,069
Trustmark Corp.	10,329	360,585
UMB Financial Corp.	5,515	460,613
Umpqua Holdings Corp.	34,535	616,450
United Bankshares, Inc.	17,324	701,449
United Community Banks, Inc.	11,923	402,997
US Bancorp	210,822	9,193,947
Valley National Bancorp	60,875	688,496
Veritex Holdings, Inc.	5,513	154,805
Washington Federal, Inc.	12,136	407,163
Webster Financial Corp.	28,534	1,350,800
Wells Fargo & Co.	587,658	24,264,399
Westamerica BanCorp	3,292	194,261
Wintrust Financial Corp.	8,504	718,758
Zions Bancorp NA	24,953	1,226,690
		227,613,498
BEVERAGES — 1.8%
Boston Beer Co., Inc. Class A (a)	1,528	503,507
Brown-Forman Corp. Class B	28,441	1,868,005
Celsius Holdings, Inc. (a)	4,503	468,492
Coca-Cola Co.	607,131	38,619,603
Coca-Cola Consolidated, Inc.	486	249,007
Constellation Brands, Inc. Class A	26,026	6,031,525
Keurig Dr. Pepper, Inc.	121,852	4,345,242
MGP Ingredients, Inc.	2,533	269,461
Molson Coors Beverage Co. Class B	29,645	1,527,310
Monster Beverage Corp. (a)	56,967	5,783,860
National Beverage Corp. (a)	4,272	198,776
PepsiCo, Inc.	212,558	38,400,728
		98,265,516
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	275,815	44,574,462
Amgen, Inc.	82,809	21,748,956
Anika Therapeutics, Inc. (a)	2,631	77,878
Arcus Biosciences, Inc. (a)	7,065	146,104
Arrowhead Pharmaceuticals, Inc. (a)	14,968	607,102
Avid Bioservices, Inc. (a)	9,376	129,107
Biogen, Inc. (a)	23,593	6,533,374
Catalyst Pharmaceuticals, Inc. (a)	14,796	275,206
Coherus Biosciences, Inc. (a)	9,468	74,987
Cytokinetics, Inc. (a)	17,348	794,885
Dynavax Technologies Corp. (a)	17,302	184,093
Eagle Pharmaceuticals, Inc. (a)	2,506	73,250

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Emergent BioSolutions, Inc. (a)	7,652	$ 90,370
Enanta Pharmaceuticals, Inc. (a)	2,650	123,278
Exelixis, Inc. (a)	48,421	776,673
Gilead Sciences, Inc.	193,284	16,593,431
Halozyme Therapeutics, Inc. (a)	20,025	1,139,422
Incyte Corp. (a)	28,711	2,306,067
Ironwood Pharmaceuticals, Inc. (a)	1,414	17,519
iTeos Therapeutics, Inc. (a) (c)	3,043	59,430
Ligand Pharmaceuticals, Inc. (a)	2,440	162,992
Moderna, Inc. (a)	53,753	9,655,114
Myriad Genetics, Inc. (a)	12,615	183,044
Neurocrine Biosciences, Inc. (a)	14,279	1,705,484
Organogenesis Holdings, Inc. (a)	7,696	20,702
Regeneron Pharmaceuticals, Inc. (a)	16,795	12,117,425
REGENXBIO, Inc. (a)	5,317	120,590
Spectrum Pharmaceuticals, Inc. (a)	22	8
uniQure NV (a)	5,422	122,917
United Therapeutics Corp. (a)	6,910	1,921,602
Vanda Pharmaceuticals, Inc. (a)	8,240	60,894
Vericel Corp. (a)	11,781	310,311
Vertex Pharmaceuticals, Inc. (a)	39,924	11,529,253
Vir Biotechnology, Inc. (a)	11,365	287,648
Xencor, Inc. (a)	8,829	229,907
		134,753,485
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	21,110	1,208,336
AAON, Inc.	5,814	437,910
Allegion PLC	14,058	1,479,745
American Woodmark Corp. (a)	2,581	126,108
Apogee Enterprises, Inc.	5,072	225,501
Builders FirstSource, Inc. (a)	25,253	1,638,415
Carlisle Cos., Inc.	8,218	1,936,572
Carrier Global Corp.	134,735	5,557,819
Fortune Brands Innovations, Inc.	21,543	1,230,321
Gibraltar Industries, Inc. (a)	5,004	229,583
Griffon Corp.	7,661	274,187
Insteel Industries, Inc.	2,674	73,588
Johnson Controls International PLC	110,895	7,097,280
Lennox International, Inc.	5,253	1,256,675
Masco Corp.	40,296	1,880,614
Masterbrand, Inc.	21,543	162,650
Owens Corning	16,772	1,430,652
PGT Innovations, Inc. (a)	8,430	151,403
Quanex Building Products Corp. (c)	5,173	122,497
Resideo Technologies, Inc. (a)	6,204	102,056
Simpson Manufacturing Co., Inc.	6,462	572,921
Trane Technologies PLC	36,932	6,207,900
Security Description	Shares	Value
Trex Co., Inc. (a)	18,232	$ 771,760
UFP Industries, Inc.	9,584	759,532
		34,934,025
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	7,199	1,140,538
Ameriprise Financial, Inc.	17,905	5,575,080
B Riley Financial, Inc.	2,680	91,656
Bank of New York Mellon Corp.	124,467	5,665,738
BlackRock, Inc.	23,450	16,617,374
Blucora, Inc. (a)	7,814	199,491
Brightsphere Investment Group, Inc.	4,318	88,864
Cboe Global Markets, Inc.	16,938	2,125,211
Charles Schwab Corp.	237,961	19,812,633
CME Group, Inc.	55,375	9,311,860
Donnelley Financial Solutions, Inc. (a)	4,945	191,124
Evercore, Inc. Class A	5,862	639,427
FactSet Research Systems, Inc.	6,128	2,458,615
Federated Hermes, Inc.	14,707	534,011
Franklin Resources, Inc.	42,989	1,134,050
Goldman Sachs Group, Inc.	51,882	17,815,241
Interactive Brokers Group, Inc. Class A	12,514	905,388
Intercontinental Exchange, Inc.	86,377	8,861,416
Invesco, Ltd.	58,273	1,048,331
Janus Henderson Group PLC	23,680	556,954
Jefferies Financial Group, Inc.	31,983	1,096,377
MarketAxess Holdings, Inc.	6,034	1,682,822
Moody's Corp.	25,022	6,971,630
Morgan Stanley	205,624	17,482,152
MSCI, Inc.	12,583	5,853,234
Nasdaq, Inc.	54,205	3,325,477
Northern Trust Corp.	32,096	2,840,175
Piper Sandler Cos.	2,237	291,235
Raymond James Financial, Inc.	28,629	3,059,009
S&P Global, Inc.	51,900	17,383,386
SEI Investments Co.	18,658	1,087,761
State Street Corp. (d)	54,509	4,228,263
Stifel Financial Corp.	16,115	940,633
StoneX Group, Inc. (a)	2,584	246,255
T Rowe Price Group, Inc.	34,779	3,792,998
Virtus Investment Partners, Inc.	850	162,724
WisdomTree, Inc. (c)	18,322	99,855
		165,316,988
CHEMICALS — 2.0%
AdvanSix, Inc.	5,143	195,537
Air Products & Chemicals, Inc.	34,154	10,528,312
Albemarle Corp.	18,397	3,989,573
American Vanguard Corp.	4,215	91,508
Ashland, Inc.	8,675	932,823
Avient Corp.	12,332	416,328
Balchem Corp.	4,980	608,108
Cabot Corp.	8,835	590,531
Celanese Corp.	17,792	1,819,054

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CF Industries Holdings, Inc.	33,454	$ 2,850,281
Chemours Co.	25,161	770,430
Corteva, Inc.	114,281	6,717,437
Dow, Inc.	114,261	5,757,612
DuPont de Nemours, Inc.	82,879	5,687,986
Eastman Chemical Co.	21,138	1,721,479
Ecolab, Inc.	38,452	5,597,073
FMC Corp.	19,901	2,483,645
FutureFuel Corp.	5,140	41,788
Hawkins, Inc.	3,540	136,644
HB Fuller Co.	8,156	584,133
Ingevity Corp. (a)	6,455	454,690
Innospec, Inc.	3,946	405,886
International Flavors & Fragrances, Inc.	37,956	3,979,307
Koppers Holdings, Inc.	2,752	77,606
Linde PLC	77,124	25,156,306
Livent Corp. (a)	23,311	463,190
LyondellBasell Industries NV Class A	39,578	3,286,161
Mativ Holdings, Inc.	8,754	182,959
Minerals Technologies, Inc.	5,210	316,351
Mosaic Co.	53,561	2,349,721
NewMarket Corp.	737	229,288
Olin Corp.	23,203	1,228,367
PPG Industries, Inc.	36,383	4,574,798
Quaker Chemical Corp.	2,094	349,489
Rayonier Advanced Materials, Inc. (a)	9,827	94,339
RPM International, Inc.	20,420	1,989,929
Scotts Miracle-Gro Co.	6,366	309,324
Sensient Technologies Corp.	6,715	489,658
Sherwin-Williams Co.	36,250	8,603,212
Stepan Co.	2,756	293,404
Tredegar Corp.	3,963	40,502
Trinseo PLC	6,010	136,487
Valvoline, Inc.	29,019	947,470
Westlake Corp.	5,346	548,179
		108,026,905
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	10,180	452,196
Brady Corp. Class A	7,701	362,717
Brink's Co.	7,795	418,669
Cintas Corp.	13,366	6,036,353
Clean Harbors, Inc. (a)	7,723	881,349
Copart, Inc. (a)	63,983	3,895,925
CoreCivic, Inc. REIT (a)	21,754	251,476
Deluxe Corp.	7,959	135,144
Harsco Corp. (a)	13,162	82,789
Healthcare Services Group, Inc.	11,455	137,460
HNI Corp.	6,782	192,812
IAA, Inc. (a)	20,968	838,720
Interface, Inc.	10,453	103,171
KAR Auction Services, Inc. (a)	20,036	261,470
Matthews International Corp. Class A	5,258	160,054
Security Description	Shares	Value
MillerKnoll, Inc.	9,857	$ 207,096
MSA Safety, Inc.	5,344	770,551
Pitney Bowes, Inc.	26,894	102,197
Republic Services, Inc.	32,357	4,173,729
Rollins, Inc.	31,750	1,160,145
Stericycle, Inc. (a)	13,993	698,111
Tetra Tech, Inc.	8,561	1,242,972
UniFirst Corp.	2,356	454,684
Viad Corp. (a)	2,762	67,365
Waste Management, Inc.	59,963	9,406,995
		32,494,150
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN Holdings, Inc.	8,134	152,838
Arista Networks, Inc. (a)	38,643	4,689,328
CalAmp Corp. (a)	5,336	23,905
Calix, Inc. (a)	8,508	582,203
Ciena Corp. (a)	23,933	1,220,104
Cisco Systems, Inc.	648,771	30,907,451
Clearfield, Inc. (a)	1,742	163,992
Comtech Telecommunications Corp.	3,906	47,419
Digi International, Inc. (a)	4,795	175,257
Extreme Networks, Inc. (a)	19,698	360,670
F5, Inc. (a)	9,606	1,378,557
Harmonic, Inc. (a)	20,264	265,458
Juniper Networks, Inc.	50,749	1,621,938
Lumentum Holdings, Inc. (a)	11,758	613,415
Motorola Solutions, Inc.	25,958	6,689,636
NETGEAR, Inc. (a)	4,964	89,898
NetScout Systems, Inc. (a)	10,979	356,927
Viasat, Inc. (a)	8,872	280,799
Viavi Solutions, Inc. (a)	35,790	376,153
		49,995,948
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	23,394	1,986,852
Arcosa, Inc.	7,384	401,247
Comfort Systems USA, Inc.	5,312	611,305
Dycom Industries, Inc. (a)	4,956	463,882
EMCOR Group, Inc.	8,635	1,278,930
Fluor Corp. (a)	19,601	679,371
Granite Construction, Inc.	8,050	282,313
MasTec, Inc. (a)	8,914	760,632
MDU Resources Group, Inc.	31,652	960,322
MYR Group, Inc. (a)	2,536	233,489
NV5 Global, Inc. (a)	1,875	248,100
Quanta Services, Inc.	21,746	3,098,805
Valmont Industries, Inc.	2,484	821,384
		11,826,632
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,639	881,991
Martin Marietta Materials, Inc.	9,615	3,249,582
Vulcan Materials Co.	19,723	3,453,694
		7,585,267

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.5%
American Express Co.	94,909	$ 14,022,805
Capital One Financial Corp.	64,319	5,979,094
Discover Financial Services	46,799	4,578,346
Encore Capital Group, Inc. (a) (c)	5,038	241,522
Enova International, Inc. (a)	4,210	161,538
EZCORP, Inc. Class A (a) (c)	8,383	68,321
FirstCash Holdings, Inc.	6,613	574,736
Green Dot Corp. Class A (a)	8,288	131,116
LendingTree, Inc. (a)	2,085	44,473
Navient Corp.	8,696	143,049
PRA Group, Inc. (a)	7,178	242,473
Prog Holdings, Inc. (a)	3,158	53,339
SLM Corp.	46,906	778,639
Synchrony Financial	83,330	2,738,224
World Acceptance Corp. (a) (c)	478	31,519
		29,789,194
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	240,115	2,859,770
AptarGroup, Inc.	9,967	1,096,171
Avery Dennison Corp.	12,837	2,323,497
Ball Corp.	50,244	2,569,478
Greif, Inc. Class A	2,366	158,664
International Paper Co.	60,180	2,084,033
Myers Industries, Inc.	5,165	114,818
O-I Glass, Inc. (a)	23,992	397,547
Packaging Corp. of America	14,646	1,873,370
Sealed Air Corp.	24,054	1,199,813
Silgan Holdings, Inc.	12,408	643,231
Sonoco Products Co.	15,825	960,736
Westrock Co.	40,921	1,438,782
		17,719,910
DISTRIBUTORS — 0.1%
Genuine Parts Co.	22,130	3,839,776
LKQ Corp.	43,422	2,319,169
Pool Corp.	6,348	1,919,191
		8,078,136
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	7,782	276,261
American Public Education, Inc. (a)	2,489	30,590
Frontdoor, Inc. (a)	12,763	265,470
Graham Holdings Co. Class B	286	172,804
Grand Canyon Education, Inc. (a)	7,034	743,213
H&R Block, Inc.	27,887	1,018,154
Mister Car Wash, Inc. (a)	12,290	113,437
Perdoceo Education Corp. (a)	11,094	154,207
Service Corp. International	26,914	1,860,834
Strategic Education, Inc.	3,916	306,701
Stride, Inc. (a)	351	10,979
Security Description	Shares	Value
WW International, Inc. (a)	7,665	$ 29,587
		4,982,237
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	280,411	86,618,958
Voya Financial, Inc.	16,966	1,043,239
		87,662,197
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	1,096,269	20,182,312
ATN International, Inc.	2,531	114,680
Cogent Communications Holdings, Inc.	6,667	380,552
Consolidated Communications Holdings, Inc. (a)	11,266	40,332
Frontier Communications Parent, Inc. (a)	34,570	880,844
Iridium Communications, Inc. (a)	20,348	1,045,887
Lumen Technologies, Inc. (c)	153,513	801,338
Verizon Communications, Inc.	648,017	25,531,870
		48,977,815
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	8,108	523,047
Alliant Energy Corp.	38,684	2,135,744
American Electric Power Co., Inc.	76,663	7,279,152
Constellation Energy Corp.	50,146	4,323,087
Duke Energy Corp.	119,175	12,273,833
Edison International	57,679	3,669,538
Entergy Corp.	31,144	3,503,700
Evergy, Inc.	35,377	2,226,275
Eversource Energy	51,996	4,359,345
Exelon Corp.	150,429	6,503,046
FirstEnergy Corp.	83,521	3,502,871
Hawaiian Electric Industries, Inc.	16,923	708,228
IDACORP, Inc.	7,665	826,670
NextEra Energy, Inc.	310,023	25,917,923
NRG Energy, Inc.	37,510	1,193,568
OGE Energy Corp.	31,479	1,244,994
PG&E Corp. (a)	249,785	4,061,504
Pinnacle West Capital Corp.	17,928	1,363,245
PNM Resources, Inc.	12,746	621,877
Portland General Electric Co.	13,814	676,886
PPL Corp.	117,657	3,437,937
Southern Co.	162,893	11,632,189
Xcel Energy, Inc.	81,475	5,712,212
		107,696,871
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	5,504	911,517
AMETEK, Inc.	35,229	4,922,196
AZZ, Inc.	4,880	196,176
Eaton Corp. PLC	61,570	9,663,411
Emerson Electric Co.	92,253	8,861,823

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Encore Wire Corp.	2,762	$ 379,941
EnerSys	6,700	494,728
Generac Holdings, Inc. (a)	9,708	977,207
Hubbell, Inc.	8,350	1,959,578
nVent Electric PLC	24,949	959,788
Powell Industries, Inc. (c)	1,566	55,092
Regal Rexnord Corp.	10,994	1,319,060
Rockwell Automation, Inc.	17,980	4,631,109
Sunrun, Inc. (a)	32,908	790,450
Vicor Corp. (a)	2,702	145,233
		36,267,309
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	5,756	493,750
Amphenol Corp. Class A	92,244	7,023,458
Arlo Technologies, Inc. (a)	11,495	40,348
Arrow Electronics, Inc. (a)	11,667	1,220,018
Avnet, Inc.	15,321	637,047
Badger Meter, Inc.	4,625	504,264
Belden, Inc.	6,186	444,773
Benchmark Electronics, Inc.	5,471	146,021
CDW Corp.	21,816	3,895,901
Cognex Corp.	27,451	1,293,217
Coherent Corp. (a)	18,318	642,962
Corning, Inc.	117,581	3,755,537
CTS Corp.	5,084	200,411
ePlus, Inc. (a)	4,816	213,253
Fabrinet (a)	5,438	697,260
FARO Technologies, Inc. (a)	2,664	78,348
Insight Enterprises, Inc. (a)	5,183	519,700
IPG Photonics Corp. (a)	5,320	503,644
Itron, Inc. (a)	6,238	315,955
Jabil, Inc.	21,212	1,446,658
Keysight Technologies, Inc. (a)	28,336	4,847,440
Knowles Corp. (a)	14,634	240,290
Littelfuse, Inc.	3,941	867,808
Methode Electronics, Inc.	5,370	238,267
National Instruments Corp.	20,081	740,989
Novanta, Inc. (a)	5,452	740,763
OSI Systems, Inc. (a)	2,564	203,889
PC Connection, Inc.	1,947	91,314
Plexus Corp. (a)	4,608	474,302
Rogers Corp. (a)	2,666	318,161
Sanmina Corp. (a)	10,555	604,696
ScanSource, Inc. (a)	5,144	150,308
TD SYNNEX Corp.	6,583	623,476
TE Connectivity, Ltd.	50,910	5,844,468
Teledyne Technologies, Inc. (a)	7,120	2,847,359
Trimble, Inc. (a)	39,179	1,980,890
TTM Technologies, Inc. (a)	15,880	239,470
Vishay Intertechnology, Inc.	21,002	453,013
Vontier Corp.	22,061	426,439
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	8,441	$ 2,164,357
		48,170,224
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	14,808	132,976
Baker Hughes Co.	143,620	4,241,099
Bristow Group, Inc. (a)	4,135	112,183
ChampionX Corp.	22,804	661,088
Core Laboratories NV (c)	7,006	142,012
DMC Global, Inc. (a)	2,409	46,831
Dril-Quip, Inc. (a)	5,189	140,985
Halliburton Co.	136,252	5,361,516
Helix Energy Solutions Group, Inc. (a)	22,003	162,382
Helmerich & Payne, Inc.	17,624	873,622
Nabors Industries, Ltd. (a)	1,098	170,047
Newpark Resources, Inc. (a)	24	100
Nov, Inc.	60,927	1,272,765
Oceaneering International, Inc. (a)	15,935	278,703
Oil States International, Inc. (a)	9,927	74,055
Patterson-UTI Energy, Inc.	30,137	507,507
ProPetro Holding Corp. (a)	13,038	135,204
RPC, Inc.	10,939	97,248
Schlumberger, Ltd.	214,374	11,460,434
US Silica Holdings, Inc. (a)	15,039	187,987
		26,058,744
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	115,645	8,852,625
Cinemark Holdings, Inc. (a)	17,896	154,979
Electronic Arts, Inc.	44,577	5,446,418
Live Nation Entertainment, Inc. (a)	22,185	1,547,182
Marcus Corp.	2,639	37,975
Netflix, Inc. (a)	68,026	20,059,507
Take-Two Interactive Software, Inc. (a)	24,614	2,563,056
Walt Disney Co. (a)	282,001	24,500,247
Warner Bros Discovery, Inc. (a)	336,622	3,191,176
World Wrestling Entertainment, Inc. Class A (c)	7,263	497,661
		66,850,826
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	13,737	197,126
Agree Realty Corp. REIT	15,758	1,117,715
Alexander & Baldwin, Inc. REIT	10,295	192,825
Alexandria Real Estate Equities, Inc. REIT	21,700	3,161,039
American Assets Trust, Inc. REIT	7,774	206,011
American Tower Corp. REIT	71,573	15,163,456
Apartment Income REIT Corp.	23,040	790,502
Armada Hoffler Properties, Inc. REIT	8,175	94,013

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	21,335	$ 3,446,029
Boston Properties, Inc. REIT	21,751	1,469,933
Brandywine Realty Trust REIT	26,957	165,786
Brixmor Property Group, Inc. REIT	46,445	1,052,908
Camden Property Trust REIT	15,772	1,764,571
CareTrust REIT, Inc.	14,930	277,399
Centerspace REIT	978	57,379
Chatham Lodging Trust REIT	7,403	90,835
Community Healthcare Trust, Inc. REIT	3,075	110,085
Corporate Office Properties Trust REIT	18,379	476,751
Cousins Properties, Inc. REIT	23,285	588,878
Crown Castle, Inc. REIT	66,515	9,022,095
CubeSmart REIT	34,985	1,408,146
DiamondRock Hospitality Co. REIT	34,743	284,545
Digital Realty Trust, Inc. REIT	45,135	4,525,686
Douglas Emmett, Inc. REIT	25,613	401,612
Easterly Government Properties, Inc. REIT (c)	9,266	132,226
EastGroup Properties, Inc. REIT	6,338	938,404
Elme Communities REIT	13,738	244,536
EPR Properties REIT	11,531	434,949
Equinix, Inc. REIT	14,287	9,358,414
Equity Residential REIT	52,897	3,120,923
Essential Properties Realty Trust, Inc. REIT	16,640	390,541
Essex Property Trust, Inc. REIT	9,872	2,092,074
Extra Space Storage, Inc. REIT	20,309	2,989,079
Federal Realty Investment Trust REIT	11,190	1,130,638
First Industrial Realty Trust, Inc. REIT	20,370	983,056
Four Corners Property Trust, Inc. REIT	11,015	285,619
Franklin Street Properties Corp. REIT	16,507	45,064
GEO Group, Inc. REIT (a)	21,818	238,907
Getty Realty Corp. REIT	5,683	192,370
Global Net Lease, Inc. REIT	13,798	173,441
Healthcare Realty Trust, Inc. REIT	50,521	973,540
Healthpeak Properties, Inc. REIT	79,940	2,004,096
Hersha Hospitality Trust Class A REIT	8,626	73,494
Highwoods Properties, Inc. REIT	16,414	459,264
Host Hotels & Resorts, Inc. REIT	108,661	1,744,009
Hudson Pacific Properties, Inc. REIT	23,649	230,105
Independence Realty Trust, Inc. REIT	37,587	633,717
Security Description	Shares	Value
Industrial Logistics Properties Trust REIT	7,563	$ 24,731
Innovative Industrial Properties, Inc. REIT (c)	3,635	368,407
Invitation Homes, Inc. REIT	94,924	2,813,547
Iron Mountain, Inc. REIT	44,516	2,219,123
iStar, Inc. REIT	12,019	91,705
JBG SMITH Properties REIT	17,073	324,046
Kilroy Realty Corp. REIT	15,611	603,677
Kimco Realty Corp. REIT	94,286	1,996,977
Kite Realty Group Trust REIT	34,179	719,468
Lamar Advertising Co. Class A REIT	13,652	1,288,749
Life Storage, Inc. REIT	12,682	1,249,177
LTC Properties, Inc. REIT	6,245	221,885
LXP Industrial Trust REIT	40,418	404,988
Macerich Co. REIT	19,820	223,173
Medical Properties Trust, Inc. REIT	84,344	939,592
Mid-America Apartment Communities, Inc. REIT	17,773	2,790,183
National Retail Properties, Inc. REIT	27,383	1,253,046
National Storage Affiliates Trust REIT	16,095	581,351
NexPoint Residential Trust, Inc. REIT	2,754	119,854
Office Properties Income Trust REIT	7,594	101,380
Omega Healthcare Investors, Inc. REIT	35,759	999,464
Orion Office REIT, Inc.	8,549	73,008
Outfront Media, Inc. REIT	16,260	269,591
Park Hotels & Resorts, Inc. REIT	37,283	439,567
Pebblebrook Hotel Trust REIT	20,217	270,706
Physicians Realty Trust REIT	31,821	460,450
PotlatchDeltic Corp. REIT	10,390	457,056
Prologis, Inc. REIT	141,573	15,959,524
Public Storage REIT	25,063	7,022,402
Rayonier, Inc. REIT	21,781	717,902
Realty Income Corp. REIT	99,855	6,333,803
Regency Centers Corp. REIT	24,265	1,516,563
Retail Opportunity Investments Corp. REIT	19,011	285,735
Rexford Industrial Realty, Inc. REIT	24,713	1,350,318
RPT Realty REIT	16,072	161,363
Sabra Health Care REIT, Inc.	32,923	409,233
Safehold, Inc. REIT	2,915	83,427
Saul Centers, Inc. REIT	2,731	111,097
SBA Communications Corp. REIT	16,865	4,727,428
Service Properties Trust REIT	25,908	188,869
Simon Property Group, Inc. REIT	49,277	5,789,062
SITE Centers Corp. REIT	24,218	330,818

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SL Green Realty Corp. REIT	10,946	$ 369,099
Spirit Realty Capital, Inc. REIT	16,137	644,350
STORE Capital Corp. REIT	34,745	1,113,925
Summit Hotel Properties, Inc. REIT	16,642	120,155
Sunstone Hotel Investors, Inc. REIT	33,248	321,176
Tanger Factory Outlet Centers, Inc. REIT	16,049	287,919
UDR, Inc. REIT	46,108	1,785,763
Uniti Group, Inc. REIT	29,462	162,925
Universal Health Realty Income Trust REIT	1,473	70,306
Urban Edge Properties REIT	18,064	254,522
Urstadt Biddle Properties, Inc. Class A REIT	4,704	89,141
Ventas, Inc. REIT	58,635	2,641,507
Veris Residential, Inc. REIT (a)	15,459	246,262
VICI Properties, Inc. REIT	154,149	4,994,428
Vornado Realty Trust REIT	24,979	519,813
Welltower, Inc. REIT	73,695	4,830,707
Weyerhaeuser Co. REIT	114,854	3,560,474
Whitestone REIT	6,535	62,997
Xenia Hotels & Resorts, Inc. REIT	18,307	241,286
		163,542,991
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	5,068	177,329
BJ's Wholesale Club Holdings, Inc. (a)	19,964	1,320,818
Casey's General Stores, Inc.	5,189	1,164,152
Chefs' Warehouse, Inc. (a)	3,169	105,464
Costco Wholesale Corp.	68,775	31,395,787
Grocery Outlet Holding Corp. (a)	11,080	323,425
Kroger Co.	101,665	4,532,226
Performance Food Group Co. (a)	26,278	1,534,372
PriceSmart, Inc.	2,978	181,003
SpartanNash Co.	5,398	163,236
Sprouts Farmers Market, Inc. (a)	18,550	600,464
Sysco Corp.	78,508	6,001,937
United Natural Foods, Inc. (a)	8,484	328,416
Walgreens Boots Alliance, Inc.	110,778	4,138,666
Walmart, Inc.	218,762	31,018,264
		82,985,559
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	85,641	7,951,767
B&G Foods, Inc.	6,268	69,888
Calavo Growers, Inc.	2,696	79,262
Cal-Maine Foods, Inc.	5,474	298,059
Campbell Soup Co.	33,154	1,881,490
Conagra Brands, Inc.	74,926	2,899,636
Darling Ingredients, Inc. (a)	25,390	1,589,160
Flowers Foods, Inc.	27,694	795,926
Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	5,256	$ 137,655
General Mills, Inc.	93,745	7,860,518
Hain Celestial Group, Inc. (a)	12,976	209,952
Hershey Co.	22,782	5,275,628
Hormel Foods Corp.	43,988	2,003,653
Hostess Brands, Inc. (a)	21,166	474,965
Ingredion, Inc.	10,426	1,021,018
J & J Snack Foods Corp.	2,355	352,567
JM Smucker Co.	17,600	2,788,896
John B Sanfilippo & Son, Inc.	608	49,443
Kellogg Co.	39,543	2,817,043
Kraft Heinz Co.	124,254	5,058,380
Lamb Weston Holdings, Inc.	23,003	2,055,548
Lancaster Colony Corp.	2,500	493,250
McCormick & Co., Inc.	38,424	3,184,965
Mondelez International, Inc. Class A	214,581	14,301,824
Pilgrim's Pride Corp. (a)	7,834	185,901
Post Holdings, Inc. (a)	9,548	861,803
Seneca Foods Corp. Class A (a)	865	52,722
Simply Good Foods Co. (a)	13,112	498,649
Tootsie Roll Industries, Inc.	2,846	121,154
TreeHouse Foods, Inc. (a)	8,967	442,791
Tyson Foods, Inc. Class A	45,316	2,820,921
		68,634,434
GAS UTILITIES — 0.1%
Atmos Energy Corp.	19,221	2,154,098
Chesapeake Utilities Corp.	2,550	301,359
National Fuel Gas Co.	13,639	863,349
New Jersey Resources Corp.	13,537	671,706
Northwest Natural Holding Co.	5,090	242,233
ONE Gas, Inc.	8,210	621,661
South Jersey Industries, Inc.	14,427	512,591
Southwest Gas Holdings, Inc.	7,974	493,431
Spire, Inc.	7,898	543,856
UGI Corp.	32,072	1,188,909
		7,593,193
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	272,309	29,896,805
Align Technology, Inc. (a)	11,144	2,350,270
AngioDynamics, Inc. (a)	5,569	76,685
Artivion, Inc. (a)	5,478	66,393
Avanos Medical, Inc. (a)	7,567	204,763
Baxter International, Inc.	78,550	4,003,694
Becton Dickinson & Co.	44,535	11,325,251
BioLife Solutions, Inc. (a)	4,802	87,396
Boston Scientific Corp. (a)	220,548	10,204,756
Cardiovascular Systems, Inc. (a)	5,924	80,685
CONMED Corp.	4,504	399,235
Cooper Cos., Inc.	7,484	2,474,734
Cutera, Inc. (a)	2,583	114,220
DENTSPLY SIRONA, Inc.	34,099	1,085,712
DexCom, Inc. (a)	61,226	6,933,232
Edwards Lifesciences Corp. (a)	96,137	7,172,782

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Embecta Corp.	8,812	$ 222,856
Enovis Corp. (a)	5,446	291,470
Envista Holdings Corp. (a)	24,713	832,087
Glaukos Corp. (a)	6,410	279,989
Globus Medical, Inc. Class A (a)	11,084	823,209
Haemonetics Corp. (a)	7,697	605,369
Heska Corp. (a)	1,609	100,015
Hologic, Inc. (a)	39,415	2,948,636
ICU Medical, Inc. (a)	2,634	414,802
IDEXX Laboratories, Inc. (a)	13,241	5,401,798
Inari Medical, Inc. (a)	8,686	552,082
Inogen, Inc. (a)	2,796	55,109
Integer Holdings Corp. (a)	5,018	343,532
Integra LifeSciences Holdings Corp. (a)	11,099	622,321
Intuitive Surgical, Inc. (a)	54,492	14,459,452
Lantheus Holdings, Inc. (a)	10,114	515,409
LeMaitre Vascular, Inc. (c)	2,593	119,330
LivaNova PLC (a)	7,905	439,044
Masimo Corp. (a)	7,235	1,070,418
Medtronic PLC	206,933	16,082,833
Meridian Bioscience, Inc. (a)	6,753	224,267
Merit Medical Systems, Inc. (a)	7,537	532,263
Mesa Laboratories, Inc.	570	94,740
Neogen Corp. (a)	26,783	407,905
NuVasive, Inc. (a)	7,565	311,981
Omnicell, Inc. (a)	5,670	285,881
OraSure Technologies, Inc. (a)	6,755	32,559
Orthofix Medical, Inc. (a)	2,928	60,112
Penumbra, Inc. (a) (c)	5,213	1,159,684
QuidelOrtho Corp. (a)	9,505	814,293
ResMed, Inc.	22,391	4,660,239
Shockwave Medical, Inc. (a)	5,486	1,127,977
STAAR Surgical Co. (a) (c)	7,056	342,498
STERIS PLC	15,239	2,814,491
Stryker Corp.	50,602	12,371,683
Surmodics, Inc. (a)	2,571	87,723
Tandem Diabetes Care, Inc. (a)	9,612	432,059
Teleflex, Inc.	7,151	1,785,104
Varex Imaging Corp. (a)	5,849	118,735
Zimmer Biomet Holdings, Inc.	31,963	4,075,283
Zimvie, Inc. (a) (c)	339	3,166
Zynex, Inc.	2,530	35,192
		154,434,209
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Acadia Healthcare Co., Inc. (a)	13,921	1,145,977
AdaptHealth Corp. (a)	15,197	292,086
Addus HomeCare Corp. (a)	2,339	232,707
Agiliti, Inc. (a)	5,238	85,432
Amedisys, Inc. (a)	4,634	387,124
AmerisourceBergen Corp.	23,037	3,817,461
AMN Healthcare Services, Inc. (a)	6,520	670,386
Apollo Medical Holdings, Inc. (a)	2,645	78,266
Cardinal Health, Inc.	44,844	3,447,158
Centene Corp. (a)	89,439	7,334,892
Security Description	Shares	Value
Chemed Corp.	2,356	$ 1,202,573
Cigna Corp.	49,074	16,260,179
Community Health Systems, Inc. (a)	18,007	77,790
CorVel Corp. (a)	867	126,001
Cross Country Healthcare, Inc. (a)	5,045	134,046
CVS Health Corp.	199,850	18,624,021
DaVita, Inc. (a)	11,229	838,469
Elevance Health, Inc.	37,195	19,079,919
Encompass Health Corp.	15,665	936,924
Enhabit, Inc. (a)	7,774	102,306
Ensign Group, Inc.	7,947	751,866
Fulgent Genetics, Inc. (a)	1,975	58,815
HCA Healthcare, Inc.	34,899	8,374,364
HealthEquity, Inc. (a)	11,353	699,799
Henry Schein, Inc. (a)	21,614	1,726,310
Humana, Inc.	19,577	10,027,144
Joint Corp. (a)	2,059	28,785
Laboratory Corp. of America Holdings	14,883	3,504,649
LHC Group, Inc. (a)	4,668	754,769
McKesson Corp.	22,176	8,318,661
ModivCare, Inc. (a)	1,986	178,204
Molina Healthcare, Inc. (a)	9,222	3,045,289
OmniAb, Inc. (e)	1,875	—
Option Care Health, Inc. (a)	18,839	566,866
Owens & Minor, Inc.	11,538	225,337
Patterson Cos., Inc.	13,688	383,675
Pediatrix Medical Group, Inc. (a)	13,458	199,986
Pennant Group, Inc. (a)	4,104	45,062
Progyny, Inc. (a)	6,373	198,519
Quest Diagnostics, Inc.	20,443	3,198,103
R1 RCM, Inc. (a)	18,651	204,228
RadNet, Inc. (a)	5,854	110,231
Select Medical Holdings Corp.	16,749	415,878
Tenet Healthcare Corp. (a)	16,499	804,986
UnitedHealth Group, Inc.	145,714	77,254,649
Universal Health Services, Inc. Class B	11,756	1,656,303
US Physical Therapy, Inc.	2,183	176,888
		197,783,083
HEALTH CARE TECHNOLOGY — 0.0% (f)
Allscripts Healthcare Solutions, Inc. (a)	24,184	426,606
Computer Programs & Systems, Inc. (a)	2,056	55,964
HealthStream, Inc. (a)	5,150	127,926
NextGen Healthcare, Inc. (a)	8,568	160,907
OptimizeRx Corp. (a)	2,698	45,326
Simulations Plus, Inc.	1,992	72,848
		889,577
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	4,556	120,187
Bloomin' Brands, Inc.	13,182	265,222

See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Booking Holdings, Inc. (a)	6,061	$ 12,214,612
Boyd Gaming Corp.	12,400	676,172
Brinker International, Inc. (a)	6,055	193,215
Caesars Entertainment, Inc. (a)	31,795	1,322,672
Carnival Corp. (a)	117,264	945,148
Cheesecake Factory, Inc.	6,491	205,830
Chipotle Mexican Grill, Inc. (a)	4,290	5,952,332
Choice Hotels International, Inc. (c)	4,566	514,314
Churchill Downs, Inc.	5,352	1,131,573
Chuy's Holdings, Inc. (a)	2,954	83,598
Cracker Barrel Old Country Store, Inc.	3,924	371,760
Darden Restaurants, Inc.	19,839	2,744,329
Dave & Buster's Entertainment, Inc. (a)	5,477	194,105
Dine Brands Global, Inc. (c)	2,196	141,862
Domino's Pizza, Inc.	5,771	1,999,074
El Pollo Loco Holdings, Inc.	2,803	27,918
Expedia Group, Inc. (a)	23,684	2,074,718
Golden Entertainment, Inc. (a)	3,045	113,883
Hilton Worldwide Holdings, Inc.	42,841	5,413,389
Jack in the Box, Inc.	3,437	234,507
Las Vegas Sands Corp. (a)	50,980	2,450,609
Light & Wonder, Inc. Class A (a)	9,471	555,001
Marriott International, Inc. Class A	41,033	6,109,403
Marriott Vacations Worldwide Corp.	5,681	764,606
McDonald's Corp.	114,639	30,210,816
MGM Resorts International	45,854	1,537,485
Monarch Casino & Resort, Inc. (a)	2,308	177,462
Norwegian Cruise Line Holdings, Ltd. (a)	50,727	620,898
Papa John's International, Inc.	5,817	478,797
Penn Entertainment, Inc. (a)	23,109	686,337
Royal Caribbean Cruises, Ltd. (a)	35,090	1,734,499
Ruth's Hospitality Group, Inc.	5,262	81,456
Shake Shack, Inc. Class A (a)	5,164	214,461
Six Flags Entertainment Corp. (a)	11,559	268,747
Starbucks Corp.	180,380	17,893,696
Texas Roadhouse, Inc.	10,254	932,601
Travel + Leisure Co.	13,863	504,613
Wendy's Co.	27,864	630,562
Wingstop, Inc. (c)	4,686	644,887
Wyndham Hotels & Resorts, Inc.	14,542	1,036,990
Wynn Resorts, Ltd. (a)	15,471	1,275,893
Yum! Brands, Inc.	42,894	5,493,864
		111,244,103
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,452	328,515
Century Communities, Inc.	3,111	155,581
Security Description	Shares	Value
D.R. Horton, Inc.	50,810	$ 4,529,204
Ethan Allen Interiors, Inc.	4,599	121,506
Garmin, Ltd.	23,020	2,124,516
Green Brick Partners, Inc. (a)	7,136	172,905
Helen of Troy, Ltd. (a) (c)	4,104	455,175
Installed Building Products, Inc.	3,334	285,390
iRobot Corp. (a)	4,404	211,965
KB Home	13,985	445,422
La-Z-Boy, Inc.	7,254	165,536
Leggett & Platt, Inc.	20,453	659,200
Lennar Corp. Class A	41,954	3,796,837
LGI Homes, Inc. (a)	2,543	235,482
M/I Homes, Inc. (a)	3,232	149,254
MDC Holdings, Inc.	8,792	277,827
Meritage Homes Corp. (a)	5,625	518,625
Mohawk Industries, Inc. (a)	9,220	942,469
Newell Brands, Inc.	59,191	774,218
NVR, Inc. (a)	449	2,071,049
PulteGroup, Inc.	40,525	1,845,103
Sonos, Inc. (a)	19,752	333,809
Taylor Morrison Home Corp. (a)	19,852	602,508
Tempur Sealy International, Inc.	29,143	1,000,479
Toll Brothers, Inc.	17,884	892,769
TopBuild Corp. (a)	5,072	793,717
Tri Pointe Homes, Inc. (a)	19,721	366,613
Universal Electronics, Inc. (a)	2,159	44,929
Whirlpool Corp.	9,696	1,371,596
		25,672,199
HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. (a)	2,115	79,207
Central Garden & Pet Co. Class A (a)	6,306	225,755
Church & Dwight Co., Inc.	37,944	3,058,666
Clorox Co.	19,192	2,693,213
Colgate-Palmolive Co.	128,758	10,144,843
Energizer Holdings, Inc.	9,009	302,252
Kimberly-Clark Corp.	52,402	7,113,571
Procter & Gamble Co.	369,674	56,027,791
WD-40 Co.	2,194	353,695
		79,998,993
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	103,462	2,975,567
Ormat Technologies, Inc.	6,927	599,047
		3,574,614
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	86,482	10,370,922
General Electric Co.	167,166	14,006,839
Honeywell International, Inc.	105,988	22,713,228
		47,090,989
INSURANCE — 2.6%
Aflac, Inc.	90,609	6,518,411
Allstate Corp.	44,162	5,988,367
Ambac Financial Group, Inc. (a)	7,236	126,196

See accompanying notes to financial statements.
67

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	13,356	$ 609,301
American Financial Group, Inc.	10,692	1,467,798
American International Group, Inc.	123,525	7,811,721
AMERISAFE, Inc.	2,696	140,111
Aon PLC Class A	33,941	10,187,052
Arch Capital Group, Ltd. (a)	57,250	3,594,155
Arthur J Gallagher & Co.	30,020	5,659,971
Assurant, Inc.	9,331	1,166,935
Assured Guaranty, Ltd.	12,338	768,164
Brighthouse Financial, Inc. (a)	7,992	409,750
Brown & Brown, Inc.	35,351	2,013,946
Chubb, Ltd.	65,669	14,486,581
Cincinnati Financial Corp.	23,448	2,400,841
CNO Financial Group, Inc.	21,326	487,299
eHealth, Inc. (a) (c)	3,168	15,333
Employers Holdings, Inc.	5,280	227,726
Everest Re Group, Ltd.	6,449	2,136,360
First American Financial Corp.	16,426	859,737
Genworth Financial, Inc. Class A (a)	72,836	385,302
Globe Life, Inc.	14,839	1,788,841
Hanover Insurance Group, Inc.	5,678	767,268
Hartford Financial Services Group, Inc.	54,692	4,147,294
HCI Group, Inc.	1,056	41,807
Horace Mann Educators Corp.	5,836	218,091
James River Group Holdings, Ltd.	4,947	103,442
Kemper Corp.	8,733	429,664
Kinsale Capital Group, Inc.	2,663	696,428
Lincoln National Corp.	27,702	851,005
Loews Corp.	35,220	2,054,383
Marsh & McLennan Cos., Inc.	78,187	12,938,385
Mercury General Corp.	4,196	143,503
MetLife, Inc.	108,562	7,856,632
Old Republic International Corp.	44,517	1,075,086
Palomar Holdings, Inc. (a)	2,995	135,254
Primerica, Inc.	6,345	899,848
Principal Financial Group, Inc.	39,018	3,274,391
ProAssurance Corp.	10,043	175,451
Progressive Corp.	90,181	11,697,378
Prudential Financial, Inc.	60,544	6,021,706
Reinsurance Group of America, Inc.	10,302	1,463,811
RenaissanceRe Holdings, Ltd.	7,006	1,290,715
RLI Corp.	6,376	836,978
Safety Insurance Group, Inc.	2,584	217,728
Selective Insurance Group, Inc.	8,511	754,160
Selectquote, Inc. (a)	88	59
SiriusPoint, Ltd. (a)	13,117	77,390
Stewart Information Services Corp.	3,235	138,232
Travelers Cos., Inc.	38,740	7,263,363
Trupanion, Inc. (a)	4,716	224,151
United Fire Group, Inc.	2,752	75,295
Security Description	Shares	Value
Universal Insurance Holdings, Inc.	5,245	$ 55,545
Unum Group	32,059	1,315,381
W R Berkley Corp.	32,823	2,381,965
Willis Towers Watson PLC	16,830	4,116,281
		142,987,968
INTERACTIVE MEDIA & SERVICES — 3.6%
Alphabet, Inc. Class A (a)	926,876	81,778,269
Alphabet, Inc. Class C (a)	825,952	73,286,721
Cars.com, Inc. (a)	9,900	136,323
Match Group, Inc. (a)	42,599	1,767,433
Meta Platforms, Inc. Class A (a)	350,738	42,207,811
QuinStreet, Inc. (a)	7,312	104,927
TripAdvisor, Inc. (a)	15,263	274,429
Yelp, Inc. (a)	8,724	238,514
Ziff Davis, Inc. (a)	6,310	499,121
		200,293,548
INTERNET & DIRECT MARKETING RETAIL — 2.2%
Amazon.com, Inc. (a)	1,384,524	116,300,016
eBay, Inc.	81,395	3,375,451
Etsy, Inc. (a)	18,902	2,264,081
Liquidity Services, Inc. (a)	4,198	59,024
PetMed Express, Inc.	2,727	48,268
Shutterstock, Inc.	3,363	177,297
		122,224,137
IT SERVICES — 4.3%
Accenture PLC Class A	97,303	25,964,333
Akamai Technologies, Inc. (a)	25,452	2,145,604
Automatic Data Processing, Inc.	65,854	15,729,886
BM Technologies, Inc. (a)	11	57
Bread Financial Holdings, Inc.	6,550	246,673
Broadridge Financial Solutions, Inc.	17,875	2,397,574
Cognizant Technology Solutions Corp. Class A	82,133	4,697,186
Concentrix Corp.	6,583	876,592
CSG Systems International, Inc.	5,300	303,160
DXC Technology Co. (a)	39,855	1,056,158
EPAM Systems, Inc. (a)	8,700	2,851,338
Euronet Worldwide, Inc. (a) (c)	8,053	760,042
EVERTEC, Inc.	9,366	303,271
ExlService Holdings, Inc. (a)	5,190	879,342
Fidelity National Information Services, Inc.	95,378	6,471,397
Fiserv, Inc. (a)	94,985	9,600,134
FleetCor Technologies, Inc. (a)	12,740	2,340,083
Gartner, Inc. (a)	13,699	4,604,782
Genpact, Ltd.	26,773	1,240,125
Global Payments, Inc.	44,707	4,440,299
International Business Machines Corp.	141,041	19,871,266
Jack Henry & Associates, Inc.	11,899	2,088,988
Kyndryl Holdings, Inc. (a)	27,297	303,543
Mastercard, Inc. Class A	132,416	46,045,016
MAXIMUS, Inc.	9,731	713,574

See accompanying notes to financial statements.
68

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	49,172	$ 5,682,316
Payoneer Global, Inc. (a)	30,628	167,535
PayPal Holdings, Inc. (a)	180,063	12,824,087
Perficient, Inc. (a)	5,049	352,572
Sabre Corp. (a)	44,887	277,402
TTEC Holdings, Inc.	2,637	116,371
Unisys Corp. (a)	13,186	67,380
VeriSign, Inc. (a)	15,258	3,134,604
Visa, Inc. Class A	255,106	53,000,823
Western Union Co.	63,834	878,994
WEX, Inc. (a)	6,860	1,122,639
		233,555,146
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	12,154	876,060
Hasbro, Inc.	20,161	1,230,023
Mattel, Inc. (a)	54,437	971,156
Polaris, Inc.	9,071	916,171
Sturm Ruger & Co., Inc.	2,666	134,953
Topgolf Callaway Brands Corp. (a)	15,360	303,360
Vista Outdoor, Inc. (a)	9,196	224,106
YETI Holdings, Inc. (a)	11,832	488,780
		5,144,609
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	46,863	7,013,048
Azenta, Inc. (a)	11,605	675,643
Bio-Rad Laboratories, Inc. Class A (a)	3,017	1,268,618
Bio-Techne Corp.	24,438	2,025,422
Bruker Corp.	15,625	1,067,969
Charles River Laboratories International, Inc. (a)	7,822	1,704,414
Danaher Corp.	100,252	26,608,886
Illumina, Inc. (a)	24,448	4,943,386
IQVIA Holdings, Inc. (a)	29,385	6,020,693
Medpace Holdings, Inc. (a)	4,341	922,072
Mettler-Toledo International, Inc. (a)	3,676	5,313,474
NeoGenomics, Inc. (a)	18,884	174,488
PerkinElmer, Inc.	19,892	2,789,256
Repligen Corp. (a)	7,368	1,247,476
Sotera Health Co. (a)	1,001	8,338
Syneos Health, Inc. (a)	16,909	620,222
Thermo Fisher Scientific, Inc.	61,047	33,617,972
Waters Corp. (a)	9,597	3,287,740
West Pharmaceutical Services, Inc.	11,399	2,682,755
		101,991,872
MACHINERY — 2.1%
AGCO Corp.	9,522	1,320,606
Alamo Group, Inc.	1,625	230,100
Albany International Corp. Class A	4,862	479,345
Astec Industries, Inc.	3,031	123,240
Barnes Group, Inc.	7,713	315,076
Security Description	Shares	Value
Caterpillar, Inc.	82,785	$ 19,831,975
Chart Industries, Inc. (a) (c)	5,367	618,439
CIRCOR International, Inc. (a)	2,626	62,919
Crane Holdings Co.	7,645	767,940
Cummins, Inc.	22,632	5,483,507
Deere & Co.	43,524	18,661,350
Donaldson Co., Inc.	19,561	1,151,556
Dover Corp.	22,357	3,027,361
Enerpac Tool Group Corp.	9,956	253,380
EnPro Industries, Inc.	3,106	337,591
Esab Corp.	5,446	255,526
ESCO Technologies, Inc.	4,146	362,941
Federal Signal Corp.	9,473	440,210
Flowserve Corp.	20,955	642,899
Fortive Corp.	52,387	3,365,865
Franklin Electric Co., Inc.	6,200	494,450
Graco, Inc.	26,038	1,751,316
Greenbrier Cos., Inc.	5,092	170,735
Hillenbrand, Inc.	11,694	498,983
IDEX Corp.	11,815	2,697,719
Illinois Tool Works, Inc.	44,311	9,761,713
Ingersoll Rand, Inc.	56,531	2,953,745
ITT, Inc.	13,645	1,106,610
John Bean Technologies Corp.	4,922	449,526
Kennametal, Inc.	13,165	316,750
Lincoln Electric Holdings, Inc.	9,262	1,338,266
Lindsay Corp.	1,784	290,524
Middleby Corp. (a)	8,852	1,185,283
Mueller Industries, Inc.	4,836	285,324
Nordson Corp.	7,769	1,846,847
Oshkosh Corp.	10,714	944,868
Otis Worldwide Corp.	62,819	4,919,356
PACCAR, Inc.	53,187	5,263,917
Parker-Hannifin Corp.	20,020	5,825,820
Pentair PLC	25,922	1,165,972
Proto Labs, Inc. (a)	4,234	108,094
Snap-on, Inc.	8,502	1,942,622
SPX Technologies, Inc. (a)	7,068	464,014
Standex International Corp.	2,365	242,200
Stanley Black & Decker, Inc.	24,461	1,837,510
Tennant Co.	2,656	163,530
Terex Corp.	11,468	489,913
Timken Co.	10,751	759,773
Titan International, Inc. (a)	10,011	153,369
Toro Co.	16,663	1,886,252
Trinity Industries, Inc.	13,060	386,184
Wabash National Corp.	8,841	199,807
Watts Water Technologies, Inc. Class A	4,412	645,167
Westinghouse Air Brake Technologies Corp.	27,621	2,756,852
Xylem, Inc.	27,723	3,065,332
		116,100,169
MARINE — 0.0% (f)
Kirby Corp. (a)	8,492	546,460

See accompanying notes to financial statements.
69

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Matson, Inc.	6,828	$ 426,818
		973,278
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	4,233	66,331
Cable One, Inc.	776	552,403
Charter Communications, Inc. Class A (a)	18,053	6,121,772
Comcast Corp. Class A	672,915	23,531,838
DISH Network Corp. Class A (a)	38,925	546,507
EW Scripps Co. Class A (a)	10,479	138,218
Fox Corp. Class A	51,396	1,560,896
Fox Corp. Class B	23,645	672,700
Gannett Co., Inc. (a)	15,099	30,651
Interpublic Group of Cos., Inc.	60,837	2,026,480
John Wiley & Sons, Inc. Class A	6,850	274,411
New York Times Co. Class A	22,223	721,359
News Corp. Class A	61,002	1,110,236
News Corp. Class B	18,929	349,051
Nexstar Media Group, Inc. Class A	6,061	1,060,857
Omnicom Group, Inc.	32,918	2,685,121
Paramount Global Class B	87,311	1,473,810
Scholastic Corp.	5,236	206,613
TechTarget, Inc. (a)	3,883	171,085
TEGNA, Inc.	34,366	728,216
Thryv Holdings, Inc. (a)	2,592	49,248
Tremor International, Ltd. (a)	1,016	3,246
		44,081,049
METALS & MINING — 0.6%
Alcoa Corp.	26,240	1,193,133
Arconic Corp. (a)	15,372	325,272
ATI, Inc. (a)	20,180	602,575
Carpenter Technology Corp.	7,848	289,905
Century Aluminum Co. (a)	7,933	64,892
Cleveland-Cliffs, Inc. (a)	76,334	1,229,741
Commercial Metals Co.	18,727	904,514
Compass Minerals International, Inc.	5,306	217,546
Ferroglobe PLC (a) (e)	929	—
Freeport-McMoRan, Inc.	224,150	8,517,700
Fresh Market, Inc. (a) (e)	466	—
Haynes International, Inc.	2,541	116,098
Kaiser Aluminum Corp.	2,666	202,510
Materion Corp.	2,720	238,027
MP Materials Corp. (a)	11,581	281,187
Newmont Corp.	123,636	5,835,619
Nucor Corp.	42,151	5,555,923
Olympic Steel, Inc.	2,493	83,715
Reliance Steel & Aluminum Co.	9,828	1,989,580
Royal Gold, Inc.	10,022	1,129,680
Steel Dynamics, Inc.	30,874	3,016,390
SunCoke Energy, Inc.	4,918	42,442
TimkenSteel Corp. (a)	3,149	57,217
United States Steel Corp.	33,326	834,816
Warrior Met Coal, Inc.	5,774	200,011
Security Description	Shares	Value
Worthington Industries, Inc.	5,556	$ 276,189
		33,204,682
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	72,946	1,537,702
Apollo Commercial Real Estate Finance, Inc. REIT	18,905	203,418
ARMOUR Residential REIT, Inc.	9,371	52,759
Ellington Financial, Inc. REIT	6,943	85,885
Franklin BSP Realty Trust, Inc. REIT	5,633	72,666
Granite Point Mortgage Trust, Inc. REIT	7,409	39,712
Invesco Mortgage Capital, Inc. REIT	22,181	282,364
KKR Real Estate Finance Trust, Inc. REIT	5,971	83,355
New York Mortgage Trust, Inc. REIT	51,885	132,825
PennyMac Mortgage Investment Trust REIT	15,729	194,882
Ready Capital Corp. REIT	9,663	107,646
Redwood Trust, Inc. REIT	17,866	120,774
Two Harbors Investment Corp.	10,845	171,026
		3,085,014
MULTI-UTILITIES — 0.8%
Ameren Corp.	38,263	3,402,346
Avista Corp.	10,886	482,685
Black Hills Corp.	9,528	670,200
CenterPoint Energy, Inc.	101,036	3,030,070
CMS Energy Corp.	43,937	2,782,530
Consolidated Edison, Inc.	53,326	5,082,501
Dominion Energy, Inc.	125,811	7,714,731
DTE Energy Co.	29,762	3,497,928
NiSource, Inc.	59,976	1,644,542
NorthWestern Corp.	8,194	486,232
Public Service Enterprise Group, Inc.	77,787	4,766,009
Sempra Energy	49,137	7,593,632
Unitil Corp.	2,273	116,741
WEC Energy Group, Inc.	48,433	4,541,078
		45,811,225
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	5,783	85,010
Dollar General Corp.	35,563	8,757,389
Dollar Tree, Inc. (a)	33,314	4,711,932
Kohl's Corp.	24,301	613,600
Macy's, Inc.	48,320	997,808
Nordstrom, Inc.	16,861	272,137
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	8,364	391,770
Target Corp.	70,775	10,548,306
		26,377,952

See accompanying notes to financial statements.
70

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.6%
Antero Midstream Corp.	45,628	$ 492,326
Antero Resources Corp. (a)	43,749	1,355,781
APA Corp.	58,554	2,733,301
Battalion Oil Corp. (a)	52	505
Callon Petroleum Co. (a)	6,527	242,086
Chevron Corp.	277,531	49,814,039
Civitas Resources, Inc.	13,284	769,542
CNX Resources Corp. (a)	34,581	582,344
ConocoPhillips	194,380	22,936,840
CONSOL Energy, Inc.	5,267	342,355
Coterra Energy, Inc.	128,426	3,155,427
Devon Energy Corp.	94,327	5,802,054
Diamondback Energy, Inc.	26,700	3,652,026
Dorian LPG, Ltd.	5,327	100,947
DTE Midstream LLC	14,637	808,841
EOG Resources, Inc.	89,713	11,619,628
EQT Corp.	52,216	1,766,467
Equitrans Midstream Corp.	62,445	418,381
Exxon Mobil Corp.	642,433	70,860,360
Green Plains, Inc. (a)	7,993	243,786
Hess Corp.	41,462	5,880,141
HF Sinclair Corp.	23,433	1,215,938
Kinder Morgan, Inc.	299,564	5,416,117
Laredo Petroleum, Inc. (a)	1,814	93,276
Marathon Oil Corp.	99,109	2,682,881
Marathon Petroleum Corp.	73,071	8,504,734
Matador Resources Co.	16,674	954,420
Murphy Oil Corp.	22,987	988,671
Occidental Petroleum Corp.	118,599	7,470,551
ONEOK, Inc.	66,674	4,380,482
Par Pacific Holdings, Inc. (a)	7,892	183,489
PBF Energy, Inc. Class A	17,873	728,861
PDC Energy, Inc.	15,244	967,689
Phillips 66	73,495	7,649,359
Pioneer Natural Resources Co.	36,212	8,270,459
Range Resources Corp.	41,538	1,039,281
Ranger Oil Corp. Class A	2,583	104,431
REX American Resources Corp. (a)	472	15,038
SM Energy Co.	18,444	642,404
Southwestern Energy Co. (a)	151,389	885,626
Talos Energy, Inc. (a)	3,646	68,836
Targa Resources Corp.	34,945	2,568,457
Valero Energy Corp.	62,571	7,937,757
Williams Cos., Inc.	186,723	6,143,187
World Fuel Services Corp.	9,736	266,085
		252,755,206
PAPER & FOREST PRODUCTS — 0.0% (f)
Clearwater Paper Corp. (a)	2,575	97,361
Glatfelter Corp.	7,798	21,678
Louisiana-Pacific Corp.	10,086	597,091
Mercer International, Inc.	5,754	66,977
Sylvamo Corp.	5,375	261,171
		1,044,278
Security Description	Shares	Value
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	12,448	$ 319,167
Coty, Inc. Class A (a)	44,691	382,555
Edgewell Personal Care Co.	8,695	335,105
elf Beauty, Inc. (a)	6,050	334,565
Estee Lauder Cos., Inc. Class A	35,002	8,684,346
Inter Parfums, Inc.	2,644	255,199
Medifast, Inc.	1,881	216,973
Nu Skin Enterprises, Inc. Class A	7,871	331,842
USANA Health Sciences, Inc. (a)	1,960	104,272
		10,964,024
PHARMACEUTICALS — 4.5%
Amphastar Pharmaceuticals, Inc. (a)	5,459	152,961
ANI Pharmaceuticals, Inc. (a)	608	24,460
Bristol-Myers Squibb Co.	330,037	23,746,162
Cara Therapeutics, Inc. (a)	6,549	70,336
Catalent, Inc. (a)	25,852	1,163,599
Collegium Pharmaceutical, Inc. (a) (c)	894	20,741
Corcept Therapeutics, Inc. (a)	16,100	326,991
Eli Lilly & Co.	122,088	44,664,674
Harmony Biosciences Holdings, Inc. (a) (c)	3,519	193,897
Innoviva, Inc. (a)	9,533	126,312
Jazz Pharmaceuticals PLC (a)	8,796	1,401,291
Johnson & Johnson	404,874	71,520,992
Merck & Co., Inc.	395,518	43,882,722
Nektar Therapeutics (a)	29,397	66,437
Organon & Co.	38,941	1,087,622
Pacira BioSciences, Inc. (a)	6,885	265,830
Perrigo Co. PLC	21,518	733,549
Pfizer, Inc.	866,837	44,416,728
Phibro Animal Health Corp. Class A	2,734	36,663
Prestige Consumer Healthcare, Inc. (a)	8,069	505,119
Supernus Pharmaceuticals, Inc. (a)	8,158	290,996
Viatris, Inc.	185,603	2,065,761
Zoetis, Inc.	73,197	10,727,020
		247,490,863
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	7,847	639,373
CACI International, Inc. Class A (a)	4,085	1,227,910
CoStar Group, Inc. (a)	63,433	4,902,102
Equifax, Inc.	18,638	3,622,482
Exponent, Inc.	7,895	782,315
Forrester Research, Inc. (a)	2,425	86,718
FTI Consulting, Inc. (a)	5,036	799,717
Heidrick & Struggles International, Inc.	2,878	80,498
Insperity, Inc.	5,378	610,941

See accompanying notes to financial statements.
71

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Jacobs Solutions, Inc.	20,384	$ 2,447,507
KBR, Inc.	22,062	1,164,873
Kelly Services, Inc. Class A	5,204	87,948
Korn Ferry	8,414	425,917
Leidos Holdings, Inc.	20,905	2,198,997
ManpowerGroup, Inc.	9,104	757,544
Resources Connection, Inc.	5,136	94,400
Robert Half International, Inc.	17,726	1,308,710
Science Applications International Corp.	8,726	967,975
TrueBlue, Inc. (a)	7,128	139,566
Verisk Analytics, Inc.	25,085	4,425,496
		26,770,989
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	19,626	125,410
CBRE Group, Inc. Class A (a)	51,388	3,954,821
Cushman & Wakefield PLC (a)	25,309	315,350
Douglas Elliman, Inc.	9,442	38,429
Jones Lang LaSalle, Inc. (a)	7,888	1,257,111
Marcus & Millichap, Inc.	3,787	130,462
RE/MAX Holdings, Inc. Class A	2,916	54,354
St. Joe Co.	4,837	186,950
		6,062,887
ROAD & RAIL — 1.0%
ArcBest Corp.	4,388	307,336
Avis Budget Group, Inc. (a) (c)	4,829	791,618
CSX Corp.	338,903	10,499,215
Heartland Express, Inc.	7,960	122,106
JB Hunt Transport Services, Inc.	13,225	2,305,911
Knight-Swift Transportation Holdings, Inc.	26,962	1,413,078
Landstar System, Inc.	6,048	985,219
Marten Transport, Ltd.	8,538	168,882
Norfolk Southern Corp.	37,318	9,195,902
Old Dominion Freight Line, Inc.	14,605	4,144,607
RXO, Inc. (a)	14,643	251,860
Ryder System, Inc.	8,361	698,729
Saia, Inc. (a)	4,146	869,333
Union Pacific Corp.	96,917	20,068,603
Werner Enterprises, Inc.	8,448	340,116
XPO, Inc. (a)	14,643	487,465
		52,649,980
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Micro Devices, Inc. (a)	250,062	16,196,516
Allegro MicroSystems, Inc. (a)	10,176	305,484
Alpha & Omega Semiconductor, Ltd. (a)	3,233	92,367
Amkor Technology, Inc.	16,322	391,402
Analog Devices, Inc.	82,852	13,590,214
Applied Materials, Inc.	134,224	13,070,733
Axcelis Technologies, Inc. (a)	3,234	256,650
Broadcom, Inc.	63,318	35,402,993
CEVA, Inc. (a)	3,269	83,621
Security Description	Shares	Value
Cirrus Logic, Inc. (a)	9,077	$ 676,055
Cohu, Inc. (a)	6,253	200,409
Diodes, Inc. (a)	5,660	430,952
Enphase Energy, Inc. (a)	20,575	5,451,552
Entegris, Inc.	1,956	128,294
First Solar, Inc. (a)	13,697	2,051,674
FormFactor, Inc. (a)	11,969	266,071
Ichor Holdings, Ltd. (a)	2,845	76,303
Intel Corp.	631,271	16,684,493
KLA Corp.	22,880	8,626,446
Kulicke & Soffa Industries, Inc.	9,726	430,473
Lam Research Corp.	21,627	9,089,828
Lattice Semiconductor Corp. (a)	20,938	1,358,457
MACOM Technology Solutions Holdings, Inc. (a)	7,584	477,640
MaxLinear, Inc. (a)	10,874	369,172
Microchip Technology, Inc.	81,923	5,755,091
Micron Technology, Inc.	171,803	8,586,714
MKS Instruments, Inc.	8,254	699,361
Monolithic Power Systems, Inc.	6,440	2,277,248
NVIDIA Corp.	385,562	56,346,031
NXP Semiconductors NV	40,573	6,411,751
ON Semiconductor Corp. (a)	67,347	4,200,432
Onto Innovation, Inc. (a)	7,061	480,784
PDF Solutions, Inc. (a)	4,857	138,522
Photronics, Inc. (a)	10,223	172,053
Power Integrations, Inc.	7,828	561,424
Qorvo, Inc. (a)	17,398	1,576,955
QUALCOMM, Inc.	173,734	19,100,316
Rambus, Inc. (a)	18,462	661,309
Semtech Corp. (a)	10,028	287,703
Silicon Laboratories, Inc. (a)	6,778	919,571
SiTime Corp. (a)	2,276	231,287
Skyworks Solutions, Inc.	25,515	2,325,182
SMART Global Holdings, Inc. (a) (c)	4,688	69,757
SolarEdge Technologies, Inc. (a)	7,856	2,225,369
SunPower Corp. (a)	12,846	231,613
Synaptics, Inc. (a)	5,498	523,190
Teradyne, Inc.	25,539	2,230,832
Texas Instruments, Inc.	141,189	23,327,247
Ultra Clean Holdings, Inc. (a)	5,794	192,071
Universal Display Corp.	6,751	729,378
Veeco Instruments, Inc. (a)	7,606	141,319
Wolfspeed, Inc. (a)	16,694	1,152,554
		267,262,863
SOFTWARE — 7.9%
8x8, Inc. (a)	16,511	71,327
A10 Networks, Inc.	9,264	154,060
ACI Worldwide, Inc. (a)	18,346	421,958
Adeia, Inc.	14,841	140,693
Adobe, Inc. (a)	73,235	24,645,775
Agilysys, Inc. (a)	2,773	219,455
Alarm.com Holdings, Inc. (a)	6,497	321,472
ANSYS, Inc. (a)	13,309	3,215,321

See accompanying notes to financial statements.
72

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aspen Technology, Inc. (a)	4,363	$ 896,160
Autodesk, Inc. (a)	34,032	6,359,560
Blackbaud, Inc. (a)	7,800	459,108
Cadence Design Systems, Inc. (a)	42,733	6,864,629
Cerence, Inc. (a)	5,929	109,864
Ceridian HCM Holding, Inc. (a)	20,519	1,316,294
CommVault Systems, Inc. (a)	7,633	479,658
Consensus Cloud Solutions, Inc. (a)	2,103	113,057
Digital Turbine, Inc. (a)	12,203	185,974
Dynatrace, Inc. (a)	26,793	1,026,172
Ebix, Inc.	4,468	89,181
Envestnet, Inc. (a)	8,452	521,488
Fair Isaac Corp. (a)	4,512	2,700,793
Fortinet, Inc. (a)	103,724	5,071,066
Gen Digital, Inc.	91,248	1,955,445
InterDigital, Inc.	4,708	232,952
Intuit, Inc.	43,665	16,995,291
LivePerson, Inc. (a)	9,798	99,352
LiveRamp Holdings, Inc. (a)	10,446	244,854
Manhattan Associates, Inc. (a)	9,755	1,184,257
Microsoft Corp.	1,162,785	278,859,099
NCR Corp. (a)	20,403	477,634
OneSpan, Inc. (a)	5,235	58,580
Oracle Corp.	243,701	19,920,120
Paycom Software, Inc. (a)	7,406	2,298,156
Paylocity Holding Corp. (a)	5,879	1,142,054
Progress Software Corp.	7,312	368,890
PTC, Inc. (a)	16,420	1,971,057
Qualys, Inc. (a)	5,149	577,872
Roper Technologies, Inc.	16,182	6,992,080
Salesforce, Inc. (a)	155,947	20,677,013
ServiceNow, Inc. (a)	31,070	12,063,549
SPS Commerce, Inc. (a)	5,304	681,193
Synopsys, Inc. (a)	23,410	7,474,579
Teradata Corp. (a)	16,689	561,752
Tyler Technologies, Inc. (a)	6,214	2,003,456
Xperi, Inc. (a)	5,936	51,109
		432,273,409
SPECIALTY RETAIL — 2.5%
Aaron's Co., Inc.	5,968	71,318
Abercrombie & Fitch Co. Class A (a)	8,023	183,807
Academy Sports & Outdoors, Inc. (c)	13,599	714,491
Advance Auto Parts, Inc.	10,395	1,528,377
American Eagle Outfitters, Inc. (a)	24,217	338,069
America's Car-Mart, Inc. (a)	900	65,034
Asbury Automotive Group, Inc. (a)	3,027	542,590
AutoNation, Inc. (a)	6,274	673,200
AutoZone, Inc. (a)	2,938	7,245,637
Bath & Body Works, Inc.	37,043	1,560,992
Bed Bath & Beyond, Inc. (a)	19,049	47,813
Security Description	Shares	Value
Best Buy Co., Inc.	31,304	$ 2,510,894
Boot Barn Holdings, Inc. (a)	3,001	187,622
Buckle, Inc.	4,499	204,030
Caleres, Inc. (c)	7,770	173,116
CarMax, Inc. (a)	25,627	1,560,428
Chico's FAS, Inc. (a)	35,087	172,628
Children's Place, Inc. (a) (c)	2,753	100,264
Designer Brands, Inc. Class A	12,652	123,737
Dick's Sporting Goods, Inc.	10,028	1,206,268
Five Below, Inc. (a) (c)	8,481	1,500,034
Foot Locker, Inc.	15,765	595,759
GameStop Corp. Class A (a)	35,662	658,320
Gap, Inc.	32,419	365,686
Genesco, Inc. (a)	2,249	103,499
Group 1 Automotive, Inc.	2,664	480,506
Guess?, Inc.	5,795	119,899
Haverty Furniture Cos., Inc.	2,671	79,863
Hibbett, Inc.	2,570	175,325
Home Depot, Inc.	159,140	50,265,960
Leslie's, Inc. (a)	23,020	281,074
Lithia Motors, Inc.	4,409	902,699
Lowe's Cos., Inc.	96,782	19,282,846
MarineMax, Inc. (a)	2,804	87,541
Monro, Inc.	5,410	244,532
Murphy USA, Inc.	3,778	1,056,102
National Vision Holdings, Inc. (a)	12,791	495,779
ODP Corp. (a)	6,966	317,232
O'Reilly Automotive, Inc. (a)	10,068	8,497,694
Rent-A-Center, Inc.	6,187	139,517
RH (a)	2,437	651,142
Ross Stores, Inc.	54,920	6,374,564
Sally Beauty Holdings, Inc. (a)	20,573	257,574
Shoe Carnival, Inc. (c)	3,970	94,923
Signet Jewelers, Ltd.	8,096	550,528
Sleep Number Corp. (a)	4,293	111,532
Sonic Automotive, Inc. Class A	3,677	181,166
TJX Cos., Inc.	179,228	14,266,549
Tractor Supply Co.	18,173	4,088,380
Ulta Beauty, Inc. (a)	7,957	3,732,390
Urban Outfitters, Inc. (a)	10,367	247,253
Victoria's Secret & Co. (a) (c)	12,142	434,441
Williams-Sonoma, Inc.	11,847	1,361,457
Zumiez, Inc. (a)	3,060	66,524
		137,278,605
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
3D Systems Corp. (a)	21,101	156,147
Apple, Inc.	2,332,629	303,078,486
Avid Technology, Inc. (a)	5,470	145,447
Corsair Gaming, Inc. (a)	5,010	67,986
Hewlett Packard Enterprise Co.	198,307	3,164,980
HP, Inc.	152,976	4,110,465
NetApp, Inc.	34,922	2,097,415
Seagate Technology Holdings PLC	30,884	1,624,807

See accompanying notes to financial statements.
73

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (a)	7,154	$ 587,344
Western Digital Corp. (a)	47,618	1,502,348
Xerox Holdings Corp.	24,825	362,445
		316,897,870
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	23,574	1,351,262
Carter's, Inc.	7,002	522,419
Columbia Sportswear Co.	4,926	431,419
Crocs, Inc. (a)	10,397	1,127,347
Deckers Outdoor Corp. (a)	4,422	1,765,085
Fossil Group, Inc. (a)	9,882	42,591
G-III Apparel Group, Ltd. (a)	7,805	107,007
Hanesbrands, Inc.	53,415	339,719
Kontoor Brands, Inc.	7,298	291,847
Movado Group, Inc.	2,644	85,269
NIKE, Inc. Class B	196,394	22,980,062
Oxford Industries, Inc.	2,644	246,368
PVH Corp.	11,150	787,078
Ralph Lauren Corp. (c)	7,670	810,489
Skechers U.S.A., Inc. Class A (a)	19,785	829,981
Steven Madden, Ltd.	12,085	386,237
Tapestry, Inc.	43,101	1,641,286
Under Armour, Inc. Class A (a)	30,899	313,934
Under Armour, Inc. Class C (a)	30,749	274,281
VF Corp.	49,321	1,361,753
Wolverine World Wide, Inc.	12,548	137,150
		35,832,584
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	8,492	324,564
Capitol Federal Financial, Inc.	20,342	175,958
Essent Group, Ltd.	16,006	622,313
MGIC Investment Corp.	52,629	684,177
Mr Cooper Group, Inc. (a)	11,328	454,593
New York Community Bancorp, Inc.	105,290	905,494
NMI Holdings, Inc. Class A (a)	9,127	190,754
Northfield Bancorp, Inc.	8,064	126,847
Northwest Bancshares, Inc.	17,160	239,897
Provident Financial Services, Inc.	11,015	235,280
TrustCo Bank Corp.	3,028	113,823
Walker & Dunlop, Inc.	4,562	358,026
WSFS Financial Corp.	7,826	354,831
		4,786,557
TOBACCO — 0.7%
Altria Group, Inc.	285,656	13,057,336
Philip Morris International, Inc.	239,498	24,239,593
Universal Corp.	2,546	134,454
Vector Group, Ltd.	18,846	223,513
		37,654,896
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	6,216	783,403
Security Description	Shares	Value
Boise Cascade Co.	5,843	$ 401,239
DXP Enterprises, Inc. (a)	2,457	67,690
Fastenal Co.	88,291	4,177,930
GATX Corp.	5,286	562,113
GMS, Inc. (a)	5,624	280,075
MSC Industrial Direct Co., Inc. Class A	7,187	587,178
NOW, Inc. (a)	10,462	132,867
United Rentals, Inc. (a)	11,309	4,019,445
Univar Solutions, Inc. (a)	27,215	865,437
Veritiv Corp.	2,519	306,588
W.W. Grainger, Inc.	6,909	3,843,131
Watsco, Inc. (c)	5,056	1,260,967
WESCO International, Inc. (a)	2	250
		17,288,313
WATER UTILITIES — 0.1%
American States Water Co.	5,522	511,061
American Water Works Co., Inc.	27,843	4,243,830
California Water Service Group	7,948	481,967
Essential Utilities, Inc.	34,359	1,639,955
Middlesex Water Co.	2,634	207,217
SJW Group	4,138	335,964
		7,419,994
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc.	11,225	1,459
Gogo, Inc. (a)	10,455	154,316
Shenandoah Telecommunications Co.	7,717	122,546
Telephone & Data Systems, Inc.	16,416	172,204
T-Mobile US, Inc. (a)	89,889	12,584,460
		13,034,985
TOTAL COMMON STOCKS (Cost $5,017,309,442)		5,465,272,996
PREFERRED STOCKS — 0.0% (f)
MEDIA — 0.0% (f)
Liberty Broadband Corp. 7.00%, 3/10/2039 (Cost $14)	1	23
TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
WESCO International, Inc. 10.63%, 6/22/2025 (Cost $150)(g)	7	184
TOTAL PREFERRED STOCKS (Cost $164)		207

See accompanying notes to financial statements.
74

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (f)
BIOTECHNOLOGY — 0.0% (f)
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	$ 475
TOTAL RIGHTS (Cost $0)		475
WARRANTS — 0.0% (f)
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (c)	318	10,463
TOTAL WARRANTS (Cost $0)		10,463
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h) (i)	14,422,857	14,425,741
State Street Navigator Securities Lending Portfolio II (d) (j)	21,616,955	21,616,955
TOTAL SHORT-TERM INVESTMENTS (Cost $36,040,764)		36,042,696
TOTAL INVESTMENTS — 100.3% (Cost $5,053,350,370)		5,501,326,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(15,793,384)
NET ASSETS — 100.0%		$ 5,485,533,453

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	77	03/17/2023	$15,409,161	$14,864,850	$(544,311)

During the period ended December 31, 2022, average notional value related to futures contracts was $19,037,554.
See accompanying notes to financial statements.
75

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,465,271,537	$1,459	$ 0(a)	$5,465,272,996
Preferred Stocks	207	—	—	207
Rights	—	475	—	475
Warrants	10,463	—	—	10,463
Short-Term Investments	36,042,696	—	—	36,042,696
TOTAL INVESTMENTS	$5,501,324,903	$1,934	$ 0	$5,501,326,837
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(544,311)	—	—	(544,311)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (544,311)	$ —	$—	$ (544,311)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	51,584	$ 3,180,154	$ 464,043	$ 281,653	$40,126	$825,593	54,509	$ 4,228,263	$ 68,650
State Street Institutional Liquid Reserves Fund, Premier Class	8,667,918	8,667,051	77,769,162	72,019,003	6,453	2,078	14,422,857	14,425,741	294,769
State Street Navigator Securities Lending Portfolio II	23,177,441	23,177,441	136,773,270	138,333,756	—	—	21,616,955	21,616,955	99,743
Total		$35,024,646	$215,006,475	$210,634,412	$46,579	$827,671		$40,270,959	$463,162
See accompanying notes to financial statements.
76

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	554,027	$ 24,875,812
Aerojet Rocketdyne Holdings, Inc. (a) (b)	974,935	54,528,114
AeroVironment, Inc. (a)	540,313	46,283,212
Archer Aviation, Inc. Class A (a) (b)	4,074,825	7,619,923
Axon Enterprise, Inc. (a)	311,602	51,704,120
Boeing Co. (a)	292,632	55,743,470
BWX Technologies, Inc.	880,349	51,130,670
Curtiss-Wright Corp. (b)	309,509	51,684,908
Ducommun, Inc. (a) (b)	78,099	3,901,826
General Dynamics Corp.	212,675	52,766,794
HEICO Corp.	334,581	51,405,025
Hexcel Corp.	898,414	52,871,664
Howmet Aerospace, Inc.	1,382,612	54,488,739
Huntington Ingalls Industries, Inc.	225,142	51,935,756
Kaman Corp.	526,201	11,734,282
Kratos Defense & Security Solutions, Inc. (a)	2,376,112	24,521,476
L3Harris Technologies, Inc.	243,768	50,754,935
Lockheed Martin Corp.	108,646	52,855,192
Maxar Technologies, Inc.	1,179,436	61,024,019
Mercury Systems, Inc. (a)	743,257	33,253,318
Moog, Inc. Class A	256,791	22,535,978
National Presto Industries, Inc.	49,172	3,366,315
Northrop Grumman Corp.	99,329	54,194,896
Parsons Corp. (a)	994,988	46,018,195
Raytheon Technologies Corp.	534,642	53,956,071
Rocket Lab USA, Inc. (a) (b)	10,120,149	38,152,962
Spirit AeroSystems Holdings, Inc. Class A	1,895,356	56,102,538
Textron, Inc.	732,663	51,872,540
TransDigm Group, Inc.	86,172	54,258,200
Triumph Group, Inc. (a)	1,547,847	16,283,350
V2X, Inc. (a)	147,462	6,088,706
Security Description	Shares	Value
Virgin Galactic Holdings, Inc. (a) (b)	11,298,764	$ 39,319,699
Woodward, Inc.	565,424	54,625,613
TOTAL COMMON STOCKS (Cost $1,389,983,999)		1,341,858,318
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	1,791,423	1,791,781
State Street Navigator Securities Lending Portfolio II (e) (f)	38,426,831	38,426,831
TOTAL SHORT-TERM INVESTMENTS (Cost $40,218,394)		40,218,612
TOTAL INVESTMENTS — 102.9% (Cost $1,430,202,393)		1,382,076,930
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(38,651,719)
NET ASSETS — 100.0%		$ 1,343,425,211

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,341,858,318	$—	$—	$1,341,858,318
Short-Term Investments	40,218,612	—	—	40,218,612
TOTAL INVESTMENTS	$1,382,076,930	$—	$—	$1,382,076,930
See accompanying notes to financial statements.
77

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Astra Space, Inc.	13,319,101	$17,314,831	$ 620,250	$ 10,632,502	$(67,286,078)	$59,983,499	—	$ —*	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	1,151,407	1,151,292	10,690,829	10,050,841	315	186	1,791,423	1,791,781	23,185
State Street Navigator Securities Lending Portfolio II	44,046,656	44,046,656	237,851,400	243,471,225	—	—	38,426,831	38,426,831	313,553
Total		$62,512,779	$249,162,479	$264,154,568	$(67,285,763)	$59,983,685		$40,218,612	$336,738
*	As of December 31, 2022, no longer an affiliate.
See accompanying notes to financial statements.
78

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 82.0%
Ameris Bancorp	280,581	$ 13,226,588
Associated Banc-Corp.	1,034,503	23,886,674
Atlantic Union Bankshares Corp.	162,039	5,694,050
Bank of America Corp.	729,391	24,157,430
Bank of Hawaii Corp.	148,872	11,546,512
Bank OZK	575,903	23,070,674
BankUnited, Inc.	519,185	17,636,714
Banner Corp.	142,562	9,009,918
BOK Financial Corp.	128,576	13,344,903
Cadence Bank	911,177	22,469,625
Cathay General Bancorp	250,403	10,213,938
Citigroup, Inc.	526,489	23,813,098
Citizens Financial Group, Inc.	593,113	23,350,859
Columbia Banking System, Inc.	764,887	23,046,045
Comerica, Inc.	358,170	23,943,665
Commerce Bancshares, Inc.	293,080	19,949,956
Community Bank System, Inc.	174,226	10,967,527
Cullen/Frost Bankers, Inc.	172,517	23,065,523
CVB Financial Corp.	518,489	13,351,092
East West Bancorp, Inc.	359,643	23,700,474
Eastern Bankshares, Inc.	598,572	10,325,367
Fifth Third Bancorp	718,081	23,560,238
First BanCorp	1,195,469	15,206,366
First Citizens BancShares, Inc. Class A	30,381	23,039,735
First Financial Bancorp	231,881	5,618,477
First Financial Bankshares, Inc.	386,117	13,282,425
First Hawaiian, Inc.	460,277	11,985,613
First Horizon Corp.	964,776	23,637,012
First Interstate BancSystem, Inc. Class A	474,739	18,348,662
First Merchants Corp.	123,724	5,086,294
First Republic Bank	201,898	24,609,347
FNB Corp.	1,779,508	23,222,579
Fulton Financial Corp.	737,251	12,407,934
Glacier Bancorp, Inc.	280,392	13,856,973
Hancock Whitney Corp.	376,810	18,233,836
Hilltop Holdings, Inc.	325,422	9,765,914
Home BancShares, Inc.	764,751	17,428,675
Hope Bancorp, Inc.	589,248	7,548,267
Huntington Bancshares, Inc.	1,623,210	22,887,261
Independent Bank Corp.	132,007	11,145,351
Independent Bank Group, Inc.	129,233	7,764,319
International Bancshares Corp.	220,034	10,068,756
JPMorgan Chase & Co.	178,704	23,964,206
KeyCorp.	1,355,782	23,617,722
Lakeland Financial Corp. (a)	79,805	5,823,371
Live Oak Bancshares, Inc. (a)	209,645	6,331,279
M&T Bank Corp.	156,016	22,631,681
Old National Bancorp	1,312,095	23,591,468
Pacific Premier Bancorp, Inc.	291,759	9,207,914
PacWest Bancorp	977,151	22,425,615
Pinnacle Financial Partners, Inc.	314,611	23,092,447
Security Description	Shares	Value
PNC Financial Services Group, Inc.	153,280	$ 24,209,043
Popular, Inc.	359,697	23,855,105
Prosperity Bancshares, Inc.	331,337	24,081,573
Regions Financial Corp.	1,072,557	23,124,329
Renasant Corp.	136,620	5,135,546
Sandy Spring Bancorp, Inc.	114,165	4,022,033
Seacoast Banking Corp. of Florida	305,701	9,534,814
ServisFirst Bancshares, Inc.	121,006	8,338,523
Signature Bank	199,205	22,952,400
Simmons First National Corp. Class A	463,508	10,002,503
SouthState Corp.	288,896	22,060,099
SVB Financial Group (b)	107,223	24,676,301
Synovus Financial Corp.	595,504	22,361,175
Texas Capital Bancshares, Inc. (b)	362,511	21,863,038
Triumph Financial, Inc. (b)	168,114	8,215,731
Truist Financial Corp.	561,257	24,150,889
Trustmark Corp.	175,341	6,121,154
UMB Financial Corp.	142,631	11,912,541
Umpqua Holdings Corp.	1,079,499	19,269,057
United Bankshares, Inc.	474,501	19,212,546
United Community Banks, Inc.	519,110	17,545,918
US Bancorp	547,847	23,891,608
Valley National Bancorp	1,825,181	20,642,797
Veritex Holdings, Inc.	224,096	6,292,616
Washington Federal, Inc.	268,619	9,012,167
Webster Financial Corp.	500,268	23,682,687
Wells Fargo & Co.	555,712	22,945,349
WesBanco, Inc.	152,415	5,636,307
Western Alliance Bancorp	388,705	23,151,270
Wintrust Financial Corp.	276,524	23,371,809
Zions Bancorp NA	497,318	24,448,153
		1,384,879,450
CAPITAL MARKETS — 2.8%
Bank of New York Mellon Corp.	528,243	24,045,621
Northern Trust Corp.	268,810	23,786,997
		47,832,618
DIVERSIFIED FINANCIAL SERVICES — 5.5%
Apollo Global Management, Inc.	375,598	23,959,397
Equitable Holdings, Inc.	795,211	22,822,556
Jackson Financial, Inc. Class A (a)	656,414	22,836,643
Voya Financial, Inc. (a)	383,968	23,610,192
		93,228,788
THRIFTS & MORTGAGE FINANCE — 9.4%
Axos Financial, Inc. (b)	253,528	9,689,840
Essent Group, Ltd.	384,976	14,967,867
MGIC Investment Corp.	1,807,030	23,491,390
Mr Cooper Group, Inc. (b)	449,538	18,039,960
New York Community Bancorp, Inc. (a)	2,733,532	23,508,375
NMI Holdings, Inc. Class A (b)	372,348	7,782,073

See accompanying notes to financial statements.
79

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PennyMac Financial Services, Inc.	328,323	$ 18,602,781
Radian Group, Inc.	1,164,558	22,208,121
Walker & Dunlop, Inc.	118,220	9,277,906
WSFS Financial Corp.	251,020	11,381,247
		158,949,560
TOTAL COMMON STOCKS (Cost $2,017,228,631)		1,684,890,416
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	1,466,429	1,466,722
State Street Navigator Securities Lending Portfolio II (e) (f)	21,767,741	21,767,741
TOTAL SHORT-TERM INVESTMENTS (Cost $23,234,496)		23,234,463
TOTAL INVESTMENTS — 101.1% (Cost $2,040,463,127)		1,708,124,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(18,529,723)
NET ASSETS — 100.0%		$ 1,689,595,156

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,684,890,416	$—	$—	$1,684,890,416
Short-Term Investments	23,234,463	—	—	23,234,463
TOTAL INVESTMENTS	$1,708,124,879	$—	$—	$1,708,124,879

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,302,353	$ 2,302,353	$ 54,291,726	$ 55,128,297	$973	$(33)	1,466,429	$ 1,466,722	$ 30,420
State Street Navigator Securities Lending Portfolio II	40,635,342	40,635,342	256,184,511	275,052,112	—	—	21,767,741	21,767,741	500,979
Total		$42,937,695	$310,476,237	$330,180,409	$973	$(33)		$23,234,463	$531,399
See accompanying notes to financial statements.
80

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
2seventy bio, Inc. (a) (b)	1,261,346	$ 11,818,812
4D Molecular Therapeutics, Inc. (a)	460,532	10,228,416
AbbVie, Inc.	473,427	76,510,537
ACADIA Pharmaceuticals, Inc. (a)	5,328,749	84,833,684
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
Adicet Bio, Inc. (a)	1,742,706	15,579,792
ADMA Biologics, Inc. (a)	7,568,053	29,364,046
Agenus, Inc. (a) (b) (c)	16,753,009	40,207,222
Agios Pharmaceuticals, Inc. (a) (b)	2,026,829	56,913,358
Akero Therapeutics, Inc. (a)	1,797,680	98,512,864
Alector, Inc. (a) (b)	1,989,602	18,364,026
Alkermes PLC (a)	3,125,993	81,682,197
Allakos, Inc. (a)	3,134,716	26,394,309
Allogene Therapeutics, Inc. (a) (b)	7,242,238	45,553,677
Alnylam Pharmaceuticals, Inc. (a)	333,901	79,351,573
Altimmune, Inc. (a)	5,734,424	94,331,275
Amgen, Inc.	277,064	72,768,089
Amicus Therapeutics, Inc. (a)	6,605,048	80,647,636
AnaptysBio, Inc. (a) (b)	672,206	20,831,664
Anavex Life Sciences Corp. (a) (b)	4,448,963	41,197,397
Anika Therapeutics, Inc. (a)	268,107	7,935,967
Apellis Pharmaceuticals, Inc. (a)	1,571,634	81,269,194
Arcellx, Inc. (a)	1,055,828	32,709,551
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	1,486,679	25,214,076
Arcus Biosciences, Inc. (a) (b)	1,865,823	38,585,220
Arcutis Biotherapeutics, Inc. (a) (b)	2,902,501	42,957,015
Arrowhead Pharmaceuticals, Inc. (a)	2,553,396	103,565,742
Atara Biotherapeutics, Inc. (a) (b)	4,813,856	15,789,448
Avid Bioservices, Inc. (a) (b)	3,060,972	42,149,584
Avidity Biosciences, Inc. (a) (b)	2,302,779	51,098,666
Beam Therapeutics, Inc. (a) (b)	1,833,153	71,694,614
BioCryst Pharmaceuticals, Inc. (a) (b)	7,353,518	84,418,387
Biogen, Inc. (a)	270,637	74,944,798
Biohaven, Ltd. (a)	3,448,442	47,864,375
BioMarin Pharmaceutical, Inc. (a)	754,658	78,099,556
Bluebird Bio, Inc. (a)	10,308,856	71,337,284
Security Description	Shares	Value
Blueprint Medicines Corp. (a)	1,634,580	$ 71,610,950
Bridgebio Pharma, Inc. (a) (b) (c)	6,179,060	47,084,437
C4 Therapeutics, Inc. (a) (c)	1,701,873	10,041,051
CareDx, Inc. (a)	4,646,541	53,017,033
Caribou Biosciences, Inc. (a)	2,022,386	12,700,584
Catalyst Pharmaceuticals, Inc. (a)	4,713,816	87,676,978
Celldex Therapeutics, Inc. (a)	1,372,123	61,155,522
Cerevel Therapeutics Holdings, Inc. (a) (b)	2,285,005	72,069,058
Chinook Therapeutics, Inc. (a)	1,665,447	43,634,711
Cogent Biosciences, Inc. (a)	3,100,909	35,846,508
Coherus Biosciences, Inc. (a) (c)	4,493,855	35,591,332
Crinetics Pharmaceuticals, Inc. (a)	1,019,014	18,647,956
CRISPR Therapeutics AG (a) (b)	1,576,176	64,071,554
CTI BioPharma Corp. (a) (c)	14,084,710	84,649,107
Cytokinetics, Inc. (a) (b)	2,158,642	98,908,976
Day One Biopharmaceuticals, Inc. (a)	1,966,373	42,316,347
Deciphera Pharmaceuticals, Inc. (a)	2,418,459	39,638,543
Denali Therapeutics, Inc. (a)	2,714,825	75,499,283
Design Therapeutics, Inc. (a)	2,331,617	23,922,390
Dynavax Technologies Corp. (a) (b)	6,191,401	65,876,507
Eagle Pharmaceuticals, Inc. (a)	562,725	16,448,452
Editas Medicine, Inc. (a) (b) (c)	7,381,427	65,473,257
Emergent BioSolutions, Inc. (a)	3,979,136	46,993,596
Enanta Pharmaceuticals, Inc. (a)	798,092	37,127,240
EQRx, Inc. (a) (b)	11,768,834	28,951,332
Erasca, Inc. (a)	2,740,102	11,809,840
Exact Sciences Corp. (a) (b)	1,731,353	85,719,287
Exelixis, Inc. (a)	4,896,221	78,535,385
Fate Therapeutics, Inc. (a) (b)	4,085,413	41,221,817
FibroGen, Inc. (a)	2,486,029	39,826,185
Geron Corp. (a) (b)	12,254,179	29,655,113
Gilead Sciences, Inc.	877,776	75,357,070
Gossamer Bio, Inc. (a)	26,531,780	57,573,963
Halozyme Therapeutics, Inc. (a) (b)	1,356,407	77,179,558
Horizon Therapeutics PLC (a)	793,570	90,308,266
Ideaya Biosciences, Inc. (a) (b)	1,476,673	26,831,148
ImmunityBio, Inc. (a)	4,513,174	22,881,792
ImmunoGen, Inc. (a)	13,098,872	64,970,405
Immunovant, Inc. (a)	2,208,320	39,197,680
Incyte Corp. (a)	937,703	75,316,305
Inhibrx, Inc. (a)	1,884,295	46,429,029

See accompanying notes to financial statements.
81

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Inovio Pharmaceuticals, Inc. (a) (b) (c)	24,786,562	$ 38,667,037
Insmed, Inc. (a)	4,182,865	83,573,643
Intellia Therapeutics, Inc. (a)	2,035,141	71,006,069
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,545,047	31,482,231
Ionis Pharmaceuticals, Inc. (a)	2,059,141	77,773,756
Iovance Biotherapeutics, Inc. (a) (b) (c)	11,158,003	71,299,639
Ironwood Pharmaceuticals, Inc. (a) (b)	6,518,418	80,763,199
iTeos Therapeutics, Inc. (a) (c)	984,164	19,220,723
IVERIC bio, Inc. (a) (c)	3,812,932	81,634,874
Karuna Therapeutics, Inc. (a) (b)	391,480	76,925,820
Karyopharm Therapeutics, Inc. (a) (b) (c)	6,668,393	22,672,536
Keros Therapeutics, Inc. (a) (b)	631,111	30,305,950
Kezar Life Sciences, Inc. (a)	3,337,981	23,499,386
Kiniksa Pharmaceuticals, Ltd. Class A (a)	874,020	13,092,820
Krystal Biotech, Inc. (a) (b)	589,529	46,702,487
Kura Oncology, Inc. (a) (b)	3,137,005	38,930,232
Kymera Therapeutics, Inc. (a) (b) (c)	2,062,733	51,485,816
Lyell Immunopharma, Inc. (a)	5,563,861	19,306,598
Madrigal Pharmaceuticals, Inc. (a) (b)	1,010,419	293,274,115
MannKind Corp. (a) (b)	12,276,065	64,694,863
Mersana Therapeutics, Inc. (a)	3,990,365	23,383,539
MiMedx Group, Inc. (a)	1,690,859	4,700,588
Mirati Therapeutics, Inc. (a) (b)	1,849,448	83,798,489
Mirum Pharmaceuticals, Inc. (a)	1,398,771	27,276,034
Moderna, Inc. (a)	435,313	78,190,921
Morphic Holding, Inc. (a)	1,048,198	28,039,296
Myovant Sciences, Ltd. (a) (b)	2,650,717	71,463,330
Myriad Genetics, Inc. (a)	1,976,793	28,683,266
Natera, Inc. (a)	2,024,578	81,327,298
Neurocrine Biosciences, Inc. (a)	658,458	78,646,223
Novavax, Inc. (a) (b)	4,676,790	48,077,401
Nurix Therapeutics, Inc. (a) (b)	1,580,126	17,349,783
Nuvalent, Inc. Class A (a)	462,780	13,781,588
Ocugen, Inc. (a) (b) (c)	23,656,353	30,753,259
PMV Pharmaceuticals, Inc. (a) (b) (c)	2,536,145	22,064,461
Point Biopharma Global, Inc. (a) (b)	2,846,329	20,749,738
Prometheus Biosciences, Inc. (a)	700,750	77,082,500
Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a) (c)	2,828,096	$ 30,854,527
Prothena Corp. PLC (a) (b)	1,322,929	79,706,472
PTC Therapeutics, Inc. (a) (b)	2,024,530	77,276,310
Rapt Therapeutics, Inc. (a)	1,403,249	27,784,330
Recursion Pharmaceuticals, Inc. Class A (a)	5,004,691	38,586,168
Regeneron Pharmaceuticals, Inc. (a)	102,895	74,237,714
REGENXBIO, Inc. (a)	1,371,097	31,096,480
Relay Therapeutics, Inc. (a) (b)	4,540,095	67,829,019
Replimune Group, Inc. (a)	715,973	19,474,466
REVOLUTION Medicines, Inc. (a) (b)	2,272,464	54,130,092
Rhythm Pharmaceuticals, Inc. (a)	2,931,655	85,369,794
Rocket Pharmaceuticals, Inc. (a)	2,812,988	55,050,175
Roivant Sciences, Ltd. (a)	2,453,696	19,605,031
Sage Therapeutics, Inc. (a)	1,568,806	59,834,261
Sana Biotechnology, Inc. (a) (b)	4,900,176	19,355,695
Sangamo Therapeutics, Inc. (a) (b)	6,764,213	21,239,629
Sarepta Therapeutics, Inc. (a)	652,371	84,534,234
Seagen, Inc. (a)	622,768	80,031,916
Seres Therapeutics, Inc. (a)	3,037,473	17,009,849
Sorrento Therapeutics, Inc. (a) (b) (c)	40,885,074	36,224,176
SpringWorks Therapeutics, Inc. (a) (b) (c)	3,049,153	79,308,470
Sutro Biopharma, Inc. (a)	944,816	7,634,113
Syndax Pharmaceuticals, Inc. (a)	2,536,008	64,541,404
TG Therapeutics, Inc. (a) (b) (c)	7,196,171	85,130,703
Travere Therapeutics, Inc. (a)	3,059,896	64,349,613
Twist Bioscience Corp. (a)	3,161,909	75,285,053
Ultragenyx Pharmaceutical, Inc. (a)	1,899,428	88,000,499
uniQure NV (a)	1,890,484	42,857,272
United Therapeutics Corp. (a)	275,404	76,587,098
Vanda Pharmaceuticals, Inc. (a)	1,341,576	9,914,247
Vaxcyte, Inc. (a)	1,821,399	87,336,082
Veracyte, Inc. (a) (b) (c)	2,697,490	64,011,438
Vericel Corp. (a) (b)	1,667,994	43,934,962
Vertex Pharmaceuticals, Inc. (a)	247,351	71,430,022
Verve Therapeutics, Inc. (a)	3,566,382	69,009,492
Vir Biotechnology, Inc. (a) (b)	2,954,372	74,775,155
Viridian Therapeutics, Inc. (a)	1,120,860	32,740,321
Xencor, Inc. (a)	1,114,528	29,022,309
Zentalis Pharmaceuticals, Inc. (a)	2,195,004	44,207,381
		8,017,550,542

See accompanying notes to financial statements.
82

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT — 0.0% (d)
OmniAb, Inc. (e) (f)	161,960	$ —
OmniAb, Inc. (e) (f)	161,960	—
		—
TOTAL COMMON STOCKS (Cost $9,408,079,131)		8,017,550,542
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g) (h)	3,567,024	3,567,737
State Street Navigator Securities Lending Portfolio II (i) (j)	608,792,638	608,792,638
TOTAL SHORT-TERM INVESTMENTS (Cost $612,360,377)		612,360,375
TOTAL INVESTMENTS — 107.6% (Cost $10,020,439,508)		8,629,910,917
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(610,746,884)
NET ASSETS — 100.0%		$ 8,019,164,033

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,017,475,078	$75,464	$ 0(a)	$8,017,550,542
Short-Term Investments	612,360,375	—	—	612,360,375
TOTAL INVESTMENTS	$8,629,835,453	$75,464	$ 0	$8,629,910,917
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Agenus, Inc.	18,403,960	$ 35,703,682	$ 47,492,893	$ 50,362,995	$ 2,157,833	$ 5,215,809	16,753,009	$ 40,207,222	$ —
Albireo Pharma, Inc.	1,080,042	21,449,634	9,668,069	28,274,479	(10,142,880)	7,299,656	—	—	—
Altimmune, Inc.	—	—	99,886,697	26,750,168	233,027	20,961,719	5,734,424	94,331,275	—
Arcturus Therapeutics Holdings, Inc.	2,239,987	35,257,395	40,077,705	52,448,972	(21,777,099)	24,105,047	1,486,679	25,214,076	—
Atara Biotherapeutics, Inc.	4,178,999	32,554,402	33,643,281	28,991,294	(24,321,743)	2,904,802	4,813,856	15,789,448	—
Biohaven, Inc	—	—	56,143,824	5,758,922	1,698,696	(4,219,223)	3,448,442	47,864,375	—
Bluebird Bio, Inc.	—	—	124,885,625	59,580,748	2,513,189	3,519,218	10,308,856	71,337,284	—
Bridgebio Pharma, Inc.	8,496,876	77,151,634	76,516,441	101,731,661	(56,691,840)	51,839,863	6,179,060	47,084,437	—
See accompanying notes to financial statements.
83

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
CareDx, Inc.	3,155,144	$ 67,772,493	$ 80,055,067	$ 58,851,449	$ 328,406	$ (36,287,484)	4,646,541	$ 53,017,033	$ —
Coherus Biosciences, Inc.	4,238,908	30,689,694	44,370,133	45,491,723	(5,232,770)	11,255,998	4,493,855	35,591,332	—
CTI BioPharma Corp.	8,182,914	48,851,997	97,826,987	62,651,337	888,106	(266,646)	14,084,710	84,649,107	—
Editas Medicine, Inc.	6,434,010	76,114,338	104,720,021	97,718,734	(33,670,614)	16,028,246	7,381,427	65,473,257	—
Emergent BioSolutions, Inc	2,394,422	74,322,859	77,876,037	55,667,965	(824,171)	(48,713,164)	3,979,136	46,993,596	—
Gossamer Bio, Inc	2,677,826	22,413,404	100,799,742	33,306,476	3,385,266	(35,717,973)	26,531,780	57,573,963	—
Heron Therapeutics, Inc.	14,121,179	39,398,089	39,133,308	92,086,460	(78,619,224)	92,174,287	—	—	—
ImmunoGen, Inc.	14,030,427	63,136,921	76,994,894	80,113,626	457,111	4,495,105	13,098,872	64,970,405	—
Inovio Pharmaceuticals, Inc.	27,314,749	47,254,516	56,297,461	59,715,481	(61,696,226)	56,526,767	24,786,562	38,667,037	—
Intercept Pharmaceuticals, Inc.	2,863,938	39,550,984	45,333,356	50,459,589	(7,678,538)	4,736,018	2,545,047	31,482,231	—
Iovance Biotherapeutics, Inc.	8,627,590	95,248,594	106,115,507	93,995,327	(37,320,897)	1,251,762	11,158,003	71,299,639	—
iTeos Therapeutics, Inc.	1,832,657	37,752,734	36,904,380	54,283,812	(16,275,608)	15,123,029	984,164	19,220,723	—
IVERIC bio, Inc.	6,575,877	63,259,937	94,495,845	143,857,437	28,873,184	38,863,345	3,812,932	81,634,874	—
Karyopharm Therapeutics, Inc.	8,590,440	38,742,884	43,098,750	48,263,583	(12,399,460)	1,493,945	6,668,393	22,672,536	—
Kymera Therapeutics, Inc.	2,812,391	55,375,979	69,194,565	87,963,669	(11,297,622)	26,176,563	2,062,733	51,485,816	—
Madrigal Pharmaceuticals, Inc.	582,168	41,671,585	82,022,423	65,049,697	16,389,756	218,240,048	1,010,419	293,274,115	—
Novavax, Inc	1,762,978	90,669,959	112,702,998	61,837,559	(804,989)	(92,653,008)	4,676,790	48,077,401	—
Ocugen, Inc.	25,991,796	59,001,377	53,015,341	57,797,454	(28,467,406)	5,001,401	23,656,353	30,753,259	—
PMV Pharmaceuticals, Inc.	4,485,362	63,916,408	52,741,384	73,312,580	(24,038,808)	2,758,057	2,536,145	22,064,461	—
Praxis Precision Medicines, Inc.	4,299,061	10,532,699	6,135,009	17,654,547	(9,357,660)	10,344,499	—	—	—
Protagonist Therapeutics, Inc.	5,877,088	46,487,766	45,771,711	72,775,433	(52,643,044)	64,013,527	2,828,096	30,854,527	—
Rhythm Pharmaceuticals, Inc.	—	—	126,941,698	56,134,599	1,944,271	12,618,424	2,931,655	85,369,794	—
Rigel Pharmaceuticals, Inc.	20,357,540	23,004,020	12,244,017	37,133,827	(7,015,198)	8,900,988	—	—	—
Sorrento Therapeutics, Inc.	32,103,984	64,529,008	72,444,382	58,038,563	(717,560)	(41,993,091)	40,885,074	36,224,176	—
State Street Institutional Liquid Reserves Fund, Premier Class	3,542,794	3,542,440	217,589,578	217,565,631	1,318	32	3,567,024	3,567,737	116,760
State Street Navigator Securities Lending Portfolio II	592,952,060	592,952,060	1,445,413,405	1,429,572,827	—	—	608,792,638	608,792,638	2,062,221
Twist Bioscience Crop.	2,673,732	93,473,671	120,162,504	115,647,456	(44,625,374)	21,921,708	3,161,909	75,285,053	—
Verve Therapeutics, Inc	—	—	144,649,360	38,386,520	(771,226)	(36,482,122)	3,566,382	69,009,492	—
Total		$2,091,783,163	$4,053,364,398	$3,719,232,600	$(487,519,794)	$431,437,152		$2,369,832,319	$2,178,981
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2022.
See accompanying notes to financial statements.
84

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.	714,690	$ 177,321,736
L3Harris Technologies, Inc.	637,280	132,688,069
		310,009,805
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc. (a)	1,774,242	162,449,598
Expeditors International of Washington, Inc. (a)	1,188,971	123,557,866
		286,007,464
BANKS — 5.5%
Bank OZK (a)	5,646,995	226,218,620
Commerce Bancshares, Inc.	1,805,467	122,898,152
Community Bank System, Inc. (a)	2,337,430	147,141,218
Cullen/Frost Bankers, Inc.	1,365,860	182,615,482
Prosperity Bancshares, Inc. (a)	3,113,198	226,267,231
UMB Financial Corp.	1,452,402	121,304,615
United Bankshares, Inc. (a) (b)	6,750,265	273,318,230
		1,299,763,548
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	1,288,697	84,641,619
Coca-Cola Co.	4,003,144	254,639,990
PepsiCo, Inc.	1,163,187	210,141,363
		549,422,972
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,042,945	330,160,341
BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	3,329,051	190,554,879
Carlisle Cos., Inc.	283,154	66,725,240
		257,280,119
CAPITAL MARKETS — 4.7%
FactSet Research Systems, Inc.	159,097	63,831,307
Franklin Resources, Inc. (a)	17,327,046	457,087,474
S&P Global, Inc.	271,860	91,056,788
SEI Investments Co.	2,458,690	143,341,627
T Rowe Price Group, Inc. (a)	3,211,669	350,264,621
		1,105,581,817
CHEMICALS — 5.0%
Air Products & Chemicals, Inc.	837,382	258,131,375
Albemarle Corp.	162,032	35,138,260
Ecolab, Inc.	698,106	101,616,309
HB Fuller Co. (a)	1,418,823	101,616,103
Linde PLC	457,885	149,352,929
PPG Industries, Inc.	1,468,090	184,597,637
RPM International, Inc. (a)	1,563,268	152,340,467
Sherwin-Williams Co.	404,614	96,027,041
Stepan Co.	898,072	95,608,745
		1,174,428,866
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc. (a) (b)	3,491,618	$ 155,097,672
Brady Corp. Class A (b)	2,492,914	117,416,249
Cintas Corp.	213,932	96,615,970
MSA Safety, Inc.	1,001,484	144,403,978
		513,533,869
CONSTRUCTION & ENGINEERING — 1.1%
MDU Resources Group, Inc.	8,509,854	258,188,970
CONTAINERS & PACKAGING — 3.1%
Amcor PLC	29,039,410	345,859,373
AptarGroup, Inc.	1,198,620	131,824,228
Sonoco Products Co.	4,070,648	247,129,040
		724,812,641
DISTRIBUTORS — 0.8%
Genuine Parts Co.	1,031,232	178,929,064
ELECTRIC UTILITIES — 3.3%
Eversource Energy	3,297,189	276,436,326
NextEra Energy, Inc.	2,170,280	181,435,408
Southern Co.	4,542,723	324,395,849
		782,267,583
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	2,460,064	236,313,748
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	687,539	74,962,377
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.3%
Essex Property Trust, Inc. REIT	1,170,695	248,093,684
Federal Realty Investment Trust REIT	3,785,075	382,443,978
National Retail Properties, Inc. REIT (b)	10,043,808	459,604,654
Realty Income Corp. REIT	6,356,339	403,182,583
		1,493,324,899
FOOD & STAPLES RETAILING — 3.6%
Casey's General Stores, Inc. (a)	252,000	56,536,200
Sysco Corp.	2,494,545	190,707,965
Walgreens Boots Alliance, Inc.	12,929,791	483,056,992
Walmart, Inc.	908,737	128,849,819
		859,150,976
FOOD PRODUCTS — 3.8%
Archer-Daniels-Midland Co.	1,634,065	151,722,935
Hormel Foods Corp.	3,718,484	169,376,946
JM Smucker Co.	1,501,263	237,890,135
Lancaster Colony Corp. (a)	895,386	176,659,658
McCormick & Co., Inc.	2,044,638	169,480,044
		905,129,718
GAS UTILITIES — 5.5%
Atmos Energy Corp.	1,932,904	216,620,551
National Fuel Gas Co. (a)	3,484,767	220,585,751
New Jersey Resources Corp. (a)	4,493,892	222,986,921

See accompanying notes to financial statements.
85

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc. (a) (b)	7,854,861	$ 279,083,211
UGI Corp. (a)	9,948,948	368,807,503
		1,308,083,937
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	1,450,032	159,199,013
Becton Dickinson & Co.	508,651	129,349,949
Embecta Corp. (a) (b)	4,518,699	114,277,898
Medtronic PLC	2,945,695	228,939,416
		631,766,276
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	2,955,657	227,201,354
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	687,279	181,118,635
HOUSEHOLD DURABLES — 1.6%
Leggett & Platt, Inc. (a) (b)	11,397,785	367,350,611
HOUSEHOLD PRODUCTS — 5.1%
Church & Dwight Co., Inc.	1,453,564	117,171,794
Clorox Co.	1,946,423	273,141,540
Colgate-Palmolive Co.	2,725,720	214,759,479
Kimberly-Clark Corp.	2,610,420	354,364,515
Procter & Gamble Co.	1,640,758	248,673,282
		1,208,110,610
INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	3,342,223	400,799,382
INSURANCE — 5.2%
Aflac, Inc.	3,374,885	242,789,227
Brown & Brown, Inc.	788,367	44,913,268
Chubb, Ltd.	658,349	145,231,789
Cincinnati Financial Corp. (a)	2,268,045	232,225,128
Old Republic International Corp.	13,988,530	337,822,999
RenaissanceRe Holdings, Ltd. (a)	543,698	100,165,483
RLI Corp.	611,218	80,234,587
W R Berkley Corp.	626,077	45,434,408
		1,228,816,889
IT SERVICES — 2.4%
Automatic Data Processing, Inc.	569,513	136,033,875
International Business Machines Corp.	3,070,989	432,671,640
		568,705,515
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris, Inc. (a)	2,078,225	209,900,725
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	90,746	21,357,071
MACHINERY — 7.1%
Caterpillar, Inc.	1,121,748	268,725,951
Donaldson Co., Inc.	2,524,668	148,627,205
Dover Corp.	1,007,515	136,427,606
Franklin Electric Co., Inc.	805,423	64,232,484
Security Description	Shares	Value
Graco, Inc.	1,612,748	$ 108,473,431
Illinois Tool Works, Inc.	1,059,746	233,462,044
Lincoln Electric Holdings, Inc. (a)	982,751	141,997,692
Nordson Corp.	410,496	97,583,109
Pentair PLC	3,718,812	167,272,164
Stanley Black & Decker, Inc. (a)	4,109,853	308,732,157
		1,675,533,843
MEDIA — 0.5%
John Wiley & Sons, Inc. Class A (b)	3,196,363	128,046,302
METALS & MINING — 1.1%
Nucor Corp.	1,017,577	134,126,824
Royal Gold, Inc. (a)	1,159,158	130,660,290
		264,787,114
MULTI-UTILITIES — 2.5%
Black Hills Corp. (a) (b)	4,185,141	294,382,818
Consolidated Edison, Inc.	3,191,519	304,183,676
		598,566,494
MULTILINE RETAIL — 0.8%
Target Corp.	1,319,661	196,682,275
OIL, GAS & CONSUMABLE FUELS — 2.6%
Chevron Corp.	1,675,035	300,652,032
Exxon Mobil Corp.	2,774,267	306,001,650
		606,653,682
PERSONAL PRODUCTS — 0.8%
Nu Skin Enterprises, Inc. Class A (a) (b)	4,504,181	189,896,271
PHARMACEUTICALS — 0.9%
Johnson & Johnson	1,187,084	209,698,389
SOFTWARE — 0.3%
Roper Technologies, Inc.	135,689	58,629,860
SPECIALTY RETAIL — 0.7%
Lowe's Cos., Inc.	874,347	174,204,896
TEXTILES, APPAREL & LUXURY GOODS — 2.7%
NIKE, Inc. Class B	1,223,346	143,143,716
VF Corp.	17,605,869	486,098,043
		629,241,759
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	4,222,390	199,803,495
W.W. Grainger, Inc.	196,448	109,274,200
		309,077,695
WATER UTILITIES — 2.7%
American States Water Co. (a)	1,820,704	168,506,155
California Water Service Group (a)	2,548,869	154,563,416
Essential Utilities, Inc.	4,925,094	235,074,737
Middlesex Water Co. (a) (b)	1,015,357	79,878,135
		638,022,443

See accompanying notes to financial statements.
86

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc. (a) (b)	10,536,559	$ 110,528,504
TOTAL COMMON STOCKS (Cost $22,660,115,848)		23,482,049,309
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	47,695,807	47,705,346
State Street Navigator Securities Lending Portfolio II (e) (f)	347,576,228	347,576,228
TOTAL SHORT-TERM INVESTMENTS (Cost $395,277,237)		395,281,574
TOTAL INVESTMENTS — 101.2% (Cost $23,055,393,085)		23,877,330,883
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(294,437,538)
NET ASSETS — 100.0%		$23,582,893,345

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	334	03/17/2023	$66,616,133	$64,478,700	$(2,137,433)

During the period ended December 31, 2022, average notional value related to futures contracts was $48,923,061.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,482,049,309	$—	$—	$23,482,049,309
Short-Term Investments	395,281,574	—	—	395,281,574
TOTAL INVESTMENTS	$23,877,330,883	$—	$—	$23,877,330,883
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,137,433)	—	—	(2,137,433)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (2,137,433)	$—	$—	$ (2,137,433)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
87

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
ABM Industries, Inc.	2,773,729	$ 120,435,313	$ 40,359,437	$ 8,649,209	$ (163,851)	$ 3,115,982	3,491,618	$ 155,097,672	$ 1,176,816
Bank OZK	6,046,700	226,932,651	61,337,703	81,291,783	18,430,466	—*	—	—*	4,137,436
Black Hills Corp.	3,432,967	249,817,009	73,162,277	23,290,328	1,539,814	(6,845,954)	4,185,141	294,382,818	4,629,589
Brady Corp.	2,748,354	129,832,243	34,022,487	45,451,267	(2,711,903)	1,724,689	2,492,914	117,416,249	1,334,058
Embecta Corp.	89,691	2,270,976	138,012,388	1,010,189	116,163	(25,111,440)	4,518,699	114,277,898	689,304
John Wiley & Sons, Inc.	2,180,871	104,158,399	48,704,551	1,700,950	65,279	(23,180,977)	3,196,363	128,046,302	2,799,248
Leggett & Platt, Inc.	11,706,610	404,814,574	92,907,585	114,617,944	2,096,226	(17,849,830)	11,397,785	367,350,611	9,425,821
MDU Resources Group, Inc.	10,517,517	283,867,784	65,435,899	122,928,015	4,876,725	—*	—	—*	3,877,001
Middlesex Water Co.	1,027,000	90,047,360	23,477,834	24,631,712	(2,951,109)	(6,064,238)	1,015,357	79,878,135	632,900
National Retail Properties, Inc.	8,835,419	379,923,017	121,321,137	73,885,289	14,144,268	18,101,521	10,043,808	459,604,654	10,230,150
New Jersey Resources Corp.	5,553,470	247,296,019	59,613,236	107,053,984	9,038,388	—*	—	—*	4,010,374
Nu Skin Enterprises, Inc.	6,229,311	269,729,166	59,830,823	124,366,977	(27,958,879)	12,662,138	4,504,181	189,896,271	4,143,130
South Jersey Industries, Inc.	9,148,665	312,335,423	70,358,008	114,899,974	19,832,811	(8,543,057)	7,854,861	279,083,211	4,983,400
State Street Institutional Liquid Reserves Fund, Premier Class	17,176,483	17,174,765	424,335,101	393,819,009	9,870	4,619	47,695,807	47,705,346	784,029
State Street Navigator Securities Lending Portfolio II	290,219,370	290,219,370	1,486,574,331	1,429,217,473	—	—	347,576,228	347,576,228	1,291,573
Telephone & Data Systems, Inc.	10,411,355	164,395,296	77,791,303	81,975,306	(5,326,560)	(44,356,229)	10,536,559	110,528,504	4,335,787
United Bankshares, Inc.	8,362,251	293,264,143	72,378,212	140,739,130	23,945,017	24,469,988	6,750,265	273,318,230	5,155,851
Total		$3,586,513,508	$2,949,622,312	$2,889,528,539	$ 54,982,725	$(71,872,788)		$2,964,162,129	$63,636,467
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2022.
*	As of December 31, 2022, no longer an affiliate.
See accompanying notes to financial statements.
88

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 46.9%
A.O. Smith Corp.	393,551	$ 22,526,859
Advanced Drainage Systems, Inc.	353,894	29,008,691
Allegion PLC	259,113	27,274,234
Builders FirstSource, Inc. (a)	473,503	30,720,875
Carlisle Cos., Inc.	124,624	29,367,646
Carrier Global Corp.	719,402	29,675,332
Fortune Brands Innovations, Inc.	474,779	27,114,629
Johnson Controls International PLC	470,565	30,116,160
Lennox International, Inc.	120,149	28,743,245
Masco Corp.	627,507	29,285,752
Owens Corning	333,505	28,447,976
Trane Technologies PLC	176,586	29,682,341
Trex Co., Inc. (a)	515,070	21,802,913
		363,766,653
HOME FURNISHINGS — 3.2%
Mohawk Industries, Inc. (a)	239,738	24,506,018
HOME IMPROVEMENT RETAIL — 11.6%
Floor & Decor Holdings, Inc. Class A (a) (b)	408,282	28,428,676
Home Depot, Inc.	96,576	30,504,495
Lowe's Cos., Inc.	153,374	30,558,236
		89,491,407
HOMEBUILDING — 30.3%
Cavco Industries, Inc. (a)	22,768	5,151,260
Century Communities, Inc.	85,931	4,297,409
D.R. Horton, Inc.	362,646	32,326,264
Green Brick Partners, Inc. (a) (b)	156,257	3,786,107
Installed Building Products, Inc.	54,551	4,669,566
Lennar Corp. Class A	349,713	31,649,027
LGI Homes, Inc. (a) (b)	71,704	6,639,790
M/I Homes, Inc. (a)	75,087	3,467,518
MDC Holdings, Inc.	255,646	8,078,414
NVR, Inc. (a)	6,522	30,083,247
PulteGroup, Inc.	704,666	32,083,443
Skyline Champion Corp. (a)	145,088	7,473,483
Taylor Morrison Home Corp. (a)	378,442	11,485,715
Security Description	Shares	Value
Toll Brothers, Inc.	572,861	$ 28,597,221
TopBuild Corp. (a)	121,582	19,026,367
Tri Pointe Homes, Inc. (a)	326,521	6,070,025
		234,884,856
HOMEFURNISHING RETAIL — 4.0%
Williams-Sonoma, Inc. (b)	268,617	30,869,466
HOUSEHOLD APPLIANCES — 3.9%
Whirlpool Corp.	215,216	30,444,455
TOTAL COMMON STOCKS (Cost $1,066,503,649)		773,962,855
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	502,957	503,057
State Street Navigator Securities Lending Portfolio II (e) (f)	28,436,138	28,436,138
TOTAL SHORT-TERM INVESTMENTS (Cost $28,939,233)		28,939,195
TOTAL INVESTMENTS — 103.6% (Cost $1,095,442,882)		802,902,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(27,864,319)
NET ASSETS — 100.0%		$ 775,037,731

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
89

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$773,962,855	$—	$—	$773,962,855
Short-Term Investments	28,939,195	—	—	28,939,195
TOTAL INVESTMENTS	$802,902,050	$—	$—	$802,902,050

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	460,332	$ 460,287	$ 12,003,404	$ 11,960,933	$330	$(31)	502,957	$ 503,057	$10,772
State Street Navigator Securities Lending Portfolio II	24,781,739	24,781,739	295,557,350	291,902,951	—	—	28,436,138	28,436,138	39,612
Total		$25,242,026	$307,560,754	$303,863,884	$330	$(31)		$28,939,195	$50,384
See accompanying notes to financial statements.
90

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL, GAS & CONSUMABLE FUELS — 99.8%
Antero Resources Corp. (a)	3,035,752	$ 94,077,955
APA Corp.	2,306,941	107,688,006
Berry Corp.	1,449,463	11,595,704
California Resources Corp.	1,540,222	67,015,059
Callon Petroleum Co. (a)	2,823,653	104,729,290
Chevron Corp.	574,811	103,172,826
Chord Energy Corp.	736,482	100,758,102
Civitas Resources, Inc.	1,720,166	99,649,216
Clean Energy Fuels Corp. (a)	6,416,729	33,366,991
CNX Resources Corp. (a)	6,100,349	102,729,877
Comstock Resources, Inc.	6,912,513	94,770,553
ConocoPhillips	877,686	103,566,948
Coterra Energy, Inc.	3,944,724	96,921,869
Crescent Energy Co. Class A	1,053,596	12,632,616
CVR Energy, Inc.	2,020,007	63,307,019
Delek US Holdings, Inc. (b)	3,497,807	94,440,789
Denbury, Inc. (a)	1,183,247	102,966,154
Devon Energy Corp.	1,619,756	99,631,192
Diamondback Energy, Inc.	745,075	101,911,359
Earthstone Energy, Inc. Class A (a)	4,829,005	68,716,741
EOG Resources, Inc.	793,729	102,803,780
EQT Corp.	2,707,240	91,585,929
Exxon Mobil Corp.	932,691	102,875,817
Gevo, Inc. (a) (b)	21,901,320	41,612,508
Green Plains, Inc. (a)	2,268,247	69,181,534
Gulfport Energy Corp. (a)	264,477	19,476,086
Hess Corp.	746,710	105,898,412
HF Sinclair Corp.	1,982,091	102,850,702
Kosmos Energy, Ltd. (a)	15,402,557	97,960,263
Laredo Petroleum, Inc. (a)	1,919,468	98,699,045
Magnolia Oil & Gas Corp. Class A	3,817,802	89,527,457
Marathon Oil Corp.	3,690,010	99,888,571
Marathon Petroleum Corp.	903,891	105,203,874
Matador Resources Co.	1,764,433	100,996,145
Murphy Oil Corp.	2,357,065	101,377,366
Northern Oil and Gas, Inc.	2,787,642	85,915,126
Occidental Petroleum Corp.	1,542,574	97,166,736
Ovintiv, Inc.	2,067,384	104,837,043
Par Pacific Holdings, Inc. (a)	1,808,891	42,056,716
PBF Energy, Inc. Class A	2,966,767	120,984,758
PDC Energy, Inc.	1,562,058	99,159,442
Permian Resources Corp.	11,228,807	105,550,786
Phillips 66	985,378	102,558,142
Pioneer Natural Resources Co.	451,231	103,056,648
Range Resources Corp.	3,829,055	95,802,956
Ranger Oil Corp. Class A	922,904	37,313,009
Security Description	Shares	Value
REX American Resources Corp. (a)	251,889	$ 8,025,184
SilverBow Resources, Inc. (a) (b)	1,123,741	31,779,395
Sitio Royalties Corp. Class A	763,641	22,031,026
SM Energy Co.	2,785,387	97,015,029
Southwestern Energy Co. (a)	16,479,184	96,403,226
Talos Energy, Inc. (a)	2,521,980	47,614,982
Tellurian, Inc. (a) (b)	35,577,349	59,769,946
Texas Pacific Land Corp.	40,571	95,107,755
VAALCO Energy, Inc. (b)	5,444,896	24,828,726
Valero Energy Corp.	842,276	106,851,133
Vertex Energy, Inc. (a) (b)	8,134,313	50,432,741
W&T Offshore, Inc. (a) (b)	9,930,825	55,414,004
World Fuel Services Corp.	760,246	20,777,523
TOTAL COMMON STOCKS (Cost $5,106,692,792)		4,704,037,787
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	3,802,426	3,803,187
State Street Navigator Securities Lending Portfolio II (e) (f)	313,702,375	313,702,375
TOTAL SHORT-TERM INVESTMENTS (Cost $317,505,941)		317,505,562
TOTAL INVESTMENTS — 106.5% (Cost $5,424,198,733)		5,021,543,349
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(305,344,331)
NET ASSETS — 100.0%		$ 4,716,199,018
(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
91

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	153	03/17/2023	$13,271,381	$14,082,120	$810,739

During the period ended December 31, 2022, average notional value related to futures contracts was $10,589,493.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,704,037,787	$—	$—	$4,704,037,787
Short-Term Investments	317,505,562	—	—	317,505,562
TOTAL INVESTMENTS	$5,021,543,349	$—	$—	$5,021,543,349
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 810,739	$—	$—	$ 810,739
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 810,739	$—	$—	$ 810,739
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,022,354,088	$—	$—	$5,022,354,088
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Alto Ingredients, Inc.	7,361,269	$ 27,310,308	$ 13,163,272	$ 41,661,397	$ (9,214,275)	$ —*	—	$ —*	$ —
Delek US Holdings, Inc.	2,563,682	66,245,543	121,901,396	97,662,827	6,743,953	(2,787,276)	3,497,807	94,440,789	1,751,592
Gevo, Inc.	31,066,700	73,006,745	77,262,527	100,109,603	(66,221,951)	57,674,790	21,901,320	41,612,508	—
Laredo Petroleum, Inc.	993,199	68,471,139	143,278,186	91,846,560	262,225	—*	—	—*	—
SilverBow Resources, Inc.	—	—	53,388,078	18,063,576	312,946	(3,858,053)	1,123,741	31,779,395	—
State Street Institutional Liquid Reserves Fund, Premier Class	25,938,603	25,936,009	171,248,548	193,385,996	4,651	(25)	3,802,426	3,803,187	110,092
State Street Navigator Securities Lending Portfolio II	125,547,549	125,547,549	1,144,556,084	956,401,258	—	—	313,702,375	313,702,375	1,076,533
Tellurian, Inc.	27,118,724	80,813,798	117,124,719	108,601,415	(3,725,749)	(25,841,407)	35,577,349	59,769,946	—
VAALCO Energy, Inc.	3,067,264	21,286,812	31,283,351	22,338,526	(8,927,255)	3,524,344	5,444,896	24,828,726	101,758
Vertex Energy, Inc.	6,194,946	65,170,832	106,142,677	91,161,078	(13,725,170)	(15,994,520)	8,134,313	50,432,741	—
W&T Offshore, Inc.	7,783,968	33,626,742	75,486,869	60,743,959	9,650,034	(2,605,682)	9,930,825	55,414,004	—
Total		$587,415,477	$2,054,835,707	$1,781,976,195	$(84,840,591)	$ 10,112,171		$675,783,671	$3,039,975
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2022.
*	As of December 31, 2022, no longer an affiliate.
See accompanying notes to financial statements.
92

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.2%
1st Source Corp.	51,371	$ 2,727,286
Amerant Bancorp, Inc.	73,965	1,985,221
Ameris Bancorp	443,406	20,902,159
Associated Banc-Corp.	1,678,404	38,754,348
Atlantic Union Bankshares Corp.	256,053	8,997,702
Banc of California, Inc.	430,983	6,865,559
BancFirst Corp.	150,435	13,265,358
Bancorp, Inc. (a)	289,822	8,225,148
Bank of Hawaii Corp.	235,265	18,247,153
Bank of Marin Bancorp	47,254	1,553,712
Bank OZK	982,402	39,355,024
BankUnited, Inc.	820,478	27,871,638
Banner Corp.	225,309	14,239,529
Berkshire Hills Bancorp, Inc.	340,452	10,179,515
BOK Financial Corp.	203,205	21,090,647
Brookline Bancorp, Inc.	417,502	5,907,653
Byline Bancorp, Inc.	102,974	2,365,313
Cadence Bank	1,577,038	38,889,757
Camden National Corp.	41,447	1,727,925
Cathay General Bancorp	395,709	16,140,970
Central Pacific Financial Corp.	178,498	3,619,939
Citizens Financial Group, Inc.	1,234,866	48,616,674
City Holding Co.	87,024	8,101,064
Coastal Financial Corp. (a)	32,656	1,551,813
Columbia Banking System, Inc. (b)	1,208,745	36,419,487
Comerica, Inc.	745,772	49,854,858
Commerce Bancshares, Inc.	463,198	31,529,867
Community Bank System, Inc.	275,465	17,340,522
Community Trust Bancorp, Inc.	49,451	2,271,284
ConnectOne Bancorp, Inc.	128,916	3,121,056
CrossFirst Bankshares, Inc. (a)	119,772	1,486,371
Cullen/Frost Bankers, Inc.	359,174	48,021,564
Customers Bancorp, Inc. (a)	379,102	10,743,751
CVB Financial Corp.	819,382	21,099,087
Dime Community Bancshares, Inc.	114,686	3,650,455
Eagle Bancorp, Inc.	175,413	7,730,451
East West Bancorp, Inc.	748,783	49,344,800
Eastern Bankshares, Inc.	945,893	16,316,654
Enterprise Financial Services Corp.	132,418	6,483,185
FB Financial Corp.	171,902	6,212,538
Fifth Third Bancorp	1,495,097	49,054,133
Financial Institutions, Inc.	45,529	1,109,086
First BanCorp (c)	1,889,214	24,030,802
First BanCorp (c)	160,826	6,889,786
First Bancshares, Inc.	135,895	4,349,999
First Busey Corp.	165,827	4,099,243
First Citizens BancShares, Inc. Class A	63,235	47,954,895
First Commonwealth Financial Corp.	560,177	7,825,673
First Financial Bancorp	366,476	8,879,714
Security Description	Shares	Value
First Financial Bankshares, Inc.	610,235	$ 20,992,084
First Financial Corp.	47,453	2,186,634
First Foundation, Inc.	433,148	6,207,011
First Hawaiian, Inc.	727,405	18,941,626
First Horizon Corp.	2,008,702	49,213,199
First Interstate BancSystem, Inc. Class A	750,335	29,000,448
First Merchants Corp.	195,518	8,037,745
First Republic Bank	420,362	51,237,924
Flushing Financial Corp.	128,955	2,499,148
FNB Corp.	2,812,304	36,700,567
Fulton Financial Corp.	1,165,154	19,609,542
Glacier Bancorp, Inc.	443,059	21,895,976
Great Southern Bancorp, Inc.	34,292	2,040,031
Hancock Whitney Corp.	595,450	28,813,826
Hanmi Financial Corp.	163,340	4,042,665
HarborOne Bancorp, Inc.	183,655	2,552,805
Heartland Financial USA, Inc.	143,325	6,681,812
Heritage Commerce Corp.	225,259	2,928,367
Heritage Financial Corp.	245,564	7,524,081
Hilltop Holdings, Inc.	514,284	15,433,663
Home BancShares, Inc.	1,208,601	27,544,017
HomeStreet, Inc.	187,375	5,167,803
Hope Bancorp, Inc.	931,191	11,928,557
Horizon Bancorp, Inc.	246,636	3,719,271
Huntington Bancshares, Inc.	3,379,609	47,652,487
Independent Bank Corp. (c)	208,587	17,611,000
Independent Bank Corp. (c)	65,455	1,565,684
Independent Bank Group, Inc.	204,166	12,266,293
International Bancshares Corp.	347,680	15,909,837
KeyCorp.	2,822,851	49,174,064
Lakeland Bancorp, Inc.	306,778	5,402,361
Lakeland Financial Corp.	126,089	9,200,714
Live Oak Bancshares, Inc. (b)	331,272	10,004,414
M&T Bank Corp.	324,821	47,118,534
Mercantile Bank Corp.	37,107	1,242,342
Metropolitan Bank Holding Corp. (a)	82,452	4,837,459
Midland States Bancorp, Inc.	86,117	2,292,435
National Bank Holdings Corp. Class A	196,175	8,253,082
NBT Bancorp, Inc.	168,655	7,323,000
Nicolet Bankshares, Inc. (a) (b)	28,069	2,239,626
OceanFirst Financial Corp.	330,550	7,024,188
OFG Bancorp	307,490	8,474,424
Old National Bancorp	2,168,159	38,983,499
Old Second Bancorp, Inc.	154,983	2,485,927
Origin Bancorp, Inc.	136,800	5,020,560
Pacific Premier Bancorp, Inc.	461,081	14,551,716
PacWest Bancorp	1,697,302	38,953,081
Park National Corp.	38,872	5,471,234
Pathward Financial, Inc.	206,442	8,887,328
Peapack-Gladstone Financial Corp.	71,544	2,662,868
Peoples Bancorp, Inc. (b)	113,813	3,215,217
Pinnacle Financial Partners, Inc.	547,051	40,153,543

See accompanying notes to financial statements.
93

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PNC Financial Services Group, Inc.	319,191	$ 50,413,027
Popular, Inc.	748,870	49,665,058
Preferred Bank	64,932	4,845,226
Premier Financial Corp.	120,298	3,244,437
Prosperity Bancshares, Inc.	576,368	41,890,426
QCR Holdings, Inc.	83,958	4,167,675
Regions Financial Corp.	2,233,089	48,145,399
Renasant Corp.	215,904	8,115,831
S&T Bancorp, Inc.	154,038	5,265,019
Sandy Spring Bancorp, Inc.	180,435	6,356,725
Seacoast Banking Corp. of Florida	483,070	15,066,953
ServisFirst Bancshares, Inc.	191,189	13,174,834
Signature Bank	414,793	47,792,449
Silvergate Capital Corp. Class A (a) (b) (d)	2,294,632	39,926,597
Simmons First National Corp. Class A	732,521	15,807,803
Southside Bancshares, Inc.	144,289	5,192,961
SouthState Corp.	456,573	34,863,914
Stellar Bancorp, Inc.	342,184	10,080,741
SVB Financial Group (a)	223,197	51,366,558
Synovus Financial Corp.	1,220,214	45,819,036
Texas Capital Bancshares, Inc. (a)	572,870	34,549,790
Tompkins Financial Corp.	43,829	3,400,254
Towne Bank	166,660	5,139,794
TriCo Bancshares	91,430	4,662,016
Triumph Financial, Inc. (a)	265,718	12,985,639
Truist Financial Corp.	1,168,614	50,285,460
Trustmark Corp.	277,075	9,672,688
UMB Financial Corp.	225,394	18,824,907
Umpqua Holdings Corp.	1,705,923	30,450,726
United Bankshares, Inc.	749,913	30,363,977
United Community Banks, Inc.	820,432	27,730,602
Univest Financial Corp.	105,623	2,759,929
Valley National Bancorp	2,884,542	32,624,170
Veritex Holdings, Inc.	354,183	9,945,459
Washington Federal, Inc.	424,482	14,241,371
Washington Trust Bancorp, Inc.	63,259	2,984,560
Webster Financial Corp.	1,041,633	49,310,906
WesBanco, Inc.	240,896	8,908,334
Westamerica BanCorp	165,436	9,762,378
Security Description	Shares	Value
Western Alliance Bancorp	809,288	$ 48,201,193
Wintrust Financial Corp.	529,911	44,788,078
Zions Bancorp NA	1,035,448	50,902,624
		2,633,571,611
THRIFTS & MORTGAGE FINANCE — 0.5%
Northwest Bancshares, Inc.	993,294	13,886,250
TOTAL COMMON STOCKS (Cost $3,295,658,691)		2,647,457,861
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	3,423,076	3,423,761
State Street Navigator Securities Lending Portfolio II (g) (h)	8,240,669	8,240,669
TOTAL SHORT-TERM INVESTMENTS (Cost $11,664,730)		11,664,430
TOTAL INVESTMENTS — 100.1% (Cost $3,307,323,421)		2,659,122,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,536,848)
NET ASSETS — 100.0%		$ 2,656,585,443
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
94

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,647,457,861	$—	$—	$2,647,457,861
Short-Term Investments	11,664,430	—	—	11,664,430
TOTAL INVESTMENTS	$2,659,122,291	$—	$—	$2,659,122,291

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Silvergate Capital Corp.	614,382	$32,887,868	$ 81,494,167	$ 40,438,413	$(1,261,718)	$(32,755,307)	2,294,632	$39,926,597	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	2,952,258	2,951,963	84,239,371	83,769,842	2,462	(193)	3,423,076	3,423,761	68,611
State Street Navigator Securities Lending Portfolio II	17,216,799	17,216,799	136,508,117	145,484,247	—	—	8,240,669	8,240,669	31,420
Total		$53,056,630	$302,241,655	$269,692,502	$(1,259,256)	$(32,755,500)		$51,591,027	$100,031
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 1,488,711,707	$5,452,253,016	$14,708,563,009
Investments in affiliated issuers, at value	21,029,005	231,778,932	69,170,557
Total Investments	1,509,740,712	5,684,031,948	14,777,733,566
Foreign currency, at value	—	—	—
Net cash at broker	1,103,537	—	1,379,963
Cash	61	325	72,748
Receivable for investments sold	—	—	—
Receivable for fund shares sold	2,191,750	14,928,588	14,799
Dividends receivable — unaffiliated issuers	6,687,281	7,057,856	13,743,717
Dividends receivable — affiliated issuers	51,315	20,637	93,548
Securities lending income receivable — unaffiliated issuers	71	3,951	6,007
Securities lending income receivable — affiliated issuers	4,302	139,317	18,783
TOTAL ASSETS	1,519,779,029	5,706,182,622	14,793,063,131
LIABILITIES
Payable upon return of securities loaned	17,745,779	229,250,323	43,954,089
Payable for investments purchased	2,186,433	14,892,577	—
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	197,698	—	595,082
Advisory fee payable	327,541	232,997	387,386
Accrued expenses and other liabilities	—	234	233
TOTAL LIABILITIES	20,457,451	244,376,131	44,936,790
NET ASSETS	$1,499,321,578	$5,461,806,491	$14,748,126,341
NET ASSETS CONSIST OF:
Paid-in Capital	$2,200,887,457	$5,682,929,272	$15,551,460,570
Total distributable earnings (loss)	(701,565,879)	(221,122,781)	(803,334,229)
NET ASSETS	$1,499,321,578	$5,461,806,491	$14,748,126,341
NET ASSET VALUE PER SHARE
Net asset value per share	$ 87.14	$ 42.52	$ 44.96
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,206,617	128,450,000	328,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,945,897,775	$5,473,548,450	$15,329,551,262
Investments in affiliated issuers	21,028,519	231,778,816	69,940,023
Total cost of investments	$1,966,926,294	$5,705,327,266	$15,399,491,285
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 19,878,634	$ 291,104,420	$ 95,137,373
See accompanying notes to financial statements.
96

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF

$13,522,620,580	$ 7,390,631,991	$15,097,806,850	$4,502,915,483	$5,461,055,878
6,952,532	192,345,002	107,696,217	228,773,031	40,270,959
13,529,573,112	7,582,976,993	15,205,503,067	4,731,688,514	5,501,326,837
—	—	—	15,318	—
—	3,204,617	—	307,944	1,318,919
42,640	626	289,792	203	25,028
38,021,080	—	7,796,974	—	—
20,296,678	—	13,614,944	12,996,502	9,457,797
6,727,288	29,370,315	19,701,221	5,982,309	5,061,360
46,333	59,440	111,441	17,854	82,641
—	1,589	2,394	7,409	1,050
—	23,981	14,506	71,165	9,620
13,594,707,131	7,615,637,561	15,247,034,339	4,751,087,218	5,517,283,252

—	178,948,114	57,914,196	224,055,583	21,616,955
15,234,594	—	7,771,625	12,990,586	9,445,590
43,075,617	161,103	13,640,913	—	—
—	1,169,190	—	93,798	544,128
469,512	461,280	529,185	193,573	142,890
—	—	235	—	236
58,779,723	180,739,687	79,856,154	237,333,540	31,749,799
$13,535,927,408	$ 7,434,897,874	$15,167,178,185	$4,513,753,678	$5,485,533,453

$16,636,143,818	$ 8,810,907,689	$17,008,379,062	$ 5,114,709,896	$5,129,031,367
(3,100,216,410)	(1,376,009,815)	(1,841,200,877)	(600,956,218)	356,502,086
$13,535,927,408	$ 7,434,897,874	$15,167,178,185	$4,513,753,678	$5,485,533,453

$ 50.68	$ 39.58	$ 38.90	$ 36.97	$ 47.29
267,100,108	187,850,000	389,902,864	122,100,000	116,000,216

$14,125,959,555	$ 7,890,309,000	$15,896,460,939	$4,786,466,908	$5,012,854,027
6,952,700	192,343,238	108,161,341	228,772,814	40,496,343
$14,132,912,255	$ 8,082,652,238	$16,004,622,280	$5,015,239,722	$5,053,350,370
$ —	$ —	$ —	$ 16,508	$ —
$ —	$ 176,168,351	$ 56,740,472	$ 250,102,093	$ 28,272,819
97

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,341,858,318	$ 1,684,890,416	$ 6,260,078,598
Investments in affiliated issuers, at value	40,218,612	23,234,463	2,369,832,319
Total Investments	1,382,076,930	1,708,124,879	8,629,910,917
Net cash at broker	—	—	—
Cash	8,518	394	20,534
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	70,603,493
Receivable for fund shares sold	—	—	132,146,253
Dividends receivable — unaffiliated issuers	119,934	3,764,325	—
Dividends receivable — affiliated issuers	7,162	10,132	11,893
Securities lending income receivable — unaffiliated issuers	11,016	290	48,873
Securities lending income receivable — affiliated issuers	22,312	8,536	342,875
TOTAL ASSETS	1,382,245,872	1,711,908,556	8,833,084,838
LIABILITIES
Payable upon return of securities loaned	38,426,831	21,767,741	608,792,638
Payable for investments purchased	—	—	22,637,267
Payable for fund shares repurchased	—	1,947	180,108,785
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	393,830	543,712	2,382,115
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	38,820,661	22,313,400	813,920,805
NET ASSETS	$ 1,343,425,211	$ 1,689,595,156	$ 8,019,164,033
NET ASSETS CONSIST OF:
Paid-in Capital	$1,762,852,997	$ 3,112,876,111	$17,509,413,660
Total distributable earnings (loss)	(419,427,786)	(1,423,280,955)	(9,490,249,627)
NET ASSETS	$ 1,343,425,211	$ 1,689,595,156	$ 8,019,164,033
NET ASSET VALUE PER SHARE
Net asset value per share	$ 110.12	$ 45.17	$ 83.06
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,200,000	37,402,118	96,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,389,983,999	$ 2,017,228,631	$ 6,987,528,630
Investments in affiliated issuers	40,218,394	23,234,496	3,032,910,878
Total cost of investments	$1,430,202,393	$ 2,040,463,127	$10,020,439,508
* Includes investments in securities on loan, at value	$ 60,304,666	$ 20,850,896	$ 780,005,547
See accompanying notes to financial statements.
98

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$20,913,168,754	$ 773,962,855	$ 4,345,759,678	$ 2,607,531,264
2,964,162,129	28,939,195	675,783,671	51,591,027
23,877,330,883	802,902,050	5,021,543,349	2,659,122,291
5,497,489	—	493,872	—
835	149,438	2,818,493	19,721
—	—	811,220	—
—	—	33,983,210	—
37,521	6,041	20,291,856	—
43,674,306	666,689	5,279,382	6,504,347
13,007,589	4,359	50,475	20,870
16,071	732	13,974	809
107,460	6,538	226,002	4,032
23,939,672,154	803,735,847	5,085,511,833	2,665,672,070

347,576,228	28,436,138	313,702,375	8,240,669
—	—	20,294,892	—
—	—	33,978,287	1,489
2,136,638	—	—	—
7,065,943	261,446	1,337,261	844,469
—	532	—	—
356,778,809	28,698,116	369,312,815	9,086,627
$23,582,893,345	$ 775,037,731	$ 4,716,199,018	$ 2,656,585,443

$24,766,581,092	$ 1,920,090,993	$10,000,781,433	$ 4,829,242,235
(1,183,687,747)	(1,145,053,262)	(5,284,582,415)	(2,172,656,792)
$23,582,893,345	$ 775,037,731	$ 4,716,199,018	$ 2,656,585,443

$ 125.14	$ 60.31	$ 135.91	$ 58.77
188,453,658	12,850,016	34,700,000	45,202,585

$19,999,669,996	$ 1,066,503,649	$ 4,540,651,007	$ 3,176,679,436
3,055,723,089	28,939,233	883,547,726	130,643,985
$23,055,393,085	$ 1,095,442,882	$ 5,424,198,733	$ 3,307,323,421
$ 467,634,365	$ 28,414,425	$ 370,698,834	$ 12,330,416
99

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 36,023,708	$ 48,513,044	$ 126,144,195
Dividend income — affiliated issuers	243,583	70,626	585,991
Unaffiliated securities lending income	2,511	267,654	70,080
Affiliated securities lending income	20,860	1,057,709	64,862
Foreign taxes withheld	—	—	(29,759)
TOTAL INVESTMENT INCOME (LOSS)	36,290,662	49,909,033	126,835,369
EXPENSES
Advisory fee	2,042,329	1,293,725	2,170,079
Trustees’ fees and expenses	10,875	31,014	86,523
Proxy voting expenses	73,308	212,699	597,849
Miscellaneous expenses	—	2,602	2,595
TOTAL EXPENSES	2,126,512	1,540,040	2,857,046
NET INVESTMENT INCOME (LOSS)	$ 34,164,150	$ 48,368,993	$ 123,978,323
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,107,837)	(22,311,060)	(43,718,631)
Investments — affiliated issuers	7,844	2,938	10,559
In-kind redemptions — unaffiliated issuers	(8,996,797)	103,640,138	385,186,230
In-kind redemptions — affiliated issuers	—	—	145,095
Futures contracts	(1,148,181)	—	(474,827)
Net realized gain (loss)	(16,244,971)	81,332,016	341,148,426
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(122,536,653)	222,776,359	(196,995,367)
Investments — affiliated issuers	486	116	2,338,439
Foreign currency translations	—	—	—
Futures contracts	(451,130)	—	(792,407)
Net change in unrealized appreciation/depreciation	(122,987,297)	222,776,475	(195,449,335)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(139,232,268)	304,108,491	145,699,091
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (105,068,118)	$352,477,484	$ 269,677,414
See accompanying notes to financial statements.
100

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF

$ 74,455,325	173,813,883	$ 158,959,812	$ 40,851,416	$ 48,807,718
179,664	327,300	442,162	59,327	363,419
36,499	3,962	128,757	80,724	40,971
1,528	305,739	36,088	353,426	99,743
(36,412)	—	(19,853)	(32,949)	(11,597)
74,636,604	174,450,884	159,546,966	41,311,944	49,300,254

2,726,164	2,737,904	2,699,055	1,086,891	840,233
81,612	48,235	80,744	26,209	34,138
586,977	334,476	541,804	178,316	235,599
—	—	2,623	—	2,629
3,394,753	3,120,615	3,324,226	1,291,416	1,112,599
$ 71,241,851	$ 171,330,269	$ 156,222,740	$ 40,020,528	$ 48,187,655

(1,916,137,186)	(152,145,989)	(430,422,536)	(69,851,185)	(7,555,624)
5,458	5,599	(898,094)	1,801	6,453
662,823,151	389,685,073	909,330,936	122,691,663	128,372,643
—	—	52,368	—	40,126
—	1,633,804	—	(212,329)	(453,766)
(1,253,308,577)	239,178,487	478,062,674	52,629,950	120,409,832

665,659,169	(246,339,391)	103,432,486	32,113,464	(30,798,396)
(86)	1,803	5,061,895	303	827,671
—	—	—	(147)	—
—	(1,450,541)	—	219,933	(689,275)
665,659,083	(247,788,129)	108,494,381	32,333,553	(30,660,000)
(587,649,494)	(8,609,642)	586,557,055	84,963,503	89,749,832
$ (516,407,643)	$ 162,720,627	$ 742,779,795	$124,984,031	$137,937,487
101

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 5,480,379	$ 29,866,925	$ 6,476,055
Dividend income — affiliated issuers	23,185	30,420	116,760
Unaffiliated securities lending income	51,354	1,644	434,883
Affiliated securities lending income	313,553	500,979	2,062,221
Foreign taxes withheld	—	(77,039)	—
TOTAL INVESTMENT INCOME (LOSS)	5,868,471	30,322,929	9,089,919
EXPENSES
Advisory fee	2,245,385	3,644,520	13,458,305
Trustees’ fees and expenses	8,216	13,651	43,846
Proxy voting expenses	53,815	89,670	325,899
TOTAL EXPENSES	2,307,416	3,747,841	13,828,050
NET INVESTMENT INCOME (LOSS)	$ 3,561,055	$ 26,575,088	$ (4,738,131)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(53,877,194)	(147,337,389)	(651,534,170)
Investments — affiliated issuers	(67,285,763)	973	(650,572,671)
In-kind redemptions — unaffiliated issuers	11,994,869	(11,887,138)	762,025,846
In-kind redemptions — affiliated issuers	—	—	163,052,877
Futures contracts	—	—	—
Net realized gain (loss)	(109,168,088)	(159,223,554)	(377,028,118)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	162,413,227	234,262,053	700,155,698
Investments — affiliated issuers	59,983,685	(33)	441,451,930
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	222,396,912	234,262,020	1,141,607,628
NET REALIZED AND UNREALIZED GAIN (LOSS)	113,228,824	75,038,466	764,579,510
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 116,789,879	$ 101,613,554	$ 759,841,379
See accompanying notes to financial statements.
102

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

285,346,355	$ 6,839,715	$ 76,040,315	$ 43,932,387
62,344,894	10,772	1,963,442	68,611
15,686	3,963	196,833	8,929
1,291,573	39,612	1,076,533	31,420
—	—	—	(154,619)
348,998,508	6,894,062	79,277,123	43,886,728

39,365,966	1,657,641	8,023,746	5,621,508
133,589	6,660	29,515	21,230
924,597	41,762	186,125	136,152
40,424,152	1,706,063	8,239,386	5,778,890
$ 308,574,356	$ 5,187,999	$ 71,037,737	$ 38,107,838

(71,604,446)	(43,997,822)	(67,316,459)	(151,657,012)
(53,610,745)	330	(108,659,704)	(1,259,256)
879,236,396	(24,526,858)	482,749,680	34,995,690
108,593,470	—	23,819,113	—
4,882,152	—	(2,272,609)	—
867,496,827	(68,524,350)	328,320,021	(117,920,578)

452,957,710	140,411,679	296,707,950	234,318,347
(123,355,520)	(31)	(76,418,255)	(79,052,851)
(2,402,068)	—	1,814,250	—
327,200,122	140,411,648	222,103,945	155,265,496
1,194,696,949	71,887,298	550,423,966	37,344,918
$1,503,271,305	$ 77,075,297	$ 621,461,703	$ 75,452,756
103

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 34,164,150	$ 38,488,292	$ 48,368,993	$ 68,956,923
Net realized gain (loss)	(16,244,971)	239,994,756	81,332,016	392,966,382
Net change in unrealized appreciation/depreciation	(122,987,297)	(413,909,093)	222,776,475	(1,302,798,089)
Net increase (decrease) in net assets resulting from operations	(105,068,118)	(135,426,045)	352,477,484	(840,874,784)
Net equalization credits and charges	2,550,209	1,077,428	494,297	979,551
Distributions to shareholders	(36,105,630)	(57,959,259)	(45,186,262)	(71,743,228)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	603,968,977	1,862,451,562	1,009,955,022	2,028,134,155
Cost of shares redeemed	(684,536,798)	(1,786,577,250)	(413,303,151)	(1,276,250,737)
Net income equalization	(2,550,209)	(1,077,428)	(494,297)	(979,551)
Net increase (decrease) in net assets from beneficial interest transactions	(83,118,030)	74,796,884	596,157,574	750,903,867
Net increase (decrease) in net assets during the period	(221,741,569)	(117,510,992)	903,943,093	(160,734,594)
Net assets at beginning of period	1,721,063,147	1,838,574,139	4,557,863,398	4,718,597,992
NET ASSETS AT END OF PERIOD	$1,499,321,578	$ 1,721,063,147	$5,461,806,491	$ 4,557,863,398
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,475,000	17,100,000	23,750,000	42,900,000
Shares redeemed	(7,375,000)	(16,525,000)	(10,100,000)	(28,050,000)
Net increase (decrease) from share transactions	(900,000)	575,000	13,650,000	14,850,000
See accompanying notes to financial statements.
104

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 123,978,323	$ 186,358,317	$ 71,241,851	$ 101,656,014	$ 171,330,269	$ 222,131,392
341,148,426	848,129,916	(1,253,308,577)	1,755,441,293	239,178,487	551,935,888
(195,449,335)	(2,708,775,122)	665,659,083	(4,310,633,081)	(247,788,129)	(790,467,681)
269,677,414	(1,674,286,889)	(516,407,643)	(2,453,535,774)	162,720,627	(16,400,401)
1,246,001	5,376,419	327,820	2,223,931	1,750,116	(6,178,692)
(126,817,106)	(188,796,183)	(69,280,948)	(103,641,351)	(180,230,436)	(237,671,317)

3,388,663,104	6,679,268,632	5,077,900,799	8,170,992,793	2,721,508,736	5,933,719,622
(1,545,449,314)	(2,778,413,734)	(2,805,585,225)	(6,143,013,035)	(3,037,007,879)	(2,578,305,652)
(1,246,001)	(5,376,419)	(327,820)	(2,223,931)	(1,750,116)	6,178,692
1,841,967,789	3,895,478,479	2,271,987,754	2,025,755,827	(317,249,259)	3,361,592,662
1,986,074,098	2,037,771,826	1,686,626,983	(529,197,367)	(333,008,952)	3,101,342,252
12,762,052,243	10,724,280,417	11,849,300,425	12,378,497,792	7,767,906,826	4,666,564,574
$14,748,126,341	$12,762,052,243	$13,535,927,408	$ 11,849,300,425	$ 7,434,897,874	$ 7,767,906,826

73,600,000	129,750,000	91,300,000	123,100,000	67,850,000	140,350,000
(33,400,000)	(55,000,000)	(51,050,000)	(92,800,000)	(74,750,000)	(62,000,000)
40,200,000	74,750,000	40,250,000	30,300,000	(6,900,000)	78,350,000
105

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 156,222,740	$ 279,249,557	$ 40,020,528	$ 62,582,890
Net realized gain (loss)	478,062,674	1,254,571,329	52,629,950	307,199,697
Net change in unrealized appreciation/depreciation	108,494,381	(2,191,256,821)	32,333,553	(1,165,984,091)
Net increase (decrease) in net assets resulting from operations	742,779,795	(657,435,935)	124,984,031	(796,201,504)
Net equalization credits and charges	4,274,261	7,262,787	90,648	687,303
Distributions to shareholders	(166,152,792)	(282,443,167)	(34,155,577)	(63,935,978)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,395,165,456	7,958,440,346	893,056,169	1,459,116,780
Cost of shares redeemed	(5,308,940,324)	(6,634,750,287)	(479,018,355)	(770,007,476)
Net income equalization	(4,274,261)	(7,262,787)	(90,648)	(687,303)
Other Capital	1	(1)	—	—
Net increase (decrease) in net assets from beneficial interest transactions	2,081,950,872	1,316,427,271	413,947,166	688,422,001
Net increase (decrease) in net assets during the period	2,662,852,136	383,810,956	504,866,268	(171,028,178)
Net assets at beginning of period	12,504,326,049	12,120,515,093	4,008,887,410	4,179,915,588
NET ASSETS AT END OF PERIOD	$15,167,178,185	$12,504,326,049	$4,513,753,678	$ 4,008,887,410
SHARES OF BENEFICIAL INTEREST:
Shares sold	187,750,000	198,200,000	23,800,000	34,600,000
Shares redeemed	(137,550,000)	(165,050,000)	(13,050,000)	(18,350,000)
Net increase (decrease) from share transactions	50,200,000	33,150,000	10,750,000	16,250,000
See accompanying notes to financial statements.
106

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR S&P Aerospace & Defense ETF		SPDR S&P Bank ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 48,187,655	$ 79,768,682	$ 3,561,055	$ 5,480,510	$ 26,575,088	$ 68,419,746
120,409,832	167,644,636	(109,168,088)	(17,743,992)	(159,223,554)	149,254,491
(30,660,000)	(910,923,159)	222,396,912	(389,078,694)	234,262,020	(599,763,113)
137,937,487	(663,509,841)	116,789,879	(401,342,176)	101,613,554	(382,088,876)
(160,722)	855,069	(3,631)	50,136	(1,496,944)	(3,627,256)
(48,184,943)	(81,693,432)	(3,704,140)	(5,246,533)	(28,319,593)	(69,634,560)

668,437,352	1,117,438,063	114,332,341	840,610,317	664,571,451	2,953,282,901
(389,744,929)	(437,827,069)	(113,869,013)	(622,861,774)	(1,124,171,598)	(3,781,340,654)
160,722	(855,069)	3,631	(50,136)	1,496,944	3,627,256
—	67	—	—	—	—
278,853,145	678,755,992	466,959	217,698,407	(458,103,203)	(824,430,497)
368,444,967	(65,592,212)	113,549,067	(188,840,166)	(386,306,186)	(1,279,781,189)
5,117,088,486	5,182,680,698	1,229,876,144	1,418,716,310	2,075,901,342	3,355,682,531
$5,485,533,453	$ 5,117,088,486	$ 1,343,425,211	$1,229,876,144	$ 1,689,595,156	$ 2,075,901,342

13,950,000	20,600,000	1,075,000	7,050,000	14,200,000	54,700,000
(8,100,000)	(8,300,000)	(1,100,000)	(5,550,000)	(24,100,000)	(72,800,000)
5,850,000	12,300,000	(25,000)	1,500,000	(9,900,000)	(18,100,000)
107

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR S&P Biotech ETF		SPDR S&P Dividend ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (4,738,131)	$ (11,571,439)	$ 308,574,356	$ 532,403,565
Net realized gain (loss)	(377,028,118)	(2,458,899,544)	867,496,827	1,843,307,815
Net change in unrealized appreciation/depreciation	1,141,607,628	(1,413,959,280)	327,200,122	(2,514,204,646)
Net increase (decrease) in net assets resulting from operations	759,841,379	(3,884,430,263)	1,503,271,305	(138,493,266)
Net equalization credits and charges	(1,140,828)	(7,464,925)	3,777,753	3,579,314
Distributions to shareholders	—	—	(306,047,837)	(552,419,296)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,687,488,918	21,303,849,455	5,406,760,619	8,538,884,091
Cost of shares redeemed	(9,272,636,699)	(17,829,682,985)	(3,612,821,732)	(6,927,197,514)
Net income equalization	1,140,828	7,464,925	(3,777,753)	(3,579,314)
Other Capital	—	1,691	—	—
Net increase (decrease) in net assets from beneficial interest transactions	415,993,047	3,481,633,086	1,790,161,134	1,608,107,263
Net increase (decrease) in net assets during the period	1,174,693,598	(410,262,102)	2,991,162,355	920,774,015
Net assets at beginning of period	6,844,470,435	7,254,732,537	20,591,730,990	19,670,956,975
NET ASSETS AT END OF PERIOD	$ 8,019,164,033	$ 6,844,470,435	$23,582,893,345	$20,591,730,990
SHARES OF BENEFICIAL INTEREST:
Shares sold	116,625,000	219,275,000	44,000,000	68,550,000
Shares redeemed	(112,275,000)	(180,600,000)	(29,050,000)	(55,850,000)
Net increase (decrease) from share transactions	4,350,000	38,675,000	14,950,000	12,700,000
See accompanying notes to financial statements.
108

SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Regional Banking ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 5,187,999	$ 12,214,777	$ 71,037,737	$ 80,575,563	$ 38,107,838	$ 100,050,306
(68,524,350)	50,988,835	328,320,021	1,873,119,457	(117,920,578)	11,999,565
140,411,648	(495,165,255)	222,103,945	(946,226,884)	155,265,496	(580,343,129)
77,075,297	(431,961,643)	621,461,703	1,007,468,136	75,452,756	(468,293,258)
(496,340)	(1,058,174)	(4,877,724)	(5,592,209)	(1,907,307)	(4,770,368)
(4,908,386)	(11,092,891)	(65,147,920)	(74,165,492)	(37,749,827)	(95,537,482)

2,123,110,083	6,138,199,523	6,877,178,143	17,912,759,795	3,735,151,553	12,386,769,610
(2,306,410,526)	(6,771,455,166)	(6,789,593,236)	(18,899,755,374)	(4,180,723,909)	(13,851,362,802)
496,340	1,058,174	4,877,724	5,592,209	1,907,307	4,770,368
—	—	—	—	—	—
(182,804,103)	(632,197,469)	92,462,631	(981,403,370)	(443,665,049)	(1,459,822,824)
(111,133,532)	(1,076,310,177)	643,898,690	(53,692,935)	(407,869,427)	(2,028,423,932)
886,171,263	1,962,481,440	4,072,300,328	4,125,993,263	3,064,454,870	5,092,878,802
$ 775,037,731	$ 886,171,263	$ 4,716,199,018	$ 4,072,300,328	$ 2,656,585,443	$ 3,064,454,870

35,700,000	85,150,000	49,850,000	161,500,000	60,450,000	181,450,000
(39,050,000)	(95,750,000)	(49,250,000)	(170,050,000)	(68,000,000)	(206,450,000)
(3,350,000)	(10,600,000)	600,000	(8,550,000)	(7,550,000)	(25,000,000)
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 95.05	$ 104.87	$ 78.07	$ 98.82	$ 93.80	$ 92.99
Income (loss) from investment operations:
Net investment income (loss) (a)	1.96	2.18	1.89	2.50	2.74	2.47
Net realized and unrealized gain (loss) (b)	(7.97)	(8.86)	28.25	(19.84)	5.92	1.20
Total from investment operations	(6.01)	(6.68)	30.14	(17.34)	8.66	3.67
Net equalization credits and charges (a)	0.15	0.06	0.08	(0.10)	0.01	(0.04)
Distributions to shareholders from:
Net investment income	(2.05)	(3.20)	(3.42)	(3.31)	(3.65)	(2.82)
Net asset value, end of period	$ 87.14	$ 95.05	$ 104.87	$ 78.07	$ 98.82	$ 93.80
Total return (c)	(6.17)%	(6.69)%	39.59%	(18.04)%	9.58%	4.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,499,322	$1,721,063	$1,838,574	$1,353,163	$2,532,796	$2,563,630
Ratios to average net assets:
Total expenses	0.26%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	4.18%(d)	1.96%	2.12%	2.61%	2.89%	2.72%
Portfolio turnover rate (e)	3%(f)	10%	6%	17%	9%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 39.70	$ 47.21	$ 31.26	$ 34.06	$ 34.86	$ 30.80
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	0.64	0.54	0.54	0.54	0.52
Net realized and unrealized gain (loss) (c)	2.79	(7.50)	15.95	(2.77)	(0.82)	4.16
Total from investment operations	3.19	(6.86)	16.49	(2.23)	(0.28)	4.68
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.01	0.04	0.07
Distributions to shareholders from:
Net investment income	(0.37)	(0.66)	(0.55)	(0.58)	(0.56)	(0.50)
Net realized gains	—	—	—	—	—	(0.19)
Total distributions	(0.37)	(0.66)	(0.55)	(0.58)	(0.56)	(0.69)
Net asset value, end of period	$ 42.52	$ 39.70	$ 47.21	$ 31.26	$ 34.06	$ 34.86
Total return (e)	8.06%	(14.67)%	53.05%	(6.53)%	(0.60)%	15.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,461,806	$4,557,863	$4,718,598	$2,341,048	$1,592,467	$780,885
Ratios to average net assets:
Total expenses	0.06%(f)	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	1.87%(f)	1.37%	1.34%	1.66%	1.61%	1.56%
Portfolio turnover rate (g)	9%(h)	13%	14%	30%	8%	11%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 44.34	$ 50.34	$ 36.30	$ 34.53	$ 31.87	$ 28.36
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	0.73	0.66	0.69	0.65	0.61
Net realized and unrealized gain (loss) (c)	0.62	(6.03)	14.02	1.72	2.64	3.38
Total from investment operations	1.02	(5.30)	14.68	2.41	3.29	3.99
Net equalization credits and charges (b)	0.00(d)	0.02	0.03	0.06	0.05	0.11
Contribution from affiliate	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.40)	(0.72)	(0.67)	(0.70)	(0.68)	(0.59)
Net asset value, end of period	$ 44.96	$ 44.34	$ 50.34	$ 36.30	$ 34.53	$ 31.87
Total return (e)	2.32%	(10.67)%	40.79%	7.26%	10.65%	14.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,748,126	$12,762,052	$10,724,280	$5,516,028	$2,527,961	$1,362,496
Ratios to average net assets:
Total expenses	0.04%(f)	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	1.71%(f)	1.42%	1.51%	1.97%	2.00%	1.94%
Portfolio turnover rate (g)	1%(h)	2%	4%	11%	5%	7%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 52.23	$ 62.98	$ 44.96	$ 38.74	$ 35.12	$ 29.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.47	0.46	0.55	0.53	0.48
Net realized and unrealized gain (loss) (c)	(1.57)	(10.76)	18.02	6.24	3.60	5.50
Total from investment operations	(1.28)	(10.29)	18.48	6.79	4.13	5.98
Net equalization credits and charges (b)	0.00(d)	0.01	(0.00)(d)	(0.01)	0.03	0.05
Distributions to shareholders from:
Net investment income	(0.27)	(0.47)	(0.46)	(0.56)	(0.54)	(0.47)
Net asset value, end of period	$ 50.68	$ 52.23	$ 62.98	$ 44.96	$ 38.74	$ 35.12
Total return (e)	(2.46)%	(16.45)%	41.27%	17.67%	11.96%	20.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,535,927	$11,849,300	$12,378,498	$7,903,192	$5,390,890	$2,648,124
Ratios to average net assets:
Total expenses	0.05%(f)	0.04%	0.04%	0.04%	0.04%	0.06%
Net investment income (loss)	1.05%(f)	0.73%	0.85%	1.36%	1.45%	1.43%
Portfolio turnover rate (g)	35%(h)	14%	11%	23%	21%	13%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 39.89	$ 40.09	$ 27.89	$ 38.01	$ 37.27	$ 35.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	1.60	1.48	1.58	1.64	1.52
Net realized and unrealized gain (loss) (b)	(0.27)	(0.19)	12.47	(10.08)	0.61	2.15
Total from investment operations	0.61	1.41	13.95	(8.50)	2.25	3.67
Net equalization credits and charges (a)	0.01	(0.04)	0.16	0.09	0.19	0.13
Distributions to shareholders from:
Net investment income	(0.93)	(1.57)	(1.91)	(1.71)	(1.70)	(1.49)
Net realized gains	—	—	—	—	—	(0.31)
Total distributions	(0.93)	(1.57)	(1.91)	(1.71)	(1.70)	(1.80)
Net asset value, end of period	$ 39.58	$ 39.89	$ 40.09	$ 27.89	$ 38.01	$ 37.27
Total return (c)	1.60%	3.37%	51.84%	(22.55)%	6.82%	10.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,434,898	$7,767,907	$4,666,565	$1,916,307	$1,704,761	$566,538
Ratios to average net assets:
Total expenses	0.08%(d)	0.07%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	4.38%(d)	3.83%	4.28%	4.64%	4.41%	4.17%
Portfolio turnover rate (e)	23%(f)	29%	39%	45%	28%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 36.81	$ 39.54	$ 29.04	$ 31.28	$ 29.60	$ 28.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.45	0.86	0.81	0.84	0.79	0.75
Net realized and unrealized gain (loss) (c)	2.09	(2.76)	10.45	(2.31)	1.68	1.25
Total from investment operations	2.54	(1.90)	11.26	(1.47)	2.47	2.00
Net equalization credits and charges (b)	0.01	0.02	0.07	0.07	0.03	0.12
Distributions to shareholders from:
Net investment income	(0.46)	(0.85)	(0.83)	(0.84)	(0.82)	(0.73)
Net realized gains	—	—	—	—	—	(0.17)
Total distributions	(0.46)	(0.85)	(0.83)	(0.84)	(0.82)	(0.90)
Net asset value, end of period	$ 38.90	$ 36.81	$ 39.54	$ 29.04	$ 31.28	$ 29.60
Total return (d)	6.98%	(4.92)%	39.44%	(4.54)%	8.59%	7.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,167,178	$12,504,326	$12,120,515	$4,753,481	$2,883,852	$1,355,967
Ratios to average net assets:
Total expenses	0.05%(e)	0.04%	0.04%	0.04%	0.04%	0.06%
Net investment income (loss)	2.32%(e)	2.12%	2.28%	2.67%	2.63%	2.49%
Portfolio turnover rate (f)	28%(g)	16%	18%	34%	30%	16%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 36.00	$ 43.95	$ 26.57	$ 30.65	$ 32.26	$ 27.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.61	0.45	0.44	0.48	0.50
Net realized and unrealized gain (loss) (c)	0.91	(7.95)	17.37	(4.07)	(1.57)	4.49
Total from investment operations	1.26	(7.34)	17.82	(3.63)	(1.09)	4.99
Net equalization credits and charges (b)	0.00(d)	0.01	0.00(d)	0.04	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.29)	(0.62)	(0.44)	(0.49)	(0.53)	(0.46)
Net asset value, end of period	$ 36.97	$ 36.00	$ 43.95	$ 26.57	$ 30.65	$ 32.26
Total return (e)	3.52%	(16.87)%	67.37%	(11.78)%	(3.24)%	18.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,513,754	$4,008,887	$4,179,916	$2,168,502	$1,367,143	$1,188,787
Ratios to average net assets:
Total expenses	0.06%(f)	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	1.84%(f)	1.45%	1.25%	1.55%	1.57%	1.63%
Portfolio turnover rate (g)	7%(h)	16%	13%	80%	14%	28%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 46.46	$ 52.97	$ 37.81	$ 36.49	$ 33.98	$ 30.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.76	0.68	0.72	0.68	0.64
Net realized and unrealized gain (loss) (c)	0.83	(6.51)	15.15	1.35	2.43	3.72
Total from investment operations	1.25	(5.75)	15.83	2.07	3.11	4.36
Net equalization credits and charges (b)	(0.00)(d)	0.01	0.01	(0.02)	0.06	0.10
Contribution from affiliate	—	—	0.00(d)	—	—	—
Other capital	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.42)	(0.77)	(0.68)	(0.73)	(0.66)	(0.54)
Net asset value, end of period	$ 47.29	$ 46.46	$ 52.97	$ 37.81	$ 36.49	$ 33.98
Total return (e)	2.71%	(11.02)%	42.13%	5.76%	9.45%	14.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,485,533	$5,117,088	$5,182,681	$3,391,957	$3,497,222	$2,198,379
Ratios to average net assets:
Total expenses	0.04%(f)	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	1.72%(f)	1.41%	1.48%	1.93%	1.96%	1.92%
Portfolio turnover rate (g)	1%(h)	1%	3%	12%	4%	8%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 100.60	$ 132.28	$ 87.61	$ 104.01	$ 87.07	$ 70.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.49	0.77	1.01	0.54	0.57
Net realized and unrealized gain (loss) (b)	9.54	(31.72)	44.88	(16.37)	17.39	16.70
Total from investment operations	9.83	(31.23)	45.65	(15.36)	17.93	17.27
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.02)	0.00(c)	0.03	0.04
Voluntary contribution from Custodian	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.31)	(0.45)	(0.96)	(1.04)	(1.02)	(0.62)
Net asset value, end of period	$ 110.12	$ 100.60	$ 132.28	$ 87.61	$ 104.01	$ 87.07
Total return (d)	9.79%	(23.65)%	52.23%	(14.83)%	20.75%	24.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,343,425	$1,229,876	$1,418,716	$1,368,843	$1,549,742	$1,279,944
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.56%(e)	0.42%	0.71%	1.01%	0.58%	0.68%
Portfolio turnover rate	12%(f)	38%	26%	28%	22%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 43.89	$ 51.31	$ 31.57	$ 43.45	$ 47.19	$ 43.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	1.15	1.16	1.09	0.90	0.72
Net realized and unrealized gain (loss) (b)	1.42	(7.26)	19.71	(11.95)	(3.62)	3.60
Total from investment operations	2.03	(6.11)	20.87	(10.86)	(2.72)	4.32
Net equalization credits and charges (a)	(0.03)	(0.06)	0.01	0.02	(0.03)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.72)	(1.25)	(1.14)	(1.04)	(0.99)	(0.71)
Net asset value, end of period	$ 45.17	$ 43.89	$ 51.31	$ 31.57	$ 43.45	$ 47.19
Total return (d)	4.57%	(12.36)%	67.13%	(25.32)%	(5.72)%	9.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,689,595	$2,075,901	$3,355,683	$1,307,007	$1,742,407	$3,633,782
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.55%(e)	2.19%	2.60%	2.74%	2.02%	1.54%
Portfolio turnover rate (f)	11%(g)	37%	41%	30%	24%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 74.24	$ 135.54	$ 112.03	$ 87.82	$ 95.23	$ 77.15
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	(0.17)	0.24	0.01	0.04	0.20
Net realized and unrealized gain (loss) (b)	8.88	(61.02)	23.57	24.22	(7.37)	18.06
Total from investment operations	8.83	(61.19)	23.81	24.23	(7.33)	18.26
Net equalization credits and charges (a)	(0.01)	(0.11)	(0.00)(c)	0.00(c)	0.00(c)	0.01
Other capital	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	—	(0.30)	(0.02)	(0.08)	(0.19)
Net asset value, end of period	$ 83.06	$ 74.24	$ 135.54	$ 112.03	$ 87.82	$ 95.23
Total return (d)	11.88%	(45.23)%	21.27%	27.59%	(7.70)%	23.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,019,164	$6,844,470	$7,254,733	$5,402,647	$4,412,868	$5,232,982
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.12)%(e)	(0.17)%	0.18%	0.01%	0.05%	0.23%
Portfolio turnover rate (f)	38%(g)	64%	74%	66%	45%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 118.68	$ 122.33	$ 91.25	$ 100.96	$ 92.65	$ 88.93
Income (loss) from investment operations:
Net investment income (loss) (a)	1.71	3.25	3.28	2.84	2.41	2.31
Net realized and unrealized gain (loss) (b)	6.39	(3.57)	31.05	(9.68)	8.30	6.10
Total from investment operations	8.10	(0.32)	34.33	(6.84)	10.71	8.41
Net equalization credits and charges (a)	0.02	0.02	(0.01)	(0.04)	0.02	(0.03)
Distributions to shareholders from:
Net investment income	(1.66)	(3.35)	(3.24)	(2.83)	(2.42)	(2.33)
Net realized gains	—	—	—	—	—	(2.33)
Total distributions	(1.66)	(3.35)	(3.24)	(2.83)	(2.42)	(4.66)
Net asset value, end of period	$ 125.14	$ 118.68	$ 122.33	$ 91.25	$ 100.96	$ 92.65
Total return (c)	6.88%	(0.28)%	38.17%	(6.82)%	11.76%	9.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,582,893	$20,591,731	$19,670,957	$15,197,866	$18,698,029	$15,351,950
Ratios to average net assets:
Total expenses	0.36%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.74%(d)	2.61%	3.06%	2.89%	2.49%	2.51%
Portfolio turnover rate (e)	10%(f)	24%	22%	31%	20%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 54.70	$ 73.23	$ 43.92	$ 41.69	$ 39.56	$ 38.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.51	0.43	0.43	0.41	0.35
Net realized and unrealized gain (loss) (b)	5.65	(18.48)	29.30	2.20	2.17	1.03
Total from investment operations	5.98	(17.97)	29.73	2.63	2.58	1.38
Net equalization credits and charges (a)	(0.03)	(0.04)	(0.00)(c)	0.03	(0.03)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.34)	(0.52)	(0.42)	(0.43)	(0.42)	(0.35)
Net asset value, end of period	$ 60.31	$ 54.70	$ 73.23	$ 43.92	$ 41.69	$ 39.56
Total return (d)	10.91%	(24.73)%	67.87%	6.49%	6.59%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$775,038	$886,171	$1,962,481	$799,294	$658,639	$828,757
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.10%(e)	0.70%	0.70%	1.01%	1.09%	0.86%
Portfolio turnover rate (f)	11%(g)	21%	24%	27%	32%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 119.42	$ 96.74	$ 52.22	$ 108.92	$ 172.16	$ 127.60
Income (loss) from investment operations:
Net investment income (loss) (b)	2.16	2.07	1.37	1.46	1.12	1.08
Net realized and unrealized gain (loss) (c)	16.58	22.83	44.56	(56.76)	(63.20)	44.56
Total from investment operations	18.74	24.90	45.93	(55.30)	(62.08)	45.64
Net equalization credits and charges (b)	(0.15)	(0.14)	(0.02)	0.02	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(2.10)	(2.08)	(1.39)	(1.42)	(1.16)	(1.08)
Net asset value, end of period	$ 135.91	$ 119.42	$ 96.74	$ 52.22	$ 108.92	$ 172.16
Total return (e)	15.64%	25.79%	89.34%	(50.86)%	(36.12)%	35.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,716,199	$4,072,300	$4,125,993	$2,067,927	$1,884,277	$3,107,237
Ratios to average net assets:
Total expenses	0.36%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.10%(f)	1.88%	2.07%	2.13%	0.81%	0.76%
Portfolio turnover rate (g)	16%(h)	42%	71%	41%	37%	36%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 58.09	$ 65.50	$ 38.41	$ 53.53	$ 60.96	$ 54.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	1.42	1.44	1.37	1.15	0.93
Net realized and unrealized gain (loss) (b)	0.75	(7.33)	26.99	(15.21)	(7.32)	5.91
Total from investment operations	1.49	(5.91)	28.43	(13.84)	(6.17)	6.84
Net equalization credits and charges (a)	(0.04)	(0.07)	0.08	0.11	(0.06)	0.05
Distributions to shareholders from:
Net investment income	(0.77)	(1.43)	(1.42)	(1.39)	(1.20)	(0.90)
Net asset value, end of period	$ 58.77	$ 58.09	$ 65.50	$ 38.41	$ 53.53	$ 60.96
Total return (c)	2.49%	(9.37)%	75.38%	(25.96)%	(10.15)%	12.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,656,585	$3,064,455	$5,092,879	$1,208,104	$2,237,599	$5,404,393
Ratios to average net assets:
Total expenses	0.36%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.37%(d)	2.08%	2.47%	2.79%	2.03%	1.56%
Portfolio turnover rate (e)	21%(f)	44%	50%	35%	27%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds
126

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR Dow Jones REIT ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
127

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the SPDR Dow Jones REIT ETF, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 500 High Dividend ETF, the SPDR Portfolio S&P 600 Small Cap ETF, the SPDR Portfolio S&P 1500 Composite Stock Market ETF, the SPDR S&P Dividend ETF and the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$811,220	$—	$811,220
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ 197,698	$—	$ 197,698
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	595,082	—	595,082
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	1,169,190	—	1,169,190
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	93,798	—	93,798
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	544,128	—	544,128
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	2,136,638	—	2,136,638

128

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	(1,148,181)	$—	(1,148,181)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(474,827)	—	(474,827)
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	1,633,804	—	1,633,804
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(212,329)	—	(212,329)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(453,766)	—	(453,766)
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	4,882,152	—	4,882,152
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(2,272,609)	—	(2,272,609)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ (451,130)	$—	$ (451,130)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(792,407)	—	(792,407)
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	(1,450,541)	—	(1,450,541)
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	219,933	—	219,933
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(689,275)	—	(689,275)
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(2,402,068)	—	(2,402,068)
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	1,814,250	—	1,814,250
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 500 ETF	0.03
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Annual Rate
SPDR Portfolio S&P 500 Growth ETF	0.04%
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31,
130

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 42,233,746	$ 43,888,269
SPDR Portfolio S&P 400 Mid Cap ETF	464,099,509	450,158,384
SPDR Portfolio S&P 500 ETF	180,823,304	183,511,666
SPDR Portfolio S&P 500 Growth ETF	4,664,729,947	4,662,686,148
SPDR Portfolio S&P 500 High Dividend ETF	1,858,186,990	1,725,425,471
SPDR Portfolio S&P 500 Value ETF	3,778,585,647	3,787,696,569
SPDR Portfolio S&P 600 Small Cap ETF	330,811,171	319,906,175
SPDR Portfolio S&P 1500 Composite Stock Market ETF	60,043,825	66,582,064
SPDR S&P Aerospace & Defense ETF	148,624,060	149,013,081
SPDR S&P Bank ETF	289,134,809	184,446,940
SPDR S&P Biotech ETF	2,881,098,275	2,812,226,491
SPDR S&P Dividend ETF	2,290,849,127	2,134,282,634
SPDR S&P Homebuilders ETF	106,947,997	106,876,249
SPDR S&P Oil & Gas Exploration & Production ETF	739,623,448	752,901,945
SPDR S&P Regional Banking ETF	641,576,981	7,147,399,168
For the period ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 541,461,536	$ 622,126,933	$ (8,996,797)
SPDR Portfolio S&P 400 Mid Cap ETF	938,627,276	342,534,606	103,640,138
SPDR Portfolio S&P 500 ETF	3,197,825,540	1,354,424,146	385,331,325
SPDR Portfolio S&P 500 Growth ETF	4,877,594,930	2,607,386,575	662,823,151
SPDR Portfolio S&P 500 High Dividend ETF	2,468,856,016	2,928,201,262	389,685,073
SPDR Portfolio S&P 500 Value ETF	7,204,158,606	5,133,413,220	909,383,304
SPDR Portfolio S&P 600 Small Cap ETF	861,683,827	443,900,150	122,691,663
SPDR Portfolio S&P 1500 Composite Stock Market ETF	640,783,723	362,585,879	128,412,769
SPDR S&P Aerospace & Defense ETF	101,600,616	101,159,315	11,994,869
SPDR S&P Bank ETF	481,346,746	940,904,201	(11,887,138)
SPDR S&P Biotech ETF	7,790,271,886	7,374,857,273	925,078,723
131

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Dividend ETF	$5,141,074,807	$3,533,453,008	$987,829,866
SPDR S&P Homebuilders ETF	1,718,234,698	1,901,436,989	(24,526,858)
SPDR S&P Oil & Gas Exploration & Production ETF	5,510,824,910	5,420,035,928	506,568,793
SPDR S&P Regional Banking ETF	2,807,857,506	3,253,048,526	34,995,690
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,968,689,716	$ 1,101,388	$ 459,851,722	$ (458,750,334)
SPDR Portfolio S&P 400 Mid Cap ETF	5,715,139,794	506,979,528	538,087,374	(31,107,846)
SPDR Portfolio S&P 500 ETF	15,402,235,959	1,037,402,613	1,662,500,274	(625,097,661)
SPDR Portfolio S&P 500 Growth ETF	14,143,637,291	427,990,962	1,042,055,141	(614,064,179)
SPDR Portfolio S&P 500 High Dividend ETF	8,087,948,299	292,507,852	798,648,784	(506,140,932)
SPDR Portfolio S&P 500 Value ETF	16,004,622,280	389,919,660	1,189,038,873	(799,119,213)
SPDR Portfolio S&P 600 Small Cap ETF	5,029,185,133	423,310,336	720,900,845	(297,590,509)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,054,229,099	912,801,435	466,248,008	446,553,427
SPDR S&P Aerospace & Defense ETF	1,433,247,967	148,720,322	199,891,359	(51,171,037)
SPDR S&P Bank ETF	2,045,546,861	4,579,430	342,001,412	(337,421,982)
SPDR S&P Biotech ETF	10,037,634,072	621,952,304	2,029,675,459	(1,407,723,155)
SPDR S&P Dividend ETF	23,073,269,267	2,051,828,337	1,245,629,288	806,199,049
SPDR S&P Homebuilders ETF	1,095,610,318	—	292,708,268	(292,708,268)
132

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Oil & Gas Exploration & Production ETF	$ 5,430,644,918	$ 87,696,053	$ 495,986,883	$ (408,290,830)
SPDR S&P Regional Banking ETF	3,311,318,540	1,258,798	653,455,047	(652,196,249)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 19,878,634	$ 17,745,779	$ 2,766,576	$ 20,512,355
SPDR Portfolio S&P 400 Mid Cap ETF	291,104,420	229,250,323	70,561,984	299,812,307
SPDR Portfolio S&P 500 ETF	95,137,373	43,954,089	53,270,817	97,224,906
SPDR Portfolio S&P 500 High Dividend ETF	176,168,351	178,948,114	2,356,500	181,304,614
SPDR Portfolio S&P 500 Value ETF	56,740,472	57,914,196	336,147	58,250,343
SPDR Portfolio S&P 600 Small Cap ETF	250,102,093	224,055,583	33,207,677	257,263,260
SPDR Portfolio S&P 1500 Composite Stock Market ETF	28,272,819	21,616,955	7,452,328	29,069,283
SPDR S&P Aerospace & Defense ETF	60,304,666	38,426,831	24,201,222	62,628,053
SPDR S&P Bank ETF	20,850,896	21,767,741	25,200	21,792,941
SPDR S&P Biotech ETF	780,005,547	608,792,638	189,344,161	798,136,799
SPDR S&P Dividend ETF	467,634,365	347,576,228	135,232,983	482,809,211
SPDR S&P Homebuilders ETF	28,414,425	28,436,138	1,043,970	29,480,108
SPDR S&P Oil & Gas Exploration & Production ETF	370,698,834	313,702,375	69,950,562	383,652,937
SPDR S&P Regional Banking ETF	12,330,416	8,240,669	3,985,539	12,226,208
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

133

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 17,745,779	$—	$—	$—	$ 17,745,779	$ 17,745,779
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	229,250,323	—	—	—	229,250,323	229,250,323
SPDR Portfolio S&P 500 ETF	Common Stocks	43,954,089	—	—	—	43,954,089	43,954,089
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	178,948,114	—	—	—	178,948,114	178,948,114
SPDR Portfolio S&P 500 Value ETF	Common Stocks	57,914,196	—	—	—	57,914,196	57,914,196
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	224,055,583	—	—	—	224,055,583	224,055,583
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	21,609,305	—	—	—	21,609,305	21,609,305
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Warrants	7,650	—	—	—	7,650	7,650
SPDR S&P Aerospace & Defense ETF	Common Stocks	38,426,831	—	—	—	38,426,831	38,426,831
SPDR S&P Bank ETF	Common Stocks	21,767,741	—	—	—	21,767,741	21,767,741
SPDR S&P Biotech ETF	Common Stocks	608,792,638	—	—	—	608,792,638	608,792,638
SPDR S&P Dividend ETF	Common Stocks	347,576,228	—	—	—	347,576,228	347,576,228
SPDR S&P Homebuilders ETF	Common Stocks	28,436,138	—	—	—	28,436,138	28,436,138
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	313,702,375	—	—	—	313,702,375	313,702,375
SPDR S&P Regional Banking ETF	Common Stocks	8,240,669	—	—	—	8,240,669	8,240,669
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments
134

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
135

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones REIT ETF	0.26%	$ 938.30	$1.27	$1,023.90	$1.33
SPDR Portfolio S&P 400 Mid Cap ETF	0.06	1,080.60	0.31	1,024.90	0.31
SPDR Portfolio S&P 500 ETF	0.04	1,023.20	0.20	1,025.00	0.20
SPDR Portfolio S&P 500 Growth ETF	0.05	975.40	0.25	1,025.00	0.26
SPDR Portfolio S&P 500 High Dividend ETF	0.08	1,016.00	0.41	1,024.80	0.41
SPDR Portfolio S&P 500 Value ETF	0.05	1,000.00	0.25	1,025.00	0.26
SPDR Portfolio S&P 600 Small Cap ETF	0.06	1,035.20	0.31	1,024.90	0.31
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.04	1,027.10	0.20	1,025.00	0.20
SPDR S&P Aerospace & Defense ETF	0.36	1,097.90	1.90	1,023.40	1.84
SPDR S&P Bank ETF	0.36	1,045.70	1.86	1,023.40	1.84
SPDR S&P Biotech ETF	0.36	1,118.80	1.92	1,023.40	1.84
SPDR S&P Dividend ETF	0.36	1,068.80	1.88	1,023.40	1.84
SPDR S&P Homebuilders ETF	0.36	1,109.10	1.91	1,023.40	1.84
SPDR S&P Oil & Gas Exploration & Production ETF	0.36	1,156.40	1.96	1,023.40	1.84
SPDR S&P Regional Banking ETF	0.36	1,024.90	1.84	1,023.40	1.84
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
136

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Series Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
137

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SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTEQ2AR

Semi-Annual Report
December 31, 2022
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
iQIYI, Inc. ADR	1.5%
Kingsoft Cloud Holdings, Ltd. ADR	1.2
PAR Technology Corp.	1.2
Schrodinger, Inc.	1.2
Varonis Systems, Inc.	1.2
DocuSign, Inc.	1.1
Pagerduty, Inc.	1.1
Monday.com, Ltd.	1.1
Vnet Group, Inc. ADR	1.1
Concentrix Corp.	1.1
TOTAL	11.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Software	34.5%
IT Services	16.5
Semiconductors & Semiconductor Equipment	13.2
Interactive Media & Services	7.1
Entertainment	7.1
Health Care Technology	6.9
Media	2.9
Electronic Equipment, Instruments & Components	2.2
Communications Equipment	1.9
Professional Services	1.9
Real Estate Management & Development	1.8
Diversified Consumer Services	1.1
Technology Hardware, Storage & Peripherals	1.0
Internet & Direct Marketing Retail	1.0
Consumer Finance	0.8
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(9.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
UniCredit SpA	0.9%
Schlumberger, Ltd.	0.9
Gilead Sciences, Inc.	0.9
Mitsubishi UFJ Financial Group, Inc.	0.9
Siemens AG	0.8
Mitsui & Co., Ltd.	0.8
Netflix, Inc.	0.8
Allianz SE	0.8
Merck & Co., Inc.	0.8
Deutsche Bank AG	0.8
TOTAL	8.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.5
Johnson & Johnson	2.4
UnitedHealth Group, Inc.	2.3
Home Depot, Inc.	2.2
Eli Lilly & Co.	1.7
Merck & Co., Inc.	1.7
Visa, Inc. Class A	1.6
Pfizer, Inc.	1.6
Mastercard, Inc. Class A	1.5
TOTAL	20.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

		% of Net Assets
	Information Technology	24.9%
	Health Care	19.3
	Financials	12.0
	Industrials	9.7
	Consumer Staples	8.2
	Communication Services	8.2
	Consumer Discretionary	7.7
	Utilities	4.1
	Materials	2.6
	Energy	2.0
	Real Estate	1.2
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	3.1
Oracle Corp.	3.1
Adobe, Inc.	3.1
Salesforce, Inc.	3.1
Booking Holdings, Inc.	3.0
Snowflake, Inc. Class A	3.0
ServiceNow, Inc.	3.0
Cisco Systems, Inc.	3.0
Microsoft Corp.	2.9
TOTAL	30.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Semiconductors & Semiconductor Equipment	33.8%
Software	20.8
Internet & Direct Marketing Retail	11.4
IT Services	8.6
Interactive Media & Services	6.0
Hotels, Restaurants & Leisure	5.7
Communications Equipment	3.0
Road & Rail	2.8
Entertainment	2.8
Technology Hardware, Storage & Peripherals	2.8
Automobiles	2.1
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.0
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corp.	5.8
Amazon.com, Inc.	2.4
Berkshire Hathaway, Inc. Class B	1.8
Alphabet, Inc. Class A	1.7
UnitedHealth Group, Inc.	1.6
Alphabet, Inc. Class C	1.5
Johnson & Johnson	1.5
JPMorgan Chase & Co.	1.2
NVIDIA Corp.	1.2
TOTAL	25.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	26.7%
Health Care	16.5
Financials	12.1
Consumer Discretionary	10.2
Industrials	9.0
Communication Services	7.6
Consumer Staples	7.5
Utilities	3.3
Real Estate	2.8
Materials	2.8
Energy	1.3
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Charles Schwab Corp.	1.8%
Affiliated Managers Group, Inc.	1.8
Bank of New York Mellon Corp.	1.8
Focus Financial Partners, Inc. Class A	1.8
Evercore, Inc. Class A	1.8
Carlyle Group, Inc.	1.7
Cboe Global Markets, Inc.	1.7
Tradeweb Markets, Inc. Class A	1.7
Northern Trust Corp.	1.7
Virtus Investment Partners, Inc.	1.7
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Asset Management & Custody Banks	44.7%
Investment Banking & Brokerage	32.3
Financial Exchanges & Data	22.6
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Align Technology, Inc.	1.6%
Alphatec Holdings, Inc.	1.6
Inspire Medical Systems, Inc.	1.6
Cooper Cos., Inc.	1.6
Masimo Corp.	1.6
Meridian Bioscience, Inc.	1.6
Omnicell, Inc.	1.6
DENTSPLY SIRONA, Inc.	1.6
TransMedics Group, Inc.	1.5
AtriCure, Inc.	1.5
TOTAL	15.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Health Care Equipment	76.9%
Health Care Supplies	23.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Tenet Healthcare Corp.	1.9%
Universal Health Services, Inc. Class B	1.9
Surgery Partners, Inc.	1.9
Encompass Health Corp.	1.8
R1 RCM, Inc.	1.8
Quest Diagnostics, Inc.	1.8
Premier, Inc. Class A	1.8
Select Medical Holdings Corp.	1.8
Ensign Group, Inc.	1.8
Apollo Medical Holdings, Inc.	1.8
TOTAL	18.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Health Care Services	52.7%
Health Care Facilities	20.8
Managed Health Care	14.8
Health Care Distributors	11.6
Short-Term Investments	6.5
Liabilities in Excess of Other Assets	(6.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Allstate Corp.	2.3%
Arch Capital Group, Ltd.	2.3
Loews Corp.	2.3
Globe Life, Inc.	2.3
Aflac, Inc.	2.3
Unum Group	2.3
Chubb, Ltd.	2.3
Hartford Financial Services Group, Inc.	2.2
Markel Corp.	2.2
Ryan Specialty Holdings, Inc. Class A	2.2
TOTAL	22.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Property & Casualty Insurance	46.2%
Life & Health Insurance	26.3
Insurance Brokers	13.1
Reinsurance	7.6
Multi-line Insurance	6.6
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Cargurus, Inc.	2.7%
Twilio, Inc. Class A	2.7
Okta, Inc.	2.6
Shutterstock, Inc.	2.6
Pinterest, Inc. Class A	2.6
VeriSign, Inc.	2.6
Meta Platforms, Inc. Class A	2.6
ZoomInfo Technologies, Inc.	2.6
MongoDB, Inc.	2.6
GoDaddy, Inc. Class A	2.5
TOTAL	26.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Interactive Media & Services	40.8%
Internet & Direct Marketing Retail	30.1
Internet Services & Infrastructure	29.1
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(8.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Uranium Energy Corp.	5.1%
Cleveland-Cliffs, Inc.	4.7
Royal Gold, Inc.	4.6
Newmont Corp.	4.6
Alcoa Corp.	4.6
Commercial Metals Co.	4.6
Arch Resources, Inc.	4.5
Reliance Steel & Aluminum Co.	4.5
United States Steel Corp.	4.5
Freeport-McMoRan, Inc.	4.4
TOTAL	46.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Steel	39.6%
Coal & Consumable Fuels	21.3
Gold	11.5
Aluminum	9.4
Diversified Metals & Mining	9.1
Copper	4.5
Silver	4.4
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Weatherford International PLC	4.7%
Transocean, Ltd.	4.6
Halliburton Co.	4.5
Nabors Industries, Ltd.	4.4
Valaris, Ltd.	4.4
Schlumberger, Ltd.	4.3
Liberty Energy, Inc. Class A	4.3
Helmerich & Payne, Inc.	4.2
Patterson-UTI Energy, Inc.	4.2
Noble Corp. PLC	4.2
TOTAL	43.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Oil & Gas Equipment & Services	71.8%
Oil & Gas Drilling	28.2
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Perrigo Co. PLC	4.7%
Jazz Pharmaceuticals PLC	4.5
Organon & Co.	4.5
Viatris, Inc.	4.5
Axsome Therapeutics, Inc.	4.4
Merck & Co., Inc.	4.4
Eli Lilly & Co.	4.4
Catalent, Inc.	4.4
Johnson & Johnson	4.3
Pfizer, Inc.	4.3
TOTAL	44.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Pharmaceuticals	98.5%
Biotechnology	1.4
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Sally Beauty Holdings, Inc.	1.3%
Children's Place, Inc.	1.3
Burlington Stores, Inc.	1.3
Tractor Supply Co.	1.3
Grocery Outlet Holding Corp.	1.3
TJX Cos., Inc.	1.2
O'Reilly Automotive, Inc.	1.2
Buckle, Inc.	1.2
National Vision Holdings, Inc.	1.2
Dollar General Corp.	1.2
TOTAL	12.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Apparel Retail	20.6%
Automotive Retail	18.8
Specialty Stores	18.3
Internet & Direct Marketing Retail	14.6
Food Retail	7.1
General Merchandise Stores	6.9
Department Stores	4.6
Hypermarkets & Super Centers	4.1
Computer & Electronics Retail	3.3
Drug Retail	1.1
Short-Term Investments	8.9
Liabilities in Excess of Other Assets	(8.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Ambarella, Inc.	3.2%
Broadcom, Inc.	3.1
SiTime Corp.	3.0
First Solar, Inc.	3.0
Semtech Corp.	2.9
Analog Devices, Inc.	2.9
Cirrus Logic, Inc.	2.9
MaxLinear, Inc.	2.9
Skyworks Solutions, Inc.	2.9
Impinj, Inc.	2.9
TOTAL	29.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Semiconductors	99.9%
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(6.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Agilysys, Inc.	0.6%
Coupa Software, Inc.	0.6
International Money Express, Inc.	0.6
Flywire Corp.	0.6
PowerSchool Holdings, Inc. Class A	0.6
Shift4 Payments, Inc. Class A	0.6
Varonis Systems, Inc.	0.6
DocuSign, Inc.	0.6
PROS Holdings, Inc.	0.6
SolarWinds Corp.	0.6
TOTAL	6.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Application Software	55.6%
Data Processing & Outsourced Services	21.5
Systems Software	14.6
IT Consulting & Other Services	5.5
Interactive Home Entertainment	2.7
Short-Term Investments	10.0
Liabilities in Excess of Other Assets	(9.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Verizon Communications, Inc.	3.5%
Frontier Communications Parent, Inc.	3.4
Iridium Communications, Inc.	3.4
Ciena Corp.	3.4
Cogent Communications Holdings, Inc.	3.3
T-Mobile US, Inc.	3.3
Juniper Networks, Inc.	3.3
Liberty Global PLC Class C	3.3
Viavi Solutions, Inc.	3.3
Cisco Systems, Inc.	3.3
TOTAL	33.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Communications Equipment	58.0%
Diversified Telecommunication Services	33.1
Wireless Telecommunication Services	8.8
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Genco Shipping & Trading, Ltd.	2.3%
Matson, Inc.	2.3
Hub Group, Inc. Class A	2.3
Norfolk Southern Corp.	2.3
Kirby Corp.	2.3
Lyft, Inc. Class A	2.3
FedEx Corp.	2.3
Atlas Air Worldwide Holdings, Inc.	2.3
Ryder System, Inc.	2.2
Forward Air Corp.	2.2
TOTAL	22.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2022

% of Net Assets
Trucking	39.0%
Airlines	25.5
Air Freight & Logistics	19.5
Marine	9.2
Railroads	6.7
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Microsoft Corp.	4.6%
Visa, Inc. Class A	4.5
Apple, Inc.	3.9
UnitedHealth Group, Inc.	2.8
Cisco Systems, Inc.	2.4
Accenture PLC Class A	2.4
JPMorgan Chase & Co.	2.1
Meta Platforms, Inc. Class A	2.0
Chevron Corp.	1.8
Bank of America Corp.	1.6
TOTAL	28.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	25.9%
Health Care	15.5
Financials	11.0
Consumer Discretionary	10.2
Industrials	8.6
Communication Services	7.6
Consumer Staples	7.0
Energy	5.2
Utilities	3.1
Real Estate	2.7
Materials	2.7
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR ICE Preferred Securities ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2022

Description	% of Net Assets
Citigroup Capital XIII 10.78% 10/30/2040	4.0%
AT&T, Inc. 5.35% 11/1/2066	1.8
Capital One Financial Corp. 5.00% 12/1/2024	1.7
Duke Energy Corp. 5.75% 6/15/2024	1.5
Allstate Corp. 5.10% 10/15/2024	1.4
Capital One Financial Corp. 4.80% 6/1/2025	1.4
Southern Co. 4.95% 1/30/2080	1.3
MetLife, Inc. 4.75% 3/15/2025	1.2
AT&T, Inc. 5.63% 8/1/2067	1.2
MetLife, Inc. 5.63% 6/15/2023	1.2
TOTAL	16.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	74.1%
Utilities	13.3
Real Estate	5.1
Unknown G1	3.1
Communication Services	3.0
Industrials	0.9
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 1.9%
Clearfield, Inc. (a)	9,703	$ 913,441
Ubiquiti, Inc. (b)	3,553	971,852
		1,885,293
CONSUMER FINANCE — 0.8%
Upstart Holdings, Inc. (a) (b)	58,651	775,366
DIVERSIFIED CONSUMER SERVICES — 1.1%
Duolingo, Inc. (a)	14,583	1,037,289
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Avnet, Inc.	23,280	967,982
PAR Technology Corp. (a)	43,850	1,143,170
		2,111,152
ENTERTAINMENT — 7.1%
Electronic Arts, Inc.	8,054	984,038
IMAX Corp. (a)	60,541	887,531
iQIYI, Inc. ADR (a) (b)	272,839	1,446,047
Netflix, Inc. (a)	3,103	915,013
ROBLOX Corp. Class A (a)	31,603	899,421
Roku, Inc. (a)	19,362	788,033
Spotify Technology SA (a)	12,805	1,010,955
		6,931,038
HEALTH CARE TECHNOLOGY — 6.9%
American Well Corp. Class A (a)	306,231	866,634
Definitive Healthcare Corp. (a)	79,946	878,607
Doximity, Inc. Class A (a) (b)	28,132	944,110
Health Catalyst, Inc. (a)	91,977	977,715
Phreesia, Inc. (a)	32,401	1,048,496
Schrodinger, Inc. (a)	60,725	1,134,950
Veeva Systems, Inc. Class A (a)	5,812	937,941
		6,788,453
INTERACTIVE MEDIA & SERVICES — 7.1%
JOYY, Inc. ADR	28,728	907,518
Kanzhun, Ltd. ADR (a)	49,858	1,015,607
Meta Platforms, Inc. Class A (a)	8,676	1,044,070
Pinterest, Inc. Class A (a)	43,264	1,050,450
Vimeo, Inc. (a)	266,293	913,385
Yandex NV Class A (a) (c)	41,307	—
ZipRecruiter, Inc. Class A (a) (b)	62,089	1,019,501
ZoomInfo Technologies, Inc. (a)	34,475	1,038,042
		6,988,573
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Fiverr International, Ltd. (a)	32,394	943,961
IT SERVICES — 16.5%
Accenture PLC Class A	3,495	932,606
Chindata Group Holdings, Ltd. ADR (a) (b)	127,773	1,018,351
Concentrix Corp.	8,154	1,085,787
Endava PLC ADR (a)	12,613	964,894
EPAM Systems, Inc. (a)	2,913	954,707
Fastly, Inc. Class A (a)	105,157	861,236
Security Description	Shares	Value
Globant SA (a)	5,726	$ 962,884
Kingsoft Cloud Holdings, Ltd. ADR (a)	310,061	1,187,534
MongoDB, Inc. (a)	5,241	1,031,638
Okta, Inc. (a)	15,560	1,063,215
Perficient, Inc. (a)	13,780	962,257
SS&C Technologies Holdings, Inc.	19,309	1,005,226
Thoughtworks Holding, Inc. (a)	105,739	1,077,480
Toast, Inc. Class A (a)	51,904	935,829
Twilio, Inc. Class A (a)	22,009	1,077,561
Vnet Group, Inc. ADR (a)	193,739	1,098,500
		16,219,705
MEDIA — 2.9%
Magnite, Inc. (a)	90,215	955,377
Perion Network, Ltd. (a)	38,709	979,338
PubMatic, Inc. Class A (a)	74,702	956,932
		2,891,647
PROFESSIONAL SERVICES — 1.9%
Clarivate PLC (a)	111,280	928,075
Upwork, Inc. (a)	89,064	929,828
		1,857,903
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Opendoor Technologies, Inc. (a)	770,275	893,519
Zillow Group, Inc. Class C (a) (b)	28,519	918,597
		1,812,116
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.2%
Advanced Micro Devices, Inc. (a)	14,617	946,743
Aehr Test Systems (a)	41,037	824,844
Cohu, Inc. (a)	28,806	923,232
Himax Technologies, Inc. ADR (b)	140,468	872,306
KLA Corp.	2,531	954,263
Kulicke & Soffa Industries, Inc.	21,252	940,614
MaxLinear, Inc. (a)	28,556	969,476
Monolithic Power Systems, Inc.	2,613	923,983
Nova, Ltd. (a) (b)	11,831	966,356
NVIDIA Corp.	5,884	859,888
Onto Innovation, Inc. (a)	13,111	892,728
Power Integrations, Inc.	13,198	946,561
SiTime Corp. (a)	9,803	996,181
Teradyne, Inc.	10,867	949,232
		12,966,407
SOFTWARE — 34.5%
Adobe, Inc. (a)	3,013	1,013,965
Amplitude, Inc. Class A (a) (b)	80,428	971,570
AppLovin Corp. Class A (a) (b)	96,628	1,017,493
Asana, Inc. Class A (a)	69,288	954,096
Braze, Inc. Class A (a)	37,642	1,026,874
Check Point Software Technologies, Ltd. (a)	7,654	965,629
Crowdstrike Holdings, Inc. Class A (a)	8,703	916,339
CyberArk Software, Ltd. (a)	7,387	957,725

See accompanying notes to financial statements.
21

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Datadog, Inc. Class A (a)	13,386	$ 983,871
Digital Turbine, Inc. (a)	61,039	930,234
DocuSign, Inc. (a)	20,343	1,127,409
DoubleVerify Holdings, Inc. (a)	40,937	898,977
Dynatrace, Inc. (a)	27,057	1,036,283
Fortinet, Inc. (a)	19,203	938,835
Gitlab, Inc. Class A (a) (b)	21,634	983,049
HashiCorp, Inc. Class A (a)	33,765	923,135
Jamf Holding Corp. (a)	46,181	983,655
LiveRamp Holdings, Inc. (a)	45,014	1,055,128
Monday.com, Ltd. (a)	9,101	1,110,322
nCino, Inc. (a) (b)	39,302	1,039,145
Olo, Inc. Class A (a)	146,876	917,975
Pagerduty, Inc. (a)	42,172	1,120,088
Q2 Holdings, Inc. (a)	38,124	1,024,392
Qualys, Inc. (a)	8,464	949,915
Rapid7, Inc. (a)	30,476	1,035,575
Samsara, Inc. Class A (a) (b)	76,733	953,791
SentinelOne, Inc. Class A (a)	65,175	950,903
Smartsheet, Inc. Class A (a)	26,739	1,052,447
Tenable Holdings, Inc. (a)	26,263	1,001,933
Trade Desk, Inc. Class A (a)	20,958	939,547
Tyler Technologies, Inc. (a)	3,113	1,003,662
UiPath, Inc. Class A (a) (b)	77,282	982,254
Varonis Systems, Inc. (a)	47,210	1,130,207
Zscaler, Inc. (a)	8,571	959,095
		33,855,518
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Super Micro Computer, Inc. (a)	11,931	979,535
TOTAL COMMON STOCKS (Cost $145,276,505)		98,043,956
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	110,298	110,320
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	9,349,456	$ 9,349,456
TOTAL SHORT-TERM INVESTMENTS (Cost $9,459,766)		9,459,776
TOTAL INVESTMENTS — 109.5% (Cost $154,736,271)		107,503,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(9,357,856)
NET ASSETS — 100.0%		$ 98,145,876
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 98,043,956	$—	$ 0(a)	$ 98,043,956
Short-Term Investments	9,459,776	—	—	9,459,776
TOTAL INVESTMENTS	$107,503,732	$—	$ 0	$107,503,732
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.
See accompanying notes to financial statements.
22

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,667	$ 182,649	$ 5,084,911	$ 5,157,270	$20	$10	110,298	$ 110,320	$ 2,647
State Street Navigator Securities Lending Portfolio II	10,604,316	10,604,316	39,373,291	40,628,151	—	—	9,349,456	9,349,456	161,380
Total		$10,786,965	$44,458,202	$45,785,421	$20	$10		$9,459,776	$164,027
See accompanying notes to financial statements.
23

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.2%
BHP Group, Ltd.	24,926	$ 771,310
National Australia Bank, Ltd.	31,807	648,392
Rio Tinto PLC	11,536	804,568
		2,224,270
BELGIUM — 0.8%
Anheuser-Busch InBev SA/NV	13,071	784,968
BRAZIL — 0.5%
Petroleo Brasileiro SA Preference Shares ADR	17,814	165,492
Petroleo Brasileiro SA Preference Shares	69,578	322,868
		488,360
CANADA — 1.1%
Nutrien, Ltd. (a)	6,862	500,616
Royal Bank of Canada (a)	6,634	623,276
		1,123,892
CHINA — 4.0%
Alibaba Group Holding, Ltd. ADR (b)	7,023	618,656
China Construction Bank Corp. Class H	1,061,288	664,924
China Petroleum & Chemical Corp. Class H	1,444,147	697,562
Industrial & Commercial Bank of China, Ltd. Class H	1,300,110	669,632
PetroChina Co., Ltd. Class H	1,456,458	666,187
Tencent Holdings, Ltd.	16,606	710,626
		4,027,587
DENMARK — 0.8%
Vestas Wind Systems A/S	26,402	765,781
FINLAND — 0.7%
Sampo Oyj Class A	14,084	733,820
FRANCE — 6.5%
Air Liquide SA	5,264	743,824
BNP Paribas SA	13,283	754,887
Carrefour SA	39,153	653,533
Cie de Saint-Gobain	15,585	759,300
Engie SA	50,611	723,147
LVMH Moet Hennessy Louis Vuitton SE	991	719,092
Societe Generale SA	27,243	682,683
TotalEnergies SE	12,975	812,160
Vinci SA	6,857	682,708
		6,531,334
GERMANY — 5.4%
Allianz SE	3,835	822,264
BASF SE	14,870	736,209
Deutsche Bank AG	72,393	818,044
E.ON SE	71,150	708,775
Mercedes-Benz Group AG	11,471	751,685
Security Description	Shares	Value
SAP SE	7,467	$ 768,147
Siemens AG	6,158	852,010
		5,457,134
HONG KONG — 0.6%
CLP Holdings, Ltd.	77,827	567,876
INDIA — 1.2%
Infosys, Ltd. ADR	35,595	641,066
Reliance Industries, Ltd. GDR (c)	1,054	64,821
Reliance Industries, Ltd.	18,019	554,793
		1,260,680
ITALY — 1.6%
Assicurazioni Generali SpA	43,252	766,960
UniCredit SpA	62,007	878,300
		1,645,260
JAPAN — 10.3%
Bridgestone Corp. (a)	17,767	631,665
Canon, Inc. (a)	27,981	605,553
Honda Motor Co., Ltd.	25,105	576,895
Komatsu, Ltd.	31,947	696,348
Mitsubishi Corp.	21,180	687,513
Mitsubishi UFJ Financial Group, Inc.	127,048	856,006
Mitsui & Co., Ltd.	28,673	837,296
Mizuho Financial Group, Inc.	56,422	793,658
Nippon Steel Corp.	40,618	705,570
Panasonic Holdings Corp. (a)	82,064	690,682
Seven & i Holdings Co., Ltd.	15,784	677,081
SoftBank Group Corp.	16,856	721,022
Sony Group Corp.	8,596	653,764
Takeda Pharmaceutical Co., Ltd.	23,601	735,334
Toyota Motor Corp.	43,900	603,045
		10,471,432
LUXEMBOURG — 0.7%
ArcelorMittal SA	28,193	739,436
MEXICO — 0.7%
America Movil SAB de CV Series L	771,021	699,516
NETHERLANDS — 0.7%
Shell PLC (d)	4,230	118,353
Shell PLC (d)	20,321	574,287
		692,640
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	78,668	—
SOUTH AFRICA — 2.1%
Anglo American PLC	19,158	745,857
MTN Group, Ltd.	83,858	627,395
Naspers, Ltd. Class N	4,503	747,458
		2,120,710
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	425	469,625

See accompanying notes to financial statements.
24

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co., Ltd.	5,553	$ 242,848
		712,473
SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA	133,267	801,319
Banco Santander SA	255,073	762,915
Telefonica SA	163,565	590,901
		2,155,135
SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson Class B	86,733	506,938
SWITZERLAND — 3.1%
ABB, Ltd.	23,607	715,967
Credit Suisse Group AG	127,401	380,606
Novartis AG	7,868	710,858
Roche Holding AG	1,926	604,737
UBS Group AG	39,444	733,500
		3,145,668
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,084	602,177
UNITED KINGDOM — 4.6%
AstraZeneca PLC	5,340	720,587
BAE Systems PLC	71,477	735,986
BP PLC	124,370	710,473
HSBC Holdings PLC	106,793	662,475
National Grid PLC	52,349	628,069
Tesco PLC	233,707	630,285
Vodafone Group PLC	516,835	523,721
		4,611,596
UNITED STATES — 48.1%
3M Co.	5,305	636,176
Abbott Laboratories	6,008	659,618
Accenture PLC Class A	2,232	595,587
Adobe, Inc. (b)	1,620	545,179
Alphabet, Inc. Class A (b)	3,084	272,101
Alphabet, Inc. Class C (b)	2,689	238,595
Amazon.com, Inc. (b)	4,881	410,004
American Express Co.	4,124	609,321
American International Group, Inc.	11,778	744,841
Amgen, Inc.	2,583	678,399
Apple, Inc.	4,153	539,599
AT&T, Inc.	37,804	695,972
Bank of America Corp.	18,622	616,761
Bank of New York Mellon Corp.	14,690	668,689
Baxter International, Inc.	10,895	555,318
Berkshire Hathaway, Inc. Class B (b)	2,272	701,821
Boeing Co. (b)	4,174	795,105
Booking Holdings, Inc. (b)	326	656,981
Carnival Corp. (b)	62,445	503,307
Caterpillar, Inc.	3,392	812,588
Security Description	Shares	Value
Chevron Corp.	4,118	$ 739,140
Cisco Systems, Inc.	14,216	677,250
Coca-Cola Co.	10,385	660,590
Colgate-Palmolive Co.	8,285	652,775
ConocoPhillips	5,826	687,468
CVS Health Corp.	6,376	594,179
Deere & Co.	1,695	726,748
Duke Energy Corp.	5,858	603,315
DuPont de Nemours, Inc.	11,157	765,705
eBay, Inc.	14,441	598,868
Exxon Mobil Corp.	6,695	738,459
FedEx Corp.	3,090	535,188
General Electric Co.	8,743	732,576
Gilead Sciences, Inc.	9,983	857,041
Goldman Sachs Group, Inc.	1,903	653,452
GSK PLC	41,574	718,935
Home Depot, Inc.	2,155	680,678
Honeywell International, Inc.	3,423	733,549
Howmet Aerospace, Inc.	17,845	703,271
HP, Inc.	22,943	616,478
Intel Corp.	20,640	545,515
International Business Machines Corp.	5,002	704,732
Johnson & Johnson	3,879	685,225
JPMorgan Chase & Co.	5,450	730,845
McDonald's Corp.	2,489	655,926
Medtronic PLC	7,254	563,781
Merck & Co., Inc.	7,408	821,918
Meta Platforms, Inc. Class A (b)	3,797	456,931
Microsoft Corp.	2,443	585,880
Mondelez International, Inc. Class A	10,578	705,024
Nestle SA	5,594	647,796
Netflix, Inc. (b)	2,805	827,138
NextEra Energy, Inc.	7,164	598,910
NIKE, Inc. Class B	5,830	682,168
NVIDIA Corp.	4,500	657,630
PayPal Holdings, Inc. (b)	6,691	476,533
Pfizer, Inc.	13,546	694,097
Philip Morris International, Inc.	6,668	674,868
Procter & Gamble Co.	4,661	706,421
QUALCOMM, Inc.	4,889	537,497
Raytheon Technologies Corp.	7,329	739,643
Schlumberger, Ltd.	16,427	878,187
Simon Property Group, Inc. REIT	6,263	735,777
Southwest Airlines Co.	16,980	571,717
Starbucks Corp.	7,353	729,418
Tesla, Inc. (b)	2,146	264,344
Travelers Cos., Inc.	3,936	737,961
Union Pacific Corp.	2,786	576,897
United Parcel Service, Inc. Class B	3,227	560,982
UnitedHealth Group, Inc.	1,232	653,182
Verizon Communications, Inc.	15,338	604,317
Visa, Inc. Class A	3,148	654,028
Walmart, Inc.	4,721	669,391

See accompanying notes to financial statements.
25

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Walt Disney Co. (b)	5,614	$ 487,744
Wells Fargo & Co.	14,319	591,232
Williams Cos., Inc.	19,795	651,256
		48,676,538
TOTAL COMMON STOCKS (Cost $89,244,843)		100,745,221

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (f)(g)	131,622	131,622
State Street Navigator Securities Lending Portfolio II (h)(i)	1,681,736	1,681,736
TOTAL SHORT-TERM INVESTMENTS (Cost $1,813,358)		1,813,358
TOTAL INVESTMENTS — 101.4% (Cost $91,058,201)		102,558,579
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,434,181)
NET ASSETS — 100.0%		$ 101,124,398
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	03/17/2023	$201,266	$193,050	$ (8,216)
MSCI EAFE Index (long)	2	03/17/2023	198,406	194,940	(3,466)
					$(11,682)

During the period ended December 31, 2022, average notional value related to futures contracts was $626,761.
See accompanying notes to financial statements.
26

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$100,745,221	$—	$ 0(a)	$100,745,221
Short-Term Investments	1,813,358	—	—	1,813,358
TOTAL INVESTMENTS	$102,558,579	$—	$ 0	$102,558,579
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(11,682)	—	—	(11,682)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (11,682)	$—	$—	$ (11,682)
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	18.9%
Industrials	14.7
Consumer Discretionary	11.1
Information Technology	10.8
Health Care	10.1
Energy	8.3
Consumer Staples	7.4
Communication Services	7.4
Materials	6.4
Utilities	3.8
Real Estate	0.7
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,021	$ 66,021	$ 2,405,255	$ 2,339,654	$—	$—	131,622	$ 131,622	$2,879
State Street Navigator Securities Lending Portfolio II	1,204,785	1,204,785	9,102,198	8,625,247	—	—	1,681,736	1,681,736	4,916
Total		$1,270,806	$11,507,453	$10,964,901	$—	$—		$1,813,358	$7,795
See accompanying notes to financial statements.
27

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. (a)	2,063	$ 392,981
General Dynamics Corp.	2,635	653,770
HEICO Corp.	270	41,483
HEICO Corp. Class A	486	58,247
Howmet Aerospace, Inc.	3,168	124,851
Huntington Ingalls Industries, Inc.	680	156,862
L3Harris Technologies, Inc.	1,880	391,435
Lockheed Martin Corp.	10,657	5,184,524
Northrop Grumman Corp.	6,051	3,301,486
Raytheon Technologies Corp.	14,847	1,498,359
Textron, Inc.	3,590	254,172
TransDigm Group, Inc.	179	112,707
		12,170,877
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	26,229	2,401,527
Expeditors International of Washington, Inc.	35,464	3,685,419
FedEx Corp.	6,079	1,052,883
United Parcel Service, Inc. Class B	29,659	5,155,920
		12,295,749
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,720	56,519
Southwest Airlines Co.	1,177	39,630
		96,149
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,598	241,952
BorgWarner, Inc.	5,466	220,006
Lear Corp.	1,536	190,495
		652,453
AUTOMOBILES — 0.5%
Ford Motor Co.	147,944	1,720,589
General Motors Co.	61,581	2,071,585
Lucid Group, Inc. (a) (c)	429	2,930
Rivian Automotive, Inc. Class A (a) (c)	1,499	27,627
Tesla, Inc. (a)	3,503	431,499
		4,254,230
BANKS — 3.7%
Bank of America Corp.	167,522	5,548,329
Citigroup, Inc.	102,136	4,619,611
Citizens Financial Group, Inc.	13,089	515,314
Fifth Third Bancorp	16,452	539,790
First Citizens BancShares, Inc. Class A	261	197,932
First Horizon Corp.	103,656	2,539,572
First Republic Bank	2,768	337,391
Huntington Bancshares, Inc.	29,037	409,422
JPMorgan Chase & Co.	61,552	8,254,123
KeyCorp.	20,413	355,594
M&T Bank Corp.	3,310	480,149
PNC Financial Services Group, Inc.	8,970	1,416,722
Security Description	Shares	Value
Regions Financial Corp.	22,291	$ 480,594
Signature Bank	1,077	124,092
SVB Financial Group (a)	1,612	370,986
Truist Financial Corp.	36,657	1,577,351
US Bancorp	30,204	1,317,196
Webster Financial Corp.	3,116	147,511
Wells Fargo & Co.	95,078	3,925,771
		33,157,450
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	9,579	629,149
Coca-Cola Co.	123,292	7,842,604
Constellation Brands, Inc. Class A	803	186,095
Keurig Dr. Pepper, Inc.	77,918	2,778,556
Molson Coors Beverage Co. Class B	6,598	339,929
Monster Beverage Corp. (a)	12,198	1,238,463
PepsiCo, Inc.	32,709	5,909,208
		18,924,004
BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	32,227	5,208,206
Alnylam Pharmaceuticals, Inc. (a)	57	13,546
Amgen, Inc.	10,944	2,874,332
Biogen, Inc. (a)	1,830	506,764
BioMarin Pharmaceutical, Inc. (a)	14,072	1,456,311
Exact Sciences Corp. (a)	420	20,794
Gilead Sciences, Inc.	63,544	5,455,252
Horizon Therapeutics PLC (a)	22,342	2,542,520
Incyte Corp. (a)	19,026	1,528,168
Moderna, Inc. (a)	2,870	515,509
Neurocrine Biosciences, Inc. (a)	6,858	819,120
Regeneron Pharmaceuticals, Inc. (a)	7,039	5,078,568
Seagen, Inc. (a)	9,625	1,236,909
Vertex Pharmaceuticals, Inc. (a)	13,030	3,762,803
		31,018,802
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	5,424	310,470
Allegion PLC	3,579	376,726
Carlisle Cos., Inc.	346	81,535
Carrier Global Corp.	8,094	333,877
Fortune Brands Innovations, Inc.	5,328	304,282
Johnson Controls International PLC	6,611	423,104
Lennox International, Inc.	238	56,937
Masco Corp.	2,200	102,674
Owens Corning	1,504	128,291
Trane Technologies PLC	7,427	1,248,404
		3,366,300
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	5,138	1,599,819
Ares Management Corp. Class A	512	35,041
Bank of New York Mellon Corp.	17,227	784,173
BlackRock, Inc.	5,137	3,640,232
Blackstone, Inc.	22,307	1,654,956
Carlyle Group, Inc.	3,597	107,335

See accompanying notes to financial statements.
28

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Cboe Global Markets, Inc.	19,270	$ 2,417,807
Charles Schwab Corp.	7,893	657,171
CME Group, Inc.	10,213	1,717,418
Coinbase Global, Inc. Class A (a) (c)	4,587	162,334
FactSet Research Systems, Inc.	133	53,361
Franklin Resources, Inc.	6,469	170,652
Goldman Sachs Group, Inc.	6,768	2,323,996
Intercontinental Exchange, Inc.	21,707	2,226,921
Invesco, Ltd.	10,274	184,829
KKR & Co., Inc.	5,187	240,781
LPL Financial Holdings, Inc.	601	129,918
MarketAxess Holdings, Inc.	2,583	720,373
Moody's Corp.	5,615	1,564,451
Morgan Stanley	19,535	1,660,866
MSCI, Inc.	179	83,266
Nasdaq, Inc.	2,735	167,792
Northern Trust Corp.	2,588	229,012
Raymond James Financial, Inc.	1,707	182,393
S&P Global, Inc.	1,800	602,892
SEI Investments Co.	5,383	313,829
State Street Corp. (d)	8,042	623,818
T Rowe Price Group, Inc.	9,524	1,038,688
Tradeweb Markets, Inc. Class A	10,371	673,389
		25,967,513
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	4,750	1,464,235
Albemarle Corp.	614	133,152
Celanese Corp.	4,466	456,604
CF Industries Holdings, Inc.	23,484	2,000,837
Corteva, Inc.	31,173	1,832,349
Dow, Inc.	15,748	793,542
DuPont de Nemours, Inc.	7,708	529,000
Eastman Chemical Co.	2,250	183,240
Ecolab, Inc.	1,700	247,452
FMC Corp.	1,140	142,272
International Flavors & Fragrances, Inc.	2,841	297,850
Linde PLC	3,897	1,271,123
LyondellBasell Industries NV Class A	13,800	1,145,814
Mosaic Co.	5,564	244,093
PPG Industries, Inc.	2,284	287,190
RPM International, Inc.	1,030	100,374
Sherwin-Williams Co.	4,768	1,131,589
Westlake Corp.	540	55,372
		12,316,088
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	3,172	1,432,539
Copart, Inc. (a)	14,822	902,512
Republic Services, Inc.	35,765	4,613,327
Rollins, Inc.	35,241	1,287,706
Waste Connections, Inc.	33,982	4,504,654
Waste Management, Inc.	30,815	4,834,257
		17,574,995
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.9%
Arista Networks, Inc. (a)	7,726	$ 937,550
Cisco Systems, Inc.	252,125	12,011,235
F5, Inc. (a)	473	67,880
Juniper Networks, Inc.	15,329	489,915
Motorola Solutions, Inc.	15,530	4,002,236
		17,508,816
CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc.	1,383	197,078
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	493	166,619
Vulcan Materials Co.	901	157,774
		324,393
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	14,829	362,569
American Express Co.	5,849	864,190
Capital One Financial Corp.	14,156	1,315,942
Discover Financial Services	4,702	459,997
Synchrony Financial	15,155	497,993
		3,500,691
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	142,697	1,699,521
Avery Dennison Corp.	2,818	510,058
Ball Corp.	3,696	189,013
Crown Holdings, Inc.	1,638	134,660
International Paper Co.	17,515	606,545
Packaging Corp. of America	4,068	520,338
Sealed Air Corp.	1,531	76,366
Westrock Co.	6,891	242,288
		3,978,789
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,154	200,230
LKQ Corp.	3,921	209,421
Pool Corp.	1,581	477,984
		887,635
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Apollo Global Management, Inc.	3,618	230,792
Berkshire Hathaway, Inc. Class B (a)	37,769	11,666,844
Equitable Holdings, Inc.	15,681	450,045
		12,347,681
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	310,399	5,714,446
Liberty Global PLC Class A (a)	5,384	101,919
Liberty Global PLC Class C (a)	18,773	364,759
Lumen Technologies, Inc.	74,256	387,616
Verizon Communications, Inc.	221,409	8,723,515
		15,292,255
ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	8,304	458,464
American Electric Power Co., Inc.	21,445	2,036,203

See accompanying notes to financial statements.
29

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Constellation Energy Corp.	3,813	$ 328,719
Duke Energy Corp.	57,879	5,960,958
Edison International	6,546	416,456
Entergy Corp.	3,090	347,625
Evergy, Inc.	6,388	401,997
Eversource Energy	12,294	1,030,729
Exelon Corp.	22,532	974,058
FirstEnergy Corp.	6,498	272,526
NextEra Energy, Inc.	27,497	2,298,749
NRG Energy, Inc.	11,895	378,499
PG&E Corp. (a)	32,248	524,352
PPL Corp.	10,039	293,340
Southern Co.	60,436	4,315,735
Xcel Energy, Inc.	49,455	3,467,290
		23,505,700
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	1,563	218,382
Eaton Corp. PLC	3,156	495,334
Emerson Electric Co.	20,596	1,978,452
Generac Holdings, Inc. (a)	2,173	218,734
Hubbell, Inc.	315	73,924
Plug Power, Inc. (a) (c)	2,131	26,360
Rockwell Automation, Inc.	773	199,102
Sensata Technologies Holding PLC	1,765	71,271
		3,281,559
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	49,885	3,798,244
Arrow Electronics, Inc. (a)	9,134	955,142
CDW Corp.	1,160	207,153
Cognex Corp.	6,015	283,367
Corning, Inc.	9,494	303,238
Keysight Technologies, Inc. (a)	19,543	3,343,221
TE Connectivity, Ltd.	2,870	329,476
Teledyne Technologies, Inc. (a)	385	153,965
Trimble, Inc. (a)	1,316	66,537
Zebra Technologies Corp. Class A (a)	444	113,846
		9,554,189
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	14,342	423,519
Halliburton Co.	4,935	194,192
Schlumberger, Ltd.	8,063	431,048
		1,048,759
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	47,316	3,622,040
Electronic Arts, Inc.	21,637	2,643,609
Liberty Media Corp.-Liberty Formula One Class C (a)	1,260	75,323
Live Nation Entertainment, Inc. (a)	423	29,500
Netflix, Inc. (a)	3,452	1,017,926
ROBLOX Corp. Class A (a) (c)	261	7,428
Roku, Inc. (a)	445	18,111
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	1,505	$ 156,715
Walt Disney Co. (a)	18,600	1,615,968
Warner Bros Discovery, Inc. (a)	56,056	531,411
		9,718,031
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Alexandria Real Estate Equities, Inc. REIT	1,166	169,851
American Homes 4 Rent Class A REIT	1,832	55,216
American Tower Corp. REIT	1,754	371,602
AvalonBay Communities, Inc. REIT	996	160,874
Boston Properties, Inc. REIT	1,593	107,655
Camden Property Trust REIT	525	58,737
Crown Castle, Inc. REIT	1,816	246,322
Digital Realty Trust, Inc. REIT	2,345	235,133
Equinix, Inc. REIT	303	198,474
Equity LifeStyle Properties, Inc. REIT	645	41,667
Equity Residential REIT	3,096	182,664
Essex Property Trust, Inc. REIT	477	101,086
Extra Space Storage, Inc. REIT	3,293	484,664
Gaming and Leisure Properties, Inc. REIT	1,778	92,616
Healthcare Realty Trust, Inc. REIT	2,698	51,990
Healthpeak Properties, Inc. REIT	4,536	113,718
Host Hotels & Resorts, Inc. REIT	4,268	68,501
Invitation Homes, Inc. REIT	3,461	102,584
Iron Mountain, Inc. REIT	2,455	122,382
Kimco Realty Corp. REIT	7,231	153,153
Medical Properties Trust, Inc. REIT (c)	8,626	96,094
Mid-America Apartment Communities, Inc. REIT	687	107,852
Prologis, Inc. REIT	7,321	825,296
Public Storage REIT	16,264	4,557,010
Realty Income Corp. REIT	4,166	264,249
Regency Centers Corp. REIT	1,433	89,563
SBA Communications Corp. REIT	184	51,577
Simon Property Group, Inc. REIT	2,364	277,723
Sun Communities, Inc. REIT	572	81,796
UDR, Inc. REIT	1,442	55,849
Ventas, Inc. REIT	3,372	151,909
VICI Properties, Inc. REIT	13,258	429,559
Welltower, Inc. REIT	2,596	170,168
Weyerhaeuser Co. REIT	6,946	215,326
WP Carey, Inc. REIT	1,482	115,818
		10,608,678
FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	15,848	7,234,612
Kroger Co.	83,183	3,708,298
Sysco Corp.	5,489	419,634
Walgreens Boots Alliance, Inc.	28,286	1,056,765
Walmart, Inc.	46,791	6,634,496
		19,053,805

See accompanying notes to financial statements.
30

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	9,375	$ 870,469
Bunge, Ltd.	3,768	375,933
Campbell Soup Co.	13,673	775,943
Conagra Brands, Inc.	7,640	295,668
Darling Ingredients, Inc. (a)	1,414	88,502
General Mills, Inc.	43,960	3,686,046
Hershey Co.	21,138	4,894,927
Hormel Foods Corp.	48,573	2,212,500
JM Smucker Co.	7,845	1,243,119
Kellogg Co.	46,235	3,293,781
Kraft Heinz Co.	12,855	523,327
Lamb Weston Holdings, Inc.	707	63,178
McCormick & Co., Inc.	1,616	133,950
Mondelez International, Inc. Class A	39,310	2,620,011
Tyson Foods, Inc. Class A	16,328	1,016,418
		22,093,772
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,362	152,640
UGI Corp.	4,303	159,512
		312,152
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	21,523	2,363,010
ABIOMED, Inc. (CVR) (a)	36	37
Align Technology, Inc. (a)	495	104,396
Baxter International, Inc.	12,633	643,904
Becton Dickinson & Co.	11,769	2,992,857
Boston Scientific Corp. (a)	8,353	386,493
Cooper Cos., Inc.	638	210,967
DENTSPLY SIRONA, Inc.	2,660	84,694
DexCom, Inc. (a)	506	57,299
Edwards Lifesciences Corp. (a)	20,394	1,521,596
Hologic, Inc. (a)	11,825	884,628
IDEXX Laboratories, Inc. (a)	3,355	1,368,706
Insulet Corp. (a)	33	9,715
Intuitive Surgical, Inc. (a)	9,701	2,574,160
Masimo Corp. (a)	1,681	248,704
Medtronic PLC	20,383	1,584,167
Novocure, Ltd. (a) (c)	26	1,907
ResMed, Inc.	4,382	912,026
STERIS PLC	626	115,616
Stryker Corp.	1,754	428,836
Teleflex, Inc.	287	71,644
Zimmer Biomet Holdings, Inc.	2,462	313,905
		16,879,267
HEALTH CARE PROVIDERS & SERVICES — 4.7%
AmerisourceBergen Corp.	9,439	1,564,137
Cardinal Health, Inc.	13,516	1,038,975
Centene Corp. (a)	12,586	1,032,178
Cigna Corp.	5,969	1,977,768
CVS Health Corp.	32,576	3,035,757
DaVita, Inc. (a)	1,303	97,295
Elevance Health, Inc.	4,852	2,488,930
Security Description	Shares	Value
HCA Healthcare, Inc.	3,034	$ 728,039
Henry Schein, Inc. (a)	5,335	426,106
Humana, Inc.	3,610	1,849,006
Laboratory Corp. of America Holdings	5,200	1,224,496
McKesson Corp.	7,474	2,803,647
Molina Healthcare, Inc. (a)	3,034	1,001,888
Quest Diagnostics, Inc.	8,617	1,348,044
UnitedHealth Group, Inc.	39,958	21,184,932
Universal Health Services, Inc. Class B	1,975	278,258
		42,079,456
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,116	664,240
HOTELS, RESTAURANTS & LEISURE — 0.9%
Airbnb, Inc. Class A (a)	243	20,776
Aramark	3,534	146,096
Booking Holdings, Inc. (a)	150	302,292
Caesars Entertainment, Inc. (a)	1,623	67,517
Carnival Corp. (a) (c)	6,972	56,194
Chipotle Mexican Grill, Inc. (a)	79	109,612
Darden Restaurants, Inc.	1,138	157,420
Domino's Pizza, Inc.	3,791	1,313,202
Expedia Group, Inc. (a)	603	52,823
Hilton Worldwide Holdings, Inc.	524	66,213
Las Vegas Sands Corp. (a)	1,241	59,655
Marriott International, Inc. Class A	696	103,627
McDonald's Corp.	18,199	4,795,982
MGM Resorts International	3,030	101,596
Royal Caribbean Cruises, Ltd. (a)	1,559	77,061
Starbucks Corp.	4,570	453,344
Vail Resorts, Inc.	226	53,867
Wynn Resorts, Ltd. (a)	427	35,215
Yum! Brands, Inc.	1,653	211,716
		8,184,208
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	15,497	1,381,403
Garmin, Ltd.	13,108	1,209,737
Lennar Corp. Class A	6,871	621,826
Mohawk Industries, Inc. (a)	1,382	141,268
Newell Brands, Inc.	7,838	102,521
NVR, Inc. (a)	129	595,023
PulteGroup, Inc.	13,346	607,643
Whirlpool Corp.	1,729	244,584
		4,904,005
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	21,212	1,709,899
Clorox Co.	826	115,913
Colgate-Palmolive Co.	17,850	1,406,401
Kimberly-Clark Corp.	9,409	1,277,272
Procter & Gamble Co.	41,273	6,255,336
		10,764,821

See accompanying notes to financial statements.
31

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	7,881	$ 226,657
Vistra Corp.	7,643	177,318
		403,975
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	27,995	3,357,161
General Electric Co.	11,942	1,000,620
Honeywell International, Inc.	26,281	5,632,018
		9,989,799
INSURANCE — 3.7%
Aflac, Inc.	24,713	1,777,853
Allstate Corp.	7,092	961,675
American Financial Group, Inc.	12,274	1,684,975
American International Group, Inc.	19,704	1,246,081
Aon PLC Class A	6,001	1,801,140
Arch Capital Group, Ltd. (a)	5,351	335,936
Arthur J Gallagher & Co.	17,147	3,232,895
Assurant, Inc.	10,483	1,311,004
Brown & Brown, Inc.	1,581	90,070
Chubb, Ltd.	7,992	1,763,035
Cincinnati Financial Corp.	2,658	272,153
Erie Indemnity Co. Class A	4,988	1,240,615
Everest Re Group, Ltd.	867	287,211
Fidelity National Financial, Inc.	14,057	528,824
Globe Life, Inc.	1,495	180,222
Hartford Financial Services Group, Inc.	10,082	764,518
Lincoln National Corp.	6,070	186,471
Loews Corp.	5,224	304,716
Markel Corp. (a)	222	292,483
Marsh & McLennan Cos., Inc.	21,219	3,511,320
MetLife, Inc.	13,763	996,028
Principal Financial Group, Inc.	10,519	882,755
Progressive Corp.	31,781	4,122,314
Prudential Financial, Inc.	8,183	813,881
Travelers Cos., Inc.	16,598	3,111,959
W R Berkley Corp.	2,095	152,034
Willis Towers Watson PLC	5,674	1,387,747
		33,239,915
INTERACTIVE MEDIA & SERVICES — 3.9%
Alphabet, Inc. Class A (a)	117,798	10,393,318
Alphabet, Inc. Class C (a)	141,225	12,530,894
Match Group, Inc. (a)	833	34,561
Meta Platforms, Inc. Class A (a)	102,571	12,343,394
Pinterest, Inc. Class A (a)	1,181	28,675
Snap, Inc. Class A (a)	434	3,884
ZoomInfo Technologies, Inc. (a)	542	16,320
		35,351,046
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Amazon.com, Inc. (a)	60,471	5,079,564
Chewy, Inc. Class A (a) (c)	43	1,594
DoorDash, Inc. Class A (a)	492	24,020
eBay, Inc.	9,974	413,622
Security Description	Shares	Value
Etsy, Inc. (a)	567	$ 67,915
MercadoLibre, Inc. (a)	53	44,851
		5,631,566
IT SERVICES — 7.9%
Accenture PLC Class A	37,095	9,898,430
Affirm Holdings, Inc. (a) (c)	621	6,005
Akamai Technologies, Inc. (a)	17,960	1,514,028
Automatic Data Processing, Inc.	27,907	6,665,866
Block, Inc. (a)	3,017	189,588
Broadridge Financial Solutions, Inc.	15,939	2,137,898
Cloudflare, Inc. Class A (a)	104	4,702
Cognizant Technology Solutions Corp. Class A	38,453	2,199,127
EPAM Systems, Inc. (a)	1,732	567,646
Fidelity National Information Services, Inc.	12,017	815,353
Fiserv, Inc. (a)	17,979	1,817,137
FleetCor Technologies, Inc. (a)	550	101,024
Gartner, Inc. (a)	1,750	588,245
Global Payments, Inc.	4,015	398,770
GoDaddy, Inc. Class A (a)	517	38,682
International Business Machines Corp.	33,554	4,727,423
Jack Henry & Associates, Inc.	15,157	2,660,963
Mastercard, Inc. Class A	38,128	13,258,249
MongoDB, Inc. (a)	5	984
Okta, Inc. (a)	704	48,104
Paychex, Inc.	49,001	5,662,556
PayPal Holdings, Inc. (a)	6,785	483,228
Snowflake, Inc. Class A (a)	256	36,746
SS&C Technologies Holdings, Inc.	2,377	123,747
Toast, Inc. Class A (a)	225	4,057
Twilio, Inc. Class A (a)	884	43,281
VeriSign, Inc. (a)	8,253	1,695,496
Visa, Inc. Class A	71,514	14,857,749
Western Union Co.	69,093	951,411
		71,496,495
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	1,328	81,021
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,654	1,444,721
Avantor, Inc. (a)	3,464	73,056
Bio-Rad Laboratories, Inc. Class A (a)	621	261,124
Bio-Techne Corp.	407	33,732
Charles River Laboratories International, Inc. (a)	315	68,639
Danaher Corp.	15,805	4,194,963
Illumina, Inc. (a)	686	138,709
IQVIA Holdings, Inc. (a)	1,052	215,544
Mettler-Toledo International, Inc. (a)	69	99,736
PerkinElmer, Inc.	1,024	143,585
Repligen Corp. (a)	135	22,857
Thermo Fisher Scientific, Inc.	3,650	2,010,019
Waters Corp. (a)	270	92,497

See accompanying notes to financial statements.
32

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	3,958	$ 931,515
		9,730,697
MACHINERY — 1.1%
Caterpillar, Inc.	3,999	958,000
Cummins, Inc.	5,364	1,299,644
Deere & Co.	1,886	808,641
Dover Corp.	1,245	168,585
Fortive Corp.	2,307	148,225
IDEX Corp.	2,402	548,449
Illinois Tool Works, Inc.	13,543	2,983,523
Ingersoll Rand, Inc.	3,461	180,837
Nordson Corp.	1,708	406,026
Otis Worldwide Corp.	5,170	404,863
PACCAR, Inc.	4,150	410,726
Parker-Hannifin Corp.	1,151	334,941
Pentair PLC	6,084	273,658
Snap-on, Inc.	2,036	465,206
Stanley Black & Decker, Inc.	4,085	306,865
Westinghouse Air Brake Technologies Corp.	2,240	223,574
Xylem, Inc.	1,333	147,390
		10,069,153
MEDIA — 0.9%
Charter Communications, Inc. Class A (a)	2,798	948,802
Comcast Corp. Class A	118,645	4,149,016
DISH Network Corp. Class A (a)	9,425	132,327
Fox Corp. Class A	5,715	173,564
Fox Corp. Class B	8,802	250,417
Interpublic Group of Cos., Inc.	5,679	189,167
Liberty Broadband Corp. Class C (a)	10,258	782,378
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,161	45,639
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,155	84,325
News Corp. Class A	5,878	106,980
Omnicom Group, Inc.	8,321	678,744
Paramount Global Class B	30,547	515,633
Sirius XM Holdings, Inc.	7,588	44,314
		8,101,306
METALS & MINING — 0.8%
Alcoa Corp.	2,159	98,170
Cleveland-Cliffs, Inc. (a)	33,421	538,412
Freeport-McMoRan, Inc.	9,945	377,910
Newmont Corp.	79,915	3,771,988
Nucor Corp.	11,285	1,487,476
Steel Dynamics, Inc.	7,895	771,341
		7,045,297
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	4,679	98,633
Security Description	Shares	Value
MULTI-UTILITIES — 1.4%
Ameren Corp.	12,467	$ 1,108,566
CenterPoint Energy, Inc.	5,867	175,951
CMS Energy Corp.	13,185	835,006
Consolidated Edison, Inc.	39,680	3,781,901
Dominion Energy, Inc.	25,970	1,592,480
DTE Energy Co.	8,663	1,018,162
NiSource, Inc.	5,711	156,596
Public Service Enterprise Group, Inc.	5,379	329,571
Sempra Energy	3,185	492,210
WEC Energy Group, Inc.	32,106	3,010,259
		12,500,702
MULTILINE RETAIL — 0.8%
Dollar General Corp.	14,028	3,454,395
Dollar Tree, Inc. (a)	2,169	306,784
Target Corp.	25,429	3,789,938
		7,551,117
OIL, GAS & CONSUMABLE FUELS — 1.9%
APA Corp.	819	38,231
Cheniere Energy, Inc.	7,946	1,191,582
Chesapeake Energy Corp.	2,948	278,203
Chevron Corp.	16,446	2,951,892
ConocoPhillips	8,909	1,051,262
Coterra Energy, Inc.	7,258	178,329
Devon Energy Corp.	2,946	181,208
Diamondback Energy, Inc.	1,132	154,835
EOG Resources, Inc.	4,330	560,822
EQT Corp.	2,883	97,532
Exxon Mobil Corp.	38,032	4,194,930
Hess Corp.	1,170	165,929
HF Sinclair Corp.	2,457	127,494
Kinder Morgan, Inc.	25,297	457,370
Marathon Oil Corp.	7,322	198,207
Marathon Petroleum Corp.	9,778	1,138,061
Occidental Petroleum Corp.	5,418	341,280
ONEOK, Inc.	3,711	243,813
Ovintiv, Inc.	1,566	79,412
Phillips 66	8,121	845,234
Pioneer Natural Resources Co.	1,628	371,819
Targa Resources Corp.	1,175	86,362
Texas Pacific Land Corp.	230	539,173
Valero Energy Corp.	6,639	842,223
Williams Cos., Inc.	21,701	713,963
		17,029,166
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,690	1,907,966
PHARMACEUTICALS — 8.2%
Bristol-Myers Squibb Co.	56,953	4,097,768
Catalent, Inc. (a)	2,377	106,989
Elanco Animal Health, Inc. (a)	3,689	45,080
Eli Lilly & Co.	41,999	15,364,914
Jazz Pharmaceuticals PLC (a)	558	88,895
Johnson & Johnson	120,009	21,199,590

See accompanying notes to financial statements.
33

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	138,255	$ 15,339,392
Pfizer, Inc.	275,741	14,128,969
Royalty Pharma PLC Class A	2,553	100,894
Viatris, Inc.	43,092	479,614
Zoetis, Inc.	22,200	3,253,410
		74,205,515
PROFESSIONAL SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.	11,361	1,187,452
Clarivate PLC (a)	2,295	19,140
CoStar Group, Inc. (a)	1,613	124,653
Equifax, Inc.	598	116,227
Jacobs Solutions, Inc.	1,584	190,191
Leidos Holdings, Inc.	1,638	172,301
Robert Half International, Inc.	4,604	339,913
TransUnion	1,151	65,319
Verisk Analytics, Inc.	10,552	1,861,584
		4,076,780
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	4,487	345,320
Zillow Group, Inc. Class C (a) (c)	1,301	41,905
		387,225
ROAD & RAIL — 1.2%
CSX Corp.	16,380	507,453
JB Hunt Transport Services, Inc.	3,213	560,219
Knight-Swift Transportation Holdings, Inc.	5,424	284,272
Norfolk Southern Corp.	4,852	1,195,630
Old Dominion Freight Line, Inc.	11,594	3,290,145
Uber Technologies, Inc. (a)	6,407	158,445
U-Haul Holding Co.	15,143	832,562
Union Pacific Corp.	20,362	4,216,359
		11,045,085
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	9,579	620,432
Analog Devices, Inc.	3,147	516,202
Applied Materials, Inc.	35,777	3,483,964
Broadcom, Inc.	14,352	8,024,634
Enphase Energy, Inc. (a)	122	32,325
Entegris, Inc.	647	42,437
First Solar, Inc. (a)	535	80,138
Intel Corp.	226,024	5,973,814
KLA Corp.	725	273,347
Lam Research Corp.	6,007	2,524,742
Marvell Technology, Inc.	2,872	106,379
Microchip Technology, Inc.	2,547	178,927
Micron Technology, Inc.	22,550	1,127,049
Monolithic Power Systems, Inc.	1,312	463,936
NVIDIA Corp.	77,091	11,266,079
NXP Semiconductors NV	1,304	206,071
ON Semiconductor Corp. (a)	2,698	168,274
Qorvo, Inc. (a)	1,147	103,964
QUALCOMM, Inc.	44,389	4,880,127
Skyworks Solutions, Inc.	6,482	590,705
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	151	$ 42,774
Teradyne, Inc.	6,589	575,549
Texas Instruments, Inc.	64,001	10,574,245
Wolfspeed, Inc. (a) (c)	255	17,605
		51,873,719
SOFTWARE — 5.3%
Adobe, Inc. (a)	15,835	5,328,953
ANSYS, Inc. (a)	301	72,719
Aspen Technology, Inc. (a)	233	47,858
Autodesk, Inc. (a)	510	95,304
Bentley Systems, Inc. Class B	514	18,997
Bill.Com Holdings, Inc. (a)	246	26,804
Black Knight, Inc. (a)	16,184	999,362
Cadence Design Systems, Inc. (a)	9,126	1,466,001
Ceridian HCM Holding, Inc. (a)	300	19,245
Crowdstrike Holdings, Inc. Class A (a)	35	3,685
Datadog, Inc. Class A (a)	44	3,234
DocuSign, Inc. (a)	40	2,217
Dropbox, Inc. Class A (a)	1,063	23,790
Dynatrace, Inc. (a)	113	4,328
Fair Isaac Corp. (a)	78	46,689
Fortinet, Inc. (a)	965	47,179
Gen Digital, Inc.	107,785	2,309,833
HubSpot, Inc. (a)	23	6,650
Intuit, Inc.	969	377,154
Microsoft Corp.	110,461	26,490,757
Oracle Corp.	56,168	4,591,172
Palantir Technologies, Inc. Class A (a)	2,422	15,549
Palo Alto Networks, Inc. (a)	165	23,024
Paycom Software, Inc. (a)	1,581	490,600
Paylocity Holding Corp. (a)	1,130	219,514
PTC, Inc. (a)	290	34,812
Roper Technologies, Inc.	5,209	2,250,757
Salesforce, Inc. (a)	5,401	716,119
ServiceNow, Inc. (a)	219	85,031
Splunk, Inc. (a)	183	15,754
Synopsys, Inc. (a)	494	157,729
Trade Desk, Inc. Class A (a)	422	18,918
Tyler Technologies, Inc. (a)	145	46,749
Unity Software, Inc. (a)	380	10,864
VMware, Inc. Class A (a)	13,238	1,625,097
Workday, Inc. Class A (a)	344	57,561
Zoom Video Communications, Inc. Class A (a)	1,121	75,937
Zscaler, Inc. (a)	29	3,245
		47,829,191
SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc.	810	119,094
AutoZone, Inc. (a)	1,321	3,257,824
Bath & Body Works, Inc.	3,251	136,997
Best Buy Co., Inc.	12,976	1,040,805
Burlington Stores, Inc. (a)	516	104,624
CarMax, Inc. (a)	4,175	254,216

See accompanying notes to financial statements.
34

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Home Depot, Inc.	63,017	$ 19,904,550
Lowe's Cos., Inc.	8,008	1,595,514
O'Reilly Automotive, Inc. (a)	2,368	1,998,663
Ross Stores, Inc.	2,731	316,987
TJX Cos., Inc.	6,687	532,285
Tractor Supply Co.	3,984	896,280
Ulta Beauty, Inc. (a)	1,826	856,522
		31,014,361
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	175,954	22,861,703
Dell Technologies, Inc. Class C	24,968	1,004,213
Hewlett Packard Enterprise Co.	37,705	601,772
HP, Inc.	24,457	657,159
NetApp, Inc.	12,038	723,002
Seagate Technology Holdings PLC	2,403	126,422
Western Digital Corp. (a)	8,605	271,488
		26,245,759
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Lululemon Athletica, Inc. (a)	4,275	1,369,625
NIKE, Inc. Class B	40,013	4,681,921
VF Corp.	3,726	102,875
		6,154,421
TOBACCO — 0.2%
Altria Group, Inc.	9,001	411,436
Philip Morris International, Inc.	9,990	1,011,088
		1,422,524
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	20,901	989,035
Ferguson PLC	8,267	1,049,661
United Rentals, Inc. (a)	1,013	360,041
W.W. Grainger, Inc.	1,800	1,001,250
		3,399,987
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,701	411,686
Security Description	Shares	Value
Essential Utilities, Inc.	1,946	$ 92,883
		504,569
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	37,733	5,282,620
TOTAL COMMON STOCKS (Cost $873,494,327)		902,154,200
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	758,680	758,832
State Street Navigator Securities Lending Portfolio II (d) (g)	346,556	346,556
TOTAL SHORT-TERM INVESTMENTS (Cost $1,105,437)		1,105,388
TOTAL INVESTMENTS — 100.0% (Cost $874,599,764)		903,259,588
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		272,945
NET ASSETS — 100.0%		$ 903,532,533
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$902,154,163	$37	$—	$902,154,200
Short-Term Investments	1,105,388	—	—	1,105,388
TOTAL INVESTMENTS	$903,259,551	$37	$—	$903,259,588
See accompanying notes to financial statements.
35

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	7,481	$ 461,204	$ 63,627	$ 21,890	$2,692	$118,185	8,042	$ 623,818	$ 9,962
State Street Institutional Liquid Reserves Fund, Premier Class	606,676	606,615	16,003,884	15,851,296	(332)	(39)	758,680	758,832	16,830
State Street Navigator Securities Lending Portfolio II	297,165	297,165	9,212,550	9,163,159	—	—	346,556	346,556	10,996
Total		$1,364,984	$25,280,061	$25,036,345	$2,360	$118,146		$1,729,206	$37,788
See accompanying notes to financial statements.
36

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.1%
Tesla, Inc. (a)	61,329	$ 7,554,506
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	226,440	10,787,602
ENTERTAINMENT — 2.8%
Netflix, Inc. (a)	34,373	10,135,910
HOTELS, RESTAURANTS & LEISURE — 5.7%
Airbnb, Inc. Class A (a)	115,884	9,908,082
Booking Holdings, Inc. (a)	5,443	10,969,169
		20,877,251
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	118,218	10,430,374
Meta Platforms, Inc. Class A (a)	94,695	11,395,596
		21,825,970
INTERNET & DIRECT MARKETING RETAIL — 11.4%
Alibaba Group Holding, Ltd. ADR (a)	120,131	10,582,340
Amazon.com, Inc. (a)	123,169	10,346,196
JD.com, Inc. ADR	188,158	10,561,309
Pinduoduo, Inc. ADR (a)	122,344	9,977,153
		41,466,998
IT SERVICES — 8.6%
International Business Machines Corp.	74,636	10,515,466
Shopify, Inc. Class A (a)	285,916	9,924,144
Snowflake, Inc. Class A (a)	76,160	10,932,007
		31,371,617
ROAD & RAIL — 2.8%
Uber Technologies, Inc. (a)	413,378	10,222,838
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.8%
Advanced Micro Devices, Inc. (a)	160,501	10,395,650
Analog Devices, Inc.	64,851	10,637,509
Applied Materials, Inc.	102,544	9,985,735
ASML Holding NV	18,363	10,033,543
Broadcom, Inc.	20,140	11,260,878
Intel Corp.	388,655	10,272,152
Lam Research Corp.	24,448	10,275,494
Security Description	Shares	Value
Micron Technology, Inc.	199,969	$ 9,994,451
NVIDIA Corp.	64,564	9,435,383
QUALCOMM, Inc.	92,460	10,165,052
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	135,970	10,128,405
Texas Instruments, Inc.	63,003	10,409,356
		122,993,608
SOFTWARE — 20.8%
Adobe, Inc. (a)	33,270	11,196,353
Intuit, Inc.	27,510	10,707,442
Microsoft Corp.	44,764	10,735,303
Oracle Corp.	137,385	11,229,850
Palo Alto Networks, Inc. (a)	69,029	9,632,307
Salesforce, Inc. (a)	83,955	11,131,593
ServiceNow, Inc. (a)	27,934	10,845,934
		75,478,782
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	77,415	10,058,531
TOTAL COMMON STOCKS (Cost $417,913,883)		362,773,613
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c) (Cost $590,630)	590,467	590,586
TOTAL INVESTMENTS — 100.0% (Cost $418,504,513)		363,364,199
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		31,199
NET ASSETS — 100.0%		$ 363,395,398
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$362,773,613	$—	$—	$362,773,613
Short-Term Investment	590,586	—	—	590,586
TOTAL INVESTMENTS	$363,364,199	$—	$—	$363,364,199
See accompanying notes to financial statements.
37

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 4,649,674	$ 4,059,126	$82	$(44)	590,467	$590,586	$ 7,539
State Street Navigator Securities Lending Portfolio II	—	—	72,422,205	72,422,205	—	—	—	—	4,718
Total		$—	$77,071,879	$76,481,331	$82	$(44)		$590,586	$12,257
See accompanying notes to financial statements.
38

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Boeing Co. (a)	21,914	$ 4,174,398
General Dynamics Corp.	8,807	2,185,105
Howmet Aerospace, Inc.	15,059	593,475
Huntington Ingalls Industries, Inc.	1,560	359,861
L3Harris Technologies, Inc.	7,449	1,550,956
Lockheed Martin Corp.	9,124	4,438,735
Northrop Grumman Corp.	5,694	3,106,703
Raytheon Technologies Corp.	57,654	5,818,441
Textron, Inc.	8,165	578,082
TransDigm Group, Inc.	2,055	1,293,931
		24,099,687
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	4,607	421,817
Expeditors International of Washington, Inc.	6,226	647,006
FedEx Corp.	9,368	1,622,538
United Parcel Service, Inc. Class B	28,541	4,961,567
		7,652,928
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,903	210,535
American Airlines Group, Inc. (a)	24,881	316,486
Delta Air Lines, Inc. (a)	24,786	814,468
Southwest Airlines Co.	23,049	776,060
United Airlines Holdings, Inc. (a)	12,504	471,401
		2,588,950
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,477	975,723
BorgWarner, Inc.	9,253	372,433
		1,348,156
AUTOMOBILES — 1.4%
Ford Motor Co.	154,742	1,799,649
General Motors Co.	55,573	1,869,476
Tesla, Inc. (a)	104,992	12,932,915
		16,602,040
BANKS — 4.0%
Bank of America Corp.	273,011	9,042,124
Citigroup, Inc.	75,459	3,413,011
Citizens Financial Group, Inc.	19,170	754,723
Comerica, Inc.	5,165	345,280
Fifth Third Bancorp	26,627	873,632
First Republic Bank	7,142	870,538
Huntington Bancshares, Inc.	57,120	805,392
JPMorgan Chase & Co.	114,874	15,404,604
KeyCorp.	36,777	640,655
M&T Bank Corp.	6,751	979,300
PNC Financial Services Group, Inc.	15,776	2,491,662
Regions Financial Corp.	37,212	802,291
Signature Bank	2,429	279,869
SVB Financial Group (a)	2,323	534,615
Security Description	Shares	Value
Truist Financial Corp.	51,766	$ 2,227,491
US Bancorp	52,805	2,302,826
Wells Fargo & Co.	149,047	6,154,151
Zions Bancorp NA	5,876	288,864
		48,211,028
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	7,000	459,760
Coca-Cola Co.	152,539	9,703,006
Constellation Brands, Inc. Class A	6,356	1,473,003
Keurig Dr. Pepper, Inc.	33,143	1,181,879
Molson Coors Beverage Co. Class B	7,414	381,969
Monster Beverage Corp. (a)	15,028	1,525,793
PepsiCo, Inc.	53,913	9,739,923
		24,465,333
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	69,282	11,196,664
Amgen, Inc.	20,886	5,485,499
Biogen, Inc. (a)	5,657	1,566,536
Gilead Sciences, Inc.	49,101	4,215,321
Incyte Corp. (a)	7,371	592,039
Moderna, Inc. (a)	12,924	2,321,409
Regeneron Pharmaceuticals, Inc. (a)	4,216	3,041,802
Vertex Pharmaceuticals, Inc. (a)	10,024	2,894,731
		31,314,001
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,252	300,625
Allegion PLC	3,601	379,041
Carrier Global Corp.	32,710	1,349,288
Johnson Controls International PLC	26,941	1,724,224
Masco Corp.	8,823	411,769
Trane Technologies PLC	9,145	1,537,183
		5,702,130
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	4,162	1,295,922
Bank of New York Mellon Corp.	28,581	1,301,007
BlackRock, Inc.	5,893	4,175,957
Cboe Global Markets, Inc.	4,114	516,184
Charles Schwab Corp.	59,610	4,963,129
CME Group, Inc.	14,041	2,361,135
FactSet Research Systems, Inc.	1,455	583,761
Franklin Resources, Inc.	10,604	279,733
Goldman Sachs Group, Inc.	13,245	4,548,068
Intercontinental Exchange, Inc.	21,716	2,227,844
Invesco, Ltd.	17,773	319,736
MarketAxess Holdings, Inc.	1,435	400,207
Moody's Corp.	6,242	1,739,146
Morgan Stanley	51,568	4,384,311
MSCI, Inc.	3,125	1,453,656
Nasdaq, Inc.	13,186	808,961
Northern Trust Corp.	8,039	711,371
Raymond James Financial, Inc.	7,531	804,687

See accompanying notes to financial statements.
39

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	13,026	$ 4,362,928
State Street Corp. (b)	14,352	1,113,285
T Rowe Price Group, Inc.	8,809	960,710
		39,311,738
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	8,677	2,674,772
Albemarle Corp.	4,593	996,038
Celanese Corp.	3,902	398,941
CF Industries Holdings, Inc.	7,816	665,923
Corteva, Inc.	27,948	1,642,783
Dow, Inc.	27,527	1,387,086
DuPont de Nemours, Inc.	19,433	1,333,687
Eastman Chemical Co.	4,991	406,467
Ecolab, Inc.	9,690	1,410,476
FMC Corp.	5,063	631,862
International Flavors & Fragrances, Inc.	9,965	1,044,731
Linde PLC	19,339	6,307,995
LyondellBasell Industries NV Class A	10,081	837,025
Mosaic Co.	13,450	590,052
PPG Industries, Inc.	9,100	1,144,234
Sherwin-Williams Co.	9,224	2,189,132
		23,661,204
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,373	1,523,314
Copart, Inc. (a)	16,753	1,020,090
Republic Services, Inc.	8,106	1,045,593
Rollins, Inc.	9,054	330,833
Waste Management, Inc.	14,635	2,295,939
		6,215,769
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	9,605	1,165,567
Cisco Systems, Inc.	160,608	7,651,365
F5, Inc. (a)	2,337	335,383
Juniper Networks, Inc.	12,806	409,280
Motorola Solutions, Inc.	6,557	1,689,804
		11,251,399
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,576	794,580
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,457	830,392
Vulcan Materials Co.	5,162	903,918
		1,734,310
CONSUMER FINANCE — 0.5%
American Express Co.	23,349	3,449,815
Capital One Financial Corp.	14,928	1,387,707
Discover Financial Services	10,615	1,038,465
Synchrony Financial	17,626	579,190
		6,455,177
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	59,824	712,504
Security Description	Shares	Value
Avery Dennison Corp.	3,102	$ 561,462
Ball Corp.	12,762	652,649
International Paper Co.	14,114	488,768
Packaging Corp. of America	3,729	476,976
Sealed Air Corp.	5,814	290,002
Westrock Co.	10,275	361,269
		3,543,630
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,543	961,766
LKQ Corp.	9,930	530,361
Pool Corp.	1,491	450,774
		1,942,901
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	70,475	21,769,727
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	279,051	5,137,329
Lumen Technologies, Inc.	35,648	186,083
Verizon Communications, Inc.	164,716	6,489,810
		11,813,222
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	9,621	531,175
American Electric Power Co., Inc.	20,091	1,907,640
Constellation Energy Corp.	12,792	1,102,798
Duke Energy Corp.	30,118	3,101,853
Edison International	14,934	950,101
Entergy Corp.	7,959	895,387
Evergy, Inc.	8,877	558,630
Eversource Energy	13,621	1,141,985
Exelon Corp.	38,722	1,673,952
FirstEnergy Corp.	21,122	885,857
NextEra Energy, Inc.	77,731	6,498,312
NRG Energy, Inc.	9,430	300,063
PG&E Corp. (a)	62,976	1,023,990
Pinnacle West Capital Corp.	4,285	325,831
PPL Corp.	28,801	841,565
Southern Co.	42,586	3,041,066
Xcel Energy, Inc.	21,346	1,496,568
		26,276,773
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,990	1,256,083
Eaton Corp. PLC	15,554	2,441,200
Emerson Electric Co.	23,107	2,219,658
Generac Holdings, Inc. (a)	2,442	245,812
Rockwell Automation, Inc.	4,494	1,157,520
		7,320,273
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	23,213	1,767,438
CDW Corp.	5,336	952,903
Corning, Inc.	29,711	948,969
Keysight Technologies, Inc. (a)	7,057	1,207,241
TE Connectivity, Ltd.	12,444	1,428,571

See accompanying notes to financial statements.
40

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	1,822	$ 728,636
Trimble, Inc. (a)	9,617	486,236
Zebra Technologies Corp. Class A (a)	2,069	530,512
		8,050,506
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	39,421	1,164,102
Halliburton Co.	35,828	1,409,832
Schlumberger, Ltd.	55,236	2,952,916
		5,526,850
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	27,712	2,121,354
Electronic Arts, Inc.	10,275	1,255,400
Live Nation Entertainment, Inc. (a)	5,540	386,360
Netflix, Inc. (a)	17,355	5,117,642
Take-Two Interactive Software, Inc. (a)	6,134	638,733
Walt Disney Co. (a)	71,473	6,209,574
Warner Bros Discovery, Inc. (a)	86,275	817,887
		16,546,950
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	5,849	852,024
American Tower Corp. REIT	18,180	3,851,615
AvalonBay Communities, Inc. REIT	5,379	868,816
Boston Properties, Inc. REIT	5,450	368,311
Camden Property Trust REIT	4,134	462,512
Crown Castle, Inc. REIT	16,909	2,293,537
Digital Realty Trust, Inc. REIT	11,235	1,126,533
Equinix, Inc. REIT	3,621	2,371,864
Equity Residential REIT	13,262	782,458
Essex Property Trust, Inc. REIT	2,541	538,489
Extra Space Storage, Inc. REIT	5,146	757,388
Federal Realty Investment Trust REIT	2,718	274,627
Healthpeak Properties, Inc. REIT	20,913	524,289
Host Hotels & Resorts, Inc. REIT	27,418	440,059
Invitation Homes, Inc. REIT	22,718	673,361
Iron Mountain, Inc. REIT	11,309	563,754
Kimco Realty Corp. REIT	24,193	512,408
Mid-America Apartment Communities, Inc. REIT	4,514	708,653
Prologis, Inc. REIT	36,058	4,064,818
Public Storage REIT	6,160	1,725,970
Realty Income Corp. REIT	24,531	1,556,001
Regency Centers Corp. REIT	6,168	385,500
SBA Communications Corp. REIT	4,180	1,171,696
Simon Property Group, Inc. REIT	12,680	1,489,646
UDR, Inc. REIT	11,815	457,595
Ventas, Inc. REIT	15,635	704,357
VICI Properties, Inc. REIT	37,544	1,216,426
Vornado Realty Trust REIT	6,179	128,585
Welltower, Inc. REIT	18,481	1,211,429
Security Description	Shares	Value
Weyerhaeuser Co. REIT	28,975	$ 898,225
		32,980,946
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	17,285	7,890,602
Kroger Co.	25,481	1,135,943
Sysco Corp.	19,773	1,511,646
Walgreens Boots Alliance, Inc.	27,798	1,038,533
Walmart, Inc.	55,206	7,827,659
		19,404,383
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	21,490	1,995,346
Campbell Soup Co.	7,860	446,055
Conagra Brands, Inc.	18,567	718,543
General Mills, Inc.	23,217	1,946,745
Hershey Co.	5,723	1,325,275
Hormel Foods Corp.	11,325	515,854
JM Smucker Co.	4,188	663,630
Kellogg Co.	9,895	704,920
Kraft Heinz Co.	31,076	1,265,104
Lamb Weston Holdings, Inc.	5,577	498,361
McCormick & Co., Inc.	9,804	812,654
Mondelez International, Inc. Class A	53,638	3,574,973
Tyson Foods, Inc. Class A	11,505	716,186
		15,183,646
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	5,352	599,799
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	68,392	7,508,758
ABIOMED, Inc. (CVR) (a)	3	3
Align Technology, Inc. (a)	2,820	594,738
Baxter International, Inc.	19,718	1,005,026
Becton Dickinson & Co.	11,149	2,835,191
Boston Scientific Corp. (a)	56,027	2,592,369
Cooper Cos., Inc.	1,928	637,532
DENTSPLY SIRONA, Inc.	8,598	273,760
DexCom, Inc. (a)	15,111	1,711,170
Edwards Lifesciences Corp. (a)	24,036	1,793,326
Hologic, Inc. (a)	9,978	746,454
IDEXX Laboratories, Inc. (a)	3,285	1,340,149
Intuitive Surgical, Inc. (a)	13,825	3,668,464
Medtronic PLC	51,860	4,030,559
ResMed, Inc.	5,706	1,187,590
STERIS PLC	3,932	726,201
Stryker Corp.	13,172	3,220,422
Teleflex, Inc.	1,845	460,567
Zimmer Biomet Holdings, Inc.	8,207	1,046,393
		35,378,672
HEALTH CARE PROVIDERS & SERVICES — 3.8%
AmerisourceBergen Corp.	6,343	1,051,099
Cardinal Health, Inc.	10,254	788,225
Centene Corp. (a)	22,150	1,816,522
Cigna Corp.	11,958	3,962,164

See accompanying notes to financial statements.
41

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	51,249	$ 4,775,894
DaVita, Inc. (a)	2,388	178,312
Elevance Health, Inc.	9,347	4,794,731
HCA Healthcare, Inc.	8,292	1,989,748
Henry Schein, Inc. (a)	5,439	434,413
Humana, Inc.	5,000	2,560,950
Laboratory Corp. of America Holdings	3,467	816,409
McKesson Corp.	5,567	2,088,293
Molina Healthcare, Inc. (a)	2,288	755,543
Quest Diagnostics, Inc.	4,453	696,627
UnitedHealth Group, Inc.	36,547	19,376,488
Universal Health Services, Inc. Class B	2,510	353,634
		46,439,052
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	1,516	3,055,165
Caesars Entertainment, Inc. (a)	8,286	344,698
Carnival Corp. (a) (d)	37,952	305,893
Chipotle Mexican Grill, Inc. (a)	1,094	1,517,914
Darden Restaurants, Inc.	4,793	663,016
Domino's Pizza, Inc.	1,401	485,306
Expedia Group, Inc. (a)	5,901	516,928
Hilton Worldwide Holdings, Inc.	10,714	1,353,821
Las Vegas Sands Corp. (a)	12,814	615,969
Marriott International, Inc. Class A	10,524	1,566,918
McDonald's Corp.	28,721	7,568,845
MGM Resorts International	12,707	426,066
Norwegian Cruise Line Holdings, Ltd. (a)	16,785	205,448
Royal Caribbean Cruises, Ltd. (a)	8,628	426,482
Starbucks Corp.	44,811	4,445,251
Wynn Resorts, Ltd. (a)	4,052	334,168
Yum! Brands, Inc.	11,178	1,431,678
		25,263,566
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	12,241	1,091,163
Garmin, Ltd.	5,890	543,588
Lennar Corp. Class A	10,108	914,774
Mohawk Industries, Inc. (a)	2,224	227,337
Newell Brands, Inc.	14,612	191,125
NVR, Inc. (a)	119	548,897
PulteGroup, Inc.	8,912	405,763
Whirlpool Corp.	2,290	323,944
		4,246,591
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	9,442	761,120
Clorox Co.	4,852	680,881
Colgate-Palmolive Co.	32,523	2,562,487
Kimberly-Clark Corp.	13,179	1,789,049
Procter & Gamble Co.	92,692	14,048,400
		19,841,937
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	25,877	$ 744,223
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	21,736	2,606,581
General Electric Co.	43,061	3,608,081
Honeywell International, Inc.	26,294	5,634,805
		11,849,467
INSURANCE — 2.6%
Aflac, Inc.	22,449	1,614,981
Allstate Corp.	10,374	1,406,715
American International Group, Inc.	29,061	1,837,818
Aon PLC Class A	8,090	2,428,133
Arch Capital Group, Ltd. (a)	14,467	908,238
Arthur J Gallagher & Co.	8,242	1,553,947
Assurant, Inc.	2,069	258,749
Brown & Brown, Inc.	9,054	515,807
Chubb, Ltd.	16,348	3,606,369
Cincinnati Financial Corp.	6,224	637,275
Everest Re Group, Ltd.	1,531	507,174
Globe Life, Inc.	3,735	450,254
Hartford Financial Services Group, Inc.	12,616	956,671
Lincoln National Corp.	6,437	197,745
Loews Corp.	7,825	456,432
Marsh & McLennan Cos., Inc.	19,544	3,234,141
MetLife, Inc.	25,781	1,865,771
Principal Financial Group, Inc.	8,902	747,056
Progressive Corp.	22,897	2,969,970
Prudential Financial, Inc.	14,566	1,448,734
Travelers Cos., Inc.	9,166	1,718,533
W R Berkley Corp.	8,097	587,599
Willis Towers Watson PLC	4,322	1,057,075
		30,965,187
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A (a)	233,641	20,614,145
Alphabet, Inc. Class C (a)	207,110	18,376,870
Match Group, Inc. (a)	10,898	452,158
Meta Platforms, Inc. Class A (a)	87,961	10,585,227
		50,028,400
INTERNET & DIRECT MARKETING RETAIL — 2.5%
Amazon.com, Inc. (a)	347,036	29,151,024
eBay, Inc.	21,751	902,014
Etsy, Inc. (a)	4,960	594,109
		30,647,147
IT SERVICES — 4.6%
Accenture PLC Class A	24,681	6,585,878
Akamai Technologies, Inc. (a)	6,376	537,497
Automatic Data Processing, Inc.	16,306	3,894,851
Broadridge Financial Solutions, Inc.	4,591	615,791
Cognizant Technology Solutions Corp. Class A	20,327	1,162,501

See accompanying notes to financial statements.
42

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
DXC Technology Co. (a)	9,898	$ 262,297
EPAM Systems, Inc. (a)	2,251	737,743
Fidelity National Information Services, Inc.	23,211	1,574,866
Fiserv, Inc. (a)	24,927	2,519,372
FleetCor Technologies, Inc. (a)	2,915	535,427
Gartner, Inc. (a)	3,125	1,050,438
Global Payments, Inc.	10,576	1,050,408
International Business Machines Corp.	35,363	4,982,293
Jack Henry & Associates, Inc.	2,794	490,515
Mastercard, Inc. Class A	33,207	11,547,070
Paychex, Inc.	12,421	1,435,371
PayPal Holdings, Inc. (a)	44,592	3,175,842
VeriSign, Inc. (a)	3,609	741,433
Visa, Inc. Class A	64,049	13,306,820
		56,206,413
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	5,012	305,782
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	11,716	1,753,299
Bio-Rad Laboratories, Inc. Class A (a)	850	357,417
Bio-Techne Corp.	5,992	496,617
Charles River Laboratories International, Inc. (a)	2,010	437,979
Danaher Corp.	25,571	6,787,055
Illumina, Inc. (a)	6,077	1,228,769
IQVIA Holdings, Inc. (a)	7,267	1,488,936
Mettler-Toledo International, Inc. (a)	874	1,263,323
PerkinElmer, Inc.	4,902	687,358
Thermo Fisher Scientific, Inc.	15,342	8,448,686
Waters Corp. (a)	2,325	796,499
West Pharmaceutical Services, Inc.	2,895	681,338
		24,427,276
MACHINERY — 2.0%
Caterpillar, Inc.	20,358	4,876,962
Cummins, Inc.	5,480	1,327,749
Deere & Co.	10,742	4,605,740
Dover Corp.	5,508	745,838
Fortive Corp.	14,054	902,969
IDEX Corp.	2,949	673,345
Illinois Tool Works, Inc.	10,932	2,408,320
Ingersoll Rand, Inc.	15,849	828,110
Nordson Corp.	2,108	501,114
Otis Worldwide Corp.	16,512	1,293,055
PACCAR, Inc.	13,600	1,345,992
Parker-Hannifin Corp.	4,995	1,453,545
Pentair PLC	6,464	290,751
Snap-on, Inc.	2,081	475,488
Stanley Black & Decker, Inc.	5,767	433,217
Westinghouse Air Brake Technologies Corp.	7,112	709,849
Security Description	Shares	Value
Xylem, Inc.	6,909	$ 763,928
		23,635,972
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	4,200	1,424,220
Comcast Corp. Class A	168,746	5,901,047
DISH Network Corp. Class A (a)	9,546	134,026
Fox Corp. Class A	12,654	384,302
Fox Corp. Class B	5,777	164,356
Interpublic Group of Cos., Inc.	15,269	508,610
News Corp. Class A	15,279	278,078
News Corp. Class B	4,827	89,010
Omnicom Group, Inc.	8,247	672,708
Paramount Global Class B	19,707	332,654
		9,889,011
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	55,909	2,124,542
Newmont Corp.	30,851	1,456,167
Nucor Corp.	10,036	1,322,845
		4,903,554
MULTI-UTILITIES — 0.9%
Ameren Corp.	9,959	885,554
CenterPoint Energy, Inc.	24,821	744,382
CMS Energy Corp.	11,325	717,212
Consolidated Edison, Inc.	13,953	1,329,861
Dominion Energy, Inc.	32,431	1,988,669
DTE Energy Co.	7,586	891,583
NiSource, Inc.	15,885	435,567
Public Service Enterprise Group, Inc.	19,608	1,201,382
Sempra Energy	12,280	1,897,751
WEC Energy Group, Inc.	12,336	1,156,623
		11,248,584
MULTILINE RETAIL — 0.5%
Dollar General Corp.	8,825	2,173,156
Dollar Tree, Inc. (a)	8,185	1,157,687
Target Corp.	18,004	2,683,316
		6,014,159
OIL, GAS & CONSUMABLE FUELS — 0.9%
Kinder Morgan, Inc.	77,426	1,399,862
Marathon Petroleum Corp.	18,332	2,133,661
ONEOK, Inc.	17,480	1,148,436
Phillips 66	18,486	1,924,023
Targa Resources Corp.	8,856	650,916
Valero Energy Corp.	15,082	1,913,303
Williams Cos., Inc.	47,643	1,567,455
		10,737,656
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	9,046	2,244,403
PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	83,343	5,996,529
Catalent, Inc. (a)	7,060	317,771

See accompanying notes to financial statements.
43

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	30,849	$ 11,285,798
Johnson & Johnson	102,270	18,065,995
Merck & Co., Inc.	99,169	11,002,801
Organon & Co.	9,965	278,322
Pfizer, Inc.	219,929	11,269,162
Viatris, Inc.	46,925	522,275
Zoetis, Inc.	18,254	2,675,124
		61,413,777
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	15,907	1,229,293
Equifax, Inc.	4,756	924,376
Jacobs Solutions, Inc.	5,085	610,556
Leidos Holdings, Inc.	5,557	584,541
Robert Half International, Inc.	4,255	314,147
Verisk Analytics, Inc.	6,260	1,104,389
		4,767,302
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,537	964,848
ROAD & RAIL — 0.9%
CSX Corp.	82,236	2,547,671
JB Hunt Transport Services, Inc.	3,318	578,527
Norfolk Southern Corp.	9,056	2,231,580
Old Dominion Freight Line, Inc.	3,545	1,006,000
Union Pacific Corp.	24,048	4,979,619
		11,343,397
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Micro Devices, Inc. (a)	63,140	4,089,578
Analog Devices, Inc.	20,117	3,299,791
Applied Materials, Inc.	33,652	3,277,032
Broadcom, Inc.	15,841	8,857,178
Enphase Energy, Inc. (a)	5,287	1,400,844
Intel Corp.	161,425	4,266,463
KLA Corp.	5,542	2,089,500
Lam Research Corp.	5,383	2,262,475
Microchip Technology, Inc.	21,676	1,522,739
Micron Technology, Inc.	42,527	2,125,499
Monolithic Power Systems, Inc.	1,743	616,342
NVIDIA Corp.	97,399	14,233,890
NXP Semiconductors NV	10,243	1,618,701
ON Semiconductor Corp. (a)	16,868	1,052,057
Qorvo, Inc. (a)	4,222	382,682
QUALCOMM, Inc.	44,061	4,844,066
Skyworks Solutions, Inc.	6,428	585,784
SolarEdge Technologies, Inc. (a)	2,214	627,160
Teradyne, Inc.	6,094	532,311
Texas Instruments, Inc.	35,499	5,865,145
		63,549,237
SOFTWARE — 8.7%
Adobe, Inc. (a)	18,185	6,119,798
ANSYS, Inc. (a)	3,389	818,748
Autodesk, Inc. (a)	8,564	1,600,355
Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	10,728	$ 1,723,346
Ceridian HCM Holding, Inc. (a)	5,992	384,387
Fortinet, Inc. (a)	25,363	1,239,997
Gen Digital, Inc.	22,451	481,125
Intuit, Inc.	10,985	4,275,582
Microsoft Corp.	291,587	69,928,394
Oracle Corp.	60,113	4,913,637
Paycom Software, Inc. (a)	1,885	584,934
PTC, Inc. (a)	4,134	496,245
Roper Technologies, Inc.	4,134	1,786,260
Salesforce, Inc. (a)	39,114	5,186,125
ServiceNow, Inc. (a)	7,901	3,067,721
Synopsys, Inc. (a)	5,968	1,905,523
Tyler Technologies, Inc. (a)	1,616	521,015
		105,033,192
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	2,415	355,078
AutoZone, Inc. (a)	745	1,837,304
Bath & Body Works, Inc.	8,903	375,172
Best Buy Co., Inc.	7,837	628,606
CarMax, Inc. (a)	6,355	386,956
Home Depot, Inc.	40,045	12,648,614
Lowe's Cos., Inc.	24,281	4,837,747
O'Reilly Automotive, Inc. (a)	2,448	2,066,185
Ross Stores, Inc.	13,573	1,575,418
TJX Cos., Inc.	45,727	3,639,869
Tractor Supply Co.	4,326	973,220
Ulta Beauty, Inc. (a)	2,006	940,954
		30,265,123
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.5%
Apple, Inc.	584,926	75,999,435
Hewlett Packard Enterprise Co.	50,604	807,640
HP, Inc.	35,440	952,273
NetApp, Inc.	8,742	525,045
Seagate Technology Holdings PLC	7,781	409,358
Western Digital Corp. (a)	12,427	392,072
		79,085,823
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	49,314	5,770,231
Ralph Lauren Corp.	1,761	186,085
Tapestry, Inc.	9,424	358,866
VF Corp.	12,589	347,582
		6,662,764
TOBACCO — 0.8%
Altria Group, Inc.	70,441	3,219,858
Philip Morris International, Inc.	60,570	6,130,290
		9,350,148
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	22,281	1,054,337
United Rentals, Inc. (a)	2,765	982,736

See accompanying notes to financial statements.
44

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	1,757	$ 977,331
		3,014,404
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,110	1,083,706
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	23,516	3,292,240
TOTAL COMMON STOCKS (Cost $1,167,062,630)		1,207,211,049
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e) (f)	1,151,262	1,151,492
State Street Navigator Securities Lending Portfolio II (b) (g)	270,914	270,914
TOTAL SHORT-TERM INVESTMENTS (Cost $1,422,316)		1,422,406
TOTAL INVESTMENTS — 99.9% (Cost $1,168,484,946)		1,208,633,455
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		704,076
NET ASSETS — 100.0%		$ 1,209,337,531

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2022.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	03/17/2023	$1,995,613	$1,930,500	$(65,113)

During the period ended December 31, 2022, average notional value related to futures contracts was $1,950,446.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,207,211,046	$ 3	$—	$ 1,207,211,049
Short-Term Investments	1,422,406	—	—	1,422,406
TOTAL INVESTMENTS	$1,208,633,452	$ 3	$—	$1,208,633,455
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(65,113)	—	—	(65,113)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (65,113)	$—	$—	$ (65,113)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
45

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	13,655	$ 841,831	$ 88,006	$ 37,289	$4,909	$215,828	14,352	$ 1,113,285	$17,624
State Street Institutional Liquid Reserves Fund, Premier Class	2,455,547	2,455,302	13,864,724	15,169,212	576	102	1,151,262	1,151,492	26,345
State Street Navigator Securities Lending Portfolio II	2,313	2,313	4,809,966	4,541,365	—	—	270,914	270,914	826
Total		$3,299,446	$18,762,696	$19,747,866	$5,485	$215,930		$2,535,691	$44,795
See accompanying notes to financial statements.
46

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 44.7%
Affiliated Managers Group, Inc.	11,212	$ 1,776,317
Ameriprise Financial, Inc.	5,399	1,681,087
Ares Management Corp. Class A	25,079	1,716,407
Artisan Partners Asset Management, Inc. Class A	50,072	1,487,138
Assetmark Financial Holdings, Inc. (a)	12,095	278,185
Bank of New York Mellon Corp.	38,705	1,761,851
BlackRock, Inc.	2,452	1,737,561
Blackstone, Inc.	22,151	1,643,383
Blucora, Inc. (a)	48,552	1,239,532
Blue Owl Capital, Inc. (b)	155,832	1,651,819
Bridge Investment Group Holdings, Inc. Class A	21,256	256,135
Brightsphere Investment Group, Inc.	44,905	924,145
Carlyle Group, Inc.	58,640	1,749,818
Cohen & Steers, Inc.	22,330	1,441,625
Diamond Hill Investment Group, Inc.	1,872	346,357
Federated Hermes, Inc.	47,773	1,734,638
Focus Financial Partners, Inc. Class A (a)	47,108	1,755,715
Franklin Resources, Inc.	65,186	1,719,607
Hamilton Lane, Inc. Class A	24,780	1,582,946
Invesco, Ltd.	94,396	1,698,184
Janus Henderson Group PLC	69,437	1,633,158
KKR & Co., Inc.	36,076	1,674,648
Northern Trust Corp.	19,705	1,743,695
P10, Inc. Class A	28,622	305,397
SEI Investments Co.	28,566	1,665,398
State Street Corp. (c)	21,881	1,697,309
StepStone Group, Inc. Class A	43,746	1,101,524
T Rowe Price Group, Inc.	14,448	1,575,699
TPG, Inc. (b)	54,380	1,513,395
Victory Capital Holdings, Inc. Class A	44,484	1,193,506
Virtus Investment Partners, Inc.	9,079	1,738,084
WisdomTree, Inc.	167,337	911,987
		44,936,250
FINANCIAL EXCHANGES & DATA — 22.6%
Cboe Global Markets, Inc.	13,923	1,746,919
CME Group, Inc.	9,698	1,630,816
Coinbase Global, Inc. Class A (a)	43,037	1,523,079
Donnelley Financial Solutions, Inc. (a)	36,248	1,400,985
FactSet Research Systems, Inc.	3,854	1,546,263
Intercontinental Exchange, Inc.	16,774	1,720,845
MarketAxess Holdings, Inc.	6,188	1,725,771
Moody's Corp.	6,017	1,676,457
Morningstar, Inc.	7,429	1,609,047
MSCI, Inc.	3,519	1,636,933
Security Description	Shares	Value
Nasdaq, Inc.	27,390	$ 1,680,377
Open Lending Corp. Class A (a)	214,737	1,449,475
S&P Global, Inc.	4,993	1,672,355
Tradeweb Markets, Inc. Class A	26,881	1,745,383
		22,764,705
INVESTMENT BANKING & BROKERAGE — 32.3%
B Riley Financial, Inc. (b)	40,041	1,369,402
BGC Partners, Inc. Class A	247,515	933,131
Charles Schwab Corp.	21,781	1,813,486
Cowen, Inc. Class A	44,886	1,733,497
Evercore, Inc. Class A	16,083	1,754,334
Goldman Sachs Group, Inc.	4,826	1,657,152
Houlihan Lokey, Inc.	18,550	1,616,818
Interactive Brokers Group, Inc. Class A	22,976	1,662,314
Jefferies Financial Group, Inc.	48,529	1,663,574
Lazard, Ltd. Class A	48,252	1,672,897
LPL Financial Holdings, Inc.	7,866	1,700,393
Moelis & Co. Class A	41,600	1,596,192
Morgan Stanley	19,401	1,649,473
Perella Weinberg Partners Class A	53,145	520,821
Piper Sandler Cos.	12,726	1,656,798
PJT Partners, Inc. Class A	22,214	1,636,950
Raymond James Financial, Inc.	15,257	1,630,210
Robinhood Markets, Inc. Class A (a)	186,062	1,514,545
Stifel Financial Corp.	28,978	1,691,446
StoneX Group, Inc. (a)	13,653	1,301,131
Virtu Financial, Inc. Class A	80,363	1,640,209
		32,414,773
TOTAL COMMON STOCKS (Cost $121,934,843)		100,115,728
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	302,337	302,398
State Street Navigator Securities Lending Portfolio II (c) (f)	3,212,102	3,212,102
TOTAL SHORT-TERM INVESTMENTS (Cost $3,514,512)		3,514,500
TOTAL INVESTMENTS — 103.1% (Cost $125,449,355)		103,630,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(3,124,707)
NET ASSETS — 100.0%		$ 100,505,521

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.

See accompanying notes to financial statements.
47

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 100,115,728	$—	$—	$ 100,115,728
Short-Term Investments	3,514,500	—	—	3,514,500
TOTAL INVESTMENTS	$103,630,228	$—	$—	$103,630,228

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	23,444	$1,445,323	$ 491,561	$ 652,447	$(113,503)	$526,375	21,881	$1,697,309	$32,655
State Street Institutional Liquid Reserves Fund, Premier Class	164,042	164,025	2,158,542	2,020,234	72	(7)	302,337	302,398	3,045
State Street Navigator Securities Lending Portfolio II	2,984,921	2,984,921	24,184,330	23,957,149	—	—	3,212,102	3,212,102	13,643
Total		$4,594,269	$26,834,433	$26,629,830	$(113,431)	$526,368		$ 5,211,809	$49,343
See accompanying notes to financial statements.
48

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 76.9%
Abbott Laboratories	52,935	$ 5,811,734
Alphatec Holdings, Inc. (a) (b)	504,482	6,230,353
AngioDynamics, Inc. (a)	260,680	3,589,564
Artivion, Inc. (a)	222,840	2,700,821
AtriCure, Inc. (a)	133,780	5,937,156
AxoGen, Inc. (a)	152,058	1,517,539
Axonics, Inc. (a)	88,329	5,523,212
Baxter International, Inc.	108,648	5,537,788
Becton Dickinson & Co.	22,984	5,844,831
Boston Scientific Corp. (a)	123,103	5,695,976
Butterfly Network, Inc. (a) (b)	2,100,017	5,166,042
Cardiovascular Systems, Inc. (a)	207,609	2,827,635
CONMED Corp.	62,464	5,536,809
Cutera, Inc. (a) (b)	118,242	5,228,661
DexCom, Inc. (a)	48,867	5,533,699
Edwards Lifesciences Corp. (a)	76,896	5,737,210
Enovis Corp. (a)	105,488	5,645,718
Envista Holdings Corp. (a)	173,296	5,834,876
Glaukos Corp. (a)	125,188	5,468,212
Globus Medical, Inc. Class A (a)	79,041	5,870,375
Heska Corp. (a)	75,321	4,681,953
Hologic, Inc. (a)	76,906	5,753,338
IDEXX Laboratories, Inc. (a)	13,529	5,519,291
Inari Medical, Inc. (a)	83,189	5,287,493
Inogen, Inc. (a)	138,906	2,737,837
Inspire Medical Systems, Inc. (a)	24,503	6,171,816
Insulet Corp. (a)	18,825	5,541,892
Integer Holdings Corp. (a)	78,378	5,365,758
Integra LifeSciences Holdings Corp. (a)	101,844	5,710,393
Intuitive Surgical, Inc. (a)	21,031	5,580,576
iRhythm Technologies, Inc. (a)	57,307	5,367,947
LeMaitre Vascular, Inc.	63,835	2,937,687
LivaNova PLC (a)	104,924	5,827,479
Masimo Corp. (a)	41,094	6,079,857
Medtronic PLC	72,414	5,628,016
Mesa Laboratories, Inc. (b)	32,766	5,446,037
Nevro Corp. (a)	135,115	5,350,554
Novocure, Ltd. (a) (b)	75,579	5,543,720
NuVasive, Inc. (a)	137,431	5,667,654
Omnicell, Inc. (a)	119,711	6,035,829
Orthofix Medical, Inc. (a)	141,701	2,909,121
Outset Medical, Inc. (a)	226,119	5,838,392
Paragon 28, Inc. (a) (b)	112,632	2,152,397
Penumbra, Inc. (a)	26,323	5,855,814
PROCEPT BioRobotics Corp. (a)	132,937	5,522,203
QuidelOrtho Corp. (a)	61,658	5,282,241
ResMed, Inc.	25,906	5,391,816
Security Description	Shares	Value
Senseonics Holdings, Inc. (a) (b)	2,597,940	$ 2,675,878
Shockwave Medical, Inc. (a)	24,737	5,086,174
SI-BONE, Inc. (a) (b)	175,321	2,384,366
STERIS PLC	29,648	5,475,689
Stryker Corp.	23,265	5,688,060
Surmodics, Inc. (a)	22,841	779,335
Tandem Diabetes Care, Inc. (a)	131,983	5,932,636
Teleflex, Inc.	23,008	5,743,487
TransMedics Group, Inc. (a)	96,786	5,973,632
Treace Medical Concepts, Inc. (a)	209,495	4,816,290
Varex Imaging Corp. (a)	182,532	3,705,400
ViewRay, Inc. (a)	508,494	2,278,053
Zimmer Biomet Holdings, Inc.	45,748	5,832,870
		296,797,192
HEALTH CARE SUPPLIES — 23.1%
Align Technology, Inc. (a)	30,142	6,356,948
Atrion Corp.	4,209	2,354,725
Avanos Medical, Inc. (a)	155,147	4,198,278
Cerus Corp. (a) (b)	827,463	3,020,240
Cooper Cos., Inc.	18,390	6,081,021
DENTSPLY SIRONA, Inc.	188,070	5,988,149
Embecta Corp.	178,236	4,507,588
Figs, Inc. Class A (a)	769,060	5,175,774
Haemonetics Corp. (a)	71,014	5,585,251
ICU Medical, Inc. (a)	37,016	5,829,280
Lantheus Holdings, Inc. (a)	106,753	5,440,133
Meridian Bioscience, Inc. (a)	182,699	6,067,434
Merit Medical Systems, Inc. (a)	78,551	5,547,271
Neogen Corp. (a)	376,891	5,740,050
OrthoPediatrics Corp. (a)	78,105	3,103,112
Silk Road Medical, Inc. (a)	107,318	5,671,756
STAAR Surgical Co. (a)	94,898	4,606,349
UFP Technologies, Inc. (a)	34,519	4,069,445
		89,342,804
TOTAL COMMON STOCKS (Cost $438,531,614)		386,139,996
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	35,919	35,926

See accompanying notes to financial statements.
49

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	11,919,949	$ 11,919,949
TOTAL SHORT-TERM INVESTMENTS (Cost $11,955,875)		11,955,875
TOTAL INVESTMENTS — 103.1% (Cost $450,487,489)		398,095,871
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(11,857,302)
NET ASSETS — 100.0%		$ 386,238,569

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$386,139,996	$—	$—	$386,139,996
Short-Term Investments	11,955,875	—	—	11,955,875
TOTAL INVESTMENTS	$398,095,871	$—	$—	$398,095,871

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,355,432	$ 8,354,597	$ 30,427,841	$ 38,749,084	$1,758	$814	35,919	$ 35,926	$ 11,247
State Street Navigator Securities Lending Portfolio II	13,512,232	13,512,232	103,139,850	104,732,133	—	—	11,919,949	11,919,949	173,560
Total		$21,866,829	$133,567,691	$143,481,217	$1,758	$814		$11,955,875	$184,807
See accompanying notes to financial statements.
50

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 52.7%
1Life Healthcare, Inc. (a)	115,194	$ 1,924,892
23andMe Holding Co. Class A (a)	606,177	1,309,342
Accolade, Inc. (a)	154,969	1,207,208
Addus HomeCare Corp. (a)	18,625	1,853,001
Agiliti, Inc. (a) (b)	38,543	628,636
agilon health, Inc. (a) (b)	110,999	1,791,524
Amedisys, Inc. (a)	22,098	1,846,067
AMN Healthcare Services, Inc. (a)	16,695	1,716,580
Apollo Medical Holdings, Inc. (a)	67,086	1,985,075
Castle Biosciences, Inc. (a)	48,479	1,141,196
Chemed Corp.	3,719	1,898,289
Cigna Corp.	5,784	1,916,471
CorVel Corp. (a)	10,729	1,559,246
Cross Country Healthcare, Inc. (a)	63,329	1,682,652
CVS Health Corp.	18,904	1,761,664
DaVita, Inc. (a)	25,846	1,929,921
DocGo, Inc. (a)	236,927	1,675,074
Enhabit, Inc. (a)	123,709	1,628,010
Fulgent Genetics, Inc. (a) (b)	56,381	1,679,026
Guardant Health, Inc. (a)	41,400	1,126,080
Hims & Hers Health, Inc. (a)	236,917	1,518,638
Invitae Corp. (a) (b)	817,617	1,520,768
Laboratory Corp. of America Holdings	8,229	1,937,765
LHC Group, Inc. (a)	11,664	1,885,952
LifeStance Health Group, Inc. (a) (b)	171,945	849,408
ModivCare, Inc. (a)	15,857	1,422,849
National Research Corp.	9,119	340,139
Oak Street Health, Inc. (a) (b)	90,633	1,949,516
OPKO Health, Inc. (a) (b)	639,912	799,890
Option Care Health, Inc. (a)	64,628	1,944,656
Pediatrix Medical Group, Inc. (a)	117,798	1,750,478
Premier, Inc. Class A	57,630	2,015,897
Privia Health Group, Inc. (a)	83,503	1,896,353
Quest Diagnostics, Inc.	12,908	2,019,327
R1 RCM, Inc. (a) (b)	186,545	2,042,668
RadNet, Inc. (a)	46,762	880,528
Signify Health, Inc. Class A (a)	67,086	1,922,685
		58,957,471
HEALTH CARE DISTRIBUTORS — 11.6%
AdaptHealth Corp. (a)	88,260	1,696,357
AmerisourceBergen Corp.	11,622	1,925,882
Cardinal Health, Inc.	24,776	1,904,531
Henry Schein, Inc. (a)	23,664	1,890,044
McKesson Corp.	5,175	1,941,246
Owens & Minor, Inc.	90,716	1,771,683
Security Description	Shares	Value
Patterson Cos., Inc.	66,394	$ 1,861,024
		12,990,767
HEALTH CARE FACILITIES — 20.8%
Acadia Healthcare Co., Inc. (a)	23,361	1,923,078
Brookdale Senior Living, Inc. (a)	667,153	1,821,328
Cano Health, Inc. (a) (b)	1,343,637	1,840,783
Community Health Systems, Inc. (a)	348,057	1,503,606
Encompass Health Corp.	34,215	2,046,399
Ensign Group, Inc.	21,147	2,000,718
HCA Healthcare, Inc.	8,089	1,941,036
National HealthCare Corp.	9,875	587,562
Select Medical Holdings Corp.	80,903	2,008,821
Surgery Partners, Inc. (a)	75,259	2,096,716
Tenet Healthcare Corp. (a)	43,918	2,142,759
Universal Health Services, Inc. Class B	15,091	2,126,171
US Physical Therapy, Inc.	15,409	1,248,591
		23,287,568
MANAGED HEALTH CARE — 14.8%
Alignment Healthcare, Inc. (a)	165,924	1,951,266
Centene Corp. (a)	22,277	1,826,937
Clover Health Investments Corp. (a) (b)	1,700,356	1,580,481
Elevance Health, Inc.	3,659	1,876,957
HealthEquity, Inc. (a)	30,733	1,894,382
Humana, Inc.	3,604	1,845,933
Molina Healthcare, Inc. (a)	5,630	1,859,139
Progyny, Inc. (a)	61,191	1,906,100
UnitedHealth Group, Inc.	3,564	1,889,561
		16,630,756
TOTAL COMMON STOCKS (Cost $134,804,247)		111,866,562
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	97,379	97,399
State Street Navigator Securities Lending Portfolio II (e) (f)	7,141,749	7,141,749
TOTAL SHORT-TERM INVESTMENTS (Cost $7,239,138)		7,239,148
TOTAL INVESTMENTS — 106.4% (Cost $142,043,385)		119,105,710
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(7,142,237)
NET ASSETS — 100.0%		$ 111,963,473

See accompanying notes to financial statements.
51

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 111,866,562	$—	$—	$ 111,866,562
Short-Term Investments	7,239,148	—	—	7,239,148
TOTAL INVESTMENTS	$119,105,710	$—	$—	$119,105,710

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,413,986	$1,413,845	$ 740,237	$ 2,056,747	$54	$10	97,379	$ 97,399	$ 1,863
State Street Navigator Securities Lending Portfolio II	7,377,998	7,377,998	220,105,336	220,341,585	—	—	7,141,749	7,141,749	28,697
Total		$8,791,843	$220,845,573	$222,398,332	$54	$10		$7,239,148	$30,560
See accompanying notes to financial statements.
52

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 13.1%
Aon PLC Class A	37,490	$ 11,252,249
Arthur J Gallagher & Co.	59,685	11,253,010
Brown & Brown, Inc.	198,801	11,325,693
Marsh & McLennan Cos., Inc.	66,828	11,058,697
Ryan Specialty Holdings, Inc. Class A (a)	279,345	11,595,611
Willis Towers Watson PLC	46,840	11,456,127
		67,941,387
LIFE & HEALTH INSURANCE — 26.3%
Aflac, Inc.	163,678	11,774,995
American Equity Investment Life Holding Co.	225,762	10,299,262
Brighthouse Financial, Inc. (a)	219,099	11,233,206
CNO Financial Group, Inc.	358,881	8,200,431
Genworth Financial, Inc. Class A (a)	1,322,832	6,997,781
Globe Life, Inc.	98,107	11,826,799
Lincoln National Corp.	361,058	11,091,702
MetLife, Inc.	158,631	11,480,126
Primerica, Inc.	64,854	9,197,594
Principal Financial Group, Inc.	130,083	10,916,565
Prudential Financial, Inc.	112,766	11,215,706
Trupanion, Inc. (a) (b)	217,883	10,355,979
Unum Group	285,851	11,728,467
		136,318,613
MULTI-LINE INSURANCE — 6.6%
American International Group, Inc.	182,876	11,565,078
Assurant, Inc.	87,874	10,989,522
Hartford Financial Services Group, Inc.	153,148	11,613,213
		34,167,813
PROPERTY & CASUALTY INSURANCE — 46.2%
Allstate Corp.	89,111	12,083,452
American Financial Group, Inc.	84,265	11,567,899
Arch Capital Group, Ltd. (a)	190,774	11,976,792
Assured Guaranty, Ltd.	134,293	8,361,082
Axis Capital Holdings, Ltd.	199,111	10,785,843
Chubb, Ltd.	52,686	11,622,532
Cincinnati Financial Corp.	107,937	11,051,669
Erie Indemnity Co. Class A	31,134	7,743,649
Fidelity National Financial, Inc.	306,798	11,541,741
First American Financial Corp.	219,314	11,478,895
Hanover Insurance Group, Inc.	82,238	11,112,821
Kemper Corp.	100,977	4,968,068
Kinsale Capital Group, Inc.	40,277	10,533,241
Security Description	Shares	Value
Loews Corp.	202,786	$ 11,828,507
Markel Corp. (a)	8,809	11,605,769
Old Republic International Corp.	477,376	11,528,630
Palomar Holdings, Inc. (a)	133,194	6,015,041
Progressive Corp.	88,547	11,485,431
RLI Corp.	68,532	8,996,196
Selective Insurance Group, Inc.	126,861	11,241,153
Travelers Cos., Inc.	61,672	11,562,883
W R Berkley Corp.	155,399	11,277,306
White Mountains Insurance Group, Ltd.	6,447	9,118,186
		239,486,786
REINSURANCE — 7.6%
Enstar Group, Ltd. (a)	20,904	4,829,660
Everest Re Group, Ltd.	34,467	11,417,883
Reinsurance Group of America, Inc.	81,420	11,568,968
RenaissanceRe Holdings, Ltd.	61,533	11,336,225
		39,152,736
TOTAL COMMON STOCKS (Cost $551,064,951)		517,067,335
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	1,001,760	1,001,960
State Street Navigator Securities Lending Portfolio II (e) (f)	9,871,594	9,871,594
TOTAL SHORT-TERM INVESTMENTS (Cost $10,873,608)		10,873,554
TOTAL INVESTMENTS — 101.9% (Cost $561,938,559)		527,940,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(10,058,671)
NET ASSETS — 100.0%		$ 517,882,218

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
53

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$517,067,335	$—	$—	$517,067,335
Short-Term Investments	10,873,554	—	—	10,873,554
TOTAL INVESTMENTS	$527,940,889	$—	$—	$527,940,889

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	965,614	$ 965,518	$10,608,708	$10,572,247	$18	$(37)	1,001,760	$ 1,001,960	$10,472
State Street Navigator Securities Lending Portfolio II	10,706,454	10,706,454	59,701,358	60,536,218	—	—	9,871,594	9,871,594	22,762
Total		$ 11,671,972	$70,310,066	$71,108,465	$18	$(37)		$10,873,554	$33,234
See accompanying notes to financial statements.
54

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 40.8%
Alphabet, Inc. Class C (a)	5,506	$ 488,547
Bumble, Inc. Class A (a)	21,869	460,343
Cargurus, Inc. (a)	39,598	554,768
Cars.com, Inc. (a)	17,355	238,978
Eventbrite, Inc. Class A (a) (b)	42,138	246,929
fuboTV, Inc. (a)	210,864	366,903
IAC, Inc. (a)	11,110	493,284
Match Group, Inc. (a)	11,758	487,840
Meta Platforms, Inc. Class A (a)	4,421	532,023
Pinterest, Inc. Class A (a)	22,124	537,171
QuinStreet, Inc. (a)	7,615	109,275
Shutterstock, Inc.	10,195	537,480
Snap, Inc. Class A (a)	54,222	485,287
TripAdvisor, Inc. (a)	27,712	498,262
Vimeo, Inc. (a)	106,167	364,153
Yelp, Inc. (a)	18,326	501,033
Ziff Davis, Inc. (a)	5,964	471,752
ZipRecruiter, Inc. Class A (a) (b)	29,281	480,794
ZoomInfo Technologies, Inc. (a)	17,645	531,291
		8,386,113
INTERNET & DIRECT MARKETING RETAIL — 30.1%
Amazon.com, Inc. (a)	5,751	483,084
Chewy, Inc. Class A (a) (b)	11,739	435,282
ContextLogic, Inc. Class A (a)	831,681	405,611
DoorDash, Inc. Class A (a)	9,271	452,610
eBay, Inc.	11,741	486,899
Etsy, Inc. (a)	4,042	484,151
Liquidity Services, Inc. (a)	6,842	96,198
Overstock.com, Inc. (a) (b)	22,356	432,812
PetMed Express, Inc. (b)	14,998	265,465
Poshmark, Inc. Class A (a)	28,624	511,797
Qurate Retail, Inc. Class A (a)	258,787	421,823
Revolve Group, Inc. (a) (b)	19,814	441,060
Stitch Fix, Inc. Class A (a) (b)	131,630	409,369
Wayfair, Inc. Class A (a) (b)	13,573	446,416
Xometry, Inc. Class A (a)	12,826	413,382
		6,185,959
INTERNET SERVICES & INFRASTRUCTURE — 29.1%
Akamai Technologies, Inc. (a)	5,756	485,231
BigCommerce Holdings, Inc. Class 1 (a)	56,308	492,132
Security Description	Shares	Value
Cloudflare, Inc. Class A (a)	10,582	$ 478,412
DigitalOcean Holdings, Inc. (a)	17,440	444,197
Fastly, Inc. Class A (a)	53,823	440,810
GoDaddy, Inc. Class A (a)	6,858	513,116
MongoDB, Inc. (a)	2,672	525,956
Okta, Inc. (a)	7,954	543,497
Snowflake, Inc. Class A (a)	3,545	508,849
Squarespace, Inc. Class A (a)	18,282	405,312
Tucows, Inc. Class A (a) (b)	1,801	61,090
Twilio, Inc. Class A (a)	11,249	550,751
VeriSign, Inc. (a)	2,592	532,501
		5,981,854
TOTAL COMMON STOCKS (Cost $39,181,555)		20,553,926
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	15,906	15,909
State Street Navigator Securities Lending Portfolio II (e) (f)	1,676,648	1,676,648
TOTAL SHORT-TERM INVESTMENTS (Cost $1,692,557)		1,692,557
TOTAL INVESTMENTS — 108.2% (Cost $40,874,112)		22,246,483
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(1,681,454)
NET ASSETS — 100.0%		$ 20,565,029

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
55

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,553,926	$—	$—	$20,553,926
Short-Term Investments	1,692,557	—	—	1,692,557
TOTAL INVESTMENTS	$22,246,483	$—	$—	$22,246,483

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,399	$ 10,398	$ 148,280	$ 142,780	$ 9	$ 2	15,906	$ 15,909	$ 364
State Street Navigator Securities Lending Portfolio II	2,539,837	2,539,837	12,035,155	12,898,344	—	—	1,676,648	1,676,648	8,849
Total		$2,550,235	$12,183,435	$13,041,124	$ 9	$ 2		$1,692,557	$9,213
See accompanying notes to financial statements.
56

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 9.4%
Alcoa Corp.	1,974,720	$ 89,790,519
Arconic Corp. (a)	1,766,120	37,371,099
Century Aluminum Co. (a)	4,499,314	36,804,389
Kaiser Aluminum Corp.	283,416	21,528,279
		185,494,286
COAL & CONSUMABLE FUELS — 21.3%
Arch Resources, Inc.	621,805	88,787,536
CONSOL Energy, Inc.	1,300,136	84,508,840
Enviva, Inc.	1,160,814	61,488,317
Peabody Energy Corp. (a) (b)	3,171,419	83,788,890
Uranium Energy Corp. (a) (b)	25,919,042	100,565,883
		419,139,466
COPPER — 4.5%
Freeport-McMoRan, Inc.	2,306,763	87,656,994
DIVERSIFIED METALS & MINING — 9.1%
5E Advanced Materials, Inc. (a) (b)	585,433	4,613,212
Compass Minerals International, Inc.	791,349	32,445,309
Materion Corp.	268,700	23,513,937
MP Materials Corp. (a) (b)	2,879,712	69,919,408
Piedmont Lithium, Inc. (a) (b)	1,100,454	48,441,985
		178,933,851
GOLD — 11.5%
Coeur Mining, Inc. (a)	13,571,609	45,600,606
Newmont Corp.	1,918,522	90,554,239
Royal Gold, Inc.	805,193	90,761,355
		226,916,200
SILVER — 4.4%
Hecla Mining Co.	15,354,465	85,370,825
STEEL — 39.6%
Alpha Metallurgical Resources, Inc.	578,137	84,633,475
ATI, Inc. (a)	2,498,009	74,590,549
Carpenter Technology Corp.	548,274	20,253,241
Cleveland-Cliffs, Inc. (a)	5,743,027	92,520,165
Commercial Metals Co.	1,855,682	89,629,441
Haynes International, Inc.	122,143	5,580,714
Nucor Corp.	604,674	79,702,080
Reliance Steel & Aluminum Co.	438,389	88,747,469
Security Description	Shares	Value
Ryerson Holding Corp.	502,773	$ 15,213,911
Schnitzer Steel Industries, Inc. Class A	376,111	11,527,802
Steel Dynamics, Inc.	820,280	80,141,356
SunCoke Energy, Inc.	1,355,554	11,698,431
TimkenSteel Corp. (a)	996,199	18,100,936
United States Steel Corp.	3,503,320	87,758,166
Worthington Industries, Inc.	397,127	19,741,183
		779,838,919
TOTAL COMMON STOCKS (Cost $2,228,982,107)		1,963,350,541
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	2,360,369	2,360,841
State Street Navigator Securities Lending Portfolio II (e) (f)	72,102,723	72,102,723
TOTAL SHORT-TERM INVESTMENTS (Cost $74,463,561)		74,463,564
TOTAL INVESTMENTS — 103.6% (Cost $2,303,445,668)		2,037,814,105
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(70,439,668)
NET ASSETS — 100.0%		$ 1,967,374,437

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
57

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,963,350,541	$—	$—	$1,963,350,541
Short-Term Investments	74,463,564	—	—	74,463,564
TOTAL INVESTMENTS	$2,037,814,105	$—	$—	$2,037,814,105

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Century Aluminum Co.	8,762,356	$ 64,578,564	$ 46,105,363	$ 75,455,680	$(48,430,594)	$ —	—	$ —*	$ —
Coeur Mining, Inc.	15,162,062	46,092,668	57,213,804	60,646,400	(30,565,984)	—	—	—*	—
Piedmont Lithium, Inc.	1,262,804	45,978,694	58,683,119	63,012,862	(2,568,719)	—	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,278,873	2,278,645	36,586,475	36,505,228	921	28	2,360,369	2,360,841	40,914
State Street Navigator Securities Lending Portfolio II	86,773,566	86,773,566	384,821,305	399,492,148	—	—	72,102,723	72,102,723	179,772
Uranium Energy Corp.	24,543,374	75,593,592	89,783,913	89,421,902	(3,024,045)	—	—	—*	—
Total		$321,295,729	$673,193,979	$724,534,220	$(84,588,421)	$28		$74,463,564	$220,686
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2022.
*	As of December 31, 2022, no longer an affiliate.
See accompanying notes to financial statements.
58

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 28.2%
Diamond Offshore Drilling, Inc. (a)	679,395	$ 7,065,708
Helmerich & Payne, Inc.	265,056	13,138,826
Nabors Industries, Ltd. (a)	88,788	13,750,597
Noble Corp. PLC (a)	344,334	12,984,835
Patterson-UTI Energy, Inc.	773,514	13,025,976
Transocean, Ltd. (a)	3,172,859	14,468,237
Valaris, Ltd. (a)	201,580	13,630,840
		88,065,019
OIL & GAS EQUIPMENT & SERVICES — 71.8%
Archrock, Inc.	474,110	4,257,508
Baker Hughes Co.	436,546	12,891,203
Bristow Group, Inc. (a)	54,460	1,477,500
Cactus, Inc. Class A	249,731	12,551,480
ChampionX Corp.	437,029	12,669,471
Core Laboratories NV (b)	265,393	5,379,516
DMC Global, Inc. (a)	119,023	2,313,807
Dril-Quip, Inc. (a)	163,411	4,439,877
Expro Group Holdings NV (a)	423,442	7,677,003
Halliburton Co.	358,520	14,107,762
Helix Energy Solutions Group, Inc. (a)	908,708	6,706,265
Liberty Energy, Inc. Class A	833,435	13,343,294
NexTier Oilfield Solutions, Inc. (a)	1,337,262	12,356,301
Nov, Inc.	614,474	12,836,362
Oceaneering International, Inc. (a)	589,583	10,311,807
Oil States International, Inc. (a)	385,676	2,877,143
ProFrac Holding Corp. Class A (a)	232,896	5,868,979
ProPetro Holding Corp. (a)	774,552	8,032,104
RPC, Inc.	674,004	5,991,896
Schlumberger, Ltd.	251,965	13,470,049
Select Energy Services, Inc. Class A	378,620	3,498,449
Security Description	Shares	Value
TechnipFMC PLC (a)	1,061,414	$ 12,938,637
TETRA Technologies, Inc. (a)	879,294	3,042,357
Tidewater, Inc. (a)	349,082	12,863,672
US Silica Holdings, Inc. (a)	585,526	7,319,075
Weatherford International PLC (a)	286,418	14,584,404
		223,805,921
TOTAL COMMON STOCKS (Cost $289,627,732)		311,870,940
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	168,922	168,956
State Street Navigator Securities Lending Portfolio II (e)	17,769,713	17,769,713
TOTAL SHORT-TERM INVESTMENTS (Cost $17,938,658)		17,938,669
TOTAL INVESTMENTS — 105.7% (Cost $307,566,390)		329,809,609
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(17,804,954)
NET ASSETS — 100.0%		$ 312,004,655

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 311,870,940	$—	$—	$ 311,870,940
Short-Term Investments	17,938,669	—	—	17,938,669
TOTAL INVESTMENTS	$329,809,609	$—	$—	$329,809,609
See accompanying notes to financial statements.
59

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,343	$ 271,316	$ 1,178,334	$ 1,280,812	$110	$ 8	168,922	$ 168,956	$ 3,600
State Street Navigator Securities Lending Portfolio II	3,044,601	3,044,601	70,648,026	55,922,914	—	—	17,769,713	17,769,713	15,780
Total		$3,315,917	$71,826,360	$57,203,726	$110	$ 8		$17,938,669	$19,380
See accompanying notes to financial statements.
60

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a) (b)	72,261	$ 1,138,111
Amphastar Pharmaceuticals, Inc. (a)	51,624	1,446,505
Amylyx Pharmaceuticals, Inc. (a)	188,646	6,970,470
ANI Pharmaceuticals, Inc. (a)	11,868	477,450
Arvinas, Inc. (a) (b)	101,773	3,481,654
Atea Pharmaceuticals, Inc. (a)	134,161	645,314
Axsome Therapeutics, Inc. (a) (b)	118,530	9,142,219
Bristol-Myers Squibb Co.	112,560	8,098,692
Cara Therapeutics, Inc. (a) (b)	64,606	693,868
Cassava Sciences, Inc. (a) (b)	229,102	6,767,673
Catalent, Inc. (a)	198,594	8,938,716
Collegium Pharmaceutical, Inc. (a)	39,991	927,791
Corcept Therapeutics, Inc. (a)	143,108	2,906,524
DICE Therapeutics, Inc. (a)	87,166	2,719,579
Elanco Animal Health, Inc. (a)	700,324	8,557,959
Eli Lilly & Co.	24,580	8,992,347
Esperion Therapeutics, Inc. (a)	326,228	2,032,400
Harmony Biosciences Holdings, Inc. (a)	74,061	4,080,761
Innoviva, Inc. (a)	121,937	1,615,665
Intra-Cellular Therapies, Inc. (a)	133,796	7,080,484
Jazz Pharmaceuticals PLC (a)	58,396	9,303,067
Johnson & Johnson	50,491	8,919,235
Ligand Pharmaceuticals, Inc. (a)	43,547	2,908,940
Merck & Co., Inc.	81,570	9,050,192
Nektar Therapeutics (a)	417,611	943,801
Organon & Co.	328,028	9,161,822
Pacira BioSciences, Inc. (a)	96,982	3,744,475
Perrigo Co. PLC	281,239	9,587,438
Pfizer, Inc.	171,561	8,790,786
Pliant Therapeutics, Inc. (a)	99,798	1,929,095
Prestige Consumer Healthcare, Inc. (a)	47,414	2,968,116
Provention Bio, Inc. (a) (b)	189,653	2,004,632
Reata Pharmaceuticals, Inc. Class A (a) (b)	131,189	4,983,870
Security Description	Shares	Value
Revance Therapeutics, Inc. (a)	376,810	$ 6,955,913
Royalty Pharma PLC Class A	212,529	8,399,146
SIGA Technologies, Inc.	394,155	2,900,981
Supernus Pharmaceuticals, Inc. (a)	79,431	2,833,304
Theravance Biopharma, Inc. (a) (b)	146,047	1,638,647
Ventyx Biosciences, Inc. (a)	99,278	3,255,326
Viatris, Inc.	823,109	9,161,203
Zoetis, Inc.	57,846	8,477,331
TOTAL COMMON STOCKS (Cost $224,075,422)		204,631,502
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	190,904	190,942
State Street Navigator Securities Lending Portfolio II (e) (f)	18,307,468	18,307,468
TOTAL SHORT-TERM INVESTMENTS (Cost $18,498,411)		18,498,410
TOTAL INVESTMENTS — 108.9% (Cost $242,573,833)		223,129,912
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(18,213,865)
NET ASSETS — 100.0%		$ 204,916,047

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
61

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$204,631,502	$—	$—	$204,631,502
Short-Term Investments	18,498,410	—	—	18,498,410
TOTAL INVESTMENTS	$223,129,912	$—	$—	$223,129,912

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,164	$ 180,147	$ 4,062,543	$ 4,051,971	$224	$ (1)	190,904	$ 190,942	$ 5,762
State Street Navigator Securities Lending Portfolio II	5,141,614	5,141,614	83,084,708	69,918,854	—	—	18,307,468	18,307,468	982,556
Total		$5,321,761	$87,147,251	$73,970,825	$224	$ (1)		$18,498,410	$988,318
See accompanying notes to financial statements.
62

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
APPAREL RETAIL — 20.6%
Abercrombie & Fitch Co. Class A (a)	154,883	$ 3,548,370
American Eagle Outfitters, Inc. (a)	230,928	3,223,755
Boot Barn Holdings, Inc. (a)	58,599	3,663,609
Buckle, Inc.	81,713	3,705,685
Burlington Stores, Inc. (a)	18,740	3,799,722
Caleres, Inc.	165,244	3,681,636
Chico's FAS, Inc. (a)	647,070	3,183,584
Children's Place, Inc. (a)	105,866	3,855,640
Designer Brands, Inc. Class A	359,233	3,513,299
Foot Locker, Inc.	96,319	3,639,895
Gap, Inc. (b)	262,867	2,965,140
Genesco, Inc. (a)	45,042	2,072,833
Guess?, Inc.	175,908	3,639,536
Ross Stores, Inc.	31,805	3,691,606
Shoe Carnival, Inc.	94,698	2,264,229
TJX Cos., Inc.	46,783	3,723,927
Urban Outfitters, Inc. (a)	133,553	3,185,239
Victoria's Secret & Co. (a)	81,250	2,907,125
Zumiez, Inc. (a)	97,805	2,126,281
		62,391,111
AUTOMOTIVE RETAIL — 18.8%
Advance Auto Parts, Inc.	25,045	3,682,366
America's Car-Mart, Inc. (a)	19,519	1,410,443
Arko Corp.	105,182	910,876
Asbury Automotive Group, Inc. (a)	20,169	3,615,293
AutoNation, Inc. (a)	31,432	3,372,654
AutoZone, Inc. (a)	1,489	3,672,142
Camping World Holdings, Inc. Class A	151,724	3,386,480
CarMax, Inc. (a)	55,611	3,386,154
Carvana Co. (a) (b)	723,460	3,429,200
EVgo, Inc. (a) (b)	655,916	2,931,945
Group 1 Automotive, Inc.	19,211	3,465,088
Lithia Motors, Inc.	16,678	3,414,654
Monro, Inc.	75,435	3,409,662
Murphy USA, Inc.	12,674	3,542,890
OneWater Marine, Inc. Class A (a) (b)	22,347	639,124
O'Reilly Automotive, Inc. (a)	4,410	3,722,172
Penske Automotive Group, Inc.	29,317	3,369,403
Sonic Automotive, Inc. Class A	71,137	3,504,920
TravelCenters of America, Inc. (a)	45,036	2,016,712
		56,882,178
COMPUTER & ELECTRONICS RETAIL — 3.3%
Best Buy Co., Inc.	44,661	3,582,259
GameStop Corp. Class A (a) (b)	161,453	2,980,422
Security Description	Shares	Value
Rent-A-Center, Inc.	154,138	$ 3,475,812
		10,038,493
DEPARTMENT STORES — 4.6%
Dillard's, Inc. Class A (b)	10,840	3,503,488
Kohl's Corp. (b)	138,215	3,489,929
Macy's, Inc.	165,543	3,418,463
Nordstrom, Inc. (b)	209,728	3,385,010
		13,796,890
DRUG RETAIL — 1.1%
Walgreens Boots Alliance, Inc.	90,382	3,376,672
FOOD RETAIL — 7.1%
Albertsons Cos., Inc. Class A	170,865	3,543,740
Casey's General Stores, Inc.	15,026	3,371,083
Fresh Market, Inc. (a) (b) (c)	321,064	—
Grocery Outlet Holding Corp. (a)	128,020	3,736,904
Ingles Markets, Inc. Class A	22,158	2,137,361
Kroger Co.	78,616	3,504,701
Sprouts Farmers Market, Inc. (a)	108,254	3,504,182
Weis Markets, Inc.	19,765	1,626,462
		21,424,433
GENERAL MERCHANDISE STORES — 6.9%
Big Lots, Inc. (b)	220,077	3,235,132
Dollar General Corp.	15,020	3,698,675
Dollar Tree, Inc. (a)	25,673	3,631,189
Franchise Group, Inc. (b)	139,321	3,318,626
Ollie's Bargain Outlet Holdings, Inc. (a)	71,222	3,336,038
Target Corp.	23,991	3,575,619
		20,795,279
HYPERMARKETS & SUPER CENTERS — 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	51,964	3,437,938
Costco Wholesale Corp.	7,564	3,452,966
PriceSmart, Inc.	29,183	1,773,743
Walmart, Inc.	25,147	3,565,593
		12,230,240
INTERNET & DIRECT MARKETING RETAIL — 14.6%
Amazon.com, Inc. (a)	41,008	3,444,672
Chewy, Inc. Class A (a) (b)	83,716	3,104,189
ContextLogic, Inc. Class A (a) (b)	5,929,898	2,892,011
DoorDash, Inc. Class A (a)	66,083	3,226,172
eBay, Inc.	83,699	3,470,998
Etsy, Inc. (a)	28,822	3,452,299
Liquidity Services, Inc. (a)	49,945	702,227
Overstock.com, Inc. (a)	159,398	3,085,945

See accompanying notes to financial statements.
63

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PetMed Express, Inc. (b)	109,469	$ 1,937,601
Poshmark, Inc. Class A (a)	204,777	3,661,413
Qurate Retail, Inc. Class A (a)	1,845,132	3,007,565
Revolve Group, Inc. (a) (b)	141,279	3,144,871
Stitch Fix, Inc. Class A (a) (b)	941,599	2,928,373
Wayfair, Inc. Class A (a) (b)	96,787	3,183,324
Xometry, Inc. Class A (a)	91,448	2,947,369
		44,189,029
SPECIALTY STORES — 18.3%
Academy Sports & Outdoors, Inc.	67,078	3,524,278
Bath & Body Works, Inc.	86,354	3,638,958
Dick's Sporting Goods, Inc.	30,637	3,685,325
Five Below, Inc. (a)	20,673	3,656,433
Hibbett, Inc.	54,016	3,684,971
Leslie's, Inc. (a) (b)	301,945	3,686,748
MarineMax, Inc. (a)	93,531	2,920,038
National Vision Holdings, Inc. (a)	95,518	3,702,278
ODP Corp. (a)	78,942	3,595,019
Petco Health & Wellness Co., Inc. (a)	347,614	3,295,381
Sally Beauty Holdings, Inc. (a)	322,163	4,033,481
Signet Jewelers, Ltd.	53,518	3,639,224
Sportsman's Warehouse Holdings, Inc. (a)	114,521	1,077,643
Tractor Supply Co.	16,733	3,764,423
Ulta Beauty, Inc. (a)	7,748	3,634,354
Warby Parker, Inc. Class A (a)	221,407	2,986,780
Winmark Corp.	3,670	865,496
		55,390,830
TOTAL COMMON STOCKS (Cost $390,341,042)		300,515,155
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	253,369	253,420
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	26,642,109	$ 26,642,109
TOTAL SHORT-TERM INVESTMENTS (Cost $26,895,542)		26,895,529
TOTAL INVESTMENTS — 108.3% (Cost $417,236,584)		327,410,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(25,201,475)
NET ASSETS — 100.0%		$ 302,209,209

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$300,515,155	$—	$ 0(a)	$300,515,155
Short-Term Investments	26,895,529	—	—	26,895,529
TOTAL INVESTMENTS	$327,410,684	$—	$ 0	$327,410,684
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.
See accompanying notes to financial statements.
64

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 11,826,786	$ 11,573,343	$(10)	$(13)	253,369	$ 253,420	$ 4,153
State Street Navigator Securities Lending Portfolio II	28,813,697	28,813,697	178,443,848	180,615,436	—	—	26,642,109	26,642,109	596,552
Total		$28,813,697	$190,270,634	$192,188,779	$(10)	$(13)		$26,895,529	$600,705
See accompanying notes to financial statements.
65

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	456,779	$ 29,585,576
Allegro MicroSystems, Inc. (a)	964,690	28,959,994
Alpha & Omega Semiconductor, Ltd. (a)	618,661	17,675,145
Ambarella, Inc. (a)	401,385	33,005,888
Analog Devices, Inc.	185,784	30,474,149
Broadcom, Inc.	57,552	32,179,050
CEVA, Inc. (a)	220,485	5,640,006
Cirrus Logic, Inc. (a)	407,672	30,363,411
Credo Technology Group Holding, Ltd. (a) (b)	2,058,659	27,400,751
Diodes, Inc. (a)	360,193	27,425,095
First Solar, Inc. (a)	207,525	31,085,170
Impinj, Inc. (a) (b)	276,332	30,169,928
indie Semiconductor, Inc. Class A (a) (b)	2,361,890	13,769,819
Intel Corp.	1,109,549	29,325,380
Lattice Semiconductor Corp. (a)	446,060	28,940,373
MACOM Technology Solutions Holdings, Inc. (a)	455,785	28,705,339
Marvell Technology, Inc.	754,984	27,964,607
MaxLinear, Inc. (a)	893,730	30,342,133
Meta Materials, Inc. (a) (b)	8,442,771	10,046,897
Microchip Technology, Inc.	412,903	29,006,436
Micron Technology, Inc.	571,020	28,539,580
Monolithic Power Systems, Inc.	81,180	28,706,060
Navitas Semiconductor Corp. (a) (b)	2,714,974	9,529,559
NVIDIA Corp.	184,265	26,928,487
NXP Semiconductors NV	184,585	29,169,967
ON Semiconductor Corp. (a)	444,229	27,706,563
Power Integrations, Inc.	413,299	29,641,804
Qorvo, Inc. (a)	321,049	29,099,881
QUALCOMM, Inc.	263,199	28,936,098
Rambus, Inc. (a)	837,788	30,009,566
Semtech Corp. (a)	1,068,323	30,650,187
Silicon Laboratories, Inc. (a)	220,904	29,970,046
SiTime Corp. (a) (b)	307,800	31,278,636
Security Description	Shares	Value
Skyworks Solutions, Inc.	331,499	$ 30,209,504
SMART Global Holdings, Inc. (a) (b)	872,943	12,989,392
Synaptics, Inc. (a)	310,874	29,582,770
Texas Instruments, Inc.	179,843	29,713,660
Universal Display Corp.	271,440	29,326,378
Wolfspeed, Inc. (a) (b)	379,047	26,169,405
TOTAL COMMON STOCKS (Cost $1,231,846,750)		1,040,222,690
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	1,471,459	1,471,754
State Street Navigator Securities Lending Portfolio II (e) (f)	67,393,148	67,393,148
TOTAL SHORT-TERM INVESTMENTS (Cost $68,864,703)		68,864,902
TOTAL INVESTMENTS — 106.5% (Cost $1,300,711,453)		1,109,087,592
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(67,385,836)
NET ASSETS — 100.0%		$ 1,041,701,756

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
66

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,040,222,690	$—	$—	$1,040,222,690
Short-Term Investments	68,864,902	—	—	68,864,902
TOTAL INVESTMENTS	$1,109,087,592	$—	$—	$1,109,087,592

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,018,578	$ 1,018,476	$ 6,755,527	$ 6,302,663	$219	$195	1,471,459	$ 1,471,754	$ 21,169
State Street Navigator Securities Lending Portfolio II	47,719,371	47,719,371	175,489,088	155,815,311	—	—	67,393,148	67,393,148	411,200
Total		$48,737,847	$182,244,615	$162,117,974	$219	$195		$68,864,902	$432,369
See accompanying notes to financial statements.
67

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 55.6%
8x8, Inc. (a) (b)	231,664	$ 1,000,788
ACI Worldwide, Inc. (a)	50,125	1,152,875
Adobe, Inc. (a)	3,153	1,061,079
Agilysys, Inc. (a)	17,111	1,354,164
Alarm.com Holdings, Inc. (a)	20,658	1,022,158
Alkami Technology, Inc. (a)	76,547	1,116,821
Altair Engineering, Inc. Class A (a)	21,895	995,566
Alteryx, Inc. Class A (a)	22,655	1,147,929
American Software, Inc. Class A	50,460	740,753
Amplitude, Inc. Class A (a) (b)	83,741	1,011,591
ANSYS, Inc. (a)	4,291	1,036,663
Appfolio, Inc. Class A (a)	9,663	1,018,287
AppLovin Corp. Class A (a) (b)	100,350	1,056,685
Asana, Inc. Class A (a) (b)	71,897	990,022
Aspen Technology, Inc. (a)	4,790	983,866
Autodesk, Inc. (a)	5,351	999,941
AvePoint, Inc. (a) (b)	194,106	797,776
Bentley Systems, Inc. Class B (b)	26,234	969,609
Bill.Com Holdings, Inc. (a) (b)	9,293	1,012,565
Black Knight, Inc. (a)	17,359	1,071,918
Blackbaud, Inc. (a)	18,436	1,085,143
Blackline, Inc. (a)	15,751	1,059,570
Box, Inc. Class A (a)	37,083	1,154,394
Braze, Inc. Class A (a)	39,168	1,068,503
C3.ai, Inc. Class A (a) (b)	85,460	956,297
Cadence Design Systems, Inc. (a)	6,350	1,020,064
CCC Intelligent Solutions Holdings, Inc. (a)	116,426	1,012,906
Cerence, Inc. (a)	57,311	1,061,973
Ceridian HCM Holding, Inc. (a)	16,021	1,027,747
Clear Secure, Inc. Class A (b)	35,742	980,403
Clearwater Analytics Holdings, Inc. Class A (a) (b)	57,729	1,082,419
Confluent, Inc. Class A (a)	48,089	1,069,499
Consensus Cloud Solutions, Inc. (a)	18,543	996,872
Couchbase, Inc. (a) (b)	72,754	964,718
Coupa Software, Inc. (a)	16,788	1,329,106
Datadog, Inc. Class A (a)	13,986	1,027,971
Digital Turbine, Inc. (a)	63,355	965,530
DocuSign, Inc. (a)	21,207	1,175,292
Domo, Inc. Class B (a)	59,208	843,122
DoubleVerify Holdings, Inc. (a)	42,537	934,112
Dropbox, Inc. Class A (a)	46,562	1,042,057
Duck Creek Technologies, Inc. (a)	88,408	1,065,316
Dynatrace, Inc. (a)	28,206	1,080,290
E2open Parent Holdings, Inc. (a) (b)	183,878	1,079,364
Ebix, Inc. (b)	52,455	1,047,002
Security Description	Shares	Value
Elastic NV (a)	19,493	$ 1,003,889
EngageSmart, Inc. (a)	63,567	1,118,779
Envestnet, Inc. (a)	16,988	1,048,160
Everbridge, Inc. (a)	31,931	944,519
Expensify, Inc. Class A (a) (b)	112,467	993,084
Fair Isaac Corp. (a)	1,693	1,013,396
Five9, Inc. (a)	15,817	1,073,342
ForgeRock, Inc. Class A (a) (b)	44,842	1,021,052
Freshworks, Inc. Class A (a) (b)	70,632	1,038,997
Guidewire Software, Inc. (a)	16,558	1,035,868
HashiCorp, Inc. Class A (a) (b)	35,088	959,306
HubSpot, Inc. (a)	3,576	1,033,929
Informatica, Inc. Class A (a)	65,143	1,061,179
Instructure Holdings, Inc. (a)	43,775	1,026,086
InterDigital, Inc.	21,046	1,041,356
Intuit, Inc.	2,600	1,011,972
Jamf Holding Corp. (a) (b)	48,111	1,024,764
LivePerson, Inc. (a)	87,514	887,392
LiveRamp Holdings, Inc. (a)	46,818	1,097,414
Manhattan Associates, Inc. (a)	8,729	1,059,701
Marathon Digital Holdings, Inc. (a) (b)	207,931	711,124
Matterport, Inc. (a) (b)	381,901	1,069,323
MicroStrategy, Inc. Class A (a) (b)	5,117	724,414
Mitek Systems, Inc. (a)	98,421	953,699
Model N, Inc. (a)	26,643	1,080,640
Momentive Global, Inc. (a)	142,044	994,308
nCino, Inc. (a) (b)	40,850	1,080,074
NCR Corp. (a)	44,890	1,050,875
New Relic, Inc. (a)	18,072	1,020,164
Nutanix, Inc. Class A (a) (b)	33,196	864,756
Olo, Inc. Class A (a) (b)	152,445	952,781
Pagerduty, Inc. (a) (b)	43,856	1,164,815
Palantir Technologies, Inc. Class A (a)	146,225	938,764
Paycom Software, Inc. (a)	3,320	1,030,229
Paycor HCM, Inc. (a)	39,487	966,247
Paylocity Holding Corp. (a)	5,145	999,468
Pegasystems, Inc. (b)	29,092	996,110
PowerSchool Holdings, Inc. Class A (a)	51,947	1,198,937
Procore Technologies, Inc. (a)	20,745	978,749
PROS Holdings, Inc. (a)	48,307	1,171,928
PTC, Inc. (a)	8,576	1,029,463
Q2 Holdings, Inc. (a)	39,603	1,064,133
Qualtrics International, Inc. Class A (a) (b)	103,944	1,078,939
RingCentral, Inc. Class A (a)	28,507	1,009,148
Riot Blockchain, Inc. (a) (b)	248,130	841,161
Roper Technologies, Inc.	2,410	1,041,337
Salesforce, Inc. (a)	7,930	1,051,439
Samsara, Inc. Class A (a) (b)	79,665	990,236
SEMrush Holdings, Inc. Class A (a)	67,133	546,463
Smartsheet, Inc. Class A (a)	27,875	1,097,160
Splunk, Inc. (a)	11,909	1,025,246

See accompanying notes to financial statements.
68

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sprinklr, Inc. Class A (a) (b)	122,224	$ 998,570
Sprout Social, Inc. Class A (a) (b)	17,570	992,002
SPS Commerce, Inc. (a)	7,890	1,013,313
Sumo Logic, Inc. (a)	124,711	1,010,159
Synopsys, Inc. (a)	3,190	1,018,535
Tyler Technologies, Inc. (a)	3,225	1,039,772
Unity Software, Inc. (a)	30,642	876,055
Verint Systems, Inc. (a) (b)	28,178	1,022,298
Vertex, Inc. Class A (a)	56,852	824,922
Workday, Inc. Class A (a)	6,129	1,025,566
Workiva, Inc. (a)	13,333	1,119,572
Yext, Inc. (a)	163,929	1,070,456
Zeta Global Holdings Corp. Class A (a) (b)	116,552	952,230
Zoom Video Communications, Inc. Class A (a)	14,408	975,998
		111,826,489
DATA PROCESSING & OUTSOURCED SERVICES — 21.5%
Affirm Holdings, Inc. (a) (b)	91,684	886,584
Automatic Data Processing, Inc.	4,043	965,711
AvidXchange Holdings, Inc. (a)	116,875	1,161,738
Block, Inc. (a)	16,093	1,011,284
Broadridge Financial Solutions, Inc.	7,318	981,563
Cass Information Systems, Inc.	11,184	512,451
Concentrix Corp.	8,461	1,126,667
Conduent, Inc. (a)	258,138	1,045,459
CSG Systems International, Inc.	18,397	1,052,308
Euronet Worldwide, Inc. (a)	11,473	1,082,822
EVERTEC, Inc.	32,673	1,057,952
Evo Payments, Inc. Class A (a)	30,779	1,041,561
ExlService Holdings, Inc. (a)	5,865	993,707
Fidelity National Information Services, Inc.	14,794	1,003,773
Fiserv, Inc. (a)	10,331	1,044,154
FleetCor Technologies, Inc. (a)	5,669	1,041,282
Flywire Corp. (a)	49,249	1,205,123
Genpact, Ltd.	23,264	1,077,589
Global Payments, Inc.	10,631	1,055,871
I3 Verticals, Inc. Class A (a)	42,363	1,031,115
International Money Express, Inc. (a)	49,505	1,206,437
Jack Henry & Associates, Inc.	5,727	1,005,432
Marqeta, Inc. Class A (a) (b)	156,575	956,673
Mastercard, Inc. Class A	2,980	1,036,235
MAXIMUS, Inc.	14,580	1,069,151
MoneyGram International, Inc. (a)	95,119	1,035,846
Paya Holdings, Inc. (a)	126,994	999,443
Paychex, Inc.	8,699	1,005,257
Payoneer Global, Inc. (a) (b)	188,344	1,030,242
Security Description	Shares	Value
PayPal Holdings, Inc. (a)	14,134	$ 1,006,624
Remitly Global, Inc. (a)	100,350	1,149,008
Repay Holdings Corp. (a)	128,034	1,030,674
Sabre Corp. (a) (b)	170,719	1,055,043
Shift4 Payments, Inc. Class A (a) (b)	21,055	1,177,606
SS&C Technologies Holdings, Inc.	20,095	1,046,146
TaskUS, Inc. Class A (a) (b)	58,737	992,655
Toast, Inc. Class A (a) (b)	53,870	971,276
TTEC Holdings, Inc.	22,633	998,794
Verra Mobility Corp. (a) (b)	72,503	1,002,717
Visa, Inc. Class A (b)	4,982	1,035,060
Western Union Co. (b)	74,369	1,024,061
WEX, Inc. (a)	6,536	1,069,616
		43,282,710
INTERACTIVE HOME ENTERTAINMENT — 2.7%
Activision Blizzard, Inc.	13,873	1,061,978
Electronic Arts, Inc.	8,336	1,018,492
Playstudios, Inc. (a)	85,226	330,677
Playtika Holding Corp. (a)	115,481	982,743
ROBLOX Corp. Class A (a) (b)	32,849	934,883
Take-Two Interactive Software, Inc. (a)	10,186	1,060,668
		5,389,441
IT CONSULTING & OTHER SERVICES — 5.5%
Accenture PLC Class A	3,608	962,759
Cognizant Technology Solutions Corp. Class A	17,824	1,019,355
DXC Technology Co. (a)	39,501	1,046,776
EPAM Systems, Inc. (a)	3,021	990,102
Gartner, Inc. (a)	3,026	1,017,160
Grid Dynamics Holdings, Inc. (a)	91,762	1,029,570
Hackett Group, Inc.	37,682	767,582
International Business Machines Corp.	7,068	995,810
Kyndryl Holdings, Inc. (a)	98,917	1,099,957
Perficient, Inc. (a)	14,335	1,001,013
Thoughtworks Holding, Inc. (a) (b)	110,093	1,121,848
		11,051,932
SYSTEMS SOFTWARE — 14.6%
A10 Networks, Inc.	55,717	926,574
Adeia, Inc.	101,626	963,414
Appian Corp. Class A (a)	27,617	899,210
CommVault Systems, Inc. (a)	16,198	1,017,882
Crowdstrike Holdings, Inc. Class A (a)	9,035	951,295
Dolby Laboratories, Inc. Class A	14,241	1,004,560
Fortinet, Inc. (a)	19,944	975,062

See accompanying notes to financial statements.
69

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Gen Digital, Inc.	45,858	$ 982,737
Gitlab, Inc. Class A (a) (b)	22,480	1,021,491
KnowBe4, Inc. Class A (a) (b)	41,971	1,040,041
Microsoft Corp.	4,237	1,016,117
N-Able, Inc. (a)	93,162	957,705
OneSpan, Inc. (a)	84,046	940,475
Oracle Corp.	13,059	1,067,443
Palo Alto Networks, Inc. (a)	6,540	912,592
Progress Software Corp.	20,110	1,014,550
Qualys, Inc. (a)	8,832	991,215
Rapid7, Inc. (a)	31,674	1,076,283
SentinelOne, Inc. Class A (a) (b)	67,640	986,868
ServiceNow, Inc. (a)	2,640	1,025,033
SolarWinds Corp. (a)	124,708	1,167,267
Tenable Holdings, Inc. (a)	27,268	1,040,274
Teradata Corp. (a)	30,850	1,038,411
UiPath, Inc. Class A (a) (b)	80,284	1,020,410
Varonis Systems, Inc. (a) (b)	49,100	1,175,454
VMware, Inc. Class A (a)	8,624	1,058,682
Xperi, Inc. (a)	99,300	854,976
Zscaler, Inc. (a)	8,870	992,553
Zuora, Inc. Class A (a)	175,027	1,113,172
		29,231,746
TOTAL COMMON STOCKS (Cost $302,140,380)		200,782,318
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	258,216	258,267
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	19,846,535	$ 19,846,535
TOTAL SHORT-TERM INVESTMENTS (Cost $20,104,821)		20,104,802
TOTAL INVESTMENTS — 109.9% (Cost $322,245,201)		220,887,120
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(19,850,833)
NET ASSETS — 100.0%		$ 201,036,287

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$200,782,318	$—	$—	$200,782,318
Short-Term Investments	20,104,802	—	—	20,104,802
TOTAL INVESTMENTS	$220,887,120	$—	$—	$220,887,120

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	200,793	$ 200,773	$ 9,522,958	$ 9,465,506	$52	$(10)	258,216	$ 258,267	$ 3,682
State Street Navigator Securities Lending Portfolio II	19,776,617	19,776,617	60,877,270	60,807,352	—	—	19,846,535	19,846,535	167,104
Total		$19,977,390	$70,400,228	$70,272,858	$52	$(10)		$20,104,802	$170,786
See accompanying notes to financial statements.
70

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 20.3%
Anterix, Inc. (a)	16,214	$ 521,604
Bandwidth, Inc. Class A (a)	44,993	1,032,589
Cogent Communications Holdings, Inc.	40,215	2,295,472
EchoStar Corp. Class A (a)	32,088	535,228
Globalstar, Inc. (a) (b)	1,033,542	1,374,611
Iridium Communications, Inc. (a)	45,829	2,355,611
Liberty Global PLC Class C (a)	117,591	2,284,793
Liberty Latin America, Ltd. Class C (a)	192,065	1,459,694
Lumen Technologies, Inc.	421,419	2,199,807
		14,059,409
COMMUNICATIONS EQUIPMENT — 58.0%
ADTRAN Holdings, Inc.	83,520	1,569,341
Arista Networks, Inc. (a)	18,128	2,199,833
Calix, Inc. (a)	31,826	2,177,853
Ciena Corp. (a)	45,561	2,322,700
Cisco Systems, Inc.	47,708	2,272,809
Clearfield, Inc. (a)	22,417	2,110,336
CommScope Holding Co., Inc. (a)	298,122	2,191,197
Comtech Telecommunications Corp.	12,299	149,310
Digi International, Inc. (a)	43,410	1,586,636
Extreme Networks, Inc. (a)	106,122	1,943,094
F5, Inc. (a)	15,457	2,218,234
Harmonic, Inc. (a)	170,630	2,235,253
Infinera Corp. (a) (b)	213,452	1,438,667
Juniper Networks, Inc.	71,492	2,284,884
Lumentum Holdings, Inc. (a)	42,525	2,218,529
Motorola Solutions, Inc.	8,711	2,244,912
NETGEAR, Inc. (a)	18,403	333,278
NetScout Systems, Inc. (a)	66,633	2,166,239
Ubiquiti, Inc. (b)	8,193	2,241,031
Viasat, Inc. (a)	64,945	2,055,509
Viavi Solutions, Inc. (a)	217,083	2,281,542
		40,241,187
INTEGRATED TELECOMMUNICATION SERVICES — 12.8%
AT&T, Inc.	121,213	2,231,531
ATN International, Inc.	5,478	248,208
Consolidated Communications Holdings, Inc. (a)	49,017	175,481
Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	93,303	$ 2,377,360
IDT Corp. Class B (a)	13,951	393,000
Radius Global Infrastructure, Inc. Class A (a)	84,983	1,004,499
Verizon Communications, Inc.	61,889	2,438,427
		8,868,506
WIRELESS TELECOMMUNICATION SERVICES — 8.8%
Gogo, Inc. (a)	93,351	1,377,861
Shenandoah Telecommunications Co.	20,152	320,014
Telephone & Data Systems, Inc.	201,901	2,117,941
T-Mobile US, Inc. (a)	16,328	2,285,920
		6,101,736
TOTAL COMMON STOCKS (Cost $77,606,840)		69,270,838
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	102,205	102,226
State Street Navigator Securities Lending Portfolio II (e) (f)	1,846,258	1,846,258
TOTAL SHORT-TERM INVESTMENTS (Cost $1,948,469)		1,948,484
TOTAL INVESTMENTS — 102.7% (Cost $79,555,309)		71,219,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(1,866,190)
NET ASSETS — 100.0%		$ 69,353,132

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
71

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$69,270,838	$—	$—	$69,270,838
Short-Term Investments	1,948,484	—	—	1,948,484
TOTAL INVESTMENTS	$71,219,322	$—	$—	$71,219,322

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	70,314	$ 70,307	$ 512,899	$ 481,027	$29	$18	102,205	$ 102,226	$ 1,824
State Street Navigator Securities Lending Portfolio II	2,190,959	2,190,959	10,125,707	10,470,408	—	—	1,846,258	1,846,258	19,681
Total		$2,261,266	$10,638,606	$10,951,435	$29	$18		$1,948,484	$21,505
See accompanying notes to financial statements.
72

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.5%
Air Transport Services Group, Inc. (a)	259,730	$ 6,747,785
Atlas Air Worldwide Holdings, Inc. (a)	88,792	8,950,234
C.H. Robinson Worldwide, Inc.	93,621	8,571,939
Expeditors International of Washington, Inc.	82,677	8,591,794
FedEx Corp.	51,788	8,969,682
Forward Air Corp.	84,081	8,819,256
GXO Logistics, Inc. (a)	205,831	8,786,925
Hub Group, Inc. Class A (a)	114,206	9,078,235
United Parcel Service, Inc. Class B	50,216	8,729,549
		77,245,399
AIRLINES — 25.5%
Alaska Air Group, Inc. (a)	200,300	8,600,882
Allegiant Travel Co. (a)	123,438	8,392,550
American Airlines Group, Inc. (a)	659,699	8,391,371
Delta Air Lines, Inc. (a)	264,119	8,678,950
Frontier Group Holdings, Inc. (a)	720,996	7,404,629
Hawaiian Holdings, Inc. (a)	649,565	6,664,537
JetBlue Airways Corp. (a)	1,202,934	7,795,012
Joby Aviation, Inc. (a) (b)	2,543,057	8,519,241
SkyWest, Inc. (a)	427,185	7,052,824
Southwest Airlines Co.	234,861	7,907,770
Spirit Airlines, Inc.	441,029	8,591,245
Sun Country Airlines Holdings, Inc. (a)	312,218	4,951,778
United Airlines Holdings, Inc. (a)	207,401	7,819,018
		100,769,807
MARINE — 9.2%
Eagle Bulk Shipping, Inc. (b)	175,951	8,786,993
Genco Shipping & Trading, Ltd.	607,194	9,326,500
Kirby Corp. (a)	139,734	8,991,883
Matson, Inc.	148,062	9,255,355
		36,360,731
RAILROADS — 6.7%
CSX Corp.	284,054	8,799,993
Norfolk Southern Corp.	36,588	9,016,015
Union Pacific Corp.	42,273	8,753,470
		26,569,478
TRUCKING — 39.0%
ArcBest Corp.	115,788	8,109,792
Avis Budget Group, Inc. (a)	48,885	8,013,718
Daseke, Inc. (a)	250,024	1,422,637
Heartland Express, Inc.	235,747	3,616,359
Hertz Global Holdings, Inc. (a) (b)	556,151	8,559,164
Security Description	Shares	Value
JB Hunt Transport Services, Inc.	50,129	$ 8,740,492
Knight-Swift Transportation Holdings, Inc.	162,928	8,539,056
Landstar System, Inc.	53,059	8,643,311
Lyft, Inc. Class A (a) (b)	815,145	8,982,898
Marten Transport, Ltd.	248,068	4,906,785
Old Dominion Freight Line, Inc.	30,552	8,670,047
RXO, Inc. (a)	509,809	8,768,715
Ryder System, Inc.	106,392	8,891,179
Saia, Inc. (a)	39,079	8,194,085
Schneider National, Inc. Class B	360,971	8,446,721
TuSimple Holdings, Inc. Class A (a)	5,129,877	8,412,998
Uber Technologies, Inc. (a)	336,200	8,314,226
U-Haul Holding Co. (b)	138,700	8,348,353
Werner Enterprises, Inc.	207,983	8,373,396
XPO, Inc. (a)	246,891	8,219,001
		154,172,933
TOTAL COMMON STOCKS (Cost $537,833,337)		395,118,348
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	493,022	493,121
State Street Navigator Securities Lending Portfolio II (e) (f)	17,083,071	17,083,071
TOTAL SHORT-TERM INVESTMENTS (Cost $17,576,185)		17,576,192
TOTAL INVESTMENTS — 104.3% (Cost $555,409,522)		412,694,540
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(17,017,386)
NET ASSETS — 100.0%		$ 395,677,154

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
73

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 395,118,348	$—	$—	$ 395,118,348
Short-Term Investments	17,576,192	—	—	17,576,192
TOTAL INVESTMENTS	$412,694,540	$—	$—	$412,694,540

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	664,939	$ 664,873	$ 5,156,442	$ 5,328,366	$165	$ 7	493,022	$ 493,121	$ 7,840
State Street Navigator Securities Lending Portfolio II	25,267,386	25,267,386	138,743,550	146,927,865	—	—	17,083,071	17,083,071	221,068
Total		$25,932,259	$143,899,992	$152,256,231	$165	$ 7		$17,576,192	$228,908
See accompanying notes to financial statements.
74

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.7%
Lockheed Martin Corp.	2,300	$ 1,118,927
Northrop Grumman Corp.	1,784	973,368
Raytheon Technologies Corp.	12,000	1,211,040
Textron, Inc.	2,000	141,600
		3,444,935
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,300	119,028
United Parcel Service, Inc. Class B	8,700	1,512,408
		1,631,436
AIRLINES — 0.1%
Delta Air Lines, Inc. (a)	1,600	52,576
Southwest Airlines Co.	1,600	53,872
		106,448
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	3,900	363,207
BorgWarner, Inc.	2,700	108,675
		471,882
AUTOMOBILES — 0.7%
Ford Motor Co.	67,500	785,025
General Motors Co.	19,000	639,160
Rivian Automotive, Inc. Class A (a)	2,600	47,918
		1,472,103
BANKS — 6.6%
Bank of America Corp.	97,500	3,229,200
Citigroup, Inc.	24,200	1,094,566
Citizens Financial Group, Inc.	5,800	228,346
Fifth Third Bancorp	8,200	269,042
First Republic Bank	1,900	231,591
JPMorgan Chase & Co.	32,300	4,331,430
KeyCorp.	10,800	188,136
M&T Bank Corp.	1,900	275,614
PNC Financial Services Group, Inc.	4,800	758,112
Regions Financial Corp.	10,700	230,692
US Bancorp	15,583	679,575
Webster Financial Corp.	2,000	94,680
Wells Fargo & Co.	43,060	1,777,947
		13,388,931
BEVERAGES — 2.8%
Brown-Forman Corp. Class B	3,100	203,608
Coca-Cola Co.	46,997	2,989,479
Keurig Dr. Pepper, Inc.	5,800	206,828
PepsiCo, Inc.	12,200	2,204,052
		5,603,967
BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	19,300	3,119,073
Amgen, Inc.	5,400	1,418,256
Gilead Sciences, Inc.	14,448	1,240,361
Seagen, Inc. (a)	1,500	192,765
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	2,900	$ 837,462
		6,807,917
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	1,100	62,964
Owens Corning	900	76,770
Trane Technologies PLC	2,500	420,225
		559,959
CAPITAL MARKETS — 1.5%
Bank of New York Mellon Corp.	9,514	433,077
FactSet Research Systems, Inc.	427	171,317
Franklin Resources, Inc.	2,908	76,713
Moody's Corp.	2,127	592,625
Nasdaq, Inc.	3,300	202,455
S&P Global, Inc.	3,100	1,038,314
State Street Corp.	3,800	294,766
T Rowe Price Group, Inc.	2,100	229,026
		3,038,293
CHEMICALS — 2.0%
Albemarle Corp.	1,000	216,860
Celanese Corp.	1,365	139,557
CF Industries Holdings, Inc.	1,800	153,360
Corteva, Inc.	7,400	434,972
DuPont de Nemours, Inc.	5,500	377,465
Ecolab, Inc.	3,000	436,680
FMC Corp.	2,061	257,213
International Flavors & Fragrances, Inc.	2,400	251,616
Linde PLC	4,200	1,369,956
Mosaic Co.	3,000	131,610
PPG Industries, Inc.	2,900	364,646
		4,133,935
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Republic Services, Inc.	3,033	391,227
Waste Management, Inc.	3,500	549,080
		940,307
COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	103,800	4,945,032
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	3,700	90,465
American Express Co.	8,300	1,226,325
Capital One Financial Corp.	4,000	371,840
Discover Financial Services	2,500	244,575
Synchrony Financial	5,600	184,016
		2,117,221
CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	800	144,800
Ball Corp.	2,700	138,078
International Paper Co.	3,100	107,353
Sealed Air Corp.	1,730	86,292
Westrock Co.	3,300	116,028
		592,551

See accompanying notes to financial statements.
75

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.1%
LKQ Corp.	3,000	$ 160,230
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	70,300	1,294,223
Liberty Global PLC Class C (a)	2,300	44,689
Lumen Technologies, Inc.	8,200	42,804
Verizon Communications, Inc.	63,000	2,482,200
		3,863,916
ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	6,400	607,680
Duke Energy Corp.	10,800	1,112,292
Entergy Corp.	2,200	247,500
Eversource Energy	3,300	276,672
Exelon Corp.	14,500	626,835
FirstEnergy Corp.	5,100	213,894
NRG Energy, Inc.	2,829	90,019
PG&E Corp. (a)	14,200	230,892
PPL Corp.	10,800	315,576
		3,721,360
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	5,311	833,561
Rockwell Automation, Inc.	1,400	360,598
		1,194,159
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Keysight Technologies, Inc. (a)	4,400	752,708
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	11,900	351,407
Schlumberger, Ltd.	15,400	823,284
		1,174,691
ENTERTAINMENT — 1.5%
Electronic Arts, Inc.	3,700	452,066
Netflix, Inc. (a)	7,766	2,290,038
Warner Bros Discovery, Inc. (a)	29,648	281,063
		3,023,167
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	2,007	292,360
American Homes 4 Rent Class A REIT	3,300	99,462
AvalonBay Communities, Inc. REIT	1,900	306,888
Boston Properties, Inc. REIT	1,500	101,370
Camden Property Trust REIT	1,300	145,444
Digital Realty Trust, Inc. REIT	3,200	320,864
Equinix, Inc. REIT	769	503,718
Extra Space Storage, Inc. REIT	1,300	191,334
Gaming and Leisure Properties, Inc. REIT	3,000	156,270
Healthpeak Properties, Inc. REIT	6,400	160,448
Host Hotels & Resorts, Inc. REIT	9,600	154,080
Invitation Homes, Inc. REIT	6,700	198,588
Iron Mountain, Inc. REIT	2,600	129,610
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	1,300	$ 204,087
Public Storage REIT	1,800	504,342
Realty Income Corp. REIT	8,200	520,126
Regency Centers Corp. REIT	2,100	131,250
Sun Communities, Inc. REIT	1,500	214,500
Ventas, Inc. REIT	5,100	229,755
Welltower, Inc. REIT	6,600	432,630
Weyerhaeuser Co. REIT	8,178	253,518
		5,250,644
FOOD & STAPLES RETAILING — 0.3%
Kroger Co.	8,419	375,319
Walgreens Boots Alliance, Inc.	9,000	336,240
		711,559
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	6,800	631,380
Campbell Soup Co.	1,700	96,475
Conagra Brands, Inc.	4,500	174,150
General Mills, Inc.	4,200	352,170
Hershey Co.	1,500	347,355
Hormel Foods Corp.	3,400	154,870
JM Smucker Co.	1,000	158,460
Kraft Heinz Co.	5,200	211,692
McCormick & Co., Inc.	2,700	223,803
Tyson Foods, Inc. Class A	2,700	168,075
		2,518,430
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	21,700	2,382,443
Baxter International, Inc.	6,200	316,014
Becton Dickinson & Co.	2,900	737,470
Boston Scientific Corp. (a)	17,200	795,844
Hologic, Inc. (a)	2,900	216,949
Insulet Corp. (a)	725	213,433
Intuitive Surgical, Inc. (a)	4,600	1,220,610
Medtronic PLC	13,500	1,049,220
Stryker Corp.	4,200	1,026,858
		7,958,841
HEALTH CARE PROVIDERS & SERVICES — 5.6%
AmerisourceBergen Corp.	1,700	281,707
Cardinal Health, Inc.	3,400	261,358
Cigna Corp.	3,590	1,189,510
DaVita, Inc. (a)	600	44,802
Elevance Health, Inc.	2,900	1,487,613
HCA Healthcare, Inc.	2,500	599,900
Humana, Inc.	1,500	768,285
McKesson Corp.	1,900	712,728
Quest Diagnostics, Inc.	1,400	219,016
UnitedHealth Group, Inc.	10,821	5,737,078
		11,301,997
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	1,700	274,346
HOTELS, RESTAURANTS & LEISURE — 2.9%
Airbnb, Inc. Class A (a)	6,000	513,000

See accompanying notes to financial statements.
76

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aramark	2,107	$ 87,103
Booking Holdings, Inc. (a)	448	902,845
Carnival Corp. (a)	8,200	66,092
Chipotle Mexican Grill, Inc. (a)	444	616,046
Expedia Group, Inc. (a)	1,838	161,009
Hilton Worldwide Holdings, Inc.	2,900	366,444
Las Vegas Sands Corp. (a)	4,200	201,894
Marriott International, Inc. Class A	3,000	446,670
MGM Resorts International	5,200	174,356
Royal Caribbean Cruises, Ltd. (a)	2,300	113,689
Starbucks Corp.	20,390	2,022,688
Vail Resorts, Inc.	315	75,080
Wynn Resorts, Ltd. (a)	1,600	131,952
		5,878,868
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	2,900	258,506
Newell Brands, Inc.	6,300	82,404
Whirlpool Corp.	800	113,168
		454,078
HOUSEHOLD PRODUCTS — 2.0%
Clorox Co.	1,520	213,302
Colgate-Palmolive Co.	9,900	780,021
Kimberly-Clark Corp.	3,600	488,700
Procter & Gamble Co.	16,400	2,485,584
		3,967,607
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	7,904	227,319
Vistra Corp.	3,645	84,564
		311,883
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	6,100	731,512
Honeywell International, Inc.	6,500	1,392,950
		2,124,462
INSURANCE — 1.8%
Aon PLC Class A	2,400	720,336
Assurant, Inc.	600	75,036
Hartford Financial Services Group, Inc.	3,775	286,258
MetLife, Inc.	7,443	538,650
Principal Financial Group, Inc.	2,843	238,584
Progressive Corp.	7,080	918,347
Prudential Financial, Inc.	4,247	422,407
Travelers Cos., Inc.	2,800	524,972
		3,724,590
INTERACTIVE MEDIA & SERVICES — 2.2%
Match Group, Inc. (a)	4,600	190,854
Meta Platforms, Inc. Class A (a)	33,200	3,995,288
Pinterest, Inc. Class A (a)	8,600	208,808
Snap, Inc. Class A (a)	16,080	143,916
		4,538,866
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.5%
eBay, Inc.	8,829	$ 366,139
Etsy, Inc. (a)	2,196	263,037
MercadoLibre, Inc. (a)	400	338,496
		967,672
IT SERVICES — 10.5%
Accenture PLC Class A	18,100	4,829,804
Automatic Data Processing, Inc.	11,600	2,770,776
Block, Inc. (a)	13,010	817,548
Cognizant Technology Solutions Corp. Class A	12,200	697,718
Paychex, Inc.	9,303	1,075,055
PayPal Holdings, Inc. (a)	26,500	1,887,330
Visa, Inc. Class A	44,059	9,153,698
Western Union Co.	9,500	130,815
		21,362,744
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,312	141,055
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	3,500	523,775
Charles River Laboratories International, Inc. (a)	651	141,853
Illumina, Inc. (a)	2,052	414,915
IQVIA Holdings, Inc. (a)	1,900	389,291
Thermo Fisher Scientific, Inc.	4,425	2,436,803
Waters Corp. (a)	633	216,853
		4,123,490
MACHINERY — 1.8%
Caterpillar, Inc.	6,850	1,640,986
Cummins, Inc.	1,601	387,906
Fortive Corp.	3,870	248,648
Illinois Tool Works, Inc.	3,422	753,867
Otis Worldwide Corp.	4,700	368,057
Pentair PLC	1,594	71,698
Stanley Black & Decker, Inc.	1,394	104,717
		3,575,879
MEDIA — 1.6%
Charter Communications, Inc. Class A (a)	1,500	508,650
Comcast Corp. Class A	55,900	1,954,823
Fox Corp. Class A	2,600	78,962
Fox Corp. Class B	1,200	34,140
Interpublic Group of Cos., Inc.	4,987	166,117
News Corp. Class A	5,300	96,460
Omnicom Group, Inc.	1,800	146,826
Paramount Global Class B	10,705	180,700
		3,166,678
METALS & MINING — 0.3%
Alcoa Corp.	1,843	83,801
Newmont Corp.	12,314	581,221
		665,022

See accompanying notes to financial statements.
77

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	5,548	$ 116,952
MULTI-UTILITIES — 0.9%
CMS Energy Corp.	3,400	215,322
Consolidated Edison, Inc.	3,900	371,709
Dominion Energy, Inc.	7,500	459,900
DTE Energy Co.	2,900	340,837
NiSource, Inc.	4,100	112,422
Public Service Enterprise Group, Inc.	5,071	310,700
		1,810,890
MULTILINE RETAIL — 1.3%
Dollar General Corp.	3,742	921,468
Dollar Tree, Inc. (a)	3,100	438,464
Target Corp.	8,300	1,237,032
		2,596,964
OIL, GAS & CONSUMABLE FUELS — 4.6%
APA Corp.	5,000	233,400
Cheniere Energy, Inc.	3,000	449,880
Chevron Corp.	19,700	3,535,953
ConocoPhillips	16,000	1,888,000
Diamondback Energy, Inc.	1,800	246,204
EQT Corp.	3,873	131,024
Hess Corp.	3,000	425,460
Marathon Oil Corp.	6,994	189,327
Marathon Petroleum Corp.	4,900	570,311
Ovintiv, Inc.	2,873	145,690
Phillips 66	4,663	485,325
Pioneer Natural Resources Co.	2,278	520,272
Williams Cos., Inc.	15,700	516,530
		9,337,376
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	2,599	644,838
PHARMACEUTICALS — 0.4%
Zoetis, Inc.	6,100	893,955
PROFESSIONAL SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.	1,693	176,952
Jacobs Solutions, Inc.	1,500	180,105
Leidos Holdings, Inc.	1,300	136,747
TransUnion	1,700	96,475
Verisk Analytics, Inc.	2,000	352,840
		943,119
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,900	223,184
Zillow Group, Inc. Class C (a) (b)	1,768	56,947
		280,131
ROAD & RAIL — 1.2%
Norfolk Southern Corp.	3,100	763,902
Uber Technologies, Inc. (a)	18,176	449,492
Security Description	Shares	Value
Union Pacific Corp.	6,000	$ 1,242,420
		2,455,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Micron Technology, Inc.	24,200	1,209,516
SOFTWARE — 7.5%
Ceridian HCM Holding, Inc. (a)	3,764	241,461
Gen Digital, Inc.	13,458	288,405
Intuit, Inc.	6,869	2,673,552
Microsoft Corp.	38,500	9,233,070
ServiceNow, Inc. (a)	4,600	1,786,042
Tyler Technologies, Inc. (a)	1,000	322,410
Workday, Inc. Class A (a)	4,600	769,718
		15,314,658
SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	700	102,921
AutoZone, Inc. (a)	200	493,236
Bath & Body Works, Inc.	4,201	177,030
Best Buy Co., Inc.	3,600	288,756
Burlington Stores, Inc. (a)	1,100	223,036
Lowe's Cos., Inc.	8,151	1,624,005
TJX Cos., Inc.	21,148	1,683,381
Tractor Supply Co.	2,070	465,688
Ulta Beauty, Inc. (a)	910	426,854
		5,484,907
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	61,400	7,977,702
HP, Inc.	27,180	730,327
Western Digital Corp. (a)	7,800	246,090
		8,954,119
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Lululemon Athletica, Inc. (a)	2,033	651,333
NIKE, Inc. Class B	21,500	2,515,715
		3,167,048
TOBACCO — 0.4%
Altria Group, Inc.	17,700	809,067
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson PLC	2,100	266,637
W.W. Grainger, Inc.	543	302,044
		568,681
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	1,700	259,114
Essential Utilities, Inc.	2,300	109,779
		368,893
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile US, Inc. (a)	6,200	868,000
TOTAL COMMON STOCKS (Cost $200,396,656)		201,988,787

See accompanying notes to financial statements.
78

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	868,588	$ 868,761
State Street Navigator Securities Lending Portfolio II (e) (f)	52,105	52,105
TOTAL SHORT-TERM INVESTMENTS (Cost $920,743)		920,866
TOTAL INVESTMENTS — 99.9% (Cost $201,317,399)		202,909,653
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		134,202
NET ASSETS — 100.0%		$ 203,043,855

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	5	03/17/2023	$1,000,620	$965,250	$(35,370)

During the period ended December 31, 2022, average notional value related to futures contracts was $956,354.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$201,988,787	$—	$—	$201,988,787
Short-Term Investments	920,866	—	—	920,866
TOTAL INVESTMENTS	$202,909,653	$—	$—	$202,909,653
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(35,370)	—	—	(35,370)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (35,370)	$—	$—	$ (35,370)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	—	$ —	$ 305,737	$ —	$ —	$(10,971)	3,800	$ 294,766	$ 2,394
State Street Institutional Liquid Reserves Fund, Premier Class	565,952	565,896	4,598,581	4,296,103	263	124	868,588	868,761	—
State Street Navigator Securities Lending Portfolio II	2,005,281	2,005,281	21,142,927	23,096,103	—	—	52,105	52,105	12,438
Total		$2,571,177	$26,047,245	$27,392,206	$263	$(10,847)		$1,215,632	$14,832
See accompanying notes to financial statements.
79

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.5%
BANKS — 42.5%
Bank of America Corp.:
3 Month USD LIBOR + 0.50%, 5.18%, 1/30/2023 (a)	$ 91,203	$ 1,721,913
3 Month USD LIBOR + 0.65%, 5.39%, 1/30/2023 (a)	64,666	1,231,241
3 Month USD LIBOR + 0.35%, 4.96%, 2/15/2023 (a) (b)	68,625	1,255,838
6.00%, 5/16/2023 (b)	294,971	7,055,706
5.88%, 7/24/2023	184,705	4,285,156
3 Month USD LIBOR + 1.33%, 6.45%, 12/15/2066 (a)	229,424	5,703,481
5.38%, 6/25/2024	304,478	6,375,769
5.00%, 9/17/2024	283,330	5,510,768
4.38%, 11/3/2025	237,913	4,175,373
4.13%, 2/2/2026	197,902	3,304,963
4.25%, 11/17/2026	281,172	4,765,865
4.75%, 2/17/2027	151,398	2,847,796
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 10.78%, 10/30/2040 (a)	1,381,403	39,231,845
Fifth Third Bancorp:
3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (a)	277,100	6,794,492
4.95%, 9/30/2024	154,203	3,065,556
First Republic Bank:
5.50%, 6/30/2023	184,920	3,920,304
4.70%, 12/31/2024	243,412	4,515,293
4.13%, 10/30/2025	308,036	4,928,576
4.25%, 3/30/2026	460,207	7,561,201
4.00%, 8/30/2026	461,774	7,235,999
4.50%, 12/31/2026 (b)	455,577	7,863,259
Huntington Bancshares, Inc. 4.50%, 4/15/2026	308,004	5,223,748
JPMorgan Chase & Co.:
5.75%, 12/1/2023 (b)	409,455	9,577,152
6.00%, 3/1/2024	446,569	11,057,048
4.75%, 12/1/2024 (b)	217,249	4,184,216
4.55%, 6/1/2026	362,078	6,738,272
4.63%, 6/1/2026	446,569	8,413,360
4.20%, 9/1/2026	482,775	8,424,424
KeyCorp:
3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (a)	307,866	7,136,334
5.65%, 12/15/2023	261,781	5,439,809
5.63%, 9/15/2024	277,168	5,754,008
5 Year CMT + 3.13%, 6.20%, 12/15/2027 (a)	369,340	9,059,910
Security Description	Shares	Value
Morgan Stanley:
3 Month USD LIBOR + 0.70%, 4.78%, 1/30/2023 (a)	$ 318,129	$ 6,025,363
3 Month USD LIBOR + 3.94%, 6.88%, 1/15/2024 (a)	245,824	6,140,684
3 Month USD LIBOR + 3.71%, 6.38%, 10/15/2024 (a) (b)	289,146	7,014,682
3 Month USD LIBOR + 4.32%, 7.13%, 10/15/2023 (a)	249,428	6,273,114
3 Month USD LIBOR + 3.49%, 5.85%, 4/15/2027 (a)	289,163	6,653,641
4.88%, 1/15/2025 (b)	146,300	2,887,962
4.25%, 1/15/2027	375,924	6,458,374
6.50%, 10/15/2027	289,133	7,300,608
Northern Trust Corp. 4.70%, 1/1/2025	246,446	4,879,631
Regions Financial Corp.:
3 Month USD LIBOR + 3.54%, 6.38%, 9/15/2024 (a) (b)	307,853	7,385,393
3 Month USD LIBOR + 3.15%, 5.70%, 5/15/2029 (a)	307,876	7,013,415
4.45%, 6/15/2026	246,504	4,299,030
State Street Corp.:
3 Month USD LIBOR + 3.11%, 5.90%, 3/15/2024 (a)	461,579	11,124,054
3 Month USD LIBOR + 3.71%, 5.35%, 3/15/2026 (a) (b)	307,856	7,237,695
SVB Financial Group 5.25%, 2/15/2025	215,774	3,700,524
Truist Financial Corp.:
5.25%, 6/1/2025	354,017	7,544,102
4.75%, 9/1/2025	569,282	10,867,593
US Bancorp:
3 Month USD LIBOR + 0.60%, 4.68%, 1/30/2023 (a)	615,431	11,323,930
5.50%, 10/15/2023	353,994	7,897,606
3.75%, 1/15/2026	308,055	4,774,853
4.00%, 4/15/2026	461,755	7,498,901
4.50%, 4/15/2027	277,223	5,081,498
Wells Fargo & Co.:
3 Month USD LIBOR + 3.69%, 6.63%, 3/15/2024 (a)	237,893	5,883,094
3 Month USD LIBOR + 3.09%, 5.85%, 9/15/2023 (a)	488,181	11,233,045
5.63%, 3/15/2023	195,413	4,258,049
4.75%, 3/15/2025	569,575	10,434,614

See accompanying notes to financial statements.
80

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
4.70%, 12/15/2025	$ 333,187	$ 6,127,309
4.38%, 3/15/2026	299,423	5,099,174
4.25%, 9/15/2026	354,008	5,830,512
		412,607,125
DIVERSIFIED FINANCIAL SERVICES — 8.9%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	184,911	3,842,451
4.75%, 9/30/2060	169,368	2,848,770
Apollo Asset Management, Inc.:
6.38%, 1/30/2023	169,528	3,702,491
6.38%, 3/15/2023	184,898	4,010,438
Brookfield Finance, Inc. 4.63%, 10/16/2080	246,572	3,747,894
Capital One Financial Corp.:
5.00%, 12/1/2024	922,874	16,611,732
4.80%, 6/1/2025	769,168	13,383,523
4.38%, 9/1/2026	415,654	6,617,212
4.25%, 9/1/2026 (b)	261,944	4,083,707
Carlyle Finance LLC 4.63%, 5/15/2061	308,047	4,987,281
Charles Schwab Corp.:
5.95%, 3/1/2023	461,576	10,888,578
4.45%, 6/1/2026	369,457	6,834,954
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	308,021	5,159,352
		86,718,383
ELECTRIC — 12.2%
BIP Bermuda Holdings I, Ltd. 5.13%, 1/21/2027	185,056	2,997,907
Brookfield BRP Holdings Canada, Inc. 4.88%, 12/9/2026 (b)	160,127	2,304,228
Brookfield BRP Holdings, Inc. 4.63%, 4/30/2026 (b)	215,901	2,994,547
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	153,970	2,369,598
CMS Energy Corp.:
5.88%, 10/15/2078	172,601	3,828,290
5.88%, 3/1/2079	387,822	8,687,213
DTE Energy Co.:
5.25%, 12/1/2077	246,407	5,223,828
4.38%, 12/1/2081	172,445	3,009,165
Duke Energy Corp.:
5.63%, 9/15/2078	307,872	7,019,482
5.75%, 6/15/2024	615,308	14,392,054
Entergy Arkansas LLC 4.88%, 9/1/2066 (b)	252,587	5,076,999
Entergy Louisiana LLC 4.88%, 9/1/2066	166,504	3,375,036
Entergy Mississippi LLC 4.90%, 10/1/2066	160,347	3,266,268
Security Description	Shares	Value
Georgia Power Co. 5.00%, 10/1/2077 (b)	$ 166,445	$ 3,916,451
National Rural Utilities Cooperative Finance Corp. 5.50%, 5/15/2064 (b)	154,145	3,711,812
NextEra Energy Capital Holdings, Inc. 5.65%, 3/1/2079	423,157	9,673,369
Sempra Energy 5.75%, 7/1/2079	466,230	10,084,555
Southern Co.:
5.25%, 12/1/2077	277,150	5,870,037
4.95%, 1/30/2080 (b)	615,392	12,086,299
4.20%, 10/15/2060	461,727	8,010,963
		117,898,101
GAS — 1.1%
NiSource, Inc. 5 Year CMT + 3.63% 6.50%, 3/15/2024 (a)	307,860	7,477,919
Spire, Inc. 5.90%, 8/15/2024	154,150	3,480,707
		10,958,626
INSURANCE — 25.1%
AEGON Funding Co. LLC 5.10%, 12/15/2049	569,290	10,850,667
Allstate Corp.:
3 Month USD LIBOR + 3.17%, 5.10%, 1/15/2053 (a) (b)	307,851	7,631,626
5.63%, 4/15/2023	353,991	7,692,224
5.10%, 10/15/2024	707,608	14,017,715
4.75%, 1/15/2025	184,959	3,701,030
Arch Capital Group, Ltd.:
5.45%, 1/30/2023	203,394	4,128,898
4.55%, 6/11/2026	307,982	5,318,849
Assurant, Inc. 5.25%, 1/15/2061	154,196	3,113,217
Athene Holding, Ltd Zero Coupon, 12/30/2027	309,437	7,964,908
Athene Holding, Ltd.:
3 month USD LIBOR + 4.25%, 6.35%, 6/30/2029 (a)	530,802	11,385,703
5.63%, 9/30/2024	212,636	4,225,077
5 Year CMT + 5.97%, 6.38%, 6/30/2025 (a)	369,348	8,842,191
4.88%, 12/30/2025 (b)	354,140	6,034,546
Axis Capital Holdings, Ltd. 5.50%, 1/30/2023	338,676	6,638,050
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	230,996	5,814,169
6.60%, 3/25/2024	261,760	5,758,720
6.75%, 6/25/2025	247,909	5,706,865
5.38%, 12/25/2025	354,120	6,165,229
4.63%, 12/25/2026 (b)	215,860	3,281,072

See accompanying notes to financial statements.
81

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Equitable Holdings, Inc.:
5.25%, 12/15/2024	$ 492,419	$ 9,262,401
4.30%, 3/15/2026	185,020	3,273,004
Globe Life, Inc. 4.25%, 6/15/2061	200,376	3,586,730
Hartford Financial Services Group, Inc. 6.00%, 11/15/2023 (b)	212,535	5,351,631
Lincoln National Corp. 9.00%, 12/1/2027	309,407	8,437,529
MetLife, Inc.:
3 Month USD LIBOR + 1.00%, 5.75%, 1/30/2023 (a)	369,392	8,023,194
5.63%, 6/15/2023	495,417	11,404,499
4.75%, 3/15/2025	615,395	12,030,972
Prudential Financial, Inc.:
5.63%, 8/15/2058	347,827	8,514,805
4.13%, 9/1/2060 (b)	307,971	5,589,674
5.95%, 9/1/2062 (b)	184,871	4,477,576
Reinsurance Group of America, Inc.:
3 Month USD LIBOR + 4.04%, 5.75%, 6/15/2056 (a) (b)	246,372	5,696,121
5 year CMT + 3.46%, 7.13%, 10/15/2052 (a)	430,803	11,179,338
RenaissanceRe Holdings, Ltd.:
5.75%, 6/30/2023	154,177	3,339,474
4.20%, 7/15/2026	308,035	4,999,408
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	184,902	4,029,015
W R Berkley Corp. 4.25%, 9/30/2060	154,765	2,866,248
WR Berkley Corp. 5.10%, 12/30/2059	184,941	3,750,604
		244,082,979
PIPELINES — 0.9%
Enbridge, Inc. 3 Month USD LIBOR + 3.59% 6.38%, 4/15/2078 (a)	369,345	9,012,018
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Digital Realty Trust, Inc. 5.20%, 10/10/2024	212,622	4,297,091
Kimco Realty Corp. 5.25%, 1/30/2023	161,717	3,290,941
Public Storage:
5.15%, 1/30/2023	172,634	3,639,125
5.05%, 1/30/2023	184,933	4,000,101
5.60%, 3/11/2024	175,670	4,091,354
4.88%, 9/12/2024 (b)	194,951	3,928,263
4.70%, 11/15/2024	159,360	3,075,648
Security Description	Shares	Value
4.63%, 6/17/2025	$ 347,929	$ 6,648,923
3.88%, 10/6/2025	173,986	2,830,752
4.00%, 6/16/2026	371,837	6,183,649
4.00%, 11/19/2026	268,079	4,476,919
4.10%, 1/13/2027	153,970	2,629,808
		49,092,574
SAVINGS & LOANS — 0.3%
Washington Federal, Inc. 4.88%, 4/15/2026	185,018	3,265,568
SOVEREIGN — 0.4%
Tennessee Valley Authority 30 Year CMT + 0.94% 2.13%, 6/1/2028 (a)	157,889	3,498,820
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
5.35%, 11/1/2066	813,642	17,639,758
5.63%, 8/1/2067	507,708	11,524,972
		29,164,730
TOTAL PREFERRED STOCKS (Cost $1,212,316,419)		966,298,924
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c) (d)	3,418,869	3,419,552
State Street Navigator Securities Lending Portfolio II (e) (f)	45,782,750	45,782,750
TOTAL SHORT-TERM INVESTMENTS (Cost $49,202,554)		49,202,302
TOTAL INVESTMENTS — 104.6% (Cost $1,261,518,973)		1,015,501,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(44,199,673)
NET ASSETS — 100.0%		$ 971,301,553
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.

See accompanying notes to financial statements.
82

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$ 966,298,924	$—	$—	$ 966,298,924
Short-Term Investments	49,202,302	—	—	49,202,302
TOTAL INVESTMENTS	$1,015,501,226	$—	$—	$1,015,501,226

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
Apollo Asset Management, Inc.	343,313	$ 8,432,063	$ 1,208,721	$ 923,274	$ (43,822)	$ —*	—	$ —*	$ 279,189
Athene Holding, Ltd.	1,419,594	32,483,230	12,742,170	3,672,318	(242,778)	—*	—	—*	1,068,304
Bank of America Corp.	2,182,321	46,338,380	6,021,059	6,457,686	(552,334)	—*	—	—*	1,528,522
Brighthouse Financial, Inc.	1,042,817	22,004,930	4,030,745	3,077,381	(242,681)	—*	—	—*	960,819
Capital One Financial Corp.	2,297,375	44,183,755	6,283,969	4,979,771	(615,832)	—*	—	—*	1,375,785
First Republic Bank	2,048,094	37,694,257	5,484,136	4,288,164	(603,476)	—*	—	—*	1,145,580
Morgan Stanley	2,252,737	50,940,909	14,345,580	14,342,799	(1,812,313)	—*	—	—*	1,588,177
Public Storage	2,134,550	44,988,797	6,228,158	4,941,599	(488,779)	—*	—	—*	1,238,598
State Street Corp.	745,589	18,551,746	2,710,923	2,128,220	(64,393)	(708,307)	769,435	18,361,749	539,461
State Street Institutional Liquid Reserves Fund, Premier Class	7,520,438	7,519,686	66,602,876	70,707,731	4,786	(65)	3,418,869	3,419,552	134,689
State Street Navigator Securities Lending Portfolio II	91,699,346	91,699,346	126,293,146	172,209,742	—	—	45,782,750	45,782,750	830,309
US Bancorp	1,953,967	38,833,368	5,500,740	4,267,189	(432,509)	—*	—	—*	1,081,494
Wells Fargo & Co.	2,511,120	52,223,132	7,179,668	7,851,173	(976,495)	—*	—	—*	1,596,199
Total		$495,893,599	$264,631,891	$299,847,047	$(6,070,626)	$(708,372)		$67,564,051	$13,367,126
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2022.
*	As of December 31, 2022, no longer an affiliate.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 98,043,956	$100,745,221	$901,530,382
Investments in affiliated issuers, at value	9,459,776	1,813,358	1,729,206
Total Investments	107,503,732	102,558,579	903,259,588
Foreign currency, at value	—	60,287	—
Net cash at broker	—	29,260	—
Cash	39	10,922	4,939
Receivable for investments sold	1,002,185	—	—
Receivable for fund shares sold	—	—	19,299
Dividends receivable — unaffiliated issuers	21,051	152,536	705,157
Dividends receivable — affiliated issuers	384	891	4,949
Securities lending income receivable — unaffiliated issuers	633	221	33
Securities lending income receivable — affiliated issuers	8,809	503	497
Receivable for foreign taxes recoverable	—	71,741	—
TOTAL ASSETS	108,536,833	102,884,940	903,994,462
LIABILITIES
Payable upon return of securities loaned	9,349,456	1,681,736	346,556
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	1,002,626	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	11,674	—
Deferred foreign taxes payable	—	23,775	—
Advisory fee payable	38,716	43,357	115,373
Trustees’ fees and expenses payable	159	—	—
TOTAL LIABILITIES	10,390,957	1,760,542	461,929
NET ASSETS	$ 98,145,876	$101,124,398	$903,532,533
NET ASSETS CONSIST OF:
Paid-in Capital	$ 263,426,562	$104,080,697	$924,853,795
Total distributable earnings (loss)**	(165,280,686)	(2,956,299)	(21,321,262)
NET ASSETS	$ 98,145,876	$101,124,398	$903,532,533
NET ASSET VALUE PER SHARE
Net asset value per share	$ 100.15	$ 101.08	$ 110.32
Shares outstanding (unlimited amount authorized, $0.01 par value)	980,000	1,000,464	8,190,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 145,276,505	$ 89,244,843	$872,894,894
Investments in affiliated issuers	9,459,766	1,813,358	1,704,870
Total cost of investments	$ 154,736,271	$ 91,058,201	$874,599,764
Foreign currency, at cost	$ —	$ 60,585	$ —
* Includes investments in securities on loan, at value	$ 12,897,610	$ 2,049,505	$ 369,754
** Includes deferred foreign taxes	$ —	$ 23,775	$ —
See accompanying notes to financial statements.
84

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 362,773,613	$1,206,097,764	$ 98,418,419	$ 386,139,996	$ 111,866,562	$ 517,067,335
590,586	2,535,691	5,211,809	11,955,875	7,239,148	10,873,554
363,364,199	1,208,633,455	103,630,228	398,095,871	119,105,710	527,940,889
—	—	—	—	—	—
—	176,314	—	—	—	—
—	6,121	117	140	—	62
—	—	—	—	—	—
—	—	—	—	—	—
121,272	1,058,188	112,562	169,933	31,766	477,866
1,852	8,880	3,070	267	382	3,366
—	8	2,163	1,048	582	245
—	160	—	9,237	2,516	3,854
21,081	—	—	—	—	—
363,508,404	1,209,883,126	103,748,140	398,276,496	119,140,956	528,426,282

—	270,914	3,212,102	11,919,949	7,141,749	9,871,594
—	—	—	—	—	508,295
—	—	—	—	—	3,248
—	65,089	—	—	—	—
—	—	—	—	—	—
112,853	—	30,400	117,978	35,734	160,927
153	209,592	117	—	—	—
113,006	545,595	3,242,619	12,037,927	7,177,483	10,544,064
$ 363,395,398	$1,209,337,531	$100,505,521	$ 386,238,569	$ 111,963,473	$ 517,882,218

$ 535,134,239	$1,184,313,485	$183,050,262	$ 649,331,180	$206,158,586	$ 687,785,737
(171,738,841)	25,024,046	(82,544,741)	(263,092,611)	(94,195,113)	(169,903,519)
$ 363,395,398	$1,209,337,531	$100,505,521	$ 386,238,569	$ 111,963,473	$ 517,882,218

$ 96.91	$ 92.81	$ 78.83	$ 89.82	$ 84.82	$ 40.94
3,750,012	13,030,000	1,275,000	4,300,000	1,320,000	12,650,000

$ 417,913,883	$1,165,931,564	$120,093,527	$ 438,531,614	$134,804,247	$ 551,064,951
590,630	2,553,382	5,355,828	11,955,875	7,239,138	10,873,608
$ 418,504,513	$1,168,484,946	$125,449,355	$ 450,487,489	$142,043,385	$ 561,938,559
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ 264,674	$ 3,128,588	$ 17,926,108	$ 9,548,627	$ 9,431,093
$ —	$ —	$ —	$ —	$ —	$ —
85

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 20,553,926	$ 1,963,350,541	$ 311,870,940
Investments in affiliated issuers, at value	1,692,557	74,463,564	17,938,669
Total Investments	22,246,483	2,037,814,105	329,809,609
Cash	44	9,130	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	3,470,920	44,575
Dividends receivable — affiliated issuers	107	12,803	1,090
Securities lending income receivable — unaffiliated issuers	600	3,964	3,803
Securities lending income receivable — affiliated issuers	885	26,222	3,385
TOTAL ASSETS	22,248,119	2,041,337,144	329,862,462
LIABILITIES
Payable upon return of securities loaned	1,676,648	72,102,723	17,769,713
Payable for investments purchased	—	1,235,410	—
Payable for fund shares repurchased	—	8,977	—
Advisory fee payable	6,442	615,597	88,094
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	1,683,090	73,962,707	17,857,807
NET ASSETS	$ 20,565,029	$ 1,967,374,437	$ 312,004,655
NET ASSETS CONSIST OF:
Paid-in Capital	$ 67,962,101	$ 3,948,373,388	$ 908,115,662
Total distributable earnings (loss)	(47,397,072)	(1,980,998,951)	(596,111,007)
NET ASSETS	$ 20,565,029	$ 1,967,374,437	$ 312,004,655
NET ASSET VALUE PER SHARE
Net asset value per share	$ 62.32	$ 49.81	$ 79.69
Shares outstanding (unlimited amount authorized, $0.01 par value)	330,000	39,500,230	3,915,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 39,181,555	$ 2,228,982,107	$ 289,627,732
Investments in affiliated issuers	1,692,557	74,463,561	17,938,658
Total cost of investments	$ 40,874,112	$ 2,303,445,668	$ 307,566,390
* Includes investments in securities on loan, at value	$ 1,935,406	$ 100,214,569	$ 17,858,955
See accompanying notes to financial statements.
86

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 204,631,502	$ 300,515,155	$1,040,222,690	$ 200,782,318	$ 69,270,838	$ 395,118,348
18,498,410	26,895,529	68,864,902	20,104,802	1,948,484	17,576,192
223,129,912	327,410,684	1,109,087,592	220,887,120	71,219,322	412,694,540
200	174,240	7,097	56	2	388
—	2,055	—	—	99	—
60,992	1,319,770	259,907	15,528	9,993	166,469
1,862	1,454	6,085	874	368	1,962
1,171	—	—	—	278	553
90,964	56,417	58,915	38,335	1,570	20,296
223,285,101	328,964,620	1,109,419,596	220,941,913	71,231,632	412,884,208

18,307,468	26,642,109	67,393,148	19,846,535	1,846,258	17,083,071
—	—	—	—	11,598	—
—	—	530	—	—	37
61,586	113,095	324,162	58,975	20,644	123,898
—	207	—	116	—	48
18,369,054	26,755,411	67,717,840	19,905,626	1,878,500	17,207,054
$ 204,916,047	$ 302,209,209	$1,041,701,756	$ 201,036,287	$ 69,353,132	$ 395,677,154

$ 640,079,067	$ 973,572,654	$1,399,248,203	$ 387,631,139	$123,073,838	$ 696,133,340
(435,163,020)	(671,363,445)	(357,546,447)	(186,594,852)	(53,720,706)	(300,456,186)
$ 204,916,047	$ 302,209,209	$1,041,701,756	$ 201,036,287	$ 69,353,132	$ 395,677,154

$ 40.98	$ 60.44	$ 167.34	$ 108.67	$ 81.59	$ 67.18
5,000,270	5,000,226	6,225,000	1,850,000	850,000	5,890,000

$ 224,075,422	$ 390,341,042	$1,231,846,750	$ 302,140,380	$ 77,606,840	$ 537,833,337
18,498,411	26,895,542	68,864,703	20,104,821	1,948,469	17,576,185
$ 242,573,833	$ 417,236,584	$ 1,300,711,453	$ 322,245,201	$ 79,555,309	$ 555,409,522
$ 24,875,524	$ 33,614,466	$ 76,822,792	$ 27,535,446	$ 3,813,542	$ 19,847,594
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$201,694,021	$ 947,937,175
Investments in affiliated issuers, at value	1,215,632	67,564,051
Total Investments	202,909,653	1,015,501,226
Net cash at broker	90,995	—
Cash	9,478	942
Receivable for investments sold	—	14,673,833
Dividends receivable — unaffiliated issuers	152,231	3,745,373
Dividends receivable — affiliated issuers	4,625	13,436
Securities lending income receivable — unaffiliated issuers	—	6,574
Securities lending income receivable — affiliated issuers	479	114,493
Receivable from affiliate	—	757
TOTAL ASSETS	203,167,461	1,034,056,634
LIABILITIES
Payable upon return of securities loaned	52,105	45,782,750
Payable for investments purchased	—	16,582,995
Payable to broker – accumulated variation margin on open futures contracts	35,370	—
Advisory fee payable	36,131	389,336
TOTAL LIABILITIES	123,606	62,755,081
NET ASSETS	$203,043,855	$ 971,301,553
NET ASSETS CONSIST OF:
Paid-in Capital	$283,477,579	$1,350,056,018
Total distributable earnings (loss)	(80,433,724)	(378,754,465)
NET ASSETS	$203,043,855	$ 971,301,553
NET ASSET VALUE PER SHARE
Net asset value per share	$ 78.85	$ 32.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,575,000	29,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$200,090,919	$1,191,204,983
Investments in affiliated issuers	1,226,480	70,313,990
Total cost of investments	$201,317,399	$1,261,518,973
* Includes investments in securities on loan, at value	$ 51,246	$ 49,460,060
See accompanying notes to financial statements.
88

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89

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 92,494	$ 1,576,730	$ 8,140,676
Dividend income — affiliated issuers	2,647	2,879	26,792
Unaffiliated securities lending income	10,791	545	127
Affiliated securities lending income	161,380	4,916	10,996
Foreign taxes withheld	—	(56,788)	(2,720)
TOTAL INVESTMENT INCOME (LOSS)	267,312	1,528,282	8,175,871
EXPENSES
Advisory fee	252,327	245,257	653,718
Trustees’ fees and expenses	788	613	5,295
Miscellaneous expenses	5,089	4,120	36,448
TOTAL EXPENSES	258,204	249,990	695,461
NET INVESTMENT INCOME (LOSS)	$ 9,108	$ 1,278,292	$ 7,480,410
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(82,489,742)	(2,482,062)	(12,213,390)
Investments — affiliated issuers	20	—	(332)
In-kind redemptions — unaffiliated issuers	(1,673,589)	3,822,959	8,482,541
In-kind redemptions — affiliated issuers	—	—	2,692
Foreign currency transactions	—	(5,513)	(11)
Futures contracts	—	13,793	—
Net realized gain (loss)	(84,163,311)	1,349,177	(3,728,500)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	77,303,833	3,726,840	20,589,421
Investments — affiliated issuers	10	—	118,146
Foreign currency translations	—	7,306	—
Futures contracts	—	(13,353)	—
Net change in unrealized appreciation/depreciation	77,303,843	3,720,793	20,707,567
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,859,468)	5,069,970	16,979,067
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (6,850,360)	$ 6,348,262	$ 24,459,477
* Includes foreign capital gain taxes	$ —	$ (1)	$ —
** Includes foreign deferred taxes	$ —	$ (23,775)	$ —
See accompanying notes to financial statements.
90

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 2,217,438	$ 9,976,999	$ 1,247,252	$ 528,489	$ 303,895	$ 6,106,623
7,539	43,744	35,700	11,247	1,863	10,472
—	4,615	507	30,834	6,442	89
4,718	1,051	13,643	173,560	28,697	22,762
(37,264)	(2,550)	—	—	—	—
2,192,431	10,023,859	1,297,102	744,130	340,897	6,139,946

683,854	1,219,858	177,335	713,603	219,818	894,364
2,493	7,612	755	2,471	699	2,997
21,248	51,788	4,246	17,684	5,170	21,497
707,595	1,279,258	182,336	733,758	225,687	918,858
$ 1,484,836	$ 8,744,601	$ 1,114,766	$ 10,372	$ 115,210	$ 5,221,088

(48,952,366)	(4,014,720)	(9,742,507)	(45,895,971)	(15,649,419)	(21,929,390)
82	5,485	(113,431)	1,758	54	18
2,943,743	17,990,631	175,608	8,046,327	5,569,986	26,240,211
—	—	—	—	—	—
—	—	—	—	—	—
—	96,926	—	—	—	—
(46,008,541)	14,078,322	(9,680,330)	(37,847,886)	(10,079,379)	4,310,839

23,492,126	(6,389,725)	16,196,427	60,504,120	9,049,997	26,447,486
(44)	215,930	526,368	814	10	(37)
—	—	—	—	—	—
—	(86,951)	—	—	—	—
23,492,082	(6,260,746)	16,722,795	60,504,934	9,050,007	26,447,449
(22,516,459)	7,817,576	7,042,465	22,657,048	(1,029,372)	30,758,288
$(21,031,623)	$16,562,177	$ 8,157,231	$ 22,667,420	$ (914,162)	$ 35,979,376
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ —	$ —
91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 23,033	$ 23,898,562	$ 1,084,634
Dividend income — affiliated issuers	364	40,914	3,600
Unaffiliated securities lending income	3,930	51,580	4,065
Affiliated securities lending income	8,849	179,772	15,780
Foreign taxes withheld	—	—	(1,156)
TOTAL INVESTMENT INCOME (LOSS)	36,176	24,170,828	1,106,923
EXPENSES
Advisory fee	44,403	3,361,965	476,014
Trustees’ fees and expenses	158	14,028	1,748
Miscellaneous expenses	1,163	79,911	10,351
TOTAL EXPENSES	45,724	3,455,904	488,113
NET INVESTMENT INCOME (LOSS)	$ (9,548)	$ 20,714,924	$ 618,810
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,791,663)	(98,268,045)	(15,845,851)
Investments — affiliated issuers	9	(84,588,421)	110
In-kind redemptions — unaffiliated issuers	205,599	58,871,713	29,524,732
Net realized gain (loss)	(8,586,055)	(123,984,753)	13,678,991
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,561,963	182,101,083	65,331,546
Investments — affiliated issuers	2	171,809,388	8
Net change in unrealized appreciation/depreciation	4,561,965	353,910,471	65,331,554
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,024,090)	229,925,718	79,010,545
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,033,638)	$ 250,640,642	$ 79,629,355
See accompanying notes to financial statements.
92

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 944,265	$ 3,708,085	$ 3,816,431	$ 338,159	$ 368,709
5,762	4,153	21,169	3,682	1,824
18,920	17,592	3,991	30,051	2,100
982,556	596,552	411,200	167,104	19,681
—	—	(44,116)	—	—
1,951,503	4,326,382	4,208,675	538,996	392,314

385,766	675,064	1,858,843	372,711	112,196
1,296	2,229	6,596	1,375	393
9,578	15,715	45,233	9,395	2,597
396,640	693,008	1,910,672	383,481	115,186
$ 1,554,863	$ 3,633,374	$ 2,298,003	$ 155,515	$ 277,128

(31,993,032)	(35,915,626)	(27,326,901)	(37,651,708)	(7,307,320)
224	(10)	219	52	29
19,049,975	41,632,854	10,182,969	1,829,542	2,110,177
(12,942,833)	5,717,218	(17,143,713)	(35,822,114)	(5,197,114)

6,819,219	29,854,549	104,220,199	31,348,085	6,912,502
(1)	(13)	195	(10)	18
6,819,218	29,854,536	104,220,394	31,348,075	6,912,520
(6,123,615)	35,571,754	87,076,681	(4,474,039)	1,715,406
$ (4,568,752)	$ 39,205,128	$ 89,374,684	$ (4,318,524)	$ 1,992,534
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,211,948	$ 1,924,711	$ 18,997,881
Dividend income — affiliated issuers	7,840	2,394	12,536,817
Unaffiliated securities lending income	20,273	6,369	75,437
Affiliated securities lending income	221,068	12,438	830,309
Foreign taxes withheld	—	(1,514)	(7,410)
TOTAL INVESTMENT INCOME (LOSS)	4,461,129	1,944,398	32,433,034
EXPENSES
Advisory fee	802,324	211,577	2,358,687
Trustees’ fees and expenses	3,382	1,321	6,446
Miscellaneous expenses	20,546	8,991	45,281
TOTAL EXPENSES	826,252	221,889	2,410,414
NET INVESTMENT INCOME (LOSS)	$ 3,634,877	$ 1,722,509	$ 30,022,620
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(26,789,565)	(58,883,621)	(20,793,104)
Investments — affiliated issuers	165	263	(6,444,216)
In-kind redemptions — unaffiliated issuers	(9,133,716)	17,477,329	332,489
In-kind redemptions — affiliated issuers	—	—	373,590
Futures contracts	—	(781)	—
Net realized gain (loss)	(35,923,116)	(41,406,810)	(26,531,241)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	35,126,070	48,544,115	(145,436,613)
Investments — affiliated issuers	7	(10,847)	87,732,706
Futures contracts	—	(36,935)	—
Net change in unrealized appreciation/depreciation	35,126,077	48,496,333	(57,703,907)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(797,039)	7,089,523	(84,235,148)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,837,838	$ 8,812,032	$ (54,212,528)
See accompanying notes to financial statements.
94

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95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,108	$ (717,006)	$ 1,278,292	$ 3,043,145
Net realized gain (loss)	(84,163,311)	1,892,611	1,349,177	(1,029,668)
Net change in unrealized appreciation/depreciation	77,303,843	(157,173,253)	3,720,793	(13,623,930)
Net increase (decrease) in net assets resulting from operations	(6,850,360)	(155,997,648)	6,348,262	(11,610,453)
Net equalization credits and charges	319,784	671,204	(536)	(18,618)
Distributions to shareholders	(49,025)	(73,168)	(1,361,721)	(3,329,522)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,463,971	118,752,843	7,267,543	14,181,701
Cost of shares redeemed	(31,655,448)	(200,669,584)	(7,139,682)	—
Net income equalization	(319,784)	(671,204)	536	18,618
Other Capital	—	—	—	18,542
Net increase (decrease) in net assets from beneficial interest transactions	(21,511,261)	(82,587,945)	128,397	14,218,861
Contribution from Affiliate	85,506	—	—	—
Net increase (decrease) in net assets during the period	(28,005,356)	(237,987,557)	5,114,402	(739,732)
Net assets at beginning of period	126,151,232	364,138,789	96,009,996	96,749,728
NET ASSETS AT END OF PERIOD	$ 98,145,876	$ 126,151,232	$101,124,398	$ 96,009,996
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	690,000	75,000	125,000
Shares redeemed	(290,000)	(1,130,000)	(75,000)	—
Net increase (decrease) from share transactions	(190,000)	(440,000)	—	125,000
See accompanying notes to financial statements.
96

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 7,480,410	$ 13,714,226	$ 1,484,836	$ 2,869,889	$ 8,744,601	$ 14,763,744
(3,728,500)	71,376,276	(46,008,541)	57,736,046	14,078,322	60,773,667
20,707,567	(156,920,464)	23,492,082	(290,607,757)	(6,260,746)	(242,702,773)
24,459,477	(71,829,962)	(21,031,623)	(230,001,822)	16,562,177	(167,165,362)
298,157	(25,831)	(1,600)	(73,933)	74,531	298,458
(8,777,874)	(13,358,259)	(1,560,176)	(2,817,346)	(8,854,518)	(14,907,245)

108,839,637	182,794,431	22,500,127	107,441,286	85,018,241	326,826,004
(35,376,340)	(238,191,762)	(20,551,847)	(202,260,122)	(45,307,202)	(137,357,120)
(298,157)	25,831	1,600	73,933	(74,531)	(298,458)
—	—	—	—	—	—
73,165,140	(55,371,500)	1,949,880	(94,744,903)	39,636,508	189,170,426
—	—	197,806	—	—	—
89,144,900	(140,585,552)	(20,445,713)	(327,638,004)	47,418,698	7,396,277
814,387,633	954,973,185	383,841,111	711,479,115	1,161,918,833	1,154,522,556
$903,532,533	$ 814,387,633	$363,395,398	$ 383,841,111	$1,209,337,531	$1,161,918,833

970,000	1,470,000	230,000	650,000	900,000	3,010,000
(320,000)	(1,930,000)	(205,000)	(1,400,000)	(470,000)	(1,300,000)
650,000	(460,000)	25,000	(750,000)	430,000	1,710,000
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,114,766	$ 3,612,742	$ 10,372	$ (234,928)
Net realized gain (loss)	(9,680,330)	(5,359,636)	(37,847,886)	(6,385,020)
Net change in unrealized appreciation/depreciation	16,722,795	(52,570,378)	60,504,934	(230,958,322)
Net increase (decrease) in net assets resulting from operations	8,157,231	(54,317,272)	22,667,420	(237,578,270)
Net equalization credits and charges	(9,726)	617,521	51,347	396,833
Distributions to shareholders	(1,161,369)	(4,369,153)	(89,586)	(80,831)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,105,987	291,033,191	31,863,550	95,325,217
Cost of shares redeemed	(3,956,095)	(260,515,203)	(52,483,573)	(283,191,139)
Net income equalization	9,726	(617,521)	(51,347)	(396,833)
Net increase (decrease) in net assets from beneficial interest transactions	4,159,618	29,900,467	(20,671,370)	(188,262,755)
Net increase (decrease) in net assets during the period	11,145,754	(28,168,437)	1,957,811	(425,525,023)
Net assets at beginning of period	89,359,767	117,528,204	384,280,758	809,805,781
NET ASSETS AT END OF PERIOD	$100,505,521	$ 89,359,767	$386,238,569	$ 384,280,758
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	2,875,000	350,000	825,000
Shares redeemed	(50,000)	(2,900,000)	(575,000)	(2,575,000)
Net increase (decrease) from share transactions	50,000	(25,000)	(225,000)	(1,750,000)
See accompanying notes to financial statements.
98

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 115,210	$ 229,356	$ 5,221,088	$ 8,931,328	$ (9,548)	$ 21,079
(10,079,379)	17,234,628	4,310,839	29,238,793	(8,586,055)	(5,205,061)
9,050,007	(61,553,044)	26,447,449	(44,334,991)	4,561,965	(28,820,186)
(914,162)	(44,089,060)	35,979,376	(6,164,870)	(4,033,638)	(34,004,168)
(14,293)	41,520	(972,529)	(535,793)	1,917	14,648
(138,887)	(277,297)	(4,971,323)	(8,376,046)	—	(25,401)

61,493,251	54,935,824	1,202,732,525	1,883,160,077	1,971,047	12,367,579
(38,171,642)	(134,741,835)	(1,258,929,914)	(2,015,800,697)	(3,633,304)	(23,457,495)
14,293	(41,520)	972,529	535,793	(1,917)	(14,648)
23,335,902	(79,847,531)	(55,224,860)	(132,104,827)	(1,664,174)	(11,104,564)
22,268,560	(124,172,368)	(25,189,336)	(147,181,536)	(5,695,895)	(45,119,485)
89,694,913	213,867,281	543,071,554	690,253,090	26,260,924	71,380,409
$111,963,473	$ 89,694,913	$ 517,882,218	$ 543,071,554	$20,565,029	$ 26,260,924

660,000	500,000	30,400,000	47,850,000	30,000	110,000
(430,000)	(1,280,000)	(32,100,000)	(51,400,000)	(50,000)	(150,000)
230,000	(780,000)	(1,700,000)	(3,550,000)	(20,000)	(40,000)
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,714,924	$ 20,743,573	$ 618,810	$ 472,888
Net realized gain (loss)	(123,984,753)	531,236,072	13,678,991	5,415,047
Net change in unrealized appreciation/depreciation	353,910,471	(645,206,718)	65,331,554	(32,542,353)
Net increase (decrease) in net assets resulting from operations	250,640,642	(93,227,073)	79,629,355	(26,654,418)
Net equalization credits and charges	(866,144)	(708,496)	(56,168)	46,979
Distributions to shareholders	(21,001,194)	(19,843,034)	(613,363)	(876,061)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,868,538,074	5,393,991,279	226,689,023	274,563,502
Cost of shares redeemed	(2,129,260,817)	(5,339,158,537)	(224,543,369)	(199,881,258)
Net income equalization	866,144	708,496	56,168	(46,979)
Net increase (decrease) in net assets from beneficial interest transactions	(259,856,599)	55,541,238	2,201,822	74,635,265
Net increase (decrease) in net assets during the period	(31,083,295)	(58,237,365)	81,161,646	47,151,765
Net assets at beginning of period	1,998,457,732	2,056,695,097	230,843,009	183,691,244
NET ASSETS AT END OF PERIOD	$ 1,967,374,437	$ 1,998,457,732	$ 312,004,655	$ 230,843,009
SHARES OF BENEFICIAL INTEREST:
Shares sold	38,450,000	108,850,000	3,400,000	4,050,000
Shares redeemed	(44,950,000)	(110,650,000)	(3,350,000)	(3,150,000)
Net increase (decrease) from share transactions	(6,500,000)	(1,800,000)	50,000	900,000
See accompanying notes to financial statements.
100

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 1,554,863	$ 2,653,542	$ 3,633,374	$ 8,547,566	$ 2,298,003	$ 3,247,741
(12,942,833)	(12,759,052)	5,717,218	(250,227,605)	(17,143,713)	94,023,237
6,819,218	(32,095,780)	29,854,536	(107,859,707)	104,220,394	(421,774,635)
(4,568,752)	(42,201,290)	39,205,128	(349,539,746)	89,374,684	(324,503,657)
(68,397)	(43,252)	(510,772)	(4,786,352)	48,274	30,930
(1,627,218)	(2,929,721)	(3,552,020)	(7,176,709)	(2,567,456)	(2,987,778)

98,578,713	236,052,640	3,445,341,165	13,182,150,145	163,905,006	936,570,123
(93,395,263)	(256,710,059)	(3,556,969,273)	(13,501,824,840)	(142,511,185)	(670,670,787)
68,397	43,252	510,772	4,786,352	(48,274)	(30,930)
5,251,847	(20,614,167)	(111,117,336)	(314,888,343)	21,345,547	265,868,406
(1,012,520)	(65,788,430)	(75,975,000)	(676,391,150)	108,201,049	(61,592,099)
205,928,567	271,716,997	378,184,209	1,054,575,359	933,500,707	995,092,806
$204,916,047	$ 205,928,567	$ 302,209,209	$ 378,184,209	$1,041,701,756	$ 933,500,707

2,300,000	4,900,000	54,250,000	161,650,000	950,000	4,300,000
(2,200,000)	(5,250,000)	(55,750,000)	(166,000,000)	(875,000)	(3,325,000)
100,000	(350,000)	(1,500,000)	(4,350,000)	75,000	975,000
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 155,515	$ 742,773	$ 277,128	$ 987,038
Net realized gain (loss)	(35,822,114)	14,056,671	(5,197,114)	(1,849,330)
Net change in unrealized appreciation/depreciation	31,348,075	(152,751,393)	6,912,520	(18,610,403)
Net increase (decrease) in net assets resulting from operations	(4,318,524)	(137,951,949)	1,992,534	(19,472,695)
Net equalization credits and charges	2,219	(99,044)	(13,091)	(17,318)
Distributions to shareholders	(160,176)	(639,461)	(139,159)	(1,057,495)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	23,006,147	309,989,403	31,870,298	45,273,259
Cost of shares redeemed	(27,327,987)	(488,037,518)	(18,826,834)	(54,662,087)
Net income equalization	(2,219)	99,044	13,091	17,318
Other Capital	—	2,131	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(4,324,059)	(177,946,940)	13,056,555	(9,371,510)
Contribution from Affiliate	—	109,302	—	—
Net increase (decrease) in net assets during the period	(8,800,540)	(316,528,092)	14,896,839	(29,919,018)
Net assets at beginning of period	209,836,827	526,364,919	54,456,293	84,375,311
NET ASSETS AT END OF PERIOD	$201,036,287	$ 209,836,827	$ 69,353,132	$ 54,456,293
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	1,830,000	375,000	475,000
Shares redeemed	(240,000)	(3,010,000)	(225,000)	(600,000)
Net increase (decrease) from share transactions	(40,000)	(1,180,000)	150,000	(125,000)
See accompanying notes to financial statements.
102

SPDR S&P Transportation ETF		SPDR MSCI USA Gender Diversity ETF		SPDR ICE Preferred Securities ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 3,634,877	$ 3,498,846	$ 1,722,509	$ 2,906,551	$ 30,022,620	$ 63,807,029
(35,923,116)	14,511,013	(41,406,810)	29,330,725	(26,531,241)	(28,429,361)
35,126,077	(198,465,908)	48,496,333	(101,347,720)	(57,703,907)	(232,325,813)
2,837,838	(180,456,049)	8,812,032	(69,110,444)	(54,212,528)	(196,948,145)
311,929	(179,629)	(18,981)	(7,231)	(12,172)	1,344,104
(1,932,679)	(5,317,173)	(1,723,876)	(2,785,960)	(37,052,500)	(70,524,000)

32,380,624	895,342,793	97,847,929	158,913,926	87,861,610	162,084,165
(141,402,017)	(778,163,797)	(104,757,096)	(127,838,013)	(75,126,776)	(331,775,206)
(311,929)	179,629	18,981	7,231	12,172	(1,344,104)
—	—	—	—	—	—
(109,333,322)	117,358,625	(6,890,186)	31,083,144	12,747,006	(171,035,145)
—	—	—	—	—	—
(108,116,234)	(68,594,226)	178,989	(40,820,491)	(78,530,194)	(437,163,186)
503,793,388	572,387,614	202,864,866	243,685,357	1,049,831,747	1,486,994,933
$ 395,677,154	$ 503,793,388	$ 203,043,855	$ 202,864,866	$ 971,301,553	$1,049,831,747

450,000	10,010,000	1,200,000	1,550,000	2,500,000	3,950,000
(1,990,000)	(9,320,000)	(1,300,000)	(1,275,000)	(2,150,000)	(8,300,000)
(1,540,000)	690,000	(100,000)	275,000	350,000	(4,350,000)
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$107.82	$ 226.17	$ 145.30	$ 105.68	$ 95.29	$ 69.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	(0.52)	(0.59)	(0.23)	0.08	0.20
Net realized and unrealized gain (loss) (b)	(8.02)	(118.26)	81.84	40.41	11.66	27.36
Total from investment operations	(8.01)	(118.78)	81.25	40.18	11.74	27.56
Net equalization credits and charges (a)	0.31	0.49	(0.25)	(0.40)	(0.11)	(0.74)
Contribution from affiliate	0.08	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.05)	(0.06)	(0.13)	(0.16)	(0.10)	(0.26)
Net realized gains	—	—	—	—	(1.14)	(1.10)
Total distributions	(0.05)	(0.06)	(0.13)	(0.16)	(1.24)	(1.36)
Net asset value, end of period	$100.15	$ 107.82	$ 226.17	$ 145.30	$105.68	$ 95.29
Total return (c)	(7.07)%(d)	(52.30)%	55.75%	37.68%	12.58%	38.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$98,146	$126,151	$364,139	$148,207	$73,978	$38,114
Ratios to average net assets:
Total expenses	0.46%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	0.02%(e)	(0.28)%	(0.29)%	(0.20)%	0.08%	0.24%
Portfolio turnover rate (f)	65%(g)	53%	38%	35%	43%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an Affiliate had not made a contribution during the period ended December 31, 2022, the total return would have been (7.15)%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 95.97	$ 110.51	$ 78.00	$ 85.13	$ 82.43	$ 76.65
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	3.32	2.22	2.07	2.15	1.75
Net realized and unrealized gain (loss) (b)	5.19	(14.31)	32.59	(7.10)	2.67	5.81
Total from investment operations	6.47	(10.99)	34.81	(5.03)	4.82	7.56
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.03)	(0.01)	(0.02)	0.00(c)
Contribution from affiliate	—	—	—	—	0.02	—
Other capital (a)	—	0.02	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.36)	(3.55)	(2.27)	(2.09)	(2.12)	(1.78)
Net asset value, end of period	$ 101.08	$ 95.97	$ 110.51	$ 78.00	$ 85.13	$ 82.43
Total return (d)	6.83%	(10.22)%	44.96%	(5.97)%	5.94%(e)	9.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$101,124	$96,010	$96,750	$78,033	$91,550	$90,710
Ratios to average net assets:
Total expenses	0.51%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.61%(f)	3.01%	2.33%	2.53%	2.60%	2.11%
Portfolio turnover rate (g)	7%(h)	12%	11%	8%	11%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 108.01	$ 119.37	$ 88.43	$ 86.19	$ 77.65	$ 69.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	1.73	1.76	1.79	1.67	1.44
Net realized and unrealized gain (loss) (b)	2.40	(11.41)	30.99	1.88	7.99	7.82
Total from investment operations	3.36	(9.68)	32.75	3.67	9.66	9.26
Net equalization credits and charges (a)	0.04	(0.00)(c)	(0.03)	0.34	0.52	0.06
Contribution from affiliate (a)	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.09)	(1.68)	(1.78)	(1.77)	(1.64)	(1.36)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(1.09)	(1.68)	(1.78)	(1.77)	(1.64)	(1.40)
Net asset value, end of period	$ 110.32	$ 108.01	$ 119.37	$ 88.43	$ 86.19	$ 77.65
Total return (d)	3.15%	(8.28)%	37.20%	4.53%(e)	13.35%	13.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$903,533	$814,388	$954,973	$771,956	$348,228	$93,180
Ratios to average net assets:
Total expenses	0.16%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.72%(f)	1.42%	1.69%	2.02%	2.04%	1.90%
Portfolio turnover rate (g)	10%(h)	16%	18%	21%	18%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 103.04	$ 158.99	$ 99.49	$ 72.66	$ 93.29	$ 72.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.67	0.47	0.49	0.56	0.55
Net realized and unrealized gain (loss) (b)	(6.16)	(55.91)	59.47	26.90	(3.48)	20.98
Total from investment operations	(5.76)	(55.24)	59.94	27.39	(2.92)	21.53
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.01)	(0.02)	(0.07)	0.00(d)
Contribution from affiliate	0.05	—	—	—	—	—
Other capital	—	—	—	—	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.42)	(0.69)	(0.43)	(0.54)	(0.58)	(0.48)
Net realized gains	—	—	—	—	(17.06)	(0.56)
Total distributions	(0.42)	(0.69)	(0.43)	(0.54)	(17.64)	(1.04)
Net asset value, end of period	$ 96.91	$ 103.04	$ 158.99	$ 99.49	$ 72.66	$ 93.29
Total return (e)	(5.55)%	(34.86)%	60.30%	37.85%	1.04%	29.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$363,395	$383,841	$711,479	$402,953	$428,680	$974,885
Ratios to average net assets:
Total expenses	0.36%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.76%(f)	0.45%	0.35%	0.62%	0.68%	0.64%
Portfolio turnover rate (g)	16%(h)	17%	30%	20%	10%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than 0.005%.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 92.22	$ 106.02	$ 76.39	$ 71.48	$ 65.55	$ 58.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	1.25	1.19	1.28	1.17	1.10
Net realized and unrealized gain (loss) (b)	0.58	(13.84)	29.59	4.85	5.96	6.84
Total from investment operations	1.27	(12.59)	30.78	6.13	7.13	7.94
Net equalization credits and charges (a)	0.01	0.03	0.05	0.07	0.03	0.04
Distributions to shareholders from:
Net investment income	(0.69)	(1.24)	(1.20)	(1.29)	(1.23)	(1.10)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.69)	(1.24)	(1.20)	(1.29)	(1.23)	(1.12)
Net asset value, end of period	$ 92.81	$ 92.22	$ 106.02	$ 76.39	$ 71.48	$ 65.55
Total return (c)	1.40%	(12.01)%	40.59%	8.77%	11.04%	13.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,209,338	$1,161,919	$1,154,523	$567,579	$365,271	$281,885
Ratios to average net assets:
Total expenses	0.21%(d)	0.20%	0.23%	0.25%	0.25%	0.25%
Net expenses	0.21%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.43%(d)	1.16%	1.28%	1.73%	1.74%	1.72%
Portfolio turnover rate (e)	1%(f)	2%	4%	4%	6%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 72.95	$ 94.02	$ 56.15	$ 55.47	$ 57.92	$ 49.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	1.78	1.62	1.11	0.97	1.21
Net realized and unrealized gain (loss) (b)	5.92	(21.28)	38.10	1.09	(1.91)	8.83
Total from investment operations	6.80	(19.50)	39.72	2.20	(0.94)	10.04
Net equalization credits and charges (a)	(0.01)	0.30	(0.17)	(0.10)	(0.22)	(0.02)
Distributions to shareholders from:
Net investment income	(0.91)	(1.86)	(1.68)	(1.42)	(1.29)	(1.20)
Net asset value, end of period	$ 78.83	$ 72.95	$ 94.02	$ 56.15	$ 55.47	$ 57.92
Total return (c)	9.34%	(20.82)%	71.24%	3.93%	(1.86)%	20.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,506	$89,360	$117,528	$22,459	$38,829	$136,109
Ratios to average net assets:
Total expenses	0.36%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.20%(d)	1.86%	2.06%	1.99%	1.75%	2.14%
Portfolio turnover rate (e)	32%(f)	26%	37%	20%	24%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 84.92	$ 129.05	$ 89.25	$ 81.87	$ 78.23	$ 61.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	(0.04)	(0.13)	(0.05)	0.11	0.02
Net realized and unrealized gain (loss) (b)	4.91	(44.14)	39.93	7.42	3.64	17.45
Total from investment operations	4.91	(44.18)	39.80	7.37	3.75	17.47
Net equalization credits and charges (a)	0.01	0.07	(0.00)(c)	0.01	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.02)	(0.02)	—	(0.00)(c)	(0.11)	(0.01)
Net realized gains	—	—	—	—	—	(0.48)
Total distributions	(0.02)	(0.02)	—	(.0000)(c)	(0.11)	(0.49)
Net asset value, end of period	$ 89.82	$ 84.92	$ 129.05	$ 89.25	$ 81.87	$ 78.23
Total return (d)	5.79%	(34.18)%	44.60%	9.02%	4.79%	28.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$386,239	$384,281	$809,806	$513,171	$609,918	$465,494
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.01%(e)	(0.04)%	(0.12)%	(0.06)%	0.13%	0.03%
Portfolio turnover rate (f)	26%(g)	42%	39%	25%	32%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 82.29	$ 114.37	$ 68.05	$ 66.59	$ 69.29	$ 64.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.16	0.22	0.22	0.23	0.16
Net realized and unrealized gain (loss) (b)	2.56	(32.08)	46.50	2.83	(2.71)	4.89
Total from investment operations	2.64	(31.92)	46.72	3.05	(2.48)	5.05
Net equalization credits and charges (a)	(0.01)	0.03	(0.19)	0.15	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.10)	(0.19)	(0.21)	(1.74)	(0.22)	(0.16)
Net asset value, end of period	$ 84.82	$ 82.29	$ 114.37	$ 68.05	$ 66.59	$ 69.29
Total return (d)	3.20%	(27.91)%	68.43%	4.68%	(3.59)%	7.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$111,963	$89,695	$213,867	$83,699	$90,561	$97,011
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.18%(e)	0.16%	0.24%	0.33%	0.33%	0.25%
Portfolio turnover rate (f)	26%(g)	44%	38%	25%	35%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 37.84	$ 38.56	$ 27.34	$ 34.01	$ 29.81	$ 29.37
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	0.73	0.67	0.61	0.55	0.52
Net realized and unrealized gain (loss) (c)	3.23	(0.67)	11.16	(6.65)	4.19	0.43
Total from investment operations	3.63	0.06	11.83	(6.04)	4.74	0.95
Net equalization credits and charges (b)	(0.08)	(0.04)	0.10	(0.02)	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.45)	(0.74)	(0.71)	(0.61)	(0.56)	(0.53)
Net asset value, end of period	$ 40.94	$ 37.84	$ 38.56	$ 27.34	$ 34.01	$ 29.81
Total return (d)	9.41%	(0.01)%	44.04%	(17.99)%	16.16%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$517,882	$543,072	$690,253	$564,510	$1,066,343	$708,100
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.04%(e)	1.84%	2.04%	1.87%	1.77%	1.71%
Portfolio turnover rate (f)	13%(g)	26%	24%	19%	21%	24%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 75.03	$ 183.03	$101.51	$ 89.16	$ 87.63	$ 67.40
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	0.07	0.43	0.41	0.36	(0.06)
Net realized and unrealized gain (loss) (b)	(12.69)	(108.03)	81.71	12.39	2.84	27.23
Total from investment operations	(12.72)	(107.96)	82.14	12.80	3.20	27.17
Net equalization credits and charges (a)	0.01	0.05	(0.03)	(0.01)	(0.03)	(0.25)
Distributions to shareholders from:
Net investment income	—	(0.09)	(0.59)	(0.44)	(0.37)	—
Net realized gains	—	—	—	—	(1.27)	(6.69)
Total distributions	—	(0.09)	(0.59)	(0.44)	(1.64)	(6.69)
Net asset value, end of period	$ 62.32	$ 75.03	$183.03	$101.51	$ 89.16	$ 87.63
Total return (c)	(16.94)%	(58.98)%	81.12%	14.46%	3.90%	42.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,565	$ 26,261	$71,380	$24,363	$34,772	$35,051
Ratios to average net assets:
Total expenses	0.36%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.08)%(d)	0.05%	0.28%	0.49%	0.41%	(0.07)%
Portfolio turnover rate (e)	32%(f)	54%	52%	57%	85%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 43.44	$ 43.03	$ 21.21	$ 28.38	$ 35.52	$ 29.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	0.44	0.34	0.39	0.59	0.73
Net realized and unrealized gain (loss) (b)	6.42	0.41	21.77	(7.21)	(7.11)	5.51
Total from investment operations	6.94	0.85	22.11	(6.82)	(6.52)	6.24
Net equalization credits and charges (a)	(0.02)	(0.02)	0.03	0.04	0.04	0.07
Distributions to shareholders from:
Net investment income	(0.55)	(0.42)	(0.32)	(0.39)	(0.66)	(0.75)
Net asset value, end of period	$ 49.81	$ 43.44	$ 43.03	$ 21.21	$ 28.38	$ 35.52
Total return (c)	15.97%	1.87%	104.87%	(23.98)%	(18.25)%	21.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,967,374	$1,998,458	$2,056,695	$395,524	$534,979	$852,506
Ratios to average net assets:
Total expenses	0.36%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.16%(d)	0.90%	0.96%	1.58%	1.90%	2.12%
Portfolio turnover rate (e)	18%(f)	38%	44%	41%	28%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 59.73	$ 61.95	$ 33.13	$ 96.20	$ 169.70	$ 155.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.15	0.14	0.27	1.15	0.90	2.60
Net realized and unrealized gain (loss) (c)	19.98	(2.11)	29.51	(63.13)	(73.50)	14.90
Total from investment operations	20.13	(1.97)	29.78	(61.98)	(72.60)	17.50
Net equalization credits and charges (b)	(0.01)	0.01	(0.04)	0.07	(0.00)(d)	0.20
Contribution from affiliate	—	—	—	—	—	0.00(d)
Other capital	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.25)	(0.92)	(1.16)	(0.90)	(3.00)
Net asset value, end of period	$ 79.69	$ 59.73	$ 61.95	$ 33.13	$ 96.20	$ 169.70
Total return (e)	33.75%	(3.18)%	90.54%	(64.70)%	(42.79)%	11.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$312,005	$230,843	$183,691	$96,561	$186,698	$402,923
Ratios to average net assets:
Total expenses	0.36%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.45%(f)	0.22%	0.59%	1.99%	0.73%	1.62%
Portfolio turnover rate (g)	19%(h)	38%	64%	51%	34%	44%
(a)	On March 30, 2020. SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 42.02	$ 51.75	$ 43.09	$ 39.76	$ 42.99	$ 43.04
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.56	0.25	0.27	0.24	0.25
Net realized and unrealized gain (loss) (b)	(1.00)	(9.65)	8.67	3.37	(3.17)	(0.04)
Total from investment operations	(0.70)	(9.09)	8.92	3.64	(2.93)	0.21
Net equalization credits and charges (a)	(0.01)	(0.01)	0.00(c)	(0.02)	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.33)	(0.63)	(0.26)	(0.29)	(0.30)	(0.26)
Total distributions	(0.33)	(0.63)	(0.26)	(0.29)	(0.30)	(0.26)
Net asset value, end of period	$ 40.98	$ 42.02	$ 51.75	$ 43.09	$ 39.76	$ 42.99
Total return (d)	(1.70)%	(17.67)%	20.76%	9.18%	(6.83)%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$204,916	$205,929	$271,717	$243,443	$212,716	$335,310
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.41%(e)	1.21%	0.52%	0.67%	0.57%	0.60%
Portfolio turnover rate (f)	29%(g)	60%	53%	31%	42%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 58.18	$ 97.19	$ 42.87	$ 42.42	$ 48.57	$ 40.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	0.99	0.68	0.68	0.69	0.73
Net realized and unrealized gain (loss) (b)	2.63	(37.92)	54.27	0.42	(6.18)	7.85
Total from investment operations	3.23	(36.93)	54.95	1.10	(5.49)	8.58
Net equalization credits and charges (a)	(0.08)	(0.55)	0.02	0.01	(0.00)(c)	(0.06)
Contribution from affiliate	—	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.89)	(1.53)	(0.66)	(0.66)	(0.66)	(0.67)
Net asset value, end of period	$ 60.44	$ 58.18	$ 97.19	$ 42.87	$ 42.42	$ 48.57
Total return (d)	5.44%	(39.02)%	128.92%(e)	2.74%	(11.33)%	21.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$302,209	$378,184	$1,054,575	$265,787	$263,038	$369,128
Ratios to average net assets:
Total expenses	0.36%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.88%(f)	1.13%	0.97%	1.68%	1.47%	1.66%
Portfolio turnover rate (g)	13%(h)	39%	62%	43%	45%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 151.79	$ 192.29	$ 112.00	$ 84.40	$ 72.31	$ 61.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.53	0.28	0.54	0.66	0.55
Net realized and unrealized gain (loss) (b)	15.58	(40.57)	80.28	27.60	12.18	10.59
Total from investment operations	15.95	(40.04)	80.56	28.14	12.84	11.14
Net equalization credits and charges (a)	0.01	0.01	0.00(c)	(0.00)(c)	(0.03)	(0.01)
Distributions to shareholders from:
Net investment income	(0.41)	(0.47)	(0.27)	(0.54)	(0.72)	(0.52)
Net asset value, end of period	$ 167.34	$ 151.79	$ 192.29	$ 112.00	$ 84.40	$ 72.31
Total return (d)	10.52%	(20.86)%	71.99%	33.43%	17.86%	18.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,041,702	$933,501	$995,093	$498,412	$291,186	$318,166
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.43%(e)	0.26%	0.17%	0.55%	0.88%	0.79%
Portfolio turnover rate (f)	22%(g)	36%	32%	21%	32%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 111.02	$ 171.45	$ 111.44	$ 96.24	$ 80.89	$ 62.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.28	(0.00)(b)	0.37	0.19	0.14
Net realized and unrealized gain (loss) (c)	(2.34)	(60.49)	60.08	15.25	15.40	18.48
Total from investment operations	(2.26)	(60.21)	60.08	15.62	15.59	18.62
Net equalization credits and charges (a)	0.00	(0.04)	(0.01)	(0.01)	(0.02)	0.00(b)
Contribution from affiliate	—	0.04	—	—	—	—
Other capital	—	0.00(b)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.09)	(0.22)	(0.06)	(0.41)	(0.22)	(0.13)
Net realized gains	—	—	—	—	—	(0.18)
Total distributions	(0.09)	(0.22)	(0.06)	(0.41)	(0.22)	(0.31)
Net asset value, end of period	$ 108.67	$ 111.02	$ 171.45	$ 111.44	$ 96.24	$ 80.89
Total return (d)	(2.04)%	(35.16)%(e)	53.91%	16.34%	19.30%	29.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$201,036	$209,837	$526,365	$241,825	$249,261	$88,979
Ratios to average net assets:
Total expenses	0.36%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.15%(f)	0.17%	0.00%(g)	0.38%	0.21%	0.19%
Portfolio turnover rate (h)	26%(i)	46%	40%	31%	47%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 77.79	$102.27	$ 69.77	$ 67.70	$ 72.20	$ 70.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	1.20	0.82	0.53	0.80	1.56
Net realized and unrealized gain (loss) (b)	3.65	(24.35)	32.25	2.15	(4.43)	1.75
Total from investment operations	4.01	(23.15)	33.07	2.68	(3.63)	3.31
Net equalization credits and charges (a)	(0.02)	(0.02)	0.24	(0.02)	(0.09)	0.12
Distributions to shareholders from:
Net investment income	(0.19)	(1.31)	(0.81)	(0.59)	(0.78)	(1.70)
Net asset value, end of period	$ 81.59	$ 77.79	$102.27	$ 69.77	$ 67.70	$ 72.20
Total return (c)	5.14%	(22.87)%	48.00%	3.98%	(5.17)%	4.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$69,353	$54,456	$84,375	$48,842	$57,545	$162,460
Ratios to average net assets:
Total expenses	0.36%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.86%(d)	1.28%	0.94%	0.78%	1.12%	2.21%
Portfolio turnover rate (e)	23%(f)	41%	61%	44%	35%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 67.81	$ 84.92	$ 52.86	$ 61.22	$ 63.09	$ 55.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.42	1.02	0.57	0.67	0.49
Net realized and unrealized gain (loss) (b)	(0.94)	(16.89)	31.84	(8.36)	(1.82)	7.68
Total from investment operations	(0.37)	(16.47)	32.86	(7.79)	(1.15)	8.17
Net equalization credits and charges (a)	0.05	(0.02)	0.20	0.01	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.31)	(0.62)	(1.00)	(0.58)	(0.71)	(0.48)
Net asset value, end of period	$ 67.18	$ 67.81	$ 84.92	$ 52.86	$ 61.22	$ 63.09
Total return (d)	(0.46)%	(19.57)%	62.69%	(12.74)%	(1.80)%	14.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$395,677	$503,793	$572,388	$179,722	$148,155	$233,429
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.59%(e)	0.49%	1.35%	0.99%	1.09%	0.79%
Portfolio turnover rate (f)	15%(g)	37%	26%	29%	18%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Gender Diversity ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 75.84	$ 101.54	$ 71.03	$ 73.74	$ 72.20	$ 66.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	1.06	0.97	1.29	1.48	1.38
Net realized and unrealized gain (loss) (b)	3.03	(25.75)	30.50	(2.51)	4.78	7.73
Total from investment operations	3.68	(24.69)	31.47	(1.22)	6.26	9.11
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.06	(0.09)	0.03	0.01
Distributions to shareholders from:
Net investment income	(0.66)	(1.01)	(1.02)	(1.40)	(1.74)	(1.38)
Net realized gains	—	—	—	—	(3.01)	(2.51)
Total distributions	(0.66)	(1.01)	(1.02)	(1.40)	(4.75)	(3.89)
Net asset value, end of period	$ 78.85	$ 75.84	$ 101.54	$ 71.03	$ 73.74	$ 72.20
Total return (d)	4.86%	(24.47)%	44.60%	(1.71)%	9.60%	13.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$203,044	$202,865	$243,685	$120,743	$283,882	$332,138
Ratios to average net assets:
Total expenses	0.21%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.63%(e)	1.11%	1.10%	1.77%	2.06%	1.95%
Portfolio turnover rate (f)	110%(g)	43%	22%	69%	53%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 35.83	$ 44.19	$ 41.54	$ 43.11	$ 43.29	$ 45.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	1.97	2.12	2.31	2.41	2.46
Net realized and unrealized gain (loss) (b)	(2.83)	(8.21)	2.80	(1.53)	(0.02)	(1.93)
Total from investment operations	(1.82)	(6.24)	4.92	0.78	2.39	0.53
Net equalization credits and charges (a)	(0.00)(c)	0.04	(0.03)	(0.03)	(0.01)	0.04
Contribution from affiliate	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.25)	(2.16)	(2.24)	(2.32)	(2.56)	(2.28)
Net asset value, end of period	$ 32.76	$ 35.83	$ 44.19	$ 41.54	$ 43.11	$ 43.29
Total return (d)	(5.23)%	(14.52)%	12.01%	1.67%	5.86%(e)	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$971,302	$1,049,832	$1,486,995	$1,121,515	$829,813	$588,791
Ratios to average net assets:
Total expenses	0.46%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.73%(f)	4.82%	4.89%	5.39%	5.72%	5.60%
Portfolio turnover rate (g)	10%(h)	28%	45%	36%	35%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF and SPDR MSCI USA Gender Diversity ETF, each of which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they
124

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, . Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the SPDR Global Dow ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF and SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$ 11,674	$—	$ 11,674
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	65,089	—	65,089
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	35,370	—	35,370
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$13,793	$—	$13,793
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	96,926	—	96,926
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	(781)	—	(781)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(13,353)	$—	$(13,353)
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	(86,951)	—	(86,951)
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	(36,935)	—	(36,935)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR MSCI USA Gender Diversity ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2023. The waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
128

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2022, are disclosed in the Funds' Schedules of Investments.
During the period ended December 31, 2022, the Adviser made a contribution of $85,506 to the SPDR FactSet Innovative Technology ETF related to a trade processing matter.
During the period ended December 31, 2022 the State Street made a contribution of $197,806 to the SPDR NYSE Technology ETF related to an accounting matter trade processing matter.
During the fiscal year ended June 30, 2022, the Adviser made a contribution of $109,350 to the SPDR S&P Software & Services ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 72,350,697	$ 72,195,235
SPDR Global Dow ETF	7,475,412	7,058,983
SPDR MSCI USA StrategicFactorsSM ETF	88,704,631	82,198,234
SPDR NYSE Technology ETF	61,290,359	61,597,974
SPDR S&P 500 Fossil Fuel Reserves Free ETF	19,092,659	16,437,688
SPDR S&P Capital Markets ETF	31,882,531	32,108,232
SPDR S&P Health Care Equipment ETF	103,681,570	103,609,098
SPDR S&P Health Care Services ETF	31,111,326	31,123,052
SPDR S&P Insurance ETF	66,897,859	67,299,993
SPDR S&P Internet ETF	7,907,898	7,925,206
SPDR S&P Metals & Mining ETF	358,653,825	359,809,086
SPDR S&P Oil & Gas Equipment & Services ETF	52,405,123	52,221,859
SPDR S&P Pharmaceuticals ETF	61,348,835	61,711,147
129

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	Purchases	Sales
SPDR S&P Retail ETF	$ 51,275,914	$ 51,938,742
SPDR S&P Semiconductor ETF	232,537,141	232,625,437
SPDR S&P Software & Services ETF	53,908,806	53,973,654
SPDR S&P Telecom ETF	17,051,899	14,876,325
SPDR S&P Transportation ETF	69,030,149	68,944,856
SPDR MSCI USA Gender Diversity ETF	227,026,815	227,159,628
SPDR ICE Preferred Securities ETF	105,227,472	106,939,493
For the period ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 8,124,969	$ 29,324,320	$ (1,673,589)
SPDR Global Dow ETF	7,135,938	7,229,989	3,822,959
SPDR MSCI USA StrategicFactorsSM ETF	100,705,001	35,284,069	8,485,233
SPDR NYSE Technology ETF	22,478,564	20,550,659	2,943,743
SPDR S&P 500 Fossil Fuel Reserves Free ETF	82,158,521	45,279,952	17,990,631
SPDR S&P Capital Markets ETF	8,104,628	3,956,514	175,608
SPDR S&P Health Care Equipment ETF	29,643,739	50,232,863	8,046,327
SPDR S&P Health Care Services ETF	61,492,023	38,155,612	5,569,986
SPDR S&P Insurance ETF	1,028,094,119	1,084,302,640	26,240,211
SPDR S&P Internet ETF	1,971,093	3,632,638	205,599
SPDR S&P Metals & Mining ETF	1,605,140,244	1,865,668,571	58,871,713
SPDR S&P Oil & Gas Equipment & Services ETF	220,983,879	218,838,390	29,524,732
SPDR S&P Pharmaceuticals ETF	96,475,757	90,743,120	19,049,975
SPDR S&P Retail ETF	2,642,930,006	2,754,862,512	41,632,854
SPDR S&P Semiconductor ETF	151,297,354	130,077,328	10,182,969
SPDR S&P Software & Services ETF	22,988,533	27,322,292	1,829,542
SPDR S&P Telecom ETF	31,740,443	18,826,179	2,110,177
SPDR S&P Transportation ETF	28,212,871	135,385,471	(9,133,716)
SPDR MSCI USA Gender Diversity ETF	97,851,587	104,852,458	17,477,329
SPDR ICE Preferred Securities ETF	87,807,204	74,986,128	706,079
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
130

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30,2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 154,784,319	$ 807,675	$ 48,088,262	$ (47,280,587)
SPDR Global Dow ETF	91,938,451	19,360,424	8,751,978	10,608,446
SPDR MSCI USA StrategicFactorsSM ETF	874,752,857	101,584,997	73,078,266	28,506,731
SPDR NYSE Technology ETF	418,737,101	24,521,507	79,894,409	(55,372,902)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,168,831,166	152,455,025	112,717,849	39,737,176
SPDR S&P Capital Markets ETF	125,449,355	1,526,898	23,346,025	(21,819,127)
SPDR S&P Health Care Equipment ETF	452,145,937	29,859,105	83,909,171	(54,050,066)
SPDR S&P Health Care Services ETF	142,389,995	6,451,340	29,735,625	(23,284,285)
SPDR S&P Insurance ETF	562,142,557	6,229,538	40,431,206	(34,201,668)
SPDR S&P Internet ETF	40,920,447	31,592	18,705,556	(18,673,964)
SPDR S&P Metals & Mining ETF	2,304,747,696	36,457,949	303,391,540	(266,933,591)
SPDR S&P Oil & Gas Equipment & Services ETF	307,592,562	32,041,795	9,824,748	22,217,047
SPDR S&P Pharmaceuticals ETF	218,849,869	37,572,922	33,292,879	4,280,043
SPDR S&P Retail ETF	417,468,612	142,203	90,200,131	(90,057,928)
SPDR S&P Semiconductor ETF	1,301,064,567	56,938,423	248,915,398	(191,976,975)
SPDR S&P Software & Services ETF	323,447,277	3,974,080	106,534,237	(102,560,157)
SPDR S&P Telecom ETF	79,655,930	2,594,994	11,031,602	(8,436,608)
SPDR S&P Transportation ETF	556,303,039	2,169,723	145,778,222	(143,608,499)
SPDR MSCI USA Gender Diversity ETF	201,377,589	6,256,141	4,759,447	1,496,694
SPDR ICE Preferred Securities ETF	1,265,497,662	—	249,996,436	(249,996,436)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 12,897,610	$ 9,349,456	$ 3,879,221	$ 13,228,677
SPDR Global Dow ETF	2,049,505	1,681,736	462,600	2,144,336
SPDR MSCI USA StrategicFactorsSM ETF	369,754	346,556	28,942	375,498
SPDR S&P 500 Fossil Fuel Reserves Free ETF	264,674	270,914	—	270,914
SPDR S&P Capital Markets ETF	3,128,588	3,212,102	27,665	3,239,767
SPDR S&P Health Care Equipment ETF	17,926,108	11,919,949	6,678,376	18,598,325
SPDR S&P Health Care Services ETF	9,548,627	7,141,749	3,023,496	10,165,245
SPDR S&P Insurance ETF	9,431,093	9,871,594	—	9,871,594
SPDR S&P Internet ETF	1,935,406	1,676,648	319,253	1,995,901
SPDR S&P Metals & Mining ETF	100,214,569	72,102,723	30,526,132	102,628,855
SPDR S&P Oil & Gas Equipment & Services ETF	17,858,955	17,769,713	658,646	18,428,359
SPDR S&P Pharmaceuticals ETF	24,875,524	18,307,468	6,886,928	25,194,396
SPDR S&P Retail ETF	33,614,466	26,642,109	8,458,602	35,100,711
SPDR S&P Semiconductor ETF	76,822,792	67,393,148	11,724,535	79,117,683
SPDR S&P Software & Services ETF	27,535,446	19,846,535	8,395,107	28,241,642
SPDR S&P Telecom ETF	3,813,542	1,846,258	2,125,634	3,971,892
SPDR S&P Transportation ETF	19,847,594	17,083,071	3,379,784	20,462,855
SPDR MSCI USA Gender Diversity ETF	51,246	52,105	—	52,105
SPDR ICE Preferred Securities ETF	49,460,060	45,782,750	5,132,029	50,914,779
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$9,349,456	$—	$—	$—	$9,349,456	$9,349,456
SPDR Global Dow ETF	Common Stocks	1,681,736	—	—	—	1,681,736	1,681,736
SPDR MSCI USA StrategicfactorsSM ETF	Common Stocks	346,556	—	—	—	346,556	346,556
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	270,914	—	—	—	270,914	270,914
SPDR S&P Capital Markets ETF	Common Stocks	3,212,102	—	—	—	3,212,102	3,212,102
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Health Care Equipment ETF	Common Stocks	$ 11,919,949	$—	$—	$—	$ 11,919,949	$ 11,919,949
SPDR S&P Health Care Services ETF	Common Stocks	7,141,749	—	—	—	7,141,749	7,141,749
SPDR S&P Insurance ETF	Common Stocks	9,871,594	—	—	—	9,871,594	9,871,594
SPDR S&P Internet ETF	Common Stocks	1,676,648	—	—	—	1,676,648	1,676,648
SPDR S&P Metals & Mining ETF	Common Stocks	72,102,723	—	—	—	72,102,723	72,102,723
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	17,769,713	—	—	—	17,769,713	17,769,713
SPDR S&P Pharmaceuticals ETF	Common Stocks	18,307,468	—	—	—	18,307,468	18,307,468
SPDR S&P Retail ETF	Common Stocks	26,642,109	—	—	—	26,642,109	26,642,109
SPDR S&P Semiconductor ETF	Common Stocks	67,393,148	—	—	—	67,393,148	67,393,148
SPDR S&P Software & Services ETF	Common Stocks	19,846,535	—	—	—	19,846,535	19,846,535
SPDR S&P Telecom ETF	Common Stocks	1,846,258	—	—	—	1,846,258	1,846,258
SPDR S&P Transportation ETF	Common Stocks	17,083,071	—	—	—	17,083,071	17,083,071
SPDR MSCI USA Gender Diversity ETF	Common Stocks	52,105	—	—	—	52,105	52,105
SPDR ICE Preferred Securities ETF	Preferred Stocks	45,782,750	—	—	—	45,782,750	45,782,750
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
133

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value. A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.46%	$ 929.30	$2.24	$1,022.90	$2.35
SPDR Global Dow ETF	0.51	1,068.30	2.66	1,022.60	2.60
SPDR MSCI USA StrategicFactorsSM ETF	0.16	1,031.50	0.82	1,024.40	0.82
SPDR NYSE Technology ETF	0.36	944.50	1.76	1,023.40	1.84
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.21	1,014.00	1.07	1,024.10	1.07
SPDR S&P Capital Markets ETF	0.36	1,093.40	1.90	1,023.40	1.84
SPDR S&P Health Care Equipment ETF	0.36	1,057.90	1.87	1,023.40	1.84
SPDR S&P Health Care Services ETF	0.36	1,032.00	1.84	1,023.40	1.84
SPDR S&P Insurance ETF	0.36	1,094.10	1.90	1,023.40	1.84
SPDR S&P Internet ETF	0.36	830.60	1.66	1,023.40	1.84
SPDR S&P Metals & Mining ETF	0.36	1,159.70	1.96	1,023.40	1.84
SPDR S&P Oil & Gas Equipment & Services ETF	0.36	1,337.50	2.12	1,023.40	1.84
SPDR S&P Pharmaceuticals ETF	0.36	983.00	1.80	1,023.40	1.84
SPDR S&P Retail ETF	0.36	1,054.40	1.86	1,023.40	1.84
SPDR S&P Semiconductor ETF	0.36	1,105.20	1.91	1,023.40	1.84
SPDR S&P Software & Services ETF	0.36	979.60	1.80	1,023.40	1.84
SPDR S&P Telecom ETF	0.36	1,051.40	1.86	1,023.40	1.84
SPDR S&P Transportation ETF	0.36	995.40	1.81	1,023.40	1.84
SPDR MSCI USA Gender Diversity ETF	0.21	1,048.60	1.08	1,024.10	1.07
SPDR ICE Preferred Securities ETF	0.46	947.70	2.26	1,022.90	2.35
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Series Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
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SPDRLEGACYEQSAR

Semi-Annual Report
December 31, 2022
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Bloomberg 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.2%
Treasury Inflation Protected Indexed Notes 0.25% 1/15/2025	3.7
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.7
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	3.7
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2024	3.6
TOTAL	18.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
U.S. Treasury Bill 4.00% 1/26/2023	9.7%
U.S. Treasury Bill 3.11% 2/23/2023	9.5
U.S. Treasury Bill 2.68% 1/12/2023	7.3
U.S. Treasury Bill 3.79% 1/19/2023	7.3
U.S. Treasury Bill 2.84% 2/2/2023	7.2
TOTAL	41.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	98.7%
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg 3-12 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
U.S. Treasury Bill 1.87% 4/20/2023	7.3%
U.S. Treasury Bill 2.10% 5/18/2023	7.3
U.S. Treasury Bill 4.29% 3/23/2023	7.0
U.S. Treasury Bill 0.01% 4/13/2023	4.2
U.S. Treasury Bill 4.48% 4/27/2023	4.2
TOTAL	30.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investment	0.6
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Bloomberg Emerging Markets USD Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Dominican Republic International Bond 6.00% 7/19/2028	1.0%
Turkey Government International Bond 6.38% 10/14/2025	1.0
Petronas Capital, Ltd. 3.50% 4/21/2030	0.9
Kazakhstan Government International Bond 4.88% 10/14/2044	0.7
Peruvian Government International Bond 5.63% 11/18/2050	0.7
TOTAL	4.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Foreign Government Obligations	73.3%
Corporate Bonds & Notes	25.0
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Total Investments
Government	72.3%
Energy	12.3
Financial	3.9
Utilities	2.9
Basic Materials	2.8
Industrial	1.8
Consumer, Non-cyclical	1.2
Communications	0.2
Short-Term Investments	2.6
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
International Bank for Reconstruction & Development 4.62% 9/18/2025	1.1%
Goldman Sachs Group, Inc. 5.44% 2/23/2023	1.1
Inter-American Development Bank 4.29% 2/10/2026	1.0
International Bank for Reconstruction & Development 3.83% 1/13/2023	0.9
Asian Development Bank 5.29% 6/16/2026	0.9
TOTAL	5.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	79.3%
Foreign Government Obligations	20.1
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Total Investments
Financial	62.6%
Government	16.5
Consumer, Cyclical	5.2
Utilities	5.0
Communications	3.2
Consumer, Non-cyclical	2.2
Industrial	1.9
Energy	0.9
Technology	0.4
Basic Materials	0.1
Short-Term Investments	2.0
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.00% 6/1/2055	1.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	1.5
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.78% 7/1/2058	1.3
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	0.8
Florida Development Finance Corp., Educational Facilities Revenue AMT 7.38% 1/1/2049	0.8
TOTAL	6.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Municipal Bonds & Notes	98.9%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2022

% of Total Investments
California	12.2%
Puerto Rico	11.5
Illinois	9.8
New York	8.3
Florida	6.0
Texas	5.0
Pennsylvania	4.7
Ohio	4.3
New Jersey	3.3
Colorado	2.9
TOTAL	68.0%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Salt River Project Agricultural Improvement & Power District 5.00% 1/1/2031	0.6%
Triborough Bridge & Tunnel Authority 5.00% 5/15/2028	0.6
Commonwealth of Massachusetts 5.00% 11/1/2028	0.6
Texas, State Water Development Board Revenue 4.00% 10/15/2045	0.6
District of Columbia 5.00% 7/1/2047	0.5
TOTAL	2.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Municipal Bonds & Notes	98.9%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2022

% of Total Investments
New York	21.0%
California	18.4
Texas	11.1
Washington	4.8
Maryland	3.8
Massachusetts	3.6
Florida	3.4
Connecticut	2.9
Georgia	2.9
Colorado	2.5
TOTAL	74.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Orange County Transportation Authority Revenue 5.00% 10/15/2024	1.7%
New York, NY, City Municipal Water Finance Authority Revenue 5.00% 6/15/2026	1.1
California, State General Obligation 5.00% 10/1/2026	1.0
New Jersey Educational Facilities Authority Revenue 5.00% 3/1/2027	0.9
California, State General Obligation 4.00% 10/1/2024	0.8
TOTAL	5.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Municipal Bonds & Notes	98.4%
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2022

% of Total Investments
California	19.3%
New York	16.8
Texas	8.7
Maryland	5.1
Connecticut	4.8
Washington	4.6
Massachusetts	4.3
Virginia	3.2
Ohio	2.8
Georgia	2.7
TOTAL	72.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR Bloomberg Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Wells Fargo & Co. 7.50% 12/31/2049	2.2%
Bank of America Corp. 7.25% 12/31/2049	1.6
Palo Alto Networks, Inc. 0.38% 6/1/2025	1.4
Palo Alto Networks, Inc. 0.75% 7/1/2023	1.2
NextEra Energy, Inc. 5.28% 3/1/2023	1.2
TOTAL	7.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	66.3%
Convertible Bonds	16.3
Preferred Stocks	9.0
Convertible Preferred Stocks	8.2
Common Stocks	0.0 *
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Communications	24.6%
Technology	21.4
Consumer, Non-cyclical	19.5
Consumer, Cyclical	11.1
Financial	7.8
Utilities	6.3
Energy	4.4
Industrial	3.4
Basic Materials	1.3
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR Bloomberg High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.5%
Medline Borrower L.P. 3.88% 4/1/2029	0.4
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.4
Picard Midco, Inc. 6.50% 3/31/2029	0.4
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/2027	0.4
TOTAL	2.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	97.8%
Foreign Government Obligations	0.2
Common Stocks	0.0 *
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(6.0)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Consumer, Cyclical	22.9%
Communications	17.4
Consumer, Non-cyclical	15.9
Energy	11.1
Financial	9.9
Industrial	9.7
Technology	4.7
Basic Materials	4.1
Utilities	2.3
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(6.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Bloomberg Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.8%
TransDigm, Inc. 6.25% 3/15/2026	0.8
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/2027	0.7
Sprint LLC 7.88% 9/15/2023	0.7
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.6
TOTAL	3.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	97.4%
Foreign Government Obligations	0.1
Senior Floating Rate Loans	0.1
Common Stocks	0.0 *
Warrants	0.0 *
Short-Term Investments	10.5
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Consumer, Cyclical	25.9%
Communications	16.4
Energy	12.7
Financial	12.2
Consumer, Non-cyclical	12.2
Industrial	10.5
Basic Materials	2.8
Utilities	2.4
Technology	2.3
Diversified	0.2
Short-Term Investments	10.5
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Cisco Systems, Inc. 5.90% 2/15/2039	1.1%
Deutsche Telekom International Finance B.V. 8.75% 6/15/2030	1.1
Lloyds Banking Group PLC 2.44% 2/5/2026	1.1
Novartis Capital Corp. 1.75% 2/14/2025	0.8
Apple, Inc. 4.65% 2/23/2046	0.8
TOTAL	4.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.8%
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.9%
CVS Health Corp. 5.05% 3/25/2048	0.8
T-Mobile USA, Inc. 3.88% 4/15/2030	0.7
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.6
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	0.6
TOTAL	3.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.6%
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 7/15/2032	$ 47,539,165	$ 43,548,960
1.63%, 10/15/2027	27,644,166	27,610,291
1.75%, 1/15/2028	23,052,556	23,057,576
2.00%, 1/15/2026	34,960,318	34,937,701
2.38%, 1/15/2025	48,689,746	48,780,552
2.38%, 1/15/2027	23,972,539	24,447,265
2.50%, 1/15/2029	25,121,376	26,186,981
3.38%, 4/15/2032	12,612,895	14,419,287
3.63%, 4/15/2028	38,402,928	41,899,712
3.88%, 4/15/2029	43,723,479	49,135,984
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	1,001	999
0.13%, 7/15/2024	51,137,641	49,537,992
0.13%, 10/15/2024 (a)	39,396,672	37,973,959
0.13%, 4/15/2025	39,326,575	37,476,715
0.13%, 10/15/2025	38,152,731	36,264,577
0.13%, 4/15/2026	44,311,217	41,652,975
0.13%, 7/15/2026	50,308,630	47,402,379
0.13%, 10/15/2026	39,100,593	36,670,029
0.13%, 4/15/2027	28,631,857	26,677,594
0.13%, 1/15/2030	49,069,889	44,084,119
0.13%, 7/15/2030	46,692,206	41,796,958
0.13%, 1/15/2031	51,407,825	45,609,241
0.13%, 7/15/2031	49,382,045	43,584,239
0.13%, 1/15/2032 (a)	50,707,335	44,376,487
0.25%, 1/15/2025	52,794,195	50,664,618
0.25%, 7/15/2029	49,814,502	45,603,162
0.38%, 7/15/2025	51,967,245	49,935,183
0.38%, 1/15/2027	46,093,072	43,452,396
0.38%, 7/15/2027	46,843,029	44,159,523
0.50%, 4/15/2024	32,573,797	31,697,976
0.50%, 1/15/2028	45,340,227	42,657,151
0.63%, 4/15/2023	51,399	50,898
Security Description	Principal Amount	Value
0.63%, 1/15/2024	$ 51,286,944	$ 50,232,362
0.63%, 1/15/2026	59,407,135	57,030,880
0.75%, 7/15/2028	39,658,109	37,780,593
0.88%, 1/15/2029	40,213,660	38,306,917
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,500,291,141)		1,358,704,231
	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b) (c)	612,553	612,553
State Street Navigator Securities Lending Portfolio II (d) (e)	30,190,296	30,190,296
TOTAL SHORT-TERM INVESTMENTS (Cost $30,802,849)		30,802,849
TOTAL INVESTMENTS — 101.9% (Cost $1,531,093,990)		1,389,507,080
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(26,439,023)
NET ASSETS — 100.0%		$ 1,363,068,057
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,358,704,231	$—	$1,358,704,231
Short-Term Investments	30,802,849	—	—	30,802,849
TOTAL INVESTMENTS	$30,802,849	$1,358,704,231	$—	$1,389,507,080
See accompanying notes to financial statements.
14

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,813,733	$1,813,733	$ 52,031,857	$ 53,233,037	$—	$—	612,553	$ 612,553	$32,128
State Street Navigator Securities Lending Portfolio II	—	—	395,921,126	365,730,830	—	—	30,190,296	30,190,296	37,839
Total		$1,813,733	$447,952,983	$418,963,867	$—	$—		$30,802,849	$69,967
See accompanying notes to financial statements.
15

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7% (a)
U.S. Treasury Bill:
2.50%, 1/5/2023	$ 1,877,280,000	$ 1,876,900,902
2.68%, 1/12/2023	1,935,860,000	1,934,179,422
2.84%, 2/2/2023 (b)	1,935,904,000	1,929,761,803
2.93%, 1/10/2023	1,662,260,000	1,661,090,716
2.96%, 1/17/2023	1,662,255,000	1,659,876,928
3.10%, 1/3/2023	1,662,267,000	1,662,267,000
3.11%, 2/23/2023 (b)	2,542,072,000	2,526,773,353
3.16%, 2/16/2023	1,935,903,000	1,926,275,909
3.59%, 1/24/2023	1,564,483,000	1,560,977,870
3.79%, 1/19/2023	1,935,913,000	1,932,798,329
4.00%, 1/26/2023	2,600,761,000	2,594,313,167
4.03%, 2/21/2023 (b)	645,347,000	641,695,975
4.12%, 2/9/2023	1,936,154,000	1,928,429,733
4.25%, 2/28/2023 (b)	645,337,000	641,033,590
4.28%, 3/2/2023	1,877,262,000	1,864,441,615
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,334,753,720)		26,340,816,312
Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c) (d)	139,873,087	139,873,087
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	234,496,662	$ 234,496,662
TOTAL SHORT-TERM INVESTMENTS (Cost $374,369,750)		374,369,749
TOTAL INVESTMENTS — 100.1% (Cost $26,709,123,470)		26,715,186,061
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(21,724,191)
NET ASSETS — 100.0%		$26,693,461,870
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$26,340,816,312	$—	$26,340,816,312
Short-Term Investments	374,369,749	—	—	374,369,749
TOTAL INVESTMENTS	$374,369,749	$26,340,816,312	$—	$26,715,186,061

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	37,781,225	$37,781,225	$4,037,874,132	$3,935,782,270	$—	$—	139,873,087	$139,873,087	$2,442,305
State Street Navigator Securities Lending Portfolio II	—	—	1,824,051,932	1,589,555,270	—	—	234,496,663	234,496,662	113,308
Total		$37,781,225	$5,861,926,064	$5,525,337,540	$—	$—		$374,369,749	$2,555,613
See accompanying notes to financial statements.
16

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4% (a)
U.S. Treasury Bill:
0.01%, 3/7/2023	$ 20,086,000	$ 19,937,844
0.01%, 3/14/2023	20,091,000	19,927,802
0.01%, 3/28/2023	20,091,000	19,893,757
0.01%, 4/4/2023	19,746,000	19,532,911
0.01%, 4/6/2023	25,582,000	25,304,435
0.01%, 4/13/2023	27,410,000	27,100,495
0.01%, 5/4/2023	27,410,000	26,996,268
0.01%, 5/11/2023	27,410,000	26,967,477
0.01%, 10/5/2023	20,704,000	20,004,478
0.01%, 11/2/2023	20,712,000	19,925,964
0.01%, 11/30/2023	20,712,000	19,858,850
1.87%, 4/20/2023	48,103,000	47,475,850
2.10%, 5/18/2023	48,098,000	47,283,753
3.04%, 7/13/2023	20,707,000	20,214,873
3.09%, 8/10/2023	23,185,000	22,559,643
3.47%, 3/16/2023	25,588,000	25,375,799
4.05%, 3/9/2023	25,581,000	25,385,013
4.18%, 6/15/2023	20,705,000	20,287,612
4.29%, 3/23/2023	46,273,000	45,842,316
4.32%, 3/21/2023	20,091,000	19,909,363
4.34%, 9/7/2023	20,709,000	20,087,015
4.35%, 3/30/2023	25,582,000	25,319,942
4.48%, 4/27/2023	27,409,000	27,022,783
4.60%, 5/25/2023	27,410,000	26,922,229
Security Description	Principal Amount	Value
4.61%, 6/1/2023	$ 27,410,000	$ 26,899,205
TOTAL U.S. TREASURY OBLIGATIONS (Cost $646,163,943)		646,035,677
	Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b) (c) (Cost $4,006,008)	4,006,008	4,006,008
TOTAL INVESTMENTS — 100.0% (Cost $650,169,951)		650,041,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(44,911)
NET ASSETS — 100.0%		$ 649,996,774
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$646,035,677	$—	$646,035,677
Short-Term Investment	4,006,008	—	—	4,006,008
TOTAL INVESTMENTS	$4,006,008	$646,035,677	$—	$650,041,685

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,794	$244,794	$45,218,469	$41,457,255	$—	$—	4,006,008	$4,006,008	$44,973
See accompanying notes to financial statements.
17

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
AZERBAIJAN — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$ 650,000	$ 665,483
BAHRAIN — 0.4%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	408,836
BRAZIL — 1.7%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	244,360
Petrobras Global Finance B.V.:
5.60%, 1/3/2031 (a)	300,000	285,027
6.00%, 1/27/2028	450,000	449,591
6.75%, 1/27/2041	300,000	280,740
6.85%, 6/5/2115	486,000	412,463
6.90%, 3/19/2049	200,000	179,780
		1,851,961
CHILE — 2.7%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	650,000	572,923
3.63%, 8/1/2027	400,000	376,276
3.70%, 1/30/2050	850,000	636,769
Empresa De Los Ferrocarr SR 3.07%, 8/18/2050	200,000	124,850
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	600,000	503,424
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	168,832
5.25%, 11/6/2029	400,000	386,768
Interchile SA 4.50%, 6/30/2056 (b)	250,000	208,520
		2,978,362
CHINA — 4.3%
Bank of China, Ltd. 5.00%, 11/13/2024 (a)	600,000	596,370
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	663,484
China Construction Bank Corp. 5 Year CMT + 1.88%, 4.25%, 2/27/2029 (c)	400,000	395,593
China Resources Land, Ltd. 5 Year CMT + 5.14%, 3.75%, 12/9/2024 (c)	500,000	475,650
Chinalco Capital Holdings, Ltd. 2.13%, 6/3/2026	250,000	226,188
CNAC HK Finbridge Co., Ltd. 5.13%, 3/14/2028	500,000	480,717
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	191,094
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	200,000	190,470
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China, Ltd.:
4.88%, 9/21/2025	$ 200,000	$ 197,534
5 Year CMT + 2.37%, 3.20%, 9/24/2026 (c)	200,000	186,500
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	191,914
Sinopec Group Overseas Development 2018, Ltd. 2.30%, 1/8/2031	563,000	472,875
State Grid Overseas Investment BVI, Ltd:
1.63%, 8/5/2030	200,000	161,343
3.50%, 5/4/2027	300,000	286,377
		4,716,109
COLOMBIA — 1.0%
Ecopetrol SA:
5.38%, 6/26/2026	200,000	188,650
5.88%, 9/18/2023	220,000	218,755
5.88%, 5/28/2045 (a)	500,000	350,000
6.88%, 4/29/2030	400,000	363,124
		1,120,529
INDIA — 1.3%
Greenko Dutch B.V. 3.85%, 3/29/2026	334,250	289,942
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	750,000	743,625
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	409,065
		1,442,632
INDONESIA — 1.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	340,000	333,146
Pertamina Persero PT:
4.18%, 1/21/2050 (a)	250,000	191,622
5.63%, 5/20/2043	200,000	183,118
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027 (a)	500,000	473,105
5.45%, 5/21/2028	200,000	197,128
		1,378,119
ISRAEL — 0.3%
Israel Electric Corp., Ltd.:
3.75%, 2/22/2032 (b)	200,000	174,928
Series 6, 5.00%, 11/12/2024 (b)	200,000	197,750
		372,678
KAZAKHSTAN — 0.9%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	276,300
5.38%, 4/24/2030	650,000	580,691

See accompanying notes to financial statements.
18

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 10/24/2048	$ 200,000	$ 164,415
		1,021,406
MALAYSIA — 2.2%
Misc Capital Two Labuan, Ltd. 3.75%, 4/6/2027	200,000	182,742
Petronas Capital, Ltd.:
2.48%, 1/28/2032 (a)	250,000	206,158
3.40%, 4/28/2061 (a)	200,000	137,714
3.50%, 4/21/2030 (a)	1,000,000	913,880
4.50%, 3/18/2045	400,000	356,624
4.55%, 4/21/2050	400,000	356,244
TNB Global Ventures Capital Bhd 3.24%, 10/19/2026	250,000	231,452
		2,384,814
MEXICO — 2.4%
Comision Federal de Electricidad:
3.35%, 2/9/2031	200,000	156,782
4.88%, 1/15/2024	200,000	198,034
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	154,314
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	336,560
5.95%, 1/28/2031	300,000	227,646
6.49%, 1/23/2027	400,000	365,604
6.63%, 6/15/2035 (a)	150,000	109,160
6.75%, 9/21/2047	700,000	448,021
6.88%, 8/4/2026	300,000	284,955
6.95%, 1/28/2060	100,000	63,297
Petroleos Mexicanos Co. 6.70%, 2/16/2032	311,000	244,850
		2,589,223
MOROCCO — 0.4%
OCP SA:
3.75%, 6/23/2031	200,000	167,200
5.13%, 6/23/2051	400,000	302,547
		469,747
OMAN — 0.2%
Oryx Funding, Ltd. 5.80%, 2/3/2031	200,000	190,323
PANAMA — 0.6%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	342,772
Banco Nacional de Panama 2.50%, 8/11/2030	400,000	320,740
		663,512
PERU — 0.7%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (b)	250,000	227,395
Petroleos del Peru SA:
4.75%, 6/19/2032	316,000	241,674
Security Description	Principal Amount	Value
5.63%, 6/19/2047	$ 525,000	$ 341,591
		810,660
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	258,045
QATAR — 0.2%
Ooredoo International Finance, Ltd. 2.63%, 4/8/2031	200,000	171,672
SAUDI ARABIA — 1.2%
Gaci First Investment Co. 5.00%, 10/13/2027	200,000	199,972
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	328,928
3.25%, 11/24/2050	300,000	210,755
4.25%, 4/16/2039	250,000	223,176
4.38%, 4/16/2049	400,000	343,299
		1,306,130
SOUTH AFRICA — 0.5%
Eskom Holdings SOC, Ltd.:
6.35%, 8/10/2028	400,000	369,000
7.13%, 2/11/2025	200,000	181,584
		550,584
THAILAND — 0.3%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	265,587
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Ports Co. PJSC 2.50%, 5/6/2031	200,000	166,000
DP World Crescent, Ltd. 3.91%, 5/31/2023	400,000	396,402
DP World Salaam 5 Year CMT + 5.75%, 6.00%, 10/1/2025 (c)	400,000	395,420
DP World, Ltd.:
5.63%, 9/25/2048	200,000	187,237
6.85%, 7/2/2037 (b)	200,000	212,454
Emirates NBD Bank PJSC 6 year CMT + 3.66%, 6.13%, 3/20/2025 (c)	200,000	196,810
		1,554,323
UNITED STATES — 0.2%
DAE Funding LLC 3.38%, 3/20/2028	275,000	243,375
TOTAL CORPORATE BONDS & NOTES (Cost $32,160,829)		27,414,110

See accompanying notes to financial statements.
19

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 73.3%
ANGOLA — 1.1%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	$ 500,000	$ 454,400
Series REGS, 8.75%, 4/14/2032	200,000	172,860
Series REGS, 9.13%, 11/26/2049	500,000	389,400
Series REGS, 9.38%, 5/8/2048	250,000	197,500
		1,214,160
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,250,000	333,363
ARMENIA — 0.2%
Republic of Armenia International Bond Series REGS, 7.15%, 3/26/2025	200,000	201,816
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	100,000	99,005
BAHAMAS — 0.1%
Bahamas Government International Bond Series REGS, 6.00%, 11/21/2028	200,000	152,712
BAHRAIN — 2.7%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	170,500
Series REGS, 5.45%, 9/16/2032	808,000	712,842
Series REGS, 6.00%, 9/19/2044	400,000	311,161
Series REGS, 7.00%, 1/26/2026	700,000	716,676
Series REGS, 7.50%, 9/20/2047	500,000	447,904
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	547,004
		2,906,087
BERMUDA — 0.3%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	168,707
Security Description	Principal Amount	Value
Series REGS, 3.38%, 8/20/2050	$ 200,000	$ 141,984
		310,691
BOLIVIA — 0.3%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	450,000	362,583
BRAZIL — 3.6%
Brazilian Government International Bond:
3.75%, 9/12/2031	400,000	336,408
3.88%, 6/12/2030	600,000	521,196
4.25%, 1/7/2025	300,000	294,027
4.50%, 5/30/2029	400,000	371,080
4.63%, 1/13/2028	800,000	767,008
4.75%, 1/14/2050	200,000	139,612
5.00%, 1/27/2045	600,000	444,864
5.63%, 1/7/2041	300,000	253,644
5.63%, 2/21/2047	200,000	158,782
6.00%, 4/7/2026	400,000	413,824
8.25%, 1/20/2034	200,000	224,746
		3,925,191
CHILE — 1.9%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	163,934
2.55%, 7/27/2033	316,000	247,855
3.10%, 5/7/2041	400,000	287,800
3.10%, 1/22/2061	500,000	312,010
3.24%, 2/6/2028	200,000	185,556
3.50%, 1/31/2034	200,000	171,022
3.50%, 1/25/2050	300,000	217,788
3.86%, 6/21/2047	600,000	469,332
		2,055,297
CHINA — 0.4%
China Government Bond:
2.50%, 10/26/2051 (b)	300,000	201,471
4.00%, 10/19/2048	300,000	273,513
		474,984
COLOMBIA — 3.4%
Colombia Government International Bond:
3.00%, 1/30/2030	300,000	229,512
3.13%, 4/15/2031	400,000	297,260
3.25%, 4/22/2032	200,000	145,398
3.88%, 4/25/2027	400,000	354,136
3.88%, 2/15/2061	250,000	139,707
4.13%, 2/22/2042	250,000	157,110
4.13%, 5/15/2051	200,000	120,074
4.50%, 1/28/2026	300,000	281,956
5.00%, 6/15/2045	600,000	411,498
5.20%, 5/15/2049	400,000	273,532

See accompanying notes to financial statements.
20

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 2/26/2044	$ 500,000	$ 367,820
6.13%, 1/18/2041	750,000	597,825
7.38%, 9/18/2037	400,000	377,084
		3,752,912
COSTA RICA — 0.8%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	176,000	144,028
Series REGS, 6.13%, 2/19/2031	200,000	194,456
Series REGS, 7.00%, 4/4/2044	206,000	194,484
Series REGS, 7.16%, 3/12/2045	300,000	287,013
		819,981
DOMINICAN REPUBLIC — 3.4%
Dominican Republic International Bond:
Series REGS, 4.88%, 9/23/2032	850,000	707,251
Series REGS, 5.30%, 1/21/2041	300,000	231,828
Series REGS, 5.50%, 1/27/2025	300,000	297,351
Series REGS, 5.88%, 1/30/2060	400,000	293,840
Series REGS, 6.00%, 7/19/2028	1,150,000	1,107,519
Series REGS, 6.40%, 6/5/2049	400,000	323,704
Series REGS, 6.50%, 2/15/2048	400,000	329,916
Series REGS, 6.88%, 1/29/2026	200,000	202,566
Series REGS, 7.45%, 4/30/2044	300,000	279,831
		3,773,806
EGYPT — 2.8%
Egypt Government International Bond:
Series REGS, 5.58%, 2/21/2023	200,000	198,500
Series REGS, 5.88%, 6/11/2025	200,000	184,380
Series REGS, 5.88%, 2/16/2031	400,000	277,640
Series REGS, 7.05%, 1/15/2032	250,000	182,338
Series REGS, 7.30%, 9/30/2033	550,000	389,125
Series REGS, 7.50%, 1/31/2027	300,000	268,410
Series REGS, 7.50%, 2/16/2061	400,000	246,336
Security Description	Principal Amount	Value
Series REGS, 7.60%, 3/1/2029	$ 600,000	$ 487,410
Series REGS, 7.90%, 2/21/2048	400,000	252,048
Series REGS, 8.50%, 1/31/2047	400,000	265,870
Series REGS, 8.88%, 5/29/2050	450,000	303,409
		3,055,466
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	200,000	123,616
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.63%, 2/6/2031	200,000	163,300
7.00%, 11/24/2031 (b)	200,000	164,620
		327,920
GEORGIA — 0.2%
Georgia Government International Bond Series REGS, 2.75%, 4/22/2026	200,000	180,774
GHANA — 0.1%
Ghana Government International Bond Series REGS, 10.75%, 10/14/2030	200,000	139,652
GUATEMALA — 0.8%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	364,430
Series REGS, 4.88%, 2/13/2028	300,000	289,482
Series REGS, 6.13%, 6/1/2050	207,000	195,002
		848,914
HONDURAS — 0.2%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	300,000	241,440
HUNGARY — 1.2%
Hungary Government International Bond:
2.13%, 9/22/2031 (b)	650,000	480,740
Series REGS, 3.13%, 9/21/2051	350,000	210,148
7.63%, 3/29/2041	600,000	653,934
		1,344,822

See accompanying notes to financial statements.
21

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
INDIA — 1.0%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	$ 800,000	$ 632,216
Series REGS, 3.38%, 8/5/2026	550,000	515,020
		1,147,236
INDONESIA — 4.1%
Indonesia Government International Bond:
2.85%, 2/14/2030	400,000	359,108
3.40%, 9/18/2029	400,000	368,552
Series REGS, 3.85%, 7/18/2027	200,000	193,036
3.85%, 10/15/2030	600,000	566,064
4.20%, 10/15/2050	550,000	454,866
4.35%, 1/11/2048	400,000	344,752
4.45%, 4/15/2070	200,000	167,948
4.75%, 2/11/2029	100,000	100,164
Series REGS, 5.13%, 1/15/2045	400,000	387,696
Series REGS, 5.95%, 1/8/2046	400,000	420,400
Series REGS, 6.63%, 2/17/2037	200,000	226,748
Series REGS, 8.50%, 10/12/2035	200,000	253,490
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	700,000	687,120
		4,529,944
IRAQ — 0.4%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	393,840
IVORY COAST — 0.3%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	400,000	355,000
JAMAICA — 0.8%
Jamaica Government International Bond:
6.75%, 4/28/2028	400,000	424,952
7.88%, 7/28/2045	200,000	224,683
8.00%, 3/15/2039	200,000	235,646
		885,281
JORDAN — 0.7%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	300,000	288,390
Series REGS, 6.13%, 1/29/2026	100,000	98,689
Security Description	Principal Amount	Value
Series REGS, 7.38%, 10/10/2047	$ 500,000	$ 428,104
		815,183
KAZAKHSTAN — 1.0%
Kazakhstan Government International Bond:
Series REGS, 4.88%, 10/14/2044	100,000	89,134
Series REGS, 4.88%, 10/14/2044	900,000	802,206
Series REGS, 6.50%, 7/21/2045	200,000	207,312
		1,098,652
KENYA — 0.7%
Republic of Kenya Government International Bond:
Series REGS, 6.30%, 1/23/2034	200,000	153,600
Series REGS, 6.88%, 6/24/2024	200,000	183,464
Series REGS, 7.00%, 5/22/2027	200,000	178,576
Series REGS, 8.00%, 5/22/2032	200,000	170,340
Series REGS, 8.25%, 2/28/2048	100,000	77,225
		763,205
LUXEMBOURG — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	78,111
MALAYSIA — 0.2%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (b)	250,000	211,893
MEXICO — 2.4%
Mexico Government International Bond:
2.66%, 5/24/2031	300,000	241,728
3.25%, 4/16/2030	200,000	174,416
3.75%, 1/11/2028	200,000	189,060
Series EMTN, 3.75%, 4/19/2071	150,000	93,722
3.77%, 5/24/2061	200,000	127,046
4.40%, 2/12/2052	200,000	147,110
4.60%, 1/23/2046	700,000	544,446
4.75%, 4/27/2032	250,000	233,492
Series MTN, 4.75%, 3/8/2044	200,000	161,558
5.00%, 4/27/2051	200,000	162,734
5.55%, 1/21/2045	200,000	179,476
Series GMTN, 5.75%, 10/12/2110	150,000	126,442

See accompanying notes to financial statements.
22

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTNA, 7.50%, 4/8/2033	$ 200,000	$ 223,864
		2,605,094
MONGOLIA — 0.3%
Mongolia Government International Bond:
Series REGS, 3.50%, 7/7/2027	200,000	159,948
Series REGS, 5.13%, 4/7/2026	200,000	172,258
		332,206
MOROCCO — 0.5%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	200,000	173,809
Series REGS, 3.00%, 12/15/2032	150,000	119,189
Series REGS, 4.00%, 12/15/2050	300,000	205,015
		498,013
MOZAMBIQUE — 0.1%
Mozambique International Bond Series REGS, 5.00%, 9/15/2031 (d)	200,000	152,000
NAMIBIA — 0.2%
Namibia International Bonds Series REGS, 5.25%, 10/29/2025	200,000	187,000
NIGERIA — 1.8%
Nigeria Government International Bond:
Series REGS, 6.13%, 9/28/2028	200,000	154,272
Series REGS, 6.38%, 7/12/2023	250,000	247,116
Series REGS, 6.50%, 11/28/2027	200,000	161,000
Series REGS, 7.14%, 2/23/2030	200,000	152,932
Series REGS, 7.38%, 9/28/2033	350,000	248,654
Series REGS, 7.63%, 11/21/2025	200,000	183,986
Series REGS, 7.63%, 11/28/2047	400,000	256,648
Series REGS, 7.70%, 2/23/2038	200,000	135,480
Series REGS, 8.75%, 1/21/2031	200,000	163,240
Series REGS, 9.25%, 1/21/2049	300,000	223,710
		1,927,038
Security Description	Principal Amount	Value
OMAN — 3.7%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	$ 500,000	$ 482,596
Series REGS, 4.88%, 2/1/2025	400,000	392,311
Series REGS, 5.38%, 3/8/2027	400,000	391,128
Series REGS, 6.00%, 8/1/2029	600,000	601,344
Series REGS, 6.25%, 1/25/2031	200,000	201,101
Series REGS, 6.50%, 3/8/2047	400,000	363,741
Series REGS, 6.75%, 10/28/2027	650,000	672,711
Series REGS, 6.75%, 1/17/2048	200,000	187,111
Series REGS, 7.00%, 1/25/2051	200,000	193,000
Series REGS, 7.38%, 10/28/2032	200,000	216,849
Oman Sovereign Sukuk Co. Series REGS, 5.93%, 10/31/2025	400,000	405,595
		4,107,487
PAKISTAN — 0.4%
Pakistan Government International Bond:
Series REGS, 6.00%, 4/8/2026	200,000	79,000
Series REGS, 6.88%, 12/5/2027	200,000	77,264
Series REGS, 7.38%, 4/8/2031	200,000	70,000
Series REGS, 7.38%, 4/8/2031	250,000	87,500
Series REGS, 8.88%, 4/8/2051	200,000	68,500
		382,264
PANAMA — 3.2%
Panama Government International Bond:
2.25%, 9/29/2032	450,000	333,792
3.16%, 1/23/2030	200,000	172,108
3.30%, 1/19/2033	300,000	243,951
3.75%, 4/17/2026	350,000	330,138
3.87%, 7/23/2060	550,000	355,877
3.88%, 3/17/2028	400,000	377,840
4.30%, 4/29/2053	485,000	352,886
4.50%, 5/15/2047	310,000	238,613
4.50%, 4/1/2056	715,000	525,339
6.70%, 1/26/2036	350,000	366,373

See accompanying notes to financial statements.
23

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 1/29/2026	$ 200,000	$ 211,450
		3,508,367
PAPUA NEW GUINEA — 0.2%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	200,000	173,334
PARAGUAY — 0.8%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	550,000	533,165
Series REGS, 5.00%, 4/15/2026	200,000	199,540
Series REGS, 5.40%, 3/30/2050	200,000	173,000
		905,705
PERU — 3.1%
Corp. Financiera de Desarrollo SA Series REGS, 2.40%, 9/28/2027	200,000	167,128
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	200,000	188,864
Peruvian Government International Bond:
1.86%, 12/1/2032	350,000	255,927
2.39%, 1/23/2026	300,000	276,843
2.78%, 1/23/2031	450,000	373,662
2.78%, 12/1/2060	75,000	44,030
3.00%, 1/15/2034	600,000	474,264
3.23%, 7/28/2121	200,000	117,136
3.60%, 1/15/2072	200,000	130,718
5.63%, 11/18/2050	800,000	793,784
7.35%, 7/21/2025	300,000	314,427
8.75%, 11/21/2033	200,000	244,304
		3,381,087
PHILIPPINES — 4.1%
Philippine Government International Bond:
1.65%, 6/10/2031	450,000	359,834
2.46%, 5/5/2030	500,000	437,400
2.65%, 12/10/2045	200,000	134,482
2.95%, 5/5/2045	300,000	216,393
3.20%, 7/6/2046	400,000	292,004
3.70%, 3/1/2041	511,000	416,531
3.70%, 2/2/2042	300,000	243,534
3.75%, 1/14/2029	200,000	190,918
3.95%, 1/20/2040	338,000	286,188
5.50%, 3/30/2026	200,000	205,120
6.38%, 10/23/2034	276,000	305,802
7.75%, 1/14/2031	400,000	474,466
9.50%, 2/2/2030	500,000	634,400
10.63%, 3/16/2025	300,000	338,288
		4,535,360
Security Description	Principal Amount	Value
POLAND — 0.3%
Republic of Poland Government International Bond:
3.25%, 4/6/2026	$ 200,000	$ 191,766
5.75%, 11/16/2032	150,000	159,542
		351,308
QATAR — 0.2%
Qatar Government International Bond Series REGS, 5.75%, 1/20/2042	200,000	218,090
ROMANIA — 1.4%
Romanian Government International Bond:
3.00%, 2/27/2027 (b)	200,000	177,108
Series REGS, 3.00%, 2/14/2031	600,000	471,444
3.63%, 3/27/2032 (b)	300,000	239,073
Series REGS, 4.00%, 2/14/2051	150,000	99,267
Series REGS, 5.13%, 6/15/2048	300,000	237,750
6.00%, 5/25/2034 (b)	300,000	280,356
		1,504,998
RWANDA — 0.1%
Rwanda International Government Bond Series REGS, 5.50%, 8/9/2031	200,000	151,556
SAUDI ARABIA — 3.7%
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	200,000	185,535
Series REGS, 2.75%, 2/3/2032	250,000	217,731
Series REGS, 3.25%, 10/26/2026	500,000	477,560
Series REGS, 3.25%, 10/22/2030	600,000	547,500
Series REGS, 3.63%, 3/4/2028	600,000	572,238
Series REGS, 3.75%, 1/21/2055	200,000	157,364
Series REGS, 4.50%, 4/17/2030	200,000	198,254
Series REGS, 4.50%, 10/26/2046	450,000	398,813
Series REGS, 4.50%, 4/22/2060	200,000	177,296
Series REGS, 4.63%, 10/4/2047	400,000	357,288
Series REGS, 5.00%, 4/17/2049	400,000	376,150
Series REGS, 5.25%, 1/16/2050	200,000	196,000

See accompanying notes to financial statements.
24

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 10/25/2032	$ 200,000	$ 211,300
		4,073,029
SENEGAL — 0.3%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	165,112
Series REGS, 6.25%, 5/23/2033	200,000	164,800
		329,912
SERBIA — 0.1%
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	143,440
SOUTH AFRICA — 2.7%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	400,000	356,528
4.85%, 9/30/2029	500,000	445,290
4.88%, 4/14/2026	400,000	386,296
5.00%, 10/12/2046	650,000	456,404
5.38%, 7/24/2044	200,000	150,010
5.65%, 9/27/2047	300,000	220,608
5.75%, 9/30/2049	450,000	330,376
5.88%, 9/16/2025	200,000	200,292
5.88%, 6/22/2030	300,000	279,141
6.30%, 6/22/2048	200,000	159,904
		2,984,849
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bond Series REGS, 7.13%, 9/14/2027	200,000	142,020
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.50%, 8/4/2026	200,000	197,128
Series REGS, 4.50%, 6/26/2030	250,000	237,720
		434,848
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	200,000	137,700
TURKEY — 5.2%
Hazine Mustesarligi Varlik Kiralama A/S Series REGS, 5.00%, 4/6/2023	400,000	398,834
Turkey Government International Bond:
3.25%, 3/23/2023	200,000	199,656
4.88%, 4/16/2043	400,000	260,672
Security Description	Principal Amount	Value
5.13%, 2/17/2028	$ 500,000	$ 432,505
5.25%, 3/13/2030	500,000	402,425
5.75%, 3/22/2024	400,000	396,064
5.75%, 5/11/2047	200,000	136,026
5.88%, 6/26/2031	450,000	368,829
5.95%, 1/15/2031	400,000	330,000
6.00%, 3/25/2027	200,000	182,592
6.00%, 1/14/2041	400,000	289,464
6.13%, 10/24/2028	200,000	178,470
6.38%, 10/14/2025	1,100,000	1,054,603
6.63%, 2/17/2045	300,000	228,124
6.75%, 5/30/2040	400,000	316,213
7.63%, 4/26/2029	400,000	376,328
8.00%, 2/14/2034	100,000	100,819
		5,651,624
UNITED ARAB EMIRATES — 1.8%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	142,768
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	500,000	327,630
Series REGS, 4.38%, 3/10/2051	200,000	134,289
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	400,000	362,544
3.20%, 7/13/2031	300,000	254,917
3.85%, 4/3/2026	411,000	392,057
4.23%, 3/14/2028	400,000	380,808
		1,995,013
URUGUAY — 2.1%
Uruguay Government International Bond:
4.38%, 1/23/2031	700,000	695,653
4.98%, 4/20/2055	400,000	383,428
5.10%, 6/18/2050	780,000	766,327
7.63%, 3/21/2036	400,000	507,104
		2,352,512
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bond:
Series REGS, 3.70%, 11/25/2030	300,000	250,658
3.90%, 10/19/2031 (b)	200,000	163,978
		414,636
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $97,360,898)		80,504,027

See accompanying notes to financial statements.
25

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e)(f)	42,463	$ 42,471
State Street Navigator Securities Lending Portfolio II (g)(h)	2,867,570	2,867,570
TOTAL SHORT-TERM INVESTMENTS (Cost $2,910,044)		2,910,041
TOTAL INVESTMENTS — 101.0% (Cost $132,431,771)		110,828,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,080,657)
NET ASSETS — 100.0%		$ 109,747,521
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
MTNA	Medium Term Note, Series A

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 27,414,110	$—	$ 27,414,110
Foreign Government Obligations	—	80,504,027	—	80,504,027
Short-Term Investments	2,910,041	—	—	2,910,041
TOTAL INVESTMENTS	$2,910,041	$107,918,137	$—	$110,828,178

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$22,429,626	$22,385,466	$(1,686)	$ (3)	42,463	$ 42,471	$3,028
State Street Navigator Securities Lending Portfolio II	—	—	9,511,980	6,644,410	—	—	2,867,570	2,867,570	—
Total		$—	$31,941,606	$29,029,876	$(1,686)	$ (3)		$2,910,041	$3,028
See accompanying notes to financial statements.
26

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 79.3%
AUTO MANUFACTURERS — 4.9%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 4.81%, 2/22/2023 (a)	$ 9,075,000	$ 9,070,372
3 Month USD LIBOR + 0.42%, 5.15%, 9/8/2023 (a)	3,393,000	3,390,489
Series MTN, 3 Month USD LIBOR + 0.37%, 4.96%, 5/10/2023 (a)	5,686,000	5,684,351
BMW US Capital LLC:
SOFR + 0.38%, 4.51%, 8/12/2024 (a) (b)	9,073,000	8,978,187
SOFR + 0.53%, 4.85%, 4/1/2024 (a) (b)	10,273,000	10,213,519
SOFR + 0.84%, 5.16%, 4/1/2025 (a) (b)	4,680,000	4,650,937
Daimler Trucks Finance North America LLC:
SOFR + 0.50%, 4.78%, 6/14/2023 (a) (b)	4,040,000	4,031,920
SOFR + 0.60%, 4.92%, 12/14/2023 (a) (b)	5,560,000	5,532,089
SOFR + 0.75%, 5.06%, 12/13/2024 (a) (b)	4,780,000	4,718,195
SOFR + 1.00%, 4.66%, 4/5/2024 (a) (b)	7,050,000	7,021,095
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 4.74%, 1/5/2023 (a)	1,516,000	1,516,000
SOFR + 0.62%, 4.42%, 10/15/2024 (a) (c)	5,216,000	5,088,677
SOFR + 0.76%, 5.03%, 3/8/2024 (a)	4,851,000	4,768,679
SOFR + 1.04%, 5.24%, 2/26/2027 (a)	3,582,000	3,339,105
SOFR + 1.20%, 5.36%, 11/17/2023 (a)	8,309,000	8,271,028
SOFR + 1.30%, 4.99%, 4/7/2025 (a)	7,800,000	7,600,008
Mercedes-Benz Finance North America LLC 3 Month USD LIBOR + 0.84%, 5.35%, 5/4/2023 (a) (b)	3,876,000	3,878,752
Nissan Motor Acceptance Co. LLC 3 Month USD LIBOR + 0.64%, 5.37%, 3/8/2024 (a) (b)	4,150,000	4,075,632
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
SOFR + 0.26%, 4.58%, 6/18/2024 (a)	$ 4,312,000	$ 4,275,520
SOFR + 0.32%, 4.00%, 4/6/2023 (a)	8,677,000	8,672,141
SOFR + 0.32%, 4.09%, 1/13/2025 (a)	3,994,000	3,942,318
SOFR + 0.33%, 4.06%, 1/11/2024 (a)	10,093,000	10,047,481
SOFR + 0.35%, 4.65%, 6/13/2023 (a)	750,000	749,062
SOFR + 0.62%, 4.94%, 3/22/2024 (a)	4,650,000	4,640,514
SOFR + 0.65%, 4.97%, 12/29/2023 (a)	500,000	499,750
Series B, SOFR + 0.29%, 4.58%, 9/13/2024 (a)	5,908,000	5,851,401
Volkswagen Group of America Finance LLC SOFR + 0.95%, 5.21%, 6/7/2024 (a) (b)	6,050,000	6,016,846
		146,524,068
BANKS — 49.5%
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 5.72%, 6/14/2023 (a) (b)	5,845,000	5,856,456
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 5.78%, 2/23/2023 (a)	6,249,000	6,251,937
3 Month USD LIBOR + 1.12%, 5.04%, 4/12/2023 (a)	5,610,000	5,607,980
SOFR + 1.24%, 5.41%, 5/24/2024 (a)	8,400,000	8,379,168
Bank of America Corp.:
3 Month USD LIBOR + 0.77%, 5.30%, 2/5/2026 (a)	1,033,000	1,019,860
SOFR + 0.69%, 4.64%, 4/22/2025 (a)	18,772,000	18,486,290
SOFR + 0.97%, 4.92%, 7/22/2027 (a)	7,415,000	7,168,748
SOFR + 1.33%, 5.65%, 4/2/2026 (a) (c)	10,525,000	10,431,433
SOFR + 1.10%, 5.07%, 4/25/2025 (a)	8,200,000	8,148,832
Series 2025, SOFR + 0.66%, 4.76%, 2/4/2025 (a)	14,378,000	14,169,375
Series GMTN, 3 Month USD LIBOR + 0.96%, 5.28%, 7/23/2024 (a)	2,772,000	2,770,725
Series MTN, 3 Month USD LIBOR + 0.79%, 5.56%, 3/5/2024 (a)	10,313,000	10,305,472

See accompanying notes to financial statements.
27

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.73%, 4.68%, 10/24/2024 (a)	$ 18,746,000	$ 18,544,855
Bank of Montreal:
SOFR + 0.27%, 4.06%, 4/14/2023 (a)	4,725,000	4,719,803
SOFR + 0.27%, 4.58%, 9/15/2023 (a)	8,358,000	8,328,496
SOFR + 0.32%, 4.02%, 7/9/2024 (a) (c)	7,712,000	7,608,891
SOFR + 0.35%, 4.62%, 12/8/2023 (a)	7,360,000	7,327,469
SOFR + 0.47%, 4.17%, 1/10/2025 (a)	5,439,000	5,342,403
SOFR + 0.62%, 4.93%, 9/15/2026 (a)	10,992,000	10,629,044
SOFR + 0.68%, 4.96%, 3/10/2023 (a)	16,897,000	16,900,717
SOFR + 0.71%, 4.98%, 3/8/2024 (a)	4,806,000	4,780,624
SOFR + 1.06%, 5.33%, 6/7/2025 (a)	3,911,000	3,879,360
Bank of New York Mellon Corp.:
SOFR + 0.26%, 4.21%, 4/26/2024 (a)	5,918,000	5,876,041
SOFR + 0.62%, 4.54%, 4/25/2025 (a)	4,075,000	4,009,515
Series J, SOFR + 0.20%, 4.12%, 10/25/2024 (a)	4,873,000	4,811,113
Bank of New Zealand SOFR + 0.81%, 4.78%, 1/27/2027 (a) (b)	4,950,000	4,850,802
Bank of Nova Scotia:
SOFR + 0.26%, 4.57%, 9/15/2023 (a)	7,390,000	7,363,470
SOFR + 0.38%, 4.38%, 7/31/2024 (a)	4,699,000	4,636,503
SOFR + 0.55%, 4.79%, 3/2/2026 (a)	3,620,000	3,500,033
SOFR + 0.55%, 4.86%, 9/15/2023 (a) (c)	19,200,000	19,161,216
SOFR + 0.61%, 4.92%, 9/15/2026 (a)	11,039,000	10,653,739
SOFR + 0.90%, 4.63%, 4/11/2025 (a)	5,050,000	4,990,056
SOFR + 0.96%, 5.24%, 3/11/2024 (a)	4,750,000	4,740,642
SOFR + 0.45%, 4.24%, 4/15/2024 (a) (c)	7,105,000	7,041,552
SOFR + 0.46%, 4.17%, 1/10/2025 (a)	4,214,000	4,137,895
Banque Federative du Credit Mutuel SA SOFR + 0.41%, 4.49%, 2/4/2025 (a) (b)	13,388,000	13,087,172
Security Description	Principal Amount	Value
Barclays PLC 3 Month USD LIBOR + 1.38%, 6.02%, 5/16/2024 (a)	$ 10,391,000	$ 10,374,686
BPCE SA SOFR + 0.57%, 4.36%, 1/14/2025 (a) (b)	11,228,000	10,982,893
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 4.66%, 6/22/2023 (a)	7,200,000	7,188,840
SOFR + 0.40%, 4.71%, 12/14/2023 (a)	7,618,000	7,579,224
SOFR + 0.42%, 4.23%, 10/18/2024 (a)	9,593,000	9,445,076
SOFR + 0.80%, 5.12%, 3/17/2023 (a)	16,997,000	17,004,309
SOFR + 0.94%, 4.63%, 4/7/2025 (a) (c)	10,235,000	10,115,455
Series BKNT, 3 Month USD LIBOR + 0.66%, 5.39%, 9/13/2023 (a)	760,000	759,704
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 5.78%, 6/1/2024 (a)	2,041,000	2,042,184
3 Month USD LIBOR + 1.10%, 5.75%, 5/17/2024 (a)	8,372,000	8,377,107
3 Month USD LIBOR + 1.25%, 6.00%, 7/1/2026 (a)	500,000	495,285
SOFR + 0.67%, 4.73%, 5/1/2025 (a)	12,607,000	12,377,174
SOFR + 0.69%, 4.62%, 1/25/2026 (a) (c)	13,899,000	13,517,194
SOFR + 0.77%, 5.06%, 6/9/2027 (a)	10,500,000	10,030,650
SOFR + 1.28%, 5.49%, 2/24/2028 (a)	1,000,000	965,070
SOFR + 1.37%, 5.59%, 5/24/2025 (a)	13,000,000	12,974,650
SOFR + 1.53%, 5.85%, 3/17/2026 (a)	15,600,000	15,512,796
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.70%, 5.44%, 3/16/2023 (a) (b)	730,000	730,365
SOFR + 0.40%, 4.09%, 7/7/2025 (a) (b)	25,179,000	24,817,933
SOFR + 0.52%, 4.83%, 6/15/2026 (a) (b)	7,147,000	6,993,983
SOFR + 0.74%, 5.05%, 3/14/2025 (a) (b)	17,937,000	17,848,571
SOFR + 0.97%, 5.28%, 3/14/2027 (a) (b)	4,225,000	4,176,159

See accompanying notes to financial statements.
28

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 4.39%, 1/10/2023 (a)	$ 3,735,000	$ 3,735,299
SOFR + 0.30%, 4.04%, 1/12/2024 (a)	11,707,000	11,633,714
Credit Agricole SA 3 Month USD LIBOR + 1.02%, 5.34%, 4/24/2023 (a) (b)	6,126,000	6,131,820
Credit Suisse AG:
SOFR + 0.39%, 4.44%, 2/2/2024 (a)	16,018,000	15,260,669
SOFR + 0.38%, 4.49%, 8/9/2023 (a)	11,662,000	11,406,719
Credit Suisse Group AG 3 Month USD LIBOR + 1.24%, 5.98%, 6/12/2024 (a) (b)	1,755,000	1,656,843
DBS Group Holdings, Ltd. SOFR + 0.30%, 4.46%, 11/22/2024 (a) (b)	3,425,000	3,397,258
Deutsche Bank AG:
SOFR + 1.22%, 5.37%, 11/16/2027 (a)	5,000,000	4,438,050
3 Month USD LIBOR + 1.23%, 5.97%, 2/27/2023 (a)	4,361,000	4,363,529
Series E, SOFR + 0.50%, 4.60%, 11/8/2023 (a)	8,950,000	8,877,147
DNB Bank ASA SOFR + 0.83%, 5.15%, 3/28/2025 (a) (b)	7,650,000	7,592,395
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 4.62%, 5/21/2024 (a) (b)	5,999,000	5,924,312
Goldman Sachs Group Inc:
SOFR + 0.82%, 5.10%, 9/10/2027 (a)	330,000	312,659
SOFR + 0.92%, 4.80%, 10/21/2027 (a)	6,842,000	6,492,990
SOFR + 1.39%, 5.70%, 3/15/2024 (a) (c)	8,700,000	8,710,875
SOFR + 0.79%, 5.07%, 12/9/2026 (a)	2,390,000	2,296,527
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 5.44%, 2/23/2023 (a)	32,646,000	32,659,385
SOFR + 0.49%, 4.37%, 10/21/2024 (a)	10,385,000	10,205,859
SOFR + 0.50%, 4.78%, 9/10/2024 (a)	16,025,000	15,775,971
SOFR + 0.58%, 4.85%, 3/8/2024 (a)	13,614,000	13,516,660
SOFR + 0.70%, 4.60%, 1/24/2025 (a)	26,768,000	26,344,530
Security Description	Principal Amount	Value
SOFR + 0.81%, 5.09%, 3/9/2027 (a)	$ 10,476,000	$ 9,999,028
3 Month USD LIBOR + 1.17%, 5.78%, 5/15/2026 (a)	1,000,000	990,470
Series MTN, 3 Month USD LIBOR + 1.60%, 6.33%, 11/29/2023 (a)	11,283,000	11,366,269
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 5.67%, 5/18/2024 (a)	19,184,000	19,112,252
3 Month USD LIBOR + 1.23%, 5.97%, 3/11/2025 (a)	4,806,000	4,748,184
SOFR + 1.43%, 5.70%, 3/10/2026 (a)	12,725,000	12,485,643
SOFR + 0.58%, 4.75%, 11/22/2024 (a)	14,199,000	13,859,786
Huntington National Bank SOFR + 1.19%, 5.34%, 5/16/2025 (a)	3,775,000	3,742,648
ING Groep NV:
3 Month USD LIBOR + 1.00%, 5.75%, 10/2/2023 (a)	4,000,000	4,004,720
SOFR + 1.01%, 5.33%, 4/1/2027 (a)	345,000	332,125
SOFR + 1.64%, 5.96%, 3/28/2026 (a)	12,950,000	12,862,328
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 5.05%, 4/23/2024 (a)	3,854,000	3,852,343
3 Month USD LIBOR + 0.89%, 5.21%, 7/23/2024 (a)	7,007,000	6,976,940
SOFR + 0.54%, 4.77%, 6/1/2025 (a)	8,704,000	8,539,668
SOFR + 0.58%, 4.90%, 3/16/2024 (a)	18,265,000	18,182,442
SOFR + 0.60%, 4.88%, 12/10/2025 (a)	8,230,000	8,053,466
SOFR + 0.77%, 5.09%, 9/22/2027 (a)	2,000,000	1,930,740
SOFR + 0.92%, 5.12%, 2/24/2026 (a) (c)	17,635,000	17,295,174
SOFR + 0.97%, 5.28%, 6/14/2025 (a)	9,000,000	8,913,330
SOFR + 1.32%, 5.27%, 4/26/2026 (a)	11,795,000	11,691,794
SOFR + 0.58%, 4.90%, 6/23/2025 (a)	9,108,000	8,914,182
Series GMTN, 3 Month USD LIBOR + 0.85%, 4.76%, 1/10/2025 (a)	2,228,000	2,223,054

See accompanying notes to financial statements.
29

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KeyBank NA SOFR + 0.32%, 4.63%, 6/14/2024 (a)	$ 5,500,000	$ 5,452,205
Macquarie Bank, Ltd.:
SOFR + 0.30%, 3.98%, 4/6/2023 (a) (b)	3,375,000	3,369,094
SOFR + 1.31%, 5.63%, 3/21/2025 (a) (b)	7,165,000	7,169,012
Macquarie Group, Ltd.:
SOFR + 0.71%, 4.50%, 10/14/2025 (a) (b)	22,208,000	21,657,908
SOFR + 0.92%, 5.24%, 9/23/2027 (a) (b)	7,500,000	7,119,150
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 5.52%, 3/2/2023 (a)	7,279,000	7,282,348
3 Month USD LIBOR + 0.86%, 5.19%, 7/26/2023 (a)	19,327,000	19,353,478
SOFR + 1.39%, 5.65%, 9/12/2025 (a)	6,500,000	6,487,195
SOFR + 1.65%, 5.46%, 7/18/2025 (a)	5,500,000	5,516,280
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 5.34%, 9/8/2024 (a)	1,770,000	1,752,495
3 Month USD LIBOR + 0.63%, 5.39%, 5/25/2024 (a)	8,381,000	8,328,116
3 Month USD LIBOR + 0.79%, 5.56%, 3/5/2023 (a)	14,145,000	14,154,760
3 Month USD LIBOR + 1.00%, 5.74%, 9/11/2024 (a)	2,511,000	2,504,321
SOFR + 0.96%, 5.12%, 5/22/2026 (a)	20,141,000	19,688,432
3 Month USD LIBOR + 0.99%, 4.90%, 7/10/2024 (a)	2,850,000	2,844,785
Morgan Stanley:
SOFR + 0.63%, 4.58%, 1/24/2025 (a)	20,355,000	20,049,064
SOFR + 0.95%, 5.13%, 2/18/2026 (a)	13,666,000	13,436,001
SOFR + 1.17%, 5.02%, 4/17/2025 (a)	9,405,000	9,347,347
Series GMTN, 3 Month USD LIBOR + 1.22%, 5.77%, 5/8/2024 (a)	9,437,000	9,453,798
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.60%, 4.52%, 4/12/2023 (a) (b)	2,355,000	2,355,212
Security Description	Principal Amount	Value
SOFR + 0.38%, 4.12%, 1/12/2025 (a) (b)	$ 16,530,000	$ 16,328,499
SOFR + 0.65%, 4.39%, 1/12/2027 (a) (b)	7,295,000	7,139,033
National Bank of Canada SOFR + 0.49%, 4.58%, 8/6/2024 (a)	3,408,000	3,363,492
NatWest Group PLC 3 Month USD LIBOR + 1.55%, 6.27%, 6/25/2024 (a)	4,723,000	4,722,575
NatWest Markets PLC:
SOFR + 0.53%, 4.66%, 8/12/2024 (a) (b)	5,320,000	5,226,049
SOFR + 0.76%, 5.08%, 9/29/2026 (a) (b)	4,580,000	4,364,007
SOFR + 1.45%, 5.77%, 3/22/2025 (a) (b)	7,500,000	7,427,325
Nordea Bank Abp SOFR + 0.96%, 5.21%, 6/6/2025 (a) (b)	3,670,000	3,646,879
Royal Bank of Canada:
SOFR + 0.30%, 4.16%, 1/19/2024 (a)	9,289,000	9,220,261
SOFR + 0.34%, 4.03%, 10/7/2024 (a)	7,292,000	7,173,943
SOFR + 0.36%, 4.35%, 7/29/2024 (a) (c)	7,006,000	6,922,699
SOFR + 0.44%, 4.32%, 1/21/2025 (a)	6,695,000	6,577,168
SOFR + 0.45%, 4.40%, 10/26/2023 (a)	12,627,000	12,592,655
SOFR + 0.57%, 4.54%, 4/27/2026 (a)	5,020,000	4,855,244
SOFR + 0.59%, 4.64%, 11/2/2026 (a)	8,098,000	7,782,178
SOFR + 0.71%, 4.59%, 1/21/2027 (a)	4,743,000	4,582,971
SOFR + 0.84%, 4.63%, 4/14/2025 (a)	500,000	494,065
Series GMTN, 3 Month USD LIBOR + 0.36%, 4.44%, 1/17/2023 (a)	2,987,000	2,986,432
Series GMTN, SOFR + 0.53%, 4.40%, 1/20/2026 (a)	5,295,000	5,134,720
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 5.08%, 9/1/2023 (a) (b)	2,186,000	2,181,584
SOFR + 0.96%, 5.24%, 6/9/2025 (a) (b)	5,975,000	5,926,662
Societe Generale SA SOFR + 1.05%, 4.93%, 1/21/2026 (a) (b)	9,240,000	8,896,364

See accompanying notes to financial statements.
30

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered PLC:
SOFR + 0.93%, 5.12%, 11/23/2025 (a) (b)	$ 6,245,000	$ 6,100,865
SOFR + 1.74%, 6.06%, 3/30/2026 (a) (b)	6,125,000	6,025,775
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 4.82%, 1/17/2023 (a)	5,792,000	5,790,610
3 Month USD LIBOR + 0.80%, 4.88%, 10/16/2023 (a)	3,063,000	3,065,481
3 Month USD LIBOR + 0.86%, 5.09%, 7/19/2023 (a)	3,694,000	3,701,942
SOFR + 0.88%, 4.61%, 1/14/2027 (a)	17,075,000	16,690,642
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.44%, 4.75%, 9/16/2024 (a) (b)	9,675,000	9,603,018
Svenska Handelsbanken AB SOFR + 0.91%, 5.19%, 6/10/2025 (a) (b)	4,100,000	4,065,970
Swedbank AB SOFR + 0.91%, 5.23%, 4/4/2025 (a) (b)	4,525,000	4,483,370
Toronto-Dominion Bank:
SOFR + 0.22%, 4.46%, 6/2/2023 (a)	5,250,000	5,239,395
SOFR + 0.24%, 3.92%, 1/6/2023 (a)	7,882,000	7,881,764
SOFR + 0.36%, 4.60%, 3/4/2024 (a)	10,300,000	10,220,587
SOFR + 0.41%, 4.12%, 1/10/2025 (a)	5,330,000	5,237,045
SOFR + 0.45%, 4.77%, 9/28/2023 (a)	7,977,000	7,959,690
SOFR + 0.59%, 4.87%, 9/10/2026 (a)	5,212,000	5,042,558
SOFR + 0.91%, 5.18%, 3/8/2024 (a)	6,442,000	6,429,825
SOFR + 1.02%, 5.27%, 6/6/2025 (a)	5,288,000	5,238,028
Series GMTN, 3 Month USD LIBOR + 0.64%, 4.87%, 7/19/2023 (a)	604,000	604,205
Series MTN, SOFR + 0.35%, 4.63%, 9/10/2024 (a)	11,872,000	11,684,541
Series MTN, SOFR + 0.48%, 4.45%, 1/27/2023 (a)	11,515,000	11,511,776
Truist Bank:
SOFR + 0.20%, 4.00%, 1/17/2024 (a) (c)	14,252,000	14,147,960
Security Description	Principal Amount	Value
SOFR + 0.73%, 5.01%, 3/9/2023 (a)	$ 2,455,000	$ 2,447,316
Truist Financial Corp. SOFR + 0.40%, 4.68%, 6/9/2025 (a)	18,056,000	17,664,365
UBS AG:
SOFR + 0.32%, 4.55%, 6/1/2023 (a) (b)	11,718,000	11,698,782
SOFR + 0.36%, 4.47%, 2/9/2024 (a) (b)	12,830,000	12,761,488
SOFR + 0.45%, 4.56%, 8/9/2024 (a) (b)	12,560,000	12,467,307
UBS Group AG SOFR + 1.58%, 5.71%, 5/12/2026 (a) (b)	7,000,000	7,016,170
United Overseas Bank, Ltd. SOFR + 0.70%, 4.31%, 4/7/2025 (a) (b)	4,000,000	3,995,520
Wells Fargo & Co. SOFR + 1.32%, 5.24%, 4/25/2026 (a)	11,233,000	11,172,342
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 4.33%, 1/13/2023 (a)	10,710,000	10,709,036
3 Month USD LIBOR + 0.57%, 4.48%, 1/11/2023 (a) (c)	4,652,000	4,651,628
3 Month USD LIBOR + 0.72%, 5.33%, 5/15/2023 (a)	4,239,000	4,241,798
3 Month USD LIBOR + 0.77%, 5.51%, 2/26/2024 (a)	850,000	849,711
SOFR + 0.30%, 4.47%, 11/18/2024 (a)	11,120,000	10,994,900
SOFR + 0.52%, 4.77%, 6/3/2026 (a)	7,465,000	7,304,876
SOFR + 1.00%, 5.20%, 8/26/2025 (a)	11,390,000	11,382,369
		1,485,585,253
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 5.72%, 11/15/2023 (a)	3,142,000	3,138,764
DIVERSIFIED FINANCIAL SERVICES — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 5.00%, 9/29/2023 (a)	6,285,000	6,188,399
AIG Global Funding SOFR + 0.38%, 4.69%, 12/15/2023 (a) (b)	3,465,000	3,454,674

See accompanying notes to financial statements.
31

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
American Express Co.:
3 Month USD LIBOR + 0.65%, 5.39%, 2/27/2023 (a)	$ 5,237,000	$ 5,237,890
3 Month USD LIBOR + 0.75%, 5.21%, 8/3/2023 (a)	3,505,000	3,505,175
SOFR + 0.23%, 4.30%, 11/3/2023 (a)	7,582,000	7,542,574
SOFR + 0.65%, 4.73%, 11/4/2026 (a)	6,927,000	6,732,698
SOFR + 0.72%, 4.79%, 5/3/2024 (a)	6,486,000	6,453,311
SOFR + 0.93%, 5.18%, 3/4/2025 (a)	7,485,000	7,458,653
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 5.85%, 9/26/2023 (a) (b)	2,000,000	1,999,000
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 5.13%, 1/30/2023 (a)	4,575,000	4,575,000
SOFR + 0.69%, 4.96%, 12/6/2024 (a)	10,735,000	10,522,662
SOFR + 1.35%, 5.48%, 5/9/2025 (a)	4,180,000	4,125,660
Charles Schwab Corp.:
SOFR + 0.50%, 4.82%, 3/18/2024 (a)	15,037,000	14,965,725
SOFR + 0.52%, 4.65%, 5/13/2026 (a)	6,411,000	6,208,476
SOFR + 1.05%, 5.30%, 3/3/2027 (a)	6,099,000	5,931,582
		94,901,479
ELECTRIC — 4.2%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 4.92%, 11/1/2023 (a)	6,006,000	6,000,474
CenterPoint Energy, Inc. SOFR + 0.65%, 4.78%, 5/13/2024 (a)	12,548,000	12,394,663
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 5.30%, 9/15/2023 (a)	12,344,000	12,321,534
Duke Energy Corp. SOFR + 0.25%, 4.53%, 6/10/2023 (a)	6,395,000	6,371,402
Eversource Energy Series T, SOFR + 0.25%, 4.39%, 8/15/2023 (a)	4,437,000	4,412,153
Florida Power & Light Co.:
SOFR + 0.25%, 4.37%, 5/10/2023 (a)	13,848,000	13,824,320
Security Description	Principal Amount	Value
SOFR + 0.38%, 4.12%, 1/12/2024 (a)	$ 9,665,000	$ 9,590,000
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.40%, 4.49%, 8/7/2023 (a)	5,495,000	5,476,207
Series D, SOFR + 0.33%, 4.14%, 10/18/2024 (a)	3,935,000	3,878,651
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.40%, 4.47%, 11/3/2023 (a)	16,000,000	15,936,160
SOFR + 0.54%, 4.77%, 3/1/2023 (a) (c)	6,168,000	6,160,228
SOFR + 1.02%, 5.34%, 3/21/2024 (a) (c)	6,493,000	6,485,923
PPL Electric Utilities Corp. SOFR + 0.33%, 4.65%, 6/24/2024 (a)	7,985,000	7,881,355
Southern California Edison Co.:
SOFR + 0.64%, 4.96%, 4/3/2023 (a) (c)	2,514,000	2,511,612
SOFR + 0.83%, 5.15%, 4/1/2024 (a)	7,140,000	7,089,449
Southern Co. Series 2021, SOFR + 0.37%, 4.49%, 5/10/2023 (a)	7,429,000	7,404,261
		127,738,392
ENTERTAINMENT — 0.2%
WarnerMedia Holdings, Inc. SOFR + 1.78%, 6.09%, 3/15/2024 (a) (b)	6,135,000	6,118,436
FOOD — 0.2%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 5.09%, 10/17/2023 (a)	4,844,000	4,856,013
GAS — 0.8%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 5.10%, 3/9/2023 (a)	13,719,000	13,709,671
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 5.28%, 3/2/2023 (a)	3,429,000	3,427,423
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 5.10%, 9/14/2023 (a)	3,099,000	3,090,106

See accompanying notes to financial statements.
32

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spire Missouri, Inc. SOFR + 0.50%, 4.74%, 12/2/2024 (a)	$ 4,035,000	$ 3,986,338
		24,213,538
HEALTH CARE PRODUCTS — 0.5%
Baxter International, Inc.:
SOFR + 0.26%, 4.49%, 12/1/2023 (a)	3,850,000	3,818,469
SOFR + 0.44%, 4.65%, 11/29/2024 (a)	451,000	442,201
Thermo Fisher Scientific, Inc.:
SOFR + 0.39%, 4.20%, 10/18/2023 (a)	5,808,000	5,780,122
SOFR + 0.53%, 4.34%, 10/18/2024 (a)	6,222,000	6,163,575
		16,204,367
HEALTH CARE SERVICES — 0.8%
Roche Holdings, Inc.:
SOFR + 0.24%, 4.49%, 3/5/2024 (a) (b)	5,140,000	5,112,552
SOFR + 0.33%, 4.61%, 9/11/2023 (a) (b)	8,975,000	8,959,922
SOFR + 0.56%, 4.84%, 3/10/2025 (a) (b)	9,580,000	9,535,932
		23,608,406
INSURANCE — 6.9%
Athene Global Funding:
SOFR + 0.56%, 4.73%, 8/19/2024 (a) (b)	4,945,000	4,816,331
SOFR + 0.70%, 4.90%, 5/24/2024 (a) (b)	20,811,000	20,418,088
SOFR + 0.72%, 4.41%, 1/7/2025 (a) (b)	3,795,000	3,688,550
Brighthouse Financial Global Funding SOFR + 0.76%, 4.50%, 4/12/2024 (a) (b)	8,644,000	8,546,323
Equitable Financial Life Global Funding SOFR + 0.39%, 4.08%, 4/6/2023 (a) (b)	7,925,000	7,919,769
GA Global Funding Trust:
SOFR + 0.50%, 4.79%, 9/13/2024 (a) (b)	5,875,000	5,721,721
SOFR + 1.36%, 5.09%, 4/11/2025 (a) (b)	3,980,000	3,885,037
Jackson National Life Global Funding SOFR + 0.60%, 4.28%, 1/6/2023 (a) (b)	8,915,000	8,914,911
MassMutual Global Funding II:
SOFR + 0.22%, 4.46%, 6/2/2023 (a) (b)	2,014,000	2,008,421
Security Description	Principal Amount	Value
SOFR + 0.27%, 4.15%, 10/21/2024 (a) (b)	$ 4,425,000	$ 4,367,608
SOFR + 0.36%, 4.10%, 4/12/2024 (a) (b) (c)	15,939,000	15,808,938
MET Tower Global Funding SOFR + 0.55%, 4.35%, 1/17/2023 (a) (b)	5,556,000	5,554,222
Metropolitan Life Global Funding I:
SOFR + 0.30%, 4.62%, 9/27/2024 (a) (b)	4,925,000	4,871,810
SOFR + 0.32%, 4.01%, 1/7/2024 (a) (b) (c)	8,207,000	8,162,846
SOFR + 0.57%, 4.34%, 1/13/2023 (a) (b)	11,223,000	11,223,561
SOFR + 0.91%, 5.23%, 3/21/2025 (a) (b)	5,320,000	5,282,281
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 4.19%, 1/10/2023 (a) (b)	3,795,000	3,794,545
SOFR + 0.19%, 4.51%, 6/30/2023 (a) (b)	500,000	499,285
SOFR + 0.22%, 4.27%, 2/2/2023 (a) (b)	9,565,000	9,568,348
SOFR + 0.31%, 4.26%, 4/26/2024 (a) (b)	6,309,000	6,260,042
SOFR + 0.33%, 4.12%, 1/14/2025 (a) (b)	4,965,000	4,895,937
SOFR + 0.36%, 4.24%, 10/21/2023 (a) (b)	3,600,000	3,598,020
SOFR + 0.43%, 4.68%, 6/6/2024 (a) (b)	5,375,000	5,337,053
SOFR + 0.48%, 4.76%, 6/9/2026 (a) (b)	13,970,000	13,513,181
SOFR + 0.61%, 4.49%, 4/21/2025 (a) (b)	780,000	770,531
Northwestern Mutual Global Funding SOFR + 0.33%, 4.65%, 3/25/2024 (a) (b)	4,402,000	4,392,184
Pacific Life Global Funding II:
SOFR + 0.40%, 4.37%, 1/27/2025 (a) (b)	2,820,000	2,746,342
SOFR + 0.62%, 4.87%, 6/4/2026 (a) (b)	9,135,000	8,737,536
SOFR + 0.80%, 5.05%, 12/6/2024 (a) (b)	5,000,000	4,917,100
SOFR + 0.80%, 5.12%, 3/30/2025 (a) (b)	3,500,000	3,428,565
Principal Life Global Funding II:
SOFR + 0.38%, 4.58%, 8/23/2024 (a) (b)	4,072,000	4,022,118
SOFR + 0.45%, 4.19%, 4/12/2024 (a) (b)	3,819,000	3,788,028

See accompanying notes to financial statements.
33

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Protective Life Global Funding SOFR + 0.98%, 5.30%, 3/28/2025 (a) (b)	$ 6,325,000	$ 6,260,485
		207,719,717
INTERNET — 0.4%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 5.28%, 1/30/2023 (a)	5,454,000	5,451,655
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 4.83%, 1/19/2023 (a) (b)	2,300,000	2,299,333
3 Month USD LIBOR + 0.91%, 4.82%, 4/11/2024 (a) (b)	1,500,000	1,497,090
3 Month USD LIBOR + 0.61%, 4.83%, 1/19/2023 (a)	1,690,000	1,689,510
3 Month USD LIBOR + 0.91%, 4.82%, 4/11/2024 (a)	2,175,000	2,170,780
		13,108,368
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
SOFR + 0.17%, 3.87%, 1/10/2024 (a)	5,288,000	5,267,112
SOFR + 0.25%, 4.41%, 5/17/2024 (a)	6,714,000	6,669,822
SOFR + 0.27%, 4.56%, 9/13/2024 (a)	10,049,000	9,980,767
SOFR + 0.45%, 4.57%, 11/13/2023 (a)	3,735,000	3,732,834
		25,650,535
MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
SOFR + 0.12%, 3.78%, 7/10/2023 (a)	8,768,000	8,748,184
SOFR + 0.56%, 4.80%, 3/7/2025 (a) (c)	3,157,000	3,131,144
Series GMTN, 3 Month USD LIBOR + 0.55%, 5.27%, 6/7/2023 (a) (c)	3,237,000	3,232,242
Series MTN, SOFR + 0.20%, 3.87%, 10/11/2024 (a)	8,631,000	8,534,851
		23,646,421
MEDIA — 0.4%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 6.09%, 2/1/2024 (a)	7,081,000	7,116,405
Security Description	Principal Amount	Value
Comcast Corp. 3 Month USD LIBOR + 0.63%, 4.71%, 4/15/2024 (a)	$ 4,892,000	$ 4,894,788
		12,011,193
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 4.95%, 2/14/2024 (a)	2,092,000	2,085,766
General Electric Co. 3 Month USD LIBOR + 0.38%, 4.91%, 5/5/2026 (a)	1,908,000	1,833,473
		3,919,239
OIL & GAS — 0.5%
Chevron Corp. 3 Month USD LIBOR + 0.90%, 5.53%, 5/11/2023 (a)	5,085,000	5,089,373
Chevron USA, Inc. 3 Month USD LIBOR + 0.20%, 4.85%, 8/11/2023 (a)	4,258,000	4,236,710
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 5.05%, 11/13/2023 (a)	5,411,000	5,411,920
		14,738,003
PHARMACEUTICALS — 0.8%
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 5.31%, 8/17/2023 (a)	3,751,000	3,750,625
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 5.78%, 12/15/2023 (a) (b)	8,739,000	8,739,437
Cigna Corp. 3 Month USD LIBOR + 0.89%, 4.97%, 7/15/2023 (a)	8,037,000	8,048,493
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 5.10%, 9/15/2023 (a)	2,554,000	2,555,915
		23,094,470
PIPELINES — 0.5%
Enbridge, Inc.:
SOFR + 0.40%, 4.56%, 2/17/2023 (a)	6,407,000	6,393,802
SOFR + 0.63%, 4.78%, 2/16/2024 (a)	7,475,000	7,408,024
		13,801,826

See accompanying notes to financial statements.
34

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage SOFR + 0.47%, 4.36%, 4/23/2024 (a)	$ 8,656,000	$ 8,592,379
Simon Property Group LP SOFR + 0.43%, 4.16%, 1/11/2024 (a)	6,390,000	6,336,707
		14,929,086
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 4.55%, 2/14/2024 (a)	6,193,000	6,153,798
SEMICONDUCTORS — 0.4%
Analog Devices, Inc. SOFR + 0.25%, 4.57%, 10/1/2024 (a)	6,881,000	6,777,441
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 5.14%, 1/30/2023 (a)	5,753,000	5,754,438
		12,531,879
TELECOMMUNICATIONS — 2.4%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 5.92%, 6/12/2024 (a)	14,273,000	14,345,079
SOFR + 0.64%, 4.96%, 3/25/2024 (a)	15,332,000	15,254,573
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 5.71%, 5/15/2025 (a)	10,331,000	10,413,545
SOFR + 0.50%, 4.82%, 3/22/2024 (a)	7,271,000	7,226,501
SOFR + 0.79%, 5.11%, 3/20/2026 (a)	19,367,000	18,911,101
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 5.07%, 1/16/2024 (a)	4,558,000	4,551,847
		70,702,646
TRANSPORTATION — 0.2%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 5.20%, 4/1/2023 (a)	5,544,000	5,542,115
TOTAL CORPORATE BONDS & NOTES (Cost $2,401,665,926)		2,380,438,012
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 20.1%
AUSTRALIA — 0.2%
National Australia Bank, Ltd. SOFR + 0.86%, 5.14%, 6/9/2025 (a) (b)	$ 6,475,000	$ 6,446,639
CANADA — 1.4%
CPPIB Capital, Inc.:
SOFR + 1.25%, 4.82%, 04/04/2025 (a) (b)	8,200,000	8,336,366
SOFR + 1.25%, 5.52%, 03/11/2026 (a) (b)	22,400,000	22,894,816
PSP Capital, Inc. SOFR + 0.24%, 4.47%, 3/3/2025 (a) (b)	12,300,000	12,250,185
		43,481,367
FREE OF TAX — 1.2%
Asian Development Bank SOFR + 1.00%, 4.60%, 4/6/2027 (a)	10,000,000	10,251,800
Inter-American Development Bank SOFR + 0.28%, 3.97%, 4/12/2027 (a)	9,000,000	8,967,240
Inter-American Investment Corp. SOFR + 0.27%, 4.59%, 3/22/2024 (a)	3,500,000	3,498,530
International Bank for Reconstruction & Development SOFR + 0.18%, 4.46%, 6/15/2026 (a)	11,865,000	11,808,404
		34,525,974
GERMANY — 0.6%
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 5.10%, 2/12/2024 (a)	18,950,000	19,126,235
NETHERLANDS — 0.4%
BNG Bank NV SOFR + 1.00%, 5.05%, 8/5/2026 (a) (b)	5,000,000	5,087,750
Cooperatieve Rabobank UA SOFR + 0.38%, 4.09%, 1/10/2025 (a)	6,370,000	6,281,330
		11,369,080
NEW ZEALAND — 0.2%
ANZ New Zealand Int'l, Ltd. SOFR + 0.60%, 4.77%, 2/18/2025 (a) (b)	6,125,000	6,060,687

See accompanying notes to financial statements.
35

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NORWAY — 1.3%
Kommunalbanken A/S:
SOFR + 0.16%, 4.06%, 10/27/2023 (a) (b)	$ 15,292,000	$ 15,288,177
SOFR + 1.00%, 5.31%, 06/17/2026 (a) (b)	21,800,000	22,190,656
		37,478,833
SOUTH KOREA — 0.4%
Export-Import Bank of Korea 3 Month USD LIBOR + 0.78%, 5.54%, 6/1/2023 (a)	7,560,000	7,575,045
Korea Development Bank:
SOFR + 0.25%, 4.50%, 03/09/2024 (a)	3,620,000	3,609,357
Series GMTN, 3 Month USD LIBOR + 0.35%, 5.02%, 02/18/2023 (a)	500,000	500,120
		11,684,522
SUPRANATIONAL — 13.3%
Asian Development Bank:
SOFR + 1.00%, 5.17%, 08/27/2026 (a)	9,150,000	9,352,398
SOFR + 1.00%, 5.29%, 06/16/2026 (a)	27,175,000	27,777,741
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 3.95%, 04/15/2026 (a) (b)	4,000,000	3,961,400
SOFR + 0.62%, 4.74%, 08/16/2027 (a) (b)	8,000,000	7,997,200
European Bank for Reconstruction & Development:
SOFR + 0.19%, 3.98%, 04/14/2026 (a)	21,175,000	21,086,700
SOFR + 0.26%, 4.55%, 03/13/2023 (a)	10,530,000	10,533,475
SOFR + 0.28%, 4.08%, 10/15/2024 (a)	21,055,000	21,096,268
European Investment Bank:
3 Month USD LIBOR + 0.10%, 4.33%, 01/19/2023 (a) (b)	11,758,000	11,757,412
SOFR + 0.25%, 4.20%, 01/30/2023 (a) (b)	12,900,000	12,901,548
SOFR + 0.28%, 4.53%, 03/05/2024 (a) (b)	19,000,000	19,034,770
SOFR + 1.00%, 4.88%, 01/21/2026 (a) (b)	18,400,000	18,776,280
Inter-American Development Bank:
SOFR + 0.17%, 4.46%, 09/16/2026 (a)	24,544,000	24,412,935
SOFR + 0.20%, 4.29%, 02/10/2026 (a)	28,360,000	28,307,250
Security Description	Principal Amount	Value
SOFR + 0.25%, 4.27%, 02/04/2025 (a)	$ 9,350,000	$ 9,364,867
SOFR + 0.35%, 4.67%, 10/04/2027 (a)	6,000,000	5,981,880
International Bank for Reconstruction & Development:
SOFR + 0.13%, 3.83%, 01/13/2023 (a)	28,185,000	28,185,846
SOFR + 0.31%, 4.62%, 09/18/2025 (a)	33,050,000	33,099,575
SOFR + 0.31%, 4.63%, 09/23/2026 (a)	17,000,000	16,989,800
SOFR + 0.43%, 4.58%, 08/19/2027 (a)	18,136,000	18,192,947
SOFR + 0.30%, 4.35%, 08/06/2024 (a)	20,904,000	20,960,441
SOFR + 0.39%, 4.70%, 06/17/2024 (a)	13,310,000	13,360,977
International Finance Corp.:
SOFR + 0.09%, 4.41%, 06/30/2023 (a)	15,540,000	15,539,223
SOFR + 0.09%, 4.41%, 04/03/2024 (a)	4,500,000	4,496,940
Nordic Investment Bank SOFR + 1.00%, 5.10%, 5/12/2026 (a)	15,420,000	15,765,408
		398,933,281
SWEDEN — 0.8%
Svensk Exportkredit AB:
SOFR + 1.00%, 5.17%, 05/25/2023 (a)	13,390,000	13,430,706
Series GMTN, SOFR + 1.00%, 5.00%, 08/03/2026 (a)	11,000,000	11,161,920
		24,592,626
SWITZERLAND — 0.3%
Credit Suisse AG SOFR + 1.26%, 5.43%, 2/21/2025 (a)	7,250,000	6,756,347
UBS AG SOFR + 0.47%, 4.24%, 1/13/2025 (a) (b)	3,605,000	3,568,914
		10,325,261
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $606,068,319)		604,024,505
Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	40,453,950	40,462,041

See accompanying notes to financial statements.
36

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	19,549,260	$ 19,549,260
TOTAL SHORT-TERM INVESTMENTS (Cost $60,014,036)		60,011,301
TOTAL INVESTMENTS — 101.4% (Cost $3,067,748,281)		3,044,473,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(41,270,546)
NET ASSETS — 100.0%		$ 3,003,203,272
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.2% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,380,438,012	$—	$2,380,438,012
Foreign Government Obligations	—	604,024,505	—	604,024,505
Short-Term Investments	60,011,301	—	—	60,011,301
TOTAL INVESTMENTS	$60,011,301	$2,984,462,517	$—	$3,044,473,818

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,757,689	$ 44,753,213	$452,013,967	$456,327,391	$21,937	$315	40,453,950	$40,462,041	$670,248
State Street Navigator Securities Lending Portfolio II	55,675,500	55,675,500	66,348,750	102,474,990	—	—	19,549,260	19,549,260	38,283
Total		$100,428,713	$518,362,717	$558,802,381	$21,937	$315		$ 60,011,301	$708,531
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 2.0%
Birmingham Airport Authority Revenue 5.00%, 7/1/2030 (a)	$ 500,000	$ 559,297
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,430,370
Black Belt Energy Gas District Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	4,840,029
Health Care Authority of the City of Huntsville Series B1, 4.00%, 6/1/2039	500,000	488,441
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
AMT, 5.75%, 10/1/2049	4,440,000	4,579,471
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	869,115
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	99,850
Series A, 3.00%, 2/1/2030	200,000	189,195
Jefferson County Board of Education, Special Tax Revenue 4.00%, 2/1/2042	525,000	503,909
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	246,651
Series D, 6.00%, 10/1/2042	3,210,000	3,422,456
Series D, 6.50%, 10/1/2053	12,510,000	13,360,674
Series E, Zero Coupon, 10/1/2035	150,000	60,317
Lower Alabama Gas District/The Series A, 5.00%, 9/1/2029	1,715,000	1,796,801
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,573,496
Sumter County Industrial Development Authority, Revenue AMT, VRN, 6.00%, 7/15/2052 (b)	3,000,000	2,723,926
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,709,000	1,543,706
Series A, 5.25%, 5/1/2044 (c)	8,165,000	7,157,274
		45,444,978
Security Description	Principal Amount	Value
ALASKA — 0.1%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	$ 120,000	$ 126,642
Northern Tobacco Securitization Corp. 4.00%, 6/1/2050	1,500,000	1,459,136
Northern Tobacco Securitization Corp. Revenue Series B-2-CLASS, Zero Coupon, 6/1/2066	800,000	91,035
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	567,459
		2,244,272
AMERICAN SAMOA — 0.0% (d)
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,049,706
ARIZONA — 1.9%
Arizona Industrial Development Authority Revenue:
4.00%, 7/1/2032	1,000,000	971,654
4.00%, 12/15/2041 (c)	105,000	85,109
4.00%, 12/15/2051 (c)	165,000	122,463
4.75%, 7/1/2029 (c)	155,000	152,562
5.00%, 6/1/2031 (c)	335,000	330,799
5.00%, 7/1/2039 (c)	365,000	353,057
5.00%, 7/1/2054 (c)	500,000	437,875
Series A, 3.63%, 5/20/2033	944,178	916,678
Series A, 4.00%, 7/15/2030 (c)	140,000	132,143
Series A, 4.50%, 1/1/2049	655,000	377,890
Series A, 5.00%, 7/1/2049 (c)	500,000	443,118
Series A, 5.00%, 7/15/2049 (c)	500,000	441,242
Series A, 5.00%, 7/1/2054 (c)	500,000	435,947
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,014,732
Series B, 5.00%, 3/1/2037 (c)	75,000	70,916
Series B, 5.00%, 3/1/2042 (c)	70,000	63,268
Series B, 5.00%, 1/1/2049	860,000	488,666
Series D, 5.00%, 7/1/2051 (c)	185,000	166,382
Series G, 5.00%, 7/1/2047 (c)	100,000	91,187
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	887,940
5.00%, 5/15/2056	500,000	426,324
5.25%, 11/15/2046	1,010,000	722,340
Industrial Development Authority of the City of Phoenix/The Series A, 5.00%, 7/1/2041 (c)	6,685,000	6,204,851

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Maricopa County Industrial Development Authority Revenue AMT, 4.00%, 10/15/2047 (c)	$ 1,080,000	$ 873,432
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	528,040
6.00%, 7/1/2052 (c)	1,000,000	1,019,153
Series A, 5.00%, 9/1/2033	675,000	728,738
Maricopa County, AZ, Pollution Control Corp., Revenue:
2.40%, 6/1/2035	500,000	379,547
Series A, 3.60%, 2/1/2040	600,000	523,365
Phoenix, AZ, Industrial Development Authority Education Revenue 5.00%, 7/1/2035 (c)	1,325,000	1,299,677
Pima Country, AZ, Industrial Development Authority, Education Revenue:
4.00%, 10/1/2041	30,000	27,935
4.00%, 12/1/2051 (c)	5,000,000	3,741,011
5.00%, 7/1/2026	1,065,000	1,094,838
5.00%, 7/1/2045 (c)	4,285,000	3,948,152
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2034 (c)	100,000	99,911
5.25%, 7/1/2036	315,000	310,479
6.75%, 2/1/2050 (c)	310,000	316,094
Pima County, AZ, Industrial Development Authority Revenue 4.00%, 4/1/2046	650,000	572,842
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	5,000,000	5,224,748
5.25%, 12/1/2027	265,000	276,356
5.25%, 12/1/2028	105,000	110,232
Tempe, AZ, Industrial Development Authority Revenue:
4.00%, 12/1/2038	1,260,000	985,341
4.00%, 12/1/2046	1,005,000	706,889
4.00%, 12/1/2056	2,135,000	1,380,733
Series A, 6.13%, 10/1/2052 (c)	500,000	429,527
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,571,723
		42,485,906
ARKANSAS — 0.8%
Arkansas Development Finance Authority AMT, 5.45%, 9/1/2052 (c)	8,270,000	7,998,041
Security Description	Principal Amount	Value
Arkansas Development Finance Authority Industrial Development Revenue AMT, 4.50%, 9/1/2049 (c)	$ 10,330,000	$ 8,997,336
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	94,051
		17,089,428
CALIFORNIA — 12.1%
Alameda Corridor Transportation Authority Series A, 5.38%, 10/1/2049	5,500,000	2,621,405
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (a)	915,000	726,196
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	615,000	622,214
Series A, 5.00%, 3/1/2041	665,000	660,123
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	145,023
California Community Housing Agency, Workforce Housing Revenue:
3.00%, 8/1/2056 (c)	915,000	608,764
3.00%, 2/1/2057 (c)	7,500,000	4,733,796
4.00%, 8/1/2051 (c)	3,000,000	2,133,749
4.00%, 2/1/2056 (c)	4,905,000	3,967,780
Series A, 4.00%, 2/1/2056 (c)	1,915,000	1,464,799
Series A, 5.00%, 2/1/2050 (c)	5,000,000	4,494,443
Series A, 5.00%, 8/1/2050 (c)	1,000,000	885,529
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	3,179,438
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,255,505
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, 4.00%, 6/1/2049	1,000,000	854,242
Series B-1, 5.00%, 6/1/2049	165,000	165,499
Series B-2, Zero Coupon, 6/1/2055	3,020,000	555,975
Series C, Zero Coupon, 6/1/2057	5,000,000	710,988
California Housing Finance Agency Series 2, 4.00%, 3/20/2033	3,809,545	3,677,927
California Municipal Finance Authority 5.00%, 9/1/2052	2,000,000	1,974,200
California Pollution Control Financing Authority AMT, 5.00%, 7/1/2037 (c)	2,000,000	1,993,868

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
California School Finance Authority 5.00%, 7/1/2058 (c)	$ 1,000,000	$ 886,988
California Statewide Communities Development Authority:
3.00%, 5/15/2054 (a)	4,500,000	3,248,823
5.50%, 9/1/2052	1,335,000	1,344,415
Series A, 5.00%, 12/1/2025 (c)	3,700,000	3,805,003
Series A, 5.00%, 5/15/2050	2,565,000	2,505,033
Series A, 5.25%, 8/15/2037	1,605,000	1,678,717
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	327,191
Series A, 4.00%, 8/15/2049	475,000	416,077
California, Municipal Finance Authority Revenue:
3.00%, 5/15/2051 (a)	1,250,000	891,448
AMT, 3.25%, 12/31/2032 (a)	625,000	579,259
AMT, 4.00%, 7/15/2029	3,000,000	2,920,862
4.00%, 5/15/2041 (a)	355,000	332,469
4.00%, 5/15/2046 (a)	1,000,000	903,986
AMT, 5.00%, 6/30/2027	205,000	214,553
AMT, 5.00%, 6/30/2028	100,000	105,064
AMT, 5.00%, 12/31/2031	2,300,000	2,399,804
AMT, 5.00%, 12/31/2043	500,000	503,143
5.00%, 7/1/2046 (c)	500,000	443,765
AMT, 5.00%, 12/31/2047	600,000	598,795
AMT, 5.00%, 6/1/2048	600,000	597,211
5.25%, 1/1/2045	1,000,000	791,739
Series A, 5.00%, 7/1/2034	280,000	292,117
Series A, 5.00%, 10/1/2039 (c)	150,000	142,321
Series A, 5.00%, 7/1/2047	185,000	186,894
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,094,137
Series A, 5.25%, 11/1/2041	1,000,000	1,004,677
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	970,016
5.00%, 5/15/2051	1,165,000	1,142,422
5.00%, 5/15/2052	500,000	481,357
California, Pollution Control Financing Authority Revenue:
AMT, 4.30%, 7/1/2040	665,000	666,087
AMT, 5.00%, 11/21/2045 (c)	500,000	484,730
California, Public Finance Authority Revenue:
5.00%, 10/15/2037	500,000	509,938
5.00%, 11/15/2046 (c)	900,000	757,457
5.00%, 11/15/2051 (c)	600,000	494,752
California, School Finance Authority Revenue:
5.00%, 8/1/2032 (c)	700,000	732,974
5.00%, 6/1/2050 (c)	605,000	554,413
Security Description	Principal Amount	Value
5.00%, 6/1/2054 (c)	$ 250,000	$ 227,586
5.00%, 11/15/2056 (c)	415,000	334,939
Series A, 5.00%, 7/1/2047 (c)	250,000	219,870
Series A, 5.00%, 6/1/2059 (c)	5,895,000	5,264,291
Series A, 6.25%, 6/1/2042 (c)	1,120,000	1,139,398
Series A, 6.38%, 6/1/2052 (c)	1,250,000	1,269,243
California, Statewide Communities Development Authority Revenue:
1.75%, 9/1/2029	800,000	659,841
3.00%, 4/1/2037	835,000	681,081
4.00%, 4/1/2042	130,000	123,276
4.25%, 1/1/2043	480,000	449,947
5.00%, 1/1/2031	700,000	742,785
5.00%, 1/1/2032	1,125,000	1,191,689
5.00%, 5/15/2033	240,000	244,896
5.25%, 12/1/2034	1,940,000	1,980,188
5.25%, 12/1/2038 (c)	1,475,000	1,495,072
5.25%, 7/1/2039 (c)	2,000,000	1,822,815
5.25%, 12/1/2043 (c)	875,000	882,410
5.25%, 12/1/2044	14,045,000	14,049,993
5.25%, 12/1/2048 (c)	705,000	709,833
5.50%, 12/1/2054	2,500,000	2,511,336
Series A, 3.00%, 8/15/2036	205,000	181,147
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,103,553
Series A, 5.00%, 12/1/2028 (c)	100,000	102,335
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,023,106
Series A, 5.00%, 12/1/2046 (c)	2,080,000	1,993,215
Series A, 5.25%, 11/1/2044 (c)	300,000	250,154
Series A, 5.25%, 12/1/2056 (c)	2,825,000	2,796,471
Series A, 5.50%, 7/1/2039	36,370	34,188
Series A, 5.75%, 7/1/2030	15,487	14,557
Series A, 5.75%, 7/1/2035	3,291	3,094
Series B, 5.00%, 7/1/2032	195,000	201,612
California, Statewide Communities Development Authority, Special Assessment:
5.00%, 9/2/2040	425,000	437,073
Series A, 5.00%, 9/2/2039	945,000	982,017
Series C, 4.00%, 9/2/2050	1,000,000	836,580
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055 (c)	15,750,000	709,059
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	273,001

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
City of Sacramento, CA, Transient Occupancy Tax Revenue Series A, 5.00%, 6/1/2035	$ 670,000	$ 724,463
CMFA Special Finance Agency VII Revenue 4.00%, 8/1/2047 (c)	800,000	596,510
CMFA Special Finance Agency VIII Revenue 3.00%, 8/1/2056 (c)	4,500,000	2,879,202
CMFA Special Finance Agency XII Series A, 3.25%, 2/1/2057 (c)	3,500,000	2,319,393
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	1,000,000	970,203
CSCDA Community Improvement Authority:
4.00%, 12/1/2059 (c)	1,535,000	977,927
Series A-1, 3.00%, 6/1/2047 (c)	9,500,000	6,946,182
Series A2, 3.25%, 5/1/2057 (c)	5,000,000	3,434,836
Series A-2, 3.13%, 7/1/2056 (c)	5,000,000	3,380,109
CSCDA Community Improvement Authority Revenue:
2.80%, 3/1/2047 (c)	400,000	289,528
3.00%, 12/1/2056 (c)	6,400,000	4,219,504
3.00%, 3/1/2057 (c)	245,000	162,168
3.25%, 7/1/2056 (c)	500,000	334,343
3.50%, 10/1/2046 (c)	1,655,000	1,199,787
4.00%, 4/1/2056 (c)	5,130,000	3,823,676
4.00%, 7/1/2056 (c)	7,725,000	5,780,976
4.00%, 8/1/2056 (c)	995,000	755,270
4.30%, 7/1/2059 (c)	5,000,000	4,147,766
Series A, 5.00%, 7/1/2051 (c)	6,570,000	6,120,143
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,196,911
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,544,768
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,089,880
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	843,346
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	867,097
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	179,804
Dubline, CA, Special Tax Revenue:
4.00%, 9/1/2045	990,000	847,093
4.00%, 9/1/2051	335,000	275,536
Security Description	Principal Amount	Value
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	$ 800,000	$ 801,807
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,235,226
Foothill-Eastern Transportation Corridor Agency Series A, 4.00%, 1/15/2046	1,500,000	1,385,059
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	1,490,000	1,375,825
Series A, 5.00%, 1/15/2042 (a)	430,000	439,139
Series B1, 3.95%, 1/15/2053	6,130,000	5,435,334
Series C, 5.00%, 1/15/2031	670,000	734,855
Golden State Tobacco Securitization Corp.:
Zero Coupon, 6/1/2066	113,700,000	13,187,313
Series A-1, 5.00%, 6/1/2051	390,000	400,420
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	3,500,000	1,460,686
Zero Coupon, 6/1/2047	9,410,000	1,861,620
Zero Coupon, 6/1/2057	34,000,000	2,235,571
Zero Coupon, 6/1/2057 (c)	20,000,000	914,556
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	864,576
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	943,133
Long Beach, CA, Bond Finance Authority, Revenue:
Series A, 5.00%, 11/15/2029	100,000	105,437
Series A, 5.50%, 11/15/2030	270,000	295,012
Long Beach, CA, Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	345,000	389,659
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	504,322
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	927,234
Series B, 7.00%, 11/1/2034	400,000	494,288
Series C, 6.13%, 11/1/2029	265,000	293,301
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (a)	100,000	109,198
Series A, 5.00%, 8/1/2033	65,000	68,959

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	$ 500,000	$ 508,760
Series A, 5.00%, 8/15/2046	550,000	553,948
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	1,000,000	951,198
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	509,186
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	989,997
River Islands Public Financing Authority:
5.00%, 9/1/2052	1,245,000	1,206,699
5.25%, 9/1/2047	1,330,000	1,342,532
River Islands Public Financing Authority, Special Tax Revenue 4.00%, 9/1/2051	5,080,000	4,231,120
Riverside County Transportation Commission Series B1, 3.00%, 6/1/2049	7,210,000	5,281,538
Riverside County, CA, Public Financing Authority Revenue 5.25%, 11/1/2040	100,000	107,389
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	452,143
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	955,000	997,213
5.00%, 9/1/2044	255,000	256,646
5.00%, 9/1/2047 (c)	1,000,000	1,012,602
Sacramento County, CA, Certificate Participation Series B, AMT, 5.00%, 12/1/2029	975,000	1,071,347
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,006,613
5.00%, 9/1/2042	1,000,000	996,108
5.00%, 9/1/2045	100,000	101,094
5.00%, 9/1/2046	825,000	833,185
San Diego County, CA, Regional Airport Authority Revenue Series B, AMT, 5.00%, 7/1/2027	270,000	272,320
San Francisco City & County Airport Comm-San Francisco International Airport:
Series 2020, AMT, 4.00%, 5/1/2039	2,485,000	2,335,142
Series A, AMT, 5.00%, 5/1/2035	560,000	599,100
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
AMT, 5.00%, 1/1/2025	$ 555,000	$ 571,387
5.00%, 5/1/2049	700,000	738,471
Series A, AMT, 5.00%, 5/1/2036	770,000	818,246
Series E, AMT, 5.00%, 5/1/2045	600,000	612,366
Series H, AMT, 5.00%, 5/1/2028	500,000	533,529
San Joaquin Hills Transportation Corridor Agency Series B, 5.25%, 1/15/2044	15,000,000	15,178,779
Seminole County, FL, Industrial Development Authority Revenue Series A, AMT, 5.00%, 3/1/2032	500,000	544,465
Silicon Valley Tobacco Securitization Authority Series A, Zero Coupon, 6/1/2036	7,000,000	3,327,623
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	454,454
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	847,917
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	76,310
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	103,143
Tobacco Securitization Authority of Northern California:
Series A, 4.00%, 6/1/2036	1,050,000	1,030,662
Series A, 4.00%, 6/1/2038	1,000,000	964,257
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue 4.00%, 6/1/2049	1,060,000	1,043,739
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	5,950,000	935,474
5.00%, 6/1/2035	500,000	520,200
5.00%, 6/1/2038	725,000	747,235
5.00%, 6/1/2048	350,000	348,017
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	106,977

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	$ 330,000	$ 335,951
		271,205,784
COLORADO — 2.9%
Arkansas River Power Authority Series A, 5.00%, 10/1/2043	4,000,000	3,919,774
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,401,851
Broadway Park North Metropolitan District No 2, General Obligation:
5.00%, 12/1/2040 (c)	500,000	466,848
5.00%, 12/1/2049 (c)	1,300,000	1,166,582
Centerra Metropolitan District No 1 6.50%, 12/1/2053	500,000	496,010
Centerra Metropolitan District No 1, General Obligation Series A, 5.00%, 12/1/2051	650,000	550,249
Centerra Metropolitan District No 1, Tax Allocation 5.00%, 12/1/2029 (c)	1,000,000	981,475
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,506,659
Series A, 5.00%, 10/1/2049 (c)	540,000	482,958
Colorado Health Facilities Authority 5.00%, 7/1/2057 (b)	1,042,165	823,957
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	99,945
5.00%, 1/1/2037	2,750,000	2,458,468
5.00%, 1/1/2038	200,000	176,966
5.00%, 12/1/2054 (c)	1,250,000	857,190
Series A, 5.30%, 7/1/2037	270,000	214,799
Series A-, 4.00%, 8/1/2037	700,000	652,105
Series A-, 4.00%, 8/1/2039	3,095,000	2,815,372
Series A-, 4.00%, 8/1/2049	510,000	427,746
Series A-, 5.00%, 8/1/2039	1,000,000	1,030,098
Colorado High Performance Transportation Enterprise 5.00%, 12/31/2051	1,000,000	977,832
Colorado International Center, CO, Metropolitan District No.14, General Obligation 5.88%, 12/1/2046	500,000	467,756
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	209,254
Security Description	Principal Amount	Value
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	$ 500,000	$ 487,014
Denver City & County, CO, Airport System Revenue Series A, AMT, 5.00%, 12/1/2029	525,000	560,528
Denver City & County, CO, Special Facilities Revenue AMT, 5.00%, 10/1/2032	1,335,000	1,312,686
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	1,944,476
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	431,166
Series A, 5.00%, 12/1/2039	40,000	40,088
Series A, 5.25%, 12/1/2045	370,000	371,938
Denver, CO, Urban Renewal Authority, Tax Allocation Series A, 5.25%, 12/1/2039 (c)	100,000	100,380
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	234,762
Fiddlers Business Improvement District 5.55%, 12/1/2047 (c)	400,000	396,595
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,369,383
Fourth North Business Improvement District:
Series A, Class A, 5.25%, 12/1/2032	1,945,000	1,897,988
Series A, Class A, 5.75%, 12/1/2052	535,000	507,251
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	467,678
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	641,119
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,000,553
North Range Metropolitan District No. 3, General Obligation:
Series A, 5.00%, 12/1/2040	1,000,000	869,028
Series A, 5.25%, 12/1/2050	2,000,000	1,681,468
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,527,880

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Peak Metropolitan District No 3 Series A-1, 7.50%, 12/1/2052	$ 2,210,000	$ 2,160,879
Pioneer Community Authority Board 6.50%, 12/1/2034	4,690,000	4,348,795
Plaza, CO, Metropolitan District No. 1, Tax Allocation 4.50%, 12/1/2030 (c)	1,000,000	948,812
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,036,717
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	1,463,653
Rampart Range Metropolitan District Revenue 4.00%, 12/1/2051	500,000	336,952
Regional Transportation District Revenue Series A, 4.00%, 7/15/2039	950,000	860,294
Rocky Mountain Rail Park Metropolitan District, General Obligation:
5.00%, 12/1/2041 (c)	1,000,000	847,662
5.00%, 12/1/2051 (c)	1,000,000	778,722
Sagebrush Farm Metropolitan District No 1 Series A, 6.75%, 12/1/2052	3,000,000	2,890,679
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	747,000	714,012
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	428,461
Transport Metropolitan District No 3 Series 2021-A1, 4.13%, 12/1/2031	1,000,000	890,477
Transport Metropolitan District No 3, General Obligation Series A-1, 5.00%, 12/1/2041	2,700,000	2,344,698
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	971,589
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	426,297
Village Metropolitan District, General Obligation 5.00%, 12/1/2049	1,750,000	1,586,818
Willow Bend Metropolitan District:
Series A, 5.00%, 12/1/2039	600,000	556,392
Series A, 5.00%, 12/1/2049	1,000,000	871,870
Windler Public Improvement Authority Revenue:
4.00%, 12/1/2031	530,000	456,654
Security Description	Principal Amount	Value
Series A-1, 4.13%, 12/1/2051	$ 1,550,000	$ 1,045,081
		63,991,389
CONNECTICUT — 0.5%
Connecticut State Health & Educational Facilities Authority:
4.00%, 7/1/2029	490,000	493,068
Series R, 3.25%, 7/1/2035	500,000	444,032
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,138,494
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	299,949
Connecticut, State General Obligation Series A, 5.00%, 10/15/2026	285,000	285,294
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	680,279
Series A, 5.00%, 1/1/2045 (c)	300,000	279,188
Series A, 5.00%, 9/1/2046 (c)	110,000	98,094
Series A, 5.00%, 9/1/2053 (c)	500,000	434,617
Series B, 4.00%, 7/1/2034	130,000	130,659
Series F, 3.50%, 7/1/2026	5,000	4,824
Series F, 4.00%, 7/1/2030	1,100,000	1,025,431
Series G-1, 5.00%, 7/1/2044 (c)	275,000	255,088
Series G-1, 5.00%, 7/1/2050 (c)	500,000	452,587
Series L, 4.00%, 7/1/2034	250,000	251,064
Series L, 4.13%, 7/1/2041	500,000	475,926
Series R, 3.38%, 7/1/2037	190,000	166,225
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	967,835
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	100,536
Series A, 5.00%, 4/1/2031	220,000	221,132
Series C, 3.00%, 7/15/2027 (a)	100,000	100,030
Steel Point Infrastructure Improvement District 4.00%, 4/1/2051 (c)	1,315,000	970,274
Town of Hamden CT 5.00%, 1/1/2050	1,000,000	808,110
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2027	100,000	101,080
Series A, 5.00%, 2/15/2028	860,000	898,120
		11,081,936

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DELAWARE — 0.3%
Delaware State Economic Development Authority VRN, 1.25%, 10/1/2045 (b)	$ 3,000,000	$ 2,780,485
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	630,000	592,997
4.00%, 6/1/2042	160,000	128,466
4.00%, 6/1/2052	70,000	51,764
5.00%, 6/1/2036	500,000	493,730
5.00%, 6/1/2046	700,000	647,267
Series B, VRN, 1.25%, 10/1/2040 (b)	1,000,000	926,829
PRIFA Custodial Trust Zero Coupon, 3/15/2049	100,000	31,472
		5,653,010
DISTRICT OF COLUMBIA — 0.8%
District of Columbia:
5.00%, 12/1/2034	500,000	559,710
5.00%, 10/1/2035	2,630,000	2,555,700
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	141,230
Series A, 5.00%, 7/1/2052	115,000	94,419
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	1,782,592
6.50%, 5/15/2033	100,000	102,360
Series A, Zero Coupon, 6/15/2046	25,000,000	5,441,612
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	530,706
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (a)	220,000	126,499
4.00%, 10/1/2044	650,000	578,853
4.00%, 10/1/2049	625,000	539,392
Series A, Zero Coupon, 10/1/2037	2,000,000	955,476
Series A, 5.00%, 10/1/2033	855,000	930,549
Series B, 4.00%, 10/1/2053 (a)	4,125,000	3,636,185
		17,975,283
FLORIDA — 6.0%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	30,000	28,168
Series A, 4.00%, 12/1/2044	325,000	306,072
Security Description	Principal Amount	Value
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	$ 215,000	$ 205,983
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	95,006
Broward, FL, Airport System Revenue:
Series A, AMT, 5.00%, 10/1/2036	300,000	315,130
Series Q-1, 4.00%, 10/1/2042	140,000	133,351
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	906,362
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	177,600
5.00%, 8/1/2055	700,000	676,587
6.10%, 8/15/2038 (c)	215,000	215,589
Series A, 5.00%, 6/15/2039 (c)	390,000	357,199
Series A, 5.00%, 6/15/2055 (c)	290,000	239,863
Series A, 5.13%, 6/15/2037 (c)	450,000	429,430
Series A, 5.38%, 6/15/2038 (c)	105,000	99,662
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
4.00%, 6/15/2041 (c)	1,500,000	1,193,676
4.00%, 6/15/2051 (c)	1,500,000	1,083,366
5.00%, 7/1/2046 (c)	750,000	583,994
5.00%, 1/1/2055 (c)	250,000	183,499
5.00%, 7/1/2056 (c)	3,850,000	3,341,453
5.63%, 8/1/2037 (c)	115,000	87,576
5.88%, 8/1/2052 (c)	610,000	420,728
Series A, 5.00%, 7/1/2050	600,000	457,384
Series A, 7.50%, 6/1/2048 (c) (e)	3,019,549	634,105
Celebration Pointe Community Development District No. 1, Special Assessment 4.00%, 5/1/2053	90,000	65,284
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039 (a)	100,000	89,409
Charlotte County Industrial Development Authority AMT, 4.00%, 10/1/2051 (c)	500,000	365,529
Charlotte County, FL, Industrial Development Authority, Utility System Revenue AMT, 5.00%, 10/1/2049 (c)	220,000	202,171

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
City of Cape Coral FL Water & Sewer Revenue 4.00%, 10/1/2036	$ 1,385,000	$ 1,392,041
City of Orlando, FL, Development Tax Revenue:
5.00%, 11/1/2028 (a)	500,000	550,840
Series A, 5.00%, 11/1/2023 (a)	1,000,000	1,017,060
Series A, 5.00%, 11/1/2026 (a)	735,000	789,506
City of Pompano Beach, FL, Revenue 4.00%, 9/1/2050	500,000	381,449
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (e)	400,000	232,000
Series A, 8.25%, 5/15/2049 (c) (e)	100,000	58,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	140,000	133,652
County of Escambia FL Sales Tax Revenue 5.00%, 10/1/2046	550,000	588,215
County of Escambia, FL, Environmental Improvement Revenue VRN, 2.00%, 11/1/2033 (b)	775,000	745,750
County of Miami-Dade FL Aviation Revenue 5.00%, 10/1/2033	505,000	532,281
County of Miami-Dade Seaport Department AMT, 4.00%, 10/1/2045 (a)	590,000	532,890
County of Miami-Dade, FL, Aviation Revenue:
AMT, 5.00%, 10/1/2028	500,000	511,645
AMT, 5.00%, 10/1/2030	650,000	663,781
5.00%, 10/1/2036	765,000	796,853
Series A, AMT, 4.25%, 10/1/2036	100,000	97,913
County of Miami-Dade, FL, Recreational Revenue Series C, Zero Coupon, 10/1/2048 (a)	595,000	169,747
County of Okeechobee FL Series A, VRN, 0.55%, 7/1/2039 (b)	2,250,000	2,116,065
County of Osceola FL Transportation Revenue Series A-1, 5.00%, 10/1/2049	500,000	499,961
Edgewater East Community Development District 4.00%, 5/1/2052	2,000,000	1,501,677
Security Description	Principal Amount	Value
Escambia County Health Facilities Authority Series A, 5.00%, 8/15/2033	$ 1,595,000	$ 1,680,673
Escambia County, Health Facilities Authority Revenue 5.00%, 8/15/2031	155,000	164,370
Florida Development Finance Corp.:
4.00%, 7/1/2051 (c)	750,000	567,127
5.00%, 2/1/2052	2,000,000	1,814,238
AMT, 5.25%, 8/1/2029 (c)	2,000,000	1,859,749
AMT, VRN, 7.25%, 7/1/2057 (b) (c)	10,595,000	10,563,430
Series A, 5.00%, 6/15/2052	1,035,000	979,475
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 11/15/2039	500,000	467,884
4.00%, 6/1/2041 (c)	2,070,000	1,574,094
4.00%, 7/1/2045	600,000	498,945
4.00%, 6/1/2055 (c)	1,000,000	668,650
4.00%, 6/30/2056 (c)	100,000	66,349
5.00%, 9/15/2040 (c)	100,000	90,596
5.25%, 6/1/2050 (c)	1,000,000	893,525
5.25%, 6/1/2055 (c)	1,000,000	880,474
6.13%, 6/15/2046 (c)	100,000	100,007
Series A, 4.75%, 7/15/2036 (c)	500,000	467,704
Series A, 6.00%, 6/15/2035 (c)	505,000	509,311
Series A, 6.00%, 6/15/2044 (c)	575,000	473,133
Series A, 6.13%, 6/15/2044 (c)	555,000	562,203
Series A, AMT, VRN, 6.25%, 1/1/2049 (b) (c)	4,015,000	3,858,833
Series A, AMT, VRN, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,356,135
Series A, 6.50%, 7/1/2044	925,000	930,846
Series A, AMT, VRN, 6.50%, 1/1/2049 (b) (c)	10,170,000	9,076,706
Series B, AMT, 7.38%, 1/1/2049 (c)	19,670,000	17,156,823
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	1,000,000	838,478
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	92,631
Greater Orlando, FL, Aviation Authority Revenue:
AMT, 5.00%, 10/1/2026	235,000	246,790
AMT, 5.00%, 10/1/2027	170,000	179,817
AMT, 5.00%, 11/15/2036	2,850,000	2,850,863

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 10/1/2042	$ 250,000	$ 254,937
Grove Resort, FL, Community Development District, Special Assessment Series A, 5.88%, 11/1/2047	545,000	553,632
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	115,286
Heights, FL, Community Development District, Tax Allocation 5.00%, 1/1/2038	300,000	292,585
Hernando County,FL, School Board, Certificate Participation Series A, 3.00%, 7/1/2035 (a)	115,000	106,705
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038 (e)	500,000	175,000
6.25%, 4/1/2049 (e)	500,000	175,000
Hillsborough County Industrial Development Authority 3.50%, 8/1/2055	5,000,000	3,807,760
Hillsborough County School Board 5.00%, 7/1/2027	600,000	652,196
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	393,851
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	353,890
Series B, 5.00%, 10/1/2029	370,000	402,091
Lakewood Ranch Stewardship District 4.00%, 5/1/2050 (c)	1,250,000	952,108
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042 (c)	500,000	499,968
LT Ranch Community Development District, Special Assessment 4.00%, 5/1/2040	730,000	610,775
Miami Beach Health Facilities Authority 5.00%, 11/15/2039	1,500,000	1,508,758
Miami Beach Redevelopment Agency Tax Allocation 5.00%, 2/1/2033	680,000	690,902
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	980,492
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	403,435
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$ 325,000	$ 342,169
Series A, 5.00%, 7/1/2031	200,000	200,189
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	248,346
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	99,997
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
5.00%, 10/1/2029	675,000	717,871
Series A, 6.88%, 10/1/2034 (a)	145,000	179,870
Miami-Dade, FL, Special Obligation Revenue:
5.00%, 10/1/2026	870,000	931,603
5.00%, 10/1/2027	240,000	258,228
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,394,254
Series B, 5.00%, 5/1/2037	925,000	900,942
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	963,092
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	363,705
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	214,393
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	332,814
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	171,939
5.00%, 4/1/2051 (c)	110,000	94,710
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	130,000	131,254
5.00%, 7/1/2039	410,000	392,495
Reunion East Community Development District, Special Assessment:
2.85%, 5/1/2031	20,000	16,874
3.15%, 5/1/2041	60,000	43,965
4.00%, 5/1/2051	135,000	102,135
Sawyers Landing Community Development District, Special Assessment 4.25%, 5/1/2053	3,300,000	2,589,186
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,175,424

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Seminole County, FL, Industrial Development Authority Revenue:
3.75%, 11/15/2025	$ 2,000,000	$ 1,868,625
5.50%, 11/15/2049	1,515,000	1,238,223
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036	1,000,000	840,483
4.00%, 12/15/2041	750,000	585,112
4.00%, 12/15/2046	750,000	553,021
4.00%, 12/15/2050	1,000,000	714,701
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	441,464
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	511,067
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	159,355
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,000,487
Town of Davie FL 5.00%, 4/1/2038	560,000	572,145
USF Financing Corp., Certificate Participation Series A, 5.00%, 7/1/2034	550,000	575,959
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,840,000	1,604,357
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	130,000	126,540
3.70%, 5/1/2050	1,925,000	1,409,423
Village Community Development District No. 14 5.50%, 5/1/2053	5,000,000	4,898,430
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	131,613
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	109,396
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	671,616
		134,482,204
GEORGIA — 1.3%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	185,500
Security Description	Principal Amount	Value
Series A1, 6.75%, 1/1/2035	$ 1,705,000	$ 903,650
Series A1, 7.00%, 1/1/2040	500,000	265,000
Augusta Development Authority 5.00%, 7/1/2025	785,000	781,434
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	84,171
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	4,495,000	3,832,337
Series D, 4.13%, 11/1/2045	435,000	370,871
Development Authority for Fulton County Series A, 5.00%, 4/1/2047	3,215,000	3,254,657
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue:
5.00%, 7/1/2042	1,000,000	946,375
Series A, 4.00%, 4/1/2051 (c)	6,350,000	4,170,865
Gainesville & Hall County Hospital Authority Series A, 5.00%, 2/15/2045	1,000,000	1,006,247
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2036	1,000,000	898,347
4.00%, 1/1/2054	750,000	576,729
5.00%, 1/1/2054 (c)	1,500,000	1,192,489
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	629,000	663,484
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	252,329
Main Street Natural Gas Inc Series A, 5.50%, 9/15/2028	1,500,000	1,600,541
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	215,068
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,265,779
Municipal Electric Authority of Georgia 5.00%, 1/1/2048	850,000	829,583
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	1,692,144
Series A, 5.00%, 7/1/2060	635,000	613,707
Series A, 5.50%, 7/1/2060	170,000	170,492
Roanoke County, GA, Economic Development Authority Revenue AMT, 4.00%, 1/1/2038 (c)	1,000,000	904,226

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	$ 790,000	$ 696,229
Series A, 5.25%, 10/1/2049	115,000	96,489
		28,468,743
GUAM — 1.6%
Antonio B Won Pat International Airport Authority Revenue Series C, AMT, 6.38%, 10/1/2043	590,000	602,995
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,563,016
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	3,800,000	3,868,209
Series D-REF, 4.00%, 11/15/2039	500,000	447,881
Series D-REF, 5.00%, 11/15/2027	355,000	365,451
Series D-REF, 5.00%, 11/15/2028	110,000	113,167
Series D-REF, 5.00%, 11/15/2029	525,000	539,723
Series D-REF, 5.00%, 11/15/2034	250,000	254,836
Series D-REF, 5.00%, 11/15/2035	100,000	101,607
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	318,652
Guam Government, General Obligation AMT, 5.00%, 11/15/2031	180,000	189,460
Guam Gov't Waterworks Authority Series A, 5.00%, 1/1/2050	4,750,000	4,707,636
Guam Power Authority:
Series A, 5.00%, 10/1/2034	3,205,000	3,416,364
Series A, 5.00%, 10/1/2036	1,940,000	1,994,707
Series A, 5.00%, 10/1/2037	1,535,000	1,573,837
Territory of Guam:
Series A, 5.00%, 12/1/2046	4,715,000	4,719,790
Series D, 5.00%, 11/15/2039	10,370,000	10,461,244
Series F, 5.00%, 1/1/2030	1,500,000	1,595,036
		36,833,611
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
3.20%, 7/1/2039	2,000,000	1,627,087
6.00%, 7/1/2028 (c)	355,000	349,676
Series A, 5.00%, 1/1/2045 (c)	750,000	635,580
Series A, 6.88%, 7/1/2043 (c)	300,000	300,703
		2,913,046
Security Description	Principal Amount	Value
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	$ 670,000	$ 591,298
Spring Valley Community Infrastructure District No 1 3.75%, 9/1/2051 (c)	3,000,000	2,147,495
		2,738,793
ILLINOIS — 9.7%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	230,537
Series A, 5.50%, 12/1/2043	115,000	107,960
Chicago Board of Education:
5.00%, 12/1/2030	3,780,000	3,852,676
5.00%, 12/1/2041	3,550,000	3,427,497
Series A, 5.00%, 12/1/2030	2,085,000	2,128,990
Series A, 5.00%, 12/1/2047	4,000,000	3,845,604
Series D, 5.00%, 12/1/2046	1,375,000	1,305,841
Chicago O'Hare International Airport Series A, 4.00%, 1/1/2038	2,505,000	2,439,056
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	527,717
Chicago, IL, Board of Education, General Obligation:
4.00%, 12/1/2047	9,250,000	7,469,804
Series A, Zero Coupon, 12/1/2027 (a)	225,000	184,698
Series A, Zero Coupon, 12/1/2028 (a)	100,000	78,472
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	720,230
Series A, 4.00%, 12/1/2027	3,215,000	3,145,501
Series A, 5.00%, 12/1/2027 (a)	1,100,000	1,152,937
Series A, 5.00%, 12/1/2028 (a)	150,000	158,339
Series A, 5.00%, 12/1/2030	1,935,000	1,982,919
Series A, 5.00%, 12/1/2031	600,000	611,737
Series A, 5.00%, 12/1/2032	750,000	766,419
Series A, 5.00%, 12/1/2033	1,000,000	1,015,266
Series A, 5.00%, 12/1/2036	3,550,000	3,556,732
Series A, 5.00%, 12/1/2037	150,000	149,839
Series A, 5.00%, 12/1/2038	1,750,000	1,737,491
Series A, 5.00%, 12/1/2039	910,000	896,822
Series A, 5.00%, 12/1/2042	1,330,000	1,273,339
Series A, 5.50%, 12/1/2026 (a)	885,000	913,423
Series A, 5.50%, 12/1/2031 (a)	620,000	670,477
Series A, 7.00%, 12/1/2026	1,100,000	1,180,325
Series A, 7.00%, 12/1/2044	3,405,000	3,605,300
Series A, 7.00%, 12/1/2046 (c)	3,125,000	3,385,200

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 12/1/2035	$ 200,000	$ 183,033
Series B, 5.00%, 12/1/2029	100,000	102,601
Series B, 5.00%, 12/1/2031	2,000,000	2,049,343
Series B, 5.00%, 12/1/2033	340,000	345,974
Series B, 5.00%, 12/1/2034	410,000	397,812
Series B-1, Zero Coupon, 12/1/2028 (a)	830,000	651,316
Series B-1, Zero Coupon, 12/1/2029 (a)	620,000	464,834
Series B-1, Zero Coupon, 12/1/2030 (a)	220,000	157,159
Series C, 5.00%, 12/1/2027	600,000	612,980
Series C, 5.25%, 12/1/2035	2,140,000	2,141,236
Series C, 5.25%, 12/1/2039	9,865,000	9,820,646
Series D, 5.00%, 12/1/2027	2,400,000	2,451,920
Series D, 5.00%, 12/1/2046	1,250,000	1,181,644
Series E, 5.13%, 12/1/2032	765,000	765,307
Series G, 5.00%, 12/1/2034	2,400,000	2,424,632
Series H, 5.00%, 12/1/2036	3,100,000	3,110,877
Series H, 5.00%, 12/1/2046	1,500,000	1,425,765
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	261,504
6.00%, 4/1/2046	350,000	362,934
6.10%, 4/1/2036	45,000	47,619
Chicago, IL, Midway International Airport Revenue:
Series A, AMT, 5.00%, 1/1/2024	750,000	760,217
Series A, AMT, 5.00%, 1/1/2026	100,000	103,936
Series A, AMT, 5.50%, 1/1/2030	200,000	200,228
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	255,023
5.00%, 1/1/2029	100,000	102,009
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (a)	300,000	280,392
Series B, 5.00%, 1/1/2029	315,000	326,993
Series B, 5.25%, 1/1/2029	275,000	275,000
Series C, 5.00%, 1/1/2032	500,000	526,668
Series D, 5.00%, 1/1/2039	210,000	210,000
Series D, 5.00%, 1/1/2044	325,000	325,000
Series D, 5.00%, 1/1/2047	500,000	508,051
Series D, 5.00%, 1/1/2052	770,000	779,594
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	142,622
City of Chicago IL:
Series 2005-D, 5.50%, 1/1/2040	1,245,000	1,260,547
Series A, 5.50%, 1/1/2039 (g)	2,800,000	2,940,085
Series A, 5.50%, 1/1/2040 (g)	2,720,000	2,846,586
Series A, 5.50%, 1/1/2041 (g)	2,020,000	2,086,314
Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2043 (g)	$ 1,750,000	$ 1,803,064
Series C, Zero Coupon, 1/1/2025	2,255,000	2,084,651
City of Chicago, IL , Certificate Participation 4.84%, 4/15/2028 (c)	3,460,000	3,461,868
City of Chicago, IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	125,000	102,615
Zero Coupon, 1/1/2030 (a)	270,000	202,408
5.25%, 1/1/2029	160,000	163,208
5.50%, 1/1/2030	250,000	255,955
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	788,369
Series A, 4.00%, 1/1/2036	600,000	555,520
Series A, 5.00%, 1/1/2027	300,000	301,293
Series A, 5.00%, 1/1/2034	250,000	250,042
Series A, 5.00%, 1/1/2035	365,000	362,180
Series A, 5.00%, 1/1/2040	1,000,000	991,553
Series A, 5.25%, 1/1/2027	280,000	285,877
Series A, 5.25%, 1/1/2029	465,000	467,756
Series A, 5.25%, 1/1/2032	155,000	155,497
Series A, 5.50%, 1/1/2035	840,000	881,255
Series A, 5.75%, 1/1/2033	510,000	533,622
Series C, Zero Coupon, 1/1/2026	200,000	177,704
Series C, Zero Coupon, 1/1/2030	885,000	656,671
Series C, 5.00%, 1/1/2024	65,000	65,693
Series C, 5.00%, 1/1/2026	470,000	482,717
Series C, 5.00%, 1/1/2027	195,000	199,122
Series C, 5.00%, 1/1/2035	700,000	708,910
Series C, 5.00%, 1/1/2038	4,470,000	4,502,041
City of Chicago, IL, Waterworks Revenue Series A-1, 5.00%, 11/1/2030	780,000	811,061
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	430,255
5.25%, 12/1/2043	205,000	205,272
Illinois Finance Authority:
4.00%, 10/1/2034 (c)	440,000	383,431
5.00%, 5/15/2040	3,550,000	3,083,600
Illinois State, Finance Authority Revenue:
4.00%, 12/1/2040	250,000	215,856
4.25%, 8/1/2042	1,050,000	923,555
4.75%, 5/15/2033	175,000	168,334
5.00%, 2/15/2032	100,000	100,326
5.00%, 5/15/2033	2,220,000	1,694,607
5.00%, 8/1/2042	580,000	577,050
5.25%, 2/15/2047	100,000	95,648
5.25%, 5/15/2047	145,000	135,910
5.50%, 4/1/2032	500,000	479,673
Series A, 5.00%, 2/15/2047	1,385,000	1,233,759

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2049	$ 600,000	$ 490,286
Series A, 5.00%, 2/15/2050	1,950,000	1,713,896
Series A, 5.25%, 5/1/2038	2,030,000	1,796,702
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,115,562
Series A, 6.00%, 7/1/2043	200,000	202,314
Series A, 6.13%, 4/1/2049 (c)	500,000	480,069
Series A, 6.13%, 4/1/2058 (c)	1,390,000	1,310,721
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	133,026
3.50%, 6/1/2031	1,200,000	1,111,154
4.00%, 2/1/2030 (a)	255,000	257,094
4.00%, 1/1/2031	640,000	617,466
4.00%, 6/1/2032	2,820,000	2,671,189
4.00%, 6/1/2033	700,000	656,980
4.00%, 6/1/2034	270,000	251,184
4.00%, 6/1/2035	100,000	92,053
4.13%, 11/1/2031	260,000	250,562
4.50%, 11/1/2039	125,000	116,121
5.00%, 2/1/2023	325,000	325,329
5.00%, 5/1/2023	230,000	231,000
5.00%, 8/1/2023	1,200,000	1,209,033
5.00%, 2/1/2026	1,250,000	1,283,243
5.00%, 1/1/2027	100,000	102,425
5.00%, 6/1/2027	1,070,000	1,097,563
5.00%, 11/1/2027	400,000	410,891
5.00%, 5/1/2028	700,000	706,384
5.00%, 1/1/2029	1,000,000	1,017,765
5.00%, 2/1/2029	1,175,000	1,202,319
5.00%, 4/1/2029	150,000	151,102
5.00%, 4/1/2030	695,000	699,270
5.00%, 4/1/2032	100,000	100,374
5.00%, 11/1/2034	120,000	120,759
5.00%, 3/1/2035	1,500,000	1,516,930
5.00%, 5/1/2035	140,000	140,275
5.00%, 5/1/2036	125,000	125,158
5.00%, 11/1/2036	760,000	761,784
5.00%, 3/1/2037	650,000	652,117
5.00%, 11/1/2038	875,000	870,681
5.00%, 2/1/2039	4,775,000	4,743,547
5.00%, 5/1/2039	380,000	377,043
5.00%, 11/1/2040	180,000	177,482
5.00%, 1/1/2041	300,000	295,452
5.25%, 7/1/2028	750,000	753,741
5.25%, 2/1/2029	405,000	408,689
5.25%, 7/1/2029	100,000	100,449
5.25%, 2/1/2033	230,000	231,194
5.50%, 7/1/2024	660,000	665,650
5.50%, 7/1/2025	245,000	247,121
5.50%, 7/1/2026	120,000	120,953
5.50%, 7/1/2027	200,000	201,569
5.50%, 7/1/2033	665,000	667,357
5.50%, 7/1/2038	200,000	200,460
Series A, 4.00%, 5/1/2024	135,000	135,357
Series A, 4.00%, 1/1/2029	630,000	618,151
Series A, 4.00%, 1/1/2030	515,000	501,204
Security Description	Principal Amount	Value
Series A, 4.50%, 12/1/2041	$ 875,000	$ 791,521
Series A, 4.63%, 5/1/2037	610,000	589,182
Series A, 5.00%, 10/1/2024	150,000	152,769
Series A, 5.00%, 12/1/2028	465,000	478,211
Series A, 5.00%, 5/1/2030	500,000	511,928
Series A, 5.00%, 10/1/2030	1,120,000	1,147,128
Series A, 5.00%, 12/1/2032	500,000	505,721
Series A, 5.00%, 4/1/2035	250,000	250,061
Series A, 5.00%, 5/1/2035	7,455,000	7,509,900
Series A, 5.00%, 12/1/2035	1,000,000	1,005,570
Series A, 5.00%, 4/1/2036	140,000	140,016
Series A, 6.00%, 5/1/2025	435,000	454,202
Series B, 5.00%, 12/1/2024	100,000	101,945
Series D, 5.00%, 11/1/2026	250,000	257,698
Series D, 5.00%, 11/1/2028	2,275,000	2,339,597
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	680,000	621,057
5.00%, 6/15/2032	220,000	221,609
Illinois, State Sales Tax Revenue:
Series A, 3.00%, 6/15/2033	500,000	441,930
Series A, 5.00%, 6/15/2026	725,000	754,792
Series A, 5.00%, 6/15/2027	250,000	259,713
Series D, 3.00%, 6/15/2031	710,000	647,173
Metropolitan Pier & Exposition Authority Zero Coupon, 6/15/2041	500,000	193,546
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (a)	5,735,000	3,961,823
Zero Coupon, 12/15/2039 (a)	200,000	86,806
Zero Coupon, 6/15/2047 (a)	1,000,000	297,277
Zero Coupon, 12/15/2051	2,200,000	466,869
Zero Coupon, 12/15/2056 (a)	845,000	152,678
4.00%, 12/15/2047	3,060,000	2,549,272
5.00%, 6/15/2042	205,000	205,058
5.00%, 6/15/2057	3,000,000	2,890,215
Series A, Zero Coupon, 6/15/2029 (a)	105,000	81,392
Series A, Zero Coupon, 6/15/2031 (a)	215,000	151,874
Series A, Zero Coupon, 6/15/2034 (a)	190,000	114,105
Series A, Zero Coupon, 12/15/2034 (a)	220,000	128,333
Series A, Zero Coupon, 12/15/2035 (a)	140,000	76,492
Series A, Zero Coupon, 6/15/2037 (a)	650,000	324,745
Series A, 5.50%, 6/15/2029 (a)	5,630,000	6,038,498
Series B, Zero Coupon, 6/15/2027 (a)	125,000	106,106
Series B, Zero Coupon, 12/15/2041	395,000	149,018

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/15/2040	$ 100,000	$ 100,251
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027 (a)	630,000	667,997
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	188,648
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	114,038
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	200,708
State of Illinois:
5.00%, 5/1/2032	5,000,000	5,019,360
5.00%, 4/1/2039	2,235,000	2,218,872
Series B, Class B, 4.00%, 10/1/2033	5,000,000	4,679,020
State of Illinois, General Obligation:
Series A, 5.00%, 3/1/2028	1,195,000	1,235,498
Series A, 5.00%, 3/1/2029	1,975,000	2,041,433
Series A, 5.00%, 3/1/2030	1,090,000	1,124,994
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	228,500
		218,798,826
INDIANA — 0.3%
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	91,243
Indiana Finance Authority:
5.00%, 10/1/2042	1,170,000	1,165,548
5.00%, 1/1/2052 (a)	2,500,000	2,540,859
Indiana State, Finance Authority, Environmental Revenue:
AMT, 7.00%, 3/1/2039 (c)	500,000	374,476
Series A, AMT, 6.75%, 5/1/2039	275,000	309,616
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	173,374
4.00%, 10/1/2036	640,000	650,152
Series A, 4.50%, 7/1/2053	250,000	159,755
Indianapolis Local Public Improvement Bond Bank Revenue AMT, 5.00%, 1/1/2027	750,000	771,372
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT, 7.25%, 12/1/2028 (e)	1,000,000	310,000
Security Description	Principal Amount	Value
Valparaiso, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	$ 750,000	$ 768,090
		7,314,485
IOWA — 0.6%
Iowa Finance Authority:
5.00%, 5/15/2036	1,250,000	1,135,052
5.00%, 5/15/2047	415,000	345,977
VRN, 5.00%, 12/1/2050 (b)	4,000,000	3,848,547
Iowa Finance Authority, Midwestern Disaster Area Revenue 4.75%, 8/1/2042	2,295,000	2,152,871
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	300,000	292,224
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	477,099
Series A, 5.00%, 5/15/2043	935,000	806,154
Iowa Tobacco Settlement Authority Series A2, 4.00%, 6/1/2037	1,410,000	1,317,305
Iowa Tobacco Settlement Authority Revenue:
Series B-, Zero Coupon, 6/1/2065	5,265,000	568,043
Series B-1 CLA, 4.00%, 6/1/2049	1,535,000	1,509,360
PEFA Inc, Revenue VRN, 5.00%, 9/1/2049 (b)	500,000	511,929
		12,964,561
KANSAS — 0.2%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	598,878
City of Overland Park KS Sales Tax Revenue 6.00%, 12/15/2032	200,000	87,838
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	620,154
Series I, 5.00%, 5/15/2033	350,000	330,999
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,602,727
5.00%, 3/1/2049	1,000,000	919,757
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,134,534
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (a)	265,000	216,993
		5,511,880

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KENTUCKY — 0.9%
City of Henderson, KY, Revenue:
AMT, 4.45%, 1/1/2042 (c)	$ 4,150,000	$ 3,772,539
AMT, 4.70%, 1/1/2052 (c)	465,000	410,779
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	211,518
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	233,469
Kentucky Economic Development Finance Authority Series A, 5.00%, 6/1/2037	1,520,000	1,559,102
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	134,059
Series A, 5.00%, 9/1/2023 (a)	135,000	136,569
Series A, 5.00%, 9/1/2025 (a)	425,000	445,167
Series A, 5.00%, 9/1/2026 (a)	160,000	168,135
Series A, 5.00%, 9/1/2030 (a)	1,180,000	1,239,381
Series A, 5.00%, 9/1/2042 (a)	125,000	126,435
Kentucky Public Energy Authority Revenue VRN, 4.00%, 12/1/2050 (b)	500,000	494,949
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	817,575
Series A, 5.00%, 9/1/2026	120,000	123,735
Kentucky, Economic Development Finance Authority Revenue:
4.00%, 12/1/2041 (a)	500,000	467,642
5.00%, 12/1/2045 (a)	550,000	558,113
5.25%, 6/1/2050	100,000	100,441
5.50%, 11/15/2035	105,000	94,408
Series A, 4.25%, 7/1/2035	2,645,000	2,470,190
Series A, 5.00%, 1/1/2045	825,000	785,812
Series A, 5.00%, 6/1/2045	1,025,000	1,028,195
Series A-2, 4.65%, 5/1/2025 (c)	3,000,000	2,997,856
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	106,005
Louisville/Jefferson County Metropolitan Gov't VRN, 5.00%, 10/1/2047 (b)	500,000	542,420
Louisville/Jefferson County Metropolitan Gov't Revenue VRN, 5.00%, 10/1/2047 (b)	500,000	503,497
		19,527,991
Security Description	Principal Amount	Value
LOUISIANA — 1.2%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	$ 2,000,000	$ 2,080,640
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	181,402
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,156,955
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	318,667
Louisiana Local Gov't Environmental Facilities & Community Development Authority Revenue:
3.50%, 11/1/2032	5,275,000	4,919,378
Series A, 5.00%, 1/1/2049	1,500,000	1,045,282
Louisiana Public Facilities Authority 5.63%, 6/1/2037 (c)	420,000	408,075
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,184
5.00%, 7/1/2047	300,000	305,133
5.25%, 10/1/2046	3,590,000	3,373,910
Series A, 5.00%, 7/1/2046	500,000	507,190
Series A, 5.00%, 7/1/2051	385,000	388,586
New Orleans, LA, Aviation Board Revenue Series B, AMT, 5.00%, 1/1/2024	240,000	243,363
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,064,215
Series 2, 6.35%, 10/1/2040 (c)	6,000,000	6,385,102
Parish of State John the Baptist LA Series A-3, VRN, 2.20%, 6/1/2037 (b)	3,980,000	3,662,995
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	263,991
Series A, 5.00%, 12/1/2036 (a)	260,000	280,892
Series B, 4.00%, 12/1/2041 (a)	480,000	438,848
Series C, 4.00%, 12/1/2033 (a)	365,000	366,229

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	$ 250,000	$ 238,083
		27,634,120
MAINE — 0.3%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	200,000	201,738
Series A, 4.00%, 7/1/2041	100,000	89,257
Series A, 4.00%, 7/1/2046	310,000	267,348
Series A, 5.00%, 7/1/2046	5,045,000	5,003,800
Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	525,000	527,356
		6,089,499
MARYLAND — 1.3%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	310,102
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2023	210,000	209,241
5.00%, 9/1/2027	305,000	302,603
5.00%, 9/1/2028	750,000	745,402
5.00%, 9/1/2031	500,000	496,651
5.00%, 9/1/2039	1,250,000	1,150,769
5.00%, 9/1/2046	250,000	224,420
5.00%, 6/1/2051	550,000	512,991
Series A, 4.50%, 9/1/2033	1,325,000	1,276,936
City of Brunswick, MD, Special Tax Revenue:
4.00%, 7/1/2029	1,470,000	1,420,978
5.00%, 7/1/2036	474,000	475,230
County of Frederick, MD, Tax Incr Special Tax Allocation 3.75%, 7/1/2039	875,000	733,073
Frederick County, MD, Tax Incremental Special Tax Allocation Revenue Series C, 4.00%, 7/1/2050 (c)	1,000,000	826,752
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	406,524
Maryland Economic Development Corp.:
AMT, 5.25%, 6/30/2047	2,000,000	2,000,852
Series A, AMT, 5.00%, 11/12/2028	1,000,000	1,023,450
Series A, 5.63%, 7/1/2043	1,500,000	1,594,627
Maryland Economic Development Corp., Revenue 5.75%, 9/1/2025	525,000	529,388
Security Description	Principal Amount	Value
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	$ 595,000	$ 533,828
4.00%, 9/1/2040	325,000	275,523
4.00%, 9/1/2050	2,520,000	1,964,944
4.38%, 7/1/2036	1,155,000	1,063,737
Maryland Health & Higher Educational Facilities Authority Series A, 5.50%, 1/1/2036	5,000,000	4,923,359
Maryland Health & Higher Educational Facilities Authority Revenue:
3.00%, 7/1/2046	545,000	400,019
5.00%, 7/1/2045	90,000	90,147
Series A, 5.00%, 7/1/2038	100,000	101,537
Series A, 5.50%, 1/1/2031	100,000	106,663
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,547,265
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	467,557
Series B, 5.00%, 11/1/2042	3,105,000	2,764,028
		28,478,596
MASSACHUSETTS — 0.9%
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	97,266
5.00%, 6/15/2054	500,000	451,083
Massachusetts Development Finance Agency:
Series A, 5.00%, 7/1/2044	4,000,000	3,873,358
Series A, 5.00%, 1/1/2047	3,350,000	3,338,780
Series E, 5.00%, 7/1/2037	1,000,000	1,010,471
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	466,913
5.00%, 7/1/2026	500,000	522,723
5.00%, 1/1/2041	240,000	240,757
5.00%, 10/1/2043	950,000	849,427
5.00%, 7/1/2044	500,000	503,847
5.00%, 1/1/2045	300,000	300,171
5.00%, 7/1/2047	870,000	703,877
5.00%, 7/1/2051 (c)	750,000	604,038
5.00%, 10/1/2057 (c)	3,420,000	3,448,448
Series A, 5.25%, 7/1/2034	10,000	9,243
Series A, 5.50%, 7/1/2044	325,000	286,618
Series D, 4.00%, 7/1/2045	350,000	299,606
Series F, 5.63%, 7/15/2036	120,000	120,956
Series I, 5.00%, 7/1/2029	560,000	591,535
Series J2, 5.00%, 7/1/2048	680,000	691,010
Series M, 5.00%, 10/1/2045	750,000	750,452

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 3.50%, 7/1/2033	$ 55,000	$ 52,580
		19,213,159
MICHIGAN — 1.4%
City of Detroit MI Series A, 4.00%, 4/1/2040	1,440,000	1,223,302
City Of Detroit, MI, Unlimited Tax General Obligation:
5.00%, 4/1/2031	500,000	514,835
5.50%, 4/1/2050	135,000	135,861
Series A, 5.00%, 4/1/2046	250,000	236,203
Series A, 5.00%, 4/1/2050	2,000,000	1,869,928
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	169,830
Grand Rapids, MI, Economic Development Corp. Revenue:
5.00%, 11/1/2047	1,000,000	810,001
5.50%, 4/1/2039	3,000,000	2,290,655
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	2,411,776
Michigan Finance Authority Series A, 5.00%, 5/15/2054	5,000,000	5,031,320
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	99,721
4.00%, 2/15/2044	245,000	228,104
5.00%, 7/1/2033	100,000	100,952
Series A-2, 5.00%, 6/1/2040	1,655,000	1,674,324
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	1,657,356
Series B, 5.00%, 7/1/2028	100,000	101,153
Series B, 5.00%, 7/1/2044	3,575,000	3,566,873
Series D-2, 5.00%, 7/1/2034	400,000	411,917
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	155,000	130,934
4.90%, 4/1/2041 (c)	260,000	192,533
5.00%, 7/1/2026	225,000	227,630
5.25%, 2/1/2027	500,000	505,218
5.25%, 2/1/2032	690,000	701,036
Michigan State, Revenue 5.00%, 3/15/2026	680,000	727,327
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
AMT, 5.00%, 6/30/2030	35,000	36,270
AMT, 5.00%, 6/30/2031	665,000	688,323
AMT, 5.00%, 12/31/2032	550,000	567,295
Security Description	Principal Amount	Value
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series B, Zero Coupon, 6/1/2052	$ 715,000	$ 77,422
Series C, Zero Coupon, 6/1/2058	20,900,000	817,447
Michigan Strategic Fund AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	964,873
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	887,281
Wayne County Airport Authority Revenue:
AMT, 5.00%, 12/1/2039	550,000	554,492
AMT, 5.00%, 12/1/2044	285,000	285,000
Series B, 5.00%, 12/1/2039 (a)	700,000	707,630
		30,604,822
MINNESOTA — 0.5%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	130,338
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	50,000	48,843
Series A, 5.00%, 3/1/2039	500,000	448,687
Series A, 5.50%, 7/1/2035	150,000	137,061
Duluth Economic Development Authority Series A, 4.25%, 2/15/2048	1,000,000	900,981
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	328,318
5.00%, 7/1/2056	2,125,000	1,772,083
Series A, 5.38%, 8/1/2050	1,000,000	943,129
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	92,405
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	272,598
Rochester, MN, Health Care & Housing Revenue:
5.00%, 8/1/2048	1,050,000	882,292
Series A, 4.50%, 8/1/2042	1,100,000	897,161
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	490,956
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	108,756

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	$ 1,315,000	$ 1,196,554
Series A, 4.63%, 3/1/2043	235,000	197,726
Series A, 5.30%, 7/1/2045	500,000	461,730
Series A, 5.75%, 7/1/2047 (c)	1,000,000	944,882
St. Paul, MN, Port Authority Revenue Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	236,760
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	140,233
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	213,878
5.25%, 12/1/2049	340,000	281,445
		11,126,816
MISSISSIPPI — 0.4%
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	306,382
Mississippi State, Development Bank, Revenue:
3.50%, 9/1/2034 (a)	300,000	286,423
4.00%, 10/1/2035 (c)	500,000	445,249
4.00%, 10/1/2041 (c)	1,000,000	824,619
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	100,253
Series S, 5.00%, 9/1/2046	400,000	394,524
State of Mississippi Gaming Tax Revenue:
Series A, 5.00%, 10/15/2032	605,000	661,055
Series A, 5.00%, 10/15/2035	2,000,000	2,151,854
Series A, 5.00%, 10/15/2036	500,000	535,750
Warren County, MS, Gulf Opportunity Revenue:
VRN, 1.38%, 8/1/2027 (b)	1,100,000	1,025,441
VRN, 1.38%, 5/1/2034 (b)	1,350,000	1,258,496
		7,990,046
MISSOURI — 0.7%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	114,779
5.00%, 8/1/2029	70,000	66,358
5.00%, 8/1/2030	530,000	498,128
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	370,000	246,156
4.00%, 3/1/2041	120,000	104,006
4.00%, 3/1/2046	100,000	84,004
Security Description	Principal Amount	Value
City of State Ann, MO, Tax Allocation Series A, 4.63%, 11/1/2030 (c)	$ 200,000	$ 189,955
Health & Educational Facilities Authority of the State of Missouri 3.00%, 6/1/2053	2,475,000	1,739,708
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	977,791
Jennings, MO, Revenue 5.00%, 11/1/2023	195,000	101,400
Kansas City, MO, Industrial Development Authority Revenue:
2.00%, 11/15/2046	200,616	9,474
AMT, 5.00%, 3/1/2033	760,000	804,651
5.00%, 11/15/2046	449,515	336,327
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	3,000,000	2,483,374
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	689,433
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	830,851
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	387,144
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	107,996
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	253,597
Missouri, State Health & Educational Facilities Authority Revenue:
4.00%, 6/1/2053	500,000	442,105
4.25%, 8/1/2035	280,000	256,388
4.25%, 12/1/2042 (c)	450,000	424,414
5.00%, 5/1/2030	100,000	100,609
Series A, 5.00%, 2/1/2036	650,000	632,942
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	125,000	125,340
5.00%, 9/1/2038	350,000	315,412

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2042	$ 150,000	$ 129,697
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	245,000	287,623
St. Louis, MO, Industrial Development Authority Revenue:
5.50%, 6/15/2042 (c)	500,000	450,320
5.63%, 6/15/2053 (c)	400,000	352,383
Series A, 4.75%, 11/15/2047	1,000,000	746,698
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	212,025
State Joseph Industrial Development Authority Revenue 4.63%, 1/1/2045	830,000	615,636
		15,116,724
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	672,999
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	81,973
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	201,791
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	319,376
		1,276,139
NEBRASKA — 0.2%
Central Plains Energy Project Series A, 5.00%, 9/1/2036	1,140,000	1,195,495
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	700,000	737,460
Series A, 5.00%, 9/1/2032	1,000,000	1,071,594
Nebraska Public Power District Series C, 5.00%, 1/1/2030	580,000	657,212
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	621,112
		4,282,873
NEVADA — 0.3%
Carson City, NV, Revenue 5.00%, 9/1/2047	250,000	253,568
City of Las Vegas NV Special Improvement District No 816, Special Assessment 3.13%, 6/1/2051	210,000	133,520
Security Description	Principal Amount	Value
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	$ 25,000	$ 24,246
Series A, 2.75%, 6/15/2028 (c)	150,000	133,878
Clark County School District Series A, 4.00%, 6/15/2035	500,000	506,619
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	119,438
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	174,140
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	126,648
County of Clark NV 2.10%, 6/1/2031	395,000	318,187
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	117,198
State of Nevada Department of Business & Industry Revenue:
AMT, 5.75%, 2/15/2038 (c)	1,095,000	856,890
AMT, 5.88%, 12/15/2027 (c)	613,799	627,696
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,022,559
AMT, 6.95%, 2/15/2038 (c)	1,000,000	886,376
Series A, 4.50%, 12/15/2029 (c)	670,000	661,339
Series A, 5.00%, 12/15/2038 (c)	750,000	725,770
		7,688,072
NEW HAMPSHIRE — 0.8%
National Finance Authority Series 1A, Class A, 4.13%, 1/20/2034	6,234,966	6,045,549
National Finance Authority, NH, Revenue:
4.00%, 1/1/2051	1,330,000	1,034,090
AMT, 4.88%, 11/1/2042 (c)	1,855,000	1,670,405
5.00%, 7/1/2031 (c)	1,135,000	1,058,185
5.00%, 7/1/2041 (c)	1,855,000	1,582,950
Series A, VRN, 3.63%, 7/1/2043 (b) (c)	2,960,000	2,313,296
Series B, AMT, VRN, 3.75%, 7/1/2045 (b) (c)	6,450,000	5,129,985
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (e)	292,175	64,279
		18,898,739

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 3.2%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	$ 420,000	$ 349,396
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	507,454
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	119,966
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	97,369
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	330,000	334,969
New Jersey Economic Development Authority AMT, 5.00%, 10/1/2047	4,450,000	4,326,549
New Jersey Health Care Facilities Financing Authority:
4.00%, 7/1/2039	520,000	504,934
5.00%, 7/1/2041	4,000,000	4,017,557
New Jersey Transportation Trust Fund Authority 4.00%, 6/15/2046	1,375,000	1,191,701
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	100,308
4.38%, 1/1/2024	385,000	381,383
5.00%, 3/1/2027	100,000	100,289
5.00%, 6/15/2027	500,000	534,903
AMT, 5.00%, 10/1/2037	100,000	100,411
5.00%, 11/1/2044	500,000	509,593
AMT, 5.13%, 9/15/2023	1,390,000	1,393,244
AMT, 5.13%, 1/1/2039 (a)	720,000	721,201
AMT, 5.25%, 9/15/2029	50,000	49,675
5.25%, 1/1/2044	750,000	660,577
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	536,346
Series A, 4.00%, 11/1/2027	525,000	539,560
Series A, 5.00%, 7/1/2027 (a)	500,000	532,006
Series A, 5.00%, 7/1/2033	1,225,000	1,276,752
Series A, 5.00%, 6/1/2036	490,000	468,293
Series A, 5.00%, 6/15/2047	510,000	515,232
Series AAA, 4.13%, 6/15/2025	365,000	372,712
Series AAA, 5.00%, 6/15/2036	300,000	310,267
Series AAA, 5.00%, 6/15/2041	500,000	508,003
Security Description	Principal Amount	Value
Series B, Zero Coupon, 7/1/2027 (a)	$ 160,000	$ 136,432
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,511,234
Series C, 4.00%, 6/15/2047	155,000	133,634
Series C, 5.00%, 6/15/2047	365,000	368,745
Series EEE, 5.00%, 6/15/2038	1,205,000	1,248,244
Series MMM, 4.00%, 6/15/2036	335,000	326,067
Series N-1, 5.50%, 9/1/2023 (a)	100,000	101,393
Series NN, 5.00%, 3/1/2025	310,000	310,857
Series PP, 5.00%, 6/15/2025	100,000	102,510
Series PP, 5.00%, 6/15/2031	245,000	252,731
Series QQQ, 4.00%, 6/15/2037	660,000	626,419
Series QQQ, 4.00%, 6/15/2050	210,000	176,623
Series QQQ, 5.00%, 6/15/2028	750,000	810,202
Series UU, 5.00%, 6/15/2034	355,000	360,064
Series WW, 5.00%, 6/15/2035	500,000	512,022
Series WW, 5.00%, 6/15/2036	240,000	245,243
Series WW, 5.00%, 6/15/2037	390,000	397,072
Series XX, 4.38%, 6/15/2027	175,000	179,141
Series XX, 5.00%, 6/15/2026	880,000	917,135
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	124,392
3.50%, 7/1/2031	215,000	213,519
Series A, 3.00%, 7/1/2050	655,000	457,285
Series B, 5.00%, 9/1/2036	300,000	309,400
Series B, 5.50%, 9/1/2032	150,000	159,709
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	146,414
5.00%, 10/1/2026	500,000	529,040
5.00%, 9/15/2027	170,000	171,967
5.00%, 10/1/2027	905,000	966,606
5.00%, 10/1/2028	100,000	106,998
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	486,417
4.50%, 6/15/2049	1,980,000	1,861,373
5.00%, 6/15/2027	700,000	739,421
5.00%, 6/15/2028	900,000	949,028
5.00%, 6/15/2037	560,000	589,553
5.25%, 6/15/2043	500,000	519,417
Series A, Zero Coupon, 12/15/2025	230,000	207,083
Series A, Zero Coupon, 12/15/2027	820,000	681,583

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, Zero Coupon, 12/15/2028	$ 100,000	$ 79,682
Series A, Zero Coupon, 12/15/2029	900,000	686,150
Series A, Zero Coupon, 12/15/2030	265,000	193,003
Series A, Zero Coupon, 12/15/2033	285,000	177,772
Series A, Zero Coupon, 12/15/2035	615,000	340,728
Series A, Zero Coupon, 12/15/2038	570,000	262,204
Series A, 4.00%, 12/15/2037 (a)	645,000	642,016
Series A, 5.00%, 6/15/2024	120,000	123,024
Series A, 5.00%, 12/15/2024	270,000	279,513
Series A, 5.00%, 12/15/2025	250,000	262,749
Series A, 5.00%, 12/15/2026	650,000	693,156
Series A, 5.00%, 12/15/2028	100,000	108,684
Series A, 5.00%, 6/15/2029	175,000	184,501
Series A, 5.00%, 12/15/2029	350,000	380,241
Series A, 5.00%, 6/15/2031	1,005,000	1,055,286
Series A, 5.75%, 6/15/2023 (a)	165,000	166,723
Series -A, Zero Coupon, 12/15/2032	1,090,000	716,993
Series -A, Zero Coupon, 12/15/2038	140,000	64,401
Series AA, 4.00%, 6/15/2036	400,000	389,334
Series AA, 4.00%, 6/15/2037	250,000	237,280
Series AA, 4.00%, 6/15/2039	1,000,000	924,829
Series AA, 4.75%, 6/15/2035	260,000	263,719
Series AA, 4.75%, 6/15/2038	185,000	185,805
Series AA, 5.00%, 6/15/2024	100,000	100,789
Series AA, 5.00%, 6/15/2026	1,010,000	1,024,075
Series AA, 5.00%, 6/15/2038	440,000	442,982
Series AA, 5.00%, 6/15/2044	780,000	782,271
Series AA, 5.25%, 6/15/2029	90,000	93,920
Series AA, 5.25%, 6/15/2030	280,000	282,237
Series AA, 5.25%, 6/15/2031	675,000	702,018
Series AA, 5.25%, 6/15/2033	120,000	120,743
Series AA, 5.25%, 6/15/2041	200,000	202,825
Series B, 3.50%, 6/15/2046	1,395,000	1,127,182
Series B, 4.00%, 6/15/2036	200,000	194,667
Series B, 4.00%, 6/15/2050	1,860,000	1,564,372
Series B, 5.25%, 12/15/2023 (a)	230,000	234,165
Series BB, 4.00%, 6/15/2044	390,000	343,225
Series BB, 5.00%, 6/15/2050	500,000	504,568
Series C, Zero Coupon, 12/15/2028 (a)	125,000	99,602
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	514,550
Series D, 5.00%, 12/15/2024	645,000	667,725
Security Description	Principal Amount	Value
New Jersey, Turnpike Authority Revenue:
5.00%, 1/1/2045	$ 500,000	$ 509,774
Series E, 5.00%, 1/1/2034	300,000	311,452
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (a)	435,000	470,802
South Jersey Transportation Authority Revenue Series A, 5.00%, 11/1/2031 (a)	750,000	803,517
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT, 5.00%, 1/1/2036	150,000	153,668
Series B, AMT, 5.00%, 1/1/2042	750,000	749,868
Series B, AMT, 5.00%, 1/1/2048	500,000	483,228
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	180,706
Series A, 3.00%, 6/1/2032	3,000,000	2,889,711
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	1,905,000	1,911,125
Series B, 3.20%, 6/1/2027	10,000	9,970
Series B, 5.00%, 6/1/2046	7,000,000	6,683,767
		72,572,920
NEW MEXICO — 0.2%
City of Santa Fe NM Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	278,270
Farmington, NM, Electric Power & Lights Revenue 2.15%, 4/1/2033	5,135,000	4,179,057
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	170,000	154,677
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	399,959
		5,011,963
NEW YORK — 8.2%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	440,000	104,179
Series A, 5.00%, 7/15/2042	5,000,000	4,737,256
Buffalo & Erie County Industrial Land Development Corp. 5.00%, 7/1/2023	550,000	530,275

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Buffalo & Erie County Industrial Land Development Corp. Revenue 5.25%, 7/1/2035	$ 500,000	$ 421,313
Build NYC Resource Corp., NY, Revenue:
AMT, 5.00%, 1/1/2035 (c)	265,000	267,848
5.00%, 11/1/2039	250,000	227,423
5.25%, 11/1/2034	250,000	241,438
5.50%, 11/1/2044	895,000	836,735
Series A, 5.00%, 6/1/2047 (c)	150,000	134,968
Series A, 5.00%, 6/15/2051 (c)	500,000	447,127
Series A1, 5.25%, 6/1/2040 (c)	720,000	572,189
Series A1, 5.50%, 6/1/2055 (c)	610,000	455,852
Series B, 5.00%, 6/1/2055 (c)	1,215,000	922,511
City of Poughkeepsie NY 5.00%, 6/1/2031	600,000	625,605
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	803,292
Series A, 5.00%, 7/1/2045	725,000	739,971
Series A, 5.00%, 7/1/2051 (c)	800,000	724,683
Series B, 4.00%, 7/1/2044	400,000	353,657
Series B, 4.00%, 7/1/2049	400,000	344,341
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	168,796
Series A, 5.00%, 6/1/2045	635,000	599,801
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	2,955,763
Series B, Zero Coupon, 1/1/2045	2,000,000	480,591
Series C, 5.63%, 1/1/2055	620,000	512,848
Hempstead Town Local Development Corp. Revenue 5.53%, 2/1/2040	850,000	818,170
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,170,102
Jefferson County, NY, Industrial Development Revenue AMT, 5.25%, 1/1/2024 (c)	215,000	98,900
Long Island Power Authority:
Series A, 3.00%, 9/1/2040	540,000	449,796
Series A, 5.00%, 9/1/2037	540,000	595,070
Series A, 5.00%, 9/1/2038	485,000	531,807
Metropolitan Transportation Authority:
Series E, 4.00%, 11/15/2045	3,000,000	2,533,713
Series H, 4.00%, 11/15/2034	220,000	220,043
Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	$ 560,000	$ 552,443
Series A-1-GROUP 1, 4.00%, 11/15/2041 (a)	660,000	616,854
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	500,634
Series B, 5.00%, 11/15/2026	115,000	120,173
Series B, 5.00%, 11/15/2037	625,000	634,712
Series C, 4.00%, 11/15/2033	205,000	200,467
Series C, 5.00%, 11/15/2032	550,000	559,287
Series C-1, 3.25%, 11/15/2036	290,000	243,028
Series C-1, 4.75%, 11/15/2045	825,000	771,446
Series C-1, 5.00%, 11/15/2026	500,000	522,491
Series C-1, 5.00%, 11/15/2029	850,000	879,752
Series C-1, 5.00%, 11/15/2031	425,000	432,962
Series C-2, Zero Coupon, 11/15/2027	715,000	594,471
Series C-2, Zero Coupon, 11/15/2032	300,000	197,138
Series D, 3.00%, 11/15/2032	215,000	188,830
Series D, 5.00%, 11/15/2039	585,000	580,616
Monroe County, NY, Industrial Development Corp., Revenue 5.00%, 12/1/2046	1,975,000	1,955,937
Monroe County, PA, Industrial Development Corp. Revenue:
5.00%, 12/1/2032	1,000,000	1,073,220
5.00%, 1/1/2040	590,000	506,826
5.00%, 1/1/2050	500,000	397,683
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	654,183
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	551,441	538,995
Series A-3, 5.00%, 6/1/2035	2,385,000	2,206,795
Series A-3, 5.13%, 6/1/2046	635,000	581,637
New York City Industrial Development Agency Series A, 4.00%, 3/1/2032 (a)	2,000,000	2,088,371
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (a)	530,000	347,939
Zero Coupon, 3/1/2045 (a)	575,000	192,941
Series A, 5.00%, 1/1/2028 (a)	500,000	544,282
New York City, Housing Development Corp.:
Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	97,021

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-8SPR, Class F, 4.50%, 2/15/2048	$ 5,000,000	$ 4,905,693
New York City, NY, Convention Center Development Corp. Revenue:
Zero Coupon, 11/15/2045	700,000	211,712
5.00%, 11/15/2026	700,000	736,443
New York City, NY, Dormitory Authority Revenue:
4.00%, 9/1/2050	500,000	402,378
5.00%, 7/1/2023	535,000	539,728
5.00%, 10/1/2026	165,000	178,385
5.25%, 7/1/2031 (a)	265,000	276,443
Series A, 4.25%, 5/1/2042	285,000	249,666
Series A, 5.00%, 7/1/2029	1,340,000	1,405,618
Series A, 5.00%, 8/1/2032	130,000	132,840
Series A, 5.00%, 7/1/2036	500,000	514,086
Series A, 5.00%, 7/1/2046	850,000	858,570
Series A, 5.15%, 7/1/2024 (a)	345,000	352,721
Series A, 5.50%, 1/1/2039	400,000	415,992
Series A, 5.50%, 1/1/2044	850,000	883,984
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	340,000	190,026
5.50%, 7/1/2035 (a)	235,000	253,000
5.75%, 10/1/2037 (e)	1,000,000	800,000
New York City, NY, Liberty Development Corp. Revenue:
7.25%, 11/15/2044 (c)	2,815,000	2,827,726
Series 1, 5.00%, 11/15/2044 (c)	7,275,000	6,600,164
Series 2, 5.38%, 11/15/2040 (c)	2,220,000	2,154,148
New York City, NY, Thruway Authority Revenue:
Series L, 5.00%, 1/1/2033	610,000	668,917
Series N, 3.00%, 1/1/2049	510,000	374,225
New York City, NY, Transportation Development Corp. Revenue:
AMT, 2.25%, 8/1/2026	325,000	300,091
AMT, 3.00%, 8/1/2031	330,000	286,907
AMT, 4.00%, 10/1/2030	1,900,000	1,834,752
AMT, 4.00%, 1/1/2036	910,000	835,850
AMT, 5.00%, 1/1/2023	1,475,000	1,475,000
AMT, 5.00%, 8/1/2026	2,285,000	2,284,835
AMT, 5.00%, 1/1/2027	350,000	355,816
AMT, 5.00%, 1/1/2028	275,000	280,463
AMT, 5.00%, 1/1/2029	120,000	122,331
AMT, 5.00%, 1/1/2030	365,000	371,931
AMT, 5.00%, 1/1/2031	2,540,000	2,584,112
AMT, 5.00%, 8/1/2031	3,930,000	3,845,011
AMT, 5.00%, 10/1/2035	4,875,000	4,848,471
AMT, 5.00%, 1/1/2036	5,500,000	5,455,412
AMT, 5.00%, 12/1/2036	1,600,000	1,645,539
Security Description	Principal Amount	Value
AMT, 5.00%, 10/1/2040	$ 13,875,000	$ 13,352,343
AMT, 5.00%, 7/1/2046	1,500,000	1,436,092
AMT, 5.25%, 8/1/2031	1,275,000	1,278,993
AMT, 5.38%, 8/1/2036	4,550,000	4,487,338
Series A, AMT, 4.00%, 7/1/2037 (a)	100,000	91,310
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,532,592
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,333,812
Series A, AMT, 5.00%, 7/1/2030	170,000	171,881
Series A, AMT, 5.00%, 12/1/2035	3,210,000	3,320,187
Series A, AMT, 5.00%, 12/1/2037	1,270,000	1,301,499
Series A, AMT, 5.00%, 7/1/2041	515,000	500,969
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,418,924
Series A, 5.00%, 6/1/2045	885,000	801,926
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	705,714
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	470,000	465,745
3.75%, 6/1/2045	225,000	173,967
5.00%, 6/1/2045	930,000	864,817
New York Liberty Development Corp. 5.15%, 11/15/2034 (c)	10,895,000	10,528,335
New York State Dormitory Authority:
3.00%, 7/1/2031	1,800,000	1,326,906
3.00%, 7/1/2033	2,150,000	1,486,795
Series A, 5.00%, 7/15/2050	3,000,000	3,006,506
New York State Environmental Facilities Corp. Revenue AMT, VRN, 2.75%, 9/1/2050 (b)	3,475,000	3,272,397
New York State Thruway Authority:
Series B, 4.00%, 1/1/2039	7,405,000	7,161,612
Series N, 4.00%, 1/1/2041	815,000	777,687
New York State, Transportation Development Corp. Revenue Series A, AMT, 5.25%, 1/1/2050	3,040,000	2,954,171
New York Transportation Development Corp.:
AMT, 4.00%, 7/1/2031	2,100,000	2,010,944
AMT, 4.00%, 7/1/2041	5,030,000	4,206,692
AMT, 4.00%, 4/30/2053	4,505,000	3,658,322

See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Polk County, OR, Hospital Facility Authority Revenue:
AMT, 4.00%, 11/1/2059	$ 610,000	$ 522,166
5.00%, 10/15/2033	515,000	541,481
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	376,794
Suffolk Tobacco Asset Securitization Corp., Revenue 4.00%, 6/1/2050	2,250,000	2,166,432
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue 4.00%, 6/1/2050	500,000	417,323
Syracuse, NY, Industrial Development Agency Revenue:
AMT, 5.00%, 1/1/2030	150,000	122,841
AMT, 5.00%, 1/1/2031	2,070,000	1,649,487
AMT, 5.00%, 1/1/2032	100,000	77,730
AMT, 5.00%, 1/1/2033	150,000	113,542
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	555,623
Series B, 5.00%, 6/1/2045	3,000,000	2,694,029
Series B, 5.00%, 6/1/2048	2,950,000	2,602,543
Westchester County Local Development Corp., Revenue 5.00%, 11/1/2046	1,550,000	1,541,394
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	321,000	321,587
Westchester County, NY, Industrial Development Agency Revenue AMT, 7.00%, 6/1/2046 (c)	700,000	613,115
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	223,575
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	166,513
		184,200,834
NORTH CAROLINA — 0.3%
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,052,307
5.00%, 7/1/2045	500,000	434,824
Series A, 4.00%, 7/1/2044	500,000	382,107
Series A, 5.00%, 7/1/2044	500,000	462,185
North Carolina Turnpike Authority Series A, 5.00%, 7/1/2047	3,160,000	3,164,578
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	891,257
North Carolina, Department of Transportation Revenue:
AMT, 5.00%, 12/31/2037	250,000	252,200
Security Description	Principal Amount	Value
AMT, 5.00%, 6/30/2054	$ 575,000	$ 558,639
		7,198,097
NORTH DAKOTA — 0.6%
City of Grand Forks ND:
4.00%, 12/1/2037	2,600,000	2,429,114
4.00%, 12/1/2038	2,300,000	2,120,449
County of Ward ND Series C, 5.00%, 6/1/2053	8,750,000	7,544,815
University of North Dakota, Certificate Participation Series A, 2.50%, 6/1/2054 (a)	500,000	307,063
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	115,000	96,889
		12,498,330
OHIO — 4.3%
Akron Bath Copley Joint Township Hospital District Revenue 4.00%, 11/15/2038	600,000	536,834
American Municipal Power, Inc. 5.00%, 2/15/2033	735,000	827,813
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,069,632
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	564,441
Series B, Zero Coupon, 6/1/2057	10,000,000	1,144,482
Series B-2, 5.00%, 6/1/2055	40,465,000	35,123,640
City of Centerville OH 5.25%, 11/1/2047	3,190,000	2,822,967
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	290,305
City of Cleveland OH Revenue AMT, 5.38%, 9/15/2027	1,320,000	1,320,319
Cleveland-Cuyahoga County Port Authority, Tax Allocation 4.50%, 12/1/2055 (c)	100,000	78,002
County of Allen OH Hospital Facilities Revenue Series A, 4.00%, 11/1/2044	690,000	637,139
County of Cuyahoga OH 5.00%, 2/15/2052	2,000,000	1,956,590
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	639,032
5.00%, 1/1/2051	750,000	661,781
County of Lucas OH Series A, 5.25%, 11/15/2048	6,500,000	5,662,006
County of Montgomery OH Series A, 5.00%, 11/15/2034	5,460,000	5,720,115

See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	$ 5,390,000	$ 4,633,530
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	262,258
5.00%, 2/15/2042	200,000	202,502
5.00%, 2/15/2057	200,000	192,574
5.25%, 2/15/2047	3,465,000	3,484,616
5.50%, 2/15/2052	785,000	795,769
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,047,669
5.00%, 12/1/2044	670,000	662,290
5.00%, 12/1/2051	2,060,000	1,981,520
Jefferson County Port Authority Revenue AMT, 3.50%, 12/1/2051 (c)	4,250,000	2,932,584
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (e)	550,000	137,500
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	573,604
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c) (e)	500,000	175,000
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,000,209
5.00%, 2/15/2044	200,000	181,473
Ohio Air Quality Development Authority:
AMT, VRN, 2.10%, 7/1/2028 (b)	2,800,000	2,690,161
AMT, 4.50%, 1/15/2048 (c)	2,060,000	1,801,984
Series A, AMT, VRN, 4.25%, 11/1/2039 (b)	1,000,000	997,233
Ohio Air Quality Development Authority Revenue:
AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	178,193
Series A, 3.25%, 9/1/2029	3,000,000	2,750,210
Ohio State, Air Quality Development Authority Revenue:
AMT, 4.25%, 1/15/2038 (c)	215,000	198,742
AMT, 5.00%, 7/1/2049 (c)	4,770,000	4,233,192
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	94,127
5.00%, 12/1/2050	1,000,000	902,728
Security Description	Principal Amount	Value
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	$ 240,000	$ 201,213
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2043	2,465,000	2,247,778
5.50%, 12/1/2043	400,000	400,781
Washington County, OH, Health Hospital Nusinghome Revenue 6.38%, 12/1/2037	2,000,000	2,000,379
		96,014,917
OKLAHOMA — 0.5%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	555,000	433,614
Oklahoma Development Finance Authority Series B, 5.00%, 8/15/2033	3,000,000	2,897,942
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	93,735
Series A, 5.00%, 8/1/2047 (e)	935,000	935
Series B, 5.00%, 8/15/2028	400,000	396,420
Series B, 5.00%, 8/15/2038	350,000	314,111
Series B, 5.25%, 8/15/2043	5,000,000	4,589,949
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	199,640	499
Series A, 6.88%, 11/1/2046 (e)	33,274	83
Tulsa Airports Improvement Trust Series C-REMK-06/11/13, AMT, 5.50%, 12/1/2035	1,500,000	1,495,803
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN, 5.00%, 6/1/2035 (b)	1,000,000	1,002,356
Series B, AMT, 5.50%, 12/1/2035	700,000	698,041
		11,923,488
OREGON — 0.6%
Hospital Facilities Authority of Multnomah County Oregon 4.00%, 12/1/2051	1,155,000	859,958
Medford Hospital Facilities Authority Revenue Series A, 4.00%, 8/15/2040 (a)	660,000	640,011
Multnomah County, OR, Hospital Facilities Authority Revenue:
4.00%, 12/1/2056	4,500,000	3,242,206

See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 10/1/2049	$ 1,000,000	$ 963,331
Oregon State, Business Development Commission Revenue:
Series A, AMT, 6.50%, 4/1/2031 (c) (e)	2,000,000	146,000
Series D, AMT, 6.50%, 4/1/2031 (c) (e)	750,000	54,750
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,432,230
Port of Portland OR Airport Revenue Series 27-A, AMT, 5.00%, 7/1/2038	605,000	630,735
Salem Hospital Facility Authority Revenue:
4.00%, 5/15/2040	710,000	578,687
4.00%, 5/15/2047	1,000,000	757,064
4.00%, 5/15/2057	1,500,000	1,058,846
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	300,000	266,817
Series A, 5.00%, 11/15/2046	640,000	508,054
Series A, 5.00%, 11/15/2051	2,200,000	1,688,449
Series A, 5.00%, 11/15/2056	500,000	375,086
		13,202,224
PENNSYLVANIA — 4.6%
Allegheny County, PA, Airport Authority Revenue Series A, AMT, 5.00%, 1/1/2051	625,000	631,251
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,029,945
AMT, 5.75%, 8/1/2042	725,000	724,953
Series A, 4.00%, 4/1/2037	800,000	784,506
Allegheny County, PA, Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	989,422
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,385,000	1,384,615
5.00%, 5/1/2042 (c)	5,700,000	5,374,971
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	1,075,000	671,659
Series A, 5.00%, 2/1/2025	600,000	570,476
Series A, 5.00%, 2/1/2028	1,000,000	883,207
Series A, 5.00%, 2/1/2030	400,000	338,868
Series A, 5.00%, 2/1/2031	750,000	618,863
Series A, 5.00%, 2/1/2032	790,000	638,130
Series A, 5.00%, 11/1/2044	285,000	197,360
Security Description	Principal Amount	Value
Series B, VRN, 5.00%, 2/1/2040 (b)	$ 550,000	$ 517,702
Berks County, PA, Industrial Development Authority Revenue:
4.00%, 11/1/2039	200,000	125,876
4.00%, 11/1/2047	785,000	439,869
5.00%, 11/1/2025	1,065,000	995,244
5.00%, 11/1/2026	500,000	456,926
5.00%, 11/1/2030	980,000	812,932
5.00%, 11/1/2034	1,260,000	973,617
5.00%, 11/1/2036	400,000	301,245
5.00%, 11/1/2050	500,000	329,797
Bucks County Industrial Development Authority:
5.00%, 7/1/2037	2,565,000	2,502,675
5.00%, 7/1/2039	2,850,000	2,751,865
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	343,587
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	474,865
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	807,239
Chester County, PA, Industrial Development Authority Revenue:
5.00%, 10/1/2034	1,500,000	1,517,879
5.00%, 10/1/2039	3,325,000	3,342,577
5.00%, 10/1/2044	1,945,000	1,947,183
City of Philadelphia PA Water & Wastewater Revenue:
5.00%, 11/1/2045	500,000	528,487
5.00%, 10/1/2047	545,000	564,147
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	165,854
Cumberland County Municipal Authority Revenue 5.00%, 1/1/2038	265,000	270,984
Cumberland County, PA, Municipal Authority Revenue 5.00%, 1/1/2038	30,000	31,292
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	594,931
6.25%, 10/15/2053 (c)	1,800,000	1,800,650
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	97,984
4.00%, 8/1/2045	170,000	162,656
5.25%, 10/1/2032	115,000	110,332

See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Delaware County, PA, Industrial Development Authority Revenue Series A, 5.13%, 6/1/2046 (c)	$ 995,000	$ 907,148
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	520,768
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	995,000	1,204,184
Doylestown Hospital Authority Series A, 5.00%, 7/1/2049	2,375,000	1,957,163
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	92,226
Erie Higher Education Building Authority Revenue 5.00%, 5/1/2047	1,950,000	1,833,838
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,010,000	986,902
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (a)	100,000	95,699
Series B, Zero Coupon, 3/1/2025 (a)	160,000	147,731
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 3/1/2045	390,000	329,440
5.00%, 12/1/2047	100,000	80,458
5.13%, 7/1/2037	390,000	363,344
5.25%, 7/1/2041	180,000	166,933
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	109,840
4.00%, 11/1/2041	250,000	226,245
Monroe County, PA, Industrial Development Authority, Tax Allocation 6.88%, 7/1/2033 (c)	270,000	263,052
Montgomery County Industrial Development Authority/PA 5.00%, 1/1/2030	1,040,000	1,015,444
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	251,068
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	544,204
5.00%, 9/1/2031	325,000	351,275
5.00%, 9/1/2035	300,000	317,353
Series A, 5.00%, 10/1/2026	110,000	110,786
Security Description	Principal Amount	Value
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	$ 100,000	$ 99,994
5.25%, 1/1/2040	205,000	193,764
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	896,536
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	637,885
5.00%, 8/15/2048	630,000	642,241
Penn Hills School District, General Obligation 3.00%, 10/1/2037 (a)	900,000	802,518
Pennsylvania Economic Development Financing Authority:
5.00%, 12/31/2057 (a)	3,865,000	3,833,395
5.25%, 6/30/2053	5,705,000	5,586,053
Series A1, 4.00%, 4/15/2050	4,350,000	3,741,821
Pennsylvania Higher Educational Facilities Authority:
3.00%, 6/15/2045	615,000	481,426
Series A, 5.00%, 5/1/2038 (a)	555,000	600,562
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT, 5.00%, 6/30/2023	160,000	160,964
AMT, 5.00%, 12/31/2028	360,000	369,420
AMT, 5.00%, 12/31/2038	6,820,000	6,824,484
Series A-1, 10.00%, 12/1/2040 (c)	345,000	307,901
Series A-2, AMT, 10.00%, 12/1/2040 (c)	345,000	307,901
Series A-RE, 6.40%, 12/1/2038	1,850,000	925,000
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	80,848
Pennsylvania Turnpike Commission Series SPL, 5.00%, 12/1/2038	600,000	638,048
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 5/1/2035	150,000	155,780
5.00%, 11/1/2036	980,000	1,005,607
5.00%, 5/1/2037	2,000,000	1,782,884
5.00%, 5/1/2042	500,000	420,999
Series A, 5.00%, 5/1/2039 (a)	495,000	533,429
Series A, 5.00%, 9/1/2045	280,000	281,806

See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania, Turnpike Commission Highway Revenue:
4.00%, 12/1/2046	$ 500,000	$ 460,260
5.00%, 12/1/2036	600,000	628,786
5.00%, 12/1/2040	855,000	883,073
5.00%, 12/1/2044	500,000	525,362
5.00%, 12/1/2049	840,000	876,489
Series A, 4.00%, 12/1/2051	775,000	729,682
Series A-1, 5.00%, 12/1/2037	380,000	406,882
Series A-2, 5.00%, 12/1/2028	500,000	537,078
Series B-1, 5.25%, 6/1/2047	550,000	567,766
Series C, 4.00%, 12/1/2038	500,000	490,228
Series C, 6.25%, 6/1/2033 (a)	365,000	406,919
Philadelphia Authority for Industrial Development:
5.00%, 9/1/2037	575,000	597,660
Series A, 4.00%, 11/1/2045	4,930,000	4,406,323
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	255,845
5.00%, 7/1/2042	2,000,000	1,690,275
5.00%, 6/15/2050	500,000	440,403
5.38%, 6/15/2050 (c)	570,000	484,840
8.20%, 12/1/2043	330,000	330,000
Philadelphia, PA, General Obligation:
Series A, 5.00%, 8/1/2026	535,000	575,641
Series A, 5.00%, 7/15/2038	100,000	102,189
Series B, 5.00%, 8/1/2033	110,000	114,908
Series B, 5.00%, 2/1/2037	775,000	826,251
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	339,878
5.00%, 7/1/2031	845,000	877,343
Philadelphia, PA, School District General Obligation:
5.00%, 9/1/2033 (a)	500,000	553,291
Series A, 5.00%, 6/1/2034 (a)	585,000	674,707
Series F, 5.00%, 9/1/2038	860,000	887,060
Redevelopment Authority of The County of Washington, Tax Allocation 5.00%, 7/1/2028	400,000	396,971
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	382,304
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	170,000	161,929
State Public School Building Authority Revenue 5.00%, 6/1/2027	880,000	932,568
Security Description	Principal Amount	Value
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	$ 150,000	$ 149,351
		103,685,250
PUERTO RICO — 11.4%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	720,608
5.63%, 5/15/2043	3,790,000	3,704,053
Series A, Zero Coupon, 5/15/2050	8,000,000	1,389,661
Series A, Zero Coupon, 5/15/2057	120,000,000	7,907,592
Series B, Zero Coupon, 5/15/2057	13,200,000	683,306
Commonwealth of Puerto Rico:
Series A, Zero Coupon, 7/1/2024	17,823,425	16,519,141
Series A1, 4.00%, 7/1/2033	3,000,000	2,601,179
Series A1, 4.00%, 7/1/2035	12,282,000	10,336,392
Series A1, 4.00%, 7/1/2037	7,287,000	5,961,248
Series A1, 5.63%, 7/1/2029	5,000,000	5,116,064
Series A1, 5.75%, 7/1/2031	10,000,000	10,339,682
Commonwealth of Puerto Rico, General Obligation:
Series A1, 4.00%, 7/1/2041	12,244,000	9,587,032
Series A1, 4.00%, 7/1/2046	14,110,000	10,578,079
Series A1, 5.38%, 7/1/2025	1,500,000	1,511,307
Series A1, 5.63%, 7/1/2027	1,500,000	1,528,301
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series A, 4.00%, 7/1/2042 (c)	2,400,000	1,923,543
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
5.00%, 7/1/2033 (c)	275,000	265,635
Series A, 5.00%, 7/1/2047 (c)	3,000,000	2,702,519
Series A, 6.13%, 7/1/2024	170,000	171,924
Series B, 4.00%, 7/1/2042 (c)	7,305,000	5,854,784
Series B, 4.00%, 7/1/2047 (c)	2,585,000	1,991,707
Series B, 5.00%, 7/1/2025 (c)	990,000	990,224
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,073,291
Series B, 5.00%, 7/1/2033 (c)	9,615,000	9,287,550
Series B, 5.00%, 7/1/2037 (c)	5,035,000	4,755,480
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	120,072
Series RR, 5.00%, 7/1/2026 (a) (h)	140,000	140,469
Series V V, 5.25%, 7/1/2025 (a)	710,000	712,097
Series V V, 5.25%, 7/1/2026 (a)	795,000	798,212
Series V V, 5.25%, 7/1/2027 (a)	920,000	927,310

See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series V V, 5.25%, 7/1/2034 (a)	$ 770,000	$ 766,452
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	516,013
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue Series A, 5.00%, 7/1/2033 (a)	470,000	458,613
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	284,000	264,921
Series A-1, Zero Coupon, 7/1/2027	669,000	541,233
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,662,265
Series A-1, Zero Coupon, 7/1/2031	10,356,000	6,746,125
Series A-1, Zero Coupon, 7/1/2033	6,703,000	3,899,157
Series A-1, Zero Coupon, 7/1/2046	19,655,000	4,842,829
Series A-1, Zero Coupon, 7/1/2051	9,530,000	1,715,544
Series A-1, 4.50%, 7/1/2034	4,306,000	4,062,131
Series A-1, 4.55%, 7/1/2040	6,290,330	5,770,861
Series A-1, 4.75%, 7/1/2053	21,420,000	18,934,149
Series A-1, 5.00%, 7/1/2058	37,244,000	33,814,945
Series A-2, 4.33%, 7/1/2040	11,059,000	9,962,369
Series A-2, 4.54%, 7/1/2053	4,058,000	3,459,701
Series A-2, 4.55%, 7/1/2040	100,000	78,752
Series A-2, 4.78%, 7/1/2058	33,165,000	28,773,629
Series A-2-, 4.33%, 7/1/2040	10,741,000	9,675,902
		256,144,053
RHODE ISLAND — 0.4%
Rhode Island Health and Educational Building Corp. 5.00%, 9/1/2036	2,225,000	2,048,497
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	9,210,000	1,485,833
Series B, Zero Coupon, 6/1/2052	5,000,000	682,907
Tobacco Settlement Financing Corp/RI Series B, 4.50%, 6/1/2045	4,735,000	4,643,064
		8,860,301
Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.4%
South Carolina Jobs-Economic Development Authority Series A, 5.00%, 5/1/2048	$ 2,000,000	$ 2,007,994
South Carolina Public Service Authority Series A, 4.00%, 12/1/2043	2,355,000	2,131,350
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 6/1/2046 (c)	600,000	440,380
5.00%, 11/1/2037	500,000	497,307
5.13%, 6/15/2042 (c)	1,000,000	911,008
5.25%, 11/15/2047	1,750,000	1,608,889
Series A, 7.00%, 11/1/2033 (c)	270,000	289,073
Series S, 5.25%, 8/15/2033	100,000	104,093
South Carolina State, Ports Authority Revenue AMT, 4.00%, 7/1/2040	245,000	232,108
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	404,707
Series B, 4.00%, 12/1/2056	360,000	303,695
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	172,783
		9,103,387
SOUTH DAKOTA — 0.0% (d)
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	211,571
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	107,215
5.00%, 9/1/2032	215,000	227,752
		546,538
TENNESSEE — 1.2%
Blount County Health & Educational Facilities Board Revenue Series A, 5.00%, 1/1/2047	225,000	135,773
Bristol Industrial Development Board Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,031,773
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	368,043
Chattanooga, TN, Health Educational & Housing Facility Board Revenue Series A, 5.00%, 8/1/2049	1,000,000	976,013

See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chattanooga-Hamilton County Hospital Authority Series A, 5.00%, 10/1/2044	$ 2,500,000	$ 2,316,280
Greeneville Health & Educational Facilities Board 5.00%, 7/1/2034	3,550,000	3,555,373
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	604,865
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 4/1/2030	500,000	522,172
5.00%, 4/1/2031	240,000	250,413
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	73,202
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	207,167	138,918
Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd Series A, 5.00%, 10/1/2045	3,000,000	2,810,372
Metropolitan Gov't Nashville & Davidson County Industrial Development Board Series A, 4.00%, 6/1/2051 (c)	1,150,000	887,273
Metropolitan Nashville, TN, Airport Authority Revenue Series A, 4.00%, 7/1/2054	500,000	444,707
Nashville Metropolitan Development & Housing Agency, TN, Tax Allocation 5.13%, 6/1/2036 (c)	430,000	432,702
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	580,371
Series A, 5.50%, 9/1/2047	400,000	322,596
Tennergy Corp/TN Series A, VRN, 5.50%, 10/1/2053 (b)	5,000,000	5,289,449
Tennessee Energy Acquisition Corp. Series B, 5.63%, 9/1/2026	3,405,000	3,563,743
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series C, 5.00%, 2/1/2024	100,000	100,646
Series C, 5.00%, 2/1/2027	945,000	967,802
		26,372,486
Security Description	Principal Amount	Value
TEXAS — 5.0%
Arlington Higher Education Finance Corp.:
VRN, 4.50%, 6/15/2056 (b) (c)	$ 500,000	$ 477,836
6.25%, 6/1/2052 (c)	5,000,000	4,849,363
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	487,157
Series A, 4.00%, 8/15/2046	860,000	652,268
Series A, 5.00%, 8/15/2048	15,000	13,173
Austin Convention Enterprises, Inc.,Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	408,393
Series B, 5.00%, 1/1/2032	1,840,000	1,832,255
Series B, 5.00%, 1/1/2034	300,000	297,232
Central Texas Regional Mobility Authority Revenue:
Series B, 4.00%, 1/1/2041	200,000	187,482
Series G, 4.00%, 1/1/2045	1,150,000	1,037,554
Series G, 4.00%, 1/1/2050	2,000,000	1,753,568
City of Denton, TX, Utility System Revenue 5.00%, 12/1/2027	630,000	677,039
City of Garland TX Electric Utility System Revenue 5.00%, 3/1/2044	700,000	745,411
City of Lavon TX 4.00%, 9/15/2042 (c)	1,000,000	818,794
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	534,729
Series D, 5.25%, 8/15/2028	1,000,000	1,006,485
Series D, 6.13%, 8/15/2048	3,010,000	3,054,276
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	110,305
Series A, 4.35%, 12/1/2042	290,000	270,174
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	499,967
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	260,000	265,835
Series A-REF, 5.25%, 9/1/2029	335,000	341,737
El Paso County Hospital District 5.00%, 8/15/2039	690,000	693,546
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	189,803
4.00%, 8/15/2038	885,000	821,698
5.00%, 8/15/2037	200,000	204,605

See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	$ 650,000	$ 649,983
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	963,189
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	104,495
Harris County-Houston, TX, Sports Authority Revenue:
Series A, 3.13%, 11/15/2056 (a)	510,000	367,151
Series H, Zero Coupon, 11/15/2036 (a)	105,000	49,253
Series H, Zero Coupon, 11/15/2040 (a)	5,165,000	1,826,217
Series H, Zero Coupon, 11/15/2041 (a)	1,065,000	351,593
Houston, TX, Airport System Revenue:
AMT, 4.00%, 7/15/2041	2,965,000	2,512,322
AMT, 5.00%, 7/15/2027	2,500,000	2,536,355
Series A, AMT, 5.00%, 7/1/2027	3,860,000	3,915,744
Series A, AMT, 6.50%, 7/15/2030	300,000	300,095
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,754,959
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,567,275
Series D, 5.00%, 7/1/2029	115,000	127,364
Series D, 5.00%, 7/1/2035	500,000	540,207
Irving Hospital Authority Series A, 5.00%, 10/15/2044	1,290,000	1,307,804
Love Field Airport Modernization Corp. AMT, 5.00%, 11/1/2028	3,000,000	2,996,791
Lower Colorado River Authority 5.00%, 5/15/2031	595,000	662,209
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2032	750,000	832,930
5.00%, 5/15/2037	550,000	597,863
5.00%, 5/15/2038	735,000	792,185
5.00%, 5/15/2039	805,000	807,038
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	495,000	508,210
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042 (e)	1,600,000	1,328,000
Security Description	Principal Amount	Value
Mission, TX, Economic Development Corp. Revenue:
AMT, 4.63%, 10/1/2031 (c)	$ 3,000,000	$ 2,885,947
AMT, 7.75%, 1/1/2045 (c) (e)	923,652	18,473
Montgomery County Toll Road Authority 5.00%, 9/15/2048	2,000,000	2,002,735
New Hope, Cultural Education Facilities Corp. Revenue:
2.00%, 11/15/2061 (b)	1,238,404	566,447
5.00%, 11/15/2031	850,000	896,797
5.00%, 1/1/2047	500,000	448,526
5.50%, 1/1/2049	1,000,000	826,600
7.50%, 11/15/2037	45,000	36,465
Series A, 5.00%, 7/1/2047	1,000,000	850,000
Series A, 5.38%, 11/15/2036	500,000	442,798
Series A, 5.50%, 7/1/2045	250,000	201,815
Series A, 5.50%, 7/1/2054	100,000	77,720
Series A-1, 5.25%, 1/1/2042	2,500,000	1,908,259
Series A-1, 5.50%, 1/1/2057	4,375,000	3,153,008
New York City, NY, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,184,897
North Fort Bend Water Authority Revenue Series A, 4.00%, 12/15/2038	880,000	857,243
North Texas Tollway Authority Series A, 4.00%, 1/2/2038	600,000	594,378
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (a)	315,000	254,882
Zero Coupon, 1/1/2036 (a)	510,000	295,760
Zero Coupon, 1/1/2038 (a)	590,000	303,703
4.00%, 1/1/2037	500,000	500,184
4.00%, 1/1/2038	595,000	589,424
Series A, 3.00%, 1/1/2037	500,000	440,739
Series B, 4.00%, 1/1/2040	450,000	433,947
Series B, 4.00%, 1/1/2041	500,000	477,109
Series I, 6.20%, 1/1/2042 (a)	180,000	191,981
Port of Beaumont Navigation District Revenue:
AMT, 3.00%, 1/1/2050 (c)	1,500,000	881,486
AMT, 4.00%, 1/1/2050 (c)	3,275,000	2,353,275
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	283,540
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,056
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,082,058
Series A, 8.00%, 11/15/2049	385,000	419,690

See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	$ 205,000	$ 212,140
5.50%, 8/1/2027	150,000	158,355
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	473,452
5.00%, 10/1/2044	200,000	189,395
5.25%, 11/15/2047 (e)	110,000	44,000
6.38%, 2/15/2041 (e)	450,000	270,000
6.75%, 11/15/2047	1,400,000	1,405,600
6.75%, 11/15/2052	300,000	300,639
Series A, 5.00%, 11/15/2037	445,000	454,030
Series B, 4.00%, 11/15/2025 (e)	235,000	94,000
Series B, 4.50%, 11/15/2036 (e)	190,000	76,000
Series B, 5.00%, 11/15/2046	200,000	201,035
Texas Municipal Gas Acquisition & Supply Corp. III:
5.00%, 12/15/2026	4,000,000	4,124,618
5.00%, 12/15/2030	2,000,000	2,078,453
Texas Private Activity Bond Surface Transportation Corp. 4.00%, 6/30/2037	4,880,000	4,606,702
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	155,000	163,165
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT, 5.00%, 12/31/2040	780,000	781,162
AMT, 5.00%, 12/31/2045	3,350,000	3,305,237
AMT, 5.00%, 12/31/2055	490,000	467,622
AMT, 5.00%, 6/30/2058	5,500,000	5,245,717
AMT, 6.75%, 6/30/2043	2,520,000	2,560,037
AMT, 7.00%, 12/31/2038	225,000	229,156
Series A, 5.00%, 12/31/2035	830,000	859,275
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	503,797
Series C, 5.00%, 8/15/2037	500,000	501,345
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	394,100
6.25%, 9/1/2040	370,000	364,140
6.38%, 9/1/2045	505,000	499,359
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (e)	2,000,000	1,460,000
		112,122,390
Security Description	Principal Amount	Value
U. S. VIRGIN ISLANDS — 0.9%
Matching Fund Special Purpose Securitization Corp.:
Series A, 5.00%, 10/1/2030	$ 1,565,000	$ 1,624,163
Series A, 5.00%, 10/1/2039	11,050,000	11,057,594
Virgin Islands Public Finance Authority Series C, 5.00%, 10/1/2039 (c)	5,000,000	4,178,611
Virgin Islands Public Finance Authority Revenue:
Series A, 5.00%, 7/1/2031	1,435,000	1,332,552
Series C, 5.00%, 10/1/2030 (c)	1,000,000	934,068
		19,126,988
UTAH — 0.7%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT, 8.00%, 12/1/2039 (c)	316,065	316,101
City of Salt Lake City UT Airport Revenue:
Series A, AMT, 4.00%, 7/1/2051	5,860,000	5,032,555
Series A, AMT, 5.00%, 7/1/2043	2,455,000	2,502,410
Military Installation Development Authority Revenue:
4.00%, 6/1/2041	1,600,000	1,257,998
Series A-1, 4.00%, 6/1/2052	1,000,000	730,661
Series A-2, 4.00%, 6/1/2052	2,500,000	1,796,897
Salt Lake City Corp., Airport Revenue Series A, AMT, 5.00%, 7/1/2028	150,000	158,610
UIPA Crossroads Public Infrastructure District, Tax Allocation 4.38%, 6/1/2052 (c)	3,000,000	2,481,750
Utah Infrastructure Agency Revenue:
4.00%, 10/15/2036	1,000,000	895,936
Series A, 5.00%, 10/15/2034	1,600,000	1,629,599
		16,802,517
VERMONT — 0.0% (d)
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	863,663
VIRGINIA — 1.5%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	70,000	68,330

See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	$ 500,000	$ 554,641
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	326,527
Chesapeake Bay Bridge & Tunnel District 5.00%, 7/1/2051	1,000,000	982,479
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	50,010
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	298,482
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	309,553
Farms New Kent Community Development Authority, Special Assessment Series B, Zero Coupon, 3/1/2036 (c)	2,250,000	880,040
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	896,223
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	960,063
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	9,180
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	942,178
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	755,370
Norfolk Redev. & Housing Authority Series B, 4.00%, 1/1/2025	4,400,000	4,292,392
Norfolk, VA, Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	243,856
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	1,806,486
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	183,852
Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	$ 5,040,000	$ 4,639,999
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	731,217
Virginia Small Business Financing Authority:
AMT, 4.00%, 1/1/2031	2,365,000	2,352,291
AMT, 5.00%, 7/1/2032	1,500,000	1,598,581
AMT, 5.00%, 12/31/2056	4,975,000	4,630,235
Series A, 5.50%, 7/1/2049 (c)	1,660,000	1,517,156
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	884,584
Virginia State, Small Business Financing Authority Revenue:
4.00%, 12/1/2041	2,000,000	1,677,014
AMT, 5.00%, 12/31/2047	1,140,000	1,146,755
AMT, 5.00%, 12/31/2052	335,000	315,676
Series C, 5.00%, 6/1/2047	1,000,000	948,649
		34,001,819
WASHINGTON — 1.9%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	415,301
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	218,438
Port of Seattle WA AMT, 4.00%, 8/1/2035	550,000	544,388
Port of Seattle, WA, Airport Authority Revenue Series C, AMT, 5.00%, 5/1/2031	130,000	137,446
Port of Seattle, WA, Industrial Development Corp. Revenue AMT, 5.00%, 4/1/2030	3,000,000	2,999,537
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	187,274
Washington Health Care Facilities Authority:
5.00%, 8/15/2036	3,650,000	3,738,128
Series D, 5.00%, 10/1/2041	4,000,000	4,020,109
Washington State Convention Center Public Facilities District 5.00%, 7/1/2048	5,000,000	5,023,247
Washington State Convention Center Public Facilities District Revenue:
3.00%, 7/1/2034	1,000,000	859,287
3.00%, 7/1/2048	1,000,000	668,531
3.00%, 7/1/2058	1,810,000	1,108,322
4.00%, 7/1/2032	2,695,000	2,643,234
4.00%, 7/1/2034	320,000	308,851

See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2048	$ 1,010,000	$ 838,363
4.00%, 7/1/2058	1,685,000	1,354,141
5.00%, 7/1/2058	170,000	166,018
Washington State Housing Finance Commission:
5.00%, 1/1/2048 (c)	4,815,000	4,590,540
Series A, 4.00%, 1/1/2057 (c)	1,000,000	697,148
Washington State, Economic Development Finance Authority Revenue:
AMT, 7.25%, 1/1/2032 (c) (e)	100,000	60,000
AMT, 7.50%, 1/1/2032 (c) (e)	260,000	156,000
Series S, AMT, 7.50%, 1/1/2032 (c) (e)	495,000	297,000
Series S, AMT, 12.00%, 1/1/2033 (c)	160,000	123,235
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	602,984
4.00%, 7/1/2042	200,000	190,841
5.00%, 9/1/2045	895,000	920,784
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,279,389
5.00%, 1/1/2051 (c)	3,000,000	2,181,802
5.00%, 7/1/2051 (c)	1,250,000	1,027,599
5.00%, 1/1/2056 (c)	1,285,000	912,112
Series A, 5.00%, 1/1/2031 (c)	100,000	92,705
Series A, 5.00%, 1/1/2044 (c)	605,000	491,730
Series A, 5.00%, 1/1/2046 (c)	1,000,000	804,013
Series A, 5.00%, 1/1/2051 (c)	820,000	641,405
Series A, 5.00%, 7/1/2051 (c)	1,000,000	776,735
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,679,289
Series A, 7.00%, 7/1/2050 (c)	500,000	542,199
		43,298,125
WEST VIRGINIA — 0.2%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	641,684
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	366,013
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	226,473
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	709,985
West Virginia Economic Development Authority Revenue AMT, VRN, 5.00%, 7/1/2045 (b)	2,250,000	2,244,266
Security Description	Principal Amount	Value
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	$ 120,000	$ 131,060
		4,319,481
WISCONSIN — 2.5%
Mount Pleasant, WI, Tax Allocation Series A, 5.00%, 4/1/2048	650,000	669,807
Public Finance Authority:
4.00%, 6/1/2035	500,000	502,093
4.00%, 4/1/2042 (c)	1,000,000	795,841
4.00%, 12/1/2051	1,000,000	786,623
5.00%, 4/1/2034	1,475,000	1,496,705
5.00%, 4/1/2035	1,550,000	1,559,523
Series A, 7.00%, 1/1/2050 (c)	3,000,000	3,258,021
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,878,338
Public Finance Authority Revenue:
AMT, 4.00%, 8/1/2035	940,000	794,881
AMT, 4.00%, 7/1/2041	2,595,000	1,971,518
AMT, 4.25%, 7/1/2054	3,000,000	2,126,359
4.50%, 6/1/2056 (c)	2,750,000	1,990,757
5.00%, 9/1/2030 (c)	400,000	381,119
5.00%, 3/1/2037 (c)	625,000	570,344
5.00%, 9/1/2039 (c)	770,000	647,236
5.00%, 1/1/2042 (c)	100,000	88,549
5.00%, 12/1/2055 (c)	2,000,000	1,732,126
5.00%, 1/1/2056 (c)	265,000	218,324
5.00%, 2/1/2062	2,000,000	1,806,241
5.25%, 3/1/2035 (c)	750,000	758,996
5.25%, 5/15/2052 (c)	1,300,000	1,092,551
5.63%, 2/1/2046 (c)	1,665,000	1,546,352
5.88%, 4/1/2045	530,000	534,419
5.88%, 6/15/2047 (c)	800,000	703,754
6.00%, 2/1/2062 (c)	2,000,000	1,878,965
6.75%, 12/1/2042 (c)	2,000,000	1,648,562
7.00%, 12/1/2050 (c)	3,000,000	2,465,498
Series A, 5.00%, 11/15/2024 (c)	220,000	225,784
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,310,494
Series A, 5.00%, 6/15/2037 (c)	425,000	394,779
Series A, 5.00%, 6/15/2046 (c)	1,000,000	746,239
Series A, 5.00%, 6/15/2049 (c)	310,000	265,136
Series A, 5.13%, 6/1/2048 (c)	350,000	314,499
Series A, 5.25%, 3/1/2045 (c)	1,000,000	890,700
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,558,042
Series A, 5.35%, 12/1/2045	1,000,000	1,019,404
Series A, 5.38%, 7/15/2047 (c)	500,000	466,183
Series A, 6.00%, 7/15/2042	250,000	250,088

See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.50%, 9/1/2048 (c)	$ 480,000	$ 339,183
Series A, 6.75%, 8/1/2031 (c)	980,000	589,786
Series A1, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A1, 6.38%, 1/1/2048 (c)	925,000	568,875
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	187,923
Series B, Zero Coupon, 1/1/2067 (c)	920,000	6,224
Series B, VRN, 3.75%, 7/1/2051 (b) (c) (e)	2,075,993	958,127
Series S, 6.25%, 10/1/2031 (c) (e)	200,000	172,279
Wisconsin Health & Educational Facilities Authority:
4.00%, 1/1/2057	1,000,000	689,687
4.25%, 7/1/2033	1,250,000	1,000,711
5.00%, 11/15/2025	795,000	824,918
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	114,949
3.13%, 12/15/2049	850,000	612,808
4.00%, 1/1/2047	600,000	441,694
5.00%, 11/15/2026	565,000	584,948
5.00%, 8/1/2032	50,000	44,812
5.00%, 8/1/2037	150,000	126,127
5.00%, 8/1/2039	1,100,000	905,833
5.00%, 11/1/2039	1,000,000	873,755
5.00%, 11/1/2046	1,250,000	1,029,492
5.00%, 7/1/2048	790,000	590,591
5.00%, 7/1/2053	1,000,000	723,139
5.50%, 5/1/2034	350,000	340,499
3.50%, 7/1/2040	100,000	86,306
4.00%, 7/1/2046	335,000	302,968
Series A, 4.00%, 7/1/2048	425,000	336,194
Series A, 4.13%, 7/1/2053	595,000	464,487
Series A, 5.00%, 7/1/2038	500,000	496,272
Series A, 5.00%, 9/15/2050	500,000	506,740
Series A, 5.25%, 8/1/2048	100,000	81,013
Series B, 5.00%, 2/15/2042	150,000	151,235
		56,803,925
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,430,405,925)		2,220,849,133

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (i) (j) (Cost $3,575,448)	3,575,448	$ 3,575,448
TOTAL INVESTMENTS — 99.0% (Cost $2,433,981,373)		2,224,424,581
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		22,015,666
NET ASSETS — 100.0%		$ 2,246,440,247
(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.3%
National Public Finance Guaranty Corp.	1.2%
Build America Mutual Assurance Company	0.4%
Ambac Financial Group	0.1%
Assured Guaranty Corp.	0.1%
XL Capital Assurance Inc.	0.0% (h)
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.2% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	When-issued security.
(h)	Represents less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2022.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,220,849,133	$ 0(a)	$2,220,849,133
Short-Term Investment	3,575,448	—	—	3,575,448
TOTAL INVESTMENTS	$3,575,448	$2,220,849,133	$ 0	$2,224,424,581
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,433,417	$42,433,417	$665,883,819	$704,741,788	$—	$—	3,575,448	$3,575,448	$386,421
See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 0.4%
Alabama Highway Finance Corp. Revenue 5.00%, 8/1/2039	$ 580,000	$ 627,563
Alabama Public School & College Authority Revenue:
Series A, 4.00%, 11/1/2040	1,465,000	1,429,212
Series A, 5.00%, 11/1/2028	545,000	613,524
Series A, 5.00%, 11/1/2030	560,000	651,639
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	100,000	103,771
Series A, 5.00%, 9/1/2029	525,000	579,916
Series A, 5.00%, 9/1/2030	190,000	209,875
Series B, 5.00%, 9/1/2025	465,000	494,033
Series B, 5.00%, 9/1/2026	500,000	542,803
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	118,956
Auburn, AL, University Revenue:
Series A, 5.00%, 6/1/2027	195,000	208,242
Series A, 5.00%, 6/1/2037	2,310,000	2,498,071
Series A, 5.00%, 6/1/2038	1,455,000	1,569,154
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	236,107
Series A, 5.00%, 1/1/2032	100,000	109,059
Series A, 5.00%, 1/1/2042	255,000	266,485
Series B, 3.00%, 1/1/2043	165,000	167,011
Series B, 4.00%, 1/1/2036	250,000	262,742
Series B, 5.00%, 1/1/2030	750,000	816,460
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	341,277
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2025	3,180,000	3,325,568
Montgomery, AL, Water Works & Sanitary Sewer Board Revenue Series A, 4.00%, 9/1/2044	740,000	720,350
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	812,620
University of Alabama, AL, General Revenue Series A, 4.00%, 7/1/2035	500,000	517,349
		17,221,787
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	94,838
Series B, 5.00%, 8/1/2026	245,000	258,982
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	267,527
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2037	$ 500,000	$ 534,221
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	226,900
		1,382,468
ARIZONA — 1.7%
Arizona Board of Regents Authority Revenue:
4.00%, 7/1/2040	500,000	504,415
Series A, 5.00%, 7/1/2036	625,000	695,211
Series A, 5.00%, 7/1/2041	750,000	815,758
Series A, 5.00%, 7/1/2043	710,000	769,041
Series C, 5.00%, 7/1/2029	1,750,000	1,987,098
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	200,000	211,079
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	218,852
5.00%, 6/1/2029	420,000	447,817
5.00%, 6/1/2032	385,000	409,213
5.00%, 6/1/2033	270,000	286,351
5.00%, 6/1/2038	230,000	240,741
Series A, Class A, 5.00%, 6/1/2042	665,000	728,930
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2024	170,000	173,668
Series A, 5.00%, 12/1/2034	300,000	314,527
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2027	310,000	334,539
5.00%, 7/1/2028	395,000	425,857
5.00%, 7/1/2031	350,000	360,416
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	419,297
5.00%, 7/1/2024	125,000	129,183
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	161,666
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	155,814
City of Bullhead AZ Excise Taxes Revenue 2.55%, 7/1/2046	750,000	514,445
City of Mesa AZ Utility System Revenue:
3.00%, 7/1/2044	1,665,000	1,318,424
4.00%, 7/1/2035	1,405,000	1,447,898
4.00%, 7/1/2043	500,000	489,766
5.00%, 7/1/2045	750,000	805,261

See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
City of Phoenix Civic Improvement Corp. 5.00%, 7/1/2045	$ 1,040,000	$ 1,134,395
Maricopa County Unified School District No. 4 Mesa, Genaral Obligation:
Series E, 5.00%, 7/1/2025	1,000,000	1,056,387
Series E, 5.00%, 7/1/2026	1,100,000	1,186,311
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	426,124
5.00%, 7/1/2028	2,935,000	3,270,380
5.00%, 7/1/2029	730,000	823,807
Series D, 4.00%, 7/1/2035	1,665,000	1,721,601
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	230,000	232,314
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	8,300,000	8,891,037
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	165,093
5.00%, 7/1/2026	100,000	107,777
Series A, 5.00%, 7/1/2026	235,000	248,426
Series A, 5.00%, 7/1/2037	390,000	424,659
Series A, 5.00%, 7/1/2040	855,000	937,952
Series B, 5.00%, 7/1/2026	55,000	56,881
Phoenix, AZ, General Obligation 5.00%, 7/1/2026	300,000	323,331
Salt River Project Agricultural Improvement & Power District:
Series A, 5.00%, 1/1/2029	1,000,000	1,133,200
Series A, 5.00%, 1/1/2031	21,040,000	24,564,411
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	203,670
State of Arizona Series A, 5.00%, 10/1/2026	580,000	629,420
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	2,385,000	2,302,036
University of Arizona/The Series A, 5.00%, 6/1/2040	2,715,000	2,995,693
		67,200,172
ARKANSAS — 0.1%
City of Rogers AR Sales & Use Tax Authority, Revenue Series B, 3.88%, 11/1/2039	350,000	340,155
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	615,486
Security Description	Principal Amount	Value
Little Rock School District, General Obligation:
Series A, 2.00%, 2/1/2039	$ 2,000,000	$ 1,435,532
Series A, 2.13%, 2/1/2042	735,000	514,940
Series A, 2.25%, 2/1/2044	1,310,000	910,541
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	1,170,000	1,192,261
University of Arkansas, Revenue Series A, Class A, 5.00%, 12/1/2045	750,000	812,027
		5,820,942
CALIFORNIA — 18.2%
Alameda, CA, Unified School District, General Obligation:
Series D, 2.00%, 8/1/2043	1,400,000	868,030
Series E, 4.00%, 8/1/2042	3,035,000	2,989,226
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,238,782
Antelope Valley Community College District, General Obligation 4.00%, 8/1/2045	3,650,000	3,575,013
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	346,400
3.25%, 8/1/2037	240,000	224,779
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	159,429
Bay Area, CL, Toll Authority Revenue 2.00%, 4/1/2056 (b)	1,000,000	924,013
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	1,285,000	1,081,775
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	566,257
California Infrastructure & Economic Development Bank Revenue 4.00%, 4/1/2025	1,000,000	1,031,925
California State Public Works Board 5.00%, 11/1/2028	1,000,000	1,133,234
California State Public Works Board Revenue:
3.00%, 5/1/2032	655,000	643,338
4.00%, 11/1/2035	500,000	519,912
4.00%, 11/1/2038	500,000	504,059
5.00%, 9/1/2029	530,000	587,138
5.00%, 11/1/2034	655,000	762,045
Series A, 5.00%, 2/1/2026	1,000,000	1,073,206
Series A, 5.00%, 8/1/2032	13,415,000	15,783,628

See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 5/1/2037	$ 850,000	$ 865,930
Series B, 4.00%, 5/1/2038	670,000	675,194
Series B, 4.00%, 5/1/2040	1,750,000	1,731,820
Series B, 4.00%, 5/1/2046	800,000	768,923
Series B, 5.00%, 5/1/2025	950,000	1,001,994
Series B, 5.00%, 10/1/2025	750,000	798,778
Series B, 5.00%, 5/1/2028	2,245,000	2,520,305
Series C, 5.00%, 11/1/2031	855,000	984,142
Series C, 5.00%, 11/1/2032	975,000	1,119,731
Series C, 5.00%, 11/1/2034	2,580,000	2,915,191
Series C, 5.00%, 11/1/2044	800,000	863,314
Series D, 5.00%, 11/1/2046	650,000	707,488
California State Public Works Board, Revenue Series B, 5.00%, 5/1/2029	1,000,000	1,143,589
California State University Revenue 5.00%, 11/1/2025	520,000	555,637
California, Bay Area Toll Authority Revenue:
2.13%, 4/1/2053 (b)	575,000	560,446
4.00%, 4/1/2034	555,000	576,619
5.00%, 4/1/2023	535,000	537,576
5.00%, 4/1/2024	250,000	256,694
Series A, 2.63%, 4/1/2045 (b)	3,260,000	3,194,590
California, Bay Area Toll Authority, Toll Bridge Revenue 4.00%, 4/1/2042	125,000	123,270
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	315,076
5.00%, 10/1/2026	150,000	163,846
5.00%, 10/1/2028	490,000	529,089
5.00%, 10/1/2029	115,000	129,448
5.00%, 11/1/2030	3,100,000	3,616,813
5.00%, 10/1/2031	410,000	451,706
5.00%, 10/1/2032	285,000	313,645
Series A, 5.00%, 6/1/2028	4,300,000	4,848,918
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	360,458
Series AW, 5.00%, 12/1/2032	255,000	277,841
Series AX, 5.00%, 12/1/2028	665,000	741,148
Series AX, 5.00%, 12/1/2029	300,000	334,241
Series AX, 5.00%, 12/1/2032	100,000	111,166
Series BB, 5.00%, 12/1/2035	1,580,000	1,825,122
California, State General Obligation:
3.00%, 3/1/2026	1,170,000	1,169,526
3.00%, 3/1/2028	525,000	524,443
3.00%, 10/1/2034	3,045,000	2,859,299
3.00%, 10/1/2035	1,740,000	1,602,385
3.00%, 11/1/2035	850,000	781,304
3.00%, 10/1/2036	2,670,000	2,402,142
Security Description	Principal Amount	Value
3.00%, 10/1/2037	$ 2,760,000	$ 2,425,711
3.00%, 11/1/2041	1,300,000	1,072,818
3.00%, 12/1/2046	1,600,000	1,235,103
4.00%, 11/1/2023	160,000	161,553
4.00%, 10/1/2024	250,000	255,151
4.00%, 9/1/2025	250,000	259,090
4.00%, 3/1/2029	550,000	590,521
4.00%, 8/1/2033	205,000	211,654
4.00%, 10/1/2034	500,000	525,431
4.00%, 11/1/2035	500,000	513,638
4.00%, 3/1/2036	9,170,000	9,443,009
4.00%, 10/1/2036	3,805,000	3,911,250
4.00%, 11/1/2036	30,000	30,560
4.00%, 10/1/2037	2,600,000	2,644,581
4.00%, 11/1/2037	500,000	509,383
4.00%, 11/1/2038	510,000	514,766
4.00%, 11/1/2039	3,145,000	3,162,478
4.00%, 10/1/2041	645,000	641,960
4.00%, 10/1/2044	2,330,000	2,289,217
5.00%, 8/1/2023	600,000	607,394
5.00%, 9/1/2023	175,000	177,401
5.00%, 11/1/2023	1,395,000	1,419,831
5.00%, 4/1/2024	5,765,000	5,922,214
5.00%, 8/1/2024	325,000	336,485
5.00%, 9/1/2024	435,000	451,692
5.00%, 10/1/2024	600,000	623,672
5.00%, 4/1/2025	1,585,000	1,669,567
5.00%, 8/1/2025	455,000	483,066
5.00%, 9/1/2025	235,000	249,985
5.00%, 10/1/2025	2,000,000	2,131,717
5.00%, 3/1/2026	110,000	115,713
5.00%, 8/1/2026	1,915,000	2,071,071
5.00%, 10/1/2026	2,190,000	2,383,134
5.00%, 11/1/2026	730,000	795,734
5.00%, 12/1/2026	3,000,000	3,275,725
5.00%, 4/1/2027	1,300,000	1,429,006
5.00%, 9/1/2027	2,985,000	3,308,302
5.00%, 10/1/2027	670,000	721,365
5.00%, 11/1/2027	180,000	200,142
5.00%, 8/1/2028	845,000	920,640
5.00%, 9/1/2028	3,500,000	3,922,965
5.00%, 11/1/2028	1,210,000	1,367,713
5.00%, 4/1/2029	2,275,000	2,590,730
5.00%, 8/1/2029	765,000	822,730
5.00%, 10/1/2029	4,365,000	4,778,762
5.00%, 8/1/2030	500,000	540,224
5.00%, 10/1/2030	650,000	746,395
5.00%, 11/1/2030	500,000	555,544
5.00%, 4/1/2031	4,265,000	4,940,833
5.00%, 3/1/2032	280,000	292,115
5.00%, 4/1/2032	1,420,000	1,610,021
5.00%, 8/1/2032	300,000	323,452
5.00%, 10/1/2032	1,250,000	1,463,373
5.00%, 11/1/2032	1,650,000	1,918,444
5.00%, 3/1/2033	9,640,000	11,076,723

See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2033	$ 3,500,000	$ 3,955,002
5.00%, 9/1/2034	290,000	310,787
5.00%, 10/1/2034	155,000	160,124
5.00%, 11/1/2034	1,175,000	1,321,616
5.00%, 3/1/2035	2,815,000	3,170,082
5.00%, 8/1/2035	1,980,000	2,138,459
5.00%, 4/1/2036	1,550,000	1,716,181
5.00%, 8/1/2036	1,145,000	1,254,853
5.00%, 11/1/2036	1,150,000	1,263,631
5.00%, 10/1/2037	90,000	92,573
5.00%, 11/1/2037	1,530,000	1,651,352
5.00%, 10/1/2039	1,245,000	1,308,089
5.00%, 4/1/2045	1,520,000	1,636,228
Series B, 5.00%, 8/1/2024	150,000	155,301
Series C, 5.00%, 9/1/2034	155,000	162,985
Campbell Union High School District, General Obligation:
Series B, 4.00%, 8/1/2037	500,000	525,076
Series B, 5.00%, 8/1/2036	150,000	162,619
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	95,654
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	245,927
Series D, 2.38%, 8/1/2044	500,000	343,584
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	1,500,000	1,552,631
Chino Valley Unified School District, General Obligation Series B, 4.00%, 8/1/2045	2,500,000	2,441,463
City & County of San Francisco CA:
3.00%, 4/1/2032	790,000	778,769
4.00%, 4/1/2035	2,150,000	2,220,614
4.00%, 4/1/2046	500,000	488,146
City & County of San Francisco CA, General Obligation 4.00%, 6/15/2042	2,675,000	2,683,880
City of Concord CA 2.13%, 4/1/2041	1,500,000	991,770
City of Los Angeles CA Wastewater System Revenue:
Series A, 5.00%, 6/1/2043	1,335,000	1,422,824
Series A, 5.00%, 6/1/2047	2,500,000	2,757,386
City of Los Angeles Department of Airports:
Series B, 5.00%, 5/15/2030	1,025,000	1,189,174
Series B, 5.00%, 5/15/2034	600,000	685,360
Series B, 5.00%, 5/15/2036	760,000	862,283
Series B, 5.00%, 5/15/2038	1,465,000	1,640,106
Series C, 5.00%, 5/15/2028	525,000	587,145
Series C, 5.00%, 5/15/2038	635,000	711,587
Security Description	Principal Amount	Value
City of Los Angeles Department of Airports Revenue:
5.00%, 5/15/2037	$ 775,000	$ 855,734
Series B, 5.00%, 5/15/2032	750,000	875,105
Series B, 5.00%, 5/15/2045	1,120,000	1,222,243
City of San Jose, CA, General Obligation Series A-1, 5.00%, 9/1/2041	620,000	671,747
Clovis Unified School District Series B, 5.00%, 8/1/2047	3,000,000	3,244,357
Coast Community College District, General Obligation Series F, Zero Coupon, 8/1/2040	2,715,000	1,255,773
Coast, TX, Community College District, General Obligation Series F, 3.00%, 8/1/2038	500,000	432,417
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2028	1,000,000	1,099,238
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	712,798
Series C, 3.00%, 8/1/2035	1,700,000	1,570,109
Series C, 3.00%, 8/1/2036	1,800,000	1,623,727
Series C, 3.00%, 8/1/2037	2,015,000	1,785,462
Coronado, Community Development Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2026	2,665,000	2,827,175
Series A, 5.00%, 9/1/2033	1,790,000	1,887,659
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	147,450
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	386,244
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	583,854
Series A, 5.00%, 6/1/2044	735,000	798,332
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	135,557
Eastern Municipal Water District Financing Authority Series A, 4.00%, 7/1/2037	600,000	612,022
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series A, 4.00%, 7/1/2038	800,000	805,719
Series B, 5.00%, 7/1/2032	230,000	248,513

See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2045	$ 315,000	$ 332,851
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	3,010,000	2,941,670
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	419,160
Series C, 5.00%, 3/1/2035	570,000	612,618
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	702,976
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	110,238
Series A, 5.00%, 10/1/2031	340,000	373,159
Series A, 5.00%, 10/1/2032	250,000	273,932
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	244,428
5.00%, 8/1/2028	140,000	149,054
Fresno Unified School District, General Obligation 4.00%, 8/1/2045	600,000	587,673
Grossmont-Cuyamaca Community College District, General Obligation 4.00%, 8/1/2046	800,000	775,976
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	106,279
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	174,928
Local Public Schools Funding Authority School Improvement District No 2016-1 Series A, 3.00%, 8/1/2046	500,000	379,860
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	984,634
Long Beach, CA, Community College District, General Obligation Series J, 4.00%, 8/1/2034	500,000	521,021
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2026	525,000	568,462
5.00%, 6/1/2027	1,335,000	1,475,886
5.00%, 6/1/2033	550,000	606,092
Security Description	Principal Amount	Value
Los Angeles County Public Works Financing Authority Revenue 4.00%, 12/1/2043	$ 2,000,000	$ 1,923,614
Los Angeles County, CA, Department of Water & Power Revenue:
5.00%, 7/1/2039	700,000	782,222
Series B, 5.00%, 7/1/2046	1,495,000	1,611,261
Los Angeles Department of Water & Power:
Series A, 5.00%, 7/1/2038	3,665,000	3,949,745
Series E, 5.00%, 7/1/2025	6,800,000	7,212,158
Series E, 5.00%, 7/1/2026	3,000,000	3,255,232
Series E, 5.00%, 7/1/2027	625,000	692,416
Series E, 5.00%, 7/1/2028	500,000	564,749
Los Angeles Department of Water & Power Power System Revenue Series A, 5.00%, 7/1/2045	1,115,000	1,191,062
Los Angeles Department of Water & Power Water System Revenue:
Series C, 5.00%, 7/1/2036	1,000,000	1,125,051
Series C, 5.00%, 7/1/2041	1,250,000	1,399,067
Series C, 5.00%, 7/1/2042	1,250,000	1,391,678
Series C, 5.00%, 7/1/2047	2,500,000	2,727,986
Series D, 5.00%, 7/1/2030	600,000	704,290
Series D, 5.00%, 7/1/2033	385,000	460,349
Los Angeles Unified School District/CA:
Series QRR, 5.00%, 7/1/2026	1,000,000	1,083,332
Series QRR, 5.00%, 7/1/2028	1,000,000	1,125,669
Series QRR, 5.00%, 7/1/2034	1,250,000	1,469,258
Series QRR, 5.00%, 7/1/2038	2,000,000	2,247,696
Series QRR, 5.00%, 7/1/2041	1,500,000	1,658,782
Los Angeles, CA, Community College District, General Obligation:
5.00%, 8/1/2036	430,000	460,270
Series A, 5.00%, 8/1/2026	215,000	223,070
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	893,358
Series A, 5.00%, 5/15/2040	10,000,000	10,897,863
Series B, 4.00%, 5/15/2039	675,000	681,583
Series B, 4.00%, 5/15/2040	700,000	703,275
Series B, 5.00%, 5/15/2037	850,000	955,401
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,127,161
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	3,642,828
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	1,800,000	1,913,734

See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Revenue:
5.00%, 7/1/2045	$ 1,250,000	$ 1,357,115
Series A, 5.00%, 7/1/2024	250,000	258,998
Series A, 5.00%, 7/1/2027	510,000	565,928
Series A, 5.00%, 7/1/2028	250,000	274,059
Series A, 5.00%, 7/1/2030	520,000	545,449
Series A, 5.00%, 7/1/2032	715,000	788,967
Series A, 5.00%, 7/1/2036	675,000	744,424
Series A, 5.00%, 7/1/2037	910,000	995,996
Series B, 5.00%, 1/1/2024	835,000	852,786
Series B, 5.00%, 7/1/2025	100,000	106,061
Series B, 5.00%, 7/1/2028	320,000	343,360
Series B, 5.00%, 7/1/2031	2,000,000	2,276,728
Series B, 5.00%, 7/1/2032	3,290,000	3,733,683
Series B, 5.00%, 7/1/2034	555,000	591,133
Series B, 5.00%, 7/1/2040	1,985,000	2,184,446
Series B, 5.00%, 7/1/2042	230,000	237,795
Series B, 5.00%, 7/1/2043	3,490,000	3,733,649
Series C, 5.00%, 7/1/2036	850,000	944,015
Series C, 5.00%, 7/1/2040	500,000	551,626
Series C, 5.00%, 7/1/2042	595,000	629,999
Series D, 5.00%, 7/1/2030	305,000	316,069
Series D, 5.00%, 7/1/2032	180,000	186,291
Series D, 5.00%, 7/1/2044	1,255,000	1,349,332
Los Angeles, CA, Department of Water & Power System Revenue:
Series B, 5.00%, 7/1/2023	595,000	601,657
Series C, 5.00%, 7/1/2034	850,000	965,737
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	1,470,000	1,561,880
Series A, 5.00%, 12/1/2033	250,000	277,509
Series A, 5.00%, 12/1/2035	1,405,000	1,545,753
Series A, 5.00%, 12/1/2037	1,165,000	1,265,841
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	2,800,000	2,957,177
4.00%, 6/1/2036	855,000	890,079
4.00%, 6/1/2039	2,750,000	2,809,860
5.00%, 6/1/2024	4,415,000	4,558,027
5.00%, 6/1/2034	970,000	1,065,522
Series A, 4.00%, 6/1/2034	110,000	113,466
Series A, 5.00%, 6/1/2023	510,000	514,468
Series A, 5.00%, 7/1/2023	325,000	328,461
Series A, 5.00%, 7/1/2024	2,000,000	2,068,712
Series A, 5.00%, 6/1/2026	100,000	108,347
Series A, 5.00%, 6/1/2029	250,000	270,896
Series A, 5.00%, 7/1/2030	100,000	110,709
Series A, 5.00%, 7/1/2032	605,000	667,855
Series A, 5.00%, 6/1/2033	350,000	377,228
Series A, 5.00%, 6/1/2034	245,000	262,486
Series A, 5.00%, 6/1/2037	405,000	428,736
Series A, 5.00%, 7/1/2037	1,600,000	1,746,397
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2039	$ 2,125,000	$ 2,387,939
Series A, 5.00%, 7/1/2040	2,250,000	2,516,123
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	2,475,000	2,478,420
5.00%, 12/1/2032	550,000	644,913
5.00%, 12/1/2045	3,200,000	3,485,315
Series D, 4.00%, 12/1/2034	215,000	219,327
Series D, 5.00%, 12/1/2029	100,000	106,988
Series D, 5.00%, 12/1/2030	330,000	353,007
Series E-1, 5.00%, 12/1/2044	500,000	542,864
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	106,658
Los Angeles, CA, Unified School District, General Obligation:
4.00%, 7/1/2036	585,000	597,523
4.00%, 7/1/2040	525,000	520,232
4.00%, 7/1/2044	1,365,000	1,316,760
5.00%, 7/1/2025	2,690,000	2,852,375
5.00%, 7/1/2027	750,000	828,881
5.00%, 7/1/2035	2,515,000	2,861,180
Series A, 4.00%, 7/1/2028	500,000	533,833
Series A, 5.00%, 7/1/2023	315,000	318,277
Series A, 5.00%, 7/1/2024	4,530,000	4,682,266
Series A, 5.00%, 7/1/2026	265,000	287,083
Series A, 5.00%, 7/1/2027	770,000	850,985
Series A, 5.00%, 7/1/2028	505,000	568,463
Series A, 5.00%, 7/1/2030	250,000	264,841
Series A, 5.00%, 7/1/2031	2,000,000	2,288,990
Series B, 3.00%, 7/1/2031	520,000	510,588
Series B-1, 5.00%, 7/1/2027	485,000	536,010
Series B-1, 5.00%, 7/1/2029	250,000	278,663
Series B-1, 5.00%, 7/1/2032	2,050,000	2,277,102
Series B-1, 5.00%, 7/1/2033	255,000	281,291
Series B-1, 5.00%, 7/1/2034	1,645,000	1,799,717
Series B-1, 5.00%, 7/1/2036	1,000,000	1,074,527
Series B-1, 5.00%, 7/1/2037	500,000	534,989
Series C, 3.00%, 7/1/2035	850,000	764,833
Series C, 3.00%, 7/1/2038	2,885,000	2,454,209
Series C, 4.00%, 7/1/2035	800,000	826,702
Series C, 4.00%, 7/1/2037	515,000	522,538
Series C, 5.00%, 7/1/2026	800,000	866,666
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2033	250,000	264,217
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	256,564
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	287,549

See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Water District of Southern California:
Series B, 3.00%, 7/1/2028	$ 3,785,000	$ 3,878,758
Series B, 3.00%, 7/1/2029	4,000,000	4,087,818
Series B, 3.00%, 7/1/2030	8,295,000	8,476,002
Metropolitan Water District of Southern California Revenue:
Series A, 5.00%, 7/1/2024	2,000,000	2,066,632
Series A, 5.00%, 7/1/2034	140,000	150,279
Series A, 5.00%, 10/1/2040	1,330,000	1,471,900
Series B, 4.00%, 10/1/2024	1,500,000	1,536,406
Series B, 4.00%, 10/1/2025	730,000	757,673
Series B, 5.00%, 8/1/2024	150,000	155,028
Series C, 5.00%, 7/1/2039	900,000	1,008,040
Series C, 5.00%, 7/1/2040	1,455,000	1,621,503
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2027	205,000	178,008
Zero Coupon, 8/1/2030	525,000	407,674
Mount Diablo Unified School District, CA General Obligation Series B, 4.00%, 6/1/2037	1,625,000	1,657,553
Mount San, Antonio Community College District, General Obligation:
Series A, 5.00%, 8/1/2041	505,000	548,774
Series E, Zero Coupon, 8/1/2045	2,155,000	773,725
Mountain House Public Financing Authority Series B, 4.00%, 12/1/2043	2,715,000	2,565,284
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,298,097
Municipal Improvement Corp. of Los Angeles Revenue:
5.00%, 11/1/2028	1,320,000	1,489,005
Series A, 5.00%, 11/1/2026	500,000	544,451
Newport Mesa, Unified School District, General Obligation Zero Coupon, 8/1/2039	100,000	51,148
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	2,705,000	2,652,239
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	506,863
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2025 (c)	150,000	158,868
Series A, 5.00%, 8/1/2030	175,000	184,912
Series A, 5.00%, 8/1/2031	150,000	159,137
Series A, 5.00%, 8/1/2032	150,000	159,137
Security Description	Principal Amount	Value
Orange County Local Transportation Authority Revenue 5.00%, 2/15/2039	$ 920,000	$ 1,004,001
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	2,035,000	2,114,875
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	120,000	128,698
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	770,000	764,531
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	369,255
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	131,841
Peralta, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2028	100,000	103,252
Rancho Water District Financing Authority Series A, 4.00%, 8/1/2039	525,000	528,333
Riverside County Transportation Commission Series B, 5.00%, 6/1/2037	680,000	731,606
Riverside County, CA, Electric Revenue Series A, 5.00%, 10/1/2027	1,000,000	1,108,687
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series B, 5.00%, 6/1/2033	500,000	553,021
Riverside County, CA, Transportation Commission, Sales Tax, General Obligation 3.00%, 8/1/2040	755,000	624,984
Riverside Unified School District, General Obligation Series B, 3.00%, 8/1/2037	2,800,000	2,459,192
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	2,000,000	2,136,453
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	559,803
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	558,460
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	1,315,000	1,438,632

See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	$ 170,000	$ 176,470
Series H, 4.00%, 8/15/2045	1,600,000	1,562,186
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	186,905
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2026	600,000	651,795
Series B, 3.00%, 8/1/2041	3,000,000	3,040,051
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	660,419
5.00%, 10/15/2028	255,000	271,550
5.00%, 10/15/2029	250,000	266,177
5.00%, 10/15/2031	345,000	367,149
Series A, 5.00%, 10/15/2044	215,000	223,420
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2027	175,000	184,818
Series A, 5.00%, 5/15/2033	560,000	603,809
Series A, 5.00%, 5/15/2034	20,000	21,553
Series A, 5.00%, 5/15/2039	100,000	106,331
Series B, 5.00%, 8/1/2029	100,000	108,424
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	476,719
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2030	120,000	129,222
Series A, 5.00%, 4/1/2032	145,000	155,894
Series A, 5.00%, 4/1/2041	125,000	131,588
San Diego County, CA, Unified School District, General Obligation 4.00%, 7/1/2044	540,000	526,117
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 5/1/2028	1,520,000	1,712,858
Series B, 4.00%, 5/1/2033	2,500,000	2,724,238
Series B, 4.00%, 5/1/2034	1,000,000	1,082,368
Series B, 5.00%, 5/1/2030	1,500,000	1,754,381
Series B, 5.00%, 5/1/2031	2,000,000	2,378,164
Series B, 5.00%, 5/1/2032	1,000,000	1,185,855
San Diego Public Facilities Financing Authority, CA , Revenue:
Series A, Class A, 4.00%, 8/1/2040	425,000	424,314
Series A, 5.00%, 10/15/2046	705,000	756,094
Security Description	Principal Amount	Value
San Diego Unified School District/CA Series M-2, 5.00%, 7/1/2024	$ 1,475,000	$ 1,525,675
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	183,465
5.00%, 8/1/2027	160,000	173,768
5.00%, 8/1/2029	235,000	254,770
5.00%, 8/1/2031	160,000	173,461
5.00%, 8/1/2041	190,000	205,985
San Diego, CA, Unified School District, General Obligation:
Series D-2, 2.00%, 7/1/2045	3,405,000	2,101,924
Series K-2, Zero Coupon, 7/1/2032	750,000	536,423
Series R-4, 5.00%, 7/1/2024	235,000	243,074
Series R-4, 5.00%, 7/1/2028	250,000	265,603
Series R-5, 5.00%, 7/1/2029	260,000	281,696
Series SENIOR-1, 4.00%, 7/1/2033	100,000	103,537
San Dieguito Union High School District, General Obligation Series E-2, 3.00%, 8/1/2038	2,530,000	2,204,343
San Francisco Bay Area Rapid Transit District Sales Tax Revenue:
4.00%, 7/1/2039	740,000	740,116
Series A, 3.00%, 7/1/2044	6,410,000	5,071,466
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2030	825,000	897,133
Series C-1, 4.00%, 8/1/2035	1,610,000	1,683,626
Series C-1, 4.00%, 8/1/2045	2,590,000	2,548,538
Series D, 5.00%, 8/1/2029	160,000	169,540
San Francisco, CA, City & County:
3.00%, 4/1/2029	500,000	501,614
4.00%, 4/1/2041	500,000	493,491
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	524,539
Series A, 5.00%, 10/1/2029	100,000	106,658
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	140,806
San Francisco, CA, City & County, General Obligation:
4.00%, 6/15/2046	675,000	672,973
Series R1, 4.00%, 6/15/2032	735,000	784,768

See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	$ 105,000	$ 110,233
5.00%, 11/1/2028	170,000	185,306
5.00%, 11/1/2031	500,000	544,124
5.00%, 11/1/2032	100,000	105,375
5.00%, 11/1/2034	335,000	360,430
Series B, 5.00%, 11/1/2041	1,400,000	1,459,193
Series B, 5.00%, 11/1/2042	350,000	364,798
Series B, 5.00%, 11/1/2043	1,070,000	1,115,240
Series D, 5.00%, 11/1/2032	715,000	790,581
Series D, 5.00%, 11/1/2033	260,000	286,359
Series D, 5.00%, 11/1/2034	330,000	361,163
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	140,000	148,733
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	134,752
Series B, 3.00%, 9/1/2036	700,000	630,629
San Jose, CA, General Obligation:
5.00%, 9/1/2042	500,000	540,315
Series C, 5.00%, 9/1/2034	760,000	859,053
San Juan Unified School District:
5.00%, 8/1/2042	6,600,000	7,225,601
Series N, 4.00%, 8/1/2031	1,230,000	1,279,113
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	720,256
2.38%, 8/1/2040	1,000,000	723,723
2.38%, 8/1/2041	2,000,000	1,429,574
San Marcos, CA, Unified School District, General Obligation:
5.00%, 8/1/2035	350,000	379,050
5.00%, 8/1/2036	350,000	377,662
San Mateo County, CA, High School District Authority, General Obligation Series A, 2.25%, 9/1/2042	630,000	438,650
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	243,305
Series A, 5.00%, 6/1/2030	160,000	169,189
San Mateo Foster, CA, Powers Financing Authority Revenue 3.00%, 6/15/2046	850,000	638,560
San Mateo Foster, CA, Public Financing Authority Revenue:
4.00%, 8/1/2039	2,750,000	2,751,930
4.00%, 8/1/2044	3,200,000	3,133,828
5.00%, 8/1/2036	1,135,000	1,265,095
Security Description	Principal Amount	Value
Santa Clara County Financing Authority Series A, 4.00%, 4/1/2038	$ 650,000	$ 653,360
Santa Clara County, CA, Financing Authority Revenue:
4.00%, 5/1/2036	515,000	531,067
5.00%, 5/1/2032	500,000	589,636
Series A, 3.00%, 5/1/2037	550,000	471,103
Series A, 3.25%, 4/1/2036	2,520,000	2,331,857
Series A, 3.50%, 4/1/2041	600,000	528,183
Series A, 3.63%, 4/1/2044	640,000	559,510
Series A, 4.00%, 4/1/2037	750,000	758,764
Series Q, 2.50%, 5/15/2029	140,000	137,173
Series Q, 4.00%, 5/15/2033	300,000	306,532
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	241,426
Series C, 3.25%, 8/1/2039	150,000	134,607
Series C, 5.00%, 8/1/2030	125,000	138,502
Series C, 5.00%, 8/1/2033	1,750,000	1,926,984
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	526,522
Santa Clara, CA, Unified School District, General Obligation:
3.00%, 7/1/2035	845,000	786,951
3.00%, 7/1/2036	250,000	227,642
Santa Clarita Community College District, General Obligation 3.00%, 8/1/2044	800,000	627,387
Santa Monica Community College District, General Obligation:
3.00%, 8/1/2032	880,000	874,103
3.00%, 8/1/2034	635,000	597,555
3.00%, 8/1/2042	1,575,000	1,276,436
Series A, 4.00%, 8/1/2039	2,350,000	2,350,398
Series A, 5.00%, 8/1/2043	1,750,000	1,884,802
Series D, 5.00%, 8/1/2043	1,025,000	1,038,279
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	208,287
5.00%, 7/1/2027	150,000	162,415
Sonoma County Junior College District:
Series C, 5.00%, 8/1/2024	2,000,000	2,073,814
Series C, 5.00%, 8/1/2025	1,250,000	1,328,393
Series C, 5.00%, 8/1/2026	1,450,000	1,575,094
Series C, 5.00%, 8/1/2028	1,100,000	1,242,595
Series C, 5.00%, 8/1/2029	1,500,000	1,723,043
South San Francisco Public Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,705,000	1,664,440

See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Southern California Public Power Authority Revenue:
Series A, 5.00%, 7/1/2031	$ 505,000	$ 535,953
Series A, 5.00%, 7/1/2032	635,000	674,098
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	1,795,000	1,835,171
State Center Community College District, General Obligation:
Series B, 3.00%, 8/1/2037	2,000,000	1,772,170
Series B, 3.00%, 8/1/2038	1,865,000	1,612,914
State of California Department of Water Resources Revenue Series AX, 5.00%, 12/1/2024	2,000,000	2,093,841
State of California, General Obligation:
4.00%, 3/1/2024	2,000,000	2,027,992
4.00%, 9/1/2028	1,800,000	1,926,708
4.00%, 10/1/2033	2,075,000	2,218,450
4.00%, 10/1/2034	900,000	953,211
4.00%, 10/1/2035	1,700,000	1,773,178
4.00%, 11/1/2035	2,440,000	2,539,464
4.00%, 10/1/2036	800,000	824,655
4.00%, 10/1/2039	3,140,000	3,155,832
4.00%, 3/1/2046	750,000	730,155
5.00%, 9/1/2025	4,500,000	4,786,940
5.00%, 10/1/2025	15,000,000	15,987,877
5.00%, 11/1/2027	1,375,000	1,528,865
5.00%, 4/1/2028	2,955,000	3,304,397
5.00%, 10/1/2028	3,700,000	4,175,902
5.00%, 8/1/2029	760,000	822,667
5.00%, 9/1/2029	800,000	917,655
5.00%, 10/1/2029	2,685,000	3,084,275
5.00%, 11/1/2029	3,005,000	3,429,510
5.00%, 12/1/2030	1,000,000	1,171,405
5.00%, 10/1/2031	9,105,000	10,424,374
5.00%, 11/1/2031	1,195,000	1,369,258
5.00%, 12/1/2031	1,000,000	1,185,752
5.00%, 9/1/2032	3,000,000	3,590,296
5.00%, 10/1/2033	615,000	630,024
5.00%, 3/1/2034	810,000	922,007
5.00%, 12/1/2034	4,370,000	4,819,142
5.00%, 10/1/2035	435,000	461,402
5.00%, 9/1/2036	4,495,000	5,163,338
5.00%, 9/1/2041	1,500,000	1,661,824
5.00%, 12/1/2043	800,000	877,155
Series A, 5.00%, 11/1/2027	5,645,000	6,276,685
Series B, 5.00%, 11/1/2031	10,655,000	12,620,621
Series B, 5.00%, 11/1/2032	5,000,000	5,995,619
Series C, 5.00%, 11/1/2042	8,350,000	9,331,145
Series CU, 4.55%, 12/1/2037	1,000,000	1,070,141
Sunnyvale, CL, Financing Authority Revenue 4.00%, 4/1/2045	1,900,000	1,858,957
Security Description	Principal Amount	Value
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	$ 125,000	$ 109,529
Turlock Irrigation District Revenue 5.00%, 1/1/2037	700,000	774,616
University of California, Revenue:
5.00%, 11/1/2033	350,000	364,798
5.00%, 11/1/2039	530,000	581,373
5.00%, 11/1/2040	1,345,000	1,464,296
Series A, 3.13%, 11/1/2036	225,000	208,635
Series A, 3.20%, 11/1/2037	270,000	248,220
Series A, 4.00%, 11/1/2035	300,000	306,060
Series A, 5.00%, 11/1/2025	1,140,000	1,218,127
Series A, 5.00%, 11/1/2028	120,000	129,609
Series A, 5.00%, 11/1/2031	205,000	225,506
Series A, 5.00%, 11/1/2032	120,000	127,654
Series A, 5.00%, 11/1/2035	1,450,000	1,587,722
Series A, 5.00%, 11/1/2036	265,000	280,691
Series A, 5.00%, 11/1/2037	2,000,000	2,209,852
Series A, 5.00%, 11/1/2038	165,000	172,822
Series A, 5.00%, 11/1/2043	1,125,000	1,195,009
Series AM, 5.00%, 5/15/2027	200,000	206,094
Series AO, 5.00%, 5/15/2026	110,000	116,447
Series AO, 5.00%, 5/15/2032	100,000	105,363
Series AR, 5.00%, 5/15/2030	580,000	626,176
Series AR, 5.00%, 5/15/2032	120,000	129,203
Series AR, 5.00%, 5/15/2034	500,000	535,653
Series AR, 5.00%, 5/15/2041	495,000	518,643
Series AV, 5.00%, 5/15/2026	510,000	552,036
Series AY, 4.00%, 5/15/2035	100,000	103,370
Series AY, 5.00%, 5/15/2036	835,000	899,751
Series AZ, 4.00%, 5/15/2029	535,000	572,625
Series AZ, 5.00%, 5/15/2033	1,125,000	1,254,133
Series AZ, 5.00%, 5/15/2043	2,200,000	2,344,729
Series BE, 5.00%, 5/15/2038	3,000,000	3,341,456
Series BE, 5.00%, 5/15/2043	850,000	924,164
Series BH, 4.00%, 5/15/2046	1,720,000	1,680,211
Series C, 4.00%, 11/1/2045	2,650,000	2,592,081
Series I, 5.00%, 5/15/2027	145,000	153,409
Series I, 5.00%, 5/15/2030	180,000	190,024
Series I, 5.00%, 5/15/2031	335,000	353,196
Series I, 5.00%, 5/15/2032	145,000	152,640
Series K, 4.00%, 5/15/2036	265,000	267,675
Series K, 5.00%, 5/15/2031	460,000	495,262
Series M, 3.00%, 5/15/2037	800,000	708,790
Series M, 5.00%, 5/15/2028	100,000	110,342
Series M, 5.00%, 5/15/2030	200,000	220,058
Series M, 5.00%, 5/15/2032	295,000	323,470
Series M, 5.00%, 5/15/2036	250,000	268,963
Series O, 4.00%, 5/15/2048	250,000	241,270
Series O, 5.00%, 5/15/2039	2,200,000	2,372,737
Series Q, 4.00%, 5/15/2036	500,000	511,652

See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Val Verde Unified School District, General Obligation Series B, 4.00%, 8/1/2046 (c)	$ 800,000	$ 777,143
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	466,984
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	177,181
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	211,687
Series A, 5.00%, 8/1/2031	295,000	312,500
Series A, 5.00%, 8/1/2035	265,000	277,750
West County Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,500,000	1,462,795
West Hollywood Public Financing Authority Revenue:
4.00%, 4/1/2046	3,500,000	3,417,020
5.00%, 4/1/2044	525,000	559,823
Western Municipal Water District Facilities Authority Revenue Series A, 5.00%, 10/1/2038	725,000	817,056
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	207,280
		739,477,928
COLORADO — 2.4%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
5.00%, 12/1/2024	1,740,000	1,815,012
Series A, 5.00%, 12/1/2031	485,000	525,810
Adams County School District No. 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	373,283
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	206,584
Arapahoe County, CO, chool District No. 5, Cherry Creek, General Obligation 5.00%, 12/15/2039	845,000	944,932
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2025	925,000	986,614
Board of Water Commissioners City & County of Denver, Revenue 5.00%, 12/15/2047	9,115,000	10,074,160
Security Description	Principal Amount	Value
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series A, 5.00%, 12/15/2028	$ 140,000	$ 149,171
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2042	245,000	259,897
Series B, 4.00%, 12/1/2027	130,000	137,187
City & County of Broomfield CO Water Revenue:
4.00%, 12/1/2043	920,000	907,280
4.00%, 12/1/2046	900,000	872,730
City & County of Denver CO Revenue 4.00%, 8/1/2041	1,145,000	1,148,354
City of Colorado Springs CO Utilities System Revenue:
Series A, 4.00%, 11/15/2045	1,115,000	1,071,271
Series A, 5.00%, 11/15/2030	1,000,000	1,162,049
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	539,959
Colorado, State:
Series A, 3.00%, 12/15/2036	1,085,000	952,535
Series A, 4.00%, 12/15/2037	1,800,000	1,807,155
Series A, 5.00%, 12/15/2030	1,905,000	2,135,418
Series A, 5.00%, 12/15/2033	2,655,000	3,036,358
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	156,953
Series L, 5.00%, 3/15/2027	600,000	651,722
Series M, 5.00%, 3/15/2029	5,740,000	6,341,483
Series M, 5.00%, 3/15/2031	500,000	550,614
Series R, 4.00%, 3/15/2045	2,350,000	2,217,942
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2038	2,415,000	2,460,705
Series A, 4.00%, 8/1/2039	2,745,000	2,783,321
Series A-2, Zero Coupon, 8/1/2034	1,800,000	1,122,830
Series A-2, Zero Coupon, 8/1/2035	3,160,000	1,857,051
Series A-2, Zero Coupon, 8/1/2038	3,000,000	1,493,444
Series A-2, Zero Coupon, 8/1/2039	3,000,000	1,412,605
Denver City & County, CO, Airport System Revenue Series B, 5.00%, 11/15/2047	3,670,000	3,959,034
Denver, CO, City & County School District No. 1, General Obligation:
3.00%, 12/1/2036	525,000	471,147
4.00%, 12/1/2037	2,450,000	2,504,765

See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2029	$ 255,000	$ 277,247
5.00%, 12/1/2033	515,000	594,623
Series A, 5.50%, 12/1/2024	260,000	273,760
Series A, 5.50%, 12/1/2028	100,000	113,171
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2030	565,000	638,296
El Paso County School District No. 49 Falcon 4.00%, 12/15/2046	2,030,000	1,915,346
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	124,858
Grand County School District No. 2 East Grand 4.00%, 12/1/2046	525,000	509,092
Jefferson County School District R-1 5.00%, 12/15/2034	1,025,000	1,140,442
Larimer County School District No R-1 Poudre, General Obligation 5.00%, 12/15/2040	585,000	632,857
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation:
5.00%, 12/15/2036	1,000,000	1,097,356
5.00%, 12/15/2037	1,750,000	1,914,237
5.00%, 12/15/2038	1,050,000	1,143,940
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	220,216
5.00%, 12/1/2030	160,000	176,095
5.25%, 12/1/2032	100,000	109,898
5.25%, 12/1/2033	250,000	274,267
5.50%, 12/1/2035	160,000	177,109
5.50%, 12/1/2037	500,000	552,267
Metro Wastewater Reclamation District Revenue Series A, 2.00%, 4/1/2039	535,000	386,219
Pitkin County School District No. 1 Aspen, General Obligation 4.00%, 12/1/2039	550,000	557,585
Pueblo City Schools 5.00%, 12/15/2031	2,275,000	2,594,029
Pueblo City Schools, General Obligation 5.00%, 12/15/2039	1,340,000	1,464,187
Pueblo City, CO School District, General Obligation 5.00%, 12/15/2027	625,000	693,827
Pueblo Country, CL, City Schools, General Obligation 3.00%, 12/15/2037	800,000	702,016
Security Description	Principal Amount	Value
State of Colorado:
Series A, 4.00%, 12/15/2036	$ 1,000,000	$ 1,017,872
Series A, 4.00%, 12/15/2037	2,865,000	2,881,547
Series A, 4.00%, 12/15/2038	1,280,000	1,267,353
Series A, 4.00%, 12/15/2039	1,400,000	1,374,517
Series A, 5.00%, 12/15/2030	2,725,000	3,143,344
Series N, 5.00%, 3/15/2037	4,680,000	4,982,921
State of Colorado, Certificate Participation Series A, 5.00%, 12/15/2025	860,000	917,345
University of Colorado Series A, 5.00%, 6/1/2027	140,000	147,314
University of Colorado Authory, Revenue Series C-, 5.00%, 6/1/2046	500,000	540,960
University of Colorado, Revenue:
Series A-2, 3.00%, 6/1/2033	75,000	72,519
Series A-2, 3.25%, 6/1/2037	340,000	304,277
Series A-2, 4.00%, 6/1/2038	505,000	505,252
Series A-2, 5.00%, 6/1/2023	275,000	277,274
Series B-1, 2.50%, 6/1/2028	175,000	169,292
Series B-1, 2.75%, 6/1/2029	320,000	315,929
Series B-1, 4.00%, 6/1/2036	105,000	109,614
Series B-1, 4.00%, 6/1/2038	415,000	415,132
Weld County School District No. 6 Greeley, General Obligation 4.00%, 12/1/2045	1,210,000	1,179,553
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	106,618
Weld County, CO, School District No. RE-5J, General Obligation 4.00%, 12/1/2045	635,000	601,063
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,840,000	2,042,986
Windy Gap Firming Project Water Activity Enterprise, Revenue 5.00%, 7/15/2046	1,000,000	1,086,739
		98,831,736
CONNECTICUT — 2.9%
Connecticut State Health & Educational Facilities Authority, Revenue Series X-2-REM, 0.25%, 7/1/2037 (b)	2,650,000	2,546,511
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	2,825,132
Series A, 5.00%, 3/1/2029	50,000	52,404

See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	$ 1,375,000	$ 1,398,179
Series B, 4.00%, 6/1/2030	750,000	803,219
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	630,507
Series 2010-A, 0.25%, 7/1/2049 (b)	3,180,000	3,055,814
Series S-RE, 5.00%, 7/1/2027	760,000	839,933
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	440,413
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series A, 4.00%, 9/1/2037	1,290,000	1,311,473
Series A, 4.00%, 9/1/2041	500,000	487,930
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2036	295,000	297,658
Series B, 5.00%, 8/1/2029	500,000	536,801
State of Connecticut:
Series A, 4.00%, 1/15/2032	2,000,000	2,144,943
Series A, 4.00%, 4/15/2037	3,500,000	3,514,567
Series A, 5.00%, 1/15/2030	1,850,000	2,102,518
Series E, 5.00%, 11/15/2030	4,600,000	5,292,668
State of Connecticut, General Obligation:
3.00%, 1/15/2034	700,000	657,729
3.00%, 1/15/2037	615,000	541,887
3.00%, 1/15/2039	800,000	679,231
3.00%, 1/15/2040	2,000,000	1,660,377
4.00%, 1/15/2025	425,000	434,685
4.00%, 6/1/2025	500,000	513,686
4.00%, 1/15/2026	2,000,000	2,071,702
4.00%, 1/15/2034	2,000,000	2,102,310
4.00%, 1/15/2035	3,295,000	3,411,631
4.00%, 1/15/2036	2,825,000	2,881,259
4.00%, 6/1/2036	915,000	928,516
4.00%, 6/1/2037	825,000	829,468
4.00%, 1/15/2038	2,000,000	1,992,345
4.00%, 6/1/2038	500,000	497,734
5.00%, 1/15/2026	4,660,000	4,976,785
5.00%, 4/15/2028	650,000	720,943
5.00%, 4/15/2029	530,000	587,718
5.00%, 4/15/2033	575,000	637,831
Series 2021 A, 3.00%, 1/15/2032	1,825,000	1,737,336
Series 2021 A, 3.00%, 1/15/2040	2,300,000	1,909,433
Security Description	Principal Amount	Value
Series B, 5.00%, 4/15/2028	$ 600,000	$ 665,486
Series B, 5.00%, 2/15/2029	750,000	841,795
Series F, 5.00%, 9/15/2028	2,880,000	3,217,043
State of Connecticut, Special Tax Revenue:
3.13%, 5/1/2040	2,315,000	1,963,585
4.00%, 5/1/2036	1,000,000	1,017,906
4.00%, 5/1/2038	2,660,000	2,650,979
4.00%, 5/1/2039	800,000	785,980
4.00%, 11/1/2040	2,355,000	2,281,388
5.00%, 5/1/2028	5,700,000	6,356,858
5.00%, 10/1/2028	640,000	719,047
5.00%, 5/1/2029	1,000,000	1,127,384
5.00%, 11/1/2032	1,000,000	1,164,913
5.00%, 11/1/2033	1,200,000	1,392,733
5.00%, 5/1/2035	1,010,000	1,133,814
5.00%, 11/1/2035	640,000	729,522
5.00%, 11/1/2036	3,335,000	3,765,769
5.00%, 5/1/2040	500,000	542,831
Series A, 4.00%, 5/1/2037	2,000,000	2,010,422
Series A, 5.00%, 5/1/2025	2,000,000	2,105,752
Series A, Class A, 5.00%, 5/1/2030	660,000	755,736
Series A, 5.00%, 5/1/2033	1,025,000	1,183,563
Series A, 5.00%, 5/1/2034	2,500,000	2,871,832
Series A, 5.00%, 5/1/2035	2,045,000	2,325,734
Series B, 5.00%, 7/1/2029	5,500,000	6,217,207
Series B, 5.00%, 7/1/2031	6,000,000	6,982,046
Series C, 5.00%, 10/1/2024	515,000	535,139
Series C, 5.00%, 1/1/2028	750,000	831,433
Series C, 5.00%, 1/1/2032	1,800,000	2,092,845
University of Connecticut Series A, 5.00%, 5/1/2026	1,600,000	1,717,162
		118,039,180
DELAWARE — 0.3%
Delaware, State General Obligation:
3.13%, 3/1/2033	345,000	344,362
3.25%, 3/1/2035	385,000	382,836
5.00%, 2/1/2026	2,000,000	2,146,411
5.00%, 3/1/2029	2,000,000	2,280,346
Series A, 2.00%, 1/1/2036	825,000	657,048
Series A, 5.00%, 2/1/2023	550,000	550,826
Series A, 5.00%, 1/1/2025	805,000	842,054
Series A, 5.00%, 2/1/2026	900,000	965,885
Series A, 5.00%, 2/1/2029	495,000	552,965
Series A, 5.00%, 2/1/2032	300,000	334,292
Series A, 5.00%, 2/1/2036	1,000,000	1,098,695
Series A, 5.00%, 2/1/2037	725,000	791,653
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2027	320,000	345,109
5.00%, 7/1/2030	1,000,000	1,164,147
5.00%, 7/1/2031	505,000	584,077
		13,040,706

See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 2.0%
District of Columbia:
4.00%, 5/1/2038	$ 500,000	$ 509,880
4.00%, 5/1/2039	1,000,000	1,015,452
5.00%, 3/1/2035	700,000	777,376
5.00%, 3/1/2044	830,000	895,289
Series A, 5.00%, 7/1/2041	5,475,000	6,109,185
Series A, 5.00%, 7/1/2047	16,525,000	18,169,970
District of Columbia, General Obligation:
5.00%, 6/1/2029	510,000	570,028
5.00%, 10/15/2040	570,000	616,613
5.00%, 10/15/2044	1,100,000	1,176,413
Series A, 4.00%, 6/1/2035	225,000	229,859
Series A, 4.00%, 6/1/2037	285,000	287,731
Series A, 4.00%, 6/1/2041	325,000	325,179
Series A, 5.00%, 6/1/2032	330,000	362,710
Series A, 5.00%, 6/1/2033	300,000	329,151
Series A, 5.00%, 6/1/2034	225,000	245,686
Series A, 5.00%, 6/1/2037	195,000	202,918
Series A, 5.00%, 6/1/2038	500,000	518,773
Series A, 5.00%, 10/15/2038	750,000	819,573
Series A, 5.00%, 6/1/2041	285,000	298,496
Series A, 5.00%, 6/1/2043	2,130,000	2,263,674
Series B, 5.00%, 6/1/2026	985,000	1,062,856
Series D, 4.00%, 6/1/2033	1,230,000	1,275,802
Series D, 4.00%, 6/1/2034	400,000	413,392
Series D, 5.00%, 6/1/2032	505,000	555,056
Series D, 5.00%, 6/1/2035	1,000,000	1,083,968
Series D, 5.00%, 6/1/2036	305,000	324,715
Series D, 5.00%, 6/1/2038	1,000,000	1,071,348
Series D, 5.00%, 6/1/2041	500,000	526,868
Series E, 5.00%, 6/1/2024	900,000	928,272
Series E, 5.00%, 6/1/2025	170,000	179,532
Series E, 5.00%, 6/1/2032	145,000	156,474
Series E, 5.00%, 2/1/2034	660,000	759,106
District of Columbia, Income Tax Revenue 5.00%, 5/1/2027	650,000	714,291
District of Columbia, Revenue:
5.00%, 3/1/2033	555,000	625,229
5.00%, 5/1/2045	1,935,000	2,096,395
Series A, 2.63%, 3/1/2045	635,000	458,928
Series A, 4.00%, 3/1/2037	2,000,000	2,044,371
Series A, 5.00%, 3/1/2027	800,000	876,273
Series A, 5.00%, 3/1/2029	875,000	993,910
Series A, 5.00%, 3/1/2036	1,900,000	2,098,676
Series B, 5.00%, 10/1/2027	500,000	553,872
Series C, 4.00%, 5/1/2045	500,000	482,814
Series C, 5.00%, 10/1/2029	780,000	894,951
Series C, 5.00%, 5/1/2037	1,350,000	1,498,993
District of Columbia, Water & Sewer Authority Revenue:
Series A, VRN, 3.25%, 10/1/2037	180,000	165,475
Security Description	Principal Amount	Value
Series A, VRN, 5.00%, 10/1/2032	$ 300,000	$ 318,946
Series A, VRN, 5.00%, 10/1/2036	470,000	494,621
Series A, VRN, 5.00%, 10/1/2039	485,000	508,427
Series B, VRN, 5.00%, 10/1/2043	1,250,000	1,325,614
Series C, VRN, 1.75%, 10/1/2054 (b)	1,000,000	966,491
Series C, VRN, 5.00%, 10/1/2025	110,000	114,302
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	518,081
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/15/2045	1,175,000	1,253,151
Series A, 3.00%, 7/15/2040	500,000	429,552
Series A, 3.00%, 7/15/2043	1,550,000	1,260,979
Series A, 4.00%, 7/15/2043	1,400,000	1,341,034
Series A, 4.00%, 7/15/2046	1,725,000	1,617,143
Series A, 5.00%, 7/15/2025	1,500,000	1,584,449
Series A, 5.00%, 7/15/2033	800,000	929,692
Series A, 5.00%, 7/15/2037	500,000	551,656
Series A, 5.00%, 7/15/2038	500,000	546,532
Series A, 5.00%, 7/15/2041	4,535,000	4,934,609
Series A-1, 5.00%, 7/1/2024	170,000	175,563
Series A-1, 5.00%, 7/1/2026	250,000	269,010
Series A-1, 5.00%, 7/1/2027	565,000	619,137
Series B, 5.00%, 7/1/2024	280,000	289,162
Series B, 5.00%, 7/1/2028	535,000	582,602
Series B, 5.00%, 7/1/2029	150,000	163,309
Series B, 5.00%, 7/1/2030	350,000	379,262
Series B, 5.00%, 7/1/2033	1,250,000	1,347,569
Series B, 5.00%, 7/1/2037	500,000	529,400
		80,615,816
FLORIDA — 3.3%
Broward County FL Water & Sewer Utility Revenue Series A, Class A, 5.00%, 10/1/2040	625,000	677,490
Broward County, FL, School District, General Obligation:
5.00%, 7/1/2038	500,000	536,684
5.00%, 7/1/2042	970,000	1,027,654
Broward County, FL, School District, Revenue 5.00%, 1/1/2047	2,225,000	2,399,643
Broward County, FL, Tourist Development Tax Revenue 5.00%, 9/1/2025	2,500,000	2,614,721
Broward County, FL, Water & Sewer Utility Revenue Series A, 4.00%, 10/1/2043	750,000	713,714

See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Central Florida Expressway Authority Revenue:
4.00%, 7/1/2038 (c)	$ 730,000	$ 737,887
5.00%, 7/1/2026 (c)	3,650,000	3,926,284
City of Jacksonville FL Series A, 5.00%, 10/1/2034	500,000	555,492
City of Tallahassee FL Energy System Revenue 5.00%, 10/1/2030	500,000	524,383
City of Tampa FL Water & Wastewater System Revenue Series A, 4.00%, 10/1/2044	2,400,000	2,401,884
County of Broward FL Convention Center Hotel Revenue 5.00%, 1/1/2040	8,000,000	8,779,299
County of Broward FL Tourist Development Tax Revenue:
4.00%, 9/1/2035	1,000,000	1,034,707
4.00%, 9/1/2036	2,800,000	2,834,022
4.00%, 9/1/2037	3,160,000	3,134,829
4.00%, 9/1/2040	2,000,000	1,962,059
5.00%, 9/1/2028	1,500,000	1,640,717
5.00%, 9/1/2032	655,000	741,699
County of Hillsborough FL Revenue 3.00%, 8/1/2046	2,250,000	1,734,412
County of Miami-Dade FL Transit System Series A, Class A, 4.00%, 7/1/2044	1,500,000	1,444,940
County of Miami-Dade FL Water & Sewer System Revenue:
4.00%, 10/1/2038	810,000	792,370
4.00%, 10/1/2041	1,420,000	1,342,033
4.00%, 10/1/2044	2,280,000	2,118,899
5.00%, 10/1/2034	725,000	794,171
5.00%, 10/1/2035	650,000	708,020
5.00%, 10/1/2046	775,000	807,103
Series A, 4.00%, 10/1/2039	510,000	495,015
Series B, 5.00%, 10/1/2027	505,000	555,146
County of Miami-Dade FL, General Obligation 5.00%, 7/1/2045	600,000	631,575
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	2,780,843
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	228,527
Florida Department of Management Services:
Series A, 2.00%, 11/1/2038	725,000	521,996
Series A, 3.00%, 11/1/2035	1,000,000	913,056
Series A, 3.00%, 11/1/2037	950,000	816,738
Security Description	Principal Amount	Value
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	$ 1,045,000	$ 994,848
5.00%, 7/1/2032	525,000	585,169
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	170,000	175,746
Series B, 5.00%, 6/1/2023	195,000	196,788
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	338,387
Series A, 5.00%, 7/1/2024	740,000	764,214
Series A, 5.00%, 7/1/2025	430,000	453,289
Series A, 5.00%, 7/1/2026	245,000	264,904
Series A, 5.00%, 7/1/2027	515,000	568,013
Series B, 5.00%, 7/1/2023	485,000	489,903
Series B, 5.00%, 7/1/2025	320,000	337,331
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2026	130,000	133,869
Series A, 5.00%, 7/1/2023	270,000	272,677
Series A, 5.00%, 7/1/2025	105,000	110,765
Series A, 5.00%, 7/1/2026	350,000	368,956
Series A, 5.00%, 7/1/2027	545,000	597,704
Series A, 5.00%, 7/1/2028	275,000	306,870
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	197,213
Series A, 5.00%, 8/1/2025	170,000	180,006
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	169,693
Florida, State General Obligation:
5.00%, 7/1/2026	500,000	540,100
5.00%, 6/1/2027	890,000	980,012
5.00%, 6/1/2029	775,000	884,164
5.00%, 7/1/2029	500,000	551,904
Series A, 4.00%, 6/1/2037	225,000	227,819
Series A, 4.00%, 6/1/2038	475,000	479,151
Series A, 5.00%, 6/1/2023	505,000	509,631
Series A, 5.00%, 6/1/2027	500,000	527,676
Series A, 5.00%, 7/1/2027	125,000	135,112
Series B, 5.00%, 6/1/2024	500,000	515,426
Series B, 5.00%, 6/1/2027	100,000	103,127
Series B, 5.00%, 6/1/2028	895,000	987,771
Series B, 5.00%, 6/1/2030	135,000	148,255
Series C, 5.00%, 6/1/2027	500,000	539,351
Series C, 5.00%, 6/1/2031	1,000,000	1,137,907
Series E, 2.38%, 6/1/2031	295,000	271,868
Series E, 5.00%, 6/1/2024	225,000	232,605
Series F, 5.00%, 6/1/2024	110,000	113,718
Series F, 5.00%, 6/1/2027	135,000	145,625

See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 6/1/2029	$ 125,000	$ 134,838
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	347,236
Series B, 2.13%, 7/1/2046	1,085,000	665,539
Series B, 3.00%, 7/1/2043	725,000	566,749
Series B, 5.00%, 7/1/2024	225,000	232,196
Series C, 5.00%, 7/1/2030	300,000	321,157
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	320,577
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	111,593
Series A, 5.00%, 10/1/2024	125,000	129,672
Series A, 5.00%, 10/1/2032	270,000	294,094
Series A, 5.00%, 10/1/2034	250,000	269,771
Series A, 5.00%, 10/1/2035	500,000	536,759
Series A, 5.00%, 10/1/2036	500,000	534,869
Series A, 5.00%, 10/1/2037	500,000	532,450
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	300,367
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	279,111
Series A, 5.00%, 10/1/2030	270,000	289,316
Series B, 5.00%, 10/1/2025	245,000	259,530
Series B, 5.00%, 10/1/2028	500,000	536,872
Jacksonville, FL, Transit Revenue 5.00%, 10/1/2027	395,000	416,605
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	402,568
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2032	550,000	636,868
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	65,936
Series B, 5.00%, 10/1/2029	215,000	233,647
Series B, 5.00%, 10/1/2030	125,000	135,806
Series III B, 3.38%, 10/1/2034	150,000	144,312
Series III B, 5.00%, 10/1/2026	265,000	285,616
JEA, FL, Water & Sewer System Revenue:
Series A, 3.00%, 10/1/2037	500,000	445,843
Series A, 3.25%, 10/1/2035	100,000	96,558
Series A, 3.25%, 10/1/2036	250,000	238,359
Series A, 3.38%, 10/1/2041	615,000	551,316
Series A, 4.00%, 10/1/2039	425,000	417,513
Series A, 5.00%, 10/1/2028	185,000	203,249
Series A, 5.00%, 10/1/2029	295,000	323,730
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2034	$ 625,000	$ 701,962
Series A, 5.00%, 10/1/2035	585,000	652,528
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	600,000	622,423
Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2025	125,000	132,788
Lee County School Board/The 5.00%, 8/1/2025	1,160,000	1,221,166
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	465,009
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	697,731
5.00%, 7/1/2034	500,000	529,456
Series A, 5.00%, 7/1/2023	200,000	202,012
Series B, 4.00%, 7/1/2035	100,000	101,113
Series B, 5.00%, 7/1/2029	405,000	415,441
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	208,007
Series B, 5.00%, 4/1/2027	305,000	325,920
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	267,312
5.00%, 3/15/2030	250,000	271,369
5.00%, 3/15/2036	505,000	529,862
5.00%, 3/15/2041	115,000	120,200
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	150,856
3.00%, 7/1/2038	585,000	507,490
3.13%, 7/1/2029	130,000	130,431
4.00%, 7/1/2045	1,930,000	1,834,201
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.00%, 10/1/2044	500,000	464,671
Series B, 3.13%, 10/1/2039	500,000	431,314
Orange County, FL, School Board:
Series A, 5.00%, 8/1/2032	690,000	813,459
Series C, 5.00%, 8/1/2029	500,000	529,430
Series C, 5.00%, 8/1/2033	450,000	475,531
Series C, 5.00%, 8/1/2034	175,000	184,747
Series D, 5.00%, 8/1/2029	310,000	327,453
Series D, 5.00%, 8/1/2031	450,000	475,335
Series D, 5.00%, 8/1/2032	110,000	116,193
Orlando County, FL, Capital Improvement Special Revenue Series B, 5.00%, 10/1/2043	500,000	541,981
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2029	550,000	606,650

See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$ 65,000	$ 67,817
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	161,183
Series A, 5.00%, 8/1/2027	1,140,000	1,246,977
Series A, 5.00%, 8/1/2039	675,000	741,242
Series B, 5.00%, 8/1/2023	115,000	116,279
Series B, 5.00%, 8/1/2026	915,000	983,215
Series C, 5.00%, 8/1/2029	250,000	277,785
Series D, 5.00%, 8/1/2028	100,000	105,120
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	419,650
5.00%, 5/1/2038	450,000	476,911
Polk, FL, County School District Revenue:
5.00%, 10/1/2029	545,000	619,541
5.00%, 10/1/2031	500,000	563,565
5.00%, 10/1/2033	650,000	727,640
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	366,399
3.00%, 7/1/2041	510,000	421,272
3.25%, 7/1/2045	125,000	102,456
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	514,582
Series A, 4.00%, 6/1/2035	375,000	375,074
Series A, 5.00%, 6/1/2033	500,000	536,728
Series A, 5.00%, 6/1/2036	500,000	535,456
Series A, 5.00%, 6/1/2037	450,000	481,298
Sarasota County School Board:
Series A, 5.00%, 7/1/2028	1,225,000	1,364,980
Series A, 5.00%, 7/1/2030	1,200,000	1,377,595
Sarasota County, FL, Utility System Revenue 5.25%, 10/1/2047	4,000,000	4,456,542
School District of Broward County, General Obligation 5.00%, 7/1/2045	625,000	683,776
South Florida Water Management District:
5.00%, 10/1/2027	165,000	176,900
5.00%, 10/1/2031	175,000	186,723
5.00%, 10/1/2032	300,000	319,138
5.00%, 10/1/2035	105,000	110,467
5.00%, 10/1/2036	370,000	388,452
State of Florida Series B, 5.00%, 6/1/2029	5,215,000	5,949,568
State of Florida Department of Transportation Revenue 3.00%, 7/1/2031	1,005,000	997,612
State of Florida Department of Transportation Turnpike System Revenue:
3.00%, 7/1/2046	2,220,000	1,641,514
Series A, 3.00%, 7/1/2036	590,000	533,278
Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2036	$ 560,000	$ 568,681
Series A, 5.00%, 7/1/2025	5,000,000	5,283,176
State of Florida, General Obligation:
Series A, 5.00%, 6/1/2033	2,000,000	2,398,958
Series B, 5.00%, 6/1/2028	950,000	1,064,627
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	233,331
5.00%, 10/1/2032	195,000	204,300
5.00%, 10/1/2036	100,000	105,065
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	232,399
5.00%, 10/1/2036	600,000	618,904
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	132,576
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	114,581
5.00%, 10/1/2023	125,000	126,958
University of Florida Department of Housing & Residence Education 2.25%, 7/1/2046	865,000	542,956
		135,433,489
GEORGIA — 2.9%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	135,855
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	221,233
5.00%, 7/1/2036	660,000	722,438
5.00%, 7/1/2038	495,000	535,423
Series B, 3.50%, 11/1/2043	225,000	197,177
Series B, 5.00%, 11/1/2028	560,000	618,808
City of Atlanta GA:
Series A-1, 5.00%, 12/1/2031	3,370,000	3,969,634
Series A-1, 5.00%, 12/1/2032	3,000,000	3,569,280
City of Atlanta GA Department of Aviation Series A, Class A, 5.00%, 7/1/2047	5,000,000	5,398,159
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/1/2030	545,000	602,152
City of Columbus, GA, General Obligation 5.00%, 1/1/2029	1,965,000	2,224,408
County of DeKalb GA Water & Sewerage Revenue:
5.00%, 10/1/2026	14,465,000	15,713,681
5.00%, 10/1/2044	11,250,000	12,323,289

See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Forsyth County School District, General Obligation 5.00%, 2/1/2032	$ 570,000	$ 657,001
Georgia Ports Authority:
5.00%, 7/1/2029	475,000	540,567
5.00%, 7/1/2031	2,375,000	2,783,292
5.00%, 7/1/2032	475,000	562,095
5.25%, 7/1/2043	1,685,000	1,907,147
Georgia Ports Authority Revenue 4.00%, 7/1/2037	1,000,000	1,009,231
Georgia State Road & Tollway Authority Revenue:
Series A-BIDD, 4.00%, 7/15/2035	500,000	524,409
Series A-BIDD, 4.00%, 7/15/2044	510,000	497,939
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2026	525,000	568,018
Series A, 5.00%, 7/1/2028	900,000	1,012,119
Series A, 5.00%, 8/1/2028	1,195,000	1,345,934
Series A, 5.00%, 7/1/2031	165,000	185,242
Series A-1, 5.00%, 2/1/2026	215,000	230,607
Series A-2, 5.00%, 2/1/2025	250,000	256,323
Series A-2, 5.00%, 2/1/2031	505,000	552,739
Series C, 5.00%, 7/1/2030	510,000	562,788
Series E, 5.00%, 12/1/2025	360,000	384,710
Series F, 5.00%, 1/1/2024	545,000	556,704
Georgia, State Private Colleges & Universities Authority Revenue Series B, 4.00%, 10/1/2038	315,000	315,448
Gwinnett County School District, General Obligation 5.00%, 8/1/2026	3,065,000	3,320,672
Henry County School District, General Obligation 4.00%, 8/1/2024	1,465,000	1,494,331
Metropolitan Atlanta Rapid Transit Authority Revenue Series C, 3.25%, 7/1/2039	560,000	497,131
Private Colleges & Universities Authority:
Series A, 5.00%, 9/1/2029	13,500,000	15,494,331
Series A, 5.00%, 9/1/2032	4,000,000	4,783,300
Private Colleges & Universities Authority Revenue Series B, 5.00%, 9/1/2025	860,000	913,924
Private Colleges & Universities Authority, Revenue Series B, 4.00%, 9/1/2041	780,000	764,141
State of Georgia:
Series A, 5.00%, 8/1/2029	5,510,000	6,318,530
Series C, 5.00%, 7/1/2030	9,810,000	11,427,543
State of Georgia, General Obligation:
4.00%, 8/1/2034	1,315,000	1,390,777
Security Description	Principal Amount	Value
Series A, 3.00%, 7/1/2041	$ 800,000	$ 671,854
Series A, 4.00%, 7/1/2034	1,700,000	1,809,632
Series A, 4.00%, 7/1/2035	3,275,000	3,447,763
Series A, 4.00%, 7/1/2038	2,660,000	2,731,553
Series A, 5.00%, 7/1/2025	580,000	613,856
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	927,522
		117,290,710
HAWAII — 0.7%
City & County Honolulu HI Wastewater System Revenue:
5.00%, 7/1/2036	1,000,000	1,103,186
Series A, 4.00%, 7/1/2044	500,000	483,699
City & County of Honolulu, HI, General Obligation:
4.00%, 7/1/2041	500,000	491,545
5.00%, 3/1/2026	710,000	761,744
5.00%, 3/1/2027	500,000	546,844
5.00%, 9/1/2030	1,735,000	1,945,209
5.00%, 9/1/2030 (b)	1,200,000	1,209,336
5.00%, 8/1/2032	565,000	639,481
5.00%, 7/1/2033	750,000	858,964
Series B, 5.00%, 3/1/2025	550,000	577,029
Series E, 5.00%, 3/1/2029	3,055,000	3,457,162
Hawaii, State General Obligation:
5.00%, 10/1/2030	660,000	726,463
Series EO, 5.00%, 8/1/2026	185,000	191,741
Series EY, 5.00%, 10/1/2026	640,000	680,399
Series EY, 5.00%, 10/1/2027	675,000	717,423
Series FE, 5.00%, 10/1/2024	260,000	270,483
Series FG, 4.00%, 10/1/2032	300,000	310,007
Series FG, 5.00%, 10/1/2029	395,000	427,923
Series FH, 4.00%, 10/1/2031	285,000	295,398
Series FH, 5.00%, 10/1/2027	370,000	401,251
Series FK, 4.00%, 5/1/2023	110,000	110,400
Series FK, 5.00%, 5/1/2034	480,000	520,510
Series FN, 5.00%, 10/1/2025	335,000	355,963
Series FT, 4.00%, 1/1/2037	100,000	100,817
Series FT, 5.00%, 1/1/2023	700,000	700,000
Series FT, 5.00%, 1/1/2027	115,000	125,236
Series FT, 5.00%, 1/1/2036	250,000	271,952
Series FW, 5.00%, 1/1/2037	1,500,000	1,640,044
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	563,464
Series B, 5.00%, 1/1/2025	200,000	208,968
Series B, 5.00%, 1/1/2027	215,000	231,349
Series B, 5.00%, 1/1/2029	265,000	285,151
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	67,127
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	298,600

See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2035	$ 500,000	$ 544,029
Series A, 5.00%, 7/1/2036	255,000	270,889
Series B, 4.00%, 7/1/2032	560,000	577,740
Series B, 5.00%, 7/1/2024	170,000	175,538
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	574,874
Series A, 5.00%, 10/1/2028	150,000	159,509
Series A, 5.00%, 10/1/2032	185,000	195,771
Series A, 5.00%, 9/1/2034	1,750,000	1,936,708
Series B, 5.00%, 10/1/2029	530,000	562,732
Series B, 5.00%, 10/1/2030	210,000	222,855
Series C, 3.00%, 8/1/2040	1,000,000	833,006
Series C, 5.00%, 7/1/2035	915,000	1,031,532
Series D, 5.00%, 9/1/2023	320,000	324,454
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	561,790
		29,546,295
IDAHO — 0.2%
Ada & Boise Counties, Independent School District Boise, General Obligation 5.00%, 8/1/2029	80,000	86,872
Idaho Housing & Finance Association:
5.00%, 8/15/2047	3,500,000	3,755,493
Series A, 5.00%, 8/15/2042	2,000,000	2,215,334
Idaho Housing & Finance Association Sales Tax Revenue:
5.00%, 8/15/2037	500,000	566,376
5.00%, 8/15/2039	750,000	841,398
		7,465,473
ILLINOIS — 1.5%
Champaign County Community Unit School District No. 4 Champaign, General Obligation:
5.00%, 1/1/2027	730,000	779,240
5.00%, 1/1/2031	545,000	578,209
5.00%, 1/1/2034	500,000	544,328
Chicago Park District, General Obligation 4.00%, 1/1/2042	500,000	475,031
Chicago Transit Authority Sales Tax Receipts Fund, Rvenue Series A, 5.00%, 12/1/2046	1,000,000	1,020,875
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2031 (c)	250,000	270,153
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	649,881
Security Description	Principal Amount	Value
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	$ 535,000	$ 600,355
County of Cook IL Sales Tax Revenue Series A, 4.00%, 11/15/2040	1,745,000	1,627,063
Illinois Finance Authority Series A, 5.00%, 10/1/2028	3,000,000	3,356,968
Illinois State Toll Highway Authority 5.00%, 1/1/2031	2,000,000	2,261,441
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	275,000
4.00%, 1/1/2025	350,000	357,446
4.00%, 7/1/2025	385,000	395,422
4.00%, 12/1/2035	620,000	635,830
4.00%, 7/1/2038	2,250,000	2,277,085
4.00%, 7/1/2039	1,215,000	1,227,760
4.00%, 7/1/2040	1,150,000	1,156,601
5.00%, 7/1/2023	165,000	166,579
5.00%, 1/1/2024	455,000	464,098
5.00%, 7/1/2024	430,000	443,369
5.00%, 7/1/2025	150,000	158,421
5.00%, 1/1/2027	285,000	303,800
5.00%, 7/1/2027	1,065,000	1,164,678
5.00%, 1/1/2028	250,000	271,693
5.00%, 7/1/2028	125,000	132,654
5.00%, 7/1/2029	165,000	174,811
5.00%, 1/1/2030	350,000	370,399
5.00%, 7/1/2030	400,000	452,497
5.00%, 7/1/2031	2,000,000	2,253,310
5.00%, 7/1/2032	520,000	560,515
5.00%, 7/1/2033	1,120,000	1,225,275
5.00%, 7/1/2036	125,000	133,293
Series A, 5.00%, 10/1/2032	750,000	873,963
Series A, 5.00%, 10/1/2038	485,000	559,125
Illinois, State Finance Clean Water Trust, Revenue:
4.00%, 7/1/2033	1,000,000	1,047,110
4.00%, 7/1/2038	2,000,000	2,028,854
5.00%, 7/1/2030	555,000	639,568
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2042	2,250,000	2,154,358
5.00%, 1/1/2039	610,000	640,278
5.00%, 1/1/2043	435,000	460,570
Series A, Class A, 4.00%, 1/1/2046	615,000	575,073
Series A, 5.00%, 12/1/2032	60,000	63,314
Series A, 5.00%, 1/1/2035	480,000	515,263
Series A, 5.00%, 1/1/2042	500,000	518,507
Series A, 5.00%, 1/1/2045	2,055,000	2,165,721
Series B, 5.00%, 1/1/2030	935,000	1,063,912

See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2036	$ 215,000	$ 224,806
Series B, 5.00%, 1/1/2037	320,000	325,009
Series C, 5.00%, 1/1/2028	315,000	328,628
Series C, 5.00%, 1/1/2036	215,000	222,080
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	390,470
Series D, 5.00%, 1/1/2032	410,000	415,066
Series D, 5.00%, 1/1/2035	485,000	494,507
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	519,842
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	488,657
Series A, 5.00%, 12/1/2028	350,000	377,562
Series C, 5.00%, 12/1/2031	850,000	993,190
Sales Tax Securitization Corp.:
Series A, 5.00%, 1/1/2030	8,500,000	9,277,040
Series A, 5.00%, 1/1/2031	750,000	825,123
Series C, 5.00%, 1/1/2043	1,695,000	1,717,043
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2029	975,000	1,043,020
Series A, 5.00%, 1/1/2035	725,000	758,584
Series A, 5.00%, 1/1/2037	900,000	958,860
		59,429,183
INDIANA — 0.8%
City of Fishers, IN, Sewage Works Revenue 4.00%, 7/1/2045	1,400,000	1,298,225
Indiana Finance Authority 5.00%, 10/1/2034	12,685,000	14,560,972
Indiana, Finance Authority Revenue:
4.00%, 10/1/2039	500,000	490,599
4.00%, 8/1/2041	300,000	314,312
4.00%, 10/1/2046	500,000	466,080
5.00%, 2/1/2027	110,000	118,785
5.00%, 2/1/2033	925,000	1,022,861
5.00%, 2/1/2034	500,000	551,433
Series A, 5.00%, 6/1/2028	145,000	160,921
Series A, 5.00%, 6/1/2035	645,000	715,822
Series A, 5.00%, 2/1/2037	975,000	1,069,404
Series A, 5.00%, 2/1/2039	520,000	566,316
Series C, 5.00%, 12/1/2023	145,000	147,823
Series C, 5.00%, 12/1/2024	380,000	396,599
Series C, 5.00%, 12/1/2025	385,000	410,868
Series C, 5.00%, 6/1/2027	225,000	244,455
Series C, 5.00%, 6/1/2028	270,000	293,137
Series C, 5.00%, 2/1/2029	795,000	883,690
Security Description	Principal Amount	Value
Indiana, State Finance Authority Revenue:
5.00%, 10/1/2024	$ 2,300,000	$ 2,387,550
Series A, 5.00%, 6/1/2026	680,000	733,056
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	100,843
Series W-2, 5.00%, 8/1/2026	340,000	351,056
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,095,483
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	675,174
5.00%, 1/1/2036	610,000	660,920
Series A, 4.00%, 2/1/2038	500,000	495,015
Series A, 5.00%, 2/1/2023	605,000	605,886
Series A, 5.00%, 2/1/2030	500,000	563,300
Series A, 5.00%, 2/1/2044	2,010,000	2,109,944
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	569,054
		34,059,583
IOWA — 0.5%
Iowa Finance Authority:
Series A, 5.00%, 8/1/2027	3,600,000	3,960,568
Series A, 5.00%, 8/1/2044	1,915,000	2,069,248
Series A, 5.00%, 8/1/2047	5,000,000	5,454,972
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	101,209
5.00%, 8/1/2024	625,000	647,085
5.00%, 8/1/2037	350,000	374,738
5.00%, 8/1/2046	760,000	824,463
Series A, 5.00%, 8/1/2034	500,000	566,972
Series A, 5.00%, 8/1/2035	1,595,000	1,797,904
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	422,543
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	2,000,000	2,275,352
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	100,852
Series A, 5.00%, 6/1/2028	100,000	107,194
		18,703,100
KANSAS — 0.2%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	386,611
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	607,257

See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	$ 420,000	$ 429,745
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	202,718
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	850,000	901,720
5.00%, 9/1/2026	490,000	519,686
5.00%, 9/1/2027	390,000	413,524
5.00%, 9/1/2030	660,000	698,763
5.00%, 9/1/2034	270,000	283,587
Series A, 5.00%, 9/1/2026	1,700,000	1,839,959
Series A, 5.00%, 9/1/2029	290,000	300,362
Series A, 5.00%, 9/1/2037	275,000	294,391
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	107,163
Sedgwick County Unified School District No. 260 Derby, General Obligation:
4.00%, 9/1/2028	500,000	523,237
Series B, 5.00%, 10/1/2040	500,000	542,604
		8,051,327
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	103,109
Series A, 5.00%, 7/1/2025	160,000	168,192
Series B, 5.00%, 7/1/2024	125,000	128,886
Series B, 5.00%, 7/1/2025	230,000	241,776
Series B, 5.00%, 7/1/2026	120,000	128,628
Louisville and Jefferson County Metropolitan Sewer District Revenue Series A, 2.25%, 5/15/2043	700,000	468,175
Louisville/Jefferson County Metropolitan Gov't:
Series A, Class A, 5.00%, 4/1/2025	1,725,000	1,812,409
Series A, 5.00%, 4/1/2032	3,345,000	3,952,872
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	321,583
Series A, 3.25%, 4/1/2039	255,000	229,012
Series A, 5.00%, 10/1/2026	150,000	160,144
		7,714,786
Security Description	Principal Amount	Value
LOUISIANA — 0.5%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 1.30%, 2/1/2041 (b)	$ 755,000	$ 648,440
Series A, 4.00%, 2/1/2038	630,000	624,339
Series A, 4.00%, 2/1/2039	2,000,000	1,967,416
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	319,012
Jefferson Parish Consolidated Waterworks District No. 2 Revenue 4.00%, 2/1/2034	740,000	778,799
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	266,769
Series B, 5.00%, 5/1/2025	635,000	667,685
Series B, 5.00%, 5/1/2026	100,000	107,521
Series C, 5.00%, 5/1/2027	500,000	544,746
Series C, 5.00%, 5/1/2028	250,000	274,372
Series C, 5.00%, 5/1/2030	405,000	442,914
Series C, 5.00%, 5/1/2037	325,000	342,742
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2027	560,000	616,252
Series A, Class A, 5.00%, 3/1/2030	575,000	662,772
Series A, 5.00%, 9/1/2030	1,365,000	1,529,620
Series A, 5.00%, 3/1/2033	750,000	846,156
Series A, 5.00%, 3/1/2034	750,000	842,860
Series A, 5.00%, 3/1/2035	740,000	818,407
Series A, 5.00%, 3/1/2036	680,000	747,471
Series A, 5.00%, 3/1/2037	500,000	551,386
Series B, 4.00%, 10/1/2034	285,000	293,352
Series B, 4.00%, 10/1/2035	230,000	235,721
Series B, 4.00%, 10/1/2036	250,000	253,962
Series B, 5.00%, 10/1/2026	875,000	945,658
Series B, 5.00%, 8/1/2027	280,000	301,864
Series C, 5.00%, 8/1/2023	210,000	212,540
Series D, 5.00%, 9/1/2029	390,000	420,976
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	72,209
State of Louisiana, General Obligation:
5.00%, 3/1/2037	1,225,000	1,371,777
Series A, 5.00%, 4/1/2030	500,000	545,039
Series A, 5.00%, 3/1/2039	500,000	545,581
		18,798,358
MAINE — 0.1%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2027	700,000	769,875
Series D, 5.00%, 6/1/2026	110,000	118,620
Series D, 5.00%, 6/1/2028	1,435,000	1,606,609

See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Maine, State Governmental Facilities Authority Revenue 4.00%, 10/1/2033	$ 1,100,000	$ 1,154,321
Maine, State Turnpike Authority Revenue:
Series A, 4.00%, 11/1/2039	425,000	416,505
Series C, 5.00%, 11/1/2027	130,000	135,095
Series C, 5.00%, 11/1/2037	155,000	167,438
		4,368,463
MARYLAND — 3.8%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,561,529
4.00%, 3/1/2034	565,000	593,931
5.00%, 3/1/2025	1,050,000	1,102,279
5.00%, 3/1/2026	775,000	832,213
5.00%, 3/1/2031	850,000	983,277
Baltimore, MD, Revenue:
5.00%, 3/1/2028	700,000	776,549
Series A, 4.00%, 7/1/2044	3,230,000	3,091,732
Series A, 4.00%, 7/1/2045	2,795,000	2,671,267
Series B, 4.00%, 7/1/2035	330,000	335,074
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,320,546
Series B, 5.00%, 10/15/2024	250,000	259,665
Series B, 5.00%, 10/15/2027	500,000	553,569
County of Anne Arundel MD, General Obligation:
5.00%, 10/1/2029	995,000	1,143,626
5.00%, 10/1/2038	530,000	588,126
5.00%, 10/1/2042	545,000	595,026
County of Baltimore MD:
5.00%, 3/1/2031	1,800,000	2,074,779
5.00%, 3/1/2032	2,260,000	2,634,261
Series 81, 4.00%, 3/1/2033	7,115,000	7,546,636
County of Baltimore MD, General Obligation:
4.00%, 3/1/2038	1,250,000	1,271,059
5.00%, 3/1/2029	900,000	1,023,955
County of Frederick MD, General Obligation Series A, 4.00%, 10/1/2032	1,750,000	1,919,237
County of Montgomery MD Series A, 3.00%, 8/1/2033	1,150,000	1,104,614
County of Montgomery, MD, General Obligation:
5.00%, 11/1/2025	540,000	575,636
Series A, 5.00%, 11/1/2032	575,000	647,446
Series D, 4.00%, 11/1/2029	525,000	557,805
Harford County, MD, General Obligation:
Series B, 5.00%, 7/1/2026	500,000	540,621
Series B, 5.00%, 7/1/2028	500,000	562,016
Security Description	Principal Amount	Value
Howard County, MD, General Obligation:
Series D, 5.00%, 2/15/2026	$ 520,000	$ 557,876
Series D, 5.00%, 2/15/2029	1,970,000	2,198,288
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2027	1,020,000	1,106,084
5.00%, 5/1/2034	2,000,000	2,164,728
5.00%, 5/1/2038	200,000	212,661
Maryland, State Department of Transportation Revenue:
3.25%, 7/1/2036	150,000	139,225
4.00%, 9/1/2025	445,000	460,608
4.00%, 12/15/2025	290,000	293,790
4.00%, 11/1/2027	850,000	870,111
4.00%, 7/1/2045	2,525,000	2,413,220
5.00%, 12/15/2023	175,000	178,570
5.00%, 2/1/2024	345,000	345,508
5.00%, 11/1/2026	105,000	109,545
5.00%, 5/1/2027	1,435,000	1,512,887
5.00%, 10/1/2028	525,000	569,529
5.00%, 10/1/2033	520,000	601,174
Series A, 5.00%, 7/1/2030	2,450,000	2,837,695
Series A, 5.00%, 7/1/2046	2,475,000	2,670,233
Maryland, State General Obligation:
4.00%, 6/1/2030	100,000	101,885
5.00%, 6/1/2024	605,000	623,920
5.00%, 8/1/2026	7,500,000	8,122,951
5.00%, 8/1/2028	1,460,000	1,643,596
5.00%, 8/1/2031	825,000	927,017
5.00%, 8/1/2032	560,000	649,722
5.00%, 3/15/2033	1,995,000	2,294,893
5.00%, 6/1/2033	9,460,000	11,257,380
Series A, 5.00%, 8/1/2023	260,000	263,144
Series A, 5.00%, 3/1/2025	210,000	210,659
Series A, 5.00%, 3/15/2025	1,020,000	1,071,738
Series A, 5.00%, 8/1/2025	360,000	381,559
Series A, 5.00%, 3/1/2026	225,000	225,706
Series A, 5.00%, 3/15/2026	1,060,000	1,139,166
Series A, 5.00%, 8/1/2026	510,000	552,361
Series A, 5.00%, 3/15/2027	1,130,000	1,239,146
Series A, 5.00%, 6/1/2027	2,650,000	2,918,012
Series A, 5.00%, 3/15/2028	2,330,000	2,587,350
Series A, 5.00%, 8/1/2028	3,245,000	3,653,060
Series A, 5.00%, 3/15/2029	1,350,000	1,536,985
Series A, 5.00%, 8/1/2029	2,000,000	2,292,175
Series A, 5.00%, 3/15/2030	500,000	558,611
Series A, 5.00%, 8/1/2030	515,000	600,361
Series A, 5.00%, 3/15/2031	1,060,000	1,183,567
Series A, 5.00%, 8/1/2031	2,050,000	2,345,233
Series A, 5.00%, 6/1/2034	9,425,000	11,121,245
Series A GROUP 2, 4.00%, 3/15/2035	1,260,000	1,315,989
Series B, 4.00%, 8/1/2025	180,000	186,369
Series B, 5.00%, 8/1/2027	3,965,000	4,380,123

See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.00%, 8/1/2026	$ 3,500,000	$ 3,529,127
Series C, 4.00%, 3/1/2028	3,000,000	3,200,977
Series C, 5.00%, 8/1/2024	1,350,000	1,397,705
Series GRO, 5.00%, 3/15/2029	675,000	768,492
Montgomery, MD, State General Obligation:
Series A, 3.00%, 8/1/2032	900,000	871,506
Series A, 3.00%, 11/1/2034	500,000	471,315
Series B, 4.00%, 12/1/2025	355,000	359,503
Series B, 5.00%, 6/1/2023	500,000	504,360
Series C, 4.00%, 10/1/2030	410,000	435,100
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2025	525,000	555,879
Prince George's County, MD, General Obligation:
Series A, 4.00%, 7/15/2032	660,000	702,420
Series A, 5.00%, 7/1/2023	500,000	505,153
Series A, 5.00%, 7/15/2025	675,000	714,702
Series B, 5.00%, 9/15/2029	525,000	602,959
State of Maryland Department of Transportation:
5.00%, 10/1/2027	3,625,000	3,935,712
Series A, 2.00%, 10/1/2034	5,465,000	4,445,551
Washington Suburban Sanitary Commission 5.00%, 6/1/2028	3,050,000	3,357,772
Washington, MD, Suburban Sanitary Commission, Revenue:
2.00%, 12/1/2044	2,380,000	1,476,423
2.65%, 6/1/2026	500,000	497,046
3.00%, 6/1/2027	800,000	804,636
3.00%, 6/15/2034	285,000	273,884
4.00%, 6/1/2036	2,295,000	2,348,844
5.00%, 6/15/2024	200,000	206,475
5.00%, 6/1/2030	745,000	866,063
		154,323,733
MASSACHUSETTS — 3.6%
Boston, MA, General Obligation Series A, 5.00%, 3/1/2023	810,000	812,606
Commonwealth of Massachusetts:
Series C, 5.25%, 10/1/2047	14,000,000	15,549,785
Series D, 5.00%, 11/1/2028	20,000,000	22,560,676
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	774,965
Series A, 5.00%, 6/15/2026	525,000	554,643
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	606,765
Security Description	Principal Amount	Value
5.00%, 6/1/2041	$ 1,620,000	$ 1,732,013
5.00%, 6/1/2043	530,000	580,264
Series A, 5.00%, 6/1/2027	160,000	165,276
Series A, 5.00%, 6/1/2034	865,000	890,963
Series A, 5.00%, 6/1/2042	1,040,000	1,143,932
Series A, 5.00%, 6/1/2043	105,000	111,178
Series A, 5.25%, 6/1/2043	3,000,000	3,241,506
Commonwealth of Massachusetts, General Obligation:
2.00%, 9/1/2042	1,600,000	1,053,215
2.38%, 9/1/2043	2,255,000	1,565,170
2.38%, 9/1/2044	1,650,000	1,116,000
2.38%, 9/1/2046	1,400,000	901,592
5.00%, 7/1/2026	600,000	648,746
5.00%, 5/1/2028	530,000	592,472
5.00%, 7/1/2030	500,000	580,226
5.00%, 1/1/2039	755,000	815,901
5.00%, 5/1/2042	530,000	567,251
5.00%, 5/1/2044	980,000	1,042,832
Series A, 5.00%, 1/1/2024	2,175,000	2,221,707
Series A, 5.00%, 7/1/2024	670,000	692,322
Series A, 5.00%, 7/1/2025	585,000	618,857
Series D, 5.00%, 2/1/2033	635,000	690,178
Series E, 5.00%, 9/1/2037	525,000	570,097
Series E, 5.25%, 9/1/2043	690,000	744,190
Massachusetts Development Finance Agency Series B, 5.00%, 11/15/2032	9,000,000	10,822,928
Massachusetts School Building Authority, Revenue:
Series A, 5.00%, 8/15/2033	500,000	571,609
Series A, 5.00%, 2/15/2044	890,000	947,375
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series C, 5.00%, 1/1/2034	760,000	847,612
Massachusetts, Bay Transportation Authority, Revenue Series A, 2.00%, 7/1/2028	140,000	131,509
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	1,305,000	1,345,665
5.00%, 7/1/2029	850,000	967,331
Series A-1, 4.00%, 7/1/2039	550,000	543,708
Series A-2, 5.00%, 7/1/2041	640,000	675,992
Series B, 5.00%, 7/1/2026	250,000	264,221
Series B, 5.00%, 7/1/2030	145,000	153,248
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	267,749
Series 20, 5.00%, 2/1/2030	905,000	949,062
Series 20, 5.00%, 2/1/2042	50,000	51,628
Series 23B, 5.00%, 2/1/2026	805,000	863,189

See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, State Clean Water Trust, Revenue 5.00%, 8/1/2026	$ 500,000	$ 541,708
Massachusetts, State College Building Authority Revenue:
Series A, 5.00%, 5/1/2031	750,000	870,381
Series A, 5.00%, 5/1/2032	600,000	705,950
Series A, 5.00%, 5/1/2037	250,000	263,219
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	142,258
5.00%, 10/1/2033 (b)	500,000	507,240
Series A, 5.00%, 7/15/2027	100,000	108,104
Series A, 5.00%, 10/15/2027	2,000,000	2,218,077
Series A, 5.00%, 7/15/2028	115,000	124,194
Series A, 5.00%, 7/15/2030	140,000	150,953
Massachusetts, State General Obligation:
5.00%, 7/1/2027	600,000	660,425
5.00%, 7/1/2029	675,000	770,334
5.00%, 7/1/2040	520,000	568,659
5.00%, 7/1/2045	2,835,000	3,043,648
Series A, 3.00%, 3/1/2035	3,645,000	3,370,938
Series A, 5.00%, 1/1/2037	100,000	107,663
Series A, 5.00%, 3/1/2037	110,000	111,850
Series A, 5.00%, 1/1/2042	135,000	142,674
Series A, 5.00%, 4/1/2042	250,000	262,227
Series A, 5.00%, 1/1/2045	1,150,000	1,207,974
Series A, 5.25%, 1/1/2044	800,000	864,422
Series B, 2.50%, 3/1/2043	500,000	359,462
Series B, 5.00%, 7/1/2023	800,000	808,244
Series B, 5.00%, 7/1/2024	900,000	929,984
Series B, 5.00%, 7/1/2025	1,500,000	1,586,814
Series B, 5.00%, 7/1/2027	115,000	126,581
Series B, 5.00%, 7/1/2028	830,000	930,687
Series B, 5.00%, 7/1/2030	250,000	290,113
Series C, 5.00%, 10/1/2027	350,000	387,051
Series D, 3.00%, 11/1/2038	750,000	649,611
Series D, 3.00%, 11/1/2041	2,200,000	1,814,259
Series D, 3.00%, 11/1/2042	1,975,000	1,598,206
Series D, 4.00%, 11/1/2035	1,290,000	1,341,846
Series D, 4.00%, 11/1/2036	900,000	924,924
Series D, 4.00%, 11/1/2037	2,000,000	2,030,651
Series D, 4.00%, 11/1/2041	650,000	637,181
Series D, 5.00%, 7/1/2023	605,000	611,235
Series D, 5.00%, 7/1/2027	250,000	275,177
Series E, 3.00%, 4/1/2044	180,000	143,071
Series E, 5.00%, 9/1/2027	965,000	1,065,496
Series E, 5.00%, 11/1/2045	9,465,000	10,187,721
Series F, 5.00%, 11/1/2040	510,000	541,211
Series G, 5.00%, 9/1/2029	500,000	572,218
Series J, 4.00%, 12/1/2039	225,000	222,375
Series J, 5.00%, 12/1/2036	110,000	117,106
Security Description	Principal Amount	Value
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	$ 2,500,000	$ 2,385,404
Series A, 5.00%, 2/15/2033	110,000	112,492
Series B, 4.00%, 2/15/2040	400,000	392,897
Series B, 5.00%, 11/15/2029	125,000	135,847
Series C, 5.00%, 8/15/2025	135,000	143,036
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2043	510,000	557,028
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	156,717
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,219,130
Series C, 5.00%, 1/1/2024	1,795,000	1,832,838
University of Massachusetts Building Authority Revenue:
Series 1, 5.00%, 11/1/2032	1,000,000	1,136,389
Series 1, 5.00%, 11/1/2033	2,000,000	2,263,369
Series 1, 5.00%, 11/1/2039	40,000	41,633
Series 1, 5.00%, 11/1/2044	105,000	109,287
Series 1, 5.25%, 11/1/2042	825,000	886,237
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,574,650
Series 2021-1-SENIOR, 5.00%, 11/1/2026	2,780,000	3,019,743
Series 2021-1-SENIOR, 5.00%, 11/1/2029	710,000	811,494
		146,220,467
MICHIGAN — 0.7%
Bloomfield Hills School District, General Obligation 4.00%, 5/1/2045	500,000	480,718
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2030	550,000	620,842
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	566,668
Lansing Board of Water & Light Revenue Series A, 5.00%, 7/1/2044	2,350,000	2,469,830
Macomb, MI, Interceptor Drain Drainage District, Special Assessment Series A, 5.00%, 5/1/2032	335,000	364,077
Michigan State Building Authority 5.00%, 10/15/2047	3,000,000	3,259,890
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	1,000,000	1,072,294
5.00%, 4/15/2030	155,000	163,952

See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/2031	$ 545,000	$ 577,343
Series B, 5.00%, 2/15/2038	1,775,000	1,924,504
Series I, 5.00%, 10/15/2028	100,000	107,817
Series I, 5.00%, 10/15/2030	390,000	420,005
Series I, 5.00%, 10/15/2032	255,000	272,249
Series I, 5.00%, 10/15/2033	330,000	349,537
Series I, 5.00%, 4/15/2038	295,000	305,985
Series I, 5.00%, 4/15/2041	130,000	135,013
Michigan, State Building Authority, General Obligation 5.00%, 5/15/2035	1,940,000	2,204,315
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	313,990
5.00%, 11/1/2036	250,000	272,755
Series B, 5.00%, 10/1/2025	230,000	244,393
Series B, 5.00%, 10/1/2028	250,000	271,023
Series I, 4.00%, 10/15/2035	225,000	228,513
Series I, 5.00%, 4/15/2024	510,000	523,472
Series I, 5.00%, 4/15/2028	175,000	185,206
Michigan, State General Obligation 3.00%, 5/1/2030	250,000	250,192
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	155,140
State of Michigan Trunk Line Revenue:
4.00%, 11/15/2044	500,000	474,959
5.00%, 11/15/2025	1,640,000	1,751,222
Series B, 4.00%, 11/15/2045	5,000,000	4,727,027
State of Michigan, General Obligation:
3.00%, 5/15/2036	1,140,000	1,024,639
4.00%, 5/15/2040	835,000	841,034
University of Michigan, Revenue:
5.00%, 4/1/2040	465,000	499,587
Series A, 4.00%, 4/1/2045	700,000	673,062
Series A, 5.00%, 4/1/2025	225,000	236,502
Series A, 5.00%, 4/1/2026	575,000	617,954
Series A, 5.00%, 4/1/2034	450,000	489,881
Series A, 5.00%, 4/1/2042	545,000	598,162
		29,673,752
MINNESOTA — 1.0%
Anoka-Hennepin Independent School District No. 11, General Obligation 3.00%, 2/1/2045	780,000	631,248
Elk River, Independent School District No. 728, General Obligation Series A, 2.00%, 2/1/2034	845,000	706,068
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	535,711
5.00%, 12/15/2029	225,000	229,591
Security Description	Principal Amount	Value
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series C, 5.00%, 3/1/2025	$ 125,000	$ 131,224
Minnesota, State Revenue Series A, 5.00%, 6/1/2027	105,000	105,770
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2024	750,000	776,267
Series A, 5.00%, 8/1/2028	150,000	158,791
Series A, 5.00%, 10/1/2028	205,000	227,338
Series A, 5.00%, 8/1/2037	2,000,000	2,214,216
Series A, 5.00%, 8/1/2038	500,000	551,132
Series B, 4.00%, 8/1/2026	520,000	542,997
Series D, 5.00%, 10/1/2026	325,000	353,662
Series E, 5.00%, 10/1/2027	100,000	110,822
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	135,557
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	335,713
State of Minnesota, General Obligation:
4.00%, 9/1/2037	1,400,000	1,468,782
4.00%, 9/1/2038	1,540,000	1,604,161
Series A, 5.00%, 8/1/2025	3,590,000	3,808,680
Series A, 5.00%, 8/1/2027	640,000	707,006
Series B, 5.00%, 8/1/2024	10,690,000	11,064,396
Series B, 5.00%, 8/1/2026	2,325,000	2,521,430
Series D, 5.00%, 8/1/2025	5,265,000	5,585,711
Series D, 5.00%, 10/1/2028	540,000	598,841
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	519,108
Series A, 5.00%, 4/1/2041	350,000	365,920
Series A, 5.00%, 9/1/2041	200,000	213,478
Virginia, Independent School District No. 706, General Obligation Series A, 5.00%, 2/1/2031	1,935,000	2,144,450
White Bear Lake Independent School District No. 624:
Series A, Class A, 3.00%, 2/1/2031	1,000,000	984,961
Series A, Class A, 4.00%, 2/1/2029	2,080,000	2,199,653
		41,532,684
MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue 5.00%, 8/1/2027	415,000	449,490

See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mississippi, State General Obligation:
4.00%, 6/1/2034	$ 1,075,000	$ 1,128,438
4.00%, 10/1/2041	965,000	954,700
Series A, 5.00%, 10/1/2027	330,000	350,740
Series A, 5.00%, 10/1/2032	415,000	459,127
Series A, 5.00%, 10/1/2034	135,000	149,355
Series B, 3.00%, 10/1/2035	795,000	722,250
Series B, 5.00%, 12/1/2026	110,000	119,725
Series B, 5.00%, 12/1/2028	250,000	271,519
Series B, 5.00%, 12/1/2031	150,000	163,319
Series B, Class B, 5.00%, 10/1/2033	510,000	576,895
Series B, 5.00%, 12/1/2034	100,000	108,880
Series B, 5.00%, 12/1/2036	100,000	108,879
Series C, 5.00%, 10/1/2027	195,000	207,256
State of Mississippi Series A, 4.00%, 6/1/2036	1,000,000	1,024,521
		6,795,094
MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 4.00%, 10/1/2034	1,380,000	1,426,434
County of State Louis MO Series A, 5.25%, 12/1/2038	1,505,000	1,671,360
County of State Louis MO Revenue Series A, 3.00%, 12/1/2031	500,000	484,387
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	577,445
Series A, 5.00%, 2/1/2028	225,000	249,691
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 5.00%, 1/1/2029	120,000	125,357
Series A, 5.00%, 1/1/2032	100,000	110,532
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	334,571
Series A, 5.00%, 5/1/2037	350,000	375,515
Missouri Highway & Transportation Commission Series A, 5.00%, 5/1/2032	5,000,000	5,950,623
Missouri, State Board of Public Buildings Revenue:
Series A, 4.00%, 4/1/2024	150,000	152,181
Series B, 4.00%, 10/1/2028	595,000	632,118
Missouri, State Highways & Transit Commission, State Road Revenue,:
5.00%, 11/1/2024	2,250,000	2,345,951
Series B, 5.00%, 11/1/2024	500,000	521,323
Security Description	Principal Amount	Value
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	$ 405,000	$ 416,475
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	25,833
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	202,258
		15,602,054
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,173,354
5.00%, 9/1/2032	310,000	336,275
5.00%, 9/1/2034	310,000	335,713
Omaha Public Power District:
Series A, 4.00%, 2/1/2042	3,450,000	3,379,861
Series A, 5.00%, 2/1/2029	1,300,000	1,467,513
Series B, 5.00%, 2/1/2032	750,000	883,907
Omaha School District, General Obligation 2.00%, 12/15/2042	2,045,000	1,330,848
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	158,558
Series A, 5.00%, 2/1/2028	465,000	497,047
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	617,854
5.00%, 7/15/2028	500,000	561,048
5.00%, 7/15/2030	1,000,000	1,114,328
5.00%, 7/15/2031	725,000	851,249
Series A, 4.00%, 7/15/2030	500,000	521,529
		14,229,084
NEVADA — 0.9%
City of Henderson NV, General Obligation 4.00%, 6/1/2045	800,000	775,143
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	749,746
3.00%, 7/1/2039	500,000	430,357
4.00%, 7/1/2031	650,000	679,933
5.00%, 6/1/2025	430,000	452,977
5.00%, 6/1/2026	150,000	161,399
5.00%, 6/1/2027	110,000	120,644
5.00%, 11/1/2028	145,000	152,566
5.00%, 6/1/2031	850,000	959,205
Series A, 5.00%, 11/1/2024	180,000	187,447
Series A, 5.00%, 11/1/2026	420,000	451,726
Series A, 5.00%, 6/1/2027	140,000	153,241
Series A, 5.00%, 11/1/2029	575,000	616,915

See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2036	$ 810,000	$ 876,868
Series A, 5.00%, 6/1/2037	2,485,000	2,677,120
Series A, 5.00%, 6/1/2038	545,000	585,529
Series B, 5.00%, 11/1/2023	110,000	111,922
Series B, 5.00%, 11/1/2024	170,000	177,033
Series B, 5.00%, 11/1/2025	100,000	106,318
Series B, 5.00%, 11/1/2026	180,000	195,249
Series B, 5.00%, 11/1/2028	120,000	130,030
Series B, 5.00%, 12/1/2030	525,000	588,122
Series B, 5.00%, 12/1/2033	1,020,000	1,135,159
Series B, 5.00%, 12/1/2035	950,000	1,039,806
Series C, 4.00%, 7/1/2033	1,500,000	1,566,804
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	108,311
5.00%, 7/1/2030	1,250,000	1,432,267
5.00%, 7/1/2036	125,000	133,915
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	102,993
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	131,270
5.00%, 7/1/2025	250,000	264,159
5.00%, 7/1/2027	200,000	215,832
County of Clark Department of Aviation:
Series B, 5.00%, 7/1/2041	2,295,000	2,447,811
Series B, 5.00%, 7/1/2042	2,785,000	2,965,626
County of Washoe NV Revenue 5.00%, 2/1/2042	2,200,000	2,352,927
Las Vegas Valley Water District:
Series A, 4.00%, 6/1/2041	1,550,000	1,543,621
Series A, 4.00%, 6/1/2042	2,230,000	2,211,828
Series C, 5.00%, 6/1/2029	1,625,000	1,846,700
Las Vegas Valley, NV, Water District, General Obligation:
4.00%, 6/1/2046	1,550,000	1,486,228
5.00%, 6/1/2026	605,000	651,589
Series A, 5.00%, 6/1/2027	175,000	188,298
Series A, 5.00%, 6/1/2029	850,000	965,966
Series A, 5.00%, 6/1/2031	125,000	133,950
Series A, 5.00%, 6/1/2032	100,000	106,858
Series A, 5.00%, 6/1/2037	200,000	210,259
Series B, 5.00%, 12/1/2025	150,000	158,303
Series C, 3.00%, 6/1/2033	850,000	817,555
Series C, 4.00%, 6/1/2036	500,000	513,043
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	303,631
Series C, 4.00%, 9/1/2037	140,000	140,949
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	712,914
5.00%, 12/1/2026	310,000	333,348
5.00%, 12/1/2028	560,000	600,853
Security Description	Principal Amount	Value
5.00%, 12/1/2030	$ 185,000	$ 201,774
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2031	105,000	112,117
5.00%, 7/1/2034	145,000	153,986
		38,630,140
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	644,369
NEW JERSEY — 0.8%
Cherry Hill Township School District:
3.00%, 8/1/2026	5,000,000	5,024,646
4.00%, 8/1/2037	10,000,000	10,096,955
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,374,790
Hudson County, NJ, Improvement Authority Revenue:
3.00%, 10/1/2039	1,980,000	1,646,987
4.00%, 10/1/2040	1,540,000	1,514,556
Monmouth County Improvement Authority Revenue Series B, 5.00%, 12/1/2025	550,000	588,071
New Brunswick, NJ, Parking Authority Revenue Series A, 5.00%, 9/1/2032	120,000	128,276
New Jersey Educational Facilities Authority Revenue 5.00%, 3/1/2027	3,000,000	3,297,219
New Jersey, State Educational Facilities Authority Revenue:
Series C, 2.00%, 3/1/2039	500,000	352,580
Series C, 2.00%, 3/1/2041	1,635,000	1,086,271
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	231,635
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	729,605
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,298,359
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,373,396
3.00%, 7/15/2035	1,000,000	890,799
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,417,248
		31,051,393

See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 0.5%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	$ 210,000	$ 216,927
Series 2017, 5.00%, 8/1/2025	230,000	243,184
Series 2017, 5.00%, 8/1/2027	645,000	695,824
Albuquerque, NM, Revenue Series B, 5.00%, 7/1/2039	1,000,000	1,116,310
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	115,000	118,740
New Mexico, State General Obligation 5.00%, 3/1/2024	255,000	261,307
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	120,000	126,766
Series B, 4.00%, 7/1/2023	100,000	100,522
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	368,672
Series A, 5.00%, 7/1/2025	645,000	681,370
Series A, 5.00%, 7/1/2030	600,000	694,063
Series B, 4.00%, 7/1/2024	200,000	203,612
Series B, 5.00%, 7/1/2026	100,000	107,916
State of New Mexico Severance Tax Permanent Fund Series A, 5.00%, 7/1/2031	1,910,000	2,238,353
State of New Mexico Severance Tax Permanent Fund, Revenue:
5.00%, 7/1/2032	7,500,000	8,895,814
Series A, 5.00%, 7/1/2031	1,000,000	1,171,912
State of New Mexico, General Obligation 5.00%, 3/1/2026	1,045,000	1,120,501
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	426,989
		18,788,782
NEW YORK — 20.7%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	550,610
Series B, 5.00%, 11/1/2040	500,000	547,842
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	945,399
City of New York NY:
Series A-1, Class A, 4.00%, 8/1/2042	710,000	679,922
Series A-1, 5.00%, 8/1/2031	10,000,000	11,490,298
Series B-1, 5.00%, 8/1/2029	7,500,000	8,508,269
Series B-1, 5.00%, 8/1/2031	2,500,000	2,916,154
Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2031	$ 1,500,000	$ 1,753,117
Series B-1, 5.00%, 8/1/2032	1,825,000	2,153,217
Series B-1, 5.25%, 10/1/2043	1,500,000	1,662,986
City of New York NY, General Obligation:
4.00%, 3/1/2047	1,000,000	933,967
5.00%, 3/1/2027	600,000	653,494
5.00%, 8/1/2028	660,000	723,282
5.00%, 8/1/2033	500,000	576,398
5.00%, 12/1/2036	550,000	595,305
5.25%, 10/1/2030	560,000	618,720
Series 1, 5.00%, 8/1/2027	595,000	652,980
Series 1-REMK 3/24/21, 5.00%, 4/1/2034	815,000	927,462
Series A-1, 4.00%, 8/1/2034	800,000	824,102
Series A-1, 4.00%, 8/1/2038	3,000,000	2,958,957
Series A-1, 5.00%, 8/1/2030	2,000,000	2,303,265
Series A-1, 5.00%, 8/1/2032	635,000	726,428
Series B-1, 3.00%, 10/1/2041	850,000	694,621
Series B-1, 3.00%, 10/1/2044	515,000	408,627
Series B-1, 4.00%, 10/1/2039	950,000	928,772
Series B-1, 5.00%, 8/1/2025	1,000,000	1,058,092
Series B-1, 5.00%, 11/1/2032	1,600,000	1,835,971
Series C, 5.00%, 8/1/2043	520,000	550,612
Series F-1, 4.00%, 3/1/2038	785,000	774,479
Series F-1, 4.00%, 3/1/2040	950,000	921,835
Series L-6, 5.00%, 4/1/2028	800,000	887,959
Series L-6, 5.00%, 4/1/2031	555,000	625,496
County of Westchester NY Series A, 2.00%, 10/15/2034	6,410,000	5,327,632
County of Westchester, NY, General Obligation 5.00%, 10/15/2027	2,225,000	2,477,150
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	234,023
Hudson Yards Infrastructure Corp. Revenue Series A, 5.00%, 2/15/2042	800,000	843,353
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2036	590,000	654,812
Series A, 5.00%, 11/15/2044	695,000	748,241
Series A, 5.25%, 11/15/2035	250,000	269,482
Series B-1, 5.00%, 11/15/2029	780,000	853,106
Series B-1, 5.00%, 11/15/2036	350,000	369,544
Series B-2, 4.00%, 11/15/2033	330,000	336,229
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	955,000	920,113
5.00%, 5/1/2030	595,000	661,630

See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2031	$ 2,880,000	$ 3,186,336
5.00%, 5/1/2032	525,000	581,707
5.00%, 5/1/2034	525,000	579,297
Series A, 5.00%, 7/1/2027	500,000	547,023
Series A, 5.00%, 7/1/2030	205,000	223,399
Series C, 5.00%, 7/1/2028	200,000	218,148
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	496,035
4.00%, 9/1/2038	500,000	489,767
5.00%, 7/15/2030	500,000	558,796
5.00%, 7/15/2032	1,625,000	1,807,020
5.00%, 7/15/2033	1,915,000	2,123,653
5.00%, 9/1/2034	535,000	598,823
5.00%, 7/15/2035	360,000	394,946
5.00%, 9/1/2035	1,750,000	1,931,795
Series 198, 5.00%, 11/15/2036	145,000	154,273
Series 198, 5.00%, 11/15/2041	160,000	167,563
Series 205, 5.00%, 11/15/2035	160,000	173,513
Series 222, 5.00%, 7/15/2035	550,000	615,485
Series 230TH, 4.00%, 12/1/2028	2,000,000	2,144,963
Series 230TH, 4.00%, 12/1/2030	750,000	816,273
New York City Municipal Water Finance Authority:
4.00%, 6/15/2036	520,000	521,754
5.00%, 6/15/2040	570,000	610,943
Series AA-2, 5.00%, 6/15/2032	700,000	817,921
Series CC-1, 4.00%, 6/15/2025	1,000,000	1,034,671
Series DD, 5.00%, 6/15/2029	2,000,000	2,287,089
Series DD-2-BLOCK 4-2ND GENER, 3.50%, 6/15/2040	580,000	520,348
Series EE, 5.00%, 6/15/2031	1,310,000	1,546,232
New York City Transitional Finance Authority Building Aid Revenue:
Series S, 5.00%, 7/15/2029	7,885,000	9,014,721
Series S1A, 4.00%, 7/15/2037	6,430,000	6,352,171
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,123,581
Series S-1-SUBSER, 5.00%, 7/15/2033	2,500,000	2,888,900
Series S-2, 5.00%, 7/15/2036	590,000	635,524
Series S-2A, 5.00%, 7/15/2032	570,000	632,306
Series S-3-SUBSER, 5.00%, 7/15/2030	1,010,000	1,128,217
Series S-4A, 5.00%, 7/15/2032	1,930,000	2,140,964
Security Description	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue:
3.00%, 11/1/2037	$ 2,000,000	$ 1,707,195
4.00%, 5/1/2038	3,690,000	3,603,362
4.00%, 11/1/2038	1,505,000	1,468,850
4.00%, 5/1/2039	875,000	850,794
4.00%, 11/1/2042	4,610,000	4,384,607
4.00%, 5/1/2044	775,000	728,535
4.00%, 2/1/2047	535,000	493,375
5.00%, 11/1/2023	1,200,000	1,220,916
5.00%, 8/1/2025	885,000	937,545
5.00%, 5/1/2027	640,000	701,926
5.00%, 11/1/2029	720,000	787,682
5.00%, 5/1/2032	525,000	607,173
5.00%, 5/1/2033	565,000	649,856
5.00%, 11/1/2034	600,000	685,978
5.00%, 5/1/2039	1,750,000	1,888,830
5.00%, 8/1/2040	640,000	680,700
Series A-1, 4.00%, 11/1/2036	1,875,000	1,874,854
Series A-1, 5.25%, 8/1/2040	1,135,000	1,268,386
Series B-1, 3.00%, 8/1/2041	1,600,000	1,265,504
Series B-1, 4.00%, 11/1/2039	1,895,000	1,841,471
Series B-1, 4.00%, 8/1/2045	2,500,000	2,334,193
Series B-1, 5.00%, 11/1/2023	1,240,000	1,261,766
Series B-1, 5.00%, 11/1/2027	4,910,000	5,435,895
Series B-1, 5.00%, 8/1/2030	1,050,000	1,150,555
Series B-1, 5.00%, 8/1/2034	960,000	1,103,492
Series C-1, 4.00%, 2/1/2039	1,185,000	1,152,593
Series C-3, 4.00%, 5/1/2043	4,105,000	3,881,479
Series D1, 4.00%, 11/1/2044	7,820,000	7,344,589
Series D-1, 5.00%, 11/1/2028	1,480,000	1,667,785
Series D-1, 5.00%, 11/1/2034	2,000,000	2,311,160
Series D-S, 5.00%, 11/1/2036	1,000,000	1,114,869
Series D-S, 5.00%, 11/1/2044	835,000	893,051
Series F-1, 5.00%, 2/1/2047	7,000,000	7,498,327
New York Power Authority Revenue 4.00%, 11/15/2040 (c)	795,000	792,323
New York State Dormitory Authority:
5.00%, 2/15/2023	355,000	355,808
5.00%, 10/1/2024 (c)	3,005,000	3,123,546
5.00%, 10/1/2026 (c)	665,000	720,674
5.00%, 10/1/2027 (c)	855,000	943,904
Series A, 4.00%, 10/1/2035 (c)	865,000	880,800
Series A, 4.00%, 3/15/2038	5,000,000	4,905,319
Series A, 4.00%, 3/15/2039	700,000	682,342
Series A, 4.00%, 3/15/2040	2,500,000	2,428,444
Series A, 4.00%, 3/15/2042	1,150,000	1,102,131
Series A, 5.00%, 3/15/2025	900,000	945,651
Series A, 5.00%, 10/1/2025	4,450,000	4,726,037
Series A, 5.00%, 3/15/2027	570,000	623,392
Series A, 5.00%, 3/15/2028	500,000	557,110
Series A, 5.00%, 3/15/2030	1,430,000	1,612,561

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2036	$ 5,000,000	$ 5,448,516
Series A-GROUP 3, 5.00%, 3/15/2043	645,000	679,044
Series B, 5.00%, 2/15/2023	180,000	180,431
Series B, 5.00%, 2/15/2026	585,000	626,707
Series C, 5.00%, 3/15/2025	555,000	582,629
Series C, 5.00%, 3/15/2028	570,000	632,473
Series D, 4.00%, 2/15/2037	3,000,000	2,967,552
Series D, 4.00%, 2/15/2047	2,150,000	2,009,496
Series D, 5.00%, 2/15/2025	600,000	629,243
Series D, 5.00%, 2/15/2027	1,025,000	1,120,842
Series D, 5.00%, 2/15/2028	510,000	567,391
Series D, 5.00%, 2/15/2030	685,000	788,508
Series D, 5.00%, 2/15/2034	1,510,000	1,703,599
Series E, 4.00%, 3/15/2042	1,490,000	1,427,978
Series E, 5.00%, 3/15/2031	1,730,000	2,023,885
Series E, 5.00%, 3/15/2032	2,285,000	2,702,902
Series E, 5.00%, 3/15/2035	15,000,000	16,435,662
New York State Dormitory Authority, Revenue:
5.00%, 10/1/2028	2,775,000	3,116,170
5.00%, 2/15/2029	500,000	543,322
Series A, 4.00%, 7/1/2040	500,000	486,752
Series A, 4.00%, 3/15/2043	1,000,000	952,194
Series A, 4.00%, 7/1/2046	2,050,000	1,933,601
Series A, 5.00%, 3/15/2027	780,000	854,372
Series A, 5.00%, 3/15/2029	575,000	652,526
Series A, 5.00%, 3/15/2030	1,800,000	2,074,811
Series A, 5.00%, 3/15/2031	4,680,000	5,475,019
Series A, 5.00%, 3/15/2035	1,205,000	1,275,938
Series A, 5.00%, 7/1/2039	4,000,000	4,302,353
Series A-GROUP 1, 5.00%, 3/15/2027	1,270,000	1,388,961
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,357,184
Series A-GROUP 3, 5.00%, 3/15/2042	2,700,000	2,849,651
Series A-GROUP C, 5.00%, 3/15/2040	620,000	653,115
Series A-GROUP C, 5.00%, 3/15/2041	530,000	557,337
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,533,143
Series B, 5.00%, 10/1/2038	1,790,000	1,946,152
Series E, 5.00%, 3/15/2024	1,250,000	1,282,483
Series E, 5.00%, 3/15/2040	1,075,000	1,142,413
New York State Thruway Authority:
5.00%, 3/15/2041	13,100,000	14,196,649
Series A, 5.00%, 3/15/2029	2,850,000	3,227,290
Series A-1, 4.00%, 3/15/2039	5,000,000	4,862,420
New York State Thruway Authority, Revenue:
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	665,459
Security Description	Principal Amount	Value
Series A-1-GROUP 2, 4.00%, 3/15/2036	$ 500,000	$ 501,586
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	996,192
Series A-1-GROUP 3, 4.00%, 3/15/2044	800,000	756,418
New York State Urban Development Corp.:
Series A, 5.00%, 9/15/2028	3,000,000	3,374,655
Series C, 4.00%, 3/15/2045	4,450,000	4,157,655
Series C, 5.00%, 3/15/2029	1,050,000	1,190,285
Series C, 5.00%, 3/15/2047	12,300,000	13,020,234
New York State Urban Development Corp., Revenue:
4.00%, 3/15/2042	870,000	828,324
5.00%, 3/15/2038	3,745,000	4,071,187
Series A, 5.00%, 3/15/2035	1,925,000	2,152,597
Series A, 5.00%, 3/15/2037	1,320,000	1,438,766
Series A, 5.00%, 3/15/2040	1,175,000	1,262,247
Series C, 5.00%, 3/15/2038	1,090,000	1,156,365
Series E GROUP 1, 5.00%, 3/15/2030	500,000	575,629
New York, NY, City Municipal Water Finance Authority Revenue:
4.00%, 6/15/2024	2,300,000	2,341,708
5.00%, 6/15/2024	1,055,000	1,089,002
5.00%, 6/15/2026	3,000,000	3,170,009
5.00%, 6/15/2027	1,750,000	1,870,284
Series AA-2, 5.00%, 6/15/2028	500,000	544,066
Series DD-2, 5.00%, 6/15/2025	2,635,000	2,686,027
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	900,000	793,862
4.00%, 6/15/2024	545,000	554,883
4.00%, 6/15/2025	575,000	594,936
4.00%, 6/15/2042	6,760,000	6,476,473
4.00%, 6/15/2043	1,650,000	1,572,714
5.00%, 6/15/2027	630,000	673,302
5.00%, 6/15/2028	500,000	544,033
5.00%, 6/15/2034	1,000,000	1,123,641
5.00%, 6/15/2040	725,000	769,789
Series AA, 5.00%, 6/15/2040	3,705,000	3,989,244
Series AA-2, 5.00%, 6/15/2028	2,000,000	2,176,132
Series BB-, 5.00%, 6/15/2026	4,000,000	4,179,519
Series BB-1, 4.00%, 6/15/2045	675,000	636,786
Series BB-1, 5.00%, 6/15/2044	670,000	720,100
Series BB-2, 5.00%, 6/15/2031	530,000	579,417

See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series CC-, 4.00%, 6/15/2041	$ 500,000	$ 480,918
Series CC-, 4.00%, 6/15/2042	975,000	934,107
Series CC-1, 4.00%, 6/15/2037	250,000	247,522
Series CC-1, 4.00%, 6/15/2041	900,000	865,653
Series CC-1, 4.00%, 6/15/2042	500,000	479,029
Series CC-1, 5.00%, 6/15/2034	1,335,000	1,511,634
Series EE 2, 5.00%, 6/15/2040	3,785,000	4,056,879
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2029	695,000	741,342
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,057,351
Series FF, 5.00%, 6/15/2034	1,750,000	1,937,228
Series FF, 5.00%, 6/15/2039	4,660,000	4,969,066
Series FF, 5.00%, 6/15/2041	1,000,000	1,072,376
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,108,144
Series GG, 5.00%, 6/15/2039	350,000	363,960
Series GG-, 5.00%, 6/15/2030	900,000	1,046,940
Series HH, 5.00%, 6/15/2039	155,000	161,182
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2034	750,000	838,637
5.00%, 7/15/2039	500,000	540,226
Series B-1, 5.00%, 8/1/2031	1,925,000	2,108,022
Series S-, 5.00%, 7/15/2028	160,000	166,803
Series S-, 5.00%, 7/15/2043	220,000	224,721
Series S-1, 4.00%, 7/15/2036	255,000	256,273
Series S-1, 5.00%, 7/15/2032	520,000	576,840
Series S-1, 5.00%, 7/15/2033	5,000,000	5,515,184
Series S-1, 5.00%, 7/15/2035	630,000	680,848
Series S-2A, 4.00%, 7/15/2038	500,000	488,724
Series S-3-SUBSER, 4.00%, 7/15/2038	500,000	488,724
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	774,212
Series S-3-SUBSER, 5.00%, 7/15/2026	500,000	540,871
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,248,366
Series S-3-SUBSER, 5.00%, 7/15/2036	3,205,000	3,446,716
Series S-4A, 5.00%, 7/15/2033	250,000	275,759
Series S-4A, 5.25%, 7/15/2035	1,465,000	1,621,780
Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2036	$ 600,000	$ 601,452
4.00%, 5/1/2037	500,000	493,461
4.00%, 11/1/2040	2,335,000	2,255,178
4.00%, 5/1/2045	5,350,000	4,997,357
5.00%, 5/1/2025	500,000	526,670
5.00%, 11/1/2026	545,000	592,414
5.00%, 11/1/2027	2,045,000	2,264,034
5.00%, 11/1/2028	500,000	552,507
5.00%, 5/1/2031	750,000	870,196
5.00%, 11/1/2032	7,000,000	8,085,407
5.00%, 2/1/2034	600,000	646,638
5.00%, 5/1/2034	250,000	265,928
5.00%, 5/1/2036	245,000	259,016
5.00%, 8/1/2038	500,000	536,391
5.00%, 8/1/2042	2,095,000	2,217,925
5.25%, 8/1/2037	2,045,000	2,238,719
Series 1-REMK, 5.00%, 11/1/2026	500,000	543,499
Series A-1, 5.00%, 8/1/2023	520,000	526,289
Series A-1, 5.00%, 11/1/2026	875,000	951,124
Series A-1, 5.00%, 8/1/2027	275,000	290,412
Series A-1, 5.00%, 11/1/2027	5,000,000	5,535,535
Series A-1, 5.00%, 8/1/2031	150,000	154,643
Series A-1, 5.00%, 8/1/2036	2,000,000	2,167,378
Series A-2, 5.00%, 5/1/2036	540,000	591,250
Series A-2, 5.00%, 8/1/2039	700,000	738,981
Series A-3, 3.00%, 5/1/2045	1,550,000	1,172,493
Series A-3, 4.00%, 5/1/2042	2,500,000	2,379,737
Series A-3, 4.00%, 5/1/2043	1,165,000	1,101,565
Series A-3, 5.00%, 8/1/2040	500,000	527,207
Series B-1, 4.00%, 8/1/2037	105,000	103,611
Series B-1, 4.00%, 8/1/2038	800,000	781,016
Series B-1, 4.00%, 8/1/2039	3,250,000	3,159,206
Series B-1, 5.00%, 11/1/2025	1,000,000	1,065,430
Series B-1, 5.00%, 11/1/2028	500,000	563,441
Series B-1, 5.00%, 8/1/2029	40,000	43,969
Series B-1, 5.00%, 8/1/2030	295,000	317,410
Series B-1, 5.00%, 8/1/2031	175,000	180,417
Series B-1, 5.00%, 11/1/2034	545,000	610,073
Series B-1, 5.00%, 11/1/2035	160,000	168,190
Series C, 5.00%, 11/1/2025	395,000	419,566
Series C1, 5.00%, 11/1/2034	3,000,000	3,334,385
Series C-SUBORDINATE, 5.00%, 11/1/2023	125,000	127,194
Series D-1, 5.00%, 2/1/2026	100,000	102,124
Series D-S, 4.00%, 11/1/2047	500,000	460,425
Series E-1, 4.00%, 2/1/2041	110,000	105,323
Series E-1, 4.00%, 2/1/2043	2,850,000	2,696,069
Series E-1, 5.00%, 2/1/2030	370,000	401,814
Series F-1, 5.00%, 5/1/2036	515,000	550,573
Series F-1, 5.00%, 5/1/2039	615,000	647,505
Series F-1, 5.00%, 5/1/2043	635,000	664,115

See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, Dormitory Authority, Revenue Series B, 5.00%, 2/15/2023	$ 385,000	$ 385,840
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2047	2,000,000	1,869,018
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	582,088
Series C-BID GROUP 4, 5.00%, 3/15/2038	800,000	854,609
New York, NY, General Obligation:
3.00%, 3/15/2035	1,050,000	971,576
3.50%, 4/1/2046	2,720,000	2,371,723
5.00%, 3/1/2040	535,000	571,229
5.00%, 8/1/2041	535,000	565,911
5.25%, 3/1/2035	670,000	730,272
Series 1, 5.00%, 8/1/2023	500,000	505,760
Series 1, 5.00%, 8/1/2025	755,000	798,859
Series A, 3.00%, 8/1/2036	2,485,000	2,232,339
Series A, 4.00%, 8/1/2037	1,900,000	1,891,862
Series A, 5.00%, 8/1/2025	3,650,000	3,862,034
Series A, 5.00%, 8/1/2026	560,000	605,517
Series A-1, 4.00%, 8/1/2038	1,000,000	986,787
Series A-1, 4.00%, 8/1/2042	520,000	497,971
Series A-1, 5.00%, 8/1/2024	1,300,000	1,345,530
Series A-1, 5.00%, 8/1/2025	2,020,000	2,137,345
Series B-1, 4.00%, 10/1/2040	545,000	528,651
Series B-1, 5.00%, 8/1/2030	14,790,000	17,032,645
Series B-1, 5.00%, 10/1/2031	2,185,000	2,479,954
Series B-1, 5.00%, 12/1/2031	160,000	172,293
Series B-1, 5.00%, 10/1/2032	4,165,000	4,711,205
Series B-1, 5.00%, 10/1/2034	2,415,000	2,687,677
Series B-1, 5.00%, 12/1/2037	500,000	528,929
Series B-1, 5.00%, 10/1/2038	300,000	316,148
Series B-1, 5.00%, 10/1/2039	950,000	999,151
Series C, 5.00%, 8/1/2024	1,000,000	1,035,023
Series C, 5.00%, 8/1/2026	1,935,000	2,085,892
Series C, 5.00%, 8/1/2027	1,215,000	1,333,396
Series C, 5.00%, 8/1/2028	620,000	686,435
Series C, 5.00%, 8/1/2035	5,000,000	5,557,588
Series C-1, 5.00%, 8/1/2029	520,000	589,907
Series C-1, 5.00%, 8/1/2030	2,800,000	3,224,571
Series C-1, 5.00%, 8/1/2031	500,000	574,515
Series C-1, 5.00%, 8/1/2033	700,000	795,829
Series D1, 4.00%, 12/1/2042	255,000	244,133
Series D1, 4.00%, 12/1/2043	3,500,000	3,333,317
Series D-1, 4.00%, 3/1/2042	550,000	526,521
Series D-1, 5.00%, 3/1/2039	500,000	536,750
Series D-1, 5.00%, 12/1/2041	625,000	662,922
Series D-1, 5.00%, 12/1/2042	1,500,000	1,589,449
Series D-1, 5.00%, 3/1/2043	3,080,000	3,252,646
Series E, 4.00%, 8/1/2026	250,000	261,701
Series E, 5.00%, 8/1/2024	760,000	786,617
Series E, 5.00%, 8/1/2025	380,000	402,075
Series E, 5.00%, 8/1/2027	1,035,000	1,135,856
Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2032	$ 2,900,000	$ 3,247,000
Series E-1, 4.00%, 3/1/2041	500,000	481,366
Series E-1, 5.00%, 3/1/2037	585,000	625,165
Series F-1, 5.00%, 4/1/2023	750,000	753,629
Series F-1, 5.00%, 6/1/2026	165,000	173,580
Series F-1, 5.00%, 4/1/2033	1,220,000	1,338,066
Series H, 5.00%, 1/1/2036	2,250,000	2,437,542
Series J-10-REMK, 5.00%, 8/1/2027	1,265,000	1,388,268
Series J-6-REMK, 5.00%, 8/1/2023	735,000	743,468
Series J-SUBSER J11-REMK, 5.00%, 8/1/2026	505,000	546,047
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	271,827
Series A, 5.25%, 11/15/2034	560,000	604,418
Series B-2, 4.00%, 11/15/2038	255,000	250,962
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	745,000	745,546
4.00%, 4/1/2026	630,000	654,210
4.00%, 4/1/2030	400,000	416,127
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	650,000	652,722
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	203,162
5.00%, 10/1/2028	500,000	537,975
5.00%, 7/1/2033	1,335,000	1,613,385
5.00%, 7/1/2034	2,105,000	2,541,424
5.00%, 7/1/2036	500,000	599,475
Series 1, 5.00%, 1/15/2029	400,000	441,690
Series 1, 5.00%, 1/15/2030	250,000	275,712
Series 1, 5.00%, 1/15/2031	500,000	551,005
Series A, 3.00%, 7/1/2029	315,000	317,685
Series A, 5.00%, 7/1/2026	1,640,000	1,772,098
Series A, 5.00%, 7/1/2028	2,000,000	2,256,806
Series A, 5.00%, 10/1/2028	205,000	224,458
Series A, 5.00%, 7/1/2029	2,000,000	2,296,622
Series A, 5.00%, 10/1/2029	4,540,000	4,961,043
Series A, 5.00%, 10/1/2030	5,000,000	5,401,836
Series A, 5.00%, 10/1/2031	3,750,000	4,033,434
Series A, 5.00%, 7/1/2032	125,000	134,678
Series A, 5.00%, 10/1/2032	3,500,000	3,751,677
Series A, 5.00%, 10/1/2033	5,000,000	5,341,239
Series A, 5.00%, 7/1/2035	100,000	107,328
Series A, 5.00%, 7/1/2040	200,000	213,091

See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2045	$ 1,750,000	$ 1,831,344
Series B, 5.00%, 10/1/2030	260,000	278,418
Series E, 5.00%, 3/15/2039	1,330,000	1,420,403
New York, State Dormitory Authority Revenue, State Supported Debt 5.00%, 10/1/2031	510,000	545,144
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.00%, 10/1/2024 (c)	440,000	449,066
Series A, 4.00%, 3/15/2044	1,230,000	1,164,618
Series A, 5.00%, 2/15/2026	500,000	536,419
Series A, 5.00%, 3/15/2026	245,000	256,517
Series A, 5.00%, 3/15/2028	535,000	596,107
Series A, 5.00%, 3/15/2031	500,000	560,119
Series A, 5.00%, 2/15/2036	500,000	526,210
Series A, 5.00%, 7/1/2039	525,000	572,729
Series A-GROUP 3, 3.00%, 3/15/2042	2,000,000	1,621,863
Series A-GROUP 3, 5.00%, 3/15/2039	2,300,000	2,456,750
Series B, 5.00%, 3/15/2027	110,000	112,955
Series B, 5.00%, 3/15/2028	170,000	174,215
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	420,658
Series B-GROUP C, 5.00%, 2/15/2039	200,000	206,617
Series C, 5.00%, 3/15/2037	105,000	107,254
Series D, 4.00%, 2/15/2036	1,000,000	1,004,418
Series D, 4.00%, 2/15/2038	3,000,000	2,943,454
Series D, 5.00%, 2/15/2025	720,000	755,346
Series D, 5.00%, 2/15/2027	100,000	108,500
Series D, 5.00%, 2/15/2041	2,350,000	2,504,387
Series E, 5.00%, 3/15/2023	180,000	180,705
New York, State Dormitory Authority, Sales Tax Revenue:
3.25%, 2/15/2040	5,000	5,123
5.00%, 3/15/2024	2,090,000	2,143,646
5.00%, 7/1/2040	750,000	803,223
Series A, 4.00%, 3/15/2037	580,000	573,692
Series A, 4.00%, 3/15/2041	1,200,000	1,156,046
Series A, 5.00%, 3/15/2028	500,000	549,657
Series A, 5.00%, 3/15/2029	560,000	635,504
Series A, 5.00%, 3/15/2030	555,000	619,199
Series A, 5.00%, 3/15/2031	160,000	163,416
Series A, 5.00%, 3/15/2032	200,000	204,246
Series A, 5.00%, 3/15/2036	2,750,000	2,994,887
Series A, 5.00%, 3/15/2038	140,000	140,548
Series A, 5.00%, 3/15/2039	900,000	956,295
Series A-GROUP 3, 5.00%, 3/15/2037	870,000	939,008
Series A-GROUP B, 5.00%, 3/15/2037	570,000	605,104
Series B-B, 5.00%, 3/15/2027	270,000	286,660
Security Description	Principal Amount	Value
Series B-B, 5.00%, 3/15/2029	$ 40,000	$ 42,439
Series C, 5.00%, 3/15/2042	270,000	280,386
Series D, 4.00%, 2/15/2039	500,000	487,439
Series D, 4.00%, 2/15/2040	880,000	854,907
Series E, 3.00%, 3/15/2041	2,795,000	2,291,458
Series E, 4.00%, 3/15/2037	2,560,000	2,532,158
Series E, 4.00%, 3/15/2039	1,865,000	1,817,955
Series E, 4.00%, 3/15/2043	1,300,000	1,237,852
Series E, 4.00%, 3/15/2044	1,550,000	1,467,609
Series E, 4.00%, 3/15/2046	4,320,000	4,046,374
Series E, 5.00%, 3/15/2026	1,235,000	1,326,065
Series E, 5.00%, 3/15/2029	1,125,000	1,276,681
Series E, 5.00%, 3/15/2033	3,660,000	4,286,665
Series E, 5.00%, 3/15/2034	5,000,000	5,537,868
Series E, 5.00%, 3/15/2041	2,200,000	2,328,010
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2045	500,000	491,307
4.00%, 10/15/2045	1,500,000	1,473,639
4.00%, 8/15/2046	550,000	537,655
4.00%, 6/15/2047	2,215,000	2,156,206
5.00%, 6/15/2026	5,455,000	5,907,772
5.00%, 6/15/2027	1,855,000	2,049,920
Series A, 5.00%, 6/15/2026	1,585,000	1,716,557
Series B, 5.00%, 6/15/2043	500,000	533,877
Series B-SUB, 4.00%, 6/15/2037	3,190,000	3,240,479
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,221,911
Series B-SUB, 5.00%, 6/15/2036	3,000,000	3,306,336
New York, State Urban Development Corp., Revenue:
3.00%, 3/15/2040	2,830,000	2,370,229
4.00%, 3/15/2037	1,355,000	1,343,143
4.00%, 3/15/2041	2,695,000	2,579,847
5.00%, 3/15/2030	1,000,000	1,151,258
5.00%, 3/15/2033	730,000	774,892
5.00%, 3/15/2043	975,000	1,040,458
Series A, 3.00%, 3/15/2040	1,870,000	1,588,343
Series A, 3.00%, 3/15/2041	1,415,000	1,182,569
Series A, 4.00%, 3/15/2038	5,975,000	5,868,460
Series A, 4.00%, 3/15/2043	2,045,000	1,941,960
Series A, 4.00%, 3/15/2045	1,690,000	1,581,387
Series A, 5.00%, 3/15/2027	565,000	604,865
Series A, 5.00%, 3/15/2028	225,000	238,298
Series A, 5.00%, 3/15/2029	525,000	555,748
Series A, 5.00%, 3/15/2035	4,120,000	4,492,063
Series A, 5.00%, 3/15/2037	1,610,000	1,760,121
Series A, 5.00%, 3/15/2038	105,000	109,672
Series A, 5.00%, 3/15/2039	530,000	552,887
Series A, 5.00%, 3/15/2042	1,500,000	1,593,720
Series A, 5.00%, 3/15/2044	1,850,000	1,947,419
Series C, 5.00%, 3/15/2027	100,000	109,534
Series C, 5.00%, 3/15/2041	1,700,000	1,791,274
Series E, 4.00%, 3/15/2034	560,000	579,642

See accompanying notes to financial statements.
107

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2033	$ 120,000	$ 120,330
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,112,206
Onondaga County Trust for Cultural Res., Revenue:
5.00%, 12/1/2038	1,500,000	1,653,506
5.00%, 12/1/2039	1,250,000	1,372,498
5.00%, 12/1/2040	2,750,000	3,007,176
Suffolk, NY, County Water Authority Revenue:
3.00%, 6/1/2044	500,000	409,385
3.25%, 6/1/2043	565,000	493,846
Series A, Class A, 4.00%, 6/1/2041	725,000	734,429
Series A, 5.00%, 6/1/2037	860,000	913,755
Triborough Bridge & Tunnel Authority:
5.00%, 5/15/2028	22,000,000	24,564,089
Series C, 5.00%, 5/15/2042	1,785,000	1,937,586
Series C, 5.25%, 5/15/2041	2,140,000	2,380,394
Triborough Bridge & Tunnel Authority Sales Tax Revenue:
5.00%, 5/15/2046	7,000,000	7,589,489
5.00%, 5/15/2047	2,500,000	2,705,357
Series A, 5.00%, 5/15/2042	2,225,000	2,438,829
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2033	675,000	749,224
5.00%, 5/15/2044	620,000	668,130
5.00%, 5/15/2047	2,000,000	2,138,038
Series A, 5.00%, 11/15/2027	600,000	656,385
Series A, 5.00%, 11/15/2040	435,000	448,806
Series A, 5.00%, 11/15/2041	350,000	363,776
Series A-1, 4.00%, 5/15/2046	840,000	780,803
Series A-2, 2.00%, 5/15/2045 (b)	1,290,000	1,209,149
Series B, 5.00%, 11/15/2029	2,355,000	2,667,707
Series B, 5.00%, 11/15/2037	705,000	751,499
Series C, 3.00%, 11/15/2045	895,000	681,751
Series C, 5.00%, 11/15/2023	700,000	712,611
Series C-1, 5.00%, 11/15/2025	1,050,000	1,120,309
Series C-1A, 4.00%, 5/15/2046	2,545,000	2,365,647
Series C-2, Zero Coupon, 5/15/2033	1,575,000	1,055,744
Series D, 4.00%, 11/15/2037	1,865,000	1,841,996
Series D, 5.00%, 11/15/2034	500,000	566,083
Utility Debt Securitization Authority:
Series TE, 5.00%, 12/15/2038	9,900,000	11,336,010
Series TE, 5.00%, 12/15/2039	13,645,000	15,528,523
Security Description	Principal Amount	Value
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2032	$ 605,000	$ 642,688
5.00%, 12/15/2036	250,000	264,048
5.00%, 12/15/2038	200,000	215,977
5.00%, 12/15/2039	520,000	560,380
5.00%, 12/15/2040	300,000	322,451
Series A, 5.00%, 12/15/2026	350,000	365,233
Series A, 5.00%, 6/15/2028	255,000	275,113
Series A, 5.00%, 12/15/2032	260,000	279,618
Series A, 5.00%, 12/15/2033	500,000	537,044
Series B, 5.00%, 12/15/2025	315,000	321,219
		842,101,437
NORTH CAROLINA — 1.3%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	105,583
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	2,000,000	2,206,771
5.00%, 7/1/2028	165,000	174,682
5.00%, 7/1/2044	125,000	134,699
Series A, 5.00%, 7/1/2026	2,350,000	2,541,738
Series A, 5.00%, 7/1/2027	1,620,000	1,787,484
City of Charlotte NC Airport Revenue 5.00%, 7/1/2041	2,000,000	2,191,136
City of Charlotte NC Airport Special Facilities Revenue Series A, 4.00%, 7/1/2038	510,000	510,763
City of Charlotte NC, General Obligation:
Series A, 5.00%, 6/1/2024	1,325,000	1,366,250
Series A, 5.00%, 6/1/2027	705,000	776,611
County of Brunswick NC Enterprise Systems Revenue 3.00%, 4/1/2046	500,000	380,707
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,350,895
3.00%, 6/1/2038	1,675,000	1,443,622
3.00%, 6/1/2039	1,125,000	954,070
County of Wake NC Series A, 5.00%, 2/1/2025	2,720,000	2,850,594
County of Wake NC Revenue:
4.00%, 9/1/2037	740,000	749,851
5.00%, 9/1/2034	525,000	590,327
County of Wake NC, General Obligation 5.00%, 2/1/2026	3,850,000	4,128,297
Guilford County, NC, General Obligation:
5.00%, 3/1/2025	1,050,000	1,102,505
Series B, 5.00%, 5/1/2026	540,000	582,042

See accompanying notes to financial statements.
108

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mecklenburg County, NC, General Obligation Series A, 5.00%, 4/1/2027	$ 550,000	$ 603,650
North Carolina State University at Raleigh Revenue 5.00%, 10/1/2026	1,035,000	1,118,962
North Carolina, Capital Facilities Finance Agency Revenue 5.00%, 1/1/2043	2,000,000	2,132,719
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	388,625
Series B, 5.00%, 6/1/2027	925,000	1,018,957
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	809,852
Series B, 5.00%, 5/1/2027	825,000	904,473
Series B, 5.00%, 5/1/2029	1,300,000	1,477,710
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	637,222
Zero Coupon, 1/1/2045	615,000	221,909
State of North Carolina 5.00%, 3/1/2028	3,915,000	4,353,091
State of North Carolina Revenue:
Series A, 5.00%, 5/1/2030	575,000	653,346
Series B, 3.00%, 5/1/2033	795,000	760,890
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2030	3,000,000	3,428,864
Town of Clayton NC Water & Sewer Revenue 4.00%, 8/1/2047	1,500,000	1,407,354
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	102,589
Series A, 5.00%, 3/1/2026	400,000	429,655
Wake, NC, Limited Obligation Revenue:
4.00%, 3/1/2034	690,000	730,343
4.00%, 3/1/2038	2,780,000	2,783,910
4.00%, 9/1/2038	700,000	700,822
5.00%, 3/1/2031	1,680,000	1,963,057
		52,556,627
NORTH DAKOTA — 0.0% (a)
University of North Dakota Series A, 4.00%, 6/1/2046 (c)	615,000	564,950
OHIO — 2.1%
Cleveland Department of Public Utilities Division of Water Revenue Series FF, 5.00%, 1/1/2029	1,100,000	1,241,311
Columbus, OH, General Obligation:
Series A, 3.00%, 8/15/2023	555,000	555,483
Series A, 5.00%, 4/1/2025	2,000,000	2,103,577
Series A, 5.00%, 4/1/2030	2,000,000	2,251,537
Security Description	Principal Amount	Value
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	$ 100,000	$ 106,690
County of Cuyahoga OH Sales Tax Revenue Series A, 4.00%, 1/1/2033	1,350,000	1,410,380
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2033	525,000	539,199
5.00%, 12/1/2027	400,000	430,803
5.00%, 12/1/2028	300,000	322,594
5.00%, 12/1/2029	1,015,000	1,088,703
5.00%, 12/1/2037	600,000	632,756
Cuyahoga County, OH, Sales Tax Revenue Series A, 4.00%, 1/1/2030	3,465,000	3,699,239
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	535,427
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	2,525,000	2,884,748
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,407,580
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	2,755,000	2,254,947
3.25%, 11/15/2040	100,000	87,420
4.00%, 11/15/2043	250,000	246,577
5.00%, 11/15/2044	245,000	254,984
Ohio Turnpike & Infrastructure Commission Series A, 5.00%, 2/15/2046	5,000,000	5,379,283
Ohio Water Development Authority Series A, 5.00%, 12/1/2036	530,000	612,563
Ohio, State General Obligation:
Series A, 4.00%, 6/15/2040	1,000,000	1,013,190
Series A, 5.00%, 9/1/2024	120,000	124,506
Series A, 5.00%, 3/15/2031	440,000	451,329
Series A, 5.00%, 2/1/2033	875,000	931,037
Series A, 5.00%, 3/15/2033	135,000	138,363
Series A, 5.00%, 3/15/2035	200,000	204,555
Series B, 5.00%, 9/1/2032	175,000	175,549
Series B, 5.00%, 9/1/2034	170,000	170,533
Series C, 5.00%, 11/1/2030	140,000	147,014
Series C, 5.00%, 11/1/2033	400,000	418,567
Series T, 5.00%, 11/1/2028	400,000	438,532
Series T, 5.00%, 5/1/2031	250,000	272,373
Series V, 5.00%, 5/1/2024	1,650,000	1,697,622
Ohio, State Revenue:
Series 2016, 5.00%, 12/15/2026	835,000	899,145
Series C, 5.00%, 12/1/2028	230,000	248,732
Series C, 5.00%, 12/1/2030	165,000	177,677
Ohio, State University Revenue:
3.00%, 12/1/2044	2,325,000	1,851,143

See accompanying notes to financial statements.
109

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2042	$ 700,000	$ 676,548
5.00%, 12/1/2036	645,000	737,768
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	188,832
Series A, 5.00%, 12/1/2028	825,000	889,930
Ohio, State Water Development Authority, Water Pollution Control Revenue:
Series A, 5.00%, 12/1/2033	525,000	603,442
Series A, 5.00%, 12/1/2038	500,000	556,175
Series B, 3.00%, 12/1/2033	2,685,000	2,586,752
Series B, 4.00%, 12/1/2038	1,000,000	1,018,384
Series B, 5.00%, 12/1/2027	1,150,000	1,276,831
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	771,103
Series A, 5.00%, 2/15/2028	350,000	381,893
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2023	550,000	554,661
5.00%, 6/1/2028	1,050,000	1,172,818
5.00%, 12/1/2037	1,925,000	2,148,934
5.00%, 12/1/2039	2,295,000	2,527,329
Series A, 5.00%, 6/1/2029	7,000,000	7,950,431
Series B, 5.00%, 12/1/2033	115,000	124,322
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2037	720,000	798,730
5.25%, 12/1/2035	615,000	712,739
Series A, 4.00%, 12/1/2037	1,420,000	1,466,056
Series A, 5.00%, 12/1/2029	240,000	264,062
Series A, 5.00%, 12/1/2031	500,000	547,726
Series A, 5.00%, 6/1/2032	675,000	779,340
Series A, 5.00%, 12/1/2038	1,000,000	1,131,989
Series A, 5.00%, 12/1/2039	1,135,000	1,257,240
Series A, 5.00%, 12/1/2040	1,705,000	1,880,447
Series B, 5.00%, 6/1/2026	500,000	534,029
State of Ohio Department of Transportation Revenue Series 2019-1, 5.00%, 12/15/2024	545,000	568,298
State of Ohio Revenue:
Series 1, 5.00%, 12/15/2033	1,000,000	1,151,280
Series 1, 5.00%, 12/15/2034	1,000,000	1,142,536
Series 1-A, 5.00%, 12/15/2025	615,000	656,188
State of Ohio, General Obligation:
4.00%, 3/1/2036	940,000	983,983
4.00%, 3/1/2037	500,000	516,597
4.00%, 3/1/2038	1,400,000	1,434,616
4.00%, 3/1/2039	750,000	764,620
5.00%, 6/15/2024	1,000,000	1,032,373
5.00%, 5/1/2028	3,000,000	3,356,782
Security Description	Principal Amount	Value
5.00%, 3/1/2030	$ 860,000	$ 937,381
Series A, 5.00%, 5/1/2032	660,000	718,222
Series A, 5.00%, 5/1/2033	500,000	578,149
Series A, 5.00%, 9/1/2033	1,015,000	1,125,862
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	286,380
		86,197,446
OKLAHOMA — 0.2%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	248,022
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	643,729
5.00%, 7/1/2027	160,000	171,669
Series 2020A, 5.00%, 7/1/2025	600,000	632,051
Series A, 5.00%, 7/1/2027	265,000	272,886
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	265,881
Series C, 5.00%, 1/1/2037	125,000	132,880
Series E, 5.00%, 1/1/2027	640,000	693,429
Series E, 5.00%, 1/1/2029	700,000	757,891
Oklahoma, State University Revenue:
Series A, 4.00%, 9/1/2046	655,000	627,448
Series A, 5.00%, 9/1/2031	750,000	861,567
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2024	110,000	113,840
Tulsa, OK, Public Facilities Authority Revenue:
5.00%, 6/1/2024	530,000	544,720
5.00%, 6/1/2025	2,710,000	2,838,647
		8,804,660
OREGON — 1.1%
Benton & Linn Counties Consolidated School District, General Obligation 5.00%, 6/15/2033	550,000	609,801
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,148,127
City of Portland OR Sewer System Revenue:
Series A, 3.00%, 3/1/2035	770,000	718,297
Series A, 3.00%, 3/1/2046	605,000	469,128
Series A, 4.00%, 3/1/2033	1,850,000	1,967,489
Series A, 5.00%, 3/1/2024	620,000	635,336
Series A, 5.00%, 3/1/2030	495,000	564,109
Series A, 5.00%, 3/1/2034	505,000	569,420

See accompanying notes to financial statements.
110

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	$ 200,000	$ 211,148
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	77,367
Series A, Zero Coupon, 6/15/2036	115,000	64,415
Series A, Zero Coupon, 6/15/2038	300,000	151,821
Series A, Zero Coupon, 6/15/2042	440,000	179,265
Hillsboro School District No. 1J:
4.00%, 6/15/2035	700,000	721,440
4.00%, 6/15/2036	990,000	1,010,950
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	147,993
Multnomah County School District No. 1, General Obligation 5.00%, 6/15/2025	1,615,000	1,704,746
Ohio, State Revenue Series C, 5.00%, 12/1/2029	180,000	194,244
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2026	510,000	535,729
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	2,090,000	2,369,140
Series A, 5.00%, 11/15/2042	1,005,000	1,089,161
Series C, 5.00%, 11/15/2025	170,000	181,141
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	1,704,034
5.00%, 5/1/2030	1,470,000	1,701,150
Series F, 5.00%, 5/1/2028	180,000	193,597
Series F, 5.00%, 5/1/2030	145,000	155,809
Series F, 5.00%, 5/1/2035	100,000	106,502
Series I, 5.00%, 8/1/2024	125,000	129,417
Series I, 5.00%, 8/1/2029	195,000	214,707
Series L, 5.00%, 8/1/2030	1,250,000	1,375,197
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	147,741
Series B, 5.00%, 7/1/2036	235,000	246,861
Series B, 5.00%, 7/1/2038	285,000	298,524
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	453,895
5.00%, 6/15/2029	500,000	537,897
Security Description	Principal Amount	Value
5.00%, 6/15/2030	$ 660,000	$ 708,673
5.00%, 6/15/2031	500,000	536,532
5.00%, 6/15/2032	500,000	535,851
5.00%, 6/15/2033	500,000	535,001
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	307,064
Series B, 5.00%, 6/15/2023	600,000	605,462
Salem-Keizer School District No. 24J, General Obligation:
5.00%, 6/15/2038	500,000	541,300
Series A, Zero Coupon, 6/15/2039	1,995,000	947,896
Series A, Zero Coupon, 6/15/2040	2,850,000	1,272,449
Series B, 5.00%, 6/15/2032	635,000	724,353
State of Oregon, General Obligation:
4.00%, 5/1/2046	740,000	707,499
Series A, 4.00%, 5/1/2037	895,000	916,512
Tri-County Metropolitan Transportation District of Oregon Series A, 5.00%, 9/1/2038	1,225,000	1,348,595
Tri-County Metropolitan Transportation District of Oregon Revenue:
Series A, 3.00%, 9/1/2044	1,405,000	1,135,834
Series A, 5.00%, 9/1/2041	570,000	617,549
Washington & Clackamas Counties School District No 23J Tigard-Tualatin Series A, 5.00%, 6/15/2040	1,000,000	1,078,962
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	699,933
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	123,786
Series A, Zero Coupon, 6/15/2039	1,955,000	919,973
Series A, Zero Coupon, 6/15/2041	2,500,000	1,047,483
Series A, Zero Coupon, 6/15/2042	2,000,000	794,964
Series B, Zero Coupon, 6/15/2029	200,000	159,006
Series B, Zero Coupon, 6/15/2032	700,000	484,189
Series B, Zero Coupon, 6/15/2034	330,000	205,878

See accompanying notes to financial statements.
111

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	$ 1,920,000	$ 1,926,590
5.00%, 6/15/2027	710,000	779,270
5.00%, 6/15/2035	1,240,000	1,337,739
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	202,091
		44,786,032
PENNSYLVANIA — 0.8%
Abington, PA, School District, General Obligation Series A, 4.00%, 10/1/2035	535,000	545,956
Allegheny, PA, General Obligation Series C-75, 5.00%, 11/1/2026	315,000	341,806
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	45,000	45,843
Commonwealth of Pennsylvania 5.00%, 10/1/2025	2,000,000	2,123,516
Commonwealth of Pennsylvania, General Obligation:
2.00%, 5/15/2039	665,000	467,529
4.00%, 5/15/2033	7,955,000	8,366,149
5.00%, 7/15/2028	2,115,000	2,351,352
5.00%, 1/1/2024	725,000	740,426
Series 2020, 3.00%, 5/1/2035	900,000	819,285
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	108,627
Series A, 5.00%, 10/1/2042	795,000	833,245
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	394,799
Pennsylvania Turnpike Commission Revenue:
5.25%, 12/1/2044	2,905,000	3,093,134
Series A, 5.00%, 12/1/2028	105,000	113,835
Series A, 5.00%, 12/1/2030	160,000	173,381
Series A, 5.00%, 12/1/2046	625,000	661,350
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	288,867
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	413,070
5.00%, 3/15/2023	120,000	120,466
5.00%, 9/15/2023	600,000	608,776
5.00%, 9/15/2026	500,000	540,108
5.00%, 1/1/2027	500,000	542,135
5.00%, 5/15/2030	1,035,000	1,178,454
Security Description	Principal Amount	Value
Series 2020, 2.00%, 5/1/2039	$ 1,475,000	$ 1,042,046
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 4.00%, 8/15/2033	190,000	195,337
Series A, 5.00%, 9/1/2045	2,000,000	2,132,386
Series AT-1, 5.00%, 6/15/2024	200,000	205,842
Series AT-1, 5.00%, 6/15/2025	100,000	105,095
Series B, 5.00%, 10/1/2025	200,000	212,734
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	159,383
Series A, 5.00%, 9/1/2042	270,000	285,343
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	900,000	921,846
State Public School Building Authority Revenue:
5.00%, 12/1/2023	150,000	152,744
5.00%, 12/1/2029	610,000	645,075
Upper Merion Area School District, General Obligation Series A, 4.00%, 1/15/2046	500,000	501,863
		31,431,803
RHODE ISLAND — 0.5%
Rhode Island Health & Educational Building Corp., Revenue:
4.00%, 5/15/2040	550,000	545,995
Series A, 4.00%, 5/15/2028	485,000	502,440
Series A, 5.00%, 5/15/2027	270,000	289,272
Series A, 5.00%, 9/1/2029	500,000	553,440
Rhode Island, State & Providence Plantations, General Obligation:
Series C, 4.00%, 1/15/2033	1,500,000	1,569,123
Series D, 5.00%, 8/1/2024	250,000	258,442
State of Rhode Island Series A, 5.00%, 8/1/2039	12,795,000	14,471,411
State of Rhode Island, General Obligation:
2.00%, 8/1/2038	905,000	646,587
5.00%, 1/15/2027	500,000	543,710
Series A, 4.00%, 5/1/2035	1,550,000	1,577,798
		20,958,218
SOUTH CAROLINA — 0.2%
Anderson County School District, General Obligation 3.00%, 3/1/2038	850,000	733,697
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	364,162

See accompanying notes to financial statements.
112

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
City of Charleston SC Waterworks & Sewer System Revenue:
5.00%, 1/1/2044	$ 1,000,000	$ 1,077,056
5.00%, 1/1/2047	1,000,000	1,087,048
Grand Strand Water & Sewer Authority Series A, 4.00%, 6/1/2046	575,000	535,975
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	108,408
Series C, 3.00%, 3/1/2038	325,000	282,293
South Carolina, General Obligation Series A, 5.00%, 4/1/2030	120,000	133,131
University of South Carolina Revenue:
Series A, 5.00%, 5/1/2041	750,000	817,497
Series A, 5.00%, 5/1/2046	730,000	786,589
York, SC, General Obligation 5.00%, 4/1/2027	280,000	288,329
		6,214,185
TENNESSEE — 0.7%
City of Memphis TN Sanitary Sewerage System Revenue Series B, 5.00%, 10/1/2045	1,000,000	1,072,884
City of Memphis TN Water Revenue 3.00%, 12/1/2045	500,000	394,463
City of Memphis TN, General Obligation:
4.00%, 5/1/2035	750,000	776,595
5.00%, 5/1/2029	1,775,000	2,014,323
Memphis, TN, General Obligation:
4.00%, 6/1/2044	500,000	476,613
Series A, 5.00%, 4/1/2026	320,000	336,595
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue Series B, 5.00%, 5/15/2026	345,000	371,351
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	379,449
4.00%, 7/1/2036	515,000	522,985
5.00%, 1/1/2024	105,000	107,224
5.00%, 7/1/2024	110,000	113,616
5.00%, 1/1/2025	535,000	559,202
5.00%, 1/1/2026	170,000	181,669
5.00%, 1/1/2027	100,000	107,767
5.00%, 7/1/2030	650,000	725,596
Series B, 5.00%, 1/1/2036	8,930,000	10,186,170
Series C, 5.00%, 7/1/2023	115,000	116,168
Security Description	Principal Amount	Value
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
3.00%, 1/1/2034	$ 500,000	$ 471,477
Series C, 5.00%, 1/1/2024	500,000	510,589
New Memphis Arena Public Building Authority Zero Coupon, 4/1/2035	760,000	436,296
New Memphis Arena Public Building Authority Revenue:
Zero Coupon, 4/1/2032	1,500,000	1,016,181
Zero Coupon, 4/1/2034	3,300,000	2,007,631
Zero Coupon, 4/1/2040	750,000	320,322
Zero Coupon, 4/1/2041	2,015,000	809,596
Zero Coupon, 4/1/2042	850,000	323,089
4.00%, 4/1/2027	1,325,000	1,162,570
Tennessee, State General Obligation:
Series A, 5.00%, 2/1/2026	160,000	171,566
Series A, 5.00%, 9/1/2027	2,005,000	2,219,370
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2031	500,000	549,489
Series A, 5.00%, 11/1/2037	435,000	468,695
Series B, 5.00%, 11/1/2025	105,000	111,900
		29,021,441
TEXAS — 11.0%
Alamo Community College District 5.00%, 2/15/2027	1,855,000	2,021,009
Alamo Community College District, General Obligation 4.00%, 8/15/2034	1,085,000	1,144,433
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	135,039
5.00%, 8/15/2027	575,000	632,253
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	220,000	225,294
5.00%, 2/15/2026 (c)	150,000	156,492
5.00%, 2/15/2029 (c)	300,000	312,544
5.00%, 2/15/2030 (c)	215,000	233,475
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	341,920
Alvin, TX, Independent School District, General obligation 4.00%, 2/15/2039 (c)	850,000	841,529
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	368,633
Series A, 5.00%, 2/15/2030 (c)	165,000	175,287

See accompanying notes to financial statements.
113

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Arlington County, TX, Independent School District, General Obligation 4.00%, 2/15/2041 (c)	$ 1,000,000	$ 974,568
Arlington Higher Education Finance Corp., Revenue Series A, 3.00%, 2/15/2046 (c)	1,500,000	1,143,589
Arlington Independent School District/TX:
4.00%, 2/15/2039 (c)	770,000	761,309
4.00%, 2/15/2040 (c)	2,000,000	1,952,496
Arlington, TX, Independent School District, General Obligation:
4.00%, 2/15/2041 (c)	750,000	730,926
4.00%, 2/15/2042 (c)	720,000	701,099
4.00%, 2/15/2046 (c)	745,000	717,751
5.00%, 2/15/2029 (c)	500,000	565,998
5.00%, 2/15/2030 (c)	2,000,000	2,258,252
5.00%, 2/15/2031 (c)	550,000	619,371
Series A, 5.00%, 2/15/2026 (c)	225,000	225,504
Series B, 5.00%, 2/15/2025 (c)	75,000	78,592
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	268,636
Series A, 5.00%, 11/15/2026	825,000	895,249
Series A, 5.00%, 11/15/2039	500,000	551,292
Series A, 5.00%, 11/15/2045	1,760,000	1,878,973
Series B, 5.00%, 11/15/2044	950,000	1,010,745
Austin, TX, General Obligation 5.00%, 9/1/2034	420,000	433,693
Austin, TX, Independent School District, General Obligation:
1.88%, 8/1/2038 (c)	1,450,000	1,020,333
4.00%, 8/1/2033 (c)	3,700,000	3,904,482
4.00%, 8/1/2034 (c)	3,015,000	3,172,586
4.00%, 8/1/2035 (c)	2,000,000	2,112,035
5.00%, 8/1/2028 (c)	540,000	605,520
Austin, TX, Water & Wastewater System Revenue:
Series C, 5.00%, 11/15/2034	500,000	565,710
Series C, 5.00%, 11/15/2035	500,000	561,580
Series C, 5.00%, 11/15/2045	605,000	653,955
Bexar County Hospital District 5.00%, 2/15/2032	2,000,000	2,316,212
Bexar County, TX, General Obligation 4.00%, 6/15/2039	2,000,000	1,965,378
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	303,075
5.00%, 2/15/2026	140,000	149,115
5.00%, 2/15/2027	265,000	282,009
5.00%, 2/15/2029	980,000	1,073,954
Security Description	Principal Amount	Value
5.00%, 2/15/2031	$ 1,450,000	$ 1,617,327
5.00%, 2/15/2032	2,525,000	2,631,108
5.00%, 2/15/2034	1,180,000	1,276,983
Birdville, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2028 (c)	200,000	209,159
Board of Regents of the University of Texas System Revenue Series A, 4.00%, 8/15/2035	855,000	890,619
Board of Regents of University of Texas System Revenue Series A, 5.00%, 8/15/2032	635,000	722,378
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	680,453
City of Austin TX 5.00%, 9/1/2039	5,530,000	6,235,488
City of Austin TX Water & Wastewater System Revenue 5.00%, 11/15/2047	6,685,000	7,308,310
City of Dallas TX Waterworks & Sewer System Revenue:
5.00%, 10/1/2046	500,000	525,565
Series C, 4.00%, 10/1/2035	800,000	829,047
Series C, 4.00%, 10/1/2040	505,000	509,479
Series C, 4.00%, 10/1/2043	685,000	675,648
Series C, 5.00%, 10/1/2036	500,000	560,018
City of El Paso TX Water & Sewer Revenue Series A, 4.00%, 3/1/2041	9,550,000	9,390,083
City of Houston TX Combined Utility System Revenue Series D, 5.00%, 11/15/2036	3,000,000	3,244,266
City of Houston TX, General Obligation 5.00%, 3/1/2024	1,000,000	1,025,312
City of Laredo TX Waterworks & Sewer System Revenue Series A, 4.00%, 3/1/2045	750,000	709,049
City of San Antonio TX Electric & Gas Systems Revenue:
1.75%, 2/1/2049 (b)	500,000	475,119
4.00%, 2/1/2030	650,000	691,829
4.00%, 2/1/2037	500,000	494,801
4.00%, 2/1/2043	2,000,000	1,912,128
5.00%, 2/1/2026	1,665,000	1,775,074
5.00%, 2/1/2028	1,500,000	1,651,136
5.00%, 2/1/2031	2,000,000	2,303,080
5.00%, 2/1/2032	1,000,000	1,157,670
5.00%, 2/1/2033	1,250,000	1,437,478
5.00%, 2/1/2034	500,000	556,886
Series A, 5.00%, 2/1/2033	1,000,000	1,135,425
Series A, 5.00%, 2/1/2040	1,975,000	2,143,336
Series A, 5.00%, 2/1/2041	1,860,000	2,009,652

See accompanying notes to financial statements.
114

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B-REMK, 3.00%, 2/1/2030	$ 515,000	$ 501,182
City of San Antonio TX, General Obligation:
3.00%, 8/1/2039	700,000	606,868
4.00%, 8/1/2033	1,000,000	1,055,685
4.00%, 8/1/2036	2,790,000	2,894,252
5.00%, 8/1/2031	730,000	828,521
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,084,750
5.00%, 2/15/2041 (c)	1,000,000	1,049,864
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	516,082
4.00%, 8/15/2032	280,000	290,227
4.00%, 8/15/2034	190,000	194,142
4.00%, 8/15/2035	2,700,000	2,747,568
5.00%, 8/15/2025	390,000	412,608
Series A, 4.00%, 8/15/2038	2,015,000	1,985,225
Series A, 5.00%, 8/15/2024	2,260,000	2,338,387
Series A, 5.00%, 8/15/2025	750,000	793,476
Series A, 5.00%, 8/15/2030	2,500,000	2,841,650
Collin County, TX, General Obligation 3.13%, 2/15/2035	720,000	667,358
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	521,233
Comal Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (c)	395,000	404,024
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	366,543
Series A, 3.00%, 2/15/2041 (c)	500,000	420,769
Series A, 5.00%, 2/15/2025 (c)	205,000	214,689
Series A, 5.00%, 2/15/2031 (c)	700,000	805,289
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,083,189
Corpus Christi, Independent School District, General Obligation 5.00%, 8/15/2030 (c)	830,000	927,551
County of Bexar, TX, General Obligation:
4.00%, 6/15/2046	840,000	801,822
5.00%, 6/15/2031	530,000	571,809
5.00%, 6/15/2032	1,170,000	1,269,501
Security Description	Principal Amount	Value
County of Travis, TX, General Obligation Series A, 5.00%, 3/1/2038	$ 515,000	$ 558,359
County of Williamson, TX, General Obligation:
4.00%, 2/15/2040	500,000	495,356
5.00%, 2/15/2024	790,000	808,748
5.00%, 2/15/2026	500,000	534,560
5.00%, 2/15/2029	675,000	760,443
5.00%, 2/15/2030	1,255,000	1,413,285
5.00%, 2/15/2032	745,000	836,328
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	144,600
Series B, 5.00%, 8/1/2036 (c)	100,000	105,758
Cypress-Fairbanks Independent School District 4.00%, 2/15/2038	3,500,000	3,501,639
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (c)	150,000	150,332
5.00%, 2/15/2028 (c)	435,000	454,920
Series A, 2.25%, 2/15/2043 (c)	550,000	383,384
Series A, 3.00%, 2/15/2035 (c)	500,000	460,970
Series A, 3.00%, 2/15/2039 (c)	500,000	433,883
Series A, 4.00%, 2/15/2037 (c)	1,400,000	1,411,419
Dallas College 5.00%, 2/15/2025 (d)	4,750,000	4,975,222
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	100,000	105,901
5.00%, 7/15/2027	610,000	655,802
Dallas Independent School District, General Obligation 5.00%, 2/15/2030 (c)	620,000	700,058
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2034	1,000,000	1,126,048
Series A, 5.00%, 12/1/2028	295,000	314,308
Series A, 5.00%, 12/1/2029	255,000	271,690
Series A, 5.00%, 12/1/2030	160,000	170,472
Series A, 5.00%, 12/1/2033	100,000	104,197
Series A, 5.00%, 12/1/2034	175,000	186,454
Series A, 5.00%, 12/1/2035	225,000	239,727
Series A, 5.00%, 12/1/2036	295,000	312,430
Dallas, TX, General Obligation:
5.00%, 2/15/2030	275,000	287,530
Series A, 5.00%, 2/15/2024	2,500,000	2,556,560
Series B, 3.00%, 2/15/2036	540,000	492,839
Dallas, TX, Hospital District, General Obligation:
4.00%, 8/15/2034	610,000	625,869

See accompanying notes to financial statements.
115

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2029	$ 2,000,000	$ 2,206,183
Dallas, TX, Independent School District, General Obligation:
Series A, 3.00%, 2/15/2036 (c)	345,000	316,749
Series A, 4.00%, 2/15/2031 (c)	255,000	261,460
Series A, 5.00%, 8/15/2024 (c)	210,000	217,351
Series A, 5.00%, 2/15/2025 (c)	830,000	869,405
Series B, 5.00%, 2/15/2026 (c)	600,000	642,586
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	116,464
Series A, 5.00%, 10/1/2028	300,000	317,547
Series A, 5.00%, 10/1/2029	100,000	107,890
Series A, 5.00%, 10/1/2033	410,000	440,385
Del Valle Independent School District TX, General Obligation:
5.00%, 6/15/2032 (c)	2,760,000	3,198,978
5.00%, 6/15/2036 (c)	2,655,000	2,966,163
Denton, TX, Independent School District, General Obligation:
4.00%, 8/15/2023 (c)	525,000	528,594
5.00%, 8/15/2025 (c)	290,000	303,707
5.00%, 8/15/2028 (c)	175,000	182,635
5.00%, 8/15/2029 (c)	500,000	531,172
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,349,663
Dickinson, TX, Independent School District, General Obligation 2.00%, 2/15/2046 (c)	1,900,000	1,179,498
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	125,000	133,062
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	200,495
Series A, 4.00%, 8/15/2034	1,000,000	1,036,732
Series A, 4.00%, 8/15/2035	750,000	770,931
Series A, 4.00%, 8/15/2045	525,000	488,089
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	169,100
Forney Independent School District:
Series B, 5.00%, 8/15/2033	1,945,000	2,267,125
Series B, 5.00%, 8/15/2035	2,700,000	3,092,428
Series B, 5.00%, 8/15/2039 (c)	2,400,000	2,683,419
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	132,246
Security Description	Principal Amount	Value
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	$ 150,000	$ 154,862
Series B, 5.00%, 3/1/2026	250,000	261,589
Series B, 5.00%, 3/1/2028	520,000	555,450
Fort Bend Independent School District Series A, 5.00%, 8/15/2025	1,000,000	1,058,228
Fort Bend, TX, Forney Independent School District 4.00%, 8/15/2044 (c)	2,500,000	2,427,656
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	275,000	286,932
5.00%, 8/15/2027 (c)	555,000	610,514
5.00%, 8/15/2028 (c)	525,000	577,166
Series E, 5.00%, 2/15/2027 (c)	850,000	926,415
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	50,159
Fort Worth, TX, Independent School District, General Obligation:
Permanent School Fund Guaranteed, 5.00%, 2/15/2023 (c)	50,000	50,109
5.00%, 2/15/2025 (c)	195,000	204,299
Fort Worth, TX, Water & Sewer System Revenue 5.00%, 2/15/2028	130,000	132,898
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	127,953
Series A, 5.00%, 2/15/2024	150,000	153,543
Series A, 5.00%, 2/15/2026	260,000	271,198
Frisco, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (c)	525,000	542,682
5.00%, 8/15/2036 (c)	500,000	551,800
Series A, 4.00%, 8/15/2032 (c)	510,000	521,945
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	389,869
Galveston Independent School District:
Permanent School Fund Guaranteed, 4.00%, 2/1/2047 (c)	2,000,000	1,911,546
5.00%, 2/1/2032 (c)	750,000	852,027
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	114,846

See accompanying notes to financial statements.
116

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Goose Creek Consolidated Independent School District, General Obligation 2.13%, 2/15/2045 (c)	$ 1,000,000	$ 637,963
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,102,982
Series A, 5.00%, 10/1/2035	700,000	756,790
Series A, 5.00%, 10/1/2038	1,280,000	1,359,869
Series A, 5.00%, 10/1/2043	15,165,000	15,839,799
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	102,910
Grapevine-Colleyville, TX, Independent School District, General Obligation Permanent School Fund Guaranteed, 5.00%, 8/15/2031 (c)	500,000	527,558
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	394,554
4.00%, 11/15/2037	840,000	832,149
5.00%, 11/15/2025	275,000	292,005
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	919,043
Series A, 5.00%, 10/1/2027	285,000	300,765
Series A, 5.00%, 10/1/2029	530,000	584,093
Series A, 5.00%, 10/1/2032	455,000	499,192
Series A, 5.00%, 10/1/2033	250,000	273,704
Harris County, TX, Flood Control District, General Obligation:
3.00%, 10/1/2038	625,000	545,667
4.00%, 10/1/2033	760,000	805,805
4.00%, 10/1/2035	790,000	817,795
5.00%, 10/1/2031	500,000	570,133
Harris County, TX, General Obligation:
Series A, 4.00%, 10/1/2045	1,990,000	1,937,846
Series A, 5.00%, 10/1/2025	350,000	371,424
Series A, 5.00%, 10/1/2026	500,000	541,117
Series A, 5.00%, 10/1/2029	1,465,000	1,674,086
Series A, 5.00%, 10/1/2034	440,000	454,015
Series A, 5.00%, 10/1/2035	155,000	162,809
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	155,852
5.00%, 11/1/2028	120,000	124,681
Series A, 5.00%, 11/1/2027	525,000	568,483
Series A, 5.00%, 11/1/2028	200,000	216,489
Series A, 5.00%, 11/1/2029	300,000	324,620
Series B, 5.00%, 11/1/2024	225,000	234,022
Security Description	Principal Amount	Value
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	$ 375,000	$ 388,609
Series A, 5.00%, 8/15/2026	185,000	199,858
Series A, 5.00%, 8/15/2027	500,000	539,978
Series A, 5.00%, 8/15/2030	480,000	517,863
Series A, 5.00%, 8/15/2035	490,000	522,207
Series A, 5.00%, 8/15/2036	270,000	286,796
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2036	485,000	495,618
4.00%, 8/15/2037	505,000	511,689
4.00%, 8/15/2038	1,000,000	990,277
4.00%, 8/15/2045	2,590,000	2,448,818
5.00%, 8/15/2026	685,000	738,298
5.00%, 8/15/2029	865,000	979,095
Series A, 4.00%, 8/15/2037	300,000	303,153
Series A, 5.00%, 8/15/2032	1,635,000	1,804,185
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	634,433
4.00%, 8/15/2040	510,000	501,909
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2025 (c)	930,000	932,545
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	693,741
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 4.00%, 10/1/2035	820,000	844,711
Series A-2, 5.00%, 10/1/2024	500,000	518,859
Series A-2, 5.00%, 10/1/2027	600,000	660,140
Series A-2, 5.00%, 10/1/2029	800,000	909,945
Series A-2, 5.00%, 10/1/2032	1,810,000	2,078,889
Houston of Harris County, TX, Port Authority Revenue:
4.00%, 10/1/2037	3,170,000	3,189,015
4.00%, 10/1/2039	1,040,000	1,021,739
4.00%, 10/1/2040	500,000	483,563
Houston, TX, Combined Utility System Revenue:
Series A, 3.00%, 11/15/2040	1,500,000	1,223,513
Series A, 4.00%, 11/15/2041	1,015,000	987,630
Series B, 4.00%, 11/15/2037	250,000	251,288
Series B, 4.00%, 11/15/2044	1,950,000	1,862,944
Series B, 5.00%, 11/15/2025	200,000	212,822
Series B, 5.00%, 11/15/2026	300,000	325,660
Series B, 5.00%, 11/15/2032	275,000	295,931
Series C, 4.00%, 11/15/2039	550,000	543,923
Series D, 5.00%, 11/15/2028	130,000	135,122
Series D, 5.00%, 11/15/2032	500,000	555,592
Series D, 5.00%, 11/15/2038	555,000	596,359

See accompanying notes to financial statements.
117

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Houston, TX, General Obligation:
Series A, 3.00%, 3/1/2040	$ 780,000	$ 649,664
Series A, 4.00%, 3/1/2035	765,000	783,888
Series A, 4.00%, 3/1/2036	395,000	400,407
Series A, 5.00%, 3/1/2025	365,000	381,607
Series A, 5.00%, 3/1/2027	1,310,000	1,424,105
Series A, 5.00%, 3/1/2029	720,000	793,076
Series A, 5.00%, 3/1/2030	445,000	481,438
Series A, 5.00%, 3/1/2031	100,000	106,179
Series A, 5.00%, 3/1/2032	850,000	946,164
Houston, TX, Independent School District, General Obligation:
4.00%, 6/1/2039 (b) (c)	520,000	521,216
5.00%, 2/15/2031 (c)	500,000	542,966
5.00%, 7/15/2035	515,000	564,169
5.00%, 2/15/2042 (c)	315,000	331,824
Series A, 5.00%, 2/15/2030 (c)	395,000	420,961
Series A, 5.00%, 2/15/2031 (c)	445,000	473,700
Humble, TX, Independent School District, General Obligation Series A, 5.50%, 2/15/2025 (c)	110,000	116,322
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	153,783
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	175,389
Judson, TX, Independent School District, General Obligation 5.00%, 2/1/2025 (c)	225,000	235,477
Katy, TX, Independent School District, General Obligation:
5.00%, 2/15/2042 (c)	230,000	243,367
5.00%, 2/15/2043 (c)	1,285,000	1,380,844
Series D, 5.00%, 2/15/2025 (c)	405,000	423,972
Keller, TX, Independent School District, General Obligation Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (c)	145,000	154,709
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	96,880
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	30,000	31,712
Security Description	Principal Amount	Value
Lamar, TX, Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2036 (c)	$ 1,300,000	$ 1,188,581
Leander, TX, Independent School District, General Obligation Series A, Zero Coupon, 8/16/2044 (c)	25,000	10,883
Lewisville Independent School District 5.00%, 8/15/2031 (c)	500,000	565,851
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	93,267
5.00%, 8/15/2023 (c)	300,000	303,791
5.00%, 8/15/2024 (c)	135,000	139,791
5.00%, 8/15/2026 (c)	300,000	323,020
Series A, 4.00%, 8/15/2026 (c)	180,000	185,555
Series B, 5.00%, 8/15/2028	525,000	554,480
Liberty Hill Independent School District 3.00%, 2/1/2039	2,425,000	2,086,794
Liberty Hill Independent School District, General Obligation:
3.00%, 2/1/2037 (c)	1,500,000	1,335,161
Permanent School Fund Guaranteed, 4.00%, 2/1/2044 (c)	750,000	727,750
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	424,569
Lower Colorado River Authority Revenue 5.00%, 5/15/2038 (c)	600,000	657,044
Lubbock, TX, General Obligation:
5.00%, 2/15/2025	2,575,000	2,695,083
5.00%, 2/15/2029	100,000	112,598
Midway Independent School District , General Obligation 5.00%, 8/15/2030 (c)	705,000	801,803
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	256,219
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	443,811
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	406,644
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	139,913

See accompanying notes to financial statements.
118

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2027	$ 200,000	$ 211,852
Series A, 3.00%, 9/1/2032	13,185,000	12,549,490
Northside, TX, Independent School District, General Obligation:
2.38%, 8/15/2045 (c)	605,000	421,909
4.00%, 8/15/2034 (c)	750,000	775,169
Northwest, TX, Independent School District, General Obligation:
3.00%, 2/15/2046 (c)	2,250,000	1,745,494
Permanent School Fund Guaranteed, 5.00%, 2/15/2042 (c)	380,000	407,210
Series B, 5.00%, 2/15/2023 (c)	230,000	230,501
Series B, 5.00%, 2/15/2026 (c)	260,000	271,852
Pasadena, TX, Independent School District, General Obligation 5.00%, 2/15/2024 (c)	500,000	511,644
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	1,490,000	1,621,525
Pecos Barstow Toyah Independent School District, General Obligation 4.00%, 2/15/2041 (c)	500,000	487,730
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2028 (c)	200,000	213,515
Port Authority of Houston of Harris County Texas 4.00%, 10/1/2046	6,125,000	5,515,354
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	161,926
5.00%, 8/1/2026 (c)	2,140,000	2,316,225
5.00%, 8/1/2031 (c)	480,000	537,240
Series A, 3.00%, 8/1/2033 (c)	500,000	480,267
Series A, 4.00%, 8/1/2032 (c)	500,000	532,972
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2030 (c)	1,080,000	1,233,807
Series A, 5.00%, 8/1/2031 (c)	610,000	693,899
Sabine-Neches Navigation District 4.63%, 2/15/2047	5,715,000	5,810,473
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	286,411
5.00%, 2/1/2025	125,000	130,786
5.00%, 2/1/2026	230,000	245,500
Security Description	Principal Amount	Value
5.00%, 2/1/2027	$ 375,000	$ 404,110
5.00%, 2/1/2041	260,000	272,407
5.00%, 2/1/2042	260,000	271,639
San Antonio, TX, Electric & Gas Systems Revenue 3.00%, 2/1/2037	540,000	463,598
San Antonio, TX, General Obligation 5.00%, 8/1/2037	320,000	349,850
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2033 (c)	1,000,000	1,040,220
4.00%, 8/15/2034 (c)	1,000,000	1,024,356
4.00%, 8/15/2035 (c)	620,000	632,523
4.00%, 8/15/2036 (c)	645,000	653,978
4.00%, 8/15/2040 (c)	610,000	595,096
4.00%, 8/15/2041 (c)	950,000	925,228
5.00%, 2/15/2027 (c)	510,000	533,891
5.00%, 8/15/2043 (c)	620,000	645,260
San Antonio, TX, Water System Revenue:
4.00%, 5/15/2034	865,000	903,831
Series A, 2.63%, 5/1/2049 (b)	550,000	547,444
Series A, 4.00%, 5/15/2040	875,000	864,330
Series A, 5.00%, 5/15/2026	50,000	53,669
Series A, 5.00%, 5/15/2029	210,000	225,293
Series A, 5.00%, 5/15/2030	500,000	536,129
Series A, 5.00%, 5/15/2032	800,000	884,416
Series A, 5.00%, 5/15/2039	545,000	592,622
Series A, 5.00%, 5/15/2042	2,065,000	2,206,243
Series C, 5.00%, 5/15/2026	200,000	214,675
Series C, 5.00%, 5/15/2030	160,000	173,192
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	458,666
Series A, 4.00%, 2/15/2041	515,000	500,512
Sanger Independent School District 4.00%, 8/15/2047 (c)	2,000,000	1,904,373
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	111,252
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	587,462
Socorro Independent School District, General Obligation 4.00%, 8/15/2045 (c)	2,195,000	2,115,050
Southwest Independent School District 3.00%, 2/1/2039	1,000,000	859,774

See accompanying notes to financial statements.
119

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Tarrant, TX, County College District, General Obligation:
2.00%, 8/15/2036	$ 1,700,000	$ 1,286,445
4.00%, 8/15/2033	1,170,000	1,237,603
5.00%, 8/15/2027	1,150,000	1,264,505
5.00%, 8/15/2031	1,695,000	1,953,577
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	245,964
5.00%, 3/1/2025	250,000	262,071
Series A, 2.00%, 9/1/2044	750,000	457,817
Series A, 4.00%, 9/1/2031	750,000	807,201
Texas A&M University Revenue:
Series A, 3.00%, 5/15/2039	2,050,000	1,707,745
Series A, 3.00%, 5/15/2040	750,000	613,998
Texas Public Finance Authority Revenue 4.00%, 2/1/2039	2,000,000	1,977,485
Texas State University System Series A, 4.00%, 3/15/2034	620,000	642,472
Texas Water Development Board Revenue:
3.00%, 10/15/2033	1,310,000	1,280,454
3.00%, 10/15/2037	5,025,000	4,466,957
3.00%, 10/15/2039	775,000	671,147
4.00%, 10/15/2032	500,000	522,343
4.00%, 10/15/2036	800,000	822,833
4.00%, 8/1/2037	1,150,000	1,167,158
4.00%, 10/15/2037	500,000	506,761
4.00%, 8/1/2038	2,240,000	2,264,923
4.00%, 10/15/2044	3,255,000	3,163,711
5.00%, 10/15/2023	700,000	711,608
5.00%, 4/15/2024	925,000	951,085
5.00%, 8/1/2026	500,000	541,174
5.00%, 10/15/2026	500,000	543,397
5.00%, 4/15/2030	610,000	685,800
5.00%, 10/15/2032	2,385,000	2,838,046
5.00%, 8/1/2037	650,000	698,512
5.00%, 10/15/2042	810,000	857,132
Series A, 4.00%, 10/15/2036	3,000,000	3,054,635
Texas, State A&M University Revenue:
Series A, 3.00%, 5/15/2038	2,655,000	2,249,032
Series C, 5.00%, 5/15/2025	220,000	231,941
Series E, 5.00%, 5/15/2027	160,000	175,335
Texas, State General Obligation:
5.00%, 4/1/2026	310,000	318,838
Series A, 4.00%, 10/1/2033	130,000	134,959
Series A, 5.00%, 4/1/2023	375,000	376,796
Series A, 5.00%, 10/1/2024	165,000	171,367
Series A, 5.00%, 4/1/2025	160,000	168,108
Series A, 5.00%, 4/1/2026	100,000	107,406
Series A, 5.00%, 10/1/2026	400,000	421,470
Series A, 5.00%, 10/1/2027	280,000	297,369
Series A, 5.00%, 10/1/2028	445,000	462,943
Series A, 5.00%, 4/1/2029	100,000	107,148
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2030	$ 105,000	$ 115,588
Series A, 5.00%, 10/1/2032	200,000	219,052
Series A, 5.00%, 4/1/2044	500,000	520,563
Series B, 5.00%, 10/1/2033	360,000	393,298
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	243,866
5.00%, 10/1/2024	265,000	275,685
Series A, 5.00%, 10/1/2026	275,000	298,023
Series A, 5.00%, 4/1/2033	260,000	266,962
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2023	200,000	200,809
Series A, 5.00%, 3/15/2026	735,000	780,468
Series A, 5.00%, 3/15/2029	140,000	151,375
Series A, 5.00%, 3/15/2033	500,000	536,521
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	764,421
3.00%, 10/15/2035	2,650,000	2,454,179
3.00%, 10/15/2039	600,000	519,598
4.00%, 8/1/2035	965,000	1,000,598
4.00%, 8/1/2036	150,000	152,496
4.00%, 10/15/2043	1,725,000	1,682,547
4.00%, 10/15/2044	2,635,000	2,561,099
4.00%, 10/15/2045	22,245,000	21,565,936
5.00%, 4/15/2024	220,000	226,204
5.00%, 4/15/2026	135,000	145,244
5.00%, 4/15/2027	90,000	97,744
5.00%, 4/15/2029	840,000	931,524
5.00%, 4/15/2031	770,000	878,473
5.00%, 10/15/2043	2,965,000	3,136,820
Series A, 4.00%, 10/15/2037	680,000	687,350
Series A, 4.00%, 10/15/2052	125,000	118,644
Series A, 5.00%, 4/15/2026	135,000	143,612
Series A, 5.00%, 4/15/2027	120,000	131,652
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	120,194
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	120,380
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
3.00%, 8/1/2032	530,000	523,846
5.00%, 8/1/2024	295,000	305,193
5.00%, 8/1/2025	335,000	354,632
5.00%, 8/1/2030	100,000	110,119
University of Houston, Revenue:
Series A, 3.00%, 2/15/2039	500,000	417,403
Series A, 3.00%, 2/15/2041	500,000	415,378
Series A, 4.00%, 2/15/2025	265,000	271,754
Series A, 5.00%, 2/15/2025	380,000	398,521

See accompanying notes to financial statements.
120

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2029	$ 500,000	$ 565,697
Series A, 5.00%, 2/15/2030	175,000	186,286
Series C, 5.00%, 2/15/2027	900,000	960,818
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	209,866
Series A, 5.00%, 4/15/2030	120,000	130,194
Series A, 5.00%, 4/15/2031	115,000	124,695
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	126,529
Series A, 5.00%, 7/1/2032	120,000	126,292
Series A, 5.25%, 7/1/2029	85,000	90,154
Series A, 5.50%, 7/1/2025	180,000	192,486
Series A, 5.50%, 7/1/2026	125,000	133,671
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	370,310
Series B, 5.00%, 7/1/2024	175,000	180,856
Series B, 5.00%, 7/1/2027	60,000	61,963
University of Texas, Revenue:
Series A, 5.00%, 8/15/2030	1,765,000	2,056,212
Series A, 5.00%, 8/15/2031	900,000	1,024,939
Series B, 5.00%, 8/15/2029	2,055,000	2,354,090
Series C, 3.00%, 8/15/2035	470,000	437,062
Series C, 5.00%, 8/15/2028	750,000	844,914
Series C, 5.00%, 8/15/2031	1,665,000	1,968,190
Series E, 5.00%, 8/15/2026	140,000	151,797
Series E, 5.00%, 8/15/2027	100,000	110,552
Series J, 5.00%, 8/15/2024	315,000	326,432
Series J, 5.00%, 8/15/2025	260,000	275,816
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	190,134
5.00%, 7/15/2026	280,000	301,513
5.00%, 7/15/2028	505,000	548,582
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	145,217
5.00%, 2/1/2024	125,000	127,923
Waller, TX, Consolidated Independent School District, General Obligation:
3.00%, 2/15/2040 (c)	915,000	754,680
4.00%, 2/15/2044 (c)	2,000,000	1,940,117
		445,071,132
UTAH — 0.7%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	102,563
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	540,438
Series B, 5.00%, 10/1/2027	145,000	159,873
Security Description	Principal Amount	Value
Central Valley Water Reclamation Facility Series C, 4.00%, 3/1/2047	$ 4,950,000	$ 4,743,471
City of Salt Lake City UT Public Utilities Revenue 5.00%, 2/1/2042	2,335,000	2,510,456
Intermountain Power Agency:
Series A, 5.00%, 7/1/2028	180,000	200,860
Series A, 5.00%, 7/1/2045	910,000	988,668
University of Texas, Revenue Series A, 5.00%, 8/1/2044	1,785,000	1,914,136
University of Utah, Revenue:
Series A, 4.00%, 8/1/2039	800,000	800,184
Series B, 5.00%, 8/1/2035	4,000,000	4,610,243
Series B-1, 5.00%, 8/1/2023	170,000	172,105
Utah, State General Obligation:
5.00%, 7/1/2023	425,000	429,442
5.00%, 7/1/2025	585,000	619,293
5.00%, 7/1/2026	1,430,000	1,546,177
5.00%, 7/1/2027	360,000	393,186
5.00%, 7/1/2028	925,000	1,039,729
5.00%, 7/1/2029	1,655,000	1,877,020
5.00%, 7/1/2031	655,000	741,733
Series B, 5.00%, 7/1/2023	600,000	606,272
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,755,087
5.00%, 12/15/2040	570,000	611,602
Series A, 5.00%, 6/15/2028	160,000	169,230
		26,531,768
VIRGINIA — 2.1%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	552,701
Arlington County, VA, General Obligation 4.00%, 6/15/2033	700,000	742,788
Chesterfield County, Economic Development Authority Revenue Series F, 2.00%, 4/1/2041	525,000	353,698
City of Richmond VA Public Utility Revenue 5.00%, 1/15/2024	760,000	777,077
County of Arlington VA Series A, 4.00%, 8/1/2038	5,190,000	5,330,260
County of Arlington VA, General Obligation Series A, 4.00%, 8/1/2035	900,000	941,148
County of Fairfax VA Sewer Revenue:
4.00%, 7/15/2040	1,610,000	1,651,492
5.00%, 7/15/2046	865,000	961,330
County of Fairfax VA, General Obligation:
Series A, 5.00%, 10/1/2034	695,000	796,105

See accompanying notes to financial statements.
121

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2037	$ 610,000	$ 677,429
County of Loudoun VA Series A, Class A, 5.00%, 12/1/2025	4,550,000	4,862,307
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2036	305,000	314,666
Series A, 5.00%, 10/1/2028	500,000	565,451
Series A, 5.00%, 10/1/2031	1,410,000	1,634,128
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	570,277
5.00%, 4/1/2041	675,000	719,444
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2040	2,030,000	1,989,151
Series A, 4.00%, 7/1/2045	885,000	842,293
Series A, 5.00%, 7/1/2033	1,000,000	1,114,021
Series A, 5.00%, 7/1/2036	1,000,000	1,114,021
Series A, 5.00%, 7/1/2038	650,000	724,114
Series A, 5.00%, 7/1/2042	2,495,000	2,663,758
Loudoun County Economic Development Authority 4.00%, 12/1/2031	4,950,000	5,254,931
Loudoun County Economic Development Authority Revenue 2.00%, 12/1/2038	2,000,000	1,413,683
Loudoun County, VA, General Revenue Series A, 4.00%, 12/1/2038	3,500,000	3,600,675
Northern Virginia Transportation Commission 5.00%, 6/1/2047	5,000,000	5,535,723
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	304,178
Virginia College Building Authority:
Series A, 3.00%, 2/1/2032	1,335,000	1,309,758
Series A, 4.00%, 2/1/2037	3,390,000	3,437,657
Virginia Public Building Authority:
Series A, 4.00%, 8/1/2040	810,000	805,825
Series B, 5.00%, 8/1/2030	1,500,000	1,742,507
Virginia, College Building Authority Revenue:
4.00%, 2/1/2036	1,220,000	1,250,640
5.00%, 2/1/2026	825,000	883,118
5.00%, 2/1/2028	500,000	555,371
5.00%, 2/1/2030	825,000	947,343
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,328,080
3.00%, 5/15/2041	300,000	244,022
3.25%, 5/15/2043	1,100,000	915,084
Security Description	Principal Amount	Value
4.00%, 5/15/2038	$ 340,000	$ 343,440
5.00%, 3/15/2028	575,000	635,004
5.00%, 9/15/2028	250,000	269,963
5.00%, 3/15/2032	130,000	143,183
Series A, 5.00%, 5/15/2032	585,000	645,837
Virginia, Public Building Authority Revenue Series B, 5.00%, 8/1/2026	750,000	810,428
Virginia, Public Building AuthorityRevenue 5.00%, 8/1/2024	4,000,000	4,138,838
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	3,194,259
3.00%, 2/1/2038	1,000,000	877,583
4.00%, 2/1/2038	2,660,000	2,661,717
4.00%, 2/1/2040	680,000	669,587
5.00%, 2/1/2024	320,000	327,516
5.00%, 2/1/2025	155,000	162,186
Series A, 5.00%, 2/1/2023	150,000	150,214
Series A, 5.00%, 2/1/2027	500,000	545,365
Series A, 5.00%, 9/1/2028	60,000	64,787
Series D, 5.00%, 2/1/2023	250,000	250,357
Series D, 5.00%, 2/1/2024	210,000	214,933
Virginia, State General Obligation Series B, 5.00%, 6/1/2026	900,000	971,443
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	201,341
Series A, 4.00%, 8/1/2034	820,000	855,682
Series A, 4.00%, 8/1/2035	260,000	269,703
Series A, 4.00%, 8/1/2038	750,000	764,777
Series A, 5.00%, 8/1/2025	2,100,000	2,223,068
Series A, 5.00%, 8/1/2029	150,000	165,019
Series A-2, 4.00%, 8/1/2039	2,000,000	2,032,500
Series B, 5.00%, 8/1/2028	755,000	844,945
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	185,345
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2027	515,000	546,525
5.00%, 11/1/2045	160,000	169,328
		84,761,127
WASHINGTON — 4.7%
Auburn, WA, School District No. 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	461,000
3.00%, 12/1/2038	615,000	532,439
4.00%, 12/1/2036	720,000	734,250
5.00%, 12/1/2028	500,000	553,685
5.00%, 12/1/2029	150,000	166,033

See accompanying notes to financial statements.
122

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2031	$ 1,000,000	$ 1,101,561
Central Puget Sound Regional Transit Authority Series S1, 4.00%, 11/1/2046	1,080,000	1,024,254
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	185,000	196,896
Series S-1, 5.00%, 11/1/2027	85,000	90,514
Series S-1, 5.00%, 11/1/2028	1,405,000	1,580,845
Series S-1, 5.00%, 11/1/2035	440,000	469,900
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 7/1/2026	750,000	809,629
5.00%, 9/1/2029	1,470,000	1,677,500
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	875,000	894,991
City of Tacoma WA Electric System Revenue 5.00%, 1/1/2046	1,800,000	1,948,752
Clark County School District No. 114 Evergreen, General Obligation:
5.00%, 12/1/2030	1,390,000	1,605,459
5.00%, 12/1/2031	2,000,000	2,301,802
5.00%, 12/1/2032	500,000	572,979
Clark County School District No. 37 Vancouver, General Obligation 4.00%, 12/1/2034	570,000	597,795
County of King WA, General Obligation 5.00%, 7/1/2029	560,000	585,285
Energy Northwest 5.00%, 7/1/2040	14,460,000	15,912,465
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	3,090,000	2,965,270
5.00%, 7/1/2025	180,000	190,194
5.00%, 7/1/2026	1,135,000	1,211,565
5.00%, 7/1/2028	645,000	719,749
5.00%, 7/1/2030	625,000	718,408
5.00%, 7/1/2033	2,300,000	2,691,208
5.00%, 7/1/2037	1,285,000	1,414,541
5.00%, 7/1/2038	1,200,000	1,308,880
Series A, 5.00%, 7/1/2025	205,000	216,610
Series A, 5.00%, 7/1/2027	1,165,000	1,253,786
Series A, 5.00%, 7/1/2028	560,000	613,658
Series A, 5.00%, 7/1/2033	1,065,000	1,169,127
Series C, 5.00%, 7/1/2027	125,000	129,220
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	190,194
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	490,414
Security Description	Principal Amount	Value
Franklin County School District No. 1 Pasco 5.00%, 12/1/2030	$ 535,000	$ 589,593
Grant County, Public Utility District No. 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (b)	500,000	495,364
King & Snohomish Counties School District No. 417 Northshore, General Obligation 5.00%, 12/1/2036	3,000,000	3,272,908
King County Housing Authority 3.50%, 5/1/2038	500,000	459,174
King County School District No. 210 Federal Way, General Obligation 5.00%, 12/1/2032	500,000	566,834
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	468,840
5.00%, 12/1/2027	700,000	760,255
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	141,493
5.00%, 12/1/2029	300,000	325,243
King County, School District No. 411 Issaquah, General Obligation:
5.00%, 12/1/2028	100,000	108,647
5.00%, 12/1/2031	100,000	110,011
5.00%, 12/1/2032	300,000	329,168
King County, School District No. 414, Lake Washington, General Obligation 4.00%, 12/1/2026	110,000	114,240
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	177,746
5.00%, 7/1/2027	160,000	167,238
5.00%, 7/1/2031	225,000	235,134
Series A, Class A, 5.00%, 1/1/2030	1,990,000	2,283,409
Series E, 5.00%, 12/1/2028	225,000	239,792
Series E, 5.00%, 12/1/2029	305,000	325,228
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	212,289
Series B, 0.88%, 1/1/2042 (b)	850,000	777,824
Series B, 5.00%, 7/1/2027	125,000	128,960
Series B, 5.00%, 7/1/2041	100,000	105,215
North Texas, TX, Municipal Water District, Water System Revenue 4.00%, 12/1/2034	545,000	565,589

See accompanying notes to financial statements.
123

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	$ 120,000	$ 127,681
5.00%, 12/1/2034	100,000	104,197
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	542,897
5.00%, 12/1/2031	1,750,000	1,989,164
Port of Seattle WA Revenue:
Series A, 5.00%, 8/1/2029	3,000,000	3,361,150
Series A, 5.00%, 8/1/2032	2,250,000	2,613,686
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	203,494
4.00%, 4/1/2041	200,000	199,178
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	103,001
Series A, 5.00%, 6/1/2023	100,000	100,843
Series A, 5.00%, 6/1/2024	225,000	232,005
Series A, 5.00%, 12/1/2027	2,500,000	2,773,286
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	102,913
5.00%, 8/1/2030	200,000	217,662
Spokane County School District No. 354 Mead, General Obligation 5.00%, 12/1/2035	490,000	531,330
Spokane County School District No. 356 Central Valley 4.00%, 12/1/2031	7,605,000	7,975,835
State of Washington:
Series A-2, 5.00%, 8/1/2042	2,975,000	3,281,616
Series A-3, 5.00%, 8/1/2044	9,000,000	9,869,397
Series F, 5.00%, 6/1/2039	4,975,000	5,496,784
Series R, 4.00%, 7/1/2026	2,000,000	2,092,669
State of Washington, General Obligation:
5.00%, 2/1/2027	500,000	545,972
5.00%, 2/1/2029	500,000	566,525
5.00%, 2/1/2030	910,000	1,048,747
5.00%, 8/1/2033	500,000	575,033
5.00%, 2/1/2034	770,000	846,911
5.00%, 8/1/2036	585,000	644,364
5.00%, 6/1/2037	750,000	838,763
5.00%, 8/1/2038	2,500,000	2,759,989
5.00%, 6/1/2039	505,000	548,251
5.00%, 6/1/2040	2,280,000	2,475,745
5.00%, 2/1/2041	1,345,000	1,450,181
5.00%, 6/1/2042	500,000	546,176
5.00%, 6/1/2043	1,470,000	1,592,110
5.00%, 2/1/2045	500,000	534,684
Series A, 5.00%, 8/1/2037	500,000	542,382
Series A, 5.00%, 8/1/2040	2,855,000	3,144,110
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2042	$ 3,905,000	$ 4,205,436
Series A, Class A, 5.00%, 8/1/2043	590,000	636,288
Series A, 5.00%, 8/1/2044	515,000	554,021
Series A-1, 5.00%, 8/1/2031	5,395,000	6,347,025
Series A-2, 5.00%, 8/1/2043	4,280,000	4,707,668
Series A-3, 5.00%, 8/1/2046	11,270,000	12,252,558
Series C, 5.00%, 2/1/2023	500,000	500,748
Series C, 5.00%, 2/1/2028	2,485,000	2,765,185
Series C, 5.00%, 2/1/2039	525,000	567,865
Series C, 5.00%, 2/1/2041	1,230,000	1,354,102
Series C, 5.00%, 2/1/2042	720,000	784,232
Series C, 5.00%, 2/1/2043	550,000	602,545
Series C, 5.00%, 2/1/2044	2,950,000	3,222,481
Series D, 5.00%, 6/1/2036	690,000	755,611
Series F, 5.00%, 6/1/2044	3,190,000	3,467,274
Series R-2018D, 5.00%, 8/1/2030	875,000	954,360
Series R-2020B, 5.00%, 1/1/2026	730,000	780,109
Series R-2020C, 5.00%, 7/1/2027	550,000	605,389
Series -R-2020D, 5.00%, 7/1/2025	750,000	793,407
Series R-2021C, 4.00%, 8/1/2035	800,000	829,857
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	666,987
Series A, 5.00%, 12/1/2031	295,000	318,685
Series A, 5.00%, 12/1/2032	360,000	387,659
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	290,248
Series A, 5.00%, 4/1/2046	1,800,000	1,962,180
Series C, 5.00%, 4/1/2032	1,750,000	1,997,205
Series C, 5.00%, 4/1/2034	745,000	844,417
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	101,209
5.00%, 6/1/2029	650,000	740,734
5.00%, 8/1/2033	255,000	277,101
5.00%, 6/1/2034	1,840,000	2,101,223
5.00%, 6/1/2035	925,000	1,042,216
Series 2016A, 5.00%, 7/1/2024	165,000	170,497
Series 2017-A, 5.00%, 8/1/2030	500,000	536,043
Series 2020A, 5.00%, 8/1/2044	1,225,000	1,303,375
Series A, 5.00%, 8/1/2027	225,000	237,678
Series A, 5.00%, 8/1/2031	330,000	353,556
Series A, 5.00%, 8/1/2034	300,000	319,627
Series A, 5.00%, 8/1/2035	400,000	430,939
Series A-1, 5.00%, 8/1/2033	120,000	125,992
Series A-1, 5.00%, 8/1/2034	300,000	314,296

See accompanying notes to financial statements.
124

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2040	$ 300,000	$ 310,678
Series B, 4.00%, 8/1/2026	675,000	706,967
Series B, 5.00%, 7/1/2024	115,000	118,831
Series B, 5.00%, 2/1/2029	135,000	140,980
Series B, 5.00%, 7/1/2031	355,000	376,527
Series B, 5.00%, 7/1/2033	285,000	301,610
Series C, 5.00%, 2/1/2023	100,000	100,150
Series C, 5.00%, 2/1/2032	105,000	111,438
Series C, 5.00%, 2/1/2035	450,000	466,705
Series C, 5.00%, 2/1/2042	500,000	527,187
Series D, 5.00%, 2/1/2029	250,000	266,391
Series D, 5.00%, 2/1/2040	620,000	654,136
Series R, 5.00%, 7/1/2026	120,000	125,238
Series R-2015, 4.00%, 7/1/2026	450,000	458,144
Series R-2015E, 5.00%, 7/1/2024	175,000	180,830
Series R-2015E, 5.00%, 7/1/2025	315,000	328,937
Series R-2015E, 5.00%, 7/1/2026	65,000	67,837
Series R-2017A, 5.00%, 8/1/2023	100,000	101,209
Series R-2017A, 5.00%, 8/1/2027	500,000	538,867
Series R-2017C, 5.00%, 8/1/2024	350,000	362,368
Series R-2017C, 5.00%, 8/1/2025	135,000	143,085
Series R-2018D, 5.00%, 8/1/2027	500,000	551,212
Series R-2018D, 5.00%, 8/1/2029	290,000	317,605
Series R-H, 5.00%, 7/1/2026	110,000	114,802
		191,219,545
WEST VIRGINIA — 0.3%
State of West Virginia, General Obligation:
5.00%, 6/1/2027	800,000	879,157
5.00%, 12/1/2029	1,295,000	1,458,608
5.00%, 12/1/2032	705,000	796,982
5.00%, 6/1/2034	575,000	644,442
West Virginia, Parkways Authority Revenue:
5.00%, 6/1/2039	565,000	622,100
5.00%, 6/1/2040	750,000	821,263
5.00%, 6/1/2043	2,000,000	2,097,524
West Virginia, State General Obligation:
5.00%, 12/1/2035	1,010,000	1,102,374
5.00%, 6/1/2044	500,000	532,732
Series A, 5.00%, 6/1/2024	140,000	144,378
Series A, 5.00%, 6/1/2025	230,000	242,565
Series A, 5.00%, 6/1/2026	130,000	140,099
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	729,858
Security Description	Principal Amount	Value
Series B-GROUP 2, 4.00%, 12/1/2042	$ 475,000	$ 460,937
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,067,250
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	795,271
		12,535,540
WISCONSIN — 1.3%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	2,443,376
City of Madison WI Series A, 4.00%, 10/1/2032	5,925,000	6,318,461
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	110,930
Series A, 4.00%, 10/1/2025	690,000	714,487
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	473,875
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	127,654
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	317,279
State of Wisconsin, General Obligation:
4.00%, 5/1/2042	2,500,000	2,473,040
5.00%, 5/1/2026	500,000	538,762
5.00%, 5/1/2034	575,000	601,294
5.00%, 5/1/2036	2,670,000	2,971,703
5.00%, 5/1/2037	605,000	669,388
Series 2, 5.00%, 11/1/2026	755,000	821,834
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,264,563
Series 4, 5.00%, 5/1/2031	4,000,000	4,710,216
Series 4, 5.00%, 5/1/2036	6,000,000	6,915,208
Series A, Class A, 4.00%, 5/1/2041	3,025,000	3,012,542
Series A, 5.00%, 5/1/2027	2,375,000	2,610,930
Series B, 5.00%, 5/1/2034	850,000	960,318
Wisconsin Department of Transportation, Revenue Series A, 3.00%, 7/1/2040	675,000	578,791
Wisconsin, Revenue:
Series B, 5.00%, 5/1/2032	550,000	584,861
Series B, 5.00%, 5/1/2033	115,000	122,139
Series B, 5.00%, 5/1/2034	275,000	291,357
Series B, 5.00%, 5/1/2035	350,000	369,683
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	211,860
Series A, 3.00%, 7/1/2041	805,000	681,584
Series A, 4.00%, 7/1/2038	750,000	759,257
Series A, 5.00%, 7/1/2031	320,000	328,673

See accompanying notes to financial statements.
125

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	$ 140,000	$ 147,682
Series A, 5.00%, 6/1/2027	330,000	347,792
Series A, 5.00%, 6/1/2036	1,520,000	1,682,053
Series A, 5.00%, 6/1/2037	750,000	825,294
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	89,573
5.00%, 5/1/2027	135,000	142,138
5.00%, 11/1/2028	205,000	224,597
5.00%, 5/1/2029	160,000	168,349
Series 1, 5.00%, 5/1/2024	110,000	110,724
Series 1, 5.00%, 11/1/2027	775,000	815,800
Series 1, 5.00%, 5/1/2030	2,000,000	2,313,047
Series 3, 5.00%, 11/1/2027	660,000	723,202
Series 3, 5.00%, 11/1/2031	530,000	580,964
Series 4, 5.00%, 5/1/2025	375,000	390,378
Series A, 5.00%, 5/1/2026	355,000	365,710
Series A, 5.00%, 5/1/2027	1,045,000	1,095,626
Series B, 4.00%, 5/1/2023	355,000	356,233
Series D, 5.00%, 5/1/2032	120,000	123,448
		52,486,675
WYOMING — 0.1%
University of Wyoming, Revenue:
4.00%, 6/1/2043 (c)	1,550,000	1,494,283
4.00%, 6/1/2044 (c)	735,000	703,409
Wyoming Community Development Authority, Revenue Series 2, 2.10%, 12/1/2035	500,000	392,783
		2,590,475
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,245,431,660)		4,017,816,115

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (e) (f) (Cost $1,325,516)	1,325,516	$ 1,325,516
TOTAL INVESTMENTS — 98.9% (Cost $4,246,757,176)		4,019,141,631
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		43,273,487
NET ASSETS — 100.0%		$ 4,062,415,118
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.4%
Assured Guaranty Municipal Corp.	0.3%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,017,816,115	$—	$ 4,017,816,115
Short-Term Investment	1,325,516	—	—	1,325,516
TOTAL INVESTMENTS	$1,325,516	$4,017,816,115	$—	$4,019,141,631
See accompanying notes to financial statements.
126

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,639,766	$3,639,766	$914,608,429	$916,922,679	$—	$—	1,325,516	$1,325,516	$445,673
See accompanying notes to financial statements.
127

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 0.4%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series B, 5.00%, 9/1/2024	$ 3,560,000	$ 3,694,252
Series B, 5.00%, 9/1/2026	3,375,000	3,663,920
Alabama, Public School and College Authority Revenue:
Series A, 5.00%, 11/1/2025	670,000	713,272
Series A, 5.00%, 11/1/2026	4,915,000	5,340,730
Jefferson, AL Revenue 5.00%, 9/15/2025	1,100,000	1,161,779
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2024	2,750,000	2,821,254
University of Alabama Revenue 5.00%, 7/1/2024	725,000	748,078
		18,143,285
ALASKA — 0.0% (a)
Alaska Municipal Bond Bank Authority Revenue 5.00%, 12/1/2027	1,945,000	2,120,146
ARIZONA — 1.1%
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	1,000,000	1,055,396
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	210,000	210,000
5.00%, 1/1/2024	6,275,000	6,410,373
5.00%, 1/1/2025	4,670,000	4,884,034
5.00%, 1/1/2026	2,010,000	2,150,966
Series A, 5.00%, 1/1/2026	8,350,000	8,935,605
Arizona, State Certificate Participation Series A, 5.00%, 10/1/2023	760,000	771,791
Gilbert Water Resource Municipal Property Corp.:
5.00%, 7/15/2026	4,750,000	5,131,596
5.00%, 7/15/2027	4,500,000	4,956,799
Maricopa County Unified School District No 4 Mesa Series E, 5.00%, 7/1/2027	3,750,000	4,122,644
Maricopa County Unified School District No 69 Paradise Valley Series D, 5.00%, 7/1/2024	700,000	722,801
Maricopa County, AZ, Special Health Care District, General Obligation Series D, 5.00%, 7/1/2026	3,200,000	3,442,221
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	5,390,587
		48,184,813
Security Description	Principal Amount	Value
CALIFORNIA — 19.0%
Anaheim Housing & Public Improvements Authority Revenue Series A, 5.00%, 10/1/2026	$ 500,000	$ 543,721
Bay Area Toll Authority Revenue 2.85%, 4/1/2047 (b)	490,000	485,523
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	4,500,000	4,872,532
Series 2016, 5.00%, 10/1/2023	500,000	508,312
Series B-2, 3.00%, 10/1/2047 (b)	5,600,000	5,610,770
California State Public Works Board Revenue:
5.00%, 11/1/2024	9,090,000	9,474,331
5.00%, 9/1/2026	1,475,000	1,602,345
Series A, 5.00%, 8/1/2025	3,065,000	3,251,701
Series A, 5.00%, 2/1/2026	25,020,000	26,851,604
Series B, 5.00%, 5/1/2024	1,200,000	1,235,743
Series B, 5.00%, 10/1/2024	905,000	941,333
Series B, 5.00%, 5/1/2025	1,475,000	1,555,727
Series B, 5.00%, 5/1/2026	2,100,000	2,265,588
Series C, 5.00%, 11/1/2024	7,290,000	7,598,226
Series C, 5.00%, 11/1/2026	5,000,000	5,450,234
Series C, 5.00%, 11/1/2028	2,500,000	2,833,085
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	3,500,000	3,423,485
Series A, 2.63%, 4/1/2045 (b)	425,000	416,473
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	125,566
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2025	800,000	856,305
5.00%, 12/1/2026	670,000	732,624
Series BB, 5.00%, 12/1/2024	12,730,000	13,327,297
Series BB, 5.00%, 12/1/2025	8,165,000	8,739,667
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	765,756
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	9,491,155
4.00%, 4/1/2024	10,000,000	10,151,534
4.00%, 10/1/2024	37,530,000	38,303,272
4.00%, 10/1/2025	8,750,000	9,079,388
4.00%, 3/1/2026	5,000,000	5,209,092
5.00%, 8/1/2023	105,000	106,294
5.00%, 9/1/2023	325,000	329,459
5.00%, 11/1/2023	500,000	508,900

See accompanying notes to financial statements.
128

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2024	$ 16,050,000	$ 16,487,692
5.00%, 8/1/2024	20,120,000	20,830,974
5.00%, 9/1/2024	510,000	529,570
5.00%, 10/1/2024	5,500,000	5,716,989
5.00%, 11/1/2024	3,000,000	3,124,658
5.00%, 12/1/2024	1,100,000	1,148,049
5.00%, 4/1/2025	6,700,000	7,057,476
5.00%, 8/1/2025	810,000	859,965
5.00%, 10/1/2025	3,600,000	3,837,091
5.00%, 11/1/2025	29,970,000	32,006,983
5.00%, 12/1/2025	13,000,000	13,911,183
5.00%, 4/1/2026	1,095,000	1,179,277
5.00%, 8/1/2026	8,040,000	8,719,268
5.00%, 10/1/2026	43,770,000	47,630,046
5.00%, 12/1/2026	17,500,000	19,108,395
California, State University Revenue Series B-2-REMK, 0.55%, 11/1/2049 (b)	4,000,000	3,502,616
Chabot-Las Positas Community College District, General Obligation Series B, 5.00%, 8/1/2024	5,960,000	6,184,653
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	34,030,000	35,224,031
City of Long Beach CA Harbor Revenue:
5.00%, 5/15/2025	7,700,000	8,134,292
5.00%, 5/15/2026	1,445,000	1,561,670
City of Los Angeles CA Wastewater System Revenue Series B, 5.00%, 6/1/2027	2,695,000	2,981,787
City of Los Angeles Department of Airports Series C, 5.00%, 5/15/2024	600,000	617,969
East Side Union High School District, General Obligation Series C, 2.00%, 8/1/2025	10,000,000	9,733,512
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2025	6,900,000	7,303,489
5.00%, 6/1/2027	2,175,000	2,404,534
Series A, 5.00%, 6/1/2023	735,000	741,469
Series A, 5.00%, 7/1/2025	4,080,000	4,328,311
Series A, 5.00%, 6/1/2026	4,500,000	4,875,602
Series A, 5.00%, 7/1/2026	4,280,000	4,645,626
Los Angeles Department of Water & Power:
Series A, 5.00%, 7/1/2027	2,000,000	2,215,731
Series C, 5.00%, 7/1/2027	1,080,000	1,196,495
Series E, 5.00%, 7/1/2027	1,875,000	2,077,248
Series E, 5.00%, 7/1/2028	1,500,000	1,694,248
Security Description	Principal Amount	Value
Los Angeles Department of Water & Power Water System Revenue Series D, 5.00%, 7/1/2027	$ 590,000	$ 654,701
Los Angeles Unified School District/CA Series QRR, 5.00%, 7/1/2027	4,000,000	4,420,700
Los Angeles, CA, Community College District, General Obligation Series I, 3.00%, 8/1/2023	250,000	250,365
Los Angeles, CA, Department of Airports Revenue Series B, 5.00%, 5/15/2026	2,385,000	2,571,962
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2026	9,570,000	10,375,196
Series B, 5.00%, 7/1/2024	18,400,000	19,062,280
Series B, 5.00%, 7/1/2026	1,440,000	1,559,678
Series C, 5.00%, 7/1/2025	3,715,000	3,940,171
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2024	7,245,000	7,479,707
Series A, 5.00%, 6/1/2023	660,000	665,782
Los Angeles, CA, Municipal Improvement Corp. Revenue Series A, 5.00%, 11/1/2024	7,210,000	7,415,238
Los Angeles, CA, Unified School District, General Obligation:
5.00%, 7/1/2024	9,840,000	10,170,750
5.00%, 7/1/2025	6,480,000	6,871,148
5.00%, 7/1/2026	2,820,000	3,054,997
5.00%, 7/1/2027	3,075,000	3,398,413
Series A, 5.00%, 7/1/2023	250,000	252,601
Series A, 5.00%, 7/1/2024	19,225,000	19,871,206
Series A, 5.00%, 7/1/2025	9,015,000	9,559,166
Series A, 5.00%, 7/1/2026	25,590,000	27,722,474
Los Rios, CL, Community College District, General Obligation 3.00%, 8/1/2024	1,000,000	1,001,299
Marin Community College District, General Obligation Series B, 4.00%, 8/1/2040	500,000	528,604
Metropolitan Water District of Southern California:
Series A, 5.00%, 10/1/2027 (c)	1,250,000	1,395,331
Series B, 3.00%, 7/1/2026	4,000,000	4,070,082
Series B, 3.00%, 7/1/2027	6,735,000	6,883,187
Metropolitan Water District of Southern California Revenue:
Series A, 2.50%, 7/1/2025	1,250,000	1,245,910
Series A, 5.00%, 7/1/2024	2,245,000	2,319,794
Series B, 4.00%, 10/1/2024	3,000,000	3,072,812

See accompanying notes to financial statements.
129

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 10/1/2025	$ 1,465,000	$ 1,520,536
Series B, 5.00%, 8/1/2024	555,000	573,604
Series C, 5.00%, 7/1/2024	2,000,000	2,069,604
Municipal Improvement Corp. of Los Angeles, Revenue:
5.00%, 11/1/2025	1,955,000	2,084,567
5.00%, 11/1/2026	9,470,000	10,311,909
Series A, 5.00%, 11/1/2024	650,000	677,956
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	72,230,000	75,065,064
Orange County, FL, Tourist Development Tax Revenue 5.00%, 2/15/2024	6,300,000	6,459,304
Riverside County Transportation Commission Revenue:
Series B, 5.00%, 6/1/2025	1,000,000	1,057,755
Series B, 5.00%, 6/1/2026	6,545,000	7,082,366
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,559,603
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series E, 5.00%, 8/15/2024	3,610,000	3,747,402
Series E, 5.00%, 8/15/2025	785,000	835,211
Series F, 5.00%, 8/15/2025	3,125,000	3,324,885
San Diego County Water Authority Revenue Series A-REV, 5.00%, 5/1/2026	2,250,000	2,434,899
San Francisco Unified School District 5.00%, 6/15/2027	5,000,000	5,527,610
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,637,568
Series C-1, 5.00%, 8/1/2025	1,695,000	1,799,556
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C, 5.00%, 11/1/2047	3,325,000	3,465,583
San Francisco, Unified School District, General Obligation:
4.00%, 6/15/2024	3,605,000	3,675,525
4.00%, 6/15/2025	10,740,000	11,078,108
Series B, 4.00%, 6/15/2024	2,445,000	2,492,832
San Juan, Unified School District, General Obligation:
3.00%, 8/1/2024	7,045,000	7,059,547
3.00%, 8/1/2025	2,500,000	2,517,556
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	4,905,000	5,208,827
Security Description	Principal Amount	Value
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	$ 525,000	$ 528,911
Sonoma County Junior College District Series C, 5.00%, 8/1/2027	1,250,000	1,384,859
Southern California, Metropolitan Water District Revenue Series B, 4.00%, 8/1/2023	255,000	256,408
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	5,878,681
5.00%, 7/1/2025	2,400,000	2,544,272
5.00%, 7/1/2026	750,000	813,284
Series A, 5.00%, 6/1/2025	2,220,000	2,349,283
State of California 4.00%, 10/1/2024	500,000	510,302
State of California, General Obligation:
4.00%, 3/1/2027	8,995,000	9,479,344
5.00%, 9/1/2024	10,000,000	10,373,805
5.00%, 4/1/2026	1,000,000	1,076,966
5.00%, 9/1/2026	6,150,000	6,680,965
5.00%, 11/1/2026	3,050,000	3,324,643
5.00%, 10/1/2027	24,000,000	26,642,479
5.00%, 11/1/2027	3,500,000	3,891,656
Series A, 5.00%, 11/1/2027	5,645,000	6,276,685
University of California Series AY, 5.00%, 5/15/2025	1,145,000	1,210,932
University of California, Revenue Series BE, 5.00%, 5/15/2024	1,500,000	1,546,724
		867,069,071
COLORADO — 1.2%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation 5.00%, 12/1/2027	1,500,000	1,663,971
City of Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2026	2,550,000	2,773,002
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,085,102
Series A, 5.00%, 11/15/2025	1,050,000	1,118,811
County of Denver, CO, General Obligation Series B, 5.00%, 8/1/2026	5,000,000	5,411,741
Douglas County School District No Re-1 Douglas & Elbert Counties, General Obligation 5.00%, 12/15/2027	5,000,000	5,550,612
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,359,589

See accompanying notes to financial statements.
130

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	$ 3,215,000	$ 3,280,593
5.00%, 12/15/2024	3,900,000	4,071,249
5.00%, 12/15/2025	4,225,000	4,511,678
5.00%, 12/15/2026	4,650,000	5,066,799
State of Colorado Series A, 5.00%, 12/15/2027	1,750,000	1,938,429
State of Colorado Certificate Participation:
Series A, 5.00%, 12/15/2024	750,000	782,787
Series A, 5.00%, 12/15/2025	3,250,000	3,466,709
University of Colorado, Revenue Series A-2, 5.00%, 6/1/2026	3,105,000	3,346,212
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2027	3,070,000	3,405,595
		53,832,879
CONNECTICUT — 4.8%
Connecticut, State Health & Educational Facility Authority Revenue:
1.10%, 7/1/2033 (b)	2,815,000	2,661,967
1.10%, 7/1/2049 (b)	10,000,000	9,456,366
Series 2010-A, 0.25%, 7/1/2049 (b)	5,800,000	5,573,497
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	12,000,000	11,390,764
Series A, 5.00%, 7/1/2025	1,860,000	1,969,960
Series S-RE, 5.00%, 7/1/2027	6,000,000	6,631,049
State of Connecticut:
Series D, 5.00%, 9/15/2026	1,500,000	1,623,073
Series D, 5.00%, 9/15/2027	3,680,000	4,047,376
Series E, 5.00%, 11/15/2025	7,000,000	7,454,749
Series E, 5.00%, 11/15/2026	5,510,000	5,981,291
Series E, 5.00%, 11/15/2027	3,925,000	4,329,670
Series G, 5.00%, 11/15/2024	10,000,000	10,416,226
State of Connecticut Clean Water Fund - State Revolving Fund Revenue:
Series A, 5.00%, 2/1/2025	1,345,000	1,408,743
Series B, 5.00%, 6/1/2024	3,645,000	3,760,523
State of Connecticut, General Obligation:
4.00%, 1/15/2027	7,595,000	7,937,384
Series 2021 A, 3.00%, 1/15/2026	5,000,000	5,034,788
Series 2021 A, 4.00%, 1/15/2026	6,650,000	6,888,409
Series A, 3.00%, 4/15/2024	500,000	501,296
Series A, 5.00%, 4/15/2026	12,895,000	13,839,828
Series B, 3.00%, 6/1/2025	1,750,000	1,757,566
Series B, 4.00%, 6/1/2026	7,445,000	7,744,154
Series B, 5.00%, 2/15/2025	4,805,000	5,032,108
Security Description	Principal Amount	Value
Series B, 5.00%, 4/15/2025	$ 505,000	$ 530,826
Series B, 5.00%, 2/15/2026	12,000,000	12,836,858
Series B, 5.00%, 4/15/2026	4,545,000	4,878,016
Series B, 5.00%, 2/15/2027	2,000,000	2,176,544
Series C, 4.00%, 6/1/2026	1,075,000	1,118,196
Series C, 4.00%, 6/1/2028	7,140,000	7,544,747
Series D, 5.00%, 7/15/2024	1,500,000	1,550,251
Series D, 5.00%, 7/15/2025	3,500,000	3,699,689
Series D, 5.00%, 7/15/2026	15,945,000	17,197,996
Series F, 5.00%, 9/15/2024	1,815,000	1,883,074
Series F, 5.00%, 9/15/2025	6,065,000	6,434,843
Series F, 5.00%, 9/15/2026	1,405,000	1,520,279
State of Connecticut, Special Tax Revenue:
4.00%, 5/1/2024	2,000,000	2,032,154
5.00%, 1/1/2024	655,000	668,937
5.00%, 1/1/2025	815,000	852,029
5.00%, 5/1/2025	750,000	789,657
5.00%, 10/1/2025	935,000	993,764
5.00%, 5/1/2026	1,230,000	1,323,319
5.00%, 11/1/2026	2,525,000	2,743,712
5.00%, 11/1/2027	2,045,000	2,260,126
Series A, 5.00%, 5/1/2025	2,105,000	2,216,304
Series A, 5.00%, 7/1/2027	2,500,000	2,746,205
Series B, 5.00%, 7/1/2027	3,500,000	3,844,687
Series C, 5.00%, 1/1/2026	500,000	534,321
Town of Greenwich CT 5.00%, 1/15/2025	2,000,000	2,095,537
Town of Greenwich CT, General Obligation 5.00%, 1/15/2027	5,130,000	5,617,489
University of Connecticut Series A, 5.00%, 2/15/2026	2,670,000	2,853,724
		218,384,071
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,097,895
5.00%, 3/1/2024	880,000	902,376
5.00%, 2/1/2025	2,780,000	2,915,201
5.00%, 2/1/2026	7,425,000	7,968,552
Series A, 5.00%, 10/1/2024	3,500,000	3,638,692
Series A, 5.00%, 1/1/2025	3,265,000	3,415,289
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	253,971
State of Delaware, General Obligation 5.00%, 2/1/2028	1,500,000	1,675,931
University of Delaware 5.00%, 11/1/2025	555,000	590,533
		28,458,440

See accompanying notes to financial statements.
131

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 1.7%
District of Columbia:
Series C, 5.00%, 12/1/2026	$ 3,845,000	$ 4,190,901
Series C, 5.00%, 12/1/2027	7,250,000	8,056,655
Series E, 5.00%, 2/1/2025	525,000	550,207
District of Columbia, General Obligation:
4.00%, 2/1/2026	2,200,000	2,291,041
4.00%, 2/1/2027	1,350,000	1,421,723
Series A, 5.00%, 10/15/2026	5,000,000	5,435,855
Series B, 5.00%, 6/1/2026	1,695,000	1,828,976
Series D, 5.00%, 6/1/2024	505,000	520,864
Series D, 5.00%, 6/1/2026	7,495,000	8,087,420
District of Columbia, Revenue:
Series A, 5.00%, 3/1/2023	505,000	506,608
Series A, 5.00%, 3/1/2024	1,780,000	1,825,055
Series A, 5.00%, 3/1/2025	6,040,000	6,339,431
Series A, 5.00%, 3/1/2026	9,340,000	10,026,567
Series C, 5.00%, 10/1/2026	5,000,000	5,431,621
District of Columbia, Water & Sewer Authority Revenue Series C, VRN, 1.75%, 10/1/2054 (b)	8,250,000	7,973,552
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A, 5.00%, 7/15/2027	3,000,000	3,297,798
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 5.00%, 7/15/2024	2,000,000	2,067,305
Series A, 5.00%, 7/15/2025	2,635,000	2,783,349
Washington, Metropolitan Airports Authority Revenue Series B, 5.00%, 10/1/2024	2,000,000	2,066,800
Washington, Metropolitan Area Transit Authority Revenue Series A-1, 5.00%, 7/1/2025	500,000	527,822
		75,229,550
FLORIDA — 2.6%
Alachua County School Board 5.00%, 7/1/2026 (d)	325,000	345,805
Central Florida Expressway Authority Revenue 5.00%, 7/1/2026 (d)	500,000	537,847
City of Fort Myers FL Utility System Revenue Series A, 5.00%, 10/1/2027 (d)	2,390,000	2,621,751
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,298,231
Florida Department of Environmental Protection Series A, 5.00%, 7/1/2027	1,030,000	1,129,607
Security Description	Principal Amount	Value
Florida Department of Management Services Certificate Participation Series A, 5.00%, 11/1/2025	$ 2,000,000	$ 2,129,171
Florida Department of Management Services Revenue Series A, 5.00%, 9/1/2023	560,000	567,721
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	12,375,000	12,793,299
Series A, 5.00%, 6/1/2025	9,745,000	10,289,081
Series B, 5.00%, 6/1/2024	1,065,000	1,100,999
Series B, 5.00%, 6/1/2026	4,380,000	4,727,692
Series C, 5.00%, 6/1/2024	3,940,000	4,073,179
Series D, 5.00%, 6/1/2024	4,880,000	5,044,953
Series E, 5.00%, 6/1/2025	3,030,000	3,199,170
Florida, State Board of Education, Lottery Revenue Series A, 5.00%, 7/1/2024	1,450,000	1,497,447
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	2,130,000	2,259,041
Florida, State Department of Transportation Turnpike System Revenue Series B, 5.00%, 7/1/2025	2,775,000	2,932,163
Jacksonville, FL, Special Revenue Series A, 5.00%, 10/1/2024	5,750,000	5,969,871
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,195,582
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	500,000	518,686
Lee County School Board/The Series A, Class A, 5.00%, 8/1/2026	620,000	663,386
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	512,955
Okaloosa County School Board Certificate Participation Series A, 5.00%, 10/1/2026	1,750,000	1,883,559
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2023	500,000	507,609
Series A, 5.00%, 10/1/2026	700,000	758,344
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2027	1,800,000	1,968,912
Palm Beach County, School District Certificate Participation 5.00%, 8/1/2025	785,000	827,192

See accompanying notes to financial statements.
132

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Polk, County School District, Revenue 5.00%, 10/1/2024	$ 1,250,000	$ 1,298,882
State of Florida:
Series A, 5.00%, 6/1/2025	1,116,000	1,178,308
Series B, 5.00%, 6/1/2027	12,170,000	13,400,834
State of Florida Department of Transportation 5.00%, 7/1/2027	1,800,000	1,977,268
State of Florida, General Obligation:
5.00%, 7/1/2023	620,000	626,329
5.00%, 7/1/2026	3,900,000	4,212,779
Series A, 5.00%, 7/1/2027	10,135,000	11,160,190
Series A, 5.00%, 6/1/2028	5,000,000	5,603,300
Series B, 5.00%, 6/1/2025	2,600,000	2,745,163
Volusia County, FL, School Board Corporation Certificate Participation Series B, COPs, 5.00%, 8/1/2024	5,500,000	5,674,552
		120,230,858
GEORGIA — 2.7%
Athens-Clarke County Unified Government, General Obligation 5.00%, 12/1/2026	7,395,000	8,054,512
City of Atlanta GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,165,291
City of Atlanta GA Department of Aviation Revenue Series A, 5.00%, 7/1/2026	5,735,000	6,181,016
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	723,500
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	5,492,502
City of Columbus GA 5.00%, 1/1/2025	2,900,000	3,032,337
County of DeKalb GA Water & Sewerage Revenue 5.00%, 10/1/2027	15,195,000	16,825,010
Georgia Ports Authority:
5.00%, 7/1/2026	1,875,000	2,024,723
5.00%, 7/1/2027	860,000	946,609
Georgia, State General Obligation:
5.00%, 2/1/2024	1,400,000	1,432,735
Series A, 5.00%, 7/1/2023	600,000	606,183
Series A, 5.00%, 8/1/2025	5,500,000	5,832,200
Series A, 5.00%, 2/1/2026	4,280,000	4,590,692
Series A, 5.00%, 7/1/2026	4,500,000	4,868,724
Series A, 5.00%, 8/1/2026	2,500,000	2,709,432
Series A-1, 5.00%, 2/1/2023	1,225,000	1,226,831
Security Description	Principal Amount	Value
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	$ 12,500,000	$ 13,524,234
Series C, 5.00%, 7/1/2025	3,000,000	3,175,117
Series E, 5.00%, 12/1/2026	750,000	818,055
Series F, 5.00%, 1/1/2026	500,000	535,365
Gwinnett County School District, General Obligation 5.00%, 8/1/2026	885,000	958,824
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	531,349
Henry County School District, General Obligation:
4.00%, 8/1/2025	1,105,000	1,142,424
4.00%, 8/1/2026	2,500,000	2,618,397
Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 9/1/2025	2,000,000	2,125,405
Series B, 5.00%, 9/1/2025	8,000,000	8,501,621
State of Georgia Series C-GRP 4, 4.00%, 7/1/2027 (c)	20,000,000	21,128,152
		120,771,240
HAWAII — 0.8%
City & County of Honolulu HI Series E, 5.00%, 3/1/2027	2,500,000	2,734,220
City & County of Honolulu, HI, General Obligation:
5.00%, 3/1/2026	650,000	697,371
Series B, 5.00%, 3/1/2025	13,780,000	14,457,211
Series D, 5.00%, 8/1/2025	4,825,000	5,110,239
Series D, 5.00%, 9/1/2025	510,000	541,167
Hawaii, State General Obligation:
Series FG, 5.00%, 10/1/2024	575,000	598,185
Series FK, 5.00%, 5/1/2025	1,005,000	1,057,908
Honolulu, HI, City & County, General Obligation:
Series A, 5.00%, 11/1/2026	3,950,000	4,295,148
Series A, 5.00%, 11/1/2027	5,360,000	5,936,658
State of Hawaii 5.00%, 1/1/2026	1,775,000	1,896,840
		37,324,947
ILLINOIS — 1.6%
Illinois State Toll Highway Authority:
Series B, 5.00%, 1/1/2028	1,830,000	2,020,591
Series C, 5.00%, 1/1/2028	1,650,000	1,826,713
Illinois State Toll Highway Authority Revenue:
5.00%, 1/1/2026	1,980,000	2,111,790
Series A, 5.00%, 1/1/2026	2,100,000	2,236,038
Series B, 5.00%, 1/1/2026	1,845,000	1,964,519

See accompanying notes to financial statements.
133

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	$ 575,000	$ 575,000
4.00%, 7/1/2026	2,100,000	2,179,602
5.00%, 1/1/2023	500,000	500,000
5.00%, 1/1/2024	6,695,000	6,828,868
5.00%, 1/1/2025	2,895,000	3,025,960
5.00%, 7/1/2025	10,250,000	10,825,430
5.00%, 1/1/2026	8,460,000	9,033,161
5.00%, 7/1/2026	4,455,000	4,804,558
5.00%, 7/1/2027	4,400,000	4,839,194
Series A, 5.00%, 10/1/2025	5,500,000	5,835,172
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,040,976
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	250,347
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Series C, 5.00%, 12/1/2024	3,075,000	3,197,068
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2027	5,000,000	5,329,707
Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2025	1,500,000	1,578,646
		71,003,340
INDIANA — 0.6%
City of Indianapolis Department of Public Utilities Water System Revenue Series A, 5.00%, 10/1/2026	2,690,000	2,905,232
Indiana Finance Authority:
5.00%, 2/1/2027	1,925,000	2,101,992
Series A, 5.00%, 2/1/2027	2,810,000	3,068,362
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	500,786
5.00%, 2/1/2024	1,500,000	1,535,073
5.00%, 10/1/2024	500,000	519,032
5.00%, 2/1/2025	6,785,000	7,110,765
5.00%, 10/1/2025	1,680,000	1,783,754
Series A, 5.00%, 6/1/2024	545,000	561,738
Series A, 5.00%, 6/1/2025	1,175,000	1,239,475
Series A, 5.00%, 2/1/2026	1,000,000	1,067,391
Series A, 5.00%, 6/1/2026	2,315,000	2,495,626
Series A, 5.00%, 2/1/2027	4,200,000	4,564,127
		29,453,353
IOWA — 0.1%
Iowa, Finance Authority Revenue 5.00%, 8/1/2026	2,375,000	2,565,512
Security Description	Principal Amount	Value
Iowa, State Revenue 5.00%, 6/15/2026	$ 500,000	$ 538,068
		3,103,580
KANSAS — 0.3%
Johnson County, Public Building Commission Revenue 5.00%, 9/1/2025	9,495,000	10,045,143
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	850,000	861,552
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,097,898
		13,004,593
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	100,957
Louisville/Jefferson County Metropolitan Gov't Series A, Class A, 5.00%, 4/1/2027	1,610,000	1,763,653
		1,864,610
LOUISIANA — 0.7%
East Baton Rouge Sewerage Commission Series A, 5.00%, 2/1/2026	1,135,000	1,213,915
Louisiana Local Gov't Environmental Facilities & Community Development Auth Series B, 5.00%, 8/15/2027	3,500,000	3,796,252
Louisiana ST 5.00%, 4/1/2027	3,725,000	4,077,365
Louisiana, State Gas & Fuels Tax Revenue Series B, 5.00%, 5/1/2025	1,740,000	1,830,796
Louisiana, State General Obligation Series C, 5.00%, 8/1/2023	125,000	126,512
State of Louisiana Revenue:
5.00%, 9/1/2025	1,500,000	1,588,891
5.00%, 9/1/2026	1,150,000	1,242,173
State of Louisiana, General Obligation:
Series A, 5.00%, 3/1/2024	7,460,000	7,648,827
Series A, 5.00%, 3/1/2025	7,830,000	8,211,435
Series A, 5.00%, 3/1/2026	1,100,000	1,178,438
		30,914,604
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2023	50,000	50,436
Series D, 5.00%, 6/1/2026	3,785,000	4,081,605

See accompanying notes to financial statements.
134

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
State of Maine, General Obligation:
Series B, 4.00%, 6/1/2025	$ 1,500,000	$ 1,545,299
Series B, 5.00%, 6/1/2024	700,000	721,989
Series B, 5.00%, 6/1/2025	3,000,000	3,165,336
Series B, 5.00%, 6/1/2026	2,990,000	3,224,306
		12,788,971
MARYLAND — 5.0%
Baltimore County, MD, Certificate Participation 5.00%, 3/1/2024	6,810,000	6,964,328
Baltimore County, MD, General Obligation 5.00%, 3/1/2025	6,675,000	7,007,346
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2025	2,480,000	2,638,204
County of Harford, MD, General Obligation Series B, 5.00%, 7/1/2025	8,115,000	8,584,662
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2023	135,000	135,901
5.00%, 5/1/2025	940,000	990,793
5.00%, 9/1/2025	500,000	531,086
5.00%, 10/1/2025	14,000,000	14,899,024
5.00%, 10/1/2026	10,090,000	10,964,772
Series B, 5.00%, 12/1/2026	15,615,000	17,025,820
Maryland, State General Obligation:
5.00%, 6/1/2024	2,500,000	2,578,182
5.00%, 8/1/2024	2,000,000	2,070,673
5.00%, 8/1/2026	7,180,000	7,776,372
Series A, 5.00%, 3/15/2023	300,000	301,196
Series A, 5.00%, 8/1/2023	925,000	936,187
Series A, 5.00%, 3/15/2024	10,000,000	10,262,252
Series A, 5.00%, 8/1/2025	525,000	556,440
Series A, 5.00%, 8/1/2026	12,055,000	13,056,290
Series B, 5.00%, 8/1/2024	5,015,000	5,192,214
Series B, 5.00%, 8/1/2025	10,700,000	11,340,786
Series C, 5.00%, 8/1/2023	500,000	506,047
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	11,000,000	11,220,230
Series A, 5.00%, 11/1/2025	1,015,000	1,081,983
Series A, 5.00%, 8/1/2026	15,500,000	16,787,433
Series A, 5.00%, 8/1/2027	13,500,000	14,913,408
Series B, 4.00%, 11/1/2024	815,000	835,325
Series B, 4.00%, 11/1/2025	13,335,000	13,846,544
Series C, 5.00%, 10/1/2025	520,000	553,250
Series C, 5.00%, 10/1/2026	12,000,000	13,040,364
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2024	7,860,000	8,129,299
Series A, 5.00%, 7/15/2025	5,150,000	5,452,911
Series A, 5.00%, 9/15/2026	3,180,000	3,452,606
Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2027	$ 1,085,000	$ 1,197,581
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2025	5,350,000	5,664,675
State of Maryland Department of Transportation:
5.00%, 10/1/2027	1,865,000	2,065,064
Series 2022-B, 5.00%, 12/1/2027	2,250,000	2,499,244
State of Maryland Department of Transportation Revenue Series A, 5.00%, 12/1/2027	2,190,000	2,432,598
Washington Suburban Sanitary Commission Revenue 4.00%, 6/1/2025	565,000	583,171
		228,074,261
MASSACHUSETTS — 4.2%
Boston, MA, General Obligation:
Series A, 5.00%, 11/1/2024	7,475,000	7,788,327
Series A, 5.00%, 11/1/2027	8,000,000	8,883,686
Commonwealth of Massachusetts Series D, 5.00%, 11/1/2028	5,000,000	5,640,169
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2025	860,000	888,626
Commonwealth of Massachusetts, General Obligation:
Series A, 5.00%, 1/1/2024	3,675,000	3,753,919
Series A, 5.00%, 7/1/2025	1,000,000	1,057,876
Series A, 5.00%, 9/1/2026	24,445,000	26,519,808
Series B, 5.00%, 7/1/2024	5,555,000	5,740,069
Series B, 5.00%, 11/1/2024	10,000,000	10,415,527
Series B, 5.00%, 7/1/2025	2,300,000	2,433,114
Series B, 5.00%, 11/1/2025	8,500,000	9,060,941
Series B, 5.00%, 7/1/2026	5,595,000	6,049,553
Series C, 5.00%, 10/1/2026	500,000	543,349
Series D, 5.00%, 7/1/2026	2,055,000	2,221,954
Series E, 5.00%, 11/1/2026	4,015,000	4,370,414
Massachusetts Clean Water Trust:
5.00%, 2/1/2024	4,500,000	4,603,773
5.00%, 2/1/2025	3,500,000	3,668,044
5.00%, 2/1/2026	3,500,000	3,752,997
5.00%, 2/1/2027	1,000,000	1,094,375
5.00%, 2/1/2028	1,125,000	1,255,245
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 5.00%, 10/15/2025	7,900,000	8,414,905
Series B, 5.00%, 8/1/2025	2,310,000	2,447,063
Series C, 5.00%, 8/1/2023	890,000	900,417

See accompanying notes to financial statements.
135

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	$ 16,000,000	$ 16,498,574
5.00%, 7/1/2024	2,500,000	2,581,805
5.00%, 7/1/2025	2,500,000	2,642,828
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2026	935,000	1,012,994
Series 20, 5.00%, 2/1/2025	1,300,000	1,362,416
Series 21, 5.00%, 8/1/2025	510,000	540,673
Massachusetts, State Development Finance Agency Revenue Series A, 5.00%, 10/15/2027	1,670,000	1,852,094
Massachusetts, State Federal Highway Revenue 5.00%, 6/15/2024	3,500,000	3,536,044
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2035	2,510,000	2,566,865
Series A, 5.00%, 2/15/2037	2,300,000	2,352,107
Series A, 5.00%, 2/15/2049	11,300,000	12,109,132
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2024	2,865,000	2,950,581
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,248,087
Series C, 5.00%, 8/1/2024	4,820,000	4,986,544
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	510,540
Series C, 5.00%, 1/1/2024	2,205,000	2,251,481
University of Massachusetts Building Authority Revenue:
Series 2019-1, 5.00%, 5/1/2025	500,000	526,091
Series 2019-1, 5.00%, 5/1/2026	4,190,000	4,506,505
Series 2021-1, 5.00%, 11/1/2025	4,000,000	4,259,468
		192,798,980
MICHIGAN — 0.4%
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	2,000,000	2,088,705
Michigan, State Building Authority Revenue:
5.00%, 4/15/2025	2,000,000	2,100,468
5.00%, 4/15/2026	1,000,000	1,072,294
Security Description	Principal Amount	Value
Michigan, State Finance Authority Revenue:
5.00%, 4/15/2024	$ 2,500,000	$ 2,566,039
Series I, 5.00%, 4/15/2023	150,000	150,800
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,042,180
University of Michigan Series A, 5.00%, 4/1/2023	480,000	482,346
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2024	4,075,000	4,185,623
Series A, 5.00%, 4/1/2025	3,170,000	3,332,046
Series A, 5.00%, 4/1/2026	2,200,000	2,364,346
		19,384,847
MINNESOTA — 1.9%
City of Minneapolis MN, General Obligation 3.00%, 12/1/2025	8,740,000	8,801,501
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	820,000	878,050
Metropolitan Council Series C, 5.00%, 12/1/2026	1,355,000	1,477,424
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	2,800,081
Minnesota, State General Obligation:
2.00%, 8/1/2023	600,000	595,556
3.00%, 8/1/2026	630,000	633,105
Series A, 5.00%, 8/1/2024	600,000	621,014
Series A, 5.00%, 8/1/2025	12,845,000	13,627,438
Series A, 5.00%, 8/1/2026	520,000	563,933
Series B, 5.00%, 8/1/2025	700,000	742,640
Series B, 5.00%, 9/1/2026	15,550,000	16,892,520
Series E, 3.00%, 8/1/2024	3,500,000	3,515,392
Series E, 3.00%, 8/1/2025	12,150,000	12,185,650
State of Minnesota, General Obligation:
Series B, 5.00%, 8/1/2027	11,000,000	12,151,666
Series D, 5.00%, 8/1/2027	10,610,000	11,720,834
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2023	500,000	509,507
Series B, 5.00%, 12/1/2024	580,000	604,784
		88,321,095
MISSOURI — 0.6%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	175,000
Metropolitan State Louis Sewer District, Revenue:
Series A, 5.00%, 5/1/2025	850,000	895,142
Series A, 5.00%, 5/1/2026	1,065,000	1,146,505

See accompanying notes to financial statements.
136

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Missouri Highway & Transportation Commission Revenue 5.00%, 11/1/2026	$ 10,465,000	$ 11,371,464
Missouri, State Board of Public Buildings Revenue Series B, 5.00%, 10/1/2025	10,760,000	11,430,388
		25,018,499
NEBRASKA — 0.1%
Omaha Public Power District Series B, 5.00%, 2/1/2028	1,600,000	1,773,978
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	1,125,000	1,145,432
		2,919,410
NEVADA — 0.6%
Clark County, NV, General Obligation:
Series A, 5.00%, 11/1/2023	260,000	264,542
Series B, 5.00%, 12/1/2025	1,150,000	1,224,938
County of Clark NV Revenue 5.00%, 7/1/2025	5,950,000	6,264,900
Las Vegas Valley Water District Series B, 5.00%, 6/1/2025	900,000	948,953
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2024	600,000	618,343
Series B, 5.00%, 6/1/2025	500,000	527,316
Series C, 5.00%, 6/1/2026	14,340,000	15,444,283
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,028,598
		26,321,873
NEW JERSEY — 1.1%
Cherry Hill Township School District 3.00%, 8/1/2027	7,500,000	7,557,511
County of Union NJ,General Obligation Series A & B, 3.00%, 3/1/2025	500,000	503,210
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	663,059
4.00%, 10/1/2025	535,000	552,841
New Jersey Educational Facilities Authority Revenue:
5.00%, 3/1/2027	36,120,000	39,698,513
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	635,471
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	505,000	510,254
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2025	$ 1,535,000	$ 1,625,746
		51,746,605
NEW MEXICO — 1.4%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2025	2,600,000	2,738,159
Series A, 5.00%, 6/15/2026	3,400,000	3,655,379
New Mexico, State General Obligation Series B, 5.00%, 3/1/2025	500,000	524,357
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2026	15,000,000	16,187,370
Series B, 4.00%, 7/1/2023	965,000	970,032
State of New Mexico Severance Tax Permanent Fund:
Series A, 5.00%, 7/1/2023	600,000	606,036
Series A, Class A, 5.00%, 7/1/2027	30,185,000	33,211,412
State of New Mexico, General Obligation 5.00%, 3/1/2026	3,500,000	3,752,875
		61,645,620
NEW YORK — 16.6%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	502,383
Erie County Industrial Development Agency Revenue 5.00%, 5/1/2026	1,000,000	1,076,200
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	3,100,000	3,197,761
5.00%, 7/1/2025	1,000,000	1,053,418
Series A, 5.00%, 7/1/2023	500,000	504,859
Series A, 5.00%, 7/1/2024	685,000	706,602
Series B, 5.00%, 7/1/2023	600,000	605,831
New York State Dormitory Authority:
5.00%, 2/15/2023	125,000	125,285
5.00%, 2/15/2024	9,500,000	9,741,566
5.00%, 10/1/2024	1,060,000	1,101,820
5.00%, 10/1/2025 (d)	1,200,000	1,274,434
5.00%, 10/1/2027	3,600,000	3,974,333
Series 1, 5.00%, 1/15/2024	625,000	638,915
Series A, 5.00%, 7/1/2023	740,000	747,626
Series A, 5.00%, 3/15/2024	7,000,000	7,179,677
Series A, 5.00%, 7/1/2024	1,380,000	1,425,976
Series A, 5.00%, 9/15/2024	10,000,000	10,380,135
Series A, 5.00%, 10/1/2024	1,575,000	1,637,138
Series A, 5.00%, 3/15/2025	3,000,000	3,151,698
Series A, 5.00%, 7/1/2025	660,000	698,034
Series A, 5.00%, 9/15/2025	9,000,000	9,565,744

See accompanying notes to financial statements.
137

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2026	$ 6,590,000	$ 7,070,000
Series A, 5.00%, 3/15/2026	11,695,000	12,561,191
Series A, 5.00%, 7/1/2026	2,635,000	2,856,419
Series A, 5.00%, 3/15/2027	12,455,000	13,623,463
Series B, 5.00%, 2/15/2023	470,000	471,126
Series B, 5.00%, 10/1/2024	600,000	623,671
Series B, 5.00%, 2/15/2026	6,480,000	6,941,914
Series C, 5.00%, 3/15/2025	5,920,000	6,214,714
Series D, 5.00%, 2/15/2024	7,680,000	7,864,872
Series D, 5.00%, 2/15/2025	1,085,000	1,137,881
Series D, 5.00%, 2/15/2026	22,530,000	24,171,033
Series D, 5.00%, 2/15/2027	885,000	967,757
Series E, 5.00%, 3/15/2027	27,950,000	30,568,071
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	3,651,378
New York State Thruway Authority:
Series A, 5.00%, 3/15/2026	20,175,000	21,643,224
Series A, 5.00%, 3/15/2027	19,955,000	21,824,181
New York, NY, City Municipal Water Finance Authority Revenue:
4.00%, 6/15/2024	6,240,000	6,353,157
5.00%, 6/15/2024	615,000	634,821
5.00%, 6/15/2025	1,330,000	1,385,140
5.00%, 6/15/2026	49,360,000	53,250,357
5.00%, 6/15/2027	1,750,000	1,870,284
Series A, 5.00%, 6/15/2023	200,000	201,832
Series AA-2, 5.00%, 6/15/2028	500,000	544,066
Series CC-, 5.00%, 6/15/2025	8,905,000	9,423,747
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,080,249
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,211,000
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2023	1,030,000	1,040,753
Series S-1, 5.00%, 7/15/2025	1,790,000	1,896,054
Series S1A, 5.00%, 7/15/2026	1,300,000	1,406,264
Series S1A, 5.00%, 7/15/2027	1,000,000	1,102,860
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	588,401
Series S-3-SUBSER, 5.00%, 7/15/2026	1,050,000	1,135,828
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,291,355
Series S-4A, 5.00%, 7/15/2026	4,730,000	5,116,636
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2024	14,915,000	15,534,759
Security Description	Principal Amount	Value
5.00%, 11/1/2025	$ 15,795,000	$ 16,828,465
5.00%, 5/1/2026	2,100,000	2,260,020
5.00%, 11/1/2026	14,690,000	15,968,014
5.00%, 11/1/2027	4,550,000	5,037,337
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	5,434,994
Series 1-REMK, 5.00%, 11/1/2027	3,955,000	4,378,608
Series A-1, 5.00%, 8/1/2024	1,000,000	1,035,337
Series A-1, 5.00%, 11/1/2025	9,725,000	10,361,306
Series A-1, 5.00%, 11/1/2026	4,000,000	4,347,996
Series A-1, 5.00%, 11/1/2027	1,245,000	1,378,348
Series B-1, 5.00%, 11/1/2025	1,095,000	1,166,646
Series B-1, 5.00%, 8/1/2026	3,000,000	3,244,910
Series C, 5.00%, 11/1/2025	500,000	532,715
Series D-S, 5.00%, 11/1/2024	10,000,000	10,415,527
Series D-S, 5.00%, 11/1/2025	1,500,000	1,598,145
Series D-S, 5.00%, 11/1/2026	3,375,000	3,668,621
Series F-1, 5.00%, 2/1/2025	1,015,000	1,063,103
New York, NY, Environmental Facilities Corp., Revenue:
5.00%, 6/15/2023	500,000	504,999
5.00%, 6/15/2024	585,000	605,121
5.00%, 6/15/2026	3,945,000	4,272,440
5.00%, 6/15/2027	3,750,000	4,144,043
Series 2017A, 5.00%, 6/15/2023	540,000	545,399
Series A, 5.00%, 6/15/2024	1,400,000	1,448,152
Series A, 5.00%, 6/15/2025	2,590,000	2,745,945
Series B-SUB, 5.00%, 6/15/2026	720,000	779,761
New York, NY, General Obligation:
4.00%, 3/1/2025	900,000	924,225
Series A, 5.00%, 2/15/2024	500,000	512,143
Series A, 5.00%, 8/1/2024	1,105,000	1,143,700
Series A, 5.00%, 8/1/2026	3,350,000	3,622,292
Series A-1, 5.00%, 8/1/2023	525,000	531,048
Series A-1, 5.00%, 8/1/2025	16,825,000	17,802,391
Series A-1, 5.00%, 8/1/2026	17,000,000	18,381,779
Series A-1, 5.00%, 9/1/2027	12,160,000	13,364,701
Series B-1, 5.00%, 10/1/2025	1,065,000	1,131,063
Series B-1, 5.00%, 11/1/2026	18,060,000	19,624,332
Series B-1, 5.00%, 8/1/2027	12,000,000	13,169,340
Series C, 5.00%, 8/1/2023	660,000	667,604
Series C, 5.00%, 8/1/2024	12,110,000	12,534,129
Series C, 5.00%, 8/1/2025	8,210,000	8,686,932
Series C, 5.00%, 8/1/2026	13,785,000	14,905,460
Series C-1, 5.00%, 8/1/2025	1,120,000	1,185,063
Series C-1, 5.00%, 8/1/2026	3,065,000	3,313,037
Series E, 5.00%, 8/1/2024	10,000,000	10,350,230
Series E, 5.00%, 8/1/2025	2,250,000	2,380,706
Series J-10-REMK, 5.00%, 8/1/2026	4,040,000	4,368,376
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,486,947

See accompanying notes to financial statements.
138

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series J-SUBSER J11-REMK, 5.00%, 8/1/2026	$ 685,000	$ 740,678
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	100,828
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	180,000
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	470,000	470,345
New York, NY, Urban Development Corp., Revenue:
5.00%, 3/15/2025	9,450,000	9,929,332
5.00%, 3/15/2026	2,000,000	2,150,646
Series A, 5.00%, 3/15/2024	5,270,000	5,405,692
Series A, 5.00%, 3/15/2026	5,000,000	5,363,872
Series E, 5.00%, 3/15/2023	125,000	125,523
Series E GROUP 1, 5.00%, 3/15/2025	22,500,000	23,641,267
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	32,259,687
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	667,784
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2026	1,000,000	1,083,001
Series A, 5.00%, 6/15/2026	5,615,000	6,081,052
Port Authority of New York & New Jersey Series 230TH, 4.00%, 12/1/2027	3,750,000	3,982,909
Port Authority of New York & New Jersey Revenue:
5.00%, 7/15/2023	725,000	732,886
5.00%, 11/15/2024	1,430,000	1,489,520
Series 222, 5.00%, 7/15/2026	3,125,000	3,377,147
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	7,933,509
Series C, 5.00%, 1/15/2026	3,475,000	3,721,711
Triborough Bridge & Tunnel Authority:
4.00%, 5/15/2027	27,725,000	29,258,952
Series B, 5.00%, 5/15/2027	10,000,000	10,980,083
Triborough Bridge & Tunnel Authority Revenue Series F-REMK 10/27/21, 5.00%, 11/1/2026	2,425,000	2,638,741
Security Description	Principal Amount	Value
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A-2, 2.00%, 5/15/2045 (b)	$ 1,100,000	$ 1,076,374
Series B, 5.00%, 11/15/2024	510,000	531,133
Westchester County, NY, General Obligation:
5.00%, 10/15/2025	8,240,000	8,795,374
5.00%, 10/15/2026	8,655,000	9,445,387
Series D, 5.00%, 12/15/2024	600,000	627,510
		758,190,286
NORTH CAROLINA — 1.8%
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,605,000	9,923,572
5.00%, 7/1/2025	2,000,000	2,116,248
5.00%, 7/1/2026	3,735,000	4,039,741
County of Wake NC, General Obligation Series A, 5.00%, 3/1/2025	7,950,000	8,347,539
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2024	9,045,000	9,274,990
5.00%, 3/1/2026	1,750,000	1,879,190
5.00%, 9/1/2027	10,000,000	11,064,541
Series A, 5.00%, 4/1/2025	4,520,000	4,754,085
North Carolina, State General Obligation Series A, 5.00%, 6/1/2025	10,000,000	10,560,719
State of North Carolina:
Series A, 5.00%, 6/1/2024	2,200,000	2,268,800
Series A, 5.00%, 6/1/2027	2,000,000	2,203,151
State of North Carolina Revenue Series B, 5.00%, 5/1/2026	5,625,000	6,051,763
State of North Carolina, General Obligation:
Series A, 5.00%, 6/1/2026	3,000,000	3,239,165
Series B, 5.00%, 6/1/2025	625,000	660,045
Wake County, NC, General Obligation Series A, 5.00%, 3/1/2026	1,400,000	1,503,793
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,411,117
5.00%, 3/1/2026	650,000	697,167
		81,995,626
OHIO — 2.7%
City of Akron OH Income Tax Revenue 4.00%, 12/1/2025	3,285,000	3,403,217
City of Cincinnati OH, General Obligation 5.00%, 12/1/2025	500,000	532,871
City of Columbus OH Series A, 5.00%, 4/1/2028	1,095,000	1,223,333

See accompanying notes to financial statements.
139

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Department of Public Utilities Division of Water Revenue Series DD, 5.00%, 1/1/2023	$ 665,000	$ 665,000
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,136,352
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,214,986
Series A, 3.00%, 8/15/2023	795,000	795,692
Series A, 5.00%, 4/1/2026	9,000,000	9,678,139
County of Cuyahoga OH Revenue Series D, 5.00%, 12/1/2025	7,000,000	7,456,143
Miami University, OH, Revenue 5.00%, 9/1/2025	3,020,000	3,189,408
Ohio Water Development Authority Revenue 5.00%, 12/1/2025	670,000	715,599
Ohio, State General Obligation:
5.00%, 8/1/2025	5,000,000	5,295,582
Series A, 5.00%, 9/1/2023	325,000	329,545
Series A, 5.00%, 3/15/2025	1,000,000	1,025,668
Series A, 5.00%, 6/15/2025	2,995,000	3,162,892
Series A, 5.00%, 5/1/2026	3,125,000	3,362,091
Series A, 5.00%, 6/15/2026	2,820,000	3,041,464
Series B, 5.00%, 8/1/2023	130,000	131,580
Series B, 5.00%, 9/15/2024	2,500,000	2,596,302
Series B, 5.00%, 9/15/2025	650,000	690,335
Series B, 5.00%, 9/15/2026	1,000,000	1,083,885
Series S, 5.00%, 5/1/2023	105,000	105,691
Series T, 5.00%, 11/1/2025	7,825,000	8,334,786
Ohio, State Infrastructure Project Revenue:
5.00%, 10/1/2024	2,600,000	2,698,068
Series 2019-1, 5.00%, 12/15/2025	655,000	698,291
Series B, 5.00%, 10/1/2025	2,550,000	2,706,093
Ohio, State University Revenue:
5.00%, 12/1/2025	6,000,000	6,382,315
5.00%, 12/1/2026	2,600,000	2,822,799
Series A, 5.00%, 12/1/2024	7,000,000	7,279,203
Series A, 5.00%, 12/1/2025	2,500,000	2,659,298
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	6,626,535
5.00%, 6/1/2024	500,000	515,636
Series A, 5.00%, 12/1/2025	1,175,000	1,254,969
Series A, 5.00%, 6/1/2026	3,960,000	4,274,352
Ohio, State Water Development Authority, Water Pollution Control Revenue:
Series B, 5.00%, 6/1/2024	2,925,000	3,016,472
Series B, 5.00%, 12/1/2024	6,675,000	6,962,763
Series B, 5.00%, 12/1/2025	1,480,000	1,580,727
Security Description	Principal Amount	Value
Ohio, Water Development Authority Revenue 5.00%, 6/1/2023	$ 700,000	$ 705,932
State of Ohio:
5.00%, 12/15/2024	725,000	755,992
Series 1, 5.00%, 12/15/2027	1,000,000	1,105,719
State of Ohio Revenue:
5.00%, 2/1/2027	3,435,000	3,736,954
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,088,066
		125,040,745
OKLAHOMA — 0.4%
Canadian County Educational Facilities Authority Revenue 5.00%, 9/1/2026	770,000	828,374
City of Tulsa OK, General Obligation:
5.00%, 3/1/2023	500,000	501,536
5.00%, 3/1/2025	2,950,000	3,096,880
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	504,737
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,108,330
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	630,000
Series D, 5.00%, 1/1/2024	505,000	515,297
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,083,745
Series A, 5.00%, 9/1/2025	800,000	848,466
Series A, 5.00%, 1/1/2026	4,250,000	4,520,278
Tulsa Public Facilities Authority 4.00%, 10/1/2026	1,250,000	1,301,858
Tulsa, OK, Public Facilities Authority Revenue 5.00%, 6/1/2024	500,000	513,887
		19,453,388
OREGON — 0.8%
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2023	600,000	601,863
Multnomah County School District No. 1, General Obligation 5.00%, 6/15/2025	2,230,000	2,353,921
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	7,267,905
Series A, 5.00%, 5/1/2024	11,000,000	11,321,831
Series A, 5.00%, 5/1/2025	770,000	811,428
Series A, 5.00%, 5/1/2026	2,715,000	2,925,480

See accompanying notes to financial statements.
140

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	$ 705,000	$ 743,319
State of Oregon 5.00%, 5/1/2027	2,050,000	2,251,000
State of Oregon Department of Transportation Revenue Series A, 5.00%, 11/15/2026	9,100,000	9,892,317
		38,169,064
PENNSYLVANIA — 1.9%
Commonwealth of Pennsylvania:
5.00%, 10/1/2025	3,135,000	3,328,612
5.00%, 10/1/2027	10,000,000	10,988,323
Commonwealth of Pennsylvania, General Obligation:
5.00%, 1/1/2025	4,000,000	4,176,983
5.00%, 5/15/2025	9,245,000	9,733,756
5.00%, 7/15/2025	7,000,000	7,397,617
5.00%, 5/15/2026	10,035,000	10,771,319
5.00%, 5/15/2027	3,300,000	3,602,058
5.00%, 1/1/2024	605,000	617,873
2nd Series, 5.00%, 9/15/2023	615,000	623,996
Series 2018A, 5.00%, 3/1/2024	13,500,000	13,838,593
Series 2020, 5.00%, 5/1/2025	16,950,000	17,830,561
Series 2020, 5.00%, 5/1/2026	1,500,000	1,608,850
Series REF, 5.00%, 1/15/2024	2,260,000	2,310,085
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	509,688
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	277,307
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	1,000,000	1,024,274
		88,639,895
SOUTH CAROLINA — 0.5%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2024	4,985,000	5,120,943
Series A, 5.00%, 4/1/2025	13,690,000	14,402,047
Kershaw County School District/SC Series A, 5.00%, 3/1/2028	1,100,000	1,223,091
		20,746,081
TENNESSEE — 1.1%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	7,235,000	7,625,940
Security Description	Principal Amount	Value
City of Memphis TN, General Obligation 5.00%, 5/1/2024	$ 2,000,000	$ 2,057,195
County of Hamilton TN Series A, Class A, 5.00%, 4/1/2026	500,000	537,998
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2025	1,880,000	1,977,783
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
Series B, 4.00%, 1/1/2027	10,840,000	11,367,328
Series B, 4.00%, 1/1/2028	11,275,000	11,948,378
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series A, 5.00%, 7/1/2025	2,000,000	2,113,270
Series A, 5.00%, 7/1/2026	1,500,000	1,618,737
Series B, 5.00%, 7/1/2023	750,000	757,619
Series B, 5.00%, 7/1/2025	1,000,000	1,056,635
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,141,735
Tennessee, State General Obligation Series A, 5.00%, 2/1/2026	3,405,000	3,651,131
		48,853,749
TEXAS — 8.6%
Alamo Community College District 5.00%, 2/15/2028	4,890,000	5,420,515
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2026	500,000	542,575
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,116,059
5.00%, 8/1/2025 (d)	4,795,000	5,076,006
5.00%, 8/1/2026 (d)	1,250,000	1,350,269
Series 2019, 5.00%, 8/1/2023 (d)	660,000	667,869
Bexar County Hospital District 5.00%, 2/15/2027	1,080,000	1,169,204
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	501,071
5.00%, 2/15/2024	1,325,000	1,355,417
5.00%, 2/15/2025	2,015,000	2,103,893
5.00%, 2/15/2026	5,000,000	5,325,546
Board of Regents of the University of Texas System Revenue Series H, 5.00%, 8/15/2025	2,300,000	2,439,910
Brazosport Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	530,000	531,203

See accompanying notes to financial statements.
141

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2025 (d)	$ 6,500,000	$ 6,808,589
City of Austin TX, General Obligation 5.00%, 9/1/2026	9,105,000	9,851,294
City of Conroe, Independent School District, General Obligation:
5.00%, 2/15/2026 (d)	2,475,000	2,649,901
Series A, 5.00%, 2/15/2025 (d)	2,000,000	2,094,530
Series A, 5.00%, 2/15/2026 (d)	2,400,000	2,569,601
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	9,627,679
5.00%, 3/1/2025	9,630,000	10,094,984
City of Houston TX Combined Utility System Revenue Series C, 5.00%, 11/15/2026	1,000,000	1,085,534
City of Houston TX, General Obligation Series A, 5.00%, 3/1/2026	3,500,000	3,735,320
City of San Antonio TX Electric & Gas Systems Revenue 5.00%, 2/1/2026	1,000,000	1,067,391
Collin County, TX, Community College District, General Obligation:
Series A, 5.00%, 8/15/2024	3,000,000	3,104,054
Series A, 5.00%, 8/15/2025	3,990,000	4,221,294
Series A, 5.00%, 8/15/2026	750,000	809,966
Comal Independent School District, General Obligation:
5.00%, 2/1/2025 (d)	3,225,000	3,373,843
5.00%, 2/1/2026 (d)	4,000,000	4,276,893
Series B, 5.00%, 2/1/2024 (d)	640,000	654,622
Conroe Independent School District Series A, 5.00%, 2/15/2028 (d)	1,085,000	1,207,096
County of Bexar, TX, General Obligation 5.00%, 6/15/2043	1,670,000	1,801,737
County of Williamson, TX, General Obligation:
4.00%, 2/15/2026	4,250,000	4,417,603
5.00%, 2/15/2024	800,000	818,986
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025 (d)	7,000,000	7,332,327
Series A, 5.00%, 2/15/2026 (d)	9,910,000	10,613,379
Dallas College:
5.00%, 2/15/2027	3,000,000	3,274,418
5.00%, 2/15/2028	2,500,000	2,779,921
Security Description	Principal Amount	Value
Dallas county, TX, General Obligation 5.00%, 8/15/2025	$ 1,615,000	$ 1,710,298
Dallas Independent School District Series A, 4.00%, 2/15/2026 (d)	14,660,000	15,153,755
Dallas, TX, Area Rapid Transit Revenue 5.00%, 12/1/2025	1,185,000	1,262,561
Dallas, TX, General Obligation:
5.00%, 2/15/2024	2,100,000	2,147,510
Series A, 5.00%, 2/15/2025	8,125,000	8,503,902
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026 (d)	4,460,000	4,610,215
Series B, 5.00%, 2/15/2025 (d)	11,945,000	12,512,092
Del Valle Independent School District TX, General Obligation 5.00%, 6/15/2027 (d)	2,500,000	2,752,730
Denton, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (d)	1,625,000	1,718,777
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	250,784
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (d)	2,250,000	2,329,485
5.00%, 8/15/2025 (d)	3,990,000	4,222,331
Series A, 5.00%, 8/15/2027 (d)	2,100,000	2,310,054
Series B, 0.72%, 8/1/2051 (b) (d)	2,580,000	2,294,033
Series E, 5.00%, 2/15/2023 (d)	500,000	501,106
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (d)	1,815,000	1,857,470
5.00%, 2/15/2025 (d)	1,745,000	1,828,212
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	501,140
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (d)	6,100,000	6,094,312
Harris County, Toll Road Authority Revenue:
5.00%, 8/15/2025	2,000,000	2,113,860
Series A, 5.00%, 8/15/2026	500,000	540,157
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2024	3,500,000	3,638,692

See accompanying notes to financial statements.
142

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2024	$ 5,000,000	$ 5,197,262
Series A, 5.00%, 10/1/2025	10,000,000	10,612,128
Series A, 5.00%, 10/1/2026	2,390,000	2,586,541
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (d)	1,055,000	1,062,438
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	2,838,160
Series A-2, 5.00%, 10/1/2025	2,000,000	2,119,702
Series A-2, 5.00%, 10/1/2027	3,155,000	3,471,238
Houston, TX, Combined Utility System Revenue Series C, 5.00%, 11/15/2024	865,000	901,807
Houston, TX, General Obligation Series A, 5.00%, 3/1/2024	4,225,000	4,331,943
Houston, TX, Independent School District Revenue Series B, 5.00%, 11/15/2025	1,215,000	1,292,893
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (d)	4,165,000	4,265,230
5.00%, 2/15/2025 (d)	4,530,000	4,748,877
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,541,551
Katy, TX, Independent School District Series B, 5.00%, 2/15/2026 (d)	1,415,000	1,512,804
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,750,000	2,815,263
Series B, 5.00%, 2/15/2025 (d)	4,260,000	4,459,557
McKinney Independent School District, General Obligation 5.00%, 2/15/2024 (d)	4,500,000	4,606,794
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (b) (d)	5,700,000	5,574,538
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (d)	5,830,000	6,104,328
Security Description	Principal Amount	Value
Port Authority of Houston of Harris County Texas Series A-2, 5.00%, 10/1/2026	$ 2,900,000	$ 3,133,108
Richardson, TX, Independent School District, General Obligation 5.00%, 2/15/2023 (d)	750,000	751,650
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	6,790,000	7,035,265
Series A, 5.00%, 8/1/2024 (d)	8,505,000	8,812,213
Series A, 5.00%, 8/1/2025 (d)	3,480,000	3,687,512
San Antonio Water System Revenue Series A, 2.00%, 5/15/2025	500,000	487,442
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,079,018
5.00%, 2/1/2023	1,830,000	1,832,640
5.00%, 2/1/2024	475,000	485,598
5.00%, 2/1/2027	2,900,000	3,144,427
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	30,000,000	29,860,578
Spring Branch Independent School District 5.00%, 2/1/2027 (d)	1,725,000	1,879,419
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2025 (d)	1,290,000	1,350,336
Tarrant, TX, County College District, General Obligation 5.00%, 8/15/2027	3,250,000	3,573,601
Texas A&M University:
5.00%, 5/15/2027	2,000,000	2,191,690
5.00%, 5/15/2028	1,500,000	1,672,441
Texas Water Development Board:
5.00%, 8/1/2026	300,000	324,704
5.00%, 8/1/2027	1,050,000	1,158,500
Texas Water Development Board Revenue:
5.00%, 8/1/2024	1,500,000	1,553,005
5.00%, 8/1/2025	1,820,000	1,928,059
5.00%, 8/1/2026	2,700,000	2,922,340
Series A, 5.00%, 3/15/2026	1,005,000	1,076,222
Texas, State General Obligation:
5.00%, 4/1/2024	1,000,000	1,026,652
5.00%, 10/1/2024	645,000	669,887
Series A, 5.00%, 4/1/2023	500,000	502,395
Series REF, 5.00%, 8/1/2023	500,000	505,904
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,716,103
Series A, 5.00%, 2/1/2024	1,500,000	1,535,073

See accompanying notes to financial statements.
143

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Texas, State Transportation Commission, Highway Fund Revenue:
Series A, 5.00%, 10/1/2023	$ 600,000	$ 609,664
Series A, 5.00%, 10/1/2025	3,935,000	4,178,018
Texas, State University System Revenue Series A, 5.00%, 3/15/2026	1,185,000	1,268,978
Texas, State Water Development Board Revenue:
5.00%, 8/1/2024	6,070,000	6,284,494
5.00%, 8/1/2025	1,000,000	1,059,373
5.00%, 10/15/2025	3,925,000	4,176,471
5.00%, 4/15/2026	4,280,000	4,604,773
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	1,230,000	1,302,083
University of Texas, Revenue Series D, 5.00%, 8/15/2025	1,175,000	1,246,476
Wisconsin, TX, State General Obligation 5.00%, 2/15/2025	530,000	555,050
		390,948,191
UTAH — 1.1%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	587,565
5.00%, 3/15/2024	525,000	538,455
Central Utah Water Conservancy District Series A, 5.00%, 4/1/2025	1,225,000	1,288,441
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	768,553
Nebo School District 5.00%, 7/1/2027	12,000,000	13,208,492
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	227,786
Utah, State General Obligation:
5.00%, 7/1/2023	925,000	934,669
5.00%, 7/1/2025	17,735,000	18,774,643
5.00%, 7/1/2026	5,715,000	6,179,302
Series B, 5.00%, 7/1/2025	8,315,000	8,802,434
		51,310,340
VIRGINIA — 3.2%
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	3,770,000	4,000,313
Series A, 5.00%, 8/1/2025	7,770,000	8,237,313
County of Loudoun VA:
Series A, Class A, 5.00%, 12/1/2026	9,295,000	10,142,044
Series A, Class A, 5.00%, 12/1/2027	9,295,000	10,329,187
Security Description	Principal Amount	Value
County of Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2024	$ 10,970,000	$ 11,449,179
Series A, 5.00%, 12/1/2025	6,995,000	7,475,128
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	250,000	252,132
Series A, 4.00%, 10/1/2025	2,815,000	2,916,413
Series A, 4.00%, 10/1/2026	5,000,000	5,245,232
Series A, 5.00%, 10/1/2023	700,000	711,067
Series A, 5.00%, 10/1/2025	1,335,000	1,421,459
Richmond, VA, General Obligation:
Series B, 5.00%, 7/15/2026	500,000	540,344
Series D, 5.00%, 3/1/2025	840,000	881,462
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	175,107
Virginia, College Building Authority Revenue:
5.00%, 2/1/2026	12,245,000	13,105,189
5.00%, 2/1/2027	14,050,000	15,324,761
Virginia, Public Building Authority Revenue:
Series A, 5.00%, 8/1/2025	11,325,000	11,988,690
Series A, 5.00%, 8/1/2027	15,875,000	17,479,389
Series B, 5.00%, 8/1/2024	8,500,000	8,795,030
Series B, 5.00%, 8/1/2026	1,500,000	1,620,856
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	3,725,000	3,897,689
5.00%, 2/1/2026	5,000,000	5,352,233
Series B, 5.00%, 9/1/2024	300,000	311,264
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 3/15/2025	2,210,000	2,321,614
Series C, 5.00%, 5/15/2023	250,000	251,860
		144,224,955
WASHINGTON — 4.5%
Central Puget Sound Regional Transit Authority Series S-1, 5.00%, 11/1/2027	1,600,000	1,771,371
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,289,790
Series A, 5.00%, 7/1/2025	2,390,000	2,519,441
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 9/1/2026	9,295,000	10,067,006
5.00%, 9/1/2027	12,615,000	13,928,734
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	2,170,000	2,219,577

See accompanying notes to financial statements.
144

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
County of King WA Sewer Revenue Series B, Class B, 5.00%, 7/1/2025	$ 725,000	$ 766,061
County of King, WA, General Obligation:
Series A, 4.00%, 1/1/2025	2,500,000	2,563,925
Series A, 4.00%, 1/1/2026	8,250,000	8,580,318
Series A, 4.00%, 1/1/2027	7,000,000	7,354,070
Energy Northwest Series A, 5.00%, 7/1/2026	5,000,000	5,388,854
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2026	2,200,000	2,371,096
King County, WA, School District No. 412, General Obligation Series A, 4.00%, 12/1/2026	3,645,000	3,825,719
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	10,005,000	10,677,226
Port of Seattle WA Revenue:
Series A, 5.00%, 8/1/2026	4,000,000	4,275,697
Series A, 5.00%, 8/1/2027	2,500,000	2,716,680
Snohomish County School District No 6 Mukilteo 5.00%, 12/1/2026	12,685,000	13,840,971
State of Washington:
5.00%, 8/1/2024	1,365,000	1,413,235
Series C, 5.00%, 2/1/2026	1,140,000	1,220,309
Series C, 5.00%, 2/1/2027	1,020,000	1,113,783
Series C, 5.00%, 2/1/2028	6,000,000	6,676,504
Series R, 4.00%, 7/1/2026	4,500,000	4,708,506
Series R, 4.00%, 7/1/2027	1,375,000	1,454,354
Series R, 5.00%, 7/1/2025	1,000,000	1,057,876
Series R-2018D, 5.00%, 8/1/2024	2,145,000	2,220,797
University of Washington, Revenue:
Series C, 5.00%, 4/1/2025	2,000,000	2,098,668
Series C, 5.00%, 4/1/2026	1,000,000	1,072,124
Washington, State General Obligation:
5.00%, 8/1/2025	500,000	529,943
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,143,417
Series A, 5.00%, 8/1/2024	9,000,000	9,318,030
Series A, 5.00%, 8/1/2025	13,275,000	14,069,993
Series B, 5.00%, 8/1/2025	540,000	572,339
Series C, 5.00%, 2/1/2024	11,860,000	12,137,308
Series D, 5.00%, 2/1/2023	800,000	801,196
Series D, 5.00%, 2/1/2026	515,000	551,280
Series R-2017A, 5.00%, 8/1/2025	1,100,000	1,165,875
Series R-2020A, 5.00%, 1/1/2023	505,000	505,000
Security Description	Principal Amount	Value
Series R-2020A, 5.00%, 1/1/2025	$ 9,960,000	$ 10,416,484
Series R-2020C, 5.00%, 7/1/2024	13,000,000	13,433,105
Series R-2020C, 5.00%, 7/1/2025	10,550,000	11,160,590
Series R-2021B, 5.00%, 1/1/2025	10,000,000	10,458,317
		205,455,569
WEST VIRGINIA — 0.1%
West Virginia, State General Obligation Series A, 5.00%, 12/1/2024	5,430,000	5,662,027
WISCONSIN — 1.3%
City of Milwaukee WI, General Obligation Series N-4, 5.00%, 4/1/2025	7,000,000	7,286,360
Dane County, WI, General Obligation Series A, 4.00%, 6/1/2027	8,325,000	8,733,335
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	962,754
Series A, 4.00%, 10/1/2023	125,000	126,057
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	415,444
Series N3, 5.00%, 4/1/2024	1,665,000	1,700,351
State of Wisconsin:
Series 1, 5.00%, 5/1/2027	6,465,000	7,107,226
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,424,431
State of Wisconsin, General Obligation:
Series 2, 5.00%, 11/1/2026	2,770,000	3,015,205
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,468,124
Wisconsin, State Revenue Series A, 5.00%, 5/1/2024	6,000,000	6,175,544
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2026	2,615,000	2,824,722
Series 2, 5.00%, 7/1/2026	1,000,000	1,080,200
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2024	730,000	752,931
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2024	1,500,000	1,562,329
Series A, 5.00%, 5/1/2024	505,000	519,775
Series A, 5.00%, 5/1/2025	3,850,000	4,057,141
Series A, 5.00%, 5/1/2026	3,060,000	3,222,510

See accompanying notes to financial statements.
145

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2025	$ 2,000,000	$ 2,107,606
		58,542,045
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,670,156,924)		4,485,345,502
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (e) (f) (Cost $16,782,176)	16,782,176	16,782,176
TOTAL INVESTMENTS — 98.8% (Cost $4,686,939,100)		4,502,127,678
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		53,100,476
NET ASSETS — 100.0%		$ 4,555,228,154

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty Municipal Corp.	0.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,485,345,502	$—	$4,485,345,502
Short-Term Investment	16,782,176	—	—	16,782,176
TOTAL INVESTMENTS	$16,782,176	$4,485,345,502	$—	$4,502,127,678

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,560,092	$36,560,092	$548,707,841	$568,485,757	$—	$—	16,782,176	$16,782,176	$359,368
See accompanying notes to financial statements.
146

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 66.3%
AIRLINES — 2.0%
American Airlines Group, Inc. 6.50%, 7/1/2025 (a)	$ 19,490,000	$ 20,604,633
Copa Holdings SA 4.50%, 4/15/2025	6,700,000	11,410,435
GOL Equity Finance SA 3.75%, 7/15/2024 (b)	8,320,000	3,951,834
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	31,435,000	37,909,038
Spirit Airlines, Inc. 1.00%, 5/15/2026	9,680,000	7,804,790
		81,680,730
AUTO MANUFACTURERS — 2.6%
Fisker, Inc. 2.50%, 9/15/2026 (b)	13,200,000	6,386,952
Ford Motor Co. Zero Coupon, 3/15/2026	44,865,000	42,455,749
Li Auto, Inc. 0.25%, 5/1/2028	16,728,000	16,856,304
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	38,400,000	19,782,144
NIO, Inc.:
Zero Coupon, 2/1/2026	15,105,000	13,171,258
0.50%, 2/1/2027	14,250,000	10,747,065
		109,399,472
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	11,800,000	6,582,630
BIOTECHNOLOGY — 2.8%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	8,865,000	9,398,762
1.25%, 5/15/2027 (a)	11,886,000	12,790,168
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	14,000,000	5,325,460
2.50%, 3/15/2027	10,945,000	4,963,886
Guardant Health, Inc. Zero Coupon, 11/15/2027	22,265,000	13,949,913
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (a)	16,005,000	15,561,982
Illumina, Inc. Zero Coupon, 8/15/2023	14,378,000	13,914,453
Insmed, Inc. 0.75%, 6/1/2028	11,545,000	9,487,219
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	507,000	494,959
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026	12,470,000	11,547,095
0.13%, 12/15/2024	9,905,000	8,970,166
Security Description	Principal Amount	Value
Livongo Health, Inc. 0.88%, 6/1/2025	$ 10,415,000	$ 9,117,083
		115,521,146
COMMERCIAL SERVICES — 2.8%
2U, Inc. 2.25%, 5/1/2025	7,406,000	4,816,862
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	9,683,000	7,938,414
Block, Inc.:
Zero Coupon, 5/1/2026	10,435,000	8,454,750
0.13%, 3/1/2025	19,719,000	18,764,601
0.25%, 11/1/2027	11,435,000	8,658,582
0.50%, 5/15/2023	8,986,000	9,362,963
Chegg, Inc.:
Zero Coupon, 9/1/2026	9,340,000	7,302,666
0.13%, 3/15/2025	14,918,000	13,666,678
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	9,968,000	9,451,259
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	8,605,000	6,314,607
Shift4 Payments, Inc. Zero Coupon, 12/15/2025	13,687,000	13,587,632
Stride, Inc. 1.13%, 9/1/2027	8,565,000	7,640,665
		115,959,679
COMPUTERS — 3.5%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	10,942,000	11,616,574
Insight Enterprises, Inc. 0.75%, 2/15/2025	5,860,000	8,795,743
KBR, Inc. 2.50%, 11/1/2023	6,993,000	14,775,859
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (a)	8,061,000	8,483,235
0.50%, 12/15/2026	19,881,000	17,136,826
0.50%, 6/15/2028 (b)	16,075,000	12,328,239
Parsons Corp. 0.25%, 8/15/2025 (a)	7,870,000	8,955,352
Pure Storage, Inc. 0.13%, 4/15/2023	10,698,000	11,547,742
Rapid7, Inc. 0.25%, 3/15/2027	11,920,000	9,308,805
Western Digital Corp. 1.50%, 2/1/2024	20,813,000	19,863,719
Zscaler, Inc. 0.13%, 7/1/2025	22,388,000	23,484,340
		146,296,434
COSMETICS/PERSONAL CARE — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (b)	14,257,000	10,837,601
DIVERSIFIED FINANCIAL SERVICES — 0.9%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	11,490,000	11,678,896

See accompanying notes to financial statements.
147

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LendingTree, Inc. 0.50%, 7/15/2025 (a)	$ 11,464,000	$ 8,270,932
Sofi Technologies, Inc. Zero Coupon, 10/15/2026 (a) (b)	23,452,000	16,129,816
		36,079,644
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	10,540,000	10,432,387
ELECTRONICS — 0.4%
Itron, Inc. Zero Coupon, 3/15/2026	8,385,000	6,901,106
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	8,906,000	8,632,586
		15,533,692
ENERGY-ALTERNATE SOURCES — 1.7%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	11,770,000	13,276,796
Zero Coupon, 3/1/2028 (a)	11,635,000	13,663,795
NextEra Energy Partners L.P.:
Zero Coupon, 6/15/2024 (a) (b)	9,505,000	8,933,274
Zero Coupon, 11/15/2025 (b)	10,790,000	10,703,680
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (a)	12,080,000	15,008,796
Stem, Inc. 0.50%, 12/1/2028 (a) (b)	8,912,000	5,696,907
Sunrun, Inc. Zero Coupon, 2/1/2026 (a)	7,600,000	5,279,872
		72,563,120
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	8,780,000	8,385,690
DraftKings, Inc. Zero Coupon, 3/15/2028	24,575,000	15,215,611
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025 (a)	7,569,000	7,501,333
2.50%, 3/15/2023	10,600,000	11,326,842
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	11,150,000	10,864,672
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	10,445,000	9,737,038
		63,031,186
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	4,861,055
HEALTH CARE PRODUCTS — 3.1%
Envista Holdings Corp. 2.38%, 6/1/2025	10,095,000	16,993,015
Security Description	Principal Amount	Value
Exact Sciences Corp.:
0.38%, 3/15/2027	$ 17,240,000	$ 14,252,825
0.38%, 3/1/2028	25,408,000	19,914,790
1.00%, 1/15/2025	1,470,000	1,531,417
Haemonetics Corp. Zero Coupon, 3/1/2026	10,180,000	8,452,149
Insulet Corp. 0.38%, 9/1/2026	14,879,000	21,029,979
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	10,925,000	10,598,670
Novocure, Ltd. Zero Coupon, 11/1/2025	9,975,000	8,870,169
NuVasive, Inc.:
0.38%, 3/15/2025	8,574,000	7,517,940
1.00%, 6/1/2023	8,673,000	8,513,590
Omnicell, Inc. 0.25%, 9/15/2025	11,295,000	9,828,344
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (b)	9,295,000	889,996
		128,392,884
HEALTH CARE SERVICES — 0.8%
Invitae Corp. 2.00%, 9/1/2024	6,996,000	5,519,984
Oak Street Health, Inc. Zero Coupon, 3/15/2026	18,330,000	13,929,700
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	19,106,000	14,743,527
		34,193,211
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	9,175,000	7,742,599
INTERNET — 16.2%
Airbnb, Inc. Zero Coupon, 3/15/2026	38,746,000	32,065,802
Booking Holdings, Inc. 0.75%, 5/1/2025 (a)	17,162,000	23,002,057
Etsy, Inc.:
0.13%, 10/1/2026	13,005,000	20,080,110
0.13%, 9/1/2027 (a)	12,865,000	12,904,238
Expedia Group, Inc. Zero Coupon, 2/15/2026	19,650,000	17,069,562
Farfetch, Ltd. 3.75%, 5/1/2027	7,595,000	5,538,958
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (a)	9,045,000	7,313,968
Hello Group, Inc. 1.25%, 7/1/2025	7,797,000	7,440,911
iQIYI, Inc.:
2.00%, 4/1/2025	22,904,000	18,526,129
4.00%, 12/15/2026	18,455,000	11,311,439
JOYY, Inc.:
0.75%, 6/15/2025	11,120,000	10,649,402
1.38%, 6/15/2026	8,245,000	7,297,649

See accompanying notes to financial statements.
148

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lyft, Inc. 1.50%, 5/15/2025	$ 14,600,000	$ 12,844,934
Magnite, Inc. 0.25%, 3/15/2026	7,886,000	6,046,354
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	11,440,000	10,145,450
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	11,020,000	9,531,529
MercadoLibre, Inc. 2.00%, 8/15/2028	8,746,000	17,768,636
Okta, Inc.:
0.13%, 9/1/2025	21,355,000	18,859,668
0.38%, 6/15/2026	21,145,000	17,863,930
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	18,700,000	7,406,883
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	39,128,000	57,776,405
0.75%, 7/1/2023	32,375,000	51,132,427
Pinduoduo, Inc. Zero Coupon, 12/1/2025 (a)	38,981,000	36,267,143
Q2 Holdings, Inc. 0.13%, 11/15/2025	6,600,000	5,455,296
Sea, Ltd.:
0.25%, 9/15/2026	55,110,000	40,639,216
2.38%, 12/1/2025	23,081,000	22,822,954
Shopify, Inc. 0.13%, 11/1/2025 (a)	17,551,000	14,936,779
Snap, Inc.:
0.13%, 3/1/2028 (b)	29,100,000	19,808,079
0.25%, 5/1/2025	5,710,000	5,164,524
0.75%, 8/1/2026	15,914,000	13,510,827
Spotify USA, Inc. Zero Coupon, 3/15/2026	29,245,000	23,547,782
TechTarget, Inc. Zero Coupon, 12/15/2026 (b)	8,128,000	6,213,206
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	22,095,000	18,661,216
Vnet Group, Inc. Zero Coupon, 2/1/2026	12,040,000	9,867,984
Wayfair, Inc.:
0.63%, 10/1/2025	24,333,000	15,670,939
1.00%, 8/15/2026	18,770,000	10,731,747
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	7,138,000	6,929,784
Zero Coupon, 8/15/2025	10,822,000	9,122,513
Zillow Group, Inc.:
0.75%, 9/1/2024	12,285,000	12,728,488
1.38%, 9/1/2026 (a)	8,820,000	8,951,506
2.75%, 5/15/2025 (a)	10,777,000	10,280,504
		673,886,928
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.63%, 3/1/2024	$ 7,753,000	$ 8,202,131
IRON/STEEL — 0.3%
United States Steel Corp. 5.00%, 11/1/2026	6,666,000	13,314,735
LEISURE TIME — 1.0%
NCL Corp., Ltd.:
2.50%, 2/15/2027 (b)	9,979,000	7,209,329
5.38%, 8/1/2025	8,825,000	8,996,734
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	18,925,000	13,396,818
Royal Caribbean Cruises, Ltd. 4.25%, 6/15/2023 (a)	6,583,000	6,534,615
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	7,797,000	3,484,869
		39,622,365
LODGING — 0.3%
H World Group, Ltd. 3.00%, 5/1/2026	9,847,000	12,113,779
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	14,354,000	16,879,730
MEDIA — 4.5%
Cable One, Inc. Zero Coupon, 3/15/2026	11,055,000	8,732,566
DISH Network Corp.:
Zero Coupon, 12/15/2025	38,750,000	24,804,262
2.38%, 3/15/2024 (a)	19,692,000	17,755,686
3.38%, 8/15/2026	57,802,000	36,275,379
Liberty Broadband Corp.:
1.25%, 9/30/2050 (b)	16,500,000	15,930,255
2.75%, 9/30/2050 (b)	10,001,000	9,718,372
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	8,022,000	7,841,184
3.75%, 2/15/2030	7,990,000	2,669,938
4.00%, 11/15/2029	7,657,000	2,593,732
Liberty Latin America, Ltd. 2.00%, 7/15/2024 (a)	7,389,000	6,560,841
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	18,270,000	18,241,316
1.38%, 10/15/2023	15,877,000	19,574,595
2.13%, 3/31/2048 (b)	8,143,000	7,739,107
2.75%, 12/1/2049 (b)	11,020,000	10,163,856
		188,601,089
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (b)	13,555,000	11,942,633
OIL & GAS — 1.6%
EQT Corp. 1.75%, 5/1/2026	8,335,000	19,395,462

See accompanying notes to financial statements.
149

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pioneer Natural Resources Co. 0.25%, 5/15/2025	$ 19,248,000	$ 44,925,987
		64,321,449
PHARMACEUTICALS — 3.7%
Aphria, Inc. 5.25%, 6/1/2024 (b)	4,035,000	3,834,541
Ascendis Pharma A/S 2.25%, 4/1/2028 (b)	11,004,000	11,167,079
Dexcom, Inc. 0.25%, 11/15/2025 (a)	22,910,000	24,902,254
DexCom, Inc. 0.75%, 12/1/2023	15,130,000	41,682,696
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	10,980,000	10,143,434
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	10,563,000	10,418,076
2.00%, 6/15/2026 (a)	19,890,000	23,702,316
Pacira BioSciences, Inc. 0.75%, 8/1/2025	7,830,000	7,057,884
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	8,225,000	15,344,478
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	7,425,000	7,296,770
		155,549,528
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025	11,995,000	7,056,179
0.50%, 4/1/2027	11,195,000	5,139,065
		12,195,244
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	14,465,000	11,967,907
RETAIL — 0.5%
Burlington Stores, Inc. 2.25%, 4/15/2025 (a)	10,055,000	11,604,877
National Vision Holdings, Inc. 2.50%, 5/15/2025	8,115,000	11,167,701
		22,772,578
SEMICONDUCTORS — 2.1%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	8,520,000	8,431,307
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	12,707,000	13,577,175
ON Semiconductor Corp. Zero Coupon, 5/1/2027	14,660,000	19,431,244
Silicon Laboratories, Inc. 0.63%, 6/15/2025	10,334,000	12,953,669
Wolfspeed, Inc.:
0.25%, 2/15/2028 (a) (b)	15,470,000	13,270,630
Security Description	Principal Amount	Value
1.75%, 5/1/2026	$ 11,235,000	$ 18,063,408
		85,727,433
SOFTWARE — 11.1%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	21,851,000	23,071,815
0.38%, 9/1/2027 (a)	22,847,000	22,143,312
Alteryx, Inc.:
0.50%, 8/1/2024	7,670,000	7,086,697
1.00%, 8/1/2026	7,846,000	6,509,199
Bentley Systems, Inc. 0.13%, 1/15/2026	12,745,000	11,623,058
Bilibili, Inc.:
1.25%, 6/15/2027	13,737,000	13,641,528
1.38%, 4/1/2026	7,890,000	9,208,892
Bill.com Holdings, Inc. Zero Coupon, 12/1/2025 (a)	22,420,000	23,062,109
Blackline, Inc.:
Zero Coupon, 3/15/2026	22,006,000	18,852,100
0.13%, 8/1/2024	4,908,000	5,468,248
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	11,280,000	9,881,731
Coupa Software, Inc.:
0.13%, 6/15/2025	16,293,000	15,752,561
0.38%, 6/15/2026 (a)	26,154,000	25,211,933
Datadog, Inc. 0.13%, 6/15/2025 (a)	14,403,000	15,732,397
DocuSign, Inc. Zero Coupon, 1/15/2024	13,922,000	13,120,093
Dropbox, Inc.:
Zero Coupon, 3/1/2026	12,790,000	11,598,739
Zero Coupon, 3/1/2028	14,380,000	12,860,897
Everbridge, Inc. Zero Coupon, 3/15/2026	6,136,000	5,199,401
Fastly Inc Zero Coupon, 3/15/2026	13,645,000	9,926,738
Five9, Inc. 0.50%, 6/1/2025	14,438,000	13,244,122
Guidewire Software, Inc. 1.25%, 3/15/2025	8,000,000	7,421,520
HubSpot, Inc. 0.38%, 6/1/2025 (a)	9,121,000	11,285,049
LivePerson, Inc. Zero Coupon, 12/15/2026	9,735,000	6,972,110
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	16,735,000	6,069,282
0.75%, 12/15/2025	13,735,000	6,415,344
MongoDB, Inc. 0.25%, 1/15/2026	22,286,000	25,960,070
New Relic, Inc. 0.50%, 5/1/2023	9,735,000	9,532,609
Pegasystems, Inc. 0.75%, 3/1/2025	11,175,000	9,610,835
Porch Group, Inc. 0.75%, 9/15/2026 (b)	7,829,000	4,266,648

See accompanying notes to financial statements.
150

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
RingCentral, Inc.:
Zero Coupon, 3/1/2025	$ 20,054,000	$ 17,279,128
Zero Coupon, 3/15/2026	12,305,000	9,642,321
Splunk, Inc.:
0.50%, 9/15/2023	15,343,000	14,795,255
1.13%, 9/15/2025 (a)	16,646,000	15,762,930
1.13%, 6/15/2027	24,330,000	20,614,079
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	11,122,000	10,356,806
Ziff Davis, Inc. 1.75%, 11/1/2026 (a) (b)	10,679,000	10,706,018
		459,885,574
TELECOMMUNICATIONS — 0.2%
Nice, Ltd. Zero Coupon, 9/15/2025 (a)	8,686,000	8,150,421
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	7,978,000	5,862,793
TOTAL CORPORATE BONDS & NOTES (Cost $3,289,301,692)		2,750,103,787
	Shares
COMMON STOCKS — 0.0% (c)
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	71
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	58,001
MEDIA — 0.0% (c)
Gannett Co., Inc. (d)	1,000,000	2,030,000
TOTAL COMMON STOCKS (Cost $5,781,403)		2,088,072
CONVERTIBLE BONDS — 16.3%
AIRLINES — 0.2%
JetBlue Airways Corp.	14,540,000	10,604,313
BANKS — 0.3%
BofA Finance LLC	9,900,000	11,388,960
BIOTECHNOLOGY — 1.8%
Alnylam Pharmaceuticals, Inc. (b)	20,308,000	22,049,817
Cytokinetics, Inc. (b)	10,250,000	11,776,840
Halozyme Therapeutics, Inc. (b)	13,862,000	16,330,545
Sarepta Therapeutics, Inc. (a) (b)	21,780,000	25,128,893
		75,286,095
CAPITAL MARKETS — 0.4%
Coinbase Global, Inc.	27,605,000	15,782,330
CHEMICALS — 0.1%
Amyris, Inc.	12,755,000	4,105,707
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Affirm Holdings, Inc.	32,897,000	$ 18,072,625
Marathon Digital Holdings, Inc.	14,240,000	3,289,867
Shift4 Payments, Inc.	12,046,000	10,148,996
		31,511,488
COMMUNICATIONS EQUIPMENT — 0.2%
Infinera Corp. (b)	7,425,000	9,196,456
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC	6,985,000	8,529,174
Upstart Holdings, Inc.	12,558,000	6,613,043
		15,142,217
ENTERTAINMENT — 0.2% (c)
Marriott Vacations Worldwide Corp. (b)	8,917,000	8,835,053
FOOD PRODUCTS — 0.3%
Post Holdings, Inc. (b)	11,381,000	11,993,298
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
CONMED Corp. (b)	15,785,000	14,378,715
Lantheus Holdings, Inc. (b)	8,914,000	9,026,227
		23,404,942
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Array Technologies, Inc.	6,925,000	7,023,127
NextEra Energy Partners LP (b)	9,900,000	9,246,204
Ormat Technologies, Inc. (b)	8,322,000	9,724,673
Sunnova Energy International, Inc.	9,870,000	7,642,835
Sunnova Energy International, Inc. (a) (b)	12,853,000	10,417,228
		44,054,067
INTERACTIVE MEDIA & SERVICES — 0.4%
fuboTV, Inc.	8,430,000	3,920,709
Snap, Inc.	21,593,000	15,033,910
		18,954,619
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Etsy, Inc.	18,925,000	16,267,930
Perficient, Inc.	6,781,000	5,233,847
Upwork, Inc.	11,464,000	8,608,776
Wayfair, Inc. (a) (b)	13,858,000	10,626,730
		40,737,283
IT SERVICES — 0.1%
3D Systems Corp.	9,067,000	6,220,597
LEISURE EQUIPMENT & PRODUCTS — 1.7%
Carnival Corp. (a) (b)	19,825,000	17,798,885
Carnival Corp.	8,425,000	9,307,350
NCL Corp. Ltd.	21,493,000	14,721,416
Royal Caribbean Cruises Ltd. (b)	22,670,000	28,463,545
		70,291,196

See accompanying notes to financial statements.
151

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MACHINERY — 0.6%
Axon Enterprise, Inc. (b)	13,365,000	$ 13,330,251
Greenbrier Cos., Inc.	6,995,000	6,217,156
John Bean Technologies Corp. (a)	7,850,000	6,762,225
		26,309,632
MEDIA — 0.2% (c)
Liberty Media Corp.-Liberty Formula One (b)	9,222,000	8,859,022
OIL, GAS & CONSUMABLE FUELS — 0.3%
Northern Oil & Gas, Inc. (b)	9,907,000	10,667,065
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	7,790,000	5,470,995
REAL ESTATE INVESTMENT TRUSTS (REITS)REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Uniti Group, Inc. (b)	5,000,000	4,635,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Wolfspeed, Inc. (b)	32,676,000	29,467,217
SOFTWARE — 4.1%
Bentley Systems, Inc.	11,700,000	9,517,833
Bilibili, Inc.	27,617,000	20,406,201
Bill.com Holdings, Inc. (a)	10,649,000	8,404,617
Cloudflare, Inc.	25,550,000	20,935,159
Confluent, Inc.	21,040,000	16,015,438
DigitalOcean Holdings, Inc.	29,581,000	22,274,789
Envestnet, Inc.	5,790,000	5,236,708
Envestnet, Inc. (b)	11,382,000	12,192,740
InterDigital, Inc. (a) (b)	8,909,000	8,425,152
Jamf Holding Corp.	7,184,000	5,929,889
Nutanix, Inc.	10,890,000	9,113,950
Progress Software Corp.	6,985,000	7,131,615
Unity Software, Inc.	33,771,000	25,350,876
		170,934,967
SPECIALTY RETAIL — 0.1%
Vroom, Inc.	7,470,000	2,615,097
TRANSPORTATION INFRASTRUCTURE — 0.5%
ZTO Express Cayman, Inc. (b)	19,306,000	20,493,898
TOTAL CONVERTIBLE BONDS (Cost $806,770,854)		676,962,314
PREFERRED STOCKS — 9.0%
BANKS — 3.8%
Bank of America Corp. 7.25%, 12/31/2049	59,648	69,191,680
Wells Fargo & Co. 7.50%, 12/31/2049	76,649	90,829,065
		160,020,745
Security Description	Shares	Value
BUILDING PRODUCTS — 0.7%
ArcelorMittal SA 5.50%, 5/18/2023 (Cost $29,012,961)(a)	468,891	$ 29,043,109
CAPITAL MARKETS — 0.6%
KKR & Co., Inc. 6.00%, 9/15/2023 (Cost $32,661,593)	434,944	24,900,544
CONSTRUCTION & ENGINEERING — 0.4%
Fluor Corp. 6.50%, (Cost $12,832,889)	10,275	17,355,297
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037 (Cost $7,837,095)	131,648	6,779,872
ELECTRIC UTILITIES — 1.3%
American Electric Power Co., Inc. 6.13%, 8/15/2023 (a)	306,820	15,825,776
NextEra Energy, Inc. 6.93%, 9/1/2025	771,000	38,696,490
		54,522,266
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Coherent Corp. 6.00%, 7/1/2023 (Cost $13,432,305)	44,205	7,068,379
GAS UTILITIES — 0.4%
NiSource, Inc. 7.75%, 3/1/2024 (Cost $18,708,415)(a)	168,147	17,362,859
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Danaher Corp. 5.00%, 4/15/2023 (Cost $48,600,792)(a)	32,910	44,644,060
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025 (Cost $6,950,000)	139,000	7,038,960
PHARMACEUTICALS — 0.1%
Elanco Animal Health, Inc. 5.00%, 2/1/2023 (Cost $9,760,412)	219,998	4,296,561
TOTAL PREFERRED STOCKS (Cost $416,200,851)		373,032,652

See accompanying notes to financial statements.
152

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 8.2%
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv PLC Series A, 5.50%, 6/15/2023	227,110	$ 24,373,445
DIVERSIFIED FINANCIAL SERVICES — 0.3%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a) (b)	13,215	11,498,187
ELECTRIC — 4.1%
AES Corp. 6.88%, 2/15/2024	190,548	19,437,802
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	391,343	9,341,357
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (a) (e)	270,171	9,817,744
NextEra Energy, Inc.:
5.28%, 3/1/2023	980,351	49,703,796
6.22%, 9/1/2023	764,335	38,591,274
PG&E Corp. 5.50%, 8/16/2023	301,568	43,498,168
		170,390,141
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023 (a)	209,005	13,520,534
HEALTH CARE PRODUCTS — 0.6%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	194,845	22,372,103
MEDIA — 0.1%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	192,051	4,757,103
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	86,611	8,884,556
PHARMACEUTICALS — 0.7%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (a)	585,000	29,296,800
Security Description	Shares	Value
SOFTWARE — 0.2%
Clarivate PLC Series A, 5.25%, 6/1/2024	247,491	$ 9,374,959
TELECOMMUNICATIONS — 1.1%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	38,930	44,599,415
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $399,513,638)		339,067,243
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	489,183	489,281
State Street Navigator Securities Lending Portfolio II (h) (i)	299,950,251	299,950,251
TOTAL SHORT-TERM INVESTMENTS (Cost $300,439,581)		300,439,532
TOTAL INVESTMENTS — 107.0% (Cost $5,218,008,019)		4,441,693,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(291,466,714)
NET ASSETS — 100.0%		$ 4,150,226,886
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.7% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
153

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,750,103,787	$—	$2,750,103,787
Common Stocks	2,088,072	—	—	2,088,072
Convertible Bonds	—	676,962,314	—	676,962,314
Convertible Preferred Stocks	282,969,641	56,097,602	—	339,067,243
Preferred Stocks	355,677,355	17,355,297	—	373,032,652
Short-Term Investments	300,439,532	—	—	300,439,532
TOTAL INVESTMENTS	$941,174,600	$3,500,519,000	$—	$4,441,693,600

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	73,292,268	$ 73,284,939	$266,172,950	$338,980,462	$7,512	$4,342	489,183	$ 489,281	$ 127,120
State Street Navigator Securities Lending Portfolio II	159,777,913	159,777,913	711,403,881	571,231,543	—	—	299,950,251	299,950,251	1,399,199
Total		$233,062,852	$977,576,831	$910,212,005	$7,512	$4,342		$300,439,532	$1,526,319
See accompanying notes to financial statements.
154

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 8,921,000	$ 6,750,877
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	14,436,000	12,508,794
7.50%, 6/1/2029 (a) (b)	11,240,000	8,175,639
7.75%, 4/15/2028 (a) (b)	10,921,000	8,015,249
CMG Media Corp. 8.88%, 12/15/2027 (a)	10,372,000	7,803,893
Lamar Media Corp.:
3.63%, 1/15/2031	6,613,000	5,471,530
3.75%, 2/15/2028	5,273,000	4,732,781
4.00%, 2/15/2030 (b)	6,259,000	5,466,298
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	6,044,000	5,013,377
4.63%, 3/15/2030 (a) (b)	4,742,000	3,932,541
5.00%, 8/15/2027 (a)	7,143,000	6,455,058
Stagwell Global LLC 5.63%, 8/15/2029 (a)	11,547,000	9,519,231
		83,845,268
AEROSPACE & DEFENSE — 2.4%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	8,691,000	8,066,725
7.13%, 6/15/2026 (a)	13,329,000	13,064,286
7.88%, 4/15/2027 (a) (b)	20,916,000	20,363,190
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a) (b)	5,687,000	4,651,340
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	6,804,000	5,750,605
6.88%, 5/1/2025	6,025,000	6,187,976
Moog, Inc. 4.25%, 12/15/2027 (a)	4,346,500	4,015,384
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	9,338,000	8,873,248
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	7,494,000	6,069,540
7.50%, 4/15/2025 (a)	13,177,000	13,021,511
9.38%, 11/30/2029 (a)	11,132,000	11,731,236
TransDigm, Inc.:
4.63%, 1/15/2029	11,667,000	10,251,560
4.88%, 5/1/2029	7,680,000	6,695,962
5.50%, 11/15/2027	28,149,000	26,433,318
6.25%, 3/15/2026 (a)	46,748,000	46,201,983
7.50%, 3/15/2027	5,888,000	5,833,713
8.00%, 12/15/2025 (a)	12,049,000	12,205,637
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	6,165,000	5,827,713
Security Description	Principal Amount	Value
8.88%, 6/1/2024 (a)	$ 5,078,000	$ 5,171,131
		220,416,058
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,064,000	4,939,324
6.00%, 6/15/2030 (a)	10,704,000	10,490,776
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	9,683,000	8,403,392
10.50%, 11/1/2026 (a)	5,731,000	5,709,050
		29,542,542
AIRLINES — 2.2%
Air Canada 3.88%, 8/15/2026 (a)	13,786,000	12,247,344
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	6,460,000	6,149,274
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	5,934,000	5,057,133
American Airlines, Inc. 11.75%, 7/15/2025 (a)	28,218,000	30,358,053
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	38,761,755	37,275,629
5.75%, 4/20/2029 (a)	32,336,604	29,583,465
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	7,832,000	7,431,785
7.38%, 1/15/2026 (b)	9,990,000	10,251,238
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a) (b)	12,689,541	11,481,370
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	13,266,182	13,265,268
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	21,300,000	19,838,181
4.63%, 4/15/2029 (a)	21,928,000	19,136,785
		202,075,525
APPAREL — 0.1%
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	5,402,000	4,302,531
William Carter Co. 5.63%, 3/15/2027 (a)	4,306,000	4,139,918
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	6,549,000	4,958,968
		13,401,417
AUTO MANUFACTURERS — 2.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	10,688,000	8,793,659
5.88%, 6/1/2029 (a) (b)	5,263,000	4,941,694
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	12,771,000	11,894,271

See accompanying notes to financial statements.
155

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ford Motor Co.:
3.25%, 2/12/2032	$ 19,417,000	$ 14,610,321
6.10%, 8/19/2032	14,446,000	13,383,641
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	10,619,000	9,693,873
2.70%, 8/10/2026	12,337,000	10,713,451
2.90%, 2/16/2028	5,285,000	4,366,995
2.90%, 2/10/2029	6,030,000	4,813,809
3.37%, 11/17/2023	720,000	703,937
3.38%, 11/13/2025	16,763,000	15,183,422
3.63%, 6/17/2031	7,727,000	6,083,467
3.82%, 11/2/2027	1,081,000	952,934
4.00%, 11/13/2030	12,841,500	10,546,981
4.06%, 11/1/2024	11,425,000	11,009,473
4.13%, 8/17/2027	9,758,000	8,719,749
4.27%, 1/9/2027	6,491,000	5,885,130
4.54%, 8/1/2026	6,116,000	5,643,845
4.69%, 6/9/2025	5,655,000	5,399,903
4.95%, 5/28/2027	11,734,000	10,959,791
5.11%, 5/3/2029 (b)	11,854,000	10,750,037
5.13%, 6/16/2025	13,617,000	13,127,469
5.58%, 3/18/2024	13,591,000	13,437,965
7.35%, 11/4/2027	11,617,000	11,903,940
Jaguar Land Rover Automotive PLC:
5.50%, 7/15/2029 (a) (b)	7,219,000	5,139,928
5.88%, 1/15/2028 (a)	5,644,000	4,342,719
7.75%, 10/15/2025 (a)	8,635,000	8,028,564
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	5,412,000	5,249,261
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	7,679,000	5,838,651
		242,118,880
AUTO PARTS & EQUIPMENT — 0.8%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	60	56
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	6,576,000	5,274,478
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	9,969,000	9,754,766
8.50%, 5/15/2027 (a) (b)	21,115,000	20,657,227
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	6,198,000	5,281,316
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,460,000	4,567,155
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	9,151,000	7,633,307
5.25%, 4/30/2031 (b)	6,289,000	5,278,546
5.25%, 7/15/2031 (b)	7,419,500	6,072,045
9.50%, 5/31/2025	7,250,000	7,497,443
Security Description	Principal Amount	Value
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	$ 5,967,000	$ 4,086,798
		76,103,137
BANKS — 0.5%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,321,000	4,937,839
7.63%, 5/1/2026 (a)	7,182,000	6,038,410
8.25%, 4/15/2025 (a)	6,155,000	5,570,952
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	8,942,000	6,590,880
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	16,677,000	13,552,397
5 Year US ISDA + 3.70%, 5.86%, 6/19/2032 (a) (c)	1,148,000	1,010,091
5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	12,725,000	11,694,911
		49,395,480
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	7,291,000	6,296,799
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	8,082,000	6,547,390
		12,844,189
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (b)	6,984,000	6,042,557
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	13,951,000	11,357,928
5.00%, 3/1/2030 (a)	6,602,000	5,885,419
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a) (b)	3,429,000	2,417,068
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	5,239,000	3,922,125
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	6,584,000	6,293,053
Griffon Corp. 5.75%, 3/1/2028	10,075,500	9,213,843
Masonite International Corp. 5.38%, 2/1/2028 (a)	6,309,000	5,843,648
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	6,452,000	5,184,376
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	6,306,000	5,667,644
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	5,776,000	4,838,209
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	12,133,000	10,849,814

See accompanying notes to financial statements.
156

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	$ 11,979,500	$ 9,057,460
4.38%, 7/15/2030 (a)	17,525,700	14,356,352
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	6,880,000	6,409,614
Victors Merger Corp. 6.38%, 5/15/2029 (a)	5,919,000	3,272,911
		104,569,464
CHEMICALS — 2.0%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	8,943,000	7,201,708
Avient Corp. 7.13%, 8/1/2030 (a)	8,223,000	8,088,225
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	7,203,000	5,977,410
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	5,081,000	4,695,200
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	6,791,000	5,706,817
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	6,719,000	5,509,647
5.75%, 11/15/2028 (a)	7,823,000	7,024,428
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	5,905,000	5,036,079
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,330,000	5,688,581
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	3,909,000	3,136,308
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	8,329,000	7,109,468
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a) (b)	4,202,000	3,800,751
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,952,000	5,134,493
Methanex Corp.:
5.13%, 10/15/2027	7,371,000	6,842,942
5.25%, 12/15/2029 (b)	9,136,000	8,112,128
Olin Corp.:
5.00%, 2/1/2030 (b)	5,378,000	4,908,608
5.63%, 8/1/2029	7,317,000	6,938,053
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	8,989,000	7,365,227
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	248
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	11,196,000	9,641,099
6.63%, 5/1/2029 (a) (b)	7,702,000	6,211,201
Security Description	Principal Amount	Value
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	$ 8,514,000	$ 7,217,403
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	7,287,000	5,994,869
Tronox, Inc. 4.63%, 3/15/2029 (a)	12,172,000	10,113,106
Valvoline, Inc.:
3.63%, 6/15/2031 (a) (b)	5,903,000	4,841,877
4.25%, 2/15/2030 (a)	5,828,000	5,686,380
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	7,309,000	5,556,156
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	135,000	116,038
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	8,211,970	7,274,902
5.63%, 8/15/2029 (a) (b)	13,016,000	10,530,204
		181,459,556
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,906,000	5,038,231
COMMERCIAL SERVICES — 4.8%
ADT Security Corp. 4.13%, 8/1/2029 (a)	11,107,000	9,521,254
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,611,000	5,012,923
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	10,648,000	7,789,970
6.63%, 7/15/2026 (a)	21,352,500	19,580,883
9.75%, 7/15/2027 (a)	11,145,500	9,783,297
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. 4.63%, 6/1/2028 (a)	21,503,000	17,859,282
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	3,875,000	3,572,246
APX Group, Inc.:
5.75%, 7/15/2029 (a)	8,366,000	6,936,251
6.75%, 2/15/2027 (a)	6,507,000	6,268,518
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,482,000	4,969,104
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	5,870,000	4,975,060
5.38%, 3/1/2029 (a) (b)	7,333,000	6,296,114
Block, Inc.:
2.75%, 6/1/2026	10,940,000	9,778,610
3.50%, 6/1/2031 (b)	10,969,000	8,755,236

See accompanying notes to financial statements.
157

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cimpress PLC 7.00%, 6/15/2026 (a)	$ 6,748,000	$ 4,661,451
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	7,293,000	7,471,168
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	8,773,000	6,729,681
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	6,210,000	5,491,938
6.00%, 6/1/2029 (a)	5,545,000	4,532,871
9.50%, 11/1/2027 (a) (b)	6,613,000	6,403,434
Gartner, Inc.:
3.63%, 6/15/2029 (a)	6,517,000	5,712,737
3.75%, 10/1/2030 (a)	6,145,000	5,328,084
4.50%, 7/1/2028 (a)	8,914,000	8,318,188
Grand Canyon University 4.13%, 10/1/2024	6,020,000	5,654,044
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	6,467,000	5,745,477
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	12,570,000	11,719,011
Hertz Corp.:
4.63%, 12/1/2026 (a)	5,841,000	4,893,882
5.00%, 12/1/2029 (a) (b)	11,223,000	8,512,084
IHS Markit, Ltd.:
4.25%, 5/1/2029	15,000	13,646
4.75%, 2/15/2025 (a)	20,000	19,611
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	6,985,000	5,906,516
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	12,478,000	9,738,205
5.75%, 11/1/2028 (a) (b)	14,602,000	9,704,489
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	21,495,000	20,253,449
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	10,069,000	8,878,341
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/1/2028 (a)	1,000	514
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a) (b)	5,000,000	3,245,850
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	10,271,000	8,925,191
5.25%, 4/15/2024 (a)	7,478,000	7,354,538
5.75%, 4/15/2026 (a)	13,131,000	12,652,900
6.25%, 1/15/2028 (a) (b)	14,231,000	12,994,468
PROG Holdings, Inc. 6.00%, 11/15/2029 (a) (b)	6,455,000	5,195,759
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	10,028,000	9,611,938
9.25%, 4/15/2025 (a)	8,298,000	8,317,915
11.25%, 12/15/2027 (a)	7,331,000	7,545,285
Service Corp. International:
3.38%, 8/15/2030	9,014,000	7,409,238
Security Description	Principal Amount	Value
4.00%, 5/15/2031	$ 7,048,700	$ 5,982,936
5.13%, 6/1/2029	7,828,000	7,369,123
Sotheby's 7.38%, 10/15/2027 (a) (b)	8,401,000	7,937,097
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	5,350,000	4,431,512
United Rentals North America, Inc.:
3.75%, 1/15/2032	8,545,000	6,979,983
3.88%, 11/15/2027	8,760,000	8,102,737
3.88%, 2/15/2031 (b)	11,153,000	9,386,365
4.00%, 7/15/2030	7,783,000	6,661,781
5.25%, 1/15/2030	7,865,000	7,386,651
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	12,252,000	12,001,569
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	9,535,000	8,986,642
WW International, Inc. 4.50%, 4/15/2029 (a)	5,165,000	2,574,133
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	6,164,000	5,077,410
		442,918,590
COMPUTERS — 1.2%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	7,391,000	6,589,520
4.00%, 7/1/2029 (a)	5,064,000	4,487,970
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a) (b)	22,034,000	17,794,218
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	4,465,000	3,649,780
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	7,076,000	5,986,225
Diebold Nixdorf, Inc.:
9.38%, 7/15/2025 (a) (b)	154,000	106,260
9.38%, 7/15/2025 (a)	7,391,000	5,195,282
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	9,026,000	1,391,087
NCR Corp.:
5.00%, 10/1/2028 (a)	7,980,000	6,847,159
5.13%, 4/15/2029 (a)	12,970,000	10,846,681
5.75%, 9/1/2027 (a)	4,882,000	4,679,348
6.13%, 9/1/2029 (a) (b)	5,889,000	5,506,333
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	5,719,000	5,217,787
8.25%, 2/1/2028 (a)	6,531,000	6,052,539
Seagate HDD Cayman:
3.38%, 7/15/2031	940,000	711,505
4.09%, 6/1/2029	4,765,000	3,943,943
9.63%, 12/1/2032 (a)	8,050,320	8,827,578

See accompanying notes to financial statements.
158

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Vericast Corp. 11.00%, 9/15/2026 (a)	$ 13,477,930	$ 14,337,418
		112,170,633
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	7,812,000	7,354,529
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	7,921,000	7,265,775
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	6,316,000	5,655,599
		20,275,903
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	8,870,000	8,454,618
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a) (b)	4,848,000	4,385,985
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,587,000	3,932,985
5.50%, 6/1/2028 (a)	7,972,000	7,463,307
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	5,316,000	3,269,872
		27,506,767
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	7,717,000	6,879,706
Avient Corp. 5.75%, 5/15/2025 (a)	5,975,000	5,848,270
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	7,081,000	6,352,507
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	12,760,000	10,863,098
IAA, Inc. 5.50%, 6/15/2027 (a)	5,295,000	5,145,840
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	4,798,000	4,555,893
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	194,000	95,584
9.00%, 11/15/2026 (a)	136,000	87,245
REGS, 13.13%, 11/15/2027 (a)	2,594,000	637,527
		40,465,670
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AG Issuer LLC 6.25%, 3/1/2028 (a)	6,534,000	6,020,428
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,972,000	5,018,488
Security Description	Principal Amount	Value
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	$ 10,675,000	$ 5,639,496
3.63%, 10/1/2031 (a)	11,334,000	5,470,922
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	9,775,000	4,529,246
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	8,397,500	8,255,582
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	19,391,421	16,528,665
goeasy, Ltd. 5.38%, 12/1/2024 (a) (b)	6,317,000	6,055,160
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	5,473,000	3,741,179
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	6,704,000	5,855,810
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	11,132,000	9,090,725
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	5,243,000	3,130,019
6.50%, 11/1/2025 (a) (b)	4,123,000	2,810,360
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	9,626,000	8,376,449
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,791,000	8,430,345
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	7,190,000	5,528,822
5.50%, 8/15/2028 (a)	9,287,000	7,598,159
5.75%, 11/15/2031 (a)	6,789,000	5,275,053
6.00%, 1/15/2027 (a)	6,454,000	5,788,980
Navient Corp.:
4.88%, 3/15/2028	5,962,000	4,894,027
5.00%, 3/15/2027 (b)	7,890,000	6,900,988
5.50%, 3/15/2029	7,662,000	6,283,530
6.75%, 6/15/2026	5,379,000	5,137,483
7.25%, 9/25/2023	330	331
NFP Corp.:
4.88%, 8/15/2028 (a)	6,751,000	5,747,801
6.88%, 8/15/2028 (a)	22,497,000	18,627,291
OneMain Finance Corp.:
3.50%, 1/15/2027	8,481,000	7,026,084
3.88%, 9/15/2028 (b)	6,784,000	5,397,350
4.00%, 9/15/2030 (b)	10,031,800	7,498,570
5.38%, 11/15/2029	8,714,000	7,138,857
6.13%, 3/15/2024	14,891,000	14,403,618
6.63%, 1/15/2028	8,478,000	7,817,055
6.88%, 3/15/2025	14,351,000	13,796,334
7.13%, 3/15/2026	17,302,000	16,451,088
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	6,745,000	5,272,364
5.38%, 10/15/2025 (a)	7,866,000	7,126,911
5.75%, 9/15/2031 (a)	6,042,000	4,894,383

See accompanying notes to financial statements.
159

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	$ 12,473,000	$ 10,737,507
3.63%, 3/1/2029 (a) (b)	9,211,000	7,308,652
3.88%, 3/1/2031 (a)	12,575,000	9,711,547
4.00%, 10/15/2033 (a)	8,108,500	6,065,158
SLM Corp.:
3.13%, 11/2/2026	5,595,000	4,786,578
4.20%, 10/29/2025	5,537,000	5,042,491
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	9,092,000	8,211,167
5.50%, 4/15/2029 (a)	8,596,000	6,852,989
5.75%, 6/15/2027 (a)	5,912,000	5,084,202
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a) (b)	11,380,000	9,141,554
		340,499,798
ELECTRIC — 2.3%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	8,586,000	6,961,271
Calpine Corp.:
3.75%, 3/1/2031 (a)	10,402,000	8,410,953
4.50%, 2/15/2028 (a)	13,757,000	12,295,181
4.63%, 2/1/2029 (a)	7,089,000	6,108,662
5.00%, 2/1/2031 (a)	9,609,000	8,094,622
5.13%, 3/15/2028 (a)	14,960,000	13,391,145
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	10,090,000	8,422,022
4.75%, 3/15/2028 (a) (b)	9,342,000	8,661,996
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	4,835,000	4,648,804
FirstEnergy Corp. 2.65%, 3/1/2030	6,355,000	5,203,728
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	6,817,000	6,262,369
4.25%, 7/15/2024 (a)	6,482,000	6,299,402
4.25%, 9/15/2024 (a)	131,000	121,837
4.50%, 9/15/2027 (a)	250,500	230,593
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,291,000	4,271,900
3.63%, 2/15/2031 (a)	10,876,000	8,321,554
3.88%, 2/15/2032 (a)	12,207,000	9,203,468
5.25%, 6/15/2029 (a)	8,390,000	7,412,481
5.75%, 1/15/2028 (a)	840	789
5.75%, 1/15/2028	9,342,000	8,776,622
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,881,000	6,175,835
Security Description	Principal Amount	Value
PG&E Corp.:
5.00%, 7/1/2028 (b)	$ 11,800,000	$ 10,797,826
5.25%, 7/1/2030	10,643,000	9,684,811
Pike Corp. 5.50%, 9/1/2028 (a)	6,502,000	5,683,398
Talen Energy Supply LLC 7.25%, 5/15/2027 (a) (d)	291,000	302,326
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	13,872,000	11,968,900
5.00%, 7/31/2027 (a)	14,598,000	13,585,045
5.50%, 9/1/2026 (a)	10,277,000	9,913,194
5.63%, 2/15/2027 (a)	13,154,000	12,562,465
		213,773,199
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	8,766,000	7,451,363
4.75%, 6/15/2028 (a)	6,436,000	5,601,251
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	15,980,000	16,198,606
7.25%, 6/15/2028 (a)	14,207,000	14,403,767
		43,654,987
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	11,003,000	9,520,126
Imola Merger Corp. 4.75%, 5/15/2029 (a)	21,363,000	18,509,758
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	11,092,000	9,567,294
5.88%, 9/1/2030 (a)	4,260,000	4,035,200
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a) (b)	8,619,500	7,132,377
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	5,280,000	4,533,091
		53,297,846
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a) (b)	8,294,000	7,823,399
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	8,241,000	7,205,024
5.00%, 1/31/2028 (a)	4,780,000	4,301,952
		19,330,375
ENGINEERING & CONSTRUCTION — 0.2%
Artera Services LLC 9.03%, 12/4/2025 (a)	9,735,222	8,124,335
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	392,000	313,251
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	31,000	28,288
Dycom Industries, Inc. 4.50%, 4/15/2029 (a) (b)	6,123,000	5,360,197

See accompanying notes to financial statements.
160

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Fluor Corp. 4.25%, 9/15/2028 (b)	$ 4,252,000	$ 3,855,459
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	127,865
TopBuild Corp. 4.13%, 2/15/2032 (a)	4,339,000	3,525,264
		21,334,659
ENTERTAINMENT — 3.3%
Affinity Gaming 6.88%, 12/15/2027 (a)	4,977,000	4,231,744
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,430,000	2,444,686
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	10,311,000	5,608,875
10.00%, 6/15/2026 (a)	13,704,434	5,687,203
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	6,937,400	6,211,401
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	13,053,000	10,614,700
6.25%, 7/1/2025 (a)	36,727,000	35,732,433
8.13%, 7/1/2027 (a) (b)	19,661,000	19,335,807
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	11,390,000	11,162,200
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	12,722,000	11,469,773
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	10,918,000	10,788,294
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	1,154,000	1,032,680
5.50%, 4/1/2027 (a)	5,961,000	5,674,097
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	8,943,000	6,642,682
International Game Technology PLC:
4.13%, 4/15/2026 (a)	7,917,000	7,408,174
5.25%, 1/15/2029 (a)	8,299,000	7,789,607
6.25%, 1/15/2027 (a)	6,605,000	6,551,499
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,441,000	4,038,779
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	10,550,000	6,106,867
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	5,633,000	4,823,144
4.75%, 10/15/2027 (a) (b)	10,288,000	9,171,340
6.50%, 5/15/2027 (a)	13,050,000	12,770,730
Security Description	Principal Amount	Value
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	$ 8,142,000	$ 6,957,095
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	12,769,000	11,842,609
Mohegan Tribal Gaming Authority 13.25%, 12/15/2027 (a)	5,000,000	5,157,400
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	9,692,000	7,131,277
5.88%, 9/1/2031 (a) (b)	9,255,000	6,529,125
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	10,916,000	7,756,145
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	9,738,000	8,222,865
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	8,938,000	8,546,337
7.25%, 11/15/2029 (a) (b)	5,059,000	4,854,262
8.63%, 7/1/2025 (a)	5,365,000	5,478,577
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	7,587,000	6,617,685
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,353,000	2,357,612
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	8,508,000	6,807,336
3.75%, 12/1/2029 (a)	6,671,000	5,726,787
3.88%, 7/15/2030 (a)	4,868,000	4,195,145
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	7,307,000	7,275,141
REGS, 5.13%, 10/1/2029 (a)	7,891,000	6,767,243
		307,519,356
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,795,000	3,586,616
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	10,054,000	8,233,120
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	8,215,000	7,227,721
3.75%, 8/1/2025 (a)	8,036,000	7,589,038
4.00%, 8/1/2028 (a)	7,745,000	6,737,995
4.25%, 6/1/2025 (a)	3,296,000	3,169,269
4.38%, 8/15/2029 (a) (b)	7,265,000	6,185,421
4.75%, 6/15/2029 (a)	7,716,000	6,741,315

See accompanying notes to financial statements.
161

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 12/15/2026 (a)	$ 5,562,000	$ 5,345,805
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	7,499,000	6,244,867
5.88%, 6/30/2029 (a)	10,991,000	7,560,049
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	5,631,000	4,915,638
5.38%, 7/15/2024 (a)	4,273,000	4,194,719
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,969,000	5,289,370
		83,020,943
FOOD — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	7,968,000	7,273,350
3.50%, 3/15/2029 (a)	13,967,000	11,711,888
4.63%, 1/15/2027 (a)	15,176,500	14,122,796
4.88%, 2/15/2030 (a)	11,133,000	9,931,415
5.88%, 2/15/2028 (a)	8,322,500	7,917,610
7.50%, 3/15/2026 (a)	6,367,000	6,517,962
B&G Foods, Inc. 5.25%, 9/15/2027 (b)	7,342,018	5,633,677
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	10,734,000	9,497,550
4.38%, 1/31/2032 (a)	7,392,000	6,456,247
4.88%, 5/15/2028 (a)	5,551,000	5,262,348
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	10,613,000	9,193,936
5.50%, 10/15/2027 (a)	12,261,000	11,647,459
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	13,855,000	11,702,764
4.63%, 4/15/2030 (a)	16,393,000	14,142,897
5.50%, 12/15/2029 (a)	13,548,000	12,274,217
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	82,000	58,057
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	9,242,000	7,562,082
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	5,235,000	4,463,309
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	5,642,000	5,426,758
US Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	5,424,000	4,792,809
4.75%, 2/15/2029 (a)	10,189,000	9,047,934
6.25%, 4/15/2025 (a)	10,734,000	10,646,947
		185,284,012
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 2/1/2028 (a) (b)	12,598,000	11,773,335
6.38%, 5/1/2025 (a)	16,226,000	16,066,336
Security Description	Principal Amount	Value
TKC Holdings, Inc. 10.50%, 5/15/2029 (a) (b)	$ 6,948,000	$ 3,928,886
		31,768,557
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,616,000	5,739,909
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	4,808,000	2,919,610
Mercer International, Inc. 5.13%, 2/1/2029	9,825,000	8,211,342
		16,870,861
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	8,755,000	7,356,651
4.63%, 7/15/2028 (a)	16,580,000	15,055,137
Hologic, Inc. 3.25%, 2/15/2029 (a)	9,227,000	7,968,437
Medline Borrower L.P.:
3.88%, 4/1/2029 (a)	49,062,000	39,542,010
5.25%, 10/1/2029 (a) (b)	27,229,000	21,641,065
Teleflex, Inc. 4.25%, 6/1/2028 (a)	5,448,000	4,978,600
		96,541,900
HEALTH CARE SERVICES — 4.7%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	6,032,750	4,805,508
3.50%, 4/1/2030 (a) (b)	6,946,000	5,478,588
5.00%, 7/15/2027 (a)	5,396,000	5,040,242
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	5,378,000	4,754,905
4.00%, 3/15/2031 (a) (b)	5,665,000	4,902,038
4.25%, 5/1/2028 (a)	4,847,000	4,460,064
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	11,912,000	8,669,673
5.25%, 5/15/2030 (a)	16,963,000	12,811,815
5.63%, 3/15/2027 (a)	20,801,000	17,847,674
6.00%, 1/15/2029 (a) (b)	8,750,000	7,323,837
6.13%, 4/1/2030 (a)	14,253,000	7,176,671
6.88%, 4/1/2028 (a)	7,495,000	3,643,170
6.88%, 4/15/2029 (a)	18,127,000	9,398,668
8.00%, 3/15/2026 (a) (b)	23,090,000	21,050,460
8.00%, 12/15/2027 (a) (b)	8,210,000	7,427,259
DaVita, Inc.:
3.75%, 2/15/2031 (a)	15,452,500	11,524,784
4.63%, 6/1/2030 (a)	30,140,250	24,290,329
Encompass Health Corp.:
4.50%, 2/1/2028	7,777,000	7,060,427
4.75%, 2/1/2030	8,541,000	7,521,802
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	8,829,000	2,487,394

See accompanying notes to financial statements.
162

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	$ 7,349,000	$ 5,358,009
IQVIA, Inc. 5.00%, 5/15/2027 (a)	10,433,000	9,955,169
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	6,379,000	5,399,313
6.75%, 4/15/2025 (a)	7,010,000	6,594,868
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	6,562,000	3,714,945
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	5,785,000	4,874,267
ModivCare, Inc. 5.88%, 11/15/2025 (a)	5,695,000	5,392,880
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	6,800,000	5,775,580
3.88%, 5/15/2032 (a)	8,186,000	6,803,794
4.38%, 6/15/2028 (a)	8,089,000	7,380,646
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	8,326,000	7,046,627
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	7,448,000	4,188,457
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	14,621,000	11,770,782
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	8,458,000	6,468,509
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	13,508,000	12,873,664
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	4,542,000	4,616,716
Syneos Health, Inc. 3.63%, 1/15/2029 (a) (b)	7,311,000	5,825,039
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	14,952,000	12,945,591
4.38%, 1/15/2030 (a)	15,578,000	13,496,623
4.63%, 9/1/2024 (a)	7,235,000	7,051,231
4.63%, 6/15/2028 (a)	7,173,000	6,429,160
4.88%, 1/1/2026 (a)	24,685,000	23,518,140
5.13%, 11/1/2027 (a)	15,416,000	14,385,132
6.13%, 10/1/2028 (a) (b)	27,646,000	24,808,691
6.13%, 6/15/2030 (a)	21,500,000	20,476,815
6.25%, 2/1/2027 (a)	16,402,000	15,754,285
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	8,801,000	7,810,976
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	5,238,929	1,101,066
		439,492,283
HOME BUILDERS — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
4.88%, 2/15/2030 (a) (b)	5,738,000	4,480,747
Security Description	Principal Amount	Value
6.25%, 9/15/2027 (a)	$ 7,680,000	$ 6,818,074
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	5,926,000	4,657,895
6.75%, 6/1/2027	6,539,000	6,252,592
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	6,166,000	5,039,163
5.25%, 12/15/2027 (a)	5,460,000	4,849,736
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	5,400,000	5,383,422
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	5,119,000	4,454,144
5.88%, 6/15/2027 (a)	5,852,000	5,631,614
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	4,375,000	3,451,131
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a) (b)	5,963,000	5,423,647
		56,442,165
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	8,272,000	6,475,652
4.00%, 4/15/2029 (a) (b)	8,312,000	6,979,088
		13,454,740
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	7,086,000	5,848,785
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	6,286,000	5,172,875
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	6,310,000	5,188,082
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a) (b)	5,843,000	4,568,174
		20,777,916
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,562,000	6,522,074
Newell Brands, Inc.:
4.88%, 6/1/2025	5,133,000	5,007,703
6.38%, 9/15/2027 (b)	5,569,000	5,529,237
6.63%, 9/15/2029 (b)	6,304,000	6,222,111
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	6,972,000	4,043,063
		27,324,188
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	7,923,000	6,577,278
6.00%, 8/1/2029 (a)	5,818,500	4,682,671

See accompanying notes to financial statements.
163

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a) (b)	$ 8,024,000	$ 7,227,698
6.75%, 10/15/2027 (a)	15,065,000	13,574,168
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	8,139,000	6,987,901
AssuredPartners, Inc. 5.63%, 1/15/2029 (a) (b)	6,259,000	5,199,789
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	7,622,000	6,552,024
Enstar Finance LLC 5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	5,489,000	4,400,586
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (b) (c)	4,552,000	3,500,624
HUB International, Ltd.:
5.63%, 12/1/2029 (a) (b)	5,789,500	5,077,160
7.00%, 5/1/2026 (a)	18,201,000	17,866,284
Liberty Mutual Group, Inc. 5 Year CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	6,119,000	4,960,184
MGIC Investment Corp. 5.25%, 8/15/2028	7,517,000	6,942,476
Sagicor Financial Co., Ltd. 5.30%, 5/13/2028 (a) (b)	5,904,000	5,386,219
		98,935,062
INTERNET — 2.3%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,211,000	3,928,104
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	9,649,000	7,567,904
6.13%, 12/1/2028 (a) (b)	5,446,000	4,370,143
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	3,094,000	2,814,705
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	6,624,000	4,311,429
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	9,675,000	9,499,302
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	8,470,000	7,145,292
5.25%, 12/1/2027 (a)	5,824,000	5,522,375
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	5,634,000	4,081,044
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	5,709,000	4,373,322
4.13%, 8/1/2030 (a) (b)	5,480,000	4,478,475
4.63%, 6/1/2028 (a)	4,905,000	4,386,640
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	8,701,000	5,538,796
Security Description	Principal Amount	Value
Netflix, Inc.:
3.63%, 6/15/2025 (a)	$ 3,180,000	$ 3,044,309
4.88%, 4/15/2028	1,780,000	1,729,519
4.88%, 6/15/2030 (a) (b)	11,201,000	10,475,063
5.38%, 11/15/2029 (a)	8,921,000	8,734,105
5.88%, 11/15/2028	18,809,000	19,085,492
6.38%, 5/15/2029	8,042,000	8,313,820
NortonLifeLock, Inc. 7.13%, 9/30/2030 (a) (b)	6,313,000	6,219,063
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	8,113,000	4,662,135
Rakuten Group, Inc.:
10.25%, 11/30/2024 (a)	5,999,000	6,065,529
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	8,876,000	6,916,889
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	10,235,000	6,925,308
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	3,959,000	3,937,146
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	16,315,000	14,223,743
6.25%, 1/15/2028 (a) (b)	5,265,000	5,072,459
7.50%, 5/15/2025 (a)	10,781,000	10,796,417
7.50%, 9/15/2027 (a)	13,023,000	13,032,116
8.00%, 11/1/2026 (a)	16,850,000	16,977,892
		214,228,536
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	11,169,000	9,577,976
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	7,448,000	6,332,588
4.75%, 9/15/2024	12,233,000	11,827,354
5.25%, 5/15/2027	15,491,000	14,205,247
6.25%, 5/15/2026	13,659,000	13,214,809
6.38%, 12/15/2025	2,565,000	2,487,537
		57,645,511
IRON/STEEL — 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	6,478,000	6,146,780
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	7,902,000	7,563,478
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	7,038,000	6,741,137
6.75%, 3/15/2026 (a) (b)	8,318,000	8,351,688
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	7,263,000	7,417,339
8.13%, 5/1/2027 (a)	7,541,000	7,669,423

See accompanying notes to financial statements.
164

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
8.50%, 5/1/2030 (a)	$ 7,916,000	$ 8,095,377
		51,985,222
LEISURE TIME — 3.1%
Carnival Corp.:
4.00%, 8/1/2028 (a)	25,301,000	20,612,472
5.75%, 3/1/2027 (a)	37,269,000	26,591,059
6.00%, 5/1/2029 (a)	21,022,000	14,086,422
7.63%, 3/1/2026 (a) (b)	16,158,000	12,905,071
9.88%, 8/1/2027 (a)	10,749,000	10,181,990
10.50%, 2/1/2026 (a)	9,037,000	9,080,016
Carnival Holdings Bermuda, Ltd. 10.38%, 5/1/2028 (a)	22,227,000	22,815,793
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	53,000	46,863
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	6,196,431	5,269,569
Life Time, Inc. 5.75%, 1/15/2026 (a)	10,207,000	9,514,353
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	5,785,000	4,320,354
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	6,508,450	5,573,836
5.88%, 3/15/2026 (a)	15,520,000	12,215,171
5.88%, 2/15/2027 (a)	11,214,000	9,706,390
7.75%, 2/15/2029 (a) (b)	6,904,000	5,195,605
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	5,703,000	4,233,679
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a)	8,184,000	6,626,503
5.38%, 7/15/2027 (a) (b)	10,940,000	8,899,581
5.50%, 8/31/2026 (a)	11,117,000	9,353,177
5.50%, 4/1/2028 (a) (b)	16,154,000	12,903,977
8.25%, 1/15/2029 (a)	10,763,000	10,824,349
9.25%, 1/15/2029 (a) (b)	12,484,000	12,831,305
11.50%, 6/1/2025 (a)	12,734,794	13,679,079
11.63%, 8/15/2027 (a)	13,640,000	13,712,292
Viking Cruises, Ltd.:
7.00%, 2/15/2029 (a) (b)	5,558,000	4,652,268
13.00%, 5/15/2025 (a)	8,074,000	8,558,601
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	6,114,000	4,503,695
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	6,879,000	5,907,891
		284,801,361
LODGING — 4.0%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	11,085,000	10,321,909
4.75%, 6/15/2031 (a) (b)	9,799,000	8,528,756
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	6,874,000	6,032,554
Security Description	Principal Amount	Value
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	$ 16,536,250	$ 13,235,780
3.75%, 5/1/2029 (a)	8,513,000	7,388,348
4.00%, 5/1/2031 (a)	12,094,000	10,186,051
4.88%, 1/15/2030	10,633,000	9,647,534
5.38%, 5/1/2025 (a)	5,354,000	5,307,849
5.75%, 5/1/2028 (a)	5,403,000	5,256,741
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	5,812,000	4,756,831
5.00%, 6/1/2029 (a)	8,948,000	7,768,027
Las Vegas Sands Corp.:
2.90%, 6/25/2025	5,545,000	5,122,249
3.20%, 8/8/2024	18,656,000	17,632,905
3.50%, 8/18/2026	10,737,000	9,705,496
3.90%, 8/8/2029	8,671,000	7,342,690
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	5,630,000	4,684,948
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a)	13,427,000	10,833,843
5.75%, 7/21/2028 (a)	10,211,000	8,494,939
Series REGS, 5.25%, 4/26/2026	3,964,000	3,479,997
Series REGS, 5.63%, 7/17/2027	5,813,000	4,993,075
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a) (b)	9,213,000	8,150,096
5.25%, 6/18/2025 (a) (b)	5,234,000	4,928,387
5.38%, 5/15/2024 (a) (b)	7,362,000	7,116,109
5.88%, 5/15/2026 (a) (b)	7,416,000	6,941,895
MGM Resorts International:
4.75%, 10/15/2028	8,778,500	7,664,245
5.50%, 4/15/2027	8,076,000	7,506,480
5.75%, 6/15/2025	7,705,000	7,488,181
6.75%, 5/1/2025	8,223,222	8,288,350
Sands China, Ltd.:
2.80%, 3/8/2027 (b)	10,473,000	8,889,692
3.35%, 3/8/2029	7,636,000	6,228,456
3.75%, 8/8/2031 (b)	6,805,000	5,379,080
4.30%, 1/8/2026 (b)	8,115,000	7,429,282
4.88%, 6/18/2030 (b)	8,466,000	7,311,153
5.63%, 8/8/2025	14,351,000	13,891,050
5.90%, 8/8/2028	19,928,000	18,670,145
Station Casinos LLC:
4.50%, 2/15/2028 (a)	7,627,000	6,618,863
4.63%, 12/1/2031 (a)	5,542,000	4,466,242
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a) (b)	12,382,000	9,160,947
6.00%, 7/15/2025 (a)	6,288,000	5,449,307
6.50%, 1/15/2028 (a) (b)	5,548,000	4,317,232
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	7,538,000	6,144,148

See accompanying notes to financial statements.
165

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Travel + Leisure Co. 6.63%, 7/31/2026 (a)	$ 7,269,000	$ 7,118,822
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	6,610,000	6,170,171
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a) (b)	4,477,000	4,012,511
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a)	93,000	84,170
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a) (b)	10,741,000	8,660,253
5.50%, 1/15/2026 (a)	11,511,000	10,556,278
5.63%, 8/26/2028 (a)	14,245,000	12,159,105
		371,521,172
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	6,053,000	5,438,984
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	9,258,000	7,899,851
Weir Group PLC 2.20%, 5/13/2026 (a)	6,317,000	5,624,531
		18,963,366
MACHINERY-DIVERSIFIED — 0.6%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	16,468,000	16,536,342
9.50%, 1/1/2031 (a) (b)	5,945,000	6,097,073
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	5,192,000	4,286,567
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	253,000	224,055
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	5,410,000	4,274,549
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	6,279,000	5,670,000
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	17,104,000	15,214,692
		52,303,278
MEDIA — 9.0%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	14,028,000	11,337,149
5.75%, 8/15/2029 (a)	22,906,000	18,045,576
AMC Networks, Inc. 4.25%, 2/15/2029 (b)	10,738,000	6,700,082
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	4,710,000	833,293
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	7,162,000	5,579,699
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	32,074,000	25,751,573
4.25%, 1/15/2034 (a)	22,091,000	16,335,853
4.50%, 8/15/2030 (a)	30,257,000	25,053,401
Security Description	Principal Amount	Value
4.50%, 5/1/2032	$ 31,274,000	$ 24,894,104
4.50%, 6/1/2033 (a)	18,411,000	14,177,943
4.75%, 3/1/2030 (a)	33,213,000	28,685,736
4.75%, 2/1/2032 (a)	13,143,000	10,655,162
5.38%, 6/1/2029 (a)	16,978,000	15,346,924
6.38%, 9/1/2029 (a) (b)	16,691,000	15,677,189
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	67,136
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	10,892,500	7,105,722
4.50%, 11/15/2031 (a)	16,983,000	11,803,185
4.63%, 12/1/2030 (a)	28,818,500	15,858,532
5.00%, 11/15/2031 (a)	5,439,000	3,039,694
5.38%, 2/1/2028 (a)	11,196,000	9,024,872
5.75%, 1/15/2030 (a)	24,448,000	13,823,388
6.50%, 2/1/2029 (a)	19,121,000	15,688,398
7.50%, 4/1/2028 (a)	11,562,500	7,835,791
4.13%, 12/1/2030 (a)	11,865,000	8,374,673
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	25,849,000	3,077,582
6.63%, 8/15/2027 (a)	4,186,000	46,799
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	40,213,000	36,061,812
DISH DBS Corp.:
5.13%, 6/1/2029	16,585,000	10,699,149
5.25%, 12/1/2026 (a)	29,531,000	24,910,284
5.75%, 12/1/2028 (a)	27,133,500	21,673,426
7.38%, 7/1/2028	10,662,000	7,535,902
DISH Network Corp. 11.75%, 11/15/2027 (a)	22,226,000	22,855,885
GCI LLC 4.75%, 10/15/2028 (a)	5,685,000	4,836,684
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	14,348,000	10,384,365
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	9,322,000	6,744,933
7.00%, 5/15/2027 (a) (b)	8,124,000	7,215,737
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	6,101,000	4,962,126
5.25%, 8/15/2027 (a)	8,863,000	7,502,264
6.38%, 5/1/2026	8,343,855	7,675,095
8.38%, 5/1/2027 (b)	14,128,474	12,033,221
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	9,288,000	7,724,830
6.75%, 10/15/2027 (a)	13,504,000	12,686,603
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	9,981,000	8,401,108
8.00%, 8/1/2029 (a)	7,698,000	6,371,019
News Corp.:
3.88%, 5/15/2029 (a)	10,129,000	8,776,779

See accompanying notes to financial statements.
166

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 2/15/2032 (a) (b)	$ 5,525,000	$ 5,023,164
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	10,920,750	9,461,083
5.63%, 7/15/2027 (a)	19,605,000	18,006,212
Paramount Global 5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	10,417,000	8,464,854
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	9,909,000	7,282,520
6.50%, 9/15/2028 (a)	10,573,000	4,431,250
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	6,786,000	5,521,022
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	8,722,000	6,511,932
5.50%, 3/1/2030 (a) (b)	6,149,000	4,304,361
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	10,701,000	9,501,204
3.88%, 9/1/2031 (a)	16,375,000	12,938,542
4.00%, 7/15/2028 (a)	21,725,000	18,860,124
4.13%, 7/1/2030 (a)	16,244,000	13,419,818
5.50%, 7/1/2029 (a)	13,350,000	12,196,560
TEGNA, Inc.:
4.63%, 3/15/2028	10,326,000	9,805,363
4.75%, 3/15/2026 (a)	5,473,000	5,327,911
5.00%, 9/15/2029	11,775,000	11,147,157
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	2,500,000	2,250,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	6,614,000	5,828,389
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	11,079,000	9,259,607
6.63%, 6/1/2027 (a)	15,101,000	14,584,395
7.38%, 6/30/2030 (a)	9,979,000	9,548,905
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	14,092,018	11,722,163
Urban One, Inc. 7.38%, 2/1/2028 (a)	8,479,000	7,168,910
Videotron, Ltd. 3.63%, 6/15/2029 (a) (b)	5,863,000	4,957,049
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	10,564,000	8,487,329
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	10,224,000	8,544,095
5.50%, 5/15/2029 (a)	16,124,000	14,490,155
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	4,934,000	4,312,365
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	16,330,000	13,314,339
Ziggo B.V. 4.88%, 1/15/2030 (a)	11,258,000	9,413,377
Security Description	Principal Amount	Value
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a) (b)	$ 5,764,000	$ 4,676,103
		834,630,936
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	4,904,000	4,751,388
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a) (b)	3,900,000	3,371,589
		8,122,977
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	6,380,000	6,306,183
6.13%, 2/15/2028 (a)	10,034,000	9,431,458
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	5,395,000	5,207,578
Constellium SE 3.75%, 4/15/2029 (a) (b)	4,945,000	4,026,466
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	16,149,000	13,652,849
4.50%, 9/15/2027 (a)	6,927,000	6,416,827
6.13%, 4/15/2032 (a)	9,325,000	8,697,148
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (a)	7,476,000	7,019,366
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,740,000	2,501,647
4.50%, 4/1/2026 (a)	2,131,000	1,945,624
6.13%, 4/1/2029 (a) (b)	2,686,000	2,448,020
6.13%, 4/1/2029	2,802,000	2,553,743
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	7,095,000	5,700,265
4.63%, 3/1/2028 (a) (b)	5,592,000	4,902,395
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,570,000	5,888,297
3.88%, 8/15/2031 (a) (b)	8,437,000	6,903,828
4.75%, 1/30/2030 (a)	17,172,000	15,182,109
		108,783,803
MISCELLANEOUS MANUFACTURER — 0.2%
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	8,270,000	6,839,207
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	6,807,000	6,564,535
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	8,016,000	7,304,099
		20,707,841
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	8,684,000	7,993,188

See accompanying notes to financial statements.
167

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/15/2028 (a)	$ 8,193,000	$ 6,612,406
		14,605,594
OIL & GAS — 5.7%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	7,062,000	7,012,778
Antero Resources Corp. 5.38%, 3/1/2030 (a) (b)	6,304,700	5,843,826
Apache Corp. 4.25%, 1/15/2030 (b)	6,540,000	5,787,181
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	6,533,000	6,360,463
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	3,513,000	3,573,143
California Resources Corp. 7.13%, 2/1/2026 (a)	7,457,000	7,113,158
Callon Petroleum Co.:
7.50%, 6/15/2030 (a) (b)	6,429,000	5,901,951
8.00%, 8/1/2028 (a) (b)	7,889,000	7,487,687
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	5,693,000	5,946,965
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,908,000	4,737,447
5.88%, 2/1/2029 (a)	5,653,000	5,385,330
6.75%, 4/15/2029 (a)	9,918,000	9,657,851
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	6,224,000	5,744,690
7.38%, 1/15/2031 (a) (b)	5,741,000	5,508,490
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	9,131,000	7,861,882
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	11,710,000	10,126,574
6.75%, 3/1/2029 (a)	12,989,000	11,727,119
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	7,216,000	6,853,612
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	6,492,000	5,969,264
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a) (b)	7,209,000	6,873,277
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,878,000	7,177,094
Endeavor Energy Resources L.P./EER Finance, Inc. 5.75%, 1/30/2028 (a)	1,208,000	1,156,684
EQT Corp. 3.90%, 10/1/2027	300	277
Gulfport Energy Corp.:
8.00%, 5/17/2026 (b)	4,952,430	4,905,530
8.00%, 5/17/2026 (a) (b)	1,840,000	1,822,575
Security Description	Principal Amount	Value
Gulfport Energy Operating Corp. 6.38%, 5/15/2025 (d)	$ 1,081,000	$ 681
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	5,571,000	4,984,764
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	7,657,000	6,842,065
6.00%, 4/15/2030 (a)	5,228,000	4,678,589
6.00%, 2/1/2031 (a)	6,745,000	5,725,628
6.25%, 11/1/2028 (a)	6,999,000	6,349,773
6.25%, 4/15/2032 (a)	5,295,000	4,548,987
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	384,000	349,832
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	7,084,000	6,971,435
Matador Resources Co. 5.88%, 9/15/2026 (b)	7,459,000	7,198,755
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	6,207,000	5,856,242
7.13%, 2/1/2027 (a) (b)	7,073,000	7,218,138
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	7,852,000	7,072,453
Murphy Oil Corp. 5.88%, 12/1/2027 (b)	5,833,000	5,613,038
Nabors Industries, Inc.:
5.75%, 2/1/2025	5,993,462	5,710,091
7.38%, 5/15/2027 (a)	7,126,000	6,982,340
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	5,922,000	5,606,002
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	9,923,000	9,717,892
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	9,473,000	9,089,912
Occidental Petroleum Corp.:
2.90%, 8/15/2024	3,686,000	3,538,929
3.20%, 8/15/2026	220,000	202,475
3.50%, 8/15/2029	162,000	145,350
5.50%, 12/1/2025	6,960,000	6,941,626
5.55%, 3/15/2026	11,603,000	11,561,809
5.88%, 9/1/2025	8,699,500	8,712,723
6.13%, 1/1/2031 (b)	14,235,000	14,405,678
6.38%, 9/1/2028	5,697,500	5,770,200
6.45%, 9/15/2036	18,794,000	19,173,639
6.63%, 9/1/2030	16,475,000	17,023,453
6.95%, 7/1/2024	2,270,000	2,306,865
7.50%, 5/1/2031	9,748,000	10,440,888
8.50%, 7/15/2027	6,306,000	6,816,597
8.88%, 7/15/2030	12,029,000	13,583,628
Parkland Corp.:
4.50%, 10/1/2029 (a)	9,520,000	7,972,714
4.63%, 5/1/2030 (a)	9,436,000	7,860,943
5.88%, 7/15/2027 (a)	5,594,000	5,300,483
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	4,731,000	4,174,114

See accompanying notes to financial statements.
168

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	$ 135,000	$ 133,041
6.00%, 2/15/2028 (b)	9,779,000	8,654,611
Petrofac, Ltd. 9.75%, 11/15/2026 (a)	6,700,000	3,785,299
Puma International Financing SA:
5.00%, 1/24/2026 (a)	8,028,000	7,007,240
5.13%, 10/6/2024 (a)	1,287,000	1,210,127
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	5,058,000	4,474,813
8.25%, 1/15/2029	8,010,000	8,254,465
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	8,491,000	7,770,539
Southwestern Energy Co.:
4.75%, 2/1/2032	12,768,000	10,901,701
5.38%, 2/1/2029	7,259,000	6,723,504
5.38%, 3/15/2030	13,216,000	12,019,027
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	6,100,000	4,476,790
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	8,558,550	7,485,907
4.50%, 4/30/2030	8,796,000	7,638,534
6.00%, 4/15/2027	5,798,000	5,724,655
Talos Production, Inc. 12.00%, 1/15/2026	5,832,000	6,152,293
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	5,079,000	4,726,213
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	32,611	31,949
Transocean, Inc.:
7.50%, 1/15/2026 (a)	553,000	465,941
8.00%, 2/1/2027 (a) (b)	7,147,000	5,823,661
11.50%, 1/30/2027 (a) (b)	7,549,000	7,581,989
		528,025,878
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	9,150,000	8,409,765
6.88%, 4/1/2027 (a)	5,335,000	5,109,169
CGG SA 8.75%, 4/1/2027 (a) (b)	4,710,000	3,817,220
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	224,000	209,100
Enerflex, Ltd. 9.00%, 10/15/2027	6,906,000	6,889,771
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	4,592,000	4,322,220
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	8,119,000	7,800,004
Security Description	Principal Amount	Value
6.88%, 9/1/2027	$ 9,270,000	$ 8,693,777
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	5,192,000	5,091,379
8.63%, 4/30/2030 (a) (b)	17,362,000	16,765,615
11.00%, 12/1/2024 (a)	58,000	59,592
		67,167,612
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	10,523,958	7,357,931
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	6,504,000	6,372,424
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	6,176,000	5,249,353
4.00%, 9/1/2029 (a) (b)	11,408,000	9,049,054
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	12,859,000	11,147,210
5.25%, 4/30/2025 (a) (b)	8,656,000	8,280,070
5.25%, 8/15/2027 (a)	9,435,000	6,936,801
5.25%, 8/15/2027 (a) (b)	10,608,000	7,999,599
Ball Corp.:
2.88%, 8/15/2030 (b)	13,834,000	11,041,192
3.13%, 9/15/2031 (b)	9,458,000	7,592,410
4.88%, 3/15/2026	7,594,000	7,382,583
6.88%, 3/15/2028 (b)	8,310,000	8,542,098
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	3,873,000	3,794,765
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,900,000	5,655,150
8.75%, 4/15/2030 (a) (b)	12,489,000	10,956,600
Crown Americas LLC 5.25%, 4/1/2030 (a) (b)	5,361,000	5,059,926
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	8,645,000	8,398,877
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	5,071,000	4,238,747
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	4,795,000	3,871,243
LABL, Inc.:
5.88%, 11/1/2028 (a)	5,798,000	4,958,797
6.75%, 7/15/2026 (a)	7,676,000	7,286,289
10.50%, 7/15/2027 (a)	8,457,000	7,848,096

See accompanying notes to financial statements.
169

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	$ 69,000	$ 67,134
7.25%, 4/15/2025 (a)	50	46
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	6,756,000	6,575,615
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.:
4.00%, 10/15/2027 (a)	9,983,000	8,863,606
4.38%, 10/15/2028 (a)	5,040,000	4,504,349
Silgan Holdings, Inc. 4.13%, 2/1/2028 (b)	5,866,000	5,430,215
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	12,313,000	11,509,577
8.50%, 8/15/2027 (a) (b)	8,434,000	7,754,979
		203,724,736
PHARMACEUTICALS — 2.2%
1375209 BC, Ltd. 9.00%, 1/30/2028 (a) (b)	1,897,000	1,848,038
180 Medical, Inc. 3.88%, 10/15/2029 (a)	4,295,000	3,690,694
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	5,546,000	4,648,657
5.13%, 3/1/2030 (a)	6,712,000	5,712,717
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	6,897,500	3,621,601
9.25%, 4/1/2026 (a) (b)	7,377,000	5,197,097
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	17,651,000	11,292,580
5.25%, 1/30/2030 (a)	9,005,000	4,350,406
5.25%, 2/15/2031 (a)	5,435,000	2,631,899
5.75%, 8/15/2027 (a) (b)	4,547,000	3,094,870
6.13%, 2/1/2027 (a) (b)	11,380,000	7,828,643
6.25%, 2/15/2029 (a)	10,805,000	5,235,887
7.00%, 1/15/2028 (a)	1,278,000	622,897
7.25%, 5/30/2029 (a)	582,000	280,541
11.00%, 9/30/2028 (a) (b)	19,778,000	15,509,908
BellRing Brands, Inc. 7.00%, 3/15/2030 (a) (b)	9,192,000	8,889,032
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	6,441,000	5,427,444
Elanco Animal Health, Inc. 6.40%, 8/28/2028	6,841,000	6,507,022
Embecta Corp. 5.00%, 2/15/2030 (a)	5,138,000	4,306,826
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,895,000	6,121,933
Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a) (b)	$ 7,312,000	$ 5,007,623
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	5,246,000	5,382,816
Jazz Securities DAC 4.38%, 1/15/2029 (a)	14,754,000	13,243,781
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a)	35,000	18,911
11.50%, 12/15/2028 (a) (b)	6,713,000	5,723,034
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	6,326,000	5,555,430
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	22,372,000	19,808,616
5.13%, 4/30/2031 (a)	22,022,000	19,075,897
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	5,864,000	4,660,414
6.63%, 4/1/2030 (a)	7,187,000	6,180,029
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030	8,788,000	7,506,358
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	3,987,000	3,610,109
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	6,339,000	5,243,241
		207,834,951
PIPELINES — 4.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	7,671,000	7,016,894
5.75%, 3/1/2027 (a)	6,965,500	6,580,865
5.75%, 1/15/2028 (a)	7,075,500	6,593,588
7.88%, 5/15/2026 (a)	6,192,000	6,287,728
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	6,562,000	6,527,287
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	5,541,000	5,300,964
4.50%, 3/1/2028 (a)	5,308,000	4,663,715
Cheniere Energy, Inc. 4.63%, 10/15/2028	21,972,000	19,925,088
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	15,122,000	13,250,199
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a) (b)	6,999,000	6,525,448
6.00%, 2/1/2029 (a)	8,031,000	7,407,634

See accompanying notes to financial statements.
170

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	$ 11,786,000	$ 10,111,445
4.38%, 6/15/2031 (a)	10,745,000	8,986,688
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	33,967
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	5,779,000	5,512,704
6.50%, 9/1/2030 (a) (b)	8,703,000	8,618,059
EQM Midstream Partners L.P.:
4.50%, 1/15/2029 (a) (b)	8,962,000	7,581,942
4.75%, 1/15/2031 (a)	12,562,000	10,351,465
5.50%, 7/15/2028	8,902,000	7,952,156
7.50%, 6/1/2027 (a)	5,933,999	5,813,420
7.50%, 6/1/2030 (a)	5,523,000	5,324,117
6.50%, 7/1/2027 (a)	10,585,000	10,119,789
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	5,798,000	5,804,494
Genesis Energy L.P./Genesis Energy Finance Corp.:
7.75%, 2/1/2028 (b)	8,234,000	7,587,055
8.00%, 1/15/2027	11,003,000	10,355,583
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	7,672,000	7,361,514
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	28,594
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	8,664,000	7,429,726
5.13%, 6/15/2028 (a) (b)	5,422,000	5,045,876
5.63%, 2/15/2026 (a)	8,064,000	7,826,838
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	6,017,000	5,513,979
ITT Holdings LLC 6.50%, 8/1/2029 (a)	12,919,000	10,900,794
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	11,091,000	10,393,931
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	16,483,000	15,350,783
6.75%, 9/15/2025 (a)	14,138,000	13,403,531
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	22,739,000	20,253,855
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	5,684,000	5,408,781
NuStar Logistics L.P.:
5.75%, 10/1/2025	6,468,000	6,248,217
6.00%, 6/1/2026	5,933,000	5,730,269
6.38%, 10/1/2030 (b)	6,680,000	6,196,969
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	5,860,000	5,320,528
Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	$ 9,098,000	$ 8,638,278
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	9,241,000	8,037,544
6.00%, 9/1/2031 (a)	5,743,000	4,946,159
7.50%, 10/1/2025 (a)	6,272,000	6,327,131
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	136,500	137,825
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	13,252,000	11,602,391
3.88%, 11/1/2033 (a)	13,521,000	11,038,680
4.13%, 8/15/2031 (a)	13,514,000	11,520,820
Western Midstream Operating L.P.:
3.35%, 2/1/2025	6,814,000	6,447,543
4.30%, 2/1/2030	12,740,000	11,159,221
		406,502,071
REAL ESTATE — 0.7%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	6,470,000	6,189,461
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	7,048,000	5,895,793
4.38%, 2/1/2031 (a)	6,487,000	5,222,489
5.38%, 8/1/2028 (a)	8,000,000	7,202,960
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	7,692,000	6,498,586
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	6,711,000	5,337,191
4.75%, 2/1/2030	7,076,000	5,410,876
5.00%, 3/1/2031 (b)	6,507,000	4,976,163
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	11,958,000	8,719,534
5.75%, 1/15/2029 (a) (b)	10,284,000	7,761,438
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	5,290,000	1,731,205
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	6,846,000	2,558,419
		67,504,115
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	5,692,000	4,554,795

See accompanying notes to financial statements.
171

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a) (b)	$ 8,675,000	$ 7,334,279
5.75%, 5/15/2026 (a)	9,404,000	8,663,153
Diversified Healthcare Trust:
4.38%, 3/1/2031 (b)	6,825,000	4,349,300
4.75%, 2/15/2028	6,839,000	3,887,014
9.75%, 6/15/2025	4,522,000	4,336,236
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	5,399,000	4,546,174
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	11,118,000	9,653,759
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	8,294,000	6,920,514
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	10,659,000	9,286,334
5.00%, 7/15/2028 (a)	5,814,000	5,225,856
5.25%, 3/15/2028 (a)	1,720,000	1,582,176
5.25%, 7/15/2030 (a)	14,892,000	12,932,957
5.63%, 7/15/2032 (a)	6,780,000	5,913,177
REIT, 4.50%, 2/15/2031 (a)	12,553,000	10,339,781
iStar, Inc.:
4.25%, 8/1/2025	4,487,000	4,404,888
4.75%, 10/1/2024	5,682,000	5,645,749
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	6,368,000	5,362,174
4.75%, 6/15/2029 (a)	8,679,000	7,007,511
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	13,990,000	9,624,700
4.63%, 8/1/2029 (b)	10,023,000	7,764,518
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	6,112,000	4,492,076
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	9,128,000	7,726,578
5.88%, 10/1/2028 (a)	7,764,000	7,071,296
7.50%, 6/1/2025 (a)	6,655,500	6,657,630
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a) (b)	6,332,000	5,481,802
4.75%, 10/15/2027	7,668,000	6,970,442
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	6,266,000	5,624,800
Security Description	Principal Amount	Value
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	$ 4,666,000	$ 4,153,020
4.00%, 9/15/2029 (a) (b)	6,445,000	5,261,182
SBA Communications Corp.:
3.13%, 2/1/2029	15,949,750	13,282,314
Series WI, 3.88%, 2/15/2027	16,824,500	15,230,210
Service Properties Trust:
4.35%, 10/1/2024	9,758,000	8,891,099
7.50%, 9/15/2025	8,798,000	8,401,826
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	5,017,000	4,415,060
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	7,455,000	4,730,198
7.88%, 2/15/2025 (a)	24,392,000	23,673,656
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	7,787,000	6,218,776
6.50%, 2/15/2029 (a)	12,551,000	8,310,519
XHR L.P.:
4.88%, 6/1/2029 (a)	6,346,000	5,211,145
6.38%, 8/15/2025 (a)	4,824,000	4,708,803
		295,847,477
RETAIL — 5.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	10,274,000	8,862,455
3.88%, 1/15/2028 (a)	17,494,500	15,757,121
4.00%, 10/15/2030 (a)	31,169,000	25,310,786
4.38%, 1/15/2028 (a)	9,126,000	8,206,921
5.75%, 4/15/2025 (a) (b)	3,121,500	3,105,830
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	7,914,000	6,677,200
5.00%, 2/15/2032 (a)	7,188,000	5,929,812
At Home Group, Inc. 7.13%, 7/15/2029 (a) (b)	4,943,000	2,869,411
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	3,901,000	3,636,980
6.63%, 10/1/2030 (a)	10,648,000	9,987,079
7.50%, 6/15/2029 (b)	6,976,000	6,880,429
Carvana Co.:
4.88%, 9/1/2029 (a)	7,747,000	2,943,860
5.50%, 4/15/2027 (a)	6,006,000	2,342,340
5.63%, 10/1/2025 (a)	6,776,000	2,992,756
5.88%, 10/1/2028 (a)	5,188,000	2,000,026
10.25%, 5/1/2030 (a)	34,222,000	16,074,758
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	7,683,000	7,135,663
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	8,106,000	7,116,176
8.50%, 10/30/2025 (a) (b)	7,205,000	6,748,419

See accompanying notes to financial statements.
172

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	$ 6,682,000	$ 6,088,171
5.88%, 4/1/2029 (a)	10,258,000	8,411,765
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	12,069,000	10,216,167
6.75%, 1/15/2030 (a) (b)	13,558,000	10,944,560
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	6,046,000	5,301,556
5.63%, 1/1/2030 (a)	6,099,000	5,447,261
Gap, Inc.:
3.63%, 10/1/2029 (a)	8,034,000	5,717,155
3.88%, 10/1/2031 (a) (b)	8,216,000	5,796,224
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	8,763,500	7,450,728
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	5,799,000	4,798,672
IRB Holding Corp. 7.00%, 6/15/2025 (a) (b)	6,196,000	6,179,147
Kohl's Corp. 3.63%, 5/1/2031	6,206,000	4,356,922
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	9,080,000	5,888,925
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	11,725,000	9,470,517
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	8,906,000	7,340,236
4.38%, 1/15/2031 (a) (b)	6,924,000	5,682,042
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	9,686,000	8,586,155
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	6,586,000	5,858,379
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	9,540,000	7,704,790
7.88%, 5/1/2029 (a)	14,542,000	9,814,250
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,779,000	3,979,187
4.75%, 9/15/2029	4,942,000	4,514,764
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	11,861,000	11,155,864
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	6,196,000	4,651,213
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	6,092,000	1,765,096
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	5,708,000	5,317,116
3.75%, 6/15/2029	5,859,000	4,758,387
Security Description	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	$ 12,923,000	$ 11,710,564
7.75%, 2/15/2029 (a)	12,542,000	11,700,432
QVC, Inc.:
4.38%, 9/1/2028	6,241,000	3,694,298
WI, 4.75%, 2/15/2027	7,599,000	5,373,861
Rite Aid Corp. 8.00%, 11/15/2026 (a)	8,123,000	4,277,978
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	6,976,000	5,625,028
4.88%, 11/15/2031 (a) (b)	5,623,000	4,426,932
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	6,973,000	5,600,853
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a) (b)	5,847,000	5,222,833
6.00%, 12/1/2029 (a)	9,325,000	7,457,948
Staples, Inc.:
7.50%, 4/15/2026 (a)	21,972,000	18,914,157
10.75%, 4/15/2027 (a) (b)	10,282,000	7,405,610
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	7,437,000	6,366,221
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	7,276,000	6,248,411
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	7,076,000	5,552,183
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	7,418,000	6,463,748
Yum! Brands, Inc.:
3.63%, 3/15/2031	11,693,000	9,798,851
4.63%, 1/31/2032	12,131,000	10,755,709
4.75%, 1/15/2030 (a)	9,185,000	8,442,944
5.38%, 4/1/2032	11,126,000	10,308,016
		477,119,848
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,423,000	5,393,770
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	11,452,000	10,565,042
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	7,006,000	6,124,155
		22,082,967
SOFTWARE — 3.0%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	25,557,000	18,933,392
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	10,071,000	8,781,912
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	7,016,000	6,880,942

See accompanying notes to financial statements.
173

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Camelot Finance SA 4.50%, 11/1/2026 (a)	$ 5,253,000	$ 4,938,555
CDK Global, Inc. 5.25%, 5/15/2029 (a)	21,000	20,577
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,172,000	7,027,197
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	10,514,000	9,121,000
4.88%, 7/1/2029 (a) (b)	9,542,000	8,113,372
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	6,248,000	5,709,672
Elastic NV 4.13%, 7/15/2029 (a)	6,577,000	5,310,204
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	9,698,000	8,797,638
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	4,624,000	3,352,400
MSCI, Inc.:
3.25%, 8/15/2033 (a)	7,579,000	5,850,685
3.63%, 9/1/2030 (a)	9,274,000	7,726,540
3.63%, 11/1/2031 (a)	7,083,000	5,893,623
3.88%, 2/15/2031 (a)	11,016,000	9,171,040
4.00%, 11/15/2029 (a)	10,902,000	9,529,874
Open Text Corp.:
3.88%, 2/15/2028 (a)	9,778,000	8,391,773
3.88%, 12/1/2029 (a)	9,319,000	7,501,795
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	10,174,000	8,276,956
4.13%, 12/1/2031 (a)	6,893,000	5,371,784
Picard Midco, Inc. 6.50%, 3/31/2029 (a)	43,787,000	37,076,642
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	7,813,000	6,131,174
PTC, Inc.:
3.63%, 2/15/2025 (a)	5,240,000	4,998,069
4.00%, 2/15/2028 (a)	5,793,000	5,243,186
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a) (b)	6,764,000	3,937,663
5.38%, 12/1/2028 (a)	4,966,000	2,182,607
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	10,767,000	8,481,274
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	5,980,000	4,734,665
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	21,663,000	20,393,548
Twilio, Inc.:
3.63%, 3/15/2029	6,303,000	5,121,440
3.88%, 3/15/2031 (b)	5,647,000	4,483,661
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a) (b)	18,674,000	12,804,202
Security Description	Principal Amount	Value
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a) (b)	$ 6,791,000	$ 5,722,640
		276,011,702
TELECOMMUNICATIONS — 5.2%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	12,316,000	7,271,859
10.50%, 5/15/2027 (a)	17,872,000	13,625,791
Altice France SA:
5.13%, 7/15/2029 (a)	27,385,000	20,482,337
5.50%, 1/15/2028 (a)	11,737,000	9,215,071
5.50%, 10/15/2029 (a)	21,967,500	16,819,197
8.13%, 2/1/2027 (a)	20,293,122	18,525,185
Avanti Communications Group PLC 9.00%, 10/1/2023 (a) (e)	147,527	25,080
Avaya, Inc. 6.13%, 9/15/2028 (a)	10,610,000	3,233,822
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	5,707,000	4,797,418
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	5,447,000	4,316,312
CommScope, Inc.:
4.75%, 9/1/2029 (a)	13,469,750	10,877,631
6.00%, 3/1/2026 (a)	16,430,000	15,163,083
7.13%, 7/1/2028 (a) (b)	8,067,000	5,801,464
8.25%, 3/1/2027 (a) (b)	10,893,000	8,522,356
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	22,501,000	20,961,932
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	9,172,000	7,142,236
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	16,090,000	14,030,802
5.88%, 10/15/2027 (a)	12,528,000	11,659,935
5.88%, 11/1/2029	8,304,582	6,439,871
6.00%, 1/15/2030 (a) (b)	11,002,000	8,656,704
6.75%, 5/1/2029 (a)	10,713,000	8,856,973
8.75%, 5/15/2030 (a)	13,277,000	13,555,950
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	9,839,000	5,310,600
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	13,543,000	12,578,467
7.00%, 10/15/2028 (a) (b)	8,596,000	7,796,400
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	32,653,000	29,301,823
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	8,506,000	7,206,198
3.63%, 1/15/2029 (a)	8,765,500	6,412,840

See accompanying notes to financial statements.
174

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/15/2029 (a)	$ 10,596,825	$ 7,631,621
3.88%, 11/15/2029 (a)	8,732,000	6,882,737
4.25%, 7/1/2028 (a)	13,526,000	10,655,512
4.63%, 9/15/2027 (a)	11,235,000	9,376,057
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	13,804,000	11,759,628
5.13%, 12/15/2026 (a) (b)	8,568,000	7,442,936
5.38%, 6/15/2029 (a) (b)	5,928,000	4,333,961
4.50%, 1/15/2029 (a) (b)	10,552,000	7,289,322
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	4,864,600	5,065,313
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,489
Sprint Corp. 7.63%, 3/1/2026	15,742,000	16,565,464
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	4,621,000	2,159,717
6.50%, 10/15/2027 (a)	222,000	65,228
T-Mobile USA, Inc.:
2.63%, 2/15/2029	58,500	49,653
3.38%, 4/15/2029	109,700	96,654
VEON Holdings B.V. Series REGS, 7.25%, 4/26/2023	112,000	100,929
ViaSat, Inc. 5.63%, 4/15/2027 (a)	6,637,000	6,018,697
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	14,306,000	11,588,575
4.75%, 7/15/2031 (a)	16,059,000	13,077,165
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	20,418,000	20,568,072
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (c)	3,282,000	2,719,006
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	9,899,000	7,401,581
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	15,604,000	12,765,632
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	16,046,000	11,891,851
6.13%, 3/1/2028 (a)	11,743,000	6,696,563
		480,794,700
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a) (b)	6,188,000	5,701,685
3.75%, 4/1/2029 (a) (b)	7,549,000	6,635,118
5.88%, 12/15/2027 (a) (b)	6,532,000	6,407,239
		18,744,042
Security Description	Principal Amount	Value
TRANSPORTATION — 0.3%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	$ 5,330,000	$ 4,833,564
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	9,324,000	7,793,372
Seaspan Corp. 5.50%, 8/1/2029 (a)	9,072,000	6,871,042
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	6,659,000	6,316,261
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	1,000	1,011
		25,815,250
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	7,697,200	7,242,219
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	10,913,000	9,301,586
NAC Aviation 29 DAC 4.75%, 6/30/2026	6,962,236	5,673,387
		22,217,192
TOTAL CORPORATE BONDS & NOTES (Cost $9,951,754,121)		9,077,204,852
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
PANAMA — 0.1%
Carnival Corp. 10.50%, 6/1/2030 (a) (b)	11,946,000	9,763,944
SWITZERLAND — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (b)	6,824,000	6,175,583
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,168,413)		15,939,527
	Shares
COMMON STOCKS — 0.0% (f)
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (e)	20,138	120,829
PHARMACEUTICALS — 0.0% (f)
Mallinckrodt PLC (g)	2,675	20,731
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (g)	35,050	2,900,388
TOTAL COMMON STOCKS (Cost $1,179,791)		3,041,948

See accompanying notes to financial statements.
175

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h) (i)	5,271,858	$ 5,272,912
State Street Navigator Securities Lending Portfolio II (j) (k)	732,624,318	732,624,318
TOTAL SHORT-TERM INVESTMENTS (Cost $737,897,757)		737,897,230
TOTAL INVESTMENTS — 106.0% (Cost $10,708,000,082)		9,834,083,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(553,330,203)
NET ASSETS — 100.0%		$ 9,280,753,354
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 79.7% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $145,909, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$9,077,179,772	$ 25,080	$9,077,204,852
Foreign Government Obligations	—	15,939,527	—	15,939,527
Common Stocks	20,731	2,900,388	120,829	3,041,948
Short-Term Investments	737,897,230	—	—	737,897,230
TOTAL INVESTMENTS	$737,917,961	$9,096,019,687	$145,909	$9,834,083,557

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,389,353	$ 3,389,014	$ 941,188,431	$ 939,311,759	$7,414	$(188)	5,271,858	$ 5,272,912	$ 504,682
State Street Navigator Securities Lending Portfolio II	435,150,963	435,150,963	1,283,436,043	985,962,688	—	—	732,624,318	732,624,318	2,864,427
Total		$438,539,977	$2,224,624,474	$1,925,274,447	$7,414	$(188)		$737,897,230	$3,369,109

See accompanying notes to financial statements.
176

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
ADVERTISING — 0.7%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$ 3,168,000	$ 3,023,349
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	9,021,000	7,816,697
CMG Media Corp. 8.88%, 12/15/2027 (a)	2,773,000	2,086,405
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (a)	7,291,000	6,588,804
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	3,698,000	2,995,121
		22,510,376
AEROSPACE & DEFENSE — 3.4%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	8,922,000	8,744,809
7.50%, 3/15/2025 (a)	3,143,000	3,121,125
7.88%, 4/15/2027 (a)	11,919,000	11,603,981
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	3,026,000	2,474,935
Hexcel Corp. 4.20%, 2/15/2027	3,643,000	3,368,828
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	7,374,000	7,279,908
5.90%, 2/1/2027	6,270,000	6,252,632
6.88%, 5/1/2025	2,164,000	2,222,536
Moog, Inc. 4.25%, 12/15/2027 (a)	2,415,000	2,231,025
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	5,765,000	5,306,971
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	9,491,000	9,379,006
TransDigm UK Holdings PLC 6.88%, 5/15/2026	2,171,000	2,127,602
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	26,636,000	26,324,891
6.38%, 6/15/2026	5,354,000	5,217,634
8.00%, 12/15/2025 (a)	10,388,500	10,523,550
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	5,503,000	5,201,931
7.75%, 8/15/2025	3,758,000	3,200,501
8.88%, 6/1/2024 (a)	3,755,000	3,823,867
		118,405,732
AGRICULTURE — 0.1%
Vector Group, Ltd. 10.50%, 11/1/2026 (a)	3,652,000	3,638,013
Security Description	Principal Amount	Value
AIRLINES — 2.9%
Air Canada 3.88%, 8/15/2026 (a)	$ 5,846,000	$ 5,193,528
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,886,000	5,602,883
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	5,394,600	4,617,023
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	4,568,477	3,735,917
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	5,260,000	4,482,730
American Airlines, Inc. 11.75%, 7/15/2025 (a)	17,888,000	19,244,626
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	21,810,400	20,974,189
Delta Air Lines, Inc.:
2.90%, 10/28/2024	6,679,000	6,337,703
3.80%, 4/19/2023	707,000	701,097
7.38%, 1/15/2026	5,874,000	6,027,605
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	8,324,308	7,531,751
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	5,802,999	5,795,731
United Airlines Holdings, Inc. 4.88%, 1/15/2025 (b)	284,000	274,412
United Airlines, Inc. 4.38%, 4/15/2026 (a)	11,210,000	10,440,658
		100,959,853
APPAREL — 0.7%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	5,881,500	5,706,408
4.88%, 5/15/2026 (a)	9,827,000	8,837,225
Michael Kors USA, Inc. 4.25%, 11/1/2024 (a)	686,000	652,859
Under Armour, Inc. 3.25%, 6/15/2026	4,431,000	3,954,933
William Carter Co. 5.63%, 3/15/2027 (a)	4,059,000	3,902,444
		23,053,869
AUTO MANUFACTURERS — 3.0%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	2,596,000	2,410,620
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	8,541,000	7,954,660
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	3,300,000	3,012,504

See accompanying notes to financial statements.
177

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 8/10/2026	$ 2,325,000	$ 2,019,030
3.37%, 11/17/2023	9,736,000	9,518,790
3.38%, 11/13/2025	7,340,000	6,648,352
3.66%, 9/8/2024	7,116,000	6,797,345
3.81%, 1/9/2024	3,798,000	3,700,049
4.06%, 11/1/2024	3,394,000	3,270,560
4.13%, 8/17/2027	6,338,000	5,663,637
4.27%, 1/9/2027	4,936,000	4,475,274
4.38%, 8/6/2023	2,712,473	2,685,945
4.54%, 8/1/2026	2,694,000	2,486,023
4.69%, 6/9/2025	6,611,000	6,312,778
4.95%, 5/28/2027	3,029,000	2,829,147
5.13%, 6/16/2025	5,930,000	5,716,816
5.58%, 3/18/2024	4,673,000	4,620,382
7.35%, 11/4/2027	3,024,000	3,098,693
Series GMTN, 4.39%, 1/8/2026	1,881,000	1,759,469
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	2,045,000	1,910,909
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	1,238,000	943,356
5.63%, 2/1/2023 (a)	2,663,000	2,653,094
5.88%, 1/15/2028 (a)	3,929,000	3,023,130
7.75%, 10/15/2025 (a)	4,886,000	4,542,856
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,790,000	4,645,965
		102,699,384
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	5,846,000	5,440,580
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	3,474,000	3,149,633
Clarios Global L.P. 6.75%, 5/15/2025 (a)	2,288,000	2,298,914
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	4,339,000	4,245,755
8.50%, 5/15/2027 (a) (b)	11,870,000	11,612,658
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	4,453,000	1,913,855
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	354,000	349,008
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	3,554,000	3,252,727
5.00%, 5/31/2026	3,422,000	3,234,201
9.50%, 5/31/2025	1,968,000	2,035,168
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	5,828,529	5,051,644
6.00%, 5/15/2027 (a)	2,049,000	1,801,870
Security Description	Principal Amount	Value
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	$ 9,240,000	$ 8,786,039
		53,172,052
BANKS — 1.3%
Commerzbank AG 8.13%, 9/19/2023 (a)	8,275,000	8,348,647
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,620,000	2,827,872
7.63%, 5/1/2026 (a)	5,641,000	4,742,783
8.13%, 11/15/2024 (a)	4,336,000	3,984,914
8.25%, 4/15/2025 (a)	984,000	890,628
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	15,739,000	15,197,264
5.71%, 1/15/2026 (a)	9,208,000	8,872,737
		44,864,845
BUILDING MATERIALS — 0.4%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,704,000	4,496,130
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	1,238,000	1,034,225
4.88%, 12/15/2027 (a)	2,165,000	1,632,670
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,210,000	1,159,628
Standard Industries, Inc. 5.00%, 2/15/2027 (a)	5,534,000	5,118,563
		13,441,216
CHEMICALS — 1.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	65,000	60,065
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	4,462,000	3,749,642
Chemours Co. 5.38%, 5/15/2027	3,865,000	3,561,675
Consolidated Energy Finance SA 6.50%, 5/15/2026 (a) (b)	579,000	542,019
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	2,203,000	1,766,145
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	3,857,000	3,300,589
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,825,000	3,459,751
Methanex Corp. 5.13%, 10/15/2027	4,885,000	4,535,039
Olin Corp. 5.13%, 9/15/2027	191,000	181,459
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	3,745,000	3,444,726

See accompanying notes to financial statements.
178

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	$ 3,533,571	$ 3,397,104
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,169,000	3,534,103
SPCM SA 3.13%, 3/15/2027 (a)	4,026,000	3,483,859
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	3,380,000	2,783,430
Venator Finance SARL/Venator Materials LLC 5.75%, 7/15/2025 (a)	2,080,000	678,766
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,059,700	4,482,338
		42,960,710
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	3,252,000	3,227,187
COMMERCIAL SERVICES — 4.6%
ADT Security Corp. 4.13%, 6/15/2023	7,164,000	7,117,827
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	3,162,000	3,162,000
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,637,000	4,142,742
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	3,255,000	2,761,249
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	13,010,000	11,930,560
9.75%, 7/15/2027 (a)	5,517,000	4,842,712
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,471,000	2,277,941
Aptim Corp. 7.75%, 6/15/2025 (a)	3,358,000	2,338,914
APX Group, Inc. 6.75%, 2/15/2027 (a)	4,012,000	3,864,960
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	468,000	396,649
5.75%, 7/15/2027 (a)	731,000	663,887
Block, Inc. 2.75%, 6/1/2026	5,069,000	4,530,875
Brink's Co.:
4.63%, 10/15/2027 (a)	2,934,000	2,683,348
5.50%, 7/15/2025 (a)	2,934,000	2,880,748
Cimpress PLC 7.00%, 6/15/2026 (a)	3,597,000	2,484,772
Security Description	Principal Amount	Value
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	$ 2,767,000	$ 2,834,598
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	1,604,000	1,230,412
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	2,903,000	2,567,326
6.00%, 6/1/2029 (a)	1,542,000	1,260,539
9.50%, 11/1/2027 (a)	1,736,000	1,680,986
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,609,000	1,578,413
Grand Canyon University 4.13%, 10/1/2024	3,070,000	2,883,375
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,956,000	9,281,979
Hertz Corp. 4.63%, 12/1/2026 (a)	357,000	299,112
Korn Ferry 4.63%, 12/15/2027 (a)	252,000	231,276
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	4,746,000	4,226,645
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	1,347,000	1,363,299
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,873,000	7,710,371
5.25%, 4/15/2024 (a)	5,048,000	4,964,657
5.75%, 4/15/2026 (a)	8,049,000	7,755,936
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	76,000	74,939
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,891,000	6,605,092
9.25%, 4/15/2025 (a)	5,154,000	5,166,370
11.25%, 12/15/2027 (a)	5,952,000	6,125,977
Service Corp. International 4.63%, 12/15/2027	3,950,000	3,689,497
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	5,261,000	4,962,807
Sotheby's 7.38%, 10/15/2027 (a)	4,060,000	3,835,807
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	2,603,000	2,182,928
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	3,770,000	2,178,268
United Rentals North America, Inc.:
3.88%, 11/15/2027	2,287,000	2,115,406
5.50%, 5/15/2027	628,000	620,075
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	7,232,000	7,084,178

See accompanying notes to financial statements.
179

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	$ 7,847,000	$ 7,395,719
WW International, Inc. 4.50%, 4/15/2029 (a)	916,000	456,516
		158,441,687
COMPUTERS — 0.9%
Diebold Nixdorf, Inc.:
8.50%, 10/15/2026 (a)	2,395,130	2,357,502
9.38%, 7/15/2025 (a)	5,408,000	3,801,391
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	7,519,000	1,158,828
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	1,573,000	1,435,142
8.25%, 2/1/2028 (a)	1,243,000	1,151,938
Seagate HDD Cayman:
4.75%, 6/1/2023	4,945,000	4,915,924
4.88%, 3/1/2024	3,662,000	3,595,315
4.88%, 6/1/2027	4,603,000	4,305,554
Unisys Corp. 6.88%, 11/1/2027 (a)	4,672,000	3,589,498
Vericast Corp. 11.00%, 9/15/2026 (a)	4,386,452	4,666,176
		30,977,268
COSMETICS/PERSONAL CARE — 0.4%
Coty, Inc.:
5.00%, 4/15/2026 (a)	8,016,000	7,640,611
6.50%, 4/15/2026 (a)	5,362,000	5,151,541
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	3,917,000	2,409,347
		15,201,499
DISTRIBUTION & WHOLESALE — 0.5%
Avient Corp. 5.75%, 5/15/2025 (a)	3,945,000	3,861,327
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	568,000	509,564
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	2,212,000	2,065,521
IAA, Inc. 5.50%, 6/15/2027 (a)	4,602,000	4,472,362
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	2,265,000	2,214,128
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	3,339,000	3,170,514
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	2,826,000	1,392,370
9.00%, 11/15/2026 (a)	755,500	484,661
		18,170,447
DIVERSIFIED FINANCIAL SERVICES — 4.2%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	1,976,000	2,015,560
Security Description	Principal Amount	Value
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	$ 1,089,000	$ 1,099,182
Ally Financial, Inc. 5.75%, 11/20/2025	8,652,000	8,394,170
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	3,321,000	2,881,731
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	2,386,000	2,250,284
6.63%, 3/15/2026	1,445,000	1,372,837
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,423,000	5,331,351
Enova International, Inc. 8.50%, 9/15/2025 (a)	1,424,000	1,315,876
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	1,162,000	598,744
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	13,155,005	11,212,932
goeasy, Ltd. 5.38%, 12/1/2024 (a)	2,782,000	2,666,686
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,240,000	2,898,337
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	3,560,000	2,426,603
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	1,000	939
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	6,169,000	5,533,346
Navient Corp.:
5.00%, 3/15/2027	5,873,000	5,136,819
5.50%, 1/25/2023	3,965,000	3,957,704
5.88%, 10/25/2024	3,627,000	3,524,646
6.75%, 6/25/2025	2,950,000	2,835,776
6.75%, 6/15/2026	6,994,000	6,679,969
7.25%, 9/25/2023	70	70
Series MTN, 6.13%, 3/25/2024	4,000,000	3,936,520
OneMain Finance Corp.:
3.50%, 1/15/2027	4,087,000	3,385,875
5.63%, 3/15/2023	3,726,000	3,719,927
6.13%, 3/15/2024	10,706,000	10,355,593
6.88%, 3/15/2025	7,775,000	7,474,496
7.13%, 3/15/2026	13,020,000	12,379,676
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	4,406,000	4,047,396
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	7,245,000	6,564,260
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	2,235,000	1,995,654
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	7,514,000	6,468,502

See accompanying notes to financial statements.
180

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SLM Corp.:
3.13%, 11/2/2026	$ 5,271,000	$ 4,509,393
4.20%, 10/29/2025	1,787,000	1,627,403
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	4,646,000	4,195,896
5.75%, 6/15/2027 (a)	3,703,000	3,184,506
		145,978,659
ELECTRIC — 1.7%
Calpine Corp. 5.25%, 6/1/2026 (a)	1,835,000	1,750,040
DPL, Inc. 4.13%, 7/1/2025	5,308,000	5,008,045
Drax Finco PLC 6.63%, 11/1/2025 (a)	3,580,000	3,442,134
FirstEnergy Corp. Series B, 4.40%, 7/15/2027	12,025,000	11,223,173
InterGen NV 7.00%, 6/30/2023 (a)	4,015,000	3,931,327
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	4,384,000	4,260,503
4.25%, 9/15/2024 (a)	69,000	64,173
4.50%, 9/15/2027 (a)	2,458,000	2,262,663
NRG Energy, Inc. 6.63%, 1/15/2027	2,050,000	2,036,265
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	80,000	74,492
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	9,561,000	8,897,562
5.50%, 9/1/2026 (a)	6,302,000	6,078,909
5.63%, 2/15/2027 (a)	8,917,000	8,516,003
		57,545,289
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	7,179,000	7,277,209
ELECTRONICS — 0.2%
Likewize Corp. 9.75%, 10/15/2025 (a)	5,150,000	4,747,785
Sensata Technologies B.V.:
5.00%, 10/1/2025 (a)	1,145,000	1,120,108
5.63%, 11/1/2024 (a)	2,533,000	2,519,372
		8,387,265
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	5,790,000	5,461,475
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	1,800,000	1,608,732
		7,070,207
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.7%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a)	$ 4,563,528	$ 43,901
AECOM 5.13%, 3/15/2027	7,832,000	7,581,219
Artera Services LLC 9.03%, 12/4/2025 (a)	6,623,984	5,527,913
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	3,695,000	2,952,712
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	1,399,000	1,276,630
Fluor Corp. 3.50%, 12/15/2024	1,945,000	1,881,826
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	3,164,000	2,941,381
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	3,251,000	2,849,794
		25,055,376
ENTERTAINMENT — 4.0%
Affinity Gaming 6.88%, 12/15/2027 (a)	2,490,000	2,117,147
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	9,282,270	3,852,049
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	2,836,000	2,676,276
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	27,102,000	26,368,078
8.13%, 7/1/2027 (a)	6,969,000	6,853,733
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	7,737,000	7,582,260
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	2,577,000	2,461,525
5.50%, 5/1/2025 (a)	3,235,000	3,196,568
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	6,202,000	5,903,498
Cinemark USA, Inc. 5.88%, 3/15/2026 (a)	3,398,000	2,826,898
International Game Technology PLC:
4.13%, 4/15/2026 (a)	2,647,000	2,476,877
6.25%, 1/15/2027 (a)	4,026,000	3,993,389
6.50%, 2/15/2025 (a)	3,853,000	3,882,437
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	4,295,000	3,828,821
4.88%, 11/1/2024 (a)	5,268,000	5,116,545
6.50%, 5/15/2027 (a)	8,958,000	8,766,299
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	2,437,000	2,283,542

See accompanying notes to financial statements.
181

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	$ 6,706,000	$ 6,219,480
Mohegan Tribal Gaming Authority 13.25%, 12/15/2027 (a)	2,940,000	3,032,551
Motion Bondco DAC 6.63%, 11/15/2027 (a)	3,427,000	2,960,825
Odeon Finco PLC 12.75%, 11/1/2027 (a)	2,884,000	2,526,240
Penn Entertainment, Inc. 5.63%, 1/15/2027 (a)	1,619,000	1,466,668
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	1,686,000	1,505,615
Scientific Games International, Inc. 8.63%, 7/1/2025 (a)	3,536,000	3,610,857
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	8,466,000	8,158,854
5.50%, 4/15/2027 (a) (b)	5,329,000	4,801,482
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,886,000	1,901,786
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	2,360,000	2,099,763
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,380,000	1,382,705
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	4,175,000	4,156,797
		138,009,565
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	5,355,000	5,057,155
4.25%, 6/1/2025 (a)	1,003,000	964,434
5.13%, 12/15/2026 (a)	2,975,000	2,859,362
Harsco Corp. 5.75%, 7/31/2027 (a)	3,045,000	2,395,532
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	1,518,000	1,325,153
5.38%, 7/15/2024 (a)	9,000	8,835
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,255,000	4,656,666
		17,267,137
FOOD — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	6,482,000	5,916,899
3.50%, 2/15/2023 (a)	3,221,000	3,202,125
Security Description	Principal Amount	Value
4.63%, 1/15/2027 (a)	$ 8,974,000	$ 8,350,935
7.50%, 3/15/2026 (a)	1,025,000	1,049,303
B&G Foods, Inc.:
5.25%, 4/1/2025	8,182,000	7,208,260
5.25%, 9/15/2027	4,218,000	3,236,556
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	2,243,000	2,184,278
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	6,634,000	3,806,656
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,870,000	4,626,305
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	1,777,000	1,720,740
Sigma Holdco B.V. 7.88%, 5/15/2026 (a)	3,614,000	2,558,748
US Foods, Inc. 6.25%, 4/15/2025 (a)	3,305,000	3,278,197
		47,139,002
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	4,689,000	4,584,670
6.38%, 5/1/2025 (a)	8,658,000	8,572,805
		13,157,475
FOREST PRODUCTS & PAPER — 0.1%
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	4,142,000	3,623,339
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	3,518,000	3,380,129
5.63%, 5/20/2024	7,906,000	7,713,410
5.75%, 5/20/2027	6,195,000	5,791,396
5.88%, 8/20/2026	5,480,000	5,214,604
		22,099,539
HEALTH CARE SERVICES — 3.8%
Air Methods Corp. 8.00%, 5/15/2025 (a)	4,599,000	262,879
Akumin, Inc. 7.00%, 11/1/2025 (a)	4,932,000	3,550,596
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	5,835,000	5,450,298
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	11,823,000	10,144,371
8.00%, 3/15/2026 (a)	17,605,000	16,049,950
Encompass Health Corp. 5.75%, 9/15/2025	223,000	221,138
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	2,585,000	728,272

See accompanying notes to financial statements.
182

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	$ 4,752,000	$ 3,464,588
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	2,017,000	1,933,214
5.00%, 5/15/2027 (a)	6,923,000	6,605,927
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	3,751,700	3,175,514
6.75%, 4/15/2025 (a)	4,311,000	4,055,703
ModivCare, Inc. 5.88%, 11/15/2025 (a)	1,412,000	1,337,093
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,252,000	5,291,318
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	9,528,000	7,670,612
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	6,370,000	4,871,649
Select Medical Corp. 6.25%, 8/15/2026 (a)	7,912,000	7,540,453
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a)	1,512,000	1,498,543
10.00%, 4/15/2027 (a)	2,093,000	2,127,430
Tenet Healthcare Corp.:
4.63%, 7/15/2024	3,142,000	3,070,865
4.63%, 9/1/2024 (a)	6,075,000	5,920,695
4.88%, 1/1/2026 (a)	13,055,000	12,437,890
5.13%, 11/1/2027 (a)	8,042,000	7,504,231
6.25%, 2/1/2027 (a)	9,782,000	9,395,709
Toledo Hospital Series B, 5.33%, 11/15/2028	688,000	534,445
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	6,946,000	6,164,644
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	3,173,000	666,869
		131,674,896
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a)	1,519,000	1,468,311
Stena International SA 6.13%, 2/1/2025 (a)	4,811,000	4,477,598
		5,945,909
HOME BUILDERS — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 9/15/2027 (a)	2,682,000	2,380,999
Century Communities, Inc. 6.75%, 6/1/2027	3,789,000	3,623,042
Empire Communities Corp. 7.00%, 12/15/2025 (a)	3,069,000	2,782,325
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	3,594,000	3,195,569
Security Description	Principal Amount	Value
KB Home 6.88%, 6/15/2027	$ 132,000	$ 132,752
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	2,025,000	1,798,666
Meritage Homes Corp. 6.00%, 6/1/2025	1,992,000	1,977,877
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	1,610,000	1,605,057
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	2,884,000	2,775,388
Toll Brothers Finance Corp. 4.38%, 4/15/2023	786,660	782,790
		21,054,465
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	4,774,000	4,167,559
7.00%, 12/31/2027 (a)	2,615,000	2,150,053
Spectrum Brands, Inc. 5.75%, 7/15/2025	5,060,000	5,007,629
		11,325,241
HOUSEWARES — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	4,730,000	4,079,530
Newell Brands, Inc.:
4.45%, 4/1/2026	15,286,000	14,463,919
4.88%, 6/1/2025	5,372,000	5,240,870
6.38%, 9/15/2027	3,505,000	3,479,974
		27,264,293
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	8,848,000	8,137,152
10.13%, 8/1/2026 (a)	768,000	750,543
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,169,000	3,755,268
6.75%, 10/15/2027 (a)	3,044,000	2,742,766
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	3,524,000	3,425,998
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	3,134,000	3,004,534
HUB International, Ltd. 7.00%, 5/1/2026 (a)	6,659,000	6,536,541
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	2,427,000	2,458,745
Radian Group, Inc.:
4.50%, 10/1/2024	2,896,000	2,789,253
4.88%, 3/15/2027	3,292,000	3,016,789
6.63%, 3/15/2025	1,625,000	1,608,019

See accompanying notes to financial statements.
183

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
USI, Inc. 6.88%, 5/1/2025 (a)	$ 781,000	$ 749,659
		38,975,267
INTERNET — 2.1%
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (a)	1,475,000	1,425,293
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	6,198,000	6,085,444
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	2,032,000	1,926,763
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	6,237,000	4,517,833
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	3,421,000	3,176,706
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	7,213,000	4,591,579
Netflix, Inc.:
3.63%, 6/15/2025 (a)	5,082,000	4,865,151
4.38%, 11/15/2026	6,136,000	5,988,552
5.88%, 2/15/2025	5,245,000	5,311,664
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	2,385,000	2,084,919
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	7,152,000	6,973,558
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	5,447,000	3,130,119
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,015,000	2,003,877
Uber Technologies, Inc.:
7.50%, 5/15/2025 (a)	4,739,500	4,746,278
7.50%, 9/15/2027 (a)	7,540,000	7,545,278
8.00%, 11/1/2026 (a)	8,924,000	8,991,733
		73,364,747
INVESTMENT COMPANY SECURITY — 0.8%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	978,000	980,553
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	9,374,000	9,063,158
5.25%, 5/15/2027	8,795,000	8,065,015
6.25%, 5/15/2026	9,800,000	9,481,304
6.38%, 12/15/2025	369,000	357,856
		27,947,886
IRON/STEEL — 0.7%
ATI, Inc. 5.88%, 12/1/2027	270,000	258,052
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	5,236,000	4,968,283
Security Description	Principal Amount	Value
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	$ 3,852,000	$ 3,689,523
6.75%, 3/15/2026 (a)	6,263,000	6,288,365
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	5,891,000	6,016,184
8.13%, 5/1/2027 (a)	2,302,000	2,341,203
		23,561,610
LEISURE TIME — 3.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2023 (a) (c) (d)	1,771,000	9,918
Carnival Corp.:
5.75%, 3/1/2027 (a)	23,141,000	16,510,872
6.65%, 1/15/2028	1,960,000	1,282,663
7.63%, 3/1/2026 (a) (b)	8,163,200	6,519,785
9.88%, 8/1/2027 (a)	7,472,000	7,077,852
10.50%, 2/1/2026 (a)	7,670,000	7,706,509
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	2,840,000	2,511,128
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	985,315	837,932
Life Time, Inc.:
5.75%, 1/15/2026 (a)	6,553,000	6,108,313
8.00%, 4/15/2026 (a)	3,125,000	2,807,625
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,228,000	1,114,127
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	5,144,050	4,405,364
5.88%, 3/15/2026 (a)	10,485,000	8,252,324
5.88%, 2/15/2027 (a)	8,585,000	7,430,833
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a)	2,692,000	2,179,685
5.38%, 7/15/2027 (a)	8,472,000	6,891,887
5.50%, 8/31/2026 (a)	7,996,000	6,727,355
11.50%, 6/1/2025 (a)	7,805,000	8,383,741
11.63%, 8/15/2027 (a)	8,812,000	8,858,704
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	409,000	333,842
13.00%, 5/15/2025 (a)	4,447,000	4,713,909
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	2,443,000	1,966,346
		112,630,714
LODGING — 4.9%
Boyd Gaming Corp. 4.75%, 12/1/2027	6,785,000	6,317,921
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	6,330,000	5,555,145
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	1,312,000	1,300,691

See accompanying notes to financial statements.
184

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	$ 3,139,000	$ 2,990,996
Las Vegas Sands Corp.:
2.90%, 6/25/2025	2,323,000	2,145,894
3.20%, 8/8/2024	11,463,000	10,834,369
3.50%, 8/18/2026	6,723,500	6,077,573
Melco Resorts Finance, Ltd.:
Series REGS, 4.88%, 6/6/2025	6,366,000	5,852,900
Series REGS, 5.25%, 4/26/2026	3,815,000	3,349,188
Series REGS, 5.63%, 7/17/2027	3,434,000	2,949,634
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	5,195,000	4,595,653
5.25%, 6/18/2025 (a)	3,251,000	3,061,174
5.38%, 5/15/2024 (a)	5,215,000	5,040,819
5.88%, 5/15/2026 (a)	3,876,000	3,628,207
MGM Resorts International:
4.63%, 9/1/2026	2,780,000	2,546,258
5.50%, 4/15/2027	4,474,000	4,158,494
5.75%, 6/15/2025	4,144,000	4,027,388
6.00%, 3/15/2023	7,528,000	7,528,000
6.75%, 5/1/2025	5,364,000	5,406,483
Sands China, Ltd.:
2.80%, 3/8/2027	5,944,000	5,045,386
4.30%, 1/8/2026	4,853,000	4,442,921
5.63%, 8/8/2025	10,276,000	9,946,654
Studio City Co, Ltd. 7.00%, 2/15/2027 (a)	1,523,000	1,424,264
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a)	5,022,000	4,352,166
Travel + Leisure Co.:
3.90%, 3/1/2023	4,157,000	4,138,543
6.00%, 4/1/2027	638,000	606,770
6.60%, 10/1/2025	3,704,000	3,650,070
6.63%, 7/31/2026 (a)	5,855,000	5,734,036
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,769,000	5,385,131
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	4,885,000	4,818,662
5.50%, 3/1/2025 (a)	15,198,603	14,481,989
REGS, 5.25%, 5/15/2027 (a)	3,677,000	3,327,869
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	9,334,000	8,559,838
4.88%, 10/1/2024 (a)	2,669,000	2,524,580
REGS, 5.50%, 10/1/2027 (a)	3,530,000	3,077,948
		168,883,614
MACHINERY, CONSTRUCTION & MINING — 0.1%
Weir Group PLC 2.20%, 5/13/2026 (a)	3,007,000	2,677,373
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.7%
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	$ 5,143,000	$ 4,554,589
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	3,358,000	3,383,118
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	3,579,000	3,231,873
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	13,341,000	11,867,353
		23,036,933
MEDIA — 7.2%
AMC Networks, Inc.:
4.75%, 8/1/2025	7,823,500	6,005,006
5.00%, 4/1/2024	2,508,000	2,351,601
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	4,746,000	900,886
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2027 (a)	20,312,500	18,954,000
5.50%, 5/1/2026 (a)	2,938,000	2,845,365
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	2,438,000	2,322,073
CSC Holdings LLC:
5.25%, 6/1/2024	6,207,000	5,785,545
5.50%, 4/15/2027 (a)	9,821,000	8,264,961
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,398,000	3,693,660
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	21,006,000	2,500,974
6.63%, 8/15/2027 (a)	7,718,000	86,287
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	28,044,000	25,149,018
DISH DBS Corp.:
5.00%, 3/15/2023	9,121,000	9,079,500
5.25%, 12/1/2026 (a)	21,723,000	18,324,002
5.88%, 11/15/2024	13,412,000	12,509,372
7.75%, 7/1/2026	10,644,000	8,589,814
DISH Network Corp. 11.75%, 11/15/2027 (a)	13,910,000	14,304,209
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	1,555,000	1,268,554
Gray Television, Inc.:
5.88%, 7/15/2026 (a)	4,171,000	3,716,111
7.00%, 5/15/2027 (a)	5,708,000	5,069,846
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	7,211,000	6,103,895
6.38%, 5/1/2026	6,192,874	5,696,515
8.38%, 5/1/2027	10,091,031	8,594,531
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	1,211,000	1,007,189

See accompanying notes to financial statements.
185

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 10/15/2027 (a)	$ 4,972,000	$ 4,671,045
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	3,833,000	3,492,131
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	10,805,000	9,923,852
Quebecor Media, Inc. 5.75%, 1/15/2023	3,964,000	3,963,009
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	8,461,000	6,218,327
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	3,445,000	3,085,342
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a) (b)	2,066,000	1,687,963
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	8,259,000	7,333,001
5.00%, 8/1/2027 (a)	8,321,000	7,699,754
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	5,414,000	4,770,925
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	12,034,000	11,464,311
6.63%, 6/1/2027 (a)	5,017,000	4,845,368
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	2,392,000	2,260,153
5.38%, 6/15/2024 (a)	3,146,000	3,122,311
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	3,179,300	2,959,579
		250,619,985
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	3,046,000	2,862,996
MINING — 0.7%
Arconic Corp. 6.00%, 5/15/2025 (a)	5,136,000	5,076,577
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	950,000	916,997
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	3,368,000	3,119,947
5.13%, 5/15/2024 (a)	718,000	708,400
Hudbay Minerals, Inc. 4.50%, 4/1/2026	2,940,000	2,684,249
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,397,000	2,105,237
Novelis Corp. 3.25%, 11/15/2026 (a)	4,491,000	4,025,014
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a)	2,304,000	2,181,750
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	4,418,000	3,886,956
		24,705,127
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	$ 1,333,000	$ 1,273,268
EnPro Industries, Inc. 5.75%, 10/15/2026	704,000	687,759
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	4,574,000	3,793,904
12.25%, 11/15/2026 (a)	7,271,000	6,013,044
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	2,572,000	2,480,385
Hillenbrand, Inc.:
5.00%, 9/15/2026	34,000	32,794
5.75%, 6/15/2025	1,257,000	1,259,502
Trinity Industries, Inc. 4.55%, 10/1/2024	2,895,000	2,804,039
		18,344,695
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	1,948,000	1,667,118
Xerox Corp. 4.63%, 3/15/2023	1,284,000	1,280,648
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	7,744,000	7,127,965
		10,075,731
OIL & GAS — 6.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	5,306,000	5,269,017
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	6,706,000	6,528,895
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	4,019,000	4,087,805
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,832,000	2,617,193
California Resources Corp. 7.13%, 2/1/2026 (a)	4,219,000	4,024,462
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	1,676,000	1,575,289
11.00%, 4/15/2025 (a)	5,238,000	5,471,667
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	685,000	661,196
Chord Energy Corp. 6.38%, 6/1/2026 (a)	3,912,000	3,789,946
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	2,403,000	2,208,333
CNX Resources Corp. 7.25%, 3/14/2027 (a)	394,000	392,794
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	6,024,000	5,721,475

See accompanying notes to financial statements.
186

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	$ 9,368,000	$ 9,040,120
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	3,911,000	3,596,086
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	1,245,000	1,187,020
EnQuest PLC 11.63%, 11/1/2027 (a)	654,000	615,460
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	3,307,000	3,144,296
Gulfport Energy Corp. 8.00%, 5/17/2026	353,667	350,318
Harbour Energy PLC 5.50%, 10/15/2026 (a)	5,028,000	4,498,904
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	4,000,000	3,936,440
Laredo Petroleum, Inc. 9.50%, 1/15/2025	4,228,000	4,191,005
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	3,120,000	2,988,430
Matador Resources Co. 5.88%, 9/15/2026	6,148,000	5,933,496
MEG Energy Corp. 7.13%, 2/1/2027 (a)	5,325,000	5,434,269
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	6,525,000	5,877,198
10.50%, 5/15/2027 (a)	3,472,000	3,322,322
Murphy Oil Corp.:
5.75%, 8/15/2025	100,000	99,336
5.88%, 12/1/2027	2,064,000	1,986,167
Nabors Industries, Inc.:
5.75%, 2/1/2025	5,492,000	5,232,338
7.38%, 5/15/2027 (a)	6,419,000	6,289,593
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	3,413,000	3,230,882
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,408,000	6,275,547
Occidental Petroleum Corp.:
2.90%, 8/15/2024	2,353,000	2,259,115
5.50%, 12/1/2025	6,289,000	6,272,397
5.55%, 3/15/2026	7,669,000	7,641,775
5.88%, 9/1/2025	7,002,000	7,012,643
6.95%, 7/1/2024	1,793,000	1,822,118
8.50%, 7/15/2027	5,048,000	5,456,737
Parkland Corp. 5.88%, 7/15/2027 (a)	2,928,000	2,774,368
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	5,661,000	5,578,859
PDC Energy, Inc. 5.75%, 5/15/2026	6,634,000	6,310,327
Security Description	Principal Amount	Value
Permian Resources Operating LLC 6.88%, 4/1/2027 (a)	$ 3,845,000	$ 3,622,721
Petrofac, Ltd. 9.75%, 11/15/2026	3,930,000	2,220,332
Puma International Financing SA:
5.00%, 1/24/2026 (a)	5,309,000	4,633,961
5.13%, 10/6/2024 (a)	2,840,000	2,670,367
Range Resources Corp. 4.88%, 5/15/2025	7,724,000	7,362,208
ROCC Holdings LLC 9.25%, 8/15/2026 (a)	885,000	884,938
SM Energy Co.:
5.63%, 6/1/2025	1,059,000	1,023,036
6.63%, 1/15/2027	3,837,000	3,698,484
6.75%, 9/15/2026	3,570,000	3,479,893
Southwestern Energy Co.:
5.70%, 1/23/2025	2,369,000	2,338,061
7.75%, 10/1/2027	717,000	740,303
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	4,125,000	3,027,337
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	3,049,000	3,010,430
Talos Production, Inc. 12.00%, 1/15/2026	2,982,000	3,145,771
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	3,639,000	3,386,235
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	2,218,912	2,173,912
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	4,400,703	4,287,913
Transocean, Inc.:
7.25%, 11/1/2025 (a)	1,817,000	1,611,788
7.50%, 1/15/2026 (a)	4,364,000	3,676,975
8.00%, 2/1/2027 (a)	4,575,000	3,727,893
11.50%, 1/30/2027 (a)	3,893,000	3,910,012
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	282,000	268,236
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	5,070,000	5,006,777
		234,613,221
OIL & GAS SERVICES — 0.8%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	3,000,000	2,873,010
CGG SA 8.75%, 4/1/2027	2,477,000	2,007,485
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	2,599,000	2,426,114
Enerflex, Ltd. 9.00%, 10/15/2027	5,311,000	5,298,519

See accompanying notes to financial statements.
187

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	$ 4,376,000	$ 4,118,910
Oceaneering International, Inc. 4.65%, 11/15/2024	2,696,000	2,590,020
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	3,993,000	3,836,115
6.88%, 9/1/2027	6,534,000	6,127,847
		29,278,020
PACKAGING & CONTAINERS — 3.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,023,881	2,813,337
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	22,000	21,555
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	8,990,000	7,793,251
5.25%, 4/30/2025 (a)	6,927,000	6,626,160
5.25%, 8/15/2027 (a)	11,927,000	8,891,489
Ball Corp.:
4.00%, 11/15/2023	11,122,000	10,931,035
4.88%, 3/15/2026	6,283,000	6,108,081
5.25%, 7/1/2025	5,036,000	4,976,626
Berry Global, Inc. 5.63%, 7/15/2027 (a)	3,405,000	3,336,219
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	952,000	908,456
4.75%, 2/1/2026	4,964,000	4,822,675
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	4,098,000	4,216,104
LABL, Inc.:
6.75%, 7/15/2026 (a)	3,363,000	3,192,260
10.50%, 7/15/2027 (a)	5,627,000	5,221,856
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	9,693,000	9,430,901
7.25%, 4/15/2025 (a)	7,197,447	6,662,317
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	3,005,000	2,984,296
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	4,929,000	4,376,311
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,906,000	1,645,812
4.00%, 12/1/2027 (a)	2,687,000	2,450,222
5.13%, 12/1/2024 (a)	1,927,000	1,905,630
Security Description	Principal Amount	Value
5.50%, 9/15/2025 (a)	$ 1,449,000	$ 1,438,190
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	12,172,000	11,377,777
8.50%, 8/15/2027 (a)	834,000	766,855
		112,897,415
PHARMACEUTICALS — 1.6%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	7,709,000	4,047,688
9.25%, 4/1/2026 (a)	5,692,000	4,010,014
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	12,253,000	10,432,449
5.75%, 8/15/2027 (a)	3,310,000	2,252,918
6.13%, 2/1/2027 (a)	7,208,000	4,958,599
9.00%, 12/15/2025 (a) (b)	3,937,000	3,106,884
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,665,000	5,917,720
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	2,292,000	2,351,775
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	1,753,000	394,215
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	4,035,000	3,249,063
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	6,487,000	6,139,946
4.38%, 3/15/2026	7,832,000	7,289,947
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	1,708,000	1,546,543
		55,697,761
PIPELINES — 4.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	2,500,000	2,361,950
7.88%, 5/15/2026 (a)	2,896,000	2,940,772
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	2,556,000	2,542,479
Buckeye Partners L.P.:
3.95%, 12/1/2026	2,815,000	2,516,019
4.13%, 3/1/2025 (a)	4,283,000	4,097,460
4.13%, 12/1/2027	988,000	865,883
4.15%, 7/1/2023	5,621,000	5,545,004
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	4,460,000	4,158,236
5.75%, 4/1/2025	1,838,000	1,788,539

See accompanying notes to financial statements.
188

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	$ 4,396,000	$ 4,186,663
4.40%, 4/1/2024	50,465	49,045
4.85%, 7/15/2026	7,614,000	7,197,286
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	1,357,000	1,208,259
6.00%, 7/1/2025 (a)	3,934,000	3,821,606
7.50%, 6/1/2027 (a)	6,425,800	6,295,228
6.50%, 7/1/2027 (a)	6,060,000	5,793,663
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,114,000	3,117,488
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	2,334,000	2,224,185
8.00%, 1/15/2027	7,275,000	6,846,939
Global Partners L.P./GLP Finance Corp. 7.00%, 8/1/2027	1,632,000	1,557,483
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	5,071,000	4,921,862
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.38%, 4/15/2027 (a)	2,938,000	2,899,395
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	3,621,000	3,499,153
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	11,336,000	10,557,330
6.75%, 9/15/2025 (a)	9,569,000	9,071,890
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	14,862,000	13,237,732
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	1,163,000	944,461
7.50%, 11/1/2023 (b)	4,178,000	4,065,236
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	5,173,000	4,922,523
NuStar Logistics L.P.:
5.63%, 4/28/2027	4,978,000	4,679,569
5.75%, 10/1/2025	2,429,000	2,346,463
6.00%, 6/1/2026	4,162,000	4,019,784
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	1,903,000	1,901,135
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,193,000	3,013,713
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	2,345,000	2,173,651
Security Description	Principal Amount	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	$ 6,591,000	$ 6,257,957
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
6.00%, 3/1/2027 (a)	3,464,000	3,238,840
7.50%, 10/1/2025 (a)	4,075,000	4,110,819
Western Midstream Operating L.P.:
3.35%, 2/1/2025	4,494,000	4,252,313
3.95%, 6/1/2025	5,085,000	4,820,631
4.65%, 7/1/2026	3,816,000	3,631,191
		167,679,835
REAL ESTATE — 0.3%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	4,450,000	3,735,063
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,822,000	2,757,687
Newmark Group, Inc. 6.13%, 11/15/2023	828,000	822,096
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	3,420,000	1,119,229
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	4,294,000	1,604,711
		10,038,786
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	2,508,000	2,138,597
Brandywine Operating Partnership L.P. 7.55%, 3/15/2028	2,250,000	2,209,230
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	4,439,000	3,752,953
5.75%, 5/15/2026 (a)	6,391,000	5,887,517
Diversified Healthcare Trust 9.75%, 6/15/2025	2,443,000	2,342,642
EPR Properties 4.50%, 6/1/2027	189,000	163,073
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	1,803,000	1,518,198
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	6,326,000	5,492,866

See accompanying notes to financial statements.
189

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/15/2025 (a)	$ 3,106,000	$ 3,009,372
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	5,858,000	5,394,456
iStar, Inc.:
4.25%, 8/1/2025	4,019,000	3,945,452
4.75%, 10/1/2024	5,303,000	5,269,167
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,701,000	3,958,477
5.25%, 10/1/2025 (a)	4,758,000	4,481,750
MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	10,866,000	9,143,739
5.25%, 8/1/2026 (b)	553,000	504,889
Office Properties Income Trust:
2.40%, 2/1/2027	3,548,000	2,601,961
2.65%, 6/15/2026	3,242,000	2,521,952
4.25%, 5/15/2024	2,390,000	2,251,858
4.50%, 2/1/2025	1,638,000	1,483,258
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	4,719,500	4,721,010
RHP Hotel Properties L.P./RHP Finance Corp. 4.75%, 10/15/2027	1,818,000	1,652,617
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	4,179,000	3,751,363
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	2,202,000	1,959,912
SBA Communications Corp. Series WI, 3.88%, 2/15/2027	8,855,000	8,015,900
Service Properties Trust:
3.95%, 1/15/2028	2,540,000	1,808,099
4.35%, 10/1/2024	4,387,000	3,997,259
4.50%, 6/15/2023	2,656,000	2,618,949
4.50%, 3/15/2025	5,369,000	4,667,648
4.65%, 3/15/2024	5,391,000	5,174,875
5.50%, 12/15/2027	3,595,000	3,092,491
7.50%, 9/15/2025	10,819,000	10,331,820
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	2,865,000	2,506,875
3.75%, 12/31/2024 (a)	4,341,000	4,109,581
4.38%, 1/15/2027 (a)	3,585,000	3,154,872
4.75%, 3/15/2025	1,046,000	1,000,509
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	16,447,000	15,962,636
XHR L.P. 6.38%, 8/15/2025 (a)	5,163,000	5,039,708
		151,637,531
Security Description	Principal Amount	Value
RETAIL — 3.1%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	$ 2,199,000	$ 1,119,203
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	1,434,000	1,418,957
Academy, Ltd. 6.00%, 11/15/2027 (a)	614,000	589,778
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	4,108,000	2,542,030
Brinker International, Inc. 5.00%, 10/1/2024 (a)	1,512,000	1,458,158
Carvana Co.:
5.50%, 4/15/2027 (a)	3,487,000	1,359,930
5.63%, 10/1/2025 (a)	2,158,000	953,124
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,134,000	3,839,494
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	2,723,000	2,746,962
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	7,085,000	6,219,851
8.50%, 10/30/2025 (a)	5,104,865	4,781,370
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	2,969,000	2,705,145
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	4,551,000	3,765,952
IRB Holding Corp. 7.00%, 6/15/2025 (a)	1,371,000	1,367,271
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,127,000	3,024,309
Kohl's Corp. 4.25%, 7/17/2025	1,442,000	1,351,615
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	2,373,000	2,161,495
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	3,788,000	3,357,873
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	7,417,000	6,976,059
Nordstrom, Inc. 4.00%, 3/15/2027	4,956,000	4,120,617
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	4,764,000	1,380,321
Penske Automotive Group, Inc. 3.50%, 9/1/2025	1,986,000	1,849,999
QVC, Inc.:
4.45%, 2/15/2025	5,165,000	4,222,697
4.85%, 4/1/2024	3,722,000	3,466,969
WI, 4.75%, 2/15/2027	7,556,000	5,343,452

See accompanying notes to financial statements.
190

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Rite Aid Corp. 8.00%, 11/15/2026 (a)	$ 6,269,000	$ 3,301,569
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	5,051,000	4,865,224
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	1,804,000	1,657,696
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	5,211,000	4,185,579
Staples, Inc.:
7.50%, 4/15/2026 (a)	14,179,000	12,205,709
10.75%, 4/15/2027 (a) (b)	6,939,000	4,997,815
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.88%, 3/1/2027	3,309,000	3,165,786
		106,502,009
SEMICONDUCTORS — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	422,000	419,726
ams-OSRAM AG 7.00%, 7/31/2025 (a)	3,525,000	3,315,509
Microchip Technology, Inc. 0.97%, 2/15/2024	197,000	187,290
		3,922,525
SOFTWARE — 1.0%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,271,000	4,154,444
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	4,360,850	4,276,904
9.13%, 3/1/2026 (a)	3,807,000	3,598,110
Escrow RCN Corp. 11.63%, 4/15/2023 (d)	154,000	11,165
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	32,000	31,337
Open Text Corp. 6.90%, 12/1/2027 (a)	2,032,000	2,048,825
PTC, Inc. 3.63%, 2/15/2025 (a)	3,245,000	3,095,178
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	8,371,000	7,880,459
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	13,854,000	9,499,272
		34,595,694
TELECOMMUNICATIONS — 6.3%
Altice France Holding SA 10.50%, 5/15/2027 (a)	11,859,000	9,041,420
Altice France SA 8.13%, 2/1/2027 (a)	16,730,000	15,272,482
Security Description	Principal Amount	Value
Avanti Communications Group PLC 9.00%, 10/1/2023 (a) (d)	$ 1,739,886	$ 295,781
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	6,415,000	4,399,728
6.00%, 6/15/2025 (a)	6,418,500	5,841,220
CommScope, Inc.:
6.00%, 3/1/2026 (a)	10,097,000	9,318,420
8.25%, 3/1/2027 (a)	8,225,850	6,435,658
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	16,428,000	15,304,325
DKT Finance ApS 9.38%, 6/17/2023 (a)	1,954,150	1,933,553
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	7,154,000	6,658,299
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	10,696,000	5,773,166
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	7,472,000	7,169,459
Iliad Holding SASU 6.50%, 10/15/2026 (a)	7,306,000	6,785,667
Intrado Corp. 8.50%, 10/15/2025 (a)	4,038,000	3,542,537
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	5,327,000	4,512,981
4.63%, 9/15/2027 (a)	9,638,000	8,043,296
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	10,162,750	8,657,647
5.13%, 12/15/2026 (a)	3,394,000	2,948,334
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	3,050,000	3,175,843
Nokia Oyj 4.38%, 6/12/2027	3,832,000	3,643,351
Sprint Corp.:
7.13%, 6/15/2024	14,246,980	14,536,479
7.63%, 2/15/2025	10,972,000	11,360,738
7.63%, 3/1/2026	5,643,000	5,938,185
Sprint LLC 7.88%, 9/15/2023	23,359,000	23,707,750
Telecom Italia SpA 5.30%, 5/30/2024 (a)	12,567,000	11,918,543
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,269,000	1,032,940
5.63%, 12/6/2026 (a)	1,760,000	822,571
T-Mobile USA, Inc. 2.25%, 2/15/2026 (a)	651,000	592,879
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	5,803,000	5,416,288
5.63%, 4/15/2027 (a)	6,251,000	5,668,657
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	11,867,000	8,794,752
		218,542,949

See accompanying notes to financial statements.
191

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	$ 7,320,000	$ 6,744,721
5.88%, 12/15/2027 (a)	3,950,000	3,874,555
		10,619,276
TRANSPORTATION — 0.1%
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	1,734,000	1,644,751
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	3,559,000	2,689,358
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	217,000	218,960
		4,553,069
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	3,136,000	2,950,631
9.75%, 8/1/2027 (a)	3,807,000	3,820,096
NAC Aviation 29 DAC 4.75%, 6/30/2026	4,145,000	3,377,678
		10,148,405
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	4,874,000	4,853,383
TOTAL CORPORATE BONDS & NOTES (Cost $3,607,804,749)		3,374,865,561
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
SWITZERLAND — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (Cost $3,466,341)	3,735,000	3,380,100
	Shares
COMMON STOCKS — 0.0% (e)
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa SA Class A (d) (f)	1,017,249	—
Abengoa SA Class B (d) (f)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (d)	9,870	59,220
MEDIA — 0.0% (e)
Clear Channel Outdoor Holdings, Inc. (f)	70,012	73,512
iHeartMedia, Inc. Class A (f)	29,774	182,515
		256,027
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Erickson, Inc. (f)	3,081	$ 3,081
Erickson, Inc.	4,342	4,342
		7,423
TOTAL COMMON STOCKS (Cost $12,530,353)		322,670
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25%, 7.44%, 2/1/2029 (g) (Cost $2,176,598)	$ 2,197,216	2,125,807
	SHARES	VALUE
WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 01/03/23) (b) (d) (f)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a)	4,407,136	52,886
TOTAL WARRANTS (Cost $0)		52,886
SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h) (i)	40,953,978	40,962,169
State Street Navigator Securities Lending Portfolio II (j) (k)	322,052,158	322,052,158
TOTAL SHORT-TERM INVESTMENTS (Cost $363,016,045)		363,014,327
TOTAL INVESTMENTS — 108.1% (Cost $3,988,994,086)		3,743,761,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(279,677,562)
NET ASSETS — 100.0%		$ 3,464,083,789

See accompanying notes to financial statements.
192

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 69.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $376,084, representing 0.00% of the Fund's net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,374,548,697	$316,864	$3,374,865,561
Foreign Government Obligations	—	3,380,100	—	3,380,100
Common Stocks	260,369	3,081	59,220	322,670
Senior Floating Rate Loans	—	2,125,807	—	2,125,807
Warrants	—	52,886	0(a)	52,886
Short-Term Investments	363,014,327	—	—	363,014,327
TOTAL INVESTMENTS	$363,274,696	$ 3,380,110,571	$376,084	$3,743,761,351
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,512,930	$ 12,511,679	$440,051,214	$ 411,611,282	$12,276	$(1,718)	40,953,978	$ 40,962,169	$ 595,870
State Street Navigator Securities Lending Portfolio II	273,807,319	273,807,319	485,085,480	436,840,641	—	—	322,052,158	322,052,158	1,605,346
Total		$286,318,998	$925,136,694	$848,451,923	$12,276	$(1,718)		$363,014,327	$2,201,216
See accompanying notes to financial statements.
193

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
AIRLINES — 0.0% (a)
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 1,769	$ 1,424
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	10,007	9,145
		10,569
APPAREL — 0.9%
NIKE, Inc.:
2.75%, 3/27/2027	25,000	23,373
3.25%, 3/27/2040	50,000	40,608
3.38%, 3/27/2050	50,000	39,181
3.63%, 5/1/2043	75,000	61,776
PVH Corp. 4.63%, 7/10/2025	25,000	24,142
		189,080
AUTO MANUFACTURERS — 1.8%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	46,753
General Motors Co.:
5.95%, 4/1/2049	75,000	65,492
6.13%, 10/1/2025	50,000	50,973
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	47,113
4.25%, 5/15/2023	25,000	24,914
5.10%, 1/17/2024	50,000	49,855
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	121,709
		406,809
BANKS — 23.3%
Australia & New Zealand Banking Group, Ltd. 5.09%, 12/8/2025	100,000	100,346
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	25,000	24,208
1.13%, 9/18/2025	100,000	87,342
Banco Santander SA:
2.71%, 6/27/2024	50,000	47,996
4.38%, 4/12/2028	35,000	32,873
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	25,000	19,745
Bank of Montreal:
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	25,000	18,977
Security Description	Principal Amount	Value
5 year USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	$ 75,000	$ 66,082
Series E, 3.30%, 2/5/2024	25,000	24,534
Series MTN, 0.63%, 7/9/2024	50,000	46,720
Series MTN, 1.50%, 1/10/2025	50,000	46,655
Series MTN, 1.85%, 5/1/2025	175,000	163,462
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	150,000	132,523
Bank of New York Mellon Corp.:
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	25,000	23,914
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	25,000	23,380
Series MTN, 1.60%, 4/24/2025	50,000	46,463
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	46,609
4.50%, 12/16/2025	100,000	98,107
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (b)	150,000	139,267
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	75,000	74,850
Canadian Imperial Bank of Commerce 3.95%, 8/4/2025	50,000	48,887
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	93,231
4.65%, 7/23/2048	25,000	21,737
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	100,000	91,843
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	25,000	17,393
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	50,000	46,874
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	50,000	47,292
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	50,000	45,960
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	25,000	24,087
Credit Suisse AG 0.50%, 2/2/2024	75,000	69,623
Deutsche Bank AG 4.10%, 1/13/2026	50,000	48,090
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	22,435
3.85%, 1/26/2027	100,000	95,214
6.25%, 2/1/2041	50,000	52,109
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	50,000	43,113
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	100,000	96,022
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	75,000	59,199

See accompanying notes to financial statements.
194

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	$ 25,000	$ 17,045
Series MTN, 3.85%, 7/8/2024	75,000	73,578
HSBC Holdings PLC:
6.80%, 6/1/2038	25,000	24,806
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	100,000	93,982
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	100,000	83,457
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	75,000	64,899
JPMorgan Chase & Co.:
4.13%, 12/15/2026	50,000	48,351
4.85%, 2/1/2044	37,000	33,980
5.63%, 8/16/2043	125,000	122,172
6.40%, 5/15/2038	100,000	108,336
7.63%, 10/15/2026	50,000	54,671
8.75%, 9/1/2030	50,000	57,903
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (b)	100,000	96,416
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	138,828
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	25,000	23,384
SOFR + 0.98%, 3.85%, 6/14/2025 (b)	25,000	24,461
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	25,000	19,137
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	20,000	14,540
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	25,000	17,221
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	100,000	87,297
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	125,000	83,050
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	49,655
4.34%, 1/9/2048	150,000	109,861
4.38%, 3/22/2028	50,000	47,323
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	250,000	232,277
Morgan Stanley:
4.38%, 1/22/2047	50,000	42,626
7.25%, 4/1/2032	50,000	56,152
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	50,000	45,957
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	50,000	43,894
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	100,000	72,943
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	50,000	36,940
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	125,000	116,000
Series F, 3.88%, 4/29/2024	50,000	49,237
Security Description	Principal Amount	Value
Series GMTN, 4.35%, 9/8/2026	$ 50,000	$ 48,599
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	50,000	40,061
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	24,941
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	100,000	97,666
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	91,630
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	50,000	43,016
Toronto-Dominion Bank:
3.77%, 6/6/2025	25,000	24,263
4.46%, 6/8/2032	25,000	23,766
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	125,000	115,102
Series MTN, 2.00%, 9/10/2031	100,000	78,721
Series MTN, 2.65%, 6/12/2024	50,000	48,420
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	46,808
4.42%, 7/24/2039	25,000	20,688
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	100,000	93,723
		5,174,945
BEVERAGES — 4.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	44,185
5.45%, 1/23/2039	15,000	14,957
5.80%, 1/23/2059	100,000	103,263
8.20%, 1/15/2039	125,000	155,369
Coca-Cola Co. 2.90%, 5/25/2027	100,000	94,180
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	41,172
2.38%, 10/24/2029	75,000	64,078
3.88%, 5/18/2028	125,000	119,155
3.88%, 4/29/2043	25,000	20,582
5.50%, 1/24/2033	100,000	100,930
Diageo Investment Corp.:
4.25%, 5/11/2042	75,000	65,904
7.45%, 4/15/2035	15,000	17,778
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	20,132
3.35%, 3/15/2051	25,000	17,201
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,080
2.63%, 10/21/2041	50,000	36,928
3.45%, 10/6/2046	25,000	20,068

See accompanying notes to financial statements.
195

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 3/1/2029	$ 50,000	$ 56,166
		996,128
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	13,032
2.77%, 9/1/2053	50,000	30,204
3.13%, 5/1/2025	72,000	69,137
3.15%, 2/21/2040	50,000	36,923
Baxalta, Inc. 5.25%, 6/23/2045	50,000	47,330
		196,626
BUILDING MATERIALS — 1.0%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	23,575
3.38%, 4/5/2040	25,000	18,941
Johnson Controls International PLC 4.95%, 7/2/2064 (b) (c)	50,000	41,818
Owens Corning:
3.95%, 8/15/2029	100,000	90,630
4.30%, 7/15/2047	75,000	58,360
		233,324
CHEMICALS — 0.7%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	20,932
Dow Chemical Co.:
2.10%, 11/15/2030	25,000	20,100
3.60%, 11/15/2050	25,000	18,023
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	19,519
Linde, Inc. 1.10%, 8/10/2030	25,000	19,202
Sherwin-Williams Co. 4.05%, 8/8/2024	50,000	49,359
		147,135
COMMERCIAL SERVICES — 0.9%
Moody's Corp. 4.25%, 2/1/2029	25,000	23,938
RELX Capital, Inc. 3.00%, 5/22/2030	25,000	21,289
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	76,909
2.30%, 8/15/2060	100,000	55,035
2.50%, 12/1/2029	25,000	21,386
		198,557
COMPUTERS — 6.5%
Apple, Inc.:
0.55%, 8/20/2025	50,000	45,082
2.38%, 2/8/2041	125,000	88,446
2.55%, 8/20/2060	50,000	30,601
2.65%, 2/8/2051	50,000	33,366
2.70%, 8/5/2051	25,000	16,695
Security Description	Principal Amount	Value
2.80%, 2/8/2061	$ 125,000	$ 80,206
2.85%, 5/11/2024	50,000	48,698
2.90%, 9/12/2027	50,000	46,691
3.20%, 5/11/2027	100,000	94,923
3.35%, 2/9/2027	50,000	47,864
4.50%, 2/23/2036	25,000	24,767
4.65%, 2/23/2046	175,000	166,400
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	48,803
8.35%, 7/15/2046	7,000	8,030
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	50,000	47,740
HP, Inc.:
1.45%, 6/17/2026	75,000	65,763
2.65%, 6/17/2031	125,000	97,429
3.00%, 6/17/2027	125,000	114,174
3.40%, 6/17/2030	50,000	42,311
4.20%, 4/15/2032	100,000	85,892
6.00%, 9/15/2041	75,000	71,899
International Business Machines Corp.:
2.85%, 5/15/2040	75,000	54,305
3.30%, 1/27/2027	50,000	47,085
3.63%, 2/12/2024	25,000	24,621
4.25%, 5/15/2049	15,000	12,450
		1,444,241
COSMETICS/PERSONAL CARE — 2.0%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	46,797
Unilever Capital Corp.:
2.13%, 9/6/2029	175,000	147,903
2.60%, 5/5/2024	150,000	145,539
3.50%, 3/22/2028	100,000	94,289
		434,528
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	23,467
DIVERSIFIED FINANCIAL SERVICES — 1.0%
American Express Co.:
3.38%, 5/3/2024	50,000	49,006
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	25,000	24,094
Mastercard, Inc. 3.50%, 2/26/2028	75,000	71,213
Visa, Inc.:
1.90%, 4/15/2027	25,000	22,559
2.75%, 9/15/2027	25,000	23,179
4.30%, 12/14/2045	25,000	22,853
		212,904
ELECTRIC — 5.5%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	33,713

See accompanying notes to financial statements.
196

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	$ 25,000	$ 20,280
4.25%, 9/15/2048	25,000	21,027
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	6,705
6.45%, 1/15/2038	25,000	27,488
Series 130, 3.13%, 3/15/2051	25,000	17,422
Dominion Energy South Carolina, Inc. 5.45%, 2/1/2041	25,000	24,569
Dominion Energy, Inc.:
5.38%, 11/15/2032	50,000	49,680
7.00%, 6/15/2038	25,000	26,721
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	18,042
Series C, 2.63%, 3/1/2031	25,000	21,210
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	49,117
3.75%, 9/1/2046	100,000	74,511
Enel Chile SA 4.88%, 6/12/2028	75,000	73,041
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	47,250
Exelon Corp.:
3.40%, 4/15/2026	25,000	23,759
4.70%, 4/15/2050	50,000	43,920
5.10%, 6/15/2045	25,000	23,223
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	26,003
Northern States Power Co. 4.50%, 6/1/2052	25,000	22,716
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	23,498
Ohio Power Co. 4.00%, 6/1/2049	25,000	19,798
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	19,898
5.30%, 6/1/2042	25,000	24,936
5.75%, 3/15/2029	25,000	25,928
Public Service Co. of Colorado 6.50%, 8/1/2038	50,000	55,040
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	16,277
Series MTN, 3.65%, 9/1/2028	50,000	47,030
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	19,422
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	35,925
Sempra Energy:
3.40%, 2/1/2028	50,000	46,460
4.00%, 2/1/2048	75,000	58,966
Virginia Electric & Power Co.:
2.95%, 11/15/2051	50,000	33,134
Security Description	Principal Amount	Value
8.88%, 11/15/2038	$ 25,000	$ 32,801
Series B, 3.75%, 5/15/2027	50,000	47,811
Series C, 4.63%, 5/15/2052	25,000	22,000
Wisconsin Power & Light Co. 3.65%, 4/1/2050	25,000	18,427
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	22,299
		1,220,047
ELECTRONICS — 0.1%
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	24,467
FOOD — 1.7%
Campbell Soup Co.:
3.95%, 3/15/2025	25,000	24,423
4.15%, 3/15/2028	100,000	95,587
4.80%, 3/15/2048	50,000	44,453
Conagra Brands, Inc. 5.30%, 11/1/2038	25,000	23,648
General Mills, Inc.:
3.00%, 2/1/2051	75,000	51,213
3.20%, 2/10/2027	25,000	23,672
Kellogg Co. 3.25%, 4/1/2026	50,000	47,605
Kroger Co. 1.70%, 1/15/2031	25,000	19,283
Mondelez International, Inc. 1.50%, 5/4/2025	50,000	46,344
		376,228
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	11,670
GAS — 0.3%
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	40,832
Southern California Gas Co. 3.15%, 9/15/2024	25,000	24,332
		65,164
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	47,638
HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	49,520
4.90%, 11/30/2046	25,000	24,462
Baxter International, Inc.:
1.92%, 2/1/2027	50,000	44,404
2.54%, 2/1/2032	75,000	59,737
3.13%, 12/1/2051	50,000	32,659
3.50%, 8/15/2046	25,000	17,869
3.95%, 4/1/2030	25,000	22,800
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	2,709

See accompanying notes to financial statements.
197

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke Philips NV 6.88%, 3/11/2038	$ 25,000	$ 26,478
Medtronic, Inc. 4.63%, 3/15/2045	25,000	23,241
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	50,000	40,446
		344,325
HEALTH CARE SERVICES — 0.1%
Aetna, Inc. 4.75%, 3/15/2044	25,000	22,115
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	75,000	72,590
3.10%, 8/15/2027	25,000	23,682
3.25%, 8/15/2032	25,000	22,620
		118,892
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	25,000	22,772
5.30%, 3/1/2041	50,000	50,283
		73,055
INSURANCE — 1.7%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	50,000	45,011
Allstate Corp. 3.85%, 8/10/2049	25,000	19,464
AXA SA 8.60%, 12/15/2030	75,000	90,494
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	50,000	42,764
4.30%, 4/15/2043	50,000	39,574
MetLife, Inc. 4.55%, 3/23/2030	75,000	73,860
Travelers Cos., Inc. 3.05%, 6/8/2051	25,000	17,312
XLIT, Ltd. 5.50%, 3/31/2045	50,000	47,482
		375,961
INTERNET — 0.8%
Alphabet, Inc.:
0.80%, 8/15/2027	25,000	21,450
1.90%, 8/15/2040	25,000	16,572
Amazon.com, Inc.:
2.40%, 2/22/2023	4,000	3,988
4.05%, 8/22/2047	3,000	2,594
4.25%, 8/22/2057	3,000	2,602
eBay, Inc.:
1.90%, 3/11/2025	50,000	46,807
3.65%, 5/10/2051	75,000	54,080
Security Description	Principal Amount	Value
Meta Platforms, Inc. 4.65%, 8/15/2062	$ 25,000	$ 20,058
		168,151
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	48,867
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	45,562
		94,429
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	88,409
4.20%, 1/15/2024	50,000	49,310
Deere & Co.:
3.10%, 4/15/2030	25,000	22,412
3.75%, 4/15/2050	25,000	21,193
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	19,512
Series MTN, 0.45%, 1/17/2024	25,000	23,917
Xylem, Inc.:
3.25%, 11/1/2026	50,000	46,896
4.38%, 11/1/2046	25,000	20,642
		292,291
MEDIA — 0.7%
Walt Disney Co.:
1.75%, 1/13/2026	50,000	45,808
2.65%, 1/13/2031	50,000	42,721
3.50%, 5/13/2040	50,000	40,322
3.60%, 1/13/2051	25,000	19,171
		148,022
MINING — 2.1%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	15,645
Newmont Corp. 6.25%, 10/1/2039	125,000	131,146
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	51,152
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	125,000	117,275
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	25,000	27,508
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	44,872
5.20%, 3/1/2042	100,000	87,098
		474,696
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	18,689

See accompanying notes to financial statements.
198

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$ 25,000	$ 19,906
		38,595
OIL & GAS — 2.1%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	25,000	20,928
3.38%, 2/8/2061	25,000	17,285
3.41%, 2/11/2026	100,000	96,115
ConocoPhillips Co. 4.03%, 3/15/2062	50,000	39,911
Hess Corp.:
6.00%, 1/15/2040	25,000	24,652
7.30%, 8/15/2031	5,000	5,435
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	46,215
Shell International Finance B.V.:
2.75%, 4/6/2030	50,000	43,946
3.25%, 4/6/2050	50,000	36,282
3.88%, 11/13/2028	25,000	24,064
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	52,479
TotalEnergies Capital International SA:
2.43%, 1/10/2025	50,000	47,763
2.99%, 6/29/2041	25,000	18,661
		473,736
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	24,061
PHARMACEUTICALS — 6.6%
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	47,039
4.38%, 11/16/2045	25,000	22,535
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	39,504
3.70%, 6/6/2027	15,000	14,189
3.79%, 5/20/2050	25,000	19,223
4.69%, 12/15/2044	125,000	111,232
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	16,000	14,856
CVS Health Corp.:
2.13%, 9/15/2031	25,000	19,813
3.63%, 4/1/2027	75,000	71,184
5.05%, 3/25/2048	50,000	45,134
6.13%, 9/15/2039	25,000	25,730
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	15,000	14,515
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	20,516
6.38%, 5/15/2038	25,000	28,118
Johnson & Johnson:
0.55%, 9/1/2025	50,000	45,159
1.30%, 9/1/2030	50,000	40,352
2.25%, 9/1/2050	50,000	31,360
Security Description	Principal Amount	Value
Merck & Co., Inc.:
2.15%, 12/10/2031	$ 50,000	$ 40,858
2.35%, 6/24/2040	25,000	17,442
2.75%, 12/10/2051	25,000	16,826
3.40%, 3/7/2029	50,000	46,567
4.15%, 5/18/2043	45,000	39,985
Novartis Capital Corp.:
1.75%, 2/14/2025	200,000	188,654
2.00%, 2/14/2027	175,000	159,318
2.20%, 8/14/2030	100,000	84,996
2.75%, 8/14/2050	25,000	17,394
4.40%, 5/6/2044	25,000	23,216
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	22,875
2.55%, 5/28/2040	25,000	18,172
2.70%, 5/28/2050	25,000	17,019
7.20%, 3/15/2039	25,000	30,323
Sanofi:
3.38%, 6/19/2023	25,000	24,811
3.63%, 6/19/2028	50,000	47,733
Viatris, Inc. 2.70%, 6/22/2030	25,000	19,599
Wyeth LLC 6.45%, 2/1/2024	50,000	50,797
		1,477,044
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	21,796
4.00%, 11/15/2049	25,000	19,043
Kinder Morgan, Inc.:
1.75%, 11/15/2026	25,000	22,059
2.00%, 2/15/2031	25,000	19,388
5.05%, 2/15/2046	50,000	42,619
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	50,000	46,439
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	57,221
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	20,868
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	43,802
		293,235
REAL ESTATE INVESTMENT TRUSTS — 7.3%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	37,253
2.00%, 5/18/2032	50,000	38,473
3.00%, 5/18/2051	25,000	15,953
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	50,000	39,316
Series GMTN, 3.50%, 11/15/2024	50,000	48,548
Series MTN, 3.20%, 1/15/2028	75,000	68,572

See accompanying notes to financial statements.
199

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.90%, 10/15/2046	$ 50,000	$ 38,502
Boston Properties L.P.:
2.45%, 10/1/2033	100,000	69,046
2.75%, 10/1/2026	75,000	67,636
3.25%, 1/30/2031	100,000	82,841
3.40%, 6/21/2029	75,000	64,601
3.65%, 2/1/2026	100,000	94,931
3.80%, 2/1/2024	75,000	73,696
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	25,000	23,054
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	23,697
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	20,891
3.00%, 1/15/2030	50,000	42,849
3.25%, 7/15/2026	100,000	94,318
3.50%, 7/15/2029	50,000	44,479
6.75%, 2/1/2041	25,000	25,714
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	75,000	72,090
Series I, 3.50%, 9/15/2030	75,000	61,868
Series J, 2.90%, 12/15/2031	50,000	38,278
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	53,353
2.65%, 11/15/2033	50,000	34,402
4.25%, 8/15/2029	50,000	43,855
4.38%, 10/1/2025	25,000	24,244
Prologis L.P. 2.25%, 4/15/2030	25,000	20,869
Regency Centers L.P. 3.60%, 2/1/2027	25,000	23,366
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	19,802
3.38%, 12/1/2027	45,000	41,706
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	24,452
4.00%, 3/1/2028	50,000	46,219
Welltower, Inc.:
2.75%, 1/15/2032	50,000	39,114
2.80%, 6/1/2031	25,000	19,917
Weyerhaeuser Co. 4.00%, 4/15/2030	50,000	45,620
		1,623,525
RETAIL — 1.9%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	45,245
3.13%, 12/15/2049	50,000	35,714
3.50%, 9/15/2056	15,000	11,226
5.88%, 12/16/2036	25,000	26,750
5.95%, 4/1/2041	25,000	27,099
Lowe's Cos., Inc.:
3.75%, 4/1/2032	50,000	44,562
5.13%, 4/15/2050	50,000	45,590
Security Description	Principal Amount	Value
Target Corp.:
2.25%, 4/15/2025	$ 49,000	$ 46,481
3.63%, 4/15/2046	5,000	3,967
Walmart, Inc.:
1.80%, 9/22/2031	50,000	40,769
2.50%, 9/22/2041	25,000	18,257
2.65%, 9/22/2051	25,000	17,123
2.85%, 7/8/2024	50,000	48,550
		411,333
SEMICONDUCTORS — 2.5%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	15,490
5.85%, 6/15/2041	25,000	27,316
Intel Corp.:
3.40%, 3/25/2025	100,000	97,358
4.00%, 12/15/2032	53,000	49,053
4.10%, 5/19/2046	50,000	40,703
4.25%, 12/15/2042	150,000	127,945
4.75%, 3/25/2050	75,000	65,399
NVIDIA Corp. 2.85%, 4/1/2030	50,000	43,675
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041	25,000	17,375
QUALCOMM, Inc.:
3.25%, 5/20/2027	25,000	23,795
4.80%, 5/20/2045	25,000	23,457
Texas Instruments, Inc. 1.90%, 9/15/2031	25,000	20,231
		551,797
SOFTWARE — 4.8%
Adobe, Inc.:
1.90%, 2/1/2025	100,000	94,471
2.15%, 2/1/2027	50,000	45,559
2.30%, 2/1/2030	75,000	63,973
Autodesk, Inc. 4.38%, 6/15/2025	50,000	49,452
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	25,000	24,120
Microsoft Corp.:
2.53%, 6/1/2050	125,000	83,301
2.92%, 3/17/2052	125,000	89,060
3.13%, 11/3/2025	100,000	96,599
Oracle Corp.:
3.40%, 7/8/2024	75,000	73,152
4.38%, 5/15/2055	75,000	57,592
5.38%, 7/15/2040	50,000	45,907
6.50%, 4/15/2038	75,000	77,912
Salesforce, Inc.:
1.50%, 7/15/2028	125,000	106,801
1.95%, 7/15/2031	25,000	20,017
2.90%, 7/15/2051	75,000	49,951
3.05%, 7/15/2061	50,000	32,375

See accompanying notes to financial statements.
200

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
VMware, Inc. 4.70%, 5/15/2030	$ 50,000	$ 46,516
		1,056,758
TELECOMMUNICATIONS — 10.6%
AT&T, Inc.:
2.25%, 2/1/2032	50,000	39,205
2.30%, 6/1/2027	15,000	13,367
3.50%, 6/1/2041	175,000	130,606
3.50%, 9/15/2053	50,000	34,019
3.80%, 2/15/2027	50,000	47,623
3.85%, 6/1/2060	175,000	122,155
4.25%, 3/1/2027	100,000	97,337
4.85%, 3/1/2039	8,000	7,161
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	21,287
British Telecommunications PLC 9.63%, 12/15/2030	125,000	149,210
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	49,099
3.50%, 6/15/2025	150,000	146,002
5.50%, 1/15/2040	50,000	52,150
5.90%, 2/15/2039	225,000	242,878
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	235,978
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	23,746
Orange SA 5.50%, 2/6/2044	25,000	24,625
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	23,695
4.67%, 3/6/2038	50,000	39,694
5.21%, 3/8/2047	25,000	20,183
5.52%, 3/1/2049	100,000	83,605
7.05%, 6/20/2036	50,000	51,653
TELUS Corp. 3.70%, 9/15/2027	50,000	47,396
Verizon Communications, Inc.:
0.75%, 3/22/2024	25,000	23,732
1.45%, 3/20/2026	50,000	44,940
2.55%, 3/21/2031	100,000	82,300
Security Description	Principal Amount	Value
2.85%, 9/3/2041	$ 175,000	$ 121,107
2.88%, 11/20/2050	25,000	15,768
2.99%, 10/30/2056	25,000	15,343
3.00%, 11/20/2060	25,000	14,977
3.55%, 3/22/2051	75,000	53,689
4.13%, 3/16/2027	50,000	48,701
4.27%, 1/15/2036	15,000	13,406
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	19,312
4.88%, 6/19/2049	50,000	42,067
5.00%, 5/30/2038	175,000	160,809
		2,358,825
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	50,000	37,573
3.10%, 12/2/2051	50,000	34,075
4.00%, 6/1/2028	50,000	47,814
		119,462
TOTAL CORPORATE BONDS & NOTES (Cost $26,758,256)		21,953,835
TOTAL INVESTMENTS — 98.8% (Cost $26,758,256)		21,953,835
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		269,768
NET ASSETS — 100.0%		$ 22,223,603
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$21,953,835	$—	$21,953,835
See accompanying notes to financial statements.
201

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 4.4%
Boeing Co.:
2.20%, 2/4/2026	$ 135,000	$ 122,712
2.75%, 2/1/2026	28,000	26,008
3.63%, 2/1/2031	38,000	33,264
4.88%, 5/1/2025	85,000	84,315
5.04%, 5/1/2027	50,000	49,481
5.15%, 5/1/2030	105,000	102,397
5.71%, 5/1/2040	75,000	71,725
5.81%, 5/1/2050	125,000	116,555
5.93%, 5/1/2060	86,000	78,842
Lockheed Martin Corp. 4.07%, 12/15/2042	35,000	30,234
Northrop Grumman Corp.:
2.93%, 1/15/2025	35,000	33,586
3.25%, 1/15/2028	50,000	46,262
4.03%, 10/15/2047	58,000	48,169
Raytheon Technologies Corp.:
3.95%, 8/16/2025	35,000	34,206
4.13%, 11/16/2028	75,000	71,823
4.50%, 6/1/2042	85,000	76,507
		1,026,086
AGRICULTURE — 2.7%
Altria Group, Inc.:
2.45%, 2/4/2032	41,000	30,975
3.88%, 9/16/2046	30,000	20,175
4.80%, 2/14/2029	45,000	43,252
5.38%, 1/31/2044	45,000	39,809
5.80%, 2/14/2039	50,000	45,936
5.95%, 2/14/2049	60,000	53,766
BAT Capital Corp.:
2.26%, 3/25/2028	61,000	50,707
3.56%, 8/15/2027	85,000	77,571
4.39%, 8/15/2037	60,000	46,580
4.54%, 8/15/2047	58,000	41,141
BAT International Finance PLC 1.67%, 3/25/2026	35,000	30,989
Philip Morris International, Inc. 6.38%, 5/16/2038	37,000	39,397
Reynolds American, Inc.:
4.45%, 6/12/2025	60,000	58,718
5.85%, 8/15/2045	64,000	54,834
		633,850
AIRLINES — 1.3%
Delta Air Lines, Inc. 7.00%, 5/1/2025 (a)	48,000	49,087
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.75%, 10/20/2028 (a)	78,000	72,929
Security Description	Principal Amount	Value
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	$ 95,407	$ 94,832
Southwest Airlines Co.:
5.13%, 6/15/2027	50,000	49,430
5.25%, 5/4/2025	40,000	40,138
		306,416
APPAREL — 0.3%
NIKE, Inc.:
2.85%, 3/27/2030	35,000	31,241
3.38%, 3/27/2050 (b)	35,000	27,459
		58,700
AUTO MANUFACTURERS — 1.3%
General Motors Co.:
6.13%, 10/1/2025	15,000	15,279
6.25%, 10/2/2043	50,000	46,465
General Motors Financial Co., Inc. 1.25%, 1/8/2026	35,000	30,858
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	30,000	37,062
Nissan Motor Co., Ltd.:
4.35%, 9/17/2027 (a)	60,000	54,369
4.81%, 9/17/2030 (a)	60,000	50,888
Toyota Motor Credit Corp.:
3.05%, 3/22/2027	35,000	32,672
Series MTN, 1.80%, 2/13/2025	28,000	26,330
		293,923
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.10%, 12/1/2051	38,000	22,470
BANKS — 27.6%
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	142,000	128,773
SOFR + 0.96%, 1.73%, 7/22/2027 (b) (c)	140,000	122,863
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	102,000	78,519
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	110,000	88,073
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	101,000	81,501
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	111,000	101,773
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	111,000	105,510
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	134,000	105,616

See accompanying notes to financial statements.
202

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b) (c)	$ 110,000	$ 74,027
Barclays PLC 4.38%, 1/12/2026	60,000	58,143
Citigroup, Inc.:
3.20%, 10/21/2026	70,000	64,904
4.45%, 9/29/2027	95,000	90,734
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	50,000	48,454
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	68,000	62,510
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	77,000	72,141
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	77,000	66,818
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	75,000	59,104
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	75,000	60,635
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	67,000	67,289
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	75,000	64,360
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	85,000	68,670
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	85,000	80,353
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	96,000	88,287
Credit Suisse Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (c)	69,000	47,797
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (c)	75,000	58,362
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (c)	110,000	96,844
Goldman Sachs Group, Inc.:
3.50%, 4/1/2025	85,000	81,840
3.85%, 1/26/2027	75,000	71,411
6.75%, 10/1/2037	135,000	143,448
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	85,000	79,230
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	105,000	91,764
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	60,000	53,384
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	75,000	59,119
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	85,000	67,745
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	101,000	82,398
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	80,000	74,314
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	101,000	78,236
Security Description	Principal Amount	Value
HSBC Holdings PLC:
3.90%, 5/25/2026	$ 60,000	$ 57,292
4.30%, 3/8/2026	75,000	72,567
4.95%, 3/31/2030	60,000	57,325
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	60,000	58,512
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	60,000	57,503
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	70,000	64,551
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	58,000	53,561
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	75,000	65,809
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	60,000	52,168
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	75,000	58,080
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	58,000	53,992
JPMorgan Chase & Co.:
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	45,000	34,124
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	78,000	61,325
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	85,000	74,878
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	70,000	53,710
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	81,000	64,933
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	85,000	69,304
SOFR + 1.32%, 4.08%, 4/26/2026 (b) (c)	76,000	73,898
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	90,000	75,618
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	75,000	71,469
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	86,000	59,035
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	85,000	78,876
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	87,000	85,012
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	108,000	102,825
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	52,000	48,741
Morgan Stanley:
3.63%, 1/20/2027	65,000	61,386
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	85,000	78,132
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	85,000	74,524

See accompanying notes to financial statements.
203

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	$ 75,000	$ 69,600
Series GMTN, 3.88%, 1/27/2026	60,000	58,106
Series GMTN, 4.00%, 7/23/2025	75,000	73,300
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	70,000	64,184
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	65,000	60,810
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	75,000	65,192
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	85,000	70,413
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	85,000	65,257
Series MTN, 3.13%, 7/27/2026 (b)	75,000	70,008
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	65,000	56,939
Royal Bank of Canada 3.38%, 4/14/2025	23,000	22,284
Santander UK Group Holdings PLC SOFR + 0.79%, 1.09%, 3/15/2025 (c)	35,000	32,758
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	58,000	50,256
Toronto-Dominion Bank Series MTN, 1.25%, 9/10/2026	35,000	30,596
US Bancorp Series V, 2.38%, 7/22/2026	35,000	32,307
Wells Fargo & Co.:
3.00%, 4/22/2026	88,000	82,349
3.00%, 10/23/2026	85,000	78,702
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	86,000	79,815
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	85,000	82,861
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	87,000	82,562
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	80,000	57,733
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	85,000	72,377
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	96,000	80,884
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	80,000	70,756
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	75,000	63,985
Security Description	Principal Amount	Value
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	$ 135,000	$ 120,645
		6,438,778
BEVERAGES — 5.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	80,000	77,001
4.70%, 2/1/2036	130,000	122,494
4.90%, 2/1/2046	220,000	201,928
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	61,000	55,498
4.00%, 4/13/2028	60,000	57,291
4.38%, 4/15/2038	38,000	33,944
4.60%, 4/15/2048	60,000	52,684
4.75%, 1/23/2029	85,000	83,971
4.95%, 1/15/2042	70,000	65,614
5.45%, 1/23/2039	20,000	19,912
5.55%, 1/23/2049	136,000	135,622
Coca-Cola Co.:
1.45%, 6/1/2027	38,000	33,560
1.65%, 6/1/2030	35,000	28,577
2.25%, 1/5/2032 (b)	50,000	41,843
2.50%, 3/15/2051	38,000	24,880
Molson Coors Beverage Co. 4.20%, 7/15/2046	25,000	19,409
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	46,447
PepsiCo, Inc.:
2.25%, 3/19/2025	35,000	33,285
2.75%, 3/19/2030	35,000	30,988
3.00%, 10/15/2027	35,000	32,848
		1,197,796
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
3.38%, 2/21/2050	55,000	38,466
4.40%, 5/1/2045	55,000	45,884
Gilead Sciences, Inc. 3.65%, 3/1/2026	70,000	67,524
		151,874
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.72%, 2/15/2030	50,000	42,188
3.38%, 4/5/2040	35,000	26,546
3.58%, 4/5/2050	50,000	35,870
		104,604
CHEMICALS — 1.4%
Celanese US Holdings LLC:
6.05%, 3/15/2025	47,000	46,878
6.17%, 7/15/2027	40,000	39,470
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	45,000	44,294

See accompanying notes to financial statements.
204

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.73%, 11/15/2028 (b)	$ 55,000	$ 54,267
5.32%, 11/15/2038	45,000	43,617
5.42%, 11/15/2048	45,000	43,008
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (a)	35,000	27,771
Sherwin-Williams Co. 3.45%, 6/1/2027	35,000	32,848
		332,153
COMPUTERS — 1.8%
Apple, Inc.:
3.25%, 2/23/2026	80,000	76,925
3.85%, 5/4/2043	65,000	56,393
4.65%, 2/23/2046	101,000	95,908
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	110,000	112,321
International Business Machines Corp. 3.50%, 5/15/2029	80,000	73,545
		415,092
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	35,000	31,941
DIVERSIFIED FINANCIAL SERVICES — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	102,000	89,304
3.00%, 10/29/2028	102,000	85,668
3.30%, 1/30/2032	81,000	63,277
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	35,000	32,413
Capital One Financial Corp. 3.80%, 1/31/2028	38,000	35,613
Visa, Inc.:
3.15%, 12/14/2025	91,000	87,710
4.30%, 12/14/2045	85,000	77,577
		471,562
ELECTRIC — 2.5%
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	35,000	23,000
6.13%, 4/1/2036	41,000	43,081
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	36,000	31,682
Duke Energy Corp.:
2.65%, 9/1/2026 (b)	38,000	35,099
3.75%, 9/1/2046	35,000	26,079
Florida Power & Light Co. 2.45%, 2/3/2032	35,000	29,243
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	35,000	29,947
2.25%, 6/1/2030	50,000	41,113
Security Description	Principal Amount	Value
3.55%, 5/1/2027	$ 35,000	$ 33,001
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	50,000	38,875
4.50%, 7/1/2040	50,000	39,143
4.55%, 7/1/2030	75,000	67,985
4.95%, 7/1/2050	75,000	58,905
Southern Co.:
3.25%, 7/1/2026	46,000	43,323
4.40%, 7/1/2046	50,000	41,819
		582,295
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	38,000	30,074
2.50%, 11/1/2026	35,000	32,324
		62,398
ENTERTAINMENT — 1.7%
WarnerMedia Holdings, Inc.:
3.76%, 3/15/2027 (a)	96,000	86,569
4.28%, 3/15/2032 (a)	121,000	99,871
5.05%, 3/15/2042 (a)	110,000	84,542
5.14%, 3/15/2052 (a)	170,000	124,666
		395,648
FOOD — 0.9%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	45,000	42,191
4.38%, 6/1/2046	61,000	49,744
4.88%, 10/1/2049	40,000	34,907
5.00%, 6/4/2042	35,000	31,618
5.20%, 7/15/2045	45,000	41,470
		199,930
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	80,000	78,277
HEALTH CARE SERVICES — 1.2%
HCA, Inc.:
3.50%, 9/1/2030	67,000	57,724
3.63%, 3/15/2032 (a)	45,000	38,062
4.63%, 3/15/2052 (a)	50,000	39,157
5.38%, 2/1/2025	42,000	42,001
UnitedHealth Group, Inc.:
3.75%, 7/15/2025	50,000	48,938
4.75%, 5/15/2052	50,000	46,336
		272,218
INSURANCE — 1.3%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	32,000	21,590
3.85%, 3/15/2052	76,000	61,501
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (b)	60,000	57,588
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	20,000	19,179

See accompanying notes to financial statements.
205

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Corebridge Financial, Inc. 3.90%, 4/5/2032 (a)	$ 38,000	$ 33,271
Equitable Holdings, Inc.:
4.35%, 4/20/2028	35,000	33,311
5.00%, 4/20/2048	38,000	33,320
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	45,000	43,492
		303,252
INTERNET — 1.5%
Amazon.com, Inc.:
2.10%, 5/12/2031	75,000	61,382
3.10%, 5/12/2051	80,000	57,235
3.15%, 8/22/2027	85,000	79,956
4.05%, 8/22/2047	85,000	73,304
Meta Platforms, Inc. 3.85%, 8/15/2032	84,000	74,216
		346,093
MACHINERY-DIVERSIFIED — 0.1%
Otis Worldwide Corp. 2.57%, 2/15/2030	38,000	31,933
MEDIA — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	110,000	107,968
6.48%, 10/23/2045	83,000	74,927
Comcast Corp.:
2.89%, 11/1/2051	122,000	78,774
2.94%, 11/1/2056	145,000	90,798
2.99%, 11/1/2063	93,000	56,508
4.15%, 10/15/2028	96,000	92,261
		501,236
MINING — 0.4%
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	60,000	58,110
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	45,000	40,547
		98,657
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.15%, 3/15/2033	35,000	32,609
General Electric Co. Series A, 6.75%, 3/15/2032	60,000	66,491
		99,100
OIL & GAS — 6.3%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	50,000	41,798
2.77%, 11/10/2050	38,000	24,211
2.94%, 6/4/2051	55,000	36,328
3.00%, 2/24/2050	50,000	33,737
3.06%, 6/17/2041	35,000	26,102
3.38%, 2/8/2061	45,000	31,008
Security Description	Principal Amount	Value
4.23%, 11/6/2028	$ 50,000	$ 48,440
BP Capital Markets PLC 3.28%, 9/19/2027	35,000	32,916
Chevron Corp.:
1.55%, 5/11/2025	60,000	55,868
2.24%, 5/11/2030 (b)	39,000	33,416
2.95%, 5/16/2026	55,000	52,240
ConocoPhillips 6.50%, 2/1/2039 (b)	32,000	35,974
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	45,000	41,933
Equinor ASA 3.13%, 4/6/2030	45,000	40,455
Exxon Mobil Corp.:
2.61%, 10/15/2030	25,000	21,834
2.71%, 3/6/2025	36,000	34,455
2.99%, 3/19/2025	80,000	77,099
3.04%, 3/1/2026	60,000	57,317
3.10%, 8/16/2049	35,000	25,149
3.45%, 4/15/2051	65,000	49,085
3.48%, 3/19/2030	50,000	46,599
4.11%, 3/1/2046	58,000	49,522
4.23%, 3/19/2040	50,000	45,023
4.33%, 3/19/2050	70,000	61,582
Shell International Finance B.V.:
2.38%, 11/7/2029	35,000	30,266
2.75%, 4/6/2030	61,000	53,610
2.88%, 5/10/2026	61,000	57,507
3.25%, 5/11/2025	65,000	63,008
3.88%, 11/13/2028	35,000	33,702
4.00%, 5/10/2046	55,000	45,418
4.13%, 5/11/2035	38,000	35,247
6.38%, 12/15/2038	67,000	73,918
TotalEnergies Capital International SA 3.13%, 5/29/2050	60,000	42,467
Valero Energy Corp. 6.63%, 6/15/2037	38,000	40,562
		1,477,796
OIL & GAS SERVICES — 0.4%
Halliburton Co. 5.00%, 11/15/2045	50,000	44,265
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a) (b)	45,000	42,007
		86,272
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 1.57%, 1/15/2026	40,000	35,716
PHARMACEUTICALS — 9.4%
AbbVie, Inc.:
2.95%, 11/21/2026	99,000	92,222
3.20%, 5/14/2026	50,000	47,326
3.20%, 11/21/2029 (b)	138,000	124,402
3.60%, 5/14/2025	90,000	87,206

See accompanying notes to financial statements.
206

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 3/15/2025	$ 70,000	$ 68,269
4.05%, 11/21/2039	86,000	73,413
4.25%, 11/21/2049	139,000	116,559
4.40%, 11/6/2042	63,000	54,596
4.50%, 5/14/2035	58,000	54,010
4.70%, 5/14/2045	65,000	57,962
AstraZeneca PLC:
3.38%, 11/16/2025	50,000	48,325
6.45%, 9/15/2037	71,000	80,249
Bristol-Myers Squibb Co.:
3.40%, 7/26/2029	60,000	55,735
4.25%, 10/26/2049	90,000	77,599
Cigna Corp.:
4.13%, 11/15/2025	49,000	47,918
4.38%, 10/15/2028	101,000	97,498
4.80%, 8/15/2038	45,000	41,836
4.90%, 12/15/2048	75,000	68,121
CVS Health Corp.:
1.30%, 8/21/2027	55,000	46,630
3.88%, 7/20/2025	55,000	53,736
4.30%, 3/25/2028	120,000	116,096
4.78%, 3/25/2038	120,000	109,661
5.05%, 3/25/2048	194,000	174,575
5.13%, 7/20/2045	85,000	77,349
Merck & Co., Inc. 2.75%, 2/10/2025	60,000	57,509
Pfizer, Inc. 7.20%, 3/15/2039	60,000	72,823
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	66,000	62,059
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	60,000	48,975
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	55,000	51,415
Viatris, Inc. 4.00%, 6/22/2050	43,000	26,740
		2,190,814
PIPELINES — 3.0%
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	35,000	31,730
5.13%, 6/30/2027	38,000	37,609
5.88%, 3/31/2025	35,000	35,200
Energy Transfer L.P.:
3.75%, 5/15/2030	30,000	26,469
5.00%, 5/15/2050	50,000	40,487
5.25%, 4/15/2029	35,000	33,904
5.40%, 10/1/2047	35,000	29,710
6.25%, 4/15/2049	46,000	42,990
Kinder Morgan, Inc. 4.30%, 6/1/2025	35,000	34,346
MPLX L.P.:
1.75%, 3/1/2026	35,000	31,221
2.65%, 8/15/2030	35,000	28,427
Security Description	Principal Amount	Value
4.50%, 4/15/2038	$ 41,000	$ 34,484
4.70%, 4/15/2048	35,000	27,910
4.95%, 3/14/2052	37,000	30,304
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	35,000	34,350
5.63%, 3/1/2025	50,000	50,128
5.88%, 6/30/2026	48,000	48,606
4.50%, 5/15/2030	50,000	46,470
Williams Cos., Inc.:
2.60%, 3/15/2031	41,000	33,215
3.75%, 6/15/2027	35,000	32,990
		710,550
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	40,000	36,454
VICI Properties L.P. 5.13%, 5/15/2032	48,000	44,441
		80,895
RETAIL — 3.8%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	47,000	35,839
Costco Wholesale Corp. 1.60%, 4/20/2030	46,000	37,700
Home Depot, Inc.:
2.70%, 4/15/2030	35,000	30,545
2.95%, 6/15/2029	61,000	55,197
3.00%, 4/1/2026	30,000	28,551
4.25%, 4/1/2046	37,000	32,234
4.50%, 12/6/2048	35,000	32,051
5.88%, 12/16/2036	75,000	80,205
Lowe's Cos., Inc.:
2.50%, 4/15/2026	30,000	27,996
2.63%, 4/1/2031	50,000	41,386
3.00%, 10/15/2050 (b)	41,000	26,283
3.10%, 5/3/2027	35,000	32,601
3.65%, 4/5/2029	35,000	32,371
3.75%, 4/1/2032 (b)	35,000	31,148
4.25%, 4/1/2052	30,000	23,929
5.63%, 4/15/2053 (b)	38,000	36,421
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	36,000	27,375
Series MTN, 3.70%, 1/30/2026	41,000	39,883
Series MTN, 4.88%, 12/9/2045	41,000	37,886
Target Corp. 2.25%, 4/15/2025	35,000	33,201
Walmart, Inc.:
1.80%, 9/22/2031	30,000	24,455
2.65%, 9/22/2051 (b)	45,000	30,839
3.70%, 6/26/2028	35,000	33,864
3.90%, 9/9/2025	47,000	46,317
5.25%, 9/1/2035	30,000	31,559
		889,836

See accompanying notes to financial statements.
207

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	$ 80,000	$ 58,800
3.47%, 4/15/2034 (a)	80,000	63,771
		122,571
SOFTWARE — 4.4%
Fiserv, Inc. 3.50%, 7/1/2029	75,000	67,664
Microsoft Corp.:
2.40%, 8/8/2026	101,000	94,208
2.53%, 6/1/2050	150,000	99,599
2.68%, 6/1/2060	85,000	54,721
2.92%, 3/17/2052	154,000	109,923
3.13%, 11/3/2025	60,000	57,960
3.30%, 2/6/2027	96,000	92,549
Oracle Corp.:
2.50%, 4/1/2025	85,000	80,110
2.65%, 7/15/2026	60,000	55,154
2.88%, 3/25/2031	80,000	66,344
2.95%, 4/1/2030	75,000	64,074
3.60%, 4/1/2050	110,000	74,743
3.85%, 4/1/2060	85,000	56,802
3.95%, 3/25/2051	80,000	57,488
		1,031,339
TELECOMMUNICATIONS — 7.8%
AT&T, Inc.:
2.55%, 12/1/2033	90,000	69,156
3.50%, 9/15/2053	189,000	128,247
3.55%, 9/15/2055	186,000	125,238
3.65%, 9/15/2059	154,000	104,109
3.80%, 12/1/2057	130,000	89,907
4.30%, 2/15/2030	75,000	70,614
4.35%, 3/1/2029	65,000	61,937
T-Mobile USA, Inc.:
3.50%, 4/15/2025	66,000	63,508
3.75%, 4/15/2027	101,000	95,295
3.88%, 4/15/2030	170,000	154,128
Verizon Communications, Inc.:
2.10%, 3/22/2028	75,000	65,062
2.36%, 3/15/2032	116,000	92,071
2.55%, 3/21/2031	105,000	86,459
2.99%, 10/30/2056	91,000	55,852
3.38%, 2/15/2025	35,000	33,928
3.40%, 3/22/2041	90,000	67,860
3.55%, 3/22/2051	104,000	74,471
3.70%, 3/22/2061	86,000	60,204
4.02%, 12/3/2029	95,000	88,897
4.13%, 3/16/2027	80,000	77,932
4.33%, 9/21/2028	105,000	101,198
Vodafone Group PLC 5.25%, 5/30/2048	75,000	66,598
		1,832,671
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	$ 35,000	$ 29,060
3.10%, 12/2/2051	45,000	30,620
Union Pacific Corp. 3.25%, 2/5/2050 (b)	37,000	26,933
United Parcel Service, Inc. 6.20%, 1/15/2038	35,000	38,767
		125,380
TOTAL CORPORATE BONDS & NOTES (Cost $24,289,187)		23,040,122
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d) (e)	201	201
State Street Navigator Securities Lending Portfolio II (f) (g)	930,692	930,692
TOTAL SHORT-TERM INVESTMENTS (Cost $930,893)		930,893
TOTAL INVESTMENTS — 102.6% (Cost $25,220,080)		23,971,015
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(610,875)
NET ASSETS — 100.0%		$ 23,360,140
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
208

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$23,040,122	$—	$23,040,122
Short-Term Investments	930,893	—	—	930,893
TOTAL INVESTMENTS	$930,893	$23,040,122	$—	$23,971,015

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 4,413,171	$ 4,413,026	$56	$—	201	$ 201	$4,785
State Street Navigator Securities Lending Portfolio II	—	—	14,991,575	14,060,883	—	—	930,692	930,692	—
Total		$—	$19,404,746	$18,473,909	$56	$—		$930,893	$4,785

See accompanying notes to financial statements.
209

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,358,704,231	$26,340,816,312	$646,035,677
Investments in affiliated issuers, at value	30,802,849	374,369,749	4,006,008
Total Investments	1,389,507,080	26,715,186,061	650,041,685
Foreign currency, at value	—	—	—
Cash	308	—	—
Receivable for investments sold	15,093,768	—	—
Receivable for fund shares sold	—	214,905,162	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	38,128	672,776	—
Interest receivable — unaffiliated issuers	3,941,166	—	23,356
Securities lending income receivable — unaffiliated issuers	966	43,604	—
Securities lending income receivable — affiliated issuers	9,177	113,308	—
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,408,590,593	26,930,920,911	650,065,041
LIABILITIES
Payable upon return of securities loaned	30,190,296	234,496,662	—
Payable for investments purchased	15,156,968	—	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	175,272	2,962,379	68,267
TOTAL LIABILITIES	45,522,536	237,459,041	68,267
NET ASSETS	$1,363,068,057	$26,693,461,870	$649,996,774
NET ASSETS CONSIST OF:
Paid-in Capital	$1,513,600,547	$26,698,269,344	$ 651,114,267
Total distributable earnings (loss)	(150,532,490)	(4,807,474)	(1,117,493)
NET ASSETS	$1,363,068,057	$26,693,461,870	$649,996,774
NET ASSET VALUE PER SHARE
Net asset value per share	$ 18.44	$ 91.45	$ 99.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	73,900,000	291,894,503	6,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,500,291,141	$26,334,753,721	$646,163,943
Investments in affiliated issuers	30,802,849	374,369,749	4,006,008
Total cost of investments	$1,531,093,990	$26,709,123,470	$650,169,951
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 29,612,365	$ 229,777,961	$ —
See accompanying notes to financial statements.
210

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$107,918,137	$2,984,462,517	$2,220,849,133	$ 4,017,816,115	$4,485,345,502
2,910,041	60,011,301	3,575,448	1,325,516	16,782,176
110,828,178	3,044,473,818	2,224,424,581	4,019,141,631	4,502,127,678
224	151	—	—	—
—	313,755	96,890	1,599	137
—	—	16,502	—	—
—	—	—	—	—
15	—	—	—	—
874	106,710	45,314	91,933	66,622
1,807,503	18,352,570	32,358,367	48,954,273	59,889,705
—	197	—	—	—
—	4,973	—	—	—
—	—	345	1,370	—
—	15,140	—	—	—
112,636,794	3,063,267,314	2,256,941,999	4,068,190,806	4,562,084,142

2,867,570	19,549,260	—	—	—
—	40,130,034	9,826,831	4,993,580	—
—	—	—	—	6,075,440
21,703	384,748	674,921	782,108	780,548
2,889,273	60,064,042	10,501,752	5,775,688	6,855,988
$109,747,521	$3,003,203,272	$2,246,440,247	$ 4,062,415,118	$4,555,228,154

$144,649,088	$3,037,438,392	$2,488,739,281	$4,300,761,284	$4,744,336,235
(34,901,567)	(34,235,120)	(242,299,034)	(238,346,166)	(189,108,081)
$109,747,521	$3,003,203,272	$2,246,440,247	$ 4,062,415,118	$4,555,228,154

$ 23.35	$ 30.34	$ 49.05	$ 45.62	$ 46.98
4,700,000	99,000,000	45,800,000	89,051,036	96,951,082

$129,521,727	$3,007,734,245	$2,430,405,925	$4,245,431,660	$4,670,156,924
2,910,044	60,014,036	3,575,448	1,325,516	16,782,176
$132,431,771	$3,067,748,281	$2,433,981,373	$4,246,757,176	$4,686,939,100
$ 224	$ 151	$ —	$ —	$ —
$ 2,810,997	$ 20,633,568	$ —	$ —	$ —
211

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 4,141,254,068	$ 9,096,186,327	$ 3,380,747,024
Investments in affiliated issuers, at value	300,439,532	737,897,230	363,014,327
Total Investments	4,441,693,600	9,834,083,557	3,743,761,351
Foreign currency, at value	—	1,888	—
Net cash at broker	—	14	—
Cash	390,249	—	968,561
Receivable for investments sold	17,461,686	250,175,768	179,481,850
Receivable for fund shares sold	—	233,003,661	94,302,374
Dividends receivable — unaffiliated issuers	2,421,318	—	—
Dividends receivable — affiliated issuers	23,010	174,409	227,679
Interest receivable — unaffiliated issuers	9,041,008	169,098,832	63,990,417
Securities lending income receivable — unaffiliated issuers	13,229	79,539	24,306
Securities lending income receivable — affiliated issuers	376,401	726,708	358,658
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	241,668	234,395
Other Receivable	—	—	5,711
TOTAL ASSETS	4,471,420,501	10,487,586,044	4,083,355,302
LIABILITIES
Due to custodian	—	11,066,453	458
Payable upon return of securities loaned	299,950,251	732,624,318	322,052,158
Payable for investments purchased	19,792,354	244,604,214	114,690,601
Payable for fund shares repurchased	—	215,258,182	181,299,705
Advisory fee payable	1,451,010	3,279,523	1,228,591
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	321,193,615	1,206,832,690	619,271,513
NET ASSETS	$ 4,150,226,886	$ 9,280,753,354	$ 3,464,083,789
NET ASSETS CONSIST OF:
Paid-in Capital	$ 5,297,746,527	$ 12,029,964,110	$ 4,494,156,294
Total distributable earnings (loss)	(1,147,519,641)	(2,749,210,756)	(1,030,072,505)
NET ASSETS	$ 4,150,226,886	$ 9,280,753,354	$ 3,464,083,789
NET ASSET VALUE PER SHARE
Net asset value per share	$ 64.44	$ 89.69	$ 24.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	64,400,000	103,474,605	143,200,000
Shares Outstanding	28,000,000	(5,500,000)	27,000,000
Net asset value, offering and redemption price per share	$ 148.22	$ (1,687.41)	$ 128.30
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 4,917,568,438	$ 9,970,102,325	$ 3,625,978,041
Investments in affiliated issuers	300,439,581	737,897,757	363,016,045
Total cost of investments	$ 5,218,008,019	$10,708,000,082	$ 3,988,994,086
Foreign currency, at cost	$ —	$ 1,858	$ —
* Includes investments in securities on loan, at value	$ 330,557,383	$ 760,733,549	$ 329,174,179
See accompanying notes to financial statements.
212

SPDR Bloomberg SASB Corporate Bond ESG Select ETF	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$21,953,835	$23,040,122
—	930,893
21,953,835	23,971,015
—	—
—	—
117,327	—
315,877	1,822,697
—	—
—	—
—	1,624
223,183	262,496
—	—
—	—
—	12,402
—	—
—	—
22,610,222	26,070,234

—	—
—	930,692
384,307	1,772,885
—	—
2,312	4,612
—	1,905
386,619	2,710,094
$22,223,603	$23,360,140

$27,521,839	$26,014,556
(5,298,236)	(2,654,416)
$22,223,603	$23,360,140

$ 20.20	$ 93.44
1,100,000	250,000
—	—
$ —	$ —

$26,758,256	$24,289,187
—	930,893
$26,758,256	$25,220,080
$ —	$ —
$ —	$ 909,294
213

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 38,221,036	$319,936,085	$4,908,871
Dividend income — affiliated issuers	32,128	2,442,305	44,973
Unaffiliated securities lending income	967	43,604	—
Affiliated securities lending income	37,839	113,308	—
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	38,291,970	322,535,302	4,953,844
EXPENSES
Advisory fee	1,095,773	15,303,808	171,400
Trustees’ fees and expenses	9,093	119,525	617
Proxy voting expenses	64,118	819,757	3,165
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	1,168,984	16,243,090	175,182
NET INVESTMENT INCOME (LOSS)	$ 37,122,986	$306,292,212	$4,778,662
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,695,136)	(12,399,202)	(517,299)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(29,685,138)	(1,563,584)	9,426
Foreign currency transactions	—	—	—
Net realized gain (loss)	(39,380,274)	(13,962,786)	(507,873)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(38,590,657)	9,318,893	17,892
Investments — affiliated issuers	—	—	—
Net change in unrealized appreciation/depreciation	(38,590,657)	9,318,893	17,892
NET REALIZED AND UNREALIZED GAIN (LOSS)	(77,970,931)	(4,643,893)	(489,981)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(40,847,945)	$301,648,319	$4,288,681
See accompanying notes to financial statements.
214

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$ 2,876,490	$55,813,836	$ 40,034,451	$ 39,305,354	$ 22,276,189
3,028	670,248	386,421	445,673	359,368
—	—	—	—	—
—	38,283	—	—	—
267	(6,094)	—	—	—
2,879,785	56,516,273	40,420,872	39,751,027	22,635,557

126,578	2,381,372	3,452,157	4,100,375	4,754,332
754	19,585	10,863	22,001	28,913
4,722	136,222	79,205	146,950	204,146
1,750	—	—	—	—
133,804	2,537,179	3,542,225	4,269,326	4,987,391
$ 2,745,981	$53,979,094	$ 36,878,647	$ 35,481,701	$ 17,648,166

(3,186,910)	(21,830)	(15,424,164)	(5,621,160)	(1,397,384)
(1,686)	21,937	—	—	—
(8,241,366)	(1,794,916)	(32,453,171)	(31,390,073)	(7,116,558)
(3)	—	—	—	—
(11,429,965)	(1,794,809)	(47,877,335)	(37,011,233)	(8,513,942)

13,249,353	7,347,870	(28,513,345)	31,576,023	(12,685,317)
(3)	315	—	—	—
13,249,350	7,348,185	(28,513,345)	31,576,023	(12,685,317)
1,819,385	5,553,376	(76,390,680)	(5,435,210)	(21,199,259)
$ 4,565,366	$59,532,470	$(39,512,033)	$ 30,046,491	$ (3,551,093)
215

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$(70,650,694)	$ 254,361,778	$ 115,026,024
Dividend income — unaffiliated issuers	21,489,871	—	—
Dividend income — affiliated issuers	127,120	504,682	595,870
Unaffiliated securities lending income	93,424	272,918	110,872
Affiliated securities lending income	1,399,199	2,864,427	1,605,346
Foreign taxes withheld	(111,076)	(33,544)	(19,175)
TOTAL INVESTMENT INCOME (LOSS)	(47,652,156)	257,970,261	117,318,937
EXPENSES
Advisory fee	8,616,032	15,557,686	6,961,190
Trustees’ fees and expenses	25,060	40,902	20,704
Proxy voting expenses	181,703	304,375	145,856
Miscellaneous expenses	—	—	35,010
TOTAL EXPENSES	8,822,795	15,902,963	7,162,760
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	8,822,795	15,902,963	7,162,760
NET INVESTMENT INCOME (LOSS)	$(56,474,951)	$ 242,067,298	$ 110,156,177
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,529,309)	(174,551,855)	(84,160,710)
Investments — affiliated issuers	7,512	7,414	1,774,783
In-kind redemptions — unaffiliated issuers	32,094,872	(14,733,610)	(20,972,284)
In-kind redemptions — affiliated issuers	—	—	(1,762,507)
Foreign currency transactions	—	12	153
Net realized gain (loss)	6,573,075	(189,278,039)	(105,120,565)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	70,063,334	159,315,846	141,653,053
Investments — affiliated issuers	4,342	(188)	(1,718)
Foreign currency translations	—	30	(755)
Net change in unrealized appreciation/depreciation	70,067,676	159,315,688	141,650,580
NET REALIZED AND UNREALIZED GAIN (LOSS)	76,640,751	(29,962,351)	36,530,015
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 20,165,800	$ 212,104,947	$ 146,686,192
See accompanying notes to financial statements.
216

SPDR Bloomberg SASB Corporate Bond ESG Select ETF	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$ 319,578	$ 2,242,411
—	—
—	4,785
—	—
—	—
—	—
319,578	2,247,196

13,724	42,710
143	632
986	4,371
—	1,749
14,853	49,462
—	(9,491)
14,853	39,971
$ 304,725	$ 2,207,225

(212,741)	(1,136,819)
—	56
(183,870)	(1,341,778)
—	—
—	—
(396,611)	(2,478,541)

(415,944)	1,124,775
—	—
—	—
(415,944)	1,124,775
(812,555)	(1,353,766)
$(507,830)	$ 853,459
217

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 37,122,986	$ 73,108,689	$ 306,292,212	$ 13,326,697
Net realized gain (loss)	(39,380,274)	14,476,757	(13,962,786)	(891,904)
Net change in unrealized appreciation/depreciation	(38,590,657)	(132,967,567)	9,318,893	(2,926,902)
Net increase (decrease) in net assets resulting from operations	(40,847,945)	(45,382,121)	301,648,319	9,507,891
Net equalization credits and charges	1,131,187	(4,969,484)	—	—
Distributions to shareholders	(43,476,622)	(70,050,311)	(310,728,160)	(6,491,818)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	264,911,658	1,124,838,486	16,691,189,939	17,004,740,517
Cost of shares redeemed	(271,355,166)	(335,025,563)	(11,047,514,110)	(7,898,952,632)
Net income equalization	(1,131,187)	4,969,484	—	—
Other Capital	(3,052)	5,092	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(7,577,747)	794,787,499	5,643,675,829	9,105,787,885
Net increase (decrease) in net assets during the period	(90,771,127)	674,385,583	5,634,595,988	9,108,803,958
Net assets at beginning of period	1,453,839,184	779,453,601	21,058,865,882	11,950,061,924
NET ASSETS AT END OF PERIOD	$1,363,068,057	$1,453,839,184	$ 26,693,461,870	$21,058,865,882
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,700,000	53,900,000	182,450,000	186,000,000
Shares redeemed	(14,500,000)	(16,100,000)	(120,800,000)	(86,400,000)
Net increase (decrease) from share transactions	(800,000)	37,800,000	61,650,000	99,600,000
See accompanying notes to financial statements.
218

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 4,778,662	$ 134,907	$ 2,745,981	$ 7,242,095	$ 53,979,094	$ 13,576,595
(507,873)	(70,626)	(11,429,965)	(9,713,263)	(1,794,809)	(208,342)
17,892	(145,991)	13,249,350	(37,490,024)	7,348,185	(36,022,106)
4,288,681	(81,710)	4,565,366	(39,961,192)	59,532,470	(22,653,853)
780,527	(21,278)	—	21,662	(322,756)	81,088
(5,310,014)	(52,842)	(3,498,052)	(7,364,788)	(53,768,333)	(12,349,424)

635,843,774	69,907,752	—	31,958,733	209,196,432	1,211,071,145
(44,667,341)	(19,936,491)	(41,909,521)	(15,251,922)	(445,616,408)	(420,719,007)
(780,527)	21,278	—	(21,662)	322,756	(81,088)
—	—	7,692	15,332	6,432	17,317
590,395,906	49,992,539	(41,901,829)	16,700,481	(236,090,788)	790,288,367
590,155,100	49,836,709	(40,834,515)	(30,603,837)	(230,649,407)	755,366,178
59,841,674	10,004,965	150,582,036	181,185,873	3,233,852,679	2,478,486,501
$649,996,774	$ 59,841,674	$109,747,521	$150,582,036	$3,003,203,272	$3,233,852,679

6,400,000	700,000	—	1,100,000	6,900,000	39,700,000
(450,000)	(200,000)	(1,800,000)	(500,000)	(14,700,000)	(13,800,000)
5,950,000	500,000	(1,800,000)	600,000	(7,800,000)	25,900,000
219

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF		SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 36,878,647	$ 57,387,489	$ 35,481,701	$ 68,825,100
Net realized gain (loss)	(47,877,335)	(17,188,704)	(37,011,233)	(115,966,592)
Net change in unrealized appreciation/depreciation	(28,513,345)	(275,502,167)	31,576,023	(451,297,425)
Net increase (decrease) in net assets resulting from operations	(39,512,033)	(235,303,382)	30,046,491	(498,438,917)
Net equalization credits and charges	1,455,292	262,854	620,416	(24,998)
Distributions to shareholders	(43,534,096)	(56,325,424)	(41,224,757)	(68,277,567)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,014,723,781	676,233,073	1,205,584,673	2,911,120,068
Cost of shares redeemed	(355,761,333)	(512,854,500)	(619,189,568)	(2,590,849,917)
Net income equalization	(1,455,292)	(262,854)	(620,416)	24,998
Other Capital	2,434,680	218,116	1,190,232	372,521
Net increase (decrease) in net assets from beneficial interest transactions	659,941,836	163,333,835	586,964,921	320,667,670
Contribution from affiliate (Note 4)	56,091	—	—	—
Net increase (decrease) in net assets during the period	578,407,090	(128,032,117)	576,407,071	(246,073,812)
Net assets at beginning of period	1,668,033,157	1,796,065,274	3,486,008,047	3,732,081,859
NET ASSETS AT END OF PERIOD	$2,246,440,247	$1,668,033,157	$ 4,062,415,118	$ 3,486,008,047
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,500,000	11,900,000	26,700,000	58,600,000
Shares redeemed	(7,200,000)	(9,000,000)	(13,600,000)	(54,300,000)
Net increase (decrease) from share transactions	13,300,000	2,900,000	13,100,000	4,300,000
See accompanying notes to financial statements.
220

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 17,648,166	$ 31,962,793	$ (56,474,951)	$ (142,053,013)	$ 242,067,298	$ 326,965,220
(8,513,942)	(2,176,340)	6,573,075	569,902,040	(189,278,039)	(404,303,845)
(12,685,317)	(232,214,352)	70,067,676	(1,891,933,646)	159,315,688	(1,003,008,512)
(3,551,093)	(202,427,899)	20,165,800	(1,464,084,619)	212,104,947	(1,080,347,137)
(85,877)	117,071	156,527	(366,573)	7,291,197	1,675,244
(20,361,104)	(37,360,220)	(61,919,912)	(122,836,060)	(291,627,042)	(374,184,627)

265,699,333	901,417,227	1,154,283,637	2,589,175,301	19,486,048,316	34,723,182,505
(539,378,225)	(624,684,398)	(701,424,922)	(3,891,555,446)	(16,269,158,535)	(36,865,766,751)
85,877	(117,071)	(156,527)	366,573	(7,291,197)	(1,675,244)
96,861	255,350	8,670	28,731	302,961	1,161,115
(273,496,154)	276,871,108	452,710,858	(1,301,984,841)	3,209,901,545	(2,143,098,375)
—	—	—	—	81,846	222,935
(297,494,228)	37,200,060	411,113,273	(2,889,272,093)	3,137,752,493	(3,595,731,960)
4,852,722,382	4,815,522,322	3,739,113,613	6,628,385,706	6,143,000,861	9,738,732,821
$4,555,228,154	$4,852,722,382	$4,150,226,886	$ 3,739,113,613	$ 9,280,753,354	$ 6,143,000,861

5,700,000	18,600,000	17,100,000	31,400,000	213,000,000	331,600,000
(11,500,000)	(13,100,000)	(10,600,000)	(49,800,000)	(177,400,000)	(352,400,000)
(5,800,000)	5,500,000	6,500,000	(18,400,000)	35,600,000	(20,800,000)
221

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR Bloomberg SASB Corporate Bond ESG Select ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 110,156,177	$ 160,166,939	$ 304,725	$ 569,419
Net realized gain (loss)	(105,120,565)	(102,347,462)	(396,611)	(295,382)
Net change in unrealized appreciation/depreciation	141,650,580	(385,816,260)	(415,944)	(4,257,786)
Net increase (decrease) in net assets resulting from operations	146,686,192	(327,996,783)	(507,830)	(3,983,749)
Net equalization credits and charges	85,878	(515,776)	(865)	140
Distributions to shareholders	(129,273,630)	(188,395,246)	(363,910)	(598,516)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,156,350,734	6,684,348,978	—	—
Cost of shares redeemed	(4,116,839,896)	(7,818,632,155)	(1,055,923)	(1,176,442)
Net income equalization	(85,878)	515,776	865	(140)
Other Capital	96,695	199,366	18	—
Net increase (decrease) in net assets from beneficial interest transactions	39,521,655	(1,133,568,035)	(1,055,040)	(1,176,582)
Net increase (decrease) in net assets during the period	57,020,095	(1,650,475,840)	(1,927,645)	(5,758,707)
Net assets at beginning of period	3,407,063,694	5,057,539,534	24,151,248	29,909,955
NET ASSETS AT END OF PERIOD	$ 3,464,083,789	$ 3,407,063,694	$22,223,603	$24,151,248
SHARES OF BENEFICIAL INTEREST:
Shares sold	170,400,000	251,700,000	—	—
Shares redeemed	(168,600,000)	(294,000,000)	(50,000)	(50,000)
Net increase (decrease) from share transactions	1,800,000	(42,300,000)	(50,000)	(50,000)
See accompanying notes to financial statements.
222

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Six Months Ended 12/31/22 (Unaudited)	For the Period 5/12/22*- 6/30/22

$ 2,207,225	$ 607,833
(2,478,541)	(115,922)
1,124,775	(2,373,840)
853,459	(1,881,929)
(77,478)	2,614
(2,743,430)	(224,294)

—	105,570,481
(78,214,147)	—
77,478	(2,614)
—	—
(78,136,669)	105,567,867
(80,104,118)	103,464,258
103,464,258	—
$ 23,360,140	$103,464,258

—	1,050,000
(800,000)	—
(800,000)	1,050,000

*	Commencement of operations.
223

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 19.46	$ 21.12	$ 20.30	$ 19.59	$ 19.27	$ 19.46
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	1.28	0.72	0.12	0.44	0.53
Net realized and unrealized gain (loss) (b)	(0.96)	(1.62)	0.70	0.99	0.43	(0.21)
Total from investment operations	(0.48)	(0.34)	1.42	1.11	0.87	0.32
Net equalization credits and charges (a)	0.01	(0.09)	(0.13)	(0.01)	(0.01)	(0.07)
Other capital (a)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.55)	(1.23)	(0.47)	(0.27)	(0.54)	(0.44)
Return of Capital	—	—	—	(0.12)	—	—
Total distributions	(0.55)	(1.23)	(0.47)	(0.39)	(0.54)	(0.44)
Net asset value, end of period	$ 18.44	$ 19.46	$ 21.12	$ 20.30	$ 19.59	$ 19.27
Total return (d)	(2.48)%	(2.21)%	6.42%	5.74%	4.57%	1.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,363,068	$1,453,839	$779,454	$389,784	$340,829	$258,195
Ratios to average net assets:
Total expenses	0.16%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.08%(e)	6.17%	3.45%	0.61%	2.32%	2.73%
Portfolio turnover rate (f)	7%(g)	15%	15%	17%	20%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
224

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 91.46	$ 91.47	$ 91.53	$ 91.60	$ 91.57	$ 91.48
Income (loss) from investment operations:
Net investment income (loss) (b)	1.24	0.09	(0.06)	0.88	1.97	1.15
Net realized and unrealized gain (loss) (c)	(0.07)	(0.07)	0.00(d)	0.32	(0.05)	(0.10)
Total from investment operations	1.17	0.02	(0.06)	1.20	1.92	1.05
Contribution from affiliate	—	—	—	—	—	0.00(d)
Other capital (b)	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.18)	(0.03)	(0.00)(d)	(1.27)	(1.89)	(0.96)
Net asset value, end of period	$ 91.45	$ 91.46	$ 91.47	$ 91.53	$ 91.60	$ 91.57
Total return (e)	1.28%	0.03%	(0.06)%	1.32%	2.13%	1.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,693,462	$21,058,866	$11,950,062	$16,109,124	$9,306,387	$3,364,553
Ratios to average net assets:
Total expenses	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.69%(f)	0.09%	(0.07)%	0.96%	2.15%	1.26%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
See accompanying notes to financial statements.
225

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$ 99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	1.88	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	(1.16)	(0.71)	0.02
Total from investment operations	0.72	(0.15)	(0.02)
Net equalization credits and charges (a)	0.31	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.53)	(0.07)	—
Net asset value, end of period	$ 99.24	$ 99.74	$100.05
Total return (d)	1.04%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$649,997	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%(e)
Net investment income (loss)	3.75%(e)	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
226

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$ 23.17	$ 30.71	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	1.18	0.27
Net realized and unrealized gain (loss) (b)	0.31	(7.52)	0.60
Total from investment operations	0.89	(6.34)	0.87
Net equalization credits and charges (a)	—	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.71)	(1.20)	(0.17)
Net asset value, end of period	$ 23.35	$ 23.17	$ 30.71
Total return (d)	3.97%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$109,748	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.24%(e)	0.23%	0.23%
Net investment income (loss)	4.99%(e)	4.18%	3.81%
Portfolio turnover rate (f)	24%(g)	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
227

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 30.28	$ 30.64	$ 30.47	$ 30.72	$ 30.74	$ 30.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	0.15	0.16	0.68	0.87	0.63
Net realized and unrealized gain (loss) (b)	0.06	(0.37)	0.19	(0.21)	(0.03)	(0.04)
Total from investment operations	0.58	(0.22)	0.35	0.47	0.84	0.59
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	(0.01)	0.00(c)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.52)	(0.14)	(0.18)	(0.71)	(0.86)	(0.57)
Net asset value, end of period	$ 30.34	$ 30.28	$ 30.64	$ 30.47	$ 30.72	$ 30.74
Total return (d)	1.92%	(0.73)%	1.14%	1.52%	2.83%	2.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,003,203	$3,233,853	$2,478,487	$2,657,416	$4,061,612	$3,430,056
Ratios to average net assets:
Total expenses	0.16%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	3.40%(e)	0.50%	0.52%	2.23%	2.85%	2.06%
Portfolio turnover rate (f)	10%(g)	41%	41%	27%	19%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
228

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 51.32	$ 60.68	$ 56.29	$ 58.44	$ 56.55	$ 57.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	1.85	2.04	2.23	2.45	2.29
Net realized and unrealized gain (loss) (b)	(2.21)	(9.41)	4.36	(2.18)	1.71	(0.87)
Total from investment operations	(1.27)	(7.56)	6.40	0.05	4.16	1.42
Net equalization credits and charges (a)	0.04	0.01	0.03	0.03	0.05	(0.01)
Contribution from affiliate (Note 4)	0.00(c)	—	—	—	—	—
Other capital (a)	0.06	0.01	0.01	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.10)	(1.82)	(2.05)	(2.23)	(2.33)	(2.11)
Net asset value, end of period	$ 49.05	$ 51.32	$ 60.68	$ 56.29	$ 58.44	$ 56.55
Total return (d)	(2.31)%	(12.76)%	11.70%	0.08%	7.70%	2.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,246,440	$1,668,033	$1,796,065	$1,198,908	$824,048	$531,542
Ratios to average net assets:
Total expenses	0.36%(e)	0.35%	0.35%	0.35%	0.37%	0.50%
Net expenses	0.36%(e)	0.35%	0.35%	0.35%	0.37%	0.45%
Net investment income (loss)	3.74%(e)	3.20%	3.49%	3.87%	4.33%	4.06%
Portfolio turnover rate	6%(f)	12%	14%	19%	18%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
229

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 45.90	$ 52.09	$ 51.76	$ 50.24	$ 48.11	$ 48.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.83	0.96	1.06	1.10	1.06
Net realized and unrealized gain (loss) (b)	(0.25)	(6.19)	0.33	1.51	2.13	(0.67)
Total from investment operations	0.21	(5.36)	1.29	2.57	3.23	0.39
Net equalization credits and charges (a)	0.01	(0.00)(c)	0.00(c)	0.01	0.00(c)	0.01
Other capital (a)	0.02	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.52)	(0.83)	(0.96)	(1.06)	(1.10)	(1.06)
Net asset value, end of period	$ 45.62	$ 45.90	$ 52.09	$ 51.76	$ 50.24	$ 48.11
Total return (d)	0.54%	(10.42)%	2.64%	5.20%	6.82%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,062,415	$3,486,008	$3,732,082	$3,361,883	$2,926,367	$2,696,593
Ratios to average net assets:
Total expenses	0.24%(e)	0.23%	0.28%	0.30%	0.30%	0.30%
Net expenses	0.24%(e)	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	1.99%(e)	1.66%	1.84%	2.08%	2.27%	2.19%
Portfolio turnover rate (f)	8%(g)	3%	9%	15%	22%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
230

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 47.23	$ 49.52	$ 49.82	$ 48.93	$ 47.98	$ 48.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.31	0.48	0.66	0.65	0.54
Net realized and unrealized gain (loss) (b)	(0.23)	(2.23)	(0.25)	0.90	0.94	(0.57)
Total from investment operations	(0.05)	(1.92)	0.23	1.56	1.59	(0.03)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.20)	(0.32)	(0.49)	(0.67)	(0.64)	(0.53)
Net realized gains	—	(0.05)	(0.04)	—	—	—
Total distributions	(0.20)	(0.37)	(0.53)	(0.67)	(0.64)	(0.53)
Net asset value, end of period	$ 46.98	$ 47.23	$ 49.52	$ 49.82	$ 48.93	$ 47.98
Total return (d)	(0.08)%	(3.91)%	0.47%	3.21%	3.34%	(0.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,555,228	$4,852,722	$4,815,522	$4,012,868	$3,613,514	$3,654,095
Ratios to average net assets:
Total expenses	0.21%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.74%(e)	0.64%	0.96%	1.34%	1.36%	1.11%
Portfolio turnover rate (f)	7%(g)	19%	20%	23%	35%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
231

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 64.58	$ 86.87	$ 60.23	$ 52.93	$ 53.09	$ 49.53
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.88)	(1.97)	(0.73)	0.34	(0.30)	0.23
Net realized and unrealized gain (loss) (b)	1.70	(18.65)	29.30	8.56	2.88	5.40
Total from investment operations	0.82	(20.62)	28.57	8.90	2.58	5.63
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.03)	0.12	0.04	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.96)	(1.66)	(1.90)	(1.72)	(2.78)	(2.08)
Net asset value, end of period	$ 64.44	$ 64.58	$ 86.87	$ 60.23	$ 52.93	$ 53.09
Total return (d)	1.26%	(24.12)%	47.75%	17.45%	5.51%	11.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,150,227	$3,739,114	$6,628,386	$4,644,076	$3,858,397	$4,475,889
Ratios to average net assets:
Total expenses	0.41%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(2.62)%(e)	(2.44)%	(0.93)%	0.62%	(0.58)%	0.44%
Portfolio turnover rate (f)	13%(g)	13%	30%	41%	36%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
232

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 90.51	$ 109.83	$ 101.03	$ 108.73	$ 106.80	$ 111.30
Income (loss) from investment operations:
Net investment income (loss) (b)	2.88	4.20	4.56	5.40	6.08	5.85
Net realized and unrealized gain (loss) (c)	(0.36)	(18.85)	9.36	(7.31)	1.84	(4.53)
Total from investment operations	2.52	(14.65)	13.92	(1.91)	7.92	1.32
Net equalization credits and charges (b)	0.09	0.02	(0.04)	0.00(d)	0.06	0.00(d)
Contribution from affiliate (Note 4)	0.00(d)	0.00(d)	—	—	—	—
Other capital (b)	0.00(d)	0.01	0.04	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(3.43)	(4.70)	(5.12)	(5.83)	(6.08)	(5.85)
Net asset value, end of period	$ 89.69	$ 90.51	$ 109.83	$ 101.03	$ 108.73	$ 106.80
Total return (e)	2.88%	(13.82)%(f)	13.99%	(1.81)%	7.81%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,280,753	$6,143,001	$9,738,733	$10,555,187	$9,402,239	$9,506,526
Ratios to average net assets:
Total expenses	0.41%(g)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.22%(g)	3.99%	4.26%	5.13%	5.72%	5.34%
Portfolio turnover rate (h)	16%(i)	35%	48%	50%	44%	38%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
233

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 24.10	$ 27.53	$ 25.16	$ 27.21	$ 27.33	$ 27.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	1.01	1.14	1.37	1.54	1.48
Net realized and unrealized gain (loss) (b)	0.22	(3.26)	2.53	(1.93)	(0.11)	(0.58)
Total from investment operations	1.00	(2.25)	3.67	(0.56)	1.43	0.90
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.01)	(0.01)	(0.01)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.91)	(1.18)	(1.30)	(1.48)	(1.54)	(1.48)
Net asset value, end of period	$ 24.19	$ 24.10	$ 27.53	$ 25.16	$ 27.21	$ 27.33
Total return (d)	4.22%	(8.54)%	14.79%	(2.10)%	5.37%	3.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,464,084	$3,407,064	$5,057,540	$3,037,341	$3,038,813	$3,544,787
Ratios to average net assets:
Total expenses	0.41%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.33%(e)	3.79%	4.26%	5.27%	5.67%	5.37%
Portfolio turnover rate (f)	27%(g)	59%	74%	90%	65%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
234

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg SASB Corporate Bond ESG Select ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	For the Period 11/09/20*- 6/30/21
Net asset value, beginning of period	$ 21.00	$ 24.92	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.48	0.30
Net realized and unrealized gain (loss) (b)	(0.75)	(3.89)	(0.11)
Total from investment operations	(0.47)	(3.41)	0.19
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.33)	(0.51)	(0.27)
Net asset value, end of period	$ 20.20	$ 21.00	$ 24.92
Total return (d)	(2.20)%	(13.93)%	0.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,224	$24,151	$29,910
Ratios to average net assets:
Total expenses	0.13%(e)	0.12%(e)	0.12%(e)
Net investment income (loss)	2.66%(e)	2.03%(e)	1.85%(e)
Portfolio turnover rate (f)	8%(g)	25%(g)	16%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
235

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$ 98.54	$ 100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	2.26	0.93
Net realized and unrealized gain (loss) (b)	(3.72)	(2.78)
Total from investment operations	(1.46)	(1.85)
Net equalization credits and charges (a)	(0.08)	0.00(c)
Distributions to shareholders from:
Net investment income	(3.56)	(0.21)
Net asset value, end of period	$ 93.44	$ 98.54
Total return (d)	(1.57)%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,360	$103,464
Ratios to average net assets:
Total expenses	0.10%(e)	0.09%(e)
Net expenses	0.08%(e)	0.07%(e)
Net investment income (loss)	4.65%(e)	4.18%(e)
Portfolio turnover rate (f)	47%(g)	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
236

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except for the SPDR Bloomberg SASB Corporate Bond ESG Select ETF, which is classified as a non-diversified investment company.
The SPDR MarketAxess Investment Grade 400 Corporate Bond ETF was formed on May 11, 2022 and commenced on operations on May 12, 2022.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
237

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received
238

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify
239

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.12
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until May 11, 2023, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after May 11, 2023. This waiver and/or reimbursement may not be terminated prior to May 11, 2023 except with the approval of the Fund’s Board of Trustees.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund's investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
240

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2022, State Street agreed to make a contribution of $222,935 to the SPDR Bloomberg HIgh Yield Bond ETF related to an accounting matter. During the period ended December 31, 2022 State Street made a contribution $239,052 to the SPDR Bloomberg High Yield Bond ETF related to this accounting matter. The incremental amount is included as a contribution in the current period.
During the period ended December 31, 2022 State Street made contributions of $56,947 and $8,782 to the SPDR Bloomberg High Yield Bond ETF related to separate accounting matters.
During the period ended December 31, 2022 State Street made a contribution of $56,091 to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
241

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$95,620,961	$125,857,537	$ —	$ —
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	27,513,150	28,806,537
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	387,563,208	310,833,921
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	—	1,053,831,934	118,086,988
SPDR Nuveen Bloomberg Municipal Bond ETF	—	—	1,495,009,271	278,119,959
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	—	697,921,722	325,965,157
SPDR Bloomberg Convertible Securities ETF	—	—	537,592,230	526,592,942
SPDR Bloomberg High Yield Bond ETF	30,214,063	27,455,924	1,638,905,897	1,201,357,640
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	880,213,611	920,587,874
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	—	—	1,999,942	1,722,517
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	41,652,884	43,047,423
For the period ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 264,739,031	$ 273,600,826	$(29,685,138)
SPDR Bloomberg 1-3 Month T-Bill ETF	16,374,288,018	10,975,673,616	(1,563,584)
SPDR Bloomberg 3-12 Month T-Bill ETF	625,709,386	44,452,641	9,426
SPDR Bloomberg Emerging Markets USD Bond ETF	—	40,710,185	(8,241,366)
SPDR Bloomberg Investment Grade Floating Rate ETF	208,381,757	442,180,501	(1,794,916)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	93,452,459	334,592,105	(32,453,171)
SPDR Nuveen Bloomberg Municipal Bond ETF	19,171,682	617,130,076	(31,390,073)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	542,915,703	(7,116,558)
SPDR Bloomberg Convertible Securities ETF	1,155,218,369	701,237,869	32,094,872
SPDR Bloomberg High Yield Bond ETF	18,445,916,642	15,810,236,518	(14,733,610)
SPDR Bloomberg Short Term High Yield Bond ETF	3,992,063,781	3,945,607,754	(22,734,791)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	—	1,047,053	(183,870)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	76,452,916	(1,341,778)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
242

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of  December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 1,531,825,933	$ —	$ 142,318,853	$ (142,318,853)
SPDR Bloomberg 1-3 Month T-Bill ETF	26,709,123,470	6,197,663	135,072	6,062,591
SPDR Bloomberg 3-12 Month T-Bill ETF	650,174,047	76,788	209,150	(132,362)
SPDR Bloomberg Emerging Markets USD Bond ETF	132,483,150	73,015	21,727,987	(21,654,972)
SPDR Bloomberg Investment Grade Floating Rate ETF	3,068,426,497	—	23,952,679	(23,952,679)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,434,674,265	13,031,884	223,281,568	(210,249,684)
SPDR Nuveen Bloomberg Municipal Bond ETF	4,246,500,108	20,597,655	247,956,132	(227,358,477)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	4,687,125,438	3,320,594	188,318,354	(184,997,760)
SPDR Bloomberg Convertible Securities ETF	5,460,464,278	27,335,604	1,046,106,282	(1,018,770,678)
SPDR Bloomberg High Yield Bond ETF	10,738,122,364	1,657,725	905,696,532	(904,038,807)
SPDR Bloomberg Short Term High Yield Bond ETF	4,002,313,093	1,594,673	260,146,415	(258,551,742)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	26,758,256	2,150	4,806,571	(4,804,421)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	25,249,024	21,007	1,299,016	(1,278,009)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
243

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg 1-10 Year TIPS ETF	$ 29,612,365	$ 30,190,296	$ —	$ 30,190,296
SPDR Bloomberg 1-3 Month T-Bill ETF	229,777,961	234,496,662	—	234,496,662
SPDR Bloomberg Emerging Markets USD Bond ETF	2,810,997	2,867,570	—	2,867,570
SPDR Bloomberg Investment Grade Floating Rate ETF	20,633,568	19,549,260	1,525,233	21,074,493
SPDR Bloomberg Convertible Securities ETF	330,557,383	299,950,251	37,957,148	337,907,399
SPDR Bloomberg High Yield Bond ETF	760,733,549	732,624,318	43,813,510	776,437,828
SPDR Bloomberg Short Term High Yield Bond ETF	329,174,179	322,052,158	14,294,538	336,346,696
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	909,294	930,692	—	930,692
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The Following Table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-10 Year TIPS ETF	U.S. Treasury Obligations	$ 30,190,296	$—	$—	$—	$ 30,190,296	$ 30,190,296
SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	234,496,662	—	—	—	234,496,662	234,496,662
SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	2,867,570	—	—	—	2,867,570	2,867,570
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	19,549,260	—	—	—	19,549,260	19,549,260
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	35,559,494	—	—	—	35,559,494	35,559,494
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	197,774,900	—	—	—	197,774,900	197,774,900
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	66,615,857	—	—	—	66,615,857	66,615,857
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	724,003,168	—	—	—	724,003,168	724,003,168
SPDR Bloomberg High Yield Bond ETF	Foreign Government Obligations	8,621,150	—	—	—	8,621,150	8,621,150
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	319,350,994	—	—	—	319,350,994	319,350,994
SPDR Bloomberg Short Term High Yield Bond ETF	Foreign Government Obligations	2,695,313	—	—	—	2,695,313	2,695,313
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
SPDR Marketaxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	930,692	—	—	—	930,692	930,692
244

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2022:
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2022.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate
245

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
On February 23, 2023, at the recommendation of SSGA FM, the Board voted to close and liquidate the SPDR Bloomberg SASB Corporate Bond ESG Select ETF. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about April 17, 2023.
246

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg 1-10 Year TIPS ETF	0.16%	$ 975.20	$0.80	$1,024.40	$0.82
SPDR Bloomberg 1-3 Month T-Bill ETF	0.14	1,012.80	0.71	1,024.50	0.71
SPDR Bloomberg 3-12 Month T-Bill ETF	0.14	1,010.40	0.71	1,024.50	0.71
SPDR Bloomberg Emerging Markets USD Bond ETF	0.24	1,039.70	1.23	1,024.00	1.22
SPDR Bloomberg Investment Grade Floating Rate ETF	0.16	1,019.20	0.81	1,024.40	0.82
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.36	976.90	1.79	1,023.40	1.84
SPDR Nuveen Bloomberg Municipal Bond ETF	0.24	1,005.40	1.21	1,024.00	1.22
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.21	999.20	1.06	1,024.10	1.07
SPDR Bloomberg Convertible Securities ETF	0.41	1,012.60	2.08	1,023.10	2.09
SPDR Bloomberg High Yield Bond ETF	0.41	1,028.80	2.10	1,023.10	2.09
SPDR Bloomberg Short Term High Yield Bond ETF	0.41	1,042.20	2.11	1,023.10	2.09
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.13	978.00	0.65	1,024.60	0.66
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.08	984.30	0.40	1,024.80	0.41

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
248

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Series Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
249

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SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has each been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow
Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTFISAR

Semi-Annual Report
December 31, 2022
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Treasury Notes 1.13% 8/31/2028	1.1%
Treasury Notes 1.88% 2/28/2029	0.7
Treasury Bonds 4.63% 2/15/2040	0.7
Treasury Notes 4.38% 10/31/2024	0.7
Treasury Notes 0.75% 4/30/2026	0.5
TOTAL	3.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	40.4%
U.S. Government Agency Obligations	29.4
Corporate Bonds & Notes	24.6
Foreign Government Obligations	2.9
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.4
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/2026	0.3%
Morgan Stanley 6.14% 10/16/2026	0.2
Citigroup, Inc. 5.61% 9/29/2026	0.2
CVS Health Corp. 3.75% 4/1/2030	0.2
Boeing Co. 2.20% 2/4/2026	0.2
TOTAL	1.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.5%
Foreign Government Obligations	0.1
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Total Investments
Financial	40.9%
Consumer, Non-cyclical	14.0
Technology	7.0
Communications	6.8
Industrial	6.7
Consumer, Cyclical	6.5
Utilities	6.2
Energy	5.7
Basic Materials	2.2
Short-Term Investments	4.0
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/2036	0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.4
CVS Health Corp. 5.05% 3/25/2048	0.4
WarnerMedia Holdings, Inc. 5.39% 3/15/2062	0.3
AT&T, Inc. 3.80% 12/1/2057	0.3
TOTAL	1.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.2%
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Total Investments
Consumer, Non-cyclical	22.8%
Financial	14.7
Communications	13.6
Utilities	12.2
Industrial	8.9
Energy	8.6
Technology	8.2
Consumer, Cyclical	5.1
Basic Materials	3.4
Short-Term Investments	2.5
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Treasury Bonds 3.38% 8/15/2042	3.4%
Treasury Bonds 3.00% 8/15/2052	3.3
Treasury Bonds 4.00% 11/15/2052	3.3
Treasury Bonds 2.88% 5/15/2052	2.7
Treasury Bonds 1.75% 8/15/2041	2.7
TOTAL	15.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/2025	0.5%
AbbVie, Inc. 3.80% 3/15/2025	0.5
Credit Suisse AG 3.63% 9/9/2024	0.5
Natwest Group PLC 4.27% 3/22/2025	0.4
Celanese US Holdings LLC 6.05% 3/15/2025	0.4
TOTAL	2.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.9%
Foreign Government Obligations	0.2
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financial	48.4%
Consumer, Non-cyclical	12.4
Consumer, Cyclical	7.3
Technology	7.0
Industrial	6.9
Energy	5.8
Communications	4.9
Utilities	4.8
Basic Materials	1.6
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Treasury Notes 4.50% 11/30/2024	3.9%
Treasury Notes 4.50% 11/15/2025	3.8
Treasury Notes 4.38% 10/31/2024	2.5
Treasury Notes 2.50% 4/30/2024	2.4
Treasury Notes 2.25% 3/31/2024	2.3
TOTAL	14.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.4%
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	3.3
Treasury Inflation Protected Indexed Bonds 2.38% 1/15/2025	3.0
Treasury Inflation Protected Indexed Notes 0.25% 1/15/2025	3.0
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2024	2.9
TOTAL	15.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Treasury Notes 3.88% 11/30/2027	2.8%
Treasury Notes 2.88% 5/15/2032	2.5
Treasury Notes 0.63% 8/15/2030	2.4
Treasury Notes 4.13% 10/31/2027	2.3
Treasury Notes 3.13% 8/31/2027	2.0
TOTAL	12.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.3%
Medline Borrower L.P. 3.88% 4/1/2029	0.3
Picard Midco, Inc. 6.50% 3/31/2029	0.3
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/2027	0.3
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.3
TOTAL	1.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	97.7%
Foreign Government Obligations	0.1
Common Stocks	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(6.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Total Investments
Consumer, Cyclical	21.0%
Communications	15.5
Consumer, Non-cyclical	13.3
Energy	11.5
Financial	9.8
Industrial	9.7
Basic Materials	4.6
Technology	3.8
Utilities	2.5
Diversified	0.1
Short-Term Investments	8.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
9

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Goldman Sachs Group, Inc. 3.75% 5/22/2025	0.2%
AT&T, Inc. 4.35% 3/1/2029	0.2
Microsoft Corp. 2.40% 8/8/2026	0.2
T-Mobile USA, Inc. 5.20% 1/15/2033	0.2
JPMorgan Chase & Co. 2.08% 4/22/2026	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2022

% of Total Investments
Financial	31.9%
Consumer, Non-cyclical	16.0
Communications	9.4
Utilities	7.8
Technology	7.8
Industrial	7.2
Energy	6.7
Consumer, Cyclical	5.9
Basic Materials	2.5
Short-Term Investments	4.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Federal National Mortgage Association TBA 4.50% 1/15/2053	1.7%
Federal Home Loan Mortgage Corp. 2.00% 11/1/2051	1.0
Federal Home Loan Mortgage Corp. 2.50% 9/1/2051	1.0
Federal National Mortgage Association TBA 5.00% 1/15/2053	0.9
Federal National Mortgage Association 1.50% 1/1/2037	0.9
TOTAL	5.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of December 31, 2022

Description	% of Total Investments
Federal National Mortgage Association	48.9%
Federal Home Loan Mortgage Corp.	23.6
Government National Mortgage Association	21.4
TOTAL	93.9%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 200,000	$ 158,098
3.38%, 3/1/2041	292,000	205,816
4.65%, 10/1/2028	250,000	239,308
4.75%, 3/30/2030	100,000	94,307
Omnicom Group, Inc. 2.45%, 4/30/2030	286,000	236,127
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	464,000	445,533
3.65%, 11/1/2024	596,000	583,603
WPP Finance 2010 3.75%, 9/19/2024	211,000	204,366
		2,167,158
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	335,000	320,458
1.95%, 2/1/2024	166,000	159,797
2.20%, 2/4/2026	1,591,000	1,446,092
2.25%, 6/15/2026	310,000	279,713
2.70%, 2/1/2027	878,000	792,825
2.75%, 2/1/2026	307,000	285,086
2.80%, 3/1/2024	137,000	132,597
2.85%, 10/30/2024	135,000	129,207
2.95%, 2/1/2030	690,000	584,064
3.10%, 5/1/2026	185,000	173,930
3.20%, 3/1/2029	134,000	117,894
3.25%, 2/1/2028	344,000	314,113
3.25%, 3/1/2028	275,000	246,152
3.25%, 2/1/2035	187,000	142,021
3.45%, 11/1/2028	265,000	237,594
3.55%, 3/1/2038	300,000	220,977
3.60%, 5/1/2034	171,000	136,456
3.63%, 2/1/2031	221,000	193,428
3.63%, 3/1/2048	550,000	365,552
3.83%, 3/1/2059	650,000	418,431
3.85%, 11/1/2048	232,000	160,361
3.90%, 5/1/2049	700,000	493,416
4.88%, 5/1/2025	1,077,000	1,068,309
5.04%, 5/1/2027	455,000	450,245
5.15%, 5/1/2030	830,000	809,474
5.71%, 5/1/2040	827,000	787,312
5.81%, 5/1/2050	627,000	583,361
5.93%, 5/1/2060	590,000	541,779
6.13%, 2/15/2033	315,000	320,040
General Dynamics Corp.:
2.13%, 8/15/2026	171,000	156,692
2.38%, 11/15/2024	95,000	90,695
3.25%, 4/1/2025	300,000	290,871
3.50%, 5/15/2025	584,000	568,904
3.63%, 4/1/2030	285,000	265,495
Security Description	Principal Amount	Value
3.75%, 5/15/2028	$ 330,000	$ 314,559
4.25%, 4/1/2040	676,000	617,141
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	560,500	430,352
2.90%, 12/15/2029	15,000	12,826
3.85%, 12/15/2026	85,000	81,215
3.95%, 5/28/2024	124,000	121,818
4.40%, 6/15/2028	192,000	185,435
5.05%, 4/27/2045	120,000	107,527
6.15%, 12/15/2040	168,000	172,217
Lockheed Martin Corp.:
1.85%, 6/15/2030	691,000	566,337
2.80%, 6/15/2050	145,000	98,285
3.55%, 1/15/2026	147,000	142,787
3.80%, 3/1/2045	655,000	536,766
4.07%, 12/15/2042	335,000	289,380
4.15%, 6/15/2053	450,000	382,540
4.70%, 5/15/2046	312,000	290,628
4.95%, 10/15/2025	200,000	201,476
5.10%, 11/15/2027	100,000	102,419
5.25%, 1/15/2033	250,000	258,462
5.70%, 11/15/2054	220,000	233,308
5.90%, 11/15/2063	1,040,000	1,123,325
Northrop Grumman Corp.:
2.93%, 1/15/2025	655,000	628,610
3.20%, 2/1/2027	257,000	241,331
3.25%, 1/15/2028	409,000	378,260
3.85%, 4/15/2045	150,000	119,788
4.40%, 5/1/2030	409,000	393,491
4.75%, 6/1/2043	299,000	276,393
5.05%, 11/15/2040	192,000	183,644
5.25%, 5/1/2050	802,000	793,234
Raytheon Technologies Corp.:
1.90%, 9/1/2031	511,000	400,706
2.25%, 7/1/2030	879,000	731,258
2.38%, 3/15/2032	1,248,000	1,011,741
2.82%, 9/1/2051	281,000	183,271
3.13%, 5/4/2027	25,000	23,298
3.13%, 7/1/2050	211,000	148,637
3.20%, 3/15/2024	520,000	508,602
3.50%, 3/15/2027	325,000	309,647
3.75%, 11/1/2046	346,000	269,423
3.95%, 8/16/2025	642,000	627,529
4.13%, 11/16/2028	262,000	251,082
4.15%, 5/15/2045	190,000	158,428
4.45%, 11/16/2038	246,000	223,616
4.50%, 6/1/2042	1,059,000	953,036
4.63%, 11/16/2048	403,000	364,731
4.80%, 12/15/2043	105,000	95,632
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	250,000	236,770
1.60%, 4/1/2026	250,000	223,475
2.25%, 4/1/2028	150,000	129,507
2.75%, 4/1/2031	340,000	278,525
		29,695,809

See accompanying notes to financial statements.
12

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	$ 960,000	$ 903,034
2.45%, 2/4/2032	424,000	319,764
3.40%, 5/6/2030	193,000	164,753
3.40%, 2/4/2041	465,000	308,560
3.88%, 9/16/2046	66,000	44,052
4.00%, 2/4/2061	242,000	157,721
4.25%, 8/9/2042	217,000	160,749
4.40%, 2/14/2026	312,000	305,835
4.45%, 5/6/2050	210,000	148,758
4.50%, 5/2/2043	298,000	224,242
4.80%, 2/14/2029 (b)	781,000	748,823
5.38%, 1/31/2044 (b)	484,000	428,243
5.80%, 2/14/2039	154,000	141,236
5.95%, 2/14/2049	761,000	678,165
6.20%, 2/14/2059	1,000	934
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	651,000	604,102
2.70%, 9/15/2051	617,000	410,829
2.90%, 3/1/2032	183,000	157,298
5.38%, 9/15/2035	150,000	153,677
BAT Capital Corp.:
2.26%, 3/25/2028	329,000	273,823
2.73%, 3/25/2031	270,000	210,570
2.79%, 9/6/2024	434,000	415,594
3.22%, 8/15/2024	330,000	318,173
3.22%, 9/6/2026	207,000	191,208
3.46%, 9/6/2029	117,000	100,074
3.56%, 8/15/2027	750,000	682,942
3.73%, 9/25/2040	175,000	118,925
3.98%, 9/25/2050 (b)	241,000	158,477
4.39%, 8/15/2037	807,000	627,572
4.54%, 8/15/2047	705,000	501,121
4.70%, 4/2/2027	820,000	787,602
4.76%, 9/6/2049	372,000	270,143
5.28%, 4/2/2050	140,000	110,321
7.75%, 10/19/2032	535,000	575,676
BAT International Finance PLC 1.67%, 3/25/2026	667,000	590,555
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	293,000	267,075
3.25%, 8/15/2026	217,000	202,385
3.75%, 9/25/2027	238,000	222,570
Philip Morris International, Inc.:
0.88%, 5/1/2026	483,000	424,470
1.50%, 5/1/2025	207,000	191,483
1.75%, 11/1/2030	100,000	78,258
2.10%, 5/1/2030	370,000	299,578
2.75%, 2/25/2026	340,000	319,117
2.88%, 5/1/2024	106,000	102,897
3.13%, 3/2/2028	249,000	226,498
3.38%, 8/11/2025	696,000	668,341
Security Description	Principal Amount	Value
3.38%, 8/15/2029	$ 495,000	$ 446,144
4.13%, 3/4/2043	199,000	157,345
4.38%, 11/15/2041	250,000	205,945
4.88%, 11/15/2043	340,000	299,088
5.00%, 11/17/2025	120,000	120,613
5.13%, 11/15/2024	125,000	125,106
5.13%, 11/17/2027	250,000	252,368
5.63%, 11/17/2029	150,000	152,768
5.75%, 11/17/2032	726,000	742,575
Reynolds American, Inc.:
4.45%, 6/12/2025	732,000	716,335
5.85%, 8/15/2045	390,000	332,947
6.15%, 9/15/2043	375,000	334,316
		18,881,773
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	172,331	155,215
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	92,155	82,141
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	445,370	388,074
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	111,934	96,826
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	77,799	64,938
American Airlines 2021-1 Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	125,000	99,886
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	4,416	4,201
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	108,000	104,558
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	99,576	81,662
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	260,738	230,875
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	225,102

See accompanying notes to financial statements.
13

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/15/2026	$ 119,000	$ 109,468
5.13%, 6/15/2027	335,000	331,188
5.25%, 5/4/2025	295,000	296,003
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	221,981	193,435
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	79,863	77,007
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	117,606	108,407
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	51,067	46,517
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	338,638	299,353
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	267,227	227,723
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	18,609	15,865
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	92,785	81,778
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	367,078	295,420
United Airlines 2020-1 Pass Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	935,814	921,805
Series 2020-1, Class B, 4.88%, 7/15/2027	167,640	157,813
		4,695,260
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	540,000	498,496
2.75%, 3/27/2027	175,000	163,613
2.85%, 3/27/2030	530,000	473,173
3.25%, 3/27/2040	189,000	153,500
3.38%, 3/27/2050	353,000	276,614
3.63%, 5/1/2043	105,000	86,486
3.88%, 11/1/2045	742,000	638,447
PVH Corp. 4.63%, 7/10/2025	341,000	329,293
Security Description	Principal Amount	Value
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	$ 100,000	$ 86,141
3.75%, 9/15/2025	239,000	232,189
Tapestry, Inc.:
3.05%, 3/15/2032	425,000	331,500
4.13%, 7/15/2027	500,000	467,780
VF Corp. 2.40%, 4/23/2025	317,000	297,486
		4,034,718
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	334,000	312,050
Series GMTN, 3.55%, 1/12/2024	226,000	222,895
Series MTN, 0.75%, 8/9/2024	394,000	368,540
Series MTN, 1.20%, 7/8/2025	250,000	228,660
Series MTN, 1.30%, 9/9/2026	210,000	185,493
Series MTN, 1.80%, 1/13/2031 (b)	270,000	214,323
Series MTN, 2.00%, 3/24/2028	115,000	99,345
Series MTN, 2.15%, 9/10/2024	509,000	485,820
Series MTN, 2.25%, 1/12/2029	500,000	430,055
Series MTN, 2.35%, 1/8/2027	131,000	119,048
Series MTN, 2.90%, 2/16/2024	472,000	460,865
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	290,000	273,493
3.25%, 3/1/2032	225,000	184,790
Cummins, Inc.:
0.75%, 9/1/2025	292,000	263,369
1.50%, 9/1/2030	245,000	192,820
2.60%, 9/1/2050 (b)	506,000	315,729
General Motors Co.:
4.20%, 10/1/2027	318,000	299,419
5.00%, 10/1/2028	416,000	399,942
5.00%, 4/1/2035	100,000	86,061
5.15%, 4/1/2038	24,000	20,784
5.20%, 4/1/2045	275,000	224,854
5.40%, 10/15/2029	195,000	186,488
5.40%, 4/1/2048	200,000	164,518
5.60%, 10/15/2032	190,000	177,183
5.95%, 4/1/2049	270,000	235,772
6.13%, 10/1/2025	651,000	663,668
6.25%, 10/2/2043	339,000	314,124
6.75%, 4/1/2046	382,000	369,914
6.80%, 10/1/2027	412,000	427,829

See accompanying notes to financial statements.
14

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$ 255,000	$ 242,171
1.25%, 1/8/2026	539,000	475,166
1.50%, 6/10/2026	300,000	260,409
2.35%, 2/26/2027	257,000	224,626
2.35%, 1/8/2031	284,000	214,500
2.40%, 4/10/2028	200,000	168,784
2.70%, 8/20/2027	250,000	218,315
2.70%, 6/10/2031	391,000	300,656
2.75%, 6/20/2025	595,000	557,206
3.10%, 1/12/2032	110,000	86,403
3.50%, 11/7/2024	428,000	412,810
3.60%, 6/21/2030	591,000	496,883
3.85%, 1/5/2028	644,000	589,099
3.95%, 4/13/2024	350,000	343,108
4.00%, 1/15/2025	409,000	397,090
4.00%, 10/6/2026	178,000	167,724
4.30%, 7/13/2025	661,000	641,263
4.35%, 4/9/2025	331,000	322,371
4.35%, 1/17/2027	383,000	364,421
5.00%, 4/9/2027	189,000	183,230
5.10%, 1/17/2024	673,000	671,055
5.25%, 3/1/2026	433,000	426,410
6.05%, 10/10/2025	250,000	254,380
Honda Motor Co., Ltd. 2.53%, 3/10/2027	231,000	211,425
Magna International, Inc. 3.63%, 6/15/2024	155,000	151,554
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	244,000	300,708
PACCAR Financial Corp.:
4.95%, 10/3/2025	250,000	251,322
Series MTN, 0.35%, 2/2/2024	200,000	190,326
Series MTN, 1.10%, 5/11/2026	222,000	197,809
Toyota Motor Corp.:
0.68%, 3/25/2024	370,000	351,163
1.34%, 3/25/2026 (b)	371,000	332,665
2.36%, 7/2/2024	600,000	577,668
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	585,000	544,576
1.90%, 9/12/2031	350,000	276,769
2.50%, 3/22/2024	539,000	523,073
3.05%, 3/22/2027	325,000	303,202
3.65%, 8/18/2025	345,000	335,561
3.65%, 1/8/2029	124,000	116,559
4.40%, 9/20/2024	725,000	718,903
4.55%, 9/20/2027	350,000	345,261
5.40%, 11/10/2025	250,000	253,855
5.45%, 11/10/2027	250,000	255,910
Series GMTN, 3.05%, 1/11/2028	85,000	78,701
Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/11/2024	$ 342,000	$ 326,648
Series MTN, 0.50%, 6/18/2024	836,000	784,369
Series MTN, 0.80%, 10/16/2025	235,000	210,668
Series MTN, 0.80%, 1/9/2026	182,000	162,468
Series MTN, 1.13%, 6/18/2026	175,000	154,842
Series MTN, 1.65%, 1/10/2031	155,000	121,982
Series MTN, 1.80%, 2/13/2025	676,000	635,602
Series MTN, 1.90%, 4/6/2028	220,000	191,547
Series MTN, 2.00%, 10/7/2024	164,000	156,046
Series MTN, 2.90%, 4/17/2024	150,000	146,050
Series MTN, 3.00%, 4/1/2025	345,000	331,566
Series MTN, 3.38%, 4/1/2030	280,000	254,705
		25,739,434
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	370,000	219,329
Aptiv PLC 4.35%, 3/15/2029	41,000	38,532
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	255,000	184,684
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	397,000	353,695
Lear Corp.:
3.50%, 5/30/2030 (b)	400,000	337,928
4.25%, 5/15/2029	101,000	90,945
5.25%, 5/15/2049 (b)	150,000	123,550
Magna International, Inc. 2.45%, 6/15/2030	300,000	247,614
		1,596,277
BANKS — 5.5%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	499,000	484,988
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	391,000	349,769
1 year CMT + 2.70%, 6.14%, 9/14/2028 (c)	200,000	200,674
Banco Santander SA:
1.85%, 3/25/2026	555,000	492,784
2.71%, 6/27/2024	400,000	383,968
2.75%, 5/28/2025	582,000	544,903
3.31%, 6/27/2029	1,015,000	887,222

See accompanying notes to financial statements.
15

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.49%, 5/28/2030	$ 295,000	$ 249,066
3.80%, 2/23/2028	185,000	167,891
3.89%, 5/24/2024	1,000,000	978,680
5.29%, 8/18/2027	400,000	390,228
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	650,000	555,646
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	430,000	325,544
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	250,000	231,698
Bank of America Corp.:
6.11%, 1/29/2037	672,000	684,143
7.75%, 5/14/2038	513,000	598,430
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	253,000	241,342
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,712,000	1,552,835
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	300,000	231,744
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	310,000	287,289
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	503,000	430,246
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	905,250	667,359
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b) (c)	514,000	425,129
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	1,030,000	986,658
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,329,000	1,245,645
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,776,000	1,556,717
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	500,000	444,045
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	500,000	488,070
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	950,000	745,237
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,125,000	866,092
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,301,000	1,040,891
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	547,000	441,057
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	300,000	286,434
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	498,000	314,213
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	312,000	229,426
Security Description	Principal Amount	Value
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	$ 600,000	$ 573,654
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	607,000	600,196
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,430,000	1,310,237
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	1,880,000	1,935,328
SOFR + 2.04%, 4.95%, 7/22/2028 (c)	718,000	701,658
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	916,000	747,227
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,600,000	1,518,048
Series GMTN, 3.50%, 4/19/2026	683,000	652,190
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	459,000	422,725
Series L, 3.95%, 4/21/2025	358,000	348,756
Series L, 4.18%, 11/25/2027	851,000	808,271
Series MTN, 3.25%, 10/21/2027	665,000	614,626
Series MTN, 4.00%, 4/1/2024	908,000	896,550
Series MTN, 4.00%, 1/22/2025	826,000	808,497
Series MTN, 4.13%, 1/22/2024	768,000	761,134
Series MTN, 4.20%, 8/26/2024 (b)	1,227,000	1,208,043
Series MTN, 4.25%, 10/22/2026	693,000	670,041
Series MTN, 5.00%, 1/21/2044	300,000	275,526
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	810,000	751,040
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	734,000	693,454
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	700,000	681,975
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	982,000	797,787
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	657,000	615,616
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	1,003,000	925,849
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	362,000	346,818

See accompanying notes to financial statements.
16

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	$ 1,324,000	$ 1,139,487
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	580,000	487,206
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	676,500	614,519
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	639,000	596,864
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	295,000	245,290
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	500,000	411,250
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	873,000	814,989
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	590,000	498,532
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,244,000	982,524
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	230,000	212,173
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	541,000	499,024
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	630,000	561,179
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	814,000	733,227
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	531,000	405,318
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	632,000	485,913
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	200,000	123,796
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,156,000	781,017
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	772,000	682,201
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	215,000	172,138
Bank of Montreal:
2.15%, 3/8/2024	240,000	231,962
2.65%, 3/8/2027	356,000	325,469
Security Description	Principal Amount	Value
4.25%, 9/14/2024	$ 250,000	$ 246,600
4.70%, 9/14/2027	250,000	247,478
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	530,000	402,302
Series E, 3.30%, 2/5/2024	742,000	728,162
Series MTN, 0.63%, 7/9/2024	380,000	355,068
Series MTN, 1.25%, 9/15/2026	305,000	267,256
Series MTN, 1.50%, 1/10/2025	453,000	422,690
Series MTN, 1.85%, 5/1/2025	375,000	350,276
Series MTN, 2.50%, 6/28/2024	655,000	630,588
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	497,000	439,095
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	200,000	180,010
2.50%, 1/26/2032	378,000	307,212
3.40%, 5/15/2024	172,000	168,483
5.80%, 10/25/2028	180,000	185,879
5.83%, 10/25/2033	195,000	202,839
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	1,100,000	1,084,127
Series 0012, 3.65%, 2/4/2024	125,000	123,115
Series J, 1.90%, 1/25/2029	200,000	167,182
Series MTN, 0.75%, 1/28/2026	100,000	88,663
Series MTN, 1.05%, 10/15/2026	180,000	156,456
Series MTN, 1.60%, 4/24/2025	594,000	551,974
Series MTN, 1.65%, 7/14/2028	173,000	146,441
Series MTN, 1.65%, 1/28/2031 (b)	130,000	101,336
Series MTN, 1.80%, 7/28/2031	94,000	72,704
Series MTN, 2.10%, 10/24/2024	1,350,000	1,287,400
Series MTN, 2.80%, 5/4/2026	299,000	280,411
Series MTN, 3.25%, 9/11/2024	212,000	206,198
Series MTN, 3.25%, 5/16/2027 (b)	149,000	140,172
Series MTN, 3.30%, 8/23/2029	945,000	847,344
Series MTN, 3.40%, 1/29/2028	156,000	145,255
Series MTN, 3.95%, 11/18/2025	394,000	385,182

See accompanying notes to financial statements.
17

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	$ 300,000	$ 281,532
Bank of Nova Scotia:
0.65%, 7/31/2024	200,000	186,436
0.70%, 4/15/2024	430,000	406,212
1.05%, 3/2/2026	244,000	215,930
1.30%, 6/11/2025	642,000	588,297
1.30%, 9/15/2026	810,000	708,288
1.35%, 6/24/2026	100,000	88,719
1.45%, 1/10/2025	150,000	139,604
1.95%, 2/2/2027	508,000	452,308
2.15%, 8/1/2031	155,000	123,051
2.20%, 2/3/2025	327,000	308,018
2.70%, 8/3/2026 (b)	357,000	330,614
3.40%, 2/11/2024	533,000	523,779
4.50%, 12/16/2025	321,000	314,923
5.25%, 12/6/2024	250,000	250,258
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	426,760
BankUnited, Inc. 4.88%, 11/17/2025	300,000	295,134
Barclays PLC:
3.65%, 3/16/2025	570,000	547,109
4.34%, 1/10/2028	181,000	168,187
4.38%, 9/11/2024	716,000	700,563
4.38%, 1/12/2026	180,000	173,686
4.84%, 5/9/2028 (b)	508,000	468,152
4.95%, 1/10/2047 (b)	753,000	650,554
7.44%, 11/2/2033	550,000	579,018
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	173,358
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	700,000	535,073
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	843,000	641,548
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	160,000	109,974
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	300,000	234,198
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	664,000	659,438
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	500,000	518,395
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	500,000	520,070
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	714,000	692,266
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b) (c)	404,000	380,584
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	568,000	523,753
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	285,000	264,608
Security Description	Principal Amount	Value
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	$ 685,500	$ 525,374
BPCE SA:
4.00%, 4/15/2024	244,000	239,845
Series MTN, 3.38%, 12/2/2026	261,000	244,748
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	265,000	237,938
1.00%, 10/18/2024	375,000	349,586
2.25%, 1/28/2025	152,000	143,432
3.10%, 4/2/2024 (b)	498,000	485,978
3.30%, 4/7/2025	175,000	167,949
3.95%, 8/4/2025	500,000	488,875
Citibank NA Series BKNT, 3.65%, 1/23/2024	1,255,000	1,238,233
Citigroup, Inc.:
3.20%, 10/21/2026	1,256,000	1,164,262
3.30%, 4/27/2025	25,000	24,186
3.40%, 5/1/2026	513,000	487,032
3.70%, 1/12/2026	860,000	827,483
3.75%, 6/16/2024 (b)	389,000	382,663
3.88%, 3/26/2025	216,000	210,198
4.13%, 7/25/2028	526,000	490,395
4.30%, 11/20/2026	773,000	746,069
4.40%, 6/10/2025	501,000	491,772
4.45%, 9/29/2027	1,150,500	1,098,946
4.60%, 3/9/2026	1,152,000	1,133,556
4.65%, 7/23/2048 (b)	608,000	528,650
5.30%, 5/6/2044	150,000	135,171
5.50%, 9/13/2025	463,000	465,630
5.88%, 1/30/2042 (b)	250,000	252,073
6.00%, 10/31/2033	218,000	219,225
6.27%, 11/17/2033	335,000	345,703
6.68%, 9/13/2043	251,000	271,590
8.13%, 7/15/2039	938,000	1,152,971
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	909,000	881,248
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	729,000	663,951
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	552,000	509,049
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	913,000	824,466
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,195,000	1,097,524
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	672,000	628,065

See accompanying notes to financial statements.
18

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	$ 235,000	$ 192,566
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	150,000	138,185
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	740,000	692,736
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	494,000	457,434
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	200,000	174,378
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,079,000	936,561
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	868,000	712,133
SOFR + 1.17%, 2.56%, 5/1/2032 (b) (c)	640,000	505,357
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	576,000	447,218
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,441,000	1,163,535
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	565,000	393,082
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	458,000	384,981
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	501,380
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	167,000	143,228
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	926,000	868,097
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,201,000	971,441
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,368,000	1,293,909
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	880,000	808,887
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	586,508
Citizens Bank NA 6.06%, 10/24/2025	250,000	252,613
Citizens Bank NA/Providence RI:
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	200,000	192,958
Series BKNT, 2.25%, 4/28/2025	300,000	279,387
Series BKNT, 3.75%, 2/18/2026	397,000	380,509
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	210,000	168,878
2.85%, 7/27/2026	123,000	113,838
3.25%, 4/30/2030	141,000	122,570
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (c)	759,000	705,551
Security Description	Principal Amount	Value
Comerica Bank:
SOFR + 2.61%, 5.33%, 8/25/2033 (c)	$ 100,000	$ 96,038
Series BKNT, 2.50%, 7/23/2024	120,000	115,216
Comerica, Inc. 4.00%, 2/1/2029	180,000	168,466
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	200,000	190,576
1.38%, 1/10/2025	250,000	233,958
3.88%, 8/22/2024	335,000	329,201
4.38%, 8/4/2025	527,000	514,226
5.25%, 8/4/2045 (b)	141,000	127,135
5.75%, 12/1/2043	109,000	104,314
Series BKNT, 3.75%, 7/21/2026	430,000	404,965
Series BKNT, 5.25%, 5/24/2041	218,000	220,623
Series MTN, 3.38%, 5/21/2025	361,000	350,026
Credit Suisse AG:
0.50%, 2/2/2024	435,000	403,815
1.25%, 8/7/2026	442,000	356,849
4.75%, 8/9/2024	575,000	549,269
Series MTN, 3.63%, 9/9/2024	772,000	720,523
Credit Suisse Group AG:
3.75%, 3/26/2025	100,000	90,306
4.55%, 4/17/2026	892,000	793,612
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	280,638
1.69%, 3/19/2026	202,000	181,238
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	1,075,000	998,976
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	420,000	356,819
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	396,000	337,139
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	606,000	534,559
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,700,000	1,216,996
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	490,000	393,426
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	165,000	164,150
Discover Bank:
2.45%, 9/12/2024	370,000	351,548
Series BKNT, 2.70%, 2/6/2030	175,000	140,126
Series BKNT, 3.45%, 7/27/2026	312,000	287,380
Series BKNT, 4.65%, 9/13/2028 (b)	355,000	332,656
Fifth Third Bancorp:
2.38%, 1/28/2025	186,000	176,401
3.65%, 1/25/2024	311,000	306,422

See accompanying notes to financial statements.
19

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/14/2028	$ 155,000	$ 148,106
8.25%, 3/1/2038	355,000	438,191
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	200,000	189,964
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	450,000	412,168
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	400,000	380,912
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	250,000	257,393
Fifth Third Bank NA:
5.85%, 10/27/2025	250,000	252,333
Class BKNT, 2.25%, 2/1/2027 (b)	200,000	180,384
Series BKNT, 3.85%, 3/15/2026	585,000	558,459
Series BKNT, 3.95%, 7/28/2025	242,000	238,080
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	145,000	140,235
First Republic Bank Series BKNT, 4.63%, 2/13/2047	356,000	279,503
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028 (b)	201,000	205,078
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	400,000	377,560
FNB Corp. 5.15%, 8/25/2025	110,000	108,759
Goldman Sachs Capital I 6.35%, 2/15/2034	305,000	315,623
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	742,000	619,384
3.00%, 3/15/2024	400,000	390,060
3.50%, 1/23/2025	702,000	679,241
3.50%, 4/1/2025	546,000	525,634
3.50%, 11/16/2026	1,623,000	1,524,679
3.63%, 2/20/2024	815,000	801,178
3.75%, 5/22/2025	768,000	743,462
3.75%, 2/25/2026	711,000	685,212
3.80%, 3/15/2030	547,000	490,878
3.85%, 1/26/2027	858,000	816,936
4.00%, 3/3/2024	1,241,000	1,225,227
4.25%, 10/21/2025	337,000	329,633
4.75%, 10/21/2045	750,000	658,485
5.15%, 5/22/2045	245,000	221,585
5.70%, 11/1/2024	1,090,000	1,102,382
5.95%, 1/15/2027 (b)	346,000	355,169
6.13%, 2/15/2033 (b)	387,000	402,081
6.25%, 2/1/2041	803,000	836,871
6.45%, 5/1/2036	230,000	239,989
6.75%, 10/1/2037	1,760,000	1,874,488
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	$ 594,000	$ 553,258
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	434,000	355,949
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	640,500	552,278
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	821,000	762,684
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	351,000	317,444
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	735,000	703,410
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	698,000	610,715
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	250,000	215,975
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,339,000	1,168,572
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	817,000	621,925
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	478,000	425,291
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,049,000	827,997
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	813,000	647,896
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	643,000	524,328
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	115,000	78,405
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	448,000	322,461
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	15,000	14,463
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	558,000	411,185
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	800,000	765,208
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,421,000	1,101,545
Series MTN, 3.85%, 7/8/2024	643,000	630,809
Series MTN, 4.80%, 7/8/2044	561,000	495,610
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	560,000	494,390
HSBC Holdings PLC:
3.90%, 5/25/2026	575,000	548,418
4.25%, 3/14/2024	583,000	572,885
4.25%, 8/18/2025	742,000	714,383
4.30%, 3/8/2026	295,000	285,460
4.38%, 11/23/2026	390,000	374,856

See accompanying notes to financial statements.
20

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 3/31/2030 (b)	$ 778,000	$ 743,114
5.25%, 3/14/2044 (b)	289,000	244,760
6.10%, 1/14/2042	149,000	155,602
6.50%, 5/2/2036	441,000	426,892
6.50%, 9/15/2037	1,229,000	1,183,293
6.80%, 6/1/2038	993,000	985,274
7.63%, 5/17/2032	100,000	100,188
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	761,000	741,184
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	497,000	476,871
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	1,197,000	1,100,498
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,111,000	1,024,675
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	942,000	823,289
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	783,000	724,338
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	575,000	498,099
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,148,000	886,164
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	705,000	607,576
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	285,000	230,186
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	712,000	670,661
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	477,000	365,272
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	300,000	291,219
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	375,000	338,610
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	440,653
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	423,000	385,590
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	190,000	145,551
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	200,000	189,386
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	316,000	252,572
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	415,000	359,108
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	295,000	284,088
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	295,000	274,034
Security Description	Principal Amount	Value
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	$ 625,000	$ 650,031
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,050,000	1,102,006
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	300,000	317,925
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	219,000	180,141
2.63%, 8/6/2024	167,000	160,368
4.00%, 5/15/2025 (b)	175,000	170,611
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (c)	735,000	532,015
SOFR + 2.05%, 5.02%, 5/17/2033 (b) (c)	282,000	267,813
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025 (c)	250,000	244,863
SOFR + 1.22%, 5.70%, 11/18/2025 (c)	250,000	250,760
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	234,000	225,588
HUNTINGTON NATIONAL BANK SR UNSECURED 01/30 5.65 5.65%, 1/10/2030	300,000	301,233
Industrial & Commercial Bank of China, Ltd. 3.54%, 11/8/2027	219,000	208,140
ING Groep NV:
3.55%, 4/9/2024	140,000	136,994
3.95%, 3/29/2027	226,000	213,184
4.05%, 4/9/2029	131,000	120,635
4.55%, 10/2/2028	555,000	529,809
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	237,000	188,323
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	175,000	154,676
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	352,000	310,059
Intesa Sanpaolo SpA 5.25%, 1/12/2024	220,000	218,007
JPMorgan Chase & Co.:
2.95%, 10/1/2026	1,023,000	954,336
3.13%, 1/23/2025	873,000	842,672
3.20%, 6/15/2026	811,000	766,655
3.30%, 4/1/2026	1,037,000	984,393
3.63%, 5/13/2024	563,000	553,547
3.63%, 12/1/2027	322,000	298,996
3.88%, 2/1/2024	706,000	697,810
3.88%, 9/10/2024	736,000	719,948
3.90%, 7/15/2025	737,000	721,147
4.13%, 12/15/2026 (b)	568,000	549,273
4.25%, 10/1/2027	307,000	295,322
5.40%, 1/6/2042	229,000	225,107
5.50%, 10/15/2040	226,000	224,936
5.60%, 7/15/2041	363,000	363,780
6.40%, 5/15/2038	1,137,000	1,231,780

See accompanying notes to financial statements.
21

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 10/15/2026	$ 811,000	$ 886,772
8.00%, 4/29/2027	795,000	888,651
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	326,365
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	879,000	765,407
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	390,000	295,741
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	544,000	503,483
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	457,000	414,499
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	255,000	236,212
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	703,000	683,260
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	952,000	851,992
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	940,000	724,420
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	830,000	773,095
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	581,000	546,198
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	522,000	488,258
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	636,000	528,141
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	756,000	696,480
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	609,000	476,768
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	979,000	804,131
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	360,000	339,563
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	355,000	327,484
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	835,000	778,830
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	850,000	786,479
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	753,000	650,863
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	799,000	705,461
Security Description	Principal Amount	Value
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	$ 800,000	$ 704,120
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	600,000	564,366
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	750,000	733,837
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	330,000	275,586
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	714,000	546,546
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	750,000	750,045
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	524,000	493,267
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	214,000	193,715
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	559,000	441,733
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	985,000	788,039
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	1,005,000	817,005
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	337,000	245,006
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	342,000	224,438
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,028,000	863,284
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	404,000	278,295
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	415,000	391,872
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	310,000	287,001
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	919,000	852,768
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	433,000	377,996
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	491,000	401,697
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	2,128,000	2,024,366
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	435,000	289,014
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	605,000	439,182
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	700,000	576,338
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,575,000	1,547,689
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	704,000	658,367
KeyBank NA:
5.85%, 11/15/2027	250,000	257,293
Series BKNT, 3.40%, 5/20/2026	180,000	168,809

See accompanying notes to financial statements.
22

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.90%, 4/13/2029	$ 416,000	$ 370,639
Series BKNT, 4.39%, 12/14/2027	100,000	96,031
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (c)	375,000	366,986
Series MTN, 2.25%, 4/6/2027	572,000	508,605
Series MTN, 2.55%, 10/1/2029	314,500	264,938
Series MTN, 4.10%, 4/30/2028 (b)	279,000	265,268
Series MTN, 4.15%, 10/29/2025	170,000	165,939
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026 (b)	1,275,000	1,132,519
1.25%, 1/31/2025	2,440,000	2,284,084
3.00%, 5/20/2027	1,275,000	1,215,878
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025 (b)	513,000	488,376
Series GMTN, 1.75%, 7/27/2026	387,000	354,086
Lloyds Banking Group PLC:
3.75%, 1/11/2027	309,000	287,558
3.90%, 3/12/2024	258,000	253,224
4.38%, 3/22/2028	299,000	282,989
4.45%, 5/8/2025	313,000	306,771
4.50%, 11/4/2024	455,000	444,358
4.55%, 8/16/2028	469,000	438,487
4.58%, 12/10/2025 (b)	230,908	223,004
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	177,305
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	800,000	743,288
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	190,000	185,603
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	400,000	366,844
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	746,000	722,971
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	935,000	840,855
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (c)	115,000	75,141
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	350,000	322,697
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	200,000	193,622
Manufacturers & Traders Trust Co.:
5.40%, 11/21/2025	500,000	503,160
Security Description	Principal Amount	Value
Series BKNT, 3.40%, 8/17/2027	$ 200,000	$ 182,492
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	488,000	443,182
2.05%, 7/17/2030	230,000	181,488
2.19%, 2/25/2025	715,000	669,426
2.56%, 2/25/2030	453,000	374,944
2.76%, 9/13/2026	168,000	153,676
2.80%, 7/18/2024	305,000	293,389
3.20%, 7/18/2029	354,000	309,994
3.29%, 7/25/2027 (b)	105,000	96,596
3.41%, 3/7/2024	211,000	206,328
3.68%, 2/22/2027 (b)	215,000	203,586
3.74%, 3/7/2029	613,000	565,652
3.75%, 7/18/2039	385,000	311,785
3.78%, 3/2/2025	25,000	24,332
3.85%, 3/1/2026	199,000	190,232
3.96%, 3/2/2028	143,000	135,072
4.05%, 9/11/2028 (b)	129,000	120,936
4.15%, 3/7/2039	93,000	79,201
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	410,000	376,942
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	600,000	557,634
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	339,000	293,238
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	550,000	477,526
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	423,000	372,735
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,420,000	1,130,519
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	200,000	198,726
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	500,000	494,600
1 year CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	198,162
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	367,000	358,258
1 year CMT + 2.13%, 5.13%, 7/20/2033 (c)	875,000	836,517
1 year CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	196,546
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	612,000	471,895
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	280,000	218,168
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	350,000	267,621
2.84%, 9/13/2026	147,000	133,629
3.17%, 9/11/2027	272,000	248,545
4.02%, 3/5/2028	360,000	339,325
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	245,000	212,079

See accompanying notes to financial statements.
23

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b) (c)	$ 250,000	$ 249,795
1 year CMT + 2.40%, 5.67%, 9/13/2033 (c)	250,000	247,848
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	522,000	480,423
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	275,000	221,925
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	171,024
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	204,000	188,243
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	327,000	311,592
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	252,500	192,731
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,000	224,931
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	357,000	310,686
1 year CMT + 0.87%, 2.17%, 5/22/2032 (c)	200,000	152,102
1 year CMT + 0.90%, 2.26%, 7/9/2032 (c)	130,000	99,306
Morgan Stanley:
3.63%, 1/20/2027	2,200,000	2,076,844
3.95%, 4/23/2027	712,000	673,723
4.30%, 1/27/2045	315,000	267,794
4.38%, 1/22/2047 (b)	165,000	140,664
5.00%, 11/24/2025	578,000	576,127
6.34%, 10/18/2033	2,515,000	2,631,168
6.38%, 7/24/2042	880,000	958,716
7.25%, 4/1/2032	473,000	531,198
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	889,000	817,115
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	417,000	350,147
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	487,000	453,772
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	782,000	686,283
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,371,000	1,203,573
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	1,400,000	1,315,706
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	475,000	421,961
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	500,000	487,700
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	520,000	421,741
Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	$ 901,000	$ 657,216
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	300,000	221,637
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	520,000	493,917
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	570,000	560,737
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	25,000	23,200
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	945,000	887,525
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	500,000	515,400
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	595,000	544,425
Series F, 3.88%, 4/29/2024	901,000	887,260
Series GMTN, 3.70%, 10/23/2024	200,000	195,356
Series GMTN, 3.88%, 1/27/2026	903,000	874,492
Series GMTN, 4.00%, 7/23/2025	432,000	422,155
Series GMTN, 4.35%, 9/8/2026	828,000	804,799
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	810,000	741,344
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	324,000	302,477
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	795,000	752,889
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	868,450
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	782,000	647,168
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	781,000	598,379
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	294,000	270,242
Series MTN, 3.13%, 7/27/2026	1,014,000	945,940
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	555,000	510,672
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	250,000	188,885
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	305,000	228,613

See accompanying notes to financial statements.
24

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	$ 435,000	$ 416,138
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	830,000	648,720
Series VAR, 6.14%, 10/16/2026	500,000	511,340
National Australia Bank, Ltd.:
5.13%, 11/22/2024	625,000	626,650
Series BKNT, 2.50%, 7/12/2026	497,000	457,866
Natwest Group PLC:
4.80%, 4/5/2026	491,000	480,090
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	567,000	491,334
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	947,000	845,813
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	545,000	513,739
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	620,000	605,529
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	291,000	264,184
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	208,000	192,987
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	264,845
Northern Trust Corp.:
1.95%, 5/1/2030	241,000	198,037
4.00%, 5/10/2027	103,000	100,629
6.13%, 11/2/2032	440,000	465,133
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	721,000	656,434
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	600,000	602,658
PNC Bank NA:
2.50%, 8/27/2024	217,000	208,185
Series BKNT, 2.70%, 10/22/2029	675,000	568,890
Series BKNT, 2.95%, 2/23/2025	229,000	219,831
Series BKNT, 3.10%, 10/25/2027 (b)	195,000	182,594
Series BKNT, 3.25%, 6/1/2025	210,000	202,392
Series BKNT, 3.25%, 1/22/2028	175,000	163,553
Series BKNT, 3.88%, 4/10/2025	133,000	129,196
Series BKNT, 4.05%, 7/26/2028 (b)	369,000	347,897
Security Description	Principal Amount	Value
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	$ 374,000	$ 357,398
2.55%, 1/22/2030	636,000	540,460
3.15%, 5/19/2027	377,000	352,163
3.45%, 4/23/2029	302,000	276,741
3.50%, 1/23/2024	637,000	627,152
3.90%, 4/29/2024	247,000	244,083
5.35%, 12/2/2028	250,000	251,865
6.04%, 10/28/2033	350,000	365,848
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	250,000	253,063
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	246,000	199,196
Regions Financial Corp.:
1.80%, 8/12/2028	426,500	361,843
2.25%, 5/18/2025 (b)	410,532	383,958
Royal Bank of Canada:
0.65%, 7/29/2024 (b)	645,000	602,443
4.24%, 8/3/2027	280,000	273,050
5.66%, 10/25/2024	733,000	741,510
6.00%, 11/1/2027	250,000	260,330
Series FXD, 2.05%, 1/21/2027	170,000	152,852
Series GMTN, 0.43%, 1/19/2024 (b)	440,000	419,945
Series GMTN, 0.75%, 10/7/2024 (b)	293,000	272,496
Series GMTN, 0.88%, 1/20/2026	527,000	468,429
Series GMTN, 1.15%, 7/14/2026	570,000	502,147
Series GMTN, 1.40%, 11/2/2026 (b)	428,000	376,169
Series GMTN, 1.60%, 1/21/2025	375,000	350,704
Series GMTN, 2.25%, 11/1/2024 (b)	549,000	523,510
Series GMTN, 2.55%, 7/16/2024	319,000	307,838
Series GMTN, 4.65%, 1/27/2026	100,000	98,757
Series MTN, 1.15%, 6/10/2025	662,000	606,591
Series MTN, 2.30%, 11/3/2031	300,000	240,777
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	194,000	179,630
3.45%, 6/2/2025	382,000	363,664
4.40%, 7/13/2027	417,000	397,693
4.50%, 7/17/2025	183,000	179,003
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	10,000	8,603
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	145,000	143,711

See accompanying notes to financial statements.
25

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	$ 347,000	$ 309,444
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	490,000	458,615
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	176,000	150,528
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	145,000	112,060
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	200,000	202,760
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	625,000	550,200
Santander UK PLC 4.00%, 3/13/2024	300,000	296,388
Sumitomo Mitsui Banking Corp. 3.95%, 1/10/2024	220,000	217,065
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	672,000	592,160
1.40%, 9/17/2026	250,000	216,875
1.47%, 7/8/2025	995,000	906,714
1.71%, 1/12/2031	448,000	336,963
1.90%, 9/17/2028	480,000	396,586
2.14%, 9/23/2030	390,000	300,823
2.17%, 1/14/2027	150,000	132,867
2.22%, 9/17/2031	185,000	142,642
2.35%, 1/15/2025	105,000	99,332
2.45%, 9/27/2024	299,000	284,274
2.47%, 1/14/2029	250,000	210,685
2.63%, 7/14/2026	431,000	394,749
2.70%, 7/16/2024	521,000	500,134
2.72%, 9/27/2029	295,000	248,275
2.75%, 1/15/2030	672,000	563,647
2.93%, 9/17/2041	125,000	83,573
3.01%, 10/19/2026 (b)	258,000	239,107
3.04%, 7/16/2029	1,108,000	961,201
3.05%, 1/14/2042	115,000	80,829
3.20%, 9/17/2029	350,000	300,650
3.36%, 7/12/2027	234,000	215,959
3.45%, 1/11/2027	260,000	242,902
3.78%, 3/9/2026	269,000	259,321
SVB Financial Group:
1.80%, 10/28/2026	159,000	139,403
1.80%, 2/2/2031	76,000	55,230
3.13%, 6/5/2030	501,500	410,744
SOFR + 1.71%, 4.35%, 4/29/2028 (c)	200,000	188,980
SOFR + 1.97%, 4.57%, 4/29/2033 (c)	200,000	175,970
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	305,324	302,329
Security Description	Principal Amount	Value
Synchrony Bank 5.63%, 8/23/2027	$ 300,000	$ 292,935
Toronto-Dominion Bank:
0.55%, 3/4/2024 (b)	620,000	588,833
1.25%, 12/13/2024	404,000	375,890
2.35%, 3/8/2024	591,000	573,134
3.20%, 3/10/2032	395,000	340,399
3.77%, 6/6/2025	250,000	242,625
4.29%, 9/13/2024	150,000	148,166
4.69%, 9/15/2027	200,000	197,718
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	539,000	496,322
Series FXD, 1.45%, 1/10/2025	280,000	260,873
Series FXD, 1.95%, 1/12/2027	288,000	257,198
Series GMTN, 2.45%, 1/12/2032	200,000	161,722
Series GMTN, 3.25%, 3/11/2024	231,000	226,103
Series MTN, 0.70%, 9/10/2024	258,000	240,110
Series MTN, 0.75%, 9/11/2025	750,000	670,942
Series MTN, 0.75%, 1/6/2026	275,000	243,312
Series MTN, 1.15%, 6/12/2025	540,000	492,161
Series MTN, 1.20%, 6/3/2026	250,000	220,463
Series MTN, 1.25%, 9/10/2026	840,000	734,303
Series MTN, 2.00%, 9/10/2031	287,000	225,929
Series MTN, 2.65%, 6/12/2024	371,000	359,276
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	92,854
Series BKNT, 1.50%, 3/10/2025	296,000	274,768
Series BKNT, 2.15%, 12/6/2024	562,000	534,451
Series BKNT, 3.30%, 5/15/2026	221,000	207,877
Series BKNT, 3.63%, 9/16/2025	268,000	257,717
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (c)	560,000	523,253
Series BNKT, 3.20%, 4/1/2024	466,000	455,287
Truist Financial Corp.:
4.00%, 5/1/2025	220,000	215,378
6.12%, 10/28/2033	300,000	315,273
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	200,000	196,748

See accompanying notes to financial statements.
26

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.13%, 8/3/2027	$ 222,000	$ 187,215
Series MTN, 1.20%, 8/5/2025	128,000	117,075
Series MTN, 1.95%, 6/5/2030	173,000	139,042
Series MTN, 2.50%, 8/1/2024	311,000	298,628
Series MTN, 2.85%, 10/26/2024	648,000	625,015
Series MTN, 3.70%, 6/5/2025	240,000	233,323
Series MTN, 3.88%, 3/19/2029	799,000	734,489
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	276,000	245,016
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	185,000	189,379
US Bancorp:
1.45%, 5/12/2025	375,000	347,985
2.40%, 7/30/2024	403,000	387,589
3.38%, 2/5/2024	213,000	209,339
5.73%, 10/21/2026	548,000	558,494
5.85%, 10/21/2033	1,005,000	1,043,893
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (c)	574,000	438,151
SOFR + 1.66%, 4.55%, 7/22/2028 (c)	871,000	853,310
SOFR + 2.11%, 4.97%, 7/22/2033 (c)	550,000	522,830
Series DMTN, 3.00%, 7/30/2029	307,000	269,567
Series MTN, 1.38%, 7/22/2030	329,000	255,347
Series MTN, 3.10%, 4/27/2026 (b)	347,000	328,040
Series MTN, 3.60%, 9/11/2024	244,000	239,035
Series MTN, 3.70%, 1/30/2024	604,000	596,196
Series MTN, 3.90%, 4/26/2028 (b)	192,000	184,122
Series MTN, 3.95%, 11/17/2025	200,000	195,636
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (c)	321,000	288,605
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	140,000	115,595
Series V, 2.38%, 7/22/2026	410,000	378,459
US Bank NA Series BKNT, 2.80%, 1/27/2025	100,000	96,363
Security Description	Principal Amount	Value
Valley National Bancorp. 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (c)	$ 105,000	$ 91,866
Wachovia Corp. 5.50%, 8/1/2035	615,000	597,971
Webster Financial Corp. 4.10%, 3/25/2029	72,000	65,382
Wells Fargo & Co.:
3.00%, 4/22/2026	1,653,000	1,546,646
3.00%, 10/23/2026	1,199,000	1,108,272
3.90%, 5/1/2045	215,000	165,791
4.48%, 1/16/2024	246,000	244,435
5.38%, 2/7/2035	50,000	49,171
5.38%, 11/2/2043	451,000	419,719
5.61%, 1/15/2044	803,000	778,452
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	790,000	767,280
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	632,000	588,234
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	2,311,000	2,188,540
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	553,000	395,334
Series B, 7.95%, 11/15/2029	25,000	27,227
Series GMTN, 4.30%, 7/22/2027	77,000	74,160
Series GMTN, 4.90%, 11/17/2045	316,000	273,210
Series MTN, 3.00%, 2/19/2025	1,075,000	1,030,215
Series MTN, 3.30%, 9/9/2024	863,000	838,379
Series MTN, 3.55%, 9/29/2025	769,000	739,732
Series MTN, 3.75%, 1/24/2024	560,000	552,787
Series MTN, 4.10%, 6/3/2026	796,000	769,103
Series MTN, 4.15%, 1/24/2029	859,000	807,073
Series MTN, 4.40%, 6/14/2046	888,000	709,530
Series MTN, 4.65%, 11/4/2044	596,000	503,012
Series MTN, 4.75%, 12/7/2046	884,000	740,624
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	860,000	731,163
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	1,121,000	1,046,084
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	793,000	736,158

See accompanying notes to financial statements.
27

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	$ 805,000	$ 745,671
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	209,000	195,678
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	1,061,000	1,004,756
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	615,000	508,660
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,135,000	954,444
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	589,000	519,451
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	993,000	844,388
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	509,000	477,050
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,528,000	1,359,187
Wells Fargo Bank NA:
Series BKNT, 5.85%, 2/1/2037	241,000	242,427
Series BKNT, 6.60%, 1/15/2038	354,000	384,051
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (c)	180,000	152,782
Westpac Banking Corp.:
1.15%, 6/3/2026	690,000	610,519
1.95%, 11/20/2028	750,000	638,685
2.15%, 6/3/2031	375,000	311,096
2.35%, 2/19/2025	285,000	270,280
2.70%, 8/19/2026	269,000	249,584
3.13%, 11/18/2041	465,000	307,100
3.30%, 2/26/2024	314,000	308,590
3.35%, 3/8/2027	632,000	595,230
3.40%, 1/25/2028	112,000	104,850
4.42%, 7/24/2039	210,000	173,781
5.35%, 10/18/2024	190,000	191,319
5.46%, 11/18/2027	250,000	255,448
1 year CMT + 2.68%, 5.41%, 8/10/2033 (c)	650,000	607,197
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	600,000	443,892
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	700,000	599,585
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (c)	854,000	782,939
Security Description	Principal Amount	Value
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	$ 853,000	$ 633,719
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b) (c)	468,000	438,624
Zions Bancorp NA 3.25%, 10/29/2029	157,000	128,660
		359,245,448
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	788,000	759,009
4.70%, 2/1/2036	1,384,000	1,304,794
4.90%, 2/1/2046	2,624,000	2,401,222
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	687,000	647,642
4.90%, 2/1/2046	757,000	693,821
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 4/13/2028	451,000	430,470
4.38%, 4/15/2038	364,000	327,254
4.44%, 10/6/2048	288,000	246,502
4.50%, 6/1/2050	100,000	88,375
4.60%, 4/15/2048	995,500	876,299
4.75%, 1/23/2029	1,158,000	1,144,579
4.90%, 1/23/2031	403,000	402,738
4.95%, 1/15/2042	325,000	304,636
5.45%, 1/23/2039	542,000	540,439
5.55%, 1/23/2049	1,135,000	1,131,186
5.80%, 1/23/2059	390,000	402,726
8.20%, 1/15/2039	246,000	305,766
Brown-Forman Corp.:
4.00%, 4/15/2038	480,000	420,744
4.50%, 7/15/2045	40,000	36,570
Coca-Cola Co.:
1.00%, 3/15/2028	301,511	252,606
1.38%, 3/15/2031	459,000	359,190
1.45%, 6/1/2027	297,000	262,304
1.50%, 3/5/2028	145,000	125,029
1.65%, 6/1/2030	442,000	360,893
1.75%, 9/6/2024	202,000	192,609
2.00%, 3/5/2031	183,000	150,984
2.13%, 9/6/2029	136,000	116,343
2.50%, 3/15/2051	274,000	180,054
2.60%, 6/1/2050	381,000	256,085
2.88%, 5/5/2041	394,000	302,131
2.90%, 5/25/2027 (b)	414,000	389,905
3.00%, 3/5/2051	813,000	594,474
3.38%, 3/25/2027	822,000	788,676
3.45%, 3/25/2030	734,000	681,857
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	200,000	151,706

See accompanying notes to financial statements.
28

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 1/22/2030	$ 250,000	$ 217,098
5.25%, 11/26/2043	1,000	958
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	127,000
3.15%, 8/1/2029	293,000	256,753
3.60%, 2/15/2028	467,000	432,026
3.75%, 5/1/2050	25,000	18,786
4.40%, 11/15/2025	97,000	95,375
4.50%, 5/9/2047	261,000	219,945
4.65%, 11/15/2028	223,000	215,601
4.75%, 11/15/2024	291,000	289,103
5.25%, 11/15/2048	450,000	423,706
Diageo Capital PLC:
1.38%, 9/29/2025 (b)	200,000	183,480
2.00%, 4/29/2030	312,000	256,913
2.13%, 10/24/2024	180,000	170,800
2.13%, 4/29/2032	193,000	153,572
2.38%, 10/24/2029	118,000	100,817
3.88%, 5/18/2028	235,000	224,011
5.30%, 10/24/2027	650,000	665,203
5.50%, 1/24/2033	200,000	209,174
Diageo Investment Corp.:
4.25%, 5/11/2042	128,000	112,476
7.45%, 4/15/2035	221,000	261,934
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	663,000	464,292
4.38%, 5/10/2043	475,000	389,533
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	300,000	284,925
2.25%, 3/15/2031	335,000	269,765
2.55%, 9/15/2026	122,000	111,796
3.20%, 5/1/2030	376,000	327,206
3.43%, 6/15/2027	221,000	206,275
3.80%, 5/1/2050	115,000	86,464
4.05%, 4/15/2032	288,000	262,060
4.42%, 5/25/2025	247,000	244,431
4.42%, 12/15/2046	597,000	494,000
4.50%, 11/15/2045	183,000	155,435
4.60%, 5/25/2028	100,000	97,952
Molson Coors Beverage Co.:
4.20%, 7/15/2046	316,000	246,281
5.00%, 5/1/2042	320,000	283,450
Molson Coors Brewing Co. 3.00%, 7/15/2026	840,000	779,974
PepsiCo, Inc.:
1.40%, 2/25/2031	162,000	127,520
1.63%, 5/1/2030	181,000	147,701
1.95%, 10/21/2031	270,000	217,936
2.25%, 3/19/2025	769,000	731,819
2.63%, 10/21/2041	652,000	481,535
2.75%, 4/30/2025	574,000	549,726
2.75%, 3/19/2030	942,000	833,538
2.75%, 10/21/2051	392,000	273,643
2.88%, 10/15/2049 (b)	233,000	167,706
Security Description	Principal Amount	Value
3.00%, 10/15/2027	$ 353,000	$ 331,463
3.45%, 10/6/2046	175,000	140,476
3.60%, 3/1/2024	317,000	313,206
3.60%, 8/13/2042	523,000	436,287
3.90%, 7/18/2032	260,000	245,864
4.00%, 3/5/2042	100,000	87,711
4.20%, 7/18/2052	1,165,000	1,067,187
7.00%, 3/1/2029	200,000	224,662
		33,346,168
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	460,000	384,325
2.00%, 1/15/2032	100,000	77,962
2.20%, 2/21/2027	730,000	656,175
2.30%, 2/25/2031 (b)	460,000	374,661
2.45%, 2/21/2030	225,000	189,862
2.60%, 8/19/2026	228,000	210,731
2.80%, 8/15/2041	261,000	181,165
3.00%, 2/22/2029	740,000	655,862
3.00%, 1/15/2052	536,000	344,514
3.13%, 5/1/2025	272,000	261,183
3.15%, 2/21/2040	489,000	361,107
3.20%, 11/2/2027	553,000	512,847
3.35%, 2/22/2032	540,000	471,204
3.38%, 2/21/2050	530,000	370,671
3.63%, 5/22/2024	500,000	490,780
4.05%, 8/18/2029	200,000	187,398
4.20%, 2/22/2052	479,000	384,575
4.40%, 5/1/2045	600,000	501,240
4.40%, 2/22/2062	305,000	244,677
4.56%, 6/15/2048	229,000	197,064
4.66%, 6/15/2051	556,000	481,124
4.95%, 10/1/2041	238,000	218,132
5.15%, 11/15/2041	185,000	172,252
Baxalta, Inc. 4.00%, 6/23/2025	204,000	198,708
Biogen, Inc.:
2.25%, 5/1/2030	474,000	385,248
3.15%, 5/1/2050 (b)	302,000	199,540
3.25%, 2/15/2051	288,000	192,977
4.05%, 9/15/2025	932,000	904,981
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	125,000	115,324
Gilead Sciences, Inc.:
1.20%, 10/1/2027	204,000	173,257
1.65%, 10/1/2030	253,000	200,634
2.60%, 10/1/2040	277,000	194,094
2.95%, 3/1/2027	400,000	372,560
3.50%, 2/1/2025	529,000	512,458
3.65%, 3/1/2026	1,002,000	967,211
3.70%, 4/1/2024	681,000	669,825
4.00%, 9/1/2036	170,000	149,828
4.15%, 3/1/2047	550,000	455,356
4.50%, 2/1/2045	401,000	351,685
4.75%, 3/1/2046	598,000	540,664

See accompanying notes to financial statements.
29

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 4/1/2044	$ 337,000	$ 310,872
Illumina, Inc. 5.75%, 12/13/2027	250,000	253,290
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	453,000	350,726
2.80%, 9/15/2050	25,000	15,582
Royalty Pharma PLC:
1.20%, 9/2/2025	445,438	398,783
1.75%, 9/2/2027	250,000	212,350
2.15%, 9/2/2031	256,000	193,334
2.20%, 9/2/2030	105,000	82,044
3.30%, 9/2/2040	190,000	132,899
3.55%, 9/2/2050	525,000	338,567
		16,802,308
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	635,000	598,818
2.49%, 2/15/2027	115,000	103,733
2.70%, 2/15/2031	236,000	194,613
2.72%, 2/15/2030	732,000	616,886
3.38%, 4/5/2040	217,000	164,406
3.58%, 4/5/2050	377,000	270,030
Fortune Brands Home & Security, Inc. 3.25%, 9/15/2029	182,000	157,654
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	96,091
4.50%, 2/15/2047	248,000	205,532
4.63%, 7/2/2044	85,000	73,441
4.95%, 7/2/2064 (d)	286,000	239,199
5.13%, 9/14/2045	40,000	36,485
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	171,000	136,280
Lennox International, Inc. 1.35%, 8/1/2025	195,000	175,995
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	91,905
3.50%, 12/15/2027	361,000	335,116
4.25%, 7/2/2024	142,000	140,150
Series CB, 2.50%, 3/15/2030	347,000	286,376
Masco Corp.:
1.50%, 2/15/2028 (b)	125,000	103,655
2.00%, 10/1/2030	220,000	170,742
3.50%, 11/15/2027	120,000	111,001
4.50%, 5/15/2047	365,000	287,729
Mohawk Industries, Inc. 3.63%, 5/15/2030	216,000	186,006
Owens Corning:
3.40%, 8/15/2026	239,000	224,077
3.88%, 6/1/2030	131,000	116,530
Security Description	Principal Amount	Value
3.95%, 8/15/2029	$ 176,000	$ 159,509
4.20%, 12/1/2024	150,000	146,216
4.30%, 7/15/2047	126,000	98,044
Vulcan Materials Co.:
3.50%, 6/1/2030	225,000	198,337
3.90%, 4/1/2027	405,000	384,584
4.50%, 6/15/2047	224,000	187,217
		6,296,357
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	119,591
1.85%, 5/15/2027 (b)	548,000	488,098
2.05%, 5/15/2030	383,000	320,678
2.80%, 5/15/2050	107,000	74,329
Albemarle Corp. 5.45%, 12/1/2044	340,000	315,085
Cabot Corp.:
4.00%, 7/1/2029	205,000	182,596
5.00%, 6/30/2032	205,000	188,356
Celanese US Holdings LLC:
1.40%, 8/5/2026	312,000	262,835
3.50%, 5/8/2024	7,000	6,765
6.05%, 3/15/2025	520,000	518,523
6.17%, 7/15/2027	218,000	215,297
6.33%, 7/15/2029	790,000	768,931
CF Industries, Inc.:
4.95%, 6/1/2043	585,000	499,292
5.15%, 3/15/2034	192,000	181,442
5.38%, 3/15/2044	190,000	170,474
Dow Chemical Co.:
2.10%, 11/15/2030	225,000	180,907
3.60%, 11/15/2050	221,000	159,321
4.38%, 11/15/2042	375,000	310,054
4.63%, 10/1/2044	140,000	116,347
4.80%, 11/30/2028 (b)	106,000	104,497
5.25%, 11/15/2041	539,000	504,601
6.30%, 3/15/2033	175,000	184,385
6.90%, 5/15/2053	250,000	272,717
7.38%, 11/1/2029	418,000	464,624
9.40%, 5/15/2039	90,000	118,796
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	390,000	383,779
4.73%, 11/15/2028 (b)	541,000	533,799
5.32%, 11/15/2038	361,000	349,823
5.42%, 11/15/2048 (b)	366,000	349,442
Eastman Chemical Co.:
3.80%, 3/15/2025	75,000	72,767
4.50%, 12/1/2028	25,000	23,679
4.65%, 10/15/2044	589,000	487,804
4.80%, 9/1/2042	599,000	508,449
Ecolab, Inc.:
1.30%, 1/30/2031	190,000	144,957
2.70%, 11/1/2026	250,000	232,488
2.70%, 12/15/2051	457,000	286,201

See accompanying notes to financial statements.
30

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 8/18/2055	$ 258,000	$ 155,424
3.25%, 12/1/2027	103,000	96,180
4.80%, 3/24/2030	263,000	261,133
5.25%, 1/15/2028	750,000	764,467
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	125,000	115,439
FMC Corp.:
3.20%, 10/1/2026	120,000	111,814
3.45%, 10/1/2029	320,000	282,029
4.50%, 10/1/2049	120,000	95,492
Huntsman International LLC 4.50%, 5/1/2029	115,000	103,334
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	913,000	712,825
Linde, Inc.:
1.10%, 8/10/2030	190,250	146,129
3.20%, 1/30/2026	361,000	347,434
3.55%, 11/7/2042	186,000	149,312
4.70%, 12/5/2025 (b)	250,000	250,320
Lubrizol Corp. 6.50%, 10/1/2034	70,000	80,165
LYB International Finance B.V. 4.88%, 3/15/2044	126,000	104,444
LYB International Finance III LLC:
1.25%, 10/1/2025	75,429	67,428
2.25%, 10/1/2030	393,000	312,235
3.38%, 10/1/2040	200,000	142,044
3.63%, 4/1/2051	281,000	188,337
3.80%, 10/1/2060	250,000	162,598
4.20%, 10/15/2049	173,000	129,392
LyondellBasell Industries NV:
4.63%, 2/26/2055	239,000	187,799
5.75%, 4/15/2024	521,000	522,078
Mosaic Co.:
4.05%, 11/15/2027	256,000	241,741
4.88%, 11/15/2041	525,000	446,785
NewMarket Corp. 2.70%, 3/18/2031	415,000	327,281
Nutrien, Ltd.:
2.95%, 5/13/2030	225,000	192,834
3.00%, 4/1/2025	325,000	309,813
4.00%, 12/15/2026	628,000	609,882
4.13%, 3/15/2035	260,000	224,206
4.90%, 6/1/2043	140,000	123,539
5.00%, 4/1/2049	115,000	103,086
5.63%, 12/1/2040	150,000	144,998
5.88%, 12/1/2036	280,000	284,502
5.90%, 11/7/2024	85,000	86,057
5.95%, 11/7/2025	90,000	91,989
PPG Industries, Inc.:
1.20%, 3/15/2026	210,000	186,163
2.80%, 8/15/2029	90,000	77,607
3.75%, 3/15/2028	428,000	406,356
Security Description	Principal Amount	Value
RPM International, Inc.:
3.75%, 3/15/2027	$ 131,000	$ 122,130
4.25%, 1/15/2048	360,000	270,072
Sherwin-Williams Co.:
2.20%, 3/15/2032	449,000	354,822
2.30%, 5/15/2030	190,000	156,115
2.90%, 3/15/2052	150,000	93,936
2.95%, 8/15/2029	464,000	406,492
3.13%, 6/1/2024	234,000	227,382
3.45%, 8/1/2025	148,000	142,372
3.45%, 6/1/2027	269,000	252,400
3.80%, 8/15/2049	120,000	89,833
3.95%, 1/15/2026	100,000	97,412
Westlake Corp.:
0.88%, 8/15/2024	366,000	339,977
2.88%, 8/15/2041	201,000	131,991
3.13%, 8/15/2051	96,000	59,639
3.38%, 6/15/2030	150,000	128,886
3.60%, 8/15/2026	100,000	93,992
4.38%, 11/15/2047	135,000	101,964
		22,515,835
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	531,000	410,925
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	212,000	165,570
1.70%, 5/15/2028	125,000	108,523
3.38%, 9/15/2025	239,000	231,627
Block Financial LLC 3.88%, 8/15/2030	292,000	255,751
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	125,000	88,323
California Endowment Series 2021, 2.50%, 4/1/2051	605,000	374,658
California Institute of Technology:
3.65%, 9/1/2119	180,000	115,013
4.32%, 8/1/2045	389,000	338,975
4.70%, 11/1/2111	200,000	165,856
Case Western Reserve University 5.41%, 6/1/2122	195,000	181,136
Cintas Corp. No. 2 3.70%, 4/1/2027	526,000	506,601
Cleveland Clinic Foundation 4.86%, 1/1/2114	215,000	184,653
Duke University:
Series 2020, 2.68%, 10/1/2044	206,000	149,043

See accompanying notes to financial statements.
31

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 2.83%, 10/1/2055	$ 188,000	$ 126,652
Emory University Series 2020, 2.97%, 9/1/2050	187,000	125,692
Equifax, Inc.:
2.35%, 9/15/2031	263,000	203,912
2.60%, 12/1/2024	235,000	224,164
3.10%, 5/15/2030	260,000	218,543
5.10%, 12/15/2027	115,000	113,599
Ford Foundation Series 2020, 2.42%, 6/1/2050	25,000	15,812
George Washington University:
4.87%, 9/15/2045	412,000	378,006
Series 2014, 4.30%, 9/15/2044	255,000	215,335
Georgetown University:
Series A, 5.22%, 10/1/2118	180,000	157,559
Series B, 4.32%, 4/1/2049	135,000	112,074
Global Payments, Inc.:
1.20%, 3/1/2026	486,000	423,675
2.15%, 1/15/2027	200,000	174,664
2.65%, 2/15/2025	231,000	217,510
2.90%, 5/15/2030	283,000	232,227
2.90%, 11/15/2031	445,000	351,688
3.20%, 8/15/2029	337,000	287,667
4.15%, 8/15/2049	232,000	165,734
4.45%, 6/1/2028	250,000	232,593
4.80%, 4/1/2026	160,000	155,742
GXO Logistics, Inc. 1.65%, 7/15/2026	475,000	406,970
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	394,000	330,093
Series A, 2.81%, 1/1/2060	396,000	248,688
Series A, 4.71%, 7/1/2032	150,000	149,183
Leland Stanford Junior University:
2.41%, 6/1/2050	305,000	193,608
3.65%, 5/1/2048	175,000	145,348
Massachusetts Institute of Technology:
3.07%, 4/1/2052	270,000	199,430
3.89%, 7/1/2116	269,000	194,950
4.68%, 7/1/2114	125,000	108,598
Series F, 2.99%, 7/1/2050	255,000	186,260
Moody's Corp.:
2.00%, 8/19/2031	168,000	133,098
2.75%, 8/19/2041	150,000	104,799
3.10%, 11/29/2061	300,000	189,264
3.25%, 1/15/2028	249,000	230,158
3.75%, 2/25/2052	435,000	334,946
4.25%, 8/8/2032	200,000	187,040
4.88%, 2/15/2024 (b)	173,000	172,422
Security Description	Principal Amount	Value
4.88%, 12/17/2048	$ 172,000	$ 155,620
5.25%, 7/15/2044	144,000	138,319
Northwestern University:
4.64%, 12/1/2044	475,000	453,178
Series 2017, 3.66%, 12/1/2057	315,000	243,993
Novant Health, Inc. 2.64%, 11/1/2036	145,000	107,085
PayPal Holdings, Inc.:
1.65%, 6/1/2025	189,000	175,246
2.30%, 6/1/2030	305,000	250,378
2.40%, 10/1/2024	498,000	477,069
2.65%, 10/1/2026	230,000	212,444
2.85%, 10/1/2029	409,000	356,133
3.25%, 6/1/2050	247,000	169,854
3.90%, 6/1/2027	25,000	24,077
4.40%, 6/1/2032	239,000	225,138
President and Fellows of Harvard College:
3.15%, 7/15/2046	325,000	248,524
3.30%, 7/15/2056	637,500	474,950
Quanta Services, Inc.:
2.35%, 1/15/2032	110,000	83,609
2.90%, 10/1/2030	301,000	247,828
3.05%, 10/1/2041	180,000	117,904
RELX Capital, Inc. 3.00%, 5/22/2030	608,000	517,748
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	135,000	85,583
S&P Global, Inc.:
1.25%, 8/15/2030	289,000	222,267
2.30%, 8/15/2060	215,000	118,325
2.45%, 3/1/2027 (e)	100,000	91,349
2.90%, 3/1/2032 (e)	400,000	341,284
3.25%, 12/1/2049	396,000	289,298
3.70%, 3/1/2052 (e)	211,000	164,396
4.25%, 5/1/2029 (e)	610,000	582,141
4.75%, 8/1/2028 (e)	450,000	444,829
Thomas Jefferson University 3.85%, 11/1/2057	100,000	72,693
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	125,000	96,519
Trustees of Boston College 3.13%, 7/1/2052	755,000	530,335
Trustees of Boston University Series CC, 4.06%, 10/1/2048	445,000	367,170
Trustees of Princeton University:
5.70%, 3/1/2039	95,000	102,592
Series 2020, 2.52%, 7/1/2050	106,000	71,643

See accompanying notes to financial statements.
32

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	$ 325,000	$ 215,205
University of Chicago:
3.00%, 10/1/2052	476,000	335,770
4.00%, 10/1/2053	190,000	160,206
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	350,000	279,731
Series 2017, 3.39%, 2/15/2048	644,000	495,281
University of Southern California:
2.81%, 10/1/2050	418,000	278,743
3.03%, 10/1/2039	140,000	109,602
Series 21A, 2.95%, 10/1/2051	165,000	111,497
Verisk Analytics, Inc.:
3.63%, 5/15/2050	200,000	138,476
4.00%, 6/15/2025	143,000	139,126
William Marsh Rice University 3.77%, 5/15/2055	145,000	116,528
Yale University:
Series 2020, 0.87%, 4/15/2025	270,000	248,438
Series 2020, 1.48%, 4/15/2030	325,000	259,672
		22,072,153
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	413,000	372,373
0.70%, 2/8/2026	877,000	779,320
1.13%, 5/11/2025	627,000	577,762
1.20%, 2/8/2028	700,000	594,314
1.25%, 8/20/2030	230,000	180,750
1.40%, 8/5/2028	626,000	530,429
1.65%, 5/11/2030	647,000	530,391
1.65%, 2/8/2031	685,000	551,384
1.70%, 8/5/2031 (b)	360,000	287,903
1.80%, 9/11/2024	224,000	213,333
2.05%, 9/11/2026	637,000	581,919
2.20%, 9/11/2029	887,000	766,279
2.40%, 8/20/2050	505,000	319,170
2.45%, 8/4/2026	997,000	925,754
2.65%, 5/11/2050	641,000	426,278
2.65%, 2/8/2051	805,000	537,185
2.70%, 8/5/2051	585,000	390,669
2.75%, 1/13/2025	451,000	434,399
2.80%, 2/8/2061	850,000	545,402
2.85%, 5/11/2024	376,000	366,209
2.95%, 9/11/2049	559,000	399,171
3.00%, 2/9/2024	1,005,000	985,433
3.00%, 6/20/2027	502,000	473,075
3.00%, 11/13/2027	538,000	502,653
Security Description	Principal Amount	Value
3.20%, 5/11/2027	$ 696,000	$ 660,664
3.25%, 2/23/2026	217,000	208,550
3.35%, 2/9/2027	1,085,000	1,038,660
3.35%, 8/8/2032	500,000	454,145
3.45%, 5/6/2024	664,000	652,679
3.45%, 2/9/2045	236,000	189,930
3.75%, 9/12/2047	468,000	390,649
3.75%, 11/13/2047	502,000	419,165
3.85%, 5/4/2043	938,000	814,972
3.85%, 8/4/2046	528,000	449,613
3.95%, 8/8/2052	785,000	670,335
4.25%, 2/9/2047	347,000	320,715
4.38%, 5/13/2045	874,000	807,427
4.50%, 2/23/2036	370,000	366,555
4.65%, 2/23/2046	998,000	948,958
CGI, Inc.:
1.45%, 9/14/2026	510,000	450,315
2.30%, 9/14/2031	450,000	339,885
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	146,000	98,055
3.45%, 12/15/2051 (e)	162,000	100,216
4.00%, 7/15/2024	298,000	292,463
4.90%, 10/1/2026	503,000	495,525
5.30%, 10/1/2029	355,500	346,989
5.85%, 7/15/2025	590,000	597,357
6.02%, 6/15/2026	1,427,000	1,456,810
8.10%, 7/15/2036	383,000	429,431
8.35%, 7/15/2046	143,000	164,041
DXC Technology Co.:
1.80%, 9/15/2026	200,000	173,938
2.38%, 9/15/2028 (b)	200,000	168,174
Fortinet, Inc. 1.00%, 3/15/2026	400,000	349,692
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	495,000	472,626
1.75%, 4/1/2026	165,000	148,302
4.90%, 10/15/2025	1,280,000	1,267,238
HP, Inc.:
2.20%, 6/17/2025	25,000	23,397
3.00%, 6/17/2027	461,000	421,073
3.40%, 6/17/2030	253,000	214,094
4.20%, 4/15/2032	354,000	304,058
4.75%, 1/15/2028	25,000	24,282
6.00%, 9/15/2041	152,000	145,715
International Business Machines Corp.:
1.95%, 5/15/2030	303,000	246,942
2.20%, 2/9/2027 (b)	145,000	130,432
2.72%, 2/9/2032	305,000	255,733
2.85%, 5/15/2040	180,000	130,333
2.95%, 5/15/2050	150,000	97,893
3.00%, 5/15/2024	1,195,000	1,163,309
3.30%, 5/15/2026	1,644,000	1,564,841

See accompanying notes to financial statements.
33

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 1/27/2027	$ 150,000	$ 141,253
3.43%, 2/9/2052	150,000	105,883
3.45%, 2/19/2026	351,000	337,146
3.50%, 5/15/2029	476,000	437,349
3.63%, 2/12/2024	871,000	857,804
4.00%, 7/27/2025	200,000	196,528
4.00%, 6/20/2042	283,000	234,862
4.15%, 5/15/2039	664,000	571,691
4.25%, 5/15/2049 (b)	828,000	687,215
4.90%, 7/27/2052	150,000	137,155
6.22%, 8/1/2027	50,000	52,894
7.00%, 10/30/2025	365,000	386,816
7.13%, 12/1/2096	153,000	189,549
Leidos, Inc.:
2.30%, 2/15/2031	190,000	145,401
3.63%, 5/15/2025	110,000	105,719
4.38%, 5/15/2030	341,000	307,865
NetApp, Inc.:
1.88%, 6/22/2025	387,000	356,648
2.70%, 6/22/2030	218,000	178,791
3.30%, 9/29/2024	131,000	126,822
Teledyne FLIR LLC 2.50%, 8/1/2030	85,000	68,726
Western Digital Corp.:
2.85%, 2/1/2029	535,000	413,769
3.10%, 2/1/2032	116,000	83,413
		38,861,030
CONSTRUCTION MATERIALS — 0.0% (a)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/1/2032 (b)	100,000	98,286
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.25%, 3/15/2024	231,000	227,327
Series MTN, 3.70%, 8/1/2047	148,000	126,206
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	155,000	125,263
2.38%, 12/1/2029 (b)	145,000	124,498
3.13%, 12/1/2049 (b)	245,000	176,910
3.15%, 3/15/2027	180,000	170,554
4.15%, 3/15/2047	477,000	409,147
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025	820,000	780,935
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027	659,000	614,010
3.63%, 3/24/2032	725,000	638,747
4.00%, 3/24/2052	200,000	156,266
Procter & Gamble Co.:
0.55%, 10/29/2025	150,000	134,591
Security Description	Principal Amount	Value
1.20%, 10/29/2030	$ 360,000	$ 282,632
1.90%, 2/1/2027	100,000	91,021
1.95%, 4/23/2031	200,000	167,046
2.45%, 11/3/2026	316,000	292,765
2.80%, 3/25/2027	100,000	93,812
3.00%, 3/25/2030	2,045,000	1,863,261
3.55%, 3/25/2040	200,000	172,150
Unilever Capital Corp.:
0.63%, 8/12/2024	143,000	133,864
1.75%, 8/12/2031	175,000	138,115
2.00%, 7/28/2026	187,000	170,738
2.60%, 5/5/2024	294,000	285,256
2.90%, 5/5/2027	691,000	645,788
3.25%, 3/7/2024	140,000	137,491
3.50%, 3/22/2028	287,000	270,609
5.90%, 11/15/2032	753,000	813,413
		9,242,415
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	117,765
4.20%, 5/15/2047	125,000	105,085
4.60%, 6/15/2045	172,000	156,363
		379,213
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	733,000	676,881
1.75%, 1/30/2026	245,000	215,923
2.45%, 10/29/2026	880,000	769,613
2.88%, 8/14/2024	118,000	111,642
3.00%, 10/29/2028	900,000	755,361
3.15%, 2/15/2024	585,000	567,380
3.30%, 1/30/2032	1,332,000	1,040,705
3.40%, 10/29/2033	371,000	282,175
3.50%, 1/15/2025	300,000	286,455
3.85%, 10/29/2041	293,000	206,961
4.45%, 10/1/2025	117,000	112,627
4.45%, 4/3/2026	180,000	172,570
4.63%, 10/15/2027	980,000	912,311
4.88%, 1/16/2024	310,000	307,046
6.50%, 7/15/2025	290,000	294,599
Series 3NC1, 1.75%, 10/29/2024	474,000	437,109
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	500,000	417,405
Air Lease Corp.:
0.80%, 8/18/2024	110,000	101,408
1.88%, 8/15/2026	350,000	304,668
2.88%, 1/15/2032	109,000	86,950
3.13%, 12/1/2030	150,000	124,204
3.25%, 3/1/2025	348,000	330,464
3.25%, 10/1/2029	143,000	121,716

See accompanying notes to financial statements.
34

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 7/1/2025	$ 165,000	$ 155,608
4.63%, 10/1/2028	336,000	314,704
5.85%, 12/15/2027 (b)	250,000	250,080
Series GMTN, 3.75%, 6/1/2026	596,000	558,339
Series MTN, 0.70%, 2/15/2024	745,000	704,092
Series MTN, 2.30%, 2/1/2025	100,000	93,230
Series MTN, 2.88%, 1/15/2026	163,000	150,927
Series MTN, 3.00%, 2/1/2030	334,000	279,428
Series MTN, 4.25%, 2/1/2024	550,000	540,468
Aircastle, Ltd.:
4.13%, 5/1/2024	114,000	110,188
4.25%, 6/15/2026	248,000	233,487
Ally Financial, Inc.:
2.20%, 11/2/2028	125,000	97,784
3.88%, 5/21/2024	200,000	194,944
4.63%, 3/30/2025	157,000	153,267
5.13%, 9/30/2024	351,000	348,024
7.10%, 11/15/2027	400,000	407,812
8.00%, 11/1/2031	439,000	452,828
American Express Co.:
2.50%, 7/30/2024	698,000	671,678
2.55%, 3/4/2027	715,000	651,122
3.00%, 10/30/2024	467,000	452,065
3.13%, 5/20/2026	366,000	345,006
3.30%, 5/3/2027	482,000	450,901
3.40%, 2/22/2024	537,000	527,431
3.63%, 12/5/2024	273,000	265,976
3.95%, 8/1/2025	690,000	676,200
4.05%, 5/3/2029 (b)	470,000	448,916
4.20%, 11/6/2025	428,000	422,988
5.85%, 11/5/2027	180,000	187,009
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	300,000	284,355
SOFR + 2.26%, 4.99%, 5/26/2033 (b) (c)	303,000	292,019
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	123,000	114,335
3.00%, 4/2/2025	256,000	245,261
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	50,000	42,421
BGC Partners, Inc. 3.75%, 10/1/2024	100,000	95,598
BlackRock, Inc.:
1.90%, 1/28/2031	230,000	186,107
2.40%, 4/30/2030	267,000	227,954
3.20%, 3/15/2027	268,000	253,756
3.25%, 4/30/2029	269,000	248,529
3.50%, 3/18/2024	369,000	363,225
Security Description	Principal Amount	Value
Brookfield Finance I UK PLC 2.34%, 1/30/2032	$ 250,000	$ 190,130
Brookfield Finance LLC 3.45%, 4/15/2050	279,000	176,917
Brookfield Finance, Inc.:
2.72%, 4/15/2031	150,000	120,054
3.63%, 2/15/2052	150,000	97,902
3.90%, 1/25/2028	366,000	336,574
4.25%, 6/2/2026	100,000	96,419
4.35%, 4/15/2030	283,000	256,545
4.70%, 9/20/2047	224,000	179,117
4.85%, 3/29/2029	558,000	532,901
Capital One Financial Corp.:
3.30%, 10/30/2024	545,000	525,996
3.65%, 5/11/2027	137,000	128,965
3.75%, 4/24/2024	25,000	24,534
3.75%, 7/28/2026	343,000	323,809
3.75%, 3/9/2027	642,000	609,650
3.80%, 1/31/2028 (b)	353,000	330,666
3.90%, 1/29/2024	550,000	543,070
4.20%, 10/29/2025	117,760	113,823
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	167,000	146,035
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	710,000	665,696
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	375,000	270,075
SOFR + 1.37%, 4.17%, 5/9/2025 (c)	1,000,000	976,750
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	569,000	487,582
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	400,000	387,468
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	650,000	620,054
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	209,000	162,606
3.00%, 3/16/2032	400,000	333,524
Charles Schwab Corp:
2.75%, 10/1/2029	239,000	208,095
3.63%, 4/1/2025	155,000	150,945
Charles Schwab Corp.:
0.75%, 3/18/2024	881,000	837,399
0.90%, 3/11/2026	621,000	550,107
1.15%, 5/13/2026	266,000	236,469
1.65%, 3/11/2031	275,000	213,900
2.00%, 3/20/2028	550,000	482,735
2.30%, 5/13/2031	200,000	163,402
2.45%, 3/3/2027	105,000	95,967
2.90%, 3/3/2032 (b)	315,000	267,662
3.00%, 3/10/2025	168,000	161,483
3.20%, 1/25/2028	178,000	165,983
3.25%, 5/22/2029	222,000	201,103
3.45%, 2/13/2026	148,000	143,220
4.63%, 3/22/2030	147,000	144,263

See accompanying notes to financial statements.
35

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CI Financial Corp. 3.20%, 12/17/2030	$ 572,000	$ 434,697
CME Group, Inc.:
3.00%, 3/15/2025	377,000	364,623
3.75%, 6/15/2028	274,000	264,136
5.30%, 9/15/2043	178,000	183,278
Credit Suisse USA, Inc. 7.13%, 7/15/2032	49,000	49,504
Discover Financial Services:
3.75%, 3/4/2025	287,000	276,392
3.95%, 11/6/2024	25,000	24,341
4.10%, 2/9/2027	339,000	319,060
6.70%, 11/29/2032	775,000	788,663
Franklin Resources, Inc.:
1.60%, 10/30/2030	250,000	192,210
2.85%, 3/30/2025	195,000	185,847
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	528,000	397,272
2.10%, 6/15/2030	374,000	305,214
2.65%, 9/15/2040	119,000	82,789
3.00%, 6/15/2050	490,000	327,923
3.00%, 9/15/2060	190,000	118,524
3.10%, 9/15/2027 (b)	276,000	256,167
3.65%, 5/23/2025	595,000	582,303
3.75%, 12/1/2025	448,000	436,213
3.75%, 9/21/2028 (b)	342,000	323,580
4.00%, 9/15/2027	340,000	328,443
4.25%, 9/21/2048	271,000	226,933
4.35%, 6/15/2029	415,000	401,488
4.60%, 3/15/2033	168,000	161,137
4.95%, 6/15/2052	475,000	440,748
5.20%, 6/15/2062	285,000	270,536
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	144,003
4.00%, 1/30/2024	100,000	99,201
5.38%, 11/30/2043	125,000	116,091
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	580,000	445,527
2.75%, 10/15/2032	300,000	225,273
4.15%, 1/23/2030	463,000	413,704
4.85%, 1/15/2027	159,000	156,283
Lazard Group LLC:
3.63%, 3/1/2027	125,000	115,820
4.38%, 3/11/2029	306,000	282,667
Legg Mason, Inc. 5.63%, 1/15/2044	99,000	96,862
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	148,620
2.00%, 3/3/2025	417,000	395,133
2.00%, 11/18/2031 (b)	200,000	161,186
2.95%, 11/21/2026	201,000	189,660
2.95%, 3/15/2051	262,000	186,261
3.30%, 3/26/2027	15,000	14,295
3.35%, 3/26/2030	299,000	273,965
Security Description	Principal Amount	Value
3.38%, 4/1/2024	$ 461,000	$ 452,624
3.50%, 2/26/2028	215,000	204,145
3.65%, 6/1/2049	189,000	154,014
3.80%, 11/21/2046	247,000	207,191
3.85%, 3/26/2050	294,000	246,551
3.95%, 2/26/2048	265,000	226,996
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	930,000	905,727
Nasdaq, Inc.:
1.65%, 1/15/2031	221,000	169,072
3.85%, 6/30/2026	190,000	183,390
3.95%, 3/7/2052	143,000	109,441
Nomura Holdings, Inc.:
1.65%, 7/14/2026	372,000	324,659
1.85%, 7/16/2025	358,000	325,887
2.17%, 7/14/2028	395,000	326,539
2.33%, 1/22/2027 (b)	225,000	197,237
2.61%, 7/14/2031	235,000	181,307
2.65%, 1/16/2025	446,000	421,234
2.68%, 7/16/2030	426,000	340,826
2.71%, 1/22/2029	410,000	341,956
3.00%, 1/22/2032 (b)	152,000	119,512
3.10%, 1/16/2030	316,000	263,019
ORIX Corp.:
3.70%, 7/18/2027	168,000	157,260
4.05%, 1/16/2024	300,000	295,698
5.00%, 9/13/2027	250,000	248,717
5.20%, 9/13/2032	250,000	244,332
Private Export Funding Corp.:
1.75%, 11/15/2024	938,000	885,519
Series GG, 2.45%, 7/15/2024	497,000	477,354
Series PP, 1.40%, 7/15/2028	403,000	341,107
Raymond James Financial, Inc.:
3.75%, 4/1/2051	245,000	178,005
4.95%, 7/15/2046	266,000	238,240
Stifel Financial Corp. 4.00%, 5/15/2030	739,000	640,587
Synchrony Financial:
2.88%, 10/28/2031	130,000	96,881
3.70%, 8/4/2026	313,000	288,617
3.95%, 12/1/2027	820,250	732,213
4.25%, 8/15/2024	283,000	276,593
4.38%, 3/19/2024	310,000	304,352
5.15%, 3/19/2029	283,000	266,977
Visa, Inc.:
0.75%, 8/15/2027	235,000	200,502
1.10%, 2/15/2031	298,000	229,198
1.90%, 4/15/2027	870,000	785,036
2.05%, 4/15/2030	401,000	339,791
2.75%, 9/15/2027	821,000	761,198
3.15%, 12/14/2025	579,000	558,422
3.65%, 9/15/2047 (b)	240,000	198,163

See accompanying notes to financial statements.
36

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 12/14/2035	$ 612,000	$ 577,000
4.30%, 12/14/2045	1,057,000	966,204
Western Union Co.:
1.35%, 3/15/2026	1,000	876
2.75%, 3/15/2031	240,000	181,586
2.85%, 1/10/2025	241,000	230,078
6.20%, 11/17/2036	196,000	194,328
		61,596,563
ELECTRIC — 1.9%
AEP Texas, Inc.:
3.95%, 6/1/2028	292,000	273,671
4.70%, 5/15/2032	25,000	23,950
Series I, 2.10%, 7/1/2030	350,000	283,314
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	13,876
3.80%, 6/15/2049	254,000	198,956
4.00%, 12/1/2046	527,000	416,146
Series M, 3.65%, 4/1/2050	253,000	193,998
Series N, 2.75%, 8/15/2051	180,000	114,595
AES Corp.:
1.38%, 1/15/2026	320,000	285,130
2.45%, 1/15/2031	243,000	192,612
Alabama Power Co.:
3.13%, 7/15/2051	250,000	172,630
3.45%, 10/1/2049	350,000	252,826
3.75%, 9/1/2027	500,000	480,250
3.75%, 3/1/2045	200,000	155,544
3.85%, 12/1/2042	139,000	111,502
3.94%, 9/1/2032	250,000	229,388
4.30%, 1/2/2046	560,000	466,530
Series 20-A, 1.45%, 9/15/2030	200,000	155,740
Ameren Corp.:
1.75%, 3/15/2028	125,000	106,029
1.95%, 3/15/2027	178,000	156,644
2.50%, 9/15/2024	474,000	452,883
3.50%, 1/15/2031	245,000	216,276
3.65%, 2/15/2026	200,000	191,206
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	86,547
3.70%, 12/1/2047	244,000	193,951
5.90%, 12/1/2052	300,000	329,976
American Electric Power Co., Inc.:
2.03%, 3/15/2024	305,000	293,648
2.30%, 3/1/2030	410,000	335,651
3.20%, 11/13/2027	274,000	251,666
5.95%, 11/1/2032	250,000	261,212
Series J, 4.30%, 12/1/2028	338,000	322,844
Series N, 1.00%, 11/1/2025	131,000	117,115
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	380,000	312,520
Security Description	Principal Amount	Value
Series Y, 4.50%, 3/1/2049	$ 150,000	$ 124,185
Arizona Public Service Co.:
2.20%, 12/15/2031	150,000	114,437
2.60%, 8/15/2029	200,000	167,490
3.15%, 5/15/2025 (b)	365,000	348,491
3.35%, 5/15/2050	285,000	189,092
3.50%, 12/1/2049	175,000	119,483
3.75%, 5/15/2046	135,000	94,774
4.25%, 3/1/2049	275,000	209,798
6.35%, 12/15/2032	250,000	262,957
Atlantic City Electric Co. 2.30%, 3/15/2031	145,000	117,737
Avangrid, Inc.:
3.15%, 12/1/2024	147,000	140,907
3.20%, 4/15/2025	312,469	298,702
3.80%, 6/1/2029	227,000	206,227
Avista Corp. 4.35%, 6/1/2048	200,000	167,352
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	128,000	85,120
3.50%, 8/15/2046	31,000	23,286
3.75%, 8/15/2047	400,000	308,908
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	81,232
3.25%, 4/15/2028	425,000	393,809
3.50%, 2/1/2025	195,000	191,291
3.70%, 7/15/2030	200,000	183,088
3.80%, 7/15/2048	259,000	200,274
4.05%, 4/15/2025	660,000	650,509
4.45%, 1/15/2049	220,000	190,346
5.15%, 11/15/2043	110,000	104,905
6.13%, 4/1/2036	915,000	961,253
Black Hills Corp.:
1.04%, 8/23/2024	300,000	280,008
2.50%, 6/15/2030	218,000	175,307
3.15%, 1/15/2027	50,000	46,176
4.35%, 5/1/2033	246,000	217,083
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	405,000	333,145
4.45%, 10/1/2032	400,000	386,804
Series AA, 3.00%, 2/1/2027	213,000	200,665
Series AD, 2.90%, 7/1/2050	120,000	80,860
Series AE, 2.35%, 4/1/2031	140,000	116,276
Series AF, 3.35%, 4/1/2051	205,000	152,200
Series AG, 3.00%, 3/1/2032	100,000	86,474
Series K2, 6.95%, 3/15/2033	176,000	197,708
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	150,000	143,909
2.65%, 6/1/2031	325,000	267,839

See accompanying notes to financial statements.
37

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 3/1/2030	$ 150,000	$ 128,942
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	252,000	237,520
4.97%, 5/1/2046	423,000	357,862
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	105,000	105,456
CMS Energy Corp.:
3.00%, 5/15/2026	195,000	181,695
3.45%, 8/15/2027	155,000	143,559
4.88%, 3/1/2044	207,000	188,358
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	234,000	203,091
Commonwealth Edison Co.:
2.55%, 6/15/2026	200,000	185,760
3.65%, 6/15/2046	261,000	197,627
3.70%, 8/15/2028	140,000	131,898
4.00%, 3/1/2048 (b)	235,000	193,565
4.00%, 3/1/2049	338,000	274,517
5.90%, 3/15/2036	175,000	182,964
6.45%, 1/15/2038	160,000	175,923
Series 122, 2.95%, 8/15/2027	25,000	23,139
Series 123, 3.75%, 8/15/2047	670,000	523,638
Series 127, 3.20%, 11/15/2049	395,000	281,125
Series 130, 3.13%, 3/15/2051	434,000	302,446
Series 131, 2.75%, 9/1/2051	255,000	164,047
Connecticut Light & Power Co.:
4.00%, 4/1/2048	158,000	131,993
Series A, 0.75%, 12/1/2025	365,000	326,832
Series A, 3.20%, 3/15/2027	116,000	109,034
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	120,000	95,903
4.45%, 3/15/2044	317,000	273,042
4.50%, 12/1/2045	532,000	455,333
4.50%, 5/15/2058	340,000	284,396
4.63%, 12/1/2054	250,000	213,670
5.70%, 6/15/2040	200,000	198,260
6.15%, 11/15/2052	180,000	195,124
Series 06-A, 5.85%, 3/15/2036	248,000	250,567
Series 09-C, 5.50%, 12/1/2039	158,000	154,685
Series 12-A, 4.20%, 3/15/2042	175,000	146,484
Series 2017, 3.88%, 6/15/2047	465,000	359,677
Security Description	Principal Amount	Value
Series 20A, 3.35%, 4/1/2030	$ 380,000	$ 340,959
Series A, 4.13%, 5/15/2049	320,000	260,435
Series B, 3.13%, 11/15/2027	512,000	470,420
Series C, 3.00%, 12/1/2060	110,000	68,866
Series C, 4.30%, 12/1/2056	425,000	343,923
Series E, 4.65%, 12/1/2048	200,000	175,458
Constellation Energy Generation LLC:
3.25%, 6/1/2025	165,000	158,012
6.25%, 10/1/2039	354,000	362,121
Consumers Energy Co.:
2.50%, 5/1/2060	330,000	187,506
3.10%, 8/15/2050	182,000	127,205
3.25%, 8/15/2046	25,000	18,169
3.50%, 8/1/2051	200,000	152,550
3.95%, 5/15/2043	75,000	62,079
4.05%, 5/15/2048	105,000	87,539
Dayton Power & Light Co. 3.95%, 6/15/2049	415,000	322,791
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	200,000	209,748
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	636,000	612,843
3.90%, 10/1/2025	195,000	190,074
4.25%, 6/1/2028	308,000	293,650
4.35%, 8/15/2032	250,000	232,268
4.70%, 12/1/2044	307,000	261,426
4.85%, 8/15/2052	150,000	130,274
5.38%, 11/15/2032	250,000	248,400
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	119,000	111,730
Series A, 1.45%, 4/15/2026	155,000	138,121
Series A, 3.30%, 3/15/2025	285,000	273,660
Series B, 3.30%, 4/15/2041	209,000	154,704
Series B, 5.95%, 6/15/2035	277,000	278,548
Series C, 2.25%, 8/15/2031	184,000	146,162
Series C, 3.38%, 4/1/2030	403,000	355,055
Series C, 4.05%, 9/15/2042	269,000	210,961
Series C, 4.90%, 8/1/2041	270,000	238,604
Series D, 2.85%, 8/15/2026	341,000	314,961
Series F, 5.25%, 8/1/2033	159,000	155,698

See accompanying notes to financial statements.
38

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DTE Electric Co.:
2.25%, 3/1/2030	$ 459,000	$ 387,015
3.70%, 3/15/2045	225,000	178,720
3.70%, 6/1/2046	200,000	155,748
3.75%, 8/15/2047	150,000	118,260
3.95%, 3/1/2049	512,000	421,361
Series A, 1.90%, 4/1/2028	345,000	299,619
Series A, 3.00%, 3/1/2032	250,000	215,880
Series A, 4.05%, 5/15/2048	289,000	240,850
Series B, 3.65%, 3/1/2052	95,000	74,016
DTE Energy Co.:
2.85%, 10/1/2026	200,000	184,300
Series C, 2.53%, 10/1/2024 (d)	365,000	348,411
Series C, 3.40%, 6/15/2029	420,000	373,552
Series F, 1.05%, 6/1/2025	20,000	18,121
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	200,000	171,926
2.45%, 2/1/2030	250,000	213,238
2.55%, 4/15/2031	217,000	181,360
2.85%, 3/15/2032	210,000	177,421
2.95%, 12/1/2026	142,000	133,872
3.20%, 8/15/2049	155,000	109,320
3.55%, 3/15/2052	198,000	149,577
3.70%, 12/1/2047	150,000	115,761
3.75%, 6/1/2045	461,000	358,202
3.88%, 3/15/2046	350,000	276,472
4.00%, 9/30/2042	246,000	203,346
4.25%, 12/15/2041	152,000	131,541
5.30%, 2/15/2040	100,000	99,010
6.05%, 4/15/2038	184,000	194,208
6.10%, 6/1/2037	108,000	112,628
Duke Energy Corp.:
0.90%, 9/15/2025	655,000	586,330
2.45%, 6/1/2030	736,000	605,934
2.55%, 6/15/2031	379,000	309,294
3.40%, 6/15/2029	285,000	255,713
3.75%, 4/15/2024	746,000	732,833
3.75%, 9/1/2046	398,500	296,926
3.95%, 8/15/2047	355,000	269,775
4.20%, 6/15/2049	445,000	353,045
4.50%, 8/15/2032	20,000	18,794
4.80%, 12/15/2045	324,000	284,683
5.00%, 12/8/2025	115,000	114,745
5.00%, 12/8/2027	125,000	124,324
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	364,000	267,282
Duke Energy Florida LLC:
1.75%, 6/15/2030	285,000	227,085
3.20%, 1/15/2027	150,000	141,777
3.80%, 7/15/2028	249,000	236,433
3.85%, 11/15/2042	380,000	305,569
4.20%, 7/15/2048	263,000	221,378
Security Description	Principal Amount	Value
5.65%, 4/1/2040	$ 375,000	$ 378,566
5.95%, 11/15/2052	105,000	112,374
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	410,704	369,819
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	160,790
6.35%, 8/15/2038	201,000	217,520
Series WWW, 4.90%, 7/15/2043	127,000	117,408
Series YYY, 3.25%, 10/1/2049	150,000	104,610
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	425,000	347,654
3.65%, 2/1/2029	315,000	293,363
3.70%, 6/15/2046	228,000	168,811
4.30%, 2/1/2049	205,000	168,930
Duke Energy Progress LLC:
2.00%, 8/15/2031	250,000	197,855
2.90%, 8/15/2051	100,000	65,882
3.40%, 4/1/2032	250,000	221,223
3.60%, 9/15/2047	369,000	278,089
4.10%, 3/15/2043	125,000	104,858
4.15%, 12/1/2044	235,000	196,594
4.20%, 8/15/2045	272,000	228,170
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	200,000	160,800
Edison International:
3.55%, 11/15/2024	376,000	363,107
4.95%, 4/15/2025	206,000	203,400
5.75%, 6/15/2027	200,000	200,670
6.95%, 11/15/2029	100,000	104,770
Emera US Finance L.P. 4.75%, 6/15/2046	480,000	373,440
Enel Chile SA 4.88%, 6/12/2028	251,000	244,444
Entergy Arkansas LLC:
2.65%, 6/15/2051	265,000	162,607
3.35%, 6/15/2052	165,000	115,629
4.20%, 4/1/2049	150,000	123,915
Entergy Corp.:
0.90%, 9/15/2025	169,000	150,596
1.90%, 6/15/2028 (b)	230,000	194,665
2.40%, 6/15/2031	344,000	272,675
2.80%, 6/15/2030	141,000	118,681
2.95%, 9/1/2026	147,000	136,828
Entergy Louisiana LLC:
0.95%, 10/1/2024	176,000	163,977
1.60%, 12/15/2030	121,000	92,861
2.35%, 6/15/2032	291,000	231,560
2.90%, 3/15/2051	160,000	103,834
3.10%, 6/15/2041	100,000	74,270
3.12%, 9/1/2027	535,000	493,719

See accompanying notes to financial statements.
39

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2033	$ 635,000	$ 572,433
4.20%, 4/1/2050	248,000	201,974
4.95%, 1/15/2045	233,000	207,929
5.40%, 11/1/2024	177,000	178,536
Entergy Mississippi LLC:
3.50%, 6/1/2051	295,000	213,610
3.85%, 6/1/2049	215,000	165,273
Entergy Texas, Inc.:
1.75%, 3/15/2031	385,000	301,393
3.55%, 9/30/2049	155,000	112,063
4.00%, 3/30/2029 (b)	163,000	153,981
4.50%, 3/30/2039	250,000	218,255
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	270,000	187,885
4.13%, 3/1/2042	195,000	161,918
4.25%, 12/1/2045	115,000	93,626
Evergy Metro, Inc.:
4.20%, 6/15/2047	145,000	117,776
5.30%, 10/1/2041	200,000	191,680
Series 2019, 4.13%, 4/1/2049	250,000	201,230
Evergy, Inc.:
2.45%, 9/15/2024	340,000	323,044
2.90%, 9/15/2029	244,000	210,933
Eversource Energy:
2.90%, 3/1/2027	150,000	138,234
3.38%, 3/1/2032	100,000	86,959
3.45%, 1/15/2050	135,000	98,735
4.20%, 6/27/2024	400,000	395,364
Series M, 3.30%, 1/15/2028	180,000	166,037
Series O, 4.25%, 4/1/2029	275,000	259,878
Series Q, 0.80%, 8/15/2025	305,000	272,097
Series R, 1.65%, 8/15/2030	95,000	73,894
Exelon Corp.:
2.75%, 3/15/2027	135,000	123,806
3.35%, 3/15/2032	250,000	217,123
3.40%, 4/15/2026	175,000	166,313
3.95%, 6/15/2025	380,000	371,154
4.10%, 3/15/2052	105,000	83,468
5.10%, 6/15/2045	271,000	251,737
Florida Power & Light Co.:
2.45%, 2/3/2032	316,000	264,163
2.85%, 4/1/2025	630,000	603,666
3.15%, 10/1/2049	200,000	145,286
3.25%, 6/1/2024	212,000	207,105
3.70%, 12/1/2047	125,000	100,840
3.95%, 3/1/2048	635,000	527,304
3.99%, 3/1/2049	129,000	108,873
4.05%, 10/1/2044	500,000	424,540
5.65%, 2/1/2037	193,000	196,943
5.69%, 3/1/2040	115,000	119,225
5.95%, 2/1/2038	320,000	340,416
Security Description	Principal Amount	Value
5.96%, 4/1/2039	$ 140,000	$ 149,275
Fortis, Inc. 3.06%, 10/4/2026	250,000	232,225
Georgia Power Co.:
3.25%, 3/30/2027	199,000	183,983
4.30%, 3/15/2042	231,000	198,009
4.30%, 3/15/2043	250,000	208,525
5.13%, 5/15/2052 (b)	100,000	94,234
Series A, 2.20%, 9/15/2024	300,000	285,921
Series A, 3.25%, 3/15/2051	162,000	111,759
Series B, 2.65%, 9/15/2029	340,000	289,894
Series B, 3.70%, 1/30/2050	268,000	200,418
Gulf Power Co. Series A, 3.30%, 5/30/2027	145,000	136,696
Iberdrola International B.V. 6.75%, 7/15/2036	348,000	369,559
Idaho Power Co. Series K, 4.20%, 3/1/2048	200,000	164,362
Indiana Michigan Power Co.:
4.25%, 8/15/2048	151,000	122,472
Series K, 4.55%, 3/15/2046	220,000	184,391
Interstate Power & Light Co.:
2.30%, 6/1/2030	205,000	166,796
3.50%, 9/30/2049	250,000	178,913
3.70%, 9/15/2046	110,000	79,577
6.25%, 7/15/2039	175,000	180,590
ITC Holdings Corp.:
3.25%, 6/30/2026	265,000	248,392
3.35%, 11/15/2027	206,000	189,504
3.65%, 6/15/2024	44,000	42,904
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	141,603	133,384
Kentucky Utilities Co.:
3.30%, 6/1/2050	176,000	124,485
4.38%, 10/1/2045	336,000	284,340
5.13%, 11/1/2040	265,000	251,032
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	168,633
3.15%, 4/15/2050	128,000	90,934
3.50%, 10/15/2024	412,000	402,314
3.65%, 8/1/2048	235,000	184,839
4.80%, 9/15/2043	150,000	140,520
6.75%, 12/30/2031	148,000	166,507
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	191,000	155,275
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	154,000	146,294

See accompanying notes to financial statements.
40

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.00%, 6/15/2026	$ 140,000	$ 123,553
1.35%, 3/15/2031	100,000	73,974
2.40%, 3/15/2030	167,000	138,725
2.75%, 4/15/2032	250,000	206,690
2.95%, 2/7/2024	447,000	436,880
3.40%, 2/7/2028 (b)	167,000	154,826
3.70%, 3/15/2029	310,000	285,237
4.30%, 3/15/2049	332,000	277,911
4.40%, 11/1/2048	120,000	100,294
4.80%, 3/15/2028	250,000	248,397
5.80%, 1/15/2033	200,000	208,636
Series C, 8.00%, 3/1/2032	240,000	282,833
Series MTN, 1.88%, 2/7/2025	125,000	117,281
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	317,000	298,455
Series DD, 2.40%, 5/1/2030	150,000	125,957
Series GG, 5.90%, 5/1/2053	600,000	642,624
Series R, 6.75%, 7/1/2037	505,000	558,833
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	464,000	410,909
1.90%, 6/15/2028	406,000	347,447
2.25%, 6/1/2030	999,000	822,257
2.44%, 1/15/2032	194,000	156,350
2.75%, 11/1/2029	426,000	368,635
2.94%, 3/21/2024	610,000	594,140
3.00%, 1/15/2052	150,000	99,309
3.50%, 4/1/2029	275,000	250,200
3.55%, 5/1/2027	342,000	322,547
5.00%, 7/15/2032	566,000	557,023
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (b) (c)	410,000	373,781
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (c)	100,000	81,599
Northern States Power Co.:
2.25%, 4/1/2031	164,000	135,984
2.60%, 6/1/2051	125,000	80,080
2.90%, 3/1/2050	302,500	208,217
3.20%, 4/1/2052	335,000	240,071
3.40%, 8/15/2042	400,000	312,552
3.60%, 5/15/2046	200,000	155,538
4.50%, 6/1/2052	10,000	9,086
6.25%, 6/1/2036	180,000	193,829
NorthWestern Corp. 4.18%, 11/15/2044	265,000	215,424
NSTAR Electric Co.:
1.95%, 8/15/2031	250,000	198,398
3.10%, 6/1/2051	200,000	138,720
3.20%, 5/15/2027	170,000	159,788
4.55%, 6/1/2052	100,000	91,292
4.95%, 9/15/2052	180,000	174,746
Security Description	Principal Amount	Value
5.50%, 3/15/2040 (b)	$ 250,000	$ 251,630
Oglethorpe Power Corp.:
4.50%, 4/1/2047 (e)	195,000	155,130
5.05%, 10/1/2048	110,000	94,618
5.38%, 11/1/2040	287,000	259,675
5.95%, 11/1/2039	250,000	241,033
Ohio Edison Co. 6.88%, 7/15/2036	225,000	242,282
Ohio Power Co.:
4.00%, 6/1/2049	680,000	538,512
4.15%, 4/1/2048	147,000	119,687
Series Q, 1.63%, 1/15/2031	199,000	154,185
Series R, 2.90%, 10/1/2051	147,000	96,126
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	110,000	96,572
3.85%, 8/15/2047	141,000	106,073
4.15%, 4/1/2047	470,000	375,582
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	650,000	579,319
2.70%, 11/15/2051	200,000	131,284
2.75%, 6/1/2024	400,000	387,292
3.80%, 9/30/2047	410,000	333,695
3.80%, 6/1/2049	470,000	380,488
4.10%, 11/15/2048	255,000	216,587
4.55%, 9/15/2032 (e)	180,000	176,179
4.95%, 9/15/2052 (e)	80,000	77,813
5.25%, 9/30/2040	180,000	178,619
5.30%, 6/1/2042	85,000	84,782
3.10%, 9/15/2049	329,000	233,771
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	376,000	321,946
2.50%, 2/1/2031	840,000	653,092
2.95%, 3/1/2026	100,000	91,950
3.15%, 1/1/2026	226,000	210,139
3.25%, 2/16/2024	180,000	175,550
3.25%, 6/1/2031	385,000	312,963
3.30%, 3/15/2027	95,000	84,980
3.30%, 12/1/2027	506,000	447,385
3.50%, 8/1/2050	555,000	349,328
3.75%, 7/1/2028	208,000	185,018
4.00%, 12/1/2046	390,000	264,428
4.20%, 3/1/2029	165,000	147,584
4.20%, 6/1/2041	500,000	374,415
4.25%, 3/15/2046	175,000	123,554
4.30%, 3/15/2045	240,000	171,686
4.40%, 3/1/2032	290,000	253,721
4.50%, 7/1/2040	675,000	528,383
4.55%, 7/1/2030	475,000	430,592
4.65%, 8/1/2028	150,000	137,937
4.75%, 2/15/2044	460,000	357,885
4.95%, 7/1/2050	379,000	296,931
5.25%, 3/1/2052	478,000	392,218

See accompanying notes to financial statements.
41

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 6/15/2032	$ 200,000	$ 195,302
PacifiCorp:
3.30%, 3/15/2051	325,000	234,283
4.10%, 2/1/2042	175,000	144,596
4.13%, 1/15/2049	320,000	263,027
4.15%, 2/15/2050	260,000	214,744
5.35%, 12/1/2053	250,000	250,085
6.00%, 1/15/2039	208,000	216,613
6.35%, 7/15/2038	320,000	344,464
PECO Energy Co.:
2.80%, 6/15/2050	320,000	211,248
2.85%, 9/15/2051	120,000	79,639
3.05%, 3/15/2051	193,000	132,263
3.70%, 9/15/2047	227,000	178,345
3.90%, 3/1/2048	140,000	115,294
4.15%, 10/1/2044	115,000	97,927
4.38%, 8/15/2052	290,000	256,189
4.60%, 5/15/2052	200,000	180,850
PG&E Wildfire Recovery Funding LLC:
4.02%, 6/1/2033	370,000	354,752
4.45%, 12/1/2049	600,000	527,832
4.72%, 6/1/2037	350,000	338,124
5.08%, 6/1/2043	300,000	290,661
5.10%, 6/1/2054	355,000	337,640
5.21%, 12/1/2049	525,000	508,032
Series A-1, 3.59%, 6/1/2032	93,817	89,062
Series A-2, 4.26%, 6/1/2038	350,000	327,932
Series A-5, 4.67%, 12/1/2053	334,000	296,746
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	132,102
Potomac Electric Power Co.:
3.60%, 3/15/2024	97,000	95,337
4.15%, 3/15/2043	378,000	319,179
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	108,553
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	260,000	211,825
4.13%, 6/15/2044	180,000	151,301
4.15%, 10/1/2045	100,000	82,649
4.15%, 6/15/2048	222,000	187,091
Progress Energy, Inc. 7.75%, 3/1/2031	190,000	215,300
Public Service Co. of Colorado:
3.60%, 9/15/2042	130,000	102,765
3.70%, 6/15/2028	229,000	218,127
3.80%, 6/15/2047	340,000	269,980
4.05%, 9/15/2049	380,000	313,139
Series 35, 1.90%, 1/15/2031	289,000	231,720
Series 36, 2.70%, 1/15/2051	180,000	116,102
Security Description	Principal Amount	Value
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	$ 325,000	$ 266,698
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	150,000	99,713
Public Service Electric & Gas Co.:
4.90%, 12/15/2032	125,000	125,266
Series MTN, 0.95%, 3/15/2026	150,000	133,175
Series MTN, 1.90%, 8/15/2031	255,000	203,329
Series MTN, 2.25%, 9/15/2026	305,000	277,449
Series MTN, 2.45%, 1/15/2030	135,000	115,684
Series MTN, 2.70%, 5/1/2050	203,000	132,165
Series MTN, 3.00%, 3/1/2051	150,000	102,381
Series MTN, 3.15%, 1/1/2050	135,000	95,421
Series MTN, 3.20%, 5/15/2029	155,000	140,594
Series MTN, 3.20%, 8/1/2049	175,000	126,067
Series MTN, 3.60%, 12/1/2047	185,000	141,529
Series MTN, 3.80%, 3/1/2046	566,000	451,691
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	377,000	292,884
2.88%, 6/15/2024 (b)	303,000	292,940
5.85%, 11/15/2027	250,000	257,530
Puget Energy, Inc. 3.65%, 5/15/2025	150,000	143,160
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	225,000	144,380
3.25%, 9/15/2049	406,000	278,317
4.22%, 6/15/2048	165,000	135,099
5.64%, 4/15/2041	106,000	103,915
6.27%, 3/15/2037	136,000	139,487
San Diego Gas & Electric Co.:
6.00%, 6/1/2039	150,000	156,447
Series RRR, 3.75%, 6/1/2047	467,000	366,095
Series VVV, 1.70%, 10/1/2030	191,500	151,762
Series WWW, 2.95%, 8/15/2051	25,000	16,995
Series XXX, 3.00%, 3/15/2032	233,000	199,238
Sempra Energy:
3.40%, 2/1/2028	447,000	415,352

See accompanying notes to financial statements.
42

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/1/2029	$ 123,000	$ 112,224
3.80%, 2/1/2038	311,000	254,973
4.00%, 2/1/2048	365,000	286,970
6.00%, 10/15/2039	276,000	280,181
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	263,089	207,169
Sierra Pacific Power Co. 2.60%, 5/1/2026	225,000	208,670
Southern California Edison Co.:
1.10%, 4/1/2024	223,000	212,015
2.25%, 6/1/2030	415,000	342,392
2.75%, 2/1/2032	130,000	108,919
2.85%, 8/1/2029 (b)	230,000	199,916
3.65%, 2/1/2050	258,000	189,640
4.00%, 4/1/2047	448,000	351,756
4.50%, 9/1/2040	350,000	298,763
4.65%, 10/1/2043	197,000	170,342
5.50%, 3/15/2040	425,000	411,247
5.63%, 2/1/2036	426,000	415,576
5.85%, 11/1/2027	250,000	258,137
5.95%, 11/1/2032	250,000	264,727
Series 05-E, 5.35%, 7/15/2035	380,000	366,795
Series 06-E, 5.55%, 1/15/2037	118,000	115,673
Series 13-A, 3.90%, 3/15/2043	513,000	396,313
Series 20C, 1.20%, 2/1/2026	20,000	17,716
Series B, 4.88%, 3/1/2049	410,000	362,301
Series C, 4.13%, 3/1/2048	296,000	236,471
Series E, 3.70%, 8/1/2025	110,000	106,541
Series G, 2.50%, 6/1/2031	196,000	161,520
Series K, 0.98%, 8/1/2024	290,000	271,333
Southern Co.:
3.25%, 7/1/2026	1,012,000	953,304
4.25%, 7/1/2036	518,000	452,546
4.40%, 7/1/2046	441,000	368,839
4.48%, 8/1/2024 (d)	400,000	394,980
5.15%, 10/6/2025	95,000	95,694
5.70%, 10/15/2032	455,000	464,910
Series 21-A, 0.60%, 2/26/2024	296,000	280,395
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (c)	648,000	524,511
Series 21-B, 1.75%, 3/15/2028	175,000	147,294
Southern Power Co.:
0.90%, 1/15/2026	10,000	8,790
4.15%, 12/1/2025	164,000	160,982
Series F, 4.95%, 12/15/2046	290,000	247,124
Security Description	Principal Amount	Value
Southwestern Electric Power Co.:
6.20%, 3/15/2040	$ 260,000	$ 264,945
Series L, 3.85%, 2/1/2048	230,000	170,557
Series N, 1.65%, 3/15/2026	300,000	268,839
Southwestern Public Service Co.:
3.40%, 8/15/2046	475,000	343,900
3.70%, 8/15/2047	315,000	238,291
3.75%, 6/15/2049	100,000	76,555
4.50%, 8/15/2041	300,000	262,404
Series 6, 4.40%, 11/15/2048	190,000	159,393
Series 8, 3.15%, 5/1/2050	340,000	236,382
Tampa Electric Co.:
2.40%, 3/15/2031	370,000	299,667
4.10%, 6/15/2042	125,000	101,879
4.30%, 6/15/2048	180,000	144,824
4.45%, 6/15/2049	303,000	250,760
5.00%, 7/15/2052	250,000	230,453
Toledo Edison Co. 6.15%, 5/15/2037	225,000	232,360
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	272,995
3.25%, 5/1/2051	10,000	6,644
4.00%, 6/15/2050	240,000	182,441
4.85%, 12/1/2048	120,000	103,027
Union Electric Co.:
2.15%, 3/15/2032	190,000	150,075
2.95%, 6/15/2027	300,000	279,432
3.25%, 10/1/2049	400,000	282,632
3.50%, 3/15/2029	245,000	226,713
3.90%, 9/15/2042	210,000	171,938
3.90%, 4/1/2052 (b)	135,000	109,582
8.45%, 3/15/2039	150,000	190,140
Virginia Electric & Power Co.:
2.40%, 3/30/2032	450,000	363,933
2.45%, 12/15/2050	241,000	143,667
2.95%, 11/15/2051	200,000	132,534
3.30%, 12/1/2049	586,000	420,402
Series A, 2.88%, 7/15/2029	219,000	192,713
Series A, 3.15%, 1/15/2026	381,000	363,348
Series A, 3.80%, 4/1/2028	540,000	509,873
Series B, 3.75%, 5/15/2027	445,000	425,518
Series B, 4.20%, 5/15/2045	300,000	244,053
Series B, 6.00%, 1/15/2036	254,000	261,582
Series C, 4.00%, 11/15/2046	110,000	87,104
WEC Energy Group, Inc.:
0.80%, 3/15/2024	305,000	289,009

See accompanying notes to financial statements.
43

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 10/15/2027	$ 115,000	$ 97,719
1.80%, 10/15/2030	140,000	109,563
2.20%, 12/15/2028	433,000	366,634
5.00%, 9/27/2025	10,000	10,016
5.15%, 10/1/2027	430,000	435,280
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	345,000	326,318
4.75%, 9/30/2032	330,000	324,258
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	100,000	88,462
3.05%, 10/15/2027	96,000	88,501
3.65%, 4/1/2050	235,000	173,214
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	245,000	157,574
3.67%, 12/1/2042	135,000	102,771
Xcel Energy, Inc.:
2.60%, 12/1/2029	405,000	345,919
3.35%, 12/1/2026	150,000	141,191
3.40%, 6/1/2030	150,000	133,793
6.50%, 7/1/2036	5,000	5,412
		125,532,327
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	77,606
Emerson Electric Co.:
0.88%, 10/15/2026	411,000	356,099
1.80%, 10/15/2027	308,000	269,137
1.95%, 10/15/2030	365,000	295,540
2.00%, 12/21/2028	200,000	170,148
2.20%, 12/21/2031	227,000	183,498
		1,352,028
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	157,603
2.30%, 3/12/2031	100,000	80,919
2.75%, 9/15/2029	10,000	8,611
Allegion PLC 3.50%, 10/1/2029	100,000	86,196
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	170,000	164,529
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	121,000	116,205
3.55%, 10/1/2027	67,000	60,787
Amphenol Corp.:
2.05%, 3/1/2025	571,000	535,918
2.20%, 9/15/2031	107,000	84,778
2.80%, 2/15/2030	122,000	104,281
3.20%, 4/1/2024	125,000	122,165
4.35%, 6/1/2029	393,000	374,722
Arrow Electronics, Inc.:
3.25%, 9/8/2024	877,000	844,069
3.88%, 1/12/2028	174,000	158,396
Security Description	Principal Amount	Value
Avnet, Inc. 4.63%, 4/15/2026	$ 340,000	$ 327,100
Flex, Ltd.:
3.75%, 2/1/2026	325,000	306,036
4.88%, 6/15/2029	182,000	171,136
4.88%, 5/12/2030	110,000	102,869
6.00%, 1/15/2028	175,000	174,739
Fortive Corp.:
3.15%, 6/15/2026	130,000	121,481
4.30%, 6/15/2046	210,000	163,183
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	174,324
1.35%, 6/1/2025	305,000	282,162
1.75%, 9/1/2031	290,000	229,747
1.95%, 6/1/2030	270,000	223,341
2.30%, 8/15/2024	375,000	360,266
2.50%, 11/1/2026	209,000	192,940
2.70%, 8/15/2029	294,000	261,237
3.81%, 11/21/2047	450,000	374,701
4.85%, 11/1/2024	300,000	301,050
4.95%, 2/15/2028	230,000	233,622
5.00%, 2/15/2033	260,000	265,062
5.70%, 3/15/2037	227,000	239,719
Hubbell, Inc.:
2.30%, 3/15/2031	220,000	175,190
3.15%, 8/15/2027	100,000	91,189
3.35%, 3/1/2026	200,000	190,220
3.50%, 2/15/2028	175,000	160,832
Jabil, Inc.:
3.00%, 1/15/2031	865,000	715,502
3.95%, 1/12/2028	109,000	101,525
Keysight Technologies, Inc.:
3.00%, 10/30/2029 (b)	423,000	366,940
4.55%, 10/30/2024	150,000	147,898
TD SYNNEX Corp.:
1.75%, 8/9/2026	465,000	395,236
2.38%, 8/9/2028	115,000	93,201
2.65%, 8/9/2031	365,000	276,028
Trimble, Inc. 4.90%, 6/15/2028	288,000	276,512
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	266,626
3.45%, 8/1/2024	172,000	167,814
3.70%, 2/15/2026	218,000	209,888
Vontier Corp.:
1.80%, 4/1/2026	762,000	644,621
2.40%, 4/1/2028	302,000	238,402
2.95%, 4/1/2031	633,000	460,286
		12,381,804
ENTERTAINMENT — 0.1%
WarnerMedia Holdings, Inc.:
3.43%, 3/15/2024 (e)	400,000	388,224
3.64%, 3/15/2025 (e)	283,000	269,178
3.76%, 3/15/2027 (e)	1,840,000	1,660,673
4.05%, 3/15/2029 (e)	210,000	182,009

See accompanying notes to financial statements.
44

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.28%, 3/15/2032 (e)	$ 1,061,000	$ 874,816
5.05%, 3/15/2042 (e)	1,050,000	807,450
5.14%, 3/15/2052 (e)	1,189,000	873,059
5.39%, 3/15/2062 (e)	603,000	441,734
		5,497,143
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	540,000	414,698
1.75%, 2/15/2032	126,000	96,859
2.30%, 3/1/2030	227,000	190,044
2.50%, 8/15/2024	237,000	227,174
2.90%, 7/1/2026	112,000	104,545
3.05%, 3/1/2050	190,000	131,414
3.20%, 3/15/2025	170,000	163,001
3.38%, 11/15/2027	292,500	272,876
3.95%, 5/15/2028	47,000	44,747
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	91,481
2.60%, 2/1/2030	220,000	187,361
2.95%, 1/15/2052	215,000	143,130
3.20%, 6/1/2032	455,000	389,480
3.50%, 5/1/2029	210,000	192,215
4.25%, 12/1/2028	270,000	258,304
Waste Management, Inc.:
0.75%, 11/15/2025	125,000	111,920
1.15%, 3/15/2028	164,000	136,787
1.50%, 3/15/2031	244,000	190,464
2.00%, 6/1/2029 (b)	154,000	130,293
3.15%, 11/15/2027	278,000	259,444
4.15%, 4/15/2032	450,000	427,847
4.15%, 7/15/2049	100,000	86,942
		4,251,026
FOOD — 0.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	140,000	145,601
Campbell Soup Co.:
2.38%, 4/24/2030	10,000	8,303
3.30%, 3/19/2025	104,000	100,099
3.95%, 3/15/2025	330,000	322,377
4.15%, 3/15/2028	154,000	147,204
4.80%, 3/15/2048	317,000	281,835
Conagra Brands, Inc.:
1.38%, 11/1/2027	25,000	20,797
4.30%, 5/1/2024	453,000	446,586
4.60%, 11/1/2025	212,000	208,561
4.85%, 11/1/2028	242,000	235,510
5.30%, 11/1/2038	476,000	450,253
5.40%, 11/1/2048	150,000	139,383
7.00%, 10/1/2028	133,000	141,799
Flowers Foods, Inc. 2.40%, 3/15/2031	110,000	88,469
General Mills, Inc.:
2.88%, 4/15/2030	296,000	256,478
3.65%, 2/15/2024	100,000	98,506
Security Description	Principal Amount	Value
4.00%, 4/17/2025	$ 674,000	$ 658,606
4.20%, 4/17/2028	336,000	324,751
5.24%, 11/18/2025	80,000	80,247
Hershey Co.:
1.70%, 6/1/2030	189,000	151,544
2.05%, 11/15/2024	335,000	318,866
2.30%, 8/15/2026	20,000	18,367
2.65%, 6/1/2050	100,000	65,578
3.13%, 11/15/2049	194,000	139,245
3.38%, 8/15/2046	75,000	55,807
Hormel Foods Corp.:
0.65%, 6/3/2024	137,000	129,190
1.70%, 6/3/2028	150,000	129,635
1.80%, 6/11/2030	140,000	114,155
3.05%, 6/3/2051	264,000	183,044
Ingredion, Inc.:
2.90%, 6/1/2030	295,000	249,900
3.90%, 6/1/2050	125,000	90,506
J M Smucker Co. 3.50%, 3/15/2025	267,000	258,397
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
2.50%, 1/15/2027 (e)	400,000	349,984
5.13%, 2/1/2028 (e)	750,000	709,462
5.50%, 1/15/2030 (e)	375,000	356,512
5.75%, 4/1/2033 (e)	415,000	396,483
6.50%, 12/1/2052 (e)	550,000	522,885
JM Smucker Co.:
2.38%, 3/15/2030	115,000	95,174
2.75%, 9/15/2041	100,000	66,467
3.38%, 12/15/2027	195,000	180,356
3.55%, 3/15/2050	75,000	51,573
4.25%, 3/15/2035	251,000	224,017
Kellogg Co.:
2.10%, 6/1/2030	145,000	117,591
3.25%, 4/1/2026	270,000	257,067
3.40%, 11/15/2027	572,000	532,069
Series B, 7.45%, 4/1/2031	234,000	266,264
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	194,957
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,900,000	1,779,483
3.75%, 4/1/2030	275,000	250,632
4.25%, 3/1/2031	118,000	110,155
4.38%, 6/1/2046	1,519,000	1,240,780
5.00%, 6/4/2042	200,000	180,674
6.75%, 3/15/2032	213,000	231,322
Kroger Co.:
1.70%, 1/15/2031	270,000	208,254
2.20%, 5/1/2030	499,000	403,771
3.70%, 8/1/2027	303,000	286,326
3.88%, 10/15/2046	490,000	376,462
4.00%, 2/1/2024	200,000	197,568
4.45%, 2/1/2047	194,000	163,854

See accompanying notes to financial statements.
45

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 1/15/2048	$ 125,000	$ 107,926
5.40%, 1/15/2049 (b)	219,000	209,307
6.90%, 4/15/2038	149,000	163,089
McCormick & Co., Inc.:
2.50%, 4/15/2030	700,000	584,507
3.15%, 8/15/2024	100,000	96,728
3.40%, 8/15/2027	123,000	114,781
4.20%, 8/15/2047	100,000	81,759
Mondelez International, Inc.:
1.50%, 5/4/2025	186,000	172,400
1.50%, 2/4/2031	129,000	99,210
1.88%, 10/15/2032	130,000	98,773
2.63%, 9/4/2050	279,000	176,627
2.75%, 4/13/2030	352,000	303,340
3.00%, 3/17/2032	100,000	85,266
4.13%, 5/7/2028	25,000	24,068
Pilgrim's Pride Corp. 4.25%, 4/15/2031 (e)	500,000	425,590
Sysco Corp.:
2.40%, 2/15/2030	150,000	124,670
3.25%, 7/15/2027	229,000	211,921
3.30%, 2/15/2050	135,000	92,853
3.75%, 10/1/2025	280,000	270,880
4.45%, 3/15/2048	125,000	102,754
4.50%, 4/1/2046	213,000	178,145
4.85%, 10/1/2045	114,000	99,619
5.95%, 4/1/2030	522,000	541,293
6.60%, 4/1/2050	284,078	309,446
Tyson Foods, Inc.:
3.55%, 6/2/2027	490,000	458,743
3.95%, 8/15/2024	150,000	147,579
4.00%, 3/1/2026	347,000	335,702
4.35%, 3/1/2029	99,000	94,520
4.55%, 6/2/2047	278,000	237,968
4.88%, 8/15/2034	185,000	177,045
5.10%, 9/28/2048	193,000	179,050
5.15%, 8/15/2044	102,000	94,638
		22,209,938
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	441,000	413,605
4.50%, 8/1/2024	382,000	376,247
Georgia-Pacific LLC:
7.75%, 11/15/2029	184,000	204,089
8.00%, 1/15/2024	400,000	411,972
International Paper Co.:
4.35%, 8/15/2048	151,000	125,874
4.80%, 6/15/2044	636,000	554,013
6.00%, 11/15/2041	259,000	258,482
Suzano Austria GmbH:
2.50%, 9/15/2028	316,500	266,012
3.75%, 1/15/2031	174,000	145,661
5.00%, 1/15/2030	583,000	547,215
Security Description	Principal Amount	Value
6.00%, 1/15/2029	$ 695,000	$ 693,249
		3,996,419
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	569,000	443,205
2.63%, 9/15/2029	306,000	265,767
3.00%, 6/15/2027	101,000	94,272
3.38%, 9/15/2049	101,000	73,859
4.13%, 3/15/2049	198,000	162,360
4.15%, 1/15/2043	108,000	90,283
5.45%, 10/15/2032	145,000	150,390
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	350,000	277,368
4.00%, 4/1/2028	75,000	71,432
4.40%, 7/1/2032	115,000	110,478
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	350,000	333,725
National Fuel Gas Co.:
2.95%, 3/1/2031	571,000	448,069
5.50%, 1/15/2026	381,000	379,887
NiSource, Inc.:
0.95%, 8/15/2025	129,000	116,357
1.70%, 2/15/2031	385,000	293,212
3.49%, 5/15/2027	165,000	155,522
3.60%, 5/1/2030	108,000	96,288
4.38%, 5/15/2047	297,000	249,836
4.80%, 2/15/2044	535,000	472,368
5.00%, 6/15/2052	618,000	563,845
5.65%, 2/1/2045	120,000	117,497
5.95%, 6/15/2041	137,000	138,396
ONE Gas, Inc.:
1.10%, 3/11/2024	208,000	199,482
2.00%, 5/15/2030	30,000	24,344
4.50%, 11/1/2048	200,000	165,704
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	290,000	236,826
3.35%, 6/1/2050	55,000	37,415
3.50%, 6/1/2029	153,000	140,540
3.64%, 11/1/2046	233,000	167,830
Southern California Gas Co.:
3.75%, 9/15/2042	475,000	372,804
5.13%, 11/15/2040	300,000	284,130
6.35%, 11/15/2052	200,000	220,332
Series UU, 4.13%, 6/1/2048	350,000	281,292
Series VV, 4.30%, 1/15/2049	264,000	218,056
Series WW, 3.95%, 2/15/2050	388,000	302,019

See accompanying notes to financial statements.
46

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	$ 474,000	$ 378,503
5.15%, 9/15/2032	250,000	245,598
Series 21A, 3.15%, 9/30/2051	15,000	9,680
Southwest Gas Corp.:
2.20%, 6/15/2030	294,000	229,532
3.18%, 8/15/2051	130,000	79,418
4.05%, 3/15/2032	282,000	247,291
5.80%, 12/1/2027	125,000	127,279
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	275,000	206,338
Series MTN, 3.65%, 9/15/2049	345,000	252,285
		9,531,114
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	115,000	89,570
4.63%, 6/15/2028	169,000	158,748
Snap-on, Inc. 4.10%, 3/1/2048	210,000	177,156
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	100,000	94,648
2.30%, 3/15/2030	304,000	250,159
3.00%, 5/15/2032	135,000	113,964
3.40%, 3/1/2026	410,000	390,632
4.25%, 11/15/2028	25,000	23,867
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (c)	419,000	360,143
		1,658,887
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	198,150
1.40%, 6/30/2030	151,000	120,086
2.95%, 3/15/2025	514,000	496,498
3.75%, 11/30/2026	374,000	364,519
3.88%, 9/15/2025	67,000	65,748
4.75%, 11/30/2036	335,000	331,784
4.75%, 4/15/2043	150,000	143,610
4.90%, 11/30/2046	832,000	814,079
6.00%, 4/1/2039	219,000	240,208
Baxter International, Inc.:
1.73%, 4/1/2031	90,000	68,744
1.92%, 2/1/2027	400,000	355,232
2.54%, 2/1/2032	100,000	79,650
2.60%, 8/15/2026	183,000	169,134
3.13%, 12/1/2051	950,000	620,530
3.50%, 8/15/2046	400,000	285,908
3.95%, 4/1/2030	455,000	414,960
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	96,196
2.65%, 6/1/2030 (b)	342,000	293,412
Security Description	Principal Amount	Value
3.45%, 3/1/2024	$ 118,000	$ 115,700
4.55%, 3/1/2039	162,000	145,356
Danaher Corp.:
2.60%, 10/1/2050	25,000	16,004
2.80%, 12/10/2051	444,000	295,398
4.38%, 9/15/2045	151,000	134,322
DH Europe Finance II SARL:
2.20%, 11/15/2024	203,000	193,282
2.60%, 11/15/2029	541,000	473,310
3.25%, 11/15/2039	215,000	172,436
3.40%, 11/15/2049	25,000	18,876
Edwards Lifesciences Corp. 4.30%, 6/15/2028	195,000	186,689
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (e)	145,000	145,465
5.60%, 11/15/2025 (e)	110,000	110,666
5.65%, 11/15/2027 (e)	250,000	253,668
5.86%, 3/15/2030 (e)	500,000	512,350
5.91%, 11/22/2032 (e)	500,000	518,775
6.38%, 11/22/2052 (e)	348,000	373,129
Koninklijke Philips NV 6.88%, 3/11/2038	340,000	360,101
Medtronic, Inc.:
4.38%, 3/15/2035	620,000	588,014
4.63%, 3/15/2045 (b)	395,000	367,204
PerkinElmer, Inc.:
1.90%, 9/15/2028	250,000	207,293
2.25%, 9/15/2031	220,000	172,260
2.55%, 3/15/2031	130,000	105,006
3.30%, 9/15/2029	213,000	185,706
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	855,000	671,115
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	250,000	203,113
Stryker Corp.:
1.95%, 6/15/2030	158,000	128,573
3.38%, 5/15/2024	500,000	487,975
3.38%, 11/1/2025	115,396	111,617
3.50%, 3/15/2026	301,000	288,785
3.65%, 3/7/2028	25,000	23,747
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	580,000	544,336
1.75%, 10/15/2028	175,000	148,404
2.00%, 10/15/2031	270,000	218,408
2.60%, 10/1/2029	448,000	394,925
2.80%, 10/15/2041	199,000	146,653
4.10%, 8/15/2047	100,000	87,194
4.95%, 11/21/2032	125,000	127,100
5.30%, 2/1/2044	175,000	176,118
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	395,000	367,615
4.45%, 8/15/2045	245,000	194,077
		15,129,213

See accompanying notes to financial statements.
47

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.9%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	$ 125,000	$ 79,640
Adventist Health System:
2.95%, 3/1/2029	100,000	85,070
3.63%, 3/1/2049	994,000	703,494
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	109,000	78,146
4.27%, 8/15/2048	185,000	154,327
Series 2020, 2.21%, 6/15/2030	383,000	315,489
Aetna, Inc.:
3.88%, 8/15/2047	367,000	283,526
4.13%, 11/15/2042	247,000	202,782
4.50%, 5/15/2042	246,000	213,021
4.75%, 3/15/2044	430,000	380,382
6.63%, 6/15/2036	439,000	467,346
AHS Hospital Corp.:
5.02%, 7/1/2045	260,000	248,659
Series 2021, 2.78%, 7/1/2051	200,000	123,338
Ascension Health:
3.95%, 11/15/2046	284,000	236,260
Series B, 2.53%, 11/15/2029	167,000	143,072
Series B, 3.11%, 11/15/2039	323,000	246,730
Banner Health:
2.34%, 1/1/2030	50,000	41,648
2.91%, 1/1/2042	100,000	73,132
2.91%, 1/1/2051	250,000	162,978
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	200,000	131,964
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	250,000	153,723
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	115,000	89,258
Series 20-2, 3.21%, 6/1/2050	369,000	238,285
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	67,324
Children's Health System of Texas 2.51%, 8/15/2050	640,000	383,955
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	850,000	516,247
Security Description	Principal Amount	Value
Children's Hospital Medical Center 4.27%, 5/15/2044	$ 225,000	$ 197,881
Cigna Holding Co. 5.38%, 2/15/2042	115,000	104,632
City of Hope Series 2013, 5.62%, 11/15/2043	380,000	374,471
CommonSpirit Health:
2.78%, 10/1/2030	400,000	328,976
3.35%, 10/1/2029	298,000	258,226
3.91%, 10/1/2050	175,000	129,413
4.19%, 10/1/2049	283,000	219,798
4.35%, 11/1/2042	587,000	493,415
6.46%, 11/1/2052	80,000	85,130
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	735,000	463,057
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	405,000	288,477
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	77,578
Dignity Health:
4.50%, 11/1/2042	187,000	156,023
5.27%, 11/1/2064	475,000	408,590
Elevance Health, Inc.:
1.50%, 3/15/2026	506,000	454,712
2.25%, 5/15/2030	303,000	251,408
2.38%, 1/15/2025	100,000	94,936
2.55%, 3/15/2031	451,000	377,604
2.88%, 9/15/2029	443,000	388,564
3.13%, 5/15/2050	165,000	114,446
3.50%, 8/15/2024	274,000	267,169
3.60%, 3/15/2051	285,000	214,559
3.65%, 12/1/2027	486,000	458,181
3.70%, 9/15/2049	581,000	443,826
4.10%, 3/1/2028	415,000	397,769
4.55%, 3/1/2048	330,000	290,898
4.63%, 5/15/2042	161,000	146,450
4.65%, 1/15/2043	515,000	466,322
4.65%, 8/15/2044	267,000	238,204
5.10%, 1/15/2044	440,000	419,166
5.35%, 10/15/2025	145,000	146,666
5.50%, 10/15/2032	250,000	255,895
6.10%, 10/15/2052	585,000	630,033
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	240,000	200,062
Series 2020, 2.68%, 9/1/2041	275,000	189,706
Series 2020, 2.88%, 9/1/2050	213,000	135,726

See accompanying notes to financial statements.
48

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc.:
2.38%, 7/15/2031	$ 75,000	$ 58,240
3.13%, 3/15/2027 (e)	415,000	377,505
3.50%, 9/1/2030	573,000	493,009
3.50%, 7/15/2051	342,000	220,747
3.63%, 3/15/2032 (e)	603,000	510,035
4.13%, 6/15/2029	339,000	309,473
4.38%, 3/15/2042 (e)	395,000	315,676
4.50%, 2/15/2027	356,000	342,739
4.63%, 3/15/2052 (e)	286,000	223,978
5.00%, 3/15/2024	431,000	428,638
5.13%, 6/15/2039	292,000	260,292
5.25%, 4/15/2025	500,000	496,980
5.25%, 6/15/2026	525,700	519,555
5.25%, 6/15/2049	593,000	507,620
5.38%, 2/1/2025	690,000	689,255
5.50%, 6/15/2047	420,000	373,624
5.63%, 9/1/2028	350,000	348,309
5.88%, 2/15/2026	815,000	820,208
5.88%, 2/1/2029	325,000	325,471
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	400,000	313,968
Humana, Inc.:
1.35%, 2/3/2027	200,000	172,712
2.15%, 2/3/2032	410,000	320,698
3.13%, 8/15/2029	203,000	178,155
3.70%, 3/23/2029	155,000	141,582
3.85%, 10/1/2024	167,000	163,707
3.95%, 3/15/2027	391,000	374,586
4.80%, 3/15/2047	350,000	309,033
5.75%, 3/1/2028	250,000	255,478
5.88%, 3/1/2033	250,000	259,055
IHC Health Services, Inc. 4.13%, 5/15/2048	115,000	94,556
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	406,000	335,145
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	445,000	320,818
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	105,000	83,607
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	144,522
4.15%, 5/1/2047	872,000	740,311
Series 2019, 3.27%, 11/1/2049	219,000	157,693
Series 2021, 3.00%, 6/1/2051	522,000	354,976
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	160,000	141,685
2.30%, 12/1/2024	318,000	300,990
Security Description	Principal Amount	Value
2.70%, 6/1/2031 (b)	$ 235,000	$ 194,712
3.25%, 9/1/2024	235,000	227,741
3.60%, 2/1/2025	460,000	445,354
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	198,518
Series 2017, 3.77%, 7/1/2048	250,000	194,848
Series 2020, 3.19%, 7/1/2049	250,000	173,925
Series 2020, 3.34%, 7/1/2060	620,000	417,514
Mayo Clinic Series 2021, 3.20%, 11/15/2061	500,000	330,070
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	565,000	472,199
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	85,000	61,515
Memorial Health Services 3.45%, 11/1/2049	200,000	143,134
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	450,000	439,929
Series 2020, 2.96%, 1/1/2050	580,000	385,961
Methodist Hospital Series 20A, 2.71%, 12/1/2050	470,000	293,313
Montefiore Obligated Group 4.29%, 9/1/2050	700,000	418,901
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	250,000	188,328
MultiCare Health System 2.80%, 8/15/2050	124,000	73,208
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	317,000	282,954
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	82,495
2.61%, 8/1/2060	601,000	339,096
Series 2019, 3.95%, 8/1/2119 (b)	520,000	363,620
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (b)	107,000	76,478
4.26%, 11/1/2047	470,000	376,268
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	130,000	82,807

See accompanying notes to financial statements.
49

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Novant Health, Inc. 3.17%, 11/1/2051	$ 169,000	$ 116,596
NYU Langone Hospitals:
4.37%, 7/1/2047	509,000	421,528
4.78%, 7/1/2044	343,000	306,079
Series 2020, 3.38%, 7/1/2055	220,000	146,685
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	139,570
Orlando Health Obligated Group 4.09%, 10/1/2048	251,000	198,147
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	604,000	498,312
Series 2020, 1.38%, 11/15/2025	45,000	40,309
Series 2020, 3.22%, 11/15/2050	65,000	42,332
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	135,000	83,376
Series 2042, 2.72%, 1/1/2042	200,000	135,770
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	205,000	191,078
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	308,000	259,130
Series 21A, 2.70%, 10/1/2051	185,000	108,404
Series A, 3.93%, 10/1/2048	45,000	35,402
Queen's Health Systems 4.81%, 7/1/2052	100,000	92,466
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	575,000	481,332
3.45%, 6/1/2026	457,000	436,993
4.20%, 6/30/2029	196,000	187,407
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	290,000	211,494
3.95%, 7/1/2046	454,000	368,153
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	147,000	90,524
Stanford Health Care:
3.03%, 8/15/2051	155,000	103,684
Series 2018, 3.80%, 11/15/2048	960,000	763,709
Summa Health 3.51%, 11/15/2051	240,000	158,381
Security Description	Principal Amount	Value
Sutter Health:
Series 2018, 4.09%, 8/15/2048 (b)	$ 402,000	$ 324,711
Series 20A, 1.32%, 8/15/2025	173,000	157,240
Series 20A, 3.16%, 8/15/2040	100,000	74,809
Series 20A, 3.36%, 8/15/2050	260,000	180,952
Texas Health Resources 2.33%, 11/15/2050	517,000	293,863
Toledo Hospital 5.75%, 11/15/2038	171,000	160,475
Trinity Health Corp.:
4.13%, 12/1/2045	237,000	198,601
Series 2019, 3.43%, 12/1/2048	250,000	190,310
Series 2021, 2.63%, 12/1/2040	110,000	75,526
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	500,000	447,095
1.25%, 1/15/2026	199,000	180,581
2.00%, 5/15/2030	240,000	198,634
2.30%, 5/15/2031 (b)	492,000	409,856
2.38%, 8/15/2024	384,000	369,654
2.75%, 5/15/2040	400,000	291,408
2.88%, 8/15/2029	581,000	517,392
2.90%, 5/15/2050	113,000	77,015
2.95%, 10/15/2027	214,000	198,132
3.10%, 3/15/2026	802,000	765,886
3.25%, 5/15/2051	343,000	247,214
3.38%, 4/15/2027	558,000	529,319
3.45%, 1/15/2027	608,000	579,388
3.50%, 2/15/2024 (b)	440,000	433,022
3.50%, 8/15/2039	735,000	602,751
3.70%, 12/15/2025	178,000	173,867
3.70%, 8/15/2049	533,000	421,470
3.75%, 10/15/2047	235,000	187,800
3.85%, 6/15/2028	576,000	552,240
3.88%, 12/15/2028	542,000	517,767
4.00%, 5/15/2029	112,000	106,943
4.20%, 5/15/2032	200,000	190,094
4.20%, 1/15/2047	281,000	241,278
4.25%, 3/15/2043 (b)	167,000	148,010
4.25%, 4/15/2047	296,000	255,229
4.25%, 6/15/2048	225,000	196,205
4.45%, 12/15/2048	630,000	561,771
4.63%, 7/15/2035	597,000	578,505
4.75%, 5/15/2052	235,000	217,779
5.00%, 10/15/2024	205,000	206,300
5.15%, 10/15/2025	165,000	166,993
5.25%, 2/15/2028	355,000	363,424
5.30%, 2/15/2030	250,000	258,193
5.35%, 2/15/2033	550,000	569,662
5.70%, 10/15/2040	343,000	355,742
5.80%, 3/15/2036	268,000	283,314

See accompanying notes to financial statements.
50

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/15/2053	$ 345,000	$ 374,580
6.05%, 2/15/2063	710,000	781,816
6.63%, 11/15/2037	275,000	311,614
6.88%, 2/15/2038	562,000	659,175
Universal Health Services, Inc.:
1.65%, 9/1/2026	305,000	261,373
2.65%, 1/15/2032	230,000	175,644
UPMC Series D-1, 3.60%, 4/3/2025	115,000	110,928
WakeMed 3.29%, 10/1/2052	350,000	232,085
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	63,796
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	500,000	443,175
Series 2021, 3.07%, 3/1/2051	164,000	103,581
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	67,897
		58,294,229
HOME BUILDERS — 0.0% (a)
D.R. Horton, Inc.:
1.30%, 10/15/2026 (b)	190,000	163,322
1.40%, 10/15/2027 (b)	215,000	179,147
Lennar Corp.:
4.50%, 4/30/2024	263,000	259,494
4.75%, 5/30/2025	135,000	133,752
4.75%, 11/29/2027 (b)	202,000	194,235
5.88%, 11/15/2024	130,000	130,629
MDC Holdings, Inc.:
2.50%, 1/15/2031	375,000	269,610
3.85%, 1/15/2030	397,000	324,583
6.00%, 1/15/2043	149,000	121,922
NVR, Inc. 3.00%, 5/15/2030	190,000	159,431
PulteGroup, Inc.:
6.00%, 2/15/2035	197,000	188,318
6.38%, 5/15/2033	195,000	194,552
Toll Brothers Finance Corp. 4.88%, 3/15/2027	200,000	189,584
		2,508,579
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	162,000	148,742
4.40%, 3/15/2029	195,000	183,407
Whirlpool Corp.:
3.70%, 5/1/2025	120,000	116,640
Security Description	Principal Amount	Value
4.00%, 3/1/2024	$ 60,000	$ 59,102
4.60%, 5/15/2050	230,000	185,523
4.75%, 2/26/2029	182,000	177,195
		870,609
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
0.85%, 8/15/2024	95,000	88,828
2.65%, 4/30/2030	151,000	124,048
4.88%, 12/6/2028	784,000	764,463
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	174,000	139,336
3.15%, 8/1/2027 (b)	156,000	145,749
3.95%, 8/1/2047	100,000	78,821
5.00%, 6/15/2052	25,000	23,449
5.60%, 11/15/2032	155,000	160,574
Clorox Co. 1.80%, 5/15/2030	140,000	111,419
Kimberly-Clark Corp.:
1.05%, 9/15/2027	108,000	92,210
2.75%, 2/15/2026	83,000	78,367
2.88%, 2/7/2050 (b)	155,000	106,962
3.20%, 4/25/2029	213,000	194,020
3.20%, 7/30/2046	500,000	361,635
3.90%, 5/4/2047	129,000	105,945
3.95%, 11/1/2028	125,000	120,515
6.63%, 8/1/2037	396,000	456,536
		3,152,877
INSURANCE — 0.8%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (c)	312,000	280,872
Aflac, Inc.:
1.13%, 3/15/2026	655,000	580,120
4.75%, 1/15/2049	120,000	107,096
Alleghany Corp.:
3.25%, 8/15/2051	200,000	141,824
3.63%, 5/15/2030	284,000	263,277
Allstate Corp.:
0.75%, 12/15/2025	261,000	231,841
1.45%, 12/15/2030	150,000	114,443
3.28%, 12/15/2026	230,000	218,304
3.85%, 8/10/2049	100,000	77,854
4.50%, 6/15/2043	54,000	47,839
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	305,000	295,911
American Financial Group, Inc. 4.50%, 6/15/2047	462,000	367,660
American International Group, Inc.:
2.50%, 6/30/2025	311,000	292,990
3.40%, 6/30/2030	25,000	22,058
3.90%, 4/1/2026	133,000	128,652

See accompanying notes to financial statements.
51

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 2/15/2024	$ 250,000	$ 247,207
4.20%, 4/1/2028	100,000	94,908
4.38%, 6/30/2050	193,000	164,341
4.75%, 4/1/2048	472,000	421,661
Aon Corp.:
2.80%, 5/15/2030	584,000	498,637
3.75%, 5/2/2029	240,000	222,154
4.50%, 12/15/2028	666,000	641,251
6.25%, 9/30/2040	200,000	204,644
Aon Corp. / Aon Global Holdings PLC:
2.85%, 5/28/2027	170,000	155,643
2.90%, 8/23/2051	100,000	63,476
3.90%, 2/28/2052	360,000	278,633
5.00%, 9/12/2032	250,000	247,297
Aon Global, Ltd.:
3.50%, 6/14/2024	420,000	410,159
3.88%, 12/15/2025	150,000	146,230
4.60%, 6/14/2044	106,000	90,353
Arch Capital Finance LLC:
4.01%, 12/15/2026	438,000	418,356
5.03%, 12/15/2046	285,000	245,371
Arch Capital Group US, Inc. 5.14%, 11/1/2043	375,000	334,867
Arch Capital Group, Ltd. 3.64%, 6/30/2050	200,000	140,038
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	250,000	196,900
3.05%, 3/9/2052	25,000	15,875
Assurant, Inc. 3.70%, 2/22/2030	153,000	129,781
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	137,000	115,276
Athene Holding, Ltd.:
3.50%, 1/15/2031	316,000	260,283
3.95%, 5/25/2051	600,000	409,008
4.13%, 1/12/2028	177,000	162,759
6.65%, 2/1/2033	250,000	248,162
AXA SA 8.60%, 12/15/2030	231,000	278,722
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	189,000	167,624
5 Year CMT + 3.19%, 4.90%, 1/15/2040 (c)	200,000	164,022
AXIS Specialty Finance PLC 4.00%, 12/6/2027	244,000	226,434
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	228,000	190,081
2.50%, 1/15/2051	190,000	119,926
2.85%, 10/15/2050	788,000	530,080
2.88%, 3/15/2032	195,000	169,155
3.85%, 3/15/2052	1,157,000	933,803
4.20%, 8/15/2048	692,000	611,154
4.25%, 1/15/2049	433,000	388,180
Security Description	Principal Amount	Value
4.40%, 5/15/2042	$ 457,000	$ 418,936
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	674,000	646,690
4.50%, 2/11/2043	400,000	375,316
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	155,000	98,470
5.63%, 5/15/2030	771,000	733,553
Brown & Brown, Inc.:
2.38%, 3/15/2031	545,000	415,508
4.20%, 9/15/2024	200,000	196,256
4.20%, 3/17/2032	15,000	12,997
4.50%, 3/15/2029 (b)	164,000	151,421
4.95%, 3/17/2052	200,000	163,444
Chubb Corp.:
6.00%, 5/11/2037	262,000	277,998
Series 1, 6.50%, 5/15/2038	105,000	116,884
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	435,000	337,891
2.85%, 12/15/2051 (b)	170,000	114,097
3.05%, 12/15/2061	55,000	35,818
3.15%, 3/15/2025	310,000	299,274
3.35%, 5/15/2024	5,000	4,893
3.35%, 5/3/2026	680,000	651,644
4.35%, 11/3/2045	350,000	303,737
Cincinnati Financial Corp. 6.13%, 11/1/2034	423,000	435,407
CNA Financial Corp.:
2.05%, 8/15/2030	275,000	216,634
3.45%, 8/15/2027	278,000	257,976
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	123,220
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (e)	1,750,000	1,630,230
3.90%, 4/5/2032 (e)	255,000	223,354
4.40%, 4/5/2052 (e)	441,000	351,583
Enstar Group, Ltd.:
3.10%, 9/1/2031	300,000	219,054
4.95%, 6/1/2029	125,000	114,191
Equitable Holdings, Inc.:
4.35%, 4/20/2028	336,000	319,781
5.00%, 4/20/2048	560,000	491,658
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	287,000	178,345
3.50%, 10/15/2050	245,000	164,510
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	350,000	285,432
4.85%, 4/17/2028	120,000	113,722
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	390,000	227,846
3.40%, 6/15/2030	212,000	178,985
First American Financial Corp. 4.00%, 5/15/2030	813,000	686,229

See accompanying notes to financial statements.
52

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Globe Life, Inc.:
2.15%, 8/15/2030	$ 540,000	$ 425,245
4.55%, 9/15/2028	142,000	137,998
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	176,000	135,416
4.50%, 4/15/2026	50,000	48,724
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	728,000	622,651
2.90%, 9/15/2051	375,000	236,340
3.60%, 8/19/2049	50,000	36,188
4.30%, 4/15/2043	226,000	178,872
4.40%, 3/15/2048	122,000	101,153
Jackson Financial, Inc. 3.13%, 11/23/2031	200,000	154,174
Kemper Corp.:
2.40%, 9/30/2030	150,000	116,109
3.80%, 2/23/2032	278,000	232,005
4.35%, 2/15/2025	167,000	162,569
Lincoln National Corp.:
3.40%, 1/15/2031	100,000	82,535
3.63%, 12/12/2026	247,000	231,923
3.80%, 3/1/2028	205,000	188,418
4.35%, 3/1/2048	550,000	412,698
7.00%, 6/15/2040	595,000	616,003
Loews Corp.:
3.20%, 5/15/2030	69,000	60,853
3.75%, 4/1/2026	182,000	175,579
4.13%, 5/15/2043	125,000	101,524
6.00%, 2/1/2035	176,000	180,154
Manulife Financial Corp.:
4.15%, 3/4/2026	370,000	360,213
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	264,000	240,541
Markel Corp.:
3.50%, 11/1/2027	224,000	206,476
4.30%, 11/1/2047	225,000	176,105
5.00%, 4/5/2046	875,000	760,629
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	124,000	101,425
3.50%, 6/3/2024	322,000	315,299
3.50%, 3/10/2025	300,000	291,258
3.75%, 3/14/2026	281,000	272,564
4.20%, 3/1/2048	285,000	235,590
4.35%, 1/30/2047	400,000	336,552
4.38%, 3/15/2029	208,000	201,049
4.75%, 3/15/2039	100,000	92,050
4.90%, 3/15/2049	565,000	525,687
5.75%, 11/1/2032	250,000	262,307
6.25%, 11/1/2052	250,000	279,145
Mercury General Corp. 4.40%, 3/15/2027	239,000	224,106
MetLife, Inc.:
3.60%, 4/10/2024	280,000	275,008
3.60%, 11/13/2025	162,000	157,495
Security Description	Principal Amount	Value
4.05%, 3/1/2045	$ 152,000	$ 126,814
4.55%, 3/23/2030 (b)	187,000	184,158
4.60%, 5/13/2046	178,000	161,070
4.72%, 12/15/2044	395,000	357,771
4.88%, 11/13/2043	240,000	223,058
5.00%, 7/15/2052	400,000	383,828
5.70%, 6/15/2035	25,000	26,171
5.88%, 2/6/2041	289,000	297,433
6.40%, 12/15/2066	470,000	457,084
6.50%, 12/15/2032	250,000	276,047
Old Republic International Corp.:
3.85%, 6/11/2051	182,000	125,121
3.88%, 8/26/2026	180,000	170,613
4.88%, 10/1/2024	185,000	183,477
PartnerRe Finance B LLC 3.70%, 7/2/2029	198,000	178,248
Principal Financial Group, Inc.:
3.10%, 11/15/2026	213,000	197,773
3.70%, 5/15/2029	355,000	329,170
4.30%, 11/15/2046	191,000	154,263
4.35%, 5/15/2043	109,000	87,560
Progressive Corp.:
2.50%, 3/15/2027	165,000	151,336
3.00%, 3/15/2032	205,000	178,045
3.20%, 3/26/2030	100,000	89,825
3.70%, 1/26/2045	140,000	107,323
3.70%, 3/15/2052	25,000	19,234
4.00%, 3/1/2029	170,000	162,926
4.13%, 4/15/2047	345,000	290,473
4.35%, 4/25/2044	258,000	221,011
Prudential Financial, Inc.:
3.91%, 12/7/2047	238,000	190,031
3.94%, 12/7/2049	817,000	641,361
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	300,000	272,217
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	464,000	444,517
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	93,000	90,025
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (c)	281,000	253,473
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	340,249
Series MTN, 2.10%, 3/10/2030	271,000	224,670
Series MTN, 3.88%, 3/27/2028	197,000	188,665
Series MTN, 4.35%, 2/25/2050	223,000	189,294
Series MTN, 4.42%, 3/27/2048	761,000	652,436

See accompanying notes to financial statements.
53

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$ 157,000	$ 140,256
Series MTN, 6.63%, 12/1/2037	188,000	202,702
Prudential PLC 3.63%, 3/24/2032	301,000	266,508
Radian Group, Inc. 6.63%, 3/15/2025	132,000	130,621
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	316,000	268,846
3.90%, 5/15/2029	193,000	176,753
3.95%, 9/15/2026	110,000	105,897
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	322,000	288,741
Stewart Information Services Corp. 3.60%, 11/15/2031	350,000	266,868
Travelers Cos., Inc.:
4.05%, 3/7/2048	131,000	106,565
4.10%, 3/4/2049	271,000	221,204
4.30%, 8/25/2045	310,000	263,029
4.60%, 8/1/2043	150,000	132,600
5.35%, 11/1/2040	382,000	379,192
Series MTN, 6.25%, 6/15/2037	255,000	276,800
Unum Group:
4.00%, 6/15/2029	237,000	213,938
4.13%, 6/15/2051	250,000	171,355
4.50%, 12/15/2049	300,000	213,681
Voya Financial, Inc.:
3.65%, 6/15/2026	384,000	364,159
4.80%, 6/15/2046	250,000	203,875
5.70%, 7/15/2043	250,000	232,087
W R Berkley Corp. 3.15%, 9/30/2061	340,000	201,073
Willis North America, Inc.:
2.95%, 9/15/2029	223,000	187,536
3.60%, 5/15/2024	230,000	223,831
4.50%, 9/15/2028	285,500	268,830
4.65%, 6/15/2027	100,000	96,708
5.05%, 9/15/2048	200,000	168,000
WR Berkley Corp. 4.00%, 5/12/2050	350,000	266,626
XLIT, Ltd. 5.50%, 3/31/2045	365,000	346,619
		50,048,476
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	270,000	173,656
3.15%, 2/9/2051	560,000	350,286
3.40%, 12/6/2027 (b)	810,000	746,609
3.60%, 11/28/2024	801,000	774,263
4.00%, 12/6/2037	460,000	374,725
4.20%, 12/6/2047 (b)	513,000	393,953
Security Description	Principal Amount	Value
4.40%, 12/6/2057	$ 493,000	$ 379,043
4.50%, 11/28/2034	390,000	348,816
Alphabet, Inc.:
0.45%, 8/15/2025	410,000	369,430
0.80%, 8/15/2027 (b)	440,000	377,520
1.10%, 8/15/2030	496,000	389,429
1.90%, 8/15/2040	822,000	544,879
2.05%, 8/15/2050	640,000	379,718
2.25%, 8/15/2060	355,000	201,761
3.38%, 2/25/2024	171,000	171,186
Amazon.com, Inc.:
0.45%, 5/12/2024	710,000	669,786
0.80%, 6/3/2025	370,000	338,169
1.00%, 5/12/2026 (b)	569,000	504,367
1.20%, 6/3/2027	479,000	415,140
1.50%, 6/3/2030	261,000	209,690
1.65%, 5/12/2028	396,000	340,782
2.10%, 5/12/2031	550,000	450,136
2.50%, 6/3/2050	188,000	119,288
2.70%, 6/3/2060	1,008,000	613,519
2.80%, 8/22/2024	983,000	952,301
2.88%, 5/12/2041	337,000	251,665
3.00%, 4/13/2025	820,000	792,128
3.10%, 5/12/2051	731,000	523,820
3.15%, 8/22/2027	839,000	789,918
3.25%, 5/12/2061	400,000	278,172
3.30%, 4/13/2027	1,070,000	1,016,254
3.45%, 4/13/2029	25,000	23,395
3.60%, 4/13/2032 (b)	910,000	834,725
3.80%, 12/5/2024	396,000	389,759
3.88%, 8/22/2037	961,000	852,378
3.95%, 4/13/2052 (b)	768,000	643,392
4.05%, 8/22/2047	1,273,000	1,100,559
4.10%, 4/13/2062	358,000	295,905
4.25%, 8/22/2057	217,000	188,202
4.55%, 12/1/2027	500,000	498,550
4.60%, 12/1/2025 (b)	500,000	499,380
4.65%, 12/1/2029	500,000	496,225
4.70%, 11/29/2024	500,000	499,780
4.70%, 12/1/2032	750,000	745,125
4.80%, 12/5/2034 (b)	391,000	391,113
4.95%, 12/5/2044	404,000	399,043
Baidu, Inc.:
1.63%, 2/23/2027	200,000	171,066
1.72%, 4/9/2026	230,000	203,619
2.38%, 8/23/2031	250,000	194,985
3.43%, 4/7/2030	160,000	138,984
3.63%, 7/6/2027 (b)	495,000	455,905
4.13%, 6/30/2025	308,000	295,705
4.38%, 5/14/2024 (b)	170,000	167,195
4.38%, 3/29/2028	350,000	330,201
4.88%, 11/14/2028	80,000	76,713
Booking Holdings, Inc.:
3.55%, 3/15/2028	241,000	224,694
3.65%, 3/15/2025	200,000	194,800

See accompanying notes to financial statements.
54

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 4/13/2030	$ 290,000	$ 280,610
eBay, Inc.:
1.40%, 5/10/2026	127,000	112,710
1.90%, 3/11/2025	286,000	267,739
2.60%, 5/10/2031	510,000	419,577
2.70%, 3/11/2030	260,000	221,153
3.60%, 6/5/2027	437,000	412,878
4.00%, 7/15/2042	165,000	130,906
5.95%, 11/22/2027	250,000	257,213
Expedia Group, Inc.:
3.25%, 2/15/2030	308,000	261,393
3.80%, 2/15/2028	348,000	319,485
4.63%, 8/1/2027	115,000	110,385
5.00%, 2/15/2026	192,000	189,542
JD.com, Inc. 3.38%, 1/14/2030	778,000	681,380
Meta Platforms, Inc.:
3.50%, 8/15/2027	455,000	424,060
3.85%, 8/15/2032	750,000	659,953
4.45%, 8/15/2052	800,000	635,721
4.65%, 8/15/2062	550,000	441,283
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,573
Tencent Music Entertainment Group:
1.38%, 9/3/2025	465,000	412,706
2.00%, 9/3/2030	447,000	338,495
VeriSign, Inc.:
4.75%, 7/15/2027	271,000	263,916
5.25%, 4/1/2025	114,000	113,806
Weibo Corp.:
3.38%, 7/8/2030	641,000	492,038
3.50%, 7/5/2024 (b)	493,000	477,801
		32,481,130
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	280,000	237,482
2.88%, 6/15/2027	500,000	424,160
3.20%, 11/15/2031	100,000	73,241
3.25%, 7/15/2025	722,000	664,182
3.88%, 1/15/2026	402,000	369,008
4.20%, 6/10/2024	488,000	471,169
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	194,000	159,546
2.95%, 3/10/2026	135,000	116,362
Blackstone Private Credit Fund:
1.75%, 9/15/2024	235,000	216,137
2.63%, 12/15/2026	497,000	411,605
3.25%, 3/15/2027	300,000	252,819
4.00%, 1/15/2029	518,000	427,252
7.05%, 9/29/2025 (e)	200,000	198,196
Security Description	Principal Amount	Value
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	$ 146,000	$ 120,870
2.75%, 9/16/2026	150,000	131,364
2.85%, 9/30/2028	315,000	245,867
3.63%, 1/15/2026	200,000	184,024
FS KKR Capital Corp.:
3.13%, 10/12/2028	125,000	101,109
3.25%, 7/15/2027	366,000	308,132
3.40%, 1/15/2026	591,000	524,843
4.63%, 7/15/2024	185,000	179,076
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	159,000	145,987
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	290,000	236,437
3.38%, 4/15/2024	425,000	407,668
Main Street Capital Corp.:
3.00%, 7/14/2026	140,000	120,768
5.20%, 5/1/2024	325,000	320,034
Owl Rock Capital Corp.:
2.63%, 1/15/2027	279,000	230,303
2.88%, 6/11/2028	158,000	125,076
3.40%, 7/15/2026	363,000	317,836
3.75%, 7/22/2025	145,000	134,261
4.00%, 3/30/2025	145,000	136,277
4.25%, 1/15/2026	108,000	99,531
Owl Rock Capital Corp. III 3.13%, 4/13/2027	250,000	206,963
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	100,000	85,599
7.75%, 9/16/2027 (e)	850,000	845,716
Prospect Capital Corp.:
3.44%, 10/15/2028	246,000	190,261
3.71%, 1/22/2026	281,000	246,589
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	85,000	74,434
		9,740,184
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	310,000	300,756
6.55%, 11/29/2027	200,000	201,582
6.75%, 3/1/2041	300,000	291,591
6.80%, 11/29/2032	175,000	174,464
Nucor Corp.:
2.00%, 6/1/2025	275,000	256,127
2.70%, 6/1/2030	80,000	67,933
2.98%, 12/15/2055	447,000	277,542
3.13%, 4/1/2032	75,000	63,725
3.85%, 4/1/2052	110,000	84,650
3.95%, 5/23/2025 (b)	5,000	4,891
3.95%, 5/1/2028 (b)	595,000	562,067
4.30%, 5/23/2027	200,000	194,618

See accompanying notes to financial statements.
55

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	$ 300,000	$ 271,251
Steel Dynamics, Inc.:
2.40%, 6/15/2025	85,000	79,628
2.80%, 12/15/2024	397,000	377,507
3.25%, 1/15/2031	160,000	136,982
3.45%, 4/15/2030	259,000	227,967
Vale Overseas, Ltd.:
3.75%, 7/8/2030	768,000	672,645
6.88%, 11/21/2036	652,000	690,018
6.88%, 11/10/2039	25,000	26,386
Vale SA 5.63%, 9/11/2042	100,000	94,909
		5,057,239
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
0.85%, 8/18/2024	15,000	13,860
4.40%, 9/15/2032	105,000	88,471
Harley-Davidson, Inc. 4.63%, 7/28/2045	111,000	86,901
		189,232
LODGING — 0.0% (a)
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	152,224
3.70%, 1/15/2031	120,000	102,085
Hyatt Hotels Corp.:
4.38%, 9/15/2028	181,000	166,375
4.85%, 3/15/2026	590,000	579,044
5.63%, 4/23/2025	145,000	143,941
Marriott International, Inc.:
3.60%, 4/15/2024	398,000	389,550
5.00%, 10/15/2027	110,000	108,651
Series FF, 4.63%, 6/15/2030	334,000	311,929
Series HH, 2.85%, 4/15/2031	274,000	221,965
Series II, 2.75%, 10/15/2033	400,000	306,712
Series R, 3.13%, 6/15/2026	164,000	153,309
Series X, 4.00%, 4/15/2028	298,000	277,659
Series Z, 4.15%, 12/1/2023	100	99
		2,913,543
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	200,000	171,982
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	200,000	178,356
4.90%, 1/17/2025	200,000	200,322
Security Description	Principal Amount	Value
Series MTN, 0.45%, 5/17/2024	$ 370,000	$ 348,337
Series MTN, 0.60%, 9/13/2024	270,000	251,745
Series MTN, 0.80%, 11/13/2025	600,000	539,160
Series MTN, 1.10%, 9/14/2027 (b)	375,000	320,591
Series MTN, 1.15%, 9/14/2026	150,000	132,443
Series MTN, 1.45%, 5/15/2025	245,000	227,593
Series MTN, 2.85%, 5/17/2024	570,000	554,068
Series MTN, 3.25%, 12/1/2024	400,000	388,632
Series MTN, 3.30%, 6/9/2024	172,000	168,102
Caterpillar, Inc.:
1.90%, 3/12/2031	100,000	81,155
2.60%, 9/19/2029	135,000	118,722
2.60%, 4/9/2030	529,000	461,526
3.25%, 9/19/2049	473,000	358,870
3.25%, 4/9/2050	1,535,000	1,173,200
3.40%, 5/15/2024	405,000	397,131
3.80%, 8/15/2042 (b)	758,000	645,088
4.75%, 5/15/2064	334,000	318,409
6.05%, 8/15/2036	25,000	27,177
		7,062,609
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (b)	1,205,000	1,096,827
5.45%, 10/14/2025	200,000	201,318
Deere & Co. 2.75%, 4/15/2025	249,000	239,212
Dover Corp.:
2.95%, 11/4/2029	212,000	184,270
3.15%, 11/15/2025	280,000	266,585
Flowserve Corp.:
2.80%, 1/15/2032	240,000	179,340
3.50%, 10/1/2030	160,000	133,104
IDEX Corp. 3.00%, 5/1/2030	125,000	107,560
John Deere Capital Corp.:
1.05%, 6/17/2026	215,000	190,802
1.45%, 1/15/2031	345,000	269,273
2.13%, 3/7/2025	110,000	104,066
2.35%, 3/8/2027	125,000	114,016
3.40%, 6/6/2025	206,000	200,084
4.05%, 9/8/2025	220,000	216,707
4.15%, 9/15/2027	250,000	245,450
4.35%, 9/15/2032	185,000	179,633
4.55%, 10/11/2024	190,000	189,451
Series MTN, 0.45%, 1/17/2024	410,000	392,235

See accompanying notes to financial statements.
56

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.63%, 9/10/2024	$ 255,000	$ 238,020
Series MTN, 0.70%, 1/15/2026	217,000	193,097
Series MTN, 0.90%, 1/10/2024	195,000	187,457
Series MTN, 1.25%, 1/10/2025	148,000	138,608
Series MTN, 1.30%, 10/13/2026	500,000	442,080
Series MTN, 1.50%, 3/6/2028	441,000	377,134
Series MTN, 1.70%, 1/11/2027	125,000	111,540
Series MTN, 1.75%, 3/9/2027 (b)	293,000	260,969
Series MTN, 2.05%, 1/9/2025	205,000	194,717
Series MTN, 2.25%, 9/14/2026	200,000	184,550
Series MTN, 2.60%, 3/7/2024	227,000	221,162
Series MTN, 2.65%, 6/24/2024	350,000	339,111
Series MTN, 2.65%, 6/10/2026	265,000	248,435
Series MTN, 2.80%, 9/8/2027	104,000	95,844
Series MTN, 2.80%, 7/18/2029	360,000	320,576
Series MTN, 3.45%, 1/10/2024	105,000	103,632
Series MTN, 4.85%, 10/11/2029	250,000	250,093
Otis Worldwide Corp.:
2.06%, 4/5/2025	751,000	703,214
3.11%, 2/15/2040	584,000	430,449
Rockwell Automation, Inc.:
1.75%, 8/15/2031	15,000	11,831
2.80%, 8/15/2061	235,000	140,875
2.88%, 3/1/2025	391,000	375,645
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	323,000	303,830
3.45%, 11/15/2026	450,000	419,490
4.40%, 3/15/2024	250,000	245,910
4.95%, 9/15/2028	527,151	506,671
Xylem, Inc.:
1.95%, 1/30/2028	180,000	154,660
2.25%, 1/30/2031	166,000	134,789
3.25%, 11/1/2026 (b)	180,000	168,827
		12,013,149
Security Description	Principal Amount	Value
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$ 135,000	$ 108,508
2.80%, 4/1/2031	285,000	221,588
3.50%, 6/1/2041	100,000	65,762
3.50%, 3/1/2042	220,000	142,142
3.70%, 4/1/2051	179,000	108,966
3.75%, 2/15/2028	334,000	302,470
3.85%, 4/1/2061	1,487,000	859,144
3.90%, 6/1/2052	857,000	540,527
3.95%, 6/30/2062	350,000	206,777
4.20%, 3/15/2028	264,000	242,529
4.40%, 4/1/2033	390,000	334,230
4.40%, 12/1/2061	473,000	303,907
4.80%, 3/1/2050	1,238,000	905,882
4.91%, 7/23/2025	1,112,000	1,090,538
5.05%, 3/30/2029	306,000	287,726
5.13%, 7/1/2049	388,000	296,071
5.38%, 4/1/2038	345,000	289,897
5.75%, 4/1/2048	574,000	472,058
6.38%, 10/23/2035	820,000	800,812
6.48%, 10/23/2045	387,000	350,723
Class USD, 4.50%, 2/1/2024	801,000	791,340
Comcast Corp.:
1.95%, 1/15/2031	823,000	664,021
2.35%, 1/15/2027	535,000	486,866
2.65%, 2/1/2030	334,000	288,379
2.65%, 8/15/2062	25,000	14,263
2.80%, 1/15/2051	344,000	219,211
2.89%, 11/1/2051	1,392,000	900,861
2.94%, 11/1/2056	1,471,000	922,655
3.15%, 3/1/2026	675,000	643,120
3.15%, 2/15/2028	554,000	511,974
3.20%, 7/15/2036	168,000	136,206
3.25%, 11/1/2039	543,000	423,860
3.30%, 2/1/2027	436,000	411,549
3.30%, 4/1/2027 (b)	202,000	190,429
3.38%, 2/15/2025	441,000	427,770
3.38%, 8/15/2025	726,000	700,292
3.40%, 7/15/2046	213,000	156,150
3.45%, 2/1/2050	423,000	308,553
3.55%, 5/1/2028	36,000	33,849
3.70%, 4/15/2024	857,000	843,888
3.75%, 4/1/2040	368,000	303,843
3.90%, 3/1/2038	425,000	368,462
3.95%, 10/15/2025	546,000	534,523
3.97%, 11/1/2047	310,000	248,707
4.00%, 8/15/2047	345,000	277,011
4.00%, 3/1/2048 (b)	703,000	566,042
4.00%, 11/1/2049	929,000	739,995
4.05%, 11/1/2052	522,000	419,986

See accompanying notes to financial statements.
57

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 10/15/2028	$ 1,040,000	$ 999,596
4.25%, 10/15/2030	393,000	376,895
4.25%, 1/15/2033	371,000	349,593
4.40%, 8/15/2035	373,000	346,454
4.60%, 10/15/2038	50,000	46,188
4.70%, 10/15/2048	210,000	189,092
4.75%, 3/1/2044	169,000	153,748
4.95%, 10/15/2058	230,000	209,985
5.25%, 11/7/2025	35,000	35,476
5.35%, 11/15/2027	160,000	163,541
5.50%, 11/15/2032	1,105,000	1,150,349
5.65%, 6/15/2035	508,000	531,327
6.50%, 11/15/2035	236,000	262,430
6.55%, 7/1/2039	300,000	330,411
7.05%, 3/15/2033 (b)	200,000	230,210
Discovery Communications LLC:
3.45%, 3/15/2025	50,000	47,529
3.63%, 5/15/2030	423,000	349,119
4.00%, 9/15/2055	395,000	237,972
4.13%, 5/15/2029	213,000	184,718
4.65%, 5/15/2050	344,420	236,840
4.90%, 3/11/2026	193,000	187,131
5.00%, 9/20/2037	675,000	544,158
5.20%, 9/20/2047	881,000	658,222
5.30%, 5/15/2049	598,000	453,260
6.35%, 6/1/2040	250,000	226,975
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	270,000	245,843
3.45%, 3/1/2032	165,000	138,937
Fox Corp.:
3.05%, 4/7/2025	219,000	209,565
3.50%, 4/8/2030	116,000	102,581
4.03%, 1/25/2024	560,000	553,302
5.48%, 1/25/2039	638,000	580,025
5.58%, 1/25/2049	198,000	177,489
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	97,878
5.00%, 5/13/2045	540,000	462,656
6.13%, 1/31/2046 (b)	200,000	199,406
6.63%, 1/15/2040	445,000	458,621
Paramount Global:
2.90%, 1/15/2027	25,000	22,441
3.70%, 6/1/2028	193,000	172,177
4.00%, 1/15/2026	291,000	279,145
4.20%, 6/1/2029	184,000	163,639
4.20%, 5/19/2032	309,000	252,629
4.38%, 3/15/2043	376,000	259,808
4.60%, 1/15/2045	421,000	295,534
4.75%, 5/15/2025	250,000	246,018
4.85%, 7/1/2042	156,000	115,591
4.90%, 8/15/2044	515,000	375,749
5.25%, 4/1/2044	414,000	318,999
6.88%, 4/30/2036	620,000	601,753
Security Description	Principal Amount	Value
7.88%, 7/30/2030	$ 128,000	$ 136,100
TCI Communications, Inc. 7.88%, 2/15/2026	195,000	211,189
Thomson Reuters Corp. 5.85%, 4/15/2040	515,000	498,711
Time Warner Cable LLC:
4.50%, 9/15/2042	807,000	593,153
5.50%, 9/1/2041	593,500	495,685
5.88%, 11/15/2040	305,000	265,490
6.55%, 5/1/2037	875,000	829,762
6.75%, 6/15/2039	480,000	457,224
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	335,000	296,951
Series GMTN, 3.15%, 9/17/2025	444,000	425,672
Series GMTN, 4.13%, 6/1/2044	255,000	220,317
Series MTN, 1.85%, 7/30/2026	219,000	198,090
Series MTN, 2.95%, 6/15/2027	187,000	174,202
Series MTN, 3.70%, 12/1/2042	200,000	161,876
Walt Disney Co.:
1.75%, 8/30/2024	416,000	396,194
1.75%, 1/13/2026	386,000	353,642
2.00%, 9/1/2029	573,000	481,034
2.20%, 1/13/2028	360,538	321,315
2.65%, 1/13/2031	1,211,000	1,034,703
2.75%, 9/1/2049	430,000	284,961
3.38%, 11/15/2026	348,000	329,100
3.50%, 5/13/2040	511,000	412,091
3.60%, 1/13/2051 (b)	620,000	475,428
3.70%, 9/15/2024	324,000	317,364
3.70%, 10/15/2025	375,000	363,945
3.80%, 3/22/2030	560,000	521,186
3.80%, 5/13/2060	324,000	248,932
4.75%, 11/15/2046	185,000	169,295
5.40%, 10/1/2043	173,000	173,484
6.15%, 3/1/2037	240,000	257,880
6.20%, 12/15/2034 (b)	235,000	256,206
6.40%, 12/15/2035	464,000	507,616
6.55%, 3/15/2033	205,000	226,386
6.65%, 11/15/2037	269,000	302,805
7.75%, 12/1/2045	150,000	188,520
		47,881,576
METAL FABRICATE & HARDWARE — 0.0% (a)
Crane Holdings Co. 4.20%, 3/15/2048	515,000	365,444
Precision Castparts Corp.:
3.25%, 6/15/2025	200,000	193,518
4.38%, 6/15/2045	130,000	113,707
Valmont Industries, Inc.:
5.00%, 10/1/2044	85,000	73,238

See accompanying notes to financial statements.
58

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/1/2054	$ 171,000	$ 146,619
		892,526
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	105,000	92,056
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	222,277
5.75%, 5/1/2043	175,000	176,738
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	385,000	394,452
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	265,000	231,223
5.00%, 9/30/2043	965,000	936,697
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	265,000	241,818
4.55%, 11/14/2024	300,000	296,160
4.63%, 8/1/2030	260,000	243,032
5.00%, 9/1/2027	150,000	145,927
5.25%, 9/1/2029	823,000	793,709
5.40%, 11/14/2034	175,000	164,509
Kinross Gold Corp.:
4.50%, 7/15/2027	200,000	189,380
5.95%, 3/15/2024	218,000	218,809
Newmont Corp.:
2.25%, 10/1/2030	515,000	414,014
2.60%, 7/15/2032	200,000	159,358
4.88%, 3/15/2042	117,000	107,748
6.25%, 10/1/2039	346,000	363,013
5.88%, 4/1/2035	215,000	217,900
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	410,000	439,376
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	262,000	226,090
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	694,000	460,483
7.13%, 7/15/2028	191,000	210,163
Southern Copper Corp.:
5.25%, 11/8/2042	650,000	622,966
6.75%, 4/16/2040	180,000	201,154
7.50%, 7/27/2035	570,000	660,493
Teck Resources, Ltd.:
3.90%, 7/15/2030	500,000	448,720
6.00%, 8/15/2040	123,000	117,966
6.13%, 10/1/2035	322,000	318,770
Yamana Gold, Inc. 2.63%, 8/15/2031	250,000	187,200
		9,502,201
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.00%, 2/14/2025	257,333	243,669
2.38%, 8/26/2029 (b)	379,000	321,691
Security Description	Principal Amount	Value
2.65%, 4/15/2025	$ 130,000	$ 124,190
2.88%, 10/15/2027	214,000	198,027
3.05%, 4/15/2030	172,000	151,336
3.25%, 8/26/2049	654,000	456,891
Series MTN, 3.00%, 8/7/2025	303,000	290,556
Series MTN, 3.13%, 9/19/2046	315,000	216,370
Series MTN, 3.25%, 2/14/2024	263,000	258,103
Series MTN, 3.38%, 3/1/2029 (b)	260,000	239,177
Series MTN, 3.63%, 9/14/2028	180,000	170,653
Series MTN, 3.63%, 10/15/2047	270,000	201,836
Carlisle Cos., Inc.:
2.75%, 3/1/2030	215,000	178,895
3.75%, 12/1/2027	420,000	391,814
Eaton Corp.:
3.10%, 9/15/2027	168,000	156,474
3.92%, 9/15/2047	50,000	40,558
4.00%, 11/2/2032	207,000	190,724
4.15%, 3/15/2033	140,000	130,434
4.15%, 11/2/2042	252,000	214,815
4.70%, 8/23/2052	140,000	127,625
GE Capital Funding LLC 4.55%, 5/15/2032	295,000	279,990
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	650,000	598,773
General Electric Co.:
Series GMTN, 6.88%, 1/10/2039	137,000	151,001
Series MTN, 5.88%, 1/14/2038 (b)	25,000	25,470
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	181,000	168,156
3.50%, 3/1/2024	200,000	196,818
4.88%, 9/15/2041	100,000	97,039
Parker-Hannifin Corp.:
2.70%, 6/14/2024	245,000	236,067
3.25%, 3/1/2027 (b)	190,000	177,621
3.25%, 6/14/2029	164,000	146,605
4.00%, 6/14/2049	200,000	157,898
Series MTN, 4.20%, 11/21/2034	445,000	400,073
Series MTN, 4.45%, 11/21/2044	485,000	416,838
Series MTN, 6.25%, 5/15/2038	430,000	444,680
Pentair Finance SARL 4.50%, 7/1/2029	175,000	162,279
Textron, Inc.:
2.45%, 3/15/2031	145,000	116,142
3.65%, 3/15/2027	485,000	452,520

See accompanying notes to financial statements.
59

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 9/17/2029	$ 526,000	$ 476,461
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	133,000	125,801
4.30%, 2/21/2048	120,000	92,602
5.75%, 6/15/2043	315,000	309,566
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	367,000	357,146
		9,893,384
MULTI-NATIONAL — 0.0% (a)
African Development Bank 4.38%, 11/3/2027	405,000	406,980
Asian Development Bank 1.63%, 3/15/2024	300,000	289,014
Corp. Andina de Fomento:
2.25%, 2/8/2027	100,000	89,677
5.25%, 11/21/2025	250,000	249,360
Nordic Investment Bank 3.38%, 9/8/2027	229,000	221,086
		1,256,117
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	301,000	256,527
3.57%, 12/1/2031	175,000	144,494
4.13%, 5/1/2025	617,000	600,063
4.25%, 4/1/2028	210,000	193,175
5.50%, 12/1/2024	200,000	199,280
		1,393,539
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	348,000	277,634
2.72%, 1/12/2032 (b)	575,000	481,338
2.77%, 11/10/2050	195,000	124,589
2.94%, 6/4/2051 (b)	543,000	358,505
3.00%, 2/24/2050	553,000	375,155
3.00%, 3/17/2052	150,000	99,884
3.02%, 1/16/2027	169,000	157,569
3.12%, 5/4/2026	206,000	195,360
3.38%, 2/8/2061 (b)	385,000	266,185
3.41%, 2/11/2026	853,000	819,861
3.59%, 4/14/2027	101,000	96,200
3.63%, 4/6/2030	600,000	550,422
3.80%, 9/21/2025	199,000	195,414
4.23%, 11/6/2028 (b)	634,000	613,896
BP Capital Markets PLC 3.28%, 9/19/2027	924,000	868,320
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	167,000	155,422
2.95%, 7/15/2030	276,000	232,748
3.80%, 4/15/2024	270,000	265,043
Security Description	Principal Amount	Value
3.85%, 6/1/2027	$ 311,000	$ 293,531
5.85%, 2/1/2035	25,000	24,111
6.25%, 3/15/2038	441,000	438,583
6.45%, 6/30/2033	111,000	113,137
6.50%, 2/15/2037	245,000	244,069
6.75%, 2/1/2039	220,000	227,704
Series GMTN, 4.95%, 6/1/2047	150,000	131,291
Cenovus Energy, Inc.:
3.75%, 2/15/2052	125,000	88,156
5.40%, 6/15/2047	198,000	178,867
6.75%, 11/15/2039	262,000	271,390
6.80%, 9/15/2037	800,000	821,424
Chevron Corp.:
1.55%, 5/11/2025	851,000	791,847
2.00%, 5/11/2027	176,000	158,168
2.24%, 5/11/2030	838,000	717,454
2.90%, 3/3/2024	295,000	288,398
2.95%, 5/16/2026	351,000	333,088
3.08%, 5/11/2050	345,000	250,905
3.33%, 11/17/2025 (b)	150,000	145,095
Chevron USA, Inc.:
0.69%, 8/12/2025	165,000	149,282
1.02%, 8/12/2027	414,000	355,183
2.34%, 8/12/2050	126,000	78,904
3.25%, 10/15/2029	618,000	566,972
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	212,000	188,544
3.30%, 9/30/2049	200,000	131,524
4.25%, 5/9/2043	310,000	248,983
CNOOC Finance 2014 ULC:
4.25%, 4/30/2024	536,000	529,595
4.88%, 4/30/2044	305,000	268,778
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	118,061
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	25,000	24,090
4.38%, 5/2/2028	264,000	258,345
CNOOC Petroleum North America ULC:
6.40%, 5/15/2037	421,000	432,241
7.50%, 7/30/2039	250,000	286,670
7.88%, 3/15/2032	262,000	307,512
ConocoPhillips:
5.90%, 10/15/2032	377,000	402,760
5.90%, 5/15/2038	468,000	494,044
6.50%, 2/1/2039 (b)	486,000	546,415
ConocoPhillips Co.:
2.13%, 3/8/2024	400,000	387,448
2.40%, 3/7/2025	224,000	212,959
3.80%, 3/15/2052	160,000	126,992
4.03%, 3/15/2062	729,000	581,910
4.30%, 11/15/2044	162,000	140,303
6.95%, 4/15/2029	311,000	343,879

See accompanying notes to financial statements.
60

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Continental Resources, Inc. 4.90%, 6/1/2044	$ 535,000	$ 394,477
Coterra Energy, Inc.:
3.90%, 5/15/2027	249,000	232,708
4.38%, 3/15/2029	418,000	392,845
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	637,000	540,666
5.00%, 6/15/2045	490,000	421,723
5.60%, 7/15/2041	448,000	418,557
7.95%, 4/15/2032	100,000	114,156
Diamondback Energy, Inc.:
3.13%, 3/24/2031	25,000	20,722
3.25%, 12/1/2026	994,000	925,991
3.50%, 12/1/2029	247,000	216,696
4.25%, 3/15/2052	173,000	128,383
4.40%, 3/24/2051	10,000	7,647
6.25%, 3/15/2033	500,000	507,800
Eni USA, Inc. 7.30%, 11/15/2027	356,000	379,037
EOG Resources, Inc.:
3.15%, 4/1/2025	50,000	48,246
3.90%, 4/1/2035	330,000	293,789
4.15%, 1/15/2026	200,000	196,274
4.38%, 4/15/2030	518,000	501,419
4.95%, 4/15/2050	25,000	23,913
EQT Corp.:
3.90%, 10/1/2027	367,000	338,756
5.00%, 1/15/2029	120,000	112,763
5.70%, 4/1/2028	25,000	24,861
6.13%, 2/1/2025	271,000	271,726
7.00%, 2/1/2030	250,000	258,973
Equinor ASA:
1.75%, 1/22/2026	425,000	388,701
2.38%, 5/22/2030	315,000	268,175
2.65%, 1/15/2024	225,000	219,573
2.88%, 4/6/2025	450,000	431,446
3.25%, 11/18/2049	326,000	238,114
3.63%, 9/10/2028	300,000	284,334
3.63%, 4/6/2040	250,000	205,010
3.70%, 4/6/2050	280,000	223,426
3.95%, 5/15/2043	209,000	174,914
4.80%, 11/8/2043	628,000	590,169
7.25%, 9/23/2027	200,000	221,818
Exxon Mobil Corp.:
2.02%, 8/16/2024	490,000	469,449
2.28%, 8/16/2026	122,000	112,952
2.44%, 8/16/2029 (b)	220,000	192,447
2.61%, 10/15/2030	1,345,000	1,174,225
2.71%, 3/6/2025	887,000	848,682
2.99%, 3/19/2025	820,000	790,455
3.00%, 8/16/2039	218,000	167,690
3.04%, 3/1/2026	280,000	267,322
3.45%, 4/15/2051	940,000	712,511
3.48%, 3/19/2030	654,000	609,279
3.57%, 3/6/2045	100,000	78,744
Security Description	Principal Amount	Value
4.11%, 3/1/2046	$ 386,000	$ 330,127
4.23%, 3/19/2040	682,000	613,841
4.33%, 3/19/2050	1,061,000	938,317
Helmerich & Payne, Inc. 2.90%, 9/29/2031	450,000	364,333
Hess Corp.:
3.50%, 7/15/2024	91,000	88,326
5.60%, 2/15/2041	297,000	281,217
5.80%, 4/1/2047	127,000	121,644
6.00%, 1/15/2040	138,000	136,079
7.30%, 8/15/2031	287,000	311,952
7.88%, 10/1/2029	120,000	133,446
HF Sinclair Corp. 5.88%, 4/1/2026	252,000	252,655
Marathon Oil Corp.:
4.40%, 7/15/2027	150,000	143,240
6.60%, 10/1/2037	25,000	24,911
6.80%, 3/15/2032	380,000	391,229
Marathon Petroleum Corp.:
3.63%, 9/15/2024	138,000	134,366
3.80%, 4/1/2028	550,000	508,365
4.50%, 4/1/2048	200,000	158,982
4.70%, 5/1/2025	694,000	683,847
4.75%, 9/15/2044	100,000	83,716
5.00%, 9/15/2054	259,000	217,923
5.13%, 12/15/2026	228,000	227,109
6.50%, 3/1/2041	268,000	276,517
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	200,000	198,102
Ovintiv, Inc.:
6.63%, 8/15/2037	200,000	201,406
7.20%, 11/1/2031	450,000	473,283
Phillips 66:
0.90%, 2/15/2024	248,000	237,338
1.30%, 2/15/2026	140,000	125,168
2.15%, 12/15/2030	470,000	375,873
3.30%, 3/15/2052	15,000	10,406
3.85%, 4/9/2025	583,000	568,168
3.90%, 3/15/2028 (b)	522,000	493,300
4.88%, 11/15/2044	392,000	360,123
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	228,000	198,866
3.55%, 10/1/2026 (e)	183,000	171,601
3.75%, 3/1/2028 (e)	296,000	273,060
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	10,000	8,911
1.90%, 8/15/2030	498,000	390,771
2.15%, 1/15/2031	320,000	253,795
Shell International Finance B.V.:
2.00%, 11/7/2024	411,000	390,828
2.38%, 11/7/2029	369,000	319,082
2.50%, 9/12/2026	356,000	330,222
2.75%, 4/6/2030	205,000	180,179
2.88%, 5/10/2026	758,000	714,301

See accompanying notes to financial statements.
61

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/26/2051	$ 100,000	$ 68,063
3.13%, 11/7/2049	210,000	148,422
3.25%, 5/11/2025	686,000	664,892
3.25%, 4/6/2050	420,000	304,765
3.63%, 8/21/2042	370,000	298,350
3.75%, 9/12/2046	737,000	583,962
3.88%, 11/13/2028	552,000	531,333
4.00%, 5/10/2046	780,000	642,509
4.13%, 5/11/2035	446,000	413,018
4.55%, 8/12/2043	302,000	272,966
6.38%, 12/15/2038	931,000	1,027,470
Suncor Energy, Inc.:
3.75%, 3/4/2051	70,000	50,696
5.95%, 12/1/2034	300,000	298,524
6.50%, 6/15/2038	300,000	308,487
6.80%, 5/15/2038	265,000	278,141
7.15%, 2/1/2032	205,000	220,057
Tosco Corp. 8.13%, 2/15/2030	200,000	233,666
TotalEnergies Capital International SA:
2.43%, 1/10/2025	469,000	448,022
2.83%, 1/10/2030	419,000	370,342
2.99%, 6/29/2041	190,000	141,826
3.13%, 5/29/2050	712,000	506,260
3.39%, 6/29/2060	857,000	602,111
3.46%, 2/19/2029	410,000	380,652
3.70%, 1/15/2024	375,000	370,001
3.75%, 4/10/2024	301,000	297,171
TotalEnergies Capital SA 3.88%, 10/11/2028	302,000	291,940
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	232,471
4.00%, 4/1/2029 (b)	335,000	315,215
4.00%, 6/1/2052	435,000	328,186
4.35%, 6/1/2028 (b)	20,000	19,316
6.63%, 6/15/2037	612,000	654,277
7.50%, 4/15/2032	280,000	315,059
		58,588,816
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	245,000	219,586
3.14%, 11/7/2029	175,000	154,397
3.34%, 12/15/2027 (b)	171,000	158,204
4.08%, 12/15/2047	273,500	214,640
4.49%, 5/1/2030	645,000	615,633
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	218,140
3.80%, 11/15/2025	10,000	9,725
4.50%, 11/15/2041	245,000	204,404
4.85%, 11/15/2035	100,000	92,597
5.00%, 11/15/2045	569,000	504,464
6.70%, 9/15/2038	420,000	445,692
Security Description	Principal Amount	Value
7.45%, 9/15/2039	$ 220,000	$ 248,761
NOV, Inc. 3.95%, 12/1/2042	125,000	87,113
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	190,000	174,129
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	128,000	109,729
		3,457,214
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	225,000	212,983
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	494,000	401,049
2.69%, 5/25/2031	165,000	134,074
AptarGroup, Inc. 3.60%, 3/15/2032	115,000	95,388
Berry Global, Inc.:
0.95%, 2/15/2024	282,000	268,027
1.57%, 1/15/2026	412,000	367,879
Packaging Corp. of America:
3.00%, 12/15/2029	124,000	106,205
3.05%, 10/1/2051	110,000	70,635
3.40%, 12/15/2027	147,000	135,433
3.65%, 9/15/2024	275,000	267,484
Sonoco Products Co.:
1.80%, 2/1/2025	293,000	272,472
2.25%, 2/1/2027	315,000	279,115
WRKCo, Inc.:
3.00%, 6/15/2033	390,000	311,216
3.38%, 9/15/2027	150,000	137,891
3.90%, 6/1/2028 (b)	319,000	294,185
4.00%, 3/15/2028	436,000	406,696
4.20%, 6/1/2032 (b)	74,000	66,569
4.65%, 3/15/2026	216,000	212,596
4.90%, 3/15/2029	222,500	214,143
		4,254,040
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.60%, 11/21/2024	1,325,000	1,268,581
2.95%, 11/21/2026	913,000	850,779
3.20%, 11/21/2029	1,494,000	1,347,035
3.60%, 5/14/2025	931,000	902,418
3.80%, 3/15/2025	851,000	829,572
3.85%, 6/15/2024	566,000	557,080
4.05%, 11/21/2039	967,000	828,158
4.25%, 11/14/2028	672,000	649,764
4.25%, 11/21/2049	1,323,000	1,112,074
4.30%, 5/14/2036	183,000	165,428
4.40%, 11/6/2042	601,000	521,884
4.45%, 5/14/2046	250,000	216,940
4.50%, 5/14/2035	1,109,000	1,032,424
4.55%, 3/15/2035	1,071,000	1,001,203

See accompanying notes to financial statements.
62

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/1/2042	$ 132,000	$ 118,036
4.70%, 5/14/2045	241,000	215,280
4.75%, 3/15/2045	552,000	495,690
4.85%, 6/15/2044	219,000	200,576
4.88%, 11/14/2048	668,000	615,108
AmerisourceBergen Corp.:
2.70%, 3/15/2031	522,000	433,041
2.80%, 5/15/2030	325,000	275,616
3.45%, 12/15/2027	173,000	161,618
Astrazeneca Finance LLC:
0.70%, 5/28/2024	430,000	405,610
1.20%, 5/28/2026	525,000	467,770
1.75%, 5/28/2028	330,000	283,430
2.25%, 5/28/2031	360,000	299,596
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	219,970
1.38%, 8/6/2030	270,000	213,376
3.00%, 5/28/2051	240,000	169,500
3.13%, 6/12/2027	25,000	23,520
3.38%, 11/16/2025	721,000	696,846
4.00%, 9/18/2042	262,000	226,554
4.38%, 11/16/2045	240,000	216,336
4.38%, 8/17/2048	323,000	289,666
6.45%, 9/15/2037	572,000	645,594
Becton Dickinson & Co.:
1.96%, 2/11/2031	254,000	200,680
3.36%, 6/6/2024	227,000	221,452
3.70%, 6/6/2027 (b)	463,000	437,975
3.73%, 12/15/2024	240,000	233,990
Becton Dickinson and Co. 4.67%, 6/6/2047	784,000	691,519
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	530,000	476,968
1.13%, 11/13/2027	339,000	289,784
1.45%, 11/13/2030	182,000	143,542
2.55%, 11/13/2050	370,000	233,688
2.90%, 7/26/2024	764,000	742,356
2.95%, 3/15/2032 (b)	545,000	475,453
3.20%, 6/15/2026	350,000	334,078
3.25%, 8/1/2042	394,000	300,882
3.40%, 7/26/2029	440,000	408,527
3.55%, 3/15/2042	30,000	24,396
3.70%, 3/15/2052	622,000	485,676
3.90%, 2/20/2028	451,000	435,612
3.90%, 3/15/2062	492,000	384,222
4.13%, 6/15/2039	742,000	661,515
4.25%, 10/26/2049	593,000	512,880
4.35%, 11/15/2047	893,000	789,037
4.55%, 2/20/2048	560,000	508,721
Cardinal Health, Inc.:
3.08%, 6/15/2024	666,000	646,693
4.37%, 6/15/2047	134,000	105,556
4.50%, 11/15/2044	528,000	422,321
Cigna Corp.:
0.61%, 3/15/2024	132,000	125,136
Security Description	Principal Amount	Value
1.25%, 3/15/2026	$ 335,000	$ 298,589
2.38%, 3/15/2031	555,000	453,940
2.40%, 3/15/2030 (b)	701,000	587,403
3.05%, 10/15/2027	397,000	363,608
3.40%, 3/1/2027	174,000	163,289
3.40%, 3/15/2050	358,000	254,019
3.40%, 3/15/2051	210,000	150,049
4.13%, 11/15/2025	552,000	539,773
4.38%, 10/15/2028	526,000	507,390
4.50%, 2/25/2026	265,000	261,157
4.80%, 8/15/2038	452,000	421,205
3.88%, 10/15/2047	717,000	553,409
4.80%, 7/15/2046	240,000	215,765
CVS Health Corp.:
1.30%, 8/21/2027	322,000	273,133
1.75%, 8/21/2030	225,000	176,870
1.88%, 2/28/2031	703,000	550,569
2.13%, 9/15/2031	127,000	100,648
2.63%, 8/15/2024	1,144,000	1,098,354
2.88%, 6/1/2026	744,000	694,799
3.00%, 8/15/2026	460,000	429,599
3.25%, 8/15/2029	303,000	271,076
3.38%, 8/12/2024	376,000	366,867
3.75%, 4/1/2030	1,410,000	1,279,645
3.88%, 7/20/2025	634,000	618,987
4.10%, 3/25/2025	373,000	367,651
4.13%, 4/1/2040	25,000	20,809
4.30%, 3/25/2028	1,048,435	1,014,109
4.78%, 3/25/2038	1,438,000	1,317,596
5.05%, 3/25/2048	2,010,000	1,814,367
5.13%, 7/20/2045	816,000	743,523
5.30%, 12/5/2043	182,000	170,465
Eli Lilly & Co.:
2.25%, 5/15/2050	355,000	223,700
2.50%, 9/15/2060	421,000	258,275
2.75%, 6/1/2025	171,000	163,562
3.10%, 5/15/2027	185,000	173,956
3.38%, 3/15/2029	572,000	535,913
3.95%, 3/15/2049	120,000	106,783
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	548,000	533,182
3.38%, 6/1/2029	245,000	226,039
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	268,707	262,516
4.20%, 3/18/2043	216,000	187,300
6.38%, 5/15/2038	776,000	872,775
Johnson & Johnson:
0.55%, 9/1/2025	140,000	126,445
0.95%, 9/1/2027 (b)	330,000	284,556
1.30%, 9/1/2030	251,000	202,567
2.10%, 9/1/2040	275,000	188,865
2.25%, 9/1/2050	285,000	178,752
2.63%, 1/15/2025	668,301	643,808
2.90%, 1/15/2028	818,000	762,523
2.95%, 3/3/2027	455,000	429,948

See accompanying notes to financial statements.
63

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 1/15/2038	$ 583,000	$ 497,474
3.63%, 3/3/2037	641,000	570,458
3.70%, 3/1/2046	418,000	352,232
3.75%, 3/3/2047	320,000	270,579
4.38%, 12/5/2033	426,000	420,057
4.50%, 12/5/2043	102,000	97,501
4.85%, 5/15/2041	100,000	98,632
4.95%, 5/15/2033	144,000	149,567
5.85%, 7/15/2038	265,000	294,206
5.95%, 8/15/2037	411,000	457,205
McKesson Corp.:
0.90%, 12/3/2025 (b)	155,000	137,885
1.30%, 8/15/2026 (b)	335,000	294,150
3.80%, 3/15/2024	310,000	305,152
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	405,000	420,997
Merck & Co., Inc.:
0.75%, 2/24/2026	238,000	210,932
1.45%, 6/24/2030	225,000	179,543
1.70%, 6/10/2027	1,000,000	888,120
1.90%, 12/10/2028	200,000	172,124
2.15%, 12/10/2031	337,000	275,380
2.35%, 6/24/2040	570,000	397,672
2.45%, 6/24/2050	295,000	188,667
2.75%, 2/10/2025	50,000	47,932
2.75%, 12/10/2051	555,000	373,537
2.90%, 3/7/2024	136,000	132,930
3.40%, 3/7/2029	636,000	592,339
3.60%, 9/15/2042	135,000	111,000
3.70%, 2/10/2045	1,038,000	854,077
3.90%, 3/7/2039	353,000	310,121
4.00%, 3/7/2049	382,000	327,343
4.15%, 5/18/2043	581,000	516,248
Mylan, Inc.:
4.55%, 4/15/2028	498,000	461,228
5.40%, 11/29/2043	300,000	237,648
Novartis Capital Corp.:
1.75%, 2/14/2025	457,791	431,821
2.00%, 2/14/2027	674,000	613,603
2.20%, 8/14/2030	259,000	220,140
2.75%, 8/14/2050	215,000	149,591
3.00%, 11/20/2025	320,000	306,851
3.40%, 5/6/2024	1,146,000	1,122,965
4.00%, 11/20/2045	238,000	210,080
4.40%, 5/6/2044	404,000	375,171
Pfizer, Inc.:
0.80%, 5/28/2025	350,000	320,253
1.70%, 5/28/2030 (b)	838,000	689,104
1.75%, 8/18/2031	392,500	315,582
2.55%, 5/28/2040	177,000	128,660
2.63%, 4/1/2030	15,000	13,153
2.70%, 5/28/2050	10,000	6,808
2.75%, 6/3/2026	222,000	209,315
2.95%, 3/15/2024	200,000	195,474
3.00%, 12/15/2026 (b)	158,000	149,765
Security Description	Principal Amount	Value
3.40%, 5/15/2024	$ 591,000	$ 580,137
3.45%, 3/15/2029 (b)	177,000	166,752
3.90%, 3/15/2039	563,000	496,746
4.00%, 12/15/2036	470,000	429,251
4.00%, 3/15/2049	305,000	264,581
4.10%, 9/15/2038	277,000	251,175
4.13%, 12/15/2046 (b)	325,000	287,456
4.20%, 9/15/2048	267,000	238,978
4.30%, 6/15/2043	160,000	147,157
4.40%, 5/15/2044	266,000	247,058
7.20%, 3/15/2039	824,000	999,446
Sanofi 3.63%, 6/19/2028	231,000	220,526
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026 (b)	603,000	566,856
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	877,000	715,728
3.03%, 7/9/2040	334,000	245,062
3.18%, 7/9/2050	275,000	188,103
3.38%, 7/9/2060	170,000	114,335
5.00%, 11/26/2028	787,000	781,255
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,186,000	1,108,424
5.25%, 6/15/2046	564,000	427,354
Viatris, Inc.:
1.65%, 6/22/2025	85,000	77,005
2.70%, 6/22/2030	205,000	160,708
3.85%, 6/22/2040	334,000	223,833
4.00%, 6/22/2050	297,000	183,977
Wyeth LLC:
5.95%, 4/1/2037	427,000	461,476
6.00%, 2/15/2036	224,000	239,514
6.45%, 2/1/2024	185,000	187,951
Zoetis, Inc.:
3.00%, 5/15/2050	200,000	135,536
3.90%, 8/20/2028	163,000	154,962
3.95%, 9/12/2047	102,000	82,322
4.45%, 8/20/2048	305,000	265,249
4.50%, 11/13/2025	188,000	187,054
4.70%, 2/1/2043	644,000	582,820
5.40%, 11/14/2025	95,000	96,906
5.60%, 11/16/2032	135,000	140,071
		78,445,896
PIPELINES — 0.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,593
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	55,000	46,045
3.60%, 9/1/2032	375,000	311,044
4.45%, 7/15/2027	113,000	107,399
4.80%, 5/3/2029	100,000	94,080

See accompanying notes to financial statements.
64

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 6/1/2026	$ 145,000	$ 147,078
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	305,000	236,689
3.70%, 11/15/2029	190,000	172,246
5.13%, 6/30/2027	725,000	717,496
5.88%, 3/31/2025	195,000	196,104
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	324,381
5.80%, 6/1/2045	138,000	133,715
DCP Midstream Operating L.P.:
5.60%, 4/1/2044	105,000	97,625
5.63%, 7/15/2027	481,000	477,883
8.13%, 8/16/2030	412,000	459,413
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	315,000	272,573
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	132,000	123,540
5.88%, 10/15/2025	120,000	121,966
7.38%, 10/15/2045	200,000	223,728
Series B, 7.50%, 4/15/2038	130,000	142,826
Enbridge, Inc.:
1.60%, 10/4/2026	230,000	201,489
2.15%, 2/16/2024	290,000	280,056
2.50%, 1/15/2025	240,000	227,081
2.50%, 2/14/2025	289,000	272,955
2.50%, 8/1/2033	150,000	115,553
3.13%, 11/15/2029	573,000	499,564
4.25%, 12/1/2026	320,000	308,067
Energy Transfer L.P.:
2.90%, 5/15/2025	790,000	744,346
3.75%, 5/15/2030	365,000	321,769
3.90%, 5/15/2024	215,000	209,518
4.00%, 10/1/2027	208,000	194,474
4.05%, 3/15/2025	457,000	442,824
4.15%, 9/15/2029	242,000	218,330
4.20%, 4/15/2027	287,000	270,876
4.25%, 4/1/2024	455,000	446,769
4.40%, 3/15/2027	273,000	259,691
4.50%, 4/15/2024	519,000	511,801
4.75%, 1/15/2026	595,000	580,631
4.95%, 6/15/2028	301,000	290,736
4.95%, 1/15/2043	90,000	72,746
5.00%, 5/15/2044	100,000	81,799
5.00%, 5/15/2050	372,000	300,319
5.15%, 2/1/2043	161,000	134,126
5.15%, 3/15/2045	607,000	503,925
5.25%, 4/15/2029	110,000	106,645
5.30%, 4/15/2047	445,000	372,300
5.35%, 5/15/2045	250,000	213,072
5.40%, 10/1/2047	333,000	283,430
Security Description	Principal Amount	Value
5.50%, 6/1/2027	$ 368,000	$ 365,748
5.55%, 2/15/2028	400,000	396,348
5.75%, 2/15/2033	185,000	181,467
6.10%, 2/15/2042	131,000	120,630
6.25%, 4/15/2049	500,000	466,945
6.50%, 2/1/2042	258,000	254,907
7.50%, 7/1/2038	175,000	186,256
6.00%, 6/15/2048	250,000	225,505
Series 20Y, 5.80%, 6/15/2038	165,000	151,590
Enterprise Products Operating LLC:
3.13%, 7/31/2029	550,000	484,203
3.20%, 2/15/2052	135,000	89,089
3.30%, 2/15/2053	162,000	108,187
3.70%, 2/15/2026	231,000	222,589
3.70%, 1/31/2051	350,000	254,551
3.75%, 2/15/2025	455,000	442,460
3.95%, 2/15/2027	141,000	135,227
3.95%, 1/31/2060	302,000	219,608
4.15%, 10/16/2028	237,000	224,406
4.20%, 1/31/2050	615,000	484,669
4.25%, 2/15/2048	239,000	192,725
4.45%, 2/15/2043	175,000	147,077
4.80%, 2/1/2049	413,000	356,832
4.85%, 8/15/2042	230,000	203,815
4.85%, 3/15/2044	255,000	223,949
4.90%, 5/15/2046	475,000	416,195
4.95%, 10/15/2054	229,000	194,565
5.10%, 2/15/2045	350,000	316,193
5.95%, 2/1/2041	490,000	489,245
7.55%, 4/15/2038	25,000	27,943
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	441,000	339,773
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	523,000	427,532
Series H, 6.65%, 10/15/2034	235,000	247,993
Kinder Morgan Energy Partners L.P.:
4.15%, 2/1/2024	330,000	325,717
4.25%, 9/1/2024	538,000	529,317
4.30%, 5/1/2024	431,000	425,518
4.70%, 11/1/2042	108,000	89,465
5.00%, 3/1/2043	410,000	350,997
5.50%, 3/1/2044	251,842	228,524
5.63%, 9/1/2041	100,000	91,073
6.38%, 3/1/2041	216,000	214,579
6.50%, 9/1/2039	183,000	186,484
7.75%, 3/15/2032	425,000	469,905
Series MTN, 6.95%, 1/15/2038	35,000	37,143
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	123,530

See accompanying notes to financial statements.
65

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 2/15/2031	$ 210,000	$ 162,861
3.25%, 8/1/2050	190,000	123,211
3.60%, 2/15/2051	729,000	503,950
4.30%, 6/1/2025	342,000	335,731
4.30%, 3/1/2028	238,000	228,104
4.80%, 2/1/2033	200,000	185,482
5.20%, 3/1/2048	534,000	466,513
5.30%, 12/1/2034	408,000	381,908
5.45%, 8/1/2052	400,000	361,256
5.55%, 6/1/2045	245,000	224,489
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	325,000	283,449
3.95%, 3/1/2050	397,000	292,518
4.20%, 10/3/2047	173,000	130,428
4.25%, 9/15/2046	185,000	139,527
4.85%, 2/1/2049	130,000	108,191
5.00%, 3/1/2026	113,000	112,386
5.15%, 10/15/2043	86,000	74,823
MPLX L.P.:
1.75%, 3/1/2026 (b)	687,000	613,271
2.65%, 8/15/2030	416,000	337,513
4.00%, 2/15/2025	102,000	98,840
4.00%, 3/15/2028	268,000	249,634
4.25%, 12/1/2027	235,000	221,972
4.50%, 4/15/2038	457,000	384,099
4.70%, 4/15/2048	343,000	273,639
4.88%, 12/1/2024	353,000	349,837
4.88%, 6/1/2025	384,000	379,576
4.90%, 4/15/2058	204,000	160,271
4.95%, 3/14/2052	319,000	261,953
5.20%, 3/1/2047	565,000	480,301
5.20%, 12/1/2047	150,000	127,829
5.50%, 2/15/2049	618,000	546,658
ONEOK Partners L.P.:
4.90%, 3/15/2025	184,000	181,507
6.13%, 2/1/2041	223,000	211,656
6.85%, 10/15/2037	202,000	204,608
ONEOK, Inc.:
2.20%, 9/15/2025	170,000	156,123
2.75%, 9/1/2024	210,000	201,172
3.10%, 3/15/2030	320,000	268,512
4.00%, 7/13/2027	189,000	178,025
4.35%, 3/15/2029	326,000	302,300
4.50%, 3/15/2050	120,000	90,031
4.55%, 7/15/2028	213,000	201,279
4.95%, 7/13/2047	322,000	261,361
5.20%, 7/15/2048	15,000	12,569
5.85%, 1/15/2026	78,000	79,083
6.10%, 11/15/2032	275,000	276,001
6.35%, 1/15/2031	65,000	66,240
7.15%, 1/15/2051	15,000	15,296
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	542,000	471,047
Security Description	Principal Amount	Value
3.60%, 11/1/2024	$ 300,000	$ 290,514
4.30%, 1/31/2043	194,000	139,567
4.65%, 10/15/2025	265,000	259,480
4.90%, 2/15/2045	203,000	158,435
5.15%, 6/1/2042	245,000	198,869
6.65%, 1/15/2037	126,000	124,273
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	261,000	245,382
5.00%, 3/15/2027	427,000	418,883
5.63%, 3/1/2025	614,000	615,455
5.75%, 5/15/2024	702,000	702,246
5.88%, 6/30/2026	291,000	294,451
5.90%, 9/15/2037 (e)	450,000	449,113
4.50%, 5/15/2030	365,000	339,001
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	293,000	273,474
3.50%, 3/15/2025	350,000	336,696
4.75%, 3/15/2024	175,000	173,884
5.95%, 9/25/2043	265,000	256,459
Targa Resources Corp.:
4.20%, 2/1/2033	250,000	215,235
4.95%, 4/15/2052	5,000	3,975
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	475,000	399,313
4.88%, 2/1/2031	500,000	451,775
5.00%, 1/15/2028	192,000	183,383
5.50%, 3/1/2030	525,000	494,744
6.50%, 7/15/2027	137,000	138,330
6.88%, 1/15/2029	100,000	100,985
TC PipeLines L.P. 4.38%, 3/13/2025 (b)	85,000	83,263
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	140,000	148,228
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	150,000	165,191
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	250,000	231,575
2.50%, 10/12/2031	20,000	15,892
4.25%, 5/15/2028	300,000	284,967
4.63%, 3/1/2034	346,000	316,002
4.75%, 5/15/2038	205,000	182,723
4.88%, 1/15/2026	272,000	270,626
5.00%, 10/16/2043	585,000	518,614
5.10%, 3/15/2049 (b)	394,000	359,328
5.85%, 3/15/2036	94,000	92,796
6.10%, 6/1/2040	140,000	140,778
6.20%, 10/15/2037	158,000	161,301
7.25%, 8/15/2038	420,000	465,457
7.63%, 1/15/2039	551,000	630,581

See accompanying notes to financial statements.
66

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	$ 339,000	$ 294,483
4.00%, 3/15/2028	1,074,000	1,009,710
7.85%, 2/1/2026	327,000	348,736
Valero Energy Partners L.P. 4.50%, 3/15/2028	270,000	262,011
Williams Cos., Inc.:
2.60%, 3/15/2031	381,000	309,140
3.50%, 11/15/2030	334,000	292,594
3.75%, 6/15/2027	25,000	23,564
3.90%, 1/15/2025	294,000	286,491
4.00%, 9/15/2025	286,000	277,900
4.30%, 3/4/2024	334,000	329,618
4.55%, 6/24/2024	243,000	240,308
4.90%, 1/15/2045	899,000	764,591
5.10%, 9/15/2045	175,000	153,069
5.75%, 6/24/2044	219,000	208,689
6.30%, 4/15/2040	547,000	560,237
		53,015,205
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	347,000	274,255
4.88%, 3/1/2026	155,000	153,389
		427,644
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P.:
2.60%, 6/15/2033	5,000	3,767
2.90%, 10/1/2030	125,000	101,643
4.80%, 10/1/2032	120,000	110,356
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	360,000	268,222
2.00%, 5/18/2032	250,000	192,365
2.95%, 3/15/2034	85,000	69,203
3.00%, 5/18/2051	332,000	211,849
3.38%, 8/15/2031	160,000	139,707
3.45%, 4/30/2025	197,000	190,637
3.55%, 3/15/2052	740,000	530,735
3.95%, 1/15/2027	115,000	110,330
4.50%, 7/30/2029	170,000	160,980
4.70%, 7/1/2030 (b)	135,000	129,700
4.85%, 4/15/2049	175,000	148,335
American Assets Trust L.P. 3.38%, 2/1/2031	110,000	87,160
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	130,000	99,982
4.25%, 2/15/2028	429,500	398,301
4.90%, 2/15/2029	385,000	364,102
American Tower Corp.:
0.60%, 1/15/2024	270,000	257,321
1.30%, 9/15/2025	71,000	64,089
1.50%, 1/31/2028	198,000	164,009
1.60%, 4/15/2026	365,000	324,605
Security Description	Principal Amount	Value
1.88%, 10/15/2030	$ 25,000	$ 19,274
2.10%, 6/15/2030	291,000	230,693
2.30%, 9/15/2031	350,000	272,506
2.40%, 3/15/2025	200,000	188,150
2.70%, 4/15/2031	325,000	264,332
2.75%, 1/15/2027	181,000	163,953
2.90%, 1/15/2030	213,000	180,449
2.95%, 1/15/2025	151,000	144,074
2.95%, 1/15/2051	125,000	77,259
3.10%, 6/15/2050	824,000	526,281
3.13%, 1/15/2027	165,000	151,424
3.38%, 5/15/2024	202,000	196,609
3.55%, 7/15/2027	221,000	204,498
3.70%, 10/15/2049	561,000	398,871
3.95%, 3/15/2029	697,000	640,550
4.00%, 6/1/2025	342,000	332,978
5.00%, 2/15/2024	369,000	368,207
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	175,000	137,606
5.00%, 2/15/2033	150,000	147,975
Series GMTN, 2.95%, 5/11/2026	363,000	337,895
Series GMTN, 3.45%, 6/1/2025	107,000	102,999
Series GMTN, 3.50%, 11/15/2024	189,000	183,511
Series MTN, 2.45%, 1/15/2031	275,000	227,034
Series MTN, 3.20%, 1/15/2028	336,000	307,205
Series MTN, 3.30%, 6/1/2029	165,000	147,870
Series MTN, 4.35%, 4/15/2048	50,000	40,992
Boston Properties L.P.:
2.45%, 10/1/2033 (b)	305,000	220,567
2.75%, 10/1/2026	164,000	147,897
2.90%, 3/15/2030	257,000	210,008
3.20%, 1/15/2025	250,000	239,585
3.25%, 1/30/2031	300,000	248,523
3.40%, 6/21/2029	594,000	511,642
3.65%, 2/1/2026 (b)	214,000	203,152
3.80%, 2/1/2024	146,000	143,463
4.50%, 12/1/2028	275,000	255,337
6.75%, 12/1/2027	200,000	206,542
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	205,000	172,401
4.55%, 10/1/2029	163,000	135,776
7.55%, 3/15/2028	220,000	216,014
Brixmor Operating Partnership L.P.:
2.50%, 8/16/2031	128,000	98,006
4.05%, 7/1/2030	560,000	492,212
4.13%, 6/15/2026	411,000	390,623
4.13%, 5/15/2029	130,000	116,154

See accompanying notes to financial statements.
67

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Broadstone Net Lease LLC 2.60%, 9/15/2031	$ 195,000	$ 146,106
Camden Property Trust 3.15%, 7/1/2029	187,000	166,886
Corporate Office Properties L.P.:
2.00%, 1/15/2029	20,000	15,397
2.25%, 3/15/2026	150,000	132,555
2.75%, 4/15/2031	250,000	187,145
Crown Castle, Inc.:
1.05%, 7/15/2026	200,000	173,098
2.10%, 4/1/2031	284,000	223,522
2.25%, 1/15/2031	209,000	167,135
2.90%, 4/1/2041	247,000	169,417
3.10%, 11/15/2029	250,000	217,895
3.20%, 9/1/2024	180,000	173,950
3.25%, 1/15/2051	275,000	179,641
3.30%, 7/1/2030	500,000	436,815
3.65%, 9/1/2027	639,000	594,187
3.70%, 6/15/2026	207,000	196,741
3.80%, 2/15/2028	385,000	357,861
4.00%, 11/15/2049	250,000	190,175
4.15%, 7/1/2050	180,000	138,575
4.45%, 2/15/2026	293,000	286,170
CubeSmart L.P.:
2.00%, 2/15/2031	170,000	128,012
3.00%, 2/15/2030	200,000	166,080
4.38%, 2/15/2029	15,000	13,860
Digital Realty Trust L.P.:
3.60%, 7/1/2029	370,000	330,743
3.70%, 8/15/2027	248,000	230,506
4.45%, 7/15/2028	229,000	217,065
5.55%, 1/15/2028 (b)	475,000	478,206
EPR Properties:
4.50%, 6/1/2027	150,000	129,423
4.75%, 12/15/2026	350,000	314,737
4.95%, 4/15/2028	286,000	242,860
Equinix, Inc.:
1.00%, 9/15/2025	260,000	232,333
1.25%, 7/15/2025	180,000	163,042
1.45%, 5/15/2026	228,000	200,455
1.55%, 3/15/2028	125,000	103,485
1.80%, 7/15/2027	166,000	142,207
2.15%, 7/15/2030	475,000	378,741
2.50%, 5/15/2031	25,000	20,044
2.63%, 11/18/2024	542,000	516,689
2.90%, 11/18/2026	270,000	246,648
2.95%, 9/15/2051	255,000	159,454
3.00%, 7/15/2050	105,000	66,527
3.20%, 11/18/2029	398,000	346,395
3.40%, 2/15/2052	250,000	171,595
ERP Operating L.P.:
1.85%, 8/1/2031	25,000	19,435
2.50%, 2/15/2030	454,000	378,868
2.85%, 11/1/2026	141,000	130,316
Security Description	Principal Amount	Value
3.00%, 7/1/2029	$ 224,000	$ 195,126
3.38%, 6/1/2025	115,000	110,583
4.15%, 12/1/2028	304,000	286,006
4.50%, 6/1/2045	166,000	140,063
Essex Portfolio L.P.:
1.65%, 1/15/2031	186,000	138,529
2.55%, 6/15/2031	132,000	104,413
2.65%, 3/15/2032	225,000	177,815
3.00%, 1/15/2030	127,000	107,372
3.50%, 4/1/2025	211,000	203,566
3.63%, 5/1/2027	25,000	23,441
4.00%, 3/1/2029	411,000	374,129
Extra Space Storage L.P. 2.35%, 3/15/2032	280,000	212,016
Federal Realty Investment Trust:
3.25%, 7/15/2027	25,000	22,853
3.50%, 6/1/2030	442,000	380,080
3.95%, 1/15/2024	230,000	227,015
4.50%, 12/1/2044	200,000	157,038
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	50,000	40,010
4.00%, 1/15/2030	507,000	443,584
4.00%, 1/15/2031	608,000	517,104
5.25%, 6/1/2025	132,000	129,967
5.75%, 6/1/2028	210,000	206,791
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031	290,000	219,295
3.10%, 2/15/2030	176,000	147,639
3.50%, 8/1/2026	135,000	125,666
3.63%, 1/15/2028	308,000	272,444
Healthpeak Properties, Inc.:
2.13%, 12/1/2028	15,000	12,612
2.88%, 1/15/2031	248,000	207,234
3.00%, 1/15/2030	435,000	372,786
3.25%, 7/15/2026	15,000	14,148
3.50%, 7/15/2029	343,000	305,126
6.75%, 2/1/2041	195,000	200,565
Highwoods Realty L.P.:
2.60%, 2/1/2031	200,000	147,822
3.05%, 2/15/2030	526,000	416,818
4.13%, 3/15/2028	228,000	205,303
4.20%, 4/15/2029	202,000	174,793
Host Hotels & Resorts L.P.:
Series F, 4.50%, 2/1/2026	30,000	28,745
Series H, 3.38%, 12/15/2029	465,000	389,135
Series I, 3.50%, 9/15/2030	217,000	179,005
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	210,000	160,198
4.65%, 4/1/2029	195,000	166,401
5.95%, 2/15/2028 (b)	200,000	185,832

See accompanying notes to financial statements.
68

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Invitation Homes Operating Partnership L.P.:
2.00%, 8/15/2031	$ 309,000	$ 228,064
2.70%, 1/15/2034	200,000	146,356
Kilroy Realty L.P.:
2.50%, 11/15/2032	390,000	277,438
2.65%, 11/15/2033	150,000	103,205
3.05%, 2/15/2030	525,000	420,488
Kimco Realty Corp.:
1.90%, 3/1/2028	100,000	83,888
2.25%, 12/1/2031	143,000	109,594
2.70%, 10/1/2030	239,000	195,036
3.30%, 2/1/2025	304,000	291,366
3.70%, 10/1/2049	354,000	242,302
4.45%, 9/1/2047	375,000	290,404
4.60%, 2/1/2033	350,000	322,007
Kite Realty Group L.P.: 4.00%, 10/1/2026	188,000	172,996
Life Storage L.P.:
3.50%, 7/1/2026	137,000	128,617
3.88%, 12/15/2027	141,000	130,577
4.00%, 6/15/2029	141,500	126,511
LXP Industrial Trust 2.70%, 9/15/2030	100,000	79,675
Mid-America Apartments L.P.:
1.70%, 2/15/2031	220,000	171,917
2.75%, 3/15/2030	125,000	106,953
2.88%, 9/15/2051	185,000	118,659
3.60%, 6/1/2027	161,000	152,607
3.95%, 3/15/2029	228,000	215,503
National Health Investors, Inc. 3.00%, 2/1/2031	365,000	262,826
National Retail Properties, Inc.:
3.10%, 4/15/2050	410,000	254,114
3.50%, 10/15/2027	460,000	416,834
3.50%, 4/15/2051	264,000	177,342
4.80%, 10/15/2048	194,000	160,843
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	261,000	188,779
3.38%, 2/1/2031	205,000	158,504
3.63%, 10/1/2029	267,000	219,453
4.75%, 1/15/2028	365,000	336,417
5.25%, 1/15/2026	230,000	225,699
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	160,000	117,558
Physicians Realty L.P.:
2.63%, 11/1/2031	145,000	113,045
3.95%, 1/15/2028	200,000	182,964
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	244,000	184,979
Prologis L.P.:
1.25%, 10/15/2030	143,000	108,546
Security Description	Principal Amount	Value
1.75%, 7/1/2030	$ 252,000	$ 199,264
1.75%, 2/1/2031	419,000	329,937
2.13%, 4/15/2027	100,000	89,619
2.13%, 10/15/2050	120,000	66,990
3.05%, 3/1/2050	10,000	6,745
3.25%, 6/30/2026	287,000	272,595
3.38%, 12/15/2027	25,000	23,354
3.88%, 9/15/2028	15,000	14,189
4.38%, 2/1/2029	220,000	210,278
4.63%, 1/15/2033	410,000	397,159
Public Storage:
0.88%, 2/15/2026	375,000	331,474
1.85%, 5/1/2028	379,000	325,531
2.25%, 11/9/2031	220,000	177,408
3.09%, 9/15/2027	308,000	287,078
3.39%, 5/1/2029	155,000	141,659
Realty Income Corp.:
0.75%, 3/15/2026	199,000	173,285
2.20%, 6/15/2028	150,000	128,601
2.85%, 12/15/2032	95,000	77,166
3.25%, 6/15/2029	130,000	115,794
3.25%, 1/15/2031	221,000	191,660
3.40%, 1/15/2028	195,000	179,575
3.65%, 1/15/2028	375,000	350,145
3.88%, 7/15/2024	150,000	146,832
3.95%, 8/15/2027	482,000	460,609
4.13%, 10/15/2026 (b)	221,000	214,739
4.60%, 2/6/2024	125,000	124,160
4.63%, 11/1/2025	575,000	570,314
5.63%, 10/13/2032	325,000	331,672
Regency Centers L.P.:
2.95%, 9/15/2029	220,000	184,459
3.60%, 2/1/2027 (b)	104,000	97,204
3.70%, 6/15/2030	145,000	125,914
4.13%, 3/15/2028	117,000	108,145
Rexford Industrial Realty L.P.:
2.13%, 12/1/2030	175,000	136,267
2.15%, 9/1/2031	200,000	153,300
Sabra Health Care L.P.:
3.90%, 10/15/2029	250,000	207,882
5.13%, 8/15/2026	450,000	428,607
Simon Property Group L.P.:
1.38%, 1/15/2027	160,000	139,856
1.75%, 2/1/2028	235,000	199,907
2.20%, 2/1/2031	280,000	221,782
2.25%, 1/15/2032	180,000	140,112
2.45%, 9/13/2029	295,000	246,602
2.65%, 7/15/2030	250,000	207,957
2.65%, 2/1/2032	295,000	237,257
3.25%, 9/13/2049	483,000	318,331
3.38%, 10/1/2024	362,000	351,491
3.38%, 6/15/2027	132,000	123,196
3.38%, 12/1/2027	297,000	275,257
3.50%, 9/1/2025	476,000	456,508
3.80%, 7/15/2050	227,000	166,323

See accompanying notes to financial statements.
69

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
REIT, 2.00%, 9/13/2024	$ 440,000	$ 418,374
SITE Centers Corp. 4.70%, 6/1/2027	500,000	469,695
Spirit Realty L.P.:
2.10%, 3/15/2028	180,000	146,691
3.20%, 1/15/2027	175,000	155,549
3.20%, 2/15/2031	125,000	99,964
3.40%, 1/15/2030	110,000	91,554
4.00%, 7/15/2029	210,000	182,582
STORE Capital Corp.:
4.50%, 3/15/2028	701,000	631,762
4.63%, 3/15/2029	339,000	302,886
Sun Communities Operating L.P.:
2.30%, 11/1/2028	149,000	124,494
2.70%, 7/15/2031	201,250	158,446
Tanger Properties L.P.:
2.75%, 9/1/2031	200,000	144,438
3.88%, 7/15/2027	100,000	91,561
UDR, Inc.:
3.00%, 8/15/2031	155,000	129,371
Series GMTN, 3.50%, 1/15/2028	158,000	143,216
Series MTN, 1.90%, 3/15/2033	150,000	106,752
Series MTN, 2.10%, 8/1/2032	115,000	85,408
Series MTN, 2.10%, 6/15/2033	100,000	71,430
Series MTN, 2.95%, 9/1/2026	144,000	132,369
Series MTN, 3.20%, 1/15/2030	253,000	219,500
Series MTN, 4.40%, 1/26/2029	292,000	274,322
Ventas Realty L.P.:
2.50%, 9/1/2031	157,000	122,984
2.65%, 1/15/2025	451,000	427,007
3.25%, 10/15/2026	128,000	118,422
3.50%, 4/15/2024	321,000	312,067
3.75%, 5/1/2024	222,000	217,132
3.85%, 4/1/2027	114,000	107,420
4.75%, 11/15/2030 (b)	400,000	375,024
4.88%, 4/15/2049	348,000	289,522
VICI Properties L.P.:
4.38%, 5/15/2025	250,000	243,472
4.75%, 2/15/2028	350,000	332,486
5.63%, 5/15/2052	615,000	543,937
Welltower, Inc.:
2.05%, 1/15/2029	15,000	12,186
2.70%, 2/15/2027 (b)	138,000	124,309
2.75%, 1/15/2031	351,000	280,621
2.75%, 1/15/2032	200,000	156,458
2.80%, 6/1/2031	165,000	131,451
4.00%, 6/1/2025	661,000	644,105
4.13%, 3/15/2029	200,000	183,292
Security Description	Principal Amount	Value
4.25%, 4/1/2026	$ 25,000	$ 24,227
4.25%, 4/15/2028	309,000	290,009
4.95%, 9/1/2048	120,000	98,790
REIT, 3.63%, 3/15/2024	271,000	265,173
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	110,205
4.00%, 11/15/2029	182,000	166,561
7.38%, 3/15/2032	300,000	332,316
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	35,865
3.85%, 7/15/2029	553,000	497,197
4.25%, 10/1/2026	100,000	96,450
4.60%, 4/1/2024	137,000	135,708
		60,479,575
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	130,000	106,278
AutoNation, Inc.:
1.95%, 8/1/2028	155,000	123,831
2.40%, 8/1/2031	625,000	449,000
3.80%, 11/15/2027	179,000	162,636
3.85%, 3/1/2032	250,000	199,825
4.75%, 6/1/2030	485,000	434,007
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	37,928
3.13%, 4/18/2024	106,000	103,224
3.13%, 4/21/2026	81,000	76,460
3.75%, 4/18/2029	614,000	568,613
4.75%, 8/1/2032	325,000	315,715
Best Buy Co., Inc.:
1.95%, 10/1/2030	330,000	260,891
4.45%, 10/1/2028	175,000	168,623
Costco Wholesale Corp.:
1.38%, 6/20/2027	225,000	197,235
1.60%, 4/20/2030	540,000	441,833
1.75%, 4/20/2032	159,000	125,680
2.75%, 5/18/2024	557,000	542,223
3.00%, 5/18/2027 (b)	475,000	447,260
Darden Restaurants, Inc.:
3.85%, 5/1/2027	199,000	189,339
4.55%, 2/15/2048	200,000	154,416
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032	129,000	101,157
4.10%, 1/15/2052	126,000	82,055
Dollar General Corp.:
3.50%, 4/3/2030	295,000	264,388
3.88%, 4/15/2027	488,000	465,459
4.25%, 9/20/2024	395,000	389,865
4.63%, 11/1/2027	100,000	98,217
5.00%, 11/1/2032	60,000	59,030
5.50%, 11/1/2052	100,000	99,443
Dollar Tree, Inc.:
4.00%, 5/15/2025	377,000	368,182
4.20%, 5/15/2028	376,000	360,764

See accompanying notes to financial statements.
70

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Genuine Parts Co.:
1.88%, 11/1/2030	$ 150,000	$ 115,171
2.75%, 2/1/2032	95,000	76,436
Home Depot, Inc.:
0.90%, 3/15/2028	459,766	381,403
1.38%, 3/15/2031	600,000	464,712
1.50%, 9/15/2028	400,000	339,876
1.88%, 9/15/2031	170,000	135,951
2.13%, 9/15/2026	861,000	788,392
2.38%, 3/15/2051	229,000	138,575
2.50%, 4/15/2027	450,000	413,910
2.70%, 4/15/2025	225,000	215,608
2.70%, 4/15/2030	786,000	686,233
2.75%, 9/15/2051	264,000	174,794
2.80%, 9/14/2027	125,000	115,952
2.88%, 4/15/2027	484,000	452,022
2.95%, 6/15/2029 (b)	195,000	176,454
3.00%, 4/1/2026	373,000	354,980
3.13%, 12/15/2049	445,000	317,855
3.25%, 4/15/2032	220,000	195,560
3.35%, 9/15/2025	480,000	465,758
3.35%, 4/15/2050	478,000	356,201
3.63%, 4/15/2052	565,000	441,604
3.90%, 12/6/2028	273,000	263,041
3.90%, 6/15/2047	267,000	220,667
4.00%, 9/15/2025	50,000	49,372
4.20%, 4/1/2043	225,000	197,005
4.25%, 4/1/2046	299,000	260,336
4.40%, 3/15/2045	141,000	125,960
4.50%, 9/15/2032	145,000	142,088
4.50%, 12/6/2048	391,000	358,058
4.88%, 2/15/2044	200,000	191,840
4.95%, 9/15/2052 (b)	100,000	96,621
5.88%, 12/16/2036	878,000	939,451
5.95%, 4/1/2041	253,000	274,242
Lowe's Cos., Inc.:
1.30%, 4/15/2028	443,000	367,903
1.70%, 9/15/2028	207,000	173,874
1.70%, 10/15/2030	846,000	660,836
2.50%, 4/15/2026	844,000	787,621
2.63%, 4/1/2031	550,000	455,675
2.80%, 9/15/2041	250,000	170,180
3.00%, 10/15/2050 (b)	349,000	223,800
3.38%, 9/15/2025	342,000	328,450
3.50%, 4/1/2051	150,000	105,089
3.65%, 4/5/2029	432,000	398,507
3.75%, 4/1/2032 (b)	760,000	677,342
4.00%, 4/15/2025	775,000	759,725
4.05%, 5/3/2047	401,000	314,853
4.25%, 4/1/2052	259,000	207,425
4.40%, 9/8/2025	70,000	69,067
4.50%, 4/15/2030	259,000	248,195
4.65%, 4/15/2042	185,000	161,374
5.00%, 4/15/2033	220,000	215,266
5.50%, 10/15/2035	200,000	197,866
Security Description	Principal Amount	Value
5.63%, 4/15/2053 (b)	$ 250,000	$ 240,945
5.80%, 9/15/2062	200,000	192,850
6.50%, 3/15/2029	17,000	18,274
McDonald's Corp.:
4.60%, 9/9/2032 (b)	325,000	318,194
Class MTN, 3.50%, 7/1/2027	475,000	450,746
Series MTN, 1.45%, 9/1/2025	15,000	13,771
Series MTN, 2.13%, 3/1/2030	15,000	12,532
Series MTN, 2.63%, 9/1/2029 (b)	60,000	52,645
Series MTN, 3.38%, 5/26/2025	185,000	178,878
Series MTN, 3.50%, 3/1/2027	358,000	340,920
Series MTN, 3.60%, 7/1/2030	1,883,000	1,727,652
Series MTN, 3.63%, 9/1/2049	50,000	38,056
Series MTN, 3.70%, 1/30/2026	382,000	371,697
Series MTN, 3.70%, 2/15/2042	238,000	189,772
Series MTN, 4.45%, 3/1/2047	380,000	329,468
Series MTN, 4.45%, 9/1/2048	83,000	72,762
Series MTN, 4.70%, 12/9/2035	145,000	139,432
Series MTN, 4.88%, 7/15/2040	315,000	297,184
Series MTN, 5.70%, 2/1/2039	450,000	463,342
Series MTN, 6.30%, 10/15/2037	198,000	215,274
Series MTN, 6.30%, 3/1/2038	270,000	294,065
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	175,000	135,361
3.55%, 3/15/2026	104,000	100,055
3.60%, 9/1/2027	181,000	170,853
4.20%, 4/1/2030	277,000	260,804
4.70%, 6/15/2032	15,000	14,532
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	169,518
Starbucks Corp.:
2.00%, 3/12/2027	631,000	563,830
2.25%, 3/12/2030	230,000	191,061
2.45%, 6/15/2026	214,000	198,412
2.55%, 11/15/2030	368,500	309,721
3.00%, 2/14/2032	110,000	94,047
3.50%, 3/1/2028	189,000	177,462
3.50%, 11/15/2050	640,000	464,301
3.55%, 8/15/2029	391,000	360,404
3.75%, 12/1/2047	252,000	192,720

See accompanying notes to financial statements.
71

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 8/15/2025	$ 333,000	$ 325,754
4.00%, 11/15/2028	126,000	120,057
4.50%, 11/15/2048	270,000	233,431
Target Corp.:
1.95%, 1/15/2027	308,000	279,759
2.35%, 2/15/2030	325,000	276,159
2.50%, 4/15/2026	466,000	436,563
2.65%, 9/15/2030	521,000	446,862
2.95%, 1/15/2052	180,000	124,556
3.38%, 4/15/2029	160,000	148,582
3.50%, 7/1/2024	340,000	333,312
3.63%, 4/15/2046	525,000	416,551
3.90%, 11/15/2047	325,000	267,478
4.50%, 9/15/2032 (b)	500,000	486,175
6.50%, 10/15/2037	131,000	145,367
TJX Cos., Inc.:
1.15%, 5/15/2028	206,000	171,907
1.60%, 5/15/2031 (b)	281,000	219,006
2.25%, 9/15/2026	290,000	265,373
Tractor Supply Co. 1.75%, 11/1/2030	152,000	116,763
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	539,000	512,131
3.80%, 11/18/2024	296,000	288,692
4.10%, 4/15/2050	650,000	478,296
Walmart, Inc.:
1.05%, 9/17/2026	185,000	163,653
1.50%, 9/22/2028	320,000	274,374
2.38%, 9/24/2029	43,000	37,681
2.50%, 9/22/2041	1,229,000	897,514
2.65%, 12/15/2024	400,000	384,764
2.85%, 7/8/2024	563,000	546,673
2.95%, 9/24/2049	25,000	18,235
3.05%, 7/8/2026	589,000	565,782
3.25%, 7/8/2029	563,000	525,634
3.30%, 4/22/2024	1,000,000	980,120
3.55%, 6/26/2025	492,000	481,511
3.90%, 9/9/2025	450,000	443,403
3.95%, 9/9/2027	460,000	454,420
3.95%, 6/28/2038	315,000	289,154
4.15%, 9/9/2032	340,000	332,166
4.50%, 9/9/2052	325,000	310,125
6.20%, 4/15/2038	400,000	452,952
		46,455,228
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032	170,000	158,347
4.39%, 6/1/2052 (b)	165,000	145,908
Analog Devices, Inc.:
1.70%, 10/1/2028	435,000	368,562
2.10%, 10/1/2031	390,000	315,510
2.80%, 10/1/2041	15,000	11,037
2.95%, 4/1/2025	200,000	192,084
3.45%, 6/15/2027 (e)	164,000	154,201
Security Description	Principal Amount	Value
3.50%, 12/5/2026	$ 383,000	$ 365,397
Applied Materials, Inc.:
1.75%, 6/1/2030	400,000	326,112
3.30%, 4/1/2027	65,000	61,761
3.90%, 10/1/2025	170,000	166,330
4.35%, 4/1/2047 (b)	422,000	381,214
5.10%, 10/1/2035	169,000	170,746
5.85%, 6/15/2041	194,000	211,974
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	310,000	282,562
3.63%, 1/15/2024	622,000	611,370
3.88%, 1/15/2027	1,055,000	998,768
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	243,000	205,398
2.45%, 2/15/2031 (e)	356,000	280,275
2.60%, 2/15/2033 (e)	300,000	224,877
3.14%, 11/15/2035 (e)	200,000	146,732
3.15%, 11/15/2025	165,000	156,450
3.19%, 11/15/2036 (e)	256,000	184,765
3.42%, 4/15/2033 (e)	1,546,000	1,240,943
3.46%, 9/15/2026	116,000	109,191
3.47%, 4/15/2034 (e)	749,000	593,845
3.50%, 2/15/2041 (e)	245,000	175,398
3.63%, 10/15/2024	200,000	194,796
3.75%, 2/15/2051 (e)	175,000	122,084
4.11%, 9/15/2028	828,000	772,532
4.15%, 11/15/2030	566,000	507,068
4.15%, 4/15/2032 (e)	550,000	483,455
4.30%, 11/15/2032	257,000	226,890
4.75%, 4/15/2029	657,000	626,587
4.93%, 5/15/2037 (e)	476,000	416,038
5.00%, 4/15/2030	391,000	370,824
Intel Corp.:
1.60%, 8/12/2028	220,000	186,927
2.00%, 8/12/2031	265,000	210,164
2.45%, 11/15/2029	1,292,000	1,108,213
2.80%, 8/12/2041	140,000	97,567
3.05%, 8/12/2051	557,000	362,028
3.10%, 2/15/2060	735,000	458,405
3.15%, 5/11/2027	281,000	264,452
3.20%, 8/12/2061	200,000	126,326
3.25%, 11/15/2049	986,000	671,574
3.40%, 3/25/2025	864,000	841,173
3.70%, 7/29/2025	612,000	597,422
3.73%, 12/8/2047	803,000	604,041
3.75%, 3/25/2027 (b)	412,000	397,881
3.75%, 8/5/2027 (b)	325,000	312,497
3.90%, 3/25/2030	805,000	755,283
4.00%, 8/5/2029	175,000	166,884
4.00%, 12/15/2032	255,000	236,010
4.10%, 5/11/2047 (b)	236,000	191,217
4.60%, 3/25/2040	175,000	158,886
4.75%, 3/25/2050 (b)	1,283,000	1,118,750

See accompanying notes to financial statements.
72

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$ 131,000	$ 94,972
4.10%, 3/15/2029	179,000	173,200
4.65%, 11/1/2024	323,000	322,444
Lam Research Corp.:
2.88%, 6/15/2050	857,000	580,095
3.75%, 3/15/2026 (b)	378,000	366,637
4.00%, 3/15/2029	204,000	194,153
4.88%, 3/15/2049	162,000	154,857
Marvell Technology, Inc.:
1.65%, 4/15/2026	270,000	238,872
2.95%, 4/15/2031	230,000	184,736
4.88%, 6/22/2028	154,000	146,218
Microchip Technology, Inc.:
0.97%, 2/15/2024	886,000	842,329
4.25%, 9/1/2025	300,000	291,327
Micron Technology, Inc.:
2.70%, 4/15/2032	520,000	390,104
3.37%, 11/1/2041	10,000	6,686
3.48%, 11/1/2051	244,000	151,995
4.19%, 2/15/2027	269,000	255,574
4.66%, 2/15/2030	164,000	148,650
4.98%, 2/6/2026	139,000	136,844
5.33%, 2/6/2029	110,000	105,566
6.75%, 11/1/2029	250,000	254,378
NVIDIA Corp.:
0.58%, 6/14/2024 (b)	300,000	283,017
1.55%, 6/15/2028 (b)	325,000	277,839
2.00%, 6/15/2031	250,000	200,630
2.85%, 4/1/2030	510,000	445,485
3.20%, 9/16/2026	585,000	556,083
3.50%, 4/1/2040 (b)	642,000	520,116
3.50%, 4/1/2050	100,000	75,676
3.70%, 4/1/2060	210,000	156,332
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024	648,000	642,797
5.35%, 3/1/2026	196,000	194,569
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	200,000	156,436
2.70%, 5/1/2025	140,000	131,627
3.25%, 5/11/2041	145,000	100,775
3.40%, 5/1/2030	279,000	240,766
4.30%, 6/18/2029	375,000	347,580
4.40%, 6/1/2027	154,000	147,595
5.00%, 1/15/2033	344,000	324,588
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	690,000	636,622
4.38%, 10/15/2029	275,000	243,015
QUALCOMM, Inc.:
1.30%, 5/20/2028	159,000	134,648
2.15%, 5/20/2030	359,000	303,251
2.90%, 5/20/2024	649,000	633,138
3.25%, 5/20/2027 (b)	586,000	557,755
Security Description	Principal Amount	Value
3.45%, 5/20/2025	$ 254,059	$ 247,055
4.25%, 5/20/2032	55,000	52,995
4.30%, 5/20/2047 (b)	363,000	314,797
4.50%, 5/20/2052 (b)	115,000	101,332
4.65%, 5/20/2035 (b)	299,000	290,030
4.80%, 5/20/2045	578,000	542,326
5.40%, 5/20/2033	250,000	260,508
6.00%, 5/20/2053	250,000	267,082
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	390,000	343,309
3.00%, 6/1/2031	25,000	19,583
Texas Instruments, Inc.:
1.13%, 9/15/2026	142,000	125,419
1.38%, 3/12/2025	338,000	315,800
1.75%, 5/4/2030	312,000	256,807
1.90%, 9/15/2031	25,000	20,231
2.25%, 9/4/2029	274,000	236,911
2.70%, 9/15/2051	25,000	17,345
2.90%, 11/3/2027 (b)	391,000	364,189
3.65%, 8/16/2032	140,000	129,472
3.88%, 3/15/2039	100,000	88,238
4.15%, 5/15/2048	417,000	370,955
4.60%, 2/15/2028	115,000	115,223
4.70%, 11/18/2024	65,000	64,899
TSMC Arizona Corp.:
1.75%, 10/25/2026	338,000	300,026
2.50%, 10/25/2031	1,049,000	861,827
3.13%, 10/25/2041	279,000	213,586
Xilinx, Inc.:
2.38%, 6/1/2030	245,000	205,989
2.95%, 6/1/2024	320,000	311,069
		39,612,711
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	285,000	234,974
3.48%, 12/1/2027	257,000	233,335
		468,309
SOFTWARE — 0.6%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	364,000	284,309
3.40%, 9/15/2026	365,000	347,549
Adobe, Inc.:
1.90%, 2/1/2025	209,000	197,444
2.15%, 2/1/2027	125,000	113,896
2.30%, 2/1/2030	469,000	400,043
3.25%, 2/1/2025	327,000	317,746
Autodesk, Inc.:
2.40%, 12/15/2031	287,000	230,177
2.85%, 1/15/2030	15,000	12,891
3.50%, 6/15/2027	320,000	299,658
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	247,000	200,954

See accompanying notes to financial statements.
73

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 12/1/2029	$ 523,000	$ 442,552
Electronic Arts, Inc.:
1.85%, 2/15/2031	325,000	255,729
2.95%, 2/15/2051	25,000	16,258
4.80%, 3/1/2026	236,000	235,150
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	612,000	579,478
1.15%, 3/1/2026	200,000	175,512
1.65%, 3/1/2028	108,000	89,801
2.25%, 3/1/2031	388,000	305,209
3.10%, 3/1/2041	248,000	171,747
5.10%, 7/15/2032	400,000	385,912
5.63%, 7/15/2052	250,000	231,482
Fiserv, Inc.:
2.25%, 6/1/2027	459,000	409,841
2.65%, 6/1/2030	371,000	311,076
2.75%, 7/1/2024	477,000	460,076
3.20%, 7/1/2026	401,000	375,633
3.50%, 7/1/2029	604,000	544,283
3.85%, 6/1/2025	25,000	24,264
4.20%, 10/1/2028	534,000	505,431
4.40%, 7/1/2049	508,000	413,156
Intuit, Inc.:
0.95%, 7/15/2025	260,000	236,774
1.35%, 7/15/2027	135,000	116,833
1.65%, 7/15/2030	85,000	68,315
Microsoft Corp.:
2.40%, 8/8/2026	1,543,000	1,439,403
2.53%, 6/1/2050	2,094,000	1,395,463
2.68%, 6/1/2060	666,000	430,409
2.70%, 2/12/2025	375,000	360,701
2.88%, 2/6/2024	670,000	656,968
2.92%, 3/17/2052	1,446,000	1,030,246
3.04%, 3/17/2062	582,000	405,398
3.13%, 11/3/2025	794,000	766,996
3.30%, 2/6/2027	1,259,000	1,213,500
3.45%, 8/8/2036	359,000	318,587
3.50%, 2/12/2035	434,000	393,221
3.70%, 8/8/2046	459,000	392,073
3.95%, 8/8/2056	540,000	460,361
4.10%, 2/6/2037	315,000	298,762
4.20%, 11/3/2035	199,000	192,706
4.25%, 2/6/2047	259,000	243,286
4.45%, 11/3/2045	300,000	284,394
Oracle Corp.:
1.65%, 3/25/2026	590,000	528,746
2.30%, 3/25/2028	531,000	460,462
2.50%, 4/1/2025	1,345,000	1,268,214
2.65%, 7/15/2026	1,127,000	1,036,288
2.80%, 4/1/2027	603,000	550,014
2.88%, 3/25/2031	1,165,000	966,519
2.95%, 11/15/2024	366,000	352,213
2.95%, 5/15/2025	535,000	508,031
2.95%, 4/1/2030	393,000	335,465
Security Description	Principal Amount	Value
3.25%, 11/15/2027	$ 878,000	$ 806,689
3.25%, 5/15/2030	155,000	134,466
3.40%, 7/8/2024	423,000	412,577
3.60%, 4/1/2040	1,179,000	870,609
3.60%, 4/1/2050	1,191,000	812,512
3.65%, 3/25/2041	643,000	475,376
3.80%, 11/15/2037	748,000	590,082
3.85%, 7/15/2036	248,000	202,876
3.90%, 5/15/2035	335,000	279,176
3.95%, 3/25/2051	385,000	277,389
4.00%, 7/15/2046	1,003,000	736,593
4.00%, 11/15/2047	992,000	728,267
4.10%, 3/25/2061	645,000	450,384
4.13%, 5/15/2045	749,000	565,383
4.30%, 7/8/2034	343,000	302,210
4.38%, 5/15/2055	395,000	303,320
5.38%, 7/15/2040	361,000	331,445
5.80%, 11/10/2025	70,000	71,503
6.13%, 7/8/2039	150,000	149,353
6.15%, 11/9/2029	145,000	150,745
6.25%, 11/9/2032	500,000	525,025
6.50%, 4/15/2038	286,000	297,105
6.90%, 11/9/2052	640,000	692,570
Roper Technologies, Inc.:
1.00%, 9/15/2025	154,000	138,238
1.40%, 9/15/2027	290,000	245,923
1.75%, 2/15/2031	250,000	192,460
2.00%, 6/30/2030	193,000	154,305
2.95%, 9/15/2029	184,000	159,578
3.80%, 12/15/2026	346,000	330,489
Salesforce, Inc.:
0.63%, 7/15/2024	240,000	225,461
1.50%, 7/15/2028 (b)	180,000	153,794
1.95%, 7/15/2031	470,000	376,315
2.70%, 7/15/2041	225,000	160,776
2.90%, 7/15/2051	591,000	393,618
3.05%, 7/15/2061	175,000	113,313
3.70%, 4/11/2028	593,000	570,045
ServiceNow, Inc. 1.40%, 9/1/2030	379,000	288,787
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024	400,000	390,384
3.70%, 4/14/2027	234,000	220,269
VMware, Inc.:
1.00%, 8/15/2024	330,000	306,973
1.40%, 8/15/2026	434,000	378,014
1.80%, 8/15/2028	105,000	85,724
2.20%, 8/15/2031	304,000	230,484
3.90%, 8/21/2027	468,000	436,747
4.50%, 5/15/2025	555,000	544,172
Workday, Inc.:
3.50%, 4/1/2027	15,000	14,030
3.80%, 4/1/2032	10,000	8,825
		41,331,984

See accompanying notes to financial statements.
74

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	$ 415,000	$ 355,601
3.63%, 4/22/2029 (b)	515,000	468,959
4.38%, 7/16/2042	110,000	94,417
4.38%, 4/22/2049 (b)	363,000	310,104
4.70%, 7/21/2032	250,000	239,180
6.13%, 3/30/2040	480,000	496,080
6.38%, 3/1/2035	155,000	165,284
AT&T, Inc.:
0.90%, 3/25/2024	809,000	768,760
1.65%, 2/1/2028	948,000	802,046
1.70%, 3/25/2026	916,000	826,754
2.25%, 2/1/2032 (b)	403,000	315,988
2.30%, 6/1/2027	662,000	589,928
2.55%, 12/1/2033	930,000	715,170
2.75%, 6/1/2031 (b)	1,428,000	1,185,740
3.50%, 6/1/2041	1,106,000	825,430
3.50%, 9/15/2053	1,383,000	940,952
3.55%, 9/15/2055	2,061,000	1,392,041
3.65%, 6/1/2051	657,000	464,670
3.65%, 9/15/2059	1,902,000	1,287,597
3.80%, 2/15/2027	365,000	347,644
3.80%, 12/1/2057	1,760,000	1,219,838
3.85%, 6/1/2060	175,000	122,155
4.10%, 2/15/2028	25,000	23,801
4.25%, 3/1/2027	937,000	912,048
4.30%, 2/15/2030	1,113,250	1,046,878
4.35%, 3/1/2029	666,000	633,819
4.35%, 6/15/2045	271,000	218,925
4.50%, 5/15/2035	996,000	905,882
4.50%, 3/9/2048	5,000	4,069
4.55%, 3/9/2049	800,000	655,096
4.75%, 5/15/2046	720,000	614,412
4.85%, 3/1/2039	767,000	686,580
5.25%, 3/1/2037	771,000	744,578
5.35%, 9/1/2040	50,000	47,300
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	20,000	14,655
4.46%, 4/1/2048	104,000	88,552
Series US-3, 0.75%, 3/17/2024	435,000	411,980
Series US-4, 3.65%, 3/17/2051	275,000	199,221
Series US-5, 2.15%, 2/15/2032	130,000	101,616
British Telecommunications PLC:
5.13%, 12/4/2028 (b)	150,000	145,356
9.63%, 12/15/2030	843,000	1,006,272
Cisco Systems, Inc.:
2.50%, 9/20/2026	25,000	23,308
3.50%, 6/15/2025	256,000	249,178
3.63%, 3/4/2024	629,000	619,968
5.50%, 1/15/2040	283,000	295,172
Security Description	Principal Amount	Value
5.90%, 2/15/2039	$ 324,000	$ 349,745
Corning, Inc.:
5.45%, 11/15/2079	449,000	389,274
5.85%, 11/15/2068 (b)	425,000	391,042
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	934,000	1,102,017
9.25%, 6/1/2032	169,000	211,142
Juniper Networks, Inc.:
1.20%, 12/10/2025	160,000	143,096
2.00%, 12/10/2030	163,000	123,906
3.75%, 8/15/2029	350,000	311,843
Motorola Solutions, Inc.:
2.30%, 11/15/2030	245,000	192,229
2.75%, 5/24/2031	185,000	147,630
4.60%, 2/23/2028	116,000	112,462
4.60%, 5/23/2029	197,000	187,118
5.50%, 9/1/2044	106,000	95,928
Orange SA:
5.38%, 1/13/2042	354,000	342,845
5.50%, 2/6/2044	100,000	98,501
9.00%, 3/1/2031	566,000	692,371
Rogers Communications, Inc.:
2.95%, 3/15/2025 (e)	676,000	644,654
3.63%, 12/15/2025	310,000	296,651
3.70%, 11/15/2049	472,000	321,366
3.80%, 3/15/2032 (e)	920,000	793,997
4.30%, 2/15/2048	320,000	241,462
4.35%, 5/1/2049	324,000	245,968
4.50%, 3/15/2042 (e)	175,000	142,145
4.50%, 3/15/2043	179,000	142,633
5.00%, 3/15/2044	173,000	147,318
5.45%, 10/1/2043	157,000	140,166
7.50%, 8/15/2038	294,000	326,413
Telefonica Emisiones SA:
4.67%, 3/6/2038	439,000	348,509
5.21%, 3/8/2047	1,098,000	886,415
5.52%, 3/1/2049	292,000	244,127
7.05%, 6/20/2036	915,000	945,250
Telefonica Europe B.V. 8.25%, 9/15/2030	382,000	426,339
TELUS Corp.:
2.80%, 2/16/2027	846,000	781,679
3.40%, 5/13/2032	575,000	489,325
3.70%, 9/15/2027	112,000	106,167
T-Mobile USA, Inc.:
1.50%, 2/15/2026	265,000	237,451
2.05%, 2/15/2028	131,000	112,698
2.25%, 2/15/2026	360,000	327,859
2.25%, 11/15/2031	578,000	454,539
2.40%, 3/15/2029	200,000	168,696
2.55%, 2/15/2031	390,000	317,823
2.63%, 4/15/2026	649,000	594,413
2.70%, 3/15/2032	314,000	254,120
2.88%, 2/15/2031	1,035,000	854,496

See accompanying notes to financial statements.
75

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/2041	$ 288,000	$ 203,311
3.30%, 2/15/2051	633,000	421,920
3.38%, 4/15/2029	639,000	563,010
3.40%, 10/15/2052	674,000	457,720
3.50%, 4/15/2025	608,100	585,406
3.50%, 4/15/2031	854,000	739,624
3.60%, 11/15/2060	350,000	230,258
3.75%, 4/15/2027	50,000	47,142
3.88%, 4/15/2030	3,144,000	2,853,903
4.38%, 4/15/2040	756,000	648,625
4.50%, 4/15/2050	469,000	387,253
5.20%, 1/15/2033	410,000	405,953
5.65%, 1/15/2053	430,000	418,248
5.80%, 9/15/2062	185,000	180,238
Verizon Communications, Inc.:
0.75%, 3/22/2024	396,000	375,919
0.85%, 11/20/2025	1,092,000	975,320
1.45%, 3/20/2026	608,000	546,470
1.68%, 10/30/2030	243,000	188,857
1.75%, 1/20/2031	676,000	523,616
2.10%, 3/22/2028	340,000	294,947
2.36%, 3/15/2032 (b)	824,000	653,465
2.55%, 3/21/2031	1,358,000	1,117,634
2.65%, 11/20/2040	643,000	434,038
2.85%, 9/3/2041	740,000	512,110
2.88%, 11/20/2050	973,000	613,671
2.99%, 10/30/2056	2,760,000	1,693,812
3.00%, 3/22/2027	713,250	663,237
3.00%, 11/20/2060	950,000	569,126
3.15%, 3/22/2030	378,000	333,022
3.38%, 2/15/2025	218,000	211,323
3.40%, 3/22/2041	792,000	596,424
3.50%, 11/1/2024	50,000	48,537
3.55%, 3/22/2051	1,050,000	751,642
3.70%, 3/22/2061	535,000	375,003
3.88%, 2/8/2029	665,000	624,462
3.88%, 3/1/2052	225,000	171,306
4.00%, 3/22/2050	316,000	247,757
4.02%, 12/3/2029	484,000	452,951
4.13%, 3/16/2027	334,000	325,326
4.13%, 8/15/2046	297,000	238,892
4.27%, 1/15/2036	1,176,000	1,051,038
4.33%, 9/21/2028	1,012,000	974,131
4.40%, 11/1/2034	508,000	467,040
4.50%, 8/10/2033	649,500	608,724
4.67%, 3/15/2055	238,000	205,518
5.01%, 8/21/2054	150,000	136,930
6.55%, 9/15/2043	935,000	1,022,254
Vodafone Group PLC:
3.75%, 1/16/2024	10,000	9,875
4.13%, 5/30/2025	425,000	418,319
4.38%, 2/19/2043	446,000	355,859
4.88%, 6/19/2049	198,000	166,585
5.00%, 5/30/2038	587,000	539,400
Security Description	Principal Amount	Value
5.25%, 5/30/2048	$ 874,000	$ 776,086
6.15%, 2/27/2037	661,000	668,879
7.88%, 2/15/2030	187,000	210,411
		68,759,359
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	60,000	56,289
3.90%, 11/19/2029	172,000	152,896
5.10%, 5/15/2044	274,000	232,971
		442,156
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	500,000	335,190
3.00%, 4/1/2025	238,000	228,920
3.30%, 9/15/2051	250,000	183,113
3.40%, 9/1/2024	425,000	415,314
3.55%, 2/15/2050	240,000	184,752
3.65%, 9/1/2025	600,000	583,068
3.75%, 4/1/2024	170,000	167,622
3.90%, 8/1/2046	190,000	154,975
4.05%, 6/15/2048	225,000	188,276
4.13%, 6/15/2047	130,000	110,574
4.15%, 12/15/2048	337,000	286,939
4.38%, 9/1/2042	145,000	128,659
4.40%, 3/15/2042	571,000	514,545
4.45%, 3/15/2043	458,000	409,686
4.55%, 9/1/2044	520,000	472,061
4.70%, 9/1/2045	265,000	243,742
4.95%, 9/15/2041	100,000	95,987
5.40%, 6/1/2041	297,000	299,275
Canadian National Railway Co.:
2.45%, 5/1/2050	382,000	239,900
2.75%, 3/1/2026	350,000	329,882
3.20%, 8/2/2046	567,000	417,352
3.65%, 2/3/2048	322,000	257,465
6.90%, 7/15/2028	166,000	183,047
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	493,000	459,994
1.75%, 12/2/2026	140,000	124,758
2.05%, 3/5/2030	270,000	221,262
2.45%, 12/2/2031	227,000	188,941
2.90%, 2/1/2025	250,000	239,265
3.00%, 12/2/2041	75,000	56,360
3.10%, 12/2/2051	100,000	68,150
4.00%, 6/1/2028	206,000	196,996
4.80%, 9/15/2035	565,000	528,337
4.80%, 8/1/2045	100,000	90,984
6.13%, 9/15/2115	238,000	239,409
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	302,000	285,417
CSX Corp.:
2.40%, 2/15/2030	164,000	138,573

See accompanying notes to financial statements.
76

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 11/1/2026	$ 156,000	$ 143,952
3.25%, 6/1/2027	466,000	436,567
3.35%, 9/15/2049	157,000	113,117
3.40%, 8/1/2024	700,000	683,662
3.80%, 3/1/2028	215,360	205,369
3.80%, 11/1/2046	235,000	185,135
3.80%, 4/15/2050	350,000	271,747
4.10%, 11/15/2032	250,000	234,183
4.25%, 3/15/2029	467,000	448,549
4.25%, 11/1/2066	285,000	224,705
4.30%, 3/1/2048	412,000	351,518
4.50%, 11/15/2052	200,000	174,710
4.50%, 8/1/2054	100,000	85,029
4.65%, 3/1/2068	120,000	101,810
4.75%, 11/15/2048	149,000	135,355
6.00%, 10/1/2036	375,000	392,513
FedEx Corp.:
3.10%, 8/5/2029 (b)	187,000	164,354
3.25%, 4/1/2026	773,000	735,162
3.40%, 2/15/2028	191,000	176,625
4.05%, 2/15/2048	426,000	323,590
4.10%, 2/1/2045	293,000	226,627
4.25%, 5/15/2030 (b)	276,000	260,205
4.40%, 1/15/2047	392,000	311,601
4.55%, 4/1/2046	389,000	316,658
4.75%, 11/15/2045	305,000	258,344
4.90%, 1/15/2034	157,000	149,167
5.25%, 5/15/2050	257,000	236,162
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	36,604	29,763
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (b)	236,000	228,531
Kansas City Southern:
2.88%, 11/15/2029	274,000	236,588
3.50%, 5/1/2050	25,000	17,844
4.20%, 11/15/2069	305,000	227,280
4.30%, 5/15/2043	115,000	95,609
Kirby Corp. 4.20%, 3/1/2028	361,000	329,005
Norfolk Southern Corp.:
2.30%, 5/15/2031	264,000	217,079
2.55%, 11/1/2029	311,000	266,552
2.90%, 6/15/2026 (b)	550,000	515,168
2.90%, 8/25/2051	150,000	97,751
3.00%, 3/15/2032	294,000	251,582
3.05%, 5/15/2050	215,000	144,317
3.15%, 6/1/2027	145,000	135,069
3.16%, 5/15/2055	234,000	155,846
3.40%, 11/1/2049	309,000	221,908
3.70%, 3/15/2053	350,000	262,836
3.80%, 8/1/2028	85,000	80,985
3.94%, 11/1/2047	45,000	36,278
4.15%, 2/28/2048	455,000	378,492
Security Description	Principal Amount	Value
4.45%, 6/15/2045	$ 311,000	$ 266,362
4.65%, 1/15/2046	164,000	145,192
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	664,000	632,241
Series MTN, 2.85%, 3/1/2027	165,000	149,376
Series MTN, 2.90%, 12/1/2026	205,000	186,653
Series MTN, 3.65%, 3/18/2024 (b)	307,000	300,774
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	130,955
2.38%, 5/20/2031	155,000	130,123
2.40%, 2/5/2030	461,000	394,478
2.75%, 3/1/2026	277,000	262,106
2.80%, 2/14/2032 (b)	206,000	177,043
2.89%, 4/6/2036	257,000	203,747
2.95%, 3/10/2052	150,000	101,715
3.00%, 4/15/2027	285,000	265,668
3.15%, 3/1/2024	401,000	392,739
3.25%, 8/15/2025	300,000	288,804
3.25%, 2/5/2050	740,000	541,192
3.38%, 2/14/2042	314,000	249,721
3.50%, 2/14/2053	351,000	265,121
3.65%, 2/15/2024	375,000	369,566
3.70%, 3/1/2029	125,000	117,891
3.75%, 7/15/2025	335,000	325,958
3.75%, 2/5/2070	211,000	153,682
3.80%, 10/1/2051	334,000	267,487
3.80%, 4/6/2071	241,000	177,918
3.84%, 3/20/2060	398,000	308,975
3.88%, 2/1/2055	142,000	112,323
3.95%, 9/10/2028	988,000	950,150
3.95%, 8/15/2059	146,000	114,738
4.10%, 9/15/2067	100,000	78,811
4.50%, 9/10/2048	150,000	132,218
Series MTN, 3.55%, 8/15/2039	215,000	177,375
United Parcel Service, Inc.:
2.20%, 9/1/2024	325,000	311,503
2.40%, 11/15/2026	530,000	492,502
2.50%, 9/1/2029	423,000	367,722
2.80%, 11/15/2024	160,000	154,286
3.05%, 11/15/2027	100,000	94,081
3.40%, 3/15/2029	248,000	230,742
3.40%, 11/15/2046	100,000	77,009
3.63%, 10/1/2042	199,000	165,510
3.75%, 11/15/2047	342,000	280,618
3.90%, 4/1/2025	349,000	343,824
4.45%, 4/1/2030	110,000	108,222
4.88%, 11/15/2040	70,000	67,885
6.20%, 1/15/2038	256,000	283,553
		31,892,248

See accompanying notes to financial statements.
77

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	$ 100,000	$ 60,083
3.25%, 9/15/2026	625,000	581,888
3.50%, 6/1/2032	355,000	294,835
3.85%, 3/30/2027	232,000	216,966
4.00%, 6/30/2030	315,000	280,089
4.35%, 2/15/2024	127,000	125,167
4.55%, 11/7/2028 (b)	119,000	112,876
		1,671,904
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	220,000	180,741
2.80%, 5/1/2030	314,000	271,579
2.95%, 9/1/2027	145,000	133,713
3.25%, 6/1/2051	25,000	17,908
3.40%, 3/1/2025	234,000	226,797
3.45%, 6/1/2029	868,000	791,842
3.75%, 9/1/2028	334,000	315,159
3.75%, 9/1/2047	111,000	86,453
4.20%, 9/1/2048	250,000	209,533
4.45%, 6/1/2032	20,000	19,188
Essential Utilities, Inc. 3.57%, 5/1/2029	750,000	674,250
United Utilities PLC 6.88%, 8/15/2028	19,000	20,041
		2,947,204
TOTAL CORPORATE BONDS & NOTES (Cost $1,829,719,924)		1,606,206,796
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.77%, 9/15/2026	250,000	235,292
CarMax Auto Owner Trust:
Series 2022-2, Class A3, 3.49%, 2/16/2027	3,000,000	2,925,727
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	979,827
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	292,000	272,541
Exeter Automobile Receivables Trust Class A3, 4.21%, 1/15/2026	750,000	743,273
Ford Credit Auto Owner Trust Series 2022-C, Class A3, 4.48%, 12/15/2026	465,000	460,739
Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust:
Series 2022-1, Class A3, 1.90%, 3/20/2025	$ 435,000	$ 420,161
Series 2022-2, Class A3, 3.42%, 6/20/2025	500,000	488,942
GM Financial Consumer Automobile Receivables Trust:
Series 2021-3, Class A3, 0.48%, 6/16/2026	262,000	248,142
Series 2021-4, Class A3, 0.68%, 9/16/2026	300,000	283,649
Series 2022-1, Class A3, 1.26%, 11/16/2026	350,000	330,662
Honda Auto Receivables Owner Trust:
Series 2021-3, Class A3, 0.41%, 11/18/2025	250,000	237,850
Series 2021-4, Class A3, 0.88%, 1/21/2026	400,000	378,925
Hyundai Auto Receivables Trust Series 2022-A, Class A3, 2.22%, 10/15/2026	500,000	477,589
Mercedes-Benz Auto Receivables Trust:
Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	427,022
Series 2021-1, Class A3, 0.46%, 6/15/2026	210,000	199,187
Santander Drive Auto Receivables Trust:
Series 2022-4, Class A3, 4.14%, 2/16/2027	500,000	490,050
Series 2022-6, Class A3, 4.49%, 11/16/2026	320,000	315,021
Toyota Auto Receivables Owner Trust:
3.76%, 4/15/2027	500,000	486,428
Series 2022-D, Class A3, 5.32%, 9/15/2027	500,000	506,194
Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	459,837
Series 2022-A, Class A3, 1.23%, 6/15/2026	500,000	473,297
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	121,000	114,763
World Omni Auto Receivables Trust:
Series 2022-A, Class A3, 1.66%, 5/17/2027	350,000	333,462
Series 2021-C, Class A3, 0.44%, 8/17/2026	450,000	428,487
		12,717,067

See accompanying notes to financial statements.
78

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	$ 1,103,000	$ 1,023,886
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	706,797
BA Credit Card Trust:
Series 2021-A1, Class A1, 0.44%, 9/15/2026	382,000	359,554
Series 2022-A2, Class A2, 5.00%, 4/17/2028	1,000,000	1,009,678
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	465,203
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	479,154
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	582,327
Series 2021-A3, Class A3, 1.04%, 11/15/2026	1,600,000	1,490,410
Chase Issuance Trust Series 2022-A1, Class A, Class A, 3.97%, 9/15/2027	181,000	177,176
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	272,351
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	481,068
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	351,581
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	242,095
3.56%, 7/15/2027	500,000	484,492
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	288,848
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	202,221
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	487,615
		9,104,456
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	500,000	472,117
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	172,000	162,458
Security Description	Principal Amount	Value
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	$ 1,220,000	$ 1,145,095
		1,779,670
TOTAL ASSET-BACKED SECURITIES (Cost $24,555,513)		23,601,193
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	145,000	130,127
0.50%, 09/16/2024	100,000	93,242
1.50%, 02/12/2025	1,235,000	1,160,233
3.63%, 09/09/2027	136,000	132,517
Series GMTN, 0.50%, 02/02/2026	770,000	683,914
		2,200,033
CANADA — 0.2%
Canada Government International Bond:
0.75%, 05/19/2026	600,000	533,754
1.63%, 01/22/2025	635,000	600,450
2.88%, 04/28/2025	970,000	937,224
Export Development Canada:
2.63%, 02/21/2024	390,000	380,671
3.38%, 08/26/2025	1,130,000	1,100,948
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	122,140
Province of Alberta Canada:
1.30%, 07/22/2030	540,000	431,984
1.88%, 11/13/2024	459,000	435,889
2.95%, 01/23/2024	251,000	246,053
3.30%, 03/15/2028	186,000	176,161
Province of British Columbia Canada:
0.90%, 07/20/2026	25,000	22,144
1.30%, 01/29/2031	350,000	278,943
2.25%, 06/02/2026	274,000	255,053
Series 10, 1.75%, 09/27/2024	312,000	296,706
Province of Manitoba Canada:
3.05%, 05/14/2024	656,000	640,591
Series GX, 2.60%, 04/16/2024	150,000	145,779
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	144,343
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	378,076
1.05%, 04/14/2026	425,000	380,247
1.13%, 10/07/2030	3,500,000	2,749,670

See accompanying notes to financial statements.
79

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.60%, 02/25/2031	$ 500,000	$ 405,505
1.80%, 10/14/2031	50,000	40,566
2.00%, 10/02/2029	465,000	399,988
2.30%, 06/15/2026	180,000	167,130
2.50%, 04/27/2026	263,000	246,360
3.05%, 01/29/2024	233,000	228,559
3.10%, 05/19/2027	600,000	568,890
Province of Quebec Canada:
0.60%, 07/23/2025	406,000	368,205
1.35%, 05/28/2030	400,000	323,516
1.90%, 04/21/2031	50,000	41,427
2.50%, 04/20/2026	150,000	141,145
2.75%, 04/12/2027	310,000	290,575
Series PD, 7.50%, 09/15/2029	305,000	357,997
Series QO, 2.88%, 10/16/2024	1,195,000	1,158,445
Series QX, 1.50%, 02/11/2025	1,005,000	943,876
		15,939,010
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	468,000	388,754
2.55%, 01/27/2032	275,000	225,409
2.55%, 07/27/2033	620,000	486,297
2.75%, 01/31/2027	615,000	566,027
3.10%, 05/07/2041	750,000	539,625
3.10%, 01/22/2061	600,000	374,412
3.13%, 03/27/2025	390,000	377,270
3.13%, 01/21/2026	200,000	189,584
3.24%, 02/06/2028	581,000	539,743
3.50%, 01/31/2034	407,000	348,030
3.50%, 01/25/2050	328,000	238,115
3.50%, 04/15/2053	200,000	141,852
4.34%, 03/07/2042	233,000	197,363
		4,612,481
CHINA — 0.0% (a)
NXP B.V./NXP Funding LLC 5.55%, 12/1/2028	213,000	213,358
FREE OF TAX — 0.1%
African Development Bank 3.38%, 7/7/2025	750,000	731,228
Asian Development Bank Series GMTN, 1.50%, 1/20/2027	1,026,000	923,410
Asian Infrastructure Investment Bank 3.38%, 6/29/2025	400,000	388,600
Council Of Europe Development Bank 3.00%, 6/16/2025 (b)	346,000	334,765
European Investment Bank:
1.75%, 03/15/2029	400,000	348,892
Security Description	Principal Amount	Value
Series GMTN, 1.38%, 03/15/2027 (b)	$ 1,470,000	$ 1,314,798
Inter-American Development Bank:
1.50%, 01/13/2027	800,000	720,344
3.25%, 07/01/2024	360,000	352,548
		5,114,585
GERMANY — 0.2%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,315,000	751,444
Zero Coupon, 06/29/2037	220,000	120,538
0.25%, 03/08/2024	795,000	753,732
0.38%, 07/18/2025	1,325,000	1,198,462
0.50%, 09/20/2024 (b)	275,000	256,410
0.63%, 01/22/2026	1,505,000	1,347,246
0.75%, 09/30/2030	281,000	219,441
1.38%, 08/05/2024	238,000	225,981
1.75%, 09/14/2029	308,000	266,223
2.00%, 05/02/2025	1,224,000	1,158,785
2.50%, 11/20/2024	794,000	763,892
2.63%, 02/28/2024	1,791,000	1,747,031
2.88%, 04/03/2028	527,000	495,628
3.13%, 06/10/2025 (b)	2,200,000	2,136,090
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	300,000	268,515
2.38%, 06/10/2025	605,000	576,456
Series 37, 2.50%, 11/15/2027	237,000	219,438
Series 40, 0.50%, 05/27/2025 (b)	725,000	660,736
		13,166,048
HONG KONG — 0.0% (a)
Hong Kong Government International Bond Series GMTN, 1.75%, 11/24/2031	200,000	162,286
HUNGARY — 0.0% (a)
Hungary Government International Bond 7.63%, 3/29/2041	421,000	458,844
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	385,000	312,785
2.15%, 07/28/2031	450,000	374,584
2.85%, 02/14/2030	306,000	274,718
3.05%, 03/12/2051	629,000	455,654
3.20%, 09/23/2061	269,000	183,883
3.35%, 03/12/2071	675,000	448,240
3.40%, 09/18/2029	305,000	281,021
3.50%, 02/14/2050	505,000	375,498
3.55%, 03/31/2032	400,000	363,604

See accompanying notes to financial statements.
80

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 10/30/2049	$ 305,000	$ 235,985
4.10%, 04/24/2028	440,000	432,419
4.15%, 09/20/2027	1,000,000	982,730
4.35%, 01/11/2048	665,000	573,150
4.65%, 09/20/2032	100,000	98,325
4.75%, 02/11/2029	225,000	225,369
5.35%, 02/11/2049	402,000	392,489
5.45%, 09/20/2052	12,500	12,366
		6,022,820
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	907,027
Israel Government International Bond:
2.75%, 07/03/2030	386,000	350,646
2.88%, 03/16/2026	180,000	171,101
3.25%, 01/17/2028	200,000	189,648
3.88%, 07/03/2050	943,000	790,602
4.13%, 01/17/2048	345,000	302,869
4.50%, 01/30/2043	280,000	260,604
State of Israel:
2.50%, 01/15/2030	425,000	379,937
3.38%, 01/15/2050	460,000	352,208
		3,704,642
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	537,964
1.25%, 02/17/2026	736,000	639,746
2.38%, 10/17/2024	1,315,000	1,238,651
2.88%, 10/17/2029	750,000	622,028
3.88%, 05/06/2051	560,000	370,429
4.00%, 10/17/2049	665,000	470,813
		3,879,631
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	465,000	419,588
1.25%, 01/21/2031	355,000	276,744
1.88%, 07/21/2026	366,000	332,053
1.88%, 04/15/2031	1,015,000	827,935
2.00%, 10/17/2029	310,000	262,787
2.13%, 02/16/2029	350,000	303,478
2.75%, 11/16/2027	515,000	473,635
2.88%, 06/01/2027	949,000	883,415
2.88%, 07/21/2027	602,000	560,095
3.25%, 07/20/2028	300,000	280,356
3.88%, 09/16/2025	358,000	350,042
Series DTC, 1.75%, 10/17/2024	313,000	295,951
Series DTC, 2.13%, 02/10/2025	225,000	213,118
Series DTC, 2.25%, 11/04/2026	817,000	746,926
Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$ 160,000	$ 148,632
Series DTC, 2.50%, 05/23/2024	200,000	193,464
Series DTC, 2.50%, 05/28/2025	640,000	607,526
Series DTC, 2.75%, 01/21/2026	555,000	524,331
Series DTC, 3.00%, 05/29/2024	455,000	442,724
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	153,334
2.75%, 04/27/2027	239,000	221,288
3.25%, 05/25/2027	250,000	236,032
3.38%, 06/12/2028	150,000	140,870
		8,894,324
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	1,171,000	943,545
3.25%, 04/16/2030	776,000	676,734
3.50%, 02/12/2034	840,000	673,546
3.75%, 01/11/2028	895,000	846,043
3.77%, 05/24/2061	820,000	520,889
4.13%, 01/21/2026	480,000	468,082
4.15%, 03/28/2027	628,000	612,250
4.28%, 08/14/2041	746,000	576,800
4.35%, 01/15/2047	860,000	644,699
4.40%, 02/12/2052	290,000	213,310
4.50%, 04/22/2029	1,208,000	1,152,770
4.50%, 01/31/2050	1,082,000	823,424
4.60%, 01/23/2046	1,330,000	1,034,447
4.60%, 02/10/2048	367,000	284,043
4.75%, 04/27/2032	429,000	402,033
5.00%, 04/27/2051	575,000	467,860
6.05%, 01/11/2040	597,000	579,042
Series GMTN, 5.75%, 10/12/2110	801,000	675,203
Series MTN, 4.75%, 03/08/2044	1,813,000	1,464,523
		13,059,243
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	1,048,000	777,364
3.16%, 01/23/2030	560,000	481,902
3.30%, 01/19/2033	250,000	203,293
3.75%, 03/16/2025	475,000	459,401
3.87%, 07/23/2060	595,000	384,995
4.30%, 04/29/2053	580,000	422,008
4.50%, 04/01/2056	1,053,000	773,681
4.50%, 01/19/2063	365,000	258,427
6.40%, 02/14/2035	335,000	340,816
6.70%, 01/26/2036	490,000	512,922

See accompanying notes to financial statements.
81

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 01/29/2026	$ 230,000	$ 243,167
8.88%, 09/30/2027	670,000	772,832
9.38%, 04/01/2029	244,000	290,248
		5,921,056
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	265,000	193,773
2.39%, 01/23/2026	609,000	561,991
2.78%, 01/23/2031	1,229,000	1,020,512
2.84%, 06/20/2030	765,000	648,521
3.00%, 01/15/2034	332,000	262,426
3.23%, 07/28/2121	285,000	166,919
3.55%, 03/10/2051	490,000	349,914
3.60%, 01/15/2072	200,000	130,718
5.63%, 11/18/2050	415,000	411,776
6.55%, 03/14/2037	376,000	397,624
7.35%, 07/21/2025	880,000	922,319
		5,066,493
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	488,000	390,219
1.95%, 01/06/2032	210,000	171,314
2.46%, 05/05/2030	458,000	400,658
2.65%, 12/10/2045	330,000	221,895
2.95%, 05/05/2045	985,000	710,490
3.00%, 02/01/2028	870,000	808,421
3.20%, 07/06/2046	585,000	427,056
3.70%, 02/02/2042	365,000	296,300
3.75%, 01/14/2029	678,000	647,212
3.95%, 01/20/2040	182,000	154,101
4.20%, 01/21/2024	510,000	505,583
5.00%, 01/13/2037	285,000	277,183
5.50%, 03/30/2026	391,000	401,010
5.61%, 04/13/2033	240,000	253,344
5.95%, 10/13/2047	400,000	428,272
6.38%, 10/23/2034	376,000	416,601
7.50%, 09/25/2024	150,000	153,449
7.75%, 01/14/2031	435,000	519,464
9.50%, 02/02/2030	567,000	719,410
9.50%, 02/02/2030	71,000	90,349
10.63%, 03/16/2025	445,000	502,961
		8,495,292
POLAND — 0.0% (a)
Republic of Poland Government International Bond:
3.25%, 04/06/2026	390,000	373,944
4.00%, 01/22/2024	449,000	443,122
5.50%, 11/16/2027	125,000	128,409
5.75%, 11/16/2032	1,165,000	1,239,106
		2,184,581
Security Description	Principal Amount	Value
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	$ 450,000	$ 421,888
0.63%, 02/09/2026	355,000	312,968
1.13%, 12/29/2026	239,000	207,392
1.25%, 01/18/2025	208,000	192,858
1.25%, 09/21/2030	175,000	134,241
1.38%, 02/09/2031	400,000	305,444
1.88%, 02/12/2025	115,000	107,752
2.13%, 01/18/2032	250,000	200,248
2.38%, 06/25/2024	200,000	192,508
2.38%, 04/21/2027	445,000	402,004
2.50%, 06/29/2041	285,000	198,272
2.88%, 01/21/2025	495,000	474,482
4.00%, 01/14/2024	340,000	336,688
4.00%, 09/15/2024	200,000	196,642
4.25%, 09/15/2027	200,000	195,144
Korea Development Bank:
0.40%, 03/09/2024	100,000	94,772
0.40%, 06/19/2024	165,000	154,364
0.80%, 04/27/2026	250,000	219,743
0.80%, 07/19/2026	265,000	230,749
1.00%, 09/09/2026	550,000	480,062
1.63%, 01/19/2031	525,000	412,582
2.00%, 02/24/2025	325,000	305,246
2.00%, 09/12/2026	425,000	384,786
2.25%, 02/24/2027	350,000	315,668
3.25%, 02/19/2024	620,000	608,542
Korea International Bond:
1.00%, 09/16/2030	440,000	347,129
1.75%, 10/15/2031	116,000	94,990
2.00%, 06/19/2024	227,000	218,018
2.75%, 01/19/2027	350,000	328,916
4.13%, 06/10/2044	280,000	257,642
		8,331,740
SUPRANATIONAL — 1.2%
African Development Bank:
Series GDIF, 0.88%, 03/23/2026	1,310,000	1,171,926
Series GDIF, 0.88%, 07/22/2026	855,000	757,265
Asian Development Bank:
0.63%, 04/29/2025	1,325,000	1,214,839
1.50%, 10/18/2024	1,178,000	1,115,118
2.63%, 01/30/2024	873,000	852,886
5.82%, 06/16/2028	2,106,000	2,259,506
6.22%, 08/15/2027	147,000	157,341
Series GMTN, 0.38%, 06/11/2024	1,621,000	1,524,161
Series GMTN, 0.38%, 09/03/2025	1,077,000	969,106
Series GMTN, 0.50%, 02/04/2026	1,242,000	1,104,448
Series GMTN, 0.63%, 10/08/2024	125,000	116,601

See accompanying notes to financial statements.
82

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/08/2030	$ 350,000	$ 272,283
Series GMTN, 1.00%, 04/14/2026	1,300,000	1,168,258
Series GMTN, 1.50%, 03/04/2031	215,000	176,545
Series GMTN, 1.75%, 08/14/2026	75,000	68,729
Series GMTN, 1.75%, 09/19/2029	398,000	342,547
Series GMTN, 1.88%, 01/24/2030	760,000	654,573
Series GMTN, 2.00%, 01/22/2025	125,000	118,968
Series GMTN, 2.00%, 04/24/2026	145,000	134,595
Series GMTN, 2.50%, 11/02/2027	438,000	405,514
Series GMTN, 2.63%, 01/12/2027	200,000	188,412
Series GMTN, 2.75%, 01/19/2028	410,000	383,235
Series GMTN, 3.13%, 08/20/2027	668,000	638,174
Series GMTN, 3.88%, 09/28/2032	350,000	344,432
Series GMTN, 4.13%, 09/27/2024	1,340,000	1,328,382
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	875,000	794,727
0.50%, 01/27/2026	300,000	265,269
3.75%, 09/14/2027	250,000	243,068
Council Of Europe Development Bank:
1.38%, 02/27/2025	850,000	796,373
2.50%, 02/27/2024	240,000	233,825
European Bank for Reconstruction & Development:
0.50%, 05/19/2025 (b)	480,000	437,794
1.63%, 09/27/2024	300,000	285,108
Series GMTN, 0.50%, 11/25/2025 (b)	195,000	174,611
Series GMTN, 0.50%, 01/28/2026	595,000	529,449
Series GMTN, 1.50%, 02/13/2025	250,000	235,260
European Investment Bank:
0.38%, 12/15/2025 (b)	1,186,000	1,057,449
0.38%, 03/26/2026	1,410,000	1,244,142
0.63%, 07/25/2025	670,000	610,129
0.63%, 10/21/2027	125,000	106,093
0.75%, 10/26/2026	715,000	627,770
0.75%, 09/23/2030	330,000	258,416
0.88%, 05/17/2030	270,000	215,309
1.25%, 02/14/2031 (b)	1,031,000	838,842
Security Description	Principal Amount	Value
1.63%, 03/14/2025	$ 2,210,000	$ 2,082,748
1.63%, 10/09/2029 (b)	290,000	248,397
1.63%, 05/13/2031 (b)	225,000	187,889
1.88%, 02/10/2025	1,506,000	1,428,727
2.25%, 06/24/2024 (b)	1,750,000	1,690,115
2.50%, 10/15/2024 (b)	175,000	168,985
2.63%, 03/15/2024	1,175,000	1,145,848
3.25%, 01/29/2024	1,648,000	1,621,253
3.25%, 11/15/2027	750,000	721,223
4.88%, 02/15/2036	215,000	229,087
Inter-American Development Bank:
0.50%, 09/23/2024	925,000	862,294
0.63%, 07/15/2025	505,000	459,833
0.63%, 09/16/2027	595,000	505,072
0.88%, 04/03/2025	650,000	600,906
1.13%, 07/20/2028	867,000	736,092
2.00%, 07/23/2026	120,000	110,840
2.13%, 01/15/2025	1,181,000	1,127,217
2.25%, 06/18/2029	320,000	285,520
2.38%, 07/07/2027	425,000	393,393
2.63%, 01/16/2024	774,000	756,600
3.00%, 02/21/2024	659,000	645,892
3.50%, 09/14/2029	1,200,000	1,153,320
4.38%, 01/24/2044	120,000	117,911
Series GMTN, 0.88%, 04/20/2026	1,723,000	1,541,361
Series GMTN, 1.13%, 01/13/2031	945,000	754,857
Series GMTN, 1.75%, 03/14/2025	2,100,000	1,982,778
Series GMTN, 2.00%, 06/02/2026	175,000	161,977
Series GMTN, 3.88%, 10/28/2041	1,019,000	942,534
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	1,694,000	1,531,156
0.50%, 10/28/2025	615,000	552,534
0.63%, 04/22/2025	2,557,000	2,345,715
0.75%, 03/11/2025	945,000	873,019
0.75%, 11/24/2027	1,235,000	1,049,441
0.75%, 08/26/2030	979,000	763,258
0.88%, 05/14/2030	975,000	775,437
1.13%, 09/13/2028	1,309,000	1,109,181
1.25%, 02/10/2031	955,000	771,115
1.63%, 01/15/2025	806,000	762,073
1.63%, 11/03/2031	1,369,000	1,123,429
2.50%, 03/19/2024	1,753,000	1,706,247
3.13%, 06/15/2027	850,000	814,538
Series GDIF, 0.65%, 02/10/2026	448,000	395,817
Series GDIF, 1.38%, 04/20/2028	755,000	655,302

See accompanying notes to financial statements.
83

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 1.50%, 08/28/2024	$ 650,000	$ 617,838
Series GDIF, 1.75%, 10/23/2029	686,000	589,933
Series GDIF, 1.88%, 10/27/2026	262,000	239,963
Series GDIF, 2.13%, 03/03/2025	585,000	557,903
Series GDIF, 2.50%, 11/25/2024	1,106,000	1,064,691
Series GDIF, 2.50%, 07/29/2025	2,729,000	2,605,267
Series GDIF, 3.13%, 11/20/2025 (b)	870,000	840,872
Series GMTN, 4.75%, 02/15/2035	700,000	726,642
International Finance Corp.:
0.75%, 08/27/2030	100,000	78,086
Series GMTN, 0.38%, 07/16/2025	990,000	896,089
Series GMTN, 0.75%, 10/08/2026	850,000	747,830
Series GMTN, 1.38%, 10/16/2024	1,156,000	1,092,559
Series GMTN, 3.63%, 09/15/2025	183,000	179,609
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	186,136
2.25%, 05/21/2024	635,000	613,962
Series GMTN, 0.50%, 01/21/2026	500,000	445,095
		75,794,884
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.63%, 11/28/2025	200,000	200,216
Series GMTN, 0.38%, 07/30/2024	1,505,000	1,405,911
Series GMTN, 0.63%, 05/14/2025	570,000	520,125
Series USMT, 0.38%, 03/11/2024	145,000	137,447
		2,263,699
SWITZERLAND — 0.0% (a)
Credit Suisse AG 3.70%, 2/21/2025	350,000	322,416
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	440,000	444,497
4.38%, 01/23/2031	592,000	588,324
4.50%, 08/14/2024	450,000	449,226
4.98%, 04/20/2055	745,000	714,134
Security Description	Principal Amount	Value
5.10%, 06/18/2050	$ 1,158,000	$ 1,137,700
		3,333,881
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $211,129,795)		189,141,347
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	3,985,000	3,783,319
1.13%, 1/6/2025	355,000	331,250
2.02%, 4/1/2031	215,000	172,714
2.63%, 5/16/2024	4,045,000	3,934,531
4.25%, 9/26/2024	4,000,000	3,974,840
Federal Home Loan Bank:
0.50%, 4/14/2025	4,730,000	4,336,842
0.75%, 2/24/2026	265,000	235,707
2.13%, 2/28/2024	1,500,000	1,457,175
2.50%, 2/13/2024	5,930,000	5,783,114
2.75%, 6/28/2024	4,700,000	4,566,896
3.25%, 11/16/2028	3,577,000	3,434,993
4.50%, 10/3/2024	2,000,000	1,999,980
5.50%, 7/15/2036	1,140,000	1,253,293
Federal Home Loan Mortgage Corp.:
0.38%, 9/23/2025	1,805,000	1,624,464
1.50%, 2/12/2025	3,750,000	3,529,762
1.50%, 2/1/2037	9,082,793	7,873,429
1.50%, 4/1/2037	5,428,063	4,702,708
1.50%, 5/1/2041	4,355,536	3,527,954
1.50%, 2/1/2051	6,084,883	4,689,746
1.50%, 10/1/2051	6,169,059	4,753,749
1.50%, 11/1/2051	5,557,698	4,282,077
2.00%, 7/1/2035	3,535,353	3,152,630
2.00%, 6/1/2036	12,119,670	10,801,828
2.00%, 1/1/2037	9,141,869	8,147,820
2.00%, 4/1/2037	2,847,241	2,532,961
2.00%, 6/1/2050	227,157	186,489
2.00%, 10/1/2050	9,798,783	8,032,341
2.00%, 11/1/2050	14,017,909	11,486,528
2.00%, 12/1/2050	8,415,257	6,893,002
2.00%, 1/1/2051	10,695,891	8,757,767
2.00%, 2/1/2051	35,554,594	29,100,973
2.00%, 4/1/2051	6,591,852	5,376,341
2.00%, 9/1/2051	20,146,110	16,433,641
2.00%, 11/1/2051	24,268,921	19,781,633
2.00%, 2/1/2052	18,719,546	15,240,882
2.00%, 3/1/2052	12,847,897	10,455,793
2.50%, 9/1/2028	72,023	68,605
2.50%, 10/1/2029	184,700	173,517
2.50%, 1/1/2031	237,438	222,468
2.50%, 5/1/2031	707,572	659,849

See accompanying notes to financial statements.
84

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2031	$ 276,046	$ 257,428
2.50%, 11/1/2032	611,304	569,298
2.50%, 12/1/2032	496,089	462,000
2.50%, 2/1/2033	912,880	850,151
2.50%, 3/1/2033	1,598,472	1,487,132
2.50%, 8/1/2035	2,667,806	2,451,045
2.50%, 9/1/2035	1,834,618	1,685,554
2.50%, 1/1/2037	3,690,486	3,385,124
2.50%, 9/1/2046	645,008	558,409
2.50%, 8/1/2050	13,803,327	11,791,147
2.50%, 10/1/2050	8,104,458	6,918,004
2.50%, 11/1/2050	6,288,097	5,365,600
2.50%, 5/1/2051	280,991	240,946
2.50%, 6/1/2051	16,795,704	14,213,457
2.50% 9/1/2051	17,100,553	14,523,408
2.50% 10/1/2051	14,340,237	12,172,061
2.50%, 11/1/2051	17,294,619	14,670,746
2.50%, 12/1/2051	14,656,340	12,425,342
2.50%, 1/1/2052	10,877,284	9,305,154
3.00%, 11/1/2027	616,690	595,087
3.00%, 2/1/2029	147,113	141,926
3.00%, 7/1/2029	125,200	120,754
3.00%, 9/1/2029	191,018	184,234
3.00%, 4/1/2030	189,787	179,981
3.00%, 12/1/2030	505,214	479,111
3.00%, 2/1/2031	1,051,307	995,658
3.00%, 5/1/2031	382,476	362,566
3.00%, 9/1/2032	1,007,419	954,845
3.00%, 4/1/2033	3,363,602	3,240,975
3.00%, 5/1/2033	1,932,920	1,829,002
3.00%, 7/1/2035	202,833	187,524
3.00%, 4/1/2036	387,805	357,593
3.00%, 8/1/2036	711,833	666,078
3.00%, 3/1/2043	423,201	383,631
3.00% 4/1/2043	706,907	640,811
3.00% 7/1/2043	263,179	238,571
3.00%, 8/1/2043	118,668	107,573
3.00%, 9/1/2043	178,043	161,396
3.00%, 10/1/2043	131,927	119,592
3.00%, 6/1/2045	408,126	366,873
3.00% 8/1/2045	1,322,189	1,194,297
3.00%, 4/1/2046	595,121	534,672
3.00%, 9/1/2046	441,794	396,919
3.00%, 10/1/2046	2,413,243	2,168,119
3.00%, 11/1/2046	486,714	437,276
3.00%, 12/1/2046	1,482,433	1,331,856
3.00%, 2/1/2047	1,418,011	1,273,977
3.00%, 7/1/2047	3,125,204	2,804,929
3.00%, 12/1/2047	2,626,338	2,359,388
3.00%, 1/1/2048	708,228	636,241
3.00%, 2/1/2048	1,481,807	1,331,191
3.00%, 3/1/2048	74,079	66,547
3.00%, 10/1/2049	1,687,051	1,497,938
3.00%, 12/1/2049	1,282,315	1,138,571
3.00%, 1/1/2050	3,602,281	3,198,476
Security Description	Principal Amount	Value
3.00%, 2/1/2050	$ 3,940,813	$ 3,499,060
3.00% 4/1/2050	6,561,108	5,827,671
3.00%, 5/1/2050	154,346	138,160
3.00%, 6/1/2051	4,694,061	4,140,494
3.00%, 3/1/2052	11,596,769	10,180,855
3.50%, 5/1/2026	198,645	192,959
3.50%, 1/1/2029	43,496	42,342
3.50%, 11/1/2029	148,261	144,314
3.50%, 2/1/2030	97,783	95,180
3.50%, 3/1/2032	151,191	144,978
3.50%, 6/1/2033	328,916	318,219
3.50%, 1/1/2034	758,732	734,055
3.50%, 3/1/2038	710,055	674,790
3.50%, 10/1/2041	83,159	77,801
3.50%, 11/1/2041	1,807	1,699
3.50%, 12/1/2041	185,033	173,279
3.50%, 4/1/2043	159,179	149,076
3.50% 5/1/2043	266,862	249,868
3.50% 8/1/2043	468,714	438,725
3.50%, 6/1/2044	93,671	87,429
3.50%, 8/1/2044	190,765	178,053
3.50%, 10/1/2044	108,901	101,644
3.50%, 11/1/2044	169,721	158,411
3.50%, 12/1/2044	148,198	138,322
3.50%, 1/1/2045	179,851	167,866
3.50%, 2/1/2045	247,476	230,985
3.50% 7/1/2045	3,242,291	3,031,483
3.50%, 10/1/2045	223,201	206,920
3.50% 12/1/2045	441,636	411,343
3.50%, 3/1/2046	473,575	438,387
3.50%, 5/1/2046	211,388	195,681
3.50%, 8/1/2046	1,275,001	1,182,002
3.50%, 9/1/2046	2,707,686	2,506,495
3.50%, 12/1/2046	349,657	323,676
3.50%, 4/1/2047	39,457	36,518
3.50%, 9/1/2047	1,830,605	1,694,247
3.50%, 10/1/2047	258,495	239,241
3.50%, 11/1/2047	141,468	130,931
3.50%, 12/1/2047	377,813	349,671
3.50%, 1/1/2048	678,782	628,221
3.50%, 2/1/2048	1,790,115	1,656,773
3.50%, 5/1/2048	1,149,074	1,062,818
3.50%, 7/1/2048	361,537	334,398
3.50%, 11/1/2048	988,380	914,186
3.50%, 6/1/2049	1,270,020	1,166,808
3.50%, 7/1/2049	763,835	701,760
3.50%, 9/1/2049	5,838,671	5,448,603
3.50%, 3/1/2050	3,103,907	2,851,659
3.50%, 5/1/2051	4,721,137	4,337,460
3.50%, 9/1/2052	7,547,094	6,850,872
4.00%, 4/1/2024	4,886	4,828
4.00%, 5/1/2025	7,208	7,083
4.00%, 6/1/2025	17,014	16,715
4.00%, 8/1/2025	3,337	3,277
4.00%, 9/1/2025	5,023	4,925

See accompanying notes to financial statements.
85

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2026	$ 50,233	$ 49,257
4.00%, 7/1/2029	1,221,837	1,197,180
4.00%, 8/1/2039	70,379	68,219
4.00%, 10/1/2040	81,049	78,423
4.00% 12/1/2040	168,178	163,028
4.00%, 8/1/2041	13,070	12,608
4.00%, 12/1/2041	251,011	242,145
4.00%, 4/1/2042	166,013	160,150
4.00%, 6/1/2042	363,825	350,609
4.00%, 12/1/2043	81,934	79,235
4.00% 5/1/2044	184,886	177,984
4.00%, 7/1/2044	268,802	258,769
4.00%, 12/1/2044	97,233	93,603
4.00%, 4/1/2045	198,746	191,157
4.00%, 5/1/2045	1,094,679	1,056,017
4.00%, 10/1/2045	295,663	284,374
4.00%, 11/1/2045	1,422,521	1,366,851
4.00%, 1/1/2046	216,508	208,241
4.00%, 3/1/2046	178,406	171,839
4.00%, 1/1/2047	3,551,662	3,390,723
4.00%, 9/1/2047	145,796	139,230
4.00%, 11/1/2047	870,049	830,869
4.00%, 12/1/2047	345,920	330,342
4.00%, 1/1/2048	508,452	485,556
4.00%, 4/1/2048	757,779	723,043
4.00% 5/1/2048	1,206,109	1,150,822
4.00%, 7/1/2048	827,711	789,770
4.00%, 10/1/2048	1,439,383	1,373,403
4.00%, 12/1/2048	698,960	666,920
4.00%, 9/1/2049	723,798	688,464
4.00%, 6/1/2050	1,024,645	970,534
4.00%, 2/1/2051	1,653,048	1,572,350
4.50%, 10/1/2024	3,382	3,352
4.50%, 2/1/2039	1,118	1,109
4.50%, 6/1/2039	74,118	73,470
4.50%, 9/1/2039	56,819	56,323
4.50%, 12/1/2039	36,757	36,436
4.50%, 2/1/2040	20,054	19,875
4.50%, 3/1/2040	18,119	17,957
4.50%, 6/1/2040	688	682
4.50%, 12/1/2040	207,744	205,892
4.50%, 4/1/2041	3,589	3,556
4.50%, 7/1/2041	121,355	120,235
4.50%, 8/1/2041	9,067	8,984
4.50%, 9/1/2041	42,877	42,481
4.50%, 10/1/2041	339,695	336,666
4.50%, 10/1/2043	4,402	4,399
4.50%, 8/1/2044	6,366	6,296
4.50%, 9/1/2044	159,575	157,810
4.50%, 4/1/2047	48,065	47,128
4.50%, 10/1/2047	48,802	47,851
4.50%, 12/1/2047	144,629	141,810
4.50% 1/1/2048	482,330	472,930
4.50%, 5/1/2048	564,314	552,509
4.50%, 6/1/2048	187,437	183,516
Security Description	Principal Amount	Value
4.50%, 7/1/2048	$ 506,500	$ 496,399
4.50%, 12/1/2048	328,009	321,467
4.50%, 3/1/2049	463,803	454,553
4.50%, 7/1/2049	2,904,189	2,840,650
5.00%, 10/1/2033	4,997	5,019
5.00%, 11/1/2035	6,461	6,505
5.00%, 4/1/2036	15,440	15,544
5.00% 12/1/2036	1,470	1,484
5.00% 2/1/2038	116,501	117,780
5.00% 3/1/2038	75,135	75,943
5.00%, 6/1/2038	20,073	20,303
5.00% 11/1/2038	170,215	172,046
5.00%, 1/1/2039	25,289	25,578
5.00%, 2/1/2039	54,642	55,267
5.00%, 3/1/2039	172,390	174,443
5.00%, 10/1/2039	15,922	16,104
5.00%, 2/1/2040	38,989	39,470
5.00%, 7/1/2048	669,240	669,430
5.00%, 9/1/2048	143,442	143,483
5.00%, 11/1/2048	638,572	638,063
5.00%, 3/1/2049	253,637	253,709
5.00%, 3/1/2050	733,217	729,727
5.00%, 10/1/2052	2,579,818	2,564,961
5.50%, 5/1/2023	292	291
5.50%, 12/1/2023	516	514
5.50%, 11/1/2026	13,367	13,360
5.50%, 6/1/2027	3,932	3,940
5.50%, 4/1/2028	6,669	6,696
5.50%, 7/1/2028	10,215	10,273
5.50%, 7/1/2033	605	617
5.50% 1/1/2037	48,271	49,873
5.50%, 9/1/2037	298	307
5.50%, 11/1/2037	2,978	3,069
5.50%, 1/1/2038	28,760	29,635
5.50%, 4/1/2038	100,936	104,019
5.50% 7/1/2038	130,070	134,044
5.50%, 10/1/2038	2,651	2,731
5.50%, 11/1/2038	1,234	1,272
6.00%, 2/1/2028	125	128
6.00%, 11/1/2029	784	805
6.00%, 8/1/2031	2,726	2,829
6.00%, 10/1/2032	3,225	3,369
6.00%, 11/1/2032	2,720	2,843
6.00%, 12/1/2032	1,515	1,583
6.00% 1/1/2033	5,477	5,724
6.00% 2/1/2033	2,612	2,716
6.00%, 3/1/2033	2,998	3,133
6.00%, 6/1/2033	3,472	3,632
6.00%, 3/1/2036	5,129	5,374
6.00%, 8/1/2036	25,774	27,006
6.00%, 1/1/2037	2,839	2,975
6.00%, 12/1/2037	2,351	2,466
6.00%, 10/1/2038	1,707	1,793
6.00%, 3/1/2040	1,569	1,646
6.00%, 5/1/2040	261,218	274,079

See accompanying notes to financial statements.
86

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 7/15/2032	$ 2,558,000	$ 2,982,884
6.50%, 12/1/2030	505	528
6.50%, 8/1/2031	2,254	2,358
6.50%, 12/1/2031	1,816	1,899
6.50% 7/1/2032	530	557
6.50%, 11/1/2037	22,704	24,319
6.50%, 2/1/2038	4,757	5,096
6.50%, 9/1/2038	72,515	77,673
6.50%, 9/1/2039	34,874	37,348
6.75%, 3/15/2031	1,101,000	1,295,459
7.00%, 7/1/2029	17,114	17,547
7.00%, 1/1/2030	417	432
7.00%, 4/1/2030	105	108
7.00%, 2/1/2031	399	405
7.00%, 9/1/2031	4,887	5,069
7.50%, 3/1/2028	4,786	4,952
Series K041, Class A2, 3.17%, 10/25/2024	750,000	728,436
Series K046, Class A2, 3.21%, 3/25/2025	4,000,000	3,868,208
Series K049, Class A2, 3.01%, 7/25/2025	350,000	336,310
Series K053, Class A2, 3.00%, 12/25/2025	350,000	334,654
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	944,240
Series K064, Class A2, 3.22%, 3/25/2027	800,000	761,866
Series K067, Class AM, 3.28%, 8/25/2027	500,000	474,071
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,421,074
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,427,073
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,923,543
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,120,406
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	513,251
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,143,915
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	773,660
Series K087, Class A2, 3.77%, 12/25/2028	270,000	259,852
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,376,159
Series K092, Class A2, 3.30%, 4/25/2029	500,000	467,166
Series K093, Class A2, 2.98%, 5/25/2029	500,000	458,631
Series K094, Class A2, 2.90%, 6/25/2029	531,291	484,182
Series K101, Class A2, 2.52%, 10/25/2029	500,000	442,321
Security Description	Principal Amount	Value
Series K108, Class A2, 1.52%, 3/25/2030	$ 888,889	$ 728,096
Series K109, Class A2, 1.56%, 4/25/2030	600,000	490,954
Series K110, Class A2, 1.48%, 4/25/2030	160,714	130,885
Series K114, Class A2, 1.37%, 6/25/2030	250,000	200,084
Series K115, Class A2, 1.38%, 6/25/2030	500,000	400,874
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,888,927
Series K121, Class A2, 1.55%, 10/25/2030	340,000	273,547
Series K123, Class A2, 1.62%, 12/25/2030	233,333	188,493
Series K128, Class A2, 2.02%, 3/25/2031	650,000	539,976
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	813,853
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	511,474
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	383,864
Series K730, Class A2, 3.59%, 1/25/2025 (c)	964,569	939,836
Series K735, Class A2, 2.86%, 5/25/2026	497,247	471,121
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	4,639,762
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,162,253
Series K743, Class A2, 1.77%, 5/25/2028	500,000	435,588
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,323,784
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	185,224
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,529,183
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	378,992
Federal National Mortgage Association:
0.38%, 8/25/2025	3,489,000	3,147,950
0.63%, 4/22/2025	785,000	719,837
0.75%, 10/8/2027	2,618,000	2,246,925
0.88%, 8/5/2030	6,775,000	5,383,076
1.50%, 7/1/2036	12,204,552	10,579,118
1.50%, 3/1/2037	16,061,002	13,914,942
1.50%, 4/1/2037	4,251,684	3,683,577
1.50%, 1/1/2042	3,762,674	3,047,659
1.50%, 11/1/2050	173,237	133,512
1.50%, 3/1/2051	109,569	84,509

See accompanying notes to financial statements.
87

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 7/1/2051	$ 1,282,705	$ 987,630
1.50%, 10/1/2051	15,272,185	11,768,239
1.50%, 11/1/2051	16,460,165	12,681,969
1.63%, 10/15/2024	550,000	522,533
1.63%, 1/7/2025	2,525,000	2,385,165
1.75%, 7/2/2024	500,000	478,635
1.88%, 9/24/2026	1,366,000	1,259,233
2.00%, 9/1/2035	5,799,774	5,171,884
2.00%, 10/1/2035	200,395	178,593
2.00%, 11/1/2035	5,294,956	4,721,719
2.00%, 12/1/2035	3,594,606	3,205,450
2.00%, 1/1/2036	227,889	203,218
2.00%, 2/1/2036	5,821,522	5,191,278
2.00% 4/1/2036	294,166	262,171
2.00% 6/1/2036	11,624,882	10,361,038
2.00%, 12/1/2036	11,291,805	10,064,173
2.00%, 5/1/2037	3,430,858	3,052,153
2.00%, 8/1/2040	631,189	532,365
2.00%, 10/1/2040	1,420,081	1,197,395
2.00%, 11/1/2040	3,626,451	3,056,748
2.00%, 12/1/2040	2,985,667	2,515,956
2.00%, 2/1/2041	3,995,898	3,366,751
2.00%, 10/1/2041	6,254,155	5,264,653
2.00%, 11/1/2041	7,298,461	6,142,016
2.00%, 2/1/2042	3,941,657	3,312,448
2.00%, 5/1/2042	2,207,187	1,859,856
2.00%, 6/1/2050	641,077	526,304
2.00% 8/1/2050	13,557,017	11,117,426
2.00%, 9/1/2050	169,928	140,324
2.00%, 10/1/2050	23,533,517	19,291,072
2.00%, 11/1/2050	302,040	249,409
2.00%, 12/1/2050	241,133	197,438
2.00% 1/1/2051	19,627,265	16,058,505
2.00% 2/1/2051	11,207,811	9,174,685
2.00% 3/1/2051	8,817,341	7,211,954
2.00% 4/1/2051	17,529,275	14,328,728
2.00% 5/1/2051	12,375,044	10,111,478
2.00%, 7/1/2051	17,805,978	14,536,220
2.00%, 9/1/2051	157,240	129,044
2.00%, 11/1/2051	31,356,976	25,559,851
2.00%, 12/1/2051	252,964	207,450
2.00% 1/1/2052	15,856,257	12,916,695
2.00% 3/1/2052	29,450,448	23,995,473
2.13%, 4/24/2026	925,000	865,809
2.50%, 2/5/2024	750,000	731,227
2.50% 3/1/2028	193,367	184,018
2.50%, 7/1/2028	216,722	206,245
2.50% 8/1/2028	601,323	572,253
2.50%, 10/1/2028	151,127	143,821
2.50%, 3/1/2029	525,862	500,882
2.50%, 2/1/2030	244,926	229,874
2.50%, 5/1/2030	393,621	368,425
2.50% 7/1/2030	1,915,049	1,820,422
2.50%, 2/1/2031	454,489	425,397
2.50%, 8/1/2031	1,146,261	1,067,932
Security Description	Principal Amount	Value
2.50%, 6/1/2032	$ 9,596,484	$ 8,940,718
2.50%, 12/1/2032	750,641	698,331
2.50%, 1/1/2033	1,161,910	1,080,939
2.50%, 12/1/2033	2,203,859	2,062,789
2.50% 2/1/2035	5,175,730	4,798,477
2.50%, 8/1/2035	1,860,694	1,709,451
2.50%, 3/1/2036	230,237	211,200
2.50%, 5/1/2036	1,488,023	1,364,990
2.50%, 4/1/2038	983,485	887,324
2.50%, 2/1/2040	446,109	389,069
2.50%, 5/1/2040	1,447,638	1,258,786
2.50%, 7/1/2041	5,241,871	4,558,033
2.50%, 4/1/2042	3,819,460	3,319,981
2.50%, 10/1/2042	196,922	172,658
2.50% 11/1/2049	7,320,043	6,272,704
2.50%, 1/1/2050	2,467,018	2,114,041
2.50%, 6/1/2050	4,353,105	3,719,875
2.50% 7/1/2050	6,538,380	5,587,268
2.50%, 8/1/2050	6,679,420	5,705,720
2.50%, 10/1/2050	16,145,157	13,781,564
2.50%, 11/1/2050	555,521	474,023
2.50% 4/1/2051	33,695,367	28,722,119
2.50%, 5/1/2051	187,805	160,977
2.50%, 7/1/2051	16,469,894	14,004,357
2.50%, 8/1/2051	13,933,581	11,840,700
2.50%, 9/1/2051	16,141,423	13,708,772
2.50% 10/1/2051	35,447,257	30,088,373
2.50%, 12/1/2051	182,459	155,710
2.50%, 1/1/2052	233,898	198,568
2.50%, 3/1/2052	19,333,004	16,355,696
2.63%, 9/6/2024	1,313,000	1,273,741
3.00%, 8/1/2027	100,407	96,746
3.00%, 11/1/2028	275,371	265,411
3.00%, 6/1/2029	83,480	80,438
3.00% 8/1/2029	335,128	322,917
3.00%, 9/1/2029	115,957	111,731
3.00%, 6/1/2030	168,704	159,827
3.00%, 9/1/2030	35,328	33,469
3.00%, 11/1/2030	84,494	80,048
3.00%, 12/1/2030	304,577	288,550
3.00%, 4/1/2031	178,630	169,176
3.00%, 6/1/2032	1,509,906	1,429,751
3.00%, 10/1/2032	429,417	406,621
3.00%, 1/1/2033	308,725	292,336
3.00%, 2/1/2033	664,058	628,806
3.00%, 2/1/2034	718,023	678,753
3.00%, 8/1/2034	3,692,315	3,480,588
3.00%, 2/1/2035	133,192	123,961
3.00%, 3/1/2035	107,869	99,632
3.00%, 6/1/2035	824,393	777,120
3.00%, 2/1/2036	288,094	266,095
3.00%, 11/1/2036	3,133,314	2,886,169
3.00%, 1/1/2037	813,989	749,784
3.00%, 9/1/2037	635,132	584,557
3.00%, 1/1/2038	1,119,158	1,030,041

See accompanying notes to financial statements.
88

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00% 6/1/2042	$ 2,084,885	$ 1,867,891
3.00%, 12/1/2042	203,263	184,108
3.00% 1/1/2043	585,414	530,247
3.00%, 2/1/2043	7,727	6,999
3.00% 3/1/2043	698,816	632,845
3.00% 4/1/2043	176,233	159,596
3.00% 5/1/2043	1,167,048	1,056,872
3.00% 6/1/2043	854,628	773,948
3.00% 7/1/2043	946,977	857,577
3.00%, 8/1/2043	454,068	411,967
3.00%, 2/1/2044	3,434,571	3,110,331
3.00%, 5/1/2045	3,295,013	2,983,948
3.00%, 6/1/2045	31,781	28,541
3.00%, 8/1/2045	4,879,853	4,419,172
3.00%, 9/1/2045	312,475	280,617
3.00% 11/1/2045	654,619	587,879
3.00% 5/1/2046	771,391	692,344
3.00%, 8/1/2046	667,539	599,134
3.00%, 9/1/2046	682,217	612,308
3.00%, 10/1/2046	264,824	237,686
3.00% 11/1/2046	2,774,568	2,507,687
3.00% 1/1/2047	2,434,849	2,185,340
3.00% 3/1/2047	2,439,180	2,190,422
3.00%, 7/1/2047	2,142,053	1,922,549
3.00% 10/1/2047	2,741,924	2,460,936
3.00% 12/1/2047	3,861,700	3,465,976
3.00% 2/1/2048	2,677,704	2,403,189
3.00% 12/1/2049	9,761,386	8,667,138
3.00%, 1/1/2050	1,865,550	1,656,439
3.00%, 7/1/2050	4,010,045	3,559,516
3.00% 9/1/2050	18,507,415	16,420,938
3.00%, 1/1/2051	11,967,867	10,675,459
3.00%, 9/1/2051	7,830,676	6,899,731
3.00%, 1/1/2052	14,150,289	12,450,480
3.00%, 2/1/2052	5,265,109	4,647,655
3.00%, 4/1/2052	3,430,274	3,011,440
3.00%, 5/1/2052	12,108,232	10,627,474
3.50%, 10/1/2025	24,330	23,725
3.50%, 11/1/2025	35,074	34,193
3.50%, 3/1/2026	23,264	22,658
3.50%, 1/1/2027	107,928	105,087
3.50%, 5/1/2029	67,232	65,383
3.50%, 1/1/2030	91,052	88,549
3.50%, 3/1/2031	326,222	317,172
3.50%, 6/1/2033	659,396	637,354
3.50%, 6/1/2034	274,377	261,181
3.50%, 7/1/2034	505,991	481,656
3.50%, 11/1/2034	1,711,696	1,629,375
3.50%, 2/1/2037	242,578	230,261
3.50%, 2/1/2038	163,631	155,528
3.50%, 4/1/2038	724,550	690,984
3.50%, 5/1/2038	266,484	254,139
3.50%, 12/1/2040	257,915	241,288
3.50%, 6/1/2041	62,587	58,552
3.50%, 11/1/2041	62,164	58,159
Security Description	Principal Amount	Value
3.50% 12/1/2041	$ 8,810	$ 8,243
3.50%, 1/1/2042	105,111	99,189
3.50%, 3/1/2042	200,393	188,308
3.50%, 4/1/2042	22,912	21,436
3.50%, 5/1/2042	564,608	528,244
3.50%, 8/1/2042	235,570	220,398
3.50% 10/1/2042	324,042	303,172
3.50%, 1/1/2043	95,501	89,351
3.50%, 4/1/2043	52,807	49,381
3.50%, 5/1/2043	72,784	68,061
3.50%, 7/1/2043	286,356	267,774
3.50%, 12/1/2043	64,607	60,415
3.50% 1/1/2044	9,764,361	9,135,348
3.50%, 10/1/2044	167,823	156,486
3.50% 1/1/2045	266,944	248,910
3.50% 2/1/2045	7,122,842	6,664,089
3.50%, 4/1/2045	299,147	277,056
3.50%, 5/1/2045	35,219	32,618
3.50%, 6/1/2045	53,699	49,734
3.50% 8/1/2045	633,192	588,623
3.50% 11/1/2045	1,720,599	1,593,542
3.50% 12/1/2045	1,492,416	1,382,208
3.50%, 1/1/2046	496,961	460,263
3.50% 2/1/2046	2,819,869	2,611,067
3.50% 10/1/2046	716,901	662,965
3.50%, 11/1/2046	38,394	35,506
3.50%, 2/1/2047	190,955	176,588
3.50% 5/1/2047	3,281,618	3,036,608
3.50% 7/1/2047	1,610,694	1,506,770
3.50%, 10/1/2047	167,684	155,045
3.50% 11/1/2047	8,579,237	7,933,335
3.50% 12/1/2047	9,171,101	8,548,333
3.50% 1/1/2048	2,223,348	2,055,767
3.50% 2/1/2048	2,875,883	2,661,422
3.50%, 6/1/2048	1,029,615	951,372
3.50%, 8/1/2048	129,614	119,765
3.50%, 9/1/2048	321,514	297,082
3.50%, 10/1/2048	2,091,172	1,933,554
3.50%, 11/1/2048	650,844	601,878
3.50%, 7/1/2049	1,738,665	1,597,446
3.50%, 8/1/2049	1,296,063	1,190,793
3.50%, 6/1/2050	1,773,098	1,628,046
3.50%, 12/1/2051	6,085,922	5,538,721
3.50%, 6/1/2052	8,469,507	7,688,149
4.00%, 4/1/2024	7,210	7,119
4.00%, 1/1/2025	11,080	10,901
4.00%, 1/1/2026	12,674	12,427
4.00% 2/1/2026	22,320	21,862
4.00%, 3/1/2026	12,700	12,433
4.00%, 4/1/2026	14,611	14,289
4.00%, 12/1/2034	153,771	149,357
4.00%, 3/1/2037	386,624	374,532
4.00%, 3/1/2038	395,616	383,247
4.00%, 6/1/2038	233,856	226,544
4.00%, 8/1/2039	198,335	192,057

See accompanying notes to financial statements.
89

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2039	$ 71,573	$ 69,307
4.00%, 9/1/2040	1,792,948	1,733,213
4.00% 12/1/2040	389,500	376,524
4.00% 1/1/2041	98,202	94,930
4.00%, 3/1/2041	237,607	228,990
4.00%, 12/1/2041	261,116	251,646
4.00%, 1/1/2042	113,986	110,232
4.00%, 2/1/2042	38,675	37,233
4.00%, 9/1/2043	43,171	41,542
4.00%, 10/1/2043	221,767	213,402
4.00%, 12/1/2043	32,044	30,835
4.00%, 5/1/2044	659,046	637,089
4.00%, 6/1/2044	157,000	150,994
4.00% 7/1/2044	1,015,147	976,782
4.00%, 9/1/2044	103,224	99,275
4.00% 10/1/2044	201,012	193,323
4.00%, 12/1/2044	163,108	156,869
4.00%, 1/1/2045	494,617	476,178
4.00%, 3/1/2045	179,384	172,365
4.00%, 5/1/2045	279,671	268,728
4.00%, 6/1/2045	399,078	383,811
4.00%, 7/1/2045	221,324	212,663
4.00%, 9/1/2045	285,249	274,088
4.00%, 12/1/2045	168,060	161,484
4.00%, 2/1/2046	65,528	62,963
4.00%, 4/1/2046	198,830	189,826
4.00%, 10/1/2046	1,192,718	1,149,462
4.00%, 11/1/2046	247,734	236,515
4.00% 4/1/2047	2,778,983	2,651,835
4.00%, 7/1/2047	68,214	65,080
4.00%, 8/1/2047	291,907	278,496
4.00%, 9/1/2047	1,554,839	1,483,409
4.00%, 12/1/2047	3,055,424	2,915,055
4.00%, 1/1/2048	1,187,794	1,133,226
4.00%, 2/1/2048	500,814	477,806
4.00%, 5/1/2048	62,586	59,659
4.00% 6/1/2048	2,353,384	2,243,317
4.00%, 7/1/2048	485,263	462,568
4.00%, 8/1/2048	755,765	720,418
4.00%, 9/1/2048	1,058,224	1,008,732
4.00%, 10/1/2048	2,946,996	2,831,681
4.00% 11/1/2048	2,490,083	2,376,335
4.00%, 1/1/2049	2,001,382	1,926,774
4.00%, 3/1/2049	246,090	234,076
4.00%, 5/1/2049	719,630	684,498
4.00%, 6/1/2049	5,589,549	5,336,409
4.00%, 7/1/2049	833,009	792,342
4.00%, 8/1/2049	1,394,104	1,328,902
4.00%, 2/1/2050	517,401	492,141
4.00%, 7/1/2050	1,003,757	956,811
4.00%, 3/1/2051	6,239,477	5,934,868
4.00%, 7/1/2052	3,569,845	3,377,588
4.00% 8/1/2052	10,255,245	9,654,337
4.00%, 10/1/2052	9,658,808	9,053,608
4.50% 4/1/2023	4,377	4,355
Security Description	Principal Amount	Value
4.50%, 8/1/2023	$ 4	$ 4
4.50%, 4/1/2031	89,047	87,936
4.50%, 10/1/2033	26,528	26,146
4.50%, 4/1/2039	180,753	178,999
4.50%, 7/1/2039	11,978	11,862
4.50%, 9/1/2039	36,877	36,519
4.50%, 12/1/2039	7,238	7,168
4.50%, 4/1/2040	194,558	192,633
4.50%, 10/1/2040	87,234	86,371
4.50%, 11/1/2040	73,187	72,463
4.50% 2/1/2041	227,238	224,920
4.50%, 5/1/2041	111,596	110,492
4.50%, 1/1/2042	415,789	411,549
4.50%, 9/1/2043	85,597	84,662
4.50% 12/1/2043	280,416	277,354
4.50%, 1/1/2044	31,855	31,507
4.50%, 2/1/2044	122,271	120,936
4.50% 6/1/2044	234,699	232,003
4.50%, 3/1/2046	432,951	428,668
4.50%, 9/1/2047	89,961	88,121
4.50%, 11/1/2047	716,806	702,147
4.50%, 1/1/2048	87,003	85,223
4.50%, 2/1/2048	2,548,260	2,496,148
4.50% 4/1/2048	4,070,240	4,026,409
4.50%, 6/1/2048	2,660,940	2,606,524
4.50% 8/1/2048	1,669,117	1,634,202
4.50%, 11/1/2048	1,347,762	1,319,569
4.50%, 12/1/2048	375,293	367,442
4.50% 1/1/2049	833,214	815,785
4.50%, 5/1/2049	764,499	748,507
4.50%, 3/1/2050	2,068,199	2,022,920
4.50%, 9/1/2050	3,719,179	3,641,379
5.00%, 5/1/2024	7,079	7,022
5.00%, 11/1/2033	796	798
5.00%, 5/1/2034	22,991	23,087
5.00%, 7/1/2034	4,473	4,491
5.00%, 2/1/2035	15,684	15,750
5.00%, 7/1/2035	201,890	202,734
5.00%, 7/1/2040	70,942	71,737
5.00%, 1/1/2042	289,872	293,121
5.00%, 3/1/2042	217,890	220,332
5.00%, 12/1/2043	57,056	57,644
5.00%, 7/1/2044	214,533	216,647
5.00%, 6/1/2048	326,600	326,340
5.00%, 9/1/2048	852,552	851,874
5.00%, 8/1/2049	582,461	581,998
5.00%, 10/1/2049	742,846	742,255
5.50% 10/1/2034	21,456	21,903
5.50%, 2/1/2035	48,617	49,629
5.50%, 7/1/2035	88,087	90,264
5.50%, 4/1/2036	43,022	44,085
5.50% 6/1/2038	25,505	26,256
5.50%, 12/1/2038	101,011	103,962
5.50%, 12/1/2039	143,346	147,569
5.50%, 9/1/2040	12,234	12,595

See accompanying notes to financial statements.
90

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/1/2041	$ 159,584	$ 164,134
5.50%, 5/1/2044	2,038,771	2,089,146
5.50%, 12/1/2052	1,937,440	1,965,327
5.63%, 7/15/2037	792,000	880,284
6.00%, 7/1/2029	2,220	2,277
6.00%, 8/1/2029	712	731
6.00%, 2/1/2037	86,123	90,142
6.00%, 6/1/2037	42,463	44,504
6.00%, 10/1/2039	123,275	129,028
6.00%, 4/1/2040	158,743	166,492
6.25%, 5/15/2029	530,000	591,787
6.50%, 9/1/2031	7,847	8,198
6.50%, 7/1/2032	2,740	2,874
6.50%, 7/1/2036	9,345	10,001
6.50%, 10/1/2037	7,789	8,336
6.63%, 11/15/2030	2,025,000	2,362,102
7.00%, 9/1/2029	7,182	7,386
7.00%, 9/1/2031	57	60
7.00%, 10/1/2031	68	71
7.00%, 9/1/2032	25,414	26,678
7.00%, 10/1/2032	695	741
7.13%, 1/15/2030	325,000	384,052
7.25%, 5/15/2030	817,000	980,008
7.50%, 2/1/2031	2,733	2,788
7.50%, 3/1/2031	145	154
7.50%, 7/1/2031	165	166
7.50% 8/1/2031	3,631	3,741
7.50%, 9/1/2031	8,844	9,178
2.00%, 10/1/2051	21,755,809	17,740,459
Series 2016-M4, Class AL, 3.27%, 1/25/2039	76,908	75,183
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	382,757	359,637
Series 2017-M14, Class A2, 2.87%, 11/25/2027 (c)	593,221	554,332
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	533,403	504,938
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	715,480	670,265
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	774,761	740,866
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,964,277	1,743,604
Series 2019-M22, Class A2, 2.52%, 8/25/2029	549,860	488,217
Series 2019-M5, Class A2, 3.27%, 2/25/2029	500,000	470,589
Series 2019-M9, Class A2, 2.94%, 6/25/2029	658,960	606,014
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	414,768
Security Description	Principal Amount	Value
Series 2020-M20, Class A2, 1.44%, 10/25/2029	$ 1,500,000	$ 1,227,948
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	158,386
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	809,007
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,455,000	1,146,178
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	279,381
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	634,122
TBA, 2.00%, 1/15/2038 (f)	10,300,000	9,163,529
TBA, 2.00%, 1/15/2053 (f)	26,100,000	21,239,136
TBA, 2.50%, 1/15/2053 (f)	15,600,000	13,194,542
TBA, 3.00%, 1/15/2038 (f)	4,350,000	4,073,966
TBA, 3.00%, 1/15/2053 (f)	3,600,000	3,156,646
TBA, 3.50%, 1/15/2038 (f)	6,000,000	5,743,392
TBA, 3.50%, 1/15/2053 (f)	7,275,000	6,603,889
TBA, 4.00%, 1/15/2038 (f)	1,000,000	974,928
TBA, 4.00%, 1/15/2053 (f)	13,500,000	12,654,576
TBA, 4.50%, 1/15/2038 (f)	3,000,000	2,980,854
TBA, 4.50%, 1/15/2053 (f)	33,800,000	32,534,325
TBA, 5.00%, 1/15/2053 (f)	26,375,000	25,981,564
TBA, 5.50%, 1/15/2053 (f)	11,300,000	11,330,171
TBA, 6.00%, 1/15/2053 (f)	5,800,000	5,888,450
Series 2017-M15, Class ATS2, VRN, 3.16%, 11/25/2027 (c)	599,746	582,256
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	93,498	88,004
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	581,378
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	48,461
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,802,493
Freddie Mac Multifamily Structured Pass Through Certificates Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,248,648
Freddie Mac Pool 2.00%, 8/1/2052	8,904,868	7,246,903
Government National Mortgage Association:
2.00%, 12/20/2050	112,780	94,979
2.00%, 1/20/2051	16,284,692	13,714,354
2.00%, 2/20/2051	194,285	163,343

See accompanying notes to financial statements.
91

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 4/20/2051	$ 10,795,444	$ 9,069,458
2.00%, 5/20/2051	11,346,625	9,529,002
2.00%, 6/20/2051	12,274,960	10,304,826
2.00%, 9/20/2051	11,198,392	9,390,645
2.00%, 12/20/2051	12,366,345	10,358,567
2.00%, 1/20/2052	11,468,091	9,593,195
2.00%, 4/20/2052	7,908,753	6,606,471
2.50%, 2/20/2043	1,063,085	928,288
2.50%, 12/20/2049	650,838	566,702
2.50%, 7/20/2050	2,605,740	2,268,562
2.50%, 8/20/2050	5,006,522	4,358,687
2.50%, 10/20/2050	7,845,080	6,829,941
2.50%, 3/20/2051	163,872	142,413
2.50%, 4/20/2051	11,543,917	10,028,633
2.50%, 6/20/2051	206,273	179,070
2.50%, 7/20/2051	12,824,437	11,114,849
2.50%, 8/20/2051	8,266,290	7,161,234
2.50%, 9/20/2051	15,512,779	13,436,487
2.50%, 10/20/2051	11,490,903	9,949,278
2.50%, 11/20/2051	14,001,830	12,133,571
2.50%, 12/20/2051	207,759	179,792
2.50%, 5/20/2052	4,827,943	4,168,852
3.00%, 10/20/2042	2,199,748	1,998,094
3.00% 12/15/2042	368,900	333,911
3.00% 12/20/2042	580,928	527,674
3.00%, 2/20/2043	622,830	565,734
3.00%, 3/15/2043	67,977	61,528
3.00%, 4/15/2043	129,322	117,054
3.00%, 4/20/2043	469,640	426,470
3.00%, 6/20/2043	318,638	289,349
3.00%, 11/20/2044	316,035	286,527
3.00%, 12/20/2044	118,313	107,266
3.00%, 3/20/2045	123,282	111,588
3.00%, 4/20/2045	198,685	179,839
3.00%, 6/15/2045	47,551	42,786
3.00%, 8/15/2045	60,389	54,338
3.00%, 8/20/2045	334,181	302,483
3.00%, 1/20/2046	165,746	150,025
3.00%, 2/20/2046	2,562,612	2,327,053
3.00%, 4/20/2046	293,009	265,202
3.00%, 5/20/2046	666,835	603,551
3.00%, 6/20/2046	1,892,599	1,712,987
3.00%, 9/20/2046	596,740	540,108
3.00%, 10/20/2046	2,133,969	1,931,451
3.00%, 11/20/2046	341,319	309,252
3.00%, 1/20/2047	602,550	545,366
3.00%, 6/20/2047	202,596	183,578
3.00%, 7/20/2047	1,702,731	1,540,957
3.00%, 10/20/2047	1,165,661	1,054,913
3.00%, 11/20/2047	750,402	679,107
3.00%, 12/20/2047	701,112	634,501
3.00%, 1/20/2048	623,699	564,442
3.00%, 2/20/2048	719,243	650,909
3.00%, 3/20/2048	2,795,518	2,529,921
3.00%, 11/20/2049	4,425,256	3,979,830
Security Description	Principal Amount	Value
3.00%, 12/20/2049	$ 1,264,352	$ 1,137,088
3.00%, 6/20/2050	5,768,577	5,178,981
3.00%, 7/20/2050	8,585,770	7,706,908
3.00%, 12/20/2050	5,320,662	4,773,561
3.00%, 8/20/2051	8,914,797	7,961,474
3.00%, 12/20/2051	7,490,682	6,681,306
3.00%, 4/20/2052	6,081,100	5,420,225
3.50%, 12/20/2041	514,837	484,436
3.50%, 2/15/2042	291,068	272,999
3.50%, 3/15/2042	30,810	28,898
3.50%, 6/20/2042	277,298	260,936
3.50%, 10/20/2042	65,339	61,484
3.50%, 1/20/2043	1,201,343	1,130,456
3.50%, 4/15/2043	66,668	62,458
3.50%, 4/20/2043	290,194	273,070
3.50%, 7/20/2043	792,883	746,036
3.50%, 10/20/2043	134,741	126,780
3.50%, 12/20/2043	53,836	50,655
3.50%, 1/15/2044	47,614	44,607
3.50%, 1/20/2044	109,482	103,013
3.50%, 3/20/2044	105,172	98,958
3.50%, 6/20/2044	4,171,112	3,920,691
3.50%, 9/20/2044	1,534,218	1,442,107
3.50%, 10/20/2044	183,575	172,553
3.50%, 12/20/2044	134,069	126,020
3.50%, 2/20/2045	102,171	96,037
3.50%, 3/20/2045	116,970	109,821
3.50% 4/20/2045	766,472	719,630
3.50%, 6/20/2045	702,216	659,300
3.50%, 10/20/2045	2,923,146	2,744,498
3.50%, 11/20/2045	70,297	66,001
3.50%, 1/20/2046	887,035	832,824
3.50%, 3/20/2046	557,879	523,784
3.50%, 4/20/2046	3,182,366	2,982,601
3.50%, 5/20/2046	489,659	458,922
3.50%, 10/20/2046	304,897	285,758
3.50%, 11/20/2046	1,882,985	1,764,785
3.50%, 2/20/2047	1,401,928	1,313,925
3.50%, 3/20/2047	285,013	265,912
3.50%, 5/20/2047	283,094	264,122
3.50%, 6/20/2047	169,205	157,865
3.50%, 8/20/2047	249,778	233,038
3.50%, 9/20/2047	253,129	236,165
3.50%, 10/20/2047	213,513	199,204
3.50%, 11/20/2047	859,272	801,685
3.50%, 12/20/2047	3,278,708	3,058,975
3.50%, 1/20/2048	3,962,511	3,696,951
3.50%, 2/20/2048	1,034,650	965,310
3.50%, 3/20/2048	1,764,041	1,645,819
3.50%, 4/20/2048	1,042,827	972,939
3.50%, 6/20/2048	623,104	580,529
3.50%, 2/20/2049	252,287	235,049
3.50%, 5/20/2049	175,176	162,943
3.50%, 7/20/2049	57,167	53,159
3.50%, 9/20/2049	845,429	785,821

See accompanying notes to financial statements.
92

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/20/2049	$ 358,675	$ 333,289
3.50%, 3/20/2050	2,452,508	2,278,928
3.50%, 10/20/2050	1,559,628	1,449,453
3.50%, 2/20/2051	1,970,849	1,830,827
3.50%, 3/20/2051	391,085	363,352
3.50%, 6/20/2052	3,282,541	3,009,437
4.00%, 4/15/2040	253,479	246,242
4.00%, 6/15/2040	15,241	14,806
4.00%, 7/15/2040	1,899	1,845
4.00%, 10/15/2040	14,345	13,936
4.00% 11/15/2040	105,411	102,401
4.00%, 11/15/2041	53,730	52,197
4.00%, 3/20/2044	38,118	36,803
4.00%, 4/20/2044	197,790	190,966
4.00%, 6/20/2044	185,884	179,471
4.00%, 8/20/2044	198,324	191,482
4.00%, 9/20/2044	159,677	154,169
4.00%, 10/20/2044	233,954	225,883
4.00%, 12/20/2044	204,547	197,491
4.00%, 2/20/2045	146,661	141,601
4.00%, 5/15/2045	114,246	109,997
4.00%, 7/20/2045	944,892	911,299
4.00%, 8/20/2045	116,653	112,506
4.00%, 9/20/2045	2,140,505	2,064,405
4.00%, 10/20/2045	169,306	163,287
4.00%, 11/20/2045	653,668	630,429
4.00%, 4/20/2046	103,373	99,697
4.00%, 5/20/2046	38,784	37,405
4.00%, 10/20/2046	73,307	70,686
4.00%, 2/20/2047	26,488	25,541
4.00%, 3/20/2047	293,780	283,278
4.00%, 4/20/2047	112,797	108,365
4.00%, 6/20/2047	831,406	798,739
4.00%, 7/20/2047	221,865	213,148
4.00%, 8/20/2047	368,664	354,178
4.00%, 9/20/2047	149,438	143,567
4.00%, 2/20/2048	1,091,284	1,048,406
4.00%, 3/20/2048	844,371	811,194
4.00%, 4/20/2048	2,962,064	2,843,696
4.00%, 6/20/2048	380,090	364,901
4.00%, 7/20/2048	243,113	233,398
4.00%, 8/20/2048	1,554,960	1,492,822
4.00%, 9/20/2048	412,025	395,560
4.00%, 5/20/2049	586,754	562,934
4.00%, 7/20/2049	2,508,434	2,406,601
4.00%, 5/20/2050	1,176,067	1,128,323
4.00%, 9/20/2052	4,469,695	4,224,177
4.00%, 10/20/2052	5,971,524	5,643,512
4.50%, 3/15/2038	362	360
4.50%, 4/15/2039	1,287	1,280
4.50% 6/15/2039	62,203	61,878
4.50% 7/15/2039	42,311	42,089
4.50%, 2/15/2040	29,866	29,710
4.50%, 4/15/2040	186,354	185,385
4.50% 6/15/2040	115,463	114,863
Security Description	Principal Amount	Value
4.50%, 8/15/2040	$ 1,902	$ 1,892
4.50%, 2/15/2041	19,479	19,381
4.50%, 3/15/2041	69,438	69,077
4.50%, 6/15/2041	50,208	49,954
4.50%, 9/20/2041	62,929	62,856
4.50%, 12/15/2041	27,013	26,876
4.50%, 1/15/2042	45,963	45,722
4.50%, 10/20/2043	36,399	36,287
4.50%, 4/20/2044	97,335	97,035
4.50%, 6/20/2044	82,890	82,634
4.50%, 11/20/2044	203,824	202,682
4.50%, 12/20/2044	65,869	65,500
4.50%, 7/20/2045	1,185,307	1,178,664
4.50%, 8/20/2045	100,820	100,255
4.50%, 9/20/2045	50,494	50,211
4.50%, 10/20/2045	188,443	187,386
4.50%, 4/20/2046	102,219	101,646
4.50%, 9/20/2047	75,055	73,660
4.50%, 11/20/2047	335,016	328,787
4.50%, 12/20/2047	289,040	283,666
4.50%, 1/20/2048	252,967	248,263
4.50%, 6/20/2048	600,745	589,609
4.50%, 7/20/2048	341,378	335,050
4.50%, 8/20/2048	1,006,876	988,211
4.50%, 10/20/2048	492,993	483,854
4.50%, 1/20/2049	919,155	902,117
4.50%, 7/20/2049	902,620	885,888
4.50%, 12/20/2052	8,000,000	7,752,143
5.00% 12/15/2038	71,967	73,467
5.00% 4/15/2039	142,511	145,422
5.00% 5/15/2039	27,646	28,058
5.00%, 11/20/2041	371,615	378,394
5.00%, 5/20/2044	71,817	73,127
5.00%, 11/20/2044	66,487	67,716
5.00%, 1/20/2048	360,075	360,939
5.00%, 5/20/2048	381,880	382,799
5.00%, 7/20/2048	48,683	48,801
5.00%, 9/20/2048	270,005	270,493
5.00%, 11/20/2048	262,678	263,153
5.00%, 1/20/2049	617,345	618,461
5.00%, 7/20/2049	121,731	122,024
5.50%, 6/15/2033	11,239	11,486
5.50%, 4/15/2037	846	877
5.50%, 6/15/2038	135,585	139,881
5.50%, 7/15/2038	86,040	89,269
5.50%, 8/15/2038	15,918	16,527
5.50%, 2/15/2039	21,856	22,715
5.50%, 5/20/2044	105,000	108,439
5.50%, 1/23/2053 (f)	5,300,000	5,324,433
6.00%, 10/15/2032	14,743	15,142
6.00% 11/15/2032	5,397	5,530
6.00%, 9/15/2034	13,523	13,930
6.00%, 10/15/2036	161	168
6.00%, 8/15/2037	16,295	17,128
6.00%, 1/15/2038	9,166	9,559

See accompanying notes to financial statements.
93

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/15/2038	$ 29,599	$ 31,220
6.00%, 6/15/2041	55,995	59,065
6.00%, 1/23/2053 (f)	1,000,000	1,015,937
6.50%, 4/15/2024	86	86
6.50%, 7/15/2031	20,865	21,887
6.50%, 8/15/2031	2,506	2,561
7.00%, 12/15/2023	106	106
7.00%, 2/15/2028	960	979
7.00%, 6/15/2028	2,534	2,545
7.50%, 4/15/2024	332	332
7.50%, 1/15/2027	1,378	1,381
7.50%, 3/15/2027	285	285
7.50% 4/15/2027	4,419	4,465
7.50%, 7/15/2027	7,309	7,377
7.50%, 9/15/2027	3,811	3,851
7.50% 12/15/2027	2,153	2,172
7.50%, 10/15/2029	582	596
9.00%, 2/15/2025	109	109
TBA, 2.00%, 1/23/2053 (f)	8,800,000	7,354,336
TBA, 2.50%, 1/23/2053 (f)	10,975,000	9,479,634
TBA, 3.00%, 1/23/2053 (f)	7,325,000	6,509,054
TBA, 3.50%, 1/23/2053 (f)	12,150,000	11,141,805
TBA, 4.00%, 1/23/2053 (f)	7,700,000	7,278,440
TBA, 4.50%, 1/23/2053 (f)	10,300,000	9,981,122
TBA, 5.00%, 1/23/2053 (f)	10,000,000	9,897,220
Tennessee Valley Authority:
0.75%, 5/15/2025	326,000	298,619
2.88%, 9/15/2024	725,000	702,452
5.25%, 9/15/2039	1,766,000	1,833,850
5.88%, 4/1/2036	128,000	141,041
7.13%, 5/1/2030	66,000	77,022
Series B, 4.70%, 7/15/2033	1,336,000	1,337,403
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,172,969,136)		1,920,940,856
U.S. TREASURY OBLIGATIONS — 40.4%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,206,063
1.13%, 8/15/2040	10,650,000	6,632,953
1.25%, 5/15/2050	14,056,000	7,603,418
1.38%, 11/15/2040	16,015,000	10,422,262
1.38%, 8/15/2050	16,150,000	9,033,906
1.63%, 11/15/2050	17,835,000	10,675,920
1.75%, 8/15/2041	23,700,000	16,245,609
1.88%, 2/15/2041	13,500,000	9,551,250
1.88%, 2/15/2051	24,800,000	15,844,875
1.88%, 11/15/2051	17,901,500	11,395,424
2.00%, 11/15/2041	20,100,000	14,377,781
2.00%, 2/15/2050	10,550,000	7,004,211
2.00%, 8/15/2051	20,625,000	13,573,828
2.25%, 5/15/2041	36,000,000	27,067,500
2.25%, 8/15/2046	800,000	568,750
2.25%, 2/15/2052	29,027,000	20,287,152
Security Description	Principal Amount	Value
2.38%, 2/15/2042	$ 17,400,000	$ 13,294,687
2.38%, 11/15/2049	7,967,000	5,795,993
2.38%, 5/15/2051	20,200,000	14,562,937
2.50%, 2/15/2045	3,699,000	2,793,901
2.50%, 2/15/2046	3,681,800	2,763,651
2.75%, 11/15/2042	15,482,000	12,431,562
2.75%, 11/15/2047	12,200,000	9,571,281
2.88%, 5/15/2043	2,220,000	1,815,891
2.88%, 8/15/2045	3,740,000	3,018,881
2.88%, 11/15/2046	5,109,700	4,109,317
2.88%, 5/15/2049	12,711,000	10,274,063
2.88%, 5/15/2052	17,131,000	13,795,808
3.00%, 11/15/2044	1,464,000	1,211,689
3.00%, 11/15/2045	2,900,000	2,392,500
3.00%, 5/15/2047	10,795,000	8,868,767
3.00%, 2/15/2048	5,150,000	4,242,313
3.00%, 8/15/2048	16,375,000	13,509,375
3.00%, 2/15/2049	11,425,000	9,459,543
3.13%, 11/15/2041	2,518,000	2,176,496
3.13%, 2/15/2042	2,197,000	1,894,226
3.13%, 2/15/2043	1,240,000	1,059,038
3.13%, 8/15/2044	2,078,000	1,758,832
3.13%, 5/15/2048	18,150,000	15,319,734
3.25%, 5/15/2042	19,500,000	17,117,344
3.38%, 8/15/2042	22,445,000	20,070,740
3.38%, 5/15/2044	2,734,000	2,414,037
3.38%, 11/15/2048	9,310,000	8,252,442
3.50%, 2/15/2039	700,000	658,438
3.63%, 8/15/2043	3,950,000	3,638,938
3.75%, 8/15/2041	150,000	142,570
3.75%, 11/15/2043	3,762,000	3,530,990
3.88%, 8/15/2040	150,000	146,438
4.00%, 11/15/2042	25,100,000	24,594,078
4.25%, 11/15/2040	975,000	997,090
4.38%, 2/15/2038	2,235,000	2,345,004
4.38%, 11/15/2039	375,000	391,582
4.38%, 5/15/2040	5,350,000	5,570,688
4.50%, 2/15/2036	502,000	535,885
4.63%, 2/15/2040	43,970,000	47,295,231
4.75%, 2/15/2037	546,000	596,932
5.25%, 11/15/2028	262,000	277,393
5.25%, 2/15/2029	250,000	265,176
5.50%, 8/15/2028	452,000	483,110
6.13%, 11/15/2027	686,000	747,472
6.50%, 11/15/2026	1,054,000	1,139,143
6.88%, 8/15/2025	50,000	52,969
3.00%, 8/15/2052	24,900,000	20,643,656
4.00%, 11/15/2052	11,700,000	11,763,984
Treasury Notes:
0.13%, 2/15/2024	23,100,000	21,945,902
0.25%, 3/15/2024	16,200,000	15,360,891
0.25%, 5/15/2024	24,200,000	22,773,523
0.25%, 6/15/2024	19,200,000	18,017,250
0.25%, 5/31/2025	20,675,000	18,764,178
0.25%, 6/30/2025	5,675,000	5,140,309

See accompanying notes to financial statements.
94

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.25%, 7/31/2025	$ 14,935,000	$ 13,474,170
0.25%, 8/31/2025	26,900,000	24,195,289
0.25%, 9/30/2025	12,000,000	10,773,750
0.38%, 4/15/2024	15,315,000	14,488,828
0.38%, 7/15/2024	7,000,000	6,557,305
0.38%, 8/15/2024	14,400,000	13,451,625
0.38%, 9/15/2024	11,800,000	10,995,664
0.38%, 4/30/2025	17,250,000	15,747,363
0.38%, 11/30/2025	6,850,000	6,129,680
0.38%, 12/31/2025	21,831,000	19,509,751
0.38%, 1/31/2026	16,150,000	14,369,715
0.38%, 9/30/2027	18,950,000	15,978,699
0.50%, 3/31/2025	1,250,000	1,148,242
0.50%, 4/30/2027	5,322,000	4,582,325
0.50%, 6/30/2027	15,450,000	13,215,785
0.50%, 8/31/2027	925,000	787,117
0.50%, 10/31/2027	9,100,000	7,697,320
0.63%, 10/15/2024	4,925,000	4,598,719
0.63%, 7/31/2026	15,600,000	13,781,625
0.63%, 11/30/2027	6,406,000	5,441,096
0.63%, 12/31/2027	4,700,000	3,982,516
0.63%, 5/15/2030	485,000	383,832
0.63%, 8/15/2030	23,150,000	18,219,773
0.75%, 11/15/2024	11,300,000	10,546,520
0.75%, 3/31/2026	25,601,000	22,952,897
0.75%, 4/30/2026	40,000,000	35,762,500
0.75%, 5/31/2026	13,000,000	11,595,391
0.75%, 8/31/2026	28,950,000	25,632,059
0.75%, 1/31/2028	21,225,000	18,052,858
0.88%, 1/31/2024	23,800,000	22,832,195
0.88%, 6/30/2026	21,920,000	19,597,850
0.88%, 11/15/2030	19,918,000	15,921,951
1.00%, 12/15/2024	14,300,000	13,380,555
1.13%, 1/15/2025	21,750,000	20,353,242
1.13%, 2/28/2025	8,573,000	8,003,030
1.13%, 10/31/2026	3,000,000	2,682,891
1.13%, 2/28/2027	9,225,000	8,201,602
1.13%, 2/29/2028	18,500,000	16,016,953
1.13%, 8/31/2028	86,100,000	73,541,508
1.13%, 2/15/2031	35,400,000	28,856,531
1.25%, 8/31/2024	11,000,000	10,412,188
1.25%, 12/31/2026	20,500,000	18,357,109
1.25%, 3/31/2028	28,450,000	24,735,942
1.25%, 4/30/2028	14,000,000	12,149,375
1.25%, 5/31/2028	8,750,000	7,576,953
1.25%, 6/30/2028	10,700,000	9,250,484
1.25%, 8/15/2031	11,200,000	9,093,000
1.38%, 1/31/2025	15,875,000	14,917,539
1.38%, 8/31/2026	3,000,000	2,719,688
1.38%, 11/15/2031	27,800,000	22,639,625
1.50%, 2/29/2024	17,450,000	16,817,437
1.50%, 10/31/2024	11,750,000	11,131,289
1.50%, 11/30/2024	11,300,000	10,689,535
1.50%, 2/15/2025	22,200,000	20,894,016
1.50%, 8/15/2026	3,222,000	2,937,558
Security Description	Principal Amount	Value
1.50%, 1/31/2027	$ 13,400,000	$ 12,097,687
1.50%, 11/30/2028	21,600,000	18,754,875
1.50%, 2/15/2030	13,950,000	11,883,656
1.63%, 2/15/2026	225,000	208,160
1.63%, 5/15/2026	1,300,000	1,196,609
1.63%, 10/31/2026	11,125,000	10,152,432
1.63%, 11/30/2026	11,700,000	10,668,024
1.63%, 8/15/2029	12,327,000	10,693,672
1.63%, 5/15/2031	26,006,000	21,881,611
1.75%, 6/30/2024	13,450,000	12,887,307
1.75%, 7/31/2024	2,500,000	2,391,016
1.75%, 12/31/2024	4,200,000	3,986,719
1.75%, 3/15/2025	18,500,000	17,479,609
1.75%, 12/31/2026	8,150,000	7,460,434
1.75%, 1/31/2029	25,600,000	22,496,000
1.75%, 11/15/2029	7,601,000	6,631,873
1.88%, 8/31/2024	2,150,000	2,055,938
1.88%, 6/30/2026	10,500,000	9,738,750
1.88%, 2/28/2027	27,052,000	24,773,714
1.88%, 2/28/2029	55,070,000	48,767,067
1.88%, 2/15/2032	32,900,000	27,903,312
2.00%, 2/15/2025	3,856,000	3,668,623
2.00%, 8/15/2025	1,150,000	1,085,672
2.13%, 9/30/2024	1,550,000	1,487,152
2.13%, 11/30/2024	7,000,000	6,700,039
2.13%, 5/15/2025	5,074,000	4,822,282
2.13%, 5/31/2026	11,415,000	10,678,376
2.25%, 1/31/2024	3,600,000	3,505,359
2.25%, 3/31/2024	13,350,000	12,949,500
2.25%, 4/30/2024	19,825,000	19,192,304
2.25%, 10/31/2024	4,500,000	4,321,406
2.25%, 11/15/2024	12,344,000	11,854,097
2.25%, 12/31/2024	12,350,000	11,834,291
2.25%, 11/15/2025	1,400,000	1,325,188
2.25%, 3/31/2026	550,000	518,289
2.25%, 8/15/2027	6,600,000	6,104,484
2.25%, 11/15/2027	19,050,000	17,552,789
2.38%, 8/15/2024	1,095,000	1,056,504
2.38%, 4/30/2026	13,300,000	12,563,305
2.38%, 5/15/2027	13,610,000	12,684,945
2.38%, 3/31/2029	5,000,000	4,551,172
2.38%, 5/15/2029	13,250,000	12,044,043
2.50%, 1/31/2024	20,700,000	20,210,801
2.50%, 4/30/2024	11,200,000	10,877,125
2.50%, 5/31/2024	17,350,000	16,827,467
2.50%, 1/31/2025	11,150,000	10,724,906
2.50%, 2/28/2026	14,838,000	14,092,622
2.50%, 3/31/2027	13,900,000	13,047,539
2.63%, 3/31/2025	3,210,000	3,092,885
2.63%, 4/15/2025	14,600,000	14,047,937
2.63%, 12/31/2025	11,000,000	10,517,891
2.63%, 5/31/2027	13,400,000	12,631,594
2.63%, 2/15/2029	7,600,000	7,027,625
2.63%, 7/31/2029	11,500,000	10,592,578
2.75%, 2/15/2024	6,088,000	5,954,349

See accompanying notes to financial statements.
95

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 5/15/2025	$ 14,950,000	$ 14,415,070
2.75%, 8/31/2025	6,600,000	6,344,766
2.75%, 4/30/2027	14,000,000	13,269,375
2.75%, 7/31/2027	21,900,000	20,722,875
2.75%, 5/31/2029	19,500,000	18,115,195
2.88%, 4/30/2025	7,100,000	6,870,914
2.88%, 5/31/2025	10,200,000	9,859,734
2.88%, 6/15/2025	14,850,000	14,348,812
2.88%, 7/31/2025	7,050,000	6,810,410
2.88%, 11/30/2025	6,925,000	6,664,772
2.88%, 5/15/2028	500,000	471,914
2.88%, 8/15/2028	4,900,000	4,614,039
2.88%, 4/30/2029	11,000,000	10,302,188
2.88%, 5/15/2032	28,290,000	26,079,844
3.00%, 6/30/2024	13,200,000	12,881,859
3.00%, 7/31/2024	12,500,000	12,189,453
3.00%, 9/30/2025	5,200,000	5,026,125
3.00%, 10/31/2025	2,975,000	2,873,664
3.13%, 8/15/2025	13,000,000	12,622,187
3.13%, 11/15/2028	6,800,000	6,483,375
3.25%, 8/31/2024	14,885,000	14,574,508
3.25%, 6/30/2027	17,500,000	16,924,414
3.25%, 6/30/2029	10,250,000	9,807,969
3.88%, 9/30/2029	15,000,000	14,892,187
4.00%, 10/31/2029	16,500,000	16,507,734
4.25%, 12/31/2024	4,000,000	3,986,808
4.38%, 10/31/2024	42,700,000	42,576,571
2.75%, 8/15/2032	27,000,000	24,578,437
3.00%, 7/15/2025	19,500,000	18,887,578
3.13%, 8/31/2027	21,025,000	20,225,065
3.13%, 8/31/2029	10,000,000	9,493,750
3.50%, 9/15/2025	19,200,000	18,819,000
3.88%, 11/30/2027	26,450,000	26,307,418
3.88%, 11/30/2029	35,000,000	34,764,844
4.00%, 12/15/2025	16,600,000	16,496,250
4.13%, 9/30/2027	25,400,000	25,495,250
4.13%, 10/31/2027	25,069,000	25,163,009
4.13%, 11/15/2032	11,985,000	12,224,700
4.25%, 9/30/2024	30,375,000	30,217,192
4.25%, 10/15/2025	13,800,000	13,791,375
4.50%, 11/30/2024	17,450,000	17,451,363
4.50%, 11/15/2025	16,850,000	16,956,629
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,948,030,982)		2,641,409,456
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority Series F3, 3.13%, 4/1/2055	670,000	446,535
California State University Series B, 2.94%, 11/1/2052	625,000	422,761
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	310,000	271,567
Security Description	Principal Amount	Value
Series S1-SUB, 7.04%, 4/1/2050	$ 100,000	$ 122,929
California, State General Obligation:
3.38%, 4/1/2025	410,000	399,424
3.50%, 4/1/2028	400,000	375,411
4.50%, 4/1/2033	305,000	293,182
4.60%, 4/1/2038	540,000	508,339
7.30%, 10/1/2039	1,395,000	1,694,750
7.35%, 11/1/2039	120,000	146,481
7.50%, 4/1/2034	300,000	362,419
7.55%, 4/1/2039	297,000	371,735
7.63%, 3/1/2040	140,000	176,803
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	172,968
Series B, 3.90%, 11/1/2047	100,000	84,842
City of Los Angeles Department of Airports Customer Facility Charge Revenue AGM, 4.24%, 5/15/2048 (g)	250,000	209,165
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	255,000	208,387
Golden State Tobacco Securitization Corp.:
Series A, 3.12%, 6/1/2038	650,000	479,627
Series A-1, 4.21%, 6/1/2050	160,000	124,771
Los Angeles Community College District:
1.61%, 8/1/2028	325,000	278,923
1.81%, 8/1/2030	360,000	294,880
2.11%, 8/1/2032	300,000	239,899
Los Angeles Department of Water & Power Revenue 5.72%, 7/1/2039	400,000	427,571
Los Angeles Unified School District/CA 5.76%, 7/1/2029	200,000	206,930
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	176,572
6.60%, 7/1/2050	260,000	307,517
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	165,000	172,356
Series RY, 6.76%, 7/1/2034	395,000	441,890
Regents, University of California Medical Center Pooled, Revenue:
Series H, 6.55%, 5/15/2048	300,000	341,031
Series N, 3.01%, 5/15/2050	150,000	99,058
Series N, 3.26%, 5/15/2060	150,000	97,207
Series N, 3.71%, 5/15/2120	150,000	94,258

See accompanying notes to financial statements.
96

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	$ 50,000	$ 40,454
San Diego County Regional Transportation Commission:
5.91%, 4/1/2048	170,000	186,229
Series A, 3.25%, 4/1/2048	100,000	75,345
San Diego County Water Authority Series B, 6.14%, 5/1/2049	200,000	221,193
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	266,416
Santa Clara Valley Transportation Authority Series A, 5.88%, 4/1/2032	200,000	207,470
State of California, General Obligation:
1.75%, 11/1/2030	335,000	259,039
2.50%, 10/1/2029	200,000	172,630
Series A, 3.05%, 4/1/2029	235,000	211,992
Series B, 2.65%, 4/1/2026	295,000	277,386
University of California:
5.77%, 5/15/2043	200,000	210,456
Series BG, 1.32%, 5/15/2027	240,000	206,987
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	650,000	547,930
Series AQ, 4.77%, 5/15/2115	75,000	61,186
Series AX, 3.06%, 7/1/2025	310,000	298,117
Series BD, 3.35%, 7/1/2029	655,000	598,446
		13,891,464
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	100,324
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	151,486
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	250,000	220,787
County of Miami-Dade FL Water & Sewer System Revenue Series C, 3.49%, 10/1/2042	290,000	222,248
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	350,000	321,353
Series A, 1.71%, 7/1/2027	600,000	522,401
Series A, 2.15%, 7/1/2030	150,000	122,822
		1,561,097
Security Description	Principal Amount	Value
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	$ 250,000	$ 189,231
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	168,000	179,717
6.66%, 4/1/2057	105,000	113,357
7.06%, 4/1/2057	375,000	379,833
		862,138
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	85,000	57,762
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series B, 6.40%, 1/1/2040	400,000	447,104
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	440,420
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	265,000	293,720
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	335,000	353,842
City of Chicago IL Series B, 7.75%, 1/1/2042	208,000	218,699
Sales Tax Securitization Corp., Revenue:
3.59%, 1/1/2043	250,000	201,588
Series A, 4.64%, 1/1/2040	100,000	93,399
Series A, 4.79%, 1/1/2048	100,000	89,870
Series B, 3.24%, 1/1/2042	385,000	292,555
Series B, 3.82%, 1/1/2048	100,000	76,944
State of Illinois:
5.10%, 6/1/2033	1,035,000	993,330
7.35%, 7/1/2035	789,286	830,348
		4,331,819
INDIANA — 0.0% (a)
Indiana Finance Authority 3.05%, 1/1/2051	125,000	89,929
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series K, BAM, 2.77%, 5/1/2051	100,000	67,431
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	70,000	66,117
		133,548

See accompanying notes to financial statements.
97

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Auth:
Series A, 3.62%, 2/1/2029	$ 160,000	$ 155,095
Series A, 4.48%, 8/1/2039	110,000	102,350
		257,445
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	335,000	238,462
Series D, 3.20%, 7/1/2050	200,000	130,920
		369,382
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	99,801
5.46%, 12/1/2039	410,000	430,413
Series B, 4.11%, 7/15/2031	160,000	154,475
Series C, 2.51%, 7/1/2041	245,000	176,411
Series H, 2.90%, 9/1/2049	75,000	51,902
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	51,620
Massachusetts School Building Authority:
Series B, 1.75%, 8/15/2030	300,000	243,626
Series B, 3.40%, 10/15/2040	85,000	68,576
Series C, 2.95%, 5/15/2043	400,000	292,172
		1,568,996
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	90,000	72,118
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	218,647
Michigan State University Series A, 4.17%, 8/15/2122	250,000	184,234
Michigan Strategic Fund 3.23%, 9/1/2047	25,000	18,005
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	600,000	431,602
Series B, 2.56%, 4/1/2050	500,000	323,646
Series C, 3.60%, 4/1/2047	395,000	334,557
		1,582,809
MINNESOTA — 0.0% (a)
University of Minnesota 4.05%, 4/1/2052	205,000	173,717
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	102,054
Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	$ 285,000	$ 218,456
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	145,000	101,628
NEVADA — 0.0% (a)
County of Clark Department of Aviation Series C, 6.82%, 7/1/2045	100,000	117,629
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority 3.30%, 4/1/2032	200,000	152,103
NEW JERSEY — 0.1%
New Jersey Economic Development Authority, Revenue Series A, National Public Finance Guaranty Corp., 7.43%, 2/15/2029 (h)	417,000	448,902
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	330,820
4.13%, 6/15/2042	320,000	257,029
Series B, 6.56%, 12/15/2040	200,000	215,150
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	391,890
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	210,947
Series P, 3.92%, 5/1/2119	100,000	66,033
Series R, 3.27%, 5/1/2043	105,000	79,114
		1,999,885
NEW YORK — 0.1%
City of New York NY Series B-2, 5.26%, 10/1/2052	220,000	220,517
Metropolitan Transportation Authority Series C2, 5.18%, 11/15/2049	355,000	297,164
New York City Municipal Water Finance Authority:
5.72%, 6/15/2042	215,000	231,385
Series AA-2, 5.75%, 6/15/2041	195,000	210,914
New York City Transitional Finance Authority Future Tax Secured Revenue Series B, 5.77%, 8/1/2036	530,000	548,747

See accompanying notes to financial statements.
98

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York City Water & Sewer System 5.44%, 6/15/2043	$ 125,000	$ 129,905
New York State Dormitory Authority:
5.63%, 3/15/2039	115,000	117,949
Series B, 3.14%, 7/1/2043	250,000	189,784
Series D, 5.60%, 3/15/2040	125,000	129,337
Series F, 3.11%, 2/15/2039	135,000	106,194
Series F, 3.19%, 2/15/2043	135,000	99,412
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	250,000	205,146
Series M, 3.50%, 1/1/2042	75,000	58,627
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	102,642
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	87,471
Series A2, 5.21%, 10/1/2031	100,000	101,106
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	260,000	268,550
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	725,000	664,164
Port Authority of New York & New Jersey:
3.14%, 2/15/2051	210,000	148,577
5.65%, 11/1/2040	550,000	574,339
Series 182, 5.31%, 8/1/2046	570,000	542,791
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	255,187
4.03%, 9/1/2048	395,000	325,443
4.93%, 10/1/2051	220,000	207,416
Series 192, 4.81%, 10/15/2065	150,000	138,999
Series 20, 4.23%, 10/15/2057	125,000	104,672
Series 21, 3.29%, 8/1/2069	700,000	456,516
Westchester County Local Development Corp. AGM, 3.85%, 11/1/2050 (g)	180,000	124,205
		6,647,159
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	84,994
OHIO — 0.0% (a)
JobsOhio Beverage System:
Series A, 2.83%, 1/1/2038	80,000	62,503
Series B, 3.99%, 1/1/2029	230,000	222,985
Security Description	Principal Amount	Value
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	$ 350,000	$ 350,918
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	215,000	276,579
		912,985
OREGON — 0.0% (a)
Oregon School Boards Association Series B, National Public Finance Guaranty Corp., 5.68%, 6/30/2028 (h)	100,000	102,428
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	141,701
		244,129
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	178,298
Series D, 2.84%, 9/1/2050	250,000	164,027
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	75,331
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	95,116
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	122,261
		635,033
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	9,640
TEXAS — 0.1%
Board of Regents of the University of Texas System Series C, 4.79%, 8/15/2046	200,000	197,660
City of Houston TX:
3.96%, 3/1/2047	700,000	603,526
6.29%, 3/1/2032	85,000	88,885
Dallas Area Rapid Transit Series A, 2.61%, 12/1/2048	165,000	108,627
Dallas Fort Worth International Airport:
2.84%, 11/1/2046	235,000	168,631
Series A, 4.51%, 11/1/2051	250,000	224,705

See accompanying notes to financial statements.
99

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	$ 165,000	$ 179,509
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	210,000	170,569
Series A, 3.14%, 11/1/2045	100,000	74,915
Series C, 2.92%, 11/1/2050	40,000	27,997
Series C, 3.09%, 11/1/2040	105,000	81,623
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	131,169
North Texas Tollway Authority 3.01%, 1/1/2043	85,000	63,591
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	59,261
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	430,000	466,671
State of Texas:
3.21%, 4/1/2044	150,000	118,869
Series A, 4.68%, 4/1/2040	200,000	194,322
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	227,179
Texas, State General Obligation 5.52%, 4/1/2039	300,000	316,857
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	145,000	147,750
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	136,443
2.56%, 4/1/2042	120,000	88,616
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	275,000	211,486
Series B, 2.44%, 8/15/2049	50,000	31,403
		4,120,264
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	190,000	115,892
Series A, 3.23%, 9/1/2119	360,000	210,474
		326,366
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	201,945
Security Description	Principal Amount	Value
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	$ 455,000	$ 425,126
TOTAL MUNICIPAL BONDS & NOTES (Cost $46,763,499)		41,279,826
MORTGAGE-BACKED SECURITIES — 1.0%
BANK:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	183,611
Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	382,058	364,930
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	272,848
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	235,938
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	370,795
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	271,879
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	383,122
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	453,131
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	867,734
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	509,314
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	237,160
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	790,517
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	416,597
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	814,102
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055	750,000	631,061
Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (c)	1,000,000	1,042,586

See accompanying notes to financial statements.
100

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	$ 500,000	$ 456,237
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	439,535
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	627,373
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	601,895
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	421,744
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	412,157
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	654,793
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	331,894
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	286,649
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	874,822
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	322,197
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	342,932
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	294,473
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	399,970
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	398,087
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	497,198
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	414,204
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	408,917
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	844,318
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	757,131
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,295,892
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	333,410
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	407,420	392,657
Security Description	Principal Amount	Value
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$ 1,200,000	$ 1,144,164
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	460,624
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,293,962
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	652,274
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	253,778
COMM Mortgage Trust:
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	486,131
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	3,825,000	3,680,908
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	476,599
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	387,459	370,067
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	585,475
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	596,632
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	186,668
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	947,094
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	430,574
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	459,812
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	458,282
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	472,139
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	472,257
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	867,352

See accompanying notes to financial statements.
101

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	$ 2,000,000	$ 1,868,905
Federal Home Loan Mortgage Corp. Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	777,840
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,518,735
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	916,879	849,358
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	461,459
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	460,088
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	868,567
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	695,897
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,162,427
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	377,177	363,010
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,451,908
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	210,015
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	458,407
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	450,467
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	435,110	416,288
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	521,659
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	476,731
Security Description	Principal Amount	Value
Series 2015-C23, Class A3, 3.45%, 7/15/2050	$ 486,368	$ 463,022
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	763,569
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	947,553
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	478,187	455,522
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	691,429
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	699,018
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	434,331
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	401,783
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	400,488
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	299,227
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	461,948
Series 2018-C14, Class A3, 4.18%, 12/15/2051	933,819	886,045
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	280,343
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	361,883
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	478,216
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	287,231	279,006
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,269,923
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	458,280
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	461,257
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	276,033
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	455,805
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	472,580
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	745,620

See accompanying notes to financial statements.
102

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C50, Class A5, 3.73%, 5/15/2052	$ 175,000	$ 159,725
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	866,329
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	696,959
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	123,268
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	575,534
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	618,637
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	480,247
TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,984,130)		62,923,943
	Shares
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (i) (j)	254,114,203	254,165,026
State Street Navigator Securities Lending Portfolio II (k) (l)	230,564,267	230,564,267
TOTAL SHORT-TERM INVESTMENTS (Cost $484,706,212)		484,729,293
TOTAL INVESTMENTS — 106.7% (Cost $7,788,859,191)		6,970,232,710
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(434,784,993)
NET ASSETS — 100.0%		$ 6,535,447,717
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2022.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
103

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,606,206,796	$—	$1,606,206,796
Asset-Backed Securities	—	23,601,193	—	23,601,193
Foreign Government Obligations	—	189,141,347	—	189,141,347
U.S. Government Agency Obligations	—	1,920,940,856	—	1,920,940,856
U.S. Treasury Obligations	—	2,641,409,456	—	2,641,409,456
Municipal Bonds & Notes	—	41,279,826	—	41,279,826
Mortgage-Backed Securities	—	62,923,943	—	62,923,943
Short-Term Investments	484,729,293	—	—	484,729,293
TOTAL INVESTMENTS	$484,729,293	$6,485,503,417	$—	$6,970,232,710

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,205,546	$131,192,425	$ 731,580,612	$ 608,644,438	$(12,115)	$48,542	254,114,203	$254,165,026	$2,658,986
State Street Navigator Securities Lending Portfolio II	352,171,990	352,171,990	1,693,440,680	1,815,048,403	—	—	230,564,267	230,564,267	430,693
Total		$483,364,415	$2,425,021,292	$2,423,692,841	$(12,115)	$48,542		$484,729,293	$3,089,679
See accompanying notes to financial statements.
104

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 992,000	$ 784,166
4.65%, 10/1/2028	1,489,000	1,425,315
4.75%, 3/30/2030	1,013,000	955,330
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,297,000	1,070,829
2.60%, 8/1/2031	1,227,000	1,003,220
4.20%, 6/1/2030	1,125,000	1,046,632
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,201,000	1,153,200
3.65%, 11/1/2024	1,178,000	1,153,498
WPP Finance 2010 3.75%, 9/19/2024	1,422,500	1,377,777
		9,969,967
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.43%, 2/4/2024	3,367,000	3,220,839
1.95%, 2/1/2024	1,444,000	1,390,038
2.20%, 2/4/2026	13,200,000	11,997,744
2.25%, 6/15/2026	1,004,000	905,909
2.60%, 10/30/2025 (a)	585,000	545,448
2.70%, 2/1/2027	483,000	436,144
2.75%, 2/1/2026	1,579,000	1,466,291
2.80%, 3/1/2024	648,000	627,173
2.80%, 3/1/2027	800,000	721,880
2.85%, 10/30/2024 (a)	367,000	351,252
2.95%, 2/1/2030	1,121,000	948,893
3.10%, 5/1/2026	1,064,000	1,000,330
3.20%, 3/1/2029	1,462,821	1,287,005
3.25%, 3/1/2028	1,506,000	1,348,021
3.45%, 11/1/2028	1,333,000	1,195,141
3.63%, 2/1/2031	1,699,000	1,487,033
4.88%, 5/1/2025	4,576,000	4,539,072
5.04%, 5/1/2027	2,621,000	2,593,611
5.15%, 5/1/2030	6,221,000	6,067,155
Collins Aerospace 3.50%, 3/15/2027	50,142	46,965
General Dynamics Corp.:
1.15%, 6/1/2026	1,084,000	963,904
2.13%, 8/15/2026	807,000	739,478
2.38%, 11/15/2024	943,000	900,273
2.63%, 11/15/2027	672,000	610,895
3.25%, 4/1/2025	1,473,000	1,428,177
3.50%, 5/15/2025	1,042,000	1,015,064
3.50%, 4/1/2027	1,255,000	1,201,135
3.63%, 4/1/2030	1,293,000	1,204,507
3.75%, 5/15/2028	941,000	896,971
Howmet Aerospace, Inc. 3.00%, 1/15/2029	872,000	736,997
Security Description	Principal Amount	Value
L3 Technologies, Inc. 4.40%, 6/15/2028	$ 24,000	$ 22,405
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,063,000	816,171
2.90%, 12/15/2029	1,551,000	1,326,183
3.83%, 4/27/2025	1,339,000	1,301,414
3.85%, 12/15/2026	632,000	603,857
4.40%, 6/15/2028	2,067,000	1,991,949
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,585,000	1,299,050
3.55%, 1/15/2026 (a)	1,353,000	1,314,223
3.90%, 6/15/2032	458,000	430,154
4.95%, 10/15/2025	2,083,000	2,098,373
5.10%, 11/15/2027	1,874,000	1,919,332
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,706,000	1,637,265
3.20%, 2/1/2027	1,292,000	1,213,227
3.25%, 1/15/2028	2,386,000	2,206,668
4.40%, 5/1/2030	1,037,000	997,677
7.75%, 2/15/2031	438,000	508,246
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,287
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,227,000	962,164
2.25%, 7/1/2030	1,528,000	1,271,174
2.38%, 3/15/2032	1,253,000	1,015,795
2.65%, 11/1/2026	644,000	593,420
3.13%, 5/4/2027	1,161,000	1,081,947
3.20%, 3/15/2024	1,485,000	1,452,449
3.50%, 3/15/2027	1,423,000	1,355,777
3.95%, 8/16/2025	1,933,000	1,889,430
4.13%, 11/16/2028	3,722,000	3,566,904
7.20%, 8/15/2027	254,000	279,293
7.50%, 9/15/2029	1,340,000	1,516,974
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	1,286,000	1,217,945
1.60%, 4/1/2026	1,094,000	977,927
2.25%, 4/1/2028	958,000	827,118
2.75%, 4/1/2031	1,171,000	959,271
		90,529,414
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	1,361,000	1,280,238
2.45%, 2/4/2032	2,028,000	1,529,436
2.63%, 9/16/2026	1,323,000	1,211,656
3.40%, 5/6/2030	1,354,000	1,155,829
3.80%, 2/14/2024	940,000	923,437
4.00%, 1/31/2024	1,340,000	1,326,265
4.40%, 2/14/2026	1,372,000	1,344,889
4.80%, 2/14/2029 (a)	2,198,000	2,107,442
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,360,000	1,262,026
2.90%, 3/1/2032 (a)	1,356,000	1,165,550
3.25%, 3/27/2030	1,363,000	1,225,569

See accompanying notes to financial statements.
105

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.94%, 10/1/2032	$ 858,000	$ 917,880
BAT Capital Corp.:
2.26%, 3/25/2028	2,446,000	2,035,781
2.73%, 3/25/2031	1,189,000	927,289
2.79%, 9/6/2024	1,308,000	1,252,528
3.22%, 8/15/2024	8,380,000	8,079,661
3.22%, 9/6/2026	810,000	748,205
3.46%, 9/6/2029	1,043,000	892,109
3.56%, 8/15/2027	4,459,000	4,060,321
4.70%, 4/2/2027	988,000	948,964
4.74%, 3/16/2032	855,000	759,206
4.91%, 4/2/2030	4,660,000	4,270,983
7.75%, 10/19/2032	463,000	498,202
BAT International Finance PLC:
1.67%, 3/25/2026 (a)	2,073,000	1,835,413
4.45%, 3/16/2028	1,324,000	1,225,481
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	1,381,000	1,258,809
2.75%, 5/14/2031	1,599,000	1,312,587
3.25%, 8/15/2026	1,322,000	1,232,963
3.75%, 9/25/2027	8,000	7,481
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	1,000,000	878,820
1.50%, 5/1/2025	992,000	917,640
1.75%, 11/1/2030	551,000	431,202
2.10%, 5/1/2030	725,000	587,011
2.75%, 2/25/2026	1,346,000	1,263,329
2.88%, 5/1/2024	947,000	919,281
3.13%, 8/17/2027	764,000	708,343
3.13%, 3/2/2028 (a)	1,136,000	1,033,340
3.25%, 11/10/2024	315,000	304,583
3.38%, 8/11/2025	410,000	393,707
3.38%, 8/15/2029 (a)	1,268,000	1,142,848
5.00%, 11/17/2025	711,000	714,633
5.13%, 11/15/2024	7,143,000	7,149,071
5.13%, 11/17/2027	1,246,000	1,257,800
5.63%, 11/17/2029	1,304,000	1,328,059
5.75%, 11/17/2032	5,690,000	5,819,903
Reynolds American, Inc. 4.45%, 6/12/2025	3,283,000	3,212,744
		74,858,514
AIRLINES — 0.4%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	727,391	655,147
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	614,366	547,609
Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$ 469,114	$ 408,763
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	782,813	677,157
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	913,519	814,767
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	416,047	360,276
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	856,649	715,045
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	637,028	605,947
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	1,054,000	1,020,409
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	717,835	612,378
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	1,076,287	882,663
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	106,033	93,889
Southwest Airlines Co.:
2.63%, 2/10/2030	1,140,000	943,441
3.00%, 11/15/2026	873,000	803,073
3.45%, 11/16/2027	261,000	239,856
5.13%, 6/15/2027	1,350,000	1,334,637
5.25%, 5/4/2025	1,941,000	1,947,599
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	283,745	247,255
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	601,637	580,117
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	976,431	900,055

See accompanying notes to financial statements.
106

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$ 790,316	$ 719,898
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	929,047	821,268
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	784,981	668,938
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	1,050,230	895,374
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	759,290	669,215
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	397,151	319,624
United Airlines 2020-1 Pass Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	3,299,060	3,249,673
Series 2020-1, Class B, 4.88%, 7/15/2027	577,596	543,737
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	748,104	683,662
		22,961,472
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,277,000	1,178,850
2.40%, 3/27/2025	949,000	906,399
2.85%, 3/27/2030	1,786,000	1,594,505
PVH Corp. 4.63%, 7/10/2025	1,307,000	1,262,131
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	322,000	277,374
3.75%, 9/15/2025 (a)	474,000	460,491
Tapestry, Inc.:
3.05%, 3/15/2032	1,177,000	918,060
4.13%, 7/15/2027 (a)	1,370,000	1,281,717
4.25%, 4/1/2025	454,000	443,263
VF Corp.:
2.40%, 4/23/2025	1,198,000	1,124,251
2.80%, 4/23/2027	25,000	22,703
2.95%, 4/23/2030 (a)	1,521,000	1,265,274
		10,735,018
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
1.50%, 1/13/2025	$ 943,000	$ 882,780
Series GMTN, 2.30%, 9/9/2026 (a)	1,384,000	1,265,280
Series GMTN, 3.50%, 2/15/2028	534,000	498,906
Series GMTN, 3.55%, 1/12/2024	922,000	909,332
Series MTN, 0.55%, 7/12/2024	908,000	849,025
Series MTN, 0.75%, 8/9/2024	1,733,000	1,621,014
Series MTN, 1.00%, 9/10/2025	857,000	774,557
Series MTN, 1.20%, 7/8/2025	1,020,000	932,933
Series MTN, 1.30%, 9/9/2026	318,000	280,889
Series MTN, 1.80%, 1/13/2031 (a)	1,090,000	865,231
Series MTN, 2.00%, 3/24/2028	1,048,000	905,336
Series MTN, 2.15%, 9/10/2024 (a)	1,110,000	1,059,451
Series MTN, 2.25%, 1/12/2029	501,000	430,915
Series MTN, 2.35%, 1/8/2027	1,791,000	1,627,589
Series MTN, 2.40%, 6/27/2024	846,000	815,358
Series MTN, 2.90%, 2/16/2024	766,000	747,930
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	784,000	739,375
3.25%, 3/1/2032	502,000	412,288
Cummins, Inc.:
0.75%, 9/1/2025	884,000	797,324
1.50%, 9/1/2030	780,000	613,876
General Motors Co.:
4.00%, 4/1/2025	16,000	15,627
5.00%, 10/1/2028	1,376,000	1,322,886
5.40%, 10/15/2029	986,000	942,961
6.13%, 10/1/2025	2,610,000	2,660,791
6.80%, 10/1/2027	1,552,000	1,611,628
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	1,343,000	1,275,434
1.20%, 10/15/2024	2,748,000	2,545,527
1.25%, 1/8/2026	1,773,000	1,563,024
1.50%, 6/10/2026	1,599,000	1,387,980
2.35%, 2/26/2027	906,000	791,871
2.35%, 1/8/2031	1,477,000	1,115,549
2.40%, 4/10/2028	1,106,000	933,376
2.40%, 10/15/2028	1,229,000	1,022,442
2.70%, 8/20/2027	1,387,000	1,211,212

See accompanying notes to financial statements.
107

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 6/10/2031	$ 7,825,000	$ 6,016,955
2.75%, 6/20/2025	1,557,000	1,458,099
2.90%, 2/26/2025	1,324,000	1,256,608
3.10%, 1/12/2032 (a)	1,650,000	1,296,042
3.50%, 11/7/2024	1,470,000	1,417,830
3.60%, 6/21/2030	1,505,000	1,265,329
3.80%, 4/7/2025	1,590,000	1,535,876
3.85%, 1/5/2028	1,338,000	1,223,935
3.95%, 4/13/2024	1,663,000	1,630,256
4.00%, 1/15/2025	1,205,000	1,169,910
4.00%, 10/6/2026	1,428,000	1,345,562
4.30%, 7/13/2025	1,473,000	1,429,016
4.30%, 4/6/2029	1,737,000	1,559,235
4.35%, 4/9/2025	1,701,000	1,656,655
4.35%, 1/17/2027	1,495,000	1,422,478
5.00%, 4/9/2027	1,353,000	1,311,693
5.10%, 1/17/2024	1,989,000	1,983,252
5.25%, 3/1/2026	2,136,000	2,103,490
5.65%, 1/17/2029	1,459,000	1,431,979
6.05%, 10/10/2025	5,424,000	5,519,028
Honda Motor Co., Ltd.:
2.27%, 3/10/2025	913,000	864,538
2.97%, 3/10/2032 (a)	646,000	554,649
Lear Corp. 3.80%, 9/15/2027 (a)	1,002,000	933,032
Magna International, Inc.:
3.63%, 6/15/2024	872,000	852,615
4.15%, 10/1/2025 (a)	1,302,000	1,270,283
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,743,000	2,148,091
PACCAR Financial Corp.:
2.00%, 2/4/2027	456,000	411,257
2.85%, 4/7/2025	444,000	425,707
3.15%, 6/13/2024	457,000	446,055
3.55%, 8/11/2025	974,000	948,140
4.95%, 10/3/2025	2,026,000	2,036,718
Series DM#N, 0.50%, 8/9/2024	909,000	846,597
Series MTN, 1.10%, 5/11/2026	491,000	437,496
Series MTN, 1.80%, 2/6/2025	774,000	727,932
Series MTN, 2.15%, 8/15/2024	648,000	617,836
Toyota Motor Corp.:
0.68%, 3/25/2024	814,000	772,559
1.34%, 3/25/2026 (a)	549,000	492,272
2.36%, 7/2/2024 (a)	1,055,000	1,015,733
2.36%, 3/25/2031	688,000	580,177
2.76%, 7/2/2029 (a)	638,000	565,740
3.67%, 7/20/2028 (a)	602,000	571,190
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	997,000	928,107
1.45%, 1/13/2025	1,107,000	1,036,894
1.90%, 1/13/2027	777,000	694,646
Security Description	Principal Amount	Value
1.90%, 9/12/2031	$ 1,316,000	$ 1,040,653
2.40%, 1/13/2032	688,000	564,786
2.50%, 3/22/2024	1,347,000	1,307,196
3.05%, 3/22/2027	1,902,000	1,774,433
3.35%, 1/8/2024	898,000	883,542
3.65%, 8/18/2025	954,000	927,899
3.65%, 1/8/2029	1,132,000	1,064,069
3.95%, 6/30/2025	1,624,000	1,592,884
4.40%, 9/20/2024	3,657,000	3,626,245
4.45%, 6/29/2029 (a)	1,405,000	1,381,733
4.55%, 9/20/2027	7,921,000	7,813,750
5.40%, 11/10/2025	2,720,000	2,761,942
5.45%, 11/10/2027	1,932,000	1,977,672
Series GMTN, 3.05%, 1/11/2028	1,074,000	994,417
Series MTN, 0.45%, 1/11/2024	682,000	651,385
Series MTN, 0.50%, 6/18/2024	796,000	746,839
Series MTN, 0.80%, 10/16/2025	1,448,000	1,298,074
Series MTN, 0.80%, 1/9/2026	904,000	806,983
Series MTN, 1.13%, 6/18/2026	1,356,000	1,199,802
Series MTN, 1.15%, 8/13/2027	784,000	668,407
Series MTN, 1.65%, 1/10/2031	729,000	573,708
Series MTN, 1.80%, 2/13/2025	893,000	839,634
Series MTN, 1.90%, 4/6/2028	1,195,000	1,040,451
Series MTN, 2.00%, 10/7/2024 (a)	672,000	639,408
Series MTN, 2.15%, 2/13/2030 (a)	407,000	342,706
Series MTN, 2.90%, 4/17/2024	697,000	678,648
Series MTN, 3.00%, 4/1/2025	1,551,000	1,490,604
Series MTN, 3.20%, 1/11/2027	1,585,000	1,490,597
Series MTN, 3.38%, 4/1/2030	1,581,000	1,438,172
Series MTN, 3.40%, 4/14/2025	881,000	854,323
		136,112,151
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.35%, 3/15/2029	500,000	469,900
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,572,000	1,400,526
3.38%, 3/15/2025 (a)	604,000	578,197
Lear Corp.:
2.60%, 1/15/2032	577,000	434,141

See accompanying notes to financial statements.
108

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/30/2030	$ 451,000	$ 381,014
4.25%, 5/15/2029	443,000	398,899
Magna International, Inc. 2.45%, 6/15/2030	1,265,000	1,044,106
		4,706,783
BANKS — 29.0%
Australia & New Zealand Banking Group, Ltd.:
5.09%, 12/8/2025	1,690,000	1,695,847
Series MTN, 3.70%, 11/16/2025	1,341,000	1,303,345
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	1,365,000	1,221,061
1 year CMT + 2.30%, 5.86%, 9/14/2026 (b)	2,247,000	2,244,978
1 year CMT + 2.70%, 6.14%, 9/14/2028 (b)	2,659,000	2,667,961
Banco Santander SA:
1.85%, 3/25/2026	1,636,000	1,452,604
2.71%, 6/27/2024	1,579,000	1,515,714
2.75%, 5/28/2025	1,994,000	1,866,902
2.75%, 12/3/2030	2,255,000	1,726,631
2.96%, 3/25/2031 (a)	1,101,000	883,057
3.31%, 6/27/2029 (a)	1,278,000	1,117,113
3.49%, 5/28/2030	1,495,000	1,262,214
3.50%, 3/24/2025	1,204,000	1,161,595
3.80%, 2/23/2028	1,182,000	1,072,689
3.89%, 5/24/2024	1,885,000	1,844,812
4.25%, 4/11/2027 (a)	1,311,000	1,249,081
4.38%, 4/12/2028	8,485,000	7,969,282
5.15%, 8/18/2025	2,507,000	2,482,807
5.18%, 11/19/2025	1,914,000	1,889,788
5.29%, 8/18/2027	9,800,000	9,560,586
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	1,930,000	1,649,841
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	819,000	620,049
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,017,000	1,869,335
Bank of America Corp.:
6.22%, 9/15/2026	1,103,000	1,141,793
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	2,550,000	2,432,496
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	8,305,000	7,532,884
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	4,485,000	4,156,429
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	4,597,000	3,388,954
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (a) (b)	3,068,000	2,537,543
Security Description	Principal Amount	Value
SOFR + 0.67%, 1.84%, 2/4/2025 (b)	$ 2,183,000	$ 2,091,139
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	2,875,000	2,694,680
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	7,724,000	6,770,318
SOFR + 1.05%, 2.55%, 2/4/2028 (b)	9,624,000	8,546,978
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	3,067,000	2,993,821
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	4,116,000	3,228,837
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	4,897,000	3,770,004
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	7,212,000	5,770,105
SOFR + 1.33%, 2.97%, 2/4/2033 (b)	5,107,000	4,117,876
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	3,732,000	3,563,239
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,760,000	2,638,808
SOFR + 1.75%, 4.83%, 7/22/2026 (b)	2,620,000	2,590,630
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	5,783,000	5,298,674
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	8,961,000	9,224,722
SOFR + 2.04%, 4.95%, 7/22/2028 (b)	3,928,000	3,838,599
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	3,904,000	3,184,688
SOFR + 2.16%, 5.02%, 7/22/2033 (a) (b)	6,883,000	6,530,453
Series GMTN, 3.50%, 4/19/2026	1,500,000	1,432,335
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	3,490,000	3,214,185
Series L, 3.95%, 4/21/2025	3,444,000	3,355,076
Series L, 4.18%, 11/25/2027	2,652,000	2,518,843
Series MTN, 3.25%, 10/21/2027	3,288,000	3,038,934
Series MTN, 3.88%, 8/1/2025	2,237,000	2,177,876
Series MTN, 4.00%, 4/1/2024 (a)	2,942,000	2,904,901
Series MTN, 4.00%, 1/22/2025	3,263,000	3,193,857
Series MTN, 4.13%, 1/22/2024 (a)	3,331,000	3,301,221
Series MTN, 4.20%, 8/26/2024 (a)	3,945,000	3,884,050
Series MTN, 4.25%, 10/22/2026	3,809,000	3,682,808

See accompanying notes to financial statements.
109

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/3/2026	$ 2,791,000	$ 2,734,426
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	2,949,000	2,734,342
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	2,540,000	2,399,690
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (a) (b)	3,036,000	2,957,823
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	4,772,000	3,876,821
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	3,751,000	3,514,725
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	4,419,000	4,079,091
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	2,085,000	1,997,555
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	3,146,000	2,707,573
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	3,091,000	2,596,471
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	4,281,000	3,888,775
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	3,938,000	3,678,328
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,978,000	3,713,662
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	2,992,000	2,760,090
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	2,885,000	2,661,153
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	2,989,000	2,662,482
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	3,236,000	2,722,026
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	4,202,000	3,785,036
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	3,192,000	2,436,486
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	$ 3,810,000	$ 2,929,319
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	3,509,000	3,100,833
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	3,226,000	2,582,865
Bank of Montreal:
2.15%, 3/8/2024	963,000	930,749
2.65%, 3/8/2027 (a)	1,370,000	1,252,509
3.70%, 6/7/2025	1,335,000	1,295,537
4.25%, 9/14/2024	4,822,000	4,756,421
4.70%, 9/14/2027	1,884,000	1,864,990
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,213,000	920,740
5 year USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	728,000	641,434
Series E, 3.30%, 2/5/2024	2,095,000	2,055,928
Series MTN, 0.63%, 7/9/2024	2,192,000	2,048,183
Series MTN, 1.25%, 9/15/2026 (a)	2,175,000	1,905,844
Series MTN, 1.50%, 1/10/2025	1,639,000	1,529,335
Series MTN, 1.85%, 5/1/2025	1,559,000	1,456,215
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	1,317,000	1,163,556
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	819,000	737,141
2.50%, 1/26/2032	735,000	597,357
3.35%, 4/25/2025	1,187,000	1,148,897
3.40%, 5/15/2024	789,000	772,865
3.85%, 4/26/2029	1,134,000	1,053,826
5.22%, 11/21/2025	1,260,000	1,258,942
5.80%, 10/25/2028	1,886,000	1,947,597
5.83%, 10/25/2033	2,448,000	2,546,410
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	1,247,000	1,192,843
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	1,646,000	1,622,248
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	1,137,000	1,063,300
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	1,232,000	1,196,395
Series 0012, 3.65%, 2/4/2024	549,000	540,721
Series G, 3.00%, 2/24/2025	769,000	741,385
Series J, 0.85%, 10/25/2024	1,010,000	939,674
Series J, 1.90%, 1/25/2029	794,000	663,713
Series MTN, 0.75%, 1/28/2026	1,315,000	1,165,918

See accompanying notes to financial statements.
110

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.05%, 10/15/2026	$ 1,140,000	$ 990,888
Series MTN, 1.60%, 4/24/2025	1,393,000	1,294,445
Series MTN, 1.65%, 7/14/2028 (a)	546,000	462,178
Series MTN, 1.65%, 1/28/2031 (a)	1,132,000	882,405
Series MTN, 1.80%, 7/28/2031	910,000	703,840
Series MTN, 2.10%, 10/24/2024	859,000	819,168
Series MTN, 2.45%, 8/17/2026	1,177,000	1,082,864
Series MTN, 2.80%, 5/4/2026	1,150,000	1,078,505
Series MTN, 3.00%, 10/30/2028	1,000,000	890,070
Series MTN, 3.25%, 9/11/2024	783,000	761,569
Series MTN, 3.25%, 5/16/2027 (a)	1,131,000	1,063,988
Series MTN, 3.30%, 8/23/2029	1,310,000	1,174,625
Series MTN, 3.40%, 1/29/2028	975,000	907,842
Series MTN, 3.85%, 4/28/2028	1,235,000	1,185,847
Series MTN, 3.95%, 11/18/2025	971,000	949,269
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	892,000	837,088
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (b)	1,536,000	1,499,028
Bank of Nova Scotia:
0.65%, 7/31/2024	455,000	424,142
0.70%, 4/15/2024	1,621,000	1,531,326
1.05%, 3/2/2026	862,000	762,836
1.30%, 6/11/2025	1,515,000	1,388,270
1.30%, 9/15/2026	1,276,000	1,115,773
1.35%, 6/24/2026 (a)	819,000	726,609
1.45%, 1/10/2025	1,471,000	1,369,045
1.95%, 2/2/2027 (a)	1,060,000	943,792
2.15%, 8/1/2031 (a)	729,000	578,739
2.20%, 2/3/2025 (a)	1,367,000	1,287,646
2.44%, 3/11/2024	780,000	755,188
2.45%, 2/2/2032 (a)	837,000	673,659
2.70%, 8/3/2026 (a)	1,487,000	1,377,096
2.95%, 3/11/2027 (a)	1,370,000	1,262,263
3.40%, 2/11/2024	1,284,000	1,261,787
3.45%, 4/11/2025	2,227,000	2,146,115
4.50%, 12/16/2025	1,535,000	1,505,942
5.25%, 12/6/2024	3,335,000	3,338,435
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	4,311,000	3,679,525
Security Description	Principal Amount	Value
Series 2, 5 Year CMT + 2.61%, 3.63%, 10/27/2081 (b)	$ 3,719,000	$ 2,717,250
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031 (b)	20,000	17,032
BankUnited, Inc.:
4.88%, 11/17/2025	337,000	331,534
5.13%, 6/11/2030	895,000	826,586
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	849,000	833,743
Barclays PLC:
3.65%, 3/16/2025	2,727,000	2,617,484
4.34%, 1/10/2028	1,394,000	1,295,319
4.38%, 9/11/2024	1,631,000	1,595,836
4.38%, 1/12/2026	3,116,000	3,006,691
4.84%, 5/9/2028 (a)	2,566,000	2,364,723
5.20%, 5/12/2026 (a)	2,603,000	2,529,621
7.44%, 11/2/2033	9,708,000	10,220,194
1 year CMT + 1.05%, 2.28%, 11/24/2027 (b)	2,243,000	1,944,210
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	1,047,000	796,798
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b)	427,000	333,342
1 year CMT + 2.30%, 5.30%, 8/9/2026 (b)	2,104,000	2,089,546
1 year CMT + 2.65%, 5.50%, 8/9/2028 (b)	2,231,000	2,169,201
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b)	4,016,000	4,163,749
1 year CMT + 3.30%, 7.39%, 11/2/2028 (b)	5,058,000	5,261,028
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	2,573,000	2,494,678
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	2,215,000	2,086,619
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	1,646,000	1,517,777
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	1,508,000	1,400,103
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	1,325,000	1,015,493
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	1,296,000	1,265,842
BPCE SA:
4.00%, 4/15/2024 (a)	1,430,000	1,405,647
Series MTN, 3.38%, 12/2/2026	1,152,000	1,080,265
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	1,599,000	1,435,710

See accompanying notes to financial statements.
111

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.00%, 10/18/2024	$ 1,076,000	$ 1,003,079
1.25%, 6/22/2026	1,151,000	1,011,821
2.25%, 1/28/2025	1,011,000	954,010
3.10%, 4/2/2024	1,319,000	1,287,159
3.30%, 4/7/2025	1,020,000	978,904
3.45%, 4/7/2027	1,166,000	1,096,087
3.60%, 4/7/2032 (a)	1,313,000	1,158,053
3.95%, 8/4/2025	1,564,000	1,529,201
Citibank NA Series BKNT, 3.65%, 1/23/2024	100,000	98,664
Citigroup, Inc.:
3.20%, 10/21/2026	4,199,000	3,892,305
3.30%, 4/27/2025 (a)	1,512,000	1,462,739
3.70%, 1/12/2026	2,377,000	2,287,126
3.75%, 6/16/2024 (a)	1,440,000	1,416,542
3.88%, 3/26/2025	1,711,000	1,665,043
4.00%, 8/5/2024	815,000	802,694
4.30%, 11/20/2026	1,637,000	1,579,967
4.45%, 9/29/2027	5,131,000	4,901,080
4.60%, 3/9/2026	1,964,000	1,932,556
6.27%, 11/17/2033	8,029,000	8,285,527
6.63%, 1/15/2028	526,000	563,314
6.63%, 6/15/2032 (a)	2,362,000	2,480,809
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	3,138,000	3,042,197
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	3,066,000	2,792,421
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	5,456,000	5,031,469
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	9,560,000	8,632,967
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	4,872,000	4,474,591
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	3,857,000	3,604,829
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	2,339,000	2,154,757
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	2,550,000	2,387,132
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	2,357,000	2,182,535
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,225,000	2,811,845
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	2,754,000	2,390,444
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	3,002,000	2,462,931
SOFR + 1.17%, 2.56%, 5/1/2032 (a) (b)	3,746,000	2,957,917
Security Description	Principal Amount	Value
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	$ 2,700,000	$ 2,096,334
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	5,765,000	4,654,949
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	1,859,000	1,830,594
SOFR + 1.42%, 2.98%, 11/5/2030 (a) (b)	3,826,000	3,216,021
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	2,469,000	2,347,204
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	12,886,000	12,921,565
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	3,297,000	3,187,836
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	3,891,000	3,337,116
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	3,068,000	2,876,158
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	4,758,000	3,848,556
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	6,774,000	6,407,120
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	10,583,000	9,727,788
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (b)	8,048,000	7,261,871
Citizens Bank NA:
6.06%, 10/24/2025	2,228,000	2,251,283
SOFR + 1.40%, 4.12%, 5/23/2025 (b)	1,035,000	1,013,534
Citizens Bank NA/Providence RI:
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	998,000	962,860
Series BKNT, 2.25%, 4/28/2025	945,000	880,069
Series BKNT, 3.75%, 2/18/2026	1,063,000	1,018,843
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	920,000	739,846
2.85%, 7/27/2026	744,000	688,579
3.25%, 4/30/2030 (a)	703,000	611,111
4.30%, 12/3/2025	1,066,000	1,035,331
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,466,000	1,362,764
Comerica Bank:
SOFR + 2.61%, 5.33%, 8/25/2033 (b)	711,000	682,830
Series BKNT, 2.50%, 7/23/2024	737,000	707,616
Series BKNT, 4.00%, 7/27/2025	766,000	741,557
Comerica, Inc. 4.00%, 2/1/2029	741,000	693,517
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	815,000	776,597

See accompanying notes to financial statements.
112

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 1/10/2025	$ 879,000	$ 822,595
3.88%, 8/22/2024	1,442,000	1,417,039
4.38%, 8/4/2025	1,548,000	1,510,476
Series BKNT, 3.75%, 7/21/2026	2,046,000	1,926,882
Series MTN, 3.38%, 5/21/2025	1,384,000	1,341,926
Credit Suisse AG:
0.50%, 2/2/2024	1,357,000	1,259,717
1.25%, 8/7/2026	1,806,000	1,458,074
2.95%, 4/9/2025	1,626,000	1,466,896
4.75%, 8/9/2024	1,233,000	1,177,823
5.00%, 7/9/2027	1,677,000	1,528,569
Series MTN, 3.63%, 9/9/2024	6,121,000	5,712,852
Credit Suisse Group AG:
3.75%, 3/26/2025	3,132,000	2,828,384
4.55%, 4/17/2026	2,733,000	2,431,550
Deutsche Bank AG:
0.90%, 5/28/2024	1,376,000	1,287,193
1.69%, 3/19/2026	1,019,000	914,267
3.70%, 5/30/2024 (a)	963,000	946,668
3.70%, 5/30/2024	924,000	896,797
4.10%, 1/13/2026 (a)	1,472,000	1,409,561
4.16%, 5/13/2025 (a)	1,173,000	1,148,578
5.37%, 9/9/2027	2,271,000	2,284,581
5 Year US ISDA + 2.55%, 4.88%, 12/1/2032 (b)	276,000	230,454
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	5,225,000	4,855,488
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	2,447,000	2,078,898
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	1,611,000	1,371,541
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,595,000	2,289,075
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,894,000	1,355,877
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,543,000	2,431,489
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,874,000	1,504,653
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	1,662,000	1,653,441
SOFR + 5.44%, 5.88%, 7/8/2031 (b)	1,000,000	868,030
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	1,281,000	1,025,722
Series BKNT, 3.45%, 7/27/2026	1,308,000	1,204,786
Series BKNT, 4.25%, 3/13/2026	1,246,000	1,191,774
Series BKNT, 4.65%, 9/13/2028 (a)	811,000	759,956
Security Description	Principal Amount	Value
Series BKNT, 5 year USD Swap + 1.73%, 4.68%, 8/9/2028 (b)	$ 1,351,000	$ 1,300,310
Fifth Third Bancorp:
2.38%, 1/28/2025	577,000	547,221
2.55%, 5/5/2027	1,306,000	1,175,518
3.65%, 1/25/2024	1,840,000	1,812,915
3.95%, 3/14/2028 (a)	1,039,000	992,785
4.30%, 1/16/2024	634,000	627,952
SOFR + 0.69%, 1.71%, 11/1/2027 (a) (b)	1,212,000	1,069,651
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	1,091,000	1,036,254
SOFR + 1.66%, 4.34%, 4/25/2033 (b)	806,000	738,240
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	1,438,000	1,369,379
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	3,186,000	3,280,210
Fifth Third Bank NA:
5.85%, 10/27/2025	2,121,000	2,140,789
Class BKNT, 2.25%, 2/1/2027 (a)	456,000	411,276
Series BKNT, 3.85%, 3/15/2026	754,000	719,791
Series BKNT, 3.95%, 7/28/2025 (a)	1,288,000	1,267,134
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (b)	746,000	705,239
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	1,126,000	1,089,000
First Horizon Corp. 4.00%, 5/26/2025	1,135,000	1,103,334
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028 (a)	415,000	423,420
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	1,336,000	1,261,050
FNB Corp. 5.15%, 8/25/2025	1,262,000	1,247,765
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	2,821,000	2,354,830
3.00%, 3/15/2024	2,702,000	2,634,855
3.50%, 1/23/2025	3,700,000	3,580,046
3.50%, 4/1/2025	4,261,000	4,102,065
3.50%, 11/16/2026 (a)	3,776,000	3,547,250
3.63%, 2/20/2024	2,358,000	2,318,008
3.75%, 5/22/2025	3,894,000	3,769,587
3.75%, 2/25/2026	2,149,000	2,071,056
3.80%, 3/15/2030	3,394,000	3,045,776
3.85%, 1/26/2027	4,168,000	3,968,520
4.25%, 10/21/2025	2,816,000	2,754,442
5.70%, 11/1/2024	2,707,000	2,737,752

See accompanying notes to financial statements.
113

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 1/15/2027	$ 472,000	$ 484,508
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	5,662,000	5,151,231
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	5,834,000	5,433,846
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	3,317,000	3,081,393
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	1,580,000	1,428,952
SOFR + 0.73%, 1.76%, 1/24/2025 (b)	2,890,000	2,765,788
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	4,086,000	3,575,046
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	3,664,000	3,165,330
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	5,638,000	4,920,395
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	3,587,000	2,730,532
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	4,346,000	3,866,767
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	3,998,000	3,155,701
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	6,880,000	5,482,810
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	3,963,000	3,231,589
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	2,781,000	2,681,496
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	3,926,000	3,755,258
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	4,565,000	4,238,511
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	2,980,000	2,865,717
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	5,540,800	4,295,173
Series MTN, 3.85%, 7/8/2024	2,516,000	2,468,297
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	2,902,000	2,562,002
HSBC Holdings PLC:
3.90%, 5/25/2026 (a)	3,512,000	3,349,640
4.25%, 3/14/2024	2,319,000	2,278,765
4.25%, 8/18/2025	2,363,000	2,275,049
4.30%, 3/8/2026	4,648,000	4,497,684
4.38%, 11/23/2026 (a)	1,617,000	1,554,212
4.95%, 3/31/2030 (a)	4,143,000	3,957,228
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	3,273,000	3,187,771
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	$ 3,446,000	$ 3,306,437
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	4,169,000	3,832,895
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,189,000	2,941,215
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	4,193,000	3,664,598
SOFR + 0.71%, 0.98%, 5/24/2025 (b)	2,925,000	2,705,859
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	3,415,000	2,958,278
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	3,969,000	3,063,750
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	2,760,000	2,378,596
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	2,741,000	2,213,823
SOFR + 1.40%, 2.63%, 11/7/2025 (b)	2,497,000	2,352,024
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	1,915,000	1,466,450
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	1,987,000	1,867,422
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	1,570,000	1,524,046
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	4,513,000	4,075,058
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,827,000	2,359,329
SOFR + 1.93%, 2.10%, 6/4/2026 (a) (b)	2,564,000	2,337,240
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	1,944,000	1,489,221
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	2,796,000	2,647,616
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	1,665,000	1,330,801
SOFR + 2.53%, 4.76%, 3/29/2033 (a) (b)	2,087,000	1,805,923
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	4,172,000	4,017,678
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	3,120,000	2,898,262
SOFR + 3.03%, 7.34%, 11/3/2026 (a) (b)	2,228,000	2,317,231
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	6,525,000	6,848,183
SOFR + 4.25%, 8.11%, 11/3/2033 (a) (b)	3,474,000	3,681,572
HSBC USA, Inc.:
3.50%, 6/23/2024	918,000	893,664
3.75%, 5/24/2024	1,158,000	1,136,484

See accompanying notes to financial statements.
114

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	$ 834,000	$ 686,015
2.63%, 8/6/2024 (a)	803,000	771,113
4.00%, 5/15/2025 (a)	892,000	869,629
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (b)	656,000	474,832
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	1,176,000	1,117,729
SOFR + 2.05%, 5.02%, 5/17/2033 (a) (b)	1,339,000	1,271,635
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025 (b)	1,580,000	1,547,531
SOFR + 1.22%, 5.70%, 11/18/2025 (b)	2,112,000	2,118,420
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	831,000	801,126
HUNTINGTON NATIONAL BANK SR UNSECURED 01/30 5.65 5.65%, 1/10/2030	1,351,000	1,356,553
ING Groep NV:
3.55%, 4/9/2024 (a)	358,000	350,314
3.95%, 3/29/2027	1,841,000	1,736,597
4.05%, 4/9/2029	1,335,000	1,229,375
4.55%, 10/2/2028	1,874,000	1,788,939
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	744,000	591,190
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	2,905,000	2,788,480
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	1,260,000	1,176,752
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,385,000	1,224,146
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	419,000	369,076
Intesa Sanpaolo SpA 5.25%, 1/12/2024	657,000	651,048
JPMorgan Chase & Co.:
3.13%, 1/23/2025	3,376,000	3,258,718
3.20%, 6/15/2026	2,137,000	2,020,149
3.30%, 4/1/2026	3,487,000	3,310,104
3.63%, 5/13/2024 (a)	2,821,000	2,773,635
3.63%, 12/1/2027	3,492,000	3,242,532
3.88%, 2/1/2024	1,496,000	1,478,646
3.88%, 9/10/2024	3,848,000	3,764,075
3.90%, 7/15/2025	2,937,000	2,873,825
4.13%, 12/15/2026	1,843,000	1,782,236
4.25%, 10/1/2027	2,194,000	2,110,540
7.63%, 10/15/2026 (a)	1,370,000	1,497,999
7.75%, 7/15/2025	302,000	323,481
8.00%, 4/29/2027	2,852,000	3,187,966
8.75%, 9/1/2030	1,142,000	1,322,516
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	2,462,000	2,295,741
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (b)	3,013,000	2,623,630
Security Description	Principal Amount	Value
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (b)	$ 2,880,000	$ 2,183,933
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	3,463,000	3,205,076
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	3,782,000	3,430,274
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	2,766,000	2,562,201
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	3,060,000	2,738,547
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,878,000	2,747,396
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	3,692,000	3,438,876
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,127,000	2,939,693
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,392,000	3,172,741
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	3,756,000	3,460,290
SOFR + 0.42%, 0.56%, 2/16/2025 (b)	1,721,000	1,623,299
SOFR + 0.49%, 0.77%, 8/9/2025 (b)	2,321,000	2,141,099
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	2,533,000	2,362,605
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	3,190,000	2,951,611
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	3,400,000	2,938,824
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (b)	3,404,000	3,005,494
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	4,177,000	3,676,387
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	2,542,000	2,391,031
SOFR + 0.98%, 3.85%, 6/14/2025 (b)	2,580,000	2,524,401
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	3,402,000	2,841,044
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,414,000	2,613,315
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	5,500,000	5,500,330
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,852,000	2,684,730
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	2,370,000	2,145,348
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	3,815,000	3,014,689

See accompanying notes to financial statements.
115

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	$ 4,725,000	$ 3,780,189
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	4,503,000	3,660,669
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	3,849,000	3,742,113
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	5,037,000	4,229,921
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	12,161,000	11,593,203
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	2,526,000	2,385,226
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	3,372,000	3,121,831
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,378,000	4,062,478
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	2,885,000	2,518,518
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	4,847,000	4,732,029
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	3,240,000	2,650,709
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	6,015,000	5,722,069
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	3,921,000	3,228,316
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	9,221,000	9,061,108
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	3,857,000	3,606,989
KeyBank NA:
4.15%, 8/8/2025	1,660,000	1,623,297
4.90%, 8/8/2032	1,251,000	1,154,248
5.85%, 11/15/2027	2,398,000	2,467,950
Series BKNT, 3.30%, 6/1/2025	1,156,000	1,112,026
Series BKNT, 3.40%, 5/20/2026	1,291,000	1,210,739
Series BKNT, 3.90%, 4/13/2029	1,547,000	1,378,315
Series BKNT, 4.39%, 12/14/2027	25,000	24,008
Series BKNT, 6.95%, 2/1/2028	1,347,000	1,415,724
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (b)	1,313,000	1,284,941
SOFR + 2.06%, 4.79%, 6/1/2033 (b)	440,000	415,681
Series MTN, 2.25%, 4/6/2027	1,326,000	1,179,039
Series MTN, 4.10%, 4/30/2028 (a)	1,069,000	1,016,384
Series MTN, 4.15%, 10/29/2025 (a)	955,000	932,185
Lloyds Bank PLC 3.50%, 5/14/2025	645,000	622,670
Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
3.75%, 1/11/2027	$ 1,741,000	$ 1,620,192
3.90%, 3/12/2024	1,070,000	1,050,194
4.38%, 3/22/2028	1,718,000	1,626,001
4.45%, 5/8/2025	1,854,000	1,817,105
4.50%, 11/4/2024	1,340,000	1,308,657
4.55%, 8/16/2028	1,452,000	1,357,533
4.58%, 12/10/2025 (a)	1,561,000	1,507,567
4.65%, 3/24/2026	3,349,000	3,201,644
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,581,000	1,367,407
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,206,000	1,120,507
1 year CMT + 1.75%, 4.72%, 8/11/2026 (b)	1,087,000	1,061,847
1 year CMT + 2.30%, 4.98%, 8/11/2033 (b)	1,553,000	1,424,272
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	1,510,000	1,463,386
1 year CMT + 3.75%, 7.95%, 11/15/2033 (b)	1,851,000	1,961,690
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,228,000	2,003,663
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	1,374,000	1,306,221
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,551,000	1,430,006
M&T Bank Corp.:
4.00%, 7/15/2024	427,000	418,516
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	1,165,000	1,127,848
Manufacturers & Traders Trust Co.:
5.40%, 11/21/2025	2,584,000	2,600,331
Series BKNT, 2.90%, 2/6/2025	875,000	837,970
Series BKNT, 3.40%, 8/17/2027	871,000	794,753
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,124,000	1,928,932
2.05%, 7/17/2030	1,387,000	1,094,454
2.19%, 2/25/2025	3,556,000	3,329,341
2.56%, 2/25/2030	1,420,000	1,175,320
2.76%, 9/13/2026	1,021,000	933,950
2.80%, 7/18/2024	1,041,000	1,001,369
3.20%, 7/18/2029	2,106,000	1,844,203
3.29%, 7/25/2027 (a)	890,000	818,764
3.68%, 2/22/2027	1,176,000	1,113,566
3.74%, 3/7/2029 (a)	2,089,000	1,927,646
3.78%, 3/2/2025	1,049,000	1,020,960
3.85%, 3/1/2026	2,802,000	2,678,544
3.96%, 3/2/2028	1,374,000	1,297,825
4.05%, 9/11/2028 (a)	1,110,000	1,040,614

See accompanying notes to financial statements.
116

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	$ 947,000	$ 870,643
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	2,361,000	2,194,290
1 year CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	1,490,000	1,288,865
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	3,001,000	2,605,558
1 year CMT + 0.83%, 2.34%, 1/19/2028 (b)	4,464,000	3,933,543
1 year CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,113,000	886,104
1 year CMT + 1.13%, 3.84%, 4/17/2026 (a) (b)	300,000	289,179
1 year CMT + 1.30%, 4.08%, 4/19/2028 (b)	225,000	211,986
1 year CMT + 1.55%, 4.32%, 4/19/2033 (a) (b)	818,000	736,159
1 year CMT + 1.55%, 5.06%, 9/12/2025 (b)	6,633,000	6,590,748
1 year CMT + 1.70%, 4.79%, 7/18/2025 (b)	1,870,000	1,849,804
1 year CMT + 1.90%, 5.35%, 9/13/2028 (b)	2,201,000	2,180,773
1 year CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	1,605,000	1,566,769
1 year CMT + 2.13%, 5.13%, 7/20/2033 (b)	1,919,000	1,834,602
1 year CMT + 2.13%, 5.47%, 9/13/2033 (b)	1,762,000	1,731,570
1 year CMT + 0.95%, 2.31%, 7/20/2032 (b)	2,333,000	1,798,906
1 year CMT + 0.97%, 2.49%, 10/13/2032 (a) (b)	1,398,000	1,089,280
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	1,316,000	1,006,253
2.84%, 9/13/2026	747,000	679,053
3.17%, 9/11/2027 (a)	978,000	893,667
3.66%, 2/28/2027 (a)	998,000	927,042
4.02%, 3/5/2028	1,764,000	1,662,693
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	1,450,000	1,255,164
1 year CMT + 0.90%, 2.65%, 5/22/2026 (b)	581,000	539,342
1 year CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	1,262,000	1,092,059
1 year CMT + 2.05%, 5.41%, 9/13/2028 (a) (b)	2,012,000	2,010,350
1 year CMT + 2.40%, 5.67%, 9/13/2033 (b)	2,903,000	2,878,005
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	778,000	716,032
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b)	$ 838,000	$ 676,266
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (b)	1,051,000	898,731
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (a) (b)	1,456,000	1,343,539
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	1,098,000	1,046,262
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	735,000	693,914
SOFR + 1.53%, 1.98%, 9/8/2031 (b)	1,005,000	767,106
SOFR + 1.57%, 2.87%, 9/13/2030 (b)	1,083,000	904,110
SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,557,000	1,216,033
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,297,000	1,128,740
1 year CMT + 0.87%, 2.17%, 5/22/2032 (a) (b)	884,000	672,291
1 year CMT + 0.90%, 2.26%, 7/9/2032 (a) (b)	788,000	601,945
Morgan Stanley:
3.63%, 1/20/2027	256,000	241,669
5.00%, 11/24/2025	2,662,000	2,653,375
6.34%, 10/18/2033	8,656,000	9,055,821
7.25%, 4/1/2032	1,551,000	1,741,835
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	6,824,000	6,272,211
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	4,047,000	3,770,873
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,456,000	3,032,986
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	3,775,000	3,313,997
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	3,092,000	2,905,831
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	3,209,000	2,850,683
SOFR + 1.16%, 3.62%, 4/17/2025 (b)	2,469,000	2,408,263
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	3,192,000	2,588,840
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	3,134,000	2,286,034
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	3,197,000	3,036,638
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	2,680,000	2,636,450
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	3,781,000	3,508,768
SOFR + 2.08%, 4.89%, 7/20/2033 (a) (b)	2,346,000	2,203,316

See accompanying notes to financial statements.
117

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	$ 10,392,000	$ 10,712,074
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	2,396,000	2,192,340
Series F, 3.88%, 4/29/2024	4,140,000	4,076,865
Series GMTN, 3.70%, 10/23/2024	4,148,000	4,051,683
Series GMTN, 3.88%, 1/27/2026	4,084,000	3,955,068
Series GMTN, 4.00%, 7/23/2025	3,972,000	3,881,478
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	4,072,000	3,726,857
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	3,994,000	3,728,679
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	2,463,000	2,332,535
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	3,817,000	3,314,874
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	4,840,000	4,005,487
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	3,893,000	2,982,700
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,370,000	1,259,290
Series MTN, 3.13%, 7/27/2026	4,149,000	3,870,519
Series MTN, 6.25%, 8/9/2026	1,598,000	1,663,822
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	3,144,000	2,892,889
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	3,306,000	2,497,815
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	3,113,000	2,333,349
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	2,545,000	2,434,649
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	2,772,000	2,166,567
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	12,552,000	10,980,615
Series VAR, 6.14%, 10/16/2026	12,966,000	13,260,069
National Australia Bank, Ltd.:
3.38%, 1/14/2026 (a)	1,288,000	1,230,568
3.91%, 6/9/2027 (a)	1,113,000	1,066,510
Security Description	Principal Amount	Value
5.13%, 11/22/2024	$ 3,274,000	$ 3,282,643
Series BKNT, 2.50%, 7/12/2026	1,738,000	1,601,150
National Bank of Canada:
SOFR + 1.01%, 3.75%, 6/9/2025 (b)	1,501,000	1,460,338
Series FXD, 0.75%, 8/6/2024	710,000	660,414
Natwest Group PLC:
4.80%, 4/5/2026	1,812,000	1,771,737
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,366,000	1,183,707
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	1,433,000	1,279,884
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	2,065,000	1,946,552
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	3,252,000	3,176,098
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	1,452,000	1,318,198
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	2,339,000	2,200,718
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (b)	1,648,000	1,529,047
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	537,000	396,161
NatWest Group PLC:
1 year CMT + 2.85%, 7.47%, 11/10/2026 (b)	3,850,000	4,008,928
1 year CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,309,000	1,296,119
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	858,000	705,044
3.15%, 5/3/2029	1,263,000	1,146,400
3.65%, 8/3/2028	25,000	23,792
3.95%, 10/30/2025	1,363,000	1,334,895
4.00%, 5/10/2027 (a)	1,080,000	1,055,138
6.13%, 11/2/2032	1,396,000	1,475,740
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	1,276,000	1,161,734
PNC Bank NA:
2.50%, 8/27/2024	963,000	923,883
Series BKNT, 2.70%, 10/22/2029	1,333,000	1,123,452
Series BKNT, 2.95%, 2/23/2025	941,000	903,322
Series BKNT, 3.25%, 6/1/2025	1,294,000	1,247,118
Series BKNT, 3.25%, 1/22/2028	1,264,000	1,181,322
Series BKNT, 3.30%, 10/30/2024	1,246,000	1,212,607

See accompanying notes to financial statements.
118

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.88%, 4/10/2025	$ 1,560,000	$ 1,515,384
Series BKNT, 4.05%, 7/26/2028	1,649,000	1,554,694
Series BKNT, 4.20%, 11/1/2025	842,000	821,068
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	903,000	791,353
2.20%, 11/1/2024	710,000	678,483
2.55%, 1/22/2030	2,829,000	2,404,028
2.60%, 7/23/2026	1,249,000	1,156,324
3.15%, 5/19/2027 (a)	947,000	884,612
3.45%, 4/23/2029 (a)	1,809,000	1,657,695
3.50%, 1/23/2024	1,290,000	1,270,057
3.90%, 4/29/2024	1,151,000	1,137,407
5.35%, 12/2/2028	3,225,000	3,249,059
6.04%, 10/28/2033	5,228,000	5,464,724
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	1,832,000	1,854,442
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	1,203,000	974,117
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (b)	784,000	725,804
Regions Financial Corp.:
1.80%, 8/12/2028	981,000	832,280
2.25%, 5/18/2025 (a)	1,304,000	1,219,592
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	931,000	869,573
1.20%, 4/27/2026	2,049,000	1,823,774
3.38%, 4/14/2025	1,802,000	1,744,805
3.63%, 5/4/2027 (a)	1,133,000	1,078,763
3.88%, 5/4/2032 (a)	1,313,000	1,197,666
3.97%, 7/26/2024	1,684,000	1,660,946
4.24%, 8/3/2027	1,090,000	1,062,946
5.66%, 10/25/2024	3,236,000	3,273,570
6.00%, 11/1/2027	4,474,000	4,658,866
Series FXD, 2.05%, 1/21/2027 (a)	974,000	875,753
Series GMTN, 0.43%, 1/19/2024	965,000	921,015
Series GMTN, 0.75%, 10/7/2024 (a)	1,261,000	1,172,755
Series GMTN, 0.88%, 1/20/2026	1,378,000	1,224,849
Series GMTN, 1.15%, 7/14/2026	665,000	585,838
Series GMTN, 1.40%, 11/2/2026 (a)	1,289,000	1,132,902
Series GMTN, 1.60%, 1/21/2025	1,010,000	944,562
Series GMTN, 2.25%, 11/1/2024 (a)	1,463,000	1,395,073
Series GMTN, 2.55%, 7/16/2024	1,342,000	1,295,043
Series GMTN, 4.65%, 1/27/2026	1,616,000	1,595,913
Security Description	Principal Amount	Value
Series MTN, 1.15%, 6/10/2025 (a)	$ 1,435,000	$ 1,314,891
Series MTN, 2.30%, 11/3/2031	1,625,000	1,304,209
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,240,000	1,148,153
3.45%, 6/2/2025	1,325,000	1,261,400
4.40%, 7/13/2027	1,211,000	1,154,931
4.50%, 7/17/2025	1,491,000	1,458,437
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,324,000	1,139,050
SOFR + 1.38%, 4.26%, 6/9/2025 (b)	474,000	459,363
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	2,158,000	2,138,815
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (b)	1,584,000	1,412,564
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	1,785,000	1,670,671
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	1,037,000	879,355
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	1,448,000	1,238,431
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	1,033,000	798,333
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	3,291,000	3,336,416
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,405,000	1,236,850
Santander UK PLC:
2.88%, 6/18/2024	180,000	173,626
4.00%, 3/13/2024	2,459,000	2,429,394
Signature Bank AMBOR3M + 3.89%, 4.00%, 10/15/2030 (b)	788,000	718,703
Sumitomo Mitsui Banking Corp.:
3.95%, 1/10/2024	1,037,000	1,022,430
Series GMTN, 3.40%, 7/11/2024	546,000	530,079
Series GMTN, 3.65%, 7/23/2025	526,000	505,528
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024 (a)	605,000	575,639
0.95%, 1/12/2026	1,422,000	1,253,052
1.40%, 9/17/2026	2,280,000	1,977,900
1.47%, 7/8/2025	5,031,000	4,584,599
1.71%, 1/12/2031 (a)	1,147,000	862,716
1.90%, 9/17/2028	2,487,000	2,054,809
2.13%, 7/8/2030	2,096,000	1,660,514
2.14%, 9/23/2030	798,000	615,529
2.17%, 1/14/2027	1,209,000	1,070,908

See accompanying notes to financial statements.
119

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.22%, 9/17/2031 (a)	$ 862,000	$ 664,636
2.35%, 1/15/2025	2,174,000	2,056,647
2.45%, 9/27/2024	1,145,000	1,088,609
2.47%, 1/14/2029	635,000	535,140
2.63%, 7/14/2026	2,275,000	2,083,650
2.70%, 7/16/2024	2,755,000	2,644,662
2.72%, 9/27/2029	1,435,000	1,207,710
2.75%, 1/15/2030 (a)	1,448,000	1,214,524
3.01%, 10/19/2026	1,574,000	1,458,736
3.04%, 7/16/2029	2,812,000	2,439,438
3.20%, 9/17/2029 (a)	1,275,000	1,095,225
3.35%, 10/18/2027	1,591,000	1,466,838
3.36%, 7/12/2027 (a)	2,063,000	1,903,943
3.45%, 1/11/2027 (a)	1,582,000	1,477,968
3.54%, 1/17/2028	591,000	548,418
3.78%, 3/9/2026 (a)	1,779,000	1,714,992
3.94%, 7/19/2028 (a)	817,000	768,274
4.31%, 10/16/2028	807,000	758,693
SVB Financial Group:
1.80%, 10/28/2026	752,000	659,316
1.80%, 2/2/2031 (a)	838,000	608,983
2.10%, 5/15/2028 (a)	1,441,000	1,199,935
3.13%, 6/5/2030 (a)	281,000	230,147
3.50%, 1/29/2025 (a)	564,000	541,316
SOFR + 1.71%, 4.35%, 4/29/2028 (b)	1,020,000	963,798
SOFR + 1.97%, 4.57%, 4/29/2033 (a) (b)	777,000	683,643
Synchrony Bank:
5.40%, 8/22/2025	516,000	509,034
5.63%, 8/23/2027	1,558,000	1,521,309
Synovus Financial Corp. 5.20%, 8/11/2025	1,428,000	1,413,820
Toronto-Dominion Bank:
0.55%, 3/4/2024 (a)	1,082,000	1,027,608
1.25%, 12/13/2024 (a)	717,000	667,111
2.35%, 3/8/2024	1,370,000	1,328,585
2.80%, 3/10/2027 (a)	1,341,000	1,228,088
3.20%, 3/10/2032	1,524,000	1,313,337
3.77%, 6/6/2025	2,304,000	2,236,032
4.11%, 6/8/2027 (a)	1,957,000	1,889,855
4.29%, 9/13/2024	2,325,000	2,296,565
4.46%, 6/8/2032	2,133,000	2,027,672
4.69%, 9/15/2027	1,981,000	1,958,397
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	2,089,000	1,923,593
Series FXD, 1.45%, 1/10/2025	1,270,000	1,183,246
Series FXD, 1.95%, 1/12/2027 (a)	1,305,000	1,165,430
Series GMTN, 2.45%, 1/12/2032	1,264,000	1,022,083
Series GMTN, 3.25%, 3/11/2024	1,635,000	1,600,338
Series MTN, 0.70%, 9/10/2024	1,557,000	1,449,038
Security Description	Principal Amount	Value
Series MTN, 0.75%, 9/11/2025	$ 1,180,000	$ 1,055,616
Series MTN, 0.75%, 1/6/2026	3,619,000	3,201,983
Series MTN, 1.15%, 6/12/2025	1,429,000	1,302,405
Series MTN, 1.20%, 6/3/2026	1,723,000	1,519,428
Series MTN, 1.25%, 9/10/2026	1,672,000	1,461,612
Series MTN, 2.00%, 9/10/2031	1,109,000	873,016
Series MTN, 2.65%, 6/12/2024	2,041,000	1,976,504
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	1,523,000	1,229,716
Series BKNT, 1.50%, 3/10/2025	1,445,000	1,341,350
Series BKNT, 2.15%, 12/6/2024	604,000	574,392
Series BKNT, 3.30%, 5/15/2026	777,000	730,862
Series BKNT, 3.63%, 9/16/2025	1,580,000	1,519,375
Series BKNT, 3.80%, 10/30/2026	1,094,000	1,036,784
Series BKNT, 4.05%, 11/3/2025 (a)	766,000	753,575
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	1,303,000	1,217,497
Series BNKT, 3.20%, 4/1/2024	621,000	606,723
Truist Financial Corp.:
4.00%, 5/1/2025	907,000	887,944
6.12%, 10/28/2033	1,616,000	1,698,271
SOFR + 1.37%, 4.12%, 6/6/2028 (b)	980,000	938,183
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	2,086,000	2,052,082
SOFR + 2.24%, 4.92%, 7/28/2033 (b)	1,404,000	1,317,120
Series MTN, 1.13%, 8/3/2027	890,000	750,546
Series MTN, 1.20%, 8/5/2025 (a)	1,539,000	1,407,646
Series MTN, 1.95%, 6/5/2030	684,000	549,738
Series MTN, 2.50%, 8/1/2024	1,422,000	1,365,433
Series MTN, 2.85%, 10/26/2024	1,258,000	1,213,379
Series MTN, 3.70%, 6/5/2025	1,145,000	1,113,146
Series MTN, 3.88%, 3/19/2029	1,110,000	1,020,379

See accompanying notes to financial statements.
120

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	$ 1,733,000	$ 1,538,453
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (b)	986,000	828,496
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	2,789,000	2,855,016
US Bancorp:
1.45%, 5/12/2025	2,022,000	1,876,335
2.40%, 7/30/2024 (a)	1,258,000	1,209,894
3.38%, 2/5/2024	1,051,000	1,032,933
5.73%, 10/21/2026	7,798,000	7,947,332
5.85%, 10/21/2033	2,158,000	2,241,515
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (b)	1,464,000	1,117,515
SOFR + 1.66%, 4.55%, 7/22/2028 (b)	2,125,000	2,081,841
SOFR + 2.11%, 4.97%, 7/22/2033 (b)	1,736,000	1,650,242
Series DMTN, 3.00%, 7/30/2029	1,539,000	1,351,350
Series MTN, 1.38%, 7/22/2030	1,301,000	1,009,745
Series MTN, 3.10%, 4/27/2026 (a)	1,379,000	1,303,651
Series MTN, 3.60%, 9/11/2024	1,348,000	1,320,568
Series MTN, 3.70%, 1/30/2024	936,000	923,907
Series MTN, 3.90%, 4/26/2028 (a)	496,000	475,649
Series MTN, 3.95%, 11/17/2025	822,000	804,064
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	1,325,000	1,191,281
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	662,000	546,600
Series V, 2.38%, 7/22/2026	1,420,000	1,310,759
Series X, 3.15%, 4/27/2027 (a)	1,223,000	1,149,583
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	815,000	771,821
Series BKNT, 2.80%, 1/27/2025	885,000	852,813
Valley National Bancorp. 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (b)	456,000	398,959
Wachovia Corp. 7.57%, 8/1/2026 (b) (c)	1,121,000	1,206,969
Webster Financial Corp. 4.10%, 3/25/2029	1,020,000	926,252
Security Description	Principal Amount	Value
Wells Fargo & Co.:
3.00%, 4/22/2026	$ 4,584,000	$ 4,289,065
3.00%, 10/23/2026	4,672,000	4,318,470
4.48%, 1/16/2024	849,000	843,600
SOFR + 1.32%, 3.91%, 4/25/2026 (b)	3,867,000	3,755,785
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	5,650,000	5,238,002
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	9,777,000	9,589,868
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	3,938,000	3,838,881
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	4,124,000	3,838,413
SOFR + 2.10%, 4.90%, 7/25/2033 (b)	5,635,000	5,336,401
Series B, 7.95%, 11/15/2029	182,000	198,209
Series GMTN, 4.30%, 7/22/2027	3,477,000	3,348,768
Series MTN, 3.00%, 2/19/2025	3,361,000	3,220,981
Series MTN, 3.30%, 9/9/2024	3,048,000	2,961,041
Series MTN, 3.55%, 9/29/2025	3,911,000	3,762,147
Series MTN, 3.75%, 1/24/2024	3,114,000	3,073,892
Series MTN, 4.10%, 6/3/2026	2,877,000	2,779,786
Series MTN, 4.15%, 1/24/2029	3,572,000	3,356,073
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (b)	4,734,000	4,024,799
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	4,201,000	3,920,247
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,283,000	3,047,675
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	4,033,000	3,735,768
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	1,117,000	1,045,802
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	2,931,000	2,775,628
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (b)	4,065,000	3,362,121
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	5,540,000	4,658,697

See accompanying notes to financial statements.
121

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	$ 3,454,000	$ 3,046,152
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (b)	3,223,000	3,020,692
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (b)	1,282,000	1,087,841
Westpac Banking Corp.:
1.02%, 11/18/2024	1,339,000	1,245,779
1.15%, 6/3/2026	1,698,000	1,502,407
1.95%, 11/20/2028	1,503,000	1,279,925
2.15%, 6/3/2031 (a)	881,000	730,869
2.35%, 2/19/2025	1,392,000	1,320,103
2.65%, 1/16/2030	1,331,000	1,155,414
2.70%, 8/19/2026	1,162,000	1,078,127
2.85%, 5/13/2026	1,594,000	1,492,765
3.30%, 2/26/2024	982,000	965,080
3.35%, 3/8/2027	1,548,000	1,457,937
3.40%, 1/25/2028 (a)	1,240,000	1,160,838
3.74%, 8/26/2025 (a)	887,000	863,016
4.04%, 8/26/2027 (a)	1,055,000	1,028,952
5.35%, 10/18/2024	2,743,000	2,762,036
5.46%, 11/18/2027	4,764,000	4,867,808
1 year CMT + 2.68%, 5.41%, 8/10/2033 (b)	1,141,000	1,065,865
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,136,000	840,436
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (b)	1,714,000	1,468,127
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	2,147,000	1,968,348
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,640,000	1,218,405
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a) (b)	1,652,000	1,548,304
Wintrust Financial Corp. 4.85%, 6/6/2029	435,000	393,458
Zions Bancorp NA 3.25%, 10/29/2029	1,334,000	1,093,200
		1,712,387,635
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	14,101,000	13,582,224
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	1,256,000	1,142,345
4.00%, 4/13/2028	3,110,000	2,968,433
4.75%, 1/23/2029	5,333,000	5,271,190
4.90%, 1/23/2031	1,059,000	1,058,312
Brown-Forman Corp. 3.50%, 4/15/2025	406,000	396,463
Security Description	Principal Amount	Value
Coca-Cola Co.:
1.00%, 3/15/2028	$ 1,527,000	$ 1,279,321
1.38%, 3/15/2031	822,000	643,256
1.45%, 6/1/2027	1,165,000	1,028,905
1.50%, 3/5/2028 (a)	1,219,000	1,051,107
1.65%, 6/1/2030	1,404,000	1,146,366
1.75%, 9/6/2024	690,000	657,922
2.00%, 3/5/2031	1,121,000	924,881
2.13%, 9/6/2029	1,219,000	1,042,806
2.25%, 1/5/2032 (a)	1,181,000	989,690
2.90%, 5/25/2027 (a)	1,271,000	1,197,028
3.38%, 3/25/2027	1,292,000	1,239,622
3.45%, 3/25/2030	5,425,000	5,039,608
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	991,000	962,707
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,879,000	1,631,705
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,183,000	939,006
2.88%, 5/1/2030	1,162,000	987,642
3.15%, 8/1/2029	1,037,000	908,713
3.50%, 5/9/2027	1,163,000	1,088,614
3.60%, 5/9/2024	475,000	464,939
3.60%, 2/15/2028	659,000	609,647
3.70%, 12/6/2026	886,000	843,144
4.35%, 5/9/2027	843,000	820,374
4.40%, 11/15/2025	1,059,000	1,041,262
4.65%, 11/15/2028	583,000	563,656
4.75%, 11/15/2024	915,000	909,034
4.75%, 12/1/2025	975,000	972,572
4.75%, 5/9/2032 (a)	1,463,000	1,402,168
Diageo Capital PLC:
1.38%, 9/29/2025 (a)	1,330,000	1,220,142
2.00%, 4/29/2030	1,250,000	1,029,300
2.13%, 10/24/2024	1,087,000	1,031,443
2.13%, 4/29/2032	110,000	87,528
2.38%, 10/24/2029	496,000	423,772
3.88%, 5/18/2028	1,395,000	1,329,770
5.20%, 10/24/2025	2,254,000	2,277,690
5.30%, 10/24/2027	2,062,000	2,110,230
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	1,445,000	1,372,389
2.25%, 3/15/2031 (a)	1,039,000	836,676
2.55%, 9/15/2026	452,000	414,195
3.20%, 5/1/2030	1,439,000	1,252,261
3.40%, 11/15/2025	741,000	711,805
3.43%, 6/15/2027	1,000,000	933,370
3.95%, 4/15/2029	1,591,000	1,478,182
4.05%, 4/15/2032	1,287,000	1,171,080
4.42%, 5/25/2025	449,000	444,330
4.60%, 5/25/2028	1,218,000	1,193,055
Molson Coors Brewing Co. 3.00%, 7/15/2026	2,235,000	2,075,287
PepsiCo, Inc.:
1.40%, 2/25/2031	905,000	712,380

See accompanying notes to financial statements.
122

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.63%, 5/1/2030	$ 1,128,000	$ 920,482
1.95%, 10/21/2031	1,015,000	819,278
2.25%, 3/19/2025	2,258,000	2,148,826
2.38%, 10/6/2026 (a)	971,000	904,613
2.63%, 3/19/2027	1,242,000	1,152,265
2.63%, 7/29/2029	2,100,000	1,854,573
2.75%, 4/30/2025	815,000	780,534
2.75%, 3/19/2030	2,015,000	1,782,993
2.85%, 2/24/2026	1,139,000	1,083,337
3.00%, 10/15/2027 (a)	3,142,000	2,950,307
3.50%, 7/17/2025 (a)	609,000	594,603
3.60%, 2/18/2028	1,566,000	1,504,221
3.90%, 7/18/2032	1,890,000	1,787,241
7.00%, 3/1/2029	1,243,000	1,396,274
		96,589,094
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	1,388,000	1,159,660
1.90%, 2/21/2025	830,000	778,855
2.00%, 1/15/2032	625,000	487,263
2.20%, 2/21/2027	3,497,000	3,143,348
2.30%, 2/25/2031 (a)	1,512,000	1,231,494
2.45%, 2/21/2030	1,374,000	1,159,422
2.60%, 8/19/2026	2,186,000	2,020,432
3.00%, 2/22/2029	1,329,000	1,177,893
3.13%, 5/1/2025	1,431,000	1,374,089
3.20%, 11/2/2027 (a)	1,173,000	1,087,828
3.35%, 2/22/2032	1,424,000	1,242,582
3.63%, 5/22/2024	1,371,000	1,345,719
4.05%, 8/18/2029	1,819,000	1,704,385
4.20%, 3/1/2033 (a)	1,105,000	1,025,407
Baxalta, Inc. 4.00%, 6/23/2025	1,125,000	1,095,818
Biogen, Inc.:
2.25%, 5/1/2030	1,923,000	1,562,937
4.05%, 9/15/2025	4,831,000	4,690,949
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027 (a)	1,407,000	1,298,084
3.70%, 3/15/2032 (a)	820,000	702,765
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,347,000	1,144,007
1.65%, 10/1/2030 (a)	1,297,000	1,028,547
2.95%, 3/1/2027 (a)	1,292,000	1,203,369
3.50%, 2/1/2025	3,309,000	3,205,528
3.65%, 3/1/2026	3,750,000	3,619,800
3.70%, 4/1/2024	2,047,000	2,013,409
Illumina, Inc.:
2.55%, 3/23/2031	682,000	545,750
5.75%, 12/13/2027	1,675,000	1,697,043
5.80%, 12/12/2025	1,710,000	1,723,253
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,247,000	965,465
Royalty Pharma PLC:
1.20%, 9/2/2025	2,132,000	1,908,694
Security Description	Principal Amount	Value
1.75%, 9/2/2027	$ 1,333,000	$ 1,132,250
2.15%, 9/2/2031	1,447,000	1,092,789
2.20%, 9/2/2030	1,524,000	1,190,808
		50,759,642
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.24%, 2/15/2025	1,572,000	1,482,427
2.49%, 2/15/2027	927,000	836,182
2.72%, 2/15/2030	3,987,000	3,360,004
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,326,000	1,036,985
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,048,000	907,809
4.00%, 6/15/2025	996,000	968,381
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	1,065,000	924,324
Johnson Controls International PLC:
3.90%, 2/14/2026	744,000	722,141
3.63%, 7/2/2024 (b) (c)	1,394,000	1,364,155
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (a)	449,000	357,835
Lennox International, Inc.:
1.35%, 8/1/2025	584,000	527,083
1.70%, 8/1/2027	425,000	365,109
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027 (a)	449,000	417,548
3.50%, 12/15/2027	798,000	740,783
4.25%, 7/2/2024 (a)	958,000	945,517
Series CB, 2.50%, 3/15/2030	1,308,000	1,079,479
Masco Corp.:
1.50%, 2/15/2028 (a)	716,000	593,736
2.00%, 10/1/2030	726,000	563,449
3.50%, 11/15/2027	830,000	767,758
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	951,000	818,944
Owens Corning:
3.40%, 8/15/2026	1,216,000	1,140,073
3.88%, 6/1/2030	747,000	664,486
3.95%, 8/15/2029	1,255,000	1,137,407
4.20%, 12/1/2024	929,000	915,158
Vulcan Materials Co.:
3.50%, 6/1/2030	1,491,000	1,314,317
3.90%, 4/1/2027	661,000	627,679
4.50%, 4/1/2025	441,000	436,286
		25,015,055
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	1,183,000	1,088,277

See accompanying notes to financial statements.
123

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 5/15/2027 (a)	$ 1,350,000	$ 1,202,432
2.05%, 5/15/2030	196,000	164,107
3.35%, 7/31/2024	496,000	484,587
Albemarle Corp.:
4.65%, 6/1/2027 (a)	612,000	598,426
5.05%, 6/1/2032	1,140,000	1,074,370
Cabot Corp.:
4.00%, 7/1/2029	505,000	449,809
5.00%, 6/30/2032	585,000	537,504
Celanese US Holdings LLC:
1.40%, 8/5/2026	1,467,000	1,235,830
3.50%, 5/8/2024	1,546,000	1,494,054
5.90%, 7/5/2024	2,652,000	2,650,594
6.05%, 3/15/2025	2,166,000	2,159,849
6.17%, 7/15/2027	2,736,000	2,702,074
6.33%, 7/15/2029	1,164,000	1,132,956
6.38%, 7/15/2032 (a)	1,164,000	1,111,248
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,343,000	1,079,812
4.80%, 11/30/2028 (a)	458,000	451,506
6.30%, 3/15/2033 (a)	1,416,000	1,491,940
7.38%, 11/1/2029	1,398,000	1,553,933
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	2,820,000	2,775,021
4.73%, 11/15/2028 (a)	2,765,000	2,728,198
Eastman Chemical Co. 4.50%, 12/1/2028	1,275,000	1,207,603
Ecolab, Inc.:
1.30%, 1/30/2031	376,000	286,862
1.65%, 2/1/2027	1,089,000	964,702
2.13%, 2/1/2032 (a)	749,000	600,226
2.70%, 11/1/2026	588,000	546,811
3.25%, 12/1/2027 (a)	856,000	799,324
4.80%, 3/24/2030 (a)	402,000	399,146
4.80%, 3/24/2030	171,000	169,875
5.25%, 1/15/2028	1,932,000	1,969,268
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	444,000	371,695
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,159,000	1,070,348
FMC Corp.:
3.45%, 10/1/2029	905,000	797,613
4.10%, 2/1/2024	438,000	431,794
Huntsman International LLC:
2.95%, 6/15/2031	955,000	741,309
4.50%, 5/1/2029	3,425,000	3,077,568
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	845,000	795,728
Linde, Inc.:
1.10%, 8/10/2030	1,146,000	880,231
2.65%, 2/5/2025	719,000	688,737
3.20%, 1/30/2026	455,000	437,901
4.70%, 12/5/2025 (a)	2,500,000	2,503,200
4.80%, 12/5/2024	2,150,000	2,150,752
Security Description	Principal Amount	Value
LYB International Finance II B.V. 3.50%, 3/2/2027	$ 1,590,000	$ 1,475,488
LYB International Finance III LLC:
1.25%, 10/1/2025	1,225,000	1,095,064
2.25%, 10/1/2030	600,000	476,694
LyondellBasell Industries NV 5.75%, 4/15/2024	1,512,000	1,515,130
Mosaic Co. 4.05%, 11/15/2027	1,173,000	1,107,664
NewMarket Corp. 2.70%, 3/18/2031	1,061,000	836,736
Nutrien, Ltd.:
2.95%, 5/13/2030	1,277,000	1,094,440
4.00%, 12/15/2026	946,000	918,708
4.20%, 4/1/2029	437,000	410,679
5.90%, 11/7/2024	1,301,000	1,317,184
5.95%, 11/7/2025	355,000	362,846
PPG Industries, Inc.:
2.40%, 8/15/2024	1,066,000	1,019,309
2.55%, 6/15/2030	852,000	713,576
2.80%, 8/15/2029	1,333,000	1,149,446
3.75%, 3/15/2028 (a)	713,000	676,944
Rohm & Haas Co. 7.85%, 7/15/2029	783,000	872,066
RPM International, Inc.:
2.95%, 1/15/2032	436,000	343,742
3.75%, 3/15/2027	561,000	523,015
4.55%, 3/1/2029	820,000	758,270
Sherwin-Williams Co.:
2.30%, 5/15/2030	1,246,000	1,023,788
2.95%, 8/15/2029	802,000	702,600
3.13%, 6/1/2024	1,506,000	1,463,410
3.45%, 8/1/2025	847,000	814,789
3.45%, 6/1/2027	1,018,000	955,179
3.95%, 1/15/2026	671,000	653,635
4.05%, 8/8/2024	779,000	769,013
4.25%, 8/8/2025	693,000	681,205
Westlake Corp.:
0.88%, 8/15/2024	611,000	567,558
3.38%, 6/15/2030	422,000	362,599
		73,717,997
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,332,000	1,040,279
1.70%, 5/15/2028	1,205,000	1,046,157
3.38%, 9/15/2025	1,334,000	1,292,846
Block Financial LLC:
2.50%, 7/15/2028	949,000	805,321
3.88%, 8/15/2030	1,276,000	1,117,597
5.25%, 10/1/2025	449,000	447,379
Cintas Corp. No. 2:
3.45%, 5/1/2025	445,000	430,440

See accompanying notes to financial statements.
124

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/1/2027	$ 1,011,000	$ 973,714
4.00%, 5/1/2032	1,144,000	1,075,474
Emory University Series 2020, 2.14%, 9/1/2030	685,000	564,118
Equifax, Inc.:
2.35%, 9/15/2031	1,504,000	1,166,096
2.60%, 12/1/2024	1,288,000	1,228,610
2.60%, 12/15/2025	588,000	547,751
3.10%, 5/15/2030	1,554,000	1,306,215
5.10%, 12/15/2027 (a)	1,405,500	1,388,381
Global Payments, Inc.:
1.50%, 11/15/2024	911,000	847,667
2.15%, 1/15/2027	1,339,000	1,169,375
2.65%, 2/15/2025	1,457,000	1,371,911
2.90%, 5/15/2030	1,132,000	928,908
2.90%, 11/15/2031	1,306,000	1,032,145
3.20%, 8/15/2029	1,488,000	1,270,172
4.45%, 6/1/2028	866,000	805,700
4.80%, 4/1/2026	1,418,000	1,380,267
4.95%, 8/15/2027	933,000	907,053
5.30%, 8/15/2029	768,000	745,398
5.40%, 8/15/2032	993,000	946,706
GXO Logistics, Inc.:
1.65%, 7/15/2026	1,452,000	1,244,045
2.65%, 7/15/2031	726,000	538,148
Johns Hopkins University Series A, 4.71%, 7/1/2032	450,000	447,548
Leland Stanford Junior University 1.29%, 6/1/2027	691,000	598,123
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,288,000	1,020,418
3.25%, 1/15/2028	1,042,000	963,152
3.75%, 3/24/2025	518,000	504,133
4.25%, 2/1/2029	1,334,000	1,277,332
4.25%, 8/8/2032	1,016,000	950,163
PayPal Holdings, Inc.:
1.65%, 6/1/2025	1,145,000	1,061,678
2.30%, 6/1/2030	6,415,000	5,266,138
2.40%, 10/1/2024	1,189,000	1,139,026
2.65%, 10/1/2026	1,572,000	1,452,009
2.85%, 10/1/2029	1,681,000	1,463,714
3.90%, 6/1/2027 (a)	993,000	956,348
4.40%, 6/1/2032 (a)	1,310,000	1,234,020
Quanta Services, Inc.:
0.95%, 10/1/2024	803,000	739,049
2.35%, 1/15/2032	864,000	656,709
2.90%, 10/1/2030	1,197,000	985,550
RELX Capital, Inc.:
3.00%, 5/22/2030	1,223,000	1,041,458
4.00%, 3/18/2029	659,000	610,636
4.75%, 5/20/2032	880,000	843,946
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,201,000	923,677
2.45%, 3/1/2027 (d)	1,246,000	1,138,209
Security Description	Principal Amount	Value
2.50%, 12/1/2029	$ 932,000	$ 797,289
2.70%, 3/1/2029 (d)	1,593,000	1,401,553
2.90%, 3/1/2032 (d)	1,971,000	1,681,677
2.95%, 1/22/2027 (a)	452,000	422,860
4.25%, 5/1/2029 (d)	1,330,000	1,269,259
4.75%, 8/1/2028 (a) (d)	1,545,000	1,527,248
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	892,000	688,758
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,539,000	1,497,309
4.13%, 3/15/2029	763,000	711,826
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	276,042
Series 2020, 1.48%, 4/15/2030	714,000	570,479
		63,735,209
COMPUTERS — 2.5%
Amdocs, Ltd. 2.54%, 6/15/2030	981,000	795,522
Apple, Inc.:
0.55%, 8/20/2025 (a)	1,752,000	1,579,656
0.70%, 2/8/2026	3,447,000	3,063,073
1.13%, 5/11/2025	3,300,000	3,040,851
1.20%, 2/8/2028	3,063,000	2,600,548
1.25%, 8/20/2030	1,919,000	1,508,084
1.40%, 8/5/2028	2,970,000	2,516,570
1.65%, 5/11/2030	2,087,000	1,710,860
1.65%, 2/8/2031	3,873,000	3,117,533
1.70%, 8/5/2031 (a)	1,306,000	1,044,447
1.80%, 9/11/2024	928,000	883,809
2.05%, 9/11/2026	2,811,000	2,567,933
2.20%, 9/11/2029	2,198,000	1,898,852
2.45%, 8/4/2026	3,077,000	2,857,118
2.50%, 2/9/2025	912,000	871,991
2.75%, 1/13/2025	1,607,000	1,547,846
2.85%, 5/11/2024 (a)	1,669,000	1,625,539
2.90%, 9/12/2027	2,429,000	2,268,249
3.00%, 2/9/2024	2,297,000	2,252,277
3.00%, 6/20/2027	1,492,000	1,406,031
3.00%, 11/13/2027	1,826,000	1,706,032
3.20%, 5/13/2025	7,086,000	6,848,548
3.20%, 5/11/2027	2,327,000	2,208,858
3.25%, 2/23/2026	4,293,000	4,125,831
3.25%, 8/8/2029 (a)	3,246,000	3,007,159
3.35%, 2/9/2027 (a)	3,522,000	3,371,575
3.35%, 8/8/2032 (a)	1,876,000	1,703,952
3.45%, 5/6/2024 (a)	2,575,000	2,531,096
CGI, Inc.:
1.45%, 9/14/2026	579,000	511,240
2.30%, 9/14/2031	995,000	751,523

See accompanying notes to financial statements.
125

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	$ 917,000	$ 899,962
4.90%, 10/1/2026	1,786,000	1,759,460
5.30%, 10/1/2029	1,756,000	1,713,961
5.85%, 7/15/2025	1,417,000	1,434,670
6.02%, 6/15/2026	8,886,000	9,071,629
6.10%, 7/15/2027 (a)	707,000	726,570
6.20%, 7/15/2030	1,249,000	1,271,707
Dell, Inc. 7.10%, 4/15/2028	770,000	824,362
DXC Technology Co.:
1.80%, 9/15/2026	1,071,000	931,438
2.38%, 9/15/2028 (a)	1,337,000	1,124,243
Fortinet, Inc.:
1.00%, 3/15/2026	800,000	699,384
2.20%, 3/15/2031	1,216,000	935,031
Genpact Luxembourg SARL 3.38%, 12/1/2024	520,000	497,531
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,296,000	1,154,425
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,397,000	1,333,856
1.75%, 4/1/2026 (a)	1,177,000	1,057,888
4.90%, 10/15/2025	4,253,000	4,210,598
HP, Inc.:
1.45%, 6/17/2026 (a)	1,075,000	942,603
2.20%, 6/17/2025	1,053,000	985,471
2.65%, 6/17/2031	1,374,000	1,070,937
3.00%, 6/17/2027	465,000	424,726
3.40%, 6/17/2030	1,293,000	1,094,162
4.00%, 4/15/2029 (a)	2,729,000	2,498,672
4.20%, 4/15/2032 (a)	1,703,000	1,462,741
4.75%, 1/15/2028	1,584,000	1,538,492
International Business Machines Corp.:
1.95%, 5/15/2030	3,308,000	2,695,987
2.20%, 2/9/2027	1,328,000	1,194,576
2.72%, 2/9/2032 (a)	1,215,000	1,018,741
3.00%, 5/15/2024	3,675,000	3,577,539
3.30%, 5/15/2026	3,605,000	3,431,419
3.30%, 1/27/2027	847,000	797,611
3.45%, 2/19/2026	1,741,000	1,672,283
3.50%, 5/15/2029	4,354,000	4,000,455
3.63%, 2/12/2024	2,078,000	2,046,518
4.00%, 7/27/2025	1,025,000	1,007,206
4.15%, 7/27/2027	1,326,000	1,292,611
4.40%, 7/27/2032	1,360,000	1,295,604
6.22%, 8/1/2027	1,463,000	1,547,664
6.50%, 1/15/2028	714,000	764,230
7.00%, 10/30/2025	880,000	932,598
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	3,466,000	2,865,723
2.70%, 10/15/2028	918,000	691,015
Security Description	Principal Amount	Value
3.15%, 10/15/2031	$ 3,189,000	$ 2,130,954
Leidos, Inc.:
2.30%, 2/15/2031	25,000	19,132
3.63%, 5/15/2025	1,395,000	1,340,707
4.38%, 5/15/2030	1,405,000	1,268,476
NetApp, Inc.:
1.88%, 6/22/2025	1,231,000	1,134,453
2.70%, 6/22/2030	1,375,000	1,127,692
3.30%, 9/29/2024	893,000	864,522
Teledyne FLIR LLC 2.50%, 8/1/2030	907,000	733,346
Western Digital Corp.:
2.85%, 2/1/2029	1,424,000	1,101,322
3.10%, 2/1/2032	1,407,000	1,011,746
4.75%, 2/15/2026	2,964,000	2,788,383
		149,939,635
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co. Series MTN, 3.25%, 3/15/2024	827,000	813,851
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	678,000	547,926
2.00%, 12/1/2024	774,000	734,023
2.38%, 12/1/2029	1,168,000	1,002,856
2.60%, 4/15/2030	923,000	794,001
3.15%, 3/15/2027	443,000	419,751
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025	3,358,000	3,198,025
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (a)	970,000	941,104
3.38%, 3/24/2027	2,714,000	2,528,715
3.38%, 3/24/2029	7,091,000	6,379,560
3.63%, 3/24/2032	2,861,000	2,520,627
Procter & Gamble Co.:
0.55%, 10/29/2025	1,165,000	1,045,320
1.00%, 4/23/2026	416,000	372,757
1.20%, 10/29/2030 (a)	1,507,000	1,183,131
1.90%, 2/1/2027 (a)	624,000	567,971
1.95%, 4/23/2031 (a)	1,384,000	1,155,958
2.30%, 2/1/2032 (a)	1,518,000	1,276,532
2.45%, 11/3/2026	1,134,000	1,050,617
2.70%, 2/2/2026	2,249,000	2,134,099
2.80%, 3/25/2027	1,209,000	1,134,187
2.85%, 8/11/2027	613,000	573,737
3.00%, 3/25/2030	1,906,000	1,736,614
Unilever Capital Corp.:
1.38%, 9/14/2030	848,000	661,508
1.75%, 8/12/2031	452,000	356,732
2.00%, 7/28/2026 (a)	1,062,000	969,648
2.13%, 9/6/2029	1,158,000	978,695
2.60%, 5/5/2024	1,450,000	1,406,877
2.90%, 5/5/2027	1,184,000	1,106,531
3.25%, 3/7/2024	1,114,000	1,094,037

See accompanying notes to financial statements.
126

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/22/2025	$ 612,000	$ 595,721
3.50%, 3/22/2028	1,288,000	1,214,442
		40,495,553
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	200,000	187,732
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	4,113,000	3,798,109
2.45%, 10/29/2026	5,213,000	4,559,081
2.88%, 8/14/2024	1,267,000	1,198,734
3.00%, 10/29/2028	5,193,000	4,358,433
3.15%, 2/15/2024	1,295,000	1,255,995
3.30%, 1/30/2032	5,564,000	4,347,209
3.50%, 1/15/2025	1,401,000	1,337,745
3.65%, 7/21/2027	1,169,000	1,059,067
3.88%, 1/23/2028	1,303,000	1,175,606
4.45%, 10/1/2025	1,230,000	1,184,023
4.45%, 4/3/2026	1,682,000	1,612,567
4.63%, 10/15/2027	1,355,000	1,261,410
4.88%, 1/16/2024	1,243,000	1,231,154
6.50%, 7/15/2025	1,517,000	1,541,060
Series 3NC1, 1.75%, 10/29/2024	1,063,000	980,267
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	929,000	775,539
4.25%, 2/15/2024	382,000	377,424
Air Lease Corp.:
0.80%, 8/18/2024	707,000	651,776
1.88%, 8/15/2026	1,132,000	985,383
2.10%, 9/1/2028	323,000	263,629
2.20%, 1/15/2027	1,423,000	1,242,379
2.88%, 1/15/2032	1,256,000	1,001,924
3.13%, 12/1/2030	456,000	377,582
3.25%, 3/1/2025	898,000	852,750
3.25%, 10/1/2029	953,000	811,155
3.38%, 7/1/2025 (a)	764,000	720,513
3.63%, 4/1/2027	1,211,000	1,104,359
3.63%, 12/1/2027	721,000	652,577
4.25%, 9/15/2024	1,139,000	1,115,320
4.63%, 10/1/2028	1,251,000	1,171,712
5.85%, 12/15/2027 (a)	4,000,000	4,001,280
Series GMTN, 3.75%, 6/1/2026	1,263,000	1,183,191
Series MTN, 2.30%, 2/1/2025	1,261,000	1,175,630
Series MTN, 2.88%, 1/15/2026 (a)	1,729,000	1,600,933
Series MTN, 3.00%, 2/1/2030	1,281,000	1,071,697
Series MTN, 4.25%, 2/1/2024	568,000	558,157
Security Description	Principal Amount	Value
Aircastle, Ltd.:
4.13%, 5/1/2024	$ 1,511,000	$ 1,460,472
4.25%, 6/15/2026	267,000	251,375
Ally Financial, Inc.:
2.20%, 11/2/2028	1,109,000	867,537
3.88%, 5/21/2024	1,090,000	1,062,445
4.63%, 3/30/2025	806,000	786,833
4.75%, 6/9/2027	1,402,000	1,317,123
5.13%, 9/30/2024	728,000	721,827
5.80%, 5/1/2025	1,226,000	1,221,157
7.10%, 11/15/2027 (a)	1,831,000	1,866,759
8.00%, 11/1/2031	4,081,000	4,218,731
American Express Co.:
1.65%, 11/4/2026	1,478,000	1,309,878
2.25%, 3/4/2025	2,225,000	2,102,002
2.50%, 7/30/2024	3,101,000	2,984,061
2.55%, 3/4/2027	2,547,000	2,319,451
3.00%, 10/30/2024	2,056,000	1,990,249
3.13%, 5/20/2026	1,700,000	1,602,488
3.30%, 5/3/2027	2,024,000	1,893,412
3.38%, 5/3/2024	2,127,000	2,084,737
3.40%, 2/22/2024	906,000	889,855
3.63%, 12/5/2024	925,000	901,200
3.95%, 8/1/2025	3,415,000	3,346,700
4.05%, 5/3/2029 (a)	1,341,000	1,280,843
4.20%, 11/6/2025 (a)	1,258,000	1,243,269
5.85%, 11/5/2027	1,931,000	2,006,193
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	1,271,000	1,204,717
SOFR + 2.26%, 4.99%, 5/26/2033 (a) (b)	1,324,000	1,276,018
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,046,000	989,390
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	601,000	558,660
3.00%, 4/2/2025	564,000	540,340
3.70%, 10/15/2024	803,000	782,740
4.50%, 5/13/2032 (a)	775,000	748,859
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	787,000	667,714
BGC Partners, Inc. 3.75%, 10/1/2024	723,000	691,174
BlackRock, Inc.:
1.90%, 1/28/2031	1,357,000	1,098,030
2.10%, 2/25/2032	965,000	775,416
2.40%, 4/30/2030	1,404,000	1,198,679
3.20%, 3/15/2027	1,312,000	1,242,267
3.25%, 4/30/2029	1,316,000	1,215,852
3.50%, 3/18/2024	920,000	905,602
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	1,220,000	1,191,745

See accompanying notes to financial statements.
127

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance I UK PLC 2.34%, 1/30/2032	$ 496,000	$ 377,218
Brookfield Finance, Inc.:
2.72%, 4/15/2031	772,000	617,878
3.90%, 1/25/2028	1,508,000	1,386,757
4.00%, 4/1/2024	1,366,000	1,342,300
4.25%, 6/2/2026	994,000	958,405
4.35%, 4/15/2030	1,267,000	1,148,561
4.85%, 3/29/2029	1,347,000	1,286,412
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	1,236,000	1,155,821
Capital One Financial Corp.:
3.20%, 2/5/2025	1,262,000	1,215,205
3.30%, 10/30/2024	1,786,000	1,723,722
3.65%, 5/11/2027 (a)	1,448,000	1,363,075
3.75%, 4/24/2024	1,378,000	1,352,300
3.75%, 7/28/2026	1,828,000	1,725,723
3.75%, 3/9/2027 (a)	1,482,000	1,407,322
3.80%, 1/31/2028 (a)	1,760,000	1,648,645
3.90%, 1/29/2024	1,312,000	1,295,469
4.20%, 10/29/2025	1,729,000	1,671,200
4.25%, 4/30/2025	1,297,000	1,272,681
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	1,514,000	1,323,932
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	312,000	240,121
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	1,338,000	1,254,509
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,213,000	873,603
SOFR + 1.37%, 4.17%, 5/9/2025 (b)	1,155,000	1,128,146
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	1,398,000	1,197,960
SOFR + 2.06%, 4.93%, 5/10/2028 (a) (b)	1,982,000	1,919,904
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	4,186,000	4,106,340
SOFR + 2.37%, 5.27%, 5/10/2033 (b)	526,000	488,517
SOFR + 2.60%, 5.25%, 7/26/2030 (b)	1,078,000	1,028,337
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	636,000	494,821
3.00%, 3/16/2032	1,407,000	1,173,171
3.65%, 1/12/2027	498,000	476,486
Charles Schwab Corp:
2.75%, 10/1/2029	1,402,000	1,220,707
3.30%, 4/1/2027	639,000	605,165
3.63%, 4/1/2025	599,000	583,330
3.75%, 4/1/2024	844,000	831,019
Charles Schwab Corp.:
0.75%, 3/18/2024	1,448,000	1,376,338
0.90%, 3/11/2026	1,519,000	1,345,591
1.15%, 5/13/2026	1,003,000	891,647
Security Description	Principal Amount	Value
1.65%, 3/11/2031 (a)	$ 798,000	$ 620,700
1.95%, 12/1/2031	1,463,000	1,146,860
2.00%, 3/20/2028	1,782,000	1,564,061
2.30%, 5/13/2031	1,164,000	951,000
2.45%, 3/3/2027	2,024,000	1,849,875
2.90%, 3/3/2032	1,342,000	1,140,324
3.00%, 3/10/2025	546,000	524,821
3.20%, 3/2/2027	747,000	702,703
3.20%, 1/25/2028 (a)	499,000	465,313
3.25%, 5/22/2029	1,234,000	1,117,844
3.45%, 2/13/2026	1,007,000	974,474
3.55%, 2/1/2024	777,000	765,687
3.85%, 5/21/2025	772,000	753,850
4.00%, 2/1/2029	458,000	435,727
4.20%, 3/24/2025	1,104,000	1,091,911
4.63%, 3/22/2030	554,000	543,685
CI Financial Corp. 3.20%, 12/17/2030	1,100,000	835,956
CME Group, Inc.:
2.65%, 3/15/2032	285,000	239,004
3.00%, 3/15/2025	992,000	959,433
3.75%, 6/15/2028	903,000	870,492
Credit Suisse USA, Inc. 7.13%, 7/15/2032	260,000	262,673
Discover Financial Services:
3.75%, 3/4/2025	977,000	940,890
3.95%, 11/6/2024	1,137,000	1,107,029
4.10%, 2/9/2027	1,316,000	1,238,593
4.50%, 1/30/2026 (a)	804,000	779,092
6.70%, 11/29/2032	1,200,000	1,221,156
Eaton Vance Corp. 3.50%, 4/6/2027	1,399,000	1,302,623
Franklin Resources, Inc.:
1.60%, 10/30/2030	780,000	599,695
2.85%, 3/30/2025	376,000	358,351
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	572,000	430,379
2.10%, 6/15/2030	2,681,000	2,187,910
3.10%, 9/15/2027 (a)	1,309,000	1,214,935
3.65%, 5/23/2025	1,307,000	1,279,109
3.75%, 12/1/2025 (a)	1,627,000	1,584,194
3.75%, 9/21/2028 (a)	1,486,000	1,405,964
4.00%, 9/15/2027	1,778,000	1,717,566
4.35%, 6/15/2029	1,500,000	1,451,160
Invesco Finance PLC 3.75%, 1/15/2026	1,430,000	1,372,829
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	1,268,000	1,247,420
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,051,000	807,326
2.75%, 10/15/2032	1,554,000	1,166,914
4.15%, 1/23/2030	1,051,000	939,100
4.85%, 1/15/2027	1,265,000	1,243,381

See accompanying notes to financial statements.
128

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Group LLC 6.45%, 6/8/2027	$ 732,000	$ 758,740
Lazard Group LLC:
3.63%, 3/1/2027	634,000	587,439
3.75%, 2/13/2025	1,077,000	1,040,404
4.38%, 3/11/2029	959,000	885,876
4.50%, 9/19/2028	1,328,000	1,229,755
Legg Mason, Inc. 4.75%, 3/15/2026	890,000	891,139
Mastercard, Inc.:
1.90%, 3/15/2031	1,241,000	1,007,853
2.00%, 3/3/2025	1,129,000	1,069,795
2.00%, 11/18/2031 (a)	54,000	43,520
2.95%, 11/21/2026	1,258,000	1,187,024
2.95%, 6/1/2029	1,517,000	1,369,608
3.30%, 3/26/2027	1,289,000	1,228,443
3.35%, 3/26/2030 (a)	2,262,000	2,072,603
3.38%, 4/1/2024	1,269,000	1,245,942
3.50%, 2/26/2028	697,000	661,808
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	1,052,000	997,843
4.50%, 6/20/2028	1,450,000	1,412,155
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	967,000	739,784
3.85%, 6/30/2026	1,050,000	1,013,471
Nomura Holdings, Inc.:
1.65%, 7/14/2026	2,441,000	2,130,358
1.85%, 7/16/2025	1,924,000	1,751,417
2.17%, 7/14/2028	1,173,000	969,696
2.33%, 1/22/2027	1,222,000	1,071,217
2.61%, 7/14/2031	985,000	759,947
2.65%, 1/16/2025	1,928,000	1,820,938
2.68%, 7/16/2030	725,000	580,044
2.71%, 1/22/2029	512,000	427,028
3.00%, 1/22/2032 (a)	840,000	660,458
3.10%, 1/16/2030 (a)	1,699,000	1,414,146
5.10%, 7/3/2025	1,518,000	1,502,592
5.39%, 7/6/2027 (a)	1,291,000	1,273,752
5.61%, 7/6/2029 (a)	1,136,000	1,114,314
ORIX Corp.:
2.25%, 3/9/2031 (a)	852,000	670,805
3.25%, 12/4/2024	454,000	436,857
3.70%, 7/18/2027	718,000	672,098
4.00%, 4/13/2032	714,000	631,512
4.05%, 1/16/2024	594,000	585,482
5.00%, 9/13/2027 (a)	1,081,000	1,075,454
5.20%, 9/13/2032	1,881,000	1,838,358
Raymond James Financial, Inc. 4.65%, 4/1/2030	316,000	304,156
Stifel Financial Corp.:
4.00%, 5/15/2030	1,485,000	1,287,243
4.25%, 7/18/2024	867,000	849,946
Synchrony Financial:
2.88%, 10/28/2031	1,278,000	952,417
Security Description	Principal Amount	Value
3.70%, 8/4/2026	$ 896,000	$ 826,202
3.95%, 12/1/2027	1,432,000	1,278,303
4.25%, 8/15/2024	1,326,000	1,295,979
4.38%, 3/19/2024	1,283,000	1,259,624
4.50%, 7/23/2025	993,000	954,323
4.88%, 6/13/2025	922,000	899,466
5.15%, 3/19/2029	1,381,000	1,302,808
Visa, Inc.:
0.75%, 8/15/2027 (a)	399,000	340,427
1.10%, 2/15/2031 (a)	909,000	699,130
1.90%, 4/15/2027	1,692,000	1,526,759
2.05%, 4/15/2030 (a)	1,804,000	1,528,637
2.75%, 9/15/2027 (a)	1,506,000	1,396,303
3.15%, 12/14/2025	6,135,500	5,917,444
Western Union Co.:
1.35%, 3/15/2026 (a)	584,000	511,701
2.75%, 3/15/2031 (a)	1,236,000	935,170
2.85%, 1/10/2025	1,251,000	1,194,305
		262,421,535
ELECTRIC — 5.7%
AEP Texas, Inc.:
3.95%, 6/1/2028	748,000	701,048
4.70%, 5/15/2032	446,000	427,259
Series I, 2.10%, 7/1/2030	676,000	547,202
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,232,000	1,155,259
AES Corp.:
1.38%, 1/15/2026	1,244,000	1,108,441
2.45%, 1/15/2031	1,239,000	982,081
Alabama Power Co.:
3.05%, 3/15/2032	1,321,000	1,140,182
3.75%, 9/1/2027	355,000	340,978
3.94%, 9/1/2032	1,065,000	977,191
Series 20-A, 1.45%, 9/15/2030	1,253,000	975,711
Ameren Corp.:
1.75%, 3/15/2028	618,000	524,206
1.95%, 3/15/2027	1,111,000	977,702
2.50%, 9/15/2024	532,000	508,299
3.50%, 1/15/2031	921,000	813,022
3.65%, 2/15/2026	1,303,000	1,245,707
Ameren Illinois Co.:
1.55%, 11/15/2030	676,000	531,870
3.25%, 3/1/2025	444,000	429,055
3.80%, 5/15/2028	446,000	424,570
American Electric Power Co., Inc.:
2.03%, 3/15/2024	1,246,000	1,199,624
2.30%, 3/1/2030	1,518,000	1,242,726
3.20%, 11/13/2027	368,000	338,004
5.75%, 11/1/2027	6,183,000	6,363,111
5.95%, 11/1/2032	1,208,000	1,262,179
Series J, 4.30%, 12/1/2028	1,197,000	1,143,327
Series N, 1.00%, 11/1/2025 (a)	110,000	98,341

See accompanying notes to financial statements.
129

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Appalachian Power Co.:
3.40%, 6/1/2025	$ 1,094,000	$ 1,057,121
4.50%, 8/1/2032	1,355,000	1,268,090
Series AA, 2.70%, 4/1/2031	831,000	683,431
Series X, 3.30%, 6/1/2027	100,000	94,076
Arizona Public Service Co.:
2.20%, 12/15/2031	1,304,000	994,835
2.60%, 8/15/2029	999,000	836,613
2.95%, 9/15/2027	337,000	305,595
3.15%, 5/15/2025 (a)	518,000	494,571
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,228,000	997,111
4.00%, 10/15/2028	1,120,000	1,066,934
Avangrid, Inc.:
3.15%, 12/1/2024	771,000	739,042
3.20%, 4/15/2025	1,463,000	1,398,540
3.80%, 6/1/2029	806,000	732,243
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (a)	960,000	778,752
2.40%, 8/15/2026 (a)	433,000	399,559
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	681,000	526,849
3.25%, 4/15/2028	811,000	751,481
3.50%, 2/1/2025 (a)	518,000	508,148
3.70%, 7/15/2030	2,344,000	2,145,791
4.05%, 4/15/2025	980,000	965,908
Black Hills Corp.:
1.04%, 8/23/2024	449,000	419,079
2.50%, 6/15/2030	1,011,000	813,006
3.05%, 10/15/2029 (a)	959,000	814,450
3.15%, 1/15/2027	1,008,000	930,898
3.95%, 1/15/2026	462,000	441,931
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027 (a)	736,000	693,378
Series AE, 2.35%, 4/1/2031	100,000	83,054
Series AG, 3.00%, 3/1/2032	200,000	172,948
Series Z, 2.40%, 9/1/2026	1,263,000	1,156,213
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	582,000	517,055
2.50%, 9/1/2024	1,403,000	1,346,024
2.65%, 6/1/2031 (a)	812,000	669,185
2.95%, 3/1/2030	1,183,000	1,016,919
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,119,000	1,054,702
CMS Energy Corp.:
3.00%, 5/15/2026	818,000	762,188
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	449,000	389,692
Security Description	Principal Amount	Value
Commonwealth Edison Co.:
2.20%, 3/1/2030	$ 1,038,000	$ 870,010
2.55%, 6/15/2026	1,140,000	1,058,832
3.70%, 8/15/2028	1,015,000	956,262
Series 132, 3.15%, 3/15/2032 (a)	466,000	408,025
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (a)	897,000	803,201
Series A, 2.05%, 7/1/2031	723,000	582,991
Series A, 3.20%, 3/15/2027	235,000	220,888
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,245,000	1,021,298
3.80%, 5/15/2028 (a)	451,000	427,534
Series 20A, 3.35%, 4/1/2030	1,073,000	962,760
Series B, 3.13%, 11/15/2027	472,000	433,669
Series D, 4.00%, 12/1/2028 (a)	833,000	796,281
Constellation Energy Generation LLC 3.25%, 6/1/2025	988,000	946,158
Consumers Energy Co.:
3.60%, 8/15/2032	1,475,000	1,341,645
3.80%, 11/15/2028	164,000	155,423
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	690,000	555,774
Dominion Energy, Inc.:
3.07%, 8/15/2024 (b) (c)	1,255,000	1,209,305
3.90%, 10/1/2025	404,000	393,795
4.25%, 6/1/2028	677,000	645,459
4.35%, 8/15/2032 (a)	1,035,000	961,587
5.38%, 11/15/2032	1,096,000	1,088,986
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	443,000	415,937
Series A, 1.45%, 4/15/2026	806,000	718,227
Series A, 3.30%, 3/15/2025	958,000	919,881
Series B, 3.60%, 3/15/2027	737,000	693,546
Series C, 2.25%, 8/15/2031	1,019,000	809,453
Series C, 3.38%, 4/1/2030	1,564,000	1,377,931
Series D, 2.85%, 8/15/2026	889,000	821,116
DTE Electric Co.:
2.25%, 3/1/2030	1,534,000	1,293,423
3.38%, 3/1/2025	486,000	471,478
3.65%, 3/15/2024	457,000	449,441

See accompanying notes to financial statements.
130

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 1.90%, 4/1/2028	$ 621,000	$ 539,314
Series A, 3.00%, 3/1/2032	220,000	189,974
Series C, 2.63%, 3/1/2031	5,000	4,242
DTE Energy Co.:
2.85%, 10/1/2026	1,064,000	980,476
2.95%, 3/1/2030	658,000	559,399
4.22%, 11/1/2024 (c)	1,625,000	1,599,049
Series C, 2.53%, 10/1/2024 (c)	1,306,000	1,246,642
Series C, 3.40%, 6/15/2029	1,076,000	957,005
Series F, 1.05%, 6/1/2025	1,333,000	1,207,738
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,306,000	1,122,677
2.45%, 2/1/2030	1,392,000	1,187,306
2.55%, 4/15/2031	718,000	600,076
2.85%, 3/15/2032	786,000	664,060
2.95%, 12/1/2026	774,000	729,696
3.95%, 11/15/2028	1,885,000	1,810,505
Duke Energy Corp.:
0.90%, 9/15/2025	1,441,000	1,289,926
2.45%, 6/1/2030	1,464,000	1,205,282
2.55%, 6/15/2031	775,000	632,462
2.65%, 9/1/2026	1,708,000	1,577,936
3.15%, 8/15/2027	876,000	808,697
3.40%, 6/15/2029	1,047,000	939,410
4.30%, 3/15/2028	1,527,000	1,472,853
4.50%, 8/15/2032	941,000	884,258
5.00%, 12/8/2025	680,000	678,490
5.00%, 12/8/2027	1,675,000	1,665,938
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,078,000	791,565
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,558,000	1,241,399
3.20%, 1/15/2027	766,000	724,008
3.80%, 7/15/2028 (a)	614,000	583,011
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,180,000	965,252
3.65%, 2/1/2029	1,197,000	1,114,778
Duke Energy Progress LLC:
2.00%, 8/15/2031	698,000	552,411
3.25%, 8/15/2025	588,000	567,029
3.40%, 4/1/2032 (a)	781,000	691,099
3.45%, 3/15/2029 (a)	1,250,000	1,151,150
3.70%, 9/1/2028	632,000	594,876
Edison International:
3.55%, 11/15/2024	1,450,000	1,400,279
4.13%, 3/15/2028	1,424,000	1,321,273
4.70%, 8/15/2025	4,320,000	4,226,040
4.95%, 4/15/2025	733,000	723,750
5.75%, 6/15/2027	1,296,000	1,300,342
6.95%, 11/15/2029	466,000	488,228
Emera US Finance L.P.:
0.83%, 6/15/2024	1,537,000	1,438,140
2.64%, 6/15/2031	847,000	661,710
Security Description	Principal Amount	Value
3.55%, 6/15/2026	$ 798,000	$ 749,386
Enel Americas SA 4.00%, 10/25/2026 (a)	825,000	782,603
Enel Chile SA 4.88%, 6/12/2028	1,209,000	1,177,421
Enel Generacion Chile SA 4.25%, 4/15/2024	511,000	502,027
Entergy Arkansas LLC:
3.50%, 4/1/2026	434,000	417,217
4.00%, 6/1/2028	457,000	432,359
Entergy Corp.:
0.90%, 9/15/2025	1,243,000	1,107,637
1.90%, 6/15/2028 (a)	415,000	351,244
2.40%, 6/15/2031	808,000	640,469
2.80%, 6/15/2030	790,000	664,951
2.95%, 9/1/2026	1,246,000	1,159,777
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	741,000	745,653
Entergy Louisiana LLC:
0.95%, 10/1/2024	1,546,000	1,440,393
1.60%, 12/15/2030	164,000	125,862
2.40%, 10/1/2026	443,000	402,953
3.05%, 6/1/2031	439,000	375,881
3.12%, 9/1/2027	68,000	62,753
3.25%, 4/1/2028	362,000	329,829
5.40%, 11/1/2024	616,000	621,347
Entergy Mississippi LLC 2.85%, 6/1/2028	1,473,000	1,307,729
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,129,000	883,826
4.00%, 3/30/2029 (a)	1,125,000	1,062,754
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	1,007,000	926,218
3.10%, 4/1/2027	413,000	385,007
Evergy Metro, Inc.:
3.65%, 8/15/2025	400,000	387,468
Series 2020, 2.25%, 6/1/2030	1,263,000	1,040,144
Evergy, Inc.:
2.45%, 9/15/2024	837,000	795,259
2.90%, 9/15/2029	789,000	682,075
Eversource Energy:
2.55%, 3/15/2031	453,000	372,833
2.90%, 3/1/2027	1,226,000	1,129,833
4.20%, 6/27/2024	1,107,000	1,094,170
4.60%, 7/1/2027	1,266,000	1,248,896
Series L, 2.90%, 10/1/2024	325,000	313,401
Series M, 3.30%, 1/15/2028	5,000	4,612
Series O, 4.25%, 4/1/2029	831,000	785,303
Series Q, 0.80%, 8/15/2025	477,000	425,541
Series R, 1.65%, 8/15/2030	1,131,000	879,726

See accompanying notes to financial statements.
131

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series U, 1.40%, 8/15/2026	$ 1,187,000	$ 1,043,005
Exelon Corp.:
3.35%, 3/15/2032	1,063,000	923,208
3.40%, 4/15/2026	1,288,000	1,224,064
4.05%, 4/15/2030	1,359,000	1,265,691
Florida Power & Light Co.:
2.45%, 2/3/2032	1,823,000	1,523,955
2.85%, 4/1/2025	2,893,000	2,772,073
3.13%, 12/1/2025	1,594,000	1,538,497
3.25%, 6/1/2024	1,144,000	1,117,585
Fortis, Inc. 3.06%, 10/4/2026	1,158,000	1,075,666
Georgia Power Co.:
3.25%, 4/1/2026	806,000	762,476
3.25%, 3/30/2027	1,339,000	1,237,959
4.70%, 5/15/2032	1,341,000	1,291,463
Series B, 2.65%, 9/15/2029	540,000	460,420
Gulf Power Co. Series A, 3.30%, 5/30/2027	614,000	578,836
Iberdrola International B.V. 5.81%, 3/15/2025	576,000	585,107
Indiana Michigan Power Co. 3.85%, 5/15/2028	594,000	559,887
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,597,000	1,299,383
3.25%, 12/1/2024	411,000	397,042
3.60%, 4/1/2029	838,000	763,267
4.10%, 9/26/2028	1,236,000	1,176,573
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	776,000	752,324
4.25%, 5/1/2030	838,000	744,932
ITC Holdings Corp.:
3.25%, 6/30/2026	1,246,000	1,167,913
3.35%, 11/15/2027 (a)	84,000	77,273
3.65%, 6/15/2024	1,063,000	1,036,531
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	458,000	438,100
MidAmerican Energy Co.:
3.10%, 5/1/2027	1,280,000	1,199,168
3.50%, 10/15/2024	702,000	685,496
3.65%, 4/15/2029 (a)	941,000	882,366
6.75%, 12/30/2031	1,411,000	1,587,446
Mississippi Power Co. 3.95%, 3/30/2028	321,000	301,165
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	1,075,000	1,021,207
1.00%, 6/15/2026	451,000	398,017
1.35%, 3/15/2031	566,000	418,693
2.40%, 3/15/2030	1,406,000	1,167,950
2.85%, 1/27/2025	286,000	274,714
2.95%, 2/7/2024	450,000	439,812
Security Description	Principal Amount	Value
3.05%, 4/25/2027	$ 1,200,000	$ 1,113,972
3.40%, 2/7/2028 (a)	1,004,000	930,808
3.45%, 6/15/2025	1,147,000	1,105,926
3.70%, 3/15/2029	498,000	458,220
3.90%, 11/1/2028 (a)	1,340,000	1,258,367
4.80%, 3/15/2028	2,500,000	2,483,975
5.45%, 10/30/2025	1,656,000	1,677,810
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	425,000	383,614
Series C, 8.00%, 3/1/2032	147,000	173,235
Series D, 1.00%, 10/18/2024	955,000	884,129
Series MTN, 1.65%, 6/15/2031 (a)	444,000	337,986
Series MTN, 3.25%, 11/1/2025	1,137,000	1,083,095
Nevada Power Co. Series DD, 2.40%, 5/1/2030	1,333,000	1,119,333
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,596,000	1,413,386
1.90%, 6/15/2028	1,639,000	1,402,623
2.25%, 6/1/2030	2,883,000	2,372,940
2.44%, 1/15/2032 (a)	958,000	772,081
2.75%, 11/1/2029	3,736,000	3,232,910
2.94%, 3/21/2024	539,000	524,986
3.50%, 4/1/2029	1,477,000	1,343,804
3.55%, 5/1/2027	2,133,000	2,011,675
4.20%, 6/20/2024	1,235,000	1,220,921
4.26%, 9/1/2024	1,308,000	1,292,252
4.45%, 6/20/2025 (a)	1,423,000	1,407,190
4.63%, 7/15/2027	1,223,000	1,206,074
5.00%, 7/15/2032	1,001,000	985,124
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b)	446,000	366,175
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (b)	450,000	410,247
NSTAR Electric Co.:
1.95%, 8/15/2031	965,000	765,814
3.25%, 5/15/2029	670,000	608,675
3.95%, 4/1/2030	601,000	564,621
Ohio Power Co. Series P, 2.60%, 4/1/2030	1,418,000	1,203,414
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	444,000	385,783
3.30%, 3/15/2030	587,000	515,345
3.80%, 8/15/2028	464,000	435,144
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	1,166,000	1,039,209
2.75%, 6/1/2024	925,000	895,613
2.75%, 5/15/2030 (a)	1,185,000	1,032,490

See accompanying notes to financial statements.
132

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 4/1/2025	$ 440,000	$ 422,277
3.70%, 11/15/2028	578,000	545,389
4.15%, 6/1/2032 (d)	383,000	363,869
4.55%, 9/15/2032 (d)	1,371,000	1,341,894
5.75%, 3/15/2029	957,000	992,514
7.00%, 5/1/2032	1,079,000	1,216,173
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,279,000	1,095,131
2.50%, 2/1/2031	2,214,000	1,721,363
2.95%, 3/1/2026	1,097,000	1,008,692
3.00%, 6/15/2028	879,000	761,952
3.15%, 1/1/2026	2,463,000	2,290,147
3.25%, 2/16/2024	1,195,000	1,165,460
3.25%, 6/1/2031	1,076,000	874,670
3.30%, 3/15/2027	626,000	559,976
3.30%, 12/1/2027	1,091,507	965,067
3.40%, 8/15/2024	686,000	659,232
3.45%, 7/1/2025	1,304,000	1,237,027
3.50%, 6/15/2025	434,000	410,265
3.75%, 2/15/2024	808,000	791,194
3.75%, 7/1/2028	996,500	886,397
4.20%, 3/1/2029	918,000	821,105
4.40%, 3/1/2032	1,336,000	1,168,866
4.55%, 7/1/2030	4,114,115	3,729,486
4.65%, 8/1/2028	644,000	592,210
4.95%, 6/8/2025	1,261,000	1,242,009
5.45%, 6/15/2027	1,513,000	1,498,157
5.90%, 6/15/2032	996,000	972,604
PacifiCorp:
2.70%, 9/15/2030	335,000	287,852
3.50%, 6/15/2029	1,126,000	1,037,519
3.60%, 4/1/2024	39,000	38,329
7.70%, 11/15/2031	1,415,000	1,652,946
PECO Energy Co. 3.15%, 10/15/2025 (a)	1,328,000	1,275,637
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,192,000	1,085,972
Potomac Electric Power Co. 3.60%, 3/15/2024 (a)	501,000	492,413
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,261,000	1,180,044
4.13%, 4/15/2030	446,000	413,540
Progress Energy, Inc.:
7.00%, 10/30/2031	1,155,000	1,258,985
7.75%, 3/1/2031	1,411,000	1,598,889
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	979,000	779,470
3.70%, 6/15/2028 (a)	273,000	260,038
Series 35, 1.90%, 1/15/2031	1,001,000	802,602
Series 38, 4.10%, 6/1/2032	215,000	201,816
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	781,000	640,896
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
4.90%, 12/15/2032 (a)	$ 750,000	$ 751,598
Series MTN, 0.95%, 3/15/2026	824,000	731,572
Series MTN, 1.90%, 8/15/2031	77,000	61,397
Series MTN, 2.25%, 9/15/2026	119,000	108,251
Series MTN, 2.45%, 1/15/2030	1,199,000	1,027,447
Series MTN, 3.00%, 5/15/2027	430,000	401,728
Series MTN, 3.20%, 5/15/2029	574,000	520,652
Series MTN, 3.65%, 9/1/2028	1,269,000	1,193,634
Series MTN, 3.70%, 5/1/2028	221,000	210,544
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025 (a)	1,242,000	1,115,080
1.60%, 8/15/2030	796,000	618,396
2.45%, 11/15/2031	689,000	551,875
2.88%, 6/15/2024 (a)	1,225,000	1,184,330
5.85%, 11/15/2027	1,432,000	1,475,132
Puget Energy, Inc.:
2.38%, 6/15/2028	977,000	833,020
3.65%, 5/15/2025	668,000	637,539
4.10%, 6/15/2030	701,000	627,171
4.22%, 3/15/2032 (a)	781,000	694,996
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	1,199,000	1,111,785
Series VVV, 1.70%, 10/1/2030	654,000	518,288
Series XXX, 3.00%, 3/15/2032	915,000	782,417
Sempra Energy:
3.25%, 6/15/2027	1,148,000	1,061,533
3.30%, 4/1/2025	1,389,000	1,333,371
3.40%, 2/1/2028	922,000	856,722
3.70%, 4/1/2029	1,552,000	1,416,029
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,292,000	1,017,385
Southern California Edison Co.:
2.25%, 6/1/2030	522,000	430,671
2.75%, 2/1/2032	113,000	94,676
2.85%, 8/1/2029 (a)	1,329,000	1,155,167
5.85%, 11/1/2027	966,000	997,443
5.95%, 11/1/2032	1,386,000	1,467,649
6.65%, 4/1/2029	559,000	575,966
Series 20C, 1.20%, 2/1/2026	378,000	334,836
Series A, 4.20%, 3/1/2029	616,000	586,007
Series B, 3.65%, 3/1/2028	590,000	550,901

See accompanying notes to financial statements.
133

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.20%, 6/1/2025 (a)	$ 1,210,000	$ 1,185,752
Series D, 4.70%, 6/1/2027	1,320,000	1,298,220
Series E, 3.70%, 8/1/2025	1,434,000	1,388,901
Series K, 0.98%, 8/1/2024	1,236,000	1,156,439
Southern Co.:
3.25%, 7/1/2026	1,943,000	1,830,306
4.48%, 8/1/2024 (b) (c)	1,030,000	1,017,074
5.11%, 8/1/2027	1,007,000	1,004,472
5.15%, 10/6/2025 (a)	1,084,000	1,091,924
5.70%, 10/15/2032	1,923,000	1,964,883
Series 21-A, 0.60%, 2/26/2024	554,000	524,793
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	1,509,000	1,221,430
Series 21-B, 1.75%, 3/15/2028	1,101,000	926,690
Series A, 3.70%, 4/30/2030 (a)	803,000	725,422
Southern Power Co.:
0.90%, 1/15/2026	652,000	573,121
4.15%, 12/1/2025	198,000	194,357
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	567,000	519,888
Series M, 4.10%, 9/15/2028	613,000	581,829
Series N, 1.65%, 3/15/2026	1,308,000	1,172,138
Tampa Electric Co. 2.40%, 3/15/2031	1,328,000	1,075,560
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,155,000	885,700
3.05%, 3/15/2025	681,000	652,500
Union Electric Co.:
2.95%, 6/15/2027	478,000	445,228
2.95%, 3/15/2030	470,000	412,256
3.50%, 3/15/2029	1,429,000	1,322,339
Virginia Electric & Power Co.:
2.30%, 11/15/2031	749,000	602,990
2.40%, 3/30/2032 (a)	403,000	325,922
3.45%, 2/15/2024	432,000	424,794
Series A, 2.88%, 7/15/2029	1,284,000	1,129,881
Series A, 3.10%, 5/15/2025	1,291,000	1,239,709
Series A, 3.15%, 1/15/2026	769,000	733,372
Series A, 3.50%, 3/15/2027	1,598,000	1,513,674
Series B, 2.95%, 11/15/2026	1,322,000	1,235,369
Series B, 3.75%, 5/15/2027	1,040,000	994,469
Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
0.80%, 3/15/2024	$ 636,000	$ 602,655
1.38%, 10/15/2027	428,000	363,684
1.80%, 10/15/2030	482,000	377,208
2.20%, 12/15/2028	684,000	579,163
5.00%, 9/27/2025	1,123,000	1,124,819
5.15%, 10/1/2027	836,000	846,266
Wisconsin Electric Power Co.:
1.70%, 6/15/2028 (a)	455,000	387,401
4.75%, 9/30/2032	1,223,000	1,201,720
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	658,000	518,465
3.00%, 7/1/2029	584,000	516,618
3.05%, 10/15/2027	1,208,000	1,113,643
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,121,000	1,132,972
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,445,000	1,267,424
2.35%, 11/15/2031	112,000	89,384
2.60%, 12/1/2029	1,318,000	1,125,730
3.30%, 6/1/2025	628,000	602,635
3.35%, 12/1/2026	1,116,000	1,050,457
3.40%, 6/1/2030	982,000	875,895
4.00%, 6/15/2028 (a)	687,000	658,057
4.60%, 6/1/2032	1,131,000	1,083,758
		339,069,999
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	822,000	631,608
Emerson Electric Co.:
0.88%, 10/15/2026	1,264,000	1,095,155
1.80%, 10/15/2027	30,000	26,215
1.95%, 10/15/2030	1,317,000	1,066,375
2.00%, 12/21/2028	1,156,000	983,455
2.20%, 12/21/2031	931,000	752,583
3.15%, 6/1/2025	739,000	714,532
		5,269,923
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	747,000	603,740
2.30%, 3/12/2031	875,000	708,041
2.75%, 9/15/2029	724,000	623,465
3.05%, 9/22/2026	631,000	586,477
Allegion PLC 3.50%, 10/1/2029	544,000	468,906
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	685,000	662,957
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	744,000	714,515
3.55%, 10/1/2027	1,297,000	1,176,729
Amphenol Corp.:
2.05%, 3/1/2025	641,000	601,617
2.20%, 9/15/2031	1,382,000	1,094,986

See accompanying notes to financial statements.
134

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 2/15/2030	$ 489,000	$ 417,978
3.20%, 4/1/2024	876,000	856,132
4.35%, 6/1/2029	799,000	761,839
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,071,000	843,755
3.88%, 1/12/2028	1,032,000	939,450
4.00%, 4/1/2025	1,139,000	1,098,440
Avnet, Inc.:
3.00%, 5/15/2031	763,000	590,417
4.63%, 4/15/2026	522,000	502,195
5.50%, 6/1/2032	942,000	867,799
Flex, Ltd.:
3.75%, 2/1/2026	1,187,000	1,117,739
4.75%, 6/15/2025	892,000	873,134
4.88%, 6/15/2029	1,153,000	1,084,177
4.88%, 5/12/2030	929,000	868,773
6.00%, 1/15/2028	1,225,000	1,223,175
Fortive Corp. 3.15%, 6/15/2026	1,296,000	1,211,073
Honeywell International, Inc.:
1.10%, 3/1/2027	1,324,000	1,154,025
1.35%, 6/1/2025	1,486,000	1,374,728
1.75%, 9/1/2031	1,657,000	1,312,725
1.95%, 6/1/2030	452,000	373,890
2.30%, 8/15/2024	1,457,000	1,399,755
2.50%, 11/1/2026	1,675,000	1,546,293
2.70%, 8/15/2029	1,318,000	1,171,122
4.85%, 11/1/2024	2,966,000	2,976,381
Hubbell, Inc.:
2.30%, 3/15/2031	821,000	653,779
3.15%, 8/15/2027	778,000	709,450
3.35%, 3/1/2026	723,000	687,645
Jabil, Inc.:
1.70%, 4/15/2026	472,000	417,597
3.00%, 1/15/2031	1,017,000	841,232
3.60%, 1/15/2030	701,000	614,518
3.95%, 1/12/2028	702,000	653,857
4.25%, 5/15/2027	839,000	793,996
Keysight Technologies, Inc.:
3.00%, 10/30/2029	885,000	767,711
4.60%, 4/6/2027	1,091,000	1,067,729
Legrand France SA 8.50%, 2/15/2025 (a)	651,000	702,449
TD SYNNEX Corp.:
1.25%, 8/9/2024	803,000	745,369
1.75%, 8/9/2026	1,332,000	1,132,160
2.38%, 8/9/2028	1,175,000	952,267
2.65%, 8/9/2031	2,355,000	1,780,945
Trimble, Inc.:
4.75%, 12/1/2024	384,000	379,926
4.90%, 6/15/2028	1,467,000	1,408,481
Tyco Electronics Group SA:
2.50%, 2/4/2032	659,000	543,003
3.13%, 8/15/2027	1,062,000	979,780
3.45%, 8/1/2024	998,000	973,709
Security Description	Principal Amount	Value
3.70%, 2/15/2026	$ 1,384,000	$ 1,332,501
Vontier Corp.:
1.80%, 4/1/2026	1,292,000	1,092,980
2.40%, 4/1/2028	1,217,000	960,712
2.95%, 4/1/2031	1,391,000	1,011,466
		53,009,690
ENTERTAINMENT — 0.4%
WarnerMedia Holdings, Inc.:
3.43%, 3/15/2024 (d)	2,253,000	2,186,672
3.64%, 3/15/2025 (d)	7,087,000	6,740,871
3.76%, 3/15/2027 (a) (d)	5,952,000	5,371,918
3.79%, 3/15/2025 (d)	985,000	941,778
4.05%, 3/15/2029 (d)	1,760,000	1,525,409
4.28%, 3/15/2032 (d)	6,807,000	5,612,508
		22,379,156
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	745,000	664,466
1.45%, 2/15/2031	927,000	711,899
2.30%, 3/1/2030	976,000	817,107
2.50%, 8/15/2024	583,000	558,829
2.90%, 7/1/2026	667,000	622,605
3.20%, 3/15/2025	780,000	747,887
3.38%, 11/15/2027	1,077,000	1,004,744
3.95%, 5/15/2028	794,000	755,936
Waste Connections, Inc.:
2.20%, 1/15/2032	82,000	65,230
2.60%, 2/1/2030	1,211,000	1,031,336
3.20%, 6/1/2032	906,000	775,536
3.50%, 5/1/2029	1,265,000	1,157,867
4.25%, 12/1/2028	890,000	851,445
Waste Management, Inc.:
0.75%, 11/15/2025	1,427,000	1,277,679
1.15%, 3/15/2028	728,000	607,203
1.50%, 3/15/2031 (a)	1,369,000	1,068,628
2.00%, 6/1/2029 (a)	674,000	570,244
3.13%, 3/1/2025 (a)	455,000	439,721
3.15%, 11/15/2027 (a)	428,000	399,431
4.15%, 4/15/2032	1,098,000	1,043,945
		15,171,738
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	789,000	820,568
Bestfoods Series E, 7.25%, 12/15/2026	622,000	678,894
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	894,000	742,324
3.30%, 3/19/2025	813,000	782,504
3.95%, 3/15/2025	1,275,000	1,245,548
4.15%, 3/15/2028	431,000	411,980
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,393,000	1,158,795

See accompanying notes to financial statements.
135

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 5/1/2024	$ 1,277,000	$ 1,258,918
4.60%, 11/1/2025	1,441,000	1,417,627
4.85%, 11/1/2028	1,763,000	1,715,716
7.00%, 10/1/2028	1,018,000	1,085,351
8.25%, 9/15/2030	1,366,000	1,550,355
Flowers Foods, Inc.:
2.40%, 3/15/2031	671,000	539,659
3.50%, 10/1/2026	516,000	485,912
General Mills, Inc.:
2.25%, 10/14/2031	1,340,000	1,074,667
2.88%, 4/15/2030	715,000	619,533
3.20%, 2/10/2027 (a)	1,144,000	1,083,242
4.00%, 4/17/2025	1,271,000	1,241,970
5.24%, 11/18/2025	1,046,000	1,049,232
Hershey Co.:
0.90%, 6/1/2025	1,295,000	1,184,109
1.70%, 6/1/2030	760,000	609,383
2.05%, 11/15/2024 (a)	511,000	486,390
2.30%, 8/15/2026	882,000	809,967
2.45%, 11/15/2029	435,000	374,235
Hormel Foods Corp.:
0.65%, 6/3/2024	889,000	838,318
1.70%, 6/3/2028	446,000	385,447
1.80%, 6/11/2030	617,000	503,096
Ingredion, Inc.:
2.90%, 6/1/2030	1,570,000	1,329,978
3.20%, 10/1/2026	901,000	843,778
J M Smucker Co.:
2.13%, 3/15/2032	200,000	155,308
3.50%, 3/15/2025	1,067,000	1,032,621
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
2.50%, 1/15/2027 (d)	50,000	43,748
3.00%, 2/2/2029 (d)	181,000	149,647
3.00%, 5/15/2032 (d)	5,788,000	4,440,264
3.63%, 1/15/2032 (d)	250,000	203,658
3.75%, 12/1/2031 (d)	664,000	541,678
5.13%, 2/1/2028 (d)	1,295,000	1,225,005
5.50%, 1/15/2030 (d)	799,000	759,609
JM Smucker Co.:
2.38%, 3/15/2030	1,355,000	1,121,398
3.38%, 12/15/2027	1,517,000	1,403,073
Kellogg Co.:
2.10%, 6/1/2030 (a)	899,000	729,062
3.25%, 4/1/2026 (a)	960,000	914,016
3.40%, 11/15/2027	1,303,000	1,212,038
4.30%, 5/15/2028 (a)	845,000	821,534
Series B, 7.45%, 4/1/2031	1,074,000	1,222,083
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,401,000	2,248,705
3.75%, 4/1/2030	808,000	736,403
4.25%, 3/1/2031	1,824,000	1,702,741
4.63%, 1/30/2029	8,000	7,906
6.75%, 3/15/2032	1,034,000	1,122,945
Security Description	Principal Amount	Value
Kroger Co.:
1.70%, 1/15/2031 (a)	$ 25,000	$ 19,283
2.20%, 5/1/2030	946,000	765,465
2.65%, 10/15/2026	1,232,000	1,131,087
3.50%, 2/1/2026	3,575,000	3,412,731
3.70%, 8/1/2027 (a)	654,000	618,010
4.00%, 2/1/2024	918,000	906,837
4.50%, 1/15/2029 (a)	1,207,000	1,164,502
7.50%, 4/1/2031	575,000	648,617
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,322,000	1,160,716
1.85%, 2/15/2031 (a)	986,000	762,858
2.50%, 4/15/2030	1,580,000	1,319,316
3.40%, 8/15/2027	754,000	703,618
Mondelez International, Inc.:
1.50%, 5/4/2025	1,322,000	1,225,335
1.50%, 2/4/2031	758,000	582,955
2.63%, 3/17/2027	1,512,000	1,373,123
2.75%, 4/13/2030	1,657,000	1,427,936
3.00%, 3/17/2032 (a)	1,159,000	988,233
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (d)	2,298,000	1,796,255
4.25%, 4/15/2031 (d)	100,000	83,765
Sysco Corp.:
2.40%, 2/15/2030	1,188,000	987,382
2.45%, 12/14/2031	779,000	625,179
3.25%, 7/15/2027 (a)	681,000	630,211
3.30%, 7/15/2026	1,226,000	1,157,884
3.75%, 10/1/2025	1,366,000	1,321,509
5.95%, 4/1/2030	1,542,000	1,598,992
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,557,000	1,457,679
3.95%, 8/15/2024	1,399,000	1,376,420
4.00%, 3/1/2026	1,408,000	1,362,156
4.35%, 3/1/2029	1,515,000	1,446,446
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,509
		80,214,947
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	1,338,000	1,254,883
4.50%, 8/1/2024	798,000	785,982
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	708,000	688,863
5.50%, 1/17/2027	907,000	910,347
Georgia-Pacific LLC:
7.75%, 11/15/2029	655,000	743,032
8.88%, 5/15/2031	705,000	861,743
Suzano Austria GmbH:
2.50%, 9/15/2028	666,000	559,760
3.75%, 1/15/2031	1,497,000	1,253,183
5.00%, 1/15/2030	970,000	910,461
6.00%, 1/15/2029	1,909,000	1,904,189

See accompanying notes to financial statements.
136

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series DM3N, 3.13%, 1/15/2032	$ 1,932,000	$ 1,508,815
		11,381,258
GAS — 0.4%
Atmos Energy Corp.:
1.50%, 1/15/2031	846,000	658,966
2.63%, 9/15/2029	805,000	699,159
3.00%, 6/15/2027	730,000	681,375
5.45%, 10/15/2032 (a)	558,000	578,741
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	434,000	343,936
4.00%, 4/1/2028	449,000	427,641
4.40%, 7/1/2032 (a)	535,000	513,964
Eastern Energy Gas Holdings LLC:
3.60%, 12/15/2024	454,000	440,185
Series A, 2.50%, 11/15/2024	680,000	648,380
Series B, 3.00%, 11/15/2029	373,000	317,501
National Fuel Gas Co.:
2.95%, 3/1/2031	687,000	539,096
3.95%, 9/15/2027	702,000	649,097
4.75%, 9/1/2028	611,000	578,232
5.20%, 7/15/2025	588,000	584,413
5.50%, 1/15/2026	1,348,000	1,344,064
NiSource, Inc.:
0.95%, 8/15/2025	2,219,000	2,001,516
1.70%, 2/15/2031	603,000	459,239
2.95%, 9/1/2029	1,332,000	1,157,042
3.49%, 5/15/2027	1,010,000	951,986
3.60%, 5/1/2030	1,377,000	1,227,678
ONE Gas, Inc.:
1.10%, 3/11/2024	656,000	629,137
2.00%, 5/15/2030	37,000	30,024
3.61%, 2/1/2024	654,000	640,586
4.25%, 9/1/2032 (a)	453,000	427,034
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	546,000	445,885
3.50%, 6/1/2029	809,000	743,115
Southern California Gas Co.:
2.95%, 4/15/2027	442,000	408,417
3.15%, 9/15/2024	524,000	509,988
3.20%, 6/15/2025	655,000	632,023
Series TT, 2.60%, 6/15/2026	1,464,000	1,356,264
Series XX, 2.55%, 2/1/2030	1,194,000	1,016,404
Southern Co. Gas Capital Corp.:
3.25%, 6/15/2026	527,000	492,513
5.15%, 9/15/2032	1,837,000	1,804,650
Security Description	Principal Amount	Value
Southwest Gas Corp.:
2.20%, 6/15/2030	$ 1,052,000	$ 821,317
3.70%, 4/1/2028	450,000	412,479
4.05%, 3/15/2032	781,000	684,875
5.80%, 12/1/2027	525,000	534,571
		26,391,493
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	695,000	541,315
4.63%, 6/15/2028	915,000	859,496
Snap-on, Inc. 3.25%, 3/1/2027	676,000	639,347
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	1,560,000	1,283,708
3.00%, 5/15/2032 (a)	797,000	672,811
3.40%, 3/1/2026	1,338,000	1,274,793
4.25%, 11/15/2028	1,121,000	1,070,185
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (a) (b)	252,000	216,602
		6,558,257
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,030,000	875,943
1.40%, 6/30/2030	1,400,000	1,113,378
2.95%, 3/15/2025	983,000	949,529
3.75%, 11/30/2026 (a)	2,179,000	2,123,762
3.88%, 9/15/2025	712,000	698,693
Baxter International, Inc.:
1.32%, 11/29/2024	1,455,000	1,354,620
1.73%, 4/1/2031 (a)	1,207,000	921,931
1.92%, 2/1/2027	1,123,000	997,314
2.27%, 12/1/2028 (a)	1,493,000	1,274,350
2.54%, 2/1/2032	1,473,000	1,173,244
2.60%, 8/15/2026	1,270,000	1,173,772
3.95%, 4/1/2030	1,261,000	1,150,032
Boston Scientific Corp.:
1.90%, 6/1/2025	590,000	551,025
2.65%, 6/1/2030 (a)	1,205,000	1,033,806
3.45%, 3/1/2024	1,331,000	1,305,059
Danaher Corp. 3.35%, 9/15/2025 (a)	305,000	293,636
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	791,000	655,146
DH Europe Finance II SARL:
2.20%, 11/15/2024	1,029,000	979,742
2.60%, 11/15/2029 (a)	1,090,000	953,619
Edwards Lifesciences Corp. 4.30%, 6/15/2028	17,000	16,275
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (d)	2,146,000	2,152,889
5.60%, 11/15/2025 (d)	2,382,000	2,396,411
5.65%, 11/15/2027 (d)	2,393,000	2,428,105
5.86%, 3/15/2030 (d)	5,632,000	5,771,110

See accompanying notes to financial statements.
137

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.91%, 11/22/2032 (a) (d)	$ 3,364,000	$ 3,490,318
PerkinElmer, Inc.:
0.85%, 9/15/2024	1,414,000	1,311,598
1.90%, 9/15/2028	949,000	786,882
2.25%, 9/15/2031	530,000	414,990
2.55%, 3/15/2031	620,000	500,799
3.30%, 9/15/2029	1,369,000	1,193,576
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,488,000	1,167,976
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,392,000	1,130,930
Stryker Corp.:
1.15%, 6/15/2025	982,000	898,304
1.95%, 6/15/2030	1,245,000	1,013,119
3.38%, 5/15/2024	980,000	956,431
3.38%, 11/1/2025	1,406,000	1,359,953
3.50%, 3/15/2026	1,523,000	1,461,197
3.65%, 3/7/2028	655,000	622,178
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	3,421,000	3,210,643
1.75%, 10/15/2028	910,000	771,698
2.60%, 10/1/2029 (a)	1,548,000	1,364,608
4.80%, 11/21/2027	1,519,000	1,526,595
4.95%, 11/21/2032	972,000	988,330
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,203,000	1,119,596
2.60%, 11/24/2031	1,165,000	941,681
3.05%, 1/15/2026	576,000	543,116
3.55%, 4/1/2025	936,000	903,568
		60,021,477
HEALTH CARE SERVICES — 2.4%
Adventist Health System 2.95%, 3/1/2029	508,000	432,156
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	1,251,000	1,168,371
Series 2020, 2.21%, 6/15/2030	1,166,000	960,469
Aetna, Inc. 3.50%, 11/15/2024	1,076,000	1,046,173
Ascension Health Series B, 2.53%, 11/15/2029	1,286,000	1,101,742
Banner Health:
1.90%, 1/1/2031	75,000	59,108
2.34%, 1/1/2030	980,000	816,301
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	443,000	346,120
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	697,000	619,180
Series 20-2, 2.10%, 6/1/2031	485,000	376,438
Security Description	Principal Amount	Value
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	$ 561,000	$ 449,754
Centene Corp.:
2.45%, 7/15/2028	5,811,000	4,902,915
2.50%, 3/1/2031	500,000	391,185
3.00%, 10/15/2030	2,259,000	1,850,708
3.38%, 2/15/2030	8,434,000	7,003,172
4.25%, 12/15/2027	1,466,000	1,376,647
4.63%, 12/15/2029	5,092,000	4,607,394
CHRISTUS Health Series C, 4.34%, 7/1/2028	575,000	546,405
CommonSpirit Health:
1.55%, 10/1/2025	1,167,000	1,050,242
2.76%, 10/1/2024	1,250,000	1,198,712
2.78%, 10/1/2030	864,000	710,588
3.35%, 10/1/2029	1,288,000	1,116,091
6.07%, 11/1/2027	1,983,000	2,024,940
Elevance Health, Inc.:
1.50%, 3/15/2026	1,278,000	1,148,462
2.25%, 5/15/2030	1,128,000	935,935
2.38%, 1/15/2025	1,323,000	1,256,003
2.55%, 3/15/2031	820,000	686,553
2.88%, 9/15/2029	1,372,000	1,203,409
3.35%, 12/1/2024 (a)	1,132,000	1,098,776
3.50%, 8/15/2024	853,000	831,735
3.65%, 12/1/2027	1,908,000	1,798,786
4.10%, 3/1/2028	1,281,000	1,227,813
4.10%, 5/15/2032	776,000	720,920
5.35%, 10/15/2025	1,083,000	1,095,444
5.50%, 10/15/2032	2,066,000	2,114,716
HCA, Inc.:
2.38%, 7/15/2031	695,000	539,688
3.13%, 3/15/2027 (d)	1,585,000	1,441,795
3.38%, 3/15/2029 (d)	827,000	724,775
3.50%, 9/1/2030	3,466,000	2,982,146
3.63%, 3/15/2032 (d)	2,128,000	1,799,926
4.13%, 6/15/2029	2,448,000	2,234,779
4.50%, 2/15/2027	2,264,000	2,179,666
5.00%, 3/15/2024	2,507,000	2,493,262
5.25%, 4/15/2025	3,453,000	3,432,144
5.25%, 6/15/2026	1,978,000	1,954,877
5.38%, 2/1/2025	3,573,000	3,569,141
5.38%, 9/1/2026	1,443,000	1,429,104
5.63%, 9/1/2028	1,381,000	1,374,330
5.88%, 2/15/2026	1,821,000	1,832,636
5.88%, 2/1/2029	1,523,000	1,525,208
Humana, Inc.:
1.35%, 2/3/2027	678,000	585,494
2.15%, 2/3/2032	1,282,000	1,002,768
3.13%, 8/15/2029	871,000	764,398
3.70%, 3/23/2029	623,000	569,067
3.85%, 10/1/2024	837,000	820,494
3.95%, 3/15/2027	1,288,000	1,233,930
4.50%, 4/1/2025	672,000	664,279

See accompanying notes to financial statements.
138

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 4/1/2030	$ 442,000	$ 431,281
5.75%, 3/1/2028	966,000	987,165
5.88%, 3/1/2033	1,066,000	1,104,611
Kaiser Foundation Hospitals 3.15%, 5/1/2027	931,000	868,064
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,392,000	1,232,658
2.30%, 12/1/2024	552,000	522,474
2.70%, 6/1/2031 (a)	655,000	542,707
2.95%, 12/1/2029	922,000	792,791
3.25%, 9/1/2024	22,000	21,320
3.60%, 2/1/2025	1,750,000	1,694,280
3.60%, 9/1/2027 (a)	593,000	562,176
Mercy Health Series 2018, 4.30%, 7/1/2028	1,028,000	973,609
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	562,000	406,096
OhioHealth Corp. 2.30%, 11/15/2031	444,000	355,706
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	896,000	802,592
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	540,000	415,071
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	913,000	768,134
Series H, 2.75%, 10/1/2026 (a)	378,000	352,897
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	430,000	359,953
2.95%, 6/30/2030	1,024,000	885,330
3.45%, 6/1/2026	619,000	591,900
3.50%, 3/30/2025	773,000	745,504
4.20%, 6/30/2029	991,000	947,555
4.25%, 4/1/2024	458,000	453,470
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	449,000	405,627
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	1,245,000	1,175,517
Stanford Health Care Series 2020, 3.31%, 8/15/2030	457,000	406,515
Sutter Health:
Series 2018, 3.70%, 8/15/2028	943,000	864,005
Series 20A, 1.32%, 8/15/2025	745,000	677,130
Series 20A, 2.29%, 8/15/2030	836,000	675,020
Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	$ 1,423,000	$ 1,343,198
1.15%, 5/15/2026 (a)	691,000	617,885
1.25%, 1/15/2026	924,000	838,475
2.00%, 5/15/2030	1,504,000	1,244,771
2.30%, 5/15/2031 (a)	1,443,000	1,202,077
2.38%, 8/15/2024	973,000	936,649
2.88%, 3/15/2023 (a)	441,500	439,955
2.88%, 8/15/2029	1,341,000	1,194,187
3.10%, 3/15/2026	1,249,000	1,192,758
3.38%, 4/15/2027	1,350,000	1,280,610
3.45%, 1/15/2027	1,131,000	1,077,775
3.50%, 2/15/2024 (a)	846,000	832,582
3.70%, 12/15/2025	916,000	894,730
3.70%, 5/15/2027 (a)	780,000	754,151
3.75%, 7/15/2025	2,387,000	2,336,300
3.85%, 6/15/2028	1,283,000	1,230,076
3.88%, 12/15/2028	1,417,000	1,353,646
4.00%, 5/15/2029	1,486,000	1,418,907
4.20%, 5/15/2032	1,703,000	1,618,650
5.00%, 10/15/2024	843,000	848,345
5.15%, 10/15/2025	6,307,000	6,383,189
5.25%, 2/15/2028	2,922,000	2,991,339
5.30%, 2/15/2030	1,344,000	1,388,043
5.35%, 2/15/2033	2,228,000	2,307,651
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,679,000	1,438,836
2.65%, 10/15/2030	1,745,000	1,388,799
2.65%, 1/15/2032	679,000	518,532
UPMC Series D-1, 3.60%, 4/3/2025	463,000	446,605
		143,967,149
HOME BUILDERS — 0.2%
D.R. Horton, Inc.:
1.30%, 10/15/2026 (a)	1,291,000	1,109,731
2.50%, 10/15/2024	870,000	827,857
2.60%, 10/15/2025	686,000	638,117
Lennar Corp.:
4.75%, 5/30/2025	614,000	608,320
4.75%, 11/29/2027 (a)	1,628,000	1,565,420
5.00%, 6/15/2027	979,000	947,917
5.25%, 6/1/2026	581,000	581,430
MDC Holdings, Inc.:
2.50%, 1/15/2031	1,544,000	1,110,074
3.85%, 1/15/2030	920,000	752,183
NVR, Inc. 3.00%, 5/15/2030	1,502,000	1,260,343
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	275,000	272,162
5.50%, 3/1/2026	1,306,000	1,311,485
7.88%, 6/15/2032	586,000	648,942
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (a)	941,000	802,268

See accompanying notes to financial statements.
139

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 2/15/2028	$ 305,000	$ 278,398
4.88%, 11/15/2025	904,000	884,112
4.88%, 3/15/2027	1,205,000	1,142,244
		14,741,003
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	920,000	894,930
Leggett & Platt, Inc.:
3.50%, 11/15/2027	1,242,000	1,140,355
3.80%, 11/15/2024	357,000	346,293
4.40%, 3/15/2029	738,000	694,126
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	752,000	593,531
3.70%, 5/1/2025	445,000	432,540
4.00%, 3/1/2024	568,000	559,497
4.70%, 5/14/2032 (a)	560,000	527,537
4.75%, 2/26/2029 (a)	1,082,000	1,053,435
		6,242,244
HOUSEHOLD PRODUCTS — 0.0% (e)
Colgate-Palmolive Co.:
3.10%, 8/15/2025	439,000	424,895
3.25%, 8/15/2032	935,000	845,979
		1,270,874
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
0.85%, 8/15/2024	918,000	858,358
2.25%, 2/15/2032	516,000	393,068
2.65%, 4/30/2030	734,000	602,988
4.88%, 12/6/2028	691,000	673,780
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	716,000	573,359
3.15%, 8/1/2027 (a)	819,000	765,184
5.60%, 11/15/2032	442,000	457,894
Clorox Co.:
1.80%, 5/15/2030	1,287,000	1,024,259
3.10%, 10/1/2027	1,296,000	1,197,361
4.40%, 5/1/2029 (a)	953,000	919,245
4.60%, 5/1/2032	735,000	705,424
Kimberly-Clark Corp.:
2.00%, 11/2/2031	1,361,000	1,094,367
2.75%, 2/15/2026	2,455,000	2,317,962
3.05%, 8/15/2025	1,446,000	1,389,302
3.10%, 3/26/2030	987,000	886,602
3.20%, 4/25/2029	1,243,000	1,132,236
3.95%, 11/1/2028	429,000	413,607
		15,404,996
INSURANCE — 2.4%
ACE Capital Trust II 9.70%, 4/1/2030	681,000	844,672
Security Description	Principal Amount	Value
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	$ 644,000	$ 579,748
Aflac, Inc.:
1.13%, 3/15/2026	119,000	105,396
2.88%, 10/15/2026 (a)	1,196,000	1,112,089
3.60%, 4/1/2030	1,103,000	997,972
Alleghany Corp. 3.63%, 5/15/2030 (a)	990,000	917,760
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	167,000	159,260
Allstate Corp.:
0.75%, 12/15/2025	1,040,000	923,811
1.45%, 12/15/2030	428,000	326,543
3.28%, 12/15/2026	1,163,000	1,103,861
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	890,000	846,969
American Financial Group, Inc. 5.25%, 4/2/2030	585,000	573,821
American International Group, Inc.:
2.50%, 6/30/2025	1,660,000	1,563,869
3.40%, 6/30/2030	817,000	720,847
3.90%, 4/1/2026	1,405,000	1,359,071
4.13%, 2/15/2024	974,000	963,120
4.20%, 4/1/2028	25,000	23,727
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (a) (b)	3,000	2,867
Aon Corp.:
2.80%, 5/15/2030	1,127,000	962,266
3.75%, 5/2/2029	1,026,000	949,707
8.21%, 1/1/2027	512,000	535,839
Aon Corp. / Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	755,000	599,349
2.60%, 12/2/2031	470,000	383,149
5.00%, 9/12/2032	1,812,000	1,792,412
Aon Global, Ltd.:
3.50%, 6/14/2024	964,000	941,413
3.88%, 12/15/2025	990,000	965,121
Arch Capital Finance LLC 4.01%, 12/15/2026	621,000	593,148
Arthur J Gallagher & Co. 2.40%, 11/9/2031 (a)	200,000	157,520
Assurant, Inc.:
2.65%, 1/15/2032	2,483,000	1,840,847
3.70%, 2/22/2030	1,279,000	1,084,899
4.90%, 3/27/2028 (a)	1,071,000	1,027,453
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	477,000	401,362
5.00%, 7/1/2024 (a)	423,000	421,139

See accompanying notes to financial statements.
140

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Athene Holding, Ltd.:
3.50%, 1/15/2031	$ 927,000	$ 763,551
4.13%, 1/12/2028	1,221,000	1,122,758
6.15%, 4/3/2030	663,000	668,052
AXA SA 8.60%, 12/15/2030	1,199,000	1,446,701
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	1,246,000	1,105,077
5 Year CMT + 3.19%, 4.90%, 1/15/2040 (b)	372,000	305,081
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	221,000	205,090
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	452,000	360,303
1.85%, 3/12/2030	912,000	760,325
2.30%, 3/15/2027 (a)	1,404,000	1,296,931
2.88%, 3/15/2032	3,360,000	2,914,666
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	2,834,000	2,719,166
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	669,000	621,628
5.63%, 5/15/2030 (a)	1,427,000	1,357,691
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,201,000	915,642
4.20%, 9/15/2024	785,000	770,305
4.20%, 3/17/2032	1,211,000	1,049,307
4.50%, 3/15/2029 (a)	555,000	512,432
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	1,631,000	1,266,896
3.15%, 3/15/2025	691,000	667,091
3.35%, 5/15/2024	671,000	656,600
3.35%, 5/3/2026	1,831,000	1,754,647
Cincinnati Financial Corp. 6.92%, 5/15/2028	792,000	843,908
CNA Financial Corp.:
2.05%, 8/15/2030	788,000	620,755
3.45%, 8/15/2027 (a)	1,227,000	1,138,619
3.90%, 5/1/2029	878,000	802,747
3.95%, 5/15/2024	708,000	695,815
CNO Financial Group, Inc.:
5.25%, 5/30/2025	1,282,000	1,273,936
5.25%, 5/30/2029	704,000	669,427
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (d)	2,432,000	2,331,121
3.65%, 4/5/2027 (d)	1,722,000	1,604,146
3.85%, 4/5/2029 (d)	1,602,000	1,459,438
3.90%, 4/5/2032 (d)	2,068,000	1,811,361
Enstar Group, Ltd.:
3.10%, 9/1/2031	902,000	658,622
4.95%, 6/1/2029 (a)	640,000	584,659
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,064,000	1,964,371
7.00%, 4/1/2028	516,000	553,730
Security Description	Principal Amount	Value
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	$ 858,000	$ 699,716
4.63%, 4/29/2030	1,448,000	1,315,986
4.85%, 4/17/2028	1,120,000	1,061,402
5.63%, 8/16/2032 (d)	976,000	916,532
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	442,000	334,917
3.40%, 6/15/2030	1,124,000	948,960
4.50%, 8/15/2028	722,000	685,539
First American Financial Corp.:
2.40%, 8/15/2031	1,157,000	845,883
4.00%, 5/15/2030	808,000	682,009
4.60%, 11/15/2024 (a)	447,000	439,991
Globe Life, Inc.:
2.15%, 8/15/2030	829,000	652,829
4.55%, 9/15/2028	506,000	491,741
4.80%, 6/15/2032	531,000	502,485
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,425,000	1,096,409
4.50%, 4/15/2026	562,000	547,658
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	818,000	699,627
Jackson Financial, Inc.:
3.13%, 11/23/2031	2,436,000	1,877,839
5.17%, 6/8/2027 (a)	506,000	499,341
5.67%, 6/8/2032 (a)	685,000	645,510
Kemper Corp.:
2.40%, 9/30/2030	1,216,000	941,257
3.80%, 2/23/2032	694,000	579,178
4.35%, 2/15/2025	438,000	426,380
Lincoln National Corp.:
3.05%, 1/15/2030	2,244,000	1,853,185
3.35%, 3/9/2025 (a)	539,000	518,319
3.40%, 1/15/2031 (a)	793,000	654,503
3.40%, 3/1/2032	448,000	362,629
3.63%, 12/12/2026	822,000	771,825
3.80%, 3/1/2028 (a)	523,000	480,695
Loews Corp.:
3.20%, 5/15/2030	616,000	543,269
3.75%, 4/1/2026	651,000	628,033
Manulife Financial Corp.:
2.48%, 5/19/2027	748,000	673,125
3.70%, 3/16/2032	828,000	735,719
4.15%, 3/4/2026	1,357,000	1,321,107
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	1,315,000	1,198,149
Markel Corp. 3.35%, 9/17/2029	716,000	620,901
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,039,000	849,840
2.38%, 12/15/2031	795,000	643,386

See accompanying notes to financial statements.
141

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/3/2024	$ 755,000	$ 739,288
3.50%, 3/10/2025	4,000	3,883
3.75%, 3/14/2026	486,000	471,410
3.88%, 3/15/2024	1,131,000	1,115,302
4.38%, 3/15/2029	2,098,000	2,027,885
5.75%, 11/1/2032	2,133,000	2,238,008
Mercury General Corp. 4.40%, 3/15/2027	736,000	690,132
MetLife, Inc.:
3.00%, 3/1/2025	680,000	654,908
3.60%, 4/10/2024	637,000	625,642
3.60%, 11/13/2025	1,380,000	1,341,622
4.55%, 3/23/2030 (a)	1,325,000	1,304,860
6.50%, 12/15/2032	1,363,000	1,505,011
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,212
Old Republic International Corp.:
3.88%, 8/26/2026	686,000	650,225
4.88%, 10/1/2024	809,000	802,342
PartnerRe Finance B LLC 3.70%, 7/2/2029	892,000	803,014
Primerica, Inc. 2.80%, 11/19/2031	788,000	643,780
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,041,000	850,591
3.10%, 11/15/2026	1,430,000	1,327,769
3.40%, 5/15/2025	899,000	869,567
3.70%, 5/15/2029	814,000	754,773
Progressive Corp.:
2.45%, 1/15/2027	865,000	791,804
2.50%, 3/15/2027	492,000	451,257
3.00%, 3/15/2032 (a)	1,193,000	1,036,132
3.20%, 3/26/2030	1,081,000	971,008
4.00%, 3/1/2029	610,000	584,618
6.63%, 3/1/2029	1,361,000	1,486,607
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	944,000	856,576
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	1,029,000	985,792
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	904,000	875,081
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	424,000	407,744
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (b)	1,152,000	1,039,150
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (b)	1,442,000	1,401,826
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	2,005,000	1,715,819
Security Description	Principal Amount	Value
Series MTN, 1.50%, 3/10/2026	$ 1,197,000	$ 1,077,348
Series MTN, 2.10%, 3/10/2030	1,542,000	1,278,380
Prudential PLC:
3.13%, 4/14/2030	1,567,000	1,363,995
3.63%, 3/24/2032	850,000	752,599
Radian Group, Inc.:
4.50%, 10/1/2024	796,000	766,659
4.88%, 3/15/2027	810,000	742,284
6.63%, 3/15/2025	775,000	766,901
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	567,000	482,392
3.90%, 5/15/2029	883,000	808,669
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	405,000	377,282
3.70%, 4/1/2025	201,000	194,709
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (a)	1,300,000	1,165,723
Stewart Information Services Corp. 3.60%, 11/15/2031	1,034,000	788,404
Trinity Acquisition PLC 4.40%, 3/15/2026	737,000	713,497
Unum Group 4.00%, 6/15/2029	695,000	627,370
Voya Financial, Inc. 3.65%, 6/15/2026	545,000	516,840
Willis North America, Inc.:
2.95%, 9/15/2029	1,104,000	928,431
3.60%, 5/15/2024	872,000	848,613
4.50%, 9/15/2028	1,072,000	1,009,406
4.65%, 6/15/2027	960,000	928,397
		142,957,033
INTERNET — 2.0%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	1,791,000	1,423,254
3.40%, 12/6/2027 (a)	3,499,000	3,225,168
3.60%, 11/28/2024	3,399,000	3,285,541
Alphabet, Inc.:
0.45%, 8/15/2025	1,077,000	970,431
0.80%, 8/15/2027 (a)	1,251,000	1,073,358
1.10%, 8/15/2030	2,430,000	1,907,890
2.00%, 8/15/2026	2,048,000	1,883,566
3.38%, 2/25/2024	1,082,000	1,083,179
Amazon.com, Inc.:
0.45%, 5/12/2024	3,146,000	2,967,811
0.80%, 6/3/2025	1,136,000	1,038,270
1.00%, 5/12/2026 (a)	3,583,000	3,176,007
1.20%, 6/3/2027	1,402,000	1,215,085
1.50%, 6/3/2030	2,381,000	1,912,919
1.65%, 5/12/2028 (a)	2,925,000	2,517,138
2.10%, 5/12/2031	4,084,000	3,342,468
2.73%, 4/13/2024	1,261,000	1,229,008

See accompanying notes to financial statements.
142

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 8/22/2024	$ 2,070,000	$ 2,005,354
3.00%, 4/13/2025	1,439,000	1,390,088
3.15%, 8/22/2027	4,498,000	4,234,867
3.30%, 4/13/2027	2,619,000	2,487,448
3.45%, 4/13/2029 (a)	1,876,000	1,755,523
3.60%, 4/13/2032 (a)	2,926,000	2,683,961
3.80%, 12/5/2024	1,321,000	1,300,181
4.55%, 12/1/2027	4,500,000	4,486,950
4.60%, 12/1/2025 (a)	3,000,000	2,996,280
4.65%, 12/1/2029	5,255,000	5,215,325
4.70%, 11/29/2024	3,100,000	3,098,636
4.70%, 12/1/2032	3,556,000	3,532,886
5.20%, 12/3/2025 (a)	1,358,000	1,383,042
Baidu, Inc.:
1.63%, 2/23/2027	861,000	736,439
1.72%, 4/9/2026	1,255,000	1,111,052
2.38%, 10/9/2030	466,000	370,437
2.38%, 8/23/2031	636,000	496,042
3.08%, 4/7/2025 (a)	605,000	570,170
3.43%, 4/7/2030 (a)	804,000	698,395
3.63%, 7/6/2027 (a)	1,074,000	989,175
4.13%, 6/30/2025	565,000	542,445
4.38%, 5/14/2024 (a)	1,032,000	1,014,972
4.38%, 3/29/2028 (a)	1,235,000	1,165,136
4.88%, 11/14/2028	1,324,000	1,269,597
Booking Holdings, Inc.:
3.55%, 3/15/2028	698,000	650,773
3.60%, 6/1/2026 (a)	1,267,000	1,213,976
3.65%, 3/15/2025	799,000	778,226
4.63%, 4/13/2030	2,094,000	2,026,196
eBay, Inc.:
1.40%, 5/10/2026	1,654,000	1,467,892
1.90%, 3/11/2025	1,241,000	1,161,762
2.60%, 5/10/2031 (a)	1,261,000	1,037,425
2.70%, 3/11/2030 (a)	1,463,000	1,244,413
3.45%, 8/1/2024	732,000	712,719
3.60%, 6/5/2027 (a)	1,227,000	1,159,270
5.90%, 11/22/2025 (a)	666,000	681,065
5.95%, 11/22/2027	891,000	916,705
6.30%, 11/22/2032	1,266,000	1,316,450
Expedia Group, Inc.:
2.95%, 3/15/2031	1,573,000	1,266,485
3.25%, 2/15/2030	1,760,000	1,493,677
3.80%, 2/15/2028	1,565,000	1,436,764
4.63%, 8/1/2027	957,000	918,596
5.00%, 2/15/2026	956,000	943,763
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,080,000	945,875
3.88%, 4/29/2026	556,000	528,267
Meta Platforms, Inc.:
3.50%, 8/15/2027	5,644,000	5,260,209
3.85%, 8/15/2032	4,045,000	3,559,345
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	252,677
Security Description	Principal Amount	Value
Tencent Music Entertainment Group:
1.38%, 9/3/2025	$ 2,090,000	$ 1,854,959
2.00%, 9/3/2030	910,000	689,107
VeriSign, Inc.:
2.70%, 6/15/2031	1,125,000	920,363
4.75%, 7/15/2027	821,000	799,539
5.25%, 4/1/2025	613,000	611,958
Weibo Corp.:
3.38%, 7/8/2030	1,505,000	1,155,253
3.50%, 7/5/2024	1,060,000	1,027,320
		115,816,523
INVESTMENT COMPANY SECURITY — 1.0%
Ares Capital Corp.:
2.15%, 7/15/2026	1,582,000	1,341,773
2.88%, 6/15/2027 (a)	836,000	709,196
2.88%, 6/15/2028	1,489,000	1,196,084
3.20%, 11/15/2031	670,000	490,715
3.25%, 7/15/2025	1,633,000	1,502,229
3.88%, 1/15/2026	1,424,000	1,307,132
4.20%, 6/10/2024	1,330,000	1,284,128
4.25%, 3/1/2025	1,046,000	993,292
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	244,000	200,666
2.95%, 3/10/2026	1,519,000	1,309,287
Barings BDC, Inc. 3.30%, 11/23/2026	1,356,000	1,144,342
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	813,000	725,635
Blackstone Private Credit Fund:
1.75%, 9/15/2024	804,000	739,463
2.35%, 11/22/2024	714,000	653,546
2.63%, 12/15/2026	1,150,000	952,407
2.70%, 1/15/2025	1,084,000	997,833
3.25%, 3/15/2027	1,112,000	937,116
4.00%, 1/15/2029	1,373,000	1,132,464
4.70%, 3/24/2025 (a)	966,000	926,181
7.05%, 9/29/2025 (d)	4,128,000	4,090,765
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	1,074,000	889,143
2.75%, 9/16/2026	1,094,000	958,081
2.85%, 9/30/2028	1,108,000	864,827
3.63%, 1/15/2026	663,000	610,040
FS KKR Capital Corp.:
1.65%, 10/12/2024	3,920,000	3,519,964
2.63%, 1/15/2027	1,029,000	860,141
3.13%, 10/12/2028	843,000	681,877
3.25%, 7/15/2027	1,201,000	1,011,110
3.40%, 1/15/2026	1,243,000	1,103,859
4.13%, 2/1/2025 (a)	1,274,000	1,197,267
4.63%, 7/15/2024	653,000	632,091

See accompanying notes to financial statements.
143

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	$ 825,000	$ 757,482
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	902,000	735,401
2.50%, 8/24/2026	964,000	819,014
3.38%, 4/15/2024	938,000	899,748
Main Street Capital Corp.:
3.00%, 7/14/2026	1,268,000	1,093,815
5.20%, 5/1/2024	885,000	871,477
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	1,114,000	1,028,801
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	598,000	512,319
3.50%, 2/25/2025	523,000	496,656
Owl Rock Capital Corp.:
2.63%, 1/15/2027	974,000	803,998
2.88%, 6/11/2028	1,200,000	949,944
3.40%, 7/15/2026	1,283,000	1,123,369
3.75%, 7/22/2025	471,000	436,118
4.00%, 3/30/2025	862,000	810,142
4.25%, 1/15/2026	1,173,000	1,081,013
5.25%, 4/15/2024	719,000	709,524
Owl Rock Capital Corp. III 3.13%, 4/13/2027	514,000	425,515
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	1,084,000	927,893
4.70%, 2/8/2027	4,564,000	4,090,165
5.50%, 3/21/2025	860,000	834,845
7.75%, 9/16/2027 (d)	586,000	583,047
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	577,000	470,463
Prospect Capital Corp.:
3.36%, 11/15/2026	1,382,000	1,152,699
3.44%, 10/15/2028	841,000	650,446
3.71%, 1/22/2026	947,000	831,030
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	1,330,000	1,164,668
3.88%, 11/1/2024	816,000	785,784
		60,008,030
IRON/STEEL — 0.4%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,400,000	1,250,620
4.55%, 3/11/2026 (a)	1,117,000	1,083,691
6.55%, 11/29/2027	1,800,000	1,814,238
6.80%, 11/29/2032	8,445,000	8,419,158
Nucor Corp.:
2.00%, 6/1/2025	798,000	743,233
2.70%, 6/1/2030	1,000,000	849,160
3.13%, 4/1/2032	1,054,000	895,542
3.95%, 5/23/2025 (a)	439,000	429,421
Security Description	Principal Amount	Value
3.95%, 5/1/2028	$ 1,472,000	$ 1,390,525
4.30%, 5/23/2027	1,339,000	1,302,967
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	454,000	410,493
2.15%, 8/15/2030	897,000	708,639
Steel Dynamics, Inc.:
2.40%, 6/15/2025	910,000	852,488
2.80%, 12/15/2024	734,000	697,961
3.25%, 1/15/2031	798,000	683,200
3.45%, 4/15/2030	1,177,000	1,035,972
5.00%, 12/15/2026	1,123,000	1,120,271
Vale Overseas, Ltd. 3.75%, 7/8/2030	2,281,000	1,997,791
		25,685,370
LEISURE TIME — 0.0% (e)
Brunswick Corp.:
0.85%, 8/18/2024	464,000	428,759
2.40%, 8/18/2031	1,094,000	803,641
4.40%, 9/15/2032 (a)	1,294,000	1,090,299
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	752,000	715,122
		3,037,821
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,472,000	1,280,419
3.70%, 1/15/2031	601,000	511,277
Hyatt Hotels Corp.:
1.80%, 10/1/2024	664,000	622,155
4.38%, 9/15/2028	892,000	819,926
4.85%, 3/15/2026	721,000	707,611
5.63%, 4/23/2025	1,608,000	1,596,262
6.00%, 4/23/2030	1,380,000	1,343,761
Marriott International, Inc.:
3.60%, 4/15/2024	878,000	859,360
3.75%, 3/15/2025	843,000	814,962
3.75%, 10/1/2025	774,000	742,351
5.00%, 10/15/2027	1,597,000	1,577,421
Series AA, 4.65%, 12/1/2028 (a)	439,000	421,225
Series EE, 5.75%, 5/1/2025	1,326,000	1,340,029
Series FF, 4.63%, 6/15/2030	313,000	292,317
Series GG, 3.50%, 10/15/2032	1,000,000	831,220
Series HH, 2.85%, 4/15/2031	1,588,000	1,286,423
Series R, 3.13%, 6/15/2026	769,000	718,869
Series X, 4.00%, 4/15/2028	995,000	927,081
		16,692,669

See accompanying notes to financial statements.
144

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	$ 648,000	$ 611,362
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	741,000	660,809
0.95%, 1/10/2024	951,000	914,377
1.70%, 1/8/2027	899,000	810,511
2.40%, 8/9/2026	747,000	690,056
3.40%, 5/13/2025	1,754,000	1,705,818
3.60%, 8/12/2027	1,405,000	1,342,042
3.65%, 8/12/2025	1,577,000	1,538,379
4.90%, 1/17/2025	3,888,000	3,894,260
Series MTN, 0.45%, 5/17/2024	921,000	867,075
Series MTN, 0.60%, 9/13/2024	1,136,000	1,059,195
Series MTN, 0.80%, 11/13/2025 (a)	1,543,000	1,386,540
Series MTN, 1.10%, 9/14/2027 (a)	1,176,000	1,005,374
Series MTN, 1.15%, 9/14/2026	1,066,000	941,225
Series MTN, 1.45%, 5/15/2025	491,000	456,114
Series MTN, 2.85%, 5/17/2024 (a)	530,000	515,186
Series MTN, 3.25%, 12/1/2024	908,000	882,195
Series MTN, 3.30%, 6/9/2024	749,000	732,028
Caterpillar, Inc.:
1.90%, 3/12/2031	777,000	630,574
2.60%, 9/19/2029	1,095,000	962,965
2.60%, 4/9/2030	382,000	333,276
3.40%, 5/15/2024	1,175,000	1,152,170
Oshkosh Corp.:
3.10%, 3/1/2030	521,000	439,818
4.60%, 5/15/2028	447,000	424,766
		23,956,115
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	885,000	782,420
1.88%, 1/15/2026	1,525,000	1,388,101
3.95%, 5/23/2025	920,000	891,820
5.45%, 10/14/2025	1,260,000	1,268,303
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	1,013,000	952,949
Deere & Co.:
2.75%, 4/15/2025	923,000	886,717
3.10%, 4/15/2030	1,513,000	1,356,359
5.38%, 10/16/2029	970,000	1,004,677
7.13%, 3/3/2031	389,000	445,837
Dover Corp.:
2.95%, 11/4/2029	663,000	576,280
Security Description	Principal Amount	Value
3.15%, 11/15/2025 (a)	$ 453,000	$ 431,297
Flowserve Corp.:
2.80%, 1/15/2032	880,000	657,580
3.50%, 10/1/2030	1,212,000	1,008,263
IDEX Corp.:
2.63%, 6/15/2031 (a)	478,000	396,917
3.00%, 5/1/2030	1,014,000	872,527
John Deere Capital Corp.:
1.05%, 6/17/2026	782,000	693,986
1.45%, 1/15/2031	447,000	348,883
2.00%, 6/17/2031	1,096,000	887,442
2.13%, 3/7/2025	477,000	451,266
3.35%, 4/18/2029	813,000	752,692
3.40%, 6/6/2025	824,000	800,335
3.90%, 6/7/2032	1,045,000	974,609
4.05%, 9/8/2025	2,891,000	2,847,722
4.15%, 9/15/2027	2,635,000	2,587,043
4.35%, 9/15/2032	4,000	3,884
4.55%, 10/11/2024	1,062,000	1,058,931
Series MTN, 0.45%, 6/7/2024	447,000	420,006
Series MTN, 0.63%, 9/10/2024 (a)	529,000	493,774
Series MTN, 0.70%, 1/15/2026	674,000	599,759
Series MTN, 0.90%, 1/10/2024	643,000	618,129
Series MTN, 1.25%, 1/10/2025	679,000	635,911
Series MTN, 1.30%, 10/13/2026	694,000	613,607
Series MTN, 1.50%, 3/6/2028	1,068,000	913,332
Series MTN, 1.70%, 1/11/2027	1,111,000	991,367
Series MTN, 1.75%, 3/9/2027	864,000	769,547
Series MTN, 2.05%, 1/9/2025	658,000	624,995
Series MTN, 2.25%, 9/14/2026	711,000	656,075
Series MTN, 2.45%, 1/9/2030	1,059,000	912,985
Series MTN, 2.60%, 3/7/2024	509,000	495,908
Series MTN, 2.65%, 6/10/2026	1,196,000	1,121,238
Series MTN, 2.80%, 9/8/2027	1,372,000	1,264,408
Series MTN, 2.80%, 7/18/2029	1,151,000	1,024,954
Series MTN, 3.05%, 1/6/2028	450,000	420,412
Series MTN, 3.35%, 6/12/2024	780,000	764,267
Series MTN, 3.40%, 9/11/2025	669,000	647,873

See accompanying notes to financial statements.
145

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 3/13/2025	$ 473,000	$ 460,749
Series MTN, 3.45%, 3/7/2029	3,234,000	3,002,834
Series MTN, 4.85%, 10/11/2029	1,794,000	1,794,664
nVent Finance SARL:
2.75%, 11/15/2031	1,003,000	767,185
4.55%, 4/15/2028	765,000	706,110
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,308,000	1,224,772
2.29%, 4/5/2027	1,110,000	996,680
2.57%, 2/15/2030	1,364,000	1,146,742
Rockwell Automation, Inc.:
1.75%, 8/15/2031	760,000	599,450
2.88%, 3/1/2025	923,000	886,754
3.50%, 3/1/2029	676,000	630,465
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	961,000	903,965
3.45%, 11/15/2026	1,112,000	1,036,606
4.40%, 3/15/2024	1,482,000	1,457,754
4.95%, 9/15/2028	1,654,000	1,589,742
Xylem, Inc.:
1.95%, 1/30/2028	1,036,000	890,152
2.25%, 1/30/2031	1,162,000	943,521
		57,353,532
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	1,316,000	1,057,748
2.30%, 2/1/2032	1,351,000	996,984
2.80%, 4/1/2031	1,964,000	1,527,010
3.75%, 2/15/2028	2,246,000	2,033,978
4.20%, 3/15/2028	1,173,000	1,077,600
4.91%, 7/23/2025	5,920,000	5,805,744
5.05%, 3/30/2029	1,533,000	1,441,449
Class USD, 4.50%, 2/1/2024	1,586,000	1,566,873
Comcast Corp.:
1.50%, 2/15/2031 (a)	1,906,000	1,483,973
1.95%, 1/15/2031	1,797,000	1,449,874
2.65%, 2/1/2030	2,023,000	1,746,678
3.15%, 3/1/2026	6,875,000	6,550,294
3.15%, 2/15/2028	2,185,000	2,019,246
3.30%, 2/1/2027	1,550,000	1,463,076
3.30%, 4/1/2027	1,204,000	1,135,035
3.38%, 2/15/2025	398,000	386,060
3.38%, 8/15/2025	1,869,000	1,802,819
3.40%, 4/1/2030	1,943,000	1,768,713
3.55%, 5/1/2028	1,218,000	1,145,225
3.70%, 4/15/2024	2,696,000	2,654,751
3.95%, 10/15/2025	4,111,000	4,024,587
Security Description	Principal Amount	Value
4.15%, 10/15/2028	$ 5,566,000	$ 5,349,761
4.25%, 10/15/2030	2,079,000	1,993,803
5.25%, 11/7/2025 (a)	576,000	583,839
5.35%, 11/15/2027	1,298,000	1,326,725
5.50%, 11/15/2032	758,000	789,108
Discovery Communications LLC:
3.45%, 3/15/2025	680,000	646,394
3.63%, 5/15/2030	942,000	777,470
3.90%, 11/15/2024	890,000	861,306
3.95%, 6/15/2025	676,000	644,809
3.95%, 3/20/2028	2,209,000	1,960,333
4.13%, 5/15/2029	1,593,000	1,381,481
4.90%, 3/11/2026	1,136,000	1,101,454
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	965,000	878,661
3.45%, 3/1/2032	746,000	628,162
Fox Corp.:
3.05%, 4/7/2025	1,502,000	1,437,294
3.50%, 4/8/2030	1,280,000	1,131,930
4.03%, 1/25/2024	1,406,000	1,389,184
4.71%, 1/25/2029	2,738,000	2,650,247
Grupo Televisa SAB:
4.63%, 1/30/2026 (a)	659,000	645,016
8.50%, 3/11/2032	1,471,000	1,727,145
Paramount Global:
2.90%, 1/15/2027	1,532,000	1,375,200
3.38%, 2/15/2028	1,464,000	1,298,670
3.70%, 6/1/2028 (a)	1,546,000	1,379,202
4.00%, 1/15/2026	1,479,000	1,418,746
4.20%, 6/1/2029	1,581,000	1,406,047
4.20%, 5/19/2032 (a)	1,542,000	1,260,693
4.75%, 5/15/2025	1,385,000	1,362,937
4.95%, 1/15/2031 (a)	1,426,000	1,271,849
7.88%, 7/30/2030	1,325,000	1,408,846
TCI Communications, Inc.:
7.13%, 2/15/2028	758,000	828,160
7.88%, 2/15/2026	379,000	410,465
Thomson Reuters Corp. 3.35%, 5/15/2026	1,458,000	1,383,365
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026 (a)	1,454,000	1,377,636
Series B, 7.00%, 3/1/2032	1,412,000	1,595,193
Series GMTN, 3.15%, 9/17/2025	1,290,000	1,236,749
Series MTN, 1.85%, 7/30/2026	1,154,000	1,043,816
Series MTN, 2.95%, 6/15/2027 (a)	1,546,000	1,440,192
Walt Disney Co.:
1.75%, 8/30/2024	1,263,000	1,202,869
1.75%, 1/13/2026	2,180,000	1,997,251
2.00%, 9/1/2029 (a)	2,057,000	1,726,851
2.20%, 1/13/2028 (a)	1,387,000	1,236,108
2.65%, 1/13/2031 (a)	3,468,500	2,963,556

See accompanying notes to financial statements.
146

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 3/24/2025	$ 1,529,000	$ 1,481,066
3.38%, 11/15/2026	855,000	808,565
3.70%, 9/15/2024	1,355,000	1,327,250
3.70%, 10/15/2025 (a)	1,225,000	1,188,887
3.70%, 3/23/2027 (a)	1,193,000	1,147,129
3.80%, 3/22/2030 (a)	1,568,000	1,459,322
4.00%, 10/1/2023	357,000	353,862
WarnerMedia Holdings, Inc. 3.53%, 3/15/2024 (d)	1,455,000	1,409,880
		110,842,201
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 3.25%, 6/15/2025	1,181,000	1,142,724
Timken Co.:
3.88%, 9/1/2024	507,000	494,284
4.13%, 4/1/2032	596,000	531,161
4.50%, 12/15/2028	465,000	442,136
		2,610,305
MINING — 0.4%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	876,000	768,007
3.75%, 10/1/2030	1,285,000	1,122,126
BHP Billiton Finance USA, Ltd. 6.42%, 3/1/2026	1,128,000	1,178,771
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,339,000	1,243,114
4.25%, 3/1/2030	1,599,000	1,459,120
4.38%, 8/1/2028	1,180,000	1,106,462
4.55%, 11/14/2024	343,000	338,610
4.63%, 8/1/2030	1,272,000	1,188,989
5.00%, 9/1/2027	1,213,000	1,180,067
5.25%, 9/1/2029	1,709,000	1,648,177
Kinross Gold Corp.:
4.50%, 7/15/2027	927,000	877,776
5.95%, 3/15/2024	745,000	747,764
Newmont Corp.:
2.25%, 10/1/2030	1,591,000	1,279,021
2.60%, 7/15/2032 (a)	1,338,000	1,066,105
2.80%, 10/1/2029	1,198,000	1,020,936
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	1,106,000	1,254,624
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	552,000	607,382
Southern Copper Corp. 3.88%, 4/23/2025	931,000	904,029
Teck Resources, Ltd. 3.90%, 7/15/2030	1,414,000	1,268,980
Yamana Gold, Inc. 2.63%, 8/15/2031	1,236,000	925,517
		21,185,577
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025 (a)	$ 695,000	$ 658,096
2.38%, 8/26/2029 (a)	1,575,000	1,336,844
2.65%, 4/15/2025	1,457,000	1,391,887
2.88%, 10/15/2027	668,000	618,140
3.05%, 4/15/2030 (a)	1,390,000	1,223,005
Series MTN, 2.25%, 9/19/2026 (a)	969,000	894,193
Series MTN, 3.00%, 8/7/2025 (a)	771,000	739,335
Series MTN, 3.25%, 2/14/2024 (a)	984,000	965,678
Series MTN, 3.38%, 3/1/2029 (a)	1,239,000	1,139,769
Series MTN, 3.63%, 9/14/2028 (a)	1,329,000	1,259,985
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,368,000	1,040,022
2.75%, 3/1/2030	918,000	763,840
3.50%, 12/1/2024	767,000	741,467
3.75%, 12/1/2027	786,000	733,252
GE Capital Funding LLC 4.55%, 5/15/2032	1,837,000	1,743,533
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	751,000	718,805
General Electric Co.:
3.45%, 5/1/2027	500	456
Series A, 6.75%, 3/15/2032	407,000	451,033
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	929,000	863,078
3.50%, 3/1/2024	773,000	760,702
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a)	150,000	140,228
3.25%, 6/14/2029	3,591,000	3,210,103
3.65%, 6/15/2024	2,498,000	2,443,968
4.25%, 9/15/2027	624,000	606,353
4.50%, 9/15/2029	1,361,000	1,308,846
Series MTN, 3.30%, 11/21/2024	647,000	625,785
Pentair Finance SARL:
4.50%, 7/1/2029	804,000	745,557
5.90%, 7/15/2032	932,000	923,584
Textron, Inc.:
2.45%, 3/15/2031 (a)	1,179,000	944,355
3.00%, 6/1/2030	1,248,000	1,059,677
3.38%, 3/1/2028	944,000	856,907
3.65%, 3/15/2027	709,000	661,518
3.88%, 3/1/2025	25,000	24,347
3.90%, 9/17/2029	1,413,000	1,279,924
4.00%, 3/15/2026	446,000	429,418
4.30%, 3/1/2024	611,000	603,283

See accompanying notes to financial statements.
147

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028 (a)	$ 1,283,000	$ 1,213,551
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	446,000	419,780
3.55%, 11/1/2024	905,000	880,701
3.80%, 3/21/2029	328,000	302,337
		36,723,342
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	2,422,000	2,153,691
3.25%, 2/15/2029	1,631,000	1,390,020
3.28%, 12/1/2028	989,000	848,691
3.57%, 12/1/2031	737,000	608,526
4.13%, 5/1/2025	1,111,000	1,080,503
4.25%, 4/1/2028	1,540,000	1,416,615
5.50%, 12/1/2024	785,000	782,174
		8,280,220
OIL & GAS — 2.7%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	437,000	348,639
2.72%, 1/12/2032 (a)	2,572,000	2,153,047
3.02%, 1/16/2027	1,183,000	1,102,982
3.12%, 5/4/2026	1,246,000	1,181,644
3.41%, 2/11/2026	4,455,000	4,281,923
3.54%, 4/6/2027	1,341,000	1,274,661
3.59%, 4/14/2027	650,000	619,112
3.63%, 4/6/2030	3,952,000	3,625,446
3.80%, 9/21/2025	1,407,000	1,381,646
3.94%, 9/21/2028	459,000	438,579
4.23%, 11/6/2028	2,324,000	2,250,306
BP Capital Markets PLC:
3.28%, 9/19/2027	1,403,000	1,318,455
3.72%, 11/28/2028	891,000	843,688
Burlington Resources LLC:
7.20%, 8/15/2031	1,337,000	1,516,840
7.40%, 12/1/2031	934,000	1,073,063
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	508,000	472,780
2.95%, 7/15/2030	1,130,000	952,918
3.80%, 4/15/2024	889,000	872,678
3.90%, 2/1/2025	1,511,000	1,469,704
7.20%, 1/15/2032	615,000	664,901
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	968,000	771,699
4.25%, 4/15/2027 (a)	496,000	475,232
Chevron Corp.:
1.55%, 5/11/2025	3,349,000	3,116,211
2.00%, 5/11/2027	1,274,000	1,144,918
2.24%, 5/11/2030 (a)	2,360,000	2,020,514
Security Description	Principal Amount	Value
2.90%, 3/3/2024	$ 437,000	$ 427,220
2.95%, 5/16/2026	2,688,000	2,550,831
3.33%, 11/17/2025 (a)	995,000	962,463
Chevron USA, Inc.:
0.69%, 8/12/2025	1,162,000	1,051,308
1.02%, 8/12/2027 (a)	1,303,000	1,117,883
3.25%, 10/15/2029	1,284,000	1,177,980
3.85%, 1/15/2028	1,002,000	967,491
3.90%, 11/15/2024	615,000	604,631
Conoco Funding Co. 7.25%, 10/15/2031	133,000	151,805
ConocoPhillips Co.:
2.13%, 3/8/2024	783,000	758,429
2.40%, 3/7/2025	1,500,000	1,426,065
3.35%, 11/15/2024	190,000	184,889
6.95%, 4/15/2029	1,679,000	1,856,504
Continental Resources, Inc.:
3.80%, 6/1/2024	1,100,000	1,069,552
4.38%, 1/15/2028	1,078,000	981,853
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,282,000	1,198,119
4.38%, 3/15/2029	1,424,000	1,338,304
Devon Energy Corp.:
4.50%, 1/15/2030	920,000	858,397
5.25%, 9/15/2024	1,262,000	1,262,013
5.25%, 10/15/2027	896,000	890,042
5.85%, 12/15/2025	158,000	161,023
5.88%, 6/15/2028	1,044,000	1,054,795
7.88%, 9/30/2031	122,000	138,391
7.95%, 4/15/2032	941,000	1,074,208
Diamondback Energy, Inc.:
3.13%, 3/24/2031	1,267,000	1,050,166
3.25%, 12/1/2026	1,161,000	1,081,564
3.50%, 12/1/2029 (a)	1,221,000	1,071,195
Eni USA, Inc. 7.30%, 11/15/2027	1,015,000	1,080,681
EOG Resources, Inc.:
3.15%, 4/1/2025	465,000	448,683
4.15%, 1/15/2026	1,401,000	1,374,899
4.38%, 4/15/2030	1,262,000	1,221,603
EQT Corp.:
3.90%, 10/1/2027	1,690,000	1,559,938
5.00%, 1/15/2029	829,000	779,003
5.68%, 10/1/2025	390,000	389,294
5.70%, 4/1/2028	2,120,000	2,108,170
6.13%, 2/1/2025	1,401,000	1,404,755
7.00%, 2/1/2030	1,286,000	1,332,155
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	285,000	263,864
2.44%, 8/16/2029	1,711,000	1,496,714
2.61%, 10/15/2030	2,371,000	2,069,954
2.71%, 3/6/2025	2,504,000	2,395,827
2.99%, 3/19/2025	3,858,000	3,718,996
3.04%, 3/1/2026	7,609,000	7,264,464
3.18%, 3/15/2024	1,119,000	1,097,549

See accompanying notes to financial statements.
148

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.29%, 3/19/2027 (a)	$ 466,000	$ 447,146
3.48%, 3/19/2030	2,725,000	2,538,664
Helmerich & Payne, Inc. 2.90%, 9/29/2031	1,013,000	820,155
Hess Corp.:
3.50%, 7/15/2024	1,130,000	1,096,801
4.30%, 4/1/2027	1,000,000	957,040
7.30%, 8/15/2031	1,322,000	1,436,935
7.88%, 10/1/2029	908,000	1,009,741
HF Sinclair Corp.:
4.50%, 10/1/2030	656,000	574,367
5.88%, 4/1/2026	2,642,000	2,648,869
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	7,907
Marathon Oil Corp.:
4.40%, 7/15/2027	1,261,000	1,204,167
6.80%, 3/15/2032	1,454,000	1,496,966
Marathon Petroleum Corp.:
3.80%, 4/1/2028	755,000	697,846
4.70%, 5/1/2025	5,980,000	5,892,513
5.13%, 12/15/2026	1,094,000	1,089,722
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	1,585,000	1,569,958
Ovintiv, Inc.:
7.20%, 11/1/2031	901,000	947,618
7.38%, 11/1/2031	579,000	621,441
8.13%, 9/15/2030	717,000	784,484
Phillips 66:
0.90%, 2/15/2024	1,295,000	1,239,328
1.30%, 2/15/2026 (a)	1,013,000	905,683
2.15%, 12/15/2030 (a)	1,141,000	912,492
3.85%, 4/9/2025	964,000	939,476
3.90%, 3/15/2028 (a)	781,000	738,061
Phillips 66 Co.:
3.15%, 12/15/2029 (d)	1,018,000	887,920
3.55%, 10/1/2026 (d)	879,000	824,247
3.61%, 2/15/2025 (d)	1,408,000	1,363,014
3.75%, 3/1/2028 (d)	488,000	450,180
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,154,000	1,028,376
1.90%, 8/15/2030	697,000	546,922
2.15%, 1/15/2031	1,851,000	1,468,047
Shell International Finance B.V.:
2.00%, 11/7/2024	1,404,000	1,335,092
2.38%, 11/7/2029	1,992,000	1,722,522
2.50%, 9/12/2026	1,239,000	1,149,284
2.75%, 4/6/2030 (a)	2,092,000	1,838,701
2.88%, 5/10/2026	2,296,000	2,163,636
3.25%, 5/11/2025 (a)	3,456,000	3,349,659
3.88%, 11/13/2028 (a)	3,525,000	3,393,024
Suncor Energy, Inc. 7.15%, 2/1/2032	1,226,000	1,316,050
Tosco Corp. 8.13%, 2/15/2030	867,000	1,012,942
Security Description	Principal Amount	Value
TotalEnergies Capital International SA:
2.43%, 1/10/2025	$ 1,273,000	$ 1,216,059
2.83%, 1/10/2030	2,701,000	2,387,333
3.46%, 2/19/2029 (a)	1,188,000	1,102,963
3.70%, 1/15/2024	2,091,000	2,063,127
3.75%, 4/10/2024	1,123,000	1,108,715
TotalEnergies Capital SA 3.88%, 10/11/2028	973,000	940,589
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	491,000	430,730
2.80%, 12/1/2031	877,000	715,421
4.00%, 4/1/2029 (a)	1,284,000	1,208,167
4.35%, 6/1/2028 (a)	1,080,000	1,043,064
7.50%, 4/15/2032	1,468,000	1,651,808
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	78,767
		160,218,995
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	1,284,000	1,150,811
3.14%, 11/7/2029	1,098,000	968,732
3.34%, 12/15/2027 (a)	1,673,000	1,547,809
4.49%, 5/1/2030	621,000	592,726
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,282,000	1,101,007
3.80%, 11/15/2025	896,000	871,378
NOV, Inc. 3.60%, 12/1/2029 (a)	1,235,000	1,086,257
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (a)	1,320,000	1,209,740
Schlumberger Investment SA 2.65%, 6/26/2030 (a)	1,314,000	1,126,440
		9,654,900
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	649,000	614,876
4.50%, 5/15/2028	1,103,000	1,044,089
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	316,000	256,541
2.69%, 5/25/2031 (a)	1,456,000	1,183,102
3.10%, 9/15/2026	399,000	370,376
4.00%, 5/17/2025	735,000	715,155
AptarGroup, Inc. 3.60%, 3/15/2032	836,000	693,429
Berry Global, Inc.:
0.95%, 2/15/2024	681,000	647,256
1.57%, 1/15/2026	2,128,000	1,900,113
1.65%, 1/15/2027	1,517,000	1,293,455
Packaging Corp. of America:
3.00%, 12/15/2029	888,000	760,563

See accompanying notes to financial statements.
149

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 9/15/2024	$ 694,000	$ 675,033
Sonoco Products Co.:
1.80%, 2/1/2025	1,087,000	1,010,845
2.25%, 2/1/2027	718,000	636,205
2.85%, 2/1/2032	581,000	471,708
3.13%, 5/1/2030	552,000	473,980
WestRock MWV LLC:
7.95%, 2/15/2031	405,000	455,783
8.20%, 1/15/2030	1,596,000	1,805,762
WRKCo, Inc.:
3.00%, 9/15/2024	25,000	23,893
3.38%, 9/15/2027	723,000	664,632
3.75%, 3/15/2025	992,000	959,770
3.90%, 6/1/2028 (a)	817,000	753,446
4.00%, 3/15/2028	1,161,000	1,082,969
4.65%, 3/15/2026	2,121,000	2,087,573
4.90%, 3/15/2029 (a)	820,000	789,201
		21,369,755
PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
2.60%, 11/21/2024	4,996,000	4,783,270
2.80%, 3/15/2023	450,000	447,962
2.95%, 11/21/2026	5,630,000	5,246,316
3.20%, 5/14/2026	2,426,000	2,296,233
3.20%, 11/21/2029	7,884,000	7,108,451
3.60%, 5/14/2025	5,749,000	5,572,506
3.80%, 3/15/2025	3,603,000	3,512,276
3.85%, 6/15/2024	1,391,000	1,369,078
4.25%, 11/14/2028	2,389,000	2,309,948
AmerisourceBergen Corp.:
2.70%, 3/15/2031	610,000	506,044
2.80%, 5/15/2030	963,000	816,672
3.25%, 3/1/2025	725,000	698,675
3.40%, 5/15/2024	713,000	696,145
3.45%, 12/15/2027 (a)	526,000	491,394
Astrazeneca Finance LLC:
0.70%, 5/28/2024	1,917,000	1,808,268
1.20%, 5/28/2026	1,571,000	1,399,745
1.75%, 5/28/2028	1,305,000	1,120,838
2.25%, 5/28/2031 (a)	1,265,000	1,052,746
AstraZeneca PLC:
0.70%, 4/8/2026	1,590,000	1,399,009
1.38%, 8/6/2030	1,420,000	1,122,198
3.13%, 6/12/2027 (a)	1,307,000	1,229,599
3.38%, 11/16/2025	2,250,000	2,174,625
4.00%, 1/17/2029	1,539,000	1,479,364
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,234,000	974,959
2.82%, 5/20/2030	1,339,000	1,147,791
3.36%, 6/6/2024	1,250,000	1,219,450
3.70%, 6/6/2027 (a)	1,754,000	1,659,196
3.73%, 12/15/2024	359,000	350,011
4.30%, 8/22/2032	401,000	375,681
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	1,878,000	1,690,087
Security Description	Principal Amount	Value
1.45%, 11/13/2030	$ 1,108,000	$ 873,869
2.90%, 7/26/2024	2,771,000	2,692,498
2.95%, 3/15/2032 (a)	2,258,000	1,969,857
3.20%, 6/15/2026	2,525,000	2,410,138
3.25%, 2/27/2027	375,000	357,311
3.40%, 7/26/2029	3,269,000	3,035,168
3.45%, 11/15/2027	1,581,000	1,508,891
3.63%, 5/15/2024	527,000	519,364
3.90%, 2/20/2028	2,432,000	2,349,020
7.15%, 6/15/2023	30,000	30,269
Cardinal Health, Inc.:
3.08%, 6/15/2024	1,352,000	1,312,806
3.41%, 6/15/2027	1,407,000	1,316,924
3.50%, 11/15/2024	809,000	784,228
3.75%, 9/15/2025	400,000	387,404
Cigna Corp.:
0.61%, 3/15/2024	1,219,000	1,155,612
1.25%, 3/15/2026	1,849,000	1,648,032
2.38%, 3/15/2031	1,657,000	1,355,277
2.40%, 3/15/2030 (a)	1,570,000	1,315,582
3.05%, 10/15/2027	1,169,000	1,070,675
3.25%, 4/15/2025	1,116,000	1,074,954
3.40%, 3/1/2027	1,284,000	1,204,957
3.50%, 6/15/2024	817,000	797,841
4.13%, 11/15/2025	3,120,000	3,050,892
4.38%, 10/15/2028	4,431,000	4,274,231
4.50%, 2/25/2026	2,221,000	2,188,796
CVS Health Corp.:
1.30%, 8/21/2027	2,810,000	2,383,554
1.75%, 8/21/2030	570,000	448,071
1.88%, 2/28/2031	1,349,000	1,056,496
2.13%, 9/15/2031	1,301,000	1,031,043
2.63%, 8/15/2024	891,000	855,449
2.88%, 6/1/2026	3,104,000	2,898,733
3.00%, 8/15/2026	1,313,000	1,226,224
3.25%, 8/15/2029	2,052,000	1,835,801
3.38%, 8/12/2024	786,000	766,908
3.63%, 4/1/2027	1,444,000	1,370,529
3.75%, 4/1/2030	13,841,000	12,561,400
3.88%, 7/20/2025	3,009,000	2,937,747
4.10%, 3/25/2025	1,338,000	1,318,813
4.30%, 3/25/2028	5,101,000	4,933,993
6.25%, 6/1/2027	1,414,000	1,483,116
Eli Lilly & Co.:
2.75%, 6/1/2025	608,000	581,552
3.10%, 5/15/2027	836,000	786,091
3.38%, 3/15/2029	941,000	881,632
5.50%, 3/15/2027	1,069,000	1,111,129
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	361,000	351,239
3.38%, 6/1/2029	681,000	628,297
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	1,483,000	1,448,832
3.88%, 5/15/2028	1,809,000	1,738,087

See accompanying notes to financial statements.
150

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Johnson & Johnson:
0.55%, 9/1/2025	$ 368,000	$ 332,370
0.95%, 9/1/2027 (a)	2,382,000	2,053,975
1.30%, 9/1/2030	2,096,000	1,691,556
2.45%, 3/1/2026	2,565,000	2,411,844
2.63%, 1/15/2025	907,000	873,758
2.90%, 1/15/2028	1,571,000	1,464,455
2.95%, 3/3/2027	1,771,000	1,673,489
6.95%, 9/1/2029	1,233,000	1,456,950
McKesson Corp.:
0.90%, 12/3/2025	1,062,000	944,734
1.30%, 8/15/2026 (a)	886,000	777,961
3.80%, 3/15/2024	928,000	913,486
3.95%, 2/16/2028	1,039,000	982,426
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	410,000	401,529
Merck & Co., Inc.:
0.75%, 2/24/2026	1,027,000	910,199
1.45%, 6/24/2030	1,838,000	1,466,669
1.90%, 12/10/2028	2,255,000	1,940,698
2.15%, 12/10/2031	3,223,000	2,633,674
2.75%, 2/10/2025	3,396,000	3,255,541
2.90%, 3/7/2024	1,301,000	1,271,636
3.40%, 3/7/2029	2,123,000	1,977,256
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,086,000	1,158,089
Mylan, Inc. 4.55%, 4/15/2028	1,231,000	1,140,103
Novartis Capital Corp.:
1.75%, 2/14/2025	959,000	904,596
2.00%, 2/14/2027	1,500,000	1,365,585
2.20%, 8/14/2030	1,774,000	1,507,829
3.00%, 11/20/2025	2,995,000	2,871,935
3.10%, 5/17/2027	1,477,000	1,399,768
3.40%, 5/6/2024	2,775,000	2,719,223
Pfizer, Inc.:
0.80%, 5/28/2025	1,450,000	1,326,765
1.70%, 5/28/2030	1,311,000	1,078,062
1.75%, 8/18/2031	697,000	560,409
2.63%, 4/1/2030	1,825,000	1,600,233
2.75%, 6/3/2026	1,790,000	1,687,719
2.95%, 3/15/2024	1,285,000	1,255,920
3.00%, 12/15/2026 (a)	2,375,000	2,251,215
3.40%, 5/15/2024	1,068,000	1,048,370
3.45%, 3/15/2029 (a)	2,740,000	2,581,354
3.60%, 9/15/2028 (a)	1,519,000	1,455,718
Pharmacia LLC 6.60%, 12/1/2028	1,387,000	1,525,298
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026 (a)	4,741,000	4,456,824
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030 (a)	3,279,000	2,676,025
5.00%, 11/26/2028	1,792,000	1,778,918
Security Description	Principal Amount	Value
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	$ 2,648,000	$ 2,474,794
Viatris, Inc.:
1.65%, 6/22/2025	5,242,000	4,748,938
2.30%, 6/22/2027	1,072,000	916,099
2.70%, 6/22/2030	1,937,000	1,518,492
Zoetis, Inc.:
2.00%, 5/15/2030	1,239,000	1,005,981
3.90%, 8/20/2028	1,279,000	1,215,933
4.50%, 11/13/2025	337,000	335,305
5.40%, 11/14/2025 (a)	1,026,000	1,046,582
5.60%, 11/16/2032	1,597,000	1,656,983
		222,081,140
PIPELINES — 3.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,267
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	1,172,000	981,187
3.60%, 9/1/2032	496,000	411,407
4.45%, 7/15/2027	1,559,000	1,481,720
4.80%, 5/3/2029	926,000	871,181
4.95%, 12/15/2024	1,569,000	1,551,568
5.95%, 6/1/2026	778,000	789,149
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,511,000	1,369,812
5.13%, 6/30/2027	2,057,000	2,035,710
5.88%, 3/31/2025	2,863,000	2,879,205
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032	5,450,000	4,340,980
4.00%, 3/1/2031	385,000	329,764
4.50%, 10/1/2029	12,000	10,800
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,542,000	1,520,350
DCP Midstream Operating L.P.:
3.25%, 2/15/2032	631,000	519,610
5.13%, 5/15/2029	1,484,000	1,430,754
5.38%, 7/15/2025	1,753,000	1,736,487
5.63%, 7/15/2027	1,559,000	1,548,898
8.13%, 8/16/2030	831,000	926,632
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	6,743,000	5,834,785
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	1,342,000	1,363,982
Enbridge, Inc.:
1.60%, 10/4/2026	599,000	524,748
2.15%, 2/16/2024	488,000	471,267
2.50%, 1/15/2025	1,043,000	986,855
2.50%, 2/14/2025	1,575,000	1,487,556
3.13%, 11/15/2029	966,000	842,197

See accompanying notes to financial statements.
151

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/10/2024	$ 1,314,000	$ 1,278,391
3.70%, 7/15/2027	859,000	805,038
4.25%, 12/1/2026	1,160,000	1,116,744
Energy Transfer L.P.:
2.90%, 5/15/2025	1,564,000	1,473,616
3.75%, 5/15/2030	2,067,000	1,822,185
3.90%, 5/15/2024	1,245,000	1,213,253
3.90%, 7/15/2026	1,452,000	1,372,982
4.00%, 10/1/2027	833,000	778,830
4.05%, 3/15/2025	2,182,000	2,114,314
4.15%, 9/15/2029	886,000	799,340
4.20%, 4/15/2027	639,000	603,101
4.25%, 4/1/2024	1,653,000	1,623,097
4.40%, 3/15/2027	1,245,000	1,184,306
4.50%, 4/15/2024	846,000	834,266
4.75%, 1/15/2026	4,904,000	4,785,568
4.90%, 2/1/2024	694,000	685,478
4.95%, 5/15/2028	1,487,000	1,427,773
4.95%, 6/15/2028	1,220,000	1,178,398
5.25%, 4/15/2029	1,986,000	1,925,427
5.50%, 6/1/2027	1,508,000	1,498,771
5.55%, 2/15/2028	2,750,000	2,724,893
5.95%, 12/1/2025	1,501,000	1,523,365
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,716,000	1,461,946
3.13%, 7/31/2029	2,190,000	1,928,010
3.70%, 2/15/2026	864,000	832,542
3.75%, 2/15/2025	989,000	961,743
3.90%, 2/15/2024	662,000	652,189
3.95%, 2/15/2027	1,520,000	1,457,771
4.15%, 10/16/2028	1,963,000	1,858,686
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	446,000	343,625
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	372,000	304,095
Kinder Morgan Energy Partners L.P.:
4.25%, 9/1/2024	1,301,000	1,280,002
4.30%, 5/1/2024	1,505,000	1,485,856
7.40%, 3/15/2031	918,000	995,975
7.75%, 3/15/2032	962,000	1,063,645
Kinder Morgan, Inc.:
1.75%, 11/15/2026	847,000	747,359
2.00%, 2/15/2031	967,000	749,938
4.30%, 6/1/2025	1,490,000	1,462,688
4.30%, 3/1/2028	951,000	911,457
Series GMTN, 7.75%, 1/15/2032 (a)	1,125,000	1,265,625
Series GMTN, 7.80%, 8/1/2031	965,000	1,075,338
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (a)	1,036,000	903,547
Security Description	Principal Amount	Value
5.00%, 3/1/2026	$ 1,544,000	$ 1,535,616
MPLX L.P.:
1.75%, 3/1/2026 (a)	1,587,000	1,416,683
2.65%, 8/15/2030	2,090,000	1,695,680
4.00%, 2/15/2025	1,303,000	1,262,633
4.00%, 3/15/2028	1,372,000	1,277,977
4.13%, 3/1/2027	2,042,000	1,933,080
4.25%, 12/1/2027 (a)	1,138,000	1,074,909
4.80%, 2/15/2029	1,386,000	1,325,681
4.88%, 12/1/2024	961,000	952,389
4.88%, 6/1/2025	1,671,000	1,651,750
4.95%, 9/1/2032	1,500,000	1,406,625
Northwest Pipeline LLC 4.00%, 4/1/2027	1,078,000	1,021,599
ONEOK Partners L.P. 4.90%, 3/15/2025	1,535,000	1,514,201
ONEOK, Inc.:
2.20%, 9/15/2025	893,000	820,104
3.10%, 3/15/2030	1,261,000	1,058,105
3.40%, 9/1/2029	1,467,000	1,268,310
4.00%, 7/13/2027	942,000	887,298
4.35%, 3/15/2029	1,269,000	1,176,744
4.55%, 7/15/2028	789,000	745,581
5.85%, 1/15/2026	1,186,000	1,202,462
6.10%, 11/15/2032	455,000	456,656
6.35%, 1/15/2031	1,343,000	1,368,611
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	1,183,000	1,028,134
3.60%, 11/1/2024	1,450,000	1,404,151
3.80%, 9/15/2030	1,084,000	942,419
4.50%, 12/15/2026	627,000	602,829
4.65%, 10/15/2025	1,443,000	1,412,942
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	765,000	719,222
5.00%, 3/15/2027	1,377,000	1,350,823
5.63%, 3/1/2025	2,427,000	2,432,752
5.75%, 5/15/2024	2,430,000	2,430,851
5.88%, 6/30/2026	2,185,000	2,210,914
4.50%, 5/15/2030	4,240,000	3,937,985
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	255,000	238,007
3.50%, 3/15/2025	1,549,000	1,490,123
4.75%, 3/15/2024	1,569,000	1,558,990
Targa Resources Corp. 5.20%, 7/1/2027	1,062,000	1,043,298
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,121,000	942,380
4.88%, 2/1/2031	1,073,000	969,509
5.00%, 1/15/2028	1,467,000	1,401,161
5.50%, 3/1/2030	1,513,000	1,425,806
6.50%, 7/15/2027	1,045,000	1,055,147
6.88%, 1/15/2029	577,000	582,683

See accompanying notes to financial statements.
152

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TC PipeLines L.P.:
3.90%, 5/25/2027 (a)	$ 612,000	$ 578,438
4.38%, 3/13/2025 (a)	901,000	882,584
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	873,000	924,306
7.00%, 10/15/2028	1,145,000	1,222,265
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	835,000	919,560
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	1,744,000	1,615,467
2.50%, 10/12/2031	2,242,000	1,781,538
4.10%, 4/15/2030	1,733,000	1,588,918
4.25%, 5/15/2028	1,278,000	1,213,959
4.88%, 1/15/2026	872,000	867,596
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	31,000	26,929
4.00%, 3/15/2028	1,164,000	1,094,323
7.85%, 2/1/2026	1,527,000	1,628,500
Valero Energy Partners L.P. 4.50%, 3/15/2028	1,107,000	1,074,244
Williams Cos., Inc.:
2.60%, 3/15/2031	1,762,000	1,429,669
3.50%, 11/15/2030	1,219,000	1,067,881
3.75%, 6/15/2027	2,044,000	1,926,593
3.90%, 1/15/2025	1,073,000	1,045,596
4.00%, 9/15/2025	650,000	631,592
4.30%, 3/4/2024	933,000	920,759
4.55%, 6/24/2024	1,496,000	1,479,424
4.65%, 8/15/2032	1,133,000	1,056,828
8.75%, 3/15/2032	1,477,000	1,753,908
Series A, 7.50%, 1/15/2031	1,595,000	1,747,339
		175,477,080
REAL ESTATE — 0.0% (e)
CBRE Services, Inc.:
2.50%, 4/1/2031	1,049,000	829,088
4.88%, 3/1/2026	883,000	873,825
Essential Properties L.P. 2.95%, 7/15/2031	1,334,000	967,350
		2,670,263
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Agree L.P.:
2.00%, 6/15/2028	1,242,000	1,014,938
2.90%, 10/1/2030	435,000	353,716
4.80%, 10/1/2032	439,000	403,718
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	173,000	133,117
2.75%, 12/15/2029	367,000	311,062
3.38%, 8/15/2031	496,000	433,092
3.45%, 4/30/2025	410,000	396,757
3.80%, 4/15/2026 (a)	470,000	454,969
Security Description	Principal Amount	Value
3.95%, 1/15/2028	$ 449,000	$ 421,777
4.30%, 1/15/2026	883,000	862,267
4.50%, 7/30/2029	766,000	725,356
4.70%, 7/1/2030 (a)	418,000	401,589
4.90%, 12/15/2030 (a)	1,115,000	1,085,296
American Assets Trust L.P. 3.38%, 2/1/2031	1,590,000	1,259,852
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	879,000	676,030
3.63%, 4/15/2032	1,158,000	970,126
4.25%, 2/15/2028	800,000	741,888
4.90%, 2/15/2029	1,066,000	1,008,138
American Tower Corp.:
0.60%, 1/15/2024	820,000	781,493
1.30%, 9/15/2025	973,000	878,288
1.45%, 9/15/2026	909,000	792,957
1.50%, 1/31/2028 (a)	1,279,000	1,059,434
1.60%, 4/15/2026	890,000	791,504
1.88%, 10/15/2030	1,512,000	1,165,692
2.10%, 6/15/2030	1,155,000	915,638
2.30%, 9/15/2031	1,337,000	1,040,975
2.40%, 3/15/2025	1,422,000	1,337,746
2.70%, 4/15/2031	1,362,000	1,107,755
2.75%, 1/15/2027	1,252,000	1,134,087
2.90%, 1/15/2030	1,117,000	946,300
2.95%, 1/15/2025	1,285,000	1,226,057
3.13%, 1/15/2027	527,000	483,638
3.38%, 5/15/2024	1,386,000	1,349,008
3.38%, 10/15/2026	1,282,000	1,199,696
3.55%, 7/15/2027	1,055,000	976,223
3.60%, 1/15/2028	1,207,000	1,110,440
3.80%, 8/15/2029	2,002,000	1,820,559
3.95%, 3/15/2029	1,104,000	1,014,587
4.00%, 6/1/2025	634,000	617,275
4.05%, 3/15/2032 (a)	633,000	566,117
4.40%, 2/15/2026	185,000	180,416
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,479,000	1,235,571
2.05%, 1/15/2032	895,000	703,756
Series GMTN, 2.95%, 5/11/2026 (a)	427,000	397,469
Series GMTN, 3.45%, 6/1/2025	741,000	713,294
Series GMTN, 3.50%, 11/15/2024	667,000	647,630
Series GMTN, 3.50%, 11/15/2025	239,000	228,826
Series MTN, 2.30%, 3/1/2030	919,000	762,494
Series MTN, 2.45%, 1/15/2031	492,000	406,185
Series MTN, 2.90%, 10/15/2026	295,000	270,450
Series MTN, 3.20%, 1/15/2028	71,000	64,915

See accompanying notes to financial statements.
153

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029	$ 1,578,000	$ 1,414,172
Series MTN, 3.35%, 5/15/2027	1,007,000	934,617
Boston Properties L.P.:
2.55%, 4/1/2032	1,325,000	1,009,690
2.75%, 10/1/2026	1,097,000	989,286
2.90%, 3/15/2030	1,961,000	1,602,431
3.20%, 1/15/2025	1,453,000	1,392,468
3.25%, 1/30/2031	344,000	284,973
3.40%, 6/21/2029	1,172,000	1,009,502
3.65%, 2/1/2026	1,321,000	1,254,039
3.80%, 2/1/2024	760,000	746,791
4.50%, 12/1/2028	1,346,000	1,249,761
6.75%, 12/1/2027	1,661,000	1,715,331
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	1,514,000	1,273,244
4.10%, 10/1/2024	436,000	414,627
4.55%, 10/1/2029	1,306,000	1,087,872
7.55%, 3/15/2028	3,090,000	3,034,009
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	1,553,000	1,291,552
2.50%, 8/16/2031	449,000	343,786
3.65%, 6/15/2024	912,000	885,370
3.85%, 2/1/2025	840,000	806,400
3.90%, 3/15/2027	29,000	26,742
4.05%, 7/1/2030	1,503,000	1,321,062
4.13%, 6/15/2026	854,000	811,659
4.13%, 5/15/2029	703,000	628,123
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,109,000	830,929
Camden Property Trust:
2.80%, 5/15/2030	1,202,000	1,035,090
3.15%, 7/1/2029	607,000	541,711
4.10%, 10/15/2028	1,569,000	1,481,701
Corporate Office Properties L.P.:
2.00%, 1/15/2029	1,215,000	935,343
2.25%, 3/15/2026	833,000	736,122
2.75%, 4/15/2031	1,268,000	949,199
Crown Castle, Inc.:
1.05%, 7/15/2026	1,293,000	1,119,079
2.10%, 4/1/2031	1,285,000	1,011,359
2.25%, 1/15/2031	1,146,000	916,445
2.50%, 7/15/2031	1,128,000	908,491
2.90%, 3/15/2027	746,000	679,076
3.10%, 11/15/2029	1,309,000	1,140,898
3.30%, 7/1/2030	1,429,000	1,248,417
3.65%, 9/1/2027 (a)	965,000	897,325
3.70%, 6/15/2026	1,445,000	1,373,386
3.80%, 2/15/2028	1,503,000	1,397,054
4.00%, 3/1/2027	677,000	644,694
4.30%, 2/15/2029	392,000	370,209
4.45%, 2/15/2026	1,758,000	1,717,021
Security Description	Principal Amount	Value
REIT, 1.35%, 7/15/2025 (b)	$ 1,308,000	$ 1,189,234
CubeSmart L.P.:
2.00%, 2/15/2031	298,000	224,397
2.25%, 12/15/2028	916,000	755,709
3.00%, 2/15/2030	666,000	553,046
3.13%, 9/1/2026	1,030,000	954,151
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (a)	1,305,000	1,166,539
3.70%, 8/15/2027	1,177,000	1,093,974
4.45%, 7/15/2028 (a)	484,000	458,774
5.55%, 1/15/2028 (a)	2,747,000	2,765,542
EPR Properties:
3.60%, 11/15/2031	836,000	603,592
3.75%, 8/15/2029	810,000	631,225
4.50%, 4/1/2025	444,000	420,912
4.50%, 6/1/2027	924,000	797,246
4.75%, 12/15/2026	1,306,000	1,174,420
4.95%, 4/15/2028	901,000	765,093
Equinix, Inc.:
1.00%, 9/15/2025	1,289,000	1,151,838
1.25%, 7/15/2025	1,450,000	1,313,395
1.45%, 5/15/2026	952,000	836,989
1.55%, 3/15/2028	700,000	579,516
1.80%, 7/15/2027	724,000	620,229
2.00%, 5/15/2028	317,000	267,421
2.15%, 7/15/2030	1,588,000	1,266,192
2.50%, 5/15/2031	1,103,000	884,330
2.63%, 11/18/2024	1,366,000	1,302,208
2.90%, 11/18/2026	1,413,000	1,290,790
3.20%, 11/18/2029 (a)	1,337,000	1,163,645
3.90%, 4/15/2032	1,166,000	1,032,761
ERP Operating L.P.:
1.85%, 8/1/2031	878,000	682,557
2.50%, 2/15/2030	1,182,000	986,391
2.85%, 11/1/2026 (a)	532,000	491,690
3.00%, 7/1/2029	743,000	647,227
3.38%, 6/1/2025	472,000	453,870
3.50%, 3/1/2028 (a)	771,000	710,970
4.15%, 12/1/2028 (a)	615,000	578,598
Essex Portfolio L.P.:
1.65%, 1/15/2031	554,000	412,608
1.70%, 3/1/2028	651,000	542,986
2.55%, 6/15/2031	1,061,000	839,262
2.65%, 3/15/2032 (a)	903,000	713,632
3.00%, 1/15/2030	771,000	651,842
3.38%, 4/15/2026	1,180,000	1,108,433
3.50%, 4/1/2025	446,000	430,287
3.88%, 5/1/2024	79,000	77,234
4.00%, 3/1/2029	911,000	829,274
Extra Space Storage L.P.:
2.35%, 3/15/2032	797,000	603,488
2.55%, 6/1/2031	624,000	487,812
3.90%, 4/1/2029	400,000	359,068

See accompanying notes to financial statements.
154

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Federal Realty Investment Trust:
3.20%, 6/15/2029	$ 436,000	$ 377,480
3.25%, 7/15/2027	179,000	163,624
3.50%, 6/1/2030	608,000	522,825
3.95%, 1/15/2024	747,000	737,304
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	1,188,000	950,638
3.35%, 9/1/2024	561,000	537,180
4.00%, 1/15/2030	1,541,000	1,348,252
4.00%, 1/15/2031	1,315,000	1,118,408
5.25%, 6/1/2025	605,000	595,683
5.30%, 1/15/2029	1,497,000	1,413,318
5.38%, 4/15/2026	1,250,000	1,232,562
5.75%, 6/1/2028	841,000	828,150
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031 (a)	1,343,000	1,015,563
3.10%, 2/15/2030	953,000	799,434
3.75%, 7/1/2027	1,210,000	1,123,449
Healthpeak Properties, Inc.:
1.35%, 2/1/2027 (a)	944,000	819,203
2.13%, 12/1/2028 (a)	477,000	401,076
2.88%, 1/15/2031	854,000	713,619
3.00%, 1/15/2030 (a)	913,000	782,423
3.25%, 7/15/2026	1,173,000	1,106,350
3.50%, 7/15/2029	1,310,000	1,165,350
Highwoods Realty L.P.:
2.60%, 2/1/2031	1,454,000	1,074,666
3.05%, 2/15/2030	1,495,000	1,184,683
3.88%, 3/1/2027	444,000	410,434
4.13%, 3/15/2028	444,000	399,800
4.20%, 4/15/2029	1,143,000	989,049
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	904,000	882,964
Series E, 4.00%, 6/15/2025	633,000	608,440
Series F, 4.50%, 2/1/2026	438,000	419,674
Series H, 3.38%, 12/15/2029	638,000	533,910
Series I, 3.50%, 9/15/2030	489,000	403,381
Series J, 2.90%, 12/15/2031	859,000	657,616
HRTI LLC 2.40%, 3/15/2030	30,000	22,215
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	1,654,000	1,261,754
3.95%, 11/1/2027	665,000	565,629
4.65%, 4/1/2029	1,338,000	1,141,769
5.95%, 2/15/2028 (a)	1,362,000	1,265,516
Invitation Homes Operating Partnership L.P.:
2.00%, 8/15/2031	564,000	416,271
2.30%, 11/15/2028	890,000	735,496
Security Description	Principal Amount	Value
4.15%, 4/15/2032	$ 720,000	$ 628,430
Kilroy Realty L.P.:
3.05%, 2/15/2030	900,000	720,837
3.45%, 12/15/2024	383,000	366,707
4.25%, 8/15/2029	479,000	420,131
4.38%, 10/1/2025	195,000	189,101
4.75%, 12/15/2028	1,308,000	1,189,037
Kimco Realty Corp.:
1.90%, 3/1/2028 (a)	1,212,000	1,016,723
2.25%, 12/1/2031	413,000	316,519
2.70%, 3/1/2024	835,000	808,247
2.70%, 10/1/2030	1,034,000	843,796
2.80%, 10/1/2026 (a)	894,000	821,568
3.20%, 4/1/2032	857,000	709,973
3.30%, 2/1/2025	553,000	530,017
3.80%, 4/1/2027	736,000	688,138
Kite Realty Group L.P.: 4.00%, 10/1/2026	1,501,000	1,381,205
Kite Realty Group Trust:
4.00%, 3/15/2025	255,000	242,786
4.75%, 9/15/2030	311,000	274,849
Life Storage L.P.:
2.20%, 10/15/2030	546,000	423,652
2.40%, 10/15/2031 (a)	649,000	495,615
3.50%, 7/1/2026	469,000	440,302
3.88%, 12/15/2027	1,334,000	1,235,391
4.00%, 6/15/2029	913,000	816,286
LXP Industrial Trust:
2.38%, 10/1/2031	581,000	440,108
2.70%, 9/15/2030	1,460,000	1,163,255
Mid-America Apartments L.P.:
1.10%, 9/15/2026	409,000	353,826
1.70%, 2/15/2031 (a)	211,000	164,884
2.75%, 3/15/2030	448,000	383,318
3.60%, 6/1/2027	813,000	770,618
3.75%, 6/15/2024	872,000	852,964
3.95%, 3/15/2029	761,000	719,290
4.00%, 11/15/2025	448,000	435,313
4.20%, 6/15/2028	457,000	435,818
National Health Investors, Inc. 3.00%, 2/1/2031	862,000	620,700
National Retail Properties, Inc.:
2.50%, 4/15/2030	57,000	46,175
3.50%, 10/15/2027	886,000	802,858
3.60%, 12/15/2026	514,000	478,817
3.90%, 6/15/2024	523,000	511,008
4.00%, 11/15/2025 (a)	410,000	395,010
4.30%, 10/15/2028 (a)	461,000	427,688
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	869,000	671,902
3.63%, 10/1/2029	1,777,000	1,460,552
4.50%, 1/15/2025	1,507,000	1,465,090
4.50%, 4/1/2027	456,000	426,647

See accompanying notes to financial statements.
155

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/15/2028	$ 2,786,000	$ 2,567,828
4.95%, 4/1/2024	773,000	763,283
5.25%, 1/15/2026	858,000	841,955
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	1,290,000	947,815
Physicians Realty L.P.:
2.63%, 11/1/2031	662,000	516,108
3.95%, 1/15/2028	716,000	655,011
4.30%, 3/15/2027 (a)	447,000	421,767
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	1,031,000	720,009
3.15%, 8/15/2030	375,000	284,291
4.45%, 3/15/2024	1,261,000	1,239,853
Prologis L.P.:
1.25%, 10/15/2030 (a)	444,000	337,023
1.63%, 3/15/2031 (a)	325,000	251,245
1.75%, 7/1/2030	609,000	481,555
1.75%, 2/1/2031	268,000	211,034
2.13%, 4/15/2027	1,247,000	1,117,549
2.25%, 4/15/2030	753,000	628,574
2.25%, 1/15/2032	635,000	505,676
2.88%, 11/15/2029	621,000	540,282
3.25%, 10/1/2026	495,000	469,968
3.38%, 12/15/2027	15,000	14,012
3.88%, 9/15/2028	1,571,000	1,486,025
4.00%, 9/15/2028	909,000	867,222
4.38%, 2/1/2029	870,000	831,555
4.63%, 1/15/2033	1,233,000	1,194,382
Public Storage:
0.88%, 2/15/2026	806,000	712,448
1.50%, 11/9/2026 (a)	582,000	518,550
1.85%, 5/1/2028	954,000	819,410
1.95%, 11/9/2028	867,000	738,571
2.25%, 11/9/2031	745,000	600,768
2.30%, 5/1/2031	308,000	251,402
3.09%, 9/15/2027	301,000	280,553
3.39%, 5/1/2029	1,379,000	1,260,309
Rayonier L.P.: 2.75%, 5/17/2031	795,000	636,095
Realty Income Corp.:
0.75%, 3/15/2026	708,000	616,512
2.20%, 6/15/2028 (a)	991,000	849,624
2.85%, 12/15/2032	1,062,000	862,631
3.00%, 1/15/2027	1,079,000	999,154
3.10%, 12/15/2029	1,103,000	963,482
3.25%, 6/15/2029	1,380,000	1,229,194
3.25%, 1/15/2031	959,000	831,683
3.40%, 1/15/2028	1,374,000	1,265,317
3.65%, 1/15/2028 (a)	573,000	535,022
3.88%, 7/15/2024	522,000	510,975
3.88%, 4/15/2025	702,000	686,402
3.95%, 8/15/2027	672,000	642,177
4.13%, 10/15/2026 (a)	700,000	680,169
Security Description	Principal Amount	Value
4.63%, 11/1/2025	$ 1,355,000	$ 1,343,957
4.88%, 6/1/2026	1,005,000	1,000,307
5.63%, 10/13/2032	979,000	999,099
Regency Centers L.P.:
2.95%, 9/15/2029	817,000	685,014
3.60%, 2/1/2027	643,000	600,980
3.70%, 6/15/2030	861,000	747,667
4.13%, 3/15/2028	608,000	561,987
Rexford Industrial Realty L.P. 2.15%, 9/1/2031	452,000	346,458
Sabra Health Care L.P.:
3.20%, 12/1/2031	332,000	247,377
3.90%, 10/15/2029	761,000	632,794
5.13%, 8/15/2026	1,340,000	1,276,296
Safehold Operating Partnership L.P.:
2.80%, 6/15/2031	1,228,000	942,785
2.85%, 1/15/2032 (a)	782,000	593,687
Simon Property Group L.P.:
1.38%, 1/15/2027 (a)	128,000	111,885
1.75%, 2/1/2028	2,211,000	1,880,831
2.20%, 2/1/2031 (a)	1,516,000	1,200,793
2.25%, 1/15/2032	1,435,000	1,117,004
2.45%, 9/13/2029	1,623,000	1,356,731
2.65%, 7/15/2030 (a)	4,205,000	3,497,845
2.65%, 2/1/2032	1,101,000	885,490
3.25%, 11/30/2026	1,272,000	1,190,350
3.30%, 1/15/2026	1,504,000	1,429,763
3.38%, 10/1/2024	780,000	757,357
3.38%, 12/1/2027	441,000	408,714
3.50%, 9/1/2025	1,437,000	1,378,155
REIT, 2.00%, 9/13/2024 (b)	1,138,000	1,082,067
SITE Centers Corp.:
3.63%, 2/1/2025	888,000	839,071
4.25%, 2/1/2026	447,000	420,658
4.70%, 6/1/2027	304,000	285,575
Spirit Realty L.P.:
2.10%, 3/15/2028	1,586,000	1,292,511
2.70%, 2/15/2032	285,000	211,322
3.20%, 1/15/2027	613,000	544,865
3.20%, 2/15/2031	782,000	625,373
3.40%, 1/15/2030	1,291,000	1,074,512
4.00%, 7/15/2029	1,385,000	1,204,174
4.45%, 9/15/2026	1,248,000	1,191,453
STORE Capital Corp.:
2.70%, 12/1/2031	795,000	578,378
2.75%, 11/18/2030	832,000	634,175
4.50%, 3/15/2028	1,189,000	1,071,562
Sun Communities Operating L.P.:
2.30%, 11/1/2028	447,000	373,482
2.70%, 7/15/2031	1,286,000	1,012,481
4.20%, 4/15/2032	879,000	772,360
Tanger Properties L.P.:
2.75%, 9/1/2031	426,000	307,653

See accompanying notes to financial statements.
156

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 9/1/2026 (a)	$ 453,000	$ 413,811
3.88%, 7/15/2027 (a)	992,000	908,285
UDR, Inc.:
3.00%, 8/15/2031	447,000	373,089
Series GMTN, 3.50%, 1/15/2028	325,000	294,590
Series MTN, 2.95%, 9/1/2026	380,000	349,307
Series MTN, 3.20%, 1/15/2030	902,000	782,566
Series MTN, 3.50%, 7/1/2027 (a)	810,000	755,665
Series MTN, 4.40%, 1/26/2029 (a)	1,285,000	1,207,206
Ventas Realty L.P.:
2.50%, 9/1/2031	1,440,000	1,128,010
2.65%, 1/15/2025	152,000	143,914
3.00%, 1/15/2030	1,260,000	1,061,941
3.25%, 10/15/2026	577,000	533,823
3.50%, 4/15/2024	783,000	761,209
3.50%, 2/1/2025	503,000	483,323
3.75%, 5/1/2024	73,000	71,399
3.85%, 4/1/2027	982,000	925,319
4.00%, 3/1/2028	748,000	691,444
4.13%, 1/15/2026	870,000	843,047
4.40%, 1/15/2029 (a)	1,035,000	966,731
4.75%, 11/15/2030 (a)	869,000	814,740
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	18,000	15,129
3.40%, 1/15/2028	81,000	72,393
3.95%, 8/15/2027 (a)	250,000	232,468
4.63%, 11/1/2025	66,000	64,179
VICI Properties L.P.:
4.38%, 5/15/2025	975,000	949,543
4.75%, 2/15/2028	1,493,000	1,418,290
4.95%, 2/15/2030	1,626,000	1,530,781
5.13%, 5/15/2032	1,858,000	1,722,310
Vornado Realty L.P.:
2.15%, 6/1/2026	1,311,000	1,110,574
3.40%, 6/1/2031	712,000	528,304
3.50%, 1/15/2025	893,000	838,947
Welltower, Inc.:
2.05%, 1/15/2029	1,198,000	973,279
2.70%, 2/15/2027 (a)	1,061,000	955,738
2.75%, 1/15/2031	847,000	677,168
2.75%, 1/15/2032	472,000	369,241
2.80%, 6/1/2031	509,000	405,505
3.10%, 1/15/2030	1,282,000	1,082,444
3.85%, 6/15/2032	785,000	669,142
4.00%, 6/1/2025	922,000	898,434
4.13%, 3/15/2029	1,204,000	1,103,418
4.25%, 4/1/2026	1,107,000	1,072,749
4.25%, 4/15/2028	1,354,000	1,270,783
4.50%, 1/15/2024	815,000	807,209
REIT, 3.63%, 3/15/2024 (b)	1,344,000	1,315,104
Security Description	Principal Amount	Value
Weyerhaeuser Co.:
4.00%, 11/15/2029	$ 705,000	$ 645,195
4.00%, 4/15/2030 (a)	1,327,000	1,210,768
6.95%, 10/1/2027	972,000	1,037,989
7.38%, 3/15/2032	1,396,000	1,546,377
WP Carey, Inc.:
2.40%, 2/1/2031	474,000	377,783
2.45%, 2/1/2032	54,000	42,015
3.85%, 7/15/2029	811,000	729,162
4.00%, 2/1/2025	599,000	584,145
4.25%, 10/1/2026	1,020,000	983,790
		294,071,168
RETAIL — 2.6%
Advance Auto Parts, Inc.:
3.50%, 3/15/2032	1,422,000	1,162,513
3.90%, 4/15/2030	1,327,000	1,165,969
AutoNation, Inc.:
1.95%, 8/1/2028	1,062,000	848,442
2.40%, 8/1/2031	708,000	508,627
3.50%, 11/15/2024	933,000	894,187
3.80%, 11/15/2027	624,000	566,954
3.85%, 3/1/2032	1,427,000	1,140,601
4.50%, 10/1/2025	1,259,000	1,222,212
4.75%, 6/1/2030	1,505,000	1,346,764
AutoZone, Inc.:
1.65%, 1/15/2031	298,000	230,667
3.13%, 4/18/2024	456,000	444,057
3.13%, 4/21/2026	693,000	654,157
3.25%, 4/15/2025	1,115,000	1,071,147
3.63%, 4/15/2025	596,000	577,590
3.75%, 6/1/2027	814,000	776,808
3.75%, 4/18/2029 (a)	1,212,000	1,122,409
4.00%, 4/15/2030 (a)	732,000	677,781
4.75%, 8/1/2032	1,302,000	1,264,802
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	1,052,000	831,690
4.45%, 10/1/2028	805,000	775,666
Costco Wholesale Corp.:
1.38%, 6/20/2027	992,000	869,587
1.60%, 4/20/2030	1,781,000	1,457,232
1.75%, 4/20/2032 (a)	1,268,000	1,002,278
2.75%, 5/18/2024	1,288,000	1,253,829
3.00%, 5/18/2027 (a)	4,024,000	3,788,998
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	1,263,000	1,201,681
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	1,395,000	1,093,903
Dollar General Corp.:
3.50%, 4/3/2030	993,000	889,956
3.88%, 4/15/2027	1,167,000	1,113,096
4.13%, 5/1/2028	674,000	642,619
4.15%, 11/1/2025	737,000	719,091
4.25%, 9/20/2024	1,710,000	1,687,770
4.63%, 11/1/2027	981,000	963,509

See accompanying notes to financial statements.
157

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	$ 1,524,000	$ 1,229,472
4.00%, 5/15/2025	1,429,000	1,395,576
4.20%, 5/15/2028	1,477,000	1,417,152
Genuine Parts Co.:
1.75%, 2/1/2025	980,000	915,947
1.88%, 11/1/2030	792,000	608,106
2.75%, 2/1/2032	958,000	770,797
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	859,000	712,592
1.38%, 3/15/2031	2,336,000	1,809,279
1.50%, 9/15/2028 (a)	1,143,000	971,196
1.88%, 9/15/2031	1,530,000	1,223,556
2.13%, 9/15/2026	1,037,000	949,550
2.50%, 4/15/2027	1,143,000	1,051,331
2.70%, 4/15/2025	1,609,000	1,541,840
2.70%, 4/15/2030	2,118,000	1,849,162
2.80%, 9/14/2027	1,402,000	1,300,523
2.88%, 4/15/2027	1,187,000	1,108,575
2.95%, 6/15/2029 (a)	2,204,000	1,994,378
3.00%, 4/1/2026	1,288,000	1,225,777
3.25%, 4/15/2032	1,334,000	1,185,806
3.35%, 9/15/2025	1,607,000	1,559,320
3.75%, 2/15/2024	869,000	860,336
3.90%, 12/6/2028	1,386,000	1,335,439
4.00%, 9/15/2025	458,000	452,248
4.50%, 9/15/2032 (a)	1,990,000	1,950,041
Kohl's Corp. 3.25%, 2/1/2023	50,000	49,898
Lowe's Cos., Inc.:
1.30%, 4/15/2028	942,000	782,312
1.70%, 9/15/2028	917,000	770,252
1.70%, 10/15/2030 (a)	1,241,000	969,382
2.50%, 4/15/2026	1,644,000	1,534,181
2.63%, 4/1/2031	1,932,000	1,600,662
3.10%, 5/3/2027	2,063,000	1,922,386
3.13%, 9/15/2024	580,000	562,072
3.35%, 4/1/2027	1,136,000	1,067,192
3.38%, 9/15/2025	636,000	610,802
3.65%, 4/5/2029	1,476,000	1,361,566
3.75%, 4/1/2032 (a)	1,445,000	1,287,842
4.00%, 4/15/2025	1,135,000	1,112,629
4.40%, 9/8/2025	1,239,000	1,222,484
4.50%, 4/15/2030 (a)	1,578,000	1,512,166
5.00%, 4/15/2033 (a)	1,637,000	1,601,772
6.50%, 3/15/2029	1,256,000	1,350,150
McDonald's Corp.:
4.60%, 9/9/2032 (a)	2,171,000	2,125,539
Class MTN, 3.30%, 7/1/2025	1,522,000	1,472,170
Class MTN, 3.50%, 7/1/2027	2,503,000	2,375,197
Series MTN, 1.45%, 9/1/2025	1,367,000	1,254,961
Series MTN, 2.13%, 3/1/2030	602,000	502,941
Security Description	Principal Amount	Value
Series MTN, 2.63%, 9/1/2029 (a)	$ 598,000	$ 524,691
Series MTN, 3.25%, 6/10/2024 (a)	1,284,000	1,255,572
Series MTN, 3.38%, 5/26/2025	936,000	905,028
Series MTN, 3.50%, 3/1/2027	1,031,000	981,811
Series MTN, 3.60%, 7/1/2030	687,000	630,323
Series MTN, 3.70%, 1/30/2026	2,062,000	2,006,388
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	140,000	108,289
3.55%, 3/15/2026	700,000	673,449
3.60%, 9/1/2027 (a)	441,000	416,278
3.90%, 6/1/2029	986,000	917,473
4.20%, 4/1/2030	1,296,000	1,220,223
4.35%, 6/1/2028 (a)	874,000	849,213
4.70%, 6/15/2032 (a)	965,000	934,863
Ross Stores, Inc.:
0.88%, 4/15/2026	1,271,000	1,116,357
1.88%, 4/15/2031 (a)	572,000	449,352
Starbucks Corp.:
2.00%, 3/12/2027	2,129,000	1,902,368
2.25%, 3/12/2030	1,403,000	1,165,472
2.45%, 6/15/2026 (a)	1,082,000	1,003,187
2.55%, 11/15/2030	1,750,000	1,470,858
3.00%, 2/14/2032 (a)	1,315,000	1,124,286
3.50%, 3/1/2028 (a)	1,294,000	1,215,001
3.55%, 8/15/2029	901,000	830,497
3.80%, 8/15/2025	997,000	975,305
4.00%, 11/15/2028	1,087,000	1,035,726
Target Corp.:
1.95%, 1/15/2027 (a)	794,000	721,198
2.25%, 4/15/2025	1,775,000	1,683,747
2.35%, 2/15/2030	347,000	294,853
2.50%, 4/15/2026	440,000	412,205
2.65%, 9/15/2030	974,000	835,400
3.38%, 4/15/2029	390,000	362,170
3.50%, 7/1/2024 (a)	949,000	930,333
4.50%, 9/15/2032 (a)	2,972,000	2,889,824
TJX Cos., Inc.:
1.15%, 5/15/2028 (a)	12,000	10,014
1.60%, 5/15/2031 (a)	1,010,000	787,174
2.25%, 9/15/2026	1,187,000	1,086,200
3.88%, 4/15/2030	920,000	857,670
Tractor Supply Co. 1.75%, 11/1/2030	970,000	745,135
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,586,000	1,371,684
3.45%, 6/1/2026	1,305,000	1,239,946
3.80%, 11/18/2024	1,509,000	1,471,743
Walmart, Inc.:
1.05%, 9/17/2026 (a)	1,291,000	1,142,032

See accompanying notes to financial statements.
158

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 9/22/2028	$ 596,000	$ 511,022
1.80%, 9/22/2031 (a)	1,559,000	1,271,177
2.38%, 9/24/2029 (a)	461,000	403,979
2.65%, 12/15/2024	874,000	840,709
2.85%, 7/8/2024	1,228,000	1,192,388
3.05%, 7/8/2026	910,000	874,128
3.25%, 7/8/2029	2,494,000	2,328,473
3.30%, 4/22/2024	1,669,000	1,635,820
3.55%, 6/26/2025	1,355,000	1,326,111
3.70%, 6/26/2028	1,748,000	1,690,543
3.90%, 9/9/2025	1,975,000	1,946,046
3.95%, 9/9/2027 (a)	1,597,000	1,577,628
4.15%, 9/9/2032 (a)	2,157,000	2,107,303
5.88%, 4/5/2027 (a)	1,041,000	1,103,169
7.55%, 2/15/2030	1,260,000	1,477,400
		151,272,381
SEMICONDUCTORS — 2.2%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	662,000	616,620
Analog Devices, Inc.:
1.70%, 10/1/2028	1,048,000	887,939
2.10%, 10/1/2031 (a)	1,272,000	1,029,048
2.95%, 4/1/2025	500,000	480,210
3.45%, 6/15/2027 (d)	860,000	808,615
3.50%, 12/5/2026	1,056,000	1,007,466
Applied Materials, Inc.:
1.75%, 6/1/2030	811,000	661,192
3.30%, 4/1/2027	1,979,000	1,880,386
3.90%, 10/1/2025 (a)	829,000	811,102
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	875,000	841,024
3.50%, 1/15/2028	1,044,000	951,596
3.63%, 1/15/2024	1,556,000	1,529,408
3.88%, 1/15/2027	4,256,000	4,029,155
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	1,270,000	1,073,480
2.45%, 2/15/2031 (d)	3,831,000	3,016,108
3.15%, 11/15/2025	1,498,000	1,420,374
3.46%, 9/15/2026	1,494,000	1,406,302
4.00%, 4/15/2029 (d)	1,299,000	1,182,116
4.11%, 9/15/2028	1,729,000	1,613,174
4.15%, 11/15/2030	2,596,000	2,325,704
4.15%, 4/15/2032 (d)	1,147,000	1,008,224
4.30%, 11/15/2032	1,000,000	882,840
4.75%, 4/15/2029	1,949,000	1,858,781
5.00%, 4/15/2030	1,487,000	1,410,271
Intel Corp.:
1.60%, 8/12/2028	586,000	497,907
2.00%, 8/12/2031 (a)	1,485,000	1,177,709
2.45%, 11/15/2029	8,077,000	6,928,047
2.60%, 5/19/2026 (a)	1,282,000	1,196,606
2.88%, 5/11/2024	1,289,000	1,255,228
3.15%, 5/11/2027 (a)	1,460,000	1,374,021
3.40%, 3/25/2025 (a)	1,510,000	1,470,106
Security Description	Principal Amount	Value
3.70%, 7/29/2025	$ 3,209,000	$ 3,132,562
3.75%, 3/25/2027 (a)	1,076,000	1,039,125
3.75%, 8/5/2027 (a)	1,211,000	1,164,413
3.90%, 3/25/2030	1,851,000	1,736,682
4.00%, 8/5/2029 (a)	989,000	943,130
4.15%, 8/5/2032 (a)	1,227,000	1,147,355
KLA Corp.:
4.10%, 3/15/2029	1,243,000	1,202,727
4.65%, 11/1/2024	1,556,000	1,553,324
4.65%, 7/15/2032 (a)	1,391,000	1,362,930
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,428,000	1,161,578
3.75%, 3/15/2026 (a)	1,035,000	1,003,888
3.80%, 3/15/2025	955,000	934,496
4.00%, 3/15/2029	1,351,000	1,285,787
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	5,000	4,750
Marvell Technology, Inc.:
1.65%, 4/15/2026	1,380,000	1,220,900
2.45%, 4/15/2028	1,416,000	1,190,658
2.95%, 4/15/2031	1,173,000	942,154
4.88%, 6/22/2028	1,245,000	1,182,090
Microchip Technology, Inc.:
0.97%, 2/15/2024	1,837,000	1,746,454
0.98%, 9/1/2024	1,443,000	1,338,281
4.25%, 9/1/2025	1,549,000	1,504,218
Micron Technology, Inc.:
2.70%, 4/15/2032	5,180,000	3,886,036
4.19%, 2/15/2027	1,152,000	1,094,504
4.66%, 2/15/2030	931,000	843,858
4.98%, 2/6/2026	1,486,000	1,462,952
5.33%, 2/6/2029	1,443,000	1,384,833
6.75%, 11/1/2029	1,325,000	1,348,201
NVIDIA Corp.:
0.58%, 6/14/2024	1,008,000	950,937
1.55%, 6/15/2028 (a)	1,379,000	1,178,893
2.00%, 6/15/2031	1,175,000	942,961
2.85%, 4/1/2030	3,314,000	2,894,779
3.20%, 9/16/2026	1,289,000	1,225,285
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024	902,000	894,757
5.35%, 3/1/2026	1,162,000	1,153,517
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,382,000	1,092,250
2.65%, 2/15/2032	714,000	558,477
2.70%, 5/1/2025	1,014,000	953,353
3.15%, 5/1/2027	771,000	702,651
3.40%, 5/1/2030	1,217,000	1,050,222
4.30%, 6/18/2029	1,027,000	951,906
4.40%, 6/1/2027	891,000	853,943
Qorvo, Inc.:
1.75%, 12/15/2024 (d)	1,259,000	1,161,604

See accompanying notes to financial statements.
159

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 10/15/2029	$ 974,000	$ 860,714
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,334,000	1,129,685
1.65%, 5/20/2032	950,000	733,115
2.15%, 5/20/2030 (a)	1,142,000	964,659
2.90%, 5/20/2024	903,000	880,931
3.25%, 5/20/2027 (a)	2,563,000	2,439,463
4.25%, 5/20/2032 (a)	773,000	744,816
5.40%, 5/20/2033 (a)	3,864,000	4,026,404
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,283,000	1,129,399
3.00%, 6/1/2031	868,000	679,913
Texas Instruments, Inc.:
1.13%, 9/15/2026	703,000	620,911
1.38%, 3/12/2025	607,000	567,132
1.75%, 5/4/2030	160,000	131,696
2.25%, 9/4/2029	633,000	547,317
2.63%, 5/15/2024	1,302,000	1,264,034
2.90%, 11/3/2027 (a)	1,033,000	962,167
3.65%, 8/16/2032 (a)	706,000	652,909
4.60%, 2/15/2028	1,141,000	1,143,214
4.70%, 11/18/2024	496,000	495,231
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,196,000	1,061,629
2.50%, 10/25/2031	2,037,000	1,673,538
3.88%, 4/22/2027	1,090,000	1,045,582
4.13%, 4/22/2029	1,104,000	1,049,374
4.25%, 4/22/2032	1,206,000	1,161,752
Xilinx, Inc.:
2.38%, 6/1/2030	1,206,000	1,013,969
2.95%, 6/1/2024	901,000	875,853
		127,869,587
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	996,000	821,172
3.48%, 12/1/2027	1,595,000	1,448,132
3.84%, 5/1/2025	1,495,000	1,440,373
Series WI, 4.20%, 5/1/2030	1,544,000	1,398,432
		5,108,109
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
1.35%, 9/15/2030 (a)	675,000	527,222
3.40%, 9/15/2026	1,369,000	1,303,548
3.40%, 6/15/2027	862,000	815,254
Adobe, Inc.:
1.90%, 2/1/2025	446,000	421,341
2.15%, 2/1/2027	1,518,000	1,383,156
2.30%, 2/1/2030	1,741,000	1,485,021
3.25%, 2/1/2025	1,011,000	982,389
Autodesk, Inc.:
2.40%, 12/15/2031	436,000	349,676
2.85%, 1/15/2030	867,000	745,074
Security Description	Principal Amount	Value
3.50%, 6/15/2027	$ 576,000	$ 539,384
4.38%, 6/15/2025	593,000	586,507
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	828,000	673,644
2.90%, 12/1/2029	1,230,000	1,040,801
3.40%, 6/27/2026	1,293,000	1,211,399
Cadence Design Systems, Inc. 4.38%, 10/15/2024	784,000	776,528
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,060,000	834,072
4.80%, 3/1/2026 (a)	634,000	631,718
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	1,263,000	1,195,884
1.15%, 3/1/2026	1,477,000	1,296,156
2.25%, 3/1/2031 (a)	1,191,000	936,864
3.75%, 5/21/2029	552,000	503,728
4.50%, 7/15/2025	3,396,000	3,333,242
4.70%, 7/15/2027	933,000	911,084
5.10%, 7/15/2032 (a)	1,073,000	1,035,209
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	806,000	719,677
2.65%, 6/1/2030	877,000	735,347
2.75%, 7/1/2024	2,526,000	2,436,377
3.20%, 7/1/2026	3,247,000	3,041,595
3.50%, 7/1/2029	3,945,000	3,554,958
3.85%, 6/1/2025	1,500,000	1,455,810
4.20%, 10/1/2028	1,678,000	1,588,227
Intuit, Inc.:
0.95%, 7/15/2025	802,000	730,357
1.35%, 7/15/2027	1,209,000	1,046,305
1.65%, 7/15/2030	901,000	724,134
Microsoft Corp.:
2.40%, 8/8/2026	5,373,000	5,012,257
2.70%, 2/12/2025	4,772,000	4,590,044
2.88%, 2/6/2024	2,351,000	2,305,273
3.13%, 11/3/2025	3,806,000	3,676,558
3.30%, 2/6/2027	4,544,000	4,379,780
Oracle Corp.:
1.65%, 3/25/2026	7,057,000	6,324,342
2.30%, 3/25/2028	2,814,000	2,440,188
2.50%, 4/1/2025	4,469,000	4,213,865
2.65%, 7/15/2026	3,388,000	3,115,300
2.80%, 4/1/2027	3,057,000	2,788,381
2.88%, 3/25/2031	5,072,000	4,207,883
2.95%, 11/15/2024	2,405,000	2,314,404
2.95%, 5/15/2025	3,571,000	3,390,986
2.95%, 4/1/2030	4,575,000	3,905,220
3.25%, 11/15/2027	3,197,000	2,937,340
3.25%, 5/15/2030 (a)	1,195,000	1,036,686
3.40%, 7/8/2024	2,667,000	2,601,285
6.15%, 11/9/2029	1,830,000	1,902,505
6.25%, 11/9/2032	3,414,000	3,584,871

See accompanying notes to financial statements.
160

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc.:
1.00%, 9/15/2025	$ 589,000	$ 528,716
1.75%, 2/15/2031	1,754,000	1,350,299
2.00%, 6/30/2030	1,037,000	829,092
2.35%, 9/15/2024	679,000	647,786
2.95%, 9/15/2029	1,824,000	1,581,900
3.80%, 12/15/2026	1,199,000	1,145,249
3.85%, 12/15/2025	492,000	476,994
4.20%, 9/15/2028	876,000	845,077
Salesforce, Inc.:
0.63%, 7/15/2024	1,218,000	1,144,214
1.50%, 7/15/2028	523,000	446,856
1.95%, 7/15/2031	1,783,000	1,427,595
3.70%, 4/11/2028 (a)	3,060,000	2,941,547
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024	1,587,000	1,548,849
3.55%, 4/14/2025	1,098,000	1,057,407
3.70%, 4/14/2027	633,000	595,856
4.00%, 4/14/2032 (a)	1,451,000	1,283,540
VMware, Inc.:
1.00%, 8/15/2024	1,702,000	1,583,234
1.40%, 8/15/2026	1,528,000	1,330,888
1.80%, 8/15/2028	1,443,000	1,178,094
2.20%, 8/15/2031	1,493,000	1,131,948
3.90%, 8/21/2027	1,534,000	1,431,559
4.50%, 5/15/2025	1,299,000	1,273,656
4.65%, 5/15/2027	1,463,000	1,413,404
4.70%, 5/15/2030	1,280,000	1,190,810
Workday, Inc.:
3.50%, 4/1/2027 (a)	1,778,000	1,662,999
3.70%, 4/1/2029	936,000	858,593
3.80%, 4/1/2032 (a)	1,412,000	1,246,104
		136,431,122
TELECOMMUNICATIONS — 3.0%
America Movil SAB de CV:
2.88%, 5/7/2030	1,233,000	1,056,521
3.63%, 4/22/2029 (a)	1,378,000	1,254,807
4.70%, 7/21/2032	1,338,000	1,280,091
AT&T, Inc.:
0.90%, 3/25/2024	3,048,000	2,896,392
1.65%, 2/1/2028	2,942,000	2,489,050
1.70%, 3/25/2026	4,480,000	4,043,514
2.25%, 2/1/2032 (a)	2,982,000	2,338,156
2.30%, 6/1/2027	4,218,000	3,758,786
2.75%, 6/1/2031 (a)	4,075,000	3,383,676
2.95%, 7/15/2026	1,276,000	1,184,434
3.80%, 2/15/2027	730,000	695,289
3.88%, 1/15/2026	1,036,000	1,008,484
4.10%, 2/15/2028	1,845,000	1,756,477
4.25%, 3/1/2027	1,840,000	1,791,001
4.30%, 2/15/2030	3,777,000	3,551,815
4.35%, 3/1/2029	3,841,000	3,655,403
Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	$ 586,000	$ 554,989
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	4,028,000	3,903,293
9.63%, 12/15/2030	3,623,000	4,324,703
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	1,541,000	1,436,674
2.95%, 2/28/2026	1,990,000	1,900,530
3.50%, 6/15/2025 (a)	758,000	737,799
3.63%, 3/4/2024	998,000	983,669
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	4,886,000	5,764,943
9.25%, 6/1/2032	125,000	156,170
Juniper Networks, Inc.:
1.20%, 12/10/2025	101,000	90,329
2.00%, 12/10/2030	934,000	709,989
3.75%, 8/15/2029	1,211,000	1,078,977
Koninklijke KPN NV 8.38%, 10/1/2030	834,000	933,471
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,536,000	1,205,161
2.75%, 5/24/2031	606,000	483,588
4.00%, 9/1/2024	421,000	413,321
4.60%, 2/23/2028	7,000	6,787
4.60%, 5/23/2029	1,133,000	1,076,169
5.60%, 6/1/2032	1,127,000	1,099,614
Orange SA 9.00%, 3/1/2031	3,031,000	3,707,731
Rogers Communications, Inc.:
2.90%, 11/15/2026	996,000	909,826
2.95%, 3/15/2025 (d)	1,584,000	1,510,550
3.20%, 3/15/2027 (d)	1,424,000	1,317,371
3.63%, 12/15/2025	1,598,000	1,529,190
3.80%, 3/15/2032 (d)	1,904,000	1,643,228
Telefonica Emisiones SA 4.10%, 3/8/2027	2,020,000	1,914,576
Telefonica Europe B.V. 8.25%, 9/15/2030	1,736,000	1,937,498
TELUS Corp.:
2.80%, 2/16/2027	897,000	828,801
3.40%, 5/13/2032 (a)	1,244,000	1,058,644
3.70%, 9/15/2027	876,000	830,378
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,554,000	1,392,446
2.05%, 2/15/2028	2,104,000	1,810,050
2.25%, 2/15/2026	1,259,000	1,146,596
2.25%, 11/15/2031	1,325,000	1,041,980
2.40%, 3/15/2029	1,309,000	1,104,115
2.55%, 2/15/2031	3,041,000	2,478,202
2.63%, 4/15/2026	3,672,000	3,363,148
2.63%, 2/15/2029	1,766,000	1,498,928
2.70%, 3/15/2032	864,000	699,235

See accompanying notes to financial statements.
161

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 2/15/2031	$ 1,528,000	$ 1,261,517
3.38%, 4/15/2029	3,145,000	2,770,997
3.50%, 4/15/2025	4,508,000	4,339,761
3.50%, 4/15/2031	3,257,000	2,820,790
3.75%, 4/15/2027	6,704,000	6,320,866
3.88%, 4/15/2030	8,728,000	7,922,667
4.75%, 2/1/2028 (a)	861,000	838,881
5.20%, 1/15/2033	2,145,000	2,123,829
Verizon Communications, Inc.:
0.75%, 3/22/2024	1,562,000	1,482,791
0.85%, 11/20/2025	1,623,000	1,449,582
1.45%, 3/20/2026	2,343,000	2,105,888
1.50%, 9/18/2030 (a)	1,205,000	937,418
1.68%, 10/30/2030	5,259,000	4,087,242
1.75%, 1/20/2031	2,458,000	1,903,918
2.10%, 3/22/2028	3,799,000	3,295,595
2.36%, 3/15/2032 (a)	6,660,000	5,281,646
2.55%, 3/21/2031	5,222,500	4,298,118
2.63%, 8/15/2026	2,399,000	2,216,028
3.00%, 3/22/2027	1,556,000	1,446,893
3.15%, 3/22/2030	1,752,000	1,543,530
3.38%, 2/15/2025	1,744,000	1,690,581
3.50%, 11/1/2024	822,000	797,957
3.88%, 2/8/2029	1,598,000	1,500,586
4.02%, 12/3/2029	5,115,000	4,786,873
4.13%, 3/16/2027	3,803,000	3,704,236
4.33%, 9/21/2028	5,567,000	5,358,683
7.75%, 12/1/2030	1,252,000	1,440,726
Vodafone Group PLC:
3.75%, 1/16/2024	493,000	486,813
4.13%, 5/30/2025	3,538,000	3,482,383
7.88%, 2/15/2030	216,000	243,041
		176,666,401
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	690,000	661,986
3.50%, 9/15/2027	943,000	874,953
3.55%, 11/19/2026	1,380,000	1,294,647
3.90%, 11/19/2029	1,731,000	1,538,738
		4,370,324
TRANSPORTATION — 1.0%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	374,000	352,761
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	933,000	897,406
3.65%, 9/1/2025	1,190,000	1,156,418
3.75%, 4/1/2024	1,327,000	1,308,435
7.00%, 12/15/2025	1,089,000	1,161,854
Security Description	Principal Amount	Value
Canadian National Railway Co.:
2.75%, 3/1/2026 (a)	$ 472,000	$ 444,869
2.95%, 11/21/2024	871,000	838,137
3.85%, 8/5/2032	473,000	439,483
6.90%, 7/15/2028	695,000	766,370
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	1,886,000	1,759,732
1.75%, 12/2/2026	1,193,000	1,063,118
2.05%, 3/5/2030	780,000	639,202
2.45%, 12/2/2031	1,601,000	1,332,576
2.90%, 2/1/2025	919,000	879,538
4.00%, 6/1/2028	25,000	23,907
7.13%, 10/15/2031	886,000	982,512
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	570,000	538,701
CSX Corp.:
2.40%, 2/15/2030 (a)	864,000	730,046
2.60%, 11/1/2026	29,000	26,760
3.25%, 6/1/2027	3,282,000	3,074,709
3.35%, 11/1/2025 (a)	1,024,000	982,118
3.40%, 8/1/2024	983,000	960,057
3.80%, 3/1/2028 (a)	975,000	929,770
4.25%, 3/15/2029 (a)	616,000	591,662
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,208,000	975,086
3.10%, 8/5/2029 (a)	763,000	670,601
3.25%, 4/1/2026	1,279,000	1,216,393
3.40%, 2/15/2028	777,000	718,523
4.20%, 10/17/2028	394,000	374,867
4.25%, 5/15/2030 (a)	1,534,000	1,446,209
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (a)	958,000	927,679
Kansas City Southern 2.88%, 11/15/2029	879,000	758,981
Kirby Corp. 4.20%, 3/1/2028	624,000	568,695
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	439,000	360,977
2.55%, 11/1/2029	1,315,000	1,127,060
2.90%, 6/15/2026 (a)	609,000	570,432
3.00%, 3/15/2032 (a)	1,176,000	1,006,327
3.65%, 8/1/2025	440,000	426,448
3.85%, 1/15/2024	978,000	965,873
7.80%, 5/15/2027	501,000	552,483
Ryder System, Inc.:
4.30%, 6/15/2027	1,265,000	1,212,566
Series MTN, 1.75%, 9/1/2026	467,000	412,048
Series MTN, 2.85%, 3/1/2027	661,000	598,410
Series MTN, 2.90%, 12/1/2026 (a)	1,082,000	985,161
Series MTN, 3.35%, 9/1/2025	805,000	763,969

See accompanying notes to financial statements.
162

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 3/18/2024 (a)	$ 442,000	$ 433,036
Series MTN, 4.63%, 6/1/2025	824,000	807,133
Union Pacific Corp.:
2.15%, 2/5/2027	1,087,000	981,713
2.38%, 5/20/2031 (a)	1,511,000	1,268,485
2.40%, 2/5/2030	1,310,000	1,120,967
2.75%, 3/1/2026	1,069,000	1,011,520
2.80%, 2/14/2032 (a)	1,154,000	991,782
3.00%, 4/15/2027 (a)	747,000	696,331
3.15%, 3/1/2024	774,000	758,056
3.25%, 1/15/2025 (a)	719,000	698,163
3.25%, 8/15/2025	855,000	823,091
3.65%, 2/15/2024	428,000	421,798
3.75%, 7/15/2025	1,260,000	1,225,993
3.95%, 9/10/2028	1,191,000	1,145,373
4.50%, 1/20/2033 (a)	1,341,000	1,312,410
6.63%, 2/1/2029	420,000	458,657
United Parcel Service, Inc.:
2.20%, 9/1/2024	655,000	627,798
2.40%, 11/15/2026 (a)	664,000	617,022
2.50%, 9/1/2029 (a)	738,000	641,558
2.80%, 11/15/2024 (a)	685,000	660,539
3.05%, 11/15/2027 (a)	429,000	403,608
3.40%, 3/15/2029	1,132,000	1,053,224
3.90%, 4/1/2025 (a)	1,067,000	1,051,176
4.45%, 4/1/2030	1,757,000	1,728,607
		59,456,969
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	262,000	249,893
3.25%, 9/15/2026 (a)	1,005,000	935,675
3.50%, 3/15/2028	171,000	154,852
3.50%, 6/1/2032	889,000	738,332
3.85%, 3/30/2027	669,000	625,649
4.00%, 6/30/2030	1,159,000	1,030,548
4.35%, 2/15/2024	540,000	532,208
		4,267,157
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc.:
2.63%, 9/16/2026	751,000	633,469
3.38%, 1/20/2027	804,000	687,910
		1,321,379
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	651,000	534,829
2.80%, 5/1/2030	651,000	563,050
3.40%, 3/1/2025	525,000	508,841
3.45%, 6/1/2029	819,000	747,141
3.75%, 9/1/2028	1,185,000	1,118,154
3.85%, 3/1/2024	618,000	608,279
Security Description	Principal Amount	Value
4.45%, 6/1/2032 (a)	$ 1,339,000	$ 1,284,650
Essential Utilities, Inc.:
2.40%, 5/1/2031 (a)	944,000	754,048
2.70%, 4/15/2030	1,329,000	1,113,649
3.57%, 5/1/2029	1,337,000	1,201,963
United Utilities PLC 6.88%, 8/15/2028	881,000	929,261
		9,363,865
TOTAL CORPORATE BONDS & NOTES (Cost $6,332,087,456)		5,813,035,943
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.0% (e)
National Australia Bank, Ltd. 3.50%, 6/9/2025 (a)	1,050,000	1,018,721
CHINA — 0.1%
NXP B.V./NXP Funding LLC 5.55%, 12/1/2028	1,262,000	1,264,120
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,042,000	991,963
		2,256,083
SWITZERLAND — 0.0% (e)
Credit Suisse AG 3.70%, 2/21/2025	2,447,000	2,254,152
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,041,252)		5,528,956
	Shares
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	22,816,895	22,821,458
State Street Navigator Securities Lending Portfolio II (h) (i)	221,985,153	221,985,153
TOTAL SHORT-TERM INVESTMENTS (Cost $244,806,867)		244,806,611
TOTAL INVESTMENTS — 102.8% (Cost $6,582,935,575)		6,063,371,510
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(164,754,080)
NET ASSETS — 100.0%		$ 5,898,617,430

See accompanying notes to financial statements.
163

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,813,035,943	$—	$5,813,035,943
Foreign Government Obligations	—	5,528,956	—	5,528,956
Short-Term Investments	244,806,611	—	—	244,806,611
TOTAL INVESTMENTS	$244,806,611	$5,818,564,899	$—	$6,063,371,510

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,308,684	$ 41,304,554	$357,895,948	$376,378,935	$55	$(164)	22,816,895	$ 22,821,458	$164,534
State Street Navigator Securities Lending Portfolio II	177,130,733	177,130,733	608,762,527	563,908,107	—	—	221,985,153	221,985,153	529,590
Total		$218,435,287	$966,658,475	$940,287,042	$55	$(164)		$ 244,806,611	$694,124
See accompanying notes to financial statements.
164

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 192,000	$ 135,331
5.40%, 10/1/2048	84,000	77,106
		212,437
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	137,000	104,047
3.38%, 6/15/2046	117,000	75,915
3.50%, 3/1/2039	159,000	115,043
3.55%, 3/1/2038	167,000	123,011
3.60%, 5/1/2034	114,000	90,971
3.63%, 3/1/2048	191,000	126,946
3.65%, 3/1/2047	129,000	85,948
3.75%, 2/1/2050	372,000	256,420
3.83%, 3/1/2059	106,000	68,236
3.85%, 11/1/2048	172,000	118,888
3.90%, 5/1/2049	307,000	216,398
3.95%, 8/1/2059	128,000	85,920
5.71%, 5/1/2040	798,000	759,704
5.81%, 5/1/2050	1,328,000	1,235,571
5.88%, 2/15/2040	189,000	181,756
5.93%, 5/1/2060	808,000	741,962
6.13%, 2/15/2033	116,000	117,856
6.63%, 2/15/2038	120,000	123,977
6.88%, 3/15/2039	110,000	115,983
General Dynamics Corp.:
2.85%, 6/1/2041	154,000	114,710
3.60%, 11/15/2042	117,000	95,726
4.25%, 4/1/2040	293,000	267,489
4.25%, 4/1/2050	153,000	136,225
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	112,000	104,339
5.05%, 4/27/2045	139,000	124,552
6.15%, 12/15/2040	191,000	195,794
Lockheed Martin Corp.:
2.80%, 6/15/2050	228,000	154,545
3.60%, 3/1/2035	102,000	90,451
3.80%, 3/1/2045	229,000	187,663
4.07%, 12/15/2042	320,604	276,944
4.09%, 9/15/2052	322,600	273,262
4.15%, 6/15/2053	240,000	204,022
4.30%, 6/15/2062	142,000	119,453
4.50%, 5/15/2036	122,000	116,225
4.70%, 5/15/2046	323,000	300,875
5.25%, 1/15/2033	180,000	186,093
5.70%, 11/15/2054	360,000	381,776
5.72%, 6/1/2040	215,000	226,874
5.90%, 11/15/2063	140,000	151,217
Series B, 6.15%, 9/1/2036	116,000	125,822
Northrop Grumman Corp.:
3.85%, 4/15/2045	188,000	150,135
Security Description	Principal Amount	Value
4.03%, 10/15/2047	$ 680,000	$ 563,604
4.75%, 6/1/2043	196,000	181,180
5.05%, 11/15/2040	140,000	133,907
5.15%, 5/1/2040	186,000	181,426
5.25%, 5/1/2050	233,000	230,453
Raytheon Technologies Corp.:
2.82%, 9/1/2051	177,000	115,441
3.03%, 3/15/2052	287,000	196,144
3.13%, 7/1/2050	236,000	166,248
3.75%, 11/1/2046	266,000	207,129
4.05%, 5/4/2047	171,000	140,225
4.15%, 5/15/2045	246,000	205,122
4.35%, 4/15/2047	210,000	180,157
4.45%, 11/16/2038	247,382	224,873
4.50%, 6/1/2042	924,000	831,545
4.63%, 11/16/2048	429,000	388,262
4.70%, 12/15/2041	188,000	171,629
4.80%, 12/15/2043	177,000	161,208
4.88%, 10/15/2040	150,000	139,994
5.40%, 5/1/2035	70,000	70,039
5.70%, 4/15/2040	266,000	272,022
6.05%, 6/1/2036	105,000	111,005
6.13%, 7/15/2038	190,000	202,694
		13,803,051
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.40%, 2/4/2041	301,000	199,734
3.70%, 2/4/2051	407,000	257,090
3.88%, 9/16/2046	433,000	289,010
4.00%, 2/4/2061	159,000	103,627
4.25%, 8/9/2042	270,000	200,011
4.45%, 5/6/2050	229,000	162,217
4.50%, 5/2/2043	427,000	321,313
5.38%, 1/31/2044	150,000	132,720
5.80%, 2/14/2039	640,000	586,957
5.95%, 2/14/2049	770,000	686,185
6.20%, 2/14/2059	1,000	934
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	98,000	65,253
3.75%, 9/15/2047	118,000	96,007
4.02%, 4/16/2043	230,000	194,157
4.50%, 3/15/2049	184,000	167,904
4.54%, 3/26/2042	118,000	107,380
5.38%, 9/15/2035	16,000	16,392
5.94%, 10/1/2032	113,000	120,886
BAT Capital Corp.:
3.73%, 9/25/2040	80,000	54,366
3.98%, 9/25/2050	260,000	170,971
4.39%, 8/15/2037	496,000	385,719
4.54%, 8/15/2047	733,000	521,024
4.76%, 9/6/2049	353,000	256,345
5.28%, 4/2/2050	245,000	193,062
5.65%, 3/16/2052	320,000	265,210
Philip Morris International, Inc.:
3.88%, 8/21/2042	204,000	155,181

See accompanying notes to financial statements.
165

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/4/2043	$ 239,000	$ 188,972
4.25%, 11/10/2044	398,000	320,653
4.38%, 11/15/2041	189,000	155,694
4.50%, 3/20/2042	280,000	236,068
4.88%, 11/15/2043	196,000	172,415
6.38%, 5/16/2038	311,000	329,794
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	94,994
5.85%, 8/15/2045	584,000	498,567
6.15%, 9/15/2043	206,000	183,651
7.25%, 6/15/2037	98,000	100,388
		7,990,851
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,303	1,971
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,384	1,247
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	60,722	54,124
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	26,622	23,197
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,055	4,373
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	60,168	53,663
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	67,324	58,299
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	100,274	83,699
American Airlines 2021-1 Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	99,000	79,110
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	120,357	98,705
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	47,802	42,327
Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$ 17,022	$ 15,505
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	76,057	64,842
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	86,599	76,326
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	88,452	71,186
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	42,971	39,269
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	3,994	3,598
		771,441
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	267,000	216,849
3.38%, 11/1/2046	241,000	187,992
3.38%, 3/27/2050	401,000	314,228
3.63%, 5/1/2043	198,000	163,089
3.88%, 11/1/2045	264,000	227,156
		1,109,314
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050	340,000	212,150
4.88%, 10/1/2043	130,000	122,565
General Motors Co.:
5.00%, 4/1/2035	104,000	89,504
5.15%, 4/1/2038	300,000	259,806
5.20%, 4/1/2045	441,000	360,584
5.40%, 4/1/2048	295,000	242,664
5.95%, 4/1/2049	284,000	247,997
6.25%, 10/2/2043	507,000	469,796
6.60%, 4/1/2036	149,000	146,123
6.75%, 4/1/2046	219,000	212,071
		2,363,260
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	520,000	308,246
4.40%, 10/1/2046	123,000	93,027
5.40%, 3/15/2049	199,000	171,267
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	219,000	158,611
BorgWarner, Inc. 4.38%, 3/15/2045	218,000	168,228

See accompanying notes to financial statements.
166

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lear Corp.:
3.55%, 1/15/2052	$ 235,000	$ 141,736
5.25%, 5/15/2049	134,000	110,372
		1,151,487
BANKS — 7.8%
Bank of America Corp.:
6.11%, 1/29/2037	426,000	433,698
7.75%, 5/14/2038	330,000	384,955
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	264,000	203,935
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	662,000	566,248
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	494,000	311,689
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	1,023,000	752,253
Series L, 4.75%, 4/21/2045	174,000	148,993
Series MTN, 4.88%, 4/1/2044	202,000	182,212
Series MTN, 5.00%, 1/21/2044	568,000	521,662
Series MTN, 5.88%, 2/7/2042	477,000	482,524
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	479,000	398,284
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	703,000	578,217
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	515,000	435,159
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	1,380,000	1,089,938
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	373,000	230,879
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	1,011,000	683,052
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b)	253,000	180,128
Bank of America NA Series BKNT, 6.00%, 10/15/2036	244,000	250,163
Barclays PLC:
4.95%, 1/10/2047	362,000	312,750
5.25%, 8/17/2045	388,000	349,173
1 year CMT + 1.30%, 3.33%, 11/24/2042 (b)	254,000	174,584
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	200,000	135,308
1 year CMT + 3.00%, 5.75%, 8/9/2033 (b)	143,000	135,358
Citigroup, Inc.:
4.65%, 7/30/2045	262,000	225,543
Security Description	Principal Amount	Value
4.65%, 7/23/2048	$ 723,000	$ 628,641
4.75%, 5/18/2046	568,000	469,884
5.30%, 5/6/2044	296,000	266,737
5.88%, 1/30/2042	234,000	235,940
6.00%, 10/31/2033	107,000	107,601
6.13%, 8/25/2036	98,000	98,136
6.63%, 6/15/2032	99,000	103,980
6.68%, 9/13/2043	281,000	304,050
8.13%, 7/15/2039	317,000	389,650
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b)	286,000	236,691
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	296,000	242,551
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	353,000	245,589
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	398,000	383,469
Citizens Financial Group, Inc. 2.64%, 9/30/2032	116,000	85,649
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	390,000	351,651
5.75%, 12/1/2043	260,000	248,823
Series BKNT, 5.25%, 5/24/2041	408,000	412,908
Credit Suisse Group AG 4.88%, 5/15/2045	523,000	359,630
Fifth Third Bancorp 8.25%, 3/1/2038	134,000	165,402
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	210,000	159,424
Series BKNT, 4.63%, 2/13/2047	141,000	110,702
Goldman Sachs Capital I 6.35%, 2/15/2034	113,000	116,936
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	494,000	433,722
5.15%, 5/22/2045	541,000	489,297
6.13%, 2/15/2033	165,000	171,430
6.25%, 2/1/2041	700,000	729,526
6.45%, 5/1/2036	128,000	133,559
6.75%, 10/1/2037	1,038,000	1,105,522
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	768,000	629,883
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	458,000	394,915
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	102,000	83,175
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	453,000	308,846
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	664,000	477,934

See accompanying notes to financial statements.
167

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	$ 428,000	$ 315,389
Series MTN, 4.80%, 7/8/2044	468,000	413,450
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	115,000	109,618
Series BKNT, 5.88%, 11/1/2034	81,000	76,619
Series BKNT, 7.00%, 1/15/2039	106,000	114,453
HSBC Holdings PLC:
5.25%, 3/14/2044	485,000	410,756
6.10%, 1/14/2042	297,000	310,160
6.50%, 5/2/2036	375,000	363,004
6.50%, 9/15/2037	538,000	517,992
6.80%, 6/1/2038	317,000	314,534
7.63%, 5/17/2032	97,000	97,182
JPMorgan Chase & Co.:
4.85%, 2/1/2044	367,000	337,042
4.95%, 6/1/2045	408,000	365,515
5.40%, 1/6/2042	220,000	216,260
5.50%, 10/15/2040	461,000	458,829
5.60%, 7/15/2041	449,000	449,965
5.63%, 8/16/2043	370,000	361,631
6.40%, 5/15/2038	771,000	835,270
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	438,000	337,549
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	753,000	625,299
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	807,000	631,776
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	344,000	273,047
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	531,000	436,153
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	580,000	421,672
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	200,000	131,250
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	921,000	634,431
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	626,000	415,914
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	440,000	319,405
Lloyds Banking Group PLC:
4.34%, 1/9/2048	286,000	209,469
5.30%, 12/1/2045	224,000	191,511
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (b)	402,600	263,059
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	$ 379,000	$ 306,926
4.15%, 3/7/2039	114,000	97,085
4.29%, 7/26/2038	167,000	144,692
1 year CMT + 0.97%, 2.49%, 10/13/2032 (b)	45,000	35,063
Morgan Stanley:
4.30%, 1/27/2045	697,000	592,548
4.38%, 1/22/2047	628,000	535,376
6.38%, 7/24/2042	596,000	649,312
7.25%, 4/1/2032	116,000	130,273
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	276,000	242,367
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	632,000	530,678
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	230,000	169,922
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	489,000	488,398
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	603,000	374,475
Regions Bank Series BKNT, 6.45%, 6/26/2037	99,000	102,662
Regions Financial Corp. 7.38%, 12/10/2037	109,000	122,562
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	237,000	148,677
2.93%, 9/17/2041	218,000	145,750
3.05%, 1/14/2042	72,000	50,606
Wachovia Corp. 5.50%, 8/1/2035	115,000	111,816
Wells Fargo & Co.:
3.90%, 5/1/2045	566,000	436,454
5.38%, 2/7/2035	97,000	95,391
5.38%, 11/2/2043	650,000	604,916
5.61%, 1/15/2044	597,400	579,137
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,081,000	772,796
Series GMTN, 4.90%, 11/17/2045	522,000	451,316
Series MTN, 4.40%, 6/14/2046	547,000	437,064
Series MTN, 4.65%, 11/4/2044	591,000	498,792
Series MTN, 4.75%, 12/7/2046	568,000	475,876
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	885,000	752,551
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (b)	1,526,000	1,357,407

See accompanying notes to financial statements.
168

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Bank NA:
5.95%, 8/26/2036	$ 97,000	$ 97,659
Series BKNT, 5.85%, 2/1/2037	118,000	118,699
Series BKNT, 6.60%, 1/15/2038	256,000	277,732
Westpac Banking Corp.:
2.96%, 11/16/2040	261,000	172,101
3.13%, 11/18/2041	140,000	92,460
4.42%, 7/24/2039 (c)	281,000	232,536
		43,238,837
BEVERAGES — 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	2,171,000	2,046,754
4.90%, 2/1/2046	2,196,000	2,009,560
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	189,000	169,523
4.70%, 2/1/2036	97,000	91,443
4.90%, 2/1/2046	326,000	298,792
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	369,000	326,085
4.38%, 4/15/2038	516,000	463,910
4.44%, 10/6/2048	421,000	360,338
4.60%, 4/15/2048	823,000	724,454
4.95%, 1/15/2042	362,000	339,317
5.45%, 1/23/2039	517,000	515,511
5.55%, 1/23/2049	1,047,000	1,043,482
5.80%, 1/23/2059	1,252,000	1,292,853
5.88%, 6/15/2035	99,000	103,050
8.00%, 11/15/2039	231,000	281,972
8.20%, 1/15/2039	221,000	274,692
Brown-Forman Corp.:
4.00%, 4/15/2038	174,000	152,520
4.50%, 7/15/2045	108,000	98,740
Coca-Cola Co.:
2.50%, 6/1/2040	295,000	214,825
2.50%, 3/15/2051	374,000	245,767
2.60%, 6/1/2050	520,000	349,513
2.75%, 6/1/2060	117,000	78,739
2.88%, 5/5/2041	175,000	134,195
3.00%, 3/5/2051	439,000	321,001
4.20%, 3/25/2050	199,000	183,313
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	100,000	75,853
5.25%, 11/26/2043	130,000	124,552
Constellation Brands, Inc.:
3.75%, 5/1/2050	214,000	160,808
4.10%, 2/15/2048	182,000	145,607
4.50%, 5/9/2047	189,000	159,270
5.25%, 11/15/2048	160,000	150,651
Security Description	Principal Amount	Value
Diageo Capital PLC:
3.88%, 4/29/2043	$ 138,000	$ 113,614
5.50%, 1/24/2033	180,000	188,257
5.88%, 9/30/2036	111,000	117,097
Diageo Investment Corp.:
4.25%, 5/11/2042	190,000	166,957
7.45%, 4/15/2035	115,000	136,300
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	514,000	359,949
4.38%, 5/10/2043	86,000	70,526
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	126,000	86,694
3.80%, 5/1/2050	131,000	98,494
4.42%, 12/15/2046	197,000	163,012
4.50%, 11/15/2045	70,000	59,456
4.50%, 4/15/2052	435,000	364,513
5.09%, 5/25/2048	193,000	175,991
Molson Coors Beverage Co.:
4.20%, 7/15/2046	599,000	466,843
5.00%, 5/1/2042	259,682	230,021
PepsiCo, Inc.:
2.63%, 10/21/2041	209,000	154,357
2.75%, 10/21/2051	227,000	158,462
2.88%, 10/15/2049	164,000	118,042
3.38%, 7/29/2049	164,000	129,837
3.45%, 10/6/2046	181,000	145,292
3.50%, 3/19/2040	179,000	148,740
3.60%, 8/13/2042	166,000	138,477
3.63%, 3/19/2050	160,000	131,773
3.88%, 3/19/2060	98,000	84,682
4.00%, 3/5/2042	241,000	211,383
4.00%, 5/2/2047	90,000	78,616
4.20%, 7/18/2052	128,000	117,253
4.25%, 10/22/2044	134,000	119,269
4.45%, 4/14/2046	268,000	255,069
4.88%, 11/1/2040	175,000	177,378
5.50%, 1/15/2040	240,000	255,034
		18,158,478
BIOTECHNOLOGY — 1.7%
Amgen, Inc.:
2.77%, 9/1/2053	150,000	90,612
2.80%, 8/15/2041	288,000	199,907
3.00%, 1/15/2052	426,000	273,812
3.15%, 2/21/2040	473,000	349,292
3.38%, 2/21/2050	725,000	507,051
4.20%, 2/22/2052	294,000	236,044
4.40%, 5/1/2045	552,000	461,141
4.40%, 2/22/2062	269,000	215,797
4.56%, 6/15/2048	447,000	384,661
4.66%, 6/15/2051	933,000	807,353
4.88%, 3/1/2053	247,000	219,951
4.95%, 10/1/2041	279,000	255,709
5.15%, 11/15/2041	316,000	294,224
5.65%, 6/15/2042	197,000	194,930

See accompanying notes to financial statements.
169

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 3/15/2040	$ 125,000	$ 123,821
6.38%, 6/1/2037	122,000	129,647
6.40%, 2/1/2039	160,000	169,864
Baxalta, Inc. 5.25%, 6/23/2045	237,000	224,347
Biogen, Inc.:
3.15%, 5/1/2050	376,000	248,434
3.25%, 2/15/2051	271,000	181,586
5.20%, 9/15/2045	226,000	211,995
Gilead Sciences, Inc.:
2.60%, 10/1/2040	315,000	220,721
2.80%, 10/1/2050	531,000	343,642
4.00%, 9/1/2036	369,000	325,214
4.15%, 3/1/2047	512,000	423,895
4.50%, 2/1/2045	480,000	420,970
4.60%, 9/1/2035	134,000	127,048
4.75%, 3/1/2046	578,000	522,581
4.80%, 4/1/2044	398,000	367,143
5.65%, 12/1/2041	270,000	276,137
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	217,000	135,254
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	15,859
3.30%, 9/2/2040	367,000	256,705
3.35%, 9/2/2051	200,000	123,976
3.55%, 9/2/2050	409,000	263,760
		9,603,083
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	323,000	244,714
3.58%, 4/5/2050	656,000	469,866
Fortune Brands Home & Security, Inc. 4.50%, 3/25/2052	181,000	136,125
Johnson Controls International PLC:
4.50%, 2/15/2047	150,000	124,314
4.63%, 7/2/2044	158,000	136,514
4.95%, 7/2/2064 (d)	123,000	102,872
5.13%, 9/14/2045	121,000	110,368
6.00%, 1/15/2036	98,000	101,651
Lafarge SA 7.13%, 7/15/2036	105,000	111,032
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	209,000	141,533
4.25%, 12/15/2047	139,000	112,452
Masco Corp.:
3.13%, 2/15/2051	185,000	115,168
4.50%, 5/15/2047	149,000	117,457
Owens Corning:
4.30%, 7/15/2047	167,000	129,948
4.40%, 1/30/2048	184,000	143,362
7.00%, 12/1/2036	81,000	86,398
Security Description	Principal Amount	Value
Vulcan Materials Co.:
4.50%, 6/15/2047	$ 185,000	$ 154,621
4.70%, 3/1/2048	105,000	90,210
		2,628,605
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	90,000	67,386
2.80%, 5/15/2050	253,000	175,749
Albemarle Corp.:
5.45%, 12/1/2044	141,000	130,668
5.65%, 6/1/2052	168,000	153,335
CF Industries, Inc.:
4.95%, 6/1/2043	313,000	267,142
5.38%, 3/15/2044	289,000	259,299
Dow Chemical Co 5.55%, 11/30/2048	227,000	212,783
Dow Chemical Co.:
3.60%, 11/15/2050	320,000	230,691
4.38%, 11/15/2042	347,000	286,903
4.63%, 10/1/2044	179,000	148,758
4.80%, 5/15/2049	193,000	163,753
5.25%, 11/15/2041	193,000	180,683
6.30%, 3/15/2033	105,000	110,631
6.90%, 5/15/2053	380,000	414,531
7.38%, 11/1/2029	22,000	24,454
9.40%, 5/15/2039	115,000	151,794
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	451,000	437,037
5.42%, 11/15/2048	575,000	548,987
Eastman Chemical Co.:
4.65%, 10/15/2044	233,000	192,968
4.80%, 9/1/2042	199,000	168,917
Ecolab, Inc.:
2.13%, 2/1/2032	100,000	80,137
2.13%, 8/15/2050	116,000	64,846
2.70%, 12/15/2051	180,000	112,727
2.75%, 8/18/2055	186,000	112,050
3.95%, 12/1/2047	142,000	116,383
5.50%, 12/8/2041	171,000	172,253
FMC Corp. 4.50%, 10/1/2049	138,000	109,816
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	157,000	122,578
5.00%, 9/26/2048	215,000	184,638
Linde, Inc.:
2.00%, 8/10/2050	151,000	84,104
3.55%, 11/7/2042	173,000	138,876
Lubrizol Corp. 6.50%, 10/1/2034	116,000	132,846
LYB International Finance B.V.:
4.88%, 3/15/2044	231,000	191,481
5.25%, 7/15/2043	122,000	107,606

See accompanying notes to financial statements.
170

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC:
3.38%, 10/1/2040	$ 327,000	$ 232,242
3.63%, 4/1/2051	282,000	189,008
3.80%, 10/1/2060	85,000	55,283
4.20%, 10/15/2049	252,000	188,478
4.20%, 5/1/2050	218,000	161,697
LyondellBasell Industries NV 4.63%, 2/26/2055	183,000	143,796
Mosaic Co.:
4.88%, 11/15/2041	198,000	168,502
5.45%, 11/15/2033	102,000	99,451
5.63%, 11/15/2043	170,000	158,882
Nutrien, Ltd.:
3.95%, 5/13/2050	129,000	98,519
4.13%, 3/15/2035	116,000	100,030
4.90%, 6/1/2043	159,000	140,305
5.00%, 4/1/2049	189,000	169,420
5.25%, 1/15/2045	200,000	182,570
5.63%, 12/1/2040	98,000	94,732
5.88%, 12/1/2036	86,000	87,383
6.13%, 1/15/2041	157,000	161,005
RPM International, Inc.:
4.25%, 1/15/2048	99,000	74,270
5.25%, 6/1/2045	124,000	107,488
Sherwin-Williams Co.:
2.90%, 3/15/2052	158,000	98,946
3.30%, 5/15/2050	107,000	73,587
3.80%, 8/15/2049	170,000	127,264
4.00%, 12/15/2042	109,000	85,937
4.50%, 6/1/2047	342,000	287,420
4.55%, 8/1/2045	143,000	120,703
Westlake Corp.:
3.13%, 8/15/2051	279,000	173,326
3.38%, 8/15/2061	134,000	79,092
4.38%, 11/15/2047	191,000	144,260
5.00%, 8/15/2046	142,000	119,050
		9,979,456
COMMERCIAL SERVICES — 1.5%
American University Series 2019, 3.67%, 4/1/2049	108,000	83,578
California Endowment Series 2021, 2.50%, 4/1/2051	190,000	117,661
California Institute of Technology:
3.65%, 9/1/2119	121,000	77,314
4.32%, 8/1/2045	165,000	143,781
4.70%, 11/1/2111	108,000	89,562
Claremont Mckenna College 3.78%, 1/1/2122	141,000	89,794
Cleveland Clinic Foundation 4.86%, 1/1/2114	101,000	86,744
Security Description	Principal Amount	Value
Duke University:
Series 2020, 2.68%, 10/1/2044	$ 98,000	$ 70,904
Series 2020, 2.83%, 10/1/2055	129,000	86,905
Emory University Series 2020, 2.97%, 9/1/2050	112,000	75,281
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	190,000	120,171
Series 2020, 2.82%, 6/1/2070	182,000	107,762
George Washington University:
4.87%, 9/15/2045	119,000	109,181
Series 2014, 4.30%, 9/15/2044	116,000	97,956
Series 2018, 4.13%, 9/15/2048	139,000	116,301
Georgetown University:
Series 20A, 2.94%, 4/1/2050	105,000	67,395
Series A, 5.22%, 10/1/2118	115,000	100,663
Series B, 4.32%, 4/1/2049	98,000	81,358
Global Payments, Inc.:
4.15%, 8/15/2049	273,000	195,023
5.95%, 8/15/2052	213,000	193,555
Howard University Series 22A, 5.21%, 10/1/2052	112,000	88,320
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	101,000	84,618
Series A, 2.81%, 1/1/2060	113,000	70,964
Leland Stanford Junior University:
2.41%, 6/1/2050	121,000	76,808
3.65%, 5/1/2048	98,000	81,395
Massachusetts Institute of Technology:
3.07%, 4/1/2052	98,000	72,386
3.89%, 7/1/2116	149,000	107,983
3.96%, 7/1/2038	11,000	9,944
4.68%, 7/1/2114	103,000	89,484
5.60%, 7/1/2111	101,000	105,477
Series F, 2.99%, 7/1/2050	105,000	76,695
Series G, 2.29%, 7/1/2051	103,000	63,465
Moody's Corp.:
2.75%, 8/19/2041	266,000	185,844
3.10%, 11/29/2061	120,000	75,706
3.25%, 5/20/2050	153,000	105,466
3.75%, 2/25/2052	93,000	71,609
4.88%, 12/17/2048	175,000	158,335
5.25%, 7/15/2044	137,000	131,595
Northeastern University Series 2020, 2.89%, 10/1/2050	102,000	66,946

See accompanying notes to financial statements.
171

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Northwestern University:
4.64%, 12/1/2044	$ 103,000	$ 98,268
Series 2017, 3.66%, 12/1/2057	116,000	89,851
Novant Health, Inc. 2.64%, 11/1/2036	180,000	132,934
PayPal Holdings, Inc.:
3.25%, 6/1/2050	192,000	132,033
5.05%, 6/1/2052	293,000	267,409
5.25%, 6/1/2062	140,000	127,950
President and Fellows of Harvard College:
2.52%, 10/15/2050	128,000	83,455
3.15%, 7/15/2046	150,000	114,704
3.30%, 7/15/2056	105,000	78,227
3.75%, 11/15/2052	106,000	88,492
4.88%, 10/15/2040	107,000	105,848
Quanta Services, Inc. 3.05%, 10/1/2041	270,000	176,855
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	289,000	183,212
S&P Global, Inc.:
2.30%, 8/15/2060	336,000	184,918
3.25%, 12/1/2049	238,000	173,871
3.70%, 3/1/2052 (e)	239,000	186,212
3.90%, 3/1/2062 (e)	75,000	58,296
Thomas Jefferson University 3.85%, 11/1/2057	119,000	86,505
Trustees of Boston College 3.13%, 7/1/2052	98,000	68,838
Trustees of Boston University Series CC, 4.06%, 10/1/2048	148,000	122,115
Trustees of Princeton University:
4.20%, 3/1/2052	133,000	122,264
5.70%, 3/1/2039	61,000	65,875
Series 2020, 2.52%, 7/1/2050	18,000	12,166
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	100,000	66,217
4.67%, 9/1/2112	107,000	90,411
Series 2020, 2.40%, 10/1/2050	98,000	61,946
University of Chicago:
3.00%, 10/1/2052	101,000	71,245
4.00%, 10/1/2053	114,000	96,124
Series 20B, 2.76%, 4/1/2045	97,000	73,240
Series C, 2.55%, 4/1/2050	115,000	76,974
University of Miami Series 2022, 4.06%, 4/1/2052	139,000	114,127
Security Description	Principal Amount	Value
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	$ 99,000	$ 79,124
Series 2017, 3.39%, 2/15/2048	120,000	92,288
University of Southern California:
3.03%, 10/1/2039	44,000	34,446
5.25%, 10/1/2111	19,000	18,443
Series 2017, 3.84%, 10/1/2047	149,000	123,372
Series 21A, 2.95%, 10/1/2051	114,000	77,034
Series A, 3.23%, 10/1/2120	183,000	108,166
Verisk Analytics, Inc.:
3.63%, 5/15/2050	166,000	114,935
5.50%, 6/15/2045	171,000	160,275
Washington University:
4.35%, 4/15/2122	101,000	79,530
Series 2022, 3.52%, 4/15/2054	111,000	88,577
William Marsh Rice University:
3.57%, 5/15/2045	38,000	31,260
3.77%, 5/15/2055	109,000	87,597
Yale University Series 2020, 2.40%, 4/15/2050	116,000	74,783
		8,414,341
COMPUTERS — 2.3%
Apple, Inc.:
1.70%, 8/5/2031	98,000	78,374
2.38%, 2/8/2041	381,000	269,584
2.40%, 8/20/2050	393,000	248,384
2.55%, 8/20/2060	310,000	189,726
2.65%, 5/11/2050	674,000	448,224
2.65%, 2/8/2051	777,000	518,500
2.70%, 8/5/2051	467,000	311,867
2.80%, 2/8/2061	333,000	213,669
2.85%, 8/5/2061	300,000	195,504
2.95%, 9/11/2049	407,000	290,631
3.45%, 2/9/2045	625,000	502,994
3.75%, 9/12/2047	385,000	321,367
3.75%, 11/13/2047	299,000	249,662
3.85%, 5/4/2043	768,000	667,269
3.85%, 8/4/2046	433,000	368,717
3.95%, 8/8/2052	538,000	459,414
4.10%, 8/8/2062	266,000	224,573
4.25%, 2/9/2047	244,000	225,517
4.38%, 5/13/2045	622,000	574,622
4.45%, 5/6/2044	257,000	243,729
4.50%, 2/23/2036	277,000	274,421
4.65%, 2/23/2046	1,098,000	1,044,044

See accompanying notes to financial statements.
172

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	$ 232,000	$ 155,814
3.45%, 12/15/2051 (e)	405,000	250,541
8.10%, 7/15/2036	105,000	117,729
8.35%, 7/15/2046	252,000	289,079
Dell, Inc. 6.50%, 4/15/2038	154,000	152,073
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	99,997
6.35%, 10/15/2045	489,000	488,790
HP, Inc.:
5.50%, 1/15/2033	143,000	134,510
6.00%, 9/15/2041	420,000	402,633
International Business Machines Corp.:
2.85%, 5/15/2040	224,000	162,192
2.95%, 5/15/2050	172,000	112,251
3.43%, 2/9/2052	187,000	132,001
4.00%, 6/20/2042	244,200	202,662
4.15%, 5/15/2039	537,000	462,346
4.25%, 5/15/2049	780,300	647,626
4.70%, 2/19/2046	182,000	161,394
4.90%, 7/27/2052	201,000	183,788
5.60%, 11/30/2039	135,000	137,218
5.88%, 11/29/2032	99,000	105,508
6.50%, 1/15/2028	30,000	32,111
7.13%, 12/1/2096	122,000	151,143
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	261,000	154,178
		12,656,376
CONSTRUCTION MATERIALS — 0.0% (a)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/1/2032	100,000	98,286
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	77,000	65,661
Series MTN, 4.00%, 8/15/2045	40,000	35,662
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	255,000	184,130
4.15%, 3/15/2047	128,000	109,792
4.38%, 6/15/2045	167,000	148,667
6.00%, 5/15/2037	71,000	75,964
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052	108,000	84,384
Procter & Gamble Co.:
3.50%, 10/25/2047	170,000	138,477
3.55%, 3/25/2040	210,000	180,757
3.60%, 3/25/2050	253,000	211,111
5.55%, 3/5/2037	120,000	129,893
Security Description	Principal Amount	Value
5.80%, 8/15/2034	$ 70,000	$ 76,230
Unilever Capital Corp.:
5.90%, 11/15/2032	127,000	137,189
Series 30Y, 2.63%, 8/12/2051	259,000	168,466
		1,746,383
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	177,000	138,963
4.20%, 5/15/2047	120,000	100,881
4.60%, 6/15/2045	266,000	241,818
		481,662
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	264,000	200,793
3.85%, 10/29/2041	421,000	297,373
Ally Financial, Inc. 8.00%, 11/1/2031	220,000	227,693
American Express Co. 4.05%, 12/3/2042	221,000	189,949
Brookfield Finance LLC 3.45%, 4/15/2050	149,000	94,482
Brookfield Finance, Inc.:
3.50%, 3/30/2051	202,000	128,904
3.63%, 2/15/2052	201,000	131,189
4.70%, 9/20/2047	163,000	130,340
CI Financial Corp. 4.10%, 6/15/2051	392,000	232,715
CME Group, Inc.:
4.15%, 6/15/2048	112,000	100,003
5.30%, 9/15/2043	204,000	210,049
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	116,182
Franklin Resources, Inc. 2.95%, 8/12/2051	235,000	146,146
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	161,000	121,138
2.65%, 9/15/2040	479,000	333,245
3.00%, 6/15/2050	355,000	237,577
3.00%, 9/15/2060	280,000	174,667
4.25%, 9/21/2048	463,000	387,712
4.60%, 3/15/2033	110,000	105,507
4.95%, 6/15/2052	432,000	400,848
5.20%, 6/15/2062	197,000	187,002
Invesco Finance PLC 5.38%, 11/30/2043	155,000	143,953
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	116,000	87,106
6.50%, 1/20/2043	110,000	107,413
Jefferies Group LLC 6.25%, 1/15/2036	110,000	110,928
Legg Mason, Inc. 5.63%, 1/15/2044	103,000	100,775

See accompanying notes to financial statements.
173

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mastercard, Inc.:
2.95%, 3/15/2051	$ 256,000	$ 181,996
3.65%, 6/1/2049	278,000	226,539
3.80%, 11/21/2046	156,000	130,857
3.85%, 3/26/2050	365,000	306,093
3.95%, 2/26/2048	155,000	132,771
Nasdaq, Inc.:
2.50%, 12/21/2040	191,000	123,911
3.25%, 4/28/2050	56,000	37,785
3.95%, 3/7/2052	159,000	121,686
Raymond James Financial, Inc.:
3.75%, 4/1/2051	125,000	90,819
4.95%, 7/15/2046	102,000	91,355
Visa, Inc.:
2.00%, 8/15/2050	502,000	297,124
2.70%, 4/15/2040	150,478	113,974
3.65%, 9/15/2047	274,000	226,236
4.15%, 12/14/2035	283,000	266,815
4.30%, 12/14/2045	1,013,000	925,983
Western Union Co. 6.20%, 11/17/2036	99,000	98,156
		8,075,789
ELECTRIC — 11.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	78,521
3.80%, 10/1/2047	75,000	54,596
5.25%, 5/15/2052	133,000	127,910
Series G, 4.15%, 5/1/2049	98,000	76,901
Series H, 3.45%, 1/15/2050	107,000	75,768
AEP Transmission Co. LLC:
3.15%, 9/15/2049	82,000	56,892
3.75%, 12/1/2047	159,000	123,486
3.80%, 6/15/2049	131,000	102,611
4.00%, 12/1/2046	112,000	88,441
4.25%, 9/15/2048	103,000	85,103
4.50%, 6/15/2052	90,000	79,912
Series M, 3.65%, 4/1/2050	50,000	38,340
Series N, 2.75%, 8/15/2051	77,000	49,021
Alabama Power Co.:
3.00%, 3/15/2052	254,000	169,362
3.13%, 7/15/2051	273,000	188,512
3.45%, 10/1/2049	234,000	169,032
3.75%, 3/1/2045	232,000	180,431
3.85%, 12/1/2042	104,000	83,426
4.15%, 8/15/2044	147,000	122,236
4.30%, 1/2/2046	191,000	159,120
6.00%, 3/1/2039	168,000	174,681
6.13%, 5/15/2038	90,000	95,653
Series A, 4.30%, 7/15/2048	116,000	97,198
Series B, 3.70%, 12/1/2047	233,000	179,205
Ameren Illinois Co.:
2.90%, 6/15/2051	80,000	53,494
3.25%, 3/15/2050	116,000	83,746
3.70%, 12/1/2047	123,000	97,770
4.15%, 3/15/2046	113,000	95,196
Security Description	Principal Amount	Value
4.50%, 3/15/2049	$ 116,000	$ 106,924
5.90%, 12/1/2052	300,000	329,976
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	77,540
Appalachian Power Co.:
4.40%, 5/15/2044	112,000	92,164
4.45%, 6/1/2045	100,000	82,241
7.00%, 4/1/2038	97,000	108,293
Series Y, 4.50%, 3/1/2049	40,000	33,116
Series Z, 3.70%, 5/1/2050	137,000	100,503
Arizona Public Service Co.:
3.35%, 5/15/2050	129,000	85,589
3.50%, 12/1/2049	102,000	69,642
3.75%, 5/15/2046	112,000	78,627
4.20%, 8/15/2048	99,000	75,703
4.25%, 3/1/2049	91,000	69,424
4.35%, 11/15/2045	121,000	95,210
4.50%, 4/1/2042	111,000	90,889
5.05%, 9/1/2041	31,000	27,505
6.35%, 12/15/2032	385,000	404,955
Avista Corp.:
4.00%, 4/1/2052	134,000	106,270
4.35%, 6/1/2048	142,000	118,820
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	129,000	91,331
3.50%, 8/15/2046	219,000	164,502
4.25%, 9/15/2048	75,000	63,079
4.55%, 6/1/2052	158,000	141,317
6.35%, 10/1/2036	98,000	104,694
3.75%, 8/15/2047	233,000	179,939
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	226,000	148,624
3.80%, 7/15/2048	197,000	152,332
4.25%, 10/15/2050	220,000	183,405
4.45%, 1/15/2049	237,000	205,055
4.50%, 2/1/2045	235,000	204,398
4.60%, 5/1/2053 (e)	254,000	223,342
5.15%, 11/15/2043	69,000	65,804
5.95%, 5/15/2037	116,000	120,022
6.13%, 4/1/2036	319,000	335,125
Black Hills Corp.:
3.88%, 10/15/2049	103,000	73,138
4.20%, 9/15/2046	108,000	82,228
4.35%, 5/1/2033	116,000	102,364
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	190,000	150,590
3.95%, 3/1/2048	163,000	134,081
4.50%, 4/1/2044	71,000	63,718
Series AC, 4.25%, 2/1/2049	142,000	123,868
Series AD, 2.90%, 7/1/2050	110,000	74,121
Series AF, 3.35%, 4/1/2051	122,000	90,578
Series AH, 3.60%, 3/1/2052	127,000	98,052

See accompanying notes to financial statements.
174

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series K2, 6.95%, 3/15/2033	$ 115,000	$ 129,184
CenterPoint Energy, Inc. 3.70%, 9/1/2049	114,000	85,402
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	94,000	79,525
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	62,000	61,510
CMS Energy Corp. 4.88%, 3/1/2044	72,000	65,516
Commonwealth Edison Co.:
3.00%, 3/1/2050	151,000	104,105
3.65%, 6/15/2046	183,000	138,566
3.80%, 10/1/2042	97,000	79,103
4.00%, 3/1/2048	208,000	171,325
4.00%, 3/1/2049	203,000	164,873
4.35%, 11/15/2045	180,000	153,979
4.60%, 8/15/2043	137,000	123,555
4.70%, 1/15/2044	100,000	90,937
5.90%, 3/15/2036	118,000	123,370
6.45%, 1/15/2038	112,000	123,146
Series 123, 3.75%, 8/15/2047	125,000	97,694
Series 127, 3.20%, 11/15/2049	107,000	76,153
Series 130, 3.13%, 3/15/2051	280,000	195,126
Series 131, 2.75%, 9/1/2051	256,000	164,690
Series 133, 3.85%, 3/15/2052	126,000	100,901
Connecticut Light & Power Co.:
4.00%, 4/1/2048	159,000	132,829
4.30%, 4/15/2044	171,000	147,086
Series A, 4.15%, 6/1/2045	105,000	87,767
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	161,000	111,895
3.60%, 6/15/2061	150,000	107,880
3.70%, 11/15/2059	50,000	36,050
3.85%, 6/15/2046	40,000	31,113
3.95%, 3/1/2043	156,000	124,674
4.45%, 3/15/2044	292,000	251,508
4.50%, 12/1/2045	228,000	195,143
4.50%, 5/15/2058	143,000	119,614
4.63%, 12/1/2054	183,000	156,406
5.70%, 6/15/2040	109,000	108,052
6.15%, 11/15/2052	395,000	428,188
Series 05-A, 5.30%, 3/1/2035	98,000	96,444
Series 06-A, 5.85%, 3/15/2036	98,000	99,014
Series 07-A, 6.30%, 8/15/2037	122,000	129,769
Series 08-B, 6.75%, 4/1/2038	142,000	155,706
Security Description	Principal Amount	Value
Series 09-C, 5.50%, 12/1/2039	$ 304,000	$ 297,622
Series 12-A, 4.20%, 3/15/2042	116,000	97,098
Series 2017, 3.88%, 6/15/2047	128,000	99,008
Series 20B, 3.95%, 4/1/2050	141,000	112,140
Series A, 4.13%, 5/15/2049	143,000	116,382
Series C, 3.00%, 12/1/2060	80,000	50,084
Series C, 4.00%, 11/15/2057	104,000	79,459
Series C, 4.30%, 12/1/2056	138,000	111,674
Series E, 4.65%, 12/1/2048	111,000	97,379
Constellation Energy Generation LLC:
5.60%, 6/15/2042	220,000	211,950
5.75%, 10/1/2041	116,000	111,641
6.25%, 10/1/2039	276,000	282,331
Consumers Energy Co.:
2.50%, 5/1/2060	110,000	62,502
2.65%, 8/15/2052	103,000	64,956
3.10%, 8/15/2050	205,000	143,281
3.25%, 8/15/2046	105,000	76,309
3.50%, 8/1/2051	165,000	125,854
3.75%, 2/15/2050	112,000	88,051
3.95%, 7/15/2047	98,000	79,830
4.05%, 5/15/2048	140,000	116,718
4.20%, 9/1/2052	143,000	122,851
4.35%, 4/15/2049	235,000	207,098
Dayton Power & Light Co. 3.95%, 6/15/2049	164,000	127,561
Delmarva Power & Light Co. 4.15%, 5/15/2045	108,000	87,399
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	144,000	128,343
5.10%, 6/1/2065	110,000	102,168
5.30%, 5/15/2033	74,000	74,522
5.45%, 2/1/2041	126,000	123,828
6.05%, 1/15/2038	128,000	134,239
6.63%, 2/1/2032	36,000	39,546
Dominion Energy, Inc.:
4.70%, 12/1/2044	172,000	146,467
4.85%, 8/15/2052	196,000	170,224
7.00%, 6/15/2038	107,000	114,364
Series A, 4.60%, 3/15/2049	180,000	153,218
Series B, 3.30%, 4/15/2041	198,000	146,562
Series B, 5.95%, 6/15/2035	100,000	100,559
Series C, 4.05%, 9/15/2042	97,000	76,071
Series C, 4.90%, 8/1/2041	147,000	129,907
Series E, 6.30%, 3/15/2033	63,000	66,352
Series F, 5.25%, 8/1/2033	29,000	28,398
DTE Electric Co.:
2.95%, 3/1/2050	100,000	68,599
3.70%, 6/1/2046	163,000	126,935
3.75%, 8/15/2047	153,000	120,625
3.95%, 3/1/2049	163,000	134,144

See accompanying notes to financial statements.
175

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 7/1/2044	$ 114,000	$ 98,668
Series A, 4.00%, 4/1/2043	65,000	54,142
Series A, 4.05%, 5/15/2048	205,000	170,845
Series B, 3.25%, 4/1/2051	51,000	36,805
Series B, 3.65%, 3/1/2052	142,000	110,635
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	80,000	56,423
3.45%, 4/15/2051	131,000	96,513
3.55%, 3/15/2052	817,000	617,194
3.70%, 12/1/2047	191,000	147,402
3.75%, 6/1/2045	80,000	62,161
3.88%, 3/15/2046	164,000	129,547
3.95%, 3/15/2048	152,000	122,425
4.00%, 9/30/2042	168,000	138,870
4.25%, 12/15/2041	220,000	190,388
5.30%, 2/15/2040	236,000	233,664
6.00%, 1/15/2038	123,000	129,038
6.05%, 4/15/2038	101,000	106,603
6.10%, 6/1/2037	125,000	130,356
6.45%, 10/15/2032	23,000	24,729
Duke Energy Corp.:
3.30%, 6/15/2041	208,000	152,204
3.50%, 6/15/2051	20,000	14,040
3.75%, 9/1/2046	329,000	245,141
3.95%, 8/15/2047	140,000	106,390
4.20%, 6/15/2049	128,000	101,550
4.80%, 12/15/2045	40,000	35,146
5.00%, 8/15/2052	266,000	238,639
Duke Energy Florida LLC:
3.40%, 10/1/2046	220,000	158,343
3.85%, 11/15/2042	114,000	91,671
4.20%, 7/15/2048	109,000	91,750
5.65%, 4/1/2040	125,000	126,189
5.95%, 11/15/2052	215,000	230,099
6.35%, 9/15/2037	116,000	125,018
6.40%, 6/15/2038	231,000	254,440
Duke Energy Indiana LLC:
2.75%, 4/1/2050	193,000	121,696
3.75%, 5/15/2046	148,000	115,131
6.12%, 10/15/2035	69,000	70,745
6.35%, 8/15/2038	110,000	119,041
6.45%, 4/1/2039	107,000	115,204
Series WWW, 4.90%, 7/15/2043	80,000	73,958
Series YYY, 3.25%, 10/1/2049	111,000	77,411
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	163,000	120,685
4.30%, 2/1/2049	94,000	77,461
Duke Energy Progress LLC:
2.50%, 8/15/2050	238,000	144,049
2.90%, 8/15/2051	15,000	9,882
3.60%, 9/15/2047	116,000	87,421
3.70%, 10/15/2046	118,000	90,292
4.00%, 4/1/2052	154,000	124,096
Security Description	Principal Amount	Value
4.10%, 3/15/2043	$ 125,000	$ 104,857
4.15%, 12/1/2044	178,000	148,909
4.20%, 8/15/2045	213,000	178,677
4.38%, 3/30/2044	110,000	94,878
6.30%, 4/1/2038	153,000	164,741
El Paso Electric Co.:
5.00%, 12/1/2044	107,000	93,269
6.00%, 5/15/2035	99,000	96,234
Emera US Finance L.P.:
2.64%, 6/15/2031	26,000	20,312
4.75%, 6/15/2046	383,000	297,974
Entergy Arkansas LLC:
2.65%, 6/15/2051	140,000	85,905
3.35%, 6/15/2052	195,000	136,652
4.20%, 4/1/2049	139,000	114,828
Entergy Corp. 3.75%, 6/15/2050	213,000	157,605
Entergy Louisiana LLC:
2.90%, 3/15/2051	293,000	190,145
3.10%, 6/15/2041	70,000	51,989
4.00%, 3/15/2033	98,000	88,344
4.20%, 9/1/2048	200,000	164,714
4.20%, 4/1/2050	119,000	96,915
4.75%, 9/15/2052	220,000	198,394
Entergy Mississippi LLC:
3.50%, 6/1/2051	120,000	86,892
3.85%, 6/1/2049	105,000	80,715
Entergy Texas, Inc.:
3.55%, 9/30/2049	120,000	86,759
4.50%, 3/30/2039	197,000	171,985
5.00%, 9/15/2052	93,000	85,412
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	116,000	80,721
3.45%, 4/15/2050	152,000	110,451
4.10%, 4/1/2043	137,000	112,881
4.13%, 3/1/2042	92,000	76,392
4.25%, 12/1/2045	137,000	111,537
Evergy Metro, Inc.:
4.20%, 6/15/2047	91,000	73,915
5.30%, 10/1/2041	149,000	142,802
Series 2019, 4.13%, 4/1/2049	165,000	132,812
Series B, 6.05%, 11/15/2035	30,000	30,261
Eversource Energy 3.45%, 1/15/2050	133,000	97,272
Exelon Corp.:
4.10%, 3/15/2052	134,000	106,521
4.45%, 4/15/2046	146,000	123,814
4.70%, 4/15/2050	246,000	216,086
5.10%, 6/15/2045	164,000	152,343
5.63%, 6/15/2035	98,000	99,838
4.95%, 6/15/2035	67,000	64,044
Florida Power & Light Co.:
2.88%, 12/4/2051	220,000	149,811
3.15%, 10/1/2049	179,000	130,031

See accompanying notes to financial statements.
176

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 12/1/2047	$ 143,000	$ 115,361
3.80%, 12/15/2042	102,000	84,284
3.95%, 3/1/2048	210,000	174,384
3.99%, 3/1/2049	251,000	211,839
4.05%, 6/1/2042	290,000	249,844
4.05%, 10/1/2044	100,000	84,908
4.13%, 2/1/2042	185,000	160,232
4.13%, 6/1/2048	179,000	152,352
5.25%, 2/1/2041	186,000	185,435
5.63%, 4/1/2034	97,000	100,909
5.65%, 2/1/2037	108,000	110,206
5.69%, 3/1/2040	110,000	114,041
5.95%, 2/1/2038	113,000	120,209
5.96%, 4/1/2039	169,000	180,196
Georgia Power Co.:
4.30%, 3/15/2042	210,000	180,008
4.30%, 3/15/2043	145,000	120,944
5.13%, 5/15/2052	174,000	163,967
Series 10-C, 4.75%, 9/1/2040	213,000	192,946
Series A, 3.25%, 3/15/2051	162,000	111,759
Series B, 3.70%, 1/30/2050	180,000	134,609
Iberdrola International B.V. 6.75%, 7/15/2036	115,000	122,124
Idaho Power Co. Series K, 4.20%, 3/1/2048	198,000	162,718
Indiana Michigan Power Co.:
3.25%, 5/1/2051	137,000	93,731
4.25%, 8/15/2048	117,000	94,895
6.05%, 3/15/2037	78,000	81,129
Series K, 4.55%, 3/15/2046	99,000	82,976
Series L, 3.75%, 7/1/2047	80,000	59,186
Interstate Power & Light Co.:
3.10%, 11/30/2051	157,000	102,534
3.50%, 9/30/2049	50,000	35,783
3.70%, 9/15/2046	75,000	54,257
6.25%, 7/15/2039	179,000	184,717
ITC Holdings Corp. 5.30%, 7/1/2043	111,000	99,210
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	20,475
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	93,291	87,876
Kentucky Utilities Co.:
3.30%, 6/1/2050	115,000	81,339
4.38%, 10/1/2045	130,000	110,012
5.13%, 11/1/2040	149,000	141,146
Louisville Gas & Electric Co. 4.25%, 4/1/2049	94,000	78,511
MidAmerican Energy Co.:
2.70%, 8/1/2052	60,000	38,632
3.15%, 4/15/2050	167,000	118,640
3.65%, 8/1/2048	241,000	189,559
3.95%, 8/1/2047	164,000	135,192
Security Description	Principal Amount	Value
4.25%, 5/1/2046	$ 117,000	$ 99,165
4.25%, 7/15/2049	225,000	193,266
4.40%, 10/15/2044	127,000	111,704
4.80%, 9/15/2043	30,000	28,104
6.75%, 12/30/2031	43,000	48,377
Series MTN, 5.80%, 10/15/2036	110,000	115,245
Mississippi Power Co.:
Series 12-A, 4.25%, 3/15/2042	137,000	111,376
Series B, 3.10%, 7/30/2051	99,000	63,278
National Grid USA 5.80%, 4/1/2035	101,000	94,143
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	67,000	60,831
4.15%, 12/15/2032	98,000	90,552
4.30%, 3/15/2049	133,000	111,332
4.40%, 11/1/2048	100,000	83,578
5.80%, 1/15/2033	230,000	239,931
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	93,000	62,980
Series N, 6.65%, 4/1/2036	67,000	73,132
Series R, 6.75%, 7/1/2037	105,000	116,193
NextEra Energy Capital Holdings, Inc. 3.00%, 1/15/2052	109,000	72,165
Northern States Power Co.:
2.60%, 6/1/2051	110,000	70,470
2.90%, 3/1/2050	172,000	118,391
3.20%, 4/1/2052	124,000	88,862
3.40%, 8/15/2042	40,000	31,255
3.60%, 5/15/2046	162,000	125,986
3.60%, 9/15/2047	249,000	192,656
4.00%, 8/15/2045	141,000	115,220
4.50%, 6/1/2052	132,000	119,938
5.35%, 11/1/2039	96,000	96,732
6.20%, 7/1/2037	63,000	67,920
6.25%, 6/1/2036	114,000	122,759
NorthWestern Corp. 4.18%, 11/15/2044	184,000	149,577
NSTAR Electric Co.:
3.10%, 6/1/2051	115,000	79,764
4.40%, 3/1/2044	98,000	85,627
4.55%, 6/1/2052	103,000	94,031
4.95%, 9/15/2052	195,000	189,308
5.50%, 3/15/2040	99,000	99,645
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	74,627
5.05%, 10/1/2048	121,000	104,079
5.25%, 9/1/2050	97,000	85,238
5.38%, 11/1/2040	172,000	155,624
5.95%, 11/1/2039	204,000	196,683
Ohio Edison Co. 6.88%, 7/15/2036	65,000	69,993

See accompanying notes to financial statements.
177

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ohio Power Co.:
4.00%, 6/1/2049	$ 123,000	$ 97,407
4.15%, 4/1/2048	114,000	92,819
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	85,009
4.15%, 4/1/2047	120,000	95,893
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	126,000	82,709
3.70%, 5/15/2050	152,000	120,977
3.75%, 4/1/2045	103,000	83,033
3.80%, 9/30/2047	162,000	131,850
3.80%, 6/1/2049	146,000	118,194
4.10%, 11/15/2048	100,000	84,936
4.55%, 12/1/2041	15,000	13,695
4.60%, 6/1/2052 (e)	135,000	124,303
4.95%, 9/15/2052 (e)	105,000	102,129
5.25%, 9/30/2040	125,000	124,041
5.30%, 6/1/2042	112,000	111,712
7.25%, 1/15/2033	56,000	64,990
7.50%, 9/1/2038	99,000	119,994
3.10%, 9/15/2049	247,000	175,506
5.35%, 10/1/2052	53,000	54,000
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	245,000	166,149
3.50%, 8/1/2050	426,000	268,133
3.75%, 8/15/2042	205,000	136,755
3.95%, 12/1/2047	174,000	117,812
4.00%, 12/1/2046	145,000	98,313
4.20%, 6/1/2041	179,000	134,041
4.30%, 3/15/2045	165,000	118,034
4.45%, 4/15/2042	221,000	165,030
4.50%, 7/1/2040	645,000	504,900
4.60%, 6/15/2043	180,000	136,697
4.75%, 2/15/2044	234,000	182,054
4.95%, 7/1/2050	762,000	596,997
5.25%, 3/1/2052	247,000	202,673
PacifiCorp:
2.90%, 6/15/2052	120,000	78,979
3.30%, 3/15/2051	188,000	135,524
4.10%, 2/1/2042	107,000	88,410
4.13%, 1/15/2049	232,000	190,695
4.15%, 2/15/2050	115,000	94,983
5.25%, 6/15/2035	109,000	107,188
5.35%, 12/1/2053	1,000,000	1,000,340
5.75%, 4/1/2037	129,000	131,059
6.00%, 1/15/2039	238,000	247,856
6.10%, 8/1/2036	115,000	118,556
6.25%, 10/15/2037	112,000	119,021
6.35%, 7/15/2038	106,000	114,104
7.70%, 11/15/2031	1,000	1,168
PECO Energy Co.:
2.80%, 6/15/2050	50,000	33,008
2.85%, 9/15/2051	50,000	33,183
3.00%, 9/15/2049	37,000	25,397
Security Description	Principal Amount	Value
3.05%, 3/15/2051	$ 118,000	$ 80,865
3.70%, 9/15/2047	77,000	60,496
3.90%, 3/1/2048	141,000	116,118
4.15%, 10/1/2044	20,000	17,031
4.38%, 8/15/2052	148,000	130,745
4.60%, 5/15/2052	148,000	133,829
Potomac Electric Power Co.:
4.15%, 3/15/2043	167,000	141,013
6.50%, 11/15/2037	119,000	130,405
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	30,000	20,537
3.95%, 6/1/2047	133,000	108,356
4.13%, 6/15/2044	199,000	167,271
4.15%, 10/1/2045	106,000	87,608
4.15%, 6/15/2048	89,000	75,005
4.75%, 7/15/2043	90,000	82,084
6.25%, 5/15/2039	130,000	139,681
Progress Energy, Inc.:
6.00%, 12/1/2039	235,000	237,825
7.00%, 10/30/2031	22,000	23,981
7.75%, 3/1/2031	18,000	20,397
Public Service Co. of Colorado:
3.60%, 9/15/2042	190,000	150,195
3.80%, 6/15/2047	102,000	80,994
4.05%, 9/15/2049	153,000	126,080
4.10%, 6/15/2048	80,000	66,438
4.30%, 3/15/2044	30,000	25,535
4.50%, 6/1/2052	134,000	120,032
6.50%, 8/1/2038	39,000	42,932
Series 17, 6.25%, 9/1/2037	64,000	69,716
Series 34, 3.20%, 3/1/2050	167,000	119,689
Series 36, 2.70%, 1/15/2051	123,000	79,336
Series 38, 4.10%, 6/1/2032	3,000	2,816
Public Service Co. of New Hampshire 3.60%, 7/1/2049	123,000	95,198
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	107,000	71,128
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	98,000	54,763
Series MTN, 2.70%, 5/1/2050	170,000	110,680
Series MTN, 3.15%, 1/1/2050	163,000	115,212
Series MTN, 3.20%, 8/1/2049	105,000	75,640
Series MTN, 3.60%, 12/1/2047	138,000	105,573
Series MTN, 3.65%, 9/1/2042	147,000	117,646
Series MTN, 3.80%, 3/1/2046	103,000	82,198
Series MTN, 3.85%, 5/1/2049	111,000	88,498

See accompanying notes to financial statements.
178

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.95%, 5/1/2042	$ 105,000	$ 87,995
Series MTN, 4.05%, 5/1/2048	80,000	66,132
Series MTN, 4.15%, 11/1/2045	53,000	43,137
Series MTN, 5.50%, 3/1/2040	151,000	153,686
Series MTN, 5.80%, 5/1/2037	51,000	53,060
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	62,244
3.25%, 9/15/2049	147,000	100,770
4.22%, 6/15/2048	148,000	121,179
4.30%, 5/20/2045	30,000	24,390
5.64%, 4/15/2041	110,000	107,836
5.76%, 10/1/2039	112,000	112,060
5.80%, 3/15/2040	195,000	194,117
6.27%, 3/15/2037	91,000	93,333
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	165,000	130,409
4.15%, 5/15/2048	103,000	86,615
4.50%, 8/15/2040	116,000	104,427
6.00%, 6/1/2039	190,000	198,166
Series RRR, 3.75%, 6/1/2047	164,000	128,565
Series TTT, 4.10%, 6/15/2049	96,000	78,686
Series UUU, 3.32%, 4/15/2050	198,000	142,265
Series WWW, 2.95%, 8/15/2051	155,000	105,367
Sempra Energy:
3.80%, 2/1/2038	159,000	130,356
4.00%, 2/1/2048	163,000	128,154
6.00%, 10/15/2039	142,000	144,151
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	500	462
Southern California Edison Co.:
3.45%, 2/1/2052	231,000	164,909
3.65%, 2/1/2050	344,000	252,854
4.00%, 4/1/2047	446,000	350,186
4.05%, 3/15/2042	167,000	133,355
4.50%, 9/1/2040	232,000	198,038
5.50%, 3/15/2040	195,000	188,690
5.63%, 2/1/2036	110,000	107,308
6.00%, 1/15/2034	101,000	105,229
6.05%, 3/15/2039	180,000	182,554
Series 04-G, 5.75%, 4/1/2035	115,000	115,300
Series 05-E, 5.35%, 7/15/2035	102,000	98,455
Series 06-E, 5.55%, 1/15/2037	89,000	87,245
Security Description	Principal Amount	Value
Series 08-A, 5.95%, 2/1/2038	$ 119,000	$ 120,176
Series 13-A, 3.90%, 3/15/2043	111,000	85,752
Series 20A, 2.95%, 2/1/2051	180,000	115,396
Series B, 4.88%, 3/1/2049	197,000	174,081
Series C, 3.60%, 2/1/2045	119,000	85,660
Series C, 4.13%, 3/1/2048	268,000	214,103
Series E, 5.45%, 6/1/2052	168,000	161,258
Series H, 3.65%, 6/1/2051	255,000	187,236
Southern Co.:
4.25%, 7/1/2036	100,000	87,364
4.40%, 7/1/2046	491,000	410,658
Southern Power Co.:
5.15%, 9/15/2041	209,000	188,614
5.25%, 7/15/2043	50,000	44,892
Series F, 4.95%, 12/15/2046	142,000	121,005
Southwestern Electric Power Co.:
3.25%, 11/1/2051	160,000	105,795
6.20%, 3/15/2040	110,000	112,092
Series J, 3.90%, 4/1/2045	105,000	80,152
Series L, 3.85%, 2/1/2048	151,000	111,974
Southwestern Public Service Co.:
3.40%, 8/15/2046	201,000	145,524
3.70%, 8/15/2047	128,000	96,829
3.75%, 6/15/2049	97,000	74,258
4.50%, 8/15/2041	50,000	43,734
Series 6, 4.40%, 11/15/2048	111,000	93,119
Series 8, 3.15%, 5/1/2050	235,000	163,381
Tampa Electric Co.:
3.45%, 3/15/2051	90,000	63,274
3.63%, 6/15/2050	60,000	43,568
4.10%, 6/15/2042	102,000	83,133
4.30%, 6/15/2048	110,000	88,504
4.35%, 5/15/2044	91,000	74,729
4.45%, 6/15/2049	92,000	76,138
5.00%, 7/15/2052	200,000	184,362
Toledo Edison Co. 6.15%, 5/15/2037	64,000	66,093
Tucson Electric Power Co.:
3.25%, 5/1/2051	50,000	33,220
4.00%, 6/15/2050	103,000	78,298
4.85%, 12/1/2048	156,000	133,935
Union Electric Co.:
2.63%, 3/15/2051	40,000	25,430
3.25%, 10/1/2049	70,000	49,461
3.65%, 4/15/2045	50,000	38,421
3.90%, 9/15/2042	108,000	88,425
3.90%, 4/1/2052	154,000	125,005
4.00%, 4/1/2048	167,000	134,288
5.30%, 8/1/2037	69,000	66,776
8.45%, 3/15/2039	66,000	83,662
Virginia Electric & Power Co.:
2.45%, 12/15/2050	180,000	107,303

See accompanying notes to financial statements.
179

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 11/15/2051	$ 197,000	$ 130,546
3.30%, 12/1/2049	177,000	126,982
4.00%, 1/15/2043	145,000	117,897
4.45%, 2/15/2044	151,000	129,457
4.60%, 12/1/2048	225,000	196,456
6.35%, 11/30/2037	113,000	119,849
8.88%, 11/15/2038	145,000	190,246
Series A, 6.00%, 5/15/2037	101,000	104,487
Series B, 3.80%, 9/15/2047	191,000	146,799
Series B, 4.20%, 5/15/2045	221,000	179,786
Series B, 6.00%, 1/15/2036	103,000	106,075
Series C, 4.00%, 11/15/2046	130,000	102,940
Series C, 4.63%, 5/15/2052	208,000	183,040
Series D, 4.65%, 8/15/2043	192,000	168,584
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	184,000	151,007
5.70%, 12/1/2036	102,000	102,540
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	97,000	71,497
6.38%, 8/15/2037	82,000	86,740
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	180,000	115,769
3.30%, 9/1/2049	106,000	74,459
3.67%, 12/1/2042	25,000	19,032
4.75%, 11/1/2044	107,000	94,470
Xcel Energy, Inc.:
3.50%, 12/1/2049	136,000	99,426
6.50%, 7/1/2036	62,000	67,111
		61,871,018
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	155,000	100,576
2.80%, 12/21/2051	258,000	166,908
5.25%, 11/15/2039	82,000	80,364
6.13%, 4/15/2039	62,000	65,040
		412,888
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 2.95%, 2/15/2032	103,000	81,145
Fortive Corp. 4.30%, 6/15/2046	199,000	154,635
Honeywell International, Inc.:
2.80%, 6/1/2050	297,000	212,714
3.81%, 11/21/2047	50,000	41,634
5.00%, 2/15/2033	190,000	193,699
5.70%, 3/15/2036	100,000	105,956
5.70%, 3/15/2037	116,000	122,500
5.38%, 3/1/2041	189,000	194,776
TD SYNNEX Corp. 2.65%, 8/9/2031	11,000	8,319
Tyco Electronics Group SA 7.13%, 10/1/2037	111,000	126,785
		1,242,163
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.5%
WarnerMedia Holdings, Inc.:
5.05%, 3/15/2042 (e)	$ 782,000	$ 601,358
5.14%, 3/15/2052 (e)	946,000	694,629
5.39%, 3/15/2062 (e)	2,423,000	1,774,993
		3,070,980
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	198,000	158,188
Republic Services, Inc.:
1.75%, 2/15/2032	115,000	88,403
2.38%, 3/15/2033	119,000	94,701
3.05%, 3/1/2050	150,000	103,748
5.70%, 5/15/2041	175,000	177,859
6.20%, 3/1/2040	105,000	111,140
Waste Connections, Inc.:
2.95%, 1/15/2052	287,000	191,062
3.05%, 4/1/2050	213,000	145,362
4.20%, 1/15/2033	88,000	81,752
Waste Management, Inc.:
2.50%, 11/15/2050	238,000	148,907
2.95%, 6/1/2041	205,000	151,337
4.10%, 3/1/2045	123,000	105,967
4.15%, 7/15/2049	107,000	93,028
		1,651,454
FOOD — 1.8%
Campbell Soup Co.:
3.13%, 4/24/2050	167,000	113,047
4.80%, 3/15/2048	247,000	219,600
Conagra Brands, Inc.:
5.30%, 11/1/2038	290,000	274,314
5.40%, 11/1/2048	235,000	218,367
General Mills, Inc.:
3.00%, 2/1/2051	83,000	56,676
4.15%, 2/15/2043	90,000	75,427
4.70%, 4/17/2048	130,000	116,492
5.40%, 6/15/2040	209,000	205,892
Hershey Co.:
2.65%, 6/1/2050	101,000	66,234
3.13%, 11/15/2049	112,000	80,389
3.38%, 8/15/2046	171,000	127,239
Hormel Foods Corp. 3.05%, 6/3/2051	136,000	94,296
Ingredion, Inc. 3.90%, 6/1/2050	30,000	21,721
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
5.75%, 4/1/2033 (e)	475,000	453,805
6.50%, 12/1/2052 (e)	495,000	470,596
JBS USA LUX SA / JBS USA Food Co./JBS USA Finance, Inc. 4.38%, 2/2/2052 (e)	395,000	279,992

See accompanying notes to financial statements.
180

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
JM Smucker Co.:
2.75%, 9/15/2041	$ 30,000	$ 19,940
3.55%, 3/15/2050	198,000	136,153
4.25%, 3/15/2035	100,000	89,250
4.38%, 3/15/2045	93,000	76,492
Kellogg Co. 4.50%, 4/1/2046	109,000	93,287
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	194,957
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	890,000	726,988
4.63%, 10/1/2039	194,000	170,311
4.88%, 10/1/2049	485,000	423,245
5.00%, 6/4/2042	290,000	261,977
5.20%, 7/15/2045	380,000	350,155
5.50%, 6/1/2050	290,000	278,272
6.50%, 2/9/2040	258,000	273,201
6.88%, 1/26/2039	131,000	142,326
Kroger Co.:
3.88%, 10/15/2046	252,000	193,609
4.45%, 2/1/2047	245,000	206,929
5.00%, 4/15/2042	166,000	150,989
5.15%, 8/1/2043	167,000	153,921
5.40%, 7/15/2040	217,000	206,866
5.40%, 1/15/2049	261,000	249,448
6.90%, 4/15/2038	118,000	129,158
McCormick & Co., Inc. 4.20%, 8/15/2047	79,000	64,590
Mondelez International, Inc.:
1.88%, 10/15/2032	99,000	75,219
2.63%, 9/4/2050	286,000	181,058
Sysco Corp.:
3.15%, 12/14/2051	277,000	183,862
3.30%, 2/15/2050	220,000	151,316
4.45%, 3/15/2048	147,000	120,838
4.50%, 4/1/2046	230,000	192,363
4.85%, 10/1/2045	161,000	140,690
5.38%, 9/21/2035	43,000	42,080
6.60%, 4/1/2040	162,000	172,627
6.60%, 4/1/2050	284,000	309,361
Tyson Foods, Inc.:
4.55%, 6/2/2047	230,000	196,880
4.88%, 8/15/2034	107,000	102,399
5.10%, 9/28/2048	274,000	254,195
5.15%, 8/15/2044	302,000	280,202
		9,869,241
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	208,000	185,324
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	96,424
8.88%, 5/15/2031	26,000	31,781
International Paper Co.:
4.35%, 8/15/2048	302,000	251,747
Security Description	Principal Amount	Value
4.40%, 8/15/2047	$ 271,000	$ 223,087
4.80%, 6/15/2044	210,000	182,929
5.15%, 5/15/2046	97,000	87,793
6.00%, 11/15/2041	144,000	143,712
		1,202,797
GAS — 0.9%
Atmos Energy Corp.:
2.85%, 2/15/2052	98,000	63,894
3.38%, 9/15/2049	104,000	76,053
4.13%, 10/15/2044	137,000	112,700
4.13%, 3/15/2049	110,000	90,200
4.15%, 1/15/2043	98,000	81,923
4.30%, 10/1/2048	124,000	105,004
5.50%, 6/15/2041	107,000	105,854
5.75%, 10/15/2052	460,000	483,538
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	108,000	86,888
5.85%, 1/15/2041	171,000	172,004
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	72,522
NiSource, Inc.:
3.95%, 3/30/2048	214,000	167,125
4.38%, 5/15/2047	245,000	206,094
4.80%, 2/15/2044	112,000	98,888
5.00%, 6/15/2052	130,000	118,608
5.25%, 2/15/2043	81,000	76,677
5.65%, 2/1/2045	262,000	256,535
5.95%, 6/15/2041	133,000	134,355
ONE Gas, Inc.:
4.25%, 9/1/2032	123,000	115,950
4.50%, 11/1/2048	51,000	42,255
4.66%, 2/1/2044	64,000	55,435
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	110,000	74,830
3.64%, 11/1/2046	90,000	64,827
4.65%, 8/1/2043	116,000	100,158
5.05%, 5/15/2052	213,000	193,202
Southern California Gas Co.:
3.75%, 9/15/2042	97,000	76,130
5.13%, 11/15/2040	78,000	73,874
6.35%, 11/15/2052	265,000	291,940
Series UU, 4.13%, 6/1/2048	123,000	98,854
Series VV, 4.30%, 1/15/2049	113,000	93,335
Series WW, 3.95%, 2/15/2050	120,000	93,408
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	81,000	60,968
4.40%, 6/1/2043	109,000	89,497
4.40%, 5/30/2047	113,000	90,234
5.88%, 3/15/2041	91,000	90,592
Series 21A, 3.15%, 9/30/2051	50,000	32,265

See accompanying notes to financial statements.
181

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Southwest Gas Corp.:
3.18%, 8/15/2051	$ 121,000	$ 73,920
3.80%, 9/29/2046	105,000	72,698
4.15%, 6/1/2049	61,000	43,997
Spire Missouri, Inc. 3.30%, 6/1/2051	210,000	143,932
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	161,000	120,801
Series MTN, 3.65%, 9/15/2049	191,000	139,671
		4,841,635
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	119,000	84,804
4.10%, 3/1/2048	280,000	236,208
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	190,000	115,767
4.85%, 11/15/2048	161,000	140,563
5.20%, 9/1/2040	128,000	120,695
		698,037
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	339,000	335,746
4.75%, 4/15/2043	204,000	195,310
4.90%, 11/30/2046	814,000	796,466
5.30%, 5/27/2040	166,000	169,773
6.00%, 4/1/2039	79,000	86,650
6.15%, 11/30/2037	158,000	176,243
Baxter International, Inc.:
2.54%, 2/1/2032	100,000	79,650
3.13%, 12/1/2051	130,000	84,915
3.50%, 8/15/2046	190,000	135,806
Boston Scientific Corp.:
4.55%, 3/1/2039	273,000	244,952
4.70%, 3/1/2049	167,000	150,788
6.75%, 11/15/2035	7,000	7,636
7.38%, 1/15/2040	219,000	254,086
Danaher Corp.:
2.60%, 10/1/2050	160,000	102,422
2.80%, 12/10/2051	273,000	181,630
4.38%, 9/15/2045	261,000	232,172
DH Europe Finance II SARL:
3.25%, 11/15/2039	295,000	236,599
3.40%, 11/15/2049	240,000	181,212
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052 (e)	355,000	380,634
Koninklijke Philips NV:
5.00%, 3/15/2042	89,000	77,968
6.88%, 3/11/2038	138,000	146,159
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	27,927
4.38%, 3/15/2035	347,000	329,098
4.63%, 3/15/2045	617,000	573,582
Security Description	Principal Amount	Value
PerkinElmer, Inc. 3.63%, 3/15/2051	$ 85,000	$ 58,949
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	160,000	114,302
Stryker Corp.:
2.90%, 6/15/2050	50,000	33,705
4.10%, 4/1/2043	227,000	185,670
4.38%, 5/15/2044	163,000	138,403
4.63%, 3/15/2046	319,000	283,157
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	323,000	238,035
4.10%, 8/15/2047	50,000	43,597
5.30%, 2/1/2044	150,000	150,958
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	253,000	200,414
5.75%, 11/30/2039	82,000	78,950
		6,713,564
HEALTH CARE SERVICES — 4.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	63,712
Adventist Health System 3.63%, 3/1/2049	112,000	79,267
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	97,000	69,543
Series 2020, 3.01%, 6/15/2050	97,000	64,608
Aetna, Inc.:
3.88%, 8/15/2047	254,000	196,228
4.13%, 11/15/2042	110,000	90,308
4.50%, 5/15/2042	183,000	158,467
4.75%, 3/15/2044	229,000	202,576
6.63%, 6/15/2036	122,000	129,878
6.75%, 12/15/2037	98,000	104,687
AHS Hospital Corp.:
5.02%, 7/1/2045	106,000	101,376
Series 2021, 2.78%, 7/1/2051	165,000	101,754
Allina Health System:
Series 2019, 3.89%, 4/15/2049	114,000	90,104
Series 2021, 2.90%, 11/15/2051	99,000	64,344
Ascension Health:
3.95%, 11/15/2046	135,000	112,306
4.85%, 11/15/2053	188,000	178,245
Series B, 3.11%, 11/15/2039	152,000	116,108
Banner Health:
2.91%, 1/1/2042	119,000	87,027
2.91%, 1/1/2051	115,000	74,970
Series 2020, 3.18%, 1/1/2050	142,000	98,811
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	35,000	20,466

See accompanying notes to financial statements.
182

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	$ 119,000	$ 84,529
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	100,000	79,518
Baylor Scott & White Holdings:
3.97%, 11/15/2046	113,000	91,133
4.19%, 11/15/2045	152,000	128,218
Series 2021, 2.84%, 11/15/2050	149,000	98,313
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	127,000	78,091
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	33,000	23,902
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	99,000	66,651
Children's Health System of Texas 2.51%, 8/15/2050	110,000	65,992
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	117,000	98,571
Series 2020, 2.59%, 2/1/2050	100,000	60,735
Series 2020, 2.93%, 7/15/2050	9,000	5,585
Children's Hospital Medical Center 4.27%, 5/15/2044	122,000	107,295
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	103,000	66,155
City of Hope:
Series 2013, 5.62%, 11/15/2043	7,000	6,898
Series 2018, 4.38%, 8/15/2048	136,000	112,652
CommonSpirit Health:
3.82%, 10/1/2049	170,000	127,253
3.91%, 10/1/2050	80,000	59,160
4.19%, 10/1/2049	157,000	121,937
4.35%, 11/1/2042	229,000	192,491
6.46%, 11/1/2052	80,000	85,130
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	88,000	55,441
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	231,000	164,539
Security Description	Principal Amount	Value
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	$ 129,000	$ 100,076
Dignity Health:
4.50%, 11/1/2042	150,000	125,152
5.27%, 11/1/2064	150,000	129,028
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	99,000	79,908
Elevance Health, Inc.:
3.13%, 5/15/2050	250,000	173,402
3.60%, 3/15/2051	282,000	212,301
3.70%, 9/15/2049	137,000	104,654
4.38%, 12/1/2047	450,000	387,535
4.55%, 3/1/2048	223,000	196,577
4.55%, 5/15/2052	186,000	162,863
4.63%, 5/15/2042	170,000	154,637
4.65%, 1/15/2043	252,000	228,181
4.65%, 8/15/2044	203,000	181,106
5.10%, 1/15/2044	269,000	256,263
5.85%, 1/15/2036	91,000	93,060
5.95%, 12/15/2034	105,000	109,536
6.10%, 10/15/2052	270,000	290,785
6.38%, 6/15/2037	106,000	113,851
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	69,000	51,914
Fred Hutchinson Cancer Center 4.97%, 1/1/2052	110,000	102,705
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	101,000	84,193
Series 2020, 2.68%, 9/1/2041	105,000	72,433
Series 2020, 2.88%, 9/1/2050	98,000	62,447
Hartford HealthCare Corp. 3.45%, 7/1/2054	103,000	72,570
HCA, Inc.:
3.50%, 7/15/2051	469,000	302,721
4.38%, 3/15/2042 (e)	257,000	205,389
4.63%, 3/15/2052 (e)	499,000	390,787
5.13%, 6/15/2039	230,000	205,024
5.25%, 6/15/2049	515,000	440,850
5.50%, 6/15/2047	443,000	394,084
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	108,000	84,771
Humana, Inc.:
3.95%, 8/15/2049	109,000	85,998
4.63%, 12/1/2042	164,000	143,318
4.80%, 3/15/2047	213,000	188,068
4.95%, 10/1/2044	258,000	233,346
IHC Health Services, Inc. 4.13%, 5/15/2048	39,000	32,067

See accompanying notes to financial statements.
183

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	$ 178,000	$ 146,935
Inova Health System Foundation 4.07%, 5/15/2052	95,000	78,625
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	110,000	79,303
Iowa Health System Series 2020, 3.67%, 2/15/2050	104,000	75,201
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	135,000	107,495
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	382,000	324,310
4.88%, 4/1/2042	175,000	168,080
Series 2019, 3.27%, 11/1/2049	322,000	231,859
Series 2021, 2.81%, 6/1/2041	231,000	167,475
Series 2021, 3.00%, 6/1/2051	201,000	136,686
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	311,000	267,998
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	117,000	92,906
Series 2017, 3.77%, 7/1/2048	114,000	88,850
Series 2020, 3.19%, 7/1/2049	61,000	42,438
Series 2020, 3.34%, 7/1/2060	111,000	74,749
Mayo Clinic:
3.77%, 11/15/2043	36,000	29,352
Series 2013, 4.00%, 11/15/2047	111,000	92,050
Series 2016, 4.13%, 11/15/2052	110,000	92,485
Series 2021, 3.20%, 11/15/2061	125,000	82,518
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	50,000	41,788
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	114,000	82,503
Memorial Health Services 3.45%, 11/1/2049	116,000	83,018
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	194,000	160,448
5.00%, 7/1/2042	146,000	142,733
Series 2015, 4.20%, 7/1/2055	139,000	114,731
Security Description	Principal Amount	Value
Series 2020, 2.96%, 1/1/2050	$ 85,000	$ 56,563
Methodist Hospital Series 20A, 2.71%, 12/1/2050	217,000	135,423
MidMichigan Health Series 2020, 3.41%, 6/1/2050	170,000	115,263
Montefiore Obligated Group:
4.29%, 9/1/2050	208,000	124,473
Series 18-C, 5.25%, 11/1/2048	91,000	67,902
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	44,000	33,146
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	98,000	79,063
Series 2019, 3.74%, 7/1/2049	169,000	125,726
Series 2020, 3.39%, 7/1/2050	100,000	67,496
MultiCare Health System 2.80%, 8/15/2050	43,000	25,387
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	136,000	121,394
New York and Presbyterian Hospital:
2.26%, 8/1/2040	154,000	101,634
2.61%, 8/1/2060	58,000	32,725
4.02%, 8/1/2045	26,000	21,647
4.06%, 8/1/2056	125,000	100,428
Series 2019, 3.95%, 8/1/2119	88,000	61,536
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	146,000	104,353
3.98%, 11/1/2046	161,000	122,853
4.26%, 11/1/2047	103,000	82,459
Novant Health, Inc. 3.17%, 11/1/2051	275,000	189,728
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	41,000	25,226
NYU Langone Hospitals:
4.37%, 7/1/2047	121,000	100,206
4.78%, 7/1/2044	101,000	90,128
Series 13-A, 5.75%, 7/1/2043	71,000	71,793
Series 2020, 3.38%, 7/1/2055	188,000	125,349

See accompanying notes to financial statements.
184

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	$ 127,000	$ 88,627
Orlando Health Obligated Group:
3.33%, 10/1/2050	81,000	55,874
4.09%, 10/1/2048	122,000	96,310
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	115,000	94,877
Series 2020, 3.22%, 11/15/2050	116,000	75,546
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	124,000	76,582
Series 2042, 2.72%, 1/1/2042	192,000	130,339
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	161,000	150,066
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	112,000	65,629
Series A, 3.93%, 10/1/2048	103,000	81,032
Series I, 3.74%, 10/1/2047	92,000	71,402
Queen's Health Systems 4.81%, 7/1/2052	163,000	150,720
Quest Diagnostics, Inc. 4.70%, 3/30/2045	115,000	96,752
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	74,000	48,454
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	110,000	80,222
3.95%, 7/1/2046	101,000	81,902
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	138,000	86,872
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	97,000	59,734
Stanford Health Care:
3.03%, 8/15/2051	100,000	66,893
Series 2018, 3.80%, 11/15/2048	196,000	155,924
Summa Health 3.51%, 11/15/2051	74,000	48,834
Sutter Health:
Series 2018, 4.09%, 8/15/2048	149,000	120,353
Series 20A, 3.16%, 8/15/2040	97,000	72,565
Series 20A, 3.36%, 8/15/2050	141,000	98,132
Texas Health Resources:
2.33%, 11/15/2050	82,000	46,609
4.33%, 11/15/2055	99,000	84,028
Security Description	Principal Amount	Value
Toledo Hospital 5.75%, 11/15/2038	$ 113,000	$ 106,045
Trinity Health Corp.:
4.13%, 12/1/2045	116,000	97,206
Series 2019, 3.43%, 12/1/2048	94,000	71,557
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	80,000	73,930
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	337,000	245,511
2.90%, 5/15/2050	303,000	206,510
3.05%, 5/15/2041	183,000	137,876
3.13%, 5/15/2060	187,000	126,807
3.25%, 5/15/2051	515,000	371,181
3.50%, 8/15/2039	328,000	268,983
3.70%, 8/15/2049	254,000	200,850
3.75%, 10/15/2047	246,000	196,591
3.88%, 8/15/2059	176,653	138,825
3.95%, 10/15/2042	246,000	208,278
4.20%, 1/15/2047	320,000	274,765
4.25%, 3/15/2043	130,000	115,218
4.25%, 4/15/2047	228,000	196,595
4.25%, 6/15/2048	339,000	295,615
4.38%, 3/15/2042	234,000	210,263
4.45%, 12/15/2048	270,000	240,759
4.63%, 7/15/2035	172,000	166,671
4.63%, 11/15/2041	259,000	238,257
4.75%, 7/15/2045	560,000	529,267
4.75%, 5/15/2052	496,000	459,653
4.95%, 5/15/2062	191,000	179,737
5.35%, 2/15/2033	255,000	264,116
5.70%, 10/15/2040	153,000	158,684
5.80%, 3/15/2036	126,000	133,200
5.88%, 2/15/2053	1,305,000	1,416,891
5.95%, 2/15/2041	144,000	152,780
6.05%, 2/15/2063	570,000	627,655
6.50%, 6/15/2037	81,000	90,551
6.63%, 11/15/2037	59,000	66,855
6.88%, 2/15/2038	190,000	222,853
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	37,000	23,605
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	120,000	106,362
Series 2021, 3.07%, 3/1/2051	102,000	64,422
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	84,000	49,594
		26,641,807

See accompanying notes to financial statements.
185

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	$ 115,000	$ 64,474
6.00%, 1/15/2043	116,000	94,919
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	25,810
6.38%, 5/15/2033	29,000	28,933
7.88%, 6/15/2032	110,000	121,815
		335,951
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	234,000	163,252
Whirlpool Corp.:
4.50%, 6/1/2046	91,000	71,216
4.60%, 5/15/2050	101,000	81,469
		315,937
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	107,000	84,339
5.00%, 6/15/2052	173,000	162,265
Kimberly-Clark Corp.:
2.88%, 2/7/2050	201,000	138,706
3.20%, 7/30/2046	220,000	159,119
3.90%, 5/4/2047	185,000	151,937
5.30%, 3/1/2041	91,000	91,515
6.63%, 8/1/2037	146,000	168,319
		956,200
INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	178,000	136,353
4.75%, 1/15/2049	132,000	117,806
Alleghany Corp.:
3.25%, 8/15/2051	116,000	82,258
4.90%, 9/15/2044	117,000	107,757
Allstate Corp.:
3.85%, 8/10/2049	272,000	211,763
4.20%, 12/15/2046	176,000	145,656
4.50%, 6/15/2043	55,000	48,725
5.35%, 6/1/2033	73,000	72,692
5.55%, 5/9/2035	103,000	105,082
5.95%, 4/1/2036	98,000	102,817
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	109,000	105,752
American Financial Group, Inc. 4.50%, 6/15/2047	245,000	194,971
American International Group, Inc.:
4.38%, 6/30/2050	252,000	214,581
4.50%, 7/16/2044	121,000	104,578
4.75%, 4/1/2048	327,000	292,125
4.80%, 7/10/2045	219,000	195,882
6.25%, 5/1/2036	108,000	113,957
Security Description	Principal Amount	Value
Aon Corp. 6.25%, 9/30/2040	$ 110,000	$ 112,554
Aon Corp. / Aon Global Holdings PLC:
2.90%, 8/23/2051	117,000	74,267
3.90%, 2/28/2052	205,000	158,666
Aon Global, Ltd.:
4.45%, 5/24/2043	51,000	40,609
4.60%, 6/14/2044	159,000	135,530
4.75%, 5/15/2045	91,000	78,387
Arch Capital Finance LLC 5.03%, 12/15/2046	110,000	94,705
Arch Capital Group US, Inc. 5.14%, 11/1/2043	198,000	176,810
Arch Capital Group, Ltd.:
3.64%, 6/30/2050	234,000	163,844
7.35%, 5/1/2034	30,000	33,221
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	112,000	71,120
3.50%, 5/20/2051	327,000	229,031
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	164,000	106,841
Athene Holding, Ltd.:
3.45%, 5/15/2052	86,000	53,096
3.95%, 5/25/2051	87,000	59,306
6.65%, 2/1/2033	350,000	347,427
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	190,000	119,926
2.85%, 10/15/2050	408,000	274,458
3.85%, 3/15/2052	662,000	534,294
4.20%, 8/15/2048	672,000	593,490
4.25%, 1/15/2049	596,000	534,308
4.30%, 5/15/2043	83,000	74,828
4.40%, 5/15/2042	150,000	137,507
5.75%, 1/15/2040	219,422	239,130
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	182,000	170,769
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	232,000	147,387
4.70%, 6/22/2047	214,000	157,718
Brown & Brown, Inc. 4.95%, 3/17/2052	274,000	223,918
Chubb Corp.:
6.00%, 5/11/2037	110,000	116,717
Series 1, 6.50%, 5/15/2038	111,000	123,563
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	315,000	211,415
3.05%, 12/15/2061	147,000	95,732
4.15%, 3/13/2043	194,000	163,282
4.35%, 11/3/2045	426,000	369,691
6.70%, 5/15/2036	101,000	111,665
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	41,173

See accompanying notes to financial statements.
186

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Corebridge Financial, Inc.:
4.35%, 4/5/2042 (e)	$ 125,000	$ 102,226
4.40%, 4/5/2052 (e)	273,000	217,647
Equitable Holdings, Inc. 5.00%, 4/20/2048	481,000	422,299
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	194,000	120,554
3.50%, 10/15/2050	109,000	73,190
4.87%, 6/1/2044	178,000	151,473
Fidelity National Financial, Inc. 3.20%, 9/17/2051	154,000	89,970
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	129,000	81,301
3.60%, 8/19/2049	91,000	65,862
4.30%, 4/15/2043	145,000	114,763
4.40%, 3/15/2048	234,000	194,014
5.95%, 10/15/2036	116,000	115,101
6.10%, 10/1/2041	107,000	107,685
Jackson Financial, Inc. 4.00%, 11/23/2051	224,000	142,677
Lincoln National Corp.:
4.35%, 3/1/2048	137,000	102,799
4.38%, 6/15/2050	136,000	102,703
6.30%, 10/9/2037	110,000	107,960
7.00%, 6/15/2040	99,000	102,495
Loews Corp.:
4.13%, 5/15/2043	118,000	95,838
6.00%, 2/1/2035	112,000	114,643
Manulife Financial Corp. 5.38%, 3/4/2046	79,000	76,192
Markel Corp.:
3.45%, 5/7/2052	84,000	56,504
4.15%, 9/17/2050	105,000	80,214
4.30%, 11/1/2047	169,000	132,275
5.00%, 4/5/2046	162,000	140,825
5.00%, 5/20/2049	170,000	148,954
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	105,000	67,586
4.20%, 3/1/2048	102,000	84,316
4.35%, 1/30/2047	240,000	201,931
4.75%, 3/15/2039	130,000	119,665
4.90%, 3/15/2049	249,000	231,675
5.88%, 8/1/2033	101,000	106,342
6.25%, 11/1/2052	280,000	312,642
MetLife, Inc.:
4.05%, 3/1/2045	329,000	274,485
4.13%, 8/13/2042	294,434	249,671
4.60%, 5/13/2046	213,000	192,742
4.72%, 12/15/2044	147,000	133,145
4.88%, 11/13/2043	244,000	226,776
5.00%, 7/15/2052	268,000	257,165
5.70%, 6/15/2035	193,000	202,042
5.88%, 2/6/2041	180,000	185,252
6.38%, 6/15/2034	104,000	115,536
Security Description	Principal Amount	Value
6.40%, 12/15/2066	$ 216,000	$ 210,064
6.50%, 12/15/2032	97,000	107,106
10.75%, 8/1/2069	93,000	124,260
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	95,747
Old Republic International Corp. 3.85%, 6/11/2051	226,000	155,370
Principal Financial Group, Inc.:
4.30%, 11/15/2046	119,000	96,112
4.35%, 5/15/2043	117,000	93,986
4.63%, 9/15/2042	105,000	87,792
6.05%, 10/15/2036	98,000	100,805
Progressive Corp.:
3.70%, 1/26/2045	66,000	50,595
3.70%, 3/15/2052	52,000	40,006
3.95%, 3/26/2050	127,000	102,182
4.13%, 4/15/2047	147,000	123,767
4.20%, 3/15/2048	197,000	165,563
4.35%, 4/25/2044	176,000	150,767
6.25%, 12/1/2032	107,000	116,705
Prudential Financial, Inc.:
3.91%, 12/7/2047	378,000	301,814
3.94%, 12/7/2049	267,000	209,600
Series B, 5.75%, 7/15/2033	97,000	100,041
Series MTN, 3.00%, 3/10/2040	62,000	46,228
Series MTN, 3.70%, 3/13/2051	329,000	250,195
Series MTN, 4.35%, 2/25/2050	318,000	269,934
Series MTN, 4.42%, 3/27/2048	117,000	100,309
Series MTN, 4.60%, 5/15/2044	149,000	133,109
Series MTN, 5.70%, 12/14/2036	146,000	150,663
Series MTN, 6.63%, 12/1/2037	127,000	136,931
Series MTN, 6.63%, 6/21/2040	122,000	132,025
Selective Insurance Group, Inc. 5.38%, 3/1/2049	109,000	92,934
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	116,000	143,173
Travelers Cos., Inc.:
2.55%, 4/27/2050	106,000	66,203
3.05%, 6/8/2051	195,000	135,034
3.75%, 5/15/2046	127,000	98,283
4.00%, 5/30/2047	246,000	199,447
4.05%, 3/7/2048	105,000	85,414
4.10%, 3/4/2049	120,000	97,950
4.30%, 8/25/2045	198,000	167,999
4.60%, 8/1/2043	81,000	71,604
5.35%, 11/1/2040	231,000	229,302
6.75%, 6/20/2036	107,000	120,237

See accompanying notes to financial statements.
187

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.25%, 6/15/2037	$ 116,000	$ 125,917
Travelers Property Casualty Corp. 6.38%, 3/15/2033	97,000	106,561
Unum Group:
4.13%, 6/15/2051	113,000	77,452
4.50%, 12/15/2049	145,000	103,279
5.75%, 8/15/2042	176,000	158,131
Voya Financial, Inc.:
4.80%, 6/15/2046	177,000	144,344
5.70%, 7/15/2043	123,000	114,187
W R Berkley Corp.:
3.15%, 9/30/2061	107,000	63,279
3.55%, 3/30/2052	180,000	124,079
Willis North America, Inc.:
3.88%, 9/15/2049	133,000	94,604
5.05%, 9/15/2048	139,000	116,760
WR Berkley Corp.:
4.00%, 5/12/2050	112,000	85,320
4.75%, 8/1/2044	96,000	83,701
XLIT, Ltd.:
5.25%, 12/15/2043	129,000	125,785
5.50%, 3/31/2045	119,000	113,007
		21,745,937
INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	398,000	255,982
3.15%, 2/9/2051	281,000	175,768
3.25%, 2/9/2061	201,000	120,948
4.00%, 12/6/2037	248,000	202,026
4.20%, 12/6/2047	533,000	409,312
4.40%, 12/6/2057	100,000	76,885
4.50%, 11/28/2034	116,000	103,750
Alphabet, Inc.:
1.90%, 8/15/2040	461,000	305,583
2.05%, 8/15/2050	722,000	428,370
2.25%, 8/15/2060	402,000	228,473
Amazon.com, Inc.:
2.50%, 6/3/2050	839,000	532,354
2.70%, 6/3/2060	511,000	311,020
2.88%, 5/12/2041	579,000	432,386
3.10%, 5/12/2051	1,025,000	734,495
3.25%, 5/12/2061	343,000	238,532
3.88%, 8/22/2037	888,000	787,629
3.95%, 4/13/2052	657,000	550,402
4.05%, 8/22/2047	904,000	781,544
4.10%, 4/13/2062	944,000	780,263
4.25%, 8/22/2057	544,000	471,806
4.80%, 12/5/2034	170,000	170,049
4.95%, 12/5/2044	449,000	443,491
eBay, Inc.:
3.65%, 5/10/2051	291,000	209,831
4.00%, 7/15/2042	233,000	184,855
Security Description	Principal Amount	Value
JD.com, Inc. 4.13%, 1/14/2050	$ 161,000	$ 118,341
Meta Platforms, Inc.:
4.45%, 8/15/2052	842,000	669,096
4.65%, 8/15/2062	277,000	222,246
		9,945,437
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	139,000	135,104
7.00%, 10/15/2039	143,000	143,755
Nucor Corp.:
2.98%, 12/15/2055	166,000	103,069
3.85%, 4/1/2052	168,000	129,284
4.40%, 5/1/2048	143,000	119,713
5.20%, 8/1/2043	136,000	128,698
6.40%, 12/1/2037	100,000	107,264
Steel Dynamics, Inc. 3.25%, 10/15/2050	215,000	139,827
Vale Overseas, Ltd.:
6.88%, 11/21/2036	325,000	343,951
6.88%, 11/10/2039	386,000	407,400
		1,758,065
LEISURE TIME — 0.1%
Brunswick Corp.:
4.40%, 9/15/2032	106,000	89,314
5.10%, 4/1/2052	264,000	190,893
Harley-Davidson, Inc. 4.63%, 7/28/2045	182,000	142,486
		422,693
LODGING — 0.0% (a)
Marriott International, Inc. Series II, 2.75%, 10/15/2033	98,000	75,144
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	123,000	105,769
Caterpillar, Inc.:
3.25%, 9/19/2049	318,000	241,270
3.25%, 4/9/2050	249,000	190,311
3.80%, 8/15/2042	395,000	336,161
4.30%, 5/15/2044	256,000	233,278
4.75%, 5/15/2064	98,000	93,425
5.20%, 5/27/2041	156,000	158,739
5.30%, 9/15/2035	99,000	101,058
6.05%, 8/15/2036	107,000	116,315
		1,576,326
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
2.88%, 9/7/2049	107,000	76,657
3.75%, 4/15/2050 (c)	207,000	175,476
3.90%, 6/9/2042	302,000	267,632
Dover Corp.:
5.38%, 10/15/2035	100,000	97,364
5.38%, 3/1/2041	115,000	110,542

See accompanying notes to financial statements.
188

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Otis Worldwide Corp.:
3.11%, 2/15/2040	$ 210,000	$ 154,785
3.36%, 2/15/2050	201,000	140,917
Rockwell Automation, Inc.:
2.80%, 8/15/2061	141,000	84,525
4.20%, 3/1/2049	179,000	153,673
Xylem, Inc. 4.38%, 11/1/2046	195,000	161,006
		1,422,577
MEDIA — 5.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	200,000	131,524
3.50%, 3/1/2042	296,000	191,246
3.70%, 4/1/2051	280,000	170,450
3.85%, 4/1/2061	661,000	381,906
3.90%, 6/1/2052	686,000	432,674
3.95%, 6/30/2062	353,000	208,549
4.40%, 12/1/2061	499,000	320,612
4.80%, 3/1/2050	919,000	672,460
5.13%, 7/1/2049	451,000	344,145
5.25%, 4/1/2053	480,000	375,019
5.38%, 4/1/2038	307,000	257,966
5.38%, 5/1/2047	804,000	633,512
5.50%, 4/1/2063	397,000	305,678
5.75%, 4/1/2048	760,000	625,024
6.38%, 10/23/2035	318,000	310,559
6.48%, 10/23/2045	1,078,000	976,948
6.83%, 10/23/2055	254,000	235,026
Comcast Corp.:
2.45%, 8/15/2052	70,000	41,379
2.65%, 8/15/2062	322,000	183,701
2.80%, 1/15/2051	519,000	330,728
2.89%, 11/1/2051	1,458,000	943,574
2.94%, 11/1/2056 (e)	21,000	13,172
2.94%, 11/1/2056	1,542,000	967,189
2.99%, 11/1/2063	885,000	538,850
3.20%, 7/15/2036	367,000	297,545
3.25%, 11/1/2039	417,000	325,506
3.40%, 7/15/2046	327,000	239,724
3.45%, 2/1/2050	449,000	327,519
3.75%, 4/1/2040	424,000	350,080
3.90%, 3/1/2038	407,000	352,857
3.97%, 11/1/2047	515,000	413,174
4.00%, 8/15/2047	240,000	192,703
4.00%, 3/1/2048	385,000	309,994
4.00%, 11/1/2049	494,000	393,496
4.05%, 11/1/2052	360,000	289,645
4.20%, 8/15/2034	124,000	114,549
4.40%, 8/15/2035	104,000	96,598
4.60%, 10/15/2038	319,000	294,676
4.60%, 8/15/2045	222,000	195,866
4.65%, 7/15/2042	237,000	214,009
Security Description	Principal Amount	Value
4.70%, 10/15/2048	$ 482,000	$ 434,012
4.75%, 3/1/2044	266,000	241,993
4.95%, 10/15/2058	227,000	207,246
5.65%, 6/15/2035	140,000	146,429
6.40%, 5/15/2038	53,000	56,485
6.45%, 3/15/2037	107,000	117,497
6.50%, 11/15/2035	107,000	118,983
6.55%, 7/1/2039	228,000	251,112
6.95%, 8/15/2037	102,000	116,432
7.05%, 3/15/2033	116,000	133,522
Discovery Communications LLC:
4.00%, 9/15/2055	465,000	280,144
4.65%, 5/15/2050	261,000	179,477
4.88%, 4/1/2043	112,000	83,061
5.00%, 9/20/2037	227,000	182,998
5.20%, 9/20/2047	433,000	323,507
5.30%, 5/15/2049	260,000	197,070
6.35%, 6/1/2040	135,000	122,566
Fox Corp.:
5.48%, 1/25/2039	369,000	335,469
5.58%, 1/25/2049	387,000	346,911
Grupo Televisa SAB:
5.00%, 5/13/2045	167,000	143,081
5.25%, 5/24/2049 (c)	195,000	172,729
6.13%, 1/31/2046 (c)	364,000	362,919
6.63%, 1/15/2040	131,000	135,010
8.50%, 3/11/2032	17,000	19,960
NBCUniversal Media LLC:
4.45%, 1/15/2043	295,000	258,762
5.95%, 4/1/2041	237,000	246,205
6.40%, 4/30/2040	169,000	183,771
Paramount Global:
4.38%, 3/15/2043	360,000	248,753
4.60%, 1/15/2045	234,000	164,263
4.85%, 7/1/2042	244,000	180,797
4.90%, 8/15/2044	219,000	159,785
4.95%, 5/19/2050	235,000	171,583
5.25%, 4/1/2044	154,000	118,662
5.50%, 5/15/2033	113,000	101,683
5.85%, 9/1/2043	359,000	297,991
5.90%, 10/15/2040	55,000	48,037
6.88%, 4/30/2036	212,000	205,761
Thomson Reuters Corp.:
5.50%, 8/15/2035	104,000	98,637
5.65%, 11/23/2043	105,000	96,100
5.85%, 4/15/2040	128,000	123,951
Time Warner Cable LLC:
4.50%, 9/15/2042	436,000	320,464
5.50%, 9/1/2041	386,500	322,801
5.88%, 11/15/2040	412,000	358,629
6.55%, 5/1/2037	324,000	307,249
6.75%, 6/15/2039	514,000	489,611
7.30%, 7/1/2038	327,000	326,820

See accompanying notes to financial statements.
189

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Time Warner Entertainment Co. L.P.: 8.38%, 7/15/2033	$ 112,000	$ 125,002
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	204,000	180,830
Series E, 4.13%, 12/1/2041	271,000	233,393
Series GMTN, 4.13%, 6/1/2044	299,000	258,333
Series MTN, 3.00%, 7/30/2046	266,000	186,719
Series MTN, 3.70%, 12/1/2042	119,000	96,316
Walt Disney Co.:
2.75%, 9/1/2049	110,000	72,897
3.50%, 5/13/2040	553,000	445,961
3.60%, 1/13/2051	800,000	613,456
3.80%, 5/13/2060	305,000	234,335
4.63%, 3/23/2040	233,000	217,801
4.70%, 3/23/2050	480,000	442,987
4.75%, 9/15/2044	222,000	204,231
4.75%, 11/15/2046	229,000	209,560
4.95%, 10/15/2045	236,000	221,720
5.40%, 10/1/2043	154,000	154,431
6.15%, 3/1/2037	104,000	111,748
6.15%, 2/15/2041	281,000	303,545
6.20%, 12/15/2034	108,000	117,746
6.40%, 12/15/2035	203,000	222,082
6.55%, 3/15/2033	100,000	110,432
6.65%, 11/15/2037	190,000	213,877
7.75%, 12/1/2045	145,000	182,236
		28,698,398
METAL FABRICATE & HARDWARE — 0.1%
Crane Holdings Co. 4.20%, 3/15/2048	286,000	202,946
Precision Castparts Corp.:
3.90%, 1/15/2043	135,000	112,734
4.38%, 6/15/2045	173,000	151,318
Valmont Industries, Inc.:
5.00%, 10/1/2044	161,000	138,721
5.25%, 10/1/2054	140,000	120,039
		725,758
MINING — 1.1%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	119,943
Barrick North America Finance LLC:
5.70%, 5/30/2041	200,000	201,156
5.75%, 5/1/2043	163,000	164,619
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	256,000	262,285
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	252,000	219,880
5.00%, 9/30/2043	719,000	697,912
Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	$ 154,000	$ 144,768
5.45%, 3/15/2043	462,000	416,368
Newmont Corp.:
2.60%, 7/15/2032	121,000	96,412
4.88%, 3/15/2042	162,000	149,189
5.45%, 6/9/2044	139,000	131,199
6.25%, 10/1/2039	273,000	286,423
5.88%, 4/1/2035	99,000	100,336
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	116,000	124,311
7.25%, 3/15/2031	46,000	52,181
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	229,000	197,613
4.75%, 3/22/2042	208,000	195,146
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	357,000	236,877
5.20%, 11/2/2040	323,000	321,882
Southern Copper Corp.:
5.25%, 11/8/2042	444,000	425,534
5.88%, 4/23/2045	350,000	358,715
6.75%, 4/16/2040	324,000	362,077
7.50%, 7/27/2035	121,000	140,210
Teck Resources, Ltd.:
5.20%, 3/1/2042	134,000	116,711
5.40%, 2/1/2043	97,000	87,060
6.00%, 8/15/2040	143,000	137,147
6.13%, 10/1/2035	97,000	96,027
6.25%, 7/15/2041	145,000	141,956
		5,983,937
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
3.25%, 8/26/2049	164,000	114,572
3.70%, 4/15/2050 (c)	136,000	104,536
Series MTN, 3.13%, 9/19/2046	265,000	182,026
Series MTN, 3.63%, 10/15/2047	132,000	98,675
Series MTN, 3.88%, 6/15/2044	161,000	128,198
Series MTN, 4.00%, 9/14/2048	285,000	225,210
Series MTN, 5.70%, 3/15/2037	163,000	167,465
Eaton Corp.:
3.92%, 9/15/2047	176,000	142,766
4.00%, 11/2/2032	97,000	89,373
4.15%, 11/2/2042	250,000	213,110
4.70%, 8/23/2052	290,000	264,367
General Electric Co.:
4.35%, 5/1/2050	133,000	109,952
4.50%, 3/11/2044	232,000	199,450
Series GMTN, 6.88%, 1/10/2039	113,000	124,549

See accompanying notes to financial statements.
190

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.88%, 1/14/2038	$ 152,000	$ 154,854
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	233,000	198,593
4.88%, 9/15/2041	140,000	135,855
Parker-Hannifin Corp.:
4.00%, 6/14/2049	144,000	113,687
4.10%, 3/1/2047 (e)	213,000	169,957
Series MTN, 4.20%, 11/21/2034	98,000	88,106
Series MTN, 4.45%, 11/21/2044	176,000	151,265
Series MTN, 6.25%, 5/15/2038	161,000	166,496
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	115,000	88,743
5.75%, 6/15/2043	100,000	98,275
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	118,000	96,582
4.65%, 11/1/2044	173,000	145,540
		3,772,202
OIL & GAS — 4.0%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	360,000	230,011
2.94%, 6/4/2051	622,000	410,663
3.00%, 2/24/2050	609,000	413,146
3.00%, 3/17/2052	407,000	271,017
3.06%, 6/17/2041	376,000	280,413
3.38%, 2/8/2061	521,000	360,214
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	116,000	111,873
6.25%, 3/15/2038	206,000	204,871
6.45%, 6/30/2033	95,000	96,829
6.50%, 2/15/2037	98,000	97,628
6.75%, 2/1/2039	30,000	31,051
Series GMTN, 4.95%, 6/1/2047	304,000	266,082
Cenovus Energy, Inc.:
3.75%, 2/15/2052	217,000	153,039
5.25%, 6/15/2037	235,000	215,232
5.40%, 6/15/2047	264,000	238,490
6.75%, 11/15/2039	230,000	238,243
6.80%, 9/15/2037	54,000	55,446
Chevron Corp. 3.08%, 5/11/2050	310,000	225,451
Chevron USA, Inc.:
2.34%, 8/12/2050	315,000	197,259
5.25%, 11/15/2043	121,000	121,232
6.00%, 3/1/2041	149,000	163,457
ConocoPhillips:
4.88%, 10/1/2047	45,000	41,577
Security Description	Principal Amount	Value
5.90%, 10/15/2032	$ 114,000	$ 121,790
5.90%, 5/15/2038	144,000	152,014
6.50%, 2/1/2039	369,000	414,870
ConocoPhillips Co.:
3.80%, 3/15/2052	218,000	173,027
4.03%, 3/15/2062	564,000	450,202
4.30%, 11/15/2044	176,000	152,428
5.95%, 3/15/2046	115,000	123,252
CONOCOPHILLIPS Co. COMPANY GUAR 03/42 3.758 3.76%, 3/15/2042	308,000	257,821
Continental Resources, Inc. 4.90%, 6/1/2044	180,000	132,721
Devon Energy Corp.:
4.75%, 5/15/2042	161,000	136,652
5.00%, 6/15/2045	169,000	145,452
5.60%, 7/15/2041	240,000	224,227
7.88%, 9/30/2031	105,000	119,107
7.95%, 4/15/2032	112,000	127,855
Diamondback Energy, Inc.:
4.25%, 3/15/2052	118,000	87,568
4.40%, 3/24/2051	174,000	133,054
6.25%, 3/15/2033	360,000	365,616
6.25%, 3/15/2053	400,000	388,484
EOG Resources, Inc.:
3.90%, 4/1/2035	88,000	78,344
4.95%, 4/15/2050	181,000	173,128
Exxon Mobil Corp.:
3.00%, 8/16/2039	148,000	113,845
3.10%, 8/16/2049	420,000	301,787
3.45%, 4/15/2051	701,000	531,351
3.57%, 3/6/2045	280,000	220,483
4.11%, 3/1/2046	633,000	541,373
4.23%, 3/19/2040	523,000	470,731
4.33%, 3/19/2050	700,000	619,059
Hess Corp.:
5.60%, 2/15/2041	339,000	320,986
5.80%, 4/1/2047	123,000	117,813
6.00%, 1/15/2040	275,000	271,172
7.13%, 3/15/2033	99,000	106,697
Marathon Oil Corp.:
5.20%, 6/1/2045	242,000	207,033
6.60%, 10/1/2037	114,000	113,595
Marathon Petroleum Corp.:
4.50%, 4/1/2048	177,000	140,699
4.75%, 9/15/2044	90,000	75,344
5.00%, 9/15/2054	250,000	210,350
6.50%, 3/1/2041	327,000	337,392
Ovintiv, Inc.:
6.50%, 2/1/2038	80,000	79,302
6.63%, 8/15/2037	111,000	111,780
8.13%, 9/15/2030	116,000	126,918
Phillips 66:
3.30%, 3/15/2052	262,000	181,763

See accompanying notes to financial statements.
191

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 11/15/2034	$ 110,000	$ 102,652
4.88%, 11/15/2044	551,000	506,193
5.88%, 5/1/2042	393,000	402,915
Phillips 66 Co.:
4.68%, 2/15/2045 (e)	126,000	109,572
4.90%, 10/1/2046 (e)	246,000	218,615
Shell International Finance B.V.:
2.88%, 11/26/2041	136,000	99,001
3.00%, 11/26/2051	318,000	216,440
3.13%, 11/7/2049	500,000	353,385
3.25%, 4/6/2050	561,000	407,078
3.63%, 8/21/2042	246,000	198,362
3.75%, 9/12/2046	417,000	330,410
4.00%, 5/10/2046	557,000	458,818
4.13%, 5/11/2035	279,000	258,368
4.38%, 5/11/2045	806,000	706,048
4.55%, 8/12/2043	240,000	216,926
5.50%, 3/25/2040	345,000	352,552
6.38%, 12/15/2038	697,000	769,223
Suncor Energy, Inc.:
3.75%, 3/4/2051	279,000	202,060
4.00%, 11/15/2047	228,000	173,319
5.95%, 12/1/2034	71,000	70,651
6.50%, 6/15/2038	154,000	158,357
6.80%, 5/15/2038	108,000	113,356
6.85%, 6/1/2039	221,000	232,545
TotalEnergies Capital International SA:
2.99%, 6/29/2041	185,000	138,093
3.13%, 5/29/2050	762,000	541,812
3.39%, 6/29/2060	103,000	72,366
3.46%, 7/12/2049	286,000	215,055
Valero Energy Corp.:
2.80%, 12/1/2031	88,000	71,787
3.65%, 12/1/2051	293,000	207,529
4.00%, 6/1/2052	217,000	163,716
4.90%, 3/15/2045	73,000	65,081
6.63%, 6/15/2037	299,000	319,655
7.50%, 4/15/2032	101,000	113,646
		22,145,895
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	291,000	270,330
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047	358,000	280,955
Halliburton Co.:
4.50%, 11/15/2041	231,000	192,723
4.75%, 8/1/2043	335,000	286,458
4.85%, 11/15/2035	128,000	118,524
5.00%, 11/15/2045	654,000	579,823
6.70%, 9/15/2038	87,000	92,322
7.45%, 9/15/2039	209,000	236,323
Security Description	Principal Amount	Value
NOV, Inc. 3.95%, 12/1/2042	$ 193,000	$ 134,502
		2,191,960
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	278,000	178,515
4.05%, 12/15/2049	150,000	115,173
Sonoco Products Co.:
2.85%, 2/1/2032	116,000	94,179
5.75%, 11/1/2040	117,000	113,460
WestRock MWV LLC 7.95%, 2/15/2031	64,000	72,025
WRKCo, Inc. 3.00%, 6/15/2033	101,000	80,597
		653,949
PHARMACEUTICALS — 6.7%
AbbVie, Inc.:
4.05%, 11/21/2039	1,085,000	929,216
4.25%, 11/21/2049	1,574,000	1,323,057
4.30%, 5/14/2036	191,000	172,660
4.40%, 11/6/2042	642,000	557,487
4.45%, 5/14/2046	526,000	456,442
4.50%, 5/14/2035	517,000	481,301
4.55%, 3/15/2035	323,000	301,950
4.63%, 10/1/2042	160,000	143,074
4.70%, 5/14/2045	648,000	578,845
4.75%, 3/15/2045	304,000	272,989
4.85%, 6/15/2044	361,000	330,629
4.88%, 11/14/2048	474,000	436,469
AmerisourceBergen Corp.:
4.25%, 3/1/2045	170,000	139,157
4.30%, 12/15/2047	185,000	153,702
AstraZeneca PLC:
2.13%, 8/6/2050	269,000	158,398
3.00%, 5/28/2051	464,000	327,700
4.00%, 9/18/2042	268,000	231,742
4.38%, 11/16/2045	269,000	242,477
4.38%, 8/17/2048	211,000	189,225
6.45%, 9/15/2037	470,000	530,470
Becton Dickinson & Co.:
3.79%, 5/20/2050	108,000	83,044
4.69%, 12/15/2044	282,000	250,941
Becton Dickinson and Co. 4.67%, 6/6/2047	445,000	392,508
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	324,000	222,394
2.55%, 11/13/2050	50,000	31,579
3.25%, 8/1/2042	108,000	82,475
3.55%, 3/15/2042	395,000	321,218
3.70%, 3/15/2052	130,000	101,508
3.90%, 3/15/2062	599,000	467,783
4.13%, 6/15/2039	489,000	435,958
4.25%, 10/26/2049	1,020,000	882,188
4.35%, 11/15/2047	445,000	393,193

See accompanying notes to financial statements.
192

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/1/2044	$ 110,000	$ 100,016
4.55%, 2/20/2048	438,000	397,892
4.63%, 5/15/2044	159,000	146,069
5.00%, 8/15/2045	176,000	170,736
Cardinal Health, Inc.:
4.37%, 6/15/2047	185,000	145,730
4.50%, 11/15/2044	163,000	130,376
4.60%, 3/15/2043	115,000	95,000
4.90%, 9/15/2045	152,000	129,468
Cigna Corp.:
3.20%, 3/15/2040	260,000	196,677
3.40%, 3/15/2050	374,000	265,372
3.40%, 3/15/2051	160,000	114,323
4.80%, 8/15/2038	556,000	518,120
4.90%, 12/15/2048	790,000	717,146
3.88%, 10/15/2047	274,000	211,484
4.80%, 7/15/2046	347,000	311,960
6.13%, 11/15/2041	250,000	259,440
CVS Health Corp.:
2.70%, 8/21/2040	373,000	255,516
4.13%, 4/1/2040	202,000	168,133
4.25%, 4/1/2050	204,000	163,796
4.78%, 3/25/2038	1,493,000	1,367,991
4.88%, 7/20/2035	111,000	105,348
5.05%, 3/25/2048	2,121,000	1,914,563
5.13%, 7/20/2045	934,000	851,042
5.30%, 12/5/2043	182,000	170,465
6.13%, 9/15/2039	221,000	227,451
Eli Lilly & Co.:
2.25%, 5/15/2050	464,000	292,385
2.50%, 9/15/2060	160,000	98,157
3.70%, 3/1/2045	111,000	93,143
3.95%, 5/15/2047	181,000	158,844
3.95%, 3/15/2049	219,000	194,879
4.15%, 3/15/2059	89,000	77,307
5.55%, 3/15/2037	63,000	67,529
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	193,000	167,356
5.38%, 4/15/2034	112,000	115,628
6.38%, 5/15/2038	779,000	876,149
Johnson & Johnson:
2.10%, 9/1/2040	267,000	183,370
2.25%, 9/1/2050	180,000	112,896
2.45%, 9/1/2060	214,000	131,342
3.40%, 1/15/2038	376,000	320,841
3.50%, 1/15/2048	178,000	145,613
3.55%, 3/1/2036	399,000	353,279
3.63%, 3/3/2037	513,000	456,544
3.70%, 3/1/2046	432,000	364,029
3.75%, 3/3/2047	322,000	272,270
4.38%, 12/5/2033	115,000	113,396
4.50%, 9/1/2040	168,000	160,322
4.50%, 12/5/2043	187,000	178,751
4.85%, 5/15/2041	148,000	145,975
4.95%, 5/15/2033	102,000	105,943
Security Description	Principal Amount	Value
5.85%, 7/15/2038	$ 232,000	$ 257,569
5.95%, 8/15/2037	155,000	172,425
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	70,000	62,809
5.90%, 11/1/2039	165,000	171,517
Merck & Co., Inc.:
2.35%, 6/24/2040	163,000	113,720
2.45%, 6/24/2050	452,000	289,077
2.75%, 12/10/2051	503,000	338,539
2.90%, 12/10/2061	522,000	336,419
3.60%, 9/15/2042	214,000	175,955
3.70%, 2/10/2045	378,000	311,022
3.90%, 3/7/2039	269,000	236,325
4.00%, 3/7/2049	505,000	432,745
4.15%, 5/18/2043	296,000	263,011
6.50%, 12/1/2033	100,000	113,004
6.55%, 9/15/2037	169,000	193,469
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	196,000	208,705
Mylan, Inc.:
5.20%, 4/15/2048	30,000	22,462
5.40%, 11/29/2043	308,000	243,985
Novartis Capital Corp.:
2.75%, 8/14/2050	285,000	198,294
3.70%, 9/21/2042	206,000	173,320
4.00%, 11/20/2045	205,000	180,951
4.40%, 5/6/2044	466,000	432,746
Pfizer, Inc.:
2.55%, 5/28/2040	375,000	272,584
2.70%, 5/28/2050	213,000	145,000
3.90%, 3/15/2039	185,000	163,229
4.00%, 12/15/2036	349,000	318,742
4.00%, 3/15/2049	256,000	222,075
4.10%, 9/15/2038	169,000	153,244
4.13%, 12/15/2046	172,000	152,131
4.20%, 9/15/2048	228,000	204,071
4.30%, 6/15/2043	163,000	149,916
4.40%, 5/15/2044	206,000	191,331
5.60%, 9/15/2040	276,000	288,541
7.20%, 3/15/2039	610,000	739,881
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	411,000	301,559
3.18%, 7/9/2050	641,000	438,450
3.38%, 7/9/2060	176,000	118,371
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	300,000	227,316
Viatris, Inc.:
3.85%, 6/22/2040	505,000	338,431
4.00%, 6/22/2050	663,000	410,695
Wyeth LLC:
5.95%, 4/1/2037	420,000	453,911
6.00%, 2/15/2036	85,000	90,887
6.50%, 2/1/2034	97,000	109,946

See accompanying notes to financial statements.
193

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Zoetis, Inc.:
3.00%, 5/15/2050	$ 156,000	$ 105,718
3.95%, 9/12/2047	183,000	147,696
4.45%, 8/20/2048	162,000	140,887
4.70%, 2/1/2043	295,000	266,975
		37,021,497
PIPELINES — 4.3%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	3,000	2,512
3.60%, 9/1/2032	115,000	95,387
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	87,691
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	96,000	93,019
DCP Midstream Operating L.P. 5.60%, 4/1/2044	90,000	83,678
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	204,000	167,604
4.80%, 11/1/2043	186,000	160,585
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	190,000	177,823
7.38%, 10/15/2045	102,000	114,101
Series B, 7.50%, 4/15/2038	68,000	74,709
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	93,212
3.40%, 8/1/2051	510,000	348,422
4.00%, 11/15/2049	180,000	137,111
4.50%, 6/10/2044	217,000	179,984
5.50%, 12/1/2046	90,000	84,762
Energy Transfer L.P.:
4.90%, 3/15/2035	104,000	92,591
4.95%, 1/15/2043	120,000	96,995
5.00%, 5/15/2044	96,000	78,527
5.00%, 5/15/2050	485,000	391,545
5.15%, 2/1/2043	114,000	94,971
5.15%, 3/15/2045	207,000	171,849
5.30%, 4/1/2044	233,000	197,253
5.30%, 4/15/2047	174,000	145,574
5.35%, 5/15/2045	150,000	127,844
5.40%, 10/1/2047	417,000	354,925
5.75%, 2/15/2033	315,000	308,983
5.95%, 10/1/2043	131,000	121,247
6.05%, 6/1/2041	205,000	194,071
6.10%, 2/15/2042	128,000	117,868
6.13%, 12/15/2045	292,000	270,775
6.25%, 4/15/2049	480,835	449,047
6.50%, 2/1/2042	233,000	230,206
6.63%, 10/15/2036	107,000	107,460
7.50%, 7/1/2038	100,000	106,432
6.00%, 6/15/2048	336,000	303,079
Series 20Y, 5.80%, 6/15/2038	35,000	32,156
Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.20%, 2/15/2052	$ 285,000	$ 188,077
3.30%, 2/15/2053	239,000	159,609
3.70%, 1/31/2051	332,000	241,460
3.95%, 1/31/2060	131,000	95,261
4.20%, 1/31/2050	307,000	241,941
4.25%, 2/15/2048	363,000	292,716
4.45%, 2/15/2043	291,000	244,568
4.80%, 2/1/2049	392,000	338,688
4.85%, 8/15/2042	277,433	245,847
4.90%, 5/15/2046	308,000	269,870
4.95%, 10/15/2054	226,000	192,016
5.10%, 2/15/2045	290,000	261,989
5.70%, 2/15/2042	203,000	196,478
5.95%, 2/1/2041	208,000	207,680
6.13%, 10/15/2039	222,000	228,267
6.45%, 9/1/2040	286,000	298,919
7.55%, 4/15/2038	116,000	129,657
Series D, 6.88%, 3/1/2033	108,000	118,023
Series H, 6.65%, 10/15/2034	98,000	103,418
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	110,000	91,122
5.00%, 8/15/2042	245,000	210,288
5.00%, 3/1/2043	232,000	198,613
5.40%, 9/1/2044	285,000	256,169
5.50%, 3/1/2044	151,000	137,019
5.63%, 9/1/2041	105,000	95,627
5.80%, 3/15/2035	106,000	103,775
6.38%, 3/1/2041	200,000	198,684
6.50%, 2/1/2037	114,000	115,329
6.50%, 9/1/2039	186,000	189,541
6.55%, 9/15/2040	205,000	206,068
7.30%, 8/15/2033	108,000	116,838
7.50%, 11/15/2040	167,000	183,605
Series MTN, 6.95%, 1/15/2038	153,000	162,370
Kinder Morgan, Inc.:
3.25%, 8/1/2050	225,000	145,908
3.60%, 2/15/2051	276,000	190,796
4.80%, 2/1/2033	103,000	95,523
5.05%, 2/15/2046	91,000	77,567
5.20%, 3/1/2048	215,000	187,828
5.30%, 12/1/2034	103,000	96,413
5.45%, 8/1/2052	130,000	117,408
5.55%, 6/1/2045	467,000	427,903
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	241,000	177,574
4.20%, 10/3/2047	105,000	79,162
4.25%, 9/15/2046	100,000	75,420
4.85%, 2/1/2049	141,000	117,346
5.15%, 10/15/2043	188,000	163,566

See accompanying notes to financial statements.
194

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MPLX L.P.:
4.50%, 4/15/2038	$ 511,000	$ 429,485
4.70%, 4/15/2048	375,000	299,167
4.90%, 4/15/2058	97,000	76,207
4.95%, 9/1/2032	216,000	202,554
4.95%, 3/14/2052	348,000	285,767
5.20%, 3/1/2047	170,000	144,515
5.20%, 12/1/2047	171,000	145,724
5.50%, 2/15/2049	357,000	315,788
ONEOK Partners L.P.:
6.13%, 2/1/2041	85,000	80,676
6.20%, 9/15/2043	193,000	183,558
6.65%, 10/1/2036	99,000	99,403
6.85%, 10/15/2037	115,000	116,485
ONEOK, Inc.:
4.45%, 9/1/2049	110,000	82,363
4.50%, 3/15/2050	72,000	54,019
4.95%, 7/13/2047	311,000	252,432
5.20%, 7/15/2048	253,000	211,996
6.00%, 6/15/2035	113,000	109,356
7.15%, 1/15/2051	145,000	147,861
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	133,000	95,683
4.70%, 6/15/2044	175,000	132,443
4.90%, 2/15/2045	174,000	135,802
5.15%, 6/1/2042	166,000	134,744
6.65%, 1/15/2037	101,000	99,615
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037 (e)	400,000	399,212
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	280,000	230,264
5.95%, 9/25/2043	163,000	157,747
Targa Resources Corp.:
4.20%, 2/1/2033	101,000	86,955
4.95%, 4/15/2052	246,000	195,553
6.25%, 7/1/2052 (f)	246,000	233,988
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	93,290
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	97,000	106,823
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	125,000	114,163
4.75%, 5/15/2038	223,000	198,767
4.88%, 5/15/2048	360,000	315,148
5.10%, 3/15/2049	384,000	350,208
5.60%, 3/31/2034	110,000	108,492
5.85%, 3/15/2036	97,000	95,757
6.10%, 6/1/2040	302,000	303,679
6.20%, 10/15/2037	116,000	118,423
7.25%, 8/15/2038	101,000	111,931
7.63%, 1/15/2039	232,000	265,508
Security Description	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	$ 102,000	$ 78,097
4.45%, 8/1/2042	138,000	116,654
4.60%, 3/15/2048	141,000	117,697
5.40%, 8/15/2041	118,000	112,003
Williams Cos., Inc.:
3.50%, 10/15/2051	134,000	91,734
4.85%, 3/1/2048	44,000	37,488
4.90%, 1/15/2045	77,000	65,488
5.10%, 9/15/2045	257,000	224,793
5.30%, 8/15/2052	190,000	171,158
5.40%, 3/4/2044	383,000	349,430
5.75%, 6/24/2044	135,000	128,644
5.80%, 11/15/2043	165,000	157,125
6.30%, 4/15/2040	316,000	323,647
8.75%, 3/15/2032	103,000	122,310
		23,583,763
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Agree L.P. 2.60%, 6/15/2033	116,000	87,383
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	166,000	123,680
2.95%, 3/15/2034	105,000	85,486
3.00%, 5/18/2051	103,000	65,724
3.55%, 3/15/2052	331,000	237,397
4.00%, 2/1/2050	123,000	93,591
4.85%, 4/15/2049	117,000	99,173
American Homes 4 Rent L.P.:
3.38%, 7/15/2051	116,000	73,009
4.30%, 4/15/2052	148,000	109,350
American Tower Corp.:
2.95%, 1/15/2051	396,000	244,756
3.10%, 6/15/2050	389,000	248,450
3.70%, 10/15/2049	91,000	64,701
AvalonBay Communities, Inc.:
5.00%, 2/15/2033	105,000	103,582
Series MTN, 3.90%, 10/15/2046	111,000	85,474
Series MTN, 4.15%, 7/1/2047	107,000	85,339
Series MTN, 4.35%, 4/15/2048	116,000	95,100
Boston Properties L.P. 2.45%, 10/1/2033	126,000	91,119
Camden Property Trust 3.35%, 11/1/2049	104,000	72,400
Corporate Office Properties L.P. 2.90%, 12/1/2033	99,000	69,742
Crown Castle, Inc.:
2.90%, 4/1/2041	308,000	211,257
4.00%, 11/15/2049	237,000	180,286
4.15%, 7/1/2050	174,000	133,956
4.75%, 5/15/2047	64,000	54,360

See accompanying notes to financial statements.
195

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 2/15/2049	$ 191,000	$ 171,646
Equinix, Inc.:
2.95%, 9/15/2051	120,000	75,037
3.00%, 7/15/2050	161,000	102,008
3.40%, 2/15/2052	126,000	86,484
ERP Operating L.P.:
4.00%, 8/1/2047	102,000	78,949
4.50%, 7/1/2044	105,000	89,253
4.50%, 6/1/2045	272,000	229,500
Essex Portfolio L.P.:
2.65%, 9/1/2050	165,000	94,487
4.50%, 3/15/2048	104,000	84,160
Federal Realty Investment Trust 4.50%, 12/1/2044	133,000	104,430
Healthpeak Properties, Inc. 6.75%, 2/1/2041	140,000	143,996
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	107,000	78,300
Kilroy Realty L.P.:
2.50%, 11/15/2032	113,000	80,386
2.65%, 11/15/2033	100,000	68,803
Kimco Realty Corp.:
3.70%, 10/1/2049	101,000	69,131
4.13%, 12/1/2046	246,000	181,090
4.25%, 4/1/2045	150,000	113,890
4.45%, 9/1/2047	53,000	41,044
4.60%, 2/1/2033	100,000	92,002
Mid-America Apartments L.P. 2.88%, 9/15/2051	72,000	46,181
National Retail Properties, Inc.:
3.00%, 4/15/2052	116,000	70,752
3.10%, 4/15/2050	91,000	56,401
3.50%, 4/15/2051	99,000	66,503
4.80%, 10/15/2048	92,000	76,276
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	116,000	83,902
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	103,000	75,678
Prologis L.P.:
2.13%, 10/15/2050	108,000	60,291
3.00%, 4/15/2050	121,000	80,888
3.05%, 3/1/2050	130,000	87,689
4.38%, 9/15/2048	110,000	94,027
4.63%, 1/15/2033	485,000	469,810
Realty Income Corp.:
1.80%, 3/15/2033	97,000	69,782
2.85%, 12/15/2032	100,000	81,227
4.65%, 3/15/2047	232,000	204,297
Regency Centers L.P.:
4.40%, 2/1/2047	127,000	97,793
4.65%, 3/15/2049	134,000	107,682
Simon Property Group L.P.:
3.25%, 9/13/2049	332,000	218,811
Security Description	Principal Amount	Value
3.80%, 7/15/2050	$ 99,000	$ 72,537
4.25%, 10/1/2044	215,000	169,177
4.25%, 11/30/2046	197,000	158,875
4.75%, 3/15/2042	127,000	107,996
6.75%, 2/1/2040	144,000	155,182
UDR, Inc.:
3.10%, 11/1/2034	58,000	44,865
Series MTN, 1.90%, 3/15/2033	114,000	81,132
Series MTN, 2.10%, 6/15/2033	111,000	79,287
Ventas Realty L.P.:
4.38%, 2/1/2045	137,000	106,601
4.88%, 4/15/2049	65,000	54,077
5.70%, 9/30/2043	176,000	161,316
VICI Properties L.P. 5.63%, 5/15/2052	93,000	82,254
Welltower, Inc.:
4.95%, 9/1/2048	96,000	79,032
6.50%, 3/15/2041	178,000	177,906
Weyerhaeuser Co.:
3.38%, 3/9/2033	98,000	81,819
4.00%, 3/9/2052	112,000	84,896
7.38%, 3/15/2032	104,000	115,203
WP Carey, Inc. 2.25%, 4/1/2033	114,000	84,545
		8,644,601
RETAIL — 3.2%
Darden Restaurants, Inc. 4.55%, 2/15/2048	200,000	154,416
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	310,000	201,881
Dollar General Corp.:
4.13%, 4/3/2050	194,000	155,439
5.00%, 11/1/2032	100,000	98,384
5.50%, 11/1/2052	173,000	172,036
Dollar Tree, Inc. 3.38%, 12/1/2051	190,000	127,610
Genuine Parts Co. 2.75%, 2/1/2032	116,000	93,332
Home Depot, Inc.:
2.38%, 3/15/2051	392,000	237,211
2.75%, 9/15/2051	206,000	136,393
3.13%, 12/15/2049	433,000	309,283
3.25%, 4/15/2032	106,000	94,224
3.30%, 4/15/2040	334,000	266,489
3.35%, 4/15/2050	399,000	297,331
3.50%, 9/15/2056	78,000	58,377
3.63%, 4/15/2052	385,000	300,916
3.90%, 6/15/2047	291,000	240,503
4.20%, 4/1/2043	194,000	169,863
4.25%, 4/1/2046	392,000	341,310
4.40%, 3/15/2045	251,000	224,226
4.50%, 12/6/2048	384,000	351,648
4.88%, 2/15/2044	312,000	299,270

See accompanying notes to financial statements.
196

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/15/2052	$ 410,000	$ 396,146
5.40%, 9/15/2040	209,000	214,231
5.88%, 12/16/2036	601,000	643,064
5.95%, 4/1/2041	232,000	251,479
Lowe's Cos., Inc.:
2.80%, 9/15/2041	266,000	181,072
3.00%, 10/15/2050	464,000	297,545
3.50%, 4/1/2051	226,000	158,333
3.70%, 4/15/2046	352,000	261,606
4.05%, 5/3/2047	349,000	274,024
4.25%, 4/1/2052	470,000	376,409
4.38%, 9/15/2045	199,000	163,518
4.45%, 4/1/2062	193,000	151,119
4.55%, 4/5/2049	302,000	252,354
4.65%, 4/15/2042	87,000	75,889
5.00%, 4/15/2040	155,000	143,459
5.13%, 4/15/2050	194,000	176,889
5.50%, 10/15/2035	115,000	113,773
5.63%, 4/15/2053	483,000	465,506
5.80%, 9/15/2062	350,000	337,487
McDonald's Corp.:
5.15%, 9/9/2052	273,000	263,511
Series MTN, 3.63%, 5/1/2043	92,000	71,904
Series MTN, 3.63%, 9/1/2049	429,000	326,516
Series MTN, 3.70%, 2/15/2042	232,000	184,988
Series MTN, 4.20%, 4/1/2050	152,000	127,116
Series MTN, 4.45%, 3/1/2047	252,000	218,489
Series MTN, 4.45%, 9/1/2048	144,000	126,238
Series MTN, 4.60%, 5/26/2045	284,000	252,848
Series MTN, 4.70%, 12/9/2035	120,000	115,392
Series MTN, 4.88%, 7/15/2040	174,000	164,159
Series MTN, 4.88%, 12/9/2045	465,000	431,055
Series MTN, 5.70%, 2/1/2039	188,000	193,574
Series MTN, 6.30%, 10/15/2037	107,000	116,335
Series MTN, 6.30%, 3/1/2038	139,000	151,389
Starbucks Corp.:
3.35%, 3/12/2050	158,000	111,636
3.50%, 11/15/2050	402,000	291,639
3.75%, 12/1/2047	211,000	161,364
4.30%, 6/15/2045	107,000	90,128
4.45%, 8/15/2049	214,000	183,514
4.50%, 11/15/2048	275,000	237,754
Security Description	Principal Amount	Value
Target Corp.:
2.95%, 1/15/2052	$ 307,000	$ 212,438
3.63%, 4/15/2046	236,000	187,249
3.90%, 11/15/2047	222,000	182,708
4.00%, 7/1/2042	203,000	177,729
6.35%, 11/1/2032	97,000	106,943
6.50%, 10/15/2037	16,000	17,755
7.00%, 1/15/2038	60,000	70,108
TJX Cos., Inc. 4.50%, 4/15/2050	180,000	161,701
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	317,000	233,261
4.50%, 11/18/2034	18,000	15,704
4.65%, 6/1/2046	183,000	145,884
4.80%, 11/18/2044	156,000	130,338
Walmart, Inc.:
2.50%, 9/22/2041	50,000	36,514
2.65%, 9/22/2051	312,000	213,698
2.95%, 9/24/2049	285,000	207,879
3.63%, 12/15/2047	250,000	205,690
3.95%, 6/28/2038	217,000	199,195
4.00%, 4/11/2043	99,000	87,915
4.05%, 6/29/2048	309,000	276,258
4.30%, 4/22/2044	156,000	143,469
4.50%, 9/9/2052	669,000	638,380
5.00%, 10/25/2040	166,000	166,918
5.25%, 9/1/2035	214,000	225,119
5.63%, 4/1/2040	204,000	218,533
5.63%, 4/15/2041	225,000	244,332
6.20%, 4/15/2038	240,000	271,771
6.50%, 8/15/2037	115,754	135,614
		17,996,697
SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (c)	140,000	123,801
Analog Devices, Inc.:
2.80%, 10/1/2041	40,000	29,431
2.95%, 10/1/2051	268,000	181,256
5.30%, 12/15/2045	158,000	155,339
Applied Materials, Inc.:
2.75%, 6/1/2050	270,331	184,623
4.35%, 4/1/2047	90,000	81,301
5.10%, 10/1/2035	97,000	98,002
5.85%, 6/15/2041	245,000	267,699
Broadcom, Inc.:
2.60%, 2/15/2033 (e)	267,000	200,141
3.14%, 11/15/2035 (e)	801,315	587,893
3.19%, 11/15/2036 (e)	877,000	632,966
3.42%, 4/15/2033 (e)	396,000	317,861
3.47%, 4/15/2034 (e)	578,000	458,267
3.50%, 2/15/2041 (e)	880,000	630,001
3.75%, 2/15/2051 (e)	426,000	297,186
4.30%, 11/15/2032	312,000	275,446
4.93%, 5/15/2037 (e)	529,000	462,362

See accompanying notes to financial statements.
197

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp.:
2.80%, 8/12/2041	$ 253,000	$ 176,318
3.05%, 8/12/2051	329,000	213,837
3.10%, 2/15/2060	239,000	149,059
3.20%, 8/12/2061	153,000	96,639
3.25%, 11/15/2049	481,000	327,614
3.73%, 12/8/2047	554,000	416,735
4.00%, 12/15/2032	111,000	102,734
4.10%, 5/19/2046	333,000	271,079
4.10%, 5/11/2047	353,000	286,015
4.25%, 12/15/2042	88,000	75,061
4.60%, 3/25/2040	160,800	145,994
4.75%, 3/25/2050	553,000	482,205
4.80%, 10/1/2041	121,000	111,708
4.90%, 7/29/2045	261,384	244,674
4.90%, 8/5/2052	530,000	470,863
4.95%, 3/25/2060	197,000	175,917
5.05%, 8/5/2062	103,000	90,886
KLA Corp.:
3.30%, 3/1/2050	175,000	126,871
4.95%, 7/15/2052	303,000	284,375
5.00%, 3/15/2049	184,000	172,103
5.25%, 7/15/2062	168,000	161,954
Lam Research Corp.:
2.88%, 6/15/2050	156,000	105,595
3.13%, 6/15/2060	137,000	90,079
4.88%, 3/15/2049	178,000	170,152
Micron Technology, Inc.:
3.37%, 11/1/2041	100,000	66,859
3.48%, 11/1/2051	232,000	144,520
NVIDIA Corp.:
3.50%, 4/1/2040	253,000	204,968
3.50%, 4/1/2050	540,000	408,650
3.70%, 4/1/2060	154,000	114,644
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	115,000	89,951
3.13%, 2/15/2042	218,000	146,923
3.25%, 5/11/2041	297,000	206,415
3.25%, 11/30/2051	145,000	90,535
5.00%, 1/15/2033	100,000	94,357
QUALCOMM, Inc.:
1.65%, 5/20/2032	99,000	76,398
3.25%, 5/20/2050	199,000	145,063
4.30%, 5/20/2047	334,000	289,648
4.50%, 5/20/2052	236,000	207,951
4.65%, 5/20/2035	184,000	178,480
4.80%, 5/20/2045	320,000	300,250
5.40%, 5/20/2033	425,000	442,863
6.00%, 5/20/2053	420,000	448,699
Texas Instruments, Inc.:
2.70%, 9/15/2051	84,000	58,279
3.88%, 3/15/2039	186,000	164,123
4.10%, 8/16/2052	63,000	56,302
4.15%, 5/15/2048	383,000	340,709
Security Description	Principal Amount	Value
TSMC Arizona Corp.:
3.13%, 10/25/2041	$ 282,000	$ 215,882
3.25%, 10/25/2051	224,000	162,756
4.50%, 4/22/2052	234,000	210,928
		14,798,195
SOFTWARE — 3.3%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	380,000	234,563
4.50%, 6/15/2047	108,000	94,759
Electronic Arts, Inc. 2.95%, 2/15/2051	373,000	242,569
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	223,000	154,434
4.50%, 8/15/2046	221,000	172,926
5.63%, 7/15/2052	148,000	137,038
Fiserv, Inc. 4.40%, 7/1/2049	457,000	371,678
Microsoft Corp.:
2.53%, 6/1/2050	1,773,000	1,181,545
2.68%, 6/1/2060	745,000	481,464
2.92%, 3/17/2052	1,582,000	1,127,143
3.04%, 3/17/2062	1,180,000	821,941
3.45%, 8/8/2036	561,000	497,848
3.50%, 2/12/2035	209,000	189,362
3.50%, 11/15/2042	218,000	183,107
3.70%, 8/8/2046	445,000	380,115
3.75%, 2/12/2045	146,000	128,097
3.95%, 8/8/2056	114,000	97,187
4.00%, 2/12/2055	130,000	114,410
4.10%, 2/6/2037	325,000	308,246
4.20%, 11/3/2035	113,000	109,426
4.25%, 2/6/2047	254,000	238,590
4.45%, 11/3/2045	258,000	244,579
4.50%, 10/1/2040	193,000	187,507
4.50%, 2/6/2057	132,000	125,539
5.20%, 6/1/2039	102,000	108,828
5.30%, 2/8/2041	273,000	291,771
Oracle Corp.:
3.60%, 4/1/2040	851,000	628,404
3.60%, 4/1/2050	1,139,000	777,037
3.65%, 3/25/2041	681,000	503,470
3.80%, 11/15/2037	587,000	463,073
3.85%, 7/15/2036	339,000	277,319
3.85%, 4/1/2060	1,694,000	1,133,337
3.90%, 5/15/2035	215,000	179,172
3.95%, 3/25/2051	967,000	696,714
4.00%, 7/15/2046	718,000	527,292
4.00%, 11/15/2047	613,000	450,028
4.10%, 3/25/2061	450,000	314,222
4.13%, 5/15/2045	514,000	387,993
4.30%, 7/8/2034	322,000	283,708
4.38%, 5/15/2055	178,000	136,686
4.50%, 7/8/2044	230,000	184,888
5.38%, 7/15/2040	641,000	588,521

See accompanying notes to financial statements.
198

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 7/8/2039	$ 416,000	$ 414,207
6.50%, 4/15/2038	258,000	268,018
6.90%, 11/9/2052	665,000	719,623
Salesforce, Inc.:
2.70%, 7/15/2041	353,000	252,240
2.90%, 7/15/2051	573,000	381,629
3.05%, 7/15/2061	324,000	209,790
VMware, Inc. 2.20%, 8/15/2031	65,000	49,281
		18,051,324
TELECOMMUNICATIONS — 6.7%
America Movil SAB de CV:
4.38%, 7/16/2042	367,000	315,011
4.38%, 4/22/2049	226,000	193,067
6.13%, 11/15/2037	121,000	126,612
6.13%, 3/30/2040	591,000	610,798
6.38%, 3/1/2035	115,000	122,630
AT&T, Inc.:
2.25%, 2/1/2032	60,000	47,045
2.55%, 12/1/2033	679,000	522,151
3.10%, 2/1/2043	230,000	159,337
3.30%, 2/1/2052 (c)	343,000	229,813
3.50%, 6/1/2041	732,000	546,306
3.50%, 9/15/2053	1,807,000	1,229,429
3.50%, 2/1/2061	83,000	54,579
3.55%, 9/15/2055	1,764,000	1,191,441
3.65%, 6/1/2051	970,000	686,042
3.65%, 9/15/2059	1,499,000	1,014,778
3.80%, 12/1/2057	2,360,000	1,635,692
3.85%, 6/1/2060	315,000	219,879
4.30%, 12/15/2042	399,000	328,764
4.35%, 6/15/2045	150,000	121,176
4.50%, 5/15/2035	418,000	380,179
4.50%, 3/9/2048	490,000	398,786
4.55%, 3/9/2049	348,000	284,967
4.65%, 6/1/2044	222,000	187,033
4.75%, 5/15/2046	610,000	520,543
4.80%, 6/15/2044	123,000	105,937
4.85%, 3/1/2039	339,000	303,456
4.85%, 7/15/2045	50,000	42,785
4.90%, 8/15/2037	113,000	104,061
5.15%, 3/15/2042	260,000	235,898
5.15%, 2/15/2050	297,000	269,822
5.25%, 3/1/2037	113,000	109,127
5.35%, 9/1/2040	259,000	245,014
5.45%, 3/1/2047	140,000	131,957
5.55%, 8/15/2041	89,000	85,614
5.65%, 2/15/2047	143,000	139,263
5.70%, 3/1/2057	113,000	108,974
6.00%, 8/15/2040	133,000	133,267
6.30%, 1/15/2038	93,000	96,701
6.38%, 3/1/2041	174,000	180,685
6.55%, 2/15/2039	203,000	214,825
5.15%, 11/15/2046	262,000	236,264
Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	$ 95,000	$ 69,611
4.30%, 7/29/2049	160,000	130,914
4.46%, 4/1/2048	285,000	242,666
Series US-4, 3.65%, 3/17/2051	114,000	82,586
Series US-5, 2.15%, 2/15/2032	100,000	78,166
Series US-6, 3.20%, 2/15/2052	163,000	109,225
Cisco Systems, Inc.:
5.50%, 1/15/2040	497,036	518,414
5.90%, 2/15/2039	571,000	616,372
Corning, Inc.:
3.90%, 11/15/2049	165,000	120,742
4.38%, 11/15/2057	119,000	92,603
4.70%, 3/15/2037	121,000	109,879
4.75%, 3/15/2042	194,000	172,183
5.35%, 11/15/2048 (c)	73,000	68,706
5.45%, 11/15/2079	163,000	141,318
5.75%, 8/15/2040	157,000	155,791
5.85%, 11/15/2068	109,000	100,291
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	99,000	123,687
Juniper Networks, Inc. 5.95%, 3/15/2041	67,000	62,431
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	44,771
Motorola Solutions, Inc. 5.50%, 9/1/2044	114,000	103,168
Orange SA:
5.38%, 1/13/2042	191,000	184,982
5.50%, 2/6/2044	216,000	212,762
Rogers Communications, Inc.:
3.70%, 11/15/2049	228,000	155,236
4.30%, 2/15/2048	242,000	182,606
4.35%, 5/1/2049	332,000	252,041
4.50%, 3/15/2042 (e)	230,000	186,820
4.50%, 3/15/2043	208,000	165,741
4.55%, 3/15/2052 (e)	640,000	499,219
5.00%, 3/15/2044	227,000	193,302
5.45%, 10/1/2043	174,000	155,344
7.50%, 8/15/2038	107,000	118,797
Telefonica Emisiones SA:
4.67%, 3/6/2038	318,000	252,451
4.90%, 3/6/2048	378,000	291,612
5.21%, 3/8/2047	739,000	596,595
5.52%, 3/1/2049	469,000	392,107
7.05%, 6/20/2036	314,000	324,381
TELUS Corp.:
4.30%, 6/15/2049	141,000	115,534
4.60%, 11/16/2048	214,000	184,599
T-Mobile USA, Inc.:
2.25%, 11/15/2031	115,000	90,436

See accompanying notes to financial statements.
199

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/2041	$ 699,000	$ 493,452
3.30%, 2/15/2051	930,000	619,882
3.40%, 10/15/2052 (f)	813,000	552,116
3.60%, 11/15/2060	421,800	277,494
4.38%, 4/15/2040	536,000	459,872
4.50%, 4/15/2050	900,000	743,130
5.65%, 1/15/2053	345,000	335,571
5.80%, 9/15/2062	285,000	277,664
Verizon Communications, Inc.:
2.65%, 11/20/2040	920,000	621,018
2.85%, 9/3/2041	130,000	89,965
2.88%, 11/20/2050	911,000	574,568
2.99%, 10/30/2056	1,016,000	623,519
3.00%, 11/20/2060	346,000	207,282
3.40%, 3/22/2041	1,073,000	808,033
3.55%, 3/22/2051	1,343,000	961,387
3.70%, 3/22/2061	745,000	522,200
3.85%, 11/1/2042	349,000	276,516
3.88%, 3/1/2052	284,000	216,226
4.00%, 3/22/2050	413,000	323,809
4.13%, 8/15/2046	342,000	275,088
4.27%, 1/15/2036	326,000	291,359
4.40%, 11/1/2034	341,000	313,505
4.50%, 8/10/2033	381,000	357,081
4.52%, 9/15/2048	375,000	320,816
4.67%, 3/15/2055	276,000	238,332
4.75%, 11/1/2041	234,000	213,361
4.81%, 3/15/2039	301,000	276,869
4.86%, 8/21/2046	740,000	670,307
5.01%, 4/15/2049	273,000	250,622
5.01%, 8/21/2054	208,000	189,877
5.25%, 3/16/2037	235,000	231,816
5.50%, 3/16/2047	169,000	164,072
6.55%, 9/15/2043	233,000	254,744
Vodafone Group PLC:
4.25%, 9/17/2050	500,000	386,245
4.38%, 2/19/2043	295,000	235,378
4.88%, 6/19/2049	476,000	400,478
5.00%, 5/30/2038	325,000	298,646
5.13%, 6/19/2059	113,000	96,716
5.25%, 5/30/2048	818,000	726,359
6.15%, 2/27/2037	274,000	277,266
6.25%, 11/30/2032	116,000	121,244
		37,141,682
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	241,000	204,913
6.35%, 3/15/2040	113,000	110,218
		315,131
TRANSPORTATION — 3.7%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	225,000	150,836
3.05%, 2/15/2051	256,000	177,876
Security Description	Principal Amount	Value
3.30%, 9/15/2051	$ 237,000	$ 173,591
3.55%, 2/15/2050	165,000	127,017
3.90%, 8/1/2046	219,000	178,630
4.05%, 6/15/2048	252,000	210,869
4.13%, 6/15/2047	256,000	217,746
4.15%, 4/1/2045	271,497	232,100
4.15%, 12/15/2048	278,000	236,703
4.38%, 9/1/2042	119,000	105,589
4.40%, 3/15/2042	173,000	155,896
4.45%, 1/15/2053	278,000	248,215
4.70%, 9/1/2045	194,000	178,437
4.90%, 4/1/2044	302,000	285,849
4.95%, 9/15/2041	192,000	184,295
5.05%, 3/1/2041	157,000	153,304
5.15%, 9/1/2043	174,000	170,463
5.40%, 6/1/2041	108,000	108,827
5.75%, 5/1/2040	282,000	295,153
6.15%, 5/1/2037	165,000	179,690
6.20%, 8/15/2036	112,000	121,577
Canadian National Railway Co.:
2.45%, 5/1/2050	293,000	184,007
3.20%, 8/2/2046	187,000	137,645
3.65%, 2/3/2048	161,000	128,732
4.40%, 8/5/2052	173,000	154,650
4.45%, 1/20/2049	198,000	178,208
6.20%, 6/1/2036	22,000	23,832
6.25%, 8/1/2034	111,000	121,342
6.38%, 11/15/2037	112,000	122,612
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	277,000	208,154
3.10%, 12/2/2051	442,000	301,223
4.80%, 9/15/2035	101,000	94,446
4.80%, 8/1/2045	232,000	211,083
5.95%, 5/15/2037	169,000	174,956
6.13%, 9/15/2115	141,000	141,835
7.13%, 10/15/2031	98,000	108,675
CSX Corp.:
2.50%, 5/15/2051	111,000	67,401
3.35%, 9/15/2049	174,000	125,365
3.80%, 11/1/2046	163,000	128,413
3.80%, 4/15/2050	138,000	107,146
3.95%, 5/1/2050	147,000	117,913
4.10%, 11/15/2032	113,000	105,851
4.10%, 3/15/2044	144,000	120,535
4.25%, 11/1/2066	154,000	121,420
4.30%, 3/1/2048	141,000	120,301
4.40%, 3/1/2043	112,000	96,883
4.50%, 3/15/2049	161,000	140,807
4.50%, 11/15/2052	283,000	247,215
4.50%, 8/1/2054	115,000	97,783
4.65%, 3/1/2068	165,000	139,989
4.75%, 5/30/2042	164,000	149,909
4.75%, 11/15/2048	176,000	159,882
5.50%, 4/15/2041	200,000	200,924
6.00%, 10/1/2036	113,000	118,277

See accompanying notes to financial statements.
200

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.15%, 5/1/2037	$ 129,000	$ 137,670
6.22%, 4/30/2040	152,000	164,466
FedEx Corp.:
3.25%, 5/15/2041	171,000	122,681
3.88%, 8/1/2042	247,000	188,288
3.90%, 2/1/2035	111,000	94,380
4.05%, 2/15/2048	271,000	205,852
4.10%, 4/15/2043	173,000	134,952
4.10%, 2/1/2045	162,000	125,302
4.40%, 1/15/2047	263,000	209,059
4.55%, 4/1/2046	270,000	219,788
4.75%, 11/15/2045	407,000	344,741
4.90%, 1/15/2034	116,000	110,213
4.95%, 10/17/2048	186,000	162,624
5.10%, 1/15/2044	212,000	188,741
5.25%, 5/15/2050 (c)	311,000	285,784
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	111,632	90,769
Kansas City Southern:
3.50%, 5/1/2050	168,000	119,913
4.20%, 11/15/2069	105,000	78,244
4.70%, 5/1/2048	182,000	158,318
4.30%, 5/15/2043	163,000	135,515
4.95%, 8/15/2045	143,000	129,135
Norfolk Southern Corp.:
2.90%, 8/25/2051	176,000	114,694
3.05%, 5/15/2050	221,000	148,344
3.16%, 5/15/2055	145,000	96,571
3.40%, 11/1/2049	157,000	112,750
3.70%, 3/15/2053	156,000	117,150
3.94%, 11/1/2047	144,000	116,088
3.95%, 10/1/2042	211,000	173,775
4.05%, 8/15/2052	116,000	93,407
4.10%, 5/15/2049	161,000	130,709
4.10%, 5/15/2121	179,000	124,704
4.15%, 2/28/2048	227,000	188,830
4.45%, 6/15/2045	105,000	89,929
4.55%, 6/1/2053	248,000	216,700
4.65%, 1/15/2046	233,000	206,280
4.84%, 10/1/2041	175,000	160,909
5.10%, 8/1/2118	50,000	42,187
Union Pacific Corp.:
2.89%, 4/6/2036	154,000	122,090
2.95%, 3/10/2052	157,000	106,462
2.97%, 9/16/2062	204,000	130,556
3.20%, 5/20/2041	292,000	229,077
3.25%, 2/5/2050	479,000	350,312
3.35%, 8/15/2046	174,000	126,695
3.38%, 2/1/2035	115,000	97,656
3.38%, 2/14/2042	128,000	101,797
3.50%, 2/14/2053	333,000	251,525
3.55%, 5/20/2061	99,000	72,433
3.60%, 9/15/2037	219,000	185,609
Security Description	Principal Amount	Value
3.75%, 2/5/2070	$ 146,000	$ 106,339
3.80%, 10/1/2051	194,000	155,367
3.80%, 4/6/2071	175,000	129,194
3.84%, 3/20/2060	203,000	157,593
3.85%, 2/14/2072	111,000	82,642
3.88%, 2/1/2055	147,000	116,278
3.95%, 8/15/2059	125,000	98,235
4.00%, 4/15/2047	122,000	100,358
4.05%, 11/15/2045	174,000	143,381
4.05%, 3/1/2046	223,000	184,120
4.10%, 9/15/2067	116,000	91,421
4.30%, 3/1/2049	177,000	151,944
4.50%, 1/20/2033	353,000	345,474
4.50%, 9/10/2048	132,000	116,351
4.95%, 9/9/2052	353,000	341,679
5.15%, 1/20/2063	223,000	216,390
Series MTN, 3.55%, 8/15/2039	124,000	102,300
United Parcel Service, Inc.:
3.40%, 11/15/2046	162,000	124,755
3.40%, 9/1/2049 (c)	171,000	132,056
3.63%, 10/1/2042	245,000	203,769
3.75%, 11/15/2047	264,000	216,617
4.25%, 3/15/2049	233,374	207,306
4.88%, 11/15/2040	174,000	168,743
5.20%, 4/1/2040	195,000	194,817
5.30%, 4/1/2050	299,000	311,705
6.20%, 1/15/2038	291,000	322,320
		20,384,905
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	99,000	59,482
4.90%, 3/15/2033	123,000	114,563
5.20%, 3/15/2044	122,000	105,417
		279,462
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	99,000	70,917
3.45%, 5/1/2050	236,000	174,234
3.75%, 9/1/2047	222,000	172,907
4.00%, 12/1/2046	121,000	94,434
4.15%, 6/1/2049	154,000	127,270
4.20%, 9/1/2048	157,000	131,586
4.30%, 12/1/2042	116,000	100,918
4.30%, 9/1/2045	99,000	84,228
6.59%, 10/15/2037	133,000	146,766
Essential Utilities, Inc.:
3.35%, 4/15/2050	128,000	87,939
4.28%, 5/1/2049	138,000	111,813

See accompanying notes to financial statements.
201

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 5/1/2052	$ 198,000	$ 186,348
		1,489,360
TOTAL CORPORATE BONDS & NOTES (Cost $692,585,960)		543,131,704
	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g) (h)	2,115,251	2,115,675
State Street Navigator Securities Lending Portfolio II (i) (j)	11,871,245	11,871,245
TOTAL SHORT-TERM INVESTMENTS (Cost $13,987,003)		13,986,920
TOTAL INVESTMENTS — 100.7% (Cost $706,572,963)		557,118,624
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(4,035,533)
NET ASSETS — 100.0%		$ 553,083,091
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$543,131,704	$—	$543,131,704
Short-Term Investments	13,986,920	—	—	13,986,920
TOTAL INVESTMENTS	$13,986,920	$543,131,704	$—	$ 557,118,624

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,028	$ 514,977	$38,998,614	$37,398,364	$531	$(83)	2,115,252	$ 2,115,675	$25,694
State Street Navigator Securities Lending Portfolio II	10,873,110	10,873,110	42,353,305	41,355,170	—	—	11,871,245	11,871,245	32,841
Total		$11,388,087	$81,351,919	$78,753,534	$531	$(83)		$13,986,920	$58,535
See accompanying notes to financial statements.
202

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
1.13%, 5/15/2040	$ 144,621,800	$ 90,659,791
1.13%, 8/15/2040	146,409,600	91,185,729
1.25%, 5/15/2050	186,186,400	100,715,206
1.38%, 11/15/2040	178,851,900	116,393,463
1.38%, 8/15/2050	214,700,000	120,097,812
1.63%, 11/15/2050	214,151,500	128,189,749
1.75%, 8/15/2041 (a)	226,045,000	154,946,784
1.88%, 2/15/2041	212,413,700	150,282,693
1.88%, 2/15/2051 (a)	213,440,700	136,368,597
1.88%, 11/15/2051	202,871,600	129,140,453
2.00%, 11/15/2041	176,001,100	125,895,787
2.00%, 2/15/2050	142,672,700	94,721,297
2.00%, 8/15/2051	221,719,900	145,919,409
2.25%, 5/15/2041	202,868,300	152,531,603
2.25%, 8/15/2046	98,457,100	69,996,845
2.25%, 8/15/2049	125,669,000	88,851,910
2.25%, 2/15/2052	202,917,100	141,820,029
2.38%, 2/15/2042	166,377,900	127,123,114
2.38%, 11/15/2049	100,231,400	72,918,344
2.38%, 5/15/2051	214,322,500	154,513,127
2.50%, 2/15/2045	59,048,200	44,599,844
2.50%, 2/15/2046	87,585,100	65,743,566
2.50%, 5/15/2046	70,542,300	52,851,614
2.75%, 8/15/2042	26,684,600	21,493,611
2.75%, 11/15/2042	53,129,600	42,661,409
2.75%, 8/15/2047	96,333,300	75,576,484
2.75%, 11/15/2047	65,496,100	51,383,737
2.88%, 5/15/2043	92,861,300	75,957,641
2.88%, 8/15/2045	58,363,400	47,110,207
2.88%, 11/15/2046	41,457,400	33,340,818
2.88%, 5/15/2049	157,736,600	127,495,536
2.88%, 5/15/2052	195,829,100	157,703,622
3.00%, 5/15/2042	72,349,800	60,886,879
3.00%, 11/15/2044	45,835,400	37,935,955
3.00%, 5/15/2045	29,372,800	24,264,687
3.00%, 11/15/2045	48,866,500	40,314,863
3.00%, 2/15/2047	68,589,700	56,361,443
3.00%, 5/15/2047	46,108,000	37,880,604
3.00%, 2/15/2048	129,393,200	106,587,648
3.00%, 8/15/2048	102,225,400	84,335,955
3.00%, 2/15/2049	114,200,500	94,554,445
3.13%, 11/15/2041	34,596,200	29,904,090
3.13%, 2/15/2042	18,813,200	16,220,506
3.13%, 2/15/2043	42,586,600	36,371,618
3.13%, 8/15/2044	82,444,400	69,781,455
3.13%, 5/15/2048	117,506,100	99,182,493
3.25%, 5/15/2042	157,951,400	138,651,713
3.38%, 8/15/2042	218,704,200	195,569,396
3.38%, 5/15/2044	62,725,100	55,384,303
3.38%, 11/15/2048	134,038,900	118,812,919
3.50%, 2/15/2039	24,537,400	23,080,492
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$ 164,285,600	$ 151,348,109
3.63%, 2/15/2044	57,957,500	53,275,621
3.75%, 8/15/2041	24,196,500	22,998,017
3.75%, 11/15/2043	67,796,500	63,633,371
3.88%, 8/15/2040	34,224,300	33,411,473
4.00%, 11/15/2042 (a)	154,597,900	151,481,786
4.25%, 5/15/2039	36,176,100	37,289,646
4.25%, 11/15/2040	33,012,500	33,760,439
4.38%, 2/15/2038	11,394,100	11,954,903
4.38%, 11/15/2039	34,202,700	35,715,101
4.38%, 5/15/2040	37,475,600	39,021,469
4.38%, 5/15/2041	28,053,200	29,100,812
4.50%, 2/15/2036 (a)	25,116,600	26,811,971
4.50%, 5/15/2038	21,289,100	22,639,627
4.50%, 8/15/2039	20,024,700	21,244,955
4.63%, 2/15/2040	22,135,700	23,809,712
4.75%, 2/15/2037	10,285,900	11,245,382
4.75%, 2/15/2041	38,500,300	41,923,217
5.00%, 5/15/2037	23,277,300	26,012,383
3.00%, 8/15/2052 (a)	233,365,700	193,474,751
4.00%, 11/15/2052	187,518,800	188,544,293
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,618,432,504)		5,732,968,333
	Shares
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b) (c)	500,661	500,661
State Street Navigator Securities Lending Portfolio II (d) (e)	369,710,205	369,710,205
TOTAL SHORT-TERM INVESTMENTS (Cost $370,210,866)		370,210,866
TOTAL INVESTMENTS — 105.6% (Cost $7,988,643,370)		6,103,179,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(321,351,165)
NET ASSETS — 100.0%		$ 5,781,828,034
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
203

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$5,732,968,333	$—	$5,732,968,333
Short-Term Investments	370,210,866	—	—	370,210,866
TOTAL INVESTMENTS	$370,210,866	$5,732,968,333	$—	$6,103,179,199

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,609,311	$ 3,609,311	$ 152,685,720	$ 155,794,370	$—	$—	500,661	$ 500,661	$174,991
State Street Navigator Securities Lending Portfolio II	575,268,836	575,268,836	2,278,322,319	2,483,880,950	—	—	369,710,205	369,710,205	460,670
Total		$578,878,147	$2,431,008,039	$2,639,675,320	$—	$—		$370,210,866	$635,661
See accompanying notes to financial statements.
204

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$ 3,827,000	$ 3,747,399
WPP Finance 2010 3.75%, 9/19/2024	8,920,000	8,639,555
		12,386,954
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.43%, 2/4/2024	28,089,000	26,869,656
2.85%, 10/30/2024	1,274,000	1,219,333
4.88%, 5/1/2025	22,665,000	22,482,093
General Dynamics Corp.:
2.38%, 11/15/2024	4,433,000	4,232,141
3.25%, 4/1/2025	8,140,000	7,892,300
3.50%, 5/15/2025	3,646,000	3,551,751
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	4,429,000	4,304,678
3.95%, 5/28/2024	522,000	512,813
Lockheed Martin Corp. 4.95%, 10/15/2025	6,327,000	6,373,693
Northrop Grumman Corp. 2.93%, 1/15/2025	15,436,000	14,814,083
Raytheon Technologies Corp. 3.95%, 8/16/2025	15,669,000	15,315,821
Teledyne Technologies, Inc. 0.95%, 4/1/2024	7,360,000	6,970,509
		114,538,871
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	7,736,000	7,276,946
3.80%, 2/14/2024	3,221,000	3,164,246
4.00%, 1/31/2024	450,000	445,388
BAT Capital Corp.:
2.79%, 9/6/2024	4,942,000	4,732,410
3.22%, 8/15/2024	17,413,000	16,788,918
Bunge, Ltd. Finance Corp. 1.63%, 8/17/2025	3,813,000	3,475,626
Philip Morris International, Inc.:
1.50%, 5/1/2025	5,160,000	4,773,206
2.88%, 5/1/2024	5,920,000	5,746,722
3.25%, 11/10/2024	10,535,000	10,186,608
3.38%, 8/11/2025	7,494,000	7,196,188
5.00%, 11/17/2025	3,840,000	3,859,622
5.13%, 11/15/2024	3,750,000	3,753,187
Reynolds American, Inc. 4.45%, 6/12/2025 (a)	22,327,000	21,849,202
		93,248,269
Security Description	Principal Amount	Value
AIRLINES — 0.1%
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	$ 278,769	$ 265,167
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	1,729,000	1,673,897
Southwest Airlines Co. 5.25%, 5/4/2025	7,674,000	7,700,092
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	253,433	244,368
		9,883,524
APPAREL — 0.3%
NIKE, Inc. 2.40%, 3/27/2025	5,351,000	5,110,794
PVH Corp. 4.63%, 7/10/2025	7,845,000	7,575,681
Ralph Lauren Corp. 3.75%, 9/15/2025	1,969,000	1,912,883
Tapestry, Inc. 4.25%, 4/1/2025	1,003,000	979,279
VF Corp. 2.40%, 4/23/2025	6,564,000	6,159,920
		21,738,557
AUTO MANUFACTURERS — 3.8%
American Honda Finance Corp.:
1.50%, 1/13/2025	5,921,000	5,542,885
Series GMTN, 3.55%, 1/12/2024	3,590,000	3,540,673
Series MTN, 0.55%, 7/12/2024	3,844,000	3,594,332
Series MTN, 0.75%, 8/9/2024 (a)	10,275,000	9,611,030
Series MTN, 1.00%, 9/10/2025 (a)	7,952,000	7,187,018
Series MTN, 1.20%, 7/8/2025	2,016,000	1,843,914
Series MTN, 2.15%, 9/10/2024	5,151,000	4,916,423
Series MTN, 2.40%, 6/27/2024	3,766,000	3,629,596
Series MTN, 2.90%, 2/16/2024	4,405,000	4,301,086
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	4,304,000	4,059,016
General Motors Co. 6.13%, 10/1/2025	18,900,000	19,267,794
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	5,817,000	5,524,347
1.20%, 10/15/2024	6,591,000	6,105,375

See accompanying notes to financial statements.
205

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/20/2025	$ 7,655,000	$ 7,168,754
2.90%, 2/26/2025	9,245,000	8,774,430
3.50%, 11/7/2024	5,074,000	4,893,924
3.80%, 4/7/2025	14,528,000	14,033,467
3.95%, 4/13/2024	1,000,000	980,310
4.00%, 1/15/2025	10,265,000	9,966,083
4.30%, 7/13/2025	8,248,000	8,001,715
4.35%, 4/9/2025	7,604,000	7,405,764
6.05%, 10/10/2025	9,380,000	9,544,338
Honda Motor Co., Ltd. 2.27%, 3/10/2025	4,394,000	4,160,767
Magna International, Inc.:
3.63%, 6/15/2024	180,000	175,999
4.15%, 10/1/2025	5,125,000	5,000,155
PACCAR Financial Corp.:
2.85%, 4/7/2025	4,504,000	4,318,435
3.15%, 6/13/2024	3,468,000	3,384,941
3.55%, 8/11/2025	4,041,000	3,933,711
4.95%, 10/3/2025	2,590,000	2,603,701
Series DM#N, 0.50%, 8/9/2024	3,898,000	3,630,402
Series MTN, 0.35%, 2/2/2024	3,895,000	3,706,599
Series MTN, 0.90%, 11/8/2024	3,661,000	3,416,189
Series MTN, 1.80%, 2/6/2025	650,000	611,312
Series MTN, 2.15%, 8/15/2024	5,000	4,767
Toyota Motor Corp.:
0.68%, 3/25/2024	14,502,000	13,763,703
2.36%, 7/2/2024	3,532,000	3,400,539
Toyota Motor Credit Corp.:
0.63%, 9/13/2024 (a)	3,510,000	3,267,459
1.45%, 1/13/2025	5,255,000	4,922,201
2.50%, 3/22/2024	501,000	486,195
3.35%, 1/8/2024	3,496,000	3,439,714
3.65%, 8/18/2025	8,913,000	8,669,140
3.95%, 6/30/2025	10,465,000	10,264,491
4.40%, 9/20/2024	5,872,000	5,822,617
5.40%, 11/10/2025	5,151,000	5,230,428
Series MTN, 0.45%, 1/11/2024	3,635,000	3,471,825
Series MTN, 0.50%, 6/18/2024	9,439,000	8,856,047
Series MTN, 0.80%, 10/16/2025	6,650,000	5,961,459
Series MTN, 1.80%, 2/13/2025	9,675,000	9,096,822
Series MTN, 2.00%, 10/7/2024	570,000	542,355
Series MTN, 2.90%, 4/17/2024	3,158,000	3,074,850
Series MTN, 3.00%, 4/1/2025	7,200,000	6,919,632
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025 (a)	$ 3,643,000	$ 3,532,690
		285,561,419
AUTO PARTS & EQUIPMENT — 0.0% (b)
BorgWarner, Inc. 3.38%, 3/15/2025	3,615,000	3,460,567
BANKS — 36.9%
Australia & New Zealand Banking Group, Ltd.:
5.09%, 12/8/2025	5,665,000	5,684,601
Series MTN, 3.70%, 11/16/2025 (a)	2,880,000	2,799,130
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	3,570,000	3,193,543
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	12,190,000	12,179,029
Banco Santander SA:
2.71%, 6/27/2024 (a)	17,950,000	17,230,564
2.75%, 5/28/2025	9,940,000	9,306,424
3.50%, 3/24/2025	12,755,000	12,305,769
3.89%, 5/24/2024	9,222,000	9,025,387
5.15%, 8/18/2025 (a)	10,220,000	10,121,377
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	10,965,000	10,459,733
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	10,615,000	10,168,321
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	15,434,000	14,465,980
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	21,660,000	21,143,192
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	15,341,000	14,647,280
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	19,880,000	19,657,145
Series L, 3.95%, 4/21/2025	14,051,000	13,688,203
Series MTN, 3.88%, 8/1/2025 (a)	8,500,000	8,275,345
Series MTN, 4.00%, 4/1/2024	3,926,000	3,876,493
Series MTN, 4.00%, 1/22/2025	15,099,000	14,779,052
Series MTN, 4.20%, 8/26/2024 (a)	8,134,000	8,008,330
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	11,510,000	10,672,187
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	15,842,000	14,966,888
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	17,475,000	17,025,019

See accompanying notes to financial statements.
206

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	$ 14,041,000	$ 13,452,120
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	15,453,000	14,255,238
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	14,766,000	14,151,144
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (a) (c)	17,269,000	15,929,098
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	23,250,000	20,710,170
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	19,180,000	17,276,769
Bank of Montreal:
2.15%, 3/8/2024	4,515,000	4,363,793
3.70%, 6/7/2025	11,709,000	11,362,882
4.25%, 9/14/2024	4,842,000	4,776,149
Series E, 3.30%, 2/5/2024	9,127,000	8,956,781
Series MTN, 0.63%, 7/9/2024	12,986,000	12,133,989
Series MTN, 1.50%, 1/10/2025	9,632,000	8,987,523
Series MTN, 1.85%, 5/1/2025	8,746,000	8,169,376
Series MTN, 2.50%, 6/28/2024	5,635,000	5,424,984
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	6,956,000	6,732,712
3.40%, 5/15/2024	489,000	479,000
5.22%, 11/21/2025	7,125,000	7,119,015
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	6,184,000	6,094,765
Series 0012, 3.65%, 2/4/2024	3,919,000	3,859,901
Series G, 3.00%, 2/24/2025	1,468,000	1,415,284
Series J, 0.85%, 10/25/2024	3,941,000	3,666,588
Series MTN, 0.50%, 4/26/2024	2,781,000	2,624,958
Series MTN, 1.60%, 4/24/2025	7,015,000	6,518,689
Series MTN, 2.10%, 10/24/2024	12,539,000	11,957,567
Series MTN, 3.25%, 9/11/2024	150,000	145,894
Series MTN, 3.95%, 11/18/2025	1,100,000	1,075,382
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (c)	5,665,000	5,528,643
Security Description	Principal Amount	Value
Bank of Nova Scotia:
0.65%, 7/31/2024	$ 6,582,000	$ 6,135,609
0.70%, 4/15/2024	8,642,000	8,163,925
1.30%, 6/11/2025	10,051,000	9,210,234
1.45%, 1/10/2025	10,717,000	9,974,205
2.20%, 2/3/2025	5,693,000	5,362,521
2.44%, 3/11/2024	4,256,000	4,120,617
3.40%, 2/11/2024	5,197,000	5,107,092
3.45%, 4/11/2025	9,392,000	9,050,883
4.50%, 12/16/2025	12,400,000	12,165,268
5.25%, 12/6/2024	3,830,000	3,833,945
BankUnited, Inc. 4.88%, 11/17/2025	4,800,000	4,722,144
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	200,000	196,406
Barclays PLC:
3.65%, 3/16/2025 (a)	15,840,000	15,203,866
4.38%, 9/11/2024 (a)	5,859,000	5,732,680
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	6,402,000	6,094,640
1 year CMT + 3.05%, 7.33%, 11/2/2026 (a) (c)	10,000,000	10,367,900
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	29,155,000	28,267,522
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	7,255,000	6,735,905
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	4,906,000	4,791,837
BPCE SA 4.00%, 4/15/2024	6,559,000	6,447,300
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	1,353,000	1,214,832
1.00%, 10/18/2024	3,743,200	3,489,523
2.25%, 1/28/2025	8,319,400	7,850,435
3.10%, 4/2/2024	3,729,000	3,638,982
3.30%, 4/7/2025	8,847,000	8,490,554
3.95%, 8/4/2025	10,820,000	10,579,255
Citigroup, Inc.:
3.88%, 3/26/2025	5,416,000	5,270,526
4.40%, 6/10/2025	29,270,000	28,730,847
5.50%, 9/13/2025	11,118,000	11,181,150
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	16,016,000	15,527,032
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	5,682,000	5,234,429
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	10,930,000	10,231,901
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	20,635,000	19,798,870
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	14,163,000	13,114,655

See accompanying notes to financial statements.
207

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.37%, 4.14%, 5/24/2025 (c)	$ 7,101,000	$ 6,992,497
SOFR + 1.53%, 3.29%, 3/17/2026 (c)	16,346,000	15,539,652
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	10,275,000	10,303,359
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	11,366,000	11,204,830
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	20,265,000	19,167,448
Citizens Bank NA:
6.06%, 10/24/2025	4,000,000	4,041,800
SOFR + 1.40%, 4.12%, 5/23/2025 (c)	7,250,000	7,099,635
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	4,436,000	4,131,202
Citizens Financial Group, Inc. 4.30%, 12/3/2025	2,600,000	2,525,198
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	4,471,000	4,292,741
Series BKNT, 4.00%, 7/27/2025	1,000,000	968,090
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	3,575,000	3,406,546
1.38%, 1/10/2025 (a)	3,641,000	3,407,357
3.88%, 8/22/2024	9,218,000	9,058,436
4.38%, 8/4/2025	13,588,000	13,258,627
Series MTN, 3.38%, 5/21/2025	4,235,000	4,106,256
Credit Agricole Corporate & Investment Bank SA 0.78%, 6/28/2024	776,000	727,803
Credit Suisse AG:
0.50%, 2/2/2024	4,678,000	4,342,634
2.95%, 4/9/2025	6,568,000	5,925,321
4.75%, 8/9/2024	7,185,000	6,863,471
Series MTN, 3.63%, 9/9/2024	37,710,000	35,195,497
Credit Suisse Group AG 3.75%, 3/26/2025	17,265,000	15,591,331
Deutsche Bank AG:
0.90%, 5/28/2024	8,199,000	7,669,837
3.70%, 5/30/2024 (a)	3,799,000	3,734,569
3.70%, 5/30/2024	6,081,000	5,901,975
4.16%, 5/13/2025	3,960,000	3,877,553
4.50%, 4/1/2025	250,000	237,965
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	10,831,000	10,065,032
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	13,400,000	11,820,274
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	12,507,000	12,076,759
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	8,958,000	8,565,192
Security Description	Principal Amount	Value
SOFR + 3.19%, 6.12%, 7/14/2026 (a) (c)	$ 6,465,000	$ 6,431,705
Discover Bank 2.45%, 9/12/2024	9,943,000	9,447,143
Fifth Third Bancorp:
2.38%, 1/28/2025	4,929,000	4,674,614
3.65%, 1/25/2024	6,483,000	6,387,570
4.30%, 1/16/2024	3,619,000	3,584,475
Fifth Third Bank NA:
5.85%, 10/27/2025	7,775,000	7,847,541
Series BKNT, 3.95%, 7/28/2025	3,760,000	3,699,088
First Horizon Corp. 4.00%, 5/26/2025	250,000	243,025
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	2,640,000	2,491,896
FNB Corp. 5.15%, 8/25/2025	4,790,000	4,735,969
Goldman Sachs Group, Inc.:
3.00%, 3/15/2024	9,305,000	9,073,771
3.50%, 1/23/2025	21,047,000	20,364,656
3.50%, 4/1/2025	27,461,000	26,436,705
3.63%, 2/20/2024	6,295,000	6,188,237
3.75%, 5/22/2025	12,117,000	11,729,862
4.00%, 3/3/2024	16,091,000	15,886,483
4.25%, 10/21/2025	957,000	936,080
5.70%, 11/1/2024	10,330,000	10,447,349
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	18,067,000	17,348,295
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	3,437,000	3,108,423
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	17,251,000	16,509,552
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	22,491,000	21,628,470
Series MTN, 3.85%, 7/8/2024	15,054,000	14,768,576
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	22,250,000	19,643,190
HSBC Holdings PLC:
4.25%, 3/14/2024	10,232,000	10,054,475
4.25%, 8/18/2025	10,580,000	10,186,212
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	26,518,000	25,827,471
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	20,100,000	19,285,950
SOFR + 0.71%, 0.98%, 5/24/2025 (a) (c)	13,797,000	12,763,329
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	15,813,000	14,894,897

See accompanying notes to financial statements.
208

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	$ 5,455,000	$ 5,126,718
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	25,350,000	24,608,005
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	1,535,000	1,386,044
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	11,875,000	10,824,775
SOFR + 3.03%, 7.34%, 11/3/2026 (a) (c)	6,250,000	6,500,312
HSBC USA, Inc. 3.50%, 6/23/2024	3,972,000	3,866,702
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	3,371,000	3,237,138
4.00%, 5/15/2025	2,939,000	2,865,290
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025 (c)	4,321,000	4,232,203
SOFR + 1.22%, 5.70%, 11/18/2025 (c)	4,842,000	4,856,720
ING Groep NV:
3.55%, 4/9/2024	3,293,600	3,222,886
SOFR + 1.64%, 3.87%, 3/28/2026 (c)	8,435,000	8,096,672
Intesa Sanpaolo SpA 5.25%, 1/12/2024	5,487,000	5,437,288
JPMorgan Chase & Co.:
3.13%, 1/23/2025	15,416,000	14,880,448
3.63%, 5/13/2024	9,789,000	9,624,643
3.88%, 2/1/2024	5,998,000	5,928,423
3.88%, 9/10/2024	21,296,000	20,831,534
3.90%, 7/15/2025	13,033,000	12,752,660
7.75%, 7/15/2025	3,435,000	3,679,332
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	16,290,000	15,189,936
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	16,625,000	15,386,770
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	15,680,000	15,239,706
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	7,685,000	7,248,723
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	10,587,000	9,766,402
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	15,437,000	14,398,553
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	16,730,000	15,479,767
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	11,450,000	10,109,548
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	15,696,000	14,763,815
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	13,489,000	13,198,312
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	19,500,000	19,501,170
Security Description	Principal Amount	Value
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	$ 6,703,000	$ 6,309,869
SOFR + 1.32%, 4.08%, 4/26/2026 (c)	14,850,000	14,437,615
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	14,365,000	13,329,714
KeyBank NA:
4.15%, 8/8/2025	9,537,000	9,326,137
Series BKNT, 3.30%, 6/1/2025	1,372,000	1,319,809
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025 (c)	3,982,000	3,896,905
Lloyds Banking Group PLC:
3.90%, 3/12/2024	3,786,400	3,716,314
4.45%, 5/8/2025	7,203,000	7,059,660
4.50%, 11/4/2024	8,919,000	8,710,385
4.58%, 12/10/2025	12,193,000	11,775,634
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	8,035,000	7,465,399
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	5,315,000	5,192,011
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	20,336,000	19,708,228
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	8,465,000	8,047,422
M&T Bank Corp. 4.00%, 7/15/2024	3,750,000	3,675,487
Manufacturers & Traders Trust Co.:
5.40%, 11/21/2025	4,859,000	4,889,709
Series BKNT, 2.90%, 2/6/2025	3,902,000	3,736,867
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	13,062,000	11,862,386
2.19%, 2/25/2025	15,574,000	14,581,313
2.80%, 7/18/2024	7,733,000	7,438,605
3.41%, 3/7/2024	6,949,000	6,795,149
3.78%, 3/2/2025	5,830,000	5,674,164
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	17,133,000	15,751,566
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	1,295,000	1,203,560
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	13,855,000	13,766,744
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	9,172,000	9,072,942
Mizuho Financial Group, Inc.:
1 year CMT + 0.90%, 2.65%, 5/22/2026 (c)	950,000	881,885
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	2,985,000	2,747,245
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	6,319,000	6,021,249

See accompanying notes to financial statements.
209

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	$ 6,271,000	$ 5,920,451
Morgan Stanley:
5.00%, 11/24/2025	7,915,000	7,889,355
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	21,074,000	19,636,121
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	21,950,000	19,263,320
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	13,489,000	12,676,827
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	18,819,000	18,356,053
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	10,850,000	10,673,687
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	11,435,000	10,611,680
Series F, 3.88%, 4/29/2024	19,388,000	19,092,333
Series GMTN, 3.70%, 10/23/2024	19,663,000	19,206,425
Series GMTN, 4.00%, 7/23/2025	14,873,000	14,534,044
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	13,094,000	12,400,411
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	5,127,000	4,712,687
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	18,394,000	16,924,871
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	15,950,000	15,258,408
Series VAR, 6.14%, 10/16/2026	16,000,000	16,362,880
National Australia Bank, Ltd. 5.13%, 11/22/2024	6,735,000	6,752,780
National Bank of Canada:
SOFR + 1.01%, 3.75%, 6/9/2025 (c)	5,124,000	4,985,191
Series FXD, 0.75%, 8/6/2024	3,816,000	3,549,491
Natwest Group PLC:
5.13%, 5/28/2024	2,250,000	2,234,857
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	32,633,000	31,871,346
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	168,000	155,874
NatWest Group PLC 1 year CMT + 2.85%, 7.47%, 11/10/2026 (c)	2,465,000	2,566,755
Northern Trust Corp. 3.95%, 10/30/2025	2,413,000	2,363,244
PNC Bank NA:
2.50%, 8/27/2024	3,954,000	3,793,389
Series BKNT, 2.95%, 2/23/2025	3,642,000	3,496,174
Security Description	Principal Amount	Value
Series BKNT, 3.25%, 6/1/2025	$ 3,783,000	$ 3,645,942
Series BKNT, 3.30%, 10/30/2024	2,226,000	2,166,343
Series BKNT, 3.88%, 4/10/2025	7,246,000	7,038,764
Series BKNT, 4.20%, 11/1/2025	4,370,000	4,261,362
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	3,896,000	3,723,057
3.50%, 1/23/2024	2,636,000	2,595,247
3.90%, 4/29/2024	3,947,000	3,900,386
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	7,687,000	7,781,166
Regions Financial Corp. 2.25%, 5/18/2025 (a)	541,000	505,981
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	6,230,000	5,818,945
3.38%, 4/14/2025	7,905,000	7,654,095
3.97%, 7/26/2024	6,757,000	6,664,497
5.66%, 10/25/2024	9,528,000	9,638,620
Series GMTN, 0.75%, 10/7/2024 (a)	9,900,000	9,207,198
Series GMTN, 1.60%, 1/21/2025	4,964,000	4,642,382
Series GMTN, 2.25%, 11/1/2024	6,828,000	6,510,976
Series GMTN, 2.55%, 7/16/2024	7,028,000	6,782,090
Series MTN, 1.15%, 6/10/2025	9,916,000	9,086,031
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	9,702,000	9,236,304
4.50%, 7/17/2025	9,730,000	9,517,497
SOFR + 1.38%, 4.26%, 6/9/2025 (c)	7,363,000	7,135,631
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	2,345,000	2,324,153
Santander UK Group Holdings PLC:
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	20,177,000	18,884,663
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	4,360,000	4,420,168
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	7,435,000	6,545,179
Santander UK PLC:
2.88%, 6/18/2024	916,000	883,564
4.00%, 3/13/2024	3,355,000	3,314,606
Signature Bank AMBOR3M + 3.89%, 4.00%, 10/15/2030 (c)	250,000	228,015
Sumitomo Mitsui Banking Corp.:
3.95%, 1/10/2024	3,436,000	3,387,724

See accompanying notes to financial statements.
210

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.40%, 7/11/2024	$ 4,312,000	$ 4,186,262
Series GMTN, 3.65%, 7/23/2025	175,000	168,189
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	2,910,000	2,768,778
1.47%, 7/8/2025	14,494,000	13,207,947
2.35%, 1/15/2025	9,485,000	8,973,000
2.45%, 9/27/2024	5,781,000	5,496,286
2.70%, 7/16/2024	13,227,000	12,697,259
SVB Financial Group 3.50%, 1/29/2025	3,589,000	3,444,650
Synchrony Bank 5.40%, 8/22/2025	5,902,000	5,822,323
Synovus Financial Corp. 5.20%, 8/11/2025	6,996,000	6,926,530
Toronto-Dominion Bank:
1.25%, 12/13/2024	3,000,000	2,791,260
2.35%, 3/8/2024	5,641,000	5,470,473
3.77%, 6/6/2025	11,395,000	11,058,847
4.29%, 9/13/2024	5,834,000	5,762,650
Series FXD, 1.45%, 1/10/2025	4,210,000	3,922,415
Series GMTN, 3.25%, 3/11/2024	5,116,000	5,007,541
Series MTN, 0.70%, 9/10/2024	5,069,000	4,717,516
Series MTN, 0.75%, 9/11/2025	11,925,000	10,667,986
Series MTN, 1.15%, 6/12/2025	6,417,000	5,848,518
Series MTN, 2.65%, 6/12/2024	16,443,000	15,923,401
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	9,617,000	8,927,173
Series BKNT, 2.15%, 12/6/2024	7,968,000	7,577,409
Series BKNT, 3.63%, 9/16/2025	11,960,000	11,501,095
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (c)	250,000	233,595
Series BNKT, 3.20%, 4/1/2024	4,415,000	4,313,499
Truist Financial Corp.:
4.00%, 5/1/2025	3,988,000	3,904,212
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	12,302,000	12,101,969
Series MTN, 1.20%, 8/5/2025	3,548,000	3,245,178
Series MTN, 2.50%, 8/1/2024	9,465,000	9,088,482
Series MTN, 2.85%, 10/26/2024	3,738,000	3,605,413
Security Description	Principal Amount	Value
Series MTN, 3.70%, 6/5/2025	$ 3,806,000	$ 3,700,117
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	7,445,000	7,621,223
US Bancorp:
1.45%, 5/12/2025	6,368,000	5,909,249
2.40%, 7/30/2024	5,054,000	4,860,735
3.38%, 2/5/2024	6,611,000	6,497,357
5.73%, 10/21/2026	7,530,000	7,674,199
Series MTN, 3.60%, 9/11/2024	4,597,000	4,503,451
Series MTN, 3.70%, 1/30/2024	4,201,000	4,146,723
Series MTN, 3.95%, 11/17/2025	4,212,000	4,120,094
US Bank NA:
1.95%, 1/9/2023	3,275,000	3,273,395
Series BKNT, 2.05%, 1/21/2025	7,465,000	7,069,504
Series BKNT, 2.80%, 1/27/2025	3,994,000	3,848,738
Wells Fargo & Co.:
4.48%, 1/16/2024	4,254,000	4,226,945
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	17,700,000	17,190,948
SOFR + 1.56%, 4.54%, 8/15/2026 (c)	6,360,000	6,238,270
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	11,425,000	10,633,819
Series MTN, 3.00%, 2/19/2025	18,083,000	17,329,662
Series MTN, 3.30%, 9/9/2024	13,943,000	13,545,206
Series MTN, 3.55%, 9/29/2025	15,111,000	14,535,875
Series MTN, 3.75%, 1/24/2024	25,461,000	25,133,062
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	22,042,000	20,568,933
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	5,518,000	5,166,283
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (a) (c)	16,110,000	15,256,009
Westpac Banking Corp.:
1.02%, 11/18/2024	9,415,000	8,759,528
2.35%, 2/19/2025 (a)	11,980,000	11,361,233
3.74%, 8/26/2025	10,002,000	9,731,546
5.35%, 10/18/2024	7,700,000	7,753,438
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (c)	250,000	229,197
		2,809,277,095

See accompanying notes to financial statements.
211

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.9%
Brown-Forman Corp. 3.50%, 4/15/2025	$ 1,488,000	$ 1,453,047
Coca-Cola Co. 1.75%, 9/6/2024	2,593,000	2,472,451
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	93,000	90,345
Constellation Brands, Inc.:
3.60%, 5/9/2024	3,801,000	3,720,495
4.75%, 11/15/2024	5,130,000	5,096,552
4.75%, 12/1/2025	4,000,000	3,990,040
Diageo Capital PLC:
1.38%, 9/29/2025	13,345,000	12,242,703
2.13%, 10/24/2024	2,159,000	2,048,654
5.20%, 10/24/2025	2,618,000	2,645,515
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	4,998,000	4,746,850
3.40%, 11/15/2025	3,281,000	3,151,729
4.42%, 5/25/2025	3,655,000	3,616,988
PepsiCo, Inc.:
2.25%, 3/19/2025	15,212,000	14,476,500
2.75%, 4/30/2025	6,526,000	6,250,015
3.50%, 7/17/2025	598,000	583,863
3.60%, 3/1/2024	5,422,000	5,357,099
		71,942,846
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025	4,110,000	3,856,742
3.13%, 5/1/2025	4,423,000	4,247,097
3.63%, 5/22/2024	7,784,000	7,640,463
Baxalta, Inc. 4.00%, 6/23/2025	3,792,000	3,693,635
Biogen, Inc. 4.05%, 9/15/2025	15,495,000	15,045,800
Gilead Sciences, Inc.:
3.50%, 2/1/2025	11,412,000	11,055,147
3.70%, 4/1/2024	10,430,000	10,258,844
Illumina, Inc. 5.80%, 12/12/2025	4,165,000	4,197,279
Royalty Pharma PLC 1.20%, 9/2/2025	11,037,000	9,880,984
		69,875,991
BUILDING MATERIALS — 0.3%
Carrier Global Corp. 2.24%, 2/15/2025	8,955,000	8,444,744
Fortune Brands Home & Security, Inc. 4.00%, 6/15/2025	4,964,000	4,826,349
Johnson Controls International PLC 3.63%, 7/2/2024 (c) (d)	1,136,000	1,111,678
Lennox International, Inc. 1.35%, 8/1/2025	3,101,000	2,798,777
Martin Marietta Materials, Inc. 4.25%, 7/2/2024 (a)	3,395,000	3,350,763
Security Description	Principal Amount	Value
Owens Corning 4.20%, 12/1/2024	$ 3,990,000	$ 3,930,549
Vulcan Materials Co. 4.50%, 4/1/2025	917,000	907,197
		25,370,057
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	1,670,000	1,536,283
3.35%, 7/31/2024	611,000	596,941
Celanese US Holdings LLC:
3.50%, 5/8/2024	3,714,000	3,589,210
5.90%, 7/5/2024	2,215,000	2,213,826
6.05%, 3/15/2025	29,400,000	29,316,504
DuPont de Nemours, Inc. 4.49%, 11/15/2025	4,000,000	3,936,200
Eastman Chemical Co. 3.80%, 3/15/2025	5,419,000	5,257,676
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	4,896,000	4,521,505
FMC Corp. 4.10%, 2/1/2024	3,214,000	3,168,458
Linde, Inc.:
2.65%, 2/5/2025	788,000	754,833
4.70%, 12/5/2025	5,073,000	5,079,493
4.80%, 12/5/2024	2,918,000	2,919,021
LYB International Finance III LLC 1.25%, 10/1/2025	6,550,000	5,855,241
LyondellBasell Industries NV 5.75%, 4/15/2024	3,728,000	3,735,717
Nutrien, Ltd.:
3.00%, 4/1/2025	976,000	930,392
5.90%, 11/7/2024	1,538,000	1,557,133
5.95%, 11/7/2025	2,315,000	2,366,161
PPG Industries, Inc. 2.40%, 8/15/2024	2,293,000	2,192,567
Sherwin-Williams Co.:
3.13%, 6/1/2024	3,872,000	3,762,500
3.45%, 8/1/2025	546,000	525,236
4.05%, 8/8/2024	2,345,000	2,314,937
4.25%, 8/8/2025	4,750,000	4,669,155
Westlake Corp. 0.88%, 8/15/2024 (a)	3,028,000	2,812,709
		93,611,698
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	7,357,000	7,130,037
Cintas Corp. No. 2 3.45%, 5/1/2025	4,677,000	4,523,969
Equifax, Inc.:
2.60%, 12/1/2024	3,701,000	3,530,347
2.60%, 12/15/2025	4,500,000	4,191,975

See accompanying notes to financial statements.
212

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Global Payments, Inc.:
1.50%, 11/15/2024	$ 2,413,000	$ 2,245,248
2.65%, 2/15/2025	15,549,000	14,640,938
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	1,120,000	1,071,750
Moody's Corp.:
3.75%, 3/24/2025 (a)	3,767,000	3,666,157
4.88%, 2/15/2024 (a)	3,214,000	3,203,265
PayPal Holdings, Inc.:
1.65%, 6/1/2025	3,568,000	3,308,357
2.40%, 10/1/2024	8,815,000	8,444,506
Quanta Services, Inc. 0.95%, 10/1/2024	3,225,000	2,968,161
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,966,000	3,858,561
Yale University Series 2020, 0.87%, 4/15/2025	3,874,000	3,564,622
		66,347,893
COMPUTERS — 2.8%
Apple, Inc.:
0.55%, 8/20/2025	10,572,000	9,532,032
1.13%, 5/11/2025	18,685,000	17,217,667
1.80%, 9/11/2024	3,662,000	3,487,616
2.50%, 2/9/2025	11,244,000	10,750,726
2.75%, 1/13/2025	9,519,000	9,168,606
2.85%, 5/11/2024	7,538,000	7,341,710
3.00%, 2/9/2024	7,676,000	7,526,548
3.20%, 5/13/2025	14,694,000	14,201,604
3.45%, 5/6/2024 (a)	14,774,000	14,522,103
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	5,298,000	5,199,563
5.85%, 7/15/2025	18,659,000	18,891,678
Genpact Luxembourg SARL 3.38%, 12/1/2024	3,716,000	3,555,432
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	2,675,000	2,554,090
4.90%, 10/15/2025	24,374,000	24,130,991
HP, Inc. 2.20%, 6/17/2025	10,790,000	10,098,037
International Business Machines Corp.:
3.00%, 5/15/2024	19,815,000	19,289,506
3.63%, 2/12/2024	13,818,000	13,608,657
4.00%, 7/27/2025	8,754,000	8,602,031
7.00%, 10/30/2025	5,301,000	5,617,841
Leidos, Inc. 3.63%, 5/15/2025	500,000	480,540
NetApp, Inc.:
1.88%, 6/22/2025	6,710,000	6,183,735
3.30%, 9/29/2024	2,242,000	2,170,503
		214,131,216
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.4%
Estee Lauder Cos., Inc. 2.00%, 12/1/2024	$ 2,771,000	$ 2,627,878
GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/2025	12,064,000	11,489,271
GSK Consumer Healthcare Capital US LLC 3.02%, 3/24/2024	3,559,000	3,452,977
Procter & Gamble Co. 0.55%, 10/29/2025	211,000	189,324
Unilever Capital Corp.:
0.63%, 8/12/2024	4,037,000	3,779,076
2.60%, 5/5/2024	4,365,000	4,235,185
3.10%, 7/30/2025	670,000	644,520
3.25%, 3/7/2024 (a)	3,731,000	3,664,140
3.38%, 3/22/2025	684,000	665,806
		30,748,177
DISTRIBUTION & WHOLESALE — 0.0% (b)
WW Grainger, Inc. 1.85%, 2/15/2025	3,335,000	3,130,431
DIVERSIFIED FINANCIAL SERVICES — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	8,039,000	7,605,859
3.15%, 2/15/2024	6,007,000	5,826,069
3.50%, 1/15/2025	6,274,000	5,990,729
4.45%, 10/1/2025	3,551,000	3,418,264
6.50%, 7/15/2025	12,638,000	12,838,439
Series 3NC1, 1.75%, 10/29/2024	11,626,000	10,721,148
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,087,000	2,061,998
Air Lease Corp.:
0.80%, 8/18/2024	4,906,000	4,522,792
3.38%, 7/1/2025	9,057,000	8,541,476
4.25%, 9/15/2024 (a)	3,805,000	3,725,894
Series MTN, 0.70%, 2/15/2024	4,025,000	3,803,987
Series MTN, 2.30%, 2/1/2025	5,155,000	4,806,006
Series MTN, 4.25%, 2/1/2024	3,861,000	3,794,089
Aircastle, Ltd. 4.13%, 5/1/2024	505,000	488,113
Ally Financial, Inc.:
3.88%, 5/21/2024	7,233,000	7,050,150
4.63%, 3/30/2025	7,179,000	7,008,283
5.13%, 9/30/2024	1,000,000	991,520
5.80%, 5/1/2025	7,205,000	7,176,540
American Express Co.:
2.25%, 3/4/2025	9,382,000	8,863,363
2.50%, 7/30/2024 (a)	9,460,000	9,103,263

See accompanying notes to financial statements.
213

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/30/2024	$ 7,799,000	$ 7,549,588
3.38%, 5/3/2024	6,368,000	6,241,468
3.40%, 2/22/2024	11,066,000	10,868,804
3.63%, 12/5/2024	3,843,000	3,744,120
3.95%, 8/1/2025	19,389,000	19,001,220
4.20%, 11/6/2025	2,550,000	2,520,140
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	3,579,000	3,428,861
3.70%, 10/15/2024	3,940,000	3,840,594
BGC Partners, Inc. 3.75%, 10/1/2024	4,704,000	4,496,930
BlackRock, Inc. 3.50%, 3/18/2024	4,615,000	4,542,775
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	6,471,000	6,321,132
Brookfield Finance, Inc. 4.00%, 4/1/2024	6,026,000	5,921,449
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (c)	3,015,000	2,819,417
Capital One Financial Corp.:
3.20%, 2/5/2025	6,190,000	5,960,475
3.30%, 10/30/2024	8,200,000	7,914,066
3.75%, 4/24/2024	3,944,000	3,870,444
3.90%, 1/29/2024	4,839,000	4,778,029
4.20%, 10/29/2025	14,477,000	13,993,034
4.25%, 4/30/2025	3,520,000	3,454,000
SOFR + 1.29%, 2.64%, 3/3/2026 (a) (c)	6,880,000	6,450,688
SOFR + 1.37%, 4.17%, 5/9/2025 (c)	9,134,000	8,921,634
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	7,455,000	7,313,131
Charles Schwab Corp:
3.63%, 4/1/2025	2,522,000	2,456,024
3.75%, 4/1/2024	1,169,000	1,151,021
Charles Schwab Corp.:
0.75%, 3/18/2024	6,947,000	6,603,193
3.00%, 3/10/2025	3,723,000	3,578,585
3.55%, 2/1/2024	3,837,000	3,781,133
3.85%, 5/21/2025	4,501,000	4,395,181
4.20%, 3/24/2025	4,882,000	4,828,542
CME Group, Inc. 3.00%, 3/15/2025	4,503,000	4,355,167
Discover Financial Services:
3.75%, 3/4/2025	2,986,000	2,875,637
3.95%, 11/6/2024	1,346,000	1,310,519
Franklin Resources, Inc. 2.85%, 3/30/2025 (a)	3,596,000	3,427,204
Intercontinental Exchange, Inc.:
3.65%, 5/23/2025	5,443,000	5,326,846
3.75%, 12/1/2025	9,400,000	9,152,686
Invesco Finance PLC 4.00%, 1/30/2024	3,791,000	3,760,710
Security Description	Principal Amount	Value
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	$ 7,565,000	$ 7,442,220
Lazard Group LLC 3.75%, 2/13/2025	684,000	660,758
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	3,805,000	3,605,466
3.38%, 4/1/2024	5,013,000	4,921,914
Nomura Holdings, Inc.:
1.85%, 7/16/2025	1,669,000	1,519,291
2.65%, 1/16/2025	15,150,000	14,308,720
5.10%, 7/3/2025	12,105,000	11,982,134
ORIX Corp.:
3.25%, 12/4/2024	3,965,000	3,815,282
4.05%, 1/16/2024	3,855,000	3,799,719
Stifel Financial Corp. 4.25%, 7/18/2024	1,378,000	1,350,895
Synchrony Financial:
4.25%, 8/15/2024	5,978,000	5,842,658
4.38%, 3/19/2024	5,564,000	5,462,624
4.50%, 7/23/2025	9,035,000	8,683,087
4.88%, 6/13/2025	8,487,000	8,279,578
Visa, Inc. 3.15%, 12/14/2025	26,225,000	25,292,963
Western Union Co. 2.85%, 1/10/2025	6,329,000	6,042,170
		432,301,908
ELECTRIC — 4.4%
Ameren Corp. 2.50%, 9/15/2024	3,947,000	3,771,161
Ameren Illinois Co. 3.25%, 3/1/2025	328,000	316,960
American Electric Power Co., Inc. 2.03%, 3/15/2024	4,017,000	3,867,487
Appalachian Power Co. 3.40%, 6/1/2025	702,000	678,336
Arizona Public Service Co. 3.15%, 5/15/2025 (a)	123,000	117,437
Avangrid, Inc.:
3.15%, 12/1/2024	3,418,000	3,276,324
3.20%, 4/15/2025	9,908,000	9,471,453
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	2,954,000	2,950,810
3.50%, 2/1/2025	3,838,000	3,765,001
4.05%, 4/15/2025	7,744,000	7,632,641
Black Hills Corp. 1.04%, 8/23/2024	5,620,000	5,245,483
CenterPoint Energy, Inc. 2.50%, 9/1/2024	5,186,000	4,975,397
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,714,000	1,721,439

See accompanying notes to financial statements.
214

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co. Series A, 0.75%, 12/1/2025	$ 1,700,000	$ 1,522,231
Constellation Energy Generation LLC 3.25%, 6/1/2025	8,042,000	7,701,421
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (d)	8,124,000	7,828,205
3.90%, 10/1/2025	3,910,000	3,811,233
Series A, 3.30%, 3/15/2025	2,721,000	2,612,731
DTE Electric Co.:
3.38%, 3/1/2025	1,014,000	983,702
3.65%, 3/15/2024	2,282,000	2,244,256
DTE Energy Co.:
4.22%, 11/1/2024 (d)	7,909,000	7,782,693
Series C, 2.53%, 10/1/2024 (d)	3,671,000	3,504,153
Series F, 1.05%, 6/1/2025	6,680,000	6,052,280
Duke Energy Corp.:
0.90%, 9/15/2025	6,557,000	5,869,564
3.75%, 4/15/2024 (a)	3,458,000	3,396,966
5.00%, 12/8/2025	3,530,000	3,522,163
Edison International:
3.55%, 11/15/2024	4,211,000	4,066,605
4.70%, 8/15/2025	5,710,000	5,585,807
4.95%, 4/15/2025	4,979,000	4,916,165
Emera US Finance L.P. 0.83%, 6/15/2024	5,098,000	4,770,097
Entergy Arkansas LLC 3.70%, 6/1/2024	1,959,000	1,921,230
Entergy Corp. 0.90%, 9/15/2025	3,117,000	2,777,559
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	256,000	257,608
Entergy Louisiana LLC:
0.95%, 10/1/2024	9,538,000	8,886,459
5.40%, 11/1/2024	1,390,000	1,402,065
Evergy Metro, Inc. 3.65%, 8/15/2025	18,000	17,436
Evergy, Inc. 2.45%, 9/15/2024	8,415,000	7,995,344
Eversource Energy:
4.20%, 6/27/2024	3,302,000	3,263,730
Series H, 3.15%, 1/15/2025	3,123,000	3,006,106
Series L, 2.90%, 10/1/2024	2,576,000	2,484,063
Series Q, 0.80%, 8/15/2025	1,598,000	1,425,608
Exelon Corp. 3.95%, 6/15/2025	9,328,000	9,110,844
Florida Power & Light Co.:
2.85%, 4/1/2025	11,685,503	11,197,049
3.13%, 12/1/2025	2,900,000	2,799,022
3.25%, 6/1/2024	5,320,000	5,197,161
Security Description	Principal Amount	Value
Georgia Power Co. Series A, 2.20%, 9/15/2024	$ 1,174,000	$ 1,118,904
Iberdrola International B.V. 5.81%, 3/15/2025	2,889,000	2,934,675
Interstate Power & Light Co. 3.25%, 12/1/2024	189,000	182,582
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	3,774,000	3,658,855
ITC Holdings Corp. 3.65%, 6/15/2024	861,000	839,561
MidAmerican Energy Co. 3.50%, 10/15/2024	1,906,000	1,861,190
National Rural Utilities Cooperative Finance Corp.:
2.85%, 1/27/2025	2,914,000	2,799,014
2.95%, 2/7/2024	3,246,000	3,172,511
3.45%, 6/15/2025	1,126,000	1,085,678
5.45%, 10/30/2025	4,000,000	4,052,680
Series D, 1.00%, 10/18/2024	3,383,000	3,131,948
Series MTN, 1.88%, 2/7/2025	4,520,000	4,240,890
Series MTN, 3.25%, 11/1/2025	3,602,000	3,431,229
NextEra Energy Capital Holdings, Inc.:
2.94%, 3/21/2024	3,490,000	3,399,260
4.20%, 6/20/2024	3,818,000	3,774,475
4.26%, 9/1/2024	7,227,000	7,139,987
4.45%, 6/20/2025	5,093,000	5,036,417
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	2,298,000	2,224,993
2.95%, 4/1/2025	1,947,000	1,868,575
Pacific Gas & Electric Co.:
3.25%, 2/16/2024	5,865,000	5,720,017
3.40%, 8/15/2024	2,781,000	2,672,485
3.50%, 6/15/2025	628,000	593,655
3.75%, 2/15/2024	5,781,000	5,660,755
4.95%, 6/8/2025	6,665,000	6,564,625
PacifiCorp 3.60%, 4/1/2024	1,000	983
PECO Energy Co. 3.15%, 10/15/2025	25,000	24,014
Pinnacle West Capital Corp. 1.30%, 6/15/2025	2,653,000	2,417,016
Potomac Electric Power Co. 3.60%, 3/15/2024	502,000	493,396
Public Service Electric & Gas Co. Series MTN, 3.00%, 5/15/2025 (a)	168,000	160,978
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	5,292,000	5,116,306

See accompanying notes to financial statements.
215

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Puget Energy, Inc. 3.65%, 5/15/2025	$ 4,658,000	$ 4,445,595
Sempra Energy 3.30%, 4/1/2025	7,460,000	7,161,227
Southern California Edison Co.:
1.10%, 4/1/2024	5,891,000	5,600,809
Series C, 4.20%, 6/1/2025	3,802,000	3,725,808
Series E, 3.70%, 8/1/2025	3,616,000	3,502,277
Series K, 0.98%, 8/1/2024	1,626,000	1,521,334
Southern Co.:
4.48%, 8/1/2024 (c) (d)	3,529,000	3,484,711
5.15%, 10/6/2025	4,092,000	4,121,912
Series 21-A, 0.60%, 2/26/2024	3,986,000	3,775,858
Southern Power Co. 4.15%, 12/1/2025	3,900,000	3,828,240
Southwestern Public Service Co. 3.30%, 6/15/2024	2,998,000	2,930,005
Tampa Electric Co. 3.88%, 7/12/2024	2,957,000	2,897,298
Union Electric Co. 3.50%, 4/15/2024	655,000	642,522
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,909,000	1,877,158
Series A, 3.10%, 5/15/2025	2,691,000	2,584,087
WEC Energy Group, Inc.:
0.80%, 3/15/2024	3,538,000	3,352,503
5.00%, 9/27/2025	3,004,000	3,008,866
Wisconsin Electric Power Co. 2.05%, 12/15/2024	2,467,000	2,333,412
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,310,000	1,323,991
Xcel Energy, Inc. 3.30%, 6/1/2025	4,434,000	4,254,911
		337,451,663
ELECTRONICS — 0.7%
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	3,698,000	3,551,448
Amphenol Corp.:
2.05%, 3/1/2025	1,248,000	1,171,323
3.20%, 4/1/2024	2,639,000	2,579,148
Arrow Electronics, Inc.:
3.25%, 9/8/2024	5,017,000	4,828,612
4.00%, 4/1/2025	5,070,000	4,889,457
Flex, Ltd. 4.75%, 6/15/2025	3,693,000	3,614,893
Honeywell International, Inc.:
1.35%, 6/1/2025	7,916,000	7,323,250
2.30%, 8/15/2024	3,847,000	3,695,851
4.85%, 11/1/2024	7,253,000	7,278,386
Keysight Technologies, Inc. 4.55%, 10/30/2024	3,773,000	3,720,140
Security Description	Principal Amount	Value
TD SYNNEX Corp. 1.25%, 8/9/2024	$ 8,340,000	$ 7,741,438
Trimble, Inc. 4.75%, 12/1/2024	668,000	660,913
Tyco Electronics Group SA 3.45%, 8/1/2024	3,034,000	2,960,152
		54,015,011
ENTERTAINMENT — 0.4%
WarnerMedia Holdings, Inc.:
3.43%, 3/15/2024 (e)	3,401,000	3,300,874
3.43%, 3/15/2024	500,000	485,280
3.64%, 3/15/2025 (e)	28,155,000	26,779,910
3.79%, 3/15/2025 (e)	840,000	803,141
		31,369,205
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	2,368,000	2,112,019
2.50%, 8/15/2024	4,090,000	3,920,429
3.20%, 3/15/2025	3,959,000	3,796,008
Waste Management, Inc.:
0.75%, 11/15/2025	4,963,000	4,443,672
3.13%, 3/1/2025 (a)	765,000	739,311
		15,011,439
FOOD — 0.9%
Campbell Soup Co.:
3.30%, 3/19/2025	1,059,000	1,019,277
3.95%, 3/15/2025	7,002,000	6,840,254
Conagra Brands, Inc.:
4.30%, 5/1/2024	10,935,000	10,780,160
4.60%, 11/1/2025	4,741,000	4,664,101
General Mills, Inc.:
3.65%, 2/15/2024 (a)	2,817,000	2,774,914
4.00%, 4/17/2025	6,263,000	6,119,953
5.24%, 11/18/2025	1,210,000	1,213,739
Hershey Co.:
0.90%, 6/1/2025	497,000	454,442
2.05%, 11/15/2024	2,627,000	2,500,484
3.20%, 8/21/2025	484,000	465,966
Hormel Foods Corp. 0.65%, 6/3/2024	3,782,000	3,566,388
J M Smucker Co. 3.50%, 3/15/2025	7,531,000	7,288,351
McCormick & Co., Inc. 3.15%, 8/15/2024	3,777,000	3,653,417
Mondelez International, Inc.:
1.50%, 5/4/2025	3,935,000	3,647,273
2.13%, 3/17/2024	4,070,000	3,925,311
Sysco Corp. 3.75%, 10/1/2025	6,892,000	6,667,527
Tyson Foods, Inc. 3.95%, 8/15/2024	5,558,000	5,468,294
		71,049,851

See accompanying notes to financial statements.
216

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.0% (b)
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	$ 70,000	$ 68,946
GAS — 0.3%
Eastern Energy Gas Holdings LLC:
3.60%, 12/15/2024	1,246,000	1,208,084
Series A, 2.50%, 11/15/2024	3,914,000	3,731,999
National Fuel Gas Co. 5.20%, 7/15/2025	783,000	778,224
NiSource, Inc. 0.95%, 8/15/2025	7,520,000	6,782,965
ONE Gas, Inc.:
1.10%, 3/11/2024	3,627,000	3,478,474
3.61%, 2/1/2024	2,919,000	2,859,131
Southern California Gas Co.:
3.15%, 9/15/2024	4,696,000	4,570,429
3.20%, 6/15/2025	1,024,000	988,078
		24,397,384
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	5,034,000	4,764,580
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
2.95%, 3/15/2025	6,116,000	5,907,750
3.88%, 9/15/2025	1,825,000	1,790,891
Baxter International, Inc. 1.32%, 11/29/2024	8,168,000	7,604,490
Boston Scientific Corp.:
1.90%, 6/1/2025	3,906,000	3,647,970
3.45%, 3/1/2024	3,673,000	3,601,413
Danaher Corp. 3.35%, 9/15/2025	132,000	127,082
DH Europe Finance II SARL 2.20%, 11/15/2024	6,194,000	5,897,493
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (e)	3,986,000	3,998,795
5.60%, 11/15/2025 (e)	5,731,000	5,765,672
PerkinElmer, Inc. 0.85%, 9/15/2024	7,336,000	6,804,727
Stryker Corp.:
3.38%, 5/15/2024	4,004,000	3,907,704
3.38%, 11/1/2025	4,100,000	3,965,725
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	16,730,000	15,701,272
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	5,489,000	5,108,448
3.55%, 4/1/2025	6,143,000	5,930,145
		79,759,577
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.8%
Aetna, Inc. 3.50%, 11/15/2024	$ 3,702,000	$ 3,599,381
CommonSpirit Health:
1.55%, 10/1/2025	3,458,000	3,112,027
2.76%, 10/1/2024	4,287,000	4,111,104
Elevance Health, Inc.:
2.38%, 1/15/2025	2,929,000	2,780,676
3.35%, 12/1/2024	7,100,000	6,891,615
3.50%, 8/15/2024	3,410,000	3,324,989
5.35%, 10/15/2025	4,655,000	4,708,486
HCA, Inc.:
5.00%, 3/15/2024	16,471,000	16,380,739
5.25%, 4/15/2025	10,540,000	10,476,338
5.38%, 2/1/2025	20,713,000	20,690,630
Humana, Inc.:
3.85%, 10/1/2024	4,542,000	4,452,432
4.50%, 4/1/2025	124,000	122,575
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	1,544,000	1,461,411
3.25%, 9/1/2024	4,354,000	4,219,505
3.60%, 2/1/2025	8,938,000	8,653,414
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,400,000	2,149,800
Quest Diagnostics, Inc.:
3.50%, 3/30/2025	3,445,000	3,322,461
4.25%, 4/1/2024	322,000	318,815
Sutter Health Series 20A, 1.32%, 8/15/2025	476,000	432,636
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	3,500,000	3,303,720
2.38%, 8/15/2024	3,787,000	3,645,518
3.50%, 2/15/2024	3,755,000	3,695,446
3.70%, 12/15/2025	1,450,000	1,416,331
3.75%, 7/15/2025	10,801,000	10,571,587
5.00%, 10/15/2024	4,775,000	4,805,274
5.15%, 10/15/2025	4,510,000	4,564,481
UPMC Series D-1, 3.60%, 4/3/2025	1,024,000	987,740
		134,199,131
HOME BUILDERS — 0.3%
D.R. Horton, Inc.:
2.50%, 10/15/2024	399,000	379,672
2.60%, 10/15/2025	5,081,000	4,726,346
Lennar Corp.:
4.50%, 4/30/2024	7,882,000	7,776,933
4.75%, 5/30/2025	2,985,000	2,957,389
5.88%, 11/15/2024	3,438,000	3,454,640
Toll Brothers Finance Corp. 4.88%, 11/15/2025	3,100,000	3,031,800
		22,326,780

See accompanying notes to financial statements.
217

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	$ 1,985,000	$ 1,930,909
Whirlpool Corp.:
3.70%, 5/1/2025 (a)	3,455,000	3,358,260
4.00%, 3/1/2024	3,703,000	3,647,566
		8,936,735
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co. 3.10%, 8/15/2025	5,585,000	5,405,554
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Avery Dennison Corp. 0.85%, 8/15/2024	3,798,000	3,551,244
INSURANCE — 1.1%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	6,126,000	5,842,060
Allstate Corp. 0.75%, 12/15/2025	6,000,000	5,329,680
American International Group, Inc. 2.50%, 6/30/2025	6,419,000	6,047,276
Aon Global, Ltd.:
3.50%, 6/14/2024	3,727,000	3,639,676
3.88%, 12/15/2025	5,500,000	5,361,785
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	3,869,000	3,851,976
Brown & Brown, Inc. 4.20%, 9/15/2024	481,000	471,996
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	3,860,000	3,726,444
3.35%, 5/15/2024	3,953,000	3,868,169
CNA Financial Corp. 3.95%, 5/15/2024	2,444,000	2,401,939
CNO Financial Group, Inc. 5.25%, 5/30/2025	4,931,000	4,899,984
Corebridge Financial, Inc. 3.50%, 4/4/2025 (e)	7,241,000	6,940,643
First American Financial Corp. 4.60%, 11/15/2024	3,581,000	3,524,850
Kemper Corp. 4.35%, 2/15/2025	2,005,000	1,951,807
Lincoln National Corp. 3.35%, 3/9/2025	2,761,000	2,655,060
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	3,953,000	3,870,738
3.50%, 3/10/2025	3,711,000	3,602,861
3.88%, 3/15/2024	4,056,000	3,999,703
MetLife, Inc. 3.60%, 4/10/2024	4,358,000	4,280,297
Old Republic International Corp. 4.88%, 10/1/2024	595,000	590,103
Security Description	Principal Amount	Value
Principal Financial Group, Inc. 3.40%, 5/15/2025	$ 3,603,000	$ 3,485,038
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	250,000	242,003
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	58,000	55,776
Radian Group, Inc. 6.63%, 3/15/2025	250,000	247,388
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	1,255,000	1,215,719
Willis North America, Inc. 3.60%, 5/15/2024	4,274,000	4,159,371
		86,262,342
INTERNET — 1.7%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024	8,806,000	8,512,056
Alphabet, Inc.:
0.45%, 8/15/2025	5,906,000	5,321,601
3.38%, 2/25/2024 (a)	3,875,000	3,879,224
Amazon.com, Inc.:
0.45%, 5/12/2024	4,807,000	4,534,731
0.80%, 6/3/2025	11,901,000	10,877,157
2.73%, 4/13/2024	2,964,000	2,888,803
2.80%, 8/22/2024	8,825,000	8,549,395
3.00%, 4/13/2025	14,295,000	13,809,113
3.80%, 12/5/2024	8,791,000	8,652,454
4.60%, 12/1/2025 (a)	10,130,000	10,117,439
4.70%, 11/29/2024	7,487,000	7,483,706
5.20%, 12/3/2025	11,144,000	11,349,495
Baidu, Inc.:
3.08%, 4/7/2025 (a)	25,000	23,561
4.38%, 5/14/2024 (a)	6,306,000	6,201,951
Booking Holdings, Inc. 3.65%, 3/15/2025	3,758,000	3,660,292
eBay, Inc.:
1.90%, 3/11/2025	6,765,000	6,333,055
3.45%, 8/1/2024	3,455,000	3,363,995
5.90%, 11/22/2025	1,400,000	1,431,668
VeriSign, Inc. 5.25%, 4/1/2025	5,252,000	5,243,072
Weibo Corp. 3.50%, 7/5/2024	8,390,000	8,131,336
		130,364,104
INVESTMENT COMPANY SECURITY — 1.3%
Ares Capital Corp.:
3.25%, 7/15/2025	10,325,000	9,498,174
4.20%, 6/10/2024	5,706,000	5,509,200
4.25%, 3/1/2025	6,693,000	6,355,740
Blackstone Private Credit Fund:
1.75%, 9/15/2024	6,826,000	6,278,077
2.35%, 11/22/2024	6,286,000	5,753,764

See accompanying notes to financial statements.
218

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 1/15/2025	$ 5,620,000	$ 5,173,266
4.70%, 3/24/2025	5,700,000	5,465,046
7.05%, 9/29/2025 (e)	4,885,000	4,840,937
FS KKR Capital Corp.:
1.65%, 10/12/2024	10,331,000	9,276,721
4.13%, 2/1/2025 (a)	6,159,000	5,788,043
4.63%, 7/15/2024	1,888,000	1,827,546
Golub Capital BDC, Inc. 3.38%, 4/15/2024	5,286,000	5,070,437
Main Street Capital Corp. 3.00%, 7/14/2026	3,950,000	3,407,389
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	2,044,000	1,941,044
Owl Rock Capital Corp.:
3.75%, 7/22/2025	4,586,000	4,246,361
4.00%, 3/30/2025	1,738,000	1,633,442
5.25%, 4/15/2024	6,261,000	6,178,480
OWL Rock Core Income Corp. 5.50%, 3/21/2025	6,954,000	6,750,596
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	3,426,000	3,299,135
		98,293,398
IRON/STEEL — 0.2%
Nucor Corp.:
2.00%, 6/1/2025	990,000	922,056
3.95%, 5/23/2025 (a)	3,418,000	3,343,419
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,095,000	1,894,236
Steel Dynamics, Inc.:
2.40%, 6/15/2025	2,877,000	2,695,174
2.80%, 12/15/2024	3,950,000	3,756,055
		12,610,940
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	4,440,000	4,102,782
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,943,000	1,847,715
		5,950,497
LODGING — 0.1%
Hyatt Hotels Corp.:
1.80%, 10/1/2024	284,000	266,102
5.63%, 4/23/2025	3,052,000	3,029,720
Marriott International, Inc.:
3.60%, 4/15/2024	911,000	891,660
3.75%, 3/15/2025	4,980,000	4,814,365
3.75%, 10/1/2025	1,286,000	1,233,416
		10,235,263
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
3.40%, 5/13/2025	$ 13,160,000	$ 12,798,495
3.65%, 8/12/2025	10,792,000	10,527,704
4.90%, 1/17/2025	4,570,000	4,577,358
Series MTN, 0.45%, 5/17/2024	5,089,000	4,791,039
Series MTN, 0.60%, 9/13/2024	4,126,000	3,847,041
Series MTN, 0.80%, 11/13/2025	8,215,000	7,381,999
Series MTN, 2.15%, 11/8/2024	5,324,000	5,076,328
Series MTN, 2.85%, 5/17/2024	3,881,000	3,772,526
Series MTN, 3.25%, 12/1/2024	3,986,000	3,872,718
Series MTN, 3.30%, 6/9/2024	3,686,000	3,602,475
Caterpillar, Inc. 3.40%, 5/15/2024	4,697,000	4,605,737
		64,853,420
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
3.95%, 5/23/2025	5,143,000	4,985,470
4.20%, 1/15/2024	3,160,000	3,116,424
5.45%, 10/14/2025	3,343,000	3,365,030
Deere & Co. 2.75%, 4/15/2025	3,974,000	3,817,782
Dover Corp. 3.15%, 11/15/2025	2,366,000	2,252,645
John Deere Capital Corp.:
2.13%, 3/7/2025	4,108,000	3,886,373
3.40%, 6/6/2025	7,600,000	7,381,728
4.05%, 9/8/2025	6,926,000	6,822,318
4.55%, 10/11/2024	3,195,000	3,185,767
Series MTN, 0.45%, 1/17/2024	3,912,000	3,742,493
Series MTN, 0.45%, 6/7/2024	3,426,000	3,219,104
Series MTN, 0.63%, 9/10/2024	3,454,000	3,223,998
Series MTN, 0.90%, 1/10/2024	3,670,000	3,528,044
Series MTN, 1.25%, 1/10/2025	5,574,000	5,220,274
Series MTN, 2.05%, 1/9/2025	3,414,000	3,242,754
Series MTN, 2.60%, 3/7/2024	3,472,000	3,382,700
Series MTN, 2.65%, 6/24/2024	3,765,000	3,647,871
Series MTN, 3.40%, 9/11/2025	2,972,000	2,878,144

See accompanying notes to financial statements.
219

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 1/10/2024	$ 3,939,000	$ 3,887,675
Series MTN, 3.45%, 3/13/2025	4,660,000	4,539,306
Otis Worldwide Corp. 2.06%, 4/5/2025	5,998,000	5,616,347
Rockwell Automation, Inc. 2.88%, 3/1/2025	1,984,000	1,906,088
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	5,520,000	5,192,388
4.40%, 3/15/2024	3,814,000	3,751,603
		95,792,326
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/2025	41,565,000	40,762,795
Comcast Corp.:
3.38%, 2/15/2025	6,116,000	5,932,520
3.38%, 8/15/2025	11,857,000	11,437,144
3.70%, 4/15/2024	12,972,000	12,773,528
3.95%, 10/15/2025	3,025,000	2,961,414
5.25%, 11/7/2025	5,163,000	5,233,268
Discovery Communications LLC:
3.45%, 3/15/2025	1,000,000	950,580
3.80%, 3/13/2024	4,852,000	4,739,482
3.90%, 11/15/2024	1,809,000	1,750,678
3.95%, 6/15/2025	5,066,000	4,832,255
Fox Corp. 3.05%, 4/7/2025	7,443,000	7,122,356
Paramount Global 4.75%, 5/15/2025	434,000	427,086
TWDC Enterprises 18 Corp. Series GMTN, 3.15%, 9/17/2025	9,914,000	9,504,750
Walt Disney Co.:
1.75%, 8/30/2024	8,009,000	7,627,692
3.35%, 3/24/2025	10,167,000	9,848,265
3.70%, 9/15/2024	1,130,000	1,106,858
3.70%, 10/15/2025	4,191,000	4,067,449
WarnerMedia Holdings, Inc. 3.53%, 3/15/2024 (e)	425,000	411,821
		131,489,941
METAL FABRICATE & HARDWARE — 0.0% (b)
Timken Co. 3.88%, 9/1/2024	320,000	311,974
MINING — 0.2%
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	3,945,000	3,894,504
Kinross Gold Corp. 5.95%, 3/15/2024	8,033,000	8,062,802
Security Description	Principal Amount	Value
Southern Copper Corp. 3.88%, 4/23/2025	$ 250,000	$ 242,758
		12,200,064
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025	6,473,000	6,129,284
2.65%, 4/15/2025	4,286,000	4,094,459
Series MTN, 3.00%, 8/7/2025	3,650,000	3,500,094
Series MTN, 3.25%, 2/14/2024	3,675,000	3,606,571
Carlisle Cos., Inc. 3.50%, 12/1/2024	846,000	817,837
Illinois Tool Works, Inc. 3.50%, 3/1/2024	3,758,000	3,698,210
Parker-Hannifin Corp.:
2.70%, 6/14/2024	5,425,000	5,227,204
3.65%, 6/15/2024	6,956,000	6,805,542
Series MTN, 3.30%, 11/21/2024	1,841,000	1,780,634
Textron, Inc. 4.30%, 3/1/2024	2,875,000	2,838,689
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	4,170,000	4,058,035
		42,556,559
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	2,185,000	2,125,022
5.50%, 12/1/2024	1,975,000	1,967,890
		4,092,912
OIL & GAS — 2.6%
BP Capital Markets America, Inc. 3.80%, 9/21/2025	6,888,000	6,763,878
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	598,000	556,541
3.90%, 2/1/2025	4,789,000	4,658,117
Chevron Corp.:
1.14%, 5/11/2023	5,179,000	5,114,262
1.55%, 5/11/2025	17,804,000	16,566,444
2.90%, 3/3/2024	2,623,000	2,564,297
3.33%, 11/17/2025 (a)	4,355,000	4,212,592
Chevron USA, Inc.:
0.69%, 8/12/2025	5,240,000	4,740,838
3.90%, 11/15/2024	3,821,000	3,756,578
ConocoPhillips Co.:
2.13%, 3/8/2024	3,662,000	3,547,086
2.40%, 3/7/2025	7,977,000	7,583,814
3.35%, 11/15/2024	17,000	16,543
Continental Resources, Inc. 3.80%, 6/1/2024	10,064,000	9,785,428

See accompanying notes to financial statements.
220

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Devon Energy Corp.:
5.25%, 9/15/2024	$ 3,909,000	$ 3,909,039
5.85%, 12/15/2025	1,750,000	1,783,478
EOG Resources, Inc. 3.15%, 4/1/2025	5,402,000	5,212,444
EQT Corp.:
5.68%, 10/1/2025	1,985,000	1,981,407
6.13%, 2/1/2025	79,000	79,212
Exxon Mobil Corp.:
2.02%, 8/16/2024	3,753,000	3,595,599
2.71%, 3/6/2025	14,249,000	13,633,443
2.99%, 3/19/2025	20,832,200	20,081,616
3.18%, 3/15/2024	3,968,000	3,891,933
Hess Corp. 3.50%, 7/15/2024	954,000	925,971
Marathon Petroleum Corp.:
3.63%, 9/15/2024	3,512,000	3,419,529
4.70%, 5/1/2025	12,568,000	12,384,130
Phillips 66:
0.90%, 2/15/2024	3,633,000	3,476,817
3.85%, 4/9/2025	3,003,000	2,926,604
Phillips 66 Co. 3.61%, 2/15/2025 (e)	3,974,000	3,847,031
Shell International Finance B.V.:
2.00%, 11/7/2024	6,424,000	6,108,710
3.25%, 5/11/2025	18,151,000	17,592,494
TotalEnergies Capital International SA:
2.43%, 1/10/2025	11,097,000	10,600,631
3.70%, 1/15/2024	3,879,000	3,827,293
3.75%, 4/10/2024	4,955,000	4,891,972
		194,035,771
OIL & GAS SERVICES — 0.1%
Halliburton Co. 3.80%, 11/15/2025	3,100,000	3,014,812
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	5,377,000	4,927,859
		7,942,671
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	6,128,000	5,962,544
Berry Global, Inc. 0.95%, 2/15/2024	8,460,000	8,040,807
Packaging Corp. of America 3.65%, 9/15/2024	3,759,000	3,656,267
Sonoco Products Co. 1.80%, 2/1/2025	4,333,000	4,029,430
WRKCo, Inc.:
3.00%, 9/15/2024	4,025,000	3,846,813
3.75%, 3/15/2025	5,287,000	5,115,225
		30,651,086
Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
2.60%, 11/21/2024	$ 26,695,000	$ 25,558,327
3.60%, 5/14/2025	11,767,000	11,405,753
3.80%, 3/15/2025	40,094,000	39,084,433
AmerisourceBergen Corp.:
3.25%, 3/1/2025	4,475,000	4,312,513
3.40%, 5/15/2024	3,535,000	3,451,433
Astrazeneca Finance LLC 0.70%, 5/28/2024	9,565,000	9,022,473
AstraZeneca PLC 3.38%, 11/16/2025	12,983,000	12,548,069
Becton Dickinson & Co.:
3.36%, 6/6/2024	5,783,000	5,641,663
3.73%, 12/15/2024	3,927,000	3,828,668
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	8,064,000	7,257,116
2.90%, 7/26/2024	18,643,000	18,114,844
3.63%, 5/15/2024	24,000	23,652
Cardinal Health, Inc.:
3.08%, 6/15/2024	12,766,000	12,395,914
3.50%, 11/15/2024	248,000	240,406
3.75%, 9/15/2025	2,554,000	2,473,574
Cigna Corp.:
0.61%, 3/15/2024 (a)	3,965,000	3,758,820
3.25%, 4/15/2025	6,731,000	6,483,434
3.50%, 6/15/2024	3,878,000	3,787,061
4.13%, 11/15/2025	16,574,000	16,206,886
CVS Health Corp.:
2.63%, 8/15/2024	5,944,000	5,706,834
3.38%, 8/12/2024	3,378,000	3,295,948
3.88%, 7/20/2025	15,833,000	15,458,075
4.10%, 3/25/2025	8,280,000	8,161,265
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025	4,190,000	4,093,462
Johnson & Johnson:
0.55%, 9/1/2025	11,060,000	9,989,171
2.63%, 1/15/2025	3,092,000	2,978,678
McKesson Corp.:
0.90%, 12/3/2025	3,050,000	2,713,219
3.80%, 3/15/2024	699,000	688,068
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	3,600,000	3,525,624
Merck & Co., Inc.:
2.75%, 2/10/2025	16,665,000	15,975,736
2.90%, 3/7/2024	3,834,000	3,747,467
Novartis Capital Corp.:
1.75%, 2/14/2025	4,509,000	4,253,204
3.00%, 11/20/2025 (a)	20,605,000	19,758,340
3.40%, 5/6/2024	10,317,000	10,109,628
Pfizer, Inc.:
0.80%, 5/28/2025	6,861,000	6,277,884
2.95%, 3/15/2024	3,667,000	3,584,016
Viatris, Inc. 1.65%, 6/22/2025	6,020,000	5,453,759

See accompanying notes to financial statements.
221

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wyeth LLC 6.45%, 2/1/2024	$ 3,845,000	$ 3,906,328
Zoetis, Inc.:
4.50%, 11/13/2025	1,000,000	994,970
5.40%, 11/14/2025	3,895,000	3,973,134
		320,239,849
PIPELINES — 3.1%
Boardwalk Pipelines L.P. 4.95%, 12/15/2024	4,705,000	4,652,727
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	9,724,000	9,779,038
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	5,440,000	5,363,622
DCP Midstream Operating L.P. 5.38%, 7/15/2025	4,681,000	4,636,905
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	2,805,000	2,850,946
Enbridge, Inc.:
2.15%, 2/16/2024	2,271,000	2,193,127
2.50%, 1/15/2025	5,297,000	5,011,863
2.50%, 2/14/2025	4,611,000	4,354,997
3.50%, 6/10/2024	3,721,000	3,620,161
Energy Transfer L.P.:
2.90%, 5/15/2025	9,719,000	9,157,339
3.90%, 5/15/2024	7,814,000	7,614,743
4.05%, 3/15/2025	4,886,000	4,734,436
4.25%, 4/1/2024	5,762,000	5,657,765
4.50%, 4/15/2024	7,101,000	7,002,509
4.90%, 2/1/2024	2,560,000	2,528,563
5.88%, 1/15/2024	2,412,000	2,418,127
5.95%, 12/1/2025	1,650,000	1,674,585
Enterprise Products Operating LLC:
3.75%, 2/15/2025	6,786,000	6,598,978
3.90%, 2/15/2024	3,907,000	3,849,098
Kinder Morgan Energy Partners L.P.:
4.15%, 2/1/2024	333,000	328,678
4.25%, 9/1/2024	3,989,000	3,924,618
4.30%, 5/1/2024	3,961,000	3,910,616
Kinder Morgan, Inc.:
4.30%, 6/1/2025	9,620,000	9,443,665
5.63%, 11/15/2023 (e)	3,935,000	3,935,433
MPLX L.P.:
4.00%, 2/15/2025	6,070,000	5,881,951
4.88%, 12/1/2024	9,755,000	9,667,595
4.88%, 6/1/2025	7,392,000	7,306,844
ONEOK Partners L.P. 4.90%, 3/15/2025	7,961,000	7,853,129
ONEOK, Inc. 2.75%, 9/1/2024	3,224,000	3,088,463
Phillips 66 Partners L.P. 3.61%, 2/15/2025	1,000	920
Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	$ 4,128,000	$ 4,120,116
3.60%, 11/1/2024	7,899,000	7,649,234
4.65%, 10/15/2025	9,947,000	9,739,804
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	8,990,000	9,011,306
5.75%, 5/15/2024	15,971,000	15,976,590
Spectra Energy Partners L.P.:
3.50%, 3/15/2025	7,109,000	6,838,787
4.75%, 3/15/2024	3,595,000	3,572,064
TC PipeLines L.P. 4.38%, 3/13/2025	250,000	244,890
TransCanada PipeLines, Ltd. 1.00%, 10/12/2024	9,081,000	8,411,730
Williams Cos., Inc.:
3.90%, 1/15/2025	6,039,000	5,884,764
4.00%, 9/15/2025	6,963,000	6,765,808
4.30%, 3/4/2024	4,417,000	4,359,049
4.55%, 6/24/2024	5,161,000	5,103,816
		236,719,399
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025	754,000	729,646
American Tower Corp.:
1.30%, 9/15/2025	4,446,000	4,013,226
2.40%, 3/15/2025	7,943,000	7,472,377
2.95%, 1/15/2025	4,704,000	4,488,228
3.38%, 5/15/2024	7,559,000	7,357,250
4.00%, 6/1/2025	4,216,000	4,104,782
5.00%, 2/15/2024	1,252,000	1,249,308
AvalonBay Communities, Inc.:
Series GMTN, 3.45%, 6/1/2025	579,000	557,351
Series GMTN, 3.50%, 11/15/2025	906,000	867,432
Boston Properties L.P.:
3.20%, 1/15/2025	3,549,000	3,401,149
3.80%, 2/1/2024	3,910,000	3,842,044
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	6,557,000	6,235,576
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	1,815,000	1,762,002
3.85%, 2/1/2025	4,598,000	4,414,080
Crown Castle, Inc.:
3.20%, 9/1/2024	7,573,000	7,318,471
REIT, 1.35%, 7/15/2025	3,484,000	3,167,653
EPR Properties 4.50%, 4/1/2025	2,281,000	2,162,388
Equinix, Inc.:
1.00%, 9/15/2025	6,500,000	5,808,335

See accompanying notes to financial statements.
222

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 7/15/2025	$ 3,245,000	$ 2,939,289
2.63%, 11/18/2024	9,148,000	8,720,788
ERP Operating L.P. 3.38%, 6/1/2025	1,535,000	1,476,041
Essex Portfolio L.P. 3.88%, 5/1/2024	3,736,000	3,652,463
Federal Realty Investment Trust 3.95%, 1/15/2024	3,963,000	3,911,560
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	1,575,000	1,508,125
5.25%, 6/1/2025	9,040,000	8,900,784
Healthpeak Properties, Inc.:
3.40%, 2/1/2025	3,627,000	3,491,568
4.00%, 6/1/2025	1,685,000	1,639,926
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	5,564,000	5,434,526
Series E, 4.00%, 6/15/2025	2,433,000	2,338,600
Kilroy Realty L.P.:
3.45%, 12/15/2024	2,931,000	2,806,315
4.38%, 10/1/2025	5,479,000	5,313,260
Kimco Realty Corp.:
2.70%, 3/1/2024	2,172,000	2,102,409
3.30%, 2/1/2025	3,994,000	3,828,009
Kite Realty Group Trust 4.00%, 3/15/2025	775,000	737,878
Mid-America Apartments L.P.:
3.75%, 6/15/2024	3,612,000	3,533,150
4.00%, 11/15/2025	2,800,000	2,720,704
National Retail Properties, Inc. 4.00%, 11/15/2025 (a)	514,000	495,208
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	3,690,000	3,587,381
4.95%, 4/1/2024	5,054,000	4,990,471
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	981,000	964,549
Realty Income Corp.:
3.88%, 7/15/2024	2,818,000	2,758,484
3.88%, 4/15/2025	3,791,000	3,706,764
4.60%, 2/6/2024	3,313,000	3,290,737
4.63%, 11/1/2025	5,223,000	5,180,433
Simon Property Group L.P.:
3.38%, 10/1/2024	3,836,000	3,724,641
3.50%, 9/1/2025 (a)	6,910,000	6,627,035
3.75%, 2/1/2024	3,816,000	3,760,172
REIT, 2.00%, 9/13/2024	5,567,000	5,293,382
SITE Centers Corp. 3.63%, 2/1/2025	9,861,000	9,317,659
Ventas Realty L.P.:
2.65%, 1/15/2025	1,811,000	1,714,655
3.50%, 4/15/2024	3,428,000	3,332,599
Security Description	Principal Amount	Value
3.50%, 2/1/2025	$ 5,978,000	$ 5,744,141
3.75%, 5/1/2024	2,734,000	2,674,043
VICI Properties L.P. 4.38%, 5/15/2025	10,130,000	9,865,506
Vornado Realty L.P. 3.50%, 1/15/2025	5,305,000	4,983,888
Welltower, Inc.:
4.00%, 6/1/2025	9,465,000	9,223,075
4.50%, 1/15/2024	3,012,000	2,983,205
REIT, 3.63%, 3/15/2024	3,999,000	3,913,021
WP Carey, Inc.:
4.00%, 2/1/2025	3,844,000	3,748,669
4.60%, 4/1/2024	3,888,000	3,851,336
		239,737,747
RETAIL — 2.1%
AutoNation, Inc.:
3.50%, 11/15/2024	2,810,000	2,693,104
4.50%, 10/1/2025	5,523,000	5,361,618
AutoZone, Inc.:
3.13%, 4/18/2024	3,217,000	3,132,747
3.25%, 4/15/2025	4,772,000	4,584,317
3.63%, 4/15/2025	3,524,000	3,415,144
Costco Wholesale Corp. 2.75%, 5/18/2024	3,805,000	3,704,053
Dollar General Corp.:
4.15%, 11/1/2025	2,500,000	2,439,250
4.25%, 9/20/2024	1,750,000	1,727,250
Dollar Tree, Inc. 4.00%, 5/15/2025	7,969,000	7,782,605
Genuine Parts Co. 1.75%, 2/1/2025	3,803,000	3,554,436
Home Depot, Inc.:
2.70%, 4/15/2025	5,462,000	5,234,016
3.35%, 9/15/2025	9,854,000	9,561,632
3.75%, 2/15/2024	4,351,000	4,307,621
4.00%, 9/15/2025	3,730,000	3,683,151
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,076,000	1,042,741
3.38%, 9/15/2025	7,730,000	7,423,737
4.00%, 4/15/2025	3,259,000	3,194,765
4.40%, 9/8/2025	5,532,000	5,458,259
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	12,329,000	11,925,349
Series MTN, 1.45%, 9/1/2025	3,002,000	2,755,956
Series MTN, 3.25%, 6/10/2024	2,401,000	2,347,842
Ross Stores, Inc. 4.60%, 4/15/2025	3,573,000	3,546,024
Starbucks Corp. 3.80%, 8/15/2025	6,560,000	6,417,254
Target Corp.:
2.25%, 4/15/2025	8,676,000	8,229,967
3.50%, 7/1/2024	6,246,000	6,123,141

See accompanying notes to financial statements.
223

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	$ 4,459,000	$ 4,348,907
Walmart, Inc.:
2.65%, 12/15/2024	3,605,000	3,467,686
2.85%, 7/8/2024	6,619,000	6,427,049
3.30%, 4/22/2024	6,309,000	6,183,577
3.55%, 6/26/2025	5,109,000	5,000,076
3.90%, 9/9/2025	14,151,000	13,943,546
		159,016,820
SEMICONDUCTORS — 1.6%
Analog Devices, Inc. 2.95%, 4/1/2025	3,607,000	3,464,235
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.13%, 1/15/2025	406,000	390,235
Broadcom, Inc.:
3.15%, 11/15/2025	2,150,000	2,038,587
3.63%, 10/15/2024	6,762,000	6,586,053
Intel Corp.:
2.88%, 5/11/2024	5,116,000	4,981,961
3.40%, 3/25/2025	14,602,000	14,216,215
3.70%, 7/29/2025	14,483,000	14,138,015
KLA Corp. 4.65%, 11/1/2024	5,803,000	5,793,019
Lam Research Corp. 3.80%, 3/15/2025	5,971,000	5,842,803
Microchip Technology, Inc.:
0.97%, 2/15/2024	8,084,000	7,685,540
0.98%, 9/1/2024	1,532,000	1,420,823
4.25%, 9/1/2025	12,552,000	12,189,122
NVIDIA Corp. 0.58%, 6/14/2024	5,519,000	5,206,569
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024	6,717,000	6,663,062
NXP B.V./NXP Funding LLC/NXP USA, Inc. 2.70%, 5/1/2025	991,000	931,728
Qorvo, Inc. 1.75%, 12/15/2024 (e)	7,034,000	6,489,850
QUALCOMM, Inc.:
2.90%, 5/20/2024	4,524,000	4,413,433
3.45%, 5/20/2025	8,473,000	8,239,399
Texas Instruments, Inc.:
1.38%, 3/12/2025	4,327,000	4,042,803
4.70%, 11/18/2024	1,988,000	1,984,918
Xilinx, Inc. 2.95%, 6/1/2024	3,743,000	3,638,533
		120,356,903
SHIPBUILDING — 0.0% (b)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	2,476,000	2,385,527
Security Description	Principal Amount	Value
SOFTWARE — 2.5%
Adobe, Inc.:
1.90%, 2/1/2025	$ 1,884,000	$ 1,779,834
3.25%, 2/1/2025	4,703,000	4,569,905
Cadence Design Systems, Inc. 4.38%, 10/15/2024	408,000	404,112
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	3,853,000	3,648,252
4.50%, 7/15/2025	5,265,000	5,167,703
Fiserv, Inc.:
2.75%, 7/1/2024	11,482,000	11,074,619
3.85%, 6/1/2025	8,480,000	8,230,179
Intuit, Inc. 0.95%, 7/15/2025	930,000	846,923
Microsoft Corp.:
2.70%, 2/12/2025	15,149,000	14,571,369
2.88%, 2/6/2024	16,811,000	16,484,026
3.13%, 11/3/2025	18,787,000	18,148,054
Oracle Corp.:
2.50%, 4/1/2025	27,534,000	25,962,084
2.95%, 11/15/2024	16,891,000	16,254,716
2.95%, 5/15/2025	16,827,000	15,978,751
3.40%, 7/8/2024	10,065,000	9,816,998
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,873,000	3,476,598
2.35%, 9/15/2024	3,583,000	3,418,289
3.85%, 12/15/2025	1,350,000	1,308,825
Salesforce, Inc. 0.63%, 7/15/2024	3,997,000	3,754,862
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024	3,683,000	3,594,461
3.55%, 4/14/2025	4,601,000	4,430,901
VMware, Inc.:
1.00%, 8/15/2024	8,978,000	8,351,515
4.50%, 5/15/2025	5,829,000	5,715,276
		186,988,252
TELECOMMUNICATIONS — 1.3%
AT&T, Inc. 0.90%, 3/25/2024	12,261,000	11,651,138
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	3,065,000	2,902,800
Cisco Systems, Inc.:
3.50%, 6/15/2025	1,952,000	1,899,979
3.63%, 3/4/2024	4,810,000	4,740,928
Juniper Networks, Inc. 1.20%, 12/10/2025	1,650,000	1,475,678
Motorola Solutions, Inc. 4.00%, 9/1/2024	69,000	67,741
Rogers Communications, Inc.:
2.95%, 3/15/2025 (e)	5,502,000	5,246,872

See accompanying notes to financial statements.
224

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 12/15/2025	$ 4,500,000	$ 4,306,230
T-Mobile USA, Inc. 3.50%, 4/15/2025	23,204,000	22,338,027
Verizon Communications, Inc.:
0.75%, 3/22/2024	12,531,000	11,895,553
0.85%, 11/20/2025	10,305,000	9,203,911
3.38%, 2/15/2025	5,357,000	5,192,915
3.50%, 11/1/2024	4,566,000	4,432,445
Vodafone Group PLC:
3.75%, 1/16/2024	3,753,000	3,705,900
4.13%, 5/30/2025	7,466,000	7,348,634
		96,408,751
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.00%, 11/19/2024	3,194,000	3,064,324
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	306,000	294,326
3.40%, 9/1/2024	3,706,000	3,621,540
3.65%, 9/1/2025	3,985,000	3,872,543
3.75%, 4/1/2024	3,878,000	3,823,747
7.00%, 12/15/2025	500,000	533,450
Canadian National Railway Co. 2.95%, 11/21/2024	3,909,000	3,761,513
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	7,136,000	6,658,245
2.90%, 2/1/2025	3,380,000	3,234,863
CSX Corp.:
3.35%, 11/1/2025	1,826,000	1,751,317
3.40%, 8/1/2024	908,000	886,807
Norfolk Southern Corp.:
3.65%, 8/1/2025	2,047,000	1,983,952
3.85%, 1/15/2024	2,894,000	2,858,114
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	2,341,000	2,229,030
Series MTN, 3.35%, 9/1/2025	3,758,000	3,566,455
Series MTN, 3.65%, 3/18/2024 (a)	3,118,000	3,054,767
Series MTN, 4.63%, 6/1/2025	3,952,000	3,871,103
Union Pacific Corp.:
3.15%, 3/1/2024	3,929,000	3,848,063
3.25%, 1/15/2025	1,690,000	1,641,024
3.25%, 8/15/2025	3,299,000	3,175,881
3.65%, 2/15/2024	3,133,000	3,087,603
3.75%, 3/15/2024	3,068,000	3,016,550
3.75%, 7/15/2025	1,180,000	1,148,152
United Parcel Service, Inc.:
2.20%, 9/1/2024	2,953,000	2,830,362
2.80%, 11/15/2024 (a)	1,242,000	1,197,648
Security Description	Principal Amount	Value
3.90%, 4/1/2025 (a)	$ 5,656,000	$ 5,572,121
		71,519,176
TRUCKING & LEASING — 0.0% (b)
GATX Corp. 4.35%, 2/15/2024	50,000	49,279
WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	4,614,000	4,471,981
3.85%, 3/1/2024	3,429,000	3,375,062
		7,847,043
TOTAL CORPORATE BONDS & NOTES (Cost $7,782,938,896)		7,521,838,911
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
AUSTRALIA — 0.1%
National Australia Bank, Ltd. 3.50%, 6/9/2025	3,915,000	3,798,372
SWITZERLAND — 0.1%
Credit Suisse AG 3.70%, 2/21/2025	11,116,000	10,239,948
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,983,866)		14,038,320
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (f) (g)	116,494,519	116,494,519
State Street Navigator Securities Lending Portfolio II (h) (i)	190,444,020	190,444,020
TOTAL SHORT-TERM INVESTMENTS (Cost $306,938,539)		306,938,539
TOTAL INVESTMENTS — 103.1% (Cost $8,104,861,301)		7,842,815,770
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(233,692,188)
NET ASSETS — 100.0%		$ 7,609,123,582
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.
225

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 7,521,838,911	$—	$ 7,521,838,911
Foreign Government Obligations	—	14,038,320	—	14,038,320
Short-Term Investments	306,938,539	—	—	306,938,539
TOTAL INVESTMENTS	$306,938,539	$7,535,877,231	$—	$7,842,815,770

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	299,943,060	$299,943,060	$1,083,305,558	$1,266,754,099	$—	$—	116,494,519	$ 116,494,519	$417,706
State Street Navigator Securities Lending Portfolio II	199,472,620	199,472,620	592,332,960	601,361,560	—	—	190,444,020	190,444,020	328,453
Total		$499,415,680	$1,675,638,518	$ 1,868,115,659	$—	$—		$306,938,539	$746,159
See accompanying notes to financial statements.
226

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.88%, 8/15/2025	$ 1,695,400	$ 1,796,064
7.50%, 11/15/2024	2,441,800	2,569,422
7.63%, 2/15/2025	1,849,700	1,964,584
Treasury Notes:
0.13%, 1/15/2024	44,693,000	42,604,999
0.13%, 2/15/2024	41,276,800	39,214,572
0.25%, 3/15/2024	65,891,100	62,478,147
0.25%, 5/15/2024	85,387,900	80,354,684
0.25%, 6/15/2024	26,926,500	25,267,786
0.25%, 5/31/2025	63,750,400	57,858,469
0.25%, 6/30/2025 (a)	50,436,000	45,683,983
0.25%, 7/31/2025	81,624,500	73,640,604
0.25%, 8/31/2025	34,671,100	31,185,029
0.25%, 9/30/2025	37,767,300	33,907,954
0.25%, 10/31/2025	45,780,500	40,944,935
0.38%, 4/15/2024	20,918,500	19,790,045
0.38%, 7/15/2024	28,579,400	26,771,976
0.38%, 8/15/2024	41,485,700	38,753,478
0.38%, 9/15/2024	58,497,000	54,509,607
0.38%, 4/30/2025	20,353,100	18,580,154
0.38%, 11/30/2025	49,253,100	44,073,829
0.38%, 12/31/2025	60,000,000	53,620,313
0.50%, 3/31/2025	22,155,000	20,351,445
0.63%, 10/15/2024	38,621,600	36,062,919
0.75%, 11/15/2024	44,310,300	41,355,703
0.88%, 1/31/2024	70,144,300	67,291,948
1.00%, 12/15/2024	35,289,300	33,020,308
1.13%, 1/15/2025	88,839,300	83,134,151
1.13%, 2/28/2025	16,107,200	15,036,323
1.25%, 8/31/2024	14,493,900	13,719,382
1.38%, 1/31/2025	13,979,900	13,136,737
1.50%, 2/29/2024	35,252,800	33,974,886
1.50%, 9/30/2024	14,029,000	13,321,522
1.50%, 10/31/2024	24,670,100	23,371,065
1.50%, 11/30/2024	66,846,400	63,235,128
1.50%, 2/15/2025	51,220,400	48,207,200
1.75%, 6/30/2024	15,577,100	14,925,417
1.75%, 7/31/2024	50,412,100	48,214,448
1.75%, 12/31/2024	23,635,700	22,435,450
1.75%, 3/15/2025	43,785,700	41,370,645
1.88%, 8/31/2024	35,720,500	34,157,728
2.00%, 4/30/2024 (a)	17,641,000	17,023,565
2.00%, 5/31/2024	22,156,000	21,340,729
2.00%, 6/30/2024	10,993,700	10,570,271
2.00%, 2/15/2025	25,724,600	24,474,545
2.00%, 8/15/2025	49,257,100	46,501,781
2.13%, 2/29/2024	22,453,000	21,791,689
2.13%, 3/31/2024	38,479,400	37,272,409
2.13%, 7/31/2024	34,679,000	33,354,154
2.13%, 9/30/2024	26,062,200	25,005,459
2.13%, 11/30/2024	23,202,600	22,208,332
2.13%, 5/15/2025	45,494,500	43,237,547
Security Description	Principal Amount	Value
2.25%, 1/31/2024	$ 13,401,700	$ 13,049,382
2.25%, 3/31/2024	93,145,900	90,351,523
2.25%, 4/30/2024	36,846,700	35,670,772
2.25%, 10/31/2024	9,362,000	8,990,446
2.25%, 11/15/2024	30,386,600	29,180,632
2.25%, 12/31/2024	24,036,200	23,032,501
2.25%, 11/15/2025	57,456,900	54,386,547
2.38%, 2/29/2024	12,817,500	12,480,540
2.38%, 8/15/2024	73,265,900	70,690,146
2.50%, 1/31/2024	52,971,000	51,719,146
2.50%, 4/30/2024 (a)	94,331,600	91,612,197
2.50%, 5/15/2024	31,696,400	30,751,699
2.50%, 5/31/2024	74,354,600	72,115,248
2.50%, 1/31/2025	22,244,300	21,396,236
2.63%, 3/31/2025	7,759,800	7,476,689
2.63%, 4/15/2025	69,832,400	67,191,862
2.63%, 12/31/2025	20,000,000	19,123,438
2.75%, 2/15/2024	58,298,300	57,018,470
2.75%, 2/28/2025	14,435,000	13,947,819
2.75%, 5/15/2025	66,334,200	63,960,679
2.75%, 6/30/2025	9,046,900	8,714,002
2.75%, 8/31/2025	11,875,100	11,415,868
2.88%, 4/30/2025	13,573,100	13,135,156
2.88%, 5/31/2025	11,870,100	11,474,121
2.88%, 6/15/2025	38,002,900	36,720,302
2.88%, 7/31/2025	11,205,000	10,824,205
2.88%, 11/30/2025	20,518,500	19,747,453
3.00%, 6/30/2024	82,817,300	80,821,274
3.00%, 7/31/2024	86,487,100	84,338,436
3.00%, 9/30/2025	17,160,400	16,586,599
3.00%, 10/31/2025	15,251,700	14,732,189
3.13%, 8/15/2025	81,017,700	78,663,123
3.25%, 8/31/2024	88,399,500	86,555,542
4.25%, 12/31/2024	50,000,000	49,835,103
4.38%, 10/31/2024	97,714,700	97,432,244
3.00%, 7/15/2025	70,148,400	67,945,302
3.50%, 9/15/2025	48,295,200	47,336,842
4.00%, 12/15/2025	40,000,000	39,750,000
4.25%, 9/30/2024 (a)	89,734,300	89,268,102
4.25%, 10/15/2025	70,630,900	70,586,756
4.50%, 11/30/2024 (a)	151,788,300	151,800,159
4.50%, 11/15/2025	146,398,300	147,324,727
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,937,138,418)		3,833,826,997
Shares
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b) (c)	50,528,064	50,528,064

See accompanying notes to financial statements.
227

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	176,175,114	$ 176,175,114
TOTAL SHORT-TERM INVESTMENTS (Cost $226,703,178)		226,703,178
TOTAL INVESTMENTS — 105.3% (Cost $4,163,841,596)		4,060,530,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(204,915,018)
NET ASSETS — 100.0%		$ 3,855,615,157

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,833,826,997	$—	$3,833,826,997
Short-Term Investments	226,703,178	—	—	226,703,178
TOTAL INVESTMENTS	$226,703,178	$3,833,826,997	$—	$4,060,530,175

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,611,995	$ 3,611,995	$ 133,712,686	$ 86,796,617	$—	$—	50,528,064	$ 50,528,064	$ 79,785
State Street Navigator Securities Lending Portfolio II	289,013,151	289,013,151	3,114,497,921	3,227,335,958	—	—	176,175,114	176,175,114	414,922
Total		$292,625,146	$3,248,210,607	$3,314,132,575	$—	$—		$226,703,178	$494,707
See accompanying notes to financial statements.
228

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051	$ 25,758,723	$ 16,622,809
0.13%, 2/15/2052	28,667,778	18,517,792
0.25%, 2/15/2050	23,310,159	15,749,845
0.63%, 7/15/2032	67,055,597	61,427,278
0.63%, 2/15/2043	40,078,728	32,344,384
0.75%, 2/15/2042	40,912,639	34,293,078
0.75%, 2/15/2045	38,824,629	31,417,307
0.88%, 2/15/2047	32,971,031	27,050,100
1.00%, 2/15/2046	37,389,476	31,782,025
1.00%, 2/15/2048	32,353,062	27,170,306
1.00%, 2/15/2049	26,108,143	21,876,572
1.38%, 2/15/2044	37,363,393	34,639,437
1.63%, 10/15/2027	51,789,769	51,726,307
1.75%, 1/15/2028	30,140,312	30,146,875
2.00%, 1/15/2026	46,445,710	46,415,663
2.13%, 2/15/2040	30,171,916	31,947,448
2.13%, 2/15/2041	43,879,113	46,418,188
2.38%, 1/15/2025	67,688,809	67,815,049
2.38%, 1/15/2027	35,143,554	35,839,498
2.50%, 1/15/2029	29,616,238	30,872,507
3.38%, 4/15/2032	12,559,832	14,358,624
3.63%, 4/15/2028	40,811,184	44,527,252
3.88%, 4/15/2029	54,390,837	61,123,848
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	4	4
0.13%, 7/15/2024	67,675,915	65,558,929
0.13%, 10/15/2024	53,004,803	51,090,667
0.13%, 4/15/2025	51,232,323	48,822,435
0.13%, 10/15/2025	51,418,711	48,874,033
0.13%, 4/15/2026	59,005,731	55,465,962
0.13%, 7/15/2026	59,965,632	56,501,511
0.13%, 10/15/2026	57,459,854	53,888,045
0.13%, 4/15/2027	59,880,461	55,793,329
0.13%, 1/15/2030	68,320,785	61,379,019
0.13%, 7/15/2030	62,787,265	56,204,598
0.13%, 1/15/2031	68,383,715	60,670,323
0.13%, 7/15/2031	73,334,044	64,724,102
0.13%, 1/15/2032	74,175,126	64,914,307
Security Description	Principal Amount	Value
0.25%, 1/15/2025	$ 70,323,752	$ 67,487,079
0.25%, 7/15/2029	61,295,765	56,113,793
0.38%, 7/15/2025	76,177,312	73,198,570
0.38%, 1/15/2027	60,551,701	57,082,689
0.38%, 7/15/2027	59,073,837	55,689,662
0.50%, 4/15/2024	54,068,815	52,615,052
0.50%, 1/15/2028	61,385,496	57,752,918
0.63%, 1/15/2024	65,934,088	64,578,325
0.63%, 1/15/2026	79,962,565	76,764,103
0.75%, 7/15/2028	57,908,962	55,167,404
0.88%, 1/15/2029	62,838,090	59,858,602
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,562,475,514)		2,234,277,653
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (a) (b)	1,764,280	1,764,280
State Street Navigator Securities Lending Portfolio II (c) (d)	88,809,477	88,809,477
TOTAL SHORT-TERM INVESTMENTS (Cost $90,573,757)		90,573,757
TOTAL INVESTMENTS — 103.7% (Cost $2,653,049,271)		2,324,851,410
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(82,786,474)
NET ASSETS — 100.0%		$ 2,242,064,936
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
229

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,234,277,653	$—	$2,234,277,653
Short-Term Investments	90,573,757	—	—	90,573,757
TOTAL INVESTMENTS	$90,573,757	$2,234,277,653	$—	$2,324,851,410

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	874,039	$ 874,039	$ 80,733,567	$ 79,843,326	$—	$—	1,764,280	$ 1,764,280	$ 56,847
State Street Navigator Securities Lending Portfolio II	17,288,079	17,288,079	821,231,299	749,709,901	—	—	88,809,477	88,809,477	132,610
Total		$ 18,162,118	$901,964,866	$829,553,227	$—	$—		$90,573,757	$189,457
See accompanying notes to financial statements.
230

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
5.25%, 11/15/2028	$ 4,582,600	$ 4,851,828
5.25%, 2/15/2029	2,620,700	2,779,785
5.38%, 2/15/2031	2,263,100	2,479,863
5.50%, 8/15/2028 (a)	1,592,300	1,701,895
6.00%, 2/15/2026	2,291,600	2,404,569
6.13%, 11/15/2027	2,745,300	2,991,305
6.13%, 8/15/2029	1,440,500	1,609,534
6.25%, 5/15/2030	3,679,800	4,193,822
6.38%, 8/15/2027	622,100	679,984
6.50%, 11/15/2026	1,046,500	1,131,038
6.63%, 2/15/2027	784,000	855,356
6.75%, 8/15/2026	956,500	1,035,561
Treasury Notes:
0.38%, 1/31/2026	31,988,000	28,461,823
0.38%, 7/31/2027	56,047,100	47,548,083
0.38%, 9/30/2027	25,769,700	21,729,092
0.50%, 2/28/2026	60,475,400	53,898,700
0.50%, 4/30/2027	8,085,300	6,961,570
0.50%, 5/31/2027	28,562,800	24,490,370
0.50%, 6/30/2027	10,128,000	8,663,396
0.50%, 8/31/2027	53,929,700	45,890,804
0.50%, 10/31/2027	63,032,100	53,316,293
0.63%, 7/31/2026	22,169,400	19,585,279
0.63%, 3/31/2027	6,358,600	5,517,079
0.63%, 11/30/2027	15,351,600	13,039,265
0.63%, 12/31/2027	50,172,800	42,513,608
0.63%, 5/15/2030	76,587,300	60,611,668
0.63%, 8/15/2030	111,206,000	87,522,597
0.75%, 3/31/2026	40,172,500	36,017,157
0.75%, 4/30/2026	35,536,000	31,771,405
0.75%, 5/31/2026	42,405,100	37,823,362
0.75%, 8/31/2026	40,998,100	36,299,334
0.75%, 1/31/2028	20,000,300	17,011,193
0.88%, 6/30/2026	25,896,600	23,153,179
0.88%, 9/30/2026	31,862,700	28,293,082
0.88%, 11/15/2030	66,267,900	52,972,903
1.00%, 7/31/2028	43,402,800	36,895,771
1.13%, 10/31/2026	27,102,400	24,237,592
1.13%, 2/28/2027	5,188,200	4,612,634
1.13%, 2/29/2028	18,930,200	16,389,412
1.13%, 8/31/2028	18,182,400	15,530,327
1.13%, 2/15/2031 (a)	61,266,200	49,941,526
1.25%, 11/30/2026	28,159,400	25,264,262
1.25%, 12/31/2026	41,848,200	37,473,755
1.25%, 3/31/2028	30,531,600	26,545,795
1.25%, 4/30/2028	26,881,400	23,328,015
1.25%, 5/31/2028	34,093,800	29,523,100
1.25%, 6/30/2028	47,928,100	41,435,340
1.25%, 9/30/2028	18,778,800	16,130,696
1.25%, 8/15/2031	76,762,900	62,321,879
1.38%, 8/31/2026	6,306,600	5,717,327
1.38%, 10/31/2028	42,146,000	36,393,730
Security Description	Principal Amount	Value
1.38%, 12/31/2028	$ 46,319,900	$ 39,929,201
1.38%, 11/15/2031	84,712,900	68,988,068
1.50%, 8/15/2026	60,785,600	55,419,371
1.50%, 1/31/2027	77,920,300	70,347,421
1.50%, 11/30/2028	55,986,600	48,612,115
1.50%, 2/15/2030	17,811,100	15,172,831
1.63%, 2/15/2026	70,483,200	65,207,973
1.63%, 5/15/2026 (a)	14,973,500	13,782,639
1.63%, 9/30/2026	57,989,700	53,056,045
1.63%, 10/31/2026	5,825,200	5,315,950
1.63%, 11/30/2026	9,101,800	8,298,993
1.63%, 8/15/2029	15,932,500	13,821,444
1.63%, 5/15/2031	59,652,800	50,192,239
1.75%, 12/31/2026	7,720,700	7,067,456
1.75%, 1/31/2029	55,735,800	48,977,834
1.75%, 11/15/2029	24,559,200	21,427,902
1.88%, 6/30/2026	6,400,800	5,936,742
1.88%, 7/31/2026	7,676,500	7,100,163
1.88%, 2/28/2027	61,894,800	56,682,097
1.88%, 2/28/2029	56,570,400	50,095,741
1.88%, 2/15/2032	86,899,800	73,701,893
2.00%, 11/15/2026	16,653,100	15,393,709
2.13%, 5/31/2026	17,641,000	16,502,604
2.25%, 3/31/2026	6,505,500	6,130,417
2.25%, 2/15/2027	20,550,200	19,118,108
2.25%, 8/15/2027	14,198,700	13,132,688
2.25%, 11/15/2027	55,780,700	51,396,686
2.38%, 4/30/2026	14,462,000	13,660,941
2.38%, 5/15/2027	17,472,600	16,285,009
2.38%, 3/31/2029	30,915,600	28,140,442
2.38%, 5/15/2029	54,520,400	49,558,192
2.50%, 2/28/2026 (a)	41,515,200	39,429,710
2.50%, 3/31/2027	70,859,000	66,513,351
2.63%, 1/31/2026	9,745,600	9,313,139
2.63%, 5/31/2027	71,825,300	67,706,568
2.63%, 2/15/2029	18,253,200	16,878,506
2.63%, 7/31/2029	43,117,100	39,714,891
2.75%, 4/30/2027	34,393,300	32,598,400
2.75%, 7/31/2027 (a)	51,733,800	48,953,108
2.75%, 2/15/2028	22,078,300	20,757,052
2.75%, 5/31/2029	24,263,200	22,540,134
2.88%, 5/15/2028	27,699,600	26,143,662
2.88%, 8/15/2028	43,641,400	41,094,515
2.88%, 4/30/2029	30,144,600	28,232,302
2.88%, 5/15/2032	98,920,600	91,192,428
3.13%, 11/15/2028	19,774,400	18,853,654
3.25%, 6/30/2027	54,329,000	52,542,085
3.25%, 6/30/2029	67,687,500	64,768,477
3.63%, 12/31/2029	25,000,000	24,852,071
3.88%, 12/31/2027	5,000,000	4,971,498
3.88%, 9/30/2029	32,484,900	32,251,415
4.00%, 10/31/2029	42,557,200	42,164,876
2.75%, 8/15/2032	76,286,400	69,444,463
3.13%, 8/31/2027	76,892,700	73,967,173
3.13%, 8/31/2029	29,520,200	28,025,740

See accompanying notes to financial statements.
231

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 11/30/2027 (a)	$ 101,689,500	$ 101,141,331
3.88%, 11/30/2029	56,718,000	56,336,926
4.13%, 9/30/2027	64,243,100	64,484,012
4.13%, 10/31/2027	84,890,700	84,466,246
4.13%, 11/15/2032	52,814,400	53,870,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,917,867,901)		3,593,208,278
	Shares
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b) (c)	30,788,771	30,788,771
State Street Navigator Securities Lending Portfolio II (d) (e)	131,144,781	131,144,781
TOTAL SHORT-TERM INVESTMENTS (Cost $161,933,552)		161,933,552
TOTAL INVESTMENTS — 103.9% (Cost $4,079,801,453)		3,755,141,830
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(141,194,467)
NET ASSETS — 100.0%		$ 3,613,947,363

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,593,208,278	$—	$3,593,208,278
Short-Term Investments	161,933,552	—	—	161,933,552
TOTAL INVESTMENTS	$161,933,552	$3,593,208,278	$—	$3,755,141,830

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,055,876	$ 5,055,876	$ 115,616,690	$ 89,883,795	$—	$—	30,788,771	$ 30,788,771	$ 79,570
State Street Navigator Securities Lending Portfolio II	268,611,226	268,611,226	1,712,268,344	1,849,734,789	—	—	131,144,781	131,144,781	164,857
Total		$273,667,102	$1,827,885,034	$1,939,618,584	$—	$—		$161,933,552	$244,427
See accompanying notes to financial statements.
232

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 723,000	$ 547,123
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	228,000	217,590
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	799,000	692,334
7.50%, 6/1/2029 (a) (b)	801,000	582,623
7.75%, 4/15/2028 (a) (b)	782,000	573,933
CMG Media Corp. 8.88%, 12/15/2027 (a)	763,000	574,081
Lamar Media Corp.:
3.63%, 1/15/2031	349,000	288,759
3.75%, 2/15/2028	358,000	321,323
4.00%, 2/15/2030 (b)	358,000	312,659
4.88%, 1/15/2029	312,000	288,344
National CineMedia LLC 5.88%, 4/15/2028 (a)	469,000	106,927
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	296,000	245,526
4.63%, 3/15/2030 (a) (b)	264,000	218,935
5.00%, 8/15/2027 (a)	522,000	471,726
6.25%, 6/15/2025 (a) (b)	301,000	299,537
Stagwell Global LLC 5.63%, 8/15/2029 (a)	727,000	599,332
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	422,000	341,791
		6,682,543
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	547,000	507,709
7.13%, 6/15/2026 (a)	980,000	960,537
7.45%, 5/1/2034 (a)	366,000	372,559
7.50%, 3/15/2025 (a)	579,100	575,069
7.88%, 4/15/2027 (a) (b)	1,290,000	1,255,905
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	250,000	204,473
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	773,000	763,137
5.90%, 2/1/2027	413,000	411,856
5.95%, 2/1/2037	340,000	330,191
6.75%, 1/15/2028 (b)	485,000	491,523
6.88%, 5/1/2025	394,000	404,658
Moog, Inc. 4.25%, 12/15/2027 (a)	253,000	233,726
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	621,000	571,662
5.75%, 10/15/2027 (a)	678,000	644,256
Security Description	Principal Amount	Value
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	$ 226,000	$ 204,724
4.60%, 6/15/2028	497,000	402,530
7.50%, 4/15/2025 (a)	716,000	707,551
9.38%, 11/30/2029 (a)	845,000	890,486
TransDigm UK Holdings PLC 6.88%, 5/15/2026	347,000	340,063
TransDigm, Inc.:
4.63%, 1/15/2029	858,000	753,907
4.88%, 5/1/2029	482,000	420,241
5.50%, 11/15/2027	1,770,000	1,662,119
6.25%, 3/15/2026 (a)	2,914,000	2,879,965
6.38%, 6/15/2026	590,000	574,973
7.50%, 3/15/2027	375,000	371,543
8.00%, 12/15/2025 (a)	691,000	699,983
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	404,000	381,897
7.75%, 8/15/2025 (b)	410,000	349,177
8.88%, 6/1/2024 (a)	310,000	315,685
		18,682,105
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	331,000	322,851
6.00%, 6/15/2030 (a)	430,000	421,434
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	178,000	153,945
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	654,000	567,574
10.50%, 11/1/2026 (a)	485,000	483,143
		1,948,947
AIRLINES — 1.6%
Air Canada 3.88%, 8/15/2026 (a)	790,000	701,828
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	414,000	394,087
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	273,000	232,659
American Airlines, Inc. 11.75%, 7/15/2025 (a)	1,735,000	1,866,582
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	2,339,600	2,249,900
5.75%, 4/20/2029 (a)	2,134,000	1,952,311
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	345,000	327,371
3.75%, 10/28/2029 (b)	461,000	387,802
4.38%, 4/19/2028 (b)	362,000	323,197
7.38%, 1/15/2026 (b)	529,000	542,833
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	825,000	746,452

See accompanying notes to financial statements.
233

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	$ 891,200	$ 891,558
United Airlines Holdings, Inc.:
4.88%, 1/15/2025 (b)	279,000	269,581
5.00%, 2/1/2024 (b)	198,000	195,792
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	1,213,000	1,129,752
4.63%, 4/15/2029 (a)	1,352,000	1,179,904
		13,391,609
APPAREL — 0.4%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	235,000	191,478
4.25%, 3/15/2029 (a) (b)	215,000	183,442
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	662,000	642,292
4.88%, 5/15/2026 (a) (b)	609,000	547,662
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	388,000	312,266
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	303,000	241,330
Under Armour, Inc. 3.25%, 6/15/2026	358,000	319,537
William Carter Co. 5.63%, 3/15/2027 (a)	331,000	318,233
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	436,000	330,144
		3,086,384
AUTO MANUFACTURERS — 3.4%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	642,000	528,212
4.75%, 10/1/2027 (a)	236,000	219,147
5.88%, 6/1/2029 (a)	263,000	246,944
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	722,000	672,435
Ford Holdings LLC 9.30%, 3/1/2030	244,000	275,864
Ford Motor Co.:
3.25%, 2/12/2032	1,653,000	1,243,800
4.35%, 12/8/2026 (b)	953,000	903,091
4.75%, 1/15/2043	1,347,000	974,541
5.29%, 12/8/2046	783,000	602,127
6.10%, 8/19/2032	1,173,000	1,086,738
6.63%, 10/1/2028 (b)	533,000	531,007
7.40%, 11/1/2046 (b)	292,000	286,814
7.45%, 7/16/2031 (b)	642,000	658,499
9.63%, 4/22/2030	299,000	338,647
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	658,000	600,675
2.70%, 8/10/2026	1,032,000	896,189
2.90%, 2/16/2028	475,000	392,492
2.90%, 2/10/2029	528,000	421,508
3.37%, 11/17/2023	278,000	271,798
3.38%, 11/13/2025	1,388,000	1,257,209
Security Description	Principal Amount	Value
3.63%, 6/17/2031	$ 592,000	$ 466,082
3.66%, 9/8/2024	648,000	618,982
3.81%, 1/9/2024	504,000	491,002
3.82%, 11/2/2027	619,000	545,667
4.00%, 11/13/2030	1,074,000	882,098
4.06%, 11/1/2024	1,005,000	968,448
4.13%, 8/17/2027	643,000	574,585
4.27%, 1/9/2027	618,000	560,316
4.38%, 8/6/2023	43,000	42,579
4.54%, 8/1/2026	617,000	569,368
4.69%, 6/9/2025	634,000	605,400
4.95%, 5/28/2027	770,000	719,195
5.11%, 5/3/2029	951,000	862,433
5.13%, 6/16/2025	1,008,000	971,762
5.58%, 3/18/2024	1,097,000	1,084,648
7.35%, 11/4/2027	1,000,000	1,024,700
Series GMTN, 4.39%, 1/8/2026	756,000	707,155
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	1,121,000	1,047,496
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	588,000	448,056
5.50%, 7/15/2029 (a)	319,000	227,128
5.88%, 1/15/2028 (a)	361,000	277,768
7.75%, 10/15/2025 (a)	617,000	573,668
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	404,000	391,852
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	407,000	303,459
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	440,000	334,550
Wabash National Corp. 4.50%, 10/15/2028 (a)	438,000	371,402
		28,077,536
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	512,000	476,493
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	296,000	237,416
6.50%, 4/1/2027 (b)	366,000	331,826
6.88%, 7/1/2028	298,000	265,899
Clarios Global L.P. 6.75%, 5/15/2025 (a)	318,000	319,517
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	578,000	565,579
8.50%, 5/15/2027 (a) (b)	1,126,000	1,101,588
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	250,000	107,447
13.00%, 6/1/2024 (a) (b)	146,000	152,652
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	121,000	119,294

See accompanying notes to financial statements.
234

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dana, Inc.:
4.25%, 9/1/2030	$ 314,000	$ 253,031
4.50%, 2/15/2032	120,000	96,882
5.38%, 11/15/2027	285,000	264,298
5.63%, 6/15/2028 (b)	489,000	444,853
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	352,000	299,939
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	510,000	360,565
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	480,000	439,310
5.00%, 5/31/2026 (b)	584,000	551,950
5.00%, 7/15/2029 (b)	698,000	582,237
5.25%, 4/30/2031 (b)	432,000	362,590
5.25%, 7/15/2031 (b)	446,000	365,002
5.63%, 4/30/2033 (b)	293,000	241,447
9.50%, 5/31/2025	530,000	548,089
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	224,000	189,090
4.75%, 9/15/2026 (a)	386,000	334,550
6.00%, 5/15/2027 (a)	284,000	249,747
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	434,000	297,247
Titan International, Inc. 7.00%, 4/30/2028	366,000	348,102
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	231,000	86,632
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	727,000	691,282
		10,684,554
BANKS — 1.0%
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	541,000	559,924
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	404,000	315,597
7.63%, 5/1/2026 (a)	414,000	348,079
8.13%, 11/15/2024 (a)	243,000	223,324
8.25%, 4/15/2025 (a)	380,000	343,942
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	1,393,000	1,345,053
5.71%, 1/15/2026 (a)	918,000	884,576
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	385,000	283,772
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	744,000	482,462
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	405,000	376,913
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	187,000	182,921
Texas Capital Bancshares, Inc. 5 Year CMT + 3.15%, 4.00%, 5/6/2031 (c)	228,000	199,409
Security Description	Principal Amount	Value
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	$ 1,174,000	$ 954,039
5 Year US ISDA + 3.70%, 5.86%, 6/19/2032 (a) (c)	836,000	735,571
5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	800,000	735,240
		7,970,822
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	514,000	443,911
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	478,000	387,237
		831,148
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	408,000	201,511
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	503,000	435,196
		636,707
BUILDING MATERIALS — 1.2%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	276,000	240,241
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	774,000	630,137
5.00%, 3/1/2030 (a)	436,000	388,677
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	333,000	234,728
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	378,000	282,986
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	346,000	330,710
Griffon Corp. 5.75%, 3/1/2028	706,000	645,623
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	221,000	205,382
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	477,000	398,486
4.88%, 12/15/2027 (a)	357,000	269,221
JELD-WEN, Inc. 6.25%, 5/15/2025 (a) (b)	168,000	160,148
Koppers, Inc. 6.00%, 2/15/2025 (a)	526,000	504,103
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	145,000	125,093
Masonite International Corp.:
3.50%, 2/15/2030 (a)	140,000	113,534
5.38%, 2/1/2028 (a)	361,000	334,373
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	387,000	310,966

See accompanying notes to financial statements.
235

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	$ 439,000	$ 394,560
9.75%, 7/15/2028 (a)	151,000	140,131
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	330,000	276,421
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	739,000	660,843
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	705,000	533,036
4.38%, 7/15/2030 (a)	1,072,000	878,139
4.75%, 1/15/2028 (a)	680,000	611,925
5.00%, 2/15/2027 (a)	730,000	675,199
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	368,000	342,840
6.50%, 3/15/2027 (a)	332,000	327,017
Victors Merger Corp. 6.38%, 5/15/2029 (a)	438,000	242,192
		10,256,711
CHEMICALS — 2.4%
Ashland LLC:
3.38%, 9/1/2031 (a)	253,000	201,317
6.88%, 5/15/2043	116,000	113,045
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	543,000	437,272
7.50%, 9/30/2029 (a)	469,000	297,974
Avient Corp. 7.13%, 8/1/2030 (a) (b)	386,000	379,673
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	427,000	354,346
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	336,000	310,488
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	297,000	249,584
Cheever Escrow Issuer LLC 7.13%, 10/1/2027 (a) (b)	250,000	238,398
Chemours Co.:
4.63%, 11/15/2029 (a)	351,000	287,824
5.38%, 5/15/2027	454,000	418,370
5.75%, 11/15/2028 (a)	411,000	369,045
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	399,000	319,878
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	422,000	379,239
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	325,000	260,757
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	472,000	402,890
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	461,000	394,496
Security Description	Principal Amount	Value
HB Fuller Co.:
4.00%, 2/15/2027	$ 184,000	$ 171,291
4.25%, 10/15/2028	253,000	222,724
Herens Holdco SARL 4.75%, 5/15/2028 (a)	436,000	348,691
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	473,000	398,077
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	653,000	590,645
Ingevity Corp. 3.88%, 11/1/2028 (a)	304,000	262,246
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	180,000	176,479
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	236,000	195,748
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	435,000	352,763
Methanex Corp.:
4.25%, 12/1/2024	149,000	143,481
5.13%, 10/15/2027	422,000	391,768
5.25%, 12/15/2029 (b)	499,000	443,077
5.65%, 12/1/2044	393,000	305,090
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	438,000	396,482
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	510,000	416,558
4.88%, 6/1/2024 (a)	651,000	630,663
5.00%, 5/1/2025 (a)	152,000	143,505
5.25%, 6/1/2027 (a)	720,000	646,805
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	346,000	302,518
Olin Corp.:
5.00%, 2/1/2030 (b)	338,000	308,499
5.13%, 9/15/2027	325,000	308,766
5.63%, 8/1/2029	399,000	378,336
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	521,000	426,887
6.25%, 10/1/2029 (a) (b)	283,000	215,049
Polar US Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	237,000	89,406
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	400,000	367,928
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	3,000	2,985
7.63%, 1/15/2026 (a)	627,371	603,142
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	665,000	572,645
6.63%, 5/1/2029 (a) (b)	430,000	346,769
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	516,000	437,418

See accompanying notes to financial statements.
236

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	$ 500,000	$ 411,340
SPCM SA:
3.13%, 3/15/2027 (a)	172,000	148,838
3.38%, 3/15/2030 (a)	280,000	228,113
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	330,000	213,972
5.38%, 9/1/2025 (a)	418,000	344,223
Tronox, Inc. 4.63%, 3/15/2029 (a)	737,000	612,336
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	329,000	269,859
4.25%, 2/15/2030 (a)	275,000	268,318
Venator Finance SARL/Venator Materials LLC 5.75%, 7/15/2025 (a)	209,000	68,203
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	477,000	362,606
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	325,000	287,914
5.63%, 10/1/2024 (a)	106,000	104,749
5.63%, 8/15/2029 (a) (b)	1,068,000	864,033
		20,195,541
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	198,000	196,489
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	232,000	197,912
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	561,000	554,263
		948,664
COMMERCIAL SERVICES — 4.5%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	608,000	521,196
4.88%, 7/15/2032 (a)	494,000	420,216
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	257,000	235,558
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	554,000	494,949
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	327,000	277,397
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	672,000	491,628
6.63%, 7/15/2026 (a)	1,523,000	1,396,637
9.75%, 7/15/2027 (a)	788,000	691,691
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. 4.63%, 6/1/2028 (a)	$ 1,214,000	$ 1,008,887
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	211,000	191,145
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	308,000	265,357
4.63%, 10/1/2027 (a)	346,000	318,967
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	199,000	168,249
4.75%, 10/15/2029 (a)	176,000	154,160
Aptim Corp. 7.75%, 6/15/2025 (a)	352,000	245,175
APX Group, Inc.:
5.75%, 7/15/2029 (a)	540,000	447,714
6.75%, 2/15/2027 (a)	404,000	389,193
ASGN, Inc. 4.63%, 5/15/2028 (a)	361,000	327,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	234,000	198,324
5.38%, 3/1/2029 (a) (b)	392,000	336,571
5.75%, 7/15/2027 (a) (b)	665,000	604,568
Block, Inc.:
2.75%, 6/1/2026	602,000	538,092
3.50%, 6/1/2031 (b)	722,000	576,286
Brink's Co.:
4.63%, 10/15/2027 (a)	397,000	363,084
5.50%, 7/15/2025 (a)	267,000	262,154
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	300,000	240,270
Cimpress PLC 7.00%, 6/15/2026 (a)	402,000	277,698
CoreCivic, Inc.:
4.75%, 10/15/2027	200,000	174,864
8.25%, 4/15/2026 (b)	547,000	560,363
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	677,000	519,320
CPI CG, Inc. 8.63%, 3/15/2026 (a)	195,000	192,020
Deluxe Corp. 8.00%, 6/1/2029 (a)	416,000	341,178
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	398,000	351,979
6.00%, 6/1/2029 (a)	210,000	171,669
9.50%, 11/1/2027 (a) (b)	617,000	597,447
Gartner, Inc.:
3.63%, 6/15/2029 (a)	406,000	355,896
3.75%, 10/1/2030 (a)	468,000	405,784
4.50%, 7/1/2028 (a)	544,000	507,639
Graham Holdings Co. 5.75%, 6/1/2026 (a)	224,000	219,742
Grand Canyon University:
4.13%, 10/1/2024	329,000	309,000

See accompanying notes to financial statements.
237

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 10/1/2028	$ 386,000	$ 357,220
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	320,000	284,298
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	768,000	716,006
Hertz Corp.:
4.63%, 12/1/2026 (a)	372,000	311,680
5.00%, 12/1/2029 (a)	668,000	506,645
Korn Ferry 4.63%, 12/15/2027 (a)	146,000	133,993
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	217,000	193,254
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	409,000	345,850
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	188,000	190,275
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	835,000	651,659
5.75%, 11/1/2028 (a) (b)	889,000	590,829
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,400,000	1,319,136
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	618,000	544,922
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a) (b)	353,000	270,631
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	420,000	272,651
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	577,000	501,396
5.25%, 4/15/2024 (a)	485,000	476,993
5.75%, 4/15/2026 (a)	847,000	816,161
6.25%, 1/15/2028 (a) (b)	874,000	798,058
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	385,000	309,894
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	256,000	207,388
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	231,000	227,775
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	729,000	698,754
9.25%, 4/15/2025 (a)	561,000	562,346
11.25%, 12/15/2027 (a)	687,000	707,081
Service Corp. International:
3.38%, 8/15/2030	503,000	413,451
4.00%, 5/15/2031	463,000	392,994
4.63%, 12/15/2027	259,000	241,919
5.13%, 6/1/2029	463,000	435,859
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	288,000	271,676
Security Description	Principal Amount	Value
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	$ 309,000	$ 89,938
Sotheby's 7.38%, 10/15/2027 (a)	646,000	610,328
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	264,000	221,396
StoneMor, Inc. 8.50%, 5/15/2029 (a)	304,000	244,282
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	509,000	294,095
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	302,000	250,153
United Rentals North America, Inc.:
3.75%, 1/15/2032	561,000	458,253
3.88%, 11/15/2027	507,000	468,960
3.88%, 2/15/2031	652,000	548,723
4.00%, 7/15/2030	484,000	414,275
4.88%, 1/15/2028	1,117,000	1,058,369
5.25%, 1/15/2030	502,000	471,468
5.50%, 5/15/2027	290,000	286,340
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	744,000	728,793
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	693,000	653,146
WW International, Inc. 4.50%, 4/15/2029 (a)	378,000	188,388
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	461,000	379,735
		37,266,728
COMPUTERS — 1.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	260,000	209,027
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	442,000	394,070
4.00%, 7/1/2029 (a)	246,000	218,017
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a) (b)	1,343,000	1,084,580
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	515,000	420,971
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	476,000	402,691
Diebold Nixdorf, Inc.:
8.50%, 10/15/2026 (a)	209,599	206,307
9.38%, 7/15/2025 (a)	512,000	359,895
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	1,022,000	157,511
KBR, Inc. 4.75%, 9/30/2028 (a)	151,000	132,175
NCR Corp.:
5.00%, 10/1/2028 (a)	464,000	398,131
5.13%, 4/15/2029 (a)	808,000	675,722

See accompanying notes to financial statements.
238

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/1/2030 (a)	$ 278,000	$ 229,178
5.75%, 9/1/2027 (a)	326,000	312,468
6.13%, 9/1/2029 (a) (b)	274,000	256,195
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	108,000	98,535
8.25%, 2/1/2028 (a)	567,000	525,462
Science Applications International Corp. 4.88%, 4/1/2028 (a)	164,000	152,428
Seagate HDD Cayman:
4.09%, 6/1/2029	221,000	182,919
4.13%, 1/15/2031	266,000	207,908
4.75%, 1/1/2025	264,000	256,827
4.88%, 3/1/2024	355,000	348,535
4.88%, 6/1/2027	296,000	276,872
5.75%, 12/1/2034 (b)	445,000	380,818
9.63%, 12/1/2032 (a)	655,485	718,772
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a) (b)	149,000	149,480
Unisys Corp. 6.88%, 11/1/2027 (a)	476,000	365,711
Vericast Corp. 11.00%, 9/15/2026 (a)	952,870	1,013,635
Virtusa Corp. 7.13%, 12/15/2028 (a)	387,000	296,910
Western Digital Corp. 2.85%, 2/1/2029	750,000	580,050
		11,011,800
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	455,000	428,355
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	502,000	460,474
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	422,000	377,876
		1,266,705
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	573,000	546,167
6.50%, 4/15/2026 (a) (b)	336,000	322,812
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a) (b)	386,000	349,214
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	393,000	336,966
5.50%, 6/1/2028 (a)	541,000	506,479
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	533,000	327,848
		2,389,486
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	$ 323,000	$ 263,978
4.00%, 1/15/2028 (a)	431,000	384,237
Avient Corp. 5.75%, 5/15/2025 (a)	600,000	587,274
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	613,000	549,935
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	331,000	309,081
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	810,000	689,585
IAA, Inc. 5.50%, 6/15/2027 (a)	296,000	287,662
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	123,000	120,237
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	258,000	208,154
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	216,000	205,101
Wesco Aircraft Holdings, Inc.:
10.50%, 11/15/2026 (a)	40,000	35,914
REGS, 13.13%, 11/15/2027 (a)	208,000	51,120
		3,692,278
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	361,000	368,227
AerCap Holdings NV 5 Year CMT + 4.54%, 5.88%, 10/10/2079 (b) (c)	202,000	184,614
AG Issuer LLC 6.25%, 3/1/2028 (a)	424,000	390,674
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	241,000	243,253
Ally Financial, Inc. 5.75%, 11/20/2025	726,000	704,365
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	229,000	188,604
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	349,000	260,609
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	339,000	307,365
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	187,000	167,574
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	398,000	345,357
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	401,000	236,638
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	574,000	303,238
3.63%, 10/1/2031 (a)	619,000	298,791

See accompanying notes to financial statements.
239

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	$ 213,000	$ 200,885
6.63%, 3/15/2026 (b)	534,000	507,332
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	651,000	301,641
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	441,000	433,547
Enova International, Inc.:
8.50%, 9/1/2024 (a)	173,000	164,111
8.50%, 9/15/2025 (a)	274,000	253,195
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	260,000	133,970
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	1,191,279	1,015,410
goeasy, Ltd.:
4.38%, 5/1/2026 (a)	200,000	177,786
5.38%, 12/1/2024 (a)	348,000	333,575
Hightower Holding LLC 6.75%, 4/15/2029 (a)	20,000	16,742
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	325,000	222,160
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	465,000	406,168
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	657,000	536,526
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	489,000	405,386
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	394,000	235,214
6.50%, 11/1/2025 (a) (b)	319,000	217,440
LFS Topco LLC 5.88%, 10/15/2026 (a)	222,000	178,810
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	544,000	473,383
4.38%, 5/15/2031 (a)	297,000	254,663
4.63%, 11/15/2027 (a)	250,000	234,662
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	415,000	335,718
6.50%, 5/1/2028 (a)	610,000	525,228
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	434,000	333,729
5.50%, 8/15/2028 (a)	638,000	521,980
5.75%, 11/15/2031 (a)	532,000	413,364
6.00%, 1/15/2027 (a)	437,000	391,972
Navient Corp.:
4.88%, 3/15/2028	456,000	374,317
5.00%, 3/15/2027	615,000	537,910
5.50%, 3/15/2029	508,000	416,606
5.88%, 10/25/2024	289,000	280,844
6.75%, 6/25/2025	364,000	349,906
6.75%, 6/15/2026	318,000	303,722
5.63%, 8/1/2033	538,000	386,860
Security Description	Principal Amount	Value
Series MTN, 6.13%, 3/25/2024	$ 575,000	$ 565,875
NFP Corp.:
4.88%, 8/15/2028 (a)	414,000	352,480
6.88%, 8/15/2028 (a)	1,334,000	1,104,539
7.50%, 10/1/2030 (a)	207,000	194,580
OneMain Finance Corp.:
3.50%, 1/15/2027	440,000	364,518
3.88%, 9/15/2028	474,000	377,114
4.00%, 9/15/2030	369,000	275,820
5.38%, 11/15/2029	547,000	448,124
6.13%, 3/15/2024	1,010,000	976,943
6.63%, 1/15/2028	634,000	584,573
6.88%, 3/15/2025	824,000	792,152
7.13%, 3/15/2026	1,179,000	1,121,017
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	536,000	492,375
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	464,000	362,695
5.38%, 10/15/2025 (a)	420,000	380,537
5.75%, 9/15/2031 (a)	369,000	298,912
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	270,000	241,086
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	412,000	341,078
7.38%, 9/1/2025 (a)	302,000	288,585
Provident Funding Associates L.P. / PFG Finance Corp. 6.38%, 6/15/2025 (a)	377,000	333,038
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	711,000	612,071
3.63%, 3/1/2029 (a)	527,000	418,159
3.88%, 3/1/2031 (a)	814,000	628,644
4.00%, 10/15/2033 (a)	555,000	415,140
SLM Corp.:
3.13%, 11/2/2026	305,000	260,931
4.20%, 10/29/2025	439,000	399,793
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	371,000	374,358
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	671,000	605,994
5.50%, 4/15/2029 (a)	435,000	346,795
5.75%, 6/15/2027 (a)	297,000	255,414
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a)	659,000	529,375
World Acceptance Corp. 7.00%, 11/1/2026 (a)	190,000	110,175
		30,726,961

See accompanying notes to financial statements.
240

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 2.4%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	$ 536,000	$ 434,573
Calpine Corp.:
3.75%, 3/1/2031 (a)	513,000	414,807
4.50%, 2/15/2028 (a)	819,000	731,973
4.63%, 2/1/2029 (a)	427,000	367,950
5.00%, 2/1/2031 (a)	583,000	491,119
5.13%, 3/15/2028 (a)	971,000	869,171
5.25%, 6/1/2026 (a)	360,000	343,332
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	599,000	499,979
3.75%, 1/15/2032 (a)	265,000	214,141
4.75%, 3/15/2028 (a)	542,000	502,548
DPL, Inc.:
4.13%, 7/1/2025	356,000	335,882
4.35%, 4/15/2029	388,000	348,548
Drax Finco PLC 6.63%, 11/1/2025 (a)	448,000	430,748
Electricite de France SA 10 year USD Swap + 3.04%, 5.63%, 1/22/2024 (a) (c)	916,000	868,515
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	593,000	567,809
FirstEnergy Corp.:
2.05%, 3/1/2025	188,000	173,996
2.65%, 3/1/2030	397,000	325,079
Series A, 1.60%, 1/15/2026	237,000	209,837
Series B, 2.25%, 9/1/2030	356,000	281,699
Series B, 4.40%, 7/15/2027	968,000	903,454
Series C, 3.40%, 3/1/2050	514,000	339,656
Series C, 5.35%, 7/15/2047	576,000	514,806
Series C, 7.38%, 11/15/2031	476,000	537,604
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	350,000	303,118
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	357,000	327,954
4.25%, 7/15/2024 (a)	323,000	313,901
4.50%, 9/15/2027 (a)	480,000	441,854
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	318,000	256,750
3.63%, 2/15/2031 (a)	915,000	700,094
3.88%, 2/15/2032 (a)	703,000	530,027
5.25%, 6/15/2029 (a)	637,000	562,783
5.75%, 1/15/2028	584,000	548,656
6.63%, 1/15/2027	145,000	144,029
Security Description	Principal Amount	Value
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	$ 465,000	$ 417,347
PG&E Corp.:
5.00%, 7/1/2028 (b)	657,000	601,201
5.25%, 7/1/2030 (b)	676,000	615,140
Pike Corp. 5.50%, 9/1/2028 (a)	426,000	372,367
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	5,000	4,656
TransAlta Corp.:
6.50%, 3/15/2040	328,000	301,153
7.75%, 11/15/2029	225,000	230,434
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	836,000	721,309
5.00%, 7/31/2027 (a)	818,000	761,239
5.50%, 9/1/2026 (a)	636,000	613,486
5.63%, 2/15/2027 (a)	828,000	790,765
		20,265,489
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	564,000	479,417
4.75%, 6/15/2028 (a)	423,000	368,137
6.50%, 12/31/2027 (a)	117,000	111,599
EnerSys 4.38%, 12/15/2027 (a)	238,000	215,133
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	956,000	969,078
7.25%, 6/15/2028 (a)	891,000	903,341
		3,046,705
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	284,000	245,626
Coherent Corp. 5.00%, 12/15/2029 (a)	619,000	535,577
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,283,000	1,111,643
Likewize Corp. 9.75%, 10/15/2025 (a)	268,000	247,069
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	612,000	527,874
5.00%, 10/1/2025 (a)	486,000	475,434
5.63%, 11/1/2024 (a)	172,000	171,075
5.88%, 9/1/2030 (a)	240,000	227,335
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	626,000	517,996
4.38%, 2/15/2030 (a)	313,000	275,334
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	325,000	279,026
		4,613,989

See accompanying notes to financial statements.
241

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	$ 310,000	$ 275,425
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	439,000	414,091
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	393,000	351,240
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	437,000	382,065
5.00%, 1/31/2028 (a)	517,000	465,295
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	528,738	500,149
		2,388,265
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	600,000	580,788
Arcosa, Inc. 4.38%, 4/15/2029 (a)	214,000	186,139
Artera Services LLC 9.03%, 12/4/2025 (a)	682,000	569,149
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	646,000	516,225
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	317,000	289,272
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	321,000	223,397
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	276,000	241,616
Fluor Corp.:
3.50%, 12/15/2024 (b)	233,000	225,432
4.25%, 9/15/2028 (b)	385,000	349,095
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	268,000	208,973
7.50%, 4/15/2032 (a)	246,000	197,826
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	218,000	168,501
HTA Group, Ltd. 7.00%, 12/18/2025 (a)	478,000	442,389
INNOVATE Corp. 8.50%, 2/1/2026 (a)	190,000	135,989
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	180,408
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	269,000	250,073
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	241,000	223,400
TopBuild Corp.:
3.63%, 3/15/2029 (a)	383,000	317,097
4.13%, 2/15/2032 (a)	201,000	163,304
Security Description	Principal Amount	Value
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	$ 339,000	$ 297,164
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	276,000	243,151
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	299,000	251,459
		6,260,847
ENTERTAINMENT — 3.1%
Affinity Gaming 6.88%, 12/15/2027 (a)	450,000	382,617
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	419,000	159,304
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	573,000	311,695
10.00%, 6/15/2026 (a)	906,498	376,188
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	338,000	318,964
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	274,000	245,326
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	707,000	574,932
6.25%, 7/1/2025 (a)	2,243,600	2,182,843
8.13%, 7/1/2027 (a) (b)	1,115,000	1,096,558
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	641,000	628,180
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	167,000	157,200
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	814,000	733,878
Cedar Fair L.P. 5.25%, 7/15/2029 (b)	366,000	329,997
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	252,000	240,708
5.50%, 5/1/2025 (a)	619,000	611,646
6.50%, 10/1/2028	237,000	230,544
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	480,000	429,538
5.50%, 4/1/2027 (a)	379,000	360,759
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	477,000	354,306
5.88%, 3/15/2026 (a) (b)	252,000	209,646
8.75%, 5/1/2025 (a) (b)	353,000	358,295
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	382,000	306,639
Everi Holdings, Inc. 5.00%, 7/15/2029 (a) (b)	422,000	363,680
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	144,000	141,998

See accompanying notes to financial statements.
242

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
International Game Technology PLC:
4.13%, 4/15/2026 (a)	$ 451,000	$ 422,014
5.25%, 1/15/2029 (a)	475,000	445,844
6.25%, 1/15/2027 (a)	537,000	532,650
6.50%, 2/15/2025 (a)	459,000	462,507
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	319,000	290,108
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	627,000	362,939
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	308,000	263,719
4.75%, 10/15/2027 (a)	585,000	521,504
4.88%, 11/1/2024 (a)	391,000	379,759
5.63%, 3/15/2026 (a)	152,000	144,327
6.50%, 5/15/2027 (a)	797,000	779,944
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	249,000	233,320
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	342,000	292,229
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	805,000	746,597
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	237,000	204,761
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	466,000	408,193
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	79,000	62,497
5.63%, 1/15/2027 (a)	383,000	346,963
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	653,000	480,471
5.88%, 9/1/2031 (a)	589,000	415,522
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	289,000	258,080
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	852,000	605,372
4.63%, 4/6/2031 (a)	292,000	195,774
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	598,000	504,957
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	483,000	461,835
7.25%, 11/15/2029 (a)	481,000	461,534
8.63%, 7/1/2025 (a)	181,000	184,832
Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	$ 492,000	$ 429,142
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	332,000	319,955
5.50%, 4/15/2027 (a) (b)	506,000	455,911
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	286,000	288,394
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	169,000	150,364
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	353,000	353,692
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	495,000	396,054
3.75%, 12/1/2029 (a)	382,000	327,932
3.88%, 7/15/2030 (a)	315,000	271,461
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	420,000	418,169
REGS, 5.13%, 10/1/2029 (a)	517,000	443,374
		25,428,141
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	195,000	184,293
5.13%, 7/15/2029 (a)	268,000	248,447
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	554,000	453,665
5.00%, 9/1/2030	251,000	202,693
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	514,000	452,227
3.75%, 8/1/2025 (a)	338,000	319,200
4.00%, 8/1/2028 (a)	506,000	440,210
4.25%, 6/1/2025 (a)	258,000	248,080
4.38%, 8/15/2029 (a) (b)	360,000	306,504
4.75%, 6/15/2029 (a)	479,000	418,493
5.13%, 12/15/2026 (a)	313,000	300,834
Harsco Corp. 5.75%, 7/31/2027 (a)	409,000	321,764
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	478,000	398,059
5.88%, 6/30/2029 (a)	619,000	425,773
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	320,000	279,347
5.38%, 7/15/2024 (a)	396,000	388,745
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	517,000	458,134
		5,846,468
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	472,000	430,851

See accompanying notes to financial statements.
243

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/15/2029 (a)	$ 885,000	$ 742,108
4.63%, 1/15/2027 (a)	876,000	815,179
4.88%, 2/15/2030 (a)	718,000	640,506
5.88%, 2/15/2028 (a)	593,000	564,151
7.50%, 3/15/2026 (a)	306,000	313,255
B&G Foods, Inc.:
5.25%, 4/1/2025	751,000	661,624
5.25%, 9/15/2027	649,000	497,991
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	318,000	239,629
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	198,000	174,761
7.50%, 4/15/2025 (a) (b)	360,000	350,575
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	331,000	310,600
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	453,000	259,936
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	136,000	114,324
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	447,000	395,510
4.38%, 1/31/2032 (a)	531,000	463,781
4.88%, 5/15/2028 (a)	316,000	299,568
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	639,000	553,559
5.50%, 10/15/2027 (a)	507,000	481,630
6.88%, 5/1/2025 (a) (b)	316,000	316,455
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	579,000	452,581
5.88%, 9/30/2027 (a)	40,000	38,513
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	831,000	701,912
4.63%, 4/15/2030 (a)	996,000	859,289
5.50%, 12/15/2029 (a)	815,000	738,374
5.63%, 1/15/2028 (a)	595,000	562,364
5.75%, 3/1/2027 (a)	334,000	323,426
Safeway, Inc. 7.25%, 2/1/2031	196,000	194,144
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	206,000	192,173
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	403,000	285,328
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	442,000	361,658
TreeHouse Foods, Inc. 4.00%, 9/1/2028	298,000	254,072
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	260,000	250,081
Security Description	Principal Amount	Value
US Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	$ 388,000	$ 342,848
4.75%, 2/15/2029 (a)	600,000	532,806
6.25%, 4/15/2025 (a)	672,000	666,550
		15,382,112
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	411,000	401,855
5.00%, 2/1/2028 (a) (b)	719,000	671,934
6.38%, 5/1/2025 (a)	979,000	969,367
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a) (b)	499,000	390,502
10.50%, 5/15/2029 (a) (b)	467,000	264,075
		2,697,733
FOREST PRODUCTS & PAPER — 0.4%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	541,000	437,312
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	229,000	202,021
5.38%, 2/1/2025 (a)	185,000	177,955
Domtar Corp. 6.75%, 10/1/2028 (a)	681,000	590,822
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	382,000	231,966
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	299,000	261,559
Mercer International, Inc.:
5.13%, 2/1/2029	513,000	428,745
5.50%, 1/15/2026 (b)	328,000	311,643
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a) (b)	224,000	220,389
Sylvamo Corp. 7.00%, 9/1/2029 (a)	311,000	296,909
		3,159,321
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	582,000	559,191
5.63%, 5/20/2024	314,000	306,351
5.75%, 5/20/2027	479,000	447,793
5.88%, 8/20/2026	410,000	390,144
		1,703,479
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	363,000	244,793
HEALTH CARE PRODUCTS — 0.8%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	447,000	375,605
4.63%, 7/15/2028 (a)	1,053,000	956,156
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	117,000	122,120

See accompanying notes to financial statements.
244

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hologic, Inc.:
3.25%, 2/15/2029 (a)	$ 558,000	$ 481,889
4.63%, 2/1/2028 (a)	138,000	130,262
Medline Borrower L.P.:
3.88%, 4/1/2029 (a)	2,997,000	2,415,462
5.25%, 10/1/2029 (a) (b)	1,786,000	1,419,477
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	260,000	237,599
4.63%, 11/15/2027	331,000	315,658
		6,454,228
HEALTH CARE SERVICES — 3.8%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	323,000	297,906
5.50%, 7/1/2028 (a)	134,000	127,210
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	300,000	234,153
Air Methods Corp. 8.00%, 5/15/2025 (a)	209,000	11,946
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	262,000	159,673
Akumin, Inc. 7.00%, 11/1/2025 (a)	421,000	303,082
Cano Health LLC 6.25%, 10/1/2028 (a)	227,000	137,360
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	418,000	332,966
3.50%, 4/1/2030 (a) (b)	351,000	276,848
5.00%, 7/15/2027 (a)	329,000	307,309
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	347,000	306,797
4.00%, 3/15/2031 (a) (b)	329,000	284,690
4.25%, 5/1/2028 (a)	175,000	161,030
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	709,000	516,017
5.25%, 5/15/2030 (a)	1,019,000	769,630
5.63%, 3/15/2027 (a)	1,224,000	1,050,216
6.00%, 1/15/2029 (a) (b)	842,000	704,762
6.13%, 4/1/2030 (a)	810,000	407,851
6.88%, 4/1/2028 (a)	563,000	273,663
6.88%, 4/15/2029 (a)	1,077,000	558,414
8.00%, 3/15/2026 (a)	1,348,500	1,229,387
8.00%, 12/15/2027 (a) (b)	609,000	550,938
DaVita, Inc.:
3.75%, 2/15/2031 (a)	968,000	721,954
4.63%, 6/1/2030 (a)	1,897,000	1,528,811
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	563,000	511,125
4.63%, 4/1/2031	348,000	298,835
4.75%, 2/1/2030	548,000	482,607
5.75%, 9/15/2025	75,000	74,374
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	482,000	135,794
Security Description	Principal Amount	Value
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	$ 484,000	$ 352,875
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	355,000	313,295
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	586,000	561,658
5.00%, 5/15/2027 (a)	642,000	612,596
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	422,000	357,189
6.75%, 4/15/2025 (a)	407,000	382,897
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	417,000	236,076
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	262,000	220,753
ModivCare, Inc. 5.88%, 11/15/2025 (a)	411,000	389,196
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	290,000	246,312
3.88%, 5/15/2032 (a)	565,000	469,600
4.38%, 6/15/2028 (a)	497,000	453,478
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	324,000	278,277
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	706,000	597,516
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	433,000	243,502
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	920,000	740,655
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	523,000	399,980
Select Medical Corp. 6.25%, 8/15/2026 (a)	743,000	708,109
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a) (b)	152,000	150,647
10.00%, 4/15/2027 (a) (b)	328,000	333,396
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	386,000	307,546
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	940,000	813,861
4.38%, 1/15/2030 (a)	1,002,000	868,123
4.63%, 7/15/2024	439,000	429,061
4.63%, 9/1/2024 (a)	387,000	377,170
4.63%, 6/15/2028 (a)	394,000	353,142
4.88%, 1/1/2026 (a)	1,460,000	1,390,986
5.13%, 11/1/2027 (a)	1,013,000	945,261
6.13%, 10/1/2028 (a) (b)	1,672,000	1,500,403
6.13%, 6/15/2030 (a)	1,290,000	1,228,609
6.25%, 2/1/2027 (a)	961,000	923,050
6.88%, 11/15/2031	472,000	426,452
Toledo Hospital:
6.02%, 11/15/2048	565,000	397,172
Series B, 5.33%, 11/15/2028	226,000	175,559
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	611,000	542,269

See accompanying notes to financial statements.
245

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	$ 315,000	$ 66,204
		31,548,223
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	234,000	226,191
Stena International SA:
5.75%, 3/1/2024 (a)	222,000	208,438
6.13%, 2/1/2025 (a)	300,000	279,210
		713,839
HOME BUILDERS — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	463,000	377,220
4.63%, 4/1/2030 (a)	233,000	188,609
6.63%, 1/15/2028 (a)	273,000	237,723
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	277,000	244,284
7.25%, 10/15/2029	261,000	233,558
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
5.00%, 6/15/2029 (a)	413,000	327,360
6.25%, 9/15/2027 (a)	571,000	506,917
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	213,000	167,420
6.75%, 6/1/2027	519,000	496,268
Empire Communities Corp. 7.00%, 12/15/2025 (a)	418,000	378,955
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	372,000	330,760
5.00%, 3/1/2028 (a)	304,000	262,312
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	303,000	273,209
K Hovnanian Enterprises, Inc.:
7.75%, 2/15/2026 (a)	269,000	260,841
10.50%, 2/15/2026 (a)	9,000	8,857
KB Home:
4.00%, 6/15/2031	211,000	170,461
4.80%, 11/15/2029	374,000	325,582
6.88%, 6/15/2027 (b)	238,000	239,357
7.25%, 7/15/2030	275,000	267,063
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	315,000	243,095
M/I Homes, Inc.:
3.95%, 2/15/2030	327,000	266,152
4.95%, 2/1/2028	365,000	324,229
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	474,000	387,376
5.25%, 12/15/2027 (a)	338,000	300,222
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	287,000	243,563
5.13%, 6/6/2027	206,000	195,055
6.00%, 6/1/2025	291,000	288,937
Security Description	Principal Amount	Value
New Home Co., Inc. 7.25%, 10/15/2025 (a) (b)	$ 315,000	$ 266,099
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	288,000	287,116
Shea Homes L.P. / Shea Homes Funding Corp.:
4.75%, 2/15/2028	374,000	326,816
4.75%, 4/1/2029	226,000	190,500
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	378,000	328,905
5.75%, 1/15/2028 (a)	339,000	318,531
5.88%, 6/15/2027 (a)	382,000	367,614
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 3/1/2024 (a)	180,000	178,891
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	174,000	137,256
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	315,000	313,756
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	233,000	207,976
5.70%, 6/15/2028	416,000	378,851
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	236,000	214,654
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	224,000	209,436
		11,271,786
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	489,000	382,809
4.00%, 4/15/2029 (a)	541,000	454,245
		837,054
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	388,000	320,255
Central Garden & Pet Co.:
4.13%, 10/15/2030	438,000	360,439
4.13%, 4/30/2031 (a)	253,000	209,633
5.13%, 2/1/2028	137,000	127,232
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	412,000	359,664
7.00%, 12/31/2027 (a) (b)	397,000	326,414
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a) (b)	354,000	276,764
5.00%, 10/1/2029 (a)	143,000	125,086
5.50%, 7/15/2030 (a)	223,000	197,942
5.75%, 7/15/2025	263,000	260,278
		2,563,707

See accompanying notes to financial statements.
246

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOUSEWARES — 0.5%
American Greetings Corp. 8.75%, 4/15/2025 (a)	$ 138,000	$ 132,175
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	494,000	426,065
Newell Brands, Inc.:
4.45%, 4/1/2026	1,288,000	1,218,731
4.88%, 6/1/2025	351,000	342,432
5.63%, 4/1/2036	294,000	254,043
5.75%, 4/1/2046	475,000	373,469
6.38%, 9/15/2027	255,000	253,179
6.63%, 9/15/2029 (b)	413,000	407,635
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	245,000	188,136
4.38%, 2/1/2032 (b)	340,000	259,961
5.25%, 12/15/2026 (b)	99,000	93,909
4.50%, 10/15/2029 (b)	314,000	254,359
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	359,000	208,184
		4,412,278
INSURANCE — 1.4%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	347,000	288,062
6.00%, 8/1/2029 (a)	324,000	260,752
7.00%, 11/15/2025 (a)	700,000	643,762
10.13%, 8/1/2026 (a) (b)	363,000	354,749
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	446,000	401,739
5.88%, 11/1/2029 (a)	321,000	264,308
6.75%, 10/15/2027 (a)	851,000	766,785
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	613,000	526,303
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	259,000	251,494
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	383,000	318,185
7.00%, 8/15/2025 (a)	352,000	342,211
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	425,000	365,338
Enstar Finance LLC:
5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	437,000	350,347
5 Year CMT + 5.47%, 5.75%, 9/1/2040 (c)	267,000	237,694
Genworth Holdings, Inc. 6.50%, 6/15/2034	336,000	295,798
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	467,000	359,137
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	386,000	370,054
Security Description	Principal Amount	Value
HUB International, Ltd.:
5.63%, 12/1/2029 (a) (b)	$ 361,000	$ 316,583
7.00%, 5/1/2026 (a)	1,167,000	1,145,539
JONES DESLAURIERS INSURA SR UNSECURED 144A 12/30 10.5 10.50%, 12/15/2030 (a)	350,000	345,114
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	481,000	294,733
7.80%, 3/7/2087 (a) (b)	551,000	605,373
5 Year CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	312,016	252,926
MGIC Investment Corp. 5.25%, 8/15/2028	493,000	455,320
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	386,000	391,049
Ohio National Financial Services, Inc. 5.80%, 1/24/2030 (a)	451,000	420,797
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	293,000	256,103
USI, Inc. 6.88%, 5/1/2025 (a)	393,000	377,229
		11,257,484
INTERNET — 1.5%
Acuris Finance US, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	271,000	216,261
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	341,000	257,049
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	638,000	500,396
6.13%, 12/1/2028 (a) (b)	355,000	284,870
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	300,000	249,093
5.63%, 9/15/2028 (a)	130,000	97,287
Cars.com, Inc. 6.38%, 11/1/2028 (a)	370,000	329,681
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	302,000	274,738
7.00%, 6/15/2027 (a)	321,000	310,182
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	440,000	286,387
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	796,000	781,545
Getty Images, Inc. 9.75%, 3/1/2027 (a)	263,000	259,292
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	477,000	402,397
5.25%, 12/1/2027 (a)	404,000	383,077
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	330,000	239,039

See accompanying notes to financial statements.
247

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ION Trading Technologies SARL 5.75%, 5/15/2028 (a)	$ 307,000	$ 256,259
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	371,000	284,201
4.13%, 8/1/2030 (a)	248,000	202,675
4.63%, 6/1/2028 (a)	140,000	125,205
5.00%, 12/15/2027 (a) (b)	284,000	263,720
5.63%, 2/15/2029 (a) (b)	345,000	318,073
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	552,000	351,387
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	305,000	266,625
6.00%, 2/15/2028 (a) (b)	363,000	280,341
10.75%, 6/1/2028 (a)	146,000	136,081
NortonLifeLock, Inc.:
5.00%, 4/15/2025 (a)	483,000	470,949
7.13%, 9/30/2030 (a) (b)	147,000	144,813
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	469,000	269,511
Rakuten Group, Inc.:
10.25%, 11/30/2024 (a)	459,000	464,090
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	461,000	359,248
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	608,000	411,391
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	303,000	301,327
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	953,000	830,844
6.25%, 1/15/2028 (a) (b)	342,000	329,493
7.50%, 5/15/2025 (a)	660,000	660,944
7.50%, 9/15/2027 (a)	756,000	756,529
		12,355,000
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	248,000	197,234
5.25%, 4/15/2029 (a)	701,000	601,143
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	498,000	423,420
4.75%, 9/15/2024	685,000	662,285
5.25%, 5/15/2027	915,000	839,055
6.25%, 5/15/2026	901,000	871,699
6.38%, 12/15/2025	477,000	462,595
		4,057,431
IRON/STEEL — 0.8%
ATI, Inc.:
4.88%, 10/1/2029	146,000	128,969
5.13%, 10/1/2031	202,000	177,237
5.88%, 12/1/2027	176,000	168,212
Security Description	Principal Amount	Value
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	$ 406,000	$ 385,241
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	579,000	554,196
Carpenter Technology Corp.:
6.38%, 7/15/2028	375,000	357,281
7.63%, 3/15/2030 (b)	172,000	172,802
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	234
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	282,000	252,280
4.88%, 3/1/2031 (a) (b)	206,000	182,448
5.88%, 6/1/2027 (b)	455,000	435,808
6.75%, 3/15/2026 (a)	485,000	486,964
Commercial Metals Co.:
3.88%, 2/15/2031	166,000	139,975
4.13%, 1/15/2030	110,000	96,931
4.38%, 3/15/2032	160,000	138,443
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	191,000	184,798
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	591,000	603,559
8.13%, 5/1/2027 (a)	564,000	573,605
8.50%, 5/1/2030 (a)	455,000	465,310
TMS International Corp. 6.25%, 4/15/2029 (a)	470,000	338,292
United States Steel Corp.:
6.65%, 6/1/2037 (b)	264,000	239,342
6.88%, 3/1/2029 (b)	298,000	289,445
		6,371,372
LEISURE TIME — 2.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2023 (a) (e) (f)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a)	1,637,000	1,333,648
5.75%, 3/1/2027 (a)	2,357,000	1,681,696
6.00%, 5/1/2029 (a)	1,156,000	774,612
7.63%, 3/1/2026 (a) (b)	986,000	787,498
9.88%, 8/1/2027 (a)	643,000	609,082
10.50%, 2/1/2026 (a)	592,000	594,818
Carnival Holdings Bermuda, Ltd. 10.38%, 5/1/2028 (a)	1,495,000	1,534,603
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	251,000	221,934
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	236,000	200,699
Life Time, Inc.:
5.75%, 1/15/2026 (a)	583,000	543,438
8.00%, 4/15/2026 (a) (b)	332,000	298,282
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	298,000	270,366

See accompanying notes to financial statements.
248

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	$ 414,000	$ 309,183
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	508,000	435,051
5.88%, 3/15/2026 (a)	973,000	765,809
5.88%, 2/15/2027 (a)	836,000	723,608
7.75%, 2/15/2029 (a)	359,000	270,165
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	384,000	285,066
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	406,000	301,289
4.25%, 7/1/2026 (a)	540,000	437,233
5.38%, 7/15/2027 (a)	725,000	589,780
5.50%, 8/31/2026 (a)	823,000	692,423
5.50%, 4/1/2028 (a) (b)	1,023,000	817,183
7.50%, 10/15/2027 (b)	173,000	149,181
8.25%, 1/15/2029 (a)	725,000	729,133
9.25%, 1/15/2029 (a) (b)	348,000	357,681
11.50%, 6/1/2025 (a)	909,000	976,402
11.63%, 8/15/2027 (a)	859,000	863,553
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	499,000	407,304
6.25%, 5/15/2025 (a)	73,000	66,117
7.00%, 2/15/2029 (a) (b)	273,000	228,512
13.00%, 5/15/2025 (a)	379,000	401,748
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	276,000	222,150
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	416,000	306,434
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	601,000	516,157
		19,702,118
LODGING — 2.0%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	327,000	326,797
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	676,000	629,464
4.75%, 6/15/2031 (a) (b)	520,000	452,593
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	228,000	201,418
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	551,000	483,552
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	991,000	793,206
3.75%, 5/1/2029 (a)	530,000	459,982
4.00%, 5/1/2031 (a)	692,000	582,830
4.88%, 1/15/2030	723,000	655,992
5.38%, 5/1/2025 (a)	269,000	266,681
5.75%, 5/1/2028 (a)	327,000	318,148
Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	$ 444,000	$ 363,392
5.00%, 6/1/2029 (a)	374,000	324,681
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	452,000	430,688
Las Vegas Sands Corp.:
2.90%, 6/25/2025	483,000	446,176
3.20%, 8/8/2024	943,000	891,286
3.50%, 8/18/2026	652,000	589,362
3.90%, 8/8/2029	505,000	427,639
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	265,000	220,517
4.75%, 1/15/2028	475,000	412,794
6.13%, 9/15/2025 (a)	148,000	152,533
MGM Resorts International:
4.63%, 9/1/2026	425,000	389,266
4.75%, 10/15/2028	545,000	475,823
5.50%, 4/15/2027	482,000	448,009
5.75%, 6/15/2025	488,000	474,268
6.75%, 5/1/2025	300,000	302,376
Station Casinos LLC:
4.50%, 2/15/2028 (a)	485,000	420,893
4.63%, 12/1/2031 (a)	267,000	215,173
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	243,000	227,232
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	370,000	301,583
Travel + Leisure Co.:
4.63%, 3/1/2030 (a)	378,000	314,991
5.65%, 4/1/2024	216,000	212,792
6.00%, 4/1/2027	422,000	401,343
6.60%, 10/1/2025	337,000	332,093
6.63%, 7/31/2026 (a)	457,000	447,558
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	499,000	465,797
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a) (b)	334,000	299,348
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.50%, 3/1/2025 (a)	1,123,000	1,070,051
REGS, 5.25%, 5/15/2027 (a)	783,000	708,654
		16,936,981
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	239,000	214,534
4.13%, 4/15/2029 (a)	191,000	165,496

See accompanying notes to financial statements.
249

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	$ 385,000	$ 360,071
Terex Corp. 5.00%, 5/15/2029 (a)	443,000	398,062
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	371,000	316,574
Weir Group PLC 2.20%, 5/13/2026 (a)	368,000	327,660
		1,782,397
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	250,000	215,648
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	889,000	892,689
9.50%, 1/1/2031 (a)	232,000	237,935
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	307,000	253,462
Granite US Holdings Corp. 11.00%, 10/1/2027 (a) (b)	177,000	186,356
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	343,000	303,757
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	178,000	172,270
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	367,000	322,644
OT Merger Corp. 7.88%, 10/15/2029 (a)	319,000	162,145
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	379,000	299,456
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	186,000	187,391
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	508,000	458,729
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	309,000	253,216
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	1,099,000	977,605
		4,923,303
MEDIA — 8.2%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	770,000	622,299
5.75%, 8/15/2029 (a)	1,692,000	1,332,975
AMC Networks, Inc.:
4.25%, 2/15/2029	660,000	411,814
4.75%, 8/1/2025	791,000	607,140
5.00%, 4/1/2024	252,000	236,285
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	206,000	39,103
6.75%, 3/31/2029 (a)	424,000	75,014
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	236,000	141,583
Block Communications, Inc. 4.88%, 3/1/2028 (a)	231,000	201,614
Security Description	Principal Amount	Value
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	$ 509,000	$ 396,547
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	2,007,000	1,611,380
4.25%, 1/15/2034 (a)	1,411,000	1,043,406
4.50%, 8/15/2030 (a)	1,615,000	1,337,252
4.50%, 5/1/2032	1,955,000	1,556,180
4.50%, 6/1/2033 (a)	1,098,000	845,548
4.75%, 3/1/2030 (a)	2,049,000	1,769,701
4.75%, 2/1/2032 (a)	869,000	704,507
5.00%, 2/1/2028 (a)	1,569,000	1,425,813
5.13%, 5/1/2027 (a)	2,314,000	2,159,240
5.38%, 6/1/2029 (a)	1,052,000	950,934
5.50%, 5/1/2026 (a)	520,000	503,604
6.38%, 9/1/2029 (a)	1,083,000	1,017,219
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	378,000	360,026
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	671,000	437,727
4.50%, 11/15/2031 (a)	884,000	614,380
4.63%, 12/1/2030 (a)	1,672,000	920,085
5.00%, 11/15/2031 (a)	241,000	134,688
5.25%, 6/1/2024 (b)	555,000	517,316
5.38%, 2/1/2028 (a)	657,000	529,595
5.50%, 4/15/2027 (a)	778,000	654,734
5.75%, 1/15/2030 (a)	1,623,000	917,677
6.50%, 2/1/2029 (a)	1,165,000	955,859
7.50%, 4/1/2028 (a)	1,099,000	744,781
4.13%, 12/1/2030 (a)	575,000	405,852
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	511,000	429,163
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	1,692,000	201,450
6.63%, 8/15/2027 (a)	678,000	7,580
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	2,556,000	2,292,144
DISH DBS Corp.:
5.13%, 6/1/2029	1,040,000	670,914
5.25%, 12/1/2026 (a)	1,903,000	1,605,238
5.75%, 12/1/2028 (a)	1,680,000	1,341,934
5.88%, 11/15/2024	1,399,000	1,304,847
7.38%, 7/1/2028	719,000	508,189
7.75%, 7/1/2026	1,384,000	1,116,902
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,450,000	1,491,093
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	284,000	231,684
GCI LLC 4.75%, 10/15/2028 (a)	373,000	317,341
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	935,000	676,706

See accompanying notes to financial statements.
250

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	$ 516,000	$ 373,352
5.88%, 7/15/2026 (a)	538,000	479,326
7.00%, 5/15/2027 (a) (b)	518,000	460,088
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	392,000	318,825
5.25%, 8/15/2027 (a)	577,000	488,413
6.38%, 5/1/2026	670,000	616,300
8.38%, 5/1/2027 (b)	810,000	689,877
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	550,000	457,435
6.75%, 10/15/2027 (a)	769,000	722,452
Liberty Interactive LLC:
8.25%, 2/1/2030	514,000	223,184
8.50%, 7/15/2029	367,000	177,055
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	844,000	710,403
8.00%, 8/1/2029 (a)	323,000	267,321
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	162,000	147,593
News Corp.:
3.88%, 5/15/2029 (a)	604,000	523,366
5.13%, 2/15/2032 (a) (b)	287,000	260,932
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	621,000	537,997
5.63%, 7/15/2027 (a)	1,164,000	1,069,076
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	601,000	486,077
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	681,974	554,172
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	613,200	450,665
6.50%, 9/15/2028 (a)	713,000	298,825
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	340,000	276,621
5.38%, 1/15/2031 (a)	279,000	224,536
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	377,000	337,641
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	484,000	361,359
5.13%, 2/15/2027 (a) (b)	354,000	289,225
5.50%, 3/1/2030 (a) (b)	323,000	226,103
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	654,000	580,674
3.88%, 9/1/2031 (a)	992,000	783,819
4.00%, 7/15/2028 (a)	1,340,000	1,163,294
4.13%, 7/1/2030 (a)	1,107,000	914,537
5.00%, 8/1/2027 (a)	936,000	866,118
5.50%, 7/1/2029 (a)	791,000	722,658
Security Description	Principal Amount	Value
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	$ 337,000	$ 199,649
TEGNA, Inc.:
4.63%, 3/15/2028	658,000	624,824
4.75%, 3/15/2026 (a)	379,000	368,953
5.00%, 9/15/2029	669,000	633,329
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	600,000	540,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	621,000	547,238
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	771,000	644,386
5.13%, 2/15/2025 (a)	958,000	912,648
6.63%, 6/1/2027 (a)	920,000	888,527
7.38%, 6/30/2030 (a)	672,000	643,037
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	847,000	704,560
UPC Holding B.V. 5.50%, 1/15/2028 (a)	535,000	480,259
Urban One, Inc. 7.38%, 2/1/2028 (a)	530,000	448,110
Videotron, Ltd.:
3.63%, 6/15/2029 (a) (b)	338,000	285,772
5.13%, 4/15/2027 (a)	437,000	412,913
5.38%, 6/15/2024 (a)	354,000	351,334
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	555,000	445,898
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	594,000	496,400
5.50%, 5/15/2029 (a)	1,038,000	932,819
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	353,000	308,526
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	1,028,000	838,159
Ziggo B.V. 4.88%, 1/15/2030 (a)	403,000	336,968
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	434,000	352,087
6.00%, 1/15/2027 (a)	501,000	466,376
		68,299,154
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	150,000	140,988
6.38%, 6/15/2030 (a)	330,000	319,730
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	390,000	254,420
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	250,000	216,128
		931,266

See accompanying notes to financial statements.
251

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	$ 465,000	$ 459,620
6.13%, 2/15/2028 (a)	593,000	557,390
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	99,000	85,797
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	224,000	176,028
Compass Minerals International, Inc.:
4.88%, 7/15/2024 (a) (b)	229,000	220,003
6.75%, 12/1/2027 (a)	335,000	323,362
Constellium SE:
3.75%, 4/15/2029 (a) (b)	264,000	214,962
5.63%, 6/15/2028 (a)	260,000	240,419
5.88%, 2/15/2026 (a)	180,000	173,565
Eldorado Gold Corp. 6.25%, 9/1/2029 (a) (b)	307,000	270,924
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	1,022,000	864,029
4.50%, 9/15/2027 (a)	426,000	394,625
5.13%, 5/15/2024 (a)	358,000	353,214
6.13%, 4/15/2032 (a)	558,000	520,430
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (a)	571,000	536,123
Hecla Mining Co. 7.25%, 2/15/2028	264,000	260,505
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	460,000	419,985
6.13%, 4/1/2029 (a)	484,000	441,118
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	253,000	196,624
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	333,000	338,385
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	436,000	350,291
4.63%, 3/1/2028 (a)	264,000	231,444
New Gold, Inc. 7.50%, 7/15/2027 (a)	265,000	232,744
Novelis Corp.:
3.25%, 11/15/2026 (a)	470,000	421,233
3.88%, 8/15/2031 (a)	493,000	403,412
4.75%, 1/30/2030 (a)	859,000	759,459
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	353,000	334,270
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a) (b)	373,000	328,165
		10,108,126
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	469,000	400,812
5.63%, 7/1/2027 (a)	291,000	277,960
Security Description	Principal Amount	Value
EnPro Industries, Inc. 5.75%, 10/15/2026	$ 60,000	$ 58,616
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	348,000	288,649
12.25%, 11/15/2026 (a) (b)	475,000	392,820
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	354,000	341,390
Hillenbrand, Inc.:
3.75%, 3/1/2031	286,000	235,827
5.00%, 9/15/2026	149,000	143,715
5.75%, 6/15/2025	237,000	237,472
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	416,000	379,055
Trinity Industries, Inc. 4.55%, 10/1/2024	278,000	269,265
		3,025,581
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	249,000	213,097
7.25%, 3/15/2029 (a)	336,000	262,429
Xerox Corp.:
3.80%, 5/15/2024	159,000	152,521
4.80%, 3/1/2035	342,000	223,035
6.75%, 12/15/2039	448,000	335,516
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	579,000	532,941
5.50%, 8/15/2028 (a) (b)	682,000	550,429
		2,269,968
OFFICE FURNISHINGS — 0.0% (d)
Interface, Inc. 5.50%, 12/1/2028 (a)	155,000	127,656
Steelcase, Inc. 5.13%, 1/18/2029	353,000	305,557
		433,213
OIL & GAS — 6.6%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	431,000	427,996
Antero Resources Corp.:
5.38%, 3/1/2030 (a) (b)	290,000	268,801
7.63%, 2/1/2029 (a)	281,000	284,647
Apache Corp.:
4.25%, 1/15/2030 (b)	296,000	261,927
4.38%, 10/15/2028	312,000	282,304
4.75%, 4/15/2043	248,000	187,052
5.10%, 9/1/2040	875,000	726,652
5.25%, 2/1/2042	273,000	223,860
5.35%, 7/1/2049	346,000	281,319
6.00%, 1/15/2037	273,000	253,289
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	443,000	395,369
7.00%, 11/1/2026 (a)	204,000	198,612

See accompanying notes to financial statements.
252

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 12/31/2028 (a)	$ 313,000	$ 307,172
9.00%, 11/1/2027 (a)	14,000	17,093
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	322,000	327,513
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	342,000	316,059
California Resources Corp. 7.13%, 2/1/2026 (a)	470,000	448,328
Callon Petroleum Co.:
6.38%, 7/1/2026	200,000	188,122
7.50%, 6/15/2030 (a)	346,000	317,635
8.00%, 8/1/2028 (a)	511,000	485,005
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
8.13%, 1/15/2027 (a) (b)	253,000	237,797
11.00%, 4/15/2025 (a)	339,000	354,123
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	361,000	348,455
5.88%, 2/1/2029 (a)	327,000	311,517
6.75%, 4/15/2029 (a)	598,000	582,314
Chord Energy Corp. 6.38%, 6/1/2026 (a)	259,000	250,919
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	328,000	301,429
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	538,000	496,569
7.25%, 3/14/2027 (a) (b)	284,000	283,131
7.38%, 1/15/2031 (a)	231,000	221,645
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	483,000	415,868
7.75%, 2/15/2026 (a)	415,000	405,127
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	788,000	681,447
6.75%, 3/1/2029 (a)	1,022,000	922,713
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	618,000	586,964
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	287,000	257,267
5.63%, 10/15/2025 (a)	691,000	666,815
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	359,000	330,093
5.75%, 2/15/2028 (a)	381,000	330,815
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	515,000	491,016
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	470,000	428,184
Endeavor Energy Resources L.P./EER Finance, Inc. 5.75%, 1/30/2028 (a)	595,000	569,724
Energean PLC 6.50%, 4/30/2027 (a) (b)	175,000	161,105
Security Description	Principal Amount	Value
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	$ 172,000	$ 177,714
EnQuest PLC 11.63%, 11/1/2027 (a)	200,000	188,214
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	358,000	340,386
Global Marine, Inc. 7.00%, 6/1/2028	322,000	236,200
Gran Tierra Energy International Holdings, Ltd. 6.25%, 2/15/2025 (a)	290,000	254,124
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	200,000	162,616
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	340,000	336,780
Harbour Energy PLC 5.50%, 10/15/2026 (a)	482,000	431,279
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	515,000	460,189
6.00%, 4/15/2030 (a)	326,000	291,741
6.00%, 2/1/2031 (a)	403,000	342,095
6.25%, 11/1/2028 (a)	554,000	502,611
6.25%, 4/15/2032 (a)	322,000	276,633
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	456,000	448,754
Laredo Petroleum, Inc.:
7.75%, 7/31/2029 (a) (b)	235,000	212,360
9.50%, 1/15/2025	461,000	456,966
10.13%, 1/15/2028 (b)	258,000	254,135
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	257,000	246,162
Matador Resources Co. 5.88%, 9/15/2026	504,000	486,415
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	409,000	385,887
7.13%, 2/1/2027 (a) (b)	304,000	310,238
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	553,000	498,098
10.50%, 5/15/2027 (a)	391,000	374,144
Murphy Oil Corp.:
5.88%, 12/1/2027	334,000	321,405
6.13%, 12/1/2042	301,000	235,855
6.38%, 7/15/2028	104,000	100,629
7.05%, 5/1/2029	609,000	610,596
Nabors Industries, Inc.:
5.75%, 2/1/2025	142,000	135,286
7.38%, 5/15/2027 (a)	535,000	524,214
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	445,000	421,255
7.50%, 1/15/2028 (a)	255,000	232,399

See accompanying notes to financial statements.
253

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	$ 507,000	$ 496,520
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	572,000	548,868
Occidental Petroleum Corp.:
Zero Coupon, 10/10/2036	873,000	438,909
2.90%, 8/15/2024	31,000	29,763
3.40%, 4/15/2026	19,000	17,812
3.50%, 8/15/2029	594,000	532,949
4.10%, 2/15/2047	187,000	143,012
4.20%, 3/15/2048	345,000	265,295
4.40%, 4/15/2046	297,000	233,207
4.40%, 8/15/2049	176,000	137,701
4.63%, 6/15/2045	187,000	149,359
5.50%, 12/1/2025	311,000	310,179
5.55%, 3/15/2026	555,000	553,030
5.88%, 9/1/2025	362,000	362,550
6.13%, 1/1/2031	702,000	710,417
6.20%, 3/15/2040	486,000	475,736
6.38%, 9/1/2028	478,000	484,099
6.45%, 9/15/2036	1,096,000	1,118,139
6.60%, 3/15/2046	744,000	765,688
6.63%, 9/1/2030	921,000	951,660
7.50%, 5/1/2031	618,000	661,927
7.88%, 9/15/2031	365,000	402,872
7.95%, 6/15/2039	273,000	297,895
8.50%, 7/15/2027	371,000	401,040
8.88%, 7/15/2030	748,000	844,672
Par Petroleum LLC/Par Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	290,000	279,540
Parkland Corp.:
4.50%, 10/1/2029 (a)	461,000	386,074
4.63%, 5/1/2030 (a)	592,000	493,183
5.88%, 7/15/2027 (a)	362,000	343,006
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	316,000	278,804
5.15%, 11/15/2029	214,000	192,656
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	566,000	557,787
6.00%, 2/15/2028	658,000	582,343
PDC Energy, Inc. 5.75%, 5/15/2026	561,000	533,629
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a) (b)	223,000	203,171
6.88%, 4/1/2027 (a)	244,000	229,894
Petrofac, Ltd. 9.75%, 11/15/2026 (a)	494,000	279,095
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	394,000	369,198
7.13%, 1/15/2026 (a)	483,000	469,780
Range Resources Corp.:
4.75%, 2/15/2030 (a)	404,000	357,419
4.88%, 5/15/2025	367,000	349,810
Security Description	Principal Amount	Value
8.25%, 1/15/2029	$ 440,000	$ 453,429
ROCC Holdings LLC 9.25%, 8/15/2026 (a)	435,000	434,970
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	594,000	543,599
SM Energy Co.:
5.63%, 6/1/2025	130,000	125,585
6.50%, 7/15/2028 (b)	314,000	300,109
6.63%, 1/15/2027	316,000	304,592
6.75%, 9/15/2026	333,000	324,595
Southwestern Energy Co.:
4.75%, 2/1/2032	772,000	659,157
5.38%, 2/1/2029	446,000	413,099
5.38%, 3/15/2030	786,000	714,812
5.70%, 1/23/2025	300,000	296,082
7.75%, 10/1/2027 (b)	289,000	298,393
8.38%, 9/15/2028	147,000	152,243
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	475,000	348,603
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	514,000	449,580
4.50%, 4/30/2030	383,000	332,601
5.88%, 3/15/2028	312,000	295,792
6.00%, 4/15/2027	435,000	429,497
Talos Production, Inc. 12.00%, 1/15/2026	382,000	402,979
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	465,000	432,701
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	268,000	241,414
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	82,505	80,832
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	151,200	148,803
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	398,125	387,921
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	49,615	49,221
Transocean, Inc.:
6.80%, 3/15/2038	444,000	279,964
7.25%, 11/1/2025 (a)	250,000	221,765
7.50%, 1/15/2026 (a)	205,000	172,727
7.50%, 4/15/2031	552,000	368,493
8.00%, 2/1/2027 (a)	364,000	296,602
11.50%, 1/30/2027 (a)	536,000	538,342
Ultra Resources, Inc. 11.00%, 7/12/2024 (e) (f)	16,577	850
Vantage Drilling International 9.25%, 11/15/2023 (a)	46,000	45,240
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a)	219,000	211,655
6.88%, 5/1/2030 (a)	476,000	436,754
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	196,000	186,433
		54,707,294

See accompanying notes to financial statements.
254

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	$ 540,000	$ 496,314
6.88%, 4/1/2027 (a)	289,000	276,767
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	351,000	325,191
CGG SA 8.75%, 4/1/2027 (a) (b)	382,000	309,592
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	298,000	278,177
Enerflex, Ltd. 9.00%, 10/15/2027	451,000	449,940
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	76,581
Oceaneering International, Inc.:
4.65%, 11/15/2024	264,000	253,622
6.00%, 2/1/2028 (b)	267,000	249,728
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	182,399	180,907
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	182,800	180,974
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	478,000	459,219
6.88%, 9/1/2027	617,000	578,647
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	297,000	291,244
8.63%, 4/30/2030 (a) (b)	1,184,000	1,143,330
11.00%, 12/1/2024 (a)	190,000	195,214
Welltec International APS 8.25%, 10/15/2026 (a)	271,000	265,878
		6,011,325
PACKAGING & CONTAINERS — 2.5%
ARD Finance SA 6.50%, 6/30/2027 (a)	721,000	504,094
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	396,000	387,989
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	327,000	277,937
4.00%, 9/1/2029 (a)	759,000	602,054
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	1,045,200	906,063
5.25%, 4/30/2025 (a)	463,000	442,892
5.25%, 8/15/2027 (a)	555,000	408,047
Security Description	Principal Amount	Value
5.25%, 8/15/2027 (a) (b)	$ 669,000	$ 504,500
Ball Corp.:
2.88%, 8/15/2030	860,000	686,383
3.13%, 9/15/2031	629,000	504,930
4.88%, 3/15/2026	470,000	456,915
5.25%, 7/1/2025	623,000	615,655
6.88%, 3/15/2028	282,000	289,876
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	252,000	242,684
5.63%, 7/15/2027 (a) (b)	239,000	234,172
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	367,000	322,410
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	283,000	271,256
8.75%, 4/15/2030 (a) (b)	753,000	660,607
Crown Americas LLC 5.25%, 4/1/2030 (a) (b)	340,000	320,906
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	267,000	254,787
4.75%, 2/1/2026	459,000	445,932
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	213,000	219,139
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	374,000	312,619
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	299,000	261,371
3.50%, 3/1/2029 (a)	219,000	187,779
3.75%, 2/1/2030 (a)	249,000	212,713
4.13%, 8/15/2024	208,000	203,426
4.75%, 7/15/2027 (a)	209,000	196,682
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	526,000	424,666
LABL, Inc.:
5.88%, 11/1/2028 (a)	323,000	276,249
6.75%, 7/15/2026 (a)	831,000	788,810
8.25%, 11/1/2029 (a)	382,000	304,771
10.50%, 7/15/2027 (a)	483,000	448,224
Matthews International Corp. 5.25%, 12/1/2025 (a)	265,000	250,194
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	1,108,000	1,078,040
7.25%, 4/15/2025 (a) (b)	819,000	758,107
OI European Group B.V. 4.75%, 2/15/2030 (a)	258,000	227,948
Owens-Brockway Glass Container, Inc.:
5.38%, 1/15/2025 (a) (b)	253,000	243,561
6.38%, 8/15/2025 (a) (b)	260,000	254,938

See accompanying notes to financial statements.
255

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 5/13/2027 (a) (b)	$ 370,000	$ 360,121
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.:
4.00%, 10/15/2027 (a)	650,000	577,115
4.38%, 10/15/2028 (a)	288,000	257,391
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	451,000	411,258
5.00%, 4/15/2029 (a)	303,000	284,656
5.13%, 12/1/2024 (a)	39,000	38,567
5.50%, 9/15/2025 (a)	237,000	235,232
6.88%, 7/15/2033 (a)	352,000	350,286
Silgan Holdings, Inc. 4.13%, 2/1/2028	345,000	319,370
Trident TPI Holdings, Inc.:
6.63%, 11/1/2025 (a)	91,000	80,097
9.25%, 8/1/2024 (a)	286,000	272,055
TriMas Corp. 4.13%, 4/15/2029 (a)	266,000	233,349
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	1,014,300	948,117
8.50%, 8/15/2027 (a) (b)	223,000	205,046
		20,561,986
PHARMACEUTICALS — 2.1%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	301,000	258,649
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	289,000	242,240
5.13%, 3/1/2030 (a)	376,000	320,021
6.13%, 8/1/2028 (a)	78,000	72,119
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	912,000	478,855
9.25%, 4/1/2026 (a)	435,000	306,458
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	1,064,000	680,715
5.00%, 1/30/2028 (a)	543,000	263,046
5.00%, 2/15/2029 (a)	312,000	149,941
5.25%, 1/30/2030 (a)	482,000	232,859
5.25%, 2/15/2031 (a)	508,000	245,999
5.50%, 11/1/2025 (a)	1,171,000	997,013
5.75%, 8/15/2027 (a)	411,000	279,743
6.13%, 2/1/2027 (a)	622,000	427,892
6.25%, 2/15/2029 (a)	778,000	377,003
7.25%, 5/30/2029 (a)	389,000	187,510
9.00%, 12/15/2025 (a) (b)	823,000	649,470
11.00%, 9/30/2028 (a) (b)	1,098,000	861,052
14.00%, 10/15/2030	228,000	135,441
BellRing Brands, Inc. 7.00%, 3/15/2030 (a) (b)	537,000	519,301
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	360,000	303,350
Elanco Animal Health, Inc. 6.40%, 8/28/2028	558,000	530,758
Security Description	Principal Amount	Value
Embecta Corp. 5.00%, 2/15/2030 (a)	$ 382,000	$ 320,204
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	427,000	379,125
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	498,000	341,055
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	210,000	215,477
Jazz Securities DAC 4.38%, 1/15/2029 (a)	883,000	792,616
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	245,000	55,096
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 10.00%, 4/15/2025 (a)	326,000	280,139
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a)	178,000	96,177
11.50%, 12/15/2028 (a) (b)	586,000	499,583
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	292,000	256,431
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	1,265,000	1,120,056
5.13%, 4/30/2031 (a)	1,295,000	1,121,755
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	246,000	195,509
6.63%, 4/1/2030 (a)	660,000	567,527
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	374,000	301,152
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	456,000	431,604
4.38%, 3/15/2026	500,000	465,395
4.40%, 6/15/2030	562,000	480,038
4.90%, 12/15/2044	248,000	166,631
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	164,000	148,497
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	322,000	266,339
5.13%, 1/15/2028 (a)	199,000	187,969
		17,207,810
PIPELINES — 4.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	538,000	492,125
5.75%, 3/1/2027 (a)	505,000	477,114
5.75%, 1/15/2028 (a)	370,000	344,799
7.88%, 5/15/2026 (a)	287,000	291,437

See accompanying notes to financial statements.
256

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	$ 224,000	$ 216,583
7.63%, 12/15/2025 (a)	362,000	360,085
Buckeye Partners L.P.:
3.95%, 12/1/2026	386,000	345,003
4.13%, 3/1/2025 (a)	198,000	189,423
4.13%, 12/1/2027	311,000	272,560
4.35%, 10/15/2024	295,000	283,849
4.50%, 3/1/2028 (a)	368,000	323,332
5.60%, 10/15/2044	232,000	168,258
5.85%, 11/15/2043	390,000	290,531
Cheniere Energy, Inc. 4.63%, 10/15/2028	924,000	837,920
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	309,000	255,070
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	864,000	757,054
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	410,000	382,259
5.75%, 4/1/2025	384,000	373,667
6.00%, 2/1/2029 (a)	496,000	457,501
8.00%, 4/1/2029 (a)	371,000	370,384
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	363,000	327,208
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	724,000	621,134
4.38%, 6/15/2031 (a)	598,000	500,143
EnLink Midstream LLC:
5.38%, 6/1/2029	297,000	275,708
5.63%, 1/15/2028 (a)	353,000	336,734
6.50%, 9/1/2030 (a) (b)	410,000	405,998
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	170,600	162,476
4.85%, 7/15/2026	250,000	236,318
5.05%, 4/1/2045	357,000	269,014
5.45%, 6/1/2047	394,000	316,307
5.60%, 4/1/2044	410,000	336,163
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	186,000	178,980
4.13%, 12/1/2026	362,000	322,321
4.50%, 1/15/2029 (a)	227,000	192,044
4.75%, 1/15/2031 (a)	698,000	575,173
5.50%, 7/15/2028	592,000	528,834
6.00%, 7/1/2025 (a)	247,000	239,943
7.50%, 6/1/2027 (a)	468,000	458,490
7.50%, 6/1/2030 (a)	561,000	540,798
6.50%, 7/1/2027 (a)	597,000	570,762
6.50%, 7/15/2048	441,000	330,754
Security Description	Principal Amount	Value
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	$ 346,000	$ 346,388
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	247,000	239,995
6.25%, 5/15/2026 (b)	353,000	323,673
6.50%, 10/1/2025	454,000	432,639
7.75%, 2/1/2028	423,000	389,765
8.00%, 1/15/2027	820,000	771,751
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	332,000	300,699
7.00%, 8/1/2027	289,000	275,804
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	588,000	564,204
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	477,000	409,047
5.13%, 6/15/2028 (a) (b)	351,000	326,651
5.50%, 10/15/2030 (a)	266,000	244,632
5.63%, 2/15/2026 (a)	360,000	349,412
Holly Energy Partners L.P./Holly Energy Finance Corp.:
5.00%, 2/1/2028 (a)	346,000	317,074
6.38%, 4/15/2027 (a)	315,000	310,861
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	322,000	311,165
ITT Holdings LLC 6.50%, 8/1/2029 (a)	938,000	791,466
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	437,000	409,535
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 11.50%, 2/28/2025 (a)	207,000	205,824
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	1,065,000	991,845
6.75%, 9/15/2025 (a)	917,000	869,362
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	1,537,000	1,369,021
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	159,000	129,122
7.50%, 4/15/2026 (b)	199,000	153,548
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	262,000	249,314
NuStar Logistics L.P.:
5.63%, 4/28/2027	419,000	393,881
5.75%, 10/1/2025	372,000	359,359
6.00%, 6/1/2026	372,000	359,289
6.38%, 10/1/2030 (b)	439,000	407,256
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	634,000	554,484

See accompanying notes to financial statements.
257

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 7/15/2029 (a)	$ 331,000	$ 300,528
6.88%, 4/15/2040 (a)	373,000	313,279
7.50%, 7/15/2038 (a)	351,000	320,498
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	341,000	316,083
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025 (b)	120,000	101,036
8.50%, 10/15/2026 (a)	561,000	532,653
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	491,000	436,352
6.00%, 3/1/2027 (a)	482,000	450,670
6.00%, 12/31/2030 (a)	515,000	447,932
6.00%, 9/1/2031 (a)	314,000	270,433
7.50%, 10/1/2025 (a)	436,000	439,832
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	313,000	272,238
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	829,000	725,806
3.88%, 11/1/2033 (a)	842,000	687,417
4.13%, 8/15/2031 (a)	692,000	589,937
Western Midstream Operating L.P.:
3.35%, 2/1/2025	463,000	438,100
3.95%, 6/1/2025	243,000	230,366
4.30%, 2/1/2030	792,000	693,729
4.50%, 3/1/2028	318,000	291,409
4.65%, 7/1/2026	338,000	321,631
4.75%, 8/15/2028	262,000	240,037
5.30%, 3/1/2048	483,000	399,914
5.45%, 4/1/2044	403,000	336,594
5.50%, 8/15/2048	237,000	196,836
5.50%, 2/1/2050	631,000	521,749
		38,246,381
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	502,000	480,233
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	442,000	370,988
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	534,000	521,830
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	429,000	358,867
4.38%, 2/1/2031 (a)	426,000	342,960
5.38%, 8/1/2028 (a)	641,000	577,137
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	465,000	392,855
Security Description	Principal Amount	Value
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	$ 399,000	$ 317,321
4.75%, 2/1/2030	433,000	331,107
5.00%, 3/1/2031 (b)	408,000	312,014
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	788,000	574,594
5.75%, 1/15/2029 (a)	580,000	437,732
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	336,000	109,959
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	389,000	145,373
		5,272,970
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	343,000	274,472
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	291,000	248,139
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	517,000	437,098
5.75%, 5/15/2026 (a)	692,000	637,484
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	235,000	198,446
Diversified Healthcare Trust:
4.38%, 3/1/2031 (b)	335,000	213,482
4.75%, 5/1/2024	355,000	306,408
4.75%, 2/15/2028	423,000	240,416
9.75%, 6/15/2025	273,000	261,785
GEO Group Inc. 6.00%, 4/15/2026	333,000	293,729
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	333,000	280,399
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	864,000	750,211
3.75%, 9/15/2030 (a)	240,000	177,437
6.00%, 4/15/2025 (a)	342,000	331,360
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	467,000	389,665
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	586,000	539,630
4.88%, 9/15/2029 (a)	864,000	752,734
5.00%, 7/15/2028 (a)	340,000	305,606
5.25%, 3/15/2028 (a)	579,000	532,605
5.25%, 7/15/2030 (a)	943,000	818,948
5.63%, 7/15/2032 (a)	367,000	320,079
REIT, 4.50%, 2/15/2031 (a)	772,000	635,889

See accompanying notes to financial statements.
258

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
iStar, Inc.:
4.25%, 8/1/2025	$ 328,000	$ 321,998
4.75%, 10/1/2024	418,000	415,333
5.50%, 2/15/2026	183,000	183,163
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	501,000	421,867
4.75%, 6/15/2029 (a)	340,000	274,519
5.25%, 10/1/2025 (a)	543,000	511,473
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	708,000	487,083
4.63%, 8/1/2029	610,000	472,549
5.00%, 10/15/2027 (b)	996,000	838,134
5.25%, 8/1/2026 (b)	503,000	459,239
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	398,000	292,514
Office Properties Income Trust:
2.40%, 2/1/2027	668,000	489,885
3.45%, 10/15/2031	318,000	214,361
4.25%, 5/15/2024	250,000	235,550
4.50%, 2/1/2025	799,000	723,518
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	368,000	311,501
5.88%, 10/1/2028 (a)	673,000	612,955
7.50%, 6/1/2025 (a)	377,000	377,121
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a) (b)	459,000	397,370
4.75%, 10/15/2027	474,000	430,880
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	386,000	346,501
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	190,000	169,111
4.00%, 9/15/2029 (a)	378,000	308,569
SBA Communications Corp.:
3.13%, 2/1/2029	1,038,000	864,405
Series WI, 3.88%, 2/15/2027	864,000	782,127
Service Properties Trust:
3.95%, 1/15/2028 (b)	388,000	276,198
4.35%, 10/1/2024	584,000	532,117
4.38%, 2/15/2030	250,000	167,583
4.50%, 3/15/2025	321,000	279,068
4.65%, 3/15/2024	299,000	287,013
4.75%, 10/1/2026	379,000	299,558
4.95%, 2/15/2027	396,000	312,123
4.95%, 10/1/2029	269,000	188,281
5.25%, 2/15/2026	389,000	325,255
5.50%, 12/15/2027	343,000	295,055
7.50%, 9/15/2025	577,000	551,018
Security Description	Principal Amount	Value
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	$ 305,000	$ 266,875
3.75%, 12/31/2024 (a)	281,000	266,020
4.38%, 1/15/2027 (a)	363,000	319,447
4.75%, 3/15/2025	312,000	298,431
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	502,000	318,519
7.88%, 2/15/2025 (a)	1,445,000	1,402,445
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	476,000	380,138
6.50%, 2/15/2029 (a)	792,000	524,415
XHR L.P.:
4.88%, 6/1/2029 (a)	295,000	242,245
6.38%, 8/15/2025 (a)	395,000	385,567
		27,805,119
RETAIL — 5.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	532,000	458,909
3.88%, 1/15/2028 (a)	862,000	776,395
4.00%, 10/15/2030 (a)	1,924,000	1,562,384
4.38%, 1/15/2028 (a)	635,000	571,049
5.75%, 4/15/2025 (a) (b)	283,000	281,579
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	294,000	149,634
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a) (b)	193,000	190,975
Academy, Ltd. 6.00%, 11/15/2027 (a)	271,000	260,309
Arko Corp. 5.13%, 11/15/2029 (a)	196,000	153,742
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	435,000	383,065
4.63%, 11/15/2029 (a)	532,000	448,859
4.75%, 3/1/2030	295,000	247,638
5.00%, 2/15/2032 (a)	427,000	352,258
At Home Group, Inc.:
4.88%, 7/15/2028 (a) (b)	257,000	181,588
7.13%, 7/15/2029 (a) (b)	418,000	242,649
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	162,000	151,036
6.63%, 10/1/2030 (a)	551,000	516,799
6.69%, 1/15/2027	400,000	396,860
6.75%, 7/1/2036	555,000	486,507
6.88%, 11/1/2035	649,000	576,942
6.95%, 3/1/2033	412,000	356,479
7.50%, 6/15/2029 (b)	430,000	424,109
9.38%, 7/1/2025 (a) (b)	144,000	154,318

See accompanying notes to financial statements.
259

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	$ 397,000	$ 245,664
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	198,000	165,279
4.50%, 11/15/2026 (a) (b)	273,000	255,886
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	117,000	26,140
5.17%, 8/1/2044	468,000	46,355
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	412,000	346,356
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	263,000	218,982
Brinker International, Inc. 5.00%, 10/1/2024 (a)	235,000	226,632
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	200,000	140,164
Carvana Co.:
4.88%, 9/1/2029 (a)	553,000	210,140
5.50%, 4/15/2027 (a)	475,000	185,250
5.63%, 10/1/2025 (a)	306,000	135,151
5.88%, 10/1/2028 (a)	456,000	175,793
10.25%, 5/1/2030 (a)	2,150,000	1,009,898
CEC Entertainment LLC 6.75%, 5/1/2026 (a) (b)	491,000	456,021
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	245,000	247,156
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	470,000	412,608
8.50%, 10/30/2025 (a)	465,000	435,533
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	686,000	625,035
5.88%, 4/1/2029 (a)	552,000	452,651
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	604,000	511,274
6.75%, 1/15/2030 (a)	792,000	639,334
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	425,000	372,670
5.63%, 1/1/2030 (a)	393,000	351,004
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	297,000	233,947
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	325,000	244,056
Gap, Inc.:
3.63%, 10/1/2029 (a)	515,000	366,484
3.88%, 10/1/2031 (a) (b)	630,000	444,452
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	408,000	257,815
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	548,000	465,910
Security Description	Principal Amount	Value
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	$ 393,000	$ 325,207
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	348,000	285,670
IRB Holding Corp. 7.00%, 6/15/2025 (a)	276,000	275,249
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	375,000	314,366
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	419,000	405,240
Kohl's Corp.:
3.63%, 5/1/2031	322,000	226,060
4.25%, 7/17/2025	144,000	134,974
5.55%, 7/17/2045	146,000	92,056
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	519,000	336,603
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	724,000	584,789
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	440,000	362,644
4.38%, 1/15/2031 (a) (b)	367,000	301,171
4.63%, 12/15/2027 (a)	343,000	312,428
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	604,000	535,416
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	289,000	198,326
5.13%, 1/15/2042	215,000	139,223
5.88%, 4/1/2029 (a) (b)	388,000	345,134
5.88%, 3/15/2030 (a)	349,000	303,358
6.13%, 3/15/2032 (a)	333,000	279,896
Macy's Retail Holdings, Inc. 4.30%, 2/15/2043	239,000	144,275
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	269,000	237,702
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	571,000	461,157
7.88%, 5/1/2029 (a)	832,000	561,508
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a) (b)	361,000	300,583
4.75%, 9/15/2029	385,000	351,717
5.63%, 5/1/2027	242,000	234,755
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	695,000	653,682
Nordstrom, Inc.:
4.00%, 3/15/2027	355,000	295,161
4.25%, 8/1/2031	216,000	155,816
4.38%, 4/1/2030	417,000	313,034
5.00%, 1/15/2044 (b)	669,000	405,708
6.95%, 3/15/2028 (b)	377,000	344,118
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	166,000	138,552

See accompanying notes to financial statements.
260

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	$ 294,000	$ 199,702
6.75%, 8/1/2029 (a)	271,000	189,101
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	414,000	119,952
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	233,000	195,403
7.50%, 10/15/2027 (a)	212,000	206,221
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	310,000	288,771
3.75%, 6/15/2029	336,000	272,882
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	738,000	668,761
7.75%, 2/15/2029 (a)	844,000	787,368
QVC, Inc.:
4.38%, 9/1/2028	423,000	250,391
4.45%, 2/15/2025	568,000	464,374
4.85%, 4/1/2024	422,000	393,085
5.45%, 8/15/2034	352,000	178,327
5.95%, 3/15/2043	195,000	93,506
WI, 4.75%, 2/15/2027	338,000	239,027
Rite Aid Corp. 8.00%, 11/15/2026 (a)	561,000	295,451
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	522,000	502,801
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	257,000	236,157
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	491,000	395,913
4.88%, 11/15/2031 (a) (b)	412,000	324,363
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	512,000	411,249
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	204,000	182,223
6.00%, 12/1/2029 (a)	580,000	463,872
6.13%, 7/1/2029 (a)	509,000	413,130
Staples, Inc.:
7.50%, 4/15/2026 (a)	1,359,000	1,169,868
10.75%, 4/15/2027 (a) (b)	668,000	481,127
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	383,000	327,856
5.88%, 3/1/2027	391,000	374,078
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	364,000	312,592
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	277,000	275,634
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	437,000	342,892
Security Description	Principal Amount	Value
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	$ 349,000	$ 304,105
White Cap Parent LLC 8.25%, 3/15/2026 (a)	467,000	403,493
Yum! Brands, Inc.:
3.63%, 3/15/2031	650,000	544,706
3.88%, 11/1/2023	109,000	107,249
4.63%, 1/31/2032	774,000	686,252
4.75%, 1/15/2030 (a)	490,000	450,413
5.35%, 11/1/2043	282,000	233,567
5.38%, 4/1/2032	632,000	585,535
6.88%, 11/15/2037	223,000	225,355
		44,180,053
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	374,000	371,984
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	457,000	429,840
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	631,000	582,129
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	310,000	249,336
4.38%, 4/15/2028 (a)	320,000	282,624
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	370,000	323,428
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	219,000	183,275
		2,422,616
SOFTWARE — 2.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	226,000	219,832
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,585,000	1,174,216
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	538,000	527,643
9.13%, 3/1/2026 (a)	271,000	256,130
Camelot Finance SA 4.50%, 11/1/2026 (a)	350,000	329,049
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	288,000	113,267
CDK Global, Inc.:
4.88%, 6/1/2027	5,000	4,194
6.50%, 10/15/2024	20,000	19,537
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a) (b)	627,000	614,341
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	527,000	457,178
4.88%, 7/1/2029 (a) (b)	484,000	411,535
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a) (b)	377,000	355,673
6.50%, 10/15/2028 (a)	358,000	327,155

See accompanying notes to financial statements.
261

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	$ 274,000	$ 236,109
Elastic NV 4.13%, 7/15/2029 (a)	404,000	326,186
Escrow RCN Corp. 11.63%, 4/15/2023 (f)	3,000	217
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	567,000	514,360
5.25%, 5/15/2026 (a)	180,000	176,269
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	224,000	170,493
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	405,000	293,625
MSCI, Inc.:
3.25%, 8/15/2033 (a)	490,000	378,260
3.63%, 9/1/2030 (a)	534,000	444,897
3.63%, 11/1/2031 (a)	397,000	330,336
3.88%, 2/15/2031 (a)	642,000	534,478
4.00%, 11/15/2029 (a)	551,000	481,651
Open Text Corp.:
3.88%, 2/15/2028 (a)	662,000	568,148
3.88%, 12/1/2029 (a)	786,000	632,730
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	465,000	378,296
4.13%, 12/1/2031 (a)	415,000	323,414
Picard Midco, Inc. 6.50%, 3/31/2029 (a)	2,753,000	2,331,103
PTC, Inc.:
3.63%, 2/15/2025 (a)	273,000	260,396
4.00%, 2/15/2028 (a)	235,000	212,696
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a) (b)	325,000	189,199
5.38%, 12/1/2028 (a)	412,000	181,078
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	595,000	468,687
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	343,000	271,570
Skillz, Inc. 10.25%, 12/15/2026 (a)	180,000	119,488
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,213,000	1,141,918
Twilio, Inc.:
3.63%, 3/15/2029	262,000	212,885
3.88%, 3/15/2031 (b)	413,000	327,918
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	1,145,000	785,092
Ziff Davis, Inc. 4.63%, 10/15/2030 (a) (b)	298,000	252,326
Security Description	Principal Amount	Value
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a) (b)	$ 353,000	$ 297,466
		17,651,041
TELECOMMUNICATIONS — 6.0%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	704,000	415,670
10.50%, 5/15/2027 (a)	1,050,000	800,530
Altice France SA:
5.13%, 1/15/2029 (a)	527,000	401,189
5.13%, 7/15/2029 (a)	1,817,000	1,359,007
5.50%, 1/15/2028 (a)	813,000	638,311
5.50%, 10/15/2029 (a)	1,356,000	1,038,208
8.13%, 2/1/2027 (a)	1,262,000	1,152,055
Avaya, Inc. 6.13%, 9/15/2028 (a)	652,000	198,723
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	458,000	385,004
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	279,000	221,085
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	709,000	658,129
Ciena Corp. 4.00%, 1/31/2030 (a)	192,000	169,308
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	484,000	331,951
6.00%, 6/15/2025 (a) (b)	901,000	819,964
CommScope, Inc.:
4.75%, 9/1/2029 (a)	706,000	570,137
6.00%, 3/1/2026 (a)	1,000,000	922,890
7.13%, 7/1/2028 (a)	463,000	332,971
8.25%, 3/1/2027 (a)	660,000	516,364
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	1,451,000	1,351,752
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	319,000	235,243
6.50%, 10/1/2028 (a) (b)	680,000	529,516
Embarq Corp. 8.00%, 6/1/2036	1,021,000	474,836
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	967,000	843,243
5.88%, 10/15/2027 (a)	742,000	690,587
5.88%, 11/1/2029	500,000	387,730
6.00%, 1/15/2030 (a) (b)	589,000	463,443
6.75%, 5/1/2029 (a)	757,000	625,850
8.75%, 5/15/2030 (a)	787,000	803,535
Frontier Florida LLC Series E, 6.86%, 2/1/2028	366,000	336,870

See accompanying notes to financial statements.
262

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	$ 676,000	$ 364,871
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	489,000	469,200
6.63%, 8/1/2026	638,000	595,516
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	755,000	701,229
7.00%, 10/15/2028 (a)	593,000	537,839
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,138,000	1,918,577
Intrado Corp. 8.50%, 10/15/2025 (a)	386,000	338,638
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	598,000	506,620
3.63%, 1/15/2029 (a)	454,000	332,146
3.75%, 7/15/2029 (a)	687,000	494,764
3.88%, 11/15/2029 (a)	455,000	358,640
4.25%, 7/1/2028 (a)	889,000	700,336
4.63%, 9/15/2027 (a)	702,000	585,847
Ligado Networks LLC 17.50%, 5/1/2024 (a)	444,143	42,314
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	806,000	686,631
5.13%, 12/15/2026 (a) (b)	446,000	387,436
5.38%, 6/15/2029 (a)	655,000	478,871
4.50%, 1/15/2029 (a)	706,000	487,705
Series G, 6.88%, 1/15/2028	40,000	33,295
Series P, 7.60%, 9/15/2039	398,000	271,221
Series U, 7.65%, 3/15/2042	328,000	216,070
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	291,000	303,007
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	387,000	326,299
5.13%, 1/15/2028 (a) (b)	469,800	437,135
6.25%, 3/25/2029 (a)	235,800	226,186
6.63%, 10/15/2026 (a)	9,000	8,959
Nokia Oyj:
4.38%, 6/12/2027	332,000	315,656
6.63%, 5/15/2039	296,000	283,251
Qwest Corp. 7.25%, 9/15/2025	550,000	546,293
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a) (b)	463,000	429,460
Sprint Capital Corp.:
6.88%, 11/15/2028	1,677,000	1,743,979
8.75%, 3/15/2032	1,446,000	1,720,118
Sprint Corp.:
7.13%, 6/15/2024	1,633,000	1,666,183
7.63%, 2/15/2025	885,000	916,356
7.63%, 3/1/2026	910,000	957,602
Telecom Italia Capital SA:
6.00%, 9/30/2034	671,000	513,812
6.38%, 11/15/2033	719,000	591,442
Security Description	Principal Amount	Value
7.20%, 7/18/2036	$ 685,000	$ 556,015
7.72%, 6/4/2038	723,000	603,958
Telecom Italia SpA 5.30%, 5/30/2024 (a)	1,041,000	987,284
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	254,000	115,631
5.63%, 12/6/2026 (a)	518,000	242,098
6.50%, 10/15/2027 (a)	315,000	92,553
United States Cellular Corp. 6.70%, 12/15/2033	491,000	435,777
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	463,000	432,146
5.63%, 4/15/2027 (a)	394,000	357,295
6.50%, 7/15/2028 (a)	261,000	199,934
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	308,000	256,934
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	775,000	627,789
4.75%, 7/15/2031 (a)	933,000	759,761
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	1,430,000	1,440,510
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b) (c)	228,000	188,889
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	693,000	518,163
5 Year CMT + 3.07%, 5.13%, 6/4/2081 (c)	621,000	446,803
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	1,075,000	879,457
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	1,181,000	875,251
6.13%, 3/1/2028 (a)	796,000	453,927
		49,637,780
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a) (b)	419,000	252,418
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	423,000	389,756
3.75%, 4/1/2029 (a)	335,000	294,445
5.45%, 11/1/2041	237,000	193,368
5.88%, 12/15/2027 (a)	432,000	423,749
6.20%, 10/1/2040	173,000	149,476
		1,450,794
TRANSPORTATION — 0.2%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	412,000	373,626

See accompanying notes to financial statements.
263

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	$ 222,000	$ 158,224
Danaos Corp. 8.50%, 3/1/2028 (a)	237,000	227,821
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	386,000	322,634
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	403,000	382,258
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	287,000	216,872
XPO CNW, Inc. 6.70%, 5/1/2034	245,000	221,845
		1,903,280
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	495,000	470,245
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	271,000	213,621
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	517,000	486,440
9.75%, 8/1/2027 (a)	285,000	285,981
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	912,000	777,334
		2,233,621
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	251,000	249,938
TOTAL CORPORATE BONDS & NOTES (Cost $906,972,850)		810,833,506
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
PANAMA — 0.1%
Carnival Corp. 10.50%, 6/1/2030 (a)	774,000	632,621
SWITZERLAND — 0.0% (d)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (b)	377,000	341,178
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,078,667)		973,799

Security Description	Shares	Value
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (f)	158	$ —
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Ranger Oil Corp. Class A	274	11,069
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (g)	434	3,364
TOTAL COMMON STOCKS (Cost $9,005)		14,433
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC , (Cost $854)(f)	324	855
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h) (i)	1,599,151	1,599,471
State Street Navigator Securities Lending Portfolio II (j) (k)	70,545,968	70,545,968
TOTAL SHORT-TERM INVESTMENTS (Cost $72,145,561)		72,145,439
TOTAL INVESTMENTS — 106.5% (Cost $980,206,937)		883,968,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(54,293,869)
NET ASSETS — 100.0%		$ 829,674,163
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 72.8% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $2,202, representing 0.00% of the Fund's net assets.
(g)	Non-income producing security.

See accompanying notes to financial statements.
264

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$810,832,159	$1,347	$810,833,506
Foreign Government Obligations	—	973,799	—	973,799
Common Stocks	14,433	—	0(a)	14,433
Preferred Stocks	—	—	855	855
Short-Term Investments	72,145,439	—	—	72,145,439
TOTAL INVESTMENTS	$72,159,872	$ 811,805,958	$2,202	$883,968,032
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,139,328	$ 3,139,014	$ 72,533,239	$ 74,073,949	$1,281	$(114)	1,599,151	$ 1,599,471	$ 82,237
State Street Navigator Securities Lending Portfolio II	60,283,638	60,283,638	81,718,682	71,456,352	—	—	70,545,968	70,545,968	321,177
Total		$63,422,652	$154,251,921	$145,530,301	$1,281	$(114)		$72,145,439	$403,414
See accompanying notes to financial statements.
265

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
WPP Finance 2010 3.75%, 9/19/2024	$ 25,000	$ 24,214
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.20%, 2/4/2026	593,000	538,990
2.25%, 6/15/2026	200,000	180,460
2.60%, 10/30/2025	250,000	233,097
2.70%, 2/1/2027	150,000	135,448
2.95%, 2/1/2030	75,000	63,485
3.10%, 5/1/2026	115,000	108,118
3.20%, 3/1/2029	149,000	131,092
3.25%, 2/1/2028	100,000	91,312
3.55%, 3/1/2038	197,000	145,108
3.63%, 2/1/2031	130,000	113,781
3.63%, 3/1/2048	100,000	66,464
3.75%, 2/1/2050	125,000	86,163
3.85%, 11/1/2048	63,000	43,546
3.90%, 5/1/2049	115,000	81,061
4.88%, 5/1/2025	450,000	446,368
5.04%, 5/1/2027	100,000	98,955
5.15%, 5/1/2030	398,000	388,157
5.71%, 5/1/2040	474,000	451,253
5.81%, 5/1/2050	470,000	437,288
5.88%, 2/15/2040	169,000	162,522
6.63%, 2/15/2038	150,000	154,971
General Dynamics Corp.:
2.38%, 11/15/2024	100,000	95,469
3.25%, 4/1/2025	606,000	587,559
3.50%, 5/15/2025 (b)	92,000	89,622
3.63%, 4/1/2030	114,000	106,198
3.75%, 5/15/2028	190,000	181,110
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	150,000	128,258
3.85%, 12/15/2026	50,000	47,774
4.40%, 6/15/2028	375,000	360,957
4.85%, 4/27/2035	150,000	139,740
Lockheed Martin Corp.:
1.85%, 6/15/2030	200,000	163,918
3.55%, 1/15/2026	200,000	194,268
3.80%, 3/1/2045	371,000	304,031
3.90%, 6/15/2032	145,000	136,184
4.07%, 12/15/2042	220,000	190,040
4.15%, 6/15/2053	54,000	45,905
4.70%, 5/15/2046	100,000	93,150
4.95%, 10/15/2025	100,000	100,738
5.72%, 6/1/2040	104,000	109,744
Northrop Grumman Corp.:
2.93%, 1/15/2025	281,000	269,679
4.03%, 10/15/2047	25,000	20,721
5.15%, 5/1/2040	449,000	437,959
5.25%, 5/1/2050 (b)	100,000	98,907
7.75%, 2/15/2031	100,000	116,038
Security Description	Principal Amount	Value
Raytheon Technologies Corp.:
1.90%, 9/1/2031	$ 125,000	$ 98,020
2.25%, 7/1/2030	50,000	41,596
2.38%, 3/15/2032	100,000	81,069
3.03%, 3/15/2052	270,000	184,526
3.13%, 7/1/2050	200,000	140,888
3.20%, 3/15/2024	50,000	48,904
3.75%, 11/1/2046	280,000	218,030
4.13%, 11/16/2028	354,000	339,249
4.15%, 5/15/2045	390,000	325,194
4.35%, 4/15/2047	200,000	171,578
4.50%, 6/1/2042	200,000	179,988
4.63%, 11/16/2048	250,000	226,260
4.80%, 12/15/2043	150,000	136,617
		10,367,527
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	175,000	164,616
2.45%, 2/4/2032	65,000	49,020
3.40%, 5/6/2030	227,000	193,776
3.40%, 2/4/2041	50,000	33,179
3.70%, 2/4/2051	273,000	172,446
3.80%, 2/14/2024	80,000	78,590
3.88%, 9/16/2046	50,000	33,373
4.25%, 8/9/2042	100,000	74,078
4.40%, 2/14/2026	196,000	192,127
4.45%, 5/6/2050	100,000	70,837
4.50%, 5/2/2043	312,000	234,777
4.80%, 2/14/2029 (b)	183,000	175,460
5.80%, 2/14/2039	85,000	77,955
5.95%, 2/14/2049	262,000	233,481
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	100,000	92,796
2.70%, 9/15/2051	290,000	193,096
BAT Capital Corp.:
2.26%, 3/25/2028	260,000	216,395
3.22%, 8/15/2024	225,000	216,936
3.22%, 9/6/2026	150,000	138,557
3.56%, 8/15/2027	335,000	305,048
3.73%, 9/25/2040	57,000	38,735
4.54%, 8/15/2047	200,000	142,162
4.70%, 4/2/2027	300,000	288,147
4.74%, 3/16/2032	50,000	44,398
4.91%, 4/2/2030	303,000	277,706
5.28%, 4/2/2050	25,000	19,700
5.65%, 3/16/2052	40,000	33,151
BAT International Finance PLC:
1.67%, 3/25/2026 (b)	197,000	174,422
4.45%, 3/16/2028	50,000	46,280
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	100,000	82,088
3.25%, 8/15/2026 (b)	47,000	43,835
3.75%, 9/25/2027	100,000	93,517
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	173,000	152,036

See accompanying notes to financial statements.
266

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 5/1/2025 (b)	$ 190,000	$ 175,758
1.75%, 11/1/2030	114,000	89,214
2.10%, 5/1/2030	102,000	82,586
2.75%, 2/25/2026 (b)	100,000	93,858
3.13%, 3/2/2028 (b)	250,000	227,407
3.25%, 11/10/2024 (b)	125,000	120,866
3.38%, 8/11/2025	150,000	144,039
3.38%, 8/15/2029	150,000	135,195
4.25%, 11/10/2044	275,000	221,556
4.38%, 11/15/2041	50,000	41,189
4.88%, 11/15/2043	125,000	109,959
5.00%, 11/17/2025	70,000	70,358
5.13%, 11/17/2027	95,000	95,900
5.75%, 11/17/2032	70,000	71,598
Reynolds American, Inc.:
4.45%, 6/12/2025	515,000	503,979
5.70%, 8/15/2035	50,000	45,236
5.85%, 8/15/2045	200,000	170,742
7.25%, 6/15/2037	50,000	51,219
		6,833,379
AIRLINES — 0.3%
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	185,739	165,556
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	93,535	81,502
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	21,665	18,740
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	60,510	50,508
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	13,801	13,127
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	7,629	6,508
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	78,221	69,263
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	20,689
5.13%, 6/15/2027	180,000	177,952
5.25%, 5/4/2025	377,000	378,282
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	30,576	26,644
Security Description	Principal Amount	Value
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	$ 26,622	$ 25,669
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	95,895	88,394
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	91,190	83,065
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	73,617	65,077
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	80,911	68,981
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	46,392	40,889
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	105,258	84,711
United Airlines 2020-1 Pass Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	229,211	225,780
Series 2020-1, Class B, 4.88%, 7/15/2027	57,150	53,800
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	58,864	53,793
		1,798,930
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025	75,000	71,633
2.85%, 3/27/2030	200,000	178,556
3.25%, 3/27/2040	240,000	194,921
3.38%, 3/27/2050 (b)	105,000	82,279
3.63%, 5/1/2043	50,000	41,184
3.88%, 11/1/2045	213,000	183,274
PVH Corp. 4.63%, 7/10/2025	180,000	173,820
Ralph Lauren Corp. 2.95%, 6/15/2030 (b)	100,000	86,141
VF Corp. 2.95%, 4/23/2030 (b)	210,000	174,693
		1,186,501

See accompanying notes to financial statements.
267

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp.:
1.50%, 1/13/2025 (b)	$ 225,000	$ 210,631
Series GMTN, 2.30%, 9/9/2026 (b)	100,000	91,422
Series GMTN, 3.50%, 2/15/2028	125,000	116,785
Series MTN, 0.75%, 8/9/2024	280,000	261,906
Series MTN, 1.00%, 9/10/2025	250,000	225,950
Series MTN, 2.15%, 9/10/2024	21,000	20,044
Series MTN, 2.25%, 1/12/2029 (b)	50,000	43,006
Series MTN, 2.40%, 6/27/2024	192,000	185,046
Series MTN, 2.90%, 2/16/2024	50,000	48,820
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	90,000	84,877
General Motors Co.:
4.00%, 4/1/2025	200,000	195,342
4.20%, 10/1/2027 (b)	200,000	188,314
5.00%, 10/1/2028	150,000	144,210
5.15%, 4/1/2038	200,000	173,204
5.20%, 4/1/2045	150,000	122,647
5.40%, 4/1/2048	80,000	65,807
5.60%, 10/15/2032	100,000	93,254
5.95%, 4/1/2049	208,000	181,632
6.13%, 10/1/2025	104,000	106,024
6.25%, 10/2/2043	100,000	92,662
6.60%, 4/1/2036	230,000	225,559
6.75%, 4/1/2046	150,000	145,254
6.80%, 10/1/2027	200,000	207,684
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	200,000	189,938
1.20%, 10/15/2024	25,000	23,158
2.35%, 1/8/2031	100,000	75,528
2.40%, 10/15/2028	100,000	83,193
2.70%, 8/20/2027	25,000	21,832
2.70%, 6/10/2031	139,000	106,883
2.90%, 2/26/2025	266,000	252,461
3.10%, 1/12/2032	125,000	98,185
3.60%, 6/21/2030	50,000	42,038
3.80%, 4/7/2025	159,000	153,588
3.85%, 1/5/2028	25,000	22,869
4.00%, 1/15/2025	50,000	48,544
4.35%, 4/9/2025	568,000	553,192
4.35%, 1/17/2027	150,000	142,723
5.00%, 4/9/2027	60,000	58,168
5.25%, 3/1/2026	200,000	196,956
Magna International, Inc.:
3.63%, 6/15/2024	25,000	24,444
Security Description	Principal Amount	Value
4.15%, 10/1/2025 (b)	$ 43,000	$ 41,953
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	300,000	369,723
PACCAR Financial Corp.:
4.95%, 10/3/2025	15,000	15,079
Series MTN, 0.35%, 2/2/2024	80,000	76,130
Series MTN, 0.90%, 11/8/2024	50,000	46,656
Series MTN, 1.80%, 2/6/2025	170,000	159,882
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	232,000	215,969
1.45%, 1/13/2025	125,000	117,084
3.05%, 3/22/2027	200,000	186,586
3.65%, 8/18/2025	90,000	87,538
4.40%, 9/20/2024	150,000	148,738
4.45%, 6/29/2029 (b)	115,000	113,096
4.55%, 9/20/2027	150,000	147,969
5.45%, 11/10/2027	250,000	255,910
Series GMTN, 3.05%, 1/11/2028	140,000	129,626
Series MTN, 0.50%, 6/18/2024	200,000	187,648
Series MTN, 0.80%, 10/16/2025 (b)	214,000	191,842
Series MTN, 1.15%, 8/13/2027 (b)	60,000	51,154
Series MTN, 1.80%, 2/13/2025	250,000	235,060
Series MTN, 2.15%, 2/13/2030 (b)	350,000	294,710
Series MTN, 3.00%, 4/1/2025	100,000	96,106
Series MTN, 3.38%, 4/1/2030	205,000	186,480
		8,678,719
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 5.40%, 3/15/2049 (b)	247,000	212,578
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	30,000	21,728
BorgWarner, Inc. 4.38%, 3/15/2045	25,000	19,292
Lear Corp.:
3.50%, 5/30/2030 (b)	150,000	126,723
5.25%, 5/15/2049	160,000	131,787
		512,108
BANKS — 22.3%
Australia & New Zealand Banking Group, Ltd. 5.09%, 12/8/2025	250,000	250,865

See accompanying notes to financial statements.
268

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	$ 105,000	$ 93,928
1 year CMT + 2.70%, 6.14%, 9/14/2028 (c)	200,000	200,674
Banco Santander SA:
2.75%, 5/28/2025	396,000	370,759
2.96%, 3/25/2031	50,000	40,103
3.80%, 2/23/2028	75,000	68,064
3.89%, 5/24/2024	200,000	195,736
4.38%, 4/12/2028	600,000	563,532
5.29%, 8/18/2027	200,000	195,114
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	155,000	132,500
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	300,000	227,124
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	200,000	185,358
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	456,000	434,988
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	617,000	559,638
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	77,248
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	200,000	185,348
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	424,000	362,673
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	204,000	150,391
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	450,000	421,776
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	601,000	526,795
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	300,000	292,842
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	850,000	666,791
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	400,000	307,944
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	700,000	560,049
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	100,000	95,478
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	261,000	164,678
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	286,000	210,307
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	100,000	95,609
Security Description	Principal Amount	Value
SOFR + 1.75%, 4.83%, 7/22/2026 (b) (c)	$ 150,000	$ 148,319
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	510,000	467,287
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	139,000	143,091
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	322,000	262,671
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	350,000	332,073
Series L, 3.95%, 4/21/2025	379,000	369,214
Series L, 4.18%, 11/25/2027	75,000	71,234
Series MTN, 4.00%, 1/22/2025	150,000	146,822
Series MTN, 4.45%, 3/3/2026	250,000	244,932
Series MTN, 5.00%, 1/21/2044	538,000	494,110
Series MTN, 5.88%, 2/7/2042	183,000	185,119
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	25,000	23,180
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	565,000	533,789
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	200,000	194,850
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	300,000	243,723
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	450,000	421,654
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	713,000	658,156
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	275,000	263,466
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	50,000	43,032
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	225,000	189,002
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	100,000	90,838
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	525,000	490,381
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	75,000	62,362

See accompanying notes to financial statements.
269

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	$ 225,000	$ 185,063
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	890,000	830,859
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	425,000	359,112
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	520,000	410,701
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b) (c)	350,000	322,843
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	106,000	94,421
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	300,000	252,351
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	500,000	450,385
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	425,000	287,138
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	357,000	315,474
Bank of America NA Series BKNT, 6.00%, 10/15/2036	100,000	102,526
Bank of Montreal:
3.70%, 6/7/2025	165,000	160,123
4.70%, 9/14/2027 (b)	200,000	197,982
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	225,000	170,789
Series MTN, 0.63%, 7/9/2024	265,000	247,613
Series MTN, 1.50%, 1/10/2025	300,000	279,927
Series MTN, 1.85%, 5/1/2025	123,000	114,891
Series MTN, 2.50%, 6/28/2024	200,000	192,546
Bank of New York Mellon Corp.:
3.35%, 4/25/2025 (b)	75,000	72,593
3.85%, 4/26/2029	124,000	115,233
5.22%, 11/21/2025	250,000	249,790
5.80%, 10/25/2028	145,000	149,736
5.83%, 10/25/2033	115,000	119,623
SOFR + 1.15%, 3.99%, 6/13/2028 (c)	50,000	47,829
SOFR + 1.42%, 4.29%, 6/13/2033 (c)	50,000	46,759
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	80,000	77,688
Series 0012, 3.65%, 2/4/2024	75,000	73,869
Series MTN, 0.50%, 4/26/2024 (b)	100,000	94,389
Security Description	Principal Amount	Value
Series MTN, 0.75%, 1/28/2026	$ 250,000	$ 221,657
Series MTN, 1.60%, 4/24/2025	250,000	232,312
Series MTN, 1.65%, 7/14/2028 (b)	100,000	84,648
Series MTN, 1.80%, 7/28/2031	100,000	77,345
Series MTN, 3.30%, 8/23/2029	100,000	89,666
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	306,000	287,163
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (c)	100,000	97,593
Bank of Nova Scotia:
0.70%, 4/15/2024	155,000	146,425
1.30%, 6/11/2025	517,000	473,753
1.45%, 1/10/2025	182,000	169,386
2.20%, 2/3/2025	100,000	94,195
2.45%, 2/2/2032 (b)	50,000	40,243
3.40%, 2/11/2024	100,000	98,270
3.45%, 4/11/2025	160,000	154,189
4.50%, 12/16/2025	100,000	98,107
5.25%, 12/6/2024	210,000	210,216
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (c)	260,000	221,915
BankUnited, Inc. 5.13%, 6/11/2030	175,000	161,623
Barclays PLC:
3.65%, 3/16/2025	183,000	175,651
4.38%, 9/11/2024	270,000	264,179
4.84%, 5/9/2028	221,000	203,665
5.20%, 5/12/2026 (b)	200,000	194,362
5.25%, 8/17/2045 (b)	185,000	166,487
7.44%, 11/2/2033	200,000	210,552
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	250,000	191,097
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	150,000	114,155
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	150,000	103,101
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	450,000	304,443
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	100,000	99,313
1 year CMT + 2.65%, 5.50%, 8/9/2028 (c)	200,000	194,460
1 year CMT + 3.00%, 5.75%, 8/9/2033 (c)	50,000	47,328
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b) (c)	200,000	207,358
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	208,028
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b) (c)	50,000	47,102

See accompanying notes to financial statements.
270

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	$ 37,000	$ 34,118
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	300,000	278,535
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	340,000	260,579
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026	100,000	87,908
2.25%, 1/28/2025	70,000	66,054
3.10%, 4/2/2024 (b)	150,000	146,379
3.30%, 4/7/2025	100,000	95,971
3.95%, 8/4/2025	500,000	488,875
Citigroup, Inc.:
3.20%, 10/21/2026	543,000	503,339
3.30%, 4/27/2025	150,000	145,113
3.88%, 3/26/2025	183,000	178,085
4.13%, 7/25/2028	324,000	302,068
4.40%, 6/10/2025	200,000	196,316
4.45%, 9/29/2027	260,000	248,349
4.60%, 3/9/2026	200,000	196,798
4.65%, 7/23/2048 (b)	200,000	173,898
5.30%, 5/6/2044	50,000	45,057
5.50%, 9/13/2025	200,000	201,136
5.88%, 1/30/2042 (b)	400,000	403,316
6.00%, 10/31/2033	100,000	100,562
6.27%, 11/17/2033	335,000	345,703
6.63%, 1/15/2028	25,000	26,774
6.63%, 6/15/2032 (b)	200,000	210,060
6.68%, 9/13/2043	100,000	108,203
8.13%, 7/15/2039	315,000	387,192
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	660,000	639,850
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	199,000	181,243
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	400,000	361,212
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	838,000	769,644
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	177,000	165,428
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	781,000	731,118
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	134,267
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	262,000	227,413
SOFR + 1.17%, 2.56%, 5/1/2032 (b) (c)	555,000	438,239
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	25,000	20,186
Security Description	Principal Amount	Value
SOFR + 1.37%, 4.14%, 5/24/2025 (c)	$ 212,000	$ 208,761
SOFR + 1.53%, 3.29%, 3/17/2026 (c)	150,000	142,601
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	167,000	167,461
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	150,000	128,648
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	225,000	210,931
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	350,000	283,101
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	580,000	548,587
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	229,797
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	100,000	96,349
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	69,000	55,488
3.25%, 4/30/2030 (b)	250,000	217,322
4.30%, 12/3/2025	25,000	24,281
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (c)	350,000	325,353
Comerica, Inc. 4.00%, 2/1/2029	50,000	46,796
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	190,000	181,047
1.38%, 1/10/2025	100,000	93,583
4.38%, 8/4/2025	105,000	102,455
5.25%, 8/4/2045 (b)	100,000	90,167
Series BKNT, 3.75%, 7/21/2026	350,000	329,623
Series BKNT, 5.25%, 5/24/2041	100,000	101,203
Credit Suisse AG:
0.50%, 2/2/2024	330,000	306,342
1.25%, 8/7/2026	200,000	161,470
2.95%, 4/9/2025	150,000	135,323
5.00%, 7/9/2027	250,000	227,872
Credit Suisse Group AG:
3.75%, 3/26/2025	250,000	225,765
4.88%, 5/15/2045 (b)	272,000	187,035
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	140,319
4.10%, 1/13/2026 (b)	112,000	107,019
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	150,000	139,392
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	471,000	400,147
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	450,000	383,112
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	387,000	370,030
Discover Bank:
2.45%, 9/12/2024	100,000	95,013

See accompanying notes to financial statements.
271

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.45%, 7/27/2026	$ 125,000	$ 115,136
Series BKNT, 4.65%, 9/13/2028 (b)	239,000	223,957
Fifth Third Bancorp:
2.38%, 1/28/2025	140,000	132,775
2.55%, 5/5/2027	100,000	90,009
8.25%, 3/1/2038	75,000	92,576
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	150,000	142,842
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	300,000	308,871
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	310,000	295,935
First Republic Bank Series BKNT, 4.38%, 8/1/2046	50,000	37,958
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	120,000	113,268
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	350,000	292,162
3.00%, 3/15/2024	175,000	170,651
3.50%, 4/1/2025	625,000	601,687
3.50%, 11/16/2026	128,000	120,246
3.75%, 5/22/2025	1,195,000	1,156,820
3.80%, 3/15/2030 (b)	127,000	113,970
3.85%, 1/26/2027	104,000	99,023
4.25%, 10/21/2025	300,000	293,442
4.75%, 10/21/2045	205,000	179,986
5.70%, 11/1/2024	25,000	25,284
6.13%, 2/15/2033 (b)	300,000	311,691
6.25%, 2/1/2041	100,000	104,218
6.75%, 10/1/2037	455,000	484,598
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	400,000	363,916
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	830,000	773,070
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	80,000	65,613
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	328,000	282,821
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	232,242
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	634,000	606,751
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	512,000	447,974
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	344,000	297,182
Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	$ 395,000	$ 344,724
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	520,000	395,840
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	195,000	155,399
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	413,000	336,777
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	225,000	153,401
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	214,000	154,033
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	100,000	95,651
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	400,000	371,392
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	180,000	173,097
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	150,000	116,279
Series MTN, 4.80%, 7/8/2044	40,000	35,338
HSBC Holdings PLC:
3.90%, 5/25/2026	400,000	381,508
4.25%, 3/14/2024	200,000	196,530
4.25%, 8/18/2025	158,000	152,119
4.30%, 3/8/2026	200,000	193,532
4.38%, 11/23/2026	120,000	115,340
6.10%, 1/14/2042	175,000	182,754
6.50%, 5/2/2036	493,000	483,050
6.80%, 6/1/2038	220,000	218,288
7.63%, 5/17/2032	273,000	273,513
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	425,000	413,933
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	100,000	95,950
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	50,000	45,969
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	158,000	145,723
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	150,000	131,097
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	550,000	424,556
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	500,000	430,905
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	150,000	121,151
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	335,000	256,533

See accompanying notes to financial statements.
272

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	$ 200,000	$ 187,964
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	200,000	194,146
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	441,000	368,045
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	504,000	459,426
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	400,000	378,772
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	250,000	199,820
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	492,000	425,737
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	100,000	96,301
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	50,000	46,447
Huntington Bancshares, Inc.:
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (c)	308,000	222,940
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	50,000	47,523
ING Groep NV:
3.95%, 3/29/2027	284,000	267,894
4.05%, 4/9/2029	300,000	276,264
4.55%, 10/2/2028	100,000	95,461
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	186,786
Intesa Sanpaolo SpA 5.25%, 1/12/2024	200,000	198,188
JPMorgan Chase & Co.:
3.63%, 12/1/2027	543,000	504,208
3.88%, 9/10/2024	68,000	66,517
3.90%, 7/15/2025	350,000	342,471
4.95%, 6/1/2045	250,000	223,967
5.40%, 1/6/2042	575,000	565,225
5.50%, 10/15/2040	100,000	99,529
5.60%, 7/15/2041	150,000	150,323
6.40%, 5/15/2038	324,000	351,009
8.00%, 4/29/2027	75,000	83,835
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	125,000	116,559
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	150,000	130,616
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	275,000	254,518
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	663,000	644,383
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	200,000	178,990
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	208,000	160,297
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	$ 683,000	$ 636,174
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	501,000	470,990
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	450,000	420,912
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	175,000	145,322
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	400,000	368,508
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	250,000	195,717
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	300,000	238,122
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	82,138
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	500,000	471,615
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	400,000	368,996
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	400,000	373,092
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	758,000	701,355
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	225,000	198,659
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	100,000	88,015
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	50,000	47,031
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	200,000	195,690
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	550,000	459,310
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	397,000	303,892
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	300,000	300,018
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	361,000	339,827
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	300,000	240,012
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	631,000	512,965
SOFR + 1.32%, 4.08%, 4/26/2026 (c)	100,000	97,223
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	150,000	109,053
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	168,000	115,727

See accompanying notes to financial statements.
273

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	$ 190,000	$ 179,411
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	310,000	287,001
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	942,000	874,110
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	299,000	261,018
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	95,000	92,747
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	100,000	81,812
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	25,000	23,783
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	25,000	16,610
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	100,000	72,592
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	225,000	185,252
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	255,000	250,578
KeyBank NA:
4.15%, 8/8/2025	250,000	244,472
Series BKNT, 3.40%, 5/20/2026	100,000	93,783
Series BKNT, 3.90%, 4/13/2029	300,000	267,288
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (c)	70,000	68,504
Series MTN, 2.25%, 4/6/2027	100,000	88,917
Series MTN, 2.55%, 10/1/2029	200,000	168,482
Lloyds Banking Group PLC:
4.34%, 1/9/2048 (b)	200,000	146,482
4.38%, 3/22/2028	258,000	244,184
4.65%, 3/24/2026	200,000	191,200
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	170,000	147,033
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b) (c)	355,000	329,834
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	100,000	97,686
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	200,000	183,422
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	200,000	211,960
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (c)	75,000	49,005
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	215,000	204,394
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	400,000	368,796
Security Description	Principal Amount	Value
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	$ 100,000	$ 96,811
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 2/25/2025	175,000	163,846
2.76%, 9/13/2026	211,000	193,010
3.20%, 7/18/2029	534,000	467,618
3.41%, 3/7/2024	202,000	197,528
3.85%, 3/1/2026	250,000	238,985
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	150,000	137,906
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	300,000	278,817
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	725,000	627,132
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	520,000	451,480
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	250,000	199,035
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	200,000	197,840
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	200,000	195,236
1 year CMT + 2.13%, 5.13%, 7/20/2033 (c)	200,000	191,204
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027	200,000	182,754
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b) (c)	200,000	199,836
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	223,000	205,238
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	171,024
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	75,000	69,207
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	269,000	234,103
Morgan Stanley:
3.63%, 1/20/2027	333,000	314,359
4.38%, 1/22/2047 (b)	248,000	211,422
5.00%, 11/24/2025	300,000	299,028
6.34%, 10/18/2033	140,000	146,467
6.38%, 7/24/2042	292,000	318,119
7.25%, 4/1/2032	500,000	561,520
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	364,000	334,567
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	200,000	175,628
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	250,000	209,920

See accompanying notes to financial statements.
274

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	$ 450,000	$ 419,296
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	300,000	263,280
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	120,000	105,346
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	210,000	197,356
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	150,000	133,251
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	25,000	20,276
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	556,000	405,563
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	150,000	110,819
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	75,000	71,238
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	773,000	717,344
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	90,000	84,526
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	150,000	154,620
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	75,000	68,625
Series GMTN, 3.70%, 10/23/2024	101,000	98,655
Series GMTN, 3.88%, 1/27/2026	300,000	290,529
Series GMTN, 4.00%, 7/23/2025	350,000	342,023
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	532,000	496,659
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	350,000	331,460
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	484,000	420,330
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	206,895
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	250,000	191,542
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	150,000	149,816
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	575,000	529,075
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	441,000	421,878
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	200,000	156,318
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	650,000	568,626
Security Description	Principal Amount	Value
Series VAR, 6.14%, 10/16/2026	$ 100,000	$ 102,268
National Australia Bank, Ltd. 5.13%, 11/22/2024	335,000	335,884
Natwest Group PLC:
5.13%, 5/28/2024	75,000	74,495
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	250,000	216,637
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	150,000	141,396
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	100,000	97,666
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	181,570
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	200,000	188,176
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	369,000	342,366
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	250,000	184,433
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	80,000	65,738
4.00%, 5/10/2027 (b)	100,000	97,698
6.13%, 11/2/2032	115,000	121,569
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b) (c)	72,000	65,552
PNC Bank NA:
Series BKNT, 2.70%, 10/22/2029	100,000	84,280
Series BKNT, 3.25%, 6/1/2025	150,000	144,566
Series BKNT, 3.30%, 10/30/2024	100,000	97,320
Series BKNT, 4.05%, 7/26/2028 (b)	100,000	94,281
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	397,000	337,363
3.45%, 4/23/2029	110,000	100,800
3.90%, 4/29/2024	100,000	98,819
5.35%, 12/2/2028	300,000	302,238
6.04%, 10/28/2033	250,000	261,320
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	250,000	253,062
Royal Bank of Canada:
0.65%, 7/29/2024 (b)	100,000	93,402
1.20%, 4/27/2026 (b)	105,000	93,458
3.63%, 5/4/2027 (b)	128,000	121,873
5.66%, 10/25/2024	150,000	151,742
6.00%, 11/1/2027	200,000	208,264
Series FXD, 2.05%, 1/21/2027 (b)	100,000	89,913

See accompanying notes to financial statements.
275

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/7/2024 (b)	$ 100,000	$ 93,002
Series GMTN, 0.88%, 1/20/2026	200,000	177,772
Series GMTN, 1.40%, 11/2/2026 (b)	100,000	87,890
Series GMTN, 1.60%, 1/21/2025	150,000	140,282
Series GMTN, 2.55%, 7/16/2024	250,000	241,252
Series GMTN, 4.65%, 1/27/2026	478,000	472,058
Series MTN, 1.15%, 6/10/2025 (b)	400,000	366,520
Series MTN, 2.30%, 11/3/2031 (b)	50,000	40,130
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	50,000	46,297
3.45%, 6/2/2025	150,000	142,800
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	20,000	17,206
SOFR + 1.38%, 4.26%, 6/9/2025 (c)	200,000	193,824
3.50%, 6/7/2024	150,000	145,805
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	100,000	89,177
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	150,000	140,393
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	300,000	231,849
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	200,000	202,760
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	200,000	173,500
1.47%, 7/8/2025	754,000	687,098
1.90%, 9/17/2028	130,000	107,409
2.13%, 7/8/2030	25,000	19,806
2.14%, 9/23/2030	75,000	57,851
2.22%, 9/17/2031 (b)	200,000	154,208
2.35%, 1/15/2025	250,000	236,505
2.45%, 9/27/2024	150,000	142,613
2.75%, 1/15/2030	150,000	125,814
2.93%, 9/17/2041 (b)	110,000	73,544
3.04%, 7/16/2029	170,000	147,477
3.20%, 9/17/2029	320,000	274,880
3.36%, 7/12/2027	200,000	184,580
SVB Financial Group:
2.10%, 5/15/2028 (b)	110,000	91,598
3.13%, 6/5/2030 (b)	115,000	94,188
SOFR + 1.97%, 4.57%, 4/29/2033 (b) (c)	160,000	140,776
Toronto-Dominion Bank:
4.11%, 6/8/2027 (b)	150,000	144,854
Security Description	Principal Amount	Value
4.46%, 6/8/2032	$ 25,000	$ 23,766
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	815,000	750,468
Series FXD, 1.45%, 1/10/2025	250,000	232,922
Series GMTN, 3.25%, 3/11/2024	178,000	174,226
Series MTN, 0.70%, 9/10/2024	450,000	418,797
Series MTN, 1.15%, 6/12/2025 (b)	388,000	353,627
Series MTN, 2.00%, 9/10/2031	50,000	39,361
Series MTN, 2.65%, 6/12/2024	100,000	96,840
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	200,000	161,486
Series BKNT, 1.50%, 3/10/2025	175,000	162,447
Series BKNT, 3.30%, 5/15/2026	150,000	141,093
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (c)	100,000	93,438
Series BNKT, 3.20%, 4/1/2024	300,000	293,103
Truist Financial Corp.:
4.00%, 5/1/2025	175,000	171,323
6.12%, 10/28/2033	100,000	105,091
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	50,000	49,187
Series MTN, 1.13%, 8/3/2027	75,000	63,248
Series MTN, 1.20%, 8/5/2025 (b)	50,000	45,733
Series MTN, 2.50%, 8/1/2024	100,000	96,022
Series MTN, 3.70%, 6/5/2025	257,000	249,850
Series MTN, 3.88%, 3/19/2029	100,000	91,926
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	200,000	177,548
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b) (c)	186,000	156,288
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	75,000	76,775
US Bancorp:
1.45%, 5/12/2025	292,000	270,964
5.73%, 10/21/2026	95,000	96,819
5.85%, 10/21/2033	95,000	98,677
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (c)	590,000	450,365
SOFR + 2.11%, 4.97%, 7/22/2033 (c)	145,000	137,837

See accompanying notes to financial statements.
276

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series DMTN, 3.00%, 7/30/2029	$ 300,000	$ 263,421
Series MTN, 1.38%, 7/22/2030	54,000	41,911
Series MTN, 3.60%, 9/11/2024	161,000	157,724
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (c)	200,000	179,816
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	165,136
US Bank NA Series BKNT, 2.05%, 1/21/2025 (b)	250,000	236,755
Wells Fargo & Co.:
3.90%, 5/1/2045	202,000	155,766
5.38%, 11/2/2043	400,000	372,256
5.61%, 1/15/2044	250,000	242,357
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	119,000	110,323
SOFR + 1.56%, 4.54%, 8/15/2026 (c)	150,000	147,129
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	100,000	97,483
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	764,000	711,093
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	325,000	307,778
Series GMTN, 4.30%, 7/22/2027	520,000	500,822
Series GMTN, 4.90%, 11/17/2045	217,000	187,616
Series MTN, 3.00%, 2/19/2025	520,000	498,337
Series MTN, 3.30%, 9/9/2024 (b)	200,000	194,294
Series MTN, 3.55%, 9/29/2025	500,000	480,970
Series MTN, 3.75%, 1/24/2024	49,000	48,369
Series MTN, 4.10%, 6/3/2026	267,000	257,978
Series MTN, 4.15%, 1/24/2029	200,000	187,910
Series MTN, 4.40%, 6/14/2046	325,000	259,681
Series MTN, 4.65%, 11/4/2044	687,000	579,814
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	369,000	313,720
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	646,000	602,828
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	250,000	232,080
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	$ 400,000	$ 370,520
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	275,000	257,471
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	752,000	712,136
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	100,000	82,709
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	220,000	185,002
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	150,000	132,288
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	210,000	178,571
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	380,000	356,147
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	300,000	266,856
Wells Fargo Bank NA Series BKNT, 6.60%, 1/15/2038	150,000	162,734
Westpac Banking Corp.:
1.02%, 11/18/2024	195,000	181,424
1.95%, 11/20/2028	550,000	468,369
2.15%, 6/3/2031 (b)	150,000	124,439
2.65%, 1/16/2030	20,000	17,362
3.35%, 3/8/2027 (b)	220,000	207,200
3.74%, 8/26/2025	100,000	97,296
5.35%, 10/18/2024 (b)	115,000	115,798
5.46%, 11/18/2027	150,000	153,269
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	125,000	92,478
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	410,000	351,185
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (c)	100,000	91,679
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	240,000	178,303
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b) (c)	150,000	140,585
Zions Bancorp NA 3.25%, 10/29/2029	140,000	114,729
		118,905,171
BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	298,000	287,037
4.70%, 2/1/2036	300,000	282,831
4.90%, 2/1/2046	400,000	366,040
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	179,390
4.70%, 2/1/2036	250,000	235,677

See accompanying notes to financial statements.
277

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/1/2046	$ 450,000	$ 412,443
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	136,000	123,693
4.00%, 4/13/2028	390,000	372,247
4.38%, 4/15/2038	150,000	134,858
4.44%, 10/6/2048	100,000	85,591
4.60%, 4/15/2048	264,000	232,389
4.75%, 1/23/2029	200,000	197,682
4.90%, 1/23/2031 (b)	300,000	299,805
4.95%, 1/15/2042	149,000	139,664
5.45%, 1/23/2039	200,000	199,424
5.55%, 1/23/2049	250,000	249,160
5.80%, 1/23/2059	421,000	434,737
8.00%, 11/15/2039	86,000	104,977
8.20%, 1/15/2039	178,000	221,245
Coca-Cola Co.:
1.00%, 3/15/2028	500,000	418,900
1.65%, 6/1/2030	310,000	253,115
2.13%, 9/6/2029	230,000	196,756
2.25%, 1/5/2032 (b)	319,000	267,325
2.60%, 6/1/2050	196,000	131,739
2.88%, 5/5/2041	50,000	38,342
3.00%, 3/5/2051	65,000	47,529
3.45%, 3/25/2030	300,000	278,688
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	93,000	90,345
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	196,000	148,672
2.75%, 1/22/2030	160,000	138,942
Constellation Brands, Inc.:
2.25%, 8/1/2031	127,000	100,806
3.60%, 2/15/2028	225,000	208,150
4.35%, 5/9/2027	100,000	97,316
4.50%, 5/9/2047	100,000	84,270
4.65%, 11/15/2028	215,000	207,866
4.75%, 12/1/2025	50,000	49,876
4.75%, 5/9/2032	100,000	95,842
5.25%, 11/15/2048	100,000	94,157
Diageo Capital PLC 2.13%, 10/24/2024	384,000	364,374
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	262,000	183,476
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	185,000	175,704
3.20%, 5/1/2030	136,000	118,351
3.80%, 5/1/2050	150,000	112,779
4.05%, 4/15/2032	65,000	59,145
4.42%, 5/25/2025	50,000	49,480
4.42%, 12/15/2046	190,000	157,219
4.60%, 5/25/2028	40,000	39,181
Molson Coors Beverage Co.:
4.20%, 7/15/2046	212,000	165,226
5.00%, 5/1/2042	160,000	141,725
Security Description	Principal Amount	Value
Molson Coors Brewing Co. 3.00%, 7/15/2026	$ 67,000	$ 62,212
PepsiCo, Inc.:
2.25%, 3/19/2025	369,000	351,159
2.63%, 3/19/2027	150,000	139,162
2.63%, 7/29/2029	50,000	44,157
2.63%, 10/21/2041 (b)	100,000	73,855
2.75%, 3/19/2030	325,000	287,579
2.75%, 10/21/2051	175,000	122,162
2.88%, 10/15/2049 (b)	545,000	392,275
3.00%, 10/15/2027 (b)	290,000	272,307
3.50%, 7/17/2025 (b)	50,000	48,818
3.60%, 2/18/2028	100,000	96,055
3.60%, 8/13/2042	150,000	125,130
3.63%, 3/19/2050	100,000	82,358
3.90%, 7/18/2032	40,000	37,825
4.20%, 7/18/2052	30,000	27,481
5.50%, 1/15/2040	100,000	106,264
7.00%, 3/1/2029	50,000	56,166
		11,399,151
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	390,000	325,841
1.90%, 2/21/2025	200,000	187,676
2.20%, 2/21/2027	290,000	260,672
2.45%, 2/21/2030	125,000	105,479
2.60%, 8/19/2026	100,000	92,426
2.77%, 9/1/2053	120,000	72,490
2.80%, 8/15/2041	150,000	104,118
3.00%, 2/22/2029	330,000	292,479
3.00%, 1/15/2052	227,000	145,904
3.13%, 5/1/2025	284,000	272,705
3.15%, 2/21/2040	213,000	157,292
3.35%, 2/22/2032 (b)	60,000	52,356
3.63%, 5/22/2024	145,000	142,326
4.20%, 3/1/2033	100,000	92,797
4.20%, 2/22/2052	30,000	24,086
4.40%, 5/1/2045	300,000	250,620
4.40%, 2/22/2062	25,000	20,056
4.66%, 6/15/2051	152,000	131,530
4.88%, 3/1/2053	155,000	138,026
Baxalta, Inc. 4.00%, 6/23/2025	662,000	644,828
Biogen, Inc.:
2.25%, 5/1/2030 (b)	275,000	223,509
3.15%, 5/1/2050 (b)	250,000	165,182
3.25%, 2/15/2051 (b)	300,000	201,018
Gilead Sciences, Inc.:
1.20%, 10/1/2027	250,000	212,325
3.50%, 2/1/2025	522,000	505,677
3.65%, 3/1/2026	175,000	168,924
3.70%, 4/1/2024 (b)	100,000	98,359
4.50%, 2/1/2045	264,000	231,533
4.80%, 4/1/2044	257,000	237,075
5.65%, 12/1/2041	167,000	170,796

See accompanying notes to financial statements.
278

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Illumina, Inc.:
2.55%, 3/23/2031	$ 40,000	$ 32,009
5.75%, 12/13/2027	100,000	101,316
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	110,000	85,165
2.80%, 9/15/2050	148,000	92,247
Royalty Pharma PLC:
1.20%, 9/2/2025	85,000	76,097
1.75%, 9/2/2027	200,000	169,880
2.15%, 9/2/2031	50,000	37,761
2.20%, 9/2/2030	120,000	93,764
3.55%, 9/2/2050	265,000	170,896
		6,587,240
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	230,000	216,895
2.49%, 2/15/2027	84,000	75,771
2.72%, 2/15/2030	125,000	105,342
3.38%, 4/5/2040	150,000	113,644
3.58%, 4/5/2050	178,000	127,494
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	224,000	194,036
4.00%, 6/15/2025	50,000	48,613
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	97,062
4.50%, 2/15/2047	91,000	75,417
4.95%, 7/2/2064 (d)	50,000	41,818
6.00%, 1/15/2036	95,000	98,540
Lennox International, Inc.:
1.35%, 8/1/2025	124,000	111,915
1.70%, 8/1/2027	25,000	21,477
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	52,000	41,557
3.50%, 12/15/2027	25,000	23,208
4.25%, 12/15/2047	108,000	87,373
Series CB, 2.50%, 3/15/2030	300,000	247,587
Masco Corp.:
2.00%, 10/1/2030	227,000	176,175
4.50%, 5/15/2047 (b)	95,000	74,888
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	150,000	129,171
Owens Corning:
3.40%, 8/15/2026	150,000	140,634
4.20%, 12/1/2024	25,000	24,628
4.30%, 7/15/2047	34,000	26,456
Vulcan Materials Co.:
4.50%, 6/15/2047	180,000	150,442
4.70%, 3/1/2048	157,000	134,885
		2,585,028
Security Description	Principal Amount	Value
CHEMICALS — 1.4%
Air Products & Chemicals, Inc. 2.80%, 5/15/2050	$ 200,000	$ 138,932
Albemarle Corp.:
5.05%, 6/1/2032	200,000	188,486
5.45%, 12/1/2044	100,000	92,672
Celanese US Holdings LLC:
3.50%, 5/8/2024	200,000	193,280
6.05%, 3/15/2025	200,000	199,432
6.17%, 7/15/2027	200,000	197,520
6.38%, 7/15/2032 (b)	100,000	95,468
CF Industries, Inc.:
4.95%, 6/1/2043	250,000	213,372
5.38%, 3/15/2044	110,000	98,695
Dow Chemical Co.:
3.60%, 11/15/2050	129,000	92,997
4.38%, 11/15/2042	300,000	248,043
4.63%, 10/1/2044	75,000	62,329
4.80%, 11/30/2028 (b)	150,000	147,873
5.25%, 11/15/2041	280,000	262,130
6.30%, 3/15/2033 (b)	60,000	63,218
6.90%, 5/15/2053	100,000	109,087
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (b)	25,000	24,667
5.32%, 11/15/2038	291,000	281,991
5.42%, 11/15/2048 (b)	205,000	195,726
Eastman Chemical Co. 4.65%, 10/15/2044	164,000	135,823
Ecolab, Inc.:
1.65%, 2/1/2027	175,000	155,026
2.70%, 12/15/2051	350,000	219,191
2.75%, 8/18/2055	53,000	31,928
5.25%, 1/15/2028	150,000	152,894
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (b)	100,000	83,715
FMC Corp.:
3.45%, 10/1/2029	115,000	101,354
4.50%, 10/1/2049	100,000	79,577
Huntsman International LLC:
2.95%, 6/15/2031	125,000	97,030
4.50%, 5/1/2029	113,000	101,537
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	200,000	171,756
Linde, Inc.:
2.65%, 2/5/2025	75,000	71,843
3.55%, 11/7/2042	75,000	60,206
4.70%, 12/5/2025 (b)	200,000	200,256
LYB International Finance B.V.:
4.88%, 3/15/2044	100,000	82,892
5.25%, 7/15/2043	224,000	197,572
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	92,798

See accompanying notes to financial statements.
279

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC:
1.25%, 10/1/2025	$ 100,000	$ 89,393
3.38%, 10/1/2040	180,000	127,840
3.63%, 4/1/2051	93,000	62,332
3.80%, 10/1/2060	70,000	45,527
LyondellBasell Industries NV 5.75%, 4/15/2024	110,000	110,228
Mosaic Co.:
4.88%, 11/15/2041	99,000	84,251
5.45%, 11/15/2033 (b)	175,000	170,627
5.63%, 11/15/2043	100,000	93,460
Nutrien, Ltd.:
2.95%, 5/13/2030	400,000	342,816
5.00%, 4/1/2049	100,000	89,640
5.25%, 1/15/2045	115,000	104,978
5.95%, 11/7/2025	35,000	35,774
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	44,325
2.80%, 8/15/2029	140,000	120,722
3.75%, 3/15/2028 (b)	210,000	199,380
RPM International, Inc. 4.55%, 3/1/2029	215,000	198,815
Sherwin-Williams Co.:
2.90%, 3/15/2052	106,000	66,381
4.25%, 8/8/2025	35,000	34,404
4.50%, 6/1/2047	150,000	126,062
Westlake Corp.:
0.88%, 8/15/2024	75,000	69,668
3.38%, 8/15/2061	100,000	59,024
3.60%, 8/15/2026	100,000	93,992
4.38%, 11/15/2047	100,000	75,529
		7,386,484
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 1.70%, 5/15/2028	119,000	103,313
California Institute of Technology:
3.65%, 9/1/2119	39,000	24,919
4.70%, 11/1/2111	50,000	41,464
Cintas Corp. No. 2 3.45%, 5/1/2025	150,000	145,092
Cleveland Clinic Foundation 4.86%, 1/1/2114	60,000	51,531
Duke University Series 2020, 2.83%, 10/1/2055	20,000	13,474
Equifax, Inc.:
2.35%, 9/15/2031	100,000	77,533
5.10%, 12/15/2027 (b)	25,000	24,696
George Washington University Series 2014, 4.30%, 9/15/2044	25,000	21,111
Georgetown University Series A, 5.22%, 10/1/2118	33,000	28,886
Security Description	Principal Amount	Value
Global Payments, Inc.:
1.20%, 3/1/2026	$ 250,000	$ 217,940
2.65%, 2/15/2025	250,000	235,400
2.90%, 5/15/2030	272,000	223,200
2.90%, 11/15/2031	125,000	98,789
4.15%, 8/15/2049	100,000	71,437
5.40%, 8/15/2032	102,000	97,245
GXO Logistics, Inc.:
1.65%, 7/15/2026	175,000	149,936
2.65%, 7/15/2031	100,000	74,125
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	50,000	31,400
Series A, 4.71%, 7/1/2032	15,000	14,918
Leland Stanford Junior University:
2.41%, 6/1/2050	25,000	15,870
3.65%, 5/1/2048	25,000	20,764
Massachusetts Institute of Technology:
3.89%, 7/1/2116	25,000	18,118
4.68%, 7/1/2114	205,000	178,100
5.60%, 7/1/2111	60,000	62,660
Series F, 2.99%, 7/1/2050	50,000	36,522
Moody's Corp.:
2.75%, 8/19/2041 (b)	50,000	34,933
3.10%, 11/29/2061	25,000	15,772
3.25%, 1/15/2028	146,000	134,952
Northwestern University:
4.64%, 12/1/2044	50,000	47,703
Series 2017, 3.66%, 12/1/2057	125,000	96,822
PayPal Holdings, Inc.:
2.40%, 10/1/2024 (b)	246,000	235,661
2.85%, 10/1/2029	370,000	322,174
4.40%, 6/1/2032 (b)	50,000	47,100
5.05%, 6/1/2052	50,000	45,633
5.25%, 6/1/2062	100,000	91,393
President and Fellows of Harvard College:
3.15%, 7/15/2046	50,000	38,234
3.30%, 7/15/2056	50,000	37,251
Quanta Services, Inc. 0.95%, 10/1/2024	25,000	23,009
RELX Capital, Inc.:
3.00%, 5/22/2030	300,000	255,468
4.00%, 3/18/2029	110,000	101,927
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	50,000	31,698
S&P Global, Inc.:
2.30%, 8/15/2060	50,000	27,518
2.50%, 12/1/2029	508,000	434,574
2.70%, 3/1/2029 (e)	225,000	197,959
2.90%, 3/1/2032 (e)	200,000	170,642
3.25%, 12/1/2049	50,000	36,527

See accompanying notes to financial statements.
280

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	$ 62,000	$ 47,873
University of Chicago Series 20B, 2.76%, 4/1/2045	25,000	18,876
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	100,000	79,923
University of Southern California:
2.81%, 10/1/2050	50,000	33,343
3.03%, 10/1/2039	100,000	78,287
5.25%, 10/1/2111 (b)	85,000	82,507
Verisk Analytics, Inc. 4.13%, 3/15/2029 (b)	50,000	46,646
Washington University Series 2022, 3.52%, 4/15/2054	30,000	23,940
Yale University Series 2020, 2.40%, 4/15/2050	50,000	32,234
		4,949,022
COMPUTERS — 2.7%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	180,326
0.70%, 2/8/2026	100,000	88,862
1.20%, 2/8/2028	325,000	275,931
1.65%, 5/11/2030	450,000	368,896
1.65%, 2/8/2031	200,000	160,988
1.70%, 8/5/2031 (b)	200,000	159,946
2.05%, 9/11/2026	200,000	182,706
2.20%, 9/11/2029	875,000	755,912
2.40%, 8/20/2050	175,000	110,604
2.45%, 8/4/2026	656,000	609,122
2.55%, 8/20/2060	175,000	107,104
2.65%, 2/8/2051	488,000	325,647
2.70%, 8/5/2051	100,000	66,781
2.80%, 2/8/2061	200,000	128,330
2.85%, 5/11/2024 (b)	25,000	24,349
2.85%, 8/5/2061	200,000	130,336
2.90%, 9/12/2027 (b)	250,000	233,455
2.95%, 9/11/2049	200,000	142,816
3.00%, 2/9/2024	129,000	126,488
3.00%, 11/13/2027	250,000	233,575
3.20%, 5/13/2025	292,000	282,215
3.20%, 5/11/2027	293,000	278,124
3.25%, 2/23/2026	300,000	288,318
3.25%, 8/8/2029 (b)	100,000	92,642
3.35%, 2/9/2027	115,000	110,088
3.35%, 8/8/2032 (b)	100,000	90,829
3.75%, 9/12/2047	150,000	125,208
3.75%, 11/13/2047	168,000	140,278
3.85%, 5/4/2043	550,000	477,862
3.85%, 8/4/2046	200,000	170,308
Security Description	Principal Amount	Value
3.95%, 8/8/2052	$ 105,000	$ 89,663
4.10%, 8/8/2062	119,000	100,467
4.38%, 5/13/2045	200,000	184,766
4.65%, 2/23/2046	300,000	285,258
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	50,000	33,581
3.45%, 12/15/2051 (e)	150,000	92,793
5.30%, 10/1/2029	100,000	97,606
5.85%, 7/15/2025	225,000	227,806
6.02%, 6/15/2026	303,000	309,330
6.20%, 7/15/2030	108,000	109,963
8.10%, 7/15/2036	204,000	228,731
8.35%, 7/15/2046	278,000	318,905
Dell, Inc. 7.10%, 4/15/2028	100,000	107,060
Genpact Luxembourg SARL 3.38%, 12/1/2024	100,000	95,679
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024 (b)	300,000	286,440
4.90%, 10/15/2025	265,000	262,358
6.20%, 10/15/2035	112,000	115,461
6.35%, 10/15/2045	150,000	149,936
HP, Inc.:
2.20%, 6/17/2025	225,000	210,571
2.65%, 6/17/2031	221,000	172,254
3.40%, 6/17/2030	150,000	126,933
4.20%, 4/15/2032	113,000	97,058
4.75%, 1/15/2028	100,000	97,127
5.50%, 1/15/2033	90,000	84,657
6.00%, 9/15/2041	350,000	335,527
International Business Machines Corp.:
1.95%, 5/15/2030	200,000	162,998
2.85%, 5/15/2040	152,000	110,059
2.95%, 5/15/2050	50,000	32,631
3.00%, 5/15/2024	301,000	293,017
3.30%, 1/27/2027	97,000	91,344
3.50%, 5/15/2029	601,000	552,199
3.63%, 2/12/2024	468,000	460,910
4.15%, 7/27/2027	102,000	99,432
4.15%, 5/15/2039	100,000	86,098
4.25%, 5/15/2049 (b)	410,000	340,288
4.40%, 7/27/2032	100,000	95,265
4.70%, 2/19/2046	50,000	44,339
4.90%, 7/27/2052	100,000	91,437
5.88%, 11/29/2032	270,000	287,750
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	20,670
2.70%, 10/15/2028	100,000	75,274
3.15%, 10/15/2031	100,000	66,822
4.10%, 10/15/2041	50,000	29,536
Leidos, Inc.:
2.30%, 2/15/2031	155,000	118,617
4.38%, 5/15/2030	193,000	174,246

See accompanying notes to financial statements.
281

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NetApp, Inc.:
1.88%, 6/22/2025	$ 200,000	$ 184,314
2.70%, 6/22/2030	150,000	123,021
Western Digital Corp.:
2.85%, 2/1/2029	200,000	154,680
4.75%, 2/15/2026	204,000	191,913
		14,574,836
CONSTRUCTION MATERIALS — 0.0% (a)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/1/2032 (b)	110,000	108,115
COSMETICS/PERSONAL CARE — 0.6%
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	20,000	18,967
2.38%, 12/1/2029 (b)	100,000	85,861
4.15%, 3/15/2047	270,000	231,593
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024	300,000	291,063
3.38%, 3/24/2027	250,000	232,932
3.63%, 3/24/2032	250,000	220,258
Procter & Gamble Co.:
0.55%, 10/29/2025	350,000	314,044
1.90%, 2/1/2027 (b)	100,000	91,021
2.70%, 2/2/2026	282,000	267,593
2.85%, 8/11/2027	290,000	271,425
3.00%, 3/25/2030	361,000	328,918
Unilever Capital Corp.:
1.75%, 8/12/2031	130,000	102,600
2.13%, 9/6/2029	131,000	110,716
2.60%, 5/5/2024	150,000	145,539
3.50%, 3/22/2028	100,000	94,289
5.90%, 11/15/2032	253,000	273,298
Series 30Y, 2.63%, 8/12/2051	60,000	39,027
		3,119,144
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	379,000	355,752
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	100,000	88,132
2.45%, 10/29/2026	175,000	153,048
3.30%, 1/30/2032	344,000	268,771
3.50%, 1/15/2025	100,000	95,485
3.65%, 7/21/2027	80,000	72,477
3.85%, 10/29/2041	250,000	176,587
3.88%, 1/23/2028	450,000	406,003
4.63%, 10/15/2027	180,000	167,567
6.50%, 7/15/2025	600,000	609,516
Security Description	Principal Amount	Value
Series 3NC1, 1.75%, 10/29/2024	$ 100,000	$ 92,217
Air Lease Corp.:
0.80%, 8/18/2024	100,000	92,189
2.88%, 1/15/2032	236,000	188,260
3.25%, 3/1/2025	112,000	106,356
4.63%, 10/1/2028 (b)	350,000	327,817
5.85%, 12/15/2027 (b)	500,000	500,160
Series MTN, 3.00%, 2/1/2030	129,000	107,923
Ally Financial, Inc.:
3.88%, 5/21/2024	150,000	146,208
4.63%, 3/30/2025	125,000	122,028
8.00%, 11/1/2031	600,000	621,743
American Express Co.:
2.25%, 3/4/2025	180,000	170,050
2.50%, 7/30/2024 (b)	225,000	216,515
2.55%, 3/4/2027	360,000	327,838
3.00%, 10/30/2024	145,000	140,363
3.95%, 8/1/2025	600,000	588,000
5.85%, 11/5/2027 (b)	240,000	249,346
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	175,000	165,874
SOFR + 2.26%, 4.99%, 5/26/2033 (b) (c)	155,000	149,383
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	75,000	71,854
4.50%, 5/13/2032 (b)	135,000	130,446
BlackRock, Inc.:
2.10%, 2/25/2032 (b)	100,000	80,354
2.40%, 4/30/2030 (b)	192,000	163,922
3.25%, 4/30/2029	200,000	184,780
3.50%, 3/18/2024	99,000	97,451
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	21,490
Brookfield Finance I UK PLC 2.34%, 1/30/2032	70,000	53,236
Brookfield Finance, Inc.:
3.50%, 3/30/2051	90,000	57,433
3.90%, 1/25/2028	70,000	64,372
4.00%, 4/1/2024	285,000	280,055
4.35%, 4/15/2030	145,000	131,445
4.85%, 3/29/2029	136,000	129,883
Capital One Financial Corp.:
3.20%, 2/5/2025	105,000	101,107
3.65%, 5/11/2027	149,000	140,261
3.75%, 7/28/2026	250,000	236,012
3.75%, 3/9/2027	100,000	94,961
3.80%, 1/31/2028 (b)	150,000	140,509
3.90%, 1/29/2024	75,000	74,055
4.20%, 10/29/2025	101,000	97,624
4.25%, 4/30/2025	150,000	147,187
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	179,000	156,528

See accompanying notes to financial statements.
282

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.37%, 4.17%, 5/9/2025 (c)	$ 224,000	$ 218,792
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	110,000	94,260
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	150,000	147,145
SOFR + 2.37%, 5.27%, 5/10/2033 (b) (c)	100,000	92,874
Cboe Global Markets, Inc. 3.00%, 3/16/2032	75,000	62,536
Charles Schwab Corp:
3.63%, 4/1/2025	250,000	243,460
3.75%, 4/1/2024	20,000	19,692
Charles Schwab Corp.:
0.75%, 3/18/2024	75,000	71,288
0.90%, 3/11/2026	50,000	44,292
1.65%, 3/11/2031	180,000	140,008
1.95%, 12/1/2031	50,000	39,196
2.45%, 3/3/2027	100,000	91,397
3.20%, 1/25/2028	50,000	46,625
3.25%, 5/22/2029	165,000	149,469
3.55%, 2/1/2024	25,000	24,636
4.00%, 2/1/2029	131,000	124,629
CI Financial Corp. 4.10%, 6/15/2051	100,000	59,366
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	25,000	23,430
CME Group, Inc.:
2.65%, 3/15/2032	120,000	100,633
3.00%, 3/15/2025	55,000	53,194
5.30%, 9/15/2043	276,000	284,183
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	50,514
Discover Financial Services 4.10%, 2/9/2027	300,000	282,354
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	150,000	122,412
3.00%, 6/15/2050	350,000	234,230
3.00%, 9/15/2060	100,000	62,381
3.10%, 9/15/2027 (b)	35,000	32,485
3.75%, 12/1/2025 (b)	100,000	97,369
3.75%, 9/21/2028 (b)	400,000	378,456
4.25%, 9/21/2048	408,000	341,655
5.20%, 6/15/2062	150,000	142,387
Invesco Finance PLC:
4.00%, 1/30/2024	135,000	133,921
5.38%, 11/30/2043	40,000	37,149
Jefferies Financial Group, Inc.:
4.15%, 1/23/2030	50,000	44,677
4.85%, 1/15/2027	179,000	175,941
Jefferies Group LLC 6.25%, 1/15/2036	130,000	131,097
Lazard Group LLC 4.38%, 3/11/2029	51,000	47,111
Security Description	Principal Amount	Value
Mastercard, Inc.:
3.30%, 3/26/2027	$ 25,000	$ 23,826
3.35%, 3/26/2030	100,000	91,627
3.50%, 2/26/2028	483,000	458,613
3.80%, 11/21/2046 (b)	150,000	125,825
3.85%, 3/26/2050	206,000	172,754
3.95%, 2/26/2048	199,000	170,461
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	135,000	131,477
Nasdaq, Inc.:
3.25%, 4/28/2050	175,000	118,078
3.95%, 3/7/2052	100,000	76,532
Nomura Holdings, Inc.:
1.65%, 7/14/2026	100,000	87,274
1.85%, 7/16/2025	504,000	458,791
2.33%, 1/22/2027 (b)	163,000	142,887
2.61%, 7/14/2031	186,000	143,503
2.65%, 1/16/2025	25,000	23,612
5.39%, 7/6/2027 (b)	125,000	123,330
ORIX Corp.:
4.00%, 4/13/2032	150,000	132,671
5.00%, 9/13/2027 (b)	50,000	49,744
Raymond James Financial, Inc. 4.95%, 7/15/2046	35,000	31,347
Stifel Financial Corp. 4.00%, 5/15/2030	50,000	43,342
Synchrony Financial:
2.88%, 10/28/2031	150,000	111,786
3.95%, 12/1/2027	200,000	178,534
4.50%, 7/23/2025	225,000	216,236
4.88%, 6/13/2025	122,000	119,018
5.15%, 3/19/2029	165,000	155,658
Visa, Inc.:
0.75%, 8/15/2027 (b)	317,000	270,464
1.90%, 4/15/2027	185,000	166,933
2.00%, 8/15/2050	185,000	109,498
2.70%, 4/15/2040	50,000	37,871
2.75%, 9/15/2027	100,000	92,716
3.15%, 12/14/2025	458,000	441,723
3.65%, 9/15/2047 (b)	150,000	123,852
4.30%, 12/14/2045	445,000	406,774
Western Union Co.:
1.35%, 3/15/2026 (b)	210,000	184,002
6.20%, 11/17/2036 (b)	100,000	99,147
		18,769,971
ELECTRIC — 7.4%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	116,472
3.95%, 6/1/2028	100,000	93,723
4.70%, 5/15/2032	200,000	191,596
Series I, 2.10%, 7/1/2030 (b)	58,000	46,949
AEP Transmission Co. LLC:
3.15%, 9/15/2049	66,000	45,791
3.75%, 12/1/2047	90,000	69,898

See accompanying notes to financial statements.
283

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 6/15/2049	$ 191,000	$ 149,608
4.00%, 12/1/2046	50,000	39,483
Series M, 3.65%, 4/1/2050	177,000	135,722
AES Corp. 1.38%, 1/15/2026	300,000	267,309
Alabama Power Co.:
3.00%, 3/15/2052	100,000	66,678
3.13%, 7/15/2051	100,000	69,052
3.45%, 10/1/2049	250,000	180,590
3.75%, 9/1/2027	100,000	96,050
3.75%, 3/1/2045	33,000	25,665
3.94%, 9/1/2032	25,000	22,939
4.30%, 1/2/2046	87,000	72,479
Series A, 4.30%, 7/15/2048	115,000	96,360
Series B, 3.70%, 12/1/2047	100,000	76,912
Ameren Corp. 2.50%, 9/15/2024	210,000	200,644
Ameren Illinois Co.:
4.15%, 3/15/2046	160,000	134,790
5.90%, 12/1/2052	50,000	54,996
American Electric Power Co., Inc.:
5.95%, 11/1/2032	100,000	104,485
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (b) (c)	100,000	78,505
Appalachian Power Co.:
4.45%, 6/1/2045	50,000	41,120
4.50%, 8/1/2032	45,000	42,114
7.00%, 4/1/2038	150,000	167,463
Series Z, 3.70%, 5/1/2050 (b)	50,000	36,680
Arizona Public Service Co.:
2.20%, 12/15/2031	85,000	64,847
2.60%, 8/15/2029	201,000	168,327
3.15%, 5/15/2025 (b)	80,000	76,382
3.75%, 5/15/2046	30,000	21,061
4.35%, 11/15/2045	25,000	19,672
4.50%, 4/1/2042	135,000	110,541
5.05%, 9/1/2041	25,000	22,182
6.35%, 12/15/2032	100,000	105,183
Atlantic City Electric Co. 4.00%, 10/15/2028	230,000	219,103
Avangrid, Inc.:
3.20%, 4/15/2025	91,000	86,991
3.80%, 6/1/2029	50,000	45,424
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	100,000	66,500
3.20%, 9/15/2049	48,000	33,984
4.25%, 9/15/2048	69,000	58,033
4.55%, 6/1/2052	200,000	178,882
3.75%, 8/15/2047	50,000	38,614
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	200,000	131,526
3.25%, 4/15/2028	48,000	44,477
3.80%, 7/15/2048	200,000	154,652
Security Description	Principal Amount	Value
4.05%, 4/15/2025 (b)	$ 46,000	$ 45,339
4.45%, 1/15/2049	50,000	43,260
4.50%, 2/1/2045	100,000	86,978
4.60%, 5/1/2053 (e)	50,000	43,965
6.13%, 4/1/2036	354,000	371,895
Black Hills Corp.:
2.50%, 6/15/2030	92,000	73,983
4.35%, 5/1/2033	230,000	202,963
CenterPoint Energy Houston Electric LLC:
4.45%, 10/1/2032	100,000	96,701
Series AC, 4.25%, 2/1/2049	68,000	59,317
Series AF, 3.35%, 4/1/2051	25,000	18,561
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	280,000	268,629
3.70%, 9/1/2049 (b)	150,000	112,371
CMS Energy Corp. 5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	125,000	108,489
Commonwealth Edison Co.:
2.20%, 3/1/2030	100,000	83,816
3.00%, 3/1/2050	100,000	68,944
3.70%, 8/15/2028	237,000	223,285
4.00%, 3/1/2049	100,000	81,218
Series 123, 3.75%, 8/15/2047	100,000	78,155
Connecticut Light & Power Co. Series A, 0.75%, 12/1/2025	65,000	58,203
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	100,000	82,032
3.60%, 6/15/2061	150,000	107,880
3.70%, 11/15/2059	98,000	70,657
3.80%, 5/15/2028	43,000	40,763
4.50%, 12/1/2045	175,000	149,781
5.70%, 6/15/2040	320,000	317,216
6.15%, 11/15/2052	70,000	75,881
Series 08-B, 6.75%, 4/1/2038	35,000	38,378
Series 09-C, 5.50%, 12/1/2039	125,000	122,377
Series 20B, 3.95%, 4/1/2050	436,000	346,760
Series C, 4.30%, 12/1/2056	35,000	28,323
Series D, 4.00%, 12/1/2028	122,000	116,622
Constellation Energy Generation LLC:
5.75%, 10/1/2041	79,000	76,031
6.25%, 10/1/2039	332,000	339,616
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	17,473
3.75%, 2/15/2050	50,000	39,309
3.80%, 11/15/2028 (b)	180,000	170,586
4.05%, 5/15/2048	65,000	54,190
4.20%, 9/1/2052	100,000	85,910
4.35%, 4/15/2049	50,000	44,063

See accompanying notes to financial statements.
284

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	$ 100,000	$ 92,880
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	100,000	96,359
4.25%, 6/1/2028	150,000	143,011
4.70%, 12/1/2044	115,000	97,928
5.38%, 11/15/2032	100,000	99,360
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	25,000	23,473
Series B, 3.30%, 4/15/2041	235,000	173,949
Series B, 5.95%, 6/15/2035	149,000	149,833
Series C, 2.25%, 8/15/2031	290,000	230,364
Series C, 3.38%, 4/1/2030	190,000	167,396
Series C, 4.05%, 9/15/2042	76,000	59,602
DTE Electric Co.:
2.25%, 3/1/2030	93,000	78,415
3.75%, 8/15/2047	105,000	82,782
Series A, 1.90%, 4/1/2028	38,000	33,001
Series A, 4.05%, 5/15/2048	132,000	110,007
Series B, 3.65%, 3/1/2052	25,000	19,478
DTE Energy Co.:
2.95%, 3/1/2030	25,000	21,254
4.22%, 11/1/2024 (d)	300,000	295,209
Series C, 3.40%, 6/15/2029	235,000	209,011
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	400,000	341,180
2.55%, 4/15/2031	25,000	20,894
2.85%, 3/15/2032	20,000	16,897
3.20%, 8/15/2049	100,000	70,529
3.45%, 4/15/2051	50,000	36,837
3.88%, 3/15/2046	149,000	117,698
3.95%, 3/15/2048	163,000	131,285
4.25%, 12/15/2041	100,000	86,540
6.00%, 1/15/2038	56,000	58,749
6.05%, 4/15/2038	200,000	211,096
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	40,804
3.40%, 6/15/2029	125,000	112,155
3.50%, 6/15/2051	122,000	85,643
3.75%, 9/1/2046	275,000	204,905
4.20%, 6/15/2049	50,000	39,668
4.50%, 8/15/2032	70,000	65,779
4.80%, 12/15/2045	200,000	175,730
5.00%, 12/8/2025	200,000	199,556
5.00%, 12/8/2027	50,000	49,729
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	475,000	348,788
Duke Energy Florida LLC:
1.75%, 6/15/2030	150,000	119,518
2.40%, 12/15/2031	40,000	32,572
2.50%, 12/1/2029	75,000	64,207
4.20%, 7/15/2048	15,000	12,626
5.95%, 11/15/2052	20,000	21,405
6.35%, 9/15/2037	50,000	53,887
Security Description	Principal Amount	Value
Duke Energy Indiana LLC:
2.75%, 4/1/2050	$ 50,000	$ 31,528
Series YYY, 3.25%, 10/1/2049	85,000	59,279
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	163,602
3.65%, 2/1/2029	60,000	55,879
3.70%, 6/15/2046	100,000	74,040
4.30%, 2/1/2049	32,000	26,370
Duke Energy Progress LLC:
2.50%, 8/15/2050	50,000	30,263
3.60%, 9/15/2047	100,000	75,363
3.70%, 9/1/2028	55,000	51,769
3.70%, 10/15/2046	100,000	76,519
4.15%, 12/1/2044	100,000	83,657
4.20%, 8/15/2045	140,000	117,440
Edison International:
4.13%, 3/15/2028	101,000	93,714
4.70%, 8/15/2025	25,000	24,456
5.75%, 6/15/2027	144,000	144,482
El Paso Electric Co. 5.00%, 12/1/2044	50,000	43,583
Emera US Finance L.P. 4.75%, 6/15/2046	146,000	113,588
Enel Americas SA 4.00%, 10/25/2026 (b)	214,000	203,003
Enel Chile SA 4.88%, 6/12/2028 (b)	188,000	183,089
Enel Generacion Chile SA 4.25%, 4/15/2024	197,000	193,541
Entergy Arkansas LLC 2.65%, 6/15/2051	181,000	111,063
Entergy Corp.:
0.90%, 9/15/2025	25,000	22,278
2.40%, 6/15/2031	235,000	186,275
2.80%, 6/15/2030	50,000	42,085
Entergy Louisiana LLC:
0.95%, 10/1/2024	440,000	409,944
2.35%, 6/15/2032	100,000	79,574
2.90%, 3/15/2051	155,000	100,589
3.12%, 9/1/2027	67,000	61,830
3.25%, 4/1/2028	150,000	136,669
Entergy Mississippi LLC:
2.85%, 6/1/2028	200,000	177,560
3.50%, 6/1/2051	30,000	21,723
3.85%, 6/1/2049	155,000	119,150
Entergy Texas, Inc.:
4.00%, 3/30/2029	25,000	23,617
4.50%, 3/30/2039	63,000	55,000
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,397
3.45%, 4/15/2050	50,000	36,333
4.25%, 12/1/2045	25,000	20,354
Evergy, Inc.:
2.45%, 9/15/2024	176,000	167,223
2.90%, 9/15/2029	240,000	207,475

See accompanying notes to financial statements.
285

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Eversource Energy:
3.45%, 1/15/2050	$ 105,000	$ 76,794
4.60%, 7/1/2027	70,000	69,054
Series H, 3.15%, 1/15/2025 (b)	25,000	24,064
Series M, 3.30%, 1/15/2028 (b)	235,000	216,771
Series U, 1.40%, 8/15/2026	100,000	87,869
Exelon Corp.:
3.95%, 6/15/2025	90,000	87,905
4.05%, 4/15/2030	200,000	186,268
4.70%, 4/15/2050	100,000	87,840
5.10%, 6/15/2045	100,000	92,892
5.63%, 6/15/2035	200,000	203,752
Florida Power & Light Co.:
2.85%, 4/1/2025	301,000	288,418
2.88%, 12/4/2051	179,000	121,892
3.70%, 12/1/2047	160,000	129,075
3.95%, 3/1/2048	121,000	100,478
4.05%, 6/1/2042	150,000	129,229
4.05%, 10/1/2044	129,000	109,531
5.25%, 2/1/2041	78,000	77,763
5.69%, 3/1/2040	25,000	25,919
5.95%, 2/1/2038	25,000	26,595
5.96%, 4/1/2039	25,000	26,656
Georgia Power Co.:
4.30%, 3/15/2042	100,000	85,718
4.30%, 3/15/2043	157,000	130,954
5.13%, 5/15/2052 (b)	50,000	47,117
Series B, 2.65%, 9/15/2029	200,000	170,526
Series B, 3.70%, 1/30/2050	79,000	59,079
Iberdrola International B.V. 6.75%, 7/15/2036	365,000	387,612
Idaho Power Co. Series K, 4.20%, 3/1/2048	175,000	143,817
Indiana Michigan Power Co.:
3.25%, 5/1/2051	50,000	34,209
Series K, 4.55%, 3/15/2046	100,000	83,814
Interstate Power & Light Co. 3.25%, 12/1/2024	50,000	48,302
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	75,000	66,670
Kentucky Utilities Co. 5.13%, 11/1/2040	150,000	142,093
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	17,761
3.65%, 4/15/2029	100,000	93,769
3.65%, 8/1/2048	100,000	78,655
3.95%, 8/1/2047	100,000	82,434
4.25%, 7/15/2049	225,000	193,266
4.80%, 9/15/2043	50,000	46,840
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	47,498
2.85%, 1/27/2025 (b)	90,000	86,449
2.95%, 2/7/2024	100,000	97,736
Security Description	Principal Amount	Value
3.45%, 6/15/2025	$ 100,000	$ 96,419
3.90%, 11/1/2028 (b)	147,000	138,045
4.80%, 3/15/2028	250,000	248,397
5.80%, 1/15/2033	100,000	104,318
Series D, 1.00%, 10/18/2024	30,000	27,774
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029 (b)	115,000	108,272
Series GG, 5.90%, 5/1/2053	50,000	53,552
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	115,000	98,415
2.25%, 6/1/2030	544,000	447,756
2.75%, 11/1/2029	125,000	108,167
2.94%, 3/21/2024 (b)	40,000	38,960
3.50%, 4/1/2029	150,000	136,473
4.26%, 9/1/2024	75,000	74,097
4.45%, 6/20/2025	160,000	158,222
4.63%, 7/15/2027	150,000	147,924
5.00%, 7/15/2032 (b)	230,000	226,352
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (c)	200,000	163,198
Northern States Power Co.:
2.60%, 6/1/2051	50,000	32,032
2.90%, 3/1/2050	133,000	91,547
3.40%, 8/15/2042	25,000	19,535
3.60%, 5/15/2046	50,000	38,885
4.50%, 6/1/2052	35,000	31,802
6.20%, 7/1/2037	30,000	32,343
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	20,808
4.95%, 9/15/2052	295,000	286,389
Oglethorpe Power Corp.:
3.75%, 8/1/2050	75,000	53,818
4.50%, 4/1/2047 (e)	195,000	155,130
5.05%, 10/1/2048	40,000	34,406
Ohio Edison Co. 6.88%, 7/15/2036	200,000	215,362
Ohio Power Co.:
4.00%, 6/1/2049	100,000	79,193
Series P, 2.60%, 4/1/2030	76,000	64,499
Series R, 2.90%, 10/1/2051	50,000	32,696
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	70,000	61,455
3.85%, 8/15/2047	30,000	22,569
4.15%, 4/1/2047	100,000	79,911
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	89,126
2.75%, 6/1/2024	35,000	33,888
2.75%, 5/15/2030	40,000	34,852
3.75%, 4/1/2045	93,000	74,972
4.55%, 9/15/2032 (e)	35,000	34,257
4.60%, 6/1/2052 (e)	79,000	72,740
4.95%, 9/15/2052 (e)	15,000	14,590

See accompanying notes to financial statements.
286

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	$ 175,000	$ 136,061
3.00%, 6/15/2028	150,000	130,026
3.30%, 8/1/2040	184,000	124,781
3.45%, 7/1/2025	339,000	321,589
3.50%, 8/1/2050	160,000	100,707
3.95%, 12/1/2047	50,000	33,854
4.00%, 12/1/2046	195,000	132,214
4.20%, 3/1/2029	70,000	62,611
4.25%, 3/15/2046	30,000	21,181
4.40%, 3/1/2032	50,000	43,745
4.45%, 4/15/2042	50,000	37,337
4.50%, 7/1/2040	180,000	140,902
4.55%, 7/1/2030	188,000	170,424
4.65%, 8/1/2028	150,000	137,937
4.75%, 2/15/2044	160,000	124,482
4.95%, 6/8/2025	50,000	49,247
4.95%, 7/1/2050	417,000	326,703
5.25%, 3/1/2052	50,000	41,027
5.45%, 6/15/2027	100,000	99,019
5.90%, 6/15/2032	100,000	97,651
PacifiCorp:
2.90%, 6/15/2052	25,000	16,454
3.30%, 3/15/2051	50,000	36,044
4.10%, 2/1/2042	50,000	41,313
4.15%, 2/15/2050	275,000	227,133
5.35%, 12/1/2053	50,000	50,017
5.75%, 4/1/2037	63,000	64,005
6.00%, 1/15/2039	285,000	296,802
6.25%, 10/15/2037	124,000	131,774
6.35%, 7/15/2038	85,000	91,498
PECO Energy Co.:
2.80%, 6/15/2050	100,000	66,015
2.85%, 9/15/2051 (b)	30,000	19,910
3.00%, 9/15/2049	95,000	65,209
3.70%, 9/15/2047	30,000	23,570
3.90%, 3/1/2048	85,000	70,000
4.38%, 8/15/2052	115,000	101,592
4.60%, 5/15/2052	105,000	94,946
PPL Capital Funding, Inc. 3.10%, 5/15/2026	382,000	357,476
Progress Energy, Inc.:
7.00%, 10/30/2031	100,000	109,003
7.75%, 3/1/2031	160,000	181,306
Public Service Co. of Colorado:
4.05%, 9/15/2049	94,000	77,461
4.10%, 6/15/2048	50,000	41,524
Series 35, 1.90%, 1/15/2031	50,000	40,090
Series 36, 2.70%, 1/15/2051	25,000	16,125
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	50,000	38,699
Series V, 2.20%, 6/15/2031	60,000	49,237
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
4.90%, 12/15/2032	$ 500,000	$ 501,065
Series MTN, 2.05%, 8/1/2050	75,000	41,911
Series MTN, 2.45%, 1/15/2030	95,000	81,407
Series MTN, 3.15%, 1/1/2050	100,000	70,682
Series MTN, 3.20%, 5/15/2029	54,000	48,981
Series MTN, 3.85%, 5/1/2049	60,000	47,837
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025 (b)	90,000	80,803
5.85%, 11/15/2027	250,000	257,530
Puget Energy, Inc. 4.10%, 6/15/2030	105,000	93,941
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	112,000	91,057
5.64%, 4/15/2041	20,000	19,607
5.80%, 3/15/2040	100,000	99,547
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	84,000	65,850
Series TTT, 4.10%, 6/15/2049	45,000	36,884
Series UUU, 3.32%, 4/15/2050	154,000	110,651
Series XXX, 3.00%, 3/15/2032	100,000	85,510
Sempra Energy:
3.25%, 6/15/2027	320,000	295,898
3.40%, 2/1/2028	151,000	140,309
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	149,000	117,330
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	82,504
2.85%, 8/1/2029 (b)	70,000	60,844
4.00%, 4/1/2047	334,000	262,247
4.65%, 10/1/2043	87,000	75,227
6.00%, 1/15/2034	250,000	260,467
6.05%, 3/15/2039	100,000	101,419
Series 13-A, 3.90%, 3/15/2043	122,000	94,250
Series 20A, 2.95%, 2/1/2051	100,000	64,109
Series A, 4.20%, 3/1/2029	75,000	71,348
Series B, 4.88%, 3/1/2049	60,000	53,020
Series C, 3.60%, 2/1/2045	35,000	25,194
Series C, 4.13%, 3/1/2048	118,000	94,269
Series E, 3.70%, 8/1/2025	155,000	150,125
Series G, 2.50%, 6/1/2031	50,000	41,204
Series K, 0.98%, 8/1/2024	481,000	450,038
Southern Co.:
4.40%, 7/1/2046	318,000	265,966

See accompanying notes to financial statements.
287

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 10/15/2032	$ 65,000	$ 66,416
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (c)	145,000	117,367
Series A, 3.70%, 4/30/2030	300,000	271,017
Southern Power Co.:
0.90%, 1/15/2026	65,000	57,136
4.15%, 12/1/2025	50,000	49,080
5.15%, 9/15/2041	250,000	225,615
Series F, 4.95%, 12/15/2046	61,000	51,981
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	165,305
Series L, 3.85%, 2/1/2048	150,000	111,232
Southwestern Public Service Co.:
3.70%, 8/15/2047	360,000	272,333
4.50%, 8/15/2041	50,000	43,734
Series 8, 3.15%, 5/1/2050	32,000	22,248
Tampa Electric Co.:
2.40%, 3/15/2031	111,000	89,900
3.45%, 3/15/2051	25,000	17,576
3.63%, 6/15/2050	30,000	21,784
4.35%, 5/15/2044	100,000	82,120
4.45%, 6/15/2049	100,000	82,759
5.00%, 7/15/2052	100,000	92,181
Tucson Electric Power Co.:
4.00%, 6/15/2050	110,000	83,619
4.85%, 12/1/2048	19,000	16,313
Union Electric Co.:
2.15%, 3/15/2032	200,000	157,974
3.50%, 3/15/2029	50,000	46,268
3.65%, 4/15/2045	70,000	53,789
4.00%, 4/1/2048	80,000	64,330
Virginia Electric & Power Co.:
3.30%, 12/1/2049	50,000	35,871
4.45%, 2/15/2044	150,000	128,599
Series A, 2.88%, 7/15/2029	160,000	140,795
Series A, 3.10%, 5/15/2025	91,000	87,385
Series A, 3.15%, 1/15/2026	360,000	343,321
Series A, 6.00%, 5/15/2037	20,000	20,690
Series B, 4.20%, 5/15/2045	100,000	81,351
Series C, 4.00%, 11/15/2046	219,000	173,415
Series C, 4.63%, 5/15/2052	206,000	181,280
WEC Energy Group, Inc. 2.20%, 12/15/2028 (b)	50,000	42,336
Wisconsin Electric Power Co. 4.75%, 9/30/2032	70,000	68,782
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	24,891
3.65%, 4/1/2050	25,000	18,427
3.95%, 9/1/2032	150,000	137,437
Wisconsin Public Service Corp. 5.35%, 11/10/2025	155,000	156,655
Xcel Energy, Inc.:
1.75%, 3/15/2027 (b)	285,000	249,976
Security Description	Principal Amount	Value
3.30%, 6/1/2025	$ 86,000	$ 82,526
		39,273,443
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.80%, 10/15/2027 (b)	250,000	218,455
1.95%, 10/15/2030	61,000	49,392
2.75%, 10/15/2050	53,000	34,390
2.80%, 12/21/2051	358,000	231,601
		533,838
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	50,000	40,460
Allegion PLC 3.50%, 10/1/2029	32,000	27,583
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	100,000	96,782
Amphenol Corp.:
2.20%, 9/15/2031	51,000	40,408
2.80%, 2/15/2030	83,000	70,945
4.35%, 6/1/2029	100,000	95,349
Arrow Electronics, Inc. 3.88%, 1/12/2028	150,000	136,548
Avnet, Inc. 4.63%, 4/15/2026	149,000	143,347
Flex, Ltd.:
3.75%, 2/1/2026	107,000	100,757
4.75%, 6/15/2025	116,000	113,547
4.88%, 5/12/2030	50,000	46,759
6.00%, 1/15/2028	15,000	14,978
Fortive Corp. 4.30%, 6/15/2046	151,000	117,336
Honeywell International, Inc.:
1.10%, 3/1/2027	150,000	130,743
1.35%, 6/1/2025 (b)	50,000	46,256
1.75%, 9/1/2031	110,000	87,145
1.95%, 6/1/2030	125,000	103,399
2.30%, 8/15/2024	50,000	48,035
3.81%, 11/21/2047	100,000	83,267
4.85%, 11/1/2024	150,000	150,525
4.95%, 2/15/2028	70,000	71,102
5.00%, 2/15/2033	85,000	86,655
5.70%, 3/15/2037	50,000	52,801
Hubbell, Inc.:
3.15%, 8/15/2027	153,000	139,519
3.35%, 3/1/2026	200,000	190,220
Jabil, Inc.:
3.60%, 1/15/2030	200,000	175,326
3.95%, 1/12/2028	100,000	93,142
4.25%, 5/15/2027	96,000	90,851
Keysight Technologies, Inc. 3.00%, 10/30/2029 (b)	175,000	151,807
Legrand France SA 8.50%, 2/15/2025 (b)	25,000	26,976
TD SYNNEX Corp.:
1.25%, 8/9/2024	25,000	23,206

See accompanying notes to financial statements.
288

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 8/9/2026	$ 70,000	$ 59,498
2.38%, 8/9/2028	50,000	40,522
2.65%, 8/9/2031	164,000	124,023
Tyco Electronics Group SA 3.70%, 2/15/2026	100,000	96,279
Vontier Corp.:
1.80%, 4/1/2026	215,000	181,881
2.40%, 4/1/2028	100,000	78,941
2.95%, 4/1/2031	75,000	54,536
		3,431,454
ENTERTAINMENT — 0.4%
WarnerMedia Holdings, Inc.:
3.43%, 3/15/2024 (e)	300,000	291,168
3.64%, 3/15/2025 (e)	140,000	133,162
3.76%, 3/15/2027 (b) (e)	310,000	279,787
4.05%, 3/15/2029 (e)	200,000	173,342
4.28%, 3/15/2032 (e)	345,000	284,460
5.05%, 3/15/2042 (e)	315,000	242,235
5.14%, 3/15/2052 (e)	440,000	323,083
5.39%, 3/15/2062 (e)	212,000	155,303
		1,882,540
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	79,893
Republic Services, Inc.:
2.30%, 3/1/2030	100,000	83,720
2.50%, 8/15/2024	276,000	264,557
3.38%, 11/15/2027	200,000	186,582
Waste Connections, Inc.:
3.05%, 4/1/2050	67,000	45,724
3.50%, 5/1/2029	115,000	105,261
4.20%, 1/15/2033	105,000	97,545
Waste Management, Inc.:
1.50%, 3/15/2031 (b)	30,000	23,418
2.50%, 11/15/2050	25,000	15,642
2.95%, 6/1/2041	35,000	25,838
4.15%, 4/15/2032	150,000	142,615
		1,070,795
FOOD — 1.2%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	48,845
4.15%, 3/15/2028	232,000	221,762
4.80%, 3/15/2048	150,000	133,360
Conagra Brands, Inc.:
1.38%, 11/1/2027	100,000	83,187
4.30%, 5/1/2024	150,000	147,876
4.60%, 11/1/2025	400,000	393,512
5.40%, 11/1/2048	50,000	46,461
7.00%, 10/1/2028	71,000	75,697
General Mills, Inc.:
2.88%, 4/15/2030	31,000	26,861
3.65%, 2/15/2024	60,000	59,104
4.00%, 4/17/2025	200,000	195,432
Security Description	Principal Amount	Value
4.20%, 4/17/2028 (b)	$ 150,000	$ 144,978
5.24%, 11/18/2025	30,000	30,093
Hershey Co.:
1.70%, 6/1/2030	20,000	16,036
3.13%, 11/15/2049	30,000	21,533
Hormel Foods Corp.:
0.65%, 6/3/2024 (b)	35,000	33,005
3.05%, 6/3/2051	140,000	97,069
Ingredion, Inc. 2.90%, 6/1/2030	120,000	101,654
J M Smucker Co. 2.13%, 3/15/2032	25,000	19,414
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
5.13%, 2/1/2028 (e)	250,000	236,487
5.75%, 4/1/2033 (e)	500,000	477,690
6.50%, 12/1/2052 (e)	135,000	128,345
JM Smucker Co.:
2.38%, 3/15/2030	80,000	66,208
4.25%, 3/15/2035	33,000	29,453
Kellogg Co.:
3.40%, 11/15/2027	163,000	151,621
Series B, 7.45%, 4/1/2031	65,000	73,962
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	275,000	250,632
4.63%, 10/1/2039	60,000	52,673
5.20%, 7/15/2045	425,000	391,620
Kroger Co.:
2.20%, 5/1/2030	115,000	93,053
2.65%, 10/15/2026	135,000	123,942
3.50%, 2/1/2026	447,000	426,711
4.50%, 1/15/2029	100,000	96,479
5.15%, 8/1/2043	78,000	71,891
6.90%, 4/15/2038	75,000	82,092
McCormick & Co., Inc.:
0.90%, 2/15/2026	30,000	26,340
1.85%, 2/15/2031 (b)	50,000	38,685
2.50%, 4/15/2030 (b)	200,000	167,002
3.15%, 8/15/2024	30,000	29,018
Mondelez International, Inc.:
1.50%, 5/4/2025	260,000	240,989
2.75%, 4/13/2030 (b)	250,000	215,440
Pilgrim's Pride Corp. 3.50%, 3/1/2032 (e)	50,000	39,083
Sysco Corp.:
2.40%, 2/15/2030	30,000	24,934
2.45%, 12/14/2031	70,000	56,178
3.25%, 7/15/2027	41,000	37,942
6.60%, 4/1/2040	96,000	102,298
6.60%, 4/1/2050	190,000	206,967
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	93,621
4.55%, 6/2/2047	50,000	42,800

See accompanying notes to financial statements.
289

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 9/28/2048	$ 320,000	$ 296,870
		6,266,905
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	142,000	133,179
4.50%, 8/1/2024	95,000	93,569
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	75,000	72,973
5.50%, 1/17/2027 (b)	125,000	125,461
Georgia-Pacific LLC 8.00%, 1/15/2024	262,000	269,842
International Paper Co. 4.80%, 6/15/2044	340,000	296,170
Suzano Austria GmbH:
2.50%, 9/15/2028	66,000	55,472
3.75%, 1/15/2031	250,000	209,282
6.00%, 1/15/2029	125,000	124,685
Series DM3N, 3.13%, 1/15/2032	80,000	62,477
		1,443,110
GAS — 0.6%
Atmos Energy Corp.:
2.63%, 9/15/2029	175,000	151,991
2.85%, 2/15/2052	160,000	104,317
5.75%, 10/15/2052	45,000	47,303
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	227,000	182,626
5.85%, 1/15/2041	75,000	75,440
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	47,675
National Fuel Gas Co.:
2.95%, 3/1/2031	100,000	78,471
5.50%, 1/15/2026	149,000	148,565
NiSource, Inc.:
0.95%, 8/15/2025	214,000	193,026
2.95%, 9/1/2029	150,000	130,297
3.60%, 5/1/2030	36,000	32,096
4.80%, 2/15/2044	350,000	309,025
5.95%, 6/15/2041	82,000	82,836
ONE Gas, Inc.:
1.10%, 3/11/2024	100,000	95,905
4.50%, 11/1/2048	70,000	57,996
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	100,000	91,856
3.64%, 11/1/2046	200,000	144,060
Southern California Gas Co.:
3.15%, 9/15/2024	150,000	145,989
5.13%, 11/15/2040 (b)	50,000	47,355
6.35%, 11/15/2052	25,000	27,542
Series UU, 4.13%, 6/1/2048	305,000	245,125
Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	$ 250,000	$ 199,632
5.15%, 9/15/2032	150,000	147,358
Southwest Gas Corp.:
2.20%, 6/15/2030	63,000	49,185
3.18%, 8/15/2051	50,000	30,546
3.80%, 9/29/2046	200,000	138,472
4.15%, 6/1/2049	50,000	36,064
5.80%, 12/1/2027	25,000	25,456
Spire Missouri, Inc. 3.30%, 6/1/2051	100,000	68,539
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	130,000	97,542
Series MTN, 3.65%, 9/15/2049	50,000	36,563
		3,268,853
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	65,000	50,626
4.63%, 6/15/2028	83,000	77,965
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	100,000	82,289
2.75%, 11/15/2050	100,000	60,930
3.40%, 3/1/2026	85,000	80,985
4.25%, 11/15/2028	98,000	93,558
4.85%, 11/15/2048 (b)	110,000	96,037
5.20%, 9/1/2040	43,000	40,546
		582,936
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	125,000	106,304
2.95%, 3/15/2025	315,000	304,274
3.75%, 11/30/2026 (b)	74,000	72,124
3.88%, 9/15/2025	50,000	49,066
6.15%, 11/30/2037	135,000	150,587
Baxter International, Inc.:
1.32%, 11/29/2024	100,000	93,101
1.92%, 2/1/2027	200,000	177,616
2.27%, 12/1/2028 (b)	116,000	99,012
2.54%, 2/1/2032	200,000	159,300
3.13%, 12/1/2051 (b)	100,000	65,319
Boston Scientific Corp.:
1.90%, 6/1/2025	113,000	105,535
2.65%, 6/1/2030 (b)	100,000	85,793
3.45%, 3/1/2024	129,000	126,486
4.70%, 3/1/2049	100,000	90,292
Danaher Corp.:
2.60%, 10/1/2050	70,000	44,810
2.80%, 12/10/2051	150,000	99,796
4.38%, 9/15/2045	25,000	22,239
Dentsply Sirona, Inc. 3.25%, 6/1/2030	100,000	82,825

See accompanying notes to financial statements.
290

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DH Europe Finance II SARL:
2.20%, 11/15/2024	$ 43,000	$ 40,942
2.60%, 11/15/2029 (b)	120,000	104,986
Edwards Lifesciences Corp. 4.30%, 6/15/2028	100,000	95,738
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025 (e)	250,000	251,512
5.65%, 11/15/2027 (e)	100,000	101,467
5.91%, 11/22/2032 (b) (e)	200,000	207,510
6.38%, 11/22/2052 (e)	100,000	107,221
Koninklijke Philips NV 6.88%, 3/11/2038	275,000	291,258
Medtronic, Inc. 4.63%, 3/15/2045 (b)	450,000	418,333
PerkinElmer, Inc. 3.30%, 9/15/2029	224,000	195,297
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	35,720
Stryker Corp.:
1.15%, 6/15/2025	75,000	68,608
1.95%, 6/15/2030	25,000	20,344
3.50%, 3/15/2026	100,000	95,942
4.10%, 4/1/2043	150,000	122,689
4.63%, 3/15/2046	179,000	158,888
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	65,000	61,003
1.75%, 10/15/2028	500,000	424,010
4.10%, 8/15/2047	150,000	130,791
4.80%, 11/21/2027	70,000	70,350
5.30%, 2/1/2044	50,000	50,319
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	100,000	93,067
2.60%, 11/24/2031	100,000	80,831
3.05%, 1/15/2026	99,000	93,348
3.55%, 4/1/2025	110,000	106,188
		5,360,841
HEALTH CARE SERVICES — 3.4%
Adventist Health System 2.95%, 3/1/2029	261,000	222,033
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	67,000	62,575
Aetna, Inc.:
3.50%, 11/15/2024	100,000	97,228
4.13%, 11/15/2042	200,000	164,196
Allina Health System Series 2021, 2.90%, 11/15/2051	25,000	16,249
Ascension Health:
4.85%, 11/15/2053	170,000	161,179
Series B, 2.53%, 11/15/2029	75,000	64,254
Banner Health:
2.91%, 1/1/2051	25,000	16,298
Security Description	Principal Amount	Value
Series 2020, 3.18%, 1/1/2050	$ 70,000	$ 48,710
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	35,517
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	35,000	23,094
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	150,000	133,252
Series 20-2, 3.21%, 6/1/2050	146,000	94,281
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	67,324
Centene Corp.:
2.50%, 3/1/2031	200,000	156,474
3.38%, 2/15/2030	500,000	423,175
4.63%, 12/15/2029	500,000	458,475
Children's Health System of Texas 2.51%, 8/15/2050	130,000	77,991
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	100,000	84,249
Series 2020, 2.93%, 7/15/2050	100,000	62,057
Children's Hospital Medical Center 4.27%, 5/15/2044	50,000	43,974
CHRISTUS Health Series C, 4.34%, 7/1/2028	34,000	32,309
City of Hope Series 2013, 5.62%, 11/15/2043	110,000	108,399
CommonSpirit Health:
1.55%, 10/1/2025	50,000	44,998
2.76%, 10/1/2024	75,000	71,923
2.78%, 10/1/2030	80,000	65,795
3.35%, 10/1/2029	269,000	233,097
3.82%, 10/1/2049	60,000	44,913
3.91%, 10/1/2050	40,000	29,580
6.07%, 11/1/2027	80,000	81,692
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	12,600
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	53,422
Dignity Health 5.27%, 11/1/2064 (b)	100,000	86,019

See accompanying notes to financial statements.
291

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Elevance Health, Inc.:
1.50%, 3/15/2026	$ 200,000	$ 179,728
2.38%, 1/15/2025	400,000	379,744
3.13%, 5/15/2050	30,000	20,808
3.35%, 12/1/2024 (b)	207,000	200,925
3.50%, 8/15/2024	100,000	97,507
3.60%, 3/15/2051	80,000	60,227
4.10%, 3/1/2028	100,000	95,848
4.10%, 5/15/2032	100,000	92,902
4.55%, 5/15/2052	75,000	65,671
4.65%, 8/15/2044	350,000	312,252
5.35%, 10/15/2025	90,000	91,034
5.50%, 10/15/2032	150,000	153,537
6.10%, 10/15/2052	55,000	59,234
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	150,000	128,371
Series 2020, 2.88%, 9/1/2050	50,000	31,861
HCA, Inc.:
3.38%, 3/15/2029 (e)	200,000	175,278
3.50%, 9/1/2030	50,000	43,020
3.50%, 7/15/2051	150,000	96,819
3.63%, 3/15/2032 (e)	100,000	84,583
4.13%, 6/15/2029	108,000	98,593
4.38%, 3/15/2042 (e)	125,000	99,897
4.50%, 2/15/2027	347,000	334,074
4.63%, 3/15/2052 (e)	70,000	54,820
5.00%, 3/15/2024	295,000	293,383
5.13%, 6/15/2039	375,000	334,279
5.25%, 4/15/2025	142,000	141,142
5.25%, 6/15/2026	65,000	64,240
5.25%, 6/15/2049	45,000	38,521
5.38%, 2/1/2025	200,000	199,784
5.50%, 6/15/2047	325,000	289,113
5.88%, 2/15/2026	180,000	181,150
Humana, Inc.:
1.35%, 2/3/2027	75,000	64,767
3.13%, 8/15/2029	100,000	87,761
3.70%, 3/23/2029	40,000	36,537
3.85%, 10/1/2024	50,000	49,014
3.95%, 3/15/2027	100,000	95,802
4.88%, 4/1/2030	43,000	41,957
4.95%, 10/1/2044	100,000	90,444
5.75%, 3/1/2028	100,000	102,191
5.88%, 3/1/2033	100,000	103,622
Inova Health System Foundation 4.07%, 5/15/2052 (b)	10,000	8,276
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	115,000	82,908
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	72,309
Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	$ 200,000	$ 169,796
4.88%, 4/1/2042	60,000	57,628
Series 2019, 3.27%, 11/1/2049	100,000	72,006
Series 2021, 2.81%, 6/1/2041	265,000	192,125
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	305,000	288,686
3.25%, 9/1/2024	201,000	194,791
3.60%, 2/1/2025	113,000	109,402
Mass General Brigham, Inc.:
Series 2017, 3.77%, 7/1/2048	50,000	38,970
Series 2020, 3.19%, 7/1/2049	100,000	69,570
Series 2020, 3.34%, 7/1/2060	25,000	16,835
Mayo Clinic Series 2021, 3.20%, 11/15/2061	125,000	82,517
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	80,000	66,860
Memorial Health Services 3.45%, 11/1/2049	150,000	107,350
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	108,000	89,143
Series 2020, 2.96%, 1/1/2050	196,000	130,428
Methodist Hospital Series 20A, 2.71%, 12/1/2050	75,000	46,805
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	67,802
Montefiore Obligated Group 4.29%, 9/1/2050	160,000	95,749
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	100,000	80,677
Series 2019, 3.74%, 7/1/2049	279,000	207,559
MultiCare Health System 2.80%, 8/15/2050	90,000	53,135
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119 (b)	70,000	48,949
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (b)	125,000	89,344
4.26%, 11/1/2047	135,000	108,077
Novant Health, Inc. 3.17%, 11/1/2051	100,000	68,992

See accompanying notes to financial statements.
292

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	$ 100,000	$ 61,528
NYU Langone Hospitals:
4.37%, 7/1/2047	149,000	123,394
4.78%, 7/1/2044	80,000	71,389
Series 2020, 3.38%, 7/1/2055	40,000	26,670
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	139,570
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	80,000	52,101
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	100,000	67,885
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	20,000	16,827
Series A, 3.93%, 10/1/2048	200,000	157,344
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	25,000	15,738
Stanford Health Care:
3.03%, 8/15/2051	80,000	53,514
Series 2018, 3.80%, 11/15/2048	100,000	79,553
Summa Health 3.51%, 11/15/2051	100,000	65,992
Sutter Health:
Series 2018, 3.70%, 8/15/2028	374,000	342,670
Series 20A, 1.32%, 8/15/2025	126,000	114,521
Series 20A, 3.36%, 8/15/2050	100,000	69,597
Texas Health Resources:
2.33%, 11/15/2050	20,000	11,368
4.33%, 11/15/2055	50,000	42,439
Toledo Hospital 5.75%, 11/15/2038 (b)	230,000	215,843
Trinity Health Corp.:
4.13%, 12/1/2045	160,000	134,077
Series 2019, 3.43%, 12/1/2048	100,000	76,124
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	120,000	108,893
2.00%, 5/15/2030	350,000	289,674
2.90%, 5/15/2050	100,000	68,155
3.13%, 5/15/2060	100,000	67,811
3.25%, 5/15/2051	115,000	82,885
3.38%, 4/15/2027	100,000	94,860
Security Description	Principal Amount	Value
3.70%, 8/15/2049	$ 100,000	$ 79,075
3.75%, 7/15/2025	389,000	380,738
3.85%, 6/15/2028 (b)	300,000	287,625
3.88%, 8/15/2059	100,000	78,586
3.95%, 10/15/2042	250,000	211,665
4.00%, 5/15/2029	80,000	76,388
4.20%, 5/15/2032	165,000	156,828
4.25%, 3/15/2043 (b)	25,000	22,157
4.25%, 4/15/2047	50,000	43,113
4.25%, 6/15/2048	182,000	158,708
4.38%, 3/15/2042	175,000	157,248
4.63%, 7/15/2035	66,000	63,955
4.75%, 7/15/2045	100,000	94,512
4.75%, 5/15/2052	150,000	139,008
4.95%, 5/15/2062	100,000	94,103
5.00%, 10/15/2024	65,000	65,412
5.15%, 10/15/2025	35,000	35,423
5.25%, 2/15/2028	105,000	107,492
5.35%, 2/15/2033	150,000	155,362
5.70%, 10/15/2040	100,000	103,715
5.88%, 2/15/2053	60,000	65,144
5.95%, 2/15/2041	50,000	53,048
6.05%, 2/15/2063	45,000	49,552
6.50%, 6/15/2037	431,000	481,819
6.63%, 11/15/2037	510,000	577,901
Universal Health Services, Inc.:
1.65%, 9/1/2026	200,000	171,392
2.65%, 10/15/2030	50,000	39,794
2.65%, 1/15/2032	170,000	129,824
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	206,000	182,588
		18,177,058
HOME BUILDERS — 0.2%
D.R. Horton, Inc.:
1.40%, 10/15/2027 (b)	25,000	20,831
2.50%, 10/15/2024	100,000	95,156
Lennar Corp.:
4.75%, 5/30/2025	25,000	24,769
4.75%, 11/29/2027 (b)	46,000	44,232
5.00%, 6/15/2027	100,000	96,825
5.25%, 6/1/2026	250,000	250,185
MDC Holdings, Inc.:
3.85%, 1/15/2030	200,000	163,518
6.00%, 1/15/2043	200,000	163,654
PulteGroup, Inc. 7.88%, 6/15/2032	50,000	55,370
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	100,000	91,278
4.88%, 11/15/2025	150,000	146,700
4.88%, 3/15/2027	150,000	142,188
		1,294,706

See accompanying notes to financial statements.
293

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051 (b)	$ 200,000	$ 139,532
Whirlpool Corp.:
4.50%, 6/1/2046 (b)	25,000	19,565
4.60%, 5/15/2050	136,000	109,700
4.75%, 2/26/2029 (b)	50,000	48,680
		317,477
HOUSEHOLD PRODUCTS — 0.0% (a)
Colgate-Palmolive Co.:
3.10%, 8/15/2027 (b)	50,000	47,363
3.25%, 8/15/2032	25,000	22,620
		69,983
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 2.25%, 2/15/2032	100,000	76,176
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	25,000	23,449
5.60%, 11/15/2032	95,000	98,416
Clorox Co. 1.80%, 5/15/2030	100,000	79,585
Kimberly-Clark Corp.:
2.00%, 11/2/2031	50,000	40,204
3.20%, 4/25/2029	100,000	91,089
		408,919
INSURANCE — 3.0%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (c)	25,000	22,506
Aflac, Inc.:
2.88%, 10/15/2026 (b)	38,000	35,334
3.60%, 4/1/2030	129,000	116,717
4.75%, 1/15/2049	50,000	44,623
Allstate Corp.:
0.75%, 12/15/2025	449,000	398,838
3.85%, 8/10/2049	85,000	66,176
4.20%, 12/15/2046	88,000	72,828
4.50%, 6/15/2043	50,000	44,295
American International Group, Inc.:
2.50%, 6/30/2025	172,000	162,039
3.40%, 6/30/2030	100,000	88,231
4.38%, 6/30/2050 (b)	200,000	170,302
4.50%, 7/16/2044	359,000	310,277
4.75%, 4/1/2048	150,000	134,002
Aon Corp.:
2.80%, 5/15/2030	100,000	85,383
4.50%, 12/15/2028	100,000	96,284
Aon Corp. / Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	64,088
3.90%, 2/28/2052	200,000	154,796
5.00%, 9/12/2032 (b)	200,000	197,838
Security Description	Principal Amount	Value
Aon Global, Ltd.:
3.50%, 6/14/2024	$ 100,000	$ 97,657
4.60%, 6/14/2044	50,000	42,620
Arch Capital Group US, Inc. 5.14%, 11/1/2043	300,000	267,894
Arch Capital Group, Ltd. 3.64%, 6/30/2050	35,000	24,507
Assurant, Inc. 4.90%, 3/27/2028 (b)	145,000	139,104
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	50,000	42,072
Athene Holding, Ltd.:
3.95%, 5/25/2051	50,000	34,084
4.13%, 1/12/2028	25,000	22,989
6.15%, 4/3/2030	124,000	124,945
6.65%, 2/1/2033	100,000	99,265
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027 (b)	50,000	46,187
2.50%, 1/15/2051	202,000	127,500
2.85%, 10/15/2050	150,000	100,903
3.85%, 3/15/2052	50,000	40,355
4.20%, 8/15/2048	200,000	176,634
4.25%, 1/15/2049	282,000	252,810
4.30%, 5/15/2043	135,000	121,708
4.40%, 5/15/2042	59,000	54,086
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	400,000	383,792
4.50%, 2/11/2043	150,000	140,743
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	25,000	23,230
3.85%, 12/22/2051	200,000	127,058
4.70%, 6/22/2047	25,000	18,425
5.63%, 5/15/2030 (b)	190,000	180,772
Brown & Brown, Inc.:
2.38%, 3/15/2031	30,000	22,872
4.20%, 9/15/2024	175,000	171,724
4.95%, 3/17/2052	50,000	40,861
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051 (b)	75,000	50,337
3.05%, 12/15/2061	130,000	84,661
3.15%, 3/15/2025	75,000	72,405
3.35%, 5/15/2024	275,000	269,098
3.35%, 5/3/2026	50,000	47,915
Cincinnati Financial Corp.:
6.13%, 11/1/2034	100,000	102,933
6.92%, 5/15/2028	150,000	159,831
CNA Financial Corp.:
3.95%, 5/15/2024	72,000	70,761
4.50%, 3/1/2026	140,000	138,153
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	95,089
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (e)	245,000	228,232
3.90%, 4/5/2032 (e)	275,000	240,872

See accompanying notes to financial statements.
294

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 4/5/2052 (e)	$ 35,000	$ 27,903
Enstar Group, Ltd. 3.10%, 9/1/2031	100,000	73,018
Equitable Holdings, Inc.:
4.35%, 4/20/2028	80,000	76,138
5.00%, 4/20/2048	327,000	287,093
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	60,000	37,285
3.50%, 10/15/2050	121,000	81,248
Fairfax Financial Holdings, Ltd.:
4.63%, 4/29/2030	194,000	176,313
5.63%, 8/16/2032 (e)	50,000	46,953
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	45,000	34,098
3.40%, 6/15/2030	50,000	42,214
First American Financial Corp. 4.00%, 5/15/2030	300,000	253,221
Globe Life, Inc. 4.80%, 6/15/2032 (b)	60,000	56,778
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	25,000	24,362
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	165,000	103,990
4.40%, 3/15/2048	80,000	66,330
5.95%, 10/15/2036	100,000	99,225
Jackson Financial, Inc.:
5.17%, 6/8/2027 (b)	55,000	54,276
5.67%, 6/8/2032	30,000	28,271
Kemper Corp. 3.80%, 2/23/2032	50,000	41,728
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	300,000	247,605
3.80%, 3/1/2028	106,000	97,426
7.00%, 6/15/2040	100,000	103,530
Loews Corp.:
3.20%, 5/15/2030	125,000	110,241
6.00%, 2/1/2035	130,000	133,068
Manulife Financial Corp. 5.38%, 3/4/2046	70,000	67,511
Markel Corp.:
3.45%, 5/7/2052	115,000	77,357
4.15%, 9/17/2050	35,000	26,738
5.00%, 4/5/2046	185,000	160,819
5.00%, 5/20/2049	75,000	65,715
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	55,000	35,402
4.20%, 3/1/2048	100,000	82,663
4.38%, 3/15/2029	472,000	456,226
4.90%, 3/15/2049	120,000	111,650
5.75%, 11/1/2032	100,000	104,923
MetLife, Inc.:
3.60%, 4/10/2024	322,000	316,259
3.60%, 11/13/2025	25,000	24,305
4.05%, 3/1/2045	100,000	83,430
Security Description	Principal Amount	Value
4.55%, 3/23/2030 (b)	$ 175,000	$ 172,340
4.60%, 5/13/2046	139,000	125,780
5.00%, 7/15/2052	15,000	14,394
6.40%, 12/15/2066	500,000	486,260
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	30,000	28,724
Old Republic International Corp. 3.85%, 6/11/2051	100,000	68,748
PartnerRe Finance B LLC 5 Year CMT + 3.82%, 4.50%, 10/1/2050 (b) (c)	148,000	126,636
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	81,709
3.70%, 5/15/2029	40,000	37,090
6.05%, 10/15/2036	25,000	25,716
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,688
3.00%, 3/15/2032 (b)	50,000	43,425
3.20%, 3/26/2030	292,000	262,289
3.70%, 3/15/2052	25,000	19,234
3.95%, 3/26/2050	150,000	120,687
4.13%, 4/15/2047	150,000	126,292
4.20%, 3/15/2048	75,000	63,031
4.35%, 4/25/2044	50,000	42,831
Prudential Financial, Inc.:
3.94%, 12/7/2049	188,000	147,584
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	250,000	226,847
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	150,000	143,701
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	210,000	201,949
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	550,000	470,673
Series MTN, 2.10%, 3/10/2030 (b)	100,000	82,904
Series MTN, 4.60%, 5/15/2044 (b)	143,000	127,749
Prudential PLC:
3.13%, 4/14/2030	110,000	95,749
3.63%, 3/24/2032 (b)	100,000	88,541
Radian Group, Inc. 4.88%, 3/15/2027	175,000	160,370
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	134,000	114,005
3.90%, 5/15/2029	25,000	22,896
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	150,000	145,305
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	100,000	123,425
Travelers Cos., Inc.:
3.05%, 6/8/2051	75,000	51,936

See accompanying notes to financial statements.
295

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/30/2047	$ 100,000	$ 81,076
4.05%, 3/7/2048	50,000	40,674
4.10%, 3/4/2049	200,000	163,250
Series MTN, 6.25%, 6/15/2037	192,000	208,414
Unum Group:
4.13%, 6/15/2051	25,000	17,136
4.50%, 12/15/2049	100,000	71,227
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	152,518
Willis North America, Inc.:
2.95%, 9/15/2029	168,000	141,283
4.65%, 6/15/2027	200,000	193,416
5.05%, 9/15/2048	20,000	16,800
WR Berkley Corp. 4.75%, 8/1/2044	50,000	43,594
XLIT, Ltd. 5.50%, 3/31/2045	136,000	129,151
		16,009,000
INTERNET — 2.1%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (b)	278,000	220,918
2.70%, 2/9/2041	415,000	266,916
3.40%, 12/6/2027 (b)	172,000	158,539
3.60%, 11/28/2024	318,000	307,385
4.00%, 12/6/2037	25,000	20,366
4.20%, 12/6/2047 (b)	179,000	137,461
Alphabet, Inc.:
0.80%, 8/15/2027 (b)	282,000	241,956
1.90%, 8/15/2040	510,000	338,064
2.05%, 8/15/2050	250,000	148,328
2.25%, 8/15/2060	300,000	170,502
Amazon.com, Inc.:
0.45%, 5/12/2024	70,000	66,035
0.80%, 6/3/2025	110,000	100,537
1.20%, 6/3/2027	256,000	221,870
1.50%, 6/3/2030	150,000	120,512
1.65%, 5/12/2028 (b)	229,000	197,068
2.10%, 5/12/2031	50,000	40,922
2.50%, 6/3/2050	250,000	158,627
2.70%, 6/3/2060	188,000	114,426
2.88%, 5/12/2041	200,000	149,356
3.00%, 4/13/2025	175,000	169,052
3.10%, 5/12/2051	367,000	262,985
3.15%, 8/22/2027	314,000	295,631
3.25%, 5/12/2061	561,000	390,136
3.30%, 4/13/2027	298,000	283,031
3.45%, 4/13/2029	205,000	191,835
3.60%, 4/13/2032 (b)	200,000	183,456
3.88%, 8/22/2037	450,000	399,136
3.95%, 4/13/2052 (b)	326,000	273,106
4.05%, 8/22/2047	72,000	62,247
4.10%, 4/13/2062	50,000	41,328
4.25%, 8/22/2057	350,000	303,551
Security Description	Principal Amount	Value
4.55%, 12/1/2027	$ 150,000	$ 149,565
4.60%, 12/1/2025 (b)	150,000	149,814
4.65%, 12/1/2029	100,000	99,245
4.70%, 12/1/2032	200,000	198,700
4.80%, 12/5/2034 (b)	200,000	200,058
4.95%, 12/5/2044	447,000	441,515
5.20%, 12/3/2025 (b)	208,000	211,836
Baidu, Inc.:
3.08%, 4/7/2025 (b)	50,000	47,122
3.63%, 7/6/2027	65,000	59,866
4.13%, 6/30/2025	60,000	57,605
4.38%, 5/14/2024 (b)	350,000	344,225
4.38%, 3/29/2028 (b)	195,000	183,969
4.88%, 11/14/2028	100,000	95,891
Booking Holdings, Inc. 4.63%, 4/13/2030	350,000	338,667
eBay, Inc.:
1.90%, 3/11/2025 (b)	100,000	93,615
2.60%, 5/10/2031 (b)	50,000	41,135
2.70%, 3/11/2030 (b)	131,000	111,427
3.60%, 6/5/2027	150,000	141,720
3.65%, 5/10/2051	150,000	108,161
4.00%, 7/15/2042	112,000	88,857
5.95%, 11/22/2027	25,000	25,721
Expedia Group, Inc.:
2.95%, 3/15/2031	50,000	40,257
3.25%, 2/15/2030	283,000	240,176
3.80%, 2/15/2028	150,000	137,709
4.63%, 8/1/2027	100,000	95,987
JD.com, Inc.:
3.88%, 4/29/2026	264,000	250,832
4.13%, 1/14/2050	125,000	91,880
Meta Platforms, Inc.:
3.50%, 8/15/2027	150,000	139,800
3.85%, 8/15/2032	300,000	263,981
4.45%, 8/15/2052	250,000	198,663
4.65%, 8/15/2062	100,000	80,233
Tencent Music Entertainment Group:
1.38%, 9/3/2025	150,000	133,131
2.00%, 9/3/2030 (b)	246,000	186,286
Weibo Corp.:
3.38%, 7/8/2030 (b)	87,000	66,782
3.50%, 7/5/2024 (b)	211,000	204,495
		11,354,208
INVESTMENT COMPANY SECURITY — 0.6%
Ares Capital Corp.:
2.15%, 7/15/2026	8,000	6,785
2.88%, 6/15/2027 (b)	25,000	21,208
2.88%, 6/15/2028	130,000	104,426
3.20%, 11/15/2031	50,000	36,621
3.88%, 1/15/2026	230,000	211,124
4.25%, 3/1/2025	250,000	237,402

See accompanying notes to financial statements.
296

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	$ 239,000	$ 196,554
Barings BDC, Inc. 3.30%, 11/23/2026	100,000	84,391
Blackstone Private Credit Fund:
2.70%, 1/15/2025	43,000	39,582
3.25%, 3/15/2027	100,000	84,273
4.00%, 1/15/2029	150,000	123,722
7.05%, 9/29/2025 (e)	230,000	227,925
Blackstone Secured Lending Fund 2.85%, 9/30/2028	200,000	156,106
FS KKR Capital Corp.:
3.25%, 7/15/2027	250,000	210,472
3.40%, 1/15/2026	129,000	114,560
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	200,000	183,632
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	127,000	103,543
3.38%, 4/15/2024	225,000	215,824
Main Street Capital Corp. 5.20%, 5/1/2024	50,000	49,236
Owl Rock Capital Corp.:
2.63%, 1/15/2027	100,000	82,546
2.88%, 6/11/2028	50,000	39,581
3.40%, 7/15/2026	100,000	87,558
4.00%, 3/30/2025	230,000	216,163
Owl Rock Capital Corp. III 3.13%, 4/13/2027	50,000	41,393
OWL Rock Core Income Corp. 5.50%, 3/21/2025	50,000	48,538
Prospect Capital Corp.:
3.36%, 11/15/2026	25,000	20,852
3.44%, 10/15/2028	111,000	85,850
3.71%, 1/22/2026	50,000	43,877
		3,073,744
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	142,000	126,849
4.55%, 3/11/2026 (b)	100,000	97,018
7.00%, 10/15/2039 (b)	100,000	100,528
Nucor Corp.:
2.98%, 12/15/2055	100,000	62,090
3.13%, 4/1/2032	45,000	38,235
3.85%, 4/1/2052	40,000	30,782
3.95%, 5/23/2025 (b)	130,000	127,163
4.40%, 5/1/2048	25,000	20,929
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	50,000	45,208
Steel Dynamics, Inc. 2.40%, 6/15/2025	50,000	46,840
Vale Overseas, Ltd.:
3.75%, 7/8/2030	391,000	342,453
6.88%, 11/21/2036	143,000	151,338
Security Description	Principal Amount	Value
6.88%, 11/10/2039 (b)	$ 49,000	$ 51,717
8.25%, 1/17/2034	100,000	118,689
		1,359,839
LEISURE TIME — 0.1%
Brunswick Corp.:
0.85%, 8/18/2024	94,000	86,861
2.40%, 8/18/2031	75,000	55,094
4.40%, 9/15/2032 (b)	127,000	107,008
		248,963
LODGING — 0.2%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	25,000	22,980
4.85%, 3/15/2026	350,000	343,501
6.00%, 4/23/2030 (b)	115,000	111,980
Marriott International, Inc.:
5.00%, 10/15/2027	110,000	108,651
Series GG, 3.50%, 10/15/2032	500,000	415,610
Series R, 3.13%, 6/15/2026	31,000	28,979
		1,031,701
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.95%, 1/10/2024	80,000	76,919
1.70%, 1/8/2027 (b)	99,000	89,255
2.40%, 8/9/2026	65,000	60,045
3.40%, 5/13/2025	100,000	97,253
3.60%, 8/12/2027	100,000	95,519
3.65%, 8/12/2025	50,000	48,776
Series MTN, 1.45%, 5/15/2025	126,000	117,048
Series MTN, 2.15%, 11/8/2024	471,000	449,089
Series MTN, 2.85%, 5/17/2024	75,000	72,904
Series MTN, 3.25%, 12/1/2024	250,000	242,895
Caterpillar, Inc.:
3.25%, 9/19/2049	50,000	37,936
3.25%, 4/9/2050	191,000	145,981
3.40%, 5/15/2024	100,000	98,057
3.80%, 8/15/2042 (b)	100,000	85,104
4.75%, 5/15/2064	197,000	187,804
5.20%, 5/27/2041	50,000	50,878
		1,955,463
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	22,102
3.95%, 5/23/2025	10,000	9,694
5.45%, 10/14/2025	65,000	65,428
Deere & Co.:
2.75%, 4/15/2025 (b)	286,000	274,757
2.88%, 9/7/2049 (b)	100,000	71,642

See accompanying notes to financial statements.
297

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Flowserve Corp.:
2.80%, 1/15/2032	$ 140,000	$ 104,615
3.50%, 10/1/2030	85,000	70,712
John Deere Capital Corp.:
2.00%, 6/17/2031	200,000	161,942
2.13%, 3/7/2025	200,000	189,210
3.35%, 4/18/2029 (b)	148,000	137,021
3.90%, 6/7/2032	30,000	27,979
4.05%, 9/8/2025	40,000	39,401
4.15%, 9/15/2027	50,000	49,090
Series MTN, 0.45%, 6/7/2024	65,000	61,075
Series MTN, 1.25%, 1/10/2025	46,000	43,081
Series MTN, 1.30%, 10/13/2026	50,000	44,208
Series MTN, 1.50%, 3/6/2028	100,000	85,518
Series MTN, 1.75%, 3/9/2027 (b)	250,000	222,670
Series MTN, 2.45%, 1/9/2030	340,000	293,121
Series MTN, 2.65%, 6/24/2024 (b)	122,000	118,205
Series MTN, 2.65%, 6/10/2026 (b)	150,000	140,623
Series MTN, 2.80%, 7/18/2029	100,000	89,049
Series MTN, 3.05%, 1/6/2028	70,000	65,398
Series MTN, 3.45%, 3/13/2025	25,000	24,353
Series MTN, 3.45%, 3/7/2029	75,000	69,639
Otis Worldwide Corp.:
2.06%, 4/5/2025	45,000	42,137
3.11%, 2/15/2040	200,000	147,414
Rockwell Automation, Inc.:
2.80%, 8/15/2061	252,000	151,066
4.20%, 3/1/2049	30,000	25,755
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	248,000	243,943
4.95%, 9/15/2028	256,000	246,054
		3,336,902
MEDIA — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	145,000	116,545
2.30%, 2/1/2032	100,000	73,796
2.80%, 4/1/2031	75,000	58,313
3.50%, 6/1/2041	150,000	98,643
3.70%, 4/1/2051	69,000	42,004
3.75%, 2/15/2028	325,000	294,320
Security Description	Principal Amount	Value
3.90%, 6/1/2052	$ 350,000	$ 220,752
3.95%, 6/30/2062	200,000	118,158
4.20%, 3/15/2028	50,000	45,934
4.40%, 12/1/2061	214,000	137,497
4.80%, 3/1/2050	100,000	73,173
4.91%, 7/23/2025	295,000	289,306
5.05%, 3/30/2029	315,000	296,188
5.13%, 7/1/2049	100,000	76,307
5.25%, 4/1/2053 (b)	150,000	117,194
5.38%, 4/1/2038	243,000	204,188
5.38%, 5/1/2047	322,000	253,720
5.75%, 4/1/2048	250,000	205,600
6.48%, 10/23/2045	200,000	181,252
6.83%, 10/23/2055	255,000	235,951
Class USD, 4.50%, 2/1/2024	150,000	148,191
Comcast Corp.:
2.65%, 2/1/2030	100,000	86,341
2.65%, 8/15/2062	50,000	28,525
2.89%, 11/1/2051	271,000	175,383
2.94%, 11/1/2056	344,000	215,767
2.99%, 11/1/2063	150,000	91,331
3.15%, 3/1/2026	140,000	133,388
3.25%, 11/1/2039	128,000	99,916
3.30%, 2/1/2027	192,000	181,233
3.30%, 4/1/2027 (b)	150,000	141,408
3.38%, 2/15/2025	200,000	194,000
3.40%, 4/1/2030	300,000	273,090
3.45%, 2/1/2050	125,000	91,180
3.55%, 5/1/2028	566,000	532,181
3.75%, 4/1/2040	637,000	525,945
4.00%, 3/1/2048 (b)	180,000	144,932
4.00%, 11/1/2049	150,000	119,483
4.05%, 11/1/2052	277,000	222,866
4.15%, 10/15/2028	595,000	571,884
4.25%, 10/15/2030	599,000	574,453
4.25%, 1/15/2033	300,000	282,690
4.60%, 10/15/2038	50,000	46,188
4.70%, 10/15/2048	155,000	139,568
4.75%, 3/1/2044	200,000	181,950
4.95%, 10/15/2058	276,000	251,982
5.35%, 11/15/2027	65,000	66,438
7.05%, 3/15/2033 (b)	250,000	287,762
Discovery Communications LLC:
3.45%, 3/15/2025	84,000	79,849
3.95%, 3/20/2028	200,000	177,486
4.00%, 9/15/2055	243,000	146,398
4.13%, 5/15/2029	150,000	130,083
4.65%, 5/15/2050	400,000	275,060
4.90%, 3/11/2026	250,000	242,397
5.00%, 9/20/2037	50,000	40,308
5.20%, 9/20/2047	150,000	112,070
6.35%, 6/1/2040	100,000	90,790
Fox Corp.:
3.05%, 4/7/2025	100,000	95,692

See accompanying notes to financial statements.
298

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.03%, 1/25/2024	$ 100,000	$ 98,804
4.71%, 1/25/2029	214,000	207,141
5.58%, 1/25/2049	465,000	416,831
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	97,878
5.00%, 5/13/2045	94,000	80,536
6.63%, 1/15/2040	133,000	137,071
8.50%, 3/11/2032	34,000	39,920
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	25,971
Paramount Global:
3.70%, 6/1/2028	50,000	44,606
4.20%, 6/1/2029 (b)	170,000	151,188
4.20%, 5/19/2032 (b)	150,000	122,636
4.38%, 3/15/2043	75,000	51,824
4.90%, 8/15/2044	48,000	35,021
4.95%, 5/19/2050	225,000	164,281
5.85%, 9/1/2043	161,000	133,640
6.88%, 4/30/2036	130,000	126,174
7.88%, 7/30/2030	310,000	329,617
TCI Communications, Inc. 7.13%, 2/15/2028	100,000	109,256
Thomson Reuters Corp. 5.85%, 4/15/2040	50,000	48,419
Time Warner Cable LLC:
4.50%, 9/15/2042	168,000	123,482
6.55%, 5/1/2037	361,000	342,336
6.75%, 6/15/2039	199,000	189,557
7.30%, 7/1/2038	100,000	99,945
Time Warner Entertainment Co. L.P.: 8.38%, 7/15/2033	100,000	111,609
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	150,000	142,122
Series GMTN, 4.13%, 6/1/2044	200,000	172,798
Series MTN, 1.85%, 7/30/2026	50,000	45,226
Series MTN, 2.95%, 6/15/2027 (b)	50,000	46,578
Series MTN, 3.70%, 12/1/2042	50,000	40,469
Walt Disney Co.:
2.00%, 9/1/2029	307,000	257,726
2.20%, 1/13/2028 (b)	150,000	133,682
2.65%, 1/13/2031 (b)	353,000	301,610
2.75%, 9/1/2049	330,000	218,691
3.35%, 3/24/2025	450,000	435,892
3.38%, 11/15/2026	150,000	141,853
3.50%, 5/13/2040	500,000	403,220
3.60%, 1/13/2051 (b)	400,000	306,728
3.80%, 5/13/2060	302,000	232,030
4.70%, 3/23/2050	125,000	115,361
6.20%, 12/15/2034 (b)	100,000	109,024
7.75%, 12/1/2045	20,000	25,136
		16,752,938
Security Description	Principal Amount	Value
MINING — 0.7%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	$ 150,000	$ 131,508
3.75%, 10/1/2030	160,000	139,720
Barrick Gold Corp. 6.45%, 10/15/2035	92,000	95,954
Barrick North America Finance LLC 5.75%, 5/1/2043	125,000	126,241
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	100,000	102,455
BHP Billiton Finance USA, Ltd.:
5.00%, 9/30/2043	183,000	177,633
6.42%, 3/1/2026	100,000	104,501
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	150,000	139,258
4.25%, 3/1/2030	109,000	99,465
4.63%, 8/1/2030	150,000	140,211
5.00%, 9/1/2027	50,000	48,643
5.40%, 11/14/2034	100,000	94,005
5.45%, 3/15/2043	200,000	180,246
Kinross Gold Corp. 4.50%, 7/15/2027	200,000	189,380
Newmont Corp.:
2.60%, 7/15/2032 (b)	150,000	119,519
2.80%, 10/1/2029	177,000	150,839
6.25%, 10/1/2039	30,000	31,475
5.88%, 4/1/2035	60,000	60,809
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	200,000	214,330
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	350,000	232,232
7.13%, 7/15/2028	200,000	220,066
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	95,841
5.88%, 4/23/2045 (b)	202,000	207,030
6.75%, 4/16/2040	119,000	132,985
7.50%, 7/27/2035	179,000	207,418
Teck Resources, Ltd.:
3.90%, 7/15/2030	100,000	89,744
6.00%, 8/15/2040	20,000	19,181
6.25%, 7/15/2041	100,000	97,901
Yamana Gold, Inc. 2.63%, 8/15/2031	122,000	91,354
		3,739,944
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.00%, 2/14/2025 (b)	50,000	47,345
2.38%, 8/26/2029 (b)	113,000	95,913
2.65%, 4/15/2025	150,000	143,296
2.88%, 10/15/2027	50,000	46,268
3.05%, 4/15/2030 (b)	75,000	65,989
3.25%, 8/26/2049 (b)	116,000	81,039

See accompanying notes to financial statements.
299

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.13%, 9/19/2046 (b)	$ 25,000	$ 17,172
Series MTN, 3.38%, 3/1/2029 (b)	50,000	45,996
Series MTN, 3.63%, 9/14/2028	112,000	106,184
Series MTN, 4.00%, 9/14/2048 (b)	276,000	218,098
Series MTN, 5.70%, 3/15/2037	230,000	236,300
Carlisle Cos., Inc. 3.50%, 12/1/2024	32,000	30,935
Eaton Corp.:
4.15%, 3/15/2033	85,000	79,192
4.15%, 11/2/2042	25,000	21,311
General Electric Co.:
4.50%, 3/11/2044	50,000	42,985
Series A, 6.75%, 3/15/2032	250,000	277,047
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	75,000	69,678
3.90%, 9/1/2042	50,000	42,617
Parker-Hannifin Corp.:
4.10%, 3/1/2047 (e)	150,000	119,688
4.25%, 9/15/2027	170,000	165,192
4.50%, 9/15/2029	180,000	173,102
Series MTN, 4.20%, 11/21/2034	68,000	61,135
Series MTN, 4.45%, 11/21/2044	210,000	180,487
Series MTN, 6.25%, 5/15/2038	50,000	51,707
Pentair Finance SARL:
4.50%, 7/1/2029	100,000	92,731
5.90%, 7/15/2032	70,000	69,368
Textron, Inc.:
2.45%, 3/15/2031 (b)	65,000	52,064
3.00%, 6/1/2030	60,000	50,946
3.90%, 9/17/2029	75,000	67,936
		2,751,721
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	100,000	88,922
3.25%, 2/15/2029	260,000	221,585
3.28%, 12/1/2028	55,000	47,197
4.13%, 5/1/2025	125,000	121,569
		479,273
OIL & GAS — 3.2%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032 (b)	250,000	209,277
2.77%, 11/10/2050	50,000	31,946
2.94%, 6/4/2051 (b)	255,000	168,359
3.00%, 3/17/2052	200,000	133,178
3.06%, 6/17/2041	200,000	149,156
3.38%, 2/8/2061 (b)	150,000	103,708
Security Description	Principal Amount	Value
3.41%, 2/11/2026	$ 200,000	$ 192,230
3.63%, 4/6/2030	500,000	458,685
3.80%, 9/21/2025	110,000	108,018
3.94%, 9/21/2028	359,000	343,028
4.23%, 11/6/2028 (b)	100,000	96,829
Burlington Resources LLC 7.20%, 8/15/2031	175,000	198,539
Canadian Natural Resources, Ltd.:
2.95%, 7/15/2030	245,000	206,606
3.85%, 6/1/2027 (b)	75,000	70,787
6.25%, 3/15/2038	200,000	198,904
7.20%, 1/15/2032	50,000	54,057
Cenovus Energy, Inc.:
5.40%, 6/15/2047	200,000	180,674
6.80%, 9/15/2037	100,000	102,678
Chevron Corp.:
1.55%, 5/11/2025	150,000	139,573
2.00%, 5/11/2027	250,000	224,670
2.24%, 5/11/2030 (b)	165,000	141,265
3.33%, 11/17/2025 (b)	100,000	96,730
Chevron USA, Inc.:
1.02%, 8/12/2027 (b)	100,000	85,793
2.34%, 8/12/2050	100,000	62,622
3.25%, 10/15/2029	50,000	45,872
3.85%, 1/15/2028	546,000	527,196
Conoco Funding Co. 7.25%, 10/15/2031	150,000	171,208
ConocoPhillips 4.88%, 10/1/2047	90,000	83,154
ConocoPhillips Co.:
2.40%, 3/7/2025	50,000	47,536
4.03%, 3/15/2062	300,000	239,469
6.95%, 4/15/2029	27,000	29,854
Continental Resources, Inc. 4.38%, 1/15/2028	260,000	236,811
Coterra Energy, Inc. 3.90%, 5/15/2027	25,000	23,364
Devon Energy Corp.:
4.50%, 1/15/2030	50,000	46,652
4.75%, 5/15/2042 (b)	240,000	203,705
5.00%, 6/15/2045	100,000	86,066
5.25%, 10/15/2027	160,000	158,936
5.88%, 6/15/2028	25,000	25,259
Diamondback Energy, Inc.:
3.13%, 3/24/2031	100,000	82,886
3.50%, 12/1/2029 (b)	385,000	337,764
6.25%, 3/15/2033	100,000	101,560
6.25%, 3/15/2053	100,000	97,121
Eni USA, Inc. 7.30%, 11/15/2027	125,000	133,089
EOG Resources, Inc.:
4.15%, 1/15/2026	190,000	186,460
4.38%, 4/15/2030	140,000	135,519
4.95%, 4/15/2050	50,000	47,826

See accompanying notes to financial statements.
300

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
EQT Corp.:
5.70%, 4/1/2028	$ 75,000	$ 74,581
7.00%, 2/1/2030	120,000	124,307
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	43,738
2.61%, 10/15/2030	100,000	87,303
2.99%, 3/19/2025	752,000	724,905
3.04%, 3/1/2026	224,000	213,857
3.45%, 4/15/2051	256,000	194,045
3.48%, 3/19/2030	394,000	367,058
3.57%, 3/6/2045	250,000	196,860
4.11%, 3/1/2046	100,000	85,525
4.23%, 3/19/2040	70,000	63,004
4.33%, 3/19/2050	416,000	367,898
Hess Corp.:
4.30%, 4/1/2027	188,000	179,924
5.60%, 2/15/2041	100,000	94,686
7.30%, 8/15/2031	50,000	54,347
7.88%, 10/1/2029	250,000	278,012
HF Sinclair Corp.:
4.50%, 10/1/2030	150,000	131,334
5.88%, 4/1/2026	86,000	86,224
Marathon Oil Corp.:
4.40%, 7/15/2027	100,000	95,493
6.80%, 3/15/2032	205,000	211,058
Marathon Petroleum Corp.:
4.70%, 5/1/2025	145,000	142,879
4.75%, 9/15/2044	173,000	144,829
6.50%, 3/1/2041	228,000	235,246
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	60,000	59,431
Ovintiv, Inc.:
7.38%, 11/1/2031	37,000	39,712
8.13%, 9/15/2030	200,000	218,824
Phillips 66:
3.85%, 4/9/2025	125,000	121,820
3.90%, 3/15/2028 (b)	100,000	94,502
4.65%, 11/15/2034	100,000	93,320
5.88%, 5/1/2042	50,000	51,261
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	180,000	157,000
4.68%, 2/15/2045 (e)	50,000	43,481
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	350,000	274,638
2.15%, 1/15/2031	150,000	118,966
Shell International Finance B.V.:
2.38%, 11/7/2029	200,000	172,944
2.75%, 4/6/2030 (b)	250,000	219,730
3.00%, 11/26/2051	100,000	68,063
3.13%, 11/7/2049	100,000	70,677
3.25%, 5/11/2025	469,000	454,569
3.25%, 4/6/2050	250,000	181,407
3.63%, 8/21/2042	250,000	201,587
3.75%, 9/12/2046	100,000	79,235
3.88%, 11/13/2028	100,000	96,256
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$ 245,000	$ 201,814
4.38%, 5/11/2045	303,000	265,425
4.55%, 8/12/2043	586,000	529,662
6.38%, 12/15/2038	25,000	27,591
Suncor Energy, Inc.:
6.50%, 6/15/2038	200,000	205,658
7.15%, 2/1/2032	100,000	107,345
Tosco Corp. 8.13%, 2/15/2030	199,000	232,498
TotalEnergies Capital International SA:
2.43%, 1/10/2025	460,000	439,424
2.83%, 1/10/2030	82,000	72,477
3.39%, 6/29/2060	100,000	70,258
3.46%, 2/19/2029	268,000	248,817
TotalEnergies Capital SA 3.88%, 10/11/2028	100,000	96,669
Valero Energy Corp.:
4.00%, 4/1/2029 (b)	250,000	235,235
4.35%, 6/1/2028 (b)	35,000	33,803
6.63%, 6/15/2037	299,000	319,655
7.50%, 4/15/2032	57,000	64,137
		16,969,623
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040 (b)	398,000	369,730
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.14%, 11/7/2029 (b)	50,000	44,114
4.08%, 12/15/2047	197,000	154,604
Halliburton Co.:
2.92%, 3/1/2030 (b)	125,000	107,352
4.50%, 11/15/2041	55,000	45,887
4.75%, 8/1/2043	238,000	203,514
5.00%, 11/15/2045	400,000	354,632
NOV, Inc.:
3.60%, 12/1/2029 (b)	100,000	87,956
3.95%, 12/1/2042	205,000	142,864
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (b)	250,000	229,117
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	100,000	85,726
		1,825,496
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (b)	35,000	28,440
4.00%, 5/17/2025	91,000	88,543
Berry Global, Inc.:
0.95%, 2/15/2024	225,000	213,851
1.57%, 1/15/2026	100,000	89,291
1.65%, 1/15/2027	173,000	147,507

See accompanying notes to financial statements.
301

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Packaging Corp. of America 3.00%, 12/15/2029	$ 100,000	$ 85,649
WestRock MWV LLC 7.95%, 2/15/2031	82,000	92,282
WRKCo, Inc.:
3.00%, 9/15/2024	161,000	153,873
3.75%, 3/15/2025	50,000	48,375
3.90%, 6/1/2028 (b)	100,000	92,221
4.00%, 3/15/2028	150,000	139,918
		1,179,950
PHARMACEUTICALS — 4.7%
AbbVie, Inc.:
2.60%, 11/21/2024	700,000	670,194
3.20%, 11/21/2029 (b)	764,000	688,845
3.60%, 5/14/2025	250,000	242,325
3.80%, 3/15/2025	525,000	511,780
3.85%, 6/15/2024	50,000	49,212
4.05%, 11/21/2039	222,000	190,125
4.25%, 11/14/2028	200,000	193,382
4.25%, 11/21/2049	600,000	504,342
4.40%, 11/6/2042	248,000	215,353
4.45%, 5/14/2046	150,000	130,164
4.55%, 3/15/2035	95,000	88,809
4.70%, 5/14/2045	100,000	89,328
4.75%, 3/15/2045	281,000	252,335
4.85%, 6/15/2044	245,000	224,388
4.88%, 11/14/2048	125,000	115,103
AmerisourceBergen Corp.:
2.80%, 5/15/2030	25,000	21,201
3.25%, 3/1/2025	142,000	136,844
4.25%, 3/1/2045	32,000	26,194
4.30%, 12/15/2047	25,000	20,771
Astrazeneca Finance LLC:
0.70%, 5/28/2024	150,000	141,492
1.75%, 5/28/2028	475,000	407,968
2.25%, 5/28/2031 (b)	20,000	16,644
AstraZeneca PLC:
0.70%, 4/8/2026	100,000	87,988
1.38%, 8/6/2030	250,000	197,570
3.38%, 11/16/2025	50,000	48,325
4.00%, 9/18/2042	103,000	89,065
4.38%, 11/16/2045 (b)	175,000	157,745
6.45%, 9/15/2037	375,000	423,247
Becton Dickinson & Co.:
2.82%, 5/20/2030 (b)	100,000	85,720
3.70%, 6/6/2027 (b)	100,000	94,595
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	125,000	106,853
1.45%, 11/13/2030 (b)	60,000	47,321
2.55%, 11/13/2050	100,000	63,159
2.95%, 3/15/2032 (b)	50,000	43,620
3.40%, 7/26/2029	139,000	129,057
3.45%, 11/15/2027	150,000	143,159
3.55%, 3/15/2042	228,000	185,412
3.70%, 3/15/2052	235,000	183,495
Security Description	Principal Amount	Value
3.90%, 2/20/2028	$ 100,000	$ 96,588
3.90%, 3/15/2062	335,000	261,615
4.13%, 6/15/2039	80,000	71,322
4.25%, 10/26/2049	294,000	254,278
4.35%, 11/15/2047	200,000	176,716
4.55%, 2/20/2048	325,000	295,240
5.00%, 8/15/2045	273,000	264,835
Cardinal Health, Inc.:
3.75%, 9/15/2025	50,000	48,426
4.37%, 6/15/2047	150,000	118,160
4.50%, 11/15/2044	118,000	94,382
4.90%, 9/15/2045	175,000	149,058
Cigna Corp.:
1.25%, 3/15/2026	100,000	89,131
2.38%, 3/15/2031	160,000	130,866
2.40%, 3/15/2030 (b)	150,000	125,693
3.25%, 4/15/2025	182,000	175,306
3.40%, 3/15/2050	50,000	35,478
3.40%, 3/15/2051	100,000	71,452
3.50%, 6/15/2024	100,000	97,655
4.13%, 11/15/2025	612,000	598,444
4.38%, 10/15/2028	255,000	245,978
4.80%, 8/15/2038	220,000	205,011
4.90%, 12/15/2048	145,000	131,628
3.88%, 10/15/2047	100,000	77,184
6.13%, 11/15/2041	228,000	236,609
CVS Health Corp.:
1.88%, 2/28/2031	95,000	74,401
2.63%, 8/15/2024	169,000	162,257
2.70%, 8/21/2040	450,000	308,264
2.88%, 6/1/2026	250,000	233,468
3.25%, 8/15/2029	250,000	223,660
3.75%, 4/1/2030	246,000	223,257
3.88%, 7/20/2025	200,000	195,264
4.10%, 3/25/2025	350,000	344,981
4.13%, 4/1/2040	160,000	133,174
4.30%, 3/25/2028	766,000	740,921
4.78%, 3/25/2038	329,000	301,453
5.05%, 3/25/2048	820,000	740,189
5.13%, 7/20/2045	150,000	136,677
Eli Lilly & Co.:
2.50%, 9/15/2060	100,000	61,348
2.75%, 6/1/2025	25,000	23,913
3.38%, 3/15/2029	50,000	46,846
4.15%, 3/15/2059	330,000	286,645
GlaxoSmithKline Capital PLC 3.00%, 6/1/2024	200,000	194,592
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	607,000	583,206
Johnson & Johnson:
0.55%, 9/1/2025	182,000	164,379
0.95%, 9/1/2027 (b)	25,000	21,557
2.10%, 9/1/2040	85,000	58,376
2.45%, 3/1/2026	200,000	188,058
2.45%, 9/1/2060	100,000	61,375

See accompanying notes to financial statements.
302

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 1/15/2025	$ 100,000	$ 96,335
2.90%, 1/15/2028	386,000	359,821
2.95%, 3/3/2027	200,000	188,988
3.40%, 1/15/2038	150,000	127,995
3.63%, 3/3/2037	200,000	177,990
3.70%, 3/1/2046	185,000	155,892
3.75%, 3/3/2047	50,000	42,278
5.85%, 7/15/2038 (b)	421,000	467,398
McKesson Corp.:
0.90%, 12/3/2025 (b)	100,000	88,958
1.30%, 8/15/2026 (b)	200,000	175,612
3.95%, 2/16/2028	25,000	23,639
Mead Johnson Nutrition Co. 4.13%, 11/15/2025 (b)	309,000	302,616
Merck & Co., Inc.:
1.45%, 6/24/2030	100,000	79,797
1.70%, 6/10/2027	50,000	44,406
1.90%, 12/10/2028	283,000	243,555
2.15%, 12/10/2031	95,000	77,629
2.35%, 6/24/2040	220,000	153,487
2.75%, 12/10/2051	200,000	134,608
2.90%, 12/10/2061	200,000	128,896
3.40%, 3/7/2029	364,000	339,011
3.60%, 9/15/2042	115,000	94,555
3.70%, 2/10/2045	353,000	290,452
4.00%, 3/7/2049	320,000	274,214
Mylan, Inc. 4.55%, 4/15/2028	260,000	240,802
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	23,582
2.20%, 8/14/2030 (b)	100,000	84,996
3.10%, 5/17/2027	250,000	236,928
3.40%, 5/6/2024	129,000	126,407
4.00%, 11/20/2045	100,000	88,269
4.40%, 5/6/2044	75,000	69,648
Pfizer, Inc.:
0.80%, 5/28/2025	336,000	307,443
1.70%, 5/28/2030	150,000	123,348
1.75%, 8/18/2031	210,000	168,846
3.45%, 3/15/2029 (b)	322,000	303,356
4.00%, 12/15/2036	100,000	91,330
4.00%, 3/15/2049	153,000	132,724
4.10%, 9/15/2038	200,000	181,354
4.30%, 6/15/2043	105,000	96,572
7.20%, 3/15/2039	225,000	272,907
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026 (b)	65,000	61,104
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	450,000	367,250
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	395,000	369,163
Viatris, Inc.:
1.65%, 6/22/2025	100,000	90,594
2.30%, 6/22/2027	100,000	85,457
Security Description	Principal Amount	Value
4.00%, 6/22/2050	$ 293,000	$ 181,499
Wyeth LLC:
5.95%, 4/1/2037	391,000	422,569
6.45%, 2/1/2024	25,000	25,399
6.50%, 2/1/2034	100,000	113,346
Zoetis, Inc.:
4.70%, 2/1/2043	333,000	301,365
5.60%, 11/16/2032	55,000	57,066
		25,273,902
PIPELINES — 3.4%
Boardwalk Pipelines L.P.:
3.60%, 9/1/2032	50,000	41,473
4.45%, 7/15/2027	61,000	57,976
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	150,000	135,984
5.13%, 6/30/2027	325,000	321,636
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	104,000	102,540
Eastern Gas Transmission & Storage, Inc.:
3.00%, 11/15/2029	100,000	86,531
4.80%, 11/1/2043	100,000	86,336
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	138,000	140,260
7.38%, 10/15/2045	87,000	97,322
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	21,901
2.50%, 1/15/2025	200,000	189,234
2.50%, 2/14/2025	20,000	18,890
2.50%, 8/1/2033	50,000	38,518
3.13%, 11/15/2029	150,000	130,776
5.50%, 12/1/2046	92,000	86,646
Energy Transfer L.P.:
3.75%, 5/15/2030	100,000	88,156
3.90%, 5/15/2024	216,000	210,492
4.15%, 9/15/2029	100,000	90,219
4.25%, 4/1/2024	136,000	133,540
4.40%, 3/15/2027	211,000	200,714
4.75%, 1/15/2026	200,000	195,170
4.95%, 5/15/2028	200,000	192,034
4.95%, 6/15/2028	50,000	48,295
5.00%, 5/15/2044	219,000	179,140
5.00%, 5/15/2050	240,000	193,754
5.25%, 4/15/2029	286,000	277,277
5.35%, 5/15/2045	101,000	86,081
5.40%, 10/1/2047	270,000	229,808
5.50%, 6/1/2027	100,000	99,388
5.55%, 2/15/2028	150,000	148,630
5.75%, 2/15/2033	70,000	68,663
5.88%, 1/15/2024	100,000	100,254
6.05%, 6/1/2041	50,000	47,334
6.13%, 12/15/2045	105,000	97,368
6.25%, 4/15/2049	100,000	93,389
6.63%, 10/15/2036	77,000	77,331

See accompanying notes to financial statements.
303

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 7/1/2038	$ 50,000	$ 53,216
Series 20Y, 5.80%, 6/15/2038	117,000	107,491
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	88,037
3.30%, 2/15/2053	85,000	56,765
3.70%, 2/15/2026	100,000	96,359
3.70%, 1/31/2051	50,000	36,365
3.75%, 2/15/2025	100,000	97,244
3.90%, 2/15/2024	215,000	211,814
4.20%, 1/31/2050	100,000	78,808
4.45%, 2/15/2043	350,000	294,154
4.90%, 5/15/2046	130,000	113,906
5.10%, 2/15/2045	477,000	430,927
6.13%, 10/15/2039	300,000	308,469
7.55%, 4/15/2038	150,000	167,659
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	150,000	115,569
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	100,000	81,746
Kinder Morgan Energy Partners L.P.:
4.25%, 9/1/2024	50,000	49,193
5.00%, 8/15/2042	50,000	42,916
5.00%, 3/1/2043	50,000	42,805
6.38%, 3/1/2041	304,000	302,000
6.50%, 9/1/2039	100,000	101,904
7.75%, 3/15/2032	112,000	123,834
Series MTN, 6.95%, 1/15/2038	84,000	89,144
Kinder Morgan, Inc.:
1.75%, 11/15/2026	95,000	83,824
2.00%, 2/15/2031 (b)	40,000	31,021
3.25%, 8/1/2050	60,000	38,909
3.60%, 2/15/2051	201,000	138,949
4.30%, 6/1/2025	395,000	387,760
5.55%, 6/1/2045	620,000	568,094
Series GMTN, 7.75%, 1/15/2032 (b)	100,000	112,500
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (b)	79,000	68,900
3.95%, 3/1/2050	296,000	218,099
4.20%, 10/3/2047	100,000	75,392
MPLX L.P.:
4.13%, 3/1/2027	235,000	222,465
4.25%, 12/1/2027	100,000	94,456
4.50%, 4/15/2038	100,000	84,048
4.70%, 4/15/2048	350,000	279,223
4.88%, 12/1/2024	225,000	222,984
4.88%, 6/1/2025	538,000	531,802
4.95%, 9/1/2032	50,000	46,887
5.20%, 3/1/2047	180,000	153,016
Security Description	Principal Amount	Value
5.50%, 2/15/2049	$ 81,000	$ 71,649
ONEOK Partners L.P.:
4.90%, 3/15/2025	100,000	98,645
6.20%, 9/15/2043	125,000	118,885
6.85%, 10/15/2037	40,000	40,516
ONEOK, Inc.:
2.20%, 9/15/2025	153,000	140,511
4.35%, 3/15/2029	150,000	139,095
4.50%, 3/15/2050	100,000	75,026
4.95%, 7/13/2047	100,000	81,168
5.20%, 7/15/2048	200,000	167,586
5.85%, 1/15/2026	79,000	80,097
6.00%, 6/15/2035	50,000	48,387
7.15%, 1/15/2051	43,000	43,848
Plains All American Pipeline L.P./PAA Finance Corp.:
3.80%, 9/15/2030	200,000	173,878
4.30%, 1/31/2043	100,000	71,942
4.65%, 10/15/2025	320,000	313,334
4.70%, 6/15/2044	165,000	124,875
5.15%, 6/1/2042	50,000	40,586
6.65%, 1/15/2037	50,000	49,314
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	264,000	248,202
5.63%, 3/1/2025	276,000	276,654
5.88%, 6/30/2026	100,000	101,186
5.90%, 9/15/2037 (e)	150,000	149,704
4.50%, 5/15/2030	300,000	278,631
Spectra Energy Partners L.P.:
3.50%, 3/15/2025	55,000	52,909
4.50%, 3/15/2045	145,000	119,244
4.75%, 3/15/2024	86,000	85,451
Targa Resources Corp.:
4.20%, 2/1/2033	400,000	344,376
6.25%, 7/1/2052	200,000	190,234
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	116,000	97,517
6.88%, 1/15/2029	225,000	227,216
Texas Eastern Transmission L.P. 7.00%, 7/15/2032 (b)	20,000	22,025
TransCanada PipeLines, Ltd.:
2.50%, 10/12/2031	85,000	67,543
4.10%, 4/15/2030	84,000	77,016
4.25%, 5/15/2028	300,000	284,967
4.88%, 1/15/2026	326,000	324,354
6.10%, 6/1/2040	454,000	456,524
6.20%, 10/15/2037	100,000	102,089
7.25%, 8/15/2038	25,000	27,706
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	100,000	86,868
4.00%, 3/15/2028	100,000	94,014
7.85%, 2/1/2026	200,000	213,294

See accompanying notes to financial statements.
304

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Williams Cos., Inc.:
2.60%, 3/15/2031	$ 125,000	$ 101,424
3.50%, 11/15/2030	25,000	21,901
3.75%, 6/15/2027	100,000	94,256
4.85%, 3/1/2048	100,000	85,199
4.90%, 1/15/2045	225,000	191,360
5.10%, 9/15/2045	250,000	218,670
5.30%, 8/15/2052	65,000	58,554
6.30%, 4/15/2040	275,000	281,655
8.75%, 3/15/2032	275,000	326,557
		18,048,356
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	75,000	74,221
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Agree L.P.:
2.00%, 6/15/2028	45,000	36,773
2.90%, 10/1/2030	94,000	76,435
4.80%, 10/1/2032	15,000	13,794
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	96,182
2.95%, 3/15/2034	40,000	32,566
3.00%, 5/18/2051	150,000	95,715
3.55%, 3/15/2052	70,000	50,205
4.00%, 2/1/2050	25,000	19,023
4.70%, 7/1/2030 (b)	100,000	96,074
4.85%, 4/15/2049	50,000	42,382
American Assets Trust L.P. 3.38%, 2/1/2031	140,000	110,930
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	50,000	38,455
4.25%, 2/15/2028	66,000	61,206
American Tower Corp.:
1.30%, 9/15/2025	50,000	45,133
1.45%, 9/15/2026	125,000	109,042
1.50%, 1/31/2028	49,000	40,588
2.70%, 4/15/2031	100,000	81,333
2.75%, 1/15/2027	350,000	317,037
3.10%, 6/15/2050	250,000	159,672
3.38%, 5/15/2024	164,000	159,623
3.70%, 10/15/2049	10,000	7,110
3.80%, 8/15/2029	300,000	272,811
4.00%, 6/1/2025	100,000	97,362
4.05%, 3/15/2032 (b)	35,000	31,302
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	44,000	36,758
5.00%, 2/15/2033	30,000	29,595
Series MTN, 2.30%, 3/1/2030	100,000	82,970
Series MTN, 3.20%, 1/15/2028	100,000	91,430
Series MTN, 3.30%, 6/1/2029	465,000	416,724
Security Description	Principal Amount	Value
Boston Properties L.P.:
2.45%, 10/1/2033 (b)	$ 674,000	$ 487,417
2.55%, 4/1/2032	350,000	266,710
3.20%, 1/15/2025	50,000	47,917
3.80%, 2/1/2024	104,000	102,192
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	150,000	126,147
7.55%, 3/15/2028	220,000	216,014
Brixmor Operating Partnership L.P.:
4.05%, 7/1/2030	150,000	131,842
4.13%, 5/15/2029	325,000	290,384
Broadstone Net Lease LLC 2.60%, 9/15/2031	100,000	74,926
Camden Property Trust 3.15%, 7/1/2029	100,000	89,244
Corporate Office Properties L.P. 2.90%, 12/1/2033	65,000	45,790
Crown Castle, Inc.:
2.90%, 4/1/2041	100,000	68,590
3.25%, 1/15/2051	150,000	97,986
3.30%, 7/1/2030	50,000	43,682
3.65%, 9/1/2027	249,000	231,538
3.80%, 2/15/2028	438,000	407,125
4.15%, 7/1/2050	100,000	76,986
4.45%, 2/15/2026	100,000	97,669
REIT, 1.35%, 7/15/2025	100,000	90,920
CubeSmart L.P. 2.50%, 2/15/2032	275,000	210,587
Digital Realty Trust L.P.:
3.70%, 8/15/2027	71,000	65,992
4.45%, 7/15/2028 (b)	130,000	123,224
5.55%, 1/15/2028 (b)	170,000	171,147
EPR Properties:
3.60%, 11/15/2031	245,000	176,890
3.75%, 8/15/2029	50,000	38,965
4.50%, 4/1/2025	100,000	94,800
4.75%, 12/15/2026	50,000	44,963
Equinix, Inc.:
1.00%, 9/15/2025 (b)	429,000	383,350
1.25%, 7/15/2025	150,000	135,868
2.50%, 5/15/2031	100,000	80,175
2.63%, 11/18/2024	200,000	190,660
2.90%, 11/18/2026	45,000	41,108
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	83,451
3.00%, 7/1/2029	135,000	117,598
3.25%, 8/1/2027	100,000	91,500
3.38%, 6/1/2025	50,000	48,079
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	70,897
2.65%, 3/15/2032 (b)	130,000	102,738
2.65%, 9/1/2050	20,000	11,453
3.50%, 4/1/2025	25,000	24,119
4.00%, 3/1/2029	108,000	98,311

See accompanying notes to financial statements.
305

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2048 (b)	$ 50,000	$ 40,462
Federal Realty Investment Trust:
3.95%, 1/15/2024	55,000	54,286
4.50%, 12/1/2044	100,000	78,519
GLP Capital L.P./GLP Financing II, Inc.:
4.00%, 1/15/2030	150,000	131,238
5.25%, 6/1/2025	205,000	201,843
5.30%, 1/15/2029	50,000	47,205
5.38%, 4/15/2026	182,000	179,461
5.75%, 6/1/2028	50,000	49,236
Healthcare Realty Holdings L.P.:
2.00%, 3/15/2031 (b)	370,000	279,790
3.50%, 8/1/2026	95,000	88,432
3.63%, 1/15/2028	45,000	39,805
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	185,000	158,541
3.50%, 7/15/2029	110,000	97,854
Highwoods Realty L.P.:
2.60%, 2/1/2031	50,000	36,956
3.05%, 2/15/2030	200,000	158,486
4.13%, 3/15/2028 (b)	20,000	18,009
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	75,000	73,255
Series H, 3.38%, 12/15/2029	100,000	83,685
Series J, 2.90%, 12/15/2031	20,000	15,311
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	152,570
3.95%, 11/1/2027	100,000	85,057
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	25,000	18,295
Kilroy Realty L.P.:
2.65%, 11/15/2033	44,000	30,273
3.05%, 2/15/2030	150,000	120,139
3.45%, 12/15/2024	65,000	62,235
4.25%, 8/15/2029	275,000	241,202
Kimco Realty Corp.:
1.90%, 3/1/2028	200,000	167,776
2.70%, 3/1/2024	100,000	96,796
3.20%, 4/1/2032	50,000	41,422
3.30%, 2/1/2025	25,000	23,961
4.13%, 12/1/2046	50,000	36,807
4.25%, 4/1/2045	100,000	75,927
4.45%, 9/1/2047	72,000	55,758
Kite Realty Group L.P.: 4.00%, 10/1/2026	100,000	92,019
Life Storage L.P. 2.40%, 10/15/2031	120,000	91,639
LXP Industrial Trust 2.38%, 10/1/2031	131,000	99,232
Mid-America Apartments L.P.:
2.88%, 9/15/2051	25,000	16,035
3.95%, 3/15/2029	125,000	118,149
Security Description	Principal Amount	Value
National Retail Properties, Inc.:
3.00%, 4/15/2052	$ 45,000	$ 27,447
3.10%, 4/15/2050	125,000	77,474
3.50%, 4/15/2051	25,000	16,794
4.80%, 10/15/2048	100,000	82,909
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	72,329
3.38%, 2/1/2031	150,000	115,978
3.63%, 10/1/2029	106,000	87,124
4.95%, 4/1/2024	100,000	98,743
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	100,000	73,474
Prologis L.P.:
1.63%, 3/15/2031 (b)	50,000	38,653
2.25%, 4/15/2030	511,000	426,562
2.25%, 1/15/2032	100,000	79,634
3.88%, 9/15/2028	256,000	242,153
Public Storage:
1.85%, 5/1/2028	198,000	170,066
3.39%, 5/1/2029	253,000	231,224
Rayonier L.P.: 2.75%, 5/17/2031	110,000	88,013
Realty Income Corp.:
3.00%, 1/15/2027	200,000	185,200
3.25%, 6/15/2029	200,000	178,144
3.40%, 1/15/2028	350,000	322,315
3.88%, 4/15/2025	50,000	48,889
3.95%, 8/15/2027	110,000	105,118
5.63%, 10/13/2032	50,000	51,026
Regency Centers L.P.:
2.95%, 9/15/2029	100,000	83,845
4.40%, 2/1/2047	80,000	61,602
4.65%, 3/15/2049	50,000	40,180
Sabra Health Care L.P. 5.13%, 8/15/2026	271,000	258,117
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	100,000	76,774
Simon Property Group L.P.:
1.75%, 2/1/2028	167,000	142,062
2.20%, 2/1/2031 (b)	100,000	79,208
2.45%, 9/13/2029	250,000	208,985
3.25%, 9/13/2049	130,000	85,679
3.30%, 1/15/2026	100,000	95,064
3.38%, 10/1/2024	275,000	267,017
3.38%, 12/1/2027	50,000	46,339
3.80%, 7/15/2050	254,000	186,106
4.75%, 3/15/2042	130,000	110,547
6.75%, 2/1/2040	100,000	107,765
SITE Centers Corp. 4.70%, 6/1/2027	135,000	126,818
Spirit Realty L.P.:
2.70%, 2/15/2032	100,000	74,148
3.40%, 1/15/2030	106,000	88,225

See accompanying notes to financial statements.
306

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/15/2029	$ 115,000	$ 99,986
STORE Capital Corp.:
2.70%, 12/1/2031	150,000	109,128
4.50%, 3/15/2028	50,000	45,062
4.63%, 3/15/2029	20,000	17,869
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	72,219
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	142,000	105,461
Series MTN, 2.10%, 6/15/2033	100,000	71,430
Series MTN, 3.20%, 1/15/2030	200,000	173,518
Ventas Realty L.P.:
2.65%, 1/15/2025	88,000	83,318
3.25%, 10/15/2026	40,000	37,007
4.38%, 2/1/2045	31,000	24,121
4.40%, 1/15/2029 (b)	25,000	23,351
4.75%, 11/15/2030 (b)	73,000	68,442
4.88%, 4/15/2049	250,000	207,990
VICI Properties L.P.:
4.38%, 5/15/2025	20,000	19,478
4.75%, 2/15/2028	50,000	47,498
4.95%, 2/15/2030	160,000	150,630
5.13%, 5/15/2032	125,000	115,871
5.63%, 5/15/2052	30,000	26,534
Vornado Realty L.P.:
2.15%, 6/1/2026	115,000	97,419
3.40%, 6/1/2031	100,000	74,200
3.50%, 1/15/2025	100,000	93,947
Welltower, Inc.:
2.05%, 1/15/2029	124,000	100,740
2.80%, 6/1/2031	274,000	218,288
4.00%, 6/1/2025	50,000	48,722
4.13%, 3/15/2029	90,000	82,481
4.50%, 1/15/2024 (b)	75,000	74,283
4.95%, 9/1/2048	64,000	52,688
6.50%, 3/15/2041	100,000	99,947
Weyerhaeuser Co. 4.00%, 4/15/2030	261,000	238,139
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	74,162
2.40%, 2/1/2031 (b)	50,000	39,851
2.45%, 2/1/2032	200,000	155,612
4.00%, 2/1/2025	50,000	48,760
		19,560,752
RETAIL — 2.9%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	125,000	109,831
AutoNation, Inc.:
3.50%, 11/15/2024	50,000	47,920
3.85%, 3/1/2032	100,000	79,930
4.75%, 6/1/2030	150,000	134,229
Security Description	Principal Amount	Value
AutoZone, Inc.:
1.65%, 1/15/2031	$ 20,000	$ 15,481
3.13%, 4/18/2024	75,000	73,036
3.63%, 4/15/2025	192,000	186,069
4.00%, 4/15/2030	25,000	23,148
4.75%, 8/1/2032	35,000	34,000
Best Buy Co., Inc. 4.45%, 10/1/2028	102,000	98,283
Costco Wholesale Corp.:
1.38%, 6/20/2027	270,000	236,682
1.60%, 4/20/2030	100,000	81,821
Darden Restaurants, Inc. 4.55%, 2/15/2048	50,000	38,604
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	275,000	215,644
Dollar General Corp. 3.50%, 4/3/2030	282,000	252,737
Dollar Tree, Inc.:
3.38%, 12/1/2051 (b)	100,000	67,163
4.00%, 5/15/2025	197,000	192,392
4.20%, 5/15/2028	100,000	95,948
Genuine Parts Co.:
1.75%, 2/1/2025	50,000	46,732
1.88%, 11/1/2030	147,000	112,868
2.75%, 2/1/2032	95,000	76,436
Home Depot, Inc.:
0.90%, 3/15/2028	93,000	77,149
1.50%, 9/15/2028	150,000	127,454
1.88%, 9/15/2031	40,000	31,988
2.50%, 4/15/2027	100,000	91,980
2.70%, 4/15/2030	200,000	174,614
2.95%, 6/15/2029 (b)	497,000	449,730
3.13%, 12/15/2049	110,000	78,571
3.25%, 4/15/2032	132,000	117,336
3.30%, 4/15/2040	200,000	159,574
3.35%, 9/15/2025	100,000	97,033
3.35%, 4/15/2050	107,000	79,735
3.63%, 4/15/2052	371,000	289,974
3.90%, 12/6/2028	175,000	168,616
3.90%, 6/15/2047	445,000	367,779
4.00%, 9/15/2025	20,000	19,749
4.25%, 4/1/2046	100,000	87,069
4.40%, 3/15/2045	108,000	96,480
4.50%, 9/15/2032 (b)	60,000	58,795
4.88%, 2/15/2044	200,000	191,840
4.95%, 9/15/2052 (b)	340,000	328,511
5.95%, 4/1/2041	215,000	233,051
Lowe's Cos., Inc.:
1.70%, 10/15/2030	45,000	35,151
2.63%, 4/1/2031	100,000	82,850
3.00%, 10/15/2050 (b)	385,000	246,885
3.35%, 4/1/2027	100,000	93,943
3.38%, 9/15/2025 (b)	275,000	264,104
3.50%, 4/1/2051	100,000	70,059
3.65%, 4/5/2029	200,000	184,494

See accompanying notes to financial statements.
307

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 4/15/2046	$ 250,000	$ 185,800
3.75%, 4/1/2032 (b)	200,000	178,248
4.00%, 4/15/2025	65,000	63,719
4.05%, 5/3/2047	100,000	78,517
4.38%, 9/15/2045	10,000	8,217
4.40%, 9/8/2025	30,000	29,600
4.45%, 4/1/2062	25,000	19,575
4.50%, 4/15/2030 (b)	500,000	479,140
5.00%, 4/15/2033 (b)	85,000	83,171
5.00%, 4/15/2040	50,000	46,277
5.63%, 4/15/2053 (b)	100,000	96,378
5.80%, 9/15/2062	197,000	189,957
McDonald's Corp.:
4.60%, 9/9/2032 (b)	70,000	68,534
5.15%, 9/9/2052	100,000	96,524
Series MTN, 2.13%, 3/1/2030	92,000	76,861
Series MTN, 3.70%, 1/30/2026	164,000	159,577
Series MTN, 3.80%, 4/1/2028	50,000	47,835
Series MTN, 4.20%, 4/1/2050 (b)	64,000	53,523
Series MTN, 4.45%, 3/1/2047	350,000	303,457
Series MTN, 4.88%, 7/15/2040	100,000	94,344
Series MTN, 4.88%, 12/9/2045	265,000	245,655
Series MTN, 5.70%, 2/1/2039	176,000	181,218
Series MTN, 6.30%, 3/1/2038	466,000	507,535
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029	180,000	167,490
4.70%, 6/15/2032	25,000	24,219
Starbucks Corp.:
2.25%, 3/12/2030	125,000	103,838
2.55%, 11/15/2030	188,000	158,012
3.00%, 2/14/2032 (b)	245,000	209,468
3.35%, 3/12/2050	115,000	81,254
4.45%, 8/15/2049	150,000	128,631
4.50%, 11/15/2048	100,000	86,456
Target Corp.:
1.95%, 1/15/2027 (b)	200,000	181,662
2.25%, 4/15/2025	25,000	23,715
2.35%, 2/15/2030	100,000	84,972
2.65%, 9/15/2030	25,000	21,443
2.95%, 1/15/2052 (b)	250,000	172,995
3.38%, 4/15/2029 (b)	354,000	328,739
4.50%, 9/15/2032 (b)	150,000	145,852
6.35%, 11/1/2032	50,000	55,125
7.00%, 1/15/2038	100,000	116,846
TJX Cos., Inc.:
2.25%, 9/15/2026	119,000	108,895
3.88%, 4/15/2030	270,000	251,707
Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	$ 150,000	$ 129,731
3.80%, 11/18/2024	175,000	170,679
4.10%, 4/15/2050	250,000	183,960
Walmart, Inc.:
1.80%, 9/22/2031 (b)	55,000	44,846
2.38%, 9/24/2029 (b)	75,000	65,723
2.65%, 9/22/2051 (b)	400,000	273,972
3.25%, 7/8/2029	519,000	484,554
3.55%, 6/26/2025	100,000	97,868
3.63%, 12/15/2047	55,000	45,252
3.70%, 6/26/2028	50,000	48,357
3.90%, 9/9/2025 (b)	160,000	157,654
3.95%, 9/9/2027	90,000	88,908
3.95%, 6/28/2038	25,000	22,949
4.05%, 6/29/2048	200,000	178,808
4.15%, 9/9/2032 (b)	95,000	92,811
4.50%, 9/9/2052	100,000	95,423
5.25%, 9/1/2035	500,000	525,980
5.63%, 4/1/2040	250,000	267,810
7.55%, 2/15/2030	133,000	155,948
		15,399,682
SEMICONDUCTORS — 2.7%
Analog Devices, Inc.:
1.70%, 10/1/2028	295,000	249,945
2.10%, 10/1/2031	160,000	129,440
2.80%, 10/1/2041	100,000	73,577
2.95%, 10/1/2051	55,000	37,198
3.50%, 12/5/2026	150,000	143,106
Applied Materials, Inc.:
1.75%, 6/1/2030	459,000	374,214
3.30%, 4/1/2027	50,000	47,509
3.90%, 10/1/2025	50,000	48,920
4.35%, 4/1/2047	110,000	99,368
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	200,000	182,298
3.88%, 1/15/2027	300,000	284,010
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	100,000	84,526
2.60%, 2/15/2033 (e)	100,000	74,959
3.14%, 11/15/2035 (e)	258,000	189,284
3.15%, 11/15/2025	300,000	284,454
3.42%, 4/15/2033 (e)	400,000	321,072
3.46%, 9/15/2026	115,000	108,249
3.50%, 2/15/2041 (e)	250,000	178,977
3.75%, 2/15/2051 (e)	75,000	52,321
4.00%, 4/15/2029 (e)	50,000	45,501
4.11%, 9/15/2028	435,000	405,859
4.15%, 11/15/2030	550,000	492,734
4.15%, 4/15/2032 (e)	67,000	58,894
4.30%, 11/15/2032	200,000	176,568
4.75%, 4/15/2029	200,000	190,742
5.00%, 4/15/2030	100,000	94,840

See accompanying notes to financial statements.
308

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp.:
1.60%, 8/12/2028	$ 25,000	$ 21,242
2.00%, 8/12/2031	50,000	39,654
2.45%, 11/15/2029 (b)	700,000	600,425
2.80%, 8/12/2041	40,000	27,876
3.05%, 8/12/2051	100,000	64,996
3.15%, 5/11/2027 (b)	160,000	150,578
3.20%, 8/12/2061	100,000	63,163
3.25%, 11/15/2049	220,000	149,844
3.40%, 3/25/2025 (b)	450,000	438,111
3.70%, 7/29/2025	213,000	207,926
3.73%, 12/8/2047	300,000	225,669
3.75%, 3/25/2027 (b)	150,000	144,859
3.75%, 8/5/2027	50,000	48,076
4.10%, 5/19/2046	50,000	40,703
4.15%, 8/5/2032 (b)	100,000	93,509
4.60%, 3/25/2040	100,000	90,792
4.75%, 3/25/2050 (b)	620,000	540,628
4.90%, 8/5/2052 (b)	50,000	44,421
5.05%, 8/5/2062	50,000	44,120
KLA Corp.:
4.10%, 3/15/2029	300,000	290,280
4.65%, 11/1/2024	89,000	88,847
4.65%, 7/15/2032 (b)	60,000	58,789
4.95%, 7/15/2052	237,000	222,432
Lam Research Corp.:
1.90%, 6/15/2030 (b)	118,000	95,985
2.88%, 6/15/2050 (b)	50,000	33,845
3.75%, 3/15/2026 (b)	73,000	70,806
4.00%, 3/15/2029	200,000	190,346
4.88%, 3/15/2049	148,000	141,475
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	54,656
2.95%, 4/15/2031	100,000	80,320
4.88%, 6/22/2028	110,000	104,442
Microchip Technology, Inc.:
0.97%, 2/15/2024	245,000	232,924
4.25%, 9/1/2025	170,000	165,085
Micron Technology, Inc.:
2.70%, 4/15/2032	50,000	37,510
4.19%, 2/15/2027	50,000	47,505
4.66%, 2/15/2030	195,000	176,748
4.98%, 2/6/2026	150,000	147,673
5.33%, 2/6/2029	100,000	95,969
6.75%, 11/1/2029	100,000	101,751
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	80,252
3.50%, 4/1/2040 (b)	506,000	409,936
3.50%, 4/1/2050	30,000	22,703
3.70%, 4/1/2060	131,000	97,522
NXP B.V./NXP Funding LLC 5.35%, 3/1/2026	50,000	49,635
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	405,000	320,088
Security Description	Principal Amount	Value
2.65%, 2/15/2032	$ 97,000	$ 75,871
3.40%, 5/1/2030	65,000	56,092
4.30%, 6/18/2029	175,000	162,204
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	315,000	290,632
4.38%, 10/15/2029	114,000	100,741
QUALCOMM, Inc.:
2.15%, 5/20/2030	150,000	126,706
3.25%, 5/20/2027 (b)	250,000	237,950
4.25%, 5/20/2032 (b)	50,000	48,177
4.30%, 5/20/2047 (b)	200,000	173,442
4.50%, 5/20/2052 (b)	100,000	88,115
4.65%, 5/20/2035 (b)	250,000	242,500
4.80%, 5/20/2045	285,000	267,410
5.40%, 5/20/2033	100,000	104,203
6.00%, 5/20/2053	100,000	106,833
Texas Instruments, Inc.:
1.38%, 3/12/2025	265,000	247,595
3.88%, 3/15/2039	100,000	88,238
4.15%, 5/15/2048	250,000	222,395
4.60%, 2/15/2028	90,000	90,175
TSMC Arizona Corp.:
1.75%, 10/25/2026	133,000	118,057
2.50%, 10/25/2031	150,000	123,235
3.25%, 10/25/2051 (b)	75,000	54,494
3.88%, 4/22/2027	200,000	191,850
Xilinx, Inc.:
2.38%, 6/1/2030	150,000	126,115
2.95%, 6/1/2024	238,000	231,357
		14,457,068
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
3.84%, 5/1/2025	100,000	96,346
Series WI, 4.20%, 5/1/2030	111,000	100,535
		196,881
SOFTWARE — 2.6%
Activision Blizzard, Inc. 4.50%, 6/15/2047	130,000	114,062
Adobe, Inc.:
2.30%, 2/1/2030	50,000	42,649
3.25%, 2/1/2025 (b)	276,000	268,189
Autodesk, Inc. 2.85%, 1/15/2030	50,000	42,969
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	156,543
Electronic Arts, Inc. 1.85%, 2/15/2031	60,000	47,212
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	125,000	109,695
2.25%, 3/1/2031 (b)	50,000	39,331
3.10%, 3/1/2041	100,000	69,253

See accompanying notes to financial statements.
309

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 7/15/2052	$ 100,000	$ 92,593
Fiserv, Inc.:
2.75%, 7/1/2024	189,000	182,294
3.50%, 7/1/2029	497,000	447,862
4.20%, 10/1/2028	237,000	224,321
4.40%, 7/1/2049	280,000	227,724
Intuit, Inc. 1.35%, 7/15/2027	200,000	173,086
Microsoft Corp.:
2.40%, 8/8/2026	1,105,000	1,030,810
2.53%, 6/1/2050	664,000	442,496
2.68%, 6/1/2060	407,000	263,028
2.70%, 2/12/2025	100,000	96,187
2.88%, 2/6/2024	225,000	220,624
2.92%, 3/17/2052	492,000	350,540
3.04%, 3/17/2062	381,000	265,389
3.30%, 2/6/2027 (b)	100,000	96,386
3.50%, 2/12/2035 (b)	100,000	90,604
3.70%, 8/8/2046	450,000	384,385
4.20%, 11/3/2035	200,000	193,674
4.50%, 2/6/2057	150,000	142,658
Oracle Corp.:
2.30%, 3/25/2028	505,000	437,916
2.50%, 4/1/2025	484,000	456,368
2.65%, 7/15/2026	32,000	29,424
2.88%, 3/25/2031	75,000	62,222
2.95%, 5/15/2025	327,000	310,516
2.95%, 4/1/2030	250,000	213,400
3.25%, 11/15/2027	188,000	172,731
3.60%, 4/1/2040	300,000	221,529
3.60%, 4/1/2050	458,000	312,452
3.65%, 3/25/2041	378,000	279,459
3.80%, 11/15/2037	100,000	78,888
3.85%, 4/1/2060	388,000	259,584
3.90%, 5/15/2035	150,000	125,004
3.95%, 3/25/2051	470,000	338,630
4.00%, 7/15/2046	804,000	590,450
4.00%, 11/15/2047	50,000	36,707
4.10%, 3/25/2061	245,000	171,076
4.13%, 5/15/2045	339,000	255,894
4.30%, 7/8/2034	200,000	176,216
4.50%, 7/8/2044 (b)	50,000	40,193
5.38%, 7/15/2040	500,000	459,065
5.80%, 11/10/2025	180,000	183,865
6.13%, 7/8/2039	280,000	278,793
6.15%, 11/9/2029	60,000	62,377
6.25%, 11/9/2032	100,000	105,005
6.50%, 4/15/2038	150,000	155,825
6.90%, 11/9/2052	50,000	54,107
Roper Technologies, Inc.:
1.00%, 9/15/2025	25,000	22,441
1.75%, 2/15/2031	50,000	38,492
2.95%, 9/15/2029	220,000	190,799
3.80%, 12/15/2026	50,000	47,759
4.20%, 9/15/2028	50,000	48,235
Security Description	Principal Amount	Value
Salesforce, Inc.:
1.95%, 7/15/2031	$ 80,000	$ 64,054
2.70%, 7/15/2041	100,000	71,456
2.90%, 7/15/2051	134,000	89,247
3.05%, 7/15/2061	351,000	227,272
3.70%, 4/11/2028	201,000	193,219
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	100,000	96,303
3.70%, 4/14/2027	70,000	65,892
VMware, Inc.:
1.00%, 8/15/2024	315,000	293,019
1.40%, 8/15/2026	40,000	34,840
1.80%, 8/15/2028	170,000	138,791
2.20%, 8/15/2031	115,000	87,190
3.90%, 8/21/2027	100,000	93,322
4.50%, 5/15/2025	50,000	49,025
Workday, Inc. 3.80%, 4/1/2032 (b)	100,000	88,251
		13,621,867
TELECOMMUNICATIONS — 4.5%
America Movil SAB de CV:
2.88%, 5/7/2030	105,000	89,971
3.63%, 4/22/2029	252,000	229,471
4.38%, 7/16/2042	100,000	85,834
6.13%, 3/30/2040	452,000	467,142
AT&T, Inc.:
0.90%, 3/25/2024	140,000	133,036
1.65%, 2/1/2028	383,000	324,033
1.70%, 3/25/2026	150,000	135,386
2.30%, 6/1/2027	25,000	22,278
3.50%, 6/1/2041	155,000	115,680
3.50%, 9/15/2053	525,000	357,194
3.55%, 9/15/2055	500,000	337,710
3.65%, 6/1/2051	275,000	194,497
3.65%, 9/15/2059	250,000	169,243
3.80%, 12/1/2057	851,000	589,820
3.85%, 6/1/2060	300,000	209,409
4.10%, 2/15/2028	279,000	265,614
4.30%, 2/15/2030	715,000	672,372
4.30%, 12/15/2042	100,000	82,397
4.35%, 3/1/2029	1,144,000	1,088,722
4.35%, 6/15/2045	175,000	141,372
4.55%, 3/9/2049	484,000	396,333
4.75%, 5/15/2046	300,000	256,005
4.85%, 3/1/2039	250,000	223,787
5.15%, 3/15/2042	100,000	90,730
5.15%, 2/15/2050 (b)	115,000	104,476
5.45%, 3/1/2047	175,000	164,946
6.30%, 1/15/2038	50,000	51,990
5.15%, 11/15/2046	150,000	135,266
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	35,000	25,646
4.46%, 4/1/2048	150,000	127,719

See accompanying notes to financial statements.
310

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series US-3, 0.75%, 3/17/2024	$ 100,000	$ 94,708
Series US-4, 3.65%, 3/17/2051	75,000	54,333
Series US-5, 2.15%, 2/15/2032 (b)	40,000	31,266
British Telecommunications PLC:
5.13%, 12/4/2028	100,000	96,904
9.63%, 12/15/2030	250,000	298,420
Cisco Systems, Inc.:
2.95%, 2/28/2026 (b)	50,000	47,752
5.50%, 1/15/2040	387,000	403,645
5.90%, 2/15/2039	300,000	323,838
Corning, Inc. 5.45%, 11/15/2079	280,000	242,754
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	165,000	194,682
Juniper Networks, Inc. 3.75%, 8/15/2029	75,000	66,824
Motorola Solutions, Inc.:
2.75%, 5/24/2031	50,000	39,900
4.60%, 2/23/2028	354,000	343,203
Orange SA 5.50%, 2/6/2044	252,000	248,223
Rogers Communications, Inc.:
2.95%, 3/15/2025 (e)	100,000	95,363
3.63%, 12/15/2025	425,000	406,699
4.30%, 2/15/2048	100,000	75,457
4.35%, 5/1/2049	92,000	69,843
4.50%, 3/15/2042 (e)	140,000	113,716
4.50%, 3/15/2043	50,000	39,842
4.55%, 3/15/2052 (e)	100,000	78,003
5.00%, 3/15/2044 (b)	100,000	85,155
5.45%, 10/1/2043	200,000	178,556
7.50%, 8/15/2038	50,000	55,513
Telefonica Emisiones SA:
4.10%, 3/8/2027	212,000	200,936
7.05%, 6/20/2036	504,000	520,662
Telefonica Europe B.V. 8.25%, 9/15/2030	150,000	167,411
TELUS Corp.:
2.80%, 2/16/2027	68,000	62,830
3.40%, 5/13/2032	50,000	42,550
T-Mobile USA, Inc.:
2.25%, 11/15/2031	200,000	157,280
2.40%, 3/15/2029	400,000	337,392
2.70%, 3/15/2032	55,000	44,512
2.88%, 2/15/2031	175,000	144,480
3.00%, 2/15/2041	180,000	127,069
3.30%, 2/15/2051	200,000	133,308
3.50%, 4/15/2025	327,000	314,796
3.60%, 11/15/2060	135,000	88,814
3.75%, 4/15/2027	250,000	235,712
3.88%, 4/15/2030	425,000	385,785
Security Description	Principal Amount	Value
4.38%, 4/15/2040	$ 576,000	$ 494,191
4.50%, 4/15/2050	496,000	409,547
5.20%, 1/15/2033	1,000,000	990,130
5.65%, 1/15/2053	85,000	82,677
5.80%, 9/15/2062	115,000	112,040
Verizon Communications, Inc.:
0.75%, 3/22/2024	100,000	94,929
0.85%, 11/20/2025 (b)	350,000	312,602
1.45%, 3/20/2026	244,000	219,307
1.50%, 9/18/2030 (b)	180,000	140,029
1.68%, 10/30/2030	50,000	38,860
1.75%, 1/20/2031	100,000	77,458
2.10%, 3/22/2028	525,000	455,432
2.63%, 8/15/2026	100,000	92,373
2.65%, 11/20/2040	173,000	116,778
2.88%, 11/20/2050	165,000	104,066
2.99%, 10/30/2056	339,000	208,044
3.00%, 11/20/2060	100,000	59,908
3.15%, 3/22/2030	91,000	80,172
3.40%, 3/22/2041	50,000	37,653
3.55%, 3/22/2051 (b)	355,000	254,127
3.70%, 3/22/2061	595,000	417,059
3.88%, 2/8/2029	300,000	281,712
3.88%, 3/1/2052 (b)	250,000	190,340
4.00%, 3/22/2050	600,000	470,424
4.02%, 12/3/2029	683,000	639,186
4.13%, 3/16/2027	378,000	368,183
4.27%, 1/15/2036	300,000	268,122
4.33%, 9/21/2028	538,000	517,868
4.40%, 11/1/2034	150,000	137,906
4.50%, 8/10/2033	300,000	281,166
4.67%, 3/15/2055	175,000	151,116
4.86%, 8/21/2046	200,000	181,164
6.55%, 9/15/2043	200,000	218,664
Vodafone Group PLC:
4.88%, 6/19/2049	200,000	168,268
5.00%, 5/30/2038 (b)	350,000	321,618
5.25%, 5/30/2048	785,000	697,056
6.15%, 2/27/2037	350,000	354,172
		23,980,562
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.90%, 11/19/2029	157,000	139,562
6.35%, 3/15/2040	94,000	91,686
		231,248
TRANSPORTATION — 2.2%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	220,000	147,484
3.30%, 9/15/2051	25,000	18,311
3.40%, 9/1/2024	28,000	27,362
3.55%, 2/15/2050	34,000	26,173
3.65%, 9/1/2025	25,000	24,295
3.90%, 8/1/2046	50,000	40,783

See accompanying notes to financial statements.
311

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 6/15/2048	$ 175,000	$ 146,436
4.13%, 6/15/2047	100,000	85,057
4.15%, 4/1/2045	150,000	128,233
4.15%, 12/15/2048	49,000	41,721
4.45%, 1/15/2053	250,000	223,215
4.55%, 9/1/2044	209,000	189,732
4.70%, 9/1/2045	100,000	91,978
4.95%, 9/15/2041	50,000	47,993
5.15%, 9/1/2043	100,000	97,967
5.40%, 6/1/2041	100,000	100,766
5.75%, 5/1/2040	104,000	108,851
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	94,252
3.20%, 8/2/2046 (b)	121,000	89,064
3.65%, 2/3/2048	275,000	219,884
3.85%, 8/5/2032	100,000	92,914
4.40%, 8/5/2052	50,000	44,697
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	392,000	365,756
1.75%, 12/2/2026	40,000	35,645
2.05%, 3/5/2030	250,000	204,872
2.45%, 12/2/2031 (b)	135,000	112,366
2.90%, 2/1/2025	100,000	95,706
6.13%, 9/15/2115	115,000	115,681
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	150,000	141,763
CSX Corp.:
3.35%, 11/1/2025	100,000	95,910
3.40%, 8/1/2024	50,000	48,833
3.80%, 3/1/2028	50,000	47,681
3.80%, 4/15/2050	125,000	97,052
4.10%, 3/15/2044	50,000	41,853
4.25%, 11/1/2066	100,000	78,844
4.30%, 3/1/2048	75,000	63,990
4.50%, 3/15/2049	460,000	402,307
4.50%, 11/15/2052	100,000	87,355
4.75%, 5/30/2042	170,000	155,394
6.00%, 10/1/2036	107,000	111,997
6.22%, 4/30/2040	188,000	203,418
FedEx Corp.:
3.25%, 5/15/2041	50,000	35,872
4.05%, 2/15/2048	100,000	75,960
4.40%, 1/15/2047	505,000	401,424
4.55%, 4/1/2046	225,000	183,157
4.75%, 11/15/2045	355,000	300,696
4.90%, 1/15/2034	140,000	133,015
5.25%, 5/15/2050 (b)	313,000	287,622
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	44,653	36,308
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (b)	115,000	111,360
Kansas City Southern:
3.00%, 5/15/2023	50,000	49,500
Security Description	Principal Amount	Value
3.50%, 5/1/2050	$ 50,000	$ 35,689
4.20%, 11/15/2069	150,000	111,777
Kirby Corp. 4.20%, 3/1/2028	210,000	191,388
Norfolk Southern Corp.:
2.55%, 11/1/2029	25,000	21,427
2.90%, 8/25/2051	75,000	48,875
3.00%, 3/15/2032	25,000	21,393
3.05%, 5/15/2050	75,000	50,343
3.16%, 5/15/2055	150,000	99,901
3.65%, 8/1/2025 (b)	130,000	125,996
3.70%, 3/15/2053	50,000	37,548
3.80%, 8/1/2028 (b)	170,000	161,969
3.94%, 11/1/2047	200,000	161,234
4.05%, 8/15/2052	175,000	140,915
4.10%, 5/15/2049	89,000	72,256
4.10%, 5/15/2121	25,000	17,417
4.15%, 2/28/2048	160,000	133,096
4.55%, 6/1/2053	35,000	30,583
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	75,000	66,175
Series MTN, 2.50%, 9/1/2024	156,000	148,539
Series MTN, 3.35%, 9/1/2025	150,000	142,354
Series MTN, 3.65%, 3/18/2024 (b)	25,000	24,493
Union Pacific Corp.:
2.15%, 2/5/2027	93,000	83,992
2.38%, 5/20/2031	50,000	41,975
2.95%, 3/10/2052	90,000	61,029
2.97%, 9/16/2062	473,000	302,711
3.00%, 4/15/2027	100,000	93,217
3.25%, 8/15/2025 (b)	125,000	120,335
3.35%, 8/15/2046	208,000	151,451
3.55%, 5/20/2061	350,000	256,077
3.70%, 3/1/2029	232,000	218,806
3.75%, 7/15/2025	175,000	170,277
3.75%, 2/5/2070	75,000	54,626
3.80%, 4/6/2071	115,000	84,899
3.85%, 2/14/2072	30,000	22,336
3.95%, 9/10/2028	250,000	240,422
3.95%, 8/15/2059	156,000	122,597
4.10%, 9/15/2067	100,000	78,811
4.50%, 1/20/2033 (b)	50,000	48,934
4.95%, 9/9/2052 (b)	100,000	96,793
5.15%, 1/20/2063	50,000	48,518
Series MTN, 3.55%, 8/15/2039	90,000	74,250
United Parcel Service, Inc.:
2.20%, 9/1/2024	195,000	186,902
2.50%, 9/1/2029	172,000	149,523
3.40%, 3/15/2029	100,000	93,041
3.90%, 4/1/2025 (b)	425,000	418,697
4.25%, 3/15/2049	200,000	177,660

See accompanying notes to financial statements.
312

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 4/1/2030	$ 50,000	$ 49,192
5.20%, 4/1/2040	35,000	34,967
		11,533,911
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 3/30/2025	25,000	23,845
3.85%, 3/30/2027	100,000	93,520
5.20%, 3/15/2044	130,000	112,329
		229,694
WATER — 0.1%
American Water Capital Corp.:
3.25%, 6/1/2051 (b)	200,000	143,266
4.15%, 6/1/2049	100,000	82,643
4.20%, 9/1/2048	30,000	25,144
6.59%, 10/15/2037	140,000	154,490
Essential Utilities, Inc.:
2.70%, 4/15/2030	150,000	125,694
3.57%, 5/1/2029	86,000	77,314
4.28%, 5/1/2049	115,000	93,178
5.30%, 5/1/2052	10,000	9,411
United Utilities PLC 6.88%, 8/15/2028	25,000	26,369
		737,509
TOTAL CORPORATE BONDS & NOTES (Cost $575,479,491)		526,938,568
	Shares
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	57,729	57,741
State Street Navigator Securities Lending Portfolio II (h) (i)	26,681,377	26,681,377
TOTAL SHORT-TERM INVESTMENTS (Cost $26,739,118)		26,739,118
TOTAL INVESTMENTS — 103.9% (Cost $602,218,609)		553,677,686
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(20,848,126)
NET ASSETS — 100.0%		$ 532,829,560

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
313

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$526,938,568	$—	$526,938,568
Short-Term Investments	26,739,118	—	—	26,739,118
TOTAL INVESTMENTS	$26,739,118	$526,938,568	$—	$553,677,686

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,584,805	$ 2,584,546	$24,813,676	$27,341,343	$775	$87	57,729	$ 57,741	$24,335
State Street Navigator Securities Lending Portfolio II	13,521,900	13,521,900	55,496,885	42,337,408	—	—	26,681,377	26,681,377	40,153
Total		$16,106,446	$80,310,561	$69,678,751	$775	$87		$ 26,739,118	$64,488
See accompanying notes to financial statements.
314

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$ 842,327	$ 731,371
1.50%, 12/1/2035	4,295,472	3,729,648
1.50%, 2/1/2036	3,170,073	2,752,493
1.50%, 4/1/2036	1,995,292	1,729,621
1.50%, 5/1/2036	423,412	367,035
1.50%, 7/1/2036	877,891	761,001
1.50%, 12/1/2036	1,095,052	949,247
1.50%, 4/1/2037	1,433,385	1,241,841
1.50%, 5/1/2041	4,355,536	3,527,954
1.50%, 1/1/2042	1,849,011	1,497,686
1.50%, 12/1/2050	2,549,277	1,964,781
1.50%, 2/1/2051	8,692,690	6,699,637
1.50%, 5/1/2051	2,682,127	2,068,166
1.50%, 6/1/2051	13,844,654	10,674,081
1.50%, 10/1/2051	9,724,510	7,493,505
1.50%, 11/1/2051	2,371,905	1,827,497
1.50%, 3/1/2052	2,293,880	1,766,675
2.00%, 3/1/2028	218,480	205,196
2.00%, 2/1/2032	1,939,770	1,773,411
2.00%, 7/1/2035	1,178,060	1,050,528
2.00%, 8/1/2035	1,356,365	1,209,530
2.00% 9/1/2035	5,745,063	5,129,626
2.00%, 10/1/2035	217,771	194,196
2.00%, 11/1/2035	7,161,317	6,382,241
2.00%, 1/1/2036	1,205,841	1,075,301
2.00%, 4/1/2036	3,592,339	3,201,723
2.00% 6/1/2036	1,487,518	1,325,771
2.00% 8/1/2036	680,018	606,075
2.00%, 9/1/2036	6,990,994	6,230,822
2.00%, 10/1/2036	3,612,562	3,219,747
2.00%, 1/1/2037	5,772,630	5,144,938
2.00%, 3/1/2037	923,148	823,383
2.00%, 4/1/2037	4,760,960	4,235,442
2.00%, 5/1/2041	3,412,564	2,876,576
2.00%, 7/1/2041	6,039,108	5,087,777
2.00%, 8/1/2041	8,834,550	7,440,803
2.00%, 8/1/2050	163,857	134,420
2.00% 9/1/2050	4,932,987	4,051,833
2.00%, 10/1/2050	11,306,288	9,268,085
2.00%, 11/1/2050	20,832,170	17,070,256
2.00% 12/1/2050	25,538,260	20,917,502
2.00%, 1/1/2051	21,877,040	17,912,863
2.00% 2/1/2051	38,132,368	31,271,237
2.00% 3/1/2051	7,319,349	5,982,139
2.00% 4/1/2051	37,645,451	30,764,894
2.00% 5/1/2051	7,589,757	6,217,935
2.00% 6/1/2051	1,986,008	1,623,749
2.00%, 8/1/2051	5,903,369	4,817,347
2.00% 9/1/2051	32,171,475	26,243,006
2.00% 10/1/2051	8,806,493	7,177,430
Security Description	Principal Amount	Value
2.00% 11/1/2051	$ 55,994,535	$ 45,641,228
2.00%, 12/1/2051	2,806,876	2,291,074
2.00% 2/1/2052	18,579,206	15,139,921
2.00% 3/1/2052	11,838,768	9,649,714
2.00%, 6/1/2052	2,929,358	2,383,951
2.50%, 4/1/2027	293,961	279,998
2.50%, 9/1/2027	196,874	187,706
2.50%, 10/1/2027	79,757	76,043
2.50% 1/1/2028	327,176	311,709
2.50%, 4/1/2028	122,476	116,559
2.50%, 5/1/2028	112,251	107,023
2.50% 6/1/2028	61,406	58,492
2.50%, 10/1/2029	22,164	20,822
2.50%, 1/1/2031	82,312	77,122
2.50%, 6/1/2031	408,319	380,779
2.50%, 10/1/2031	515,571	480,355
2.50%, 9/1/2032	983,040	915,893
2.50%, 11/1/2032	98,797	91,915
2.50%, 2/1/2033	78,075	72,710
2.50%, 4/1/2033	2,635,650	2,452,066
2.50%, 12/1/2033	1,918,147	1,784,541
2.50%, 1/1/2035	1,763,205	1,622,872
2.50%, 5/1/2035	1,529,628	1,405,344
2.50% 7/1/2035	5,481,298	5,035,939
2.50%, 8/1/2035	2,504,982	2,301,451
2.50%, 9/1/2035	2,445,681	2,246,968
2.50%, 10/1/2035	1,133,518	1,041,419
2.50%, 11/1/2035	1,493,799	1,372,416
2.50%, 12/1/2035	606,028	556,783
2.50%, 1/1/2036	773,007	710,191
2.50%, 4/1/2036	622,341	570,844
2.50%, 7/1/2036	2,143,547	1,966,183
2.50%, 10/1/2036	855,836	785,022
2.50%, 1/1/2037	4,607,649	4,226,397
2.50%, 2/1/2040	2,849,593	2,485,609
2.50%, 5/1/2040	119,650	104,042
2.50%, 8/1/2040	682,453	593,429
2.50%, 9/1/2040	3,086,267	2,683,672
2.50%, 6/1/2041	466,942	406,007
2.50%, 9/1/2046	94,064	81,435
2.50%, 1/1/2050	53,241	45,624
2.50%, 4/1/2050	1,176,900	1,008,184
2.50%, 5/1/2050	1,797,041	1,536,192
2.50% 6/1/2050	10,933,049	9,346,064
2.50% 7/1/2050	1,725,915	1,481,722
2.50%, 8/1/2050	9,717,542	8,300,968
2.50% 9/1/2050	20,496,529	17,585,171
2.50% 10/1/2050	53,188,768	45,602,043
2.50%, 11/1/2050	9,432,145	8,048,400
2.50%, 1/1/2051	5,631,269	4,812,117
2.50%, 6/1/2051	6,814,948	5,767,187
2.50%, 8/1/2051	770,435	654,714
2.50% 9/1/2051	49,270,315	41,850,453
2.50% 10/1/2051	3,805,698	3,227,196
2.50%, 11/1/2051	37,296,137	31,637,710

See accompanying notes to financial statements.
315

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50% 12/1/2051	$ 15,759,591	$ 13,360,655
2.50%, 1/1/2052	581,580	492,465
2.50% 2/1/2052	11,452,575	9,715,106
2.50%, 4/1/2052	1,720,584	1,468,430
2.50%, 7/1/2052	3,935,491	3,338,414
3.00%, 10/1/2026	67,751	65,382
3.00%, 11/1/2026	120,098	115,745
3.00% 3/1/2027	751,004	723,998
3.00%, 6/1/2027	78,492	75,671
3.00%, 10/1/2028	67,405	64,982
3.00%, 2/1/2029	19,497	18,810
3.00%, 7/1/2029	33,804	32,603
3.00%, 8/1/2029	99,585	96,048
3.00%, 9/1/2029	23,043	22,225
3.00%, 10/1/2030	113,616	107,641
3.00%, 11/1/2030	155,228	147,065
3.00%, 12/1/2030	466,819	442,270
3.00%, 2/1/2031	421,445	399,137
3.00%, 8/1/2031	107,138	101,467
3.00%, 11/1/2031	139,285	134,207
3.00%, 2/1/2032	84,028	79,653
3.00%, 5/1/2032	268,138	253,901
3.00%, 7/1/2032	101,165	95,794
3.00%, 10/1/2032	137,220	129,934
3.00%, 12/1/2032	2,416,147	2,287,866
3.00%, 1/1/2033	89,959	85,183
3.00%, 2/1/2033	120,176	113,905
3.00%, 3/1/2033	2,159,506	2,041,370
3.00% 4/1/2033	3,349,944	3,196,966
3.00%, 5/1/2033	73,046	69,119
3.00%, 7/1/2033	780,697	739,247
3.00% 9/1/2034	1,629,692	1,536,186
3.00%, 12/1/2034	3,672,618	3,461,896
3.00%, 1/1/2035	2,899,517	2,731,264
3.00%, 4/1/2035	233,859	216,209
3.00%, 6/1/2035	258,954	239,410
3.00% 7/1/2035	4,800,160	4,520,377
3.00%, 12/1/2035	6,724,665	6,336,597
3.00%, 4/1/2036	165,230	152,357
3.00%, 8/1/2036	355,917	333,039
3.00%, 9/1/2036	196,122	182,545
3.00%, 11/1/2037	2,941,574	2,754,453
3.00%, 1/1/2038	111,929	103,128
3.00% 2/1/2038	702,473	646,841
3.00%, 11/1/2039	89,217	81,509
3.00%, 6/1/2042	1,878,559	1,701,791
3.00%, 8/1/2042	146,634	132,836
3.00%, 9/1/2042	104,989	95,110
3.00% 11/1/2042	904,999	822,763
3.00%, 1/1/2043	393,948	357,196
3.00% 2/1/2043	580,351	526,106
3.00%, 3/1/2043	166,964	151,353
3.00% 4/1/2043	1,430,249	1,295,219
3.00%, 5/1/2043	786,186	721,153
3.00%, 6/1/2043	43,893	39,789
Security Description	Principal Amount	Value
3.00%, 7/1/2043	$ 75,700	$ 68,622
3.00%, 8/1/2043	48,662	44,112
3.00%, 9/1/2043	48,757	44,198
3.00%, 10/1/2043	50,382	45,671
3.00%, 12/1/2044	95,594	86,389
3.00%, 1/1/2045	389,664	352,504
3.00% 6/1/2045	398,063	359,276
3.00% 7/1/2045	503,194	452,333
3.00%, 8/1/2045	449,816	407,852
3.00%, 5/1/2046	111,968	100,595
3.00% 6/1/2046	2,255,769	2,042,216
3.00% 7/1/2046	5,904,745	5,302,582
3.00% 8/1/2046	1,105,409	992,203
3.00% 9/1/2046	2,012,328	1,807,923
3.00% 10/1/2046	752,495	677,999
3.00%, 11/1/2046	163,115	146,547
3.00% 12/1/2046	3,790,542	3,410,070
3.00% 1/1/2047	770,657	691,917
3.00% 2/1/2047	7,363,699	6,616,142
3.00% 7/1/2047	816,553	733,045
3.00%, 12/1/2047	258,445	231,945
3.00%, 1/1/2048	1,165,122	1,045,653
3.00%, 2/1/2048	100,046	89,787
3.00%, 3/1/2048	596,927	535,720
3.00%, 10/1/2048	594,601	533,632
3.00%, 5/1/2049	103,872	92,228
3.00%, 7/1/2049	57,410	50,975
3.00%, 8/1/2049	1,276,307	1,133,237
3.00%, 9/1/2049	1,015,668	901,815
3.00% 10/1/2049	2,507,363	2,241,927
3.00%, 12/1/2049	512,659	458,905
3.00% 1/1/2050	1,285,776	1,145,425
3.00% 2/1/2050	11,748,157	10,465,232
3.00%, 3/1/2050	1,080,176	963,136
3.00% 4/1/2050	4,003,285	3,564,881
3.00%, 5/1/2050	416,305	371,410
3.00%, 8/1/2050	251,975	223,613
3.00% 9/1/2050	5,655,670	5,017,972
3.00%, 4/1/2051	1,667,009	1,471,417
3.00%, 5/1/2051	2,908,683	2,566,504
3.00% 6/1/2051	19,467,704	17,171,892
3.00%, 7/1/2051	1,831,788	1,615,198
3.00%, 10/1/2051	3,801,801	3,349,919
3.00%, 11/1/2051	1,815,655	1,598,720
3.00%, 12/1/2051	3,603,897	3,172,185
3.00% 2/1/2052	6,822,155	5,999,698
3.00% 3/1/2052	24,891,673	21,854,526
3.00%, 4/1/2052	5,497,669	4,826,428
3.00%, 5/1/2052	2,962,367	2,603,972
3.00%, 6/1/2052	3,861,574	3,389,825
3.50%, 2/1/2026	36,352	35,427
3.50%, 10/1/2026	49,755	48,334
3.50%, 1/1/2029	16,311	15,878
3.50%, 3/1/2029	358,068	348,219
3.50%, 4/1/2029	130,596	127,004

See accompanying notes to financial statements.
316

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2029	$ 29,396	$ 28,614
3.50%, 8/1/2029	15,755	15,336
3.50%, 9/1/2029	342,041	332,633
3.50%, 2/1/2030	11,160	10,861
3.50%, 1/1/2034	83,194	80,489
3.50%, 3/1/2034	271,953	262,110
3.50%, 8/1/2034	94,755	91,325
3.50%, 7/1/2035	114,377	108,651
3.50%, 2/1/2039	48,994	46,764
3.50%, 3/1/2039	160,050	152,632
3.50%, 4/1/2039	79,753	76,052
3.50%, 10/1/2041	593,659	555,946
3.50% 2/1/2042	368,504	345,040
3.50%, 7/1/2042	11,581	10,846
3.50%, 8/1/2042	502,234	470,959
3.50%, 9/1/2042	127,598	119,380
3.50%, 3/1/2043	73,616	68,906
3.50%, 5/1/2043	195,315	182,818
3.50%, 8/1/2043	164,300	153,641
3.50%, 11/1/2043	29,824	27,916
3.50%, 12/1/2043	561,215	530,906
3.50%, 1/1/2044	324,620	303,713
3.50%, 5/1/2044	92,845	86,577
3.50%, 6/1/2044	53,392	49,834
3.50%, 8/1/2044	25,072	23,401
3.50%, 10/1/2044	390,954	364,901
3.50%, 11/1/2044	41,369	38,613
3.50% 12/1/2044	209,965	195,860
3.50% 1/1/2045	458,787	427,833
3.50%, 2/1/2045	95,278	88,929
3.50%, 3/1/2045	203,217	190,084
3.50% 7/1/2045	92,173	85,742
3.50%, 8/1/2045	92,664	85,905
3.50%, 10/1/2045	86,981	80,636
3.50% 11/1/2045	179,253	166,074
3.50% 12/1/2045	555,572	515,005
3.50% 1/1/2046	519,898	483,372
3.50% 3/1/2046	715,213	662,787
3.50% 5/1/2046	224,446	207,689
3.50% 7/1/2046	3,288,863	3,086,479
3.50% 12/1/2046	277,031	256,446
3.50% 2/1/2047	3,869,423	3,586,421
3.50% 6/1/2047	1,433,039	1,327,116
3.50%, 7/1/2047	161,717	149,526
3.50%, 8/1/2047	144,042	133,312
3.50% 9/1/2047	3,037,188	2,808,637
3.50% 10/1/2047	958,845	887,282
3.50% 11/1/2047	1,786,021	1,670,983
3.50%, 12/1/2047	188,907	174,835
3.50% 2/1/2048	876,222	810,166
3.50% 3/1/2048	4,628,288	4,279,226
3.50% 5/1/2048	190,195	177,188
3.50% 6/1/2048	158,684	146,773
3.50% 11/1/2048	693,389	647,769
3.50%, 3/1/2049	1,422,811	1,307,182
Security Description	Principal Amount	Value
3.50% 4/1/2049	$ 534,302	$ 490,920
3.50%, 6/1/2049	114,325	105,034
3.50%, 7/1/2049	817,956	751,482
3.50% 8/1/2049	1,434,659	1,327,995
3.50% 9/1/2049	1,838,538	1,703,541
3.50% 10/1/2049	675,968	625,853
3.50% 12/1/2049	25,560,720	23,798,609
3.50% 1/1/2050	17,978,573	16,508,872
3.50% 6/1/2050	376,083	345,315
3.50%, 6/1/2051	1,787,101	1,627,892
3.50%, 7/1/2051	195,691	178,225
3.50%, 7/1/2052	1,473,421	1,342,348
3.50%, 9/1/2052	15,118,852	13,724,132
4.00%, 6/1/2025	53,970	52,991
4.00%, 2/1/2027	101,698	99,868
4.00%, 11/1/2033	32,026	31,492
4.00%, 6/1/2035	71,588	69,631
4.00%, 10/1/2039	244,574	236,819
4.00% 10/1/2040	504,169	487,395
4.00%, 12/1/2040	205,556	198,788
4.00% 1/1/2041	323,096	312,328
4.00%, 12/1/2041	38,032	36,689
4.00%, 2/1/2042	104,153	100,376
4.00%, 4/1/2042	18,285	17,640
4.00%, 6/1/2042	64,806	62,452
4.00%, 10/1/2043	90,239	87,052
4.00%, 12/1/2043	574,028	552,681
4.00% 5/1/2044	40,421	38,913
4.00% 7/1/2044	128,438	123,587
4.00%, 8/1/2044	67,748	65,156
4.00%, 10/1/2044	61,956	59,643
4.00% 11/1/2044	294,697	283,421
4.00%, 12/1/2044	16,795	16,168
4.00%, 2/1/2045	349,512	335,834
4.00%, 4/1/2045	22,856	21,983
4.00% 5/1/2045	733,701	706,447
4.00%, 9/1/2045	74,139	71,238
4.00% 10/1/2045	405,259	389,467
4.00%, 11/1/2045	235,364	226,153
4.00% 12/1/2045	177,396	170,564
4.00%, 1/1/2046	286,286	275,354
4.00% 2/1/2046	1,428,054	1,372,168
4.00%, 9/1/2046	116,345	113,181
4.00%, 12/1/2046	165,721	159,236
4.00% 1/1/2047	2,322,979	2,223,946
4.00%, 2/1/2047	1,023,743	977,353
4.00%, 5/1/2047	71,550	68,262
4.00%, 6/1/2047	79,626	76,040
4.00% 7/1/2047	325,979	311,219
4.00%, 8/1/2047	156,268	149,231
4.00%, 9/1/2047	78,808	75,260
4.00%, 11/1/2047	178,510	171,109
4.00%, 12/1/2047	86,480	82,586
4.00% 2/1/2048	607,405	579,489
4.00%, 3/1/2048	152,344	145,343

See accompanying notes to financial statements.
317

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2048	$ 128,822	$ 122,917
4.00%, 5/1/2048	113,280	108,087
4.00%, 6/1/2048	1,949,471	1,887,118
4.00% 7/1/2048	117,582	112,192
4.00% 9/1/2048	1,051,818	1,002,627
4.00% 10/1/2048	1,163,450	1,109,505
4.00% 11/1/2048	614,943	591,592
4.00%, 12/1/2048	752,536	725,975
4.00% 1/1/2049	972,059	935,380
4.00% 3/1/2049	1,674,504	1,593,059
4.00%, 4/1/2049	2,014,795	1,933,427
4.00%, 6/1/2049	547,733	520,994
4.00% 7/1/2049	1,156,510	1,105,238
4.00%, 8/1/2049	173,688	165,209
4.00%, 9/1/2049	416,184	395,867
4.00%, 1/1/2050	1,307,502	1,243,673
4.00%, 5/1/2050	272,551	258,158
4.00%, 6/1/2050	381,894	361,727
4.00%, 7/1/2050	154,704	146,534
4.00%, 2/1/2051	11,146,264	10,602,133
4.00%, 8/1/2052	7,840,379	7,354,840
4.50%, 2/1/2039	35,721	35,400
4.50%, 7/1/2041	65,136	64,535
4.50%, 9/1/2041	16,761	16,606
4.50%, 10/1/2041	144,064	142,779
4.50%, 10/1/2043	45,667	45,213
4.50%, 3/1/2044	51,362	50,794
4.50%, 7/1/2044	194,043	191,896
4.50%, 9/1/2044	124,045	124,319
4.50%, 10/1/2044	51,888	51,264
4.50%, 7/1/2045	172,805	171,264
4.50%, 8/1/2045	17,051	16,817
4.50%, 3/1/2046	183,230	181,255
4.50%, 8/1/2046	118,222	117,736
4.50%, 3/1/2047	262,130	258,277
4.50%, 7/1/2047	278,371	275,292
4.50%, 12/1/2047	127,755	125,266
4.50%, 6/1/2048	907,440	894,057
4.50%, 7/1/2048	46,046	45,127
4.50%, 8/1/2048	139,360	136,445
4.50%, 9/1/2048	1,209,335	1,184,037
4.50%, 11/1/2048	26,164	25,642
4.50% 1/1/2049	536,475	521,673
4.50% 3/1/2049	1,516,932	1,487,587
4.50%, 4/1/2049	133,472	130,552
4.50%, 5/1/2049	285,097	278,860
4.50%, 8/1/2049	3,310,802	3,241,542
4.50%, 2/1/2050	504,051	493,024
4.50%, 4/1/2050	714,327	695,582
5.00%, 12/1/2033	195,865	196,725
5.00%, 9/1/2038	17,247	17,444
5.00%, 9/1/2039	71,068	71,915
5.00%, 12/1/2039	230,895	233,385
5.00%, 1/1/2040	108,668	109,840
5.00%, 12/1/2041	44,793	45,345
Security Description	Principal Amount	Value
5.00%, 12/1/2044	$ 163,700	$ 165,557
5.00%, 7/1/2048	148,720	148,762
5.00% 8/1/2048	713,278	712,710
5.00% 9/1/2048	1,749,996	1,748,710
5.00%, 5/1/2049	1,192,060	1,186,387
5.00%, 9/1/2049	6,165,226	6,172,034
5.00%, 10/1/2049	2,013,239	2,011,635
5.00%, 11/1/2049	911,346	907,009
5.00%, 3/1/2050	1,705,639	1,697,521
5.00% 10/1/2052	13,501,209	13,339,177
5.50%, 9/1/2035	3,142	3,223
5.50%, 12/1/2036	8,520	8,773
5.50%, 7/1/2037	85,324	87,858
5.50%, 4/1/2038	69,632	71,759
5.50%, 5/1/2038	2,551	2,629
5.50%, 8/1/2038	120,558	124,138
6.00%, 7/1/2040	237,531	249,225
Federal National Mortgage Association:
1.50%, 10/1/2035	1,503,340	1,305,266
1.50% 11/1/2035	2,995,663	2,600,250
1.50% 12/1/2035	2,051,609	1,781,149
1.50%, 1/1/2036	2,208,079	1,917,151
1.50% 2/1/2036	6,957,121	6,041,959
1.50%, 3/1/2036	797,239	691,060
1.50%, 4/1/2036	1,146,529	993,831
1.50%, 6/1/2036	984,787	853,630
1.50%, 7/1/2036	2,835,257	2,457,650
1.50%, 8/1/2036	584,623	506,762
1.50%, 10/1/2036	1,027,636	890,772
1.50%, 12/1/2036	395,288	342,642
1.50%, 1/1/2037	38,172,332	33,088,439
1.50%, 3/1/2037	28,431,688	24,632,664
1.50%, 4/1/2037	3,006,716	2,604,960
1.50%, 5/1/2041	5,232,198	4,237,931
1.50%, 1/1/2042	4,703,343	3,809,574
1.50%, 12/1/2050	19,545,490	15,063,536
1.50%, 1/1/2051	6,908,094	5,324,006
1.50%, 3/1/2051	8,590,245	6,625,524
1.50%, 5/1/2051	900,029	693,994
1.50%, 7/1/2051	4,581,088	3,527,252
1.50%, 9/1/2051	245,174	188,948
1.50%, 10/1/2051	19,394,589	14,944,827
1.50%, 11/1/2051	11,841,845	9,123,719
2.00%, 2/1/2028	482,646	453,323
2.00%, 11/1/2031	82,558	75,466
2.00%, 2/1/2032	677,663	619,447
2.00%, 4/1/2035	234,769	209,352
2.00%, 5/1/2035	1,320,983	1,177,972
2.00%, 7/1/2035	203,953	181,873
2.00%, 8/1/2035	6,691,286	5,975,488
2.00% 9/1/2035	14,331,637	12,785,865
2.00%, 10/1/2035	11,542,306	10,292,724
2.00%, 11/1/2035	3,309,348	2,951,074
2.00% 12/1/2035	10,235,525	9,126,811

See accompanying notes to financial statements.
318

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 1/1/2036	$ 4,022,743	$ 3,586,595
2.00% 2/1/2036	5,586,156	4,983,442
2.00%, 3/1/2036	2,755,775	2,457,432
2.00% 4/1/2036	4,764,383	4,247,414
2.00%, 5/1/2036	22,547,876	20,093,521
2.00% 7/1/2036	6,238,248	5,559,936
2.00%, 12/1/2036	19,064,665	16,991,976
2.00%, 5/1/2037	5,404,776	4,808,186
2.00%, 8/1/2040	631,189	532,365
2.00%, 10/1/2040	3,081,576	2,598,348
2.00%, 11/1/2040	6,526,591	5,501,286
2.00%, 12/1/2040	3,732,084	3,144,945
2.00%, 1/1/2041	9,151,143	7,711,733
2.00%, 5/1/2041	1,703,604	1,436,079
2.00%, 6/1/2041	604,584	509,503
2.00% 10/1/2041	7,044,285	5,935,938
2.00%, 11/1/2041	7,937,077	6,679,442
2.00%, 2/1/2042	3,941,657	3,312,448
2.00%, 4/1/2042	3,026,629	2,551,757
2.00%, 5/1/2042	5,757,880	4,851,798
2.00%, 6/1/2050	2,564,306	2,105,216
2.00% 7/1/2050	13,437,856	11,092,220
2.00%, 8/1/2050	5,422,212	4,482,557
2.00% 9/1/2050	7,159,051	5,891,640
2.00% 10/1/2050	23,921,530	19,622,778
2.00% 11/1/2050	38,294,156	31,547,987
2.00% 12/1/2050	17,445,715	14,305,382
2.00% 1/1/2051	70,262,237	57,601,691
2.00% 2/1/2051	57,244,704	47,035,258
2.00% 3/1/2051	53,780,819	44,079,145
2.00% 4/1/2051	32,440,010	26,535,385
2.00% 5/1/2051	38,015,607	31,159,940
2.00%, 6/1/2051	18,749,869	15,318,431
2.00% 7/1/2051	57,979,124	47,397,585
2.00% 8/1/2051	2,283,005	1,863,061
2.00%, 9/1/2051	11,626,563	9,484,324
2.00%, 10/1/2051	5,591,009	4,557,370
2.00% 11/1/2051	61,470,381	50,143,754
2.00%, 12/1/2051	1,363,927	1,113,319
2.00%, 1/1/2052	9,951,378	8,105,433
2.00% 2/1/2052	32,963,987	26,841,445
2.00%, 3/1/2052	4,868,335	3,962,069
2.00%, 5/1/2052	1,981,574	1,614,615
2.50% 12/1/2027	577,468	550,038
2.50%, 3/1/2028	104,075	99,043
2.50%, 5/1/2028	262,392	249,707
2.50% 7/1/2028	180,636	171,903
2.50%, 8/1/2028	86,269	82,098
2.50% 9/1/2028	1,161,580	1,106,401
2.50%, 10/1/2028	40,804	38,832
2.50%, 12/1/2028	1,322,791	1,258,843
2.50% 3/1/2029	219,414	208,915
2.50%, 6/1/2029	3,810,804	3,629,780
2.50%, 8/1/2029	229,616	218,708
2.50%, 2/1/2030	32,094	30,121
Security Description	Principal Amount	Value
2.50%, 4/1/2030	$ 154,196	$ 144,326
2.50%, 5/1/2030	45,266	42,369
2.50%, 6/1/2030	754,120	705,849
2.50% 7/1/2030	1,073,144	1,020,665
2.50%, 8/1/2030	936,678	876,721
2.50%, 11/1/2030	140,419	131,431
2.50% 8/1/2031	1,115,710	1,039,468
2.50% 9/1/2031	1,345,176	1,253,255
2.50% 10/1/2031	2,303,741	2,177,181
2.50% 11/1/2031	1,427,050	1,330,349
2.50%, 12/1/2031	181,963	169,529
2.50%, 1/1/2032	156,006	145,345
2.50%, 2/1/2032	513,951	478,830
2.50%, 4/1/2032	344,161	320,177
2.50%, 6/1/2032	2,321,190	2,162,574
2.50%, 8/1/2032	322,188	300,172
2.50%, 10/1/2032	432,741	402,584
2.50%, 11/1/2032	280,571	261,018
2.50%, 12/1/2032	87,575	81,472
2.50% 1/1/2033	679,131	632,239
2.50%, 4/1/2033	743,709	692,888
2.50%, 12/1/2033	2,657,416	2,487,314
2.50%, 6/1/2034	191,213	175,997
2.50%, 8/1/2034	1,160,763	1,086,462
2.50% 10/1/2034	318,063	291,702
2.50%, 11/1/2034	239,615	220,548
2.50%, 12/1/2034	1,133,825	1,043,601
2.50% 1/1/2035	3,568,662	3,284,685
2.50%, 2/1/2035	1,692,424	1,557,750
2.50%, 4/1/2035	988,716	910,038
2.50%, 6/1/2035	6,325,698	5,811,524
2.50%, 7/1/2035	1,548,593	1,440,675
2.50% 8/1/2035	8,015,570	7,364,036
2.50%, 1/1/2036	422,864	388,492
2.50%, 2/1/2036	2,128,756	1,955,724
2.50%, 7/1/2036	1,737,386	1,593,735
2.50%, 10/1/2036	982,116	885,814
2.50%, 2/1/2040	3,301,209	2,879,108
2.50%, 7/1/2040	293,577	255,259
2.50%, 2/1/2041	5,215,050	4,534,511
2.50%, 6/1/2041	3,315,264	2,882,766
2.50%, 4/1/2042	4,774,325	4,149,976
2.50%, 12/1/2042	271,041	237,645
2.50%, 1/1/2043	4,103,173	3,597,598
2.50% 2/1/2043	1,105,133	968,962
2.50%, 4/1/2043	256,621	225,020
2.50%, 5/1/2043	188,270	165,086
2.50%, 8/1/2046	270,467	234,144
2.50%, 10/1/2046	763,627	661,077
2.50%, 4/1/2048	283,140	245,116
2.50% 11/1/2049	13,209,678	11,319,660
2.50%, 12/1/2049	1,433,426	1,228,334
2.50%, 1/1/2050	657,871	563,744
2.50%, 2/1/2050	807,635	692,080
2.50%, 3/1/2050	4,053,776	3,475,424

See accompanying notes to financial statements.
319

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50% 5/1/2050	$ 1,483,641	$ 1,268,958
2.50% 6/1/2050	29,868,442	25,646,443
2.50% 7/1/2050	24,602,474	20,946,328
2.50% 8/1/2050	33,935,636	29,152,710
2.50% 9/1/2050	11,990,831	10,248,821
2.50% 10/1/2050	12,223,733	10,427,677
2.50% 11/1/2050	3,102,158	2,647,630
2.50% 12/1/2050	2,034,240	1,735,173
2.50% 2/1/2051	4,208,367	3,590,013
2.50% 3/1/2051	6,687,186	5,695,263
2.50% 4/1/2051	21,113,792	17,992,815
2.50% 5/1/2051	21,173,039	18,032,668
2.50% 7/1/2051	31,485,925	26,771,318
2.50% 8/1/2051	30,411,988	25,843,983
2.50% 9/1/2051	27,835,697	23,646,212
2.50% 10/1/2051	33,779,806	28,696,280
2.50% 11/1/2051	9,316,692	7,903,864
2.50%, 12/1/2051	5,548,047	4,703,512
2.50% 1/1/2052	67,196,170	57,053,876
2.50%, 2/1/2052	9,503,292	8,047,919
3.00% 12/1/2026	72,280	69,694
3.00%, 2/1/2027	9,836	9,470
3.00%, 4/1/2027	82,752	79,771
3.00%, 7/1/2027	114,232	110,117
3.00% 8/1/2027	316,806	305,221
3.00%, 6/1/2028	551,573	531,706
3.00%, 9/1/2028	80,723	77,816
3.00%, 10/1/2028	31,560	30,419
3.00%, 11/1/2028	56,407	54,366
3.00% 6/1/2029	555,108	535,022
3.00%, 7/1/2029	44,838	43,204
3.00% 8/1/2029	58,560	56,426
3.00%, 9/1/2029	22,032	21,229
3.00%, 10/1/2029	96,469	92,954
3.00% 2/1/2030	186,381	179,641
3.00% 3/1/2030	1,196,597	1,137,683
3.00%, 4/1/2030	72,845	69,012
3.00% 5/1/2030	820,881	791,316
3.00%, 6/1/2030	27,229	25,797
3.00%, 7/1/2030	429,356	413,827
3.00% 9/1/2030	356,559	343,210
3.00%, 11/1/2030	196,283	185,955
3.00%, 12/1/2030	38,580	36,550
3.00% 1/1/2031	1,178,357	1,135,684
3.00% 4/1/2031	221,463	209,741
3.00%, 1/1/2032	132,137	125,144
3.00%, 6/1/2032	131,637	126,876
3.00%, 7/1/2032	245,076	232,066
3.00%, 8/1/2032	826,508	782,632
3.00% 11/1/2032	3,121,753	2,970,496
3.00% 12/1/2032	521,732	494,083
3.00%, 1/1/2033	104,850	99,284
3.00%, 3/1/2033	374,807	354,308
3.00%, 5/1/2033	66,136	62,625
3.00%, 9/1/2033	3,773,126	3,573,436
Security Description	Principal Amount	Value
3.00% 2/1/2034	$ 795,872	$ 753,511
3.00%, 7/1/2034	791,942	746,530
3.00%, 10/1/2034	598,819	564,482
3.00%, 11/1/2034	549,913	515,324
3.00% 1/1/2035	609,191	573,555
3.00% 2/1/2035	1,148,235	1,081,481
3.00% 4/1/2035	782,894	737,708
3.00%, 5/1/2035	3,422,877	3,225,329
3.00%, 12/1/2035	140,352	132,251
3.00%, 2/1/2036	1,269,149	1,172,237
3.00%, 6/1/2036	1,671,701	1,539,842
3.00%, 7/1/2036	1,190,515	1,096,611
3.00%, 8/1/2036	1,758,584	1,619,873
3.00%, 9/1/2036	175,073	161,264
3.00%, 12/1/2036	233,465	216,279
3.00%, 6/1/2037	2,919,057	2,688,811
3.00%, 8/1/2037	100,200	92,221
3.00%, 3/1/2038	793,607	730,412
3.00%, 8/1/2038	2,228,709	2,052,916
3.00%, 11/1/2039	150,196	137,211
3.00%, 2/1/2040	1,333,293	1,218,024
3.00%, 3/1/2040	3,168,210	2,915,928
3.00%, 4/1/2040	1,710,215	1,532,345
3.00%, 11/1/2041	5,471,148	4,910,499
3.00%, 6/1/2042	1,450,372	1,298,302
3.00%, 9/1/2042	81,361	73,694
3.00% 10/1/2042	324,620	294,859
3.00% 12/1/2042	237,355	215,554
3.00%, 1/1/2043	1,043,646	946,881
3.00% 2/1/2043	389,234	353,086
3.00%, 3/1/2043	362,903	325,715
3.00% 4/1/2043	333,855	302,337
3.00% 5/1/2043	1,261,223	1,140,879
3.00% 6/1/2043	454,219	411,338
3.00% 7/1/2043	262,918	238,098
3.00% 8/1/2043	3,926,443	3,593,361
3.00%, 9/1/2043	67,729	61,335
3.00%, 1/1/2044	75,145	68,051
3.00%, 3/1/2044	119,488	108,208
3.00% 10/1/2044	1,866,237	1,683,826
3.00%, 12/1/2044	427,967	379,996
3.00% 1/1/2045	421,850	381,578
3.00% 4/1/2045	253,367	229,330
3.00% 5/1/2045	376,260	337,900
3.00%, 8/1/2045	370,869	335,857
3.00% 11/1/2045	161,253	144,813
3.00%, 12/1/2045	77,485	69,585
3.00%, 4/1/2046	2,864,082	2,572,079
3.00% 5/1/2046	596,547	535,416
3.00%, 6/1/2046	4,463,036	4,049,105
3.00% 8/1/2046	1,408,235	1,264,616
3.00% 9/1/2046	6,008,587	5,424,417
3.00% 10/1/2046	6,472,444	5,842,173
3.00% 11/1/2046	2,938,517	2,639,734
3.00% 12/1/2046	370,239	334,014

See accompanying notes to financial statements.
320

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00% 1/1/2047	$ 4,211,891	$ 3,839,707
3.00%, 2/1/2047	86,096	77,968
3.00% 3/1/2047	484,462	434,962
3.00% 4/1/2047	11,272,651	10,117,675
3.00% 7/1/2047	4,651,315	4,174,676
3.00%, 8/1/2047	386,387	346,793
3.00%, 9/1/2047	376,518	341,145
3.00% 10/1/2047	5,576,916	5,005,372
3.00% 12/1/2047	2,000,941	1,795,898
3.00%, 1/1/2048	1,308,592	1,174,416
3.00%, 2/1/2048	1,023,155	918,247
3.00%, 4/1/2048	8,244,574	7,466,247
3.00%, 9/1/2048	1,649,691	1,480,641
3.00%, 11/1/2048	1,077,118	966,676
3.00%, 6/1/2049	424,823	377,205
3.00%, 7/1/2049	272,826	242,245
3.00% 9/1/2049	3,522,243	3,129,460
3.00% 10/1/2049	1,691,631	1,502,016
3.00% 11/1/2049	3,730,371	3,316,964
3.00% 12/1/2049	1,274,301	1,141,815
3.00% 1/1/2050	7,198,311	6,396,205
3.00% 2/1/2050	17,101,549	15,288,248
3.00% 3/1/2050	11,061,682	9,847,976
3.00% 4/1/2050	2,233,268	1,982,996
3.00% 7/1/2050	8,785,064	7,806,024
3.00% 8/1/2050	16,335,973	14,507,567
3.00% 9/1/2050	9,878,101	8,764,951
3.00%, 1/1/2051	2,321,288	2,057,721
3.00%, 3/1/2051	1,349,582	1,191,633
3.00%, 4/1/2051	2,244,358	1,981,021
3.00% 5/1/2051	12,480,248	11,021,653
3.00% 6/1/2051	2,815,891	2,480,091
3.00% 7/1/2051	3,815,674	3,364,417
3.00%, 8/1/2051	7,146,185	6,298,832
3.00%, 9/1/2051	8,368,661	7,373,758
3.00%, 1/1/2052	5,533,126	4,868,457
3.00%, 2/1/2052	4,665,858	4,103,923
3.00%, 4/1/2052	13,457,227	11,814,109
3.00%, 5/1/2052	9,686,586	8,501,979
3.50% 12/1/2025	40,794	39,766
3.50%, 1/1/2026	3,831	3,732
3.50%, 1/1/2027	23,141	22,532
3.50%, 1/1/2028	48,279	47,019
3.50%, 2/1/2028	1,064,921	1,036,849
3.50%, 10/1/2028	475,643	462,587
3.50%, 1/1/2029	43,502	42,308
3.50%, 5/1/2029	59,043	57,420
3.50%, 10/1/2029	20,990	20,413
3.50%, 9/1/2030	5,115,156	4,973,260
3.50%, 12/1/2030	61,883	60,166
3.50%, 3/1/2031	355,498	345,637
3.50%, 6/1/2031	310,841	302,218
3.50%, 4/1/2032	187,773	181,736
3.50% 5/1/2032	2,962,214	2,880,031
3.50%, 7/1/2032	5,254,166	5,030,186
Security Description	Principal Amount	Value
3.50% 9/1/2032	$ 1,072,608	$ 1,035,145
3.50%, 2/1/2033	101,578	98,182
3.50%, 3/1/2033	195,174	188,899
3.50%, 4/1/2033	331,276	317,277
3.50%, 5/1/2033	216,566	209,327
3.50%, 6/1/2033	73,442	70,987
3.50%, 3/1/2034	233,660	227,236
3.50%, 4/1/2034	292,939	282,328
3.50% 6/1/2034	170,522	163,091
3.50%, 7/1/2034	42,223	40,693
3.50% 11/1/2034	570,679	547,973
3.50%, 5/1/2035	947,573	917,110
3.50%, 9/1/2035	552,491	537,165
3.50%, 2/1/2036	1,476,403	1,401,236
3.50%, 7/1/2037	92,373	87,700
3.50%, 10/1/2037	369,256	350,579
3.50%, 11/1/2037	862,863	819,217
3.50%, 2/1/2038	492,788	467,861
3.50%, 12/1/2038	77,031	73,463
3.50%, 6/1/2039	54,092	51,586
3.50%, 9/1/2040	374,879	349,554
3.50%, 12/1/2040	84,088	78,667
3.50%, 1/1/2041	76,288	71,370
3.50%, 2/1/2042	99,493	93,082
3.50% 5/1/2042	312,457	292,333
3.50%, 6/1/2042	149,566	139,933
3.50%, 7/1/2042	75,269	70,421
3.50%, 9/1/2042	288,837	270,234
3.50%, 10/1/2042	551,954	516,405
3.50%, 1/1/2043	51,939	48,594
3.50%, 2/1/2043	732,357	689,637
3.50%, 4/1/2043	158,102	148,066
3.50% 5/1/2043	209,929	196,348
3.50%, 6/1/2043	574,397	537,125
3.50% 8/1/2043	1,196,255	1,126,318
3.50%, 1/1/2044	46,685	43,655
3.50%, 5/1/2044	289,185	272,886
3.50%, 8/1/2044	105,188	98,958
3.50%, 9/1/2044	145,690	136,269
3.50%, 10/1/2044	100,694	93,892
3.50%, 11/1/2044	452,382	423,129
3.50% 12/1/2044	1,256,203	1,171,340
3.50% 1/1/2045	156,269	145,712
3.50% 2/1/2045	5,778,186	5,416,687
3.50%, 3/1/2045	88,655	82,971
3.50%, 4/1/2045	177,537	164,427
3.50% 5/1/2045	435,150	405,294
3.50%, 6/1/2045	316,627	293,246
3.50% 7/1/2045	1,195,501	1,109,184
3.50% 8/1/2045	3,157,511	2,947,371
3.50% 9/1/2045	640,119	596,535
3.50%, 10/1/2045	248,374	230,033
3.50% 11/1/2045	1,988,772	1,853,411
3.50% 12/1/2045	2,064,912	1,912,428
3.50% 2/1/2046	901,772	834,678

See accompanying notes to financial statements.
321

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50% 3/1/2046	$ 6,040,039	$ 5,666,148
3.50% 4/1/2046	970,515	897,499
3.50% 5/1/2046	231,197	213,803
3.50% 6/1/2046	314,563	291,020
3.50% 7/1/2046	422,937	392,488
3.50% 8/1/2046	3,323,333	3,095,662
3.50% 10/1/2046	635,016	587,241
3.50%, 11/1/2046	164,746	152,352
3.50%, 12/1/2046	72,429	66,979
3.50% 1/1/2047	3,032,817	2,853,769
3.50% 2/1/2047	823,318	768,556
3.50% 3/1/2047	353,631	326,987
3.50% 4/1/2047	370,135	345,303
3.50% 5/1/2047	12,837,182	11,879,333
3.50%, 6/1/2047	700,267	648,556
3.50%, 7/1/2047	4,227,069	3,954,821
3.50%, 8/1/2047	90,979	84,122
3.50% 9/1/2047	958,121	887,055
3.50%, 10/1/2047	83,842	77,522
3.50% 11/1/2047	4,425,641	4,110,327
3.50% 12/1/2047	7,890,366	7,347,188
3.50% 1/1/2048	9,119,017	8,473,302
3.50% 2/1/2048	4,168,090	3,871,086
3.50% 3/1/2048	6,523,562	6,039,277
3.50% 4/1/2048	632,032	585,544
3.50% 5/1/2048	1,229,818	1,147,843
3.50%, 6/1/2048	145,956	134,864
3.50% 7/1/2048	10,608,001	9,860,866
3.50%, 8/1/2048	147,598	137,986
3.50%, 9/1/2048	21,434	19,805
3.50% 11/1/2048	1,230,242	1,137,516
3.50% 4/1/2049	3,499,888	3,246,500
3.50%, 6/1/2049	4,132,489	3,849,731
3.50%, 7/1/2049	1,297,511	1,192,124
3.50%, 8/1/2049	2,473,976	2,273,033
3.50% 9/1/2049	4,558,776	4,230,595
3.50%, 10/1/2049	1,124,421	1,033,093
3.50%, 11/1/2049	607,949	558,570
3.50%, 12/1/2049	263,793	243,992
3.50% 1/1/2050	1,863,206	1,711,871
3.50%, 3/1/2050	429,702	399,333
3.50% 4/1/2050	10,017,507	9,215,558
3.50% 5/1/2050	5,860,942	5,437,828
3.50% 6/1/2050	818,621	751,716
3.50%, 8/1/2050	1,241,532	1,139,581
3.50%, 11/1/2050	807,494	741,560
3.50%, 1/1/2051	1,904,018	1,749,369
3.50%, 6/1/2051	2,031,089	1,850,042
3.50%, 8/1/2051	1,327,422	1,208,939
3.50%, 4/1/2052	1,060,499	962,805
3.50%, 5/1/2052	1,580,560	1,449,908
3.50% 6/1/2052	19,624,071	17,813,645
4.00%, 5/1/2026	584,992	573,229
4.00%, 6/1/2026	292,855	287,644
4.00%, 8/1/2026	12,026	11,783
Security Description	Principal Amount	Value
4.00%, 9/1/2027	$ 47,807	$ 46,745
4.00%, 5/1/2029	1,324,415	1,296,290
4.00%, 11/1/2033	34,121	33,523
4.00%, 1/1/2034	93,281	90,645
4.00%, 2/1/2034	71,402	70,152
4.00%, 8/1/2034	607,608	597,276
4.00%, 5/1/2037	60,082	58,202
4.00%, 6/1/2038	1,751,295	1,701,021
4.00%, 9/1/2038	93,222	90,307
4.00%, 2/1/2039	410,930	398,082
4.00%, 12/1/2039	1,625,239	1,573,791
4.00%, 9/1/2040	485,774	469,590
4.00%, 10/1/2040	87,930	85,000
4.00%, 12/1/2040	75,722	73,199
4.00%, 2/1/2041	109,207	105,568
4.00% 10/1/2041	411,052	397,504
4.00%, 12/1/2041	29,781	28,701
4.00%, 2/1/2042	219,089	211,874
4.00%, 4/1/2042	169,959	163,623
4.00%, 12/1/2042	220,703	212,476
4.00%, 9/1/2043	169,508	163,925
4.00% 10/1/2043	255,358	246,540
4.00%, 12/1/2043	52,996	50,997
4.00%, 2/1/2044	56,434	54,306
4.00%, 4/1/2044	9,720,990	9,439,006
4.00%, 5/1/2044	211,950	203,841
4.00%, 6/1/2044	28,629	27,534
4.00% 7/1/2044	1,415,656	1,362,217
4.00% 8/1/2044	315,776	305,633
4.00%, 9/1/2044	15,828	15,222
4.00% 10/1/2044	22,232	21,382
4.00% 11/1/2044	387,119	372,309
4.00% 12/1/2044	1,251,037	1,212,836
4.00%, 1/1/2045	136,276	131,063
4.00% 3/1/2045	1,991,035	1,921,674
4.00% 6/1/2045	1,439,027	1,383,697
4.00%, 7/1/2045	384,124	369,094
4.00%, 8/1/2045	308,686	297,042
4.00% 9/1/2045	297,152	285,524
4.00% 12/1/2045	1,611,839	1,553,195
4.00%, 2/1/2046	68,047	65,384
4.00% 3/1/2046	7,645,143	7,367,458
4.00% 4/1/2046	372,851	357,305
4.00%, 6/1/2046	115,747	112,290
4.00%, 7/1/2046	166,695	159,146
4.00% 9/1/2046	2,073,970	1,999,597
4.00%, 10/1/2046	601,346	574,112
4.00% 11/1/2046	3,097,050	2,981,410
4.00%, 12/1/2046	335,262	320,079
4.00%, 2/1/2047	137,353	133,186
4.00% 3/1/2047	473,438	452,541
4.00% 4/1/2047	10,364,622	10,029,713
4.00% 5/1/2047	662,888	634,982
4.00% 6/1/2047	2,150,819	2,052,009
4.00% 7/1/2047	1,985,186	1,914,418

See accompanying notes to financial statements.
322

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00% 8/1/2047	$ 455,179	$ 436,829
4.00% 9/1/2047	4,298,376	4,103,487
4.00% 10/1/2047	4,232,615	4,038,165
4.00% 11/1/2047	283,199	270,189
4.00% 1/1/2048	5,171,283	4,933,710
4.00% 2/1/2048	4,576,438	4,366,276
4.00%, 4/1/2048	82,071	79,014
4.00% 5/1/2048	166,499	158,711
4.00% 6/1/2048	2,077,059	1,979,915
4.00% 7/1/2048	1,960,655	1,868,955
4.00% 8/1/2048	2,269,854	2,166,339
4.00% 9/1/2048	5,503,239	5,249,872
4.00% 10/1/2048	6,949,163	6,673,389
4.00% 11/1/2048	848,359	808,683
4.00% 12/1/2048	2,805,288	2,683,831
4.00% 1/1/2049	1,006,403	967,188
4.00% 2/1/2049	227,705	218,860
4.00% 3/1/2049	2,896,020	2,767,951
4.00%, 4/1/2049	230,269	222,600
4.00%, 5/1/2049	62,368	59,323
4.00% 6/1/2049	6,100,849	5,826,810
4.00% 7/1/2049	6,119,890	5,894,475
4.00%, 8/1/2049	28,343	26,960
4.00%, 9/1/2049	1,634,763	1,554,955
4.00% 12/1/2049	2,023,310	1,932,047
4.00%, 3/1/2050	672,549	637,056
4.00% 4/1/2050	4,100,081	3,895,826
4.00% 6/1/2050	1,523,909	1,443,487
4.00%, 7/1/2050	459,845	435,577
4.00%, 9/1/2050	719,573	684,444
4.00%, 10/1/2050	1,396,960	1,323,237
4.00%, 12/1/2050	652,690	618,245
4.00%, 4/1/2052	803,023	756,181
4.00% 8/1/2052	20,509,255	19,270,481
4.00%, 10/1/2052	13,710,073	12,851,029
4.50%, 11/1/2024	5,694	5,622
4.50%, 3/1/2029	364,456	359,258
4.50%, 4/1/2031	26,335	26,006
4.50%, 6/1/2040	664,610	658,035
4.50%, 8/1/2040	1,239,041	1,226,785
4.50%, 9/1/2040	1,130,492	1,119,309
4.50%, 5/1/2041	66,958	66,295
4.50%, 9/1/2041	35,423	35,061
4.50%, 1/1/2042	85,979	85,102
4.50% 10/1/2042	624,713	619,680
4.50% 9/1/2043	164,327	162,674
4.50%, 10/1/2043	85,028	84,099
4.50% 12/1/2043	560,930	559,002
4.50%, 3/1/2044	28,523	28,179
4.50%, 4/1/2044	11,715	11,574
4.50%, 5/1/2044	58,989	58,345
4.50% 6/1/2044	1,419,167	1,408,068
4.50%, 8/1/2044	316,436	313,306
4.50%, 10/1/2044	76,353	75,434
4.50%, 12/1/2044	250,625	250,032
Security Description	Principal Amount	Value
4.50%, 5/1/2045	$ 246,345	$ 245,547
4.50%, 10/1/2045	517,555	511,903
4.50%, 5/1/2046	372,777	366,232
4.50%, 7/1/2046	102,259	102,017
4.50%, 8/1/2046	144,340	143,253
4.50%, 3/1/2047	2,076,049	2,033,594
4.50%, 5/1/2047	1,665,343	1,648,870
4.50%, 7/1/2047	313,538	310,441
4.50% 8/1/2047	1,086,460	1,064,242
4.50%, 9/1/2047	119,948	117,495
4.50%, 12/1/2047	122,780	120,269
4.50%, 1/1/2048	293,124	287,130
4.50% 2/1/2048	3,641,922	3,567,445
4.50%, 6/1/2048	96,870	94,844
4.50% 7/1/2048	296,144	289,949
4.50% 8/1/2048	329,368	322,561
4.50% 9/1/2048	1,158,088	1,136,601
4.50% 10/1/2048	3,758,833	3,680,204
4.50% 11/1/2048	4,081,001	3,999,045
4.50%, 12/1/2048	105,390	103,186
4.50% 2/1/2049	4,940,215	4,838,056
4.50%, 3/1/2049	1,095,490	1,076,428
4.50%, 4/1/2049	202,547	198,113
4.50% 5/1/2049	1,950,499	1,908,666
4.50% 6/1/2049	639,817	625,809
4.50%, 7/1/2049	302,071	295,458
4.50%, 8/1/2049	573,397	560,843
4.50% 9/1/2049	1,842,031	1,801,704
4.50%, 11/1/2049	4,882,993	4,797,267
4.50% 2/1/2050	932,383	911,969
4.50% 3/1/2050	3,795,666	3,716,549
4.50%, 4/1/2050	1,665,558	1,647,084
4.50%, 5/1/2050	923,226	903,014
4.50%, 6/1/2050	1,284,504	1,250,808
4.50%, 9/1/2050	1,588,972	1,555,733
4.50%, 10/1/2050	424,217	415,343
4.50%, 12/1/2050	166,322	162,681
4.50%, 8/1/2052	2,980,637	2,868,991
5.00%, 6/1/2039	189,545	190,163
5.00%, 8/1/2039	235,463	238,000
5.00%, 6/1/2040	93,188	94,233
5.00%, 7/1/2040	46,693	47,216
5.00%, 9/1/2040	42,784	43,263
5.00%, 2/1/2041	31,697	32,052
5.00%, 6/1/2041	576,828	583,378
5.00%, 3/1/2042	82,472	83,397
5.00%, 7/1/2044	32,756	33,079
5.00%, 1/1/2045	18,707	18,892
5.00%, 5/1/2048	293,073	292,840
5.00%, 7/1/2048	177,572	177,431
5.00% 8/1/2048	224,112	225,323
5.00%, 9/1/2048	500,705	500,307
5.00%, 10/1/2048	827,363	826,705
5.00%, 11/1/2048	484,117	483,732
5.00%, 1/1/2049	77,231	77,170

See accompanying notes to financial statements.
323

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2049	$ 798,671	$ 798,035
5.00%, 10/1/2049	554,897	554,456
5.00%, 12/1/2049	7,066,894	7,061,272
5.00%, 3/1/2050	827,793	823,855
5.50%, 1/1/2035	155,507	158,746
5.50%, 4/1/2036	74,426	76,265
5.50%, 11/1/2038	37,116	38,209
5.50%, 12/1/2038	15,152	15,594
5.50%, 12/1/2039	29,543	30,414
5.50%, 7/1/2041	64,674	66,517
5.50%, 4/1/2050	750,525	763,243
5.50%, 12/1/2052	3,080,032	3,124,366
6.00%, 1/1/2037	15,367	16,084
6.00%, 9/1/2037	22,059	23,089
6.00%, 9/1/2039	16,912	17,725
6.00%, 6/1/2040	41,287	43,214
6.00%, 10/1/2040	52,462	54,984
TBA, 2.00%, 1/15/2038 (a)	1,000,000	889,663
TBA, 2.00%, 1/15/2053 (a)	11,000,000	8,951,360
TBA, 2.50%, 1/15/2038 (a)	4,000,000	3,661,980
TBA, 2.50%, 1/15/2053 (a)	12,000,000	10,149,648
TBA, 3.00%, 1/15/2053 (a)	2,500,000	2,266,685
TBA, 3.50%, 1/15/2038 (a)	2,000,000	1,914,464
TBA, 3.50%, 1/15/2053 (a)	5,975,000	5,423,812
TBA, 4.00%, 1/15/2038 (a)	3,000,000	2,924,784
TBA, 4.00%, 1/15/2053 (a)	13,525,000	12,678,010
TBA, 4.50%, 1/15/2038 (a)	1,000,000	993,618
TBA, 4.50%, 1/15/2053 (a)	67,325,000	64,803,948
TBA, 5.00%, 1/15/2053 (a)	33,625,000	33,123,416
TBA, 5.50%, 1/15/2053 (a)	30,075,000	30,155,300
TBA, 6.00%, 1/15/2053 (a)	14,000,000	14,213,500
Government National Mortgage Association:
1.50%, 2/20/2051	818,633	654,249
1.50%, 9/20/2051	904,753	721,533
1.50%, 10/20/2051	455,543	363,416
1.50%, 11/20/2051	462,558	368,595
2.00%, 8/20/2050	4,013,462	3,379,986
2.00%, 9/20/2050	2,720,489	2,291,094
2.00%, 11/20/2050	2,132,735	1,796,109
2.00%, 12/20/2050	7,898,358	6,651,700
2.00%, 1/20/2051	23,116,728	19,468,037
2.00%, 2/20/2051	3,885,698	3,266,856
2.00% 3/20/2051	17,979,769	15,113,720
2.00%, 4/20/2051	16,842,593	14,149,783
2.00%, 5/20/2051	16,397,979	13,771,177
2.00%, 6/20/2051	27,202,654	22,836,621
2.00%, 7/20/2051	2,850,371	2,392,003
2.00%, 8/20/2051	9,777,365	8,202,040
2.00%, 9/20/2051	12,046,080	10,101,490
2.00%, 10/20/2051	9,989,882	8,374,130
2.00%, 11/20/2051	9,407,122	7,882,711
2.00%, 12/20/2051	13,084,566	10,960,179
2.00%, 1/20/2052	29,529,746	24,701,984
2.00%, 4/20/2052	3,665,032	3,061,535
Security Description	Principal Amount	Value
2.00%, 5/20/2052	$ 3,372,724	$ 2,817,360
2.50%, 1/20/2043	33,999	29,688
2.50%, 3/20/2043	211,291	184,495
2.50%, 8/20/2046	541,354	475,623
2.50%, 10/20/2046	116,080	101,986
2.50%, 12/20/2046	1,182,012	1,038,493
2.50%, 9/20/2048	5,870,484	5,157,692
2.50%, 12/20/2049	707,432	615,981
2.50%, 1/20/2050	774,168	674,089
2.50%, 2/20/2050	900,238	783,749
2.50%, 6/20/2050	2,078,181	1,809,269
2.50%, 7/20/2050	2,423,945	2,110,291
2.50%, 8/20/2050	7,648,486	6,658,786
2.50%, 9/20/2050	12,590,918	10,961,677
2.50%, 10/20/2050	14,995,774	13,055,349
2.50%, 11/20/2050	1,200,782	1,045,403
2.50%, 12/20/2050	7,184,388	6,254,742
2.50%, 1/20/2051	13,304,746	11,583,136
2.50% 2/20/2051	21,902,373	19,030,772
2.50% 3/20/2051	10,530,032	9,154,095
2.50% 4/20/2051	15,219,299	13,221,707
2.50%, 5/20/2051	2,498,932	2,170,142
2.50%, 6/20/2051	17,891,096	15,531,586
2.50%, 7/20/2051	14,236,130	12,338,354
2.50%, 8/20/2051	4,623,902	4,005,768
2.50%, 9/20/2051	7,595,253	6,578,674
2.50%, 10/20/2051	10,364,343	8,973,858
2.50%, 11/20/2051	7,012,299	6,076,650
2.50%, 1/20/2052	16,395,658	14,187,941
2.50%, 2/20/2052	11,737,188	10,153,669
2.50%, 4/20/2052	2,879,933	2,486,777
2.50%, 5/20/2052	5,793,532	5,002,623
2.50%, 6/20/2052	3,382,500	2,922,321
2.50%, 7/20/2052	3,399,515	2,940,443
3.00%, 5/20/2032	143,251	134,776
3.00%, 5/15/2042	50,603	45,804
3.00%, 7/20/2042	99,558	90,432
3.00%, 8/20/2042	8,755,832	7,953,170
3.00%, 9/20/2042	150,854	137,025
3.00%, 12/20/2042	126,455	114,862
3.00%, 1/20/2043	188,338	171,072
3.00%, 3/20/2043	147,210	133,678
3.00%, 4/20/2043	89,075	80,887
3.00%, 7/20/2043	2,932,843	2,663,251
3.00%, 8/20/2043	256,370	232,804
3.00%, 10/20/2043	590,193	535,941
3.00%, 11/20/2044	90,296	81,865
3.00%, 12/20/2044	178,653	161,972
3.00%, 2/15/2045	62,552	56,531
3.00%, 3/15/2045	35,209	31,681
3.00%, 3/20/2045	18,041	16,330
3.00%, 4/20/2045	5,308,609	4,805,080
3.00%, 5/20/2045	76,105	68,886
3.00%, 6/20/2045	6,581,820	5,957,526
3.00%, 7/20/2045	793,472	718,210

See accompanying notes to financial statements.
324

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/20/2045	$ 35,275	$ 31,929
3.00%, 9/20/2045	214,196	193,879
3.00%, 12/20/2045	90,147	81,597
3.00%, 1/20/2046	321,382	290,899
3.00% 2/20/2046	3,915,308	3,550,769
3.00%, 5/20/2046	102,083	92,395
3.00%, 6/20/2046	3,178,876	2,877,193
3.00%, 7/20/2046	73,526	66,549
3.00%, 8/20/2046	7,082,060	6,409,956
3.00%, 9/20/2046	2,724,658	2,466,082
3.00%, 10/20/2046	418,258	378,564
3.00%, 12/20/2046	555,789	503,043
3.00%, 1/20/2047	939,569	850,402
3.00%, 2/20/2047	170,644	154,450
3.00%, 6/20/2047	46,597	42,223
3.00%, 7/20/2047	3,146,755	2,847,787
3.00%, 9/20/2047	59,375	53,734
3.00%, 10/20/2047	1,383,342	1,251,913
3.00%, 11/20/2047	3,010,127	2,724,139
3.00%, 12/20/2047	1,516,480	1,372,401
3.00%, 1/20/2048	575,246	520,593
3.00%, 2/20/2048	265,976	240,706
3.00%, 3/20/2048	340,479	308,131
3.00%, 4/20/2048	472,599	427,698
3.00%, 9/20/2048	237,253	214,712
3.00%, 12/20/2048	101,561	91,912
3.00%, 6/20/2049	86,324	78,123
3.00%, 8/20/2049	1,393,668	1,254,936
3.00%, 9/20/2049	2,208,916	1,988,417
3.00%, 11/20/2049	2,249,800	2,023,345
3.00%, 12/20/2049	1,289,639	1,159,830
3.00%, 1/20/2050	12,821,497	11,527,382
3.00%, 2/20/2050	3,578,268	3,216,108
3.00%, 3/20/2050	713,014	640,468
3.00%, 4/20/2050	10,394,771	9,335,549
3.00%, 5/20/2050	8,183,186	7,348,060
3.00%, 6/20/2050	10,167,743	9,128,516
3.00%, 7/20/2050	10,383,258	9,320,401
3.00%, 8/20/2050	4,759,774	4,271,816
3.00%, 9/20/2050	1,615,549	1,449,928
3.00%, 10/20/2050	1,256,271	1,127,482
3.00%, 12/20/2050	1,489,331	1,336,189
3.00%, 1/20/2051	1,022,814	917,485
3.00%, 5/20/2051	5,846,020	5,225,747
3.00%, 6/20/2051	1,111,420	993,187
3.00%, 7/20/2051	3,380,881	3,020,281
3.00%, 8/20/2051	6,370,667	5,689,406
3.00%, 12/20/2051	5,196,775	4,635,258
3.00%, 5/20/2052	7,796,214	6,935,351
3.00%, 8/20/2052	2,938,015	2,617,902
3.50%, 12/20/2041	1,650,960	1,553,472
3.50%, 2/15/2042	81,179	76,139
3.50%, 4/15/2042	27,171	25,484
3.50%, 4/20/2042	422,963	398,006
3.50%, 6/20/2042	204,774	192,691
Security Description	Principal Amount	Value
3.50%, 9/20/2042	$ 671,047	$ 631,451
3.50%, 10/20/2042	830,276	781,284
3.50%, 11/20/2042	13,322	12,536
3.50% 2/20/2043	549,352	516,930
3.50% 3/20/2043	106,878	100,568
3.50% 4/20/2043	111,490	104,908
3.50%, 5/20/2043	90,037	84,717
3.50%, 7/20/2043	479,929	451,573
3.50%, 9/20/2043	105,101	98,891
3.50%, 10/20/2043	538,963	507,119
3.50%, 11/20/2043	483,164	454,617
3.50%, 1/20/2044	65,689	61,808
3.50%, 3/20/2044	740,414	696,667
3.50%, 4/20/2044	74,173	69,720
3.50%, 5/20/2044	80,595	75,756
3.50%, 6/20/2044	1,878,854	1,766,053
3.50%, 7/20/2044	38,601	36,283
3.50%, 8/20/2044	56,830	53,418
3.50%, 10/20/2044	1,533,585	1,441,513
3.50%, 11/20/2044	146,650	137,845
3.50%, 12/20/2044	15,469	14,541
3.50%, 1/20/2045	554,457	521,169
3.50%, 2/20/2045	166,127	156,154
3.50%, 3/20/2045	18,609	17,472
3.50% 4/20/2045	1,761,023	1,653,398
3.50%, 5/20/2045	157,333	147,718
3.50%, 6/20/2045	33,557	31,506
3.50%, 7/20/2045	280,464	263,323
3.50%, 8/20/2045	172,929	162,361
3.50%, 9/20/2045	88,158	82,770
3.50%, 10/20/2045	297,495	279,314
3.50%, 11/20/2045	769,757	722,714
3.50%, 12/20/2045	22,116	20,765
3.50% 1/20/2046	3,878,778	3,641,729
3.50% 2/20/2046	3,840,874	3,606,140
3.50%, 4/20/2046	1,856,256	1,739,734
3.50%, 5/20/2046	743,978	697,277
3.50%, 6/20/2046	460,422	431,520
3.50%, 7/20/2046	7,328,059	6,868,058
3.50%, 8/20/2046	289,850	271,655
3.50%, 9/20/2046	329,070	308,414
3.50%, 10/20/2046	368,489	345,358
3.50%, 11/20/2046	1,725,849	1,617,513
3.50%, 12/20/2046	1,107,982	1,038,431
3.50%, 1/20/2047	71,285	66,810
3.50%, 2/20/2047	795,412	745,482
3.50%, 3/20/2047	313,302	292,305
3.50%, 5/20/2047	238,965	222,950
3.50%, 6/20/2047	130,288	121,556
3.50%, 7/20/2047	157,696	147,127
3.50%, 8/20/2047	276,539	258,006
3.50%, 9/20/2047	2,084,093	1,944,421
3.50%, 10/20/2047	1,996,377	1,862,584
3.50%, 12/20/2047	1,089,937	1,016,891
3.50%, 1/20/2048	4,749,806	4,431,484

See accompanying notes to financial statements.
325

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50% 2/20/2048	$ 899,180	$ 839,690
3.50%, 4/20/2048	128,963	120,320
3.50%, 5/20/2048	1,085,447	1,012,703
3.50%, 6/20/2048	57,533	53,602
3.50%, 8/20/2048	41,701	38,852
3.50%, 11/20/2048	678,494	632,135
3.50%, 2/20/2049	59,123	55,083
3.50%, 3/20/2049	137,679	128,272
3.50%, 6/20/2049	2,235,872	2,079,435
3.50%, 7/20/2049	724,542	673,750
3.50%, 8/20/2049	1,085,909	1,009,639
3.50%, 9/20/2049	2,136,568	1,985,926
3.50%, 10/20/2049	7,043,061	6,546,479
3.50%, 12/20/2049	1,054,970	980,303
3.50%, 1/20/2050	7,278,665	6,763,506
3.50%, 2/20/2050	6,876,485	6,389,791
3.50%, 3/20/2050	2,190,603	2,035,560
3.50%, 5/20/2050	1,620,394	1,505,489
3.50%, 6/20/2050	6,745,844	6,256,533
3.50%, 7/20/2050	1,840,078	1,709,099
3.50%, 11/20/2050	936,738	870,313
3.50%, 12/20/2050	3,913,616	3,628,533
3.50%, 1/20/2051	1,476,197	1,368,665
3.50%, 2/20/2051	1,407,749	1,307,734
3.50%, 5/20/2051	267,415	247,646
3.50%, 6/20/2051	3,271,553	3,030,210
3.50%, 7/20/2051	581,082	538,216
3.50%, 8/20/2051	7,994,801	7,372,896
3.50%, 9/20/2051	2,554,596	2,355,878
3.50%, 6/20/2052	3,429,520	3,144,187
4.00%, 2/15/2040	4,597	4,465
4.00%, 4/15/2040	45,558	44,257
4.00%, 11/20/2041	43,319	42,225
4.00%, 2/20/2042	46,240	45,071
4.00%, 5/20/2042	42,665	41,566
4.00%, 8/20/2042	20,064	19,547
4.00%, 8/20/2043	46,708	45,414
4.00%, 11/20/2043	277,944	270,242
4.00%, 3/20/2044	47,266	45,635
4.00%, 7/15/2044	57,022	54,916
4.00%, 7/20/2044	49,333	47,631
4.00%, 8/20/2044	119,896	115,760
4.00%, 12/20/2044	127,331	122,938
4.00%, 1/20/2045	45,488	43,919
4.00%, 2/20/2045	136,372	131,667
4.00%, 5/15/2045	15,678	15,095
4.00%, 6/15/2045	24,047	23,153
4.00%, 7/20/2045	158,740	153,097
4.00%, 8/20/2045	28,677	27,658
4.00%, 10/20/2045	56,262	54,261
4.00%, 11/20/2045	151,809	146,411
4.00%, 1/20/2046	36,420	35,125
4.00%, 4/20/2046	120,300	116,023
4.00%, 5/20/2046	263,082	253,729
4.00%, 1/20/2047	205,237	197,900
Security Description	Principal Amount	Value
4.00%, 3/20/2047	$ 126,789	$ 122,257
4.00%, 4/20/2047	31,333	30,101
4.00%, 5/20/2047	77,560	74,512
4.00%, 6/20/2047	83,141	79,874
4.00%, 7/20/2047	1,705,587	1,638,573
4.00%, 8/20/2047	90,285	86,738
4.00%, 9/20/2047	441,377	424,035
4.00%, 11/20/2047	1,307,761	1,256,377
4.00%, 2/20/2048	2,557,632	2,457,139
4.00%, 3/20/2048	1,359,076	1,305,676
4.00%, 4/20/2048	3,303,840	3,171,815
4.00%, 5/20/2048	1,873,037	1,798,188
4.00%, 6/20/2048	3,047,878	2,926,081
4.00%, 8/20/2048	1,395,817	1,340,038
4.00%, 9/20/2048	152,848	146,740
4.00%, 10/20/2048	286,696	275,239
4.00%, 11/20/2048	204,099	195,943
4.00%, 2/20/2049	340,883	327,261
4.00%, 3/20/2049	897,066	861,218
4.00%, 4/20/2049	293,805	281,878
4.00%, 5/20/2049	2,101,654	2,016,335
4.00%, 6/20/2049	2,498,475	2,397,046
4.00%, 7/20/2049	7,832,456	7,514,489
4.00%, 10/20/2049	734,415	704,601
4.00%, 11/20/2049	110,763	106,267
4.00%, 12/20/2049	583,150	559,476
4.00%, 1/20/2050	756,803	726,080
4.00%, 2/20/2050	376,549	361,262
4.00%, 3/20/2050	5,322,704	5,106,623
4.00%, 6/20/2050	4,422,413	4,242,880
4.00%, 7/20/2050	930,874	893,675
4.00%, 8/20/2050	354,846	340,441
4.00%, 11/20/2051	1,780,330	1,703,801
4.00%, 9/20/2052	9,932,656	9,387,060
4.00%, 10/20/2052	12,739,252	12,039,491
4.50%, 6/15/2039	8,264	8,221
4.50%, 4/15/2040	41,872	41,654
4.50%, 6/15/2040	26,297	26,160
4.50%, 9/20/2040	41,060	41,023
4.50%, 3/15/2041	24,140	24,015
4.50%, 6/15/2041	9,484	9,436
4.50%, 7/15/2041	20,966	20,860
4.50%, 7/20/2041	79,320	79,228
4.50%, 12/20/2041	67,673	67,611
4.50%, 10/20/2043	16,940	16,887
4.50%, 12/20/2043	47,691	47,544
4.50%, 1/20/2044	39,338	39,217
4.50%, 4/20/2044	54,021	53,854
4.50%, 5/20/2045	27,199	27,046
4.50%, 10/20/2045	38,318	38,104
4.50%, 11/20/2045	104,043	103,460
4.50%, 1/20/2046	2,078,836	2,067,186
4.50%, 6/20/2046	81,845	81,592
4.50%, 7/20/2046	42,162	41,925
4.50%, 12/20/2046	187,657	187,078

See accompanying notes to financial statements.
326

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/20/2047	$ 448,081	$ 445,227
4.50%, 6/20/2047	429,191	421,856
4.50%, 8/20/2047	60,190	59,161
4.50%, 12/20/2047	33,609	32,984
4.50%, 1/20/2048	65,797	64,574
4.50%, 3/20/2048	656,899	644,686
4.50%, 4/20/2048	726,885	713,370
4.50%, 6/20/2048	399,329	391,927
4.50%, 7/20/2048	412,711	405,060
4.50%, 8/20/2048	861,438	845,470
4.50%, 9/20/2048	1,248,917	1,225,766
4.50%, 11/20/2048	66,949	65,708
4.50%, 12/20/2048	1,449,521	1,422,652
4.50%, 1/20/2049	1,972,821	1,936,251
4.50%, 2/20/2049	366,224	359,436
4.50%, 4/20/2049	180,119	176,780
4.50%, 5/20/2049	150,786	147,991
4.50%, 6/20/2049	2,614,590	2,566,124
4.50%, 7/20/2049	827,402	812,064
4.50%, 9/20/2049	325,024	318,999
4.50%, 2/20/2050	1,987,374	1,950,535
4.50%, 4/20/2050	3,126,423	3,053,388
4.50%, 5/20/2050	563,155	552,715
4.50%, 10/20/2050	2,839,420	2,786,787
4.50%, 10/20/2052	1,593,065	1,543,708
4.50%, 12/20/2052	14,075,000	13,638,926
5.00%, 12/15/2038	14,904	15,217
5.00%, 5/15/2039	21,154	21,527
5.00%, 5/20/2041	470,436	479,131
5.00%, 11/20/2042	60,539	61,620
5.00%, 3/20/2043	14,564	14,826
5.00%, 4/20/2043	36,230	36,877
5.00%, 5/20/2043	12,045	12,260
5.00%, 8/20/2043	51,915	52,862
5.00%, 5/20/2044	31,839	32,420
5.00%, 6/20/2044	18,691	19,032
5.00%, 7/20/2044	48,607	49,506
5.00%, 12/20/2045	234,554	238,833
5.00%, 4/20/2048	23,998	24,056
5.00%, 5/20/2048	143,205	143,550
5.00%, 7/20/2048	48,683	48,801
5.00%, 10/20/2048	69,630	69,756
5.00%, 1/20/2049	449,722	450,535
5.00%, 2/20/2049	292,372	292,900
5.00%, 4/20/2049	210,394	210,774
Security Description	Principal Amount	Value
5.00%, 6/20/2049	$ 1,362,204	$ 1,364,666
5.00%, 7/20/2049	195,366	195,837
5.00%, 5/20/2050	534,959	536,244
5.00%, 11/20/2052	11,006,188	10,895,071
5.50%, 9/15/2035	26,630	27,202
5.50%, 7/15/2038	7,869	8,086
5.50%, 3/15/2039	48,342	50,209
5.50%, 2/20/2049	50,387	51,422
5.50%, 1/23/2053 (a)	10,800,000	10,849,788
6.00%, 8/15/2040	16,030	16,837
6.00%, 9/15/2040	26,956	28,465
6.00%, 1/20/2046	69,435	73,484
TBA, 2.00%, 1/23/2053 (a)	2,200,000	1,838,584
TBA, 2.50%, 1/23/2053 (a)	1,000,000	863,748
TBA, 3.00%, 1/23/2053 (a)	5,525,000	4,909,559
TBA, 3.50%, 1/23/2053 (a)	10,350,000	9,491,167
TBA, 4.00%, 1/23/2053 (a)	9,700,000	9,168,944
TBA, 4.50%, 1/23/2053 (a)	16,425,000	15,916,498
TBA, 5.00%, 1/23/2053 (a)	14,500,000	14,350,969
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,432,636,036)		3,832,772,237
	Shares
SHORT-TERM INVESTMENT — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (b) (c) (Cost $248,530,754)	248,559,800	248,609,512
TOTAL INVESTMENTS — 106.0% (Cost $4,681,166,790)		4,081,381,749
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(229,435,794)
NET ASSETS — 100.0%		$ 3,851,945,955
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
TBA	To Be Announced

See accompanying notes to financial statements.
327

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$3,832,772,237	$—	$3,832,772,237
Short-Term Investment	248,609,512	—	—	248,609,512
TOTAL INVESTMENTS	$248,609,512	$3,832,772,237	$—	$4,081,381,749

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	106,300,902	$106,290,272	$424,794,922	$282,549,708	$27,726	$46,300	248,559,800	$248,609,512	$3,155,305
See accompanying notes to financial statements.
328

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329

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,485,503,417	$5,818,564,899	$ 543,131,704
Investments in affiliated issuers, at value	484,729,293	244,806,611	13,986,920
Total Investments	6,970,232,710	6,063,371,510	557,118,624
Foreign currency, at value	375	416	—
Net cash at broker	1,110,000	—	—
Cash	—	—	7,502
Receivable for investments sold	30,054,731	63,361,660	—
Receivable for fund shares sold	5,043,669	38,238,278	158,035
Dividends receivable — affiliated issuers	889,113	38,991	12,040
Interest receivable — unaffiliated issuers	40,231,753	57,007,741	7,670,016
Securities lending income receivable — unaffiliated issuers	—	12,564	148
Securities lending income receivable — affiliated issuers	99,478	118,878	7,184
Receivable from Adviser	33,719	—	—
Receivable for foreign taxes recoverable	10,095	42,187	—
Other Receivable	25,582	2,215	447
TOTAL ASSETS	7,047,731,225	6,222,194,440	564,973,996
LIABILITIES
Due to custodian	284,710	12,914	—
Payable upon return of securities loaned	230,564,267	221,985,153	11,871,245
Payable for investments purchased	281,266,524	37,592,975	—
Payable for fund shares repurchased	—	63,779,060	—
Advisory fee payable	168,007	206,908	19,660
TOTAL LIABILITIES	512,283,508	323,577,010	11,890,905
NET ASSETS	$6,535,447,717	$5,898,617,430	$ 553,083,091
NET ASSETS CONSIST OF:
Paid-in Capital	$7,445,597,096	$6,531,381,413	$ 733,102,762
Total distributable earnings (loss)**	(910,149,379)	(632,763,983)	(180,019,671)
NET ASSETS	$6,535,447,717	$5,898,617,430	$ 553,083,091
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.12	$ 31.82	$ 22.44
Shares outstanding (unlimited amount authorized, $0.01 par value)	260,200,264	185,400,072	24,649,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$7,304,152,979	$6,338,128,708	$ 692,585,960
Investments in affiliated issuers	484,706,212	244,806,867	13,987,003
Total cost of investments	$7,788,859,191	$6,582,935,575	$ 706,572,963
Foreign currency, at cost	$ 362	$ 407	$ —
* Includes investments in securities on loan, at value	$ 288,278,163	$ 403,383,690	$ 12,304,830
See accompanying notes to financial statements.
330

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 5,732,968,333	$7,535,877,231	$3,833,826,997	$2,234,277,653	$3,593,208,278
370,210,866	306,938,539	226,703,178	90,573,757	161,933,552
6,103,179,199	7,842,815,770	4,060,530,175	2,324,851,410	3,755,141,830
—	—	—	—	—
—	—	—	—	—
3	17,310	17	78	451
—	31,602,703	—	26,597,313	—
46,487,061	5,876,488	—	5,148,233	—
17,419	80,936	31,069	12,395	17,129
48,378,718	64,320,468	21,196,731	6,971,667	20,046,817
—	7,731	—	741	—
262,815	60,497	49,182	28,653	10,915
—	—	—	—	—
—	408	—	—	—
—	26	45	—	—
6,198,325,215	7,944,782,337	4,081,807,219	2,363,610,490	3,775,217,142

—	—	—	—	—
369,710,205	190,444,020	176,175,114	88,809,477	131,144,781
46,480,746	144,957,939	—	32,504,698	29,936,602
—	—	49,819,209	—	—
306,230	256,796	197,739	231,379	188,396
416,497,181	335,658,755	226,192,062	121,545,554	161,269,779
$ 5,781,828,034	$7,609,123,582	$3,855,615,157	$2,242,064,936	$3,613,947,363

$ 7,752,286,336	$7,984,706,464	$4,004,760,873	$2,622,038,109	$4,007,066,185
(1,970,458,302)	(375,582,882)	(149,145,716)	(379,973,173)	(393,118,822)
$ 5,781,828,034	$7,609,123,582	$3,855,615,157	$2,242,064,936	$3,613,947,363

$ 29.05	$ 29.36	$ 28.88	$ 25.74	$ 28.21
199,000,000	259,200,000	133,500,000	87,100,450	128,100,336

$ 7,618,432,504	$7,797,922,762	$3,937,138,418	$2,562,475,514	$3,917,867,901
370,210,866	306,938,539	226,703,178	90,573,757	161,933,552
$ 7,988,643,370	$8,104,861,301	$4,163,841,596	$2,653,049,271	$4,079,801,453
$ —	$ —	$ —	$ —	$ —
$ 359,540,576	$ 262,342,071	$ 172,513,668	$ 87,168,920	$ 128,440,777
331

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2022 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 811,822,593	$526,938,568	$3,832,772,237
Investments in affiliated issuers, at value	72,145,439	26,739,118	248,609,512
Total Investments	883,968,032	553,677,686	4,081,381,749
Net cash at broker	—	—	703,698
Cash	21,650	4,338	5,527
Receivable for investments sold	2,906,959	109,924	76,627,508
Receivable for fund shares sold	8,897,386	—	13,020,436
Dividends receivable — affiliated issuers	14,228	8,260	956,676
Interest receivable — unaffiliated issuers	14,972,006	5,709,187	9,502,168
Securities lending income receivable — unaffiliated issuers	3,016	937	—
Securities lending income receivable — affiliated issuers	70,773	10,515	—
Receivable from Adviser	26	—	52,847
Receivable for foreign taxes recoverable	30,751	3,187	—
TOTAL ASSETS	910,884,827	559,524,034	4,182,250,609
LIABILITIES
Due to custodian	200	—	—
Payable upon return of securities loaned	70,545,968	26,681,377	—
Payable for investments purchased	10,594,994	—	330,171,479
Advisory fee payable	69,502	13,097	133,175
TOTAL LIABILITIES	81,210,664	26,694,474	330,304,654
NET ASSETS	$ 829,674,163	$532,829,560	$3,851,945,955
NET ASSETS CONSIST OF:
Paid-in Capital	$ 947,090,451	$585,121,358	$4,640,792,353
Total distributable earnings (loss)**	(117,416,288)	(52,291,798)	(788,846,398)
NET ASSETS	$ 829,674,163	$532,829,560	$3,851,945,955
NET ASSET VALUE PER SHARE
Net asset value per share	$ 22.24	$ 28.34	$ 21.70
Shares outstanding (unlimited amount authorized, $0.01 par value)	37,300,000	18,800,000	177,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 908,061,376	$575,479,491	$4,432,636,036
Investments in affiliated issuers	72,145,561	26,739,118	248,530,754
Total cost of investments	$ 980,206,937	$602,218,609	$4,681,166,790
* Includes investments in securities on loan, at value	$ 71,972,469	$ 45,102,570	$ —
See accompanying notes to financial statements.
332

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333

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 80,306,191	$ 91,490,280	$ 13,172,086
Dividend income — affiliated issuers	2,658,986	164,534	25,694
Unaffiliated securities lending income	13,054	57,806	416
Affiliated securities lending income	430,693	529,590	32,841
Foreign taxes withheld	(1,629)	—	—
TOTAL INVESTMENT INCOME (LOSS)	83,407,295	92,242,210	13,231,037
EXPENSES
Advisory fee	941,096	1,192,414	117,332
Trustees’ fees and expenses	37,636	33,931	3,675
Proxy voting expenses	263,064	252,749	26,821
Miscellaneous expenses	—	1,750	1,751
TOTAL EXPENSES	1,241,796	1,480,844	149,579
Expenses waived/reimbursed by the Adviser	(87,836)	—	—
NET EXPENSES	1,153,960	1,480,844	149,579
NET INVESTMENT INCOME (LOSS)	$ 82,253,335	$ 90,761,366	$ 13,081,458
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,978,544)	(38,810,653)	(12,589,439)
Investments — affiliated issuers	(12,115)	55	531
In-kind redemptions — unaffiliated issuers	(88,304,664)	(72,372,593)	(50,683,091)
Foreign currency transactions	(3)	—	—
Net realized gain (loss)	(106,295,326)	(111,183,191)	(63,271,999)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(177,926,949)	(27,241,547)	14,656,141
Investments — affiliated issuers	48,542	(164)	(83)
Foreign currency translations	13	9	—
Net change in unrealized appreciation/depreciation	(177,878,394)	(27,241,702)	14,656,058
NET REALIZED AND UNREALIZED GAIN (LOSS)	(284,173,720)	(138,424,893)	(48,615,941)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(201,920,385)	$ (47,663,527)	$(35,534,483)
See accompanying notes to financial statements.
334

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 78,503,704	$ 91,158,741	$ 35,678,059	$ 76,027,913	$ 36,849,895
174,991	417,706	79,785	56,847	79,570
—	13,000	3,925	225	—
460,670	328,453	414,922	132,610	164,857
—	—	—	—	—
79,139,365	91,917,900	36,176,691	76,217,595	37,094,322

1,711,387	1,478,728	1,092,595	1,545,605	1,196,545
34,358	44,596	21,441	17,002	24,307
246,482	311,985	144,706	117,137	178,690
—	1,750	—	—	—
1,992,227	1,837,059	1,258,742	1,679,744	1,399,542
—	—	—	—	—
1,992,227	1,837,059	1,258,742	1,679,744	1,399,542
$ 77,147,138	$ 90,080,841	$ 34,917,949	$ 74,537,851	$ 35,694,780

(21,006,041)	(65,801,092)	(30,064,944)	(23,967,246)	(39,915,180)
—	—	—	—	—
(198,607,531)	(33,934,173)	(44,758,173)	(103,885,780)	(179,179,427)
—	—	—	—	—
(219,613,572)	(99,735,265)	(74,823,117)	(127,853,026)	(219,094,607)

(431,745,453)	24,408,399	11,990,807	(28,682,028)	40,309,786
—	—	—	—	—
—	—	—	—	—
(431,745,453)	24,408,399	11,990,807	(28,682,028)	40,309,786
(651,359,025)	(75,326,866)	(62,832,310)	(156,535,054)	(178,784,821)
$ (574,211,887)	$ 14,753,975	$(27,914,361)	$ (81,997,203)	$(143,090,041)
335

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 25,202,316	$ 8,363,676	$ 45,747,451
Dividend income — affiliated issuers	82,237	24,335	3,155,305
Unaffiliated securities lending income	16,948	3,798	—
Affiliated securities lending income	321,177	40,153	—
Foreign taxes withheld	(2,118)	(673)	—
TOTAL INVESTMENT INCOME (LOSS)	25,620,560	8,431,289	48,902,756
EXPENSES
Advisory fee	386,028	63,301	783,128
Trustees’ fees and expenses	4,491	2,189	23,951
Proxy voting expenses	32,467	16,116	167,438
TOTAL EXPENSES	422,986	81,606	974,517
Expenses waived/reimbursed by the Adviser	—	—	(129,216)
NET EXPENSES	422,986	81,606	845,301
NET INVESTMENT INCOME (LOSS)	$ 25,197,574	$ 8,349,683	$ 48,057,455
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,072,016)	(1,790,818)	(23,154,344)
Investments — affiliated issuers	1,281	775	27,726
In-kind redemptions — unaffiliated issuers	(4,180,563)	(11,258,681)	—
Net realized gain (loss)	(16,251,298)	(13,048,724)	(23,126,618)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,188,473	(2,710,493)	(153,885,147)
Investments — affiliated issuers	(114)	87	46,300
Net change in unrealized appreciation/depreciation	10,188,359	(2,710,406)	(153,838,847)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,062,939)	(15,759,130)	(176,965,465)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 19,134,635	$ (7,409,447)	$(128,908,010)
See accompanying notes to financial statements.
336

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337

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 82,253,335	$ 123,279,367	$ 90,761,366	$ 95,150,376
Net realized gain (loss)	(106,295,326)	(50,363,613)	(111,183,191)	(120,312,879)
Net change in unrealized appreciation/depreciation	(177,878,394)	(790,956,745)	(27,241,702)	(516,547,299)
Net increase (decrease) in net assets resulting from operations	(201,920,385)	(718,040,991)	(47,663,527)	(541,709,802)
Net equalization credits and charges	710,266	863,889	1,834,954	421,427
Distributions to shareholders	(97,312,404)	(136,092,015)	(105,741,118)	(96,197,767)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,037,335,445	2,282,549,535	7,535,073,611	17,281,124,567
Cost of shares redeemed	(1,474,546,684)	(1,316,624,939)	(7,159,262,010)	(17,650,210,058)
Net income equalization	(710,266)	(863,889)	(1,834,954)	(421,427)
Other Capital	537,577	564,816	298,707	502,558
Net increase (decrease) in net assets from beneficial interest transactions	562,616,072	965,625,523	374,275,354	(369,004,360)
Contribution from Adviser (Note 5)	8,417	—	—	—
Net increase (decrease) in net assets during the period	264,101,966	112,356,406	222,705,663	(1,006,490,502)
Net assets at beginning of period	6,271,345,751	6,158,989,345	5,675,911,767	6,682,402,269
NET ASSETS AT END OF PERIOD	$ 6,535,447,717	$ 6,271,345,751	$ 5,898,617,430	$ 5,675,911,767
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,200,000	79,700,000	234,200,000	488,600,000
Shares redeemed	(58,000,000)	(47,000,000)	(222,800,000)	(496,800,000)
Net increase (decrease) from share transactions	22,200,000	32,700,000	11,400,000	(8,200,000)
See accompanying notes to financial statements.
338

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 13,081,458	$ 28,911,273	$ 77,147,138	$ 93,373,611	$ 90,080,841	$ 75,341,836
(63,271,999)	(85,075,707)	(219,613,572)	21,317,918	(99,735,265)	(55,484,526)
14,656,058	(159,325,687)	(431,745,453)	(1,256,371,455)	24,408,399	(319,958,156)
(35,534,483)	(215,490,121)	(574,211,887)	(1,141,679,926)	14,753,975	(300,100,846)
(212,112)	(218,043)	(875,836)	3,564,412	(82,934)	(182,065)
(14,954,087)	(29,206,031)	(87,538,472)	(90,609,964)	(102,601,010)	(91,910,646)

950,532,353	4,091,264,993	5,809,255,022	5,877,198,657	1,797,985,316	2,636,279,000
(956,637,554)	(4,236,668,296)	(5,220,476,754)	(2,394,198,910)	(1,466,367,135)	(2,614,134,267)
212,112	218,043	875,836	(3,564,412)	82,934	182,065
61,820	246,700	26,084	8,494	20,115	23,170
(5,831,269)	(144,938,560)	589,680,188	3,479,443,829	331,721,230	22,349,968
—	—	—	—	—	—
(56,531,951)	(389,852,755)	(72,946,007)	2,250,718,351	243,791,261	(369,843,589)
609,615,042	999,467,797	5,854,774,041	3,604,055,690	7,365,332,321	7,735,175,910
$ 553,083,091	$ 609,615,042	$ 5,781,828,034	$ 5,854,774,041	$ 7,609,123,582	$ 7,365,332,321

40,900,000	136,800,000	188,200,000	150,700,000	61,100,000	86,100,000
(41,600,000)	(142,900,000)	(166,500,000)	(60,700,000)	(49,700,000)	(85,600,000)
(700,000)	(6,100,000)	21,700,000	90,000,000	11,400,000	500,000
339

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 34,917,949	$ 14,837,044	$ 74,537,851	$ 199,661,363
Net realized gain (loss)	(74,823,117)	(41,029,082)	(127,853,026)	18,186,499
Net change in unrealized appreciation/depreciation	11,990,807	(112,440,149)	(28,682,028)	(434,597,284)
Net increase (decrease) in net assets resulting from operations	(27,914,361)	(138,632,187)	(81,997,203)	(216,749,422)
Net equalization credits and charges	87,992	(251,516)	6,295,853	(8,700,254)
Distributions to shareholders	(38,051,289)	(12,576,789)	(88,185,253)	(200,997,275)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,711,187,044	1,945,837,983	361,526,063	1,952,433,937
Cost of shares redeemed	(3,113,705,182)	(1,968,430,366)	(797,107,474)	(1,291,119,647)
Net income equalization	(87,992)	251,516	(6,295,853)	8,700,254
Other Capital	9,567	4,655	847	3,509
Net increase (decrease) in net assets from beneficial interest transactions	597,403,437	(22,336,212)	(441,876,417)	670,018,053
Contribution from Adviser (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	531,525,779	(173,796,704)	(605,763,020)	243,571,102
Net assets at beginning of period	3,324,089,378	3,497,886,082	2,847,827,956	2,604,256,854
NET ASSETS AT END OF PERIOD	$ 3,855,615,157	$ 3,324,089,378	$2,242,064,936	$ 2,847,827,956
SHARES OF BENEFICIAL INTEREST:
Shares sold	128,000,000	64,900,000	13,500,000	63,500,000
Shares redeemed	(107,400,000)	(66,200,000)	(29,900,000)	(43,600,000)
Net increase (decrease) from share transactions	20,600,000	(1,300,000)	(16,400,000)	19,900,000
See accompanying notes to financial statements.
340

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22

$ 35,694,780	$ 27,642,415	$ 25,197,574	$ 27,890,540	$ 8,349,683	$ 9,206,510
(219,094,607)	(42,866,879)	(16,251,298)	(1,543,337)	(13,048,724)	(8,115,296)
40,309,786	(303,248,620)	10,188,359	(116,262,066)	(2,710,406)	(55,514,018)
(143,090,041)	(318,473,084)	19,134,635	(89,914,863)	(7,409,447)	(54,422,804)
(1,576,827)	272,650	45,003	861,973	218,146	1,296
(37,733,445)	(25,407,912)	(29,966,004)	(29,025,407)	(9,469,287)	(9,958,264)

6,498,588,671	1,997,026,923	269,072,667	632,581,360	318,504,125	286,535,780
(6,530,513,609)	(896,131,253)	(113,932,893)	(236,319,978)	(109,995,888)	(229,414,245)
1,576,827	(272,650)	(45,003)	(861,973)	(218,146)	(1,296)
26,705	2,528	5,021	90	12,438	846
(30,321,406)	1,100,625,548	155,099,792	395,399,499	208,302,529	57,121,085
—	—	24	6,882	888	17,924
(212,721,719)	757,017,202	144,313,450	277,328,084	191,642,829	(7,240,763)
3,826,669,082	3,069,651,880	685,360,713	408,032,629	341,186,731	348,427,494
$ 3,613,947,363	$3,826,669,082	$ 829,674,163	$ 685,360,713	$ 532,829,560	$ 341,186,731

224,400,000	64,600,000	11,800,000	24,700,000	11,100,000	8,650,000
(226,200,000)	(29,500,000)	(5,100,000)	(9,300,000)	(3,850,000)	(6,950,000)
(1,800,000)	35,100,000	6,700,000	15,400,000	7,250,000	1,700,000
341

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,057,455	$ 56,257,710
Net realized gain (loss)	(23,126,618)	(27,546,768)
Net change in unrealized appreciation/depreciation	(153,838,847)	(439,514,418)
Net increase (decrease) in net assets resulting from operations	(128,908,010)	(410,803,476)
Net equalization credits and charges	191,172	1,527,823
Distributions to shareholders	(66,019,941)	(108,141,075)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	230,283,814	1,216,645,664
Cost of shares redeemed	(158,796,482)	(626,681,635)
Net income equalization	(191,172)	(1,527,823)
Other Capital	150,412	439,176
Net increase (decrease) in net assets from beneficial interest transactions	71,446,572	588,875,382
Contribution from Adviser (Note 5)	—	60,373
Net increase (decrease) in net assets during the period	(123,290,207)	71,519,027
Net assets at beginning of period	3,975,236,162	3,903,717,135
NET ASSETS AT END OF PERIOD	$3,851,945,955	$3,975,236,162
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,800,000	48,300,000
Shares redeemed	(7,300,000)	(25,400,000)
Net increase (decrease) from share transactions	3,500,000	22,900,000
See accompanying notes to financial statements.
342

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 26.35	$ 30.00	$ 30.79	$ 29.16	$ 27.88	$ 28.80
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	0.55	0.58	0.76	0.85	0.76
Net realized and unrealized gain (loss) (c)	(1.17)	(3.59)	(0.69)	1.67	1.28	(0.95)
Total from investment operations	(0.83)	(3.04)	(0.11)	2.43	2.13	(0.19)
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.01	0.01	0.01	0.04
Contribution from Affiliate (Note 5)	0.00(d)	—	—	—	—	—
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.01	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(0.40)	(0.61)	(0.69)	(0.82)	(0.86)	(0.78)
Net asset value, end of period	$ 25.12	$ 26.35	$ 30.00	$ 30.79	$ 29.16	$ 27.88
Total return (e)	(3.18)%	(10.30)%	(0.33)%	8.53%	7.88%	(0.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,535,448	$6,271,346	$6,158,989	$5,153,746	$4,076,733	$2,994,010
Ratios to average net assets:
Total expenses	0.04%(f)	0.03%	0.04%	0.04%	0.04%	0.05%
Net expenses	0.04%(f)	0.03%	0.03%	0.04%	0.04%	0.05%
Net investment income (loss)	2.62%(f)	1.90%	1.90%	2.56%	3.02%	2.67%
Portfolio turnover rate (g)	4%(h)(i)	18%(j)	24%(k)	101%	82%	150%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 31%.
(j)	The portfolio turnover calculated for the period ended 6/30/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 104%.
(k)	The portfolio turnover calculated for the period ended 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 103%.
See accompanying notes to financial statements.
343

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 32.62	$ 36.68	$ 36.45	$ 34.91	$ 33.26	$ 34.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49	0.59	0.62	0.96	1.10	0.96
Net realized and unrealized gain (loss) (b)	(0.73)	(4.05)	0.28	1.56	1.62	(1.14)
Total from investment operations	(0.24)	(3.46)	0.90	2.52	2.72	(0.18)
Net equalization credits and charges (a)	0.01	0.00(c)	(0.00)(c)	0.01	0.02	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.57)	(0.60)	(0.67)	(0.99)	(1.09)	(0.95)
Net asset value, end of period	$ 31.82	$ 32.62	$ 36.68	$ 36.45	$ 34.91	$ 33.26
Total return (d)	(0.72)%	(9.54)%	2.47%	7.37%	8.45%	(0.51)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,898,617	$5,675,912	$6,682,402	$6,334,747	$4,786,803	$3,306,326
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	3.04%(e)	1.68%	1.69%	2.71%	3.29%	2.85%
Portfolio turnover rate (f)	11%(g)	28%	26%	35%	24%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
344

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 24.05	$ 31.78	$ 31.45	$ 28.73	$ 26.15	$ 27.73
Income (loss) from investment operations:
Net investment income (loss) (b)	0.52	0.95	0.96	1.08	1.16	1.15
Net realized and unrealized gain (loss) (c)	(1.52)	(7.72)	0.31	2.73	2.54	(1.58)
Total from investment operations	(1.00)	(6.77)	1.27	3.81	3.70	(0.43)
Net equalization credits and charges	(0.01)	(0.01)	0.01	(0.01)	0.03	(0.00)(d)
Other capital (b)	0.00(d)	0.01	0.01	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.60)	(0.96)	(0.96)	(1.09)	(1.16)	(1.15)
Net asset value, end of period	$ 22.44	$ 24.05	$ 31.78	$ 31.45	$ 28.73	$ 26.15
Total return (e)	(4.25)%	(21.79)%	4.18%	13.51%	14.81%	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$553,083	$609,615	$999,468	$731,099	$642,007	$330,826
Ratios to average net assets:
Total expenses	0.05%(f)	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	4.46%(f)	3.22%	3.02%	3.59%	4.41%	4.19%
Portfolio turnover rate (g)	7%(h)	16%	15%	22%	18%	21%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
345

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 33.02	$ 41.28	$ 46.93	$ 38.24	$ 35.05	$ 36.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.74	0.70	0.89	0.98	0.94
Net realized and unrealized gain (loss) (c)	(3.91)	(8.30)	(5.67)	8.71	3.17	(1.03)
Total from investment operations	(3.49)	(7.56)	(4.97)	9.60	4.15	(0.09)
Net equalization credits and charges (b)	(0.00)(d)	0.03	0.02	(0.01)	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.48)	(0.73)	(0.70)	(0.90)	(0.98)	(0.93)
Net asset value, end of period	$ 29.05	$ 33.02	$ 41.28	$ 46.93	$ 38.24	$ 35.05
Total return (e)	(10.61)%	(18.51)%	(10.61)%	25.37%	12.24%	(0.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,781,828	$5,854,774	$3,604,056	$2,412,329	$2,378,826	$977,789
Ratios to average net assets:
Total expenses	0.07%(f)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	2.70%(f)	1.92%	1.62%	2.11%	2.79%	2.66%
Portfolio turnover rate (g)	2%(h)	4%	6%	12%	12%	9%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
346

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 29.72	$ 31.28	$ 31.31	$ 30.77	$ 30.16	$ 30.62
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.30	0.41	0.76	0.85	0.63
Net realized and unrealized gain (loss) (b)	(0.31)	(1.49)	0.03	0.56	0.58	(0.49)
Total from investment operations	0.05	(1.19)	0.44	1.32	1.43	0.14
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.00(c)	0.01	0.01	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.41)	(0.32)	(0.47)	(0.79)	(0.83)	(0.61)
Net realized gains	—	(0.05)	—	—	—	—
Net asset value, end of period	$ 29.36	$ 29.72	$ 31.28	$ 31.31	$ 30.77	$ 30.16
Total return (d)	0.13%	(3.84)%	1.39%	4.41%	4.83%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,609,124	$7,365,332	$7,735,176	$6,663,011	$5,263,916	$4,295,414
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	2.44%(e)	0.97%	1.31%	2.45%	2.80%	2.08%
Portfolio turnover rate (f)	24%(g)	56%	56%	54%	46%	56%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
347

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 29.44	$ 30.63	$ 30.71	$ 30.00	$ 29.55	$ 30.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.12	0.07	0.42	0.71	0.50
Net realized and unrealized gain (loss) (b)	(0.54)	(1.21)	(0.07)	0.80	0.42	(0.69)
Total from investment operations	(0.26)	(1.09)	0.00(c)	1.22	1.13	(0.19)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.00)(c)	0.01	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.30)	(0.10)	(0.08)	(0.52)	(0.70)	(0.43)
Net asset value, end of period	$ 28.88	$ 29.44	$ 30.63	$ 30.71	$ 30.00	$ 29.55
Total return (d)	(0.89)%	(3.55)%	0.01%	4.12%	3.97%	(0.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,855,615	$3,324,089	$3,497,886	$3,199,928	$1,320,125	$487,514
Ratios to average net assets:
Total expenses	0.07%(e)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	1.92%(e)	0.40%	0.23%	1.39%	2.39%	1.67%
Portfolio turnover rate (f)	27%(g)	52%	55%	55%	52%	96%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
348

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 27.52	$ 31.15	$ 30.10	$ 28.30	$ 27.76	$ 28.09
Income (loss) from investment operations:
Net investment income (loss) (b)	0.78	1.88	1.06	0.23	0.65	0.75
Net realized and unrealized gain (loss) (c)	(1.76)	(3.48)	0.96	2.19	0.70	(0.11)
Total from investment operations	(0.98)	(1.60)	2.02	2.42	1.35	0.64
Net equalization credits and charges (b)	0.07	(0.08)	(0.13)	(0.01)	(0.06)	(0.06)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.87)	(1.95)	(0.84)	(0.61)	(0.75)	(0.91)
Net asset value, end of period	$ 25.74	$ 27.52	$ 31.15	$ 30.10	$ 28.30	$ 27.76
Total return (e)	(3.42)%	(5.81)%	6.34%	8.66%	4.74%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,242,065	$2,847,828	$2,604,257	$1,790,965	$1,646,827	$1,243,695
Ratios to average net assets:
Total expenses	0.13%(f)	0.12%	0.12%	0.13%	0.15%	0.15%
Net investment income (loss)	5.79%(f)	6.15%	3.44%	0.79%	2.38%	2.69%
Portfolio turnover rate (g)	6%(h)	14%	13%	16%	14%	15%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
349

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 29.46	$ 32.38	$ 33.21	$ 30.91	$ 29.35	$ 30.02
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.25	0.13	0.47	0.66	0.49
Net realized and unrealized gain (loss) (c)	(1.21)	(2.94)	(0.81)	2.31	1.57	(0.70)
Total from investment operations	(0.95)	(2.69)	(0.68)	2.78	2.23	(0.21)
Net equalization credits and charges	(0.01)	0.00(d)	(0.01)	0.03	(0.00)(d)	0.01
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.29)	(0.23)	(0.14)	(0.51)	(0.67)	(0.47)
Net asset value, end of period	$ 28.21	$ 29.46	$ 32.38	$ 33.21	$ 30.91	$ 29.35
Total return (e)	(3.22)%	(8.34)%	(2.08)%	9.18%	7.73%	(0.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,613,947	$3,826,669	$3,069,652	$4,173,902	$1,706,199	$581,140
Ratios to average net assets:
Total expenses	0.07%(f)	0.06%	0.06%	0.06%	0.09%	0.10%
Net investment income (loss)	1.79%(f)	0.81%	0.41%	1.46%	2.22%	1.65%
Portfolio turnover rate (g)	10%(h)	22%	24%	22%	24%	61%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
350

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 22.40	$ 26.84	$ 24.38	$ 26.17	$ 25.33	$ 26.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	1.24	1.37	1.53	1.24	1.08
Net realized and unrealized gain (loss) (b)	(0.02)	(4.40)	2.49	(1.74)	0.80	(1.09)
Total from investment operations	0.73	(3.16)	3.86	(0.21)	2.04	(0.01)
Net equalization credits and charges (a)	0.00(c)	0.04	0.05	0.01	0.00(c)	(0.03)
Contribution from affiliate	—	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.89)	(1.32)	(1.45)	(1.60)	(1.20)	(1.08)
Net asset value, end of period	$ 22.24	$ 22.40	$ 26.84	$ 24.38	$ 26.17	$ 25.33
Total return (d)	3.30%	(12.19)%(e)	16.41%	(0.78)%	8.30%	(0.19)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$829,674	$685,361	$408,033	$102,391	$75,901	$65,869
Ratios to average net assets:
Total expenses	0.11%(f)	0.10%	0.13%	0.15%	0.34%	0.40%
Net expenses	0.11%(f)	0.10%	0.13%	0.15%	0.26%	0.30%
Net investment income (loss)	6.53%(f)	4.87%	5.25%	6.06%	4.89%	4.15%
Portfolio turnover rate (g)	14%(h)	31%	54%	53%	75%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (12.19)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
351

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 29.54	$ 35.37	$ 35.10	$ 33.02	$ 30.99	$ 32.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.84	0.87	1.09	1.19	1.03
Net realized and unrealized gain (loss) (b)	(1.13)	(5.75)	0.32	2.08	1.93	(1.25)
Total from investment operations	(0.56)	(4.91)	1.19	3.17	3.12	(0.22)
Net equalization credits and charges (a)	0.01	0.00(c)	0.02	0.03	0.07	(0.01)
Contribution from Affiliate (Note 5)	0.00(c)	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	—	0.00(c)	0.01	—
Distributions to shareholders from:
Net investment income	(0.65)	(0.84)	(0.90)	(1.12)	(1.17)	(1.03)
Net realized gains	—	(0.08)	(0.04)	—	—	—
Net asset value, end of period	$ 28.34	$ 29.54	$ 35.37	$ 35.10	$ 33.02	$ 30.99
Total return (d)	(1.87)%	(14.17)%(e)	3.49%	9.89%	10.61%	(0.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$532,830	$341,187	$348,427	$194,813	$74,285	$15,496
Ratios to average net assets:
Total expenses	0.04%(f)	0.03%	0.06%	0.06%	0.06%	0.16%
Net investment income (loss)	3.96%(f)	2.50%	2.47%	3.21%	3.81%	3.23%
Portfolio turnover rate (g)	7%(h)	21%	21%	24%	29%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
352

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/22 (Unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 22.85	$ 25.84	$ 26.74	$ 26.09	$ 25.43	$ 26.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.34	0.21	0.54	0.75	0.64
Net realized and unrealized gain (loss) (b)	(1.04)	(2.70)	(0.41)	0.85	0.76	(0.67)
Total from investment operations	(0.77)	(2.36)	(0.20)	1.39	1.51	(0.03)
Net equalization credits and charges (a)	0.00(c)	0.01	0.03	0.06	0.00(c)	(0.00)(c)
Contribution from Affiliate (Note 5)	—	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.38)	(0.64)	(0.73)	(0.82)	(0.87)	(0.82)
Net asset value, end of period	$ 21.70	$ 22.85	$ 25.84	$ 26.74	$ 26.09	$ 25.43
Total return (d)	(3.38)%	(9.25)%(e)	(0.66)%	5.69%	6.21%	(0.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,851,946	$3,975,236	$3,903,717	$2,000,022	$224,402	$228,860
Ratios to average net assets:
Total expenses	0.05%(f)	0.04%	0.05%	0.06%	0.06%	0.19%
Net expenses	0.04%(f)	0.03%	0.05%	0.04%	0.05%	0.18%
Net investment income (loss)	2.45%(f)	1.36%	0.81%	2.02%	2.96%	2.47%
Portfolio turnover rate (g)	3%(h)(i)	26%(j)	37%(k)	298%	245%	175%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 52%.
(j)	The portfolio turnover calculated for the period ended 6/30/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 157%.
(k)	The portfolio turnover calculated for the period ended 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 222%.
See accompanying notes to financial statements.
353

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations
354

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
355

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
356

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
357

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.04
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.10
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2022, SSGA FM agreed to make a contribution of $6,882, $17,924 and $60,373 to the SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF, respectively, related to an accounting matter. The final contribution amounts were made during the period ended December 31, 2022 in the amounts of $6,906, $18,812 and $60,373, respectively. Any incremental amounts are included as contributions in the current period.
During the period ended December 31, 2022, the Adviser made a contribution of $8,417 to the SPDR Portfolio Aggregate Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$275,818,323	$251,725,581	$ 103,249,121	$ 272,956
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	703,020,867	659,371,334
SPDR Portfolio Long Term Corporate Bond ETF	—	—	39,664,866	46,687,013
SPDR Portfolio Long Term Treasury ETF	90,193,995	83,547,734	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,777,930,894	1,730,233,277
SPDR Portfolio Short Term Treasury ETF	955,829,913	962,804,770	—	—
SPDR Portfolio TIPS ETF	162,197,577	220,498,688	—	—
SPDR Portfolio Intermediate Term Treasury ETF	379,737,661	374,994,829	—	—
SPDR Portfolio High Yield Bond ETF	6,104,219	6,152,344	97,589,943	103,431,610
SPDR Portfolio Corporate Bond ETF	—	—	32,699,049	27,591,362
SPDR Portfolio Mortgage Backed Bond ETF	159,690,649	94,542,248	—	—
For the period ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$3,573,156,391	$ 2,912,111,472	$ (88,304,664)
SPDR Portfolio Intermediate Term Corporate Bond ETF	7,361,658,867	7,022,636,883	(72,372,593)
SPDR Portfolio Long Term Corporate Bond ETF	931,235,089	930,477,263	(50,683,091)
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Long Term Treasury ETF	$5,753,554,104	$5,165,690,371	$(198,607,531)
SPDR Portfolio Short Term Corporate Bond ETF	1,776,801,357	1,448,157,351	(33,934,173)
SPDR Portfolio Short Term Treasury ETF	3,683,837,613	3,093,558,389	(44,758,173)
SPDR Portfolio TIPS ETF	364,586,872	805,587,511	(103,885,780)
SPDR Portfolio Intermediate Term Treasury ETF	6,444,817,029	6,484,027,120	(179,179,427)
SPDR Portfolio High Yield Bond ETF	261,302,397	108,925,782	(4,180,563)
SPDR Portfolio Corporate Bond ETF	311,454,014	108,543,592	(11,258,681)
SPDR Portfolio Mortgage Backed Bond ETF	80,349,225	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of  December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$7,790,059,205	$3,965,000	$ 823,791,495	$ (819,826,495)
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,586,123,624	5,742,857	528,494,971	(522,752,114)
SPDR Portfolio Long Term Corporate Bond ETF	706,682,261	611,335	150,174,972	(149,563,637)
SPDR Portfolio Long Term Treasury ETF	7,988,672,287	—	1,885,493,088	(1,885,493,088)
SPDR Portfolio Short Term Corporate Bond ETF	8,111,160,251	3,035,878	271,380,359	(268,344,481)
SPDR Portfolio Short Term Treasury ETF	4,163,841,596	130,407	103,441,828	(103,311,421)
SPDR Portfolio TIPS ETF	2,654,689,107	—	329,837,697	(329,837,697)
SPDR Portfolio Intermediate Term Treasury ETF	4,079,801,453	—	324,659,623	(324,659,623)
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio High Yield Bond ETF	$ 982,446,843	$ 457,298	$ 98,597,103	$ (98,139,805)
SPDR Portfolio Corporate Bond ETF	602,337,554	1,426,081	50,085,949	(48,659,868)
SPDR Portfolio Mortgage Backed Bond ETF	4,681,334,292	5,052,714	605,005,257	(599,952,543)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 288,278,163	$ 230,564,267	$ 64,293,235	$ 294,857,502
SPDR Portfolio Intermediate Term Corporate Bond ETF	403,383,690	221,985,153	189,927,463	411,912,616
SPDR Portfolio Long Term Corporate Bond ETF	12,304,830	11,871,245	741,735	12,612,980
SPDR Portfolio Long Term Treasury ETF	359,540,576	369,710,205	—	369,710,205
SPDR Portfolio Short Term Corporate Bond ETF	262,342,071	190,444,020	77,599,300	268,043,320
SPDR Portfolio Short Term Treasury ETF	172,513,668	176,175,114	—	176,175,114
SPDR Portfolio TIPS ETF	87,168,920	88,809,477	—	88,809,477
SPDR Portfolio Intermediate Term Treasury ETF	128,440,777	131,144,781	—	131,144,781
SPDR Portfolio High Yield Bond ETF	71,972,469	70,545,968	2,917,260	73,463,228
SPDR Portfolio Corporate Bond ETF	45,102,570	26,681,377	19,434,943	46,116,320
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 84,341,345	$—	$—	$—	$ 84,341,345	$ 84,341,345
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	4,545,370	—	—	—	4,545,370	4,545,370
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	16,882,705	—	—	—	16,882,705	16,882,705
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	124,794,847	—	—	—	124,794,847	124,794,847
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	221,047,240	—	—	—	221,047,240	221,047,240
SPDR Portfolio Intermediate Term Corporate Bond ETF	Foreign Government Obligations	937,913	—	—	—	937,913	937,913
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	11,871,245	—	—	—	11,871,245	11,871,245
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	369,710,205	—	—	—	369,710,205	369,710,205
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	187,329,555	—	—	—	187,329,555	187,329,555
SPDR Portfolio Short Term Corporate Bond ETF	Foreign Government Obligations	3,114,465	—	—	—	3,114,465	3,114,465
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	176,175,114	—	—	—	176,175,114	176,175,114
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	88,809,477	—	—	—	88,809,477	88,809,477
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	131,144,781	—	—	—	131,144,781	131,144,781
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	70,228,155	—	—	—	70,228,155	70,228,155
SPDR Portfolio High Yield Bond ETF	Foreign Government Obligations	317,813	—	—	—	317,813	317,813
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	26,681,377	—	—	—	26,681,377	26,681,377
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2022:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2022.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
363

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022 (Unaudited)

14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
364

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.04%	$ 968.20	$0.20	$1,025.00	$0.20
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.05	992.80	0.25	1,025.00	0.26
SPDR Portfolio Long Term Corporate Bond ETF	0.05	957.50	0.25	1,025.00	0.26
SPDR Portfolio Long Term Treasury ETF	0.07	893.90	0.33	1,024.90	0.36
SPDR Portfolio Short Term Corporate Bond ETF	0.05	1,001.30	0.25	1,025.00	0.26
SPDR Portfolio Short Term Treasury ETF	0.07	991.10	0.35	1,024.90	0.36
SPDR Portfolio TIPS ETF	0.13	965.80	0.64	1,024.60	0.66
SPDR Portfolio Intermediate Term Treasury ETF	0.07	967.80	0.35	1,024.90	0.36
SPDR Portfolio High Yield Bond ETF	0.11	1,033.00	0.56	1,024.70	0.56
SPDR Portfolio Corporate Bond ETF	0.04	981.30	0.20	1,025.00	0.20
SPDR Portfolio Mortgage Backed Bond ETF	0.04	966.20	0.20	1,025.00	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
365

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Series Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
366

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE
ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTPTFISAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 8, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 8, 2023